UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o BlackRock Fund Advisors

400 Howard Street, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: February 29, 2024

Date of reporting period: February 29, 2024

Item 1.	Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

FEBRUARY 29, 2024

2024 Annual Report

iShares Trust

•  iShares ESG Aware 1-5 Year USD Corporate Bond ETF | SUSB | NASDAQ

•  iShares ESG Aware U.S. Aggregate Bond ETF | EAGG | NYSE Arca

•  iShares ESG Aware USD Corporate Bond ETF | SUSC | NASDAQ

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of February 29, 2024

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.93%	30.45%

U.S. small cap equities (Russell 2000® Index)	8.97	10.05

International equities (MSCI Europe, Australasia, Far East Index)	9.23	14.41

Emerging market equities (MSCI Emerging Markets Index)	4.93	8.73

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	5.22

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.58	0.69

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.35	3.33

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	4.33	5.42

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	11.01

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Bond Market Overview

U.S. investment-grade bonds produced a gain of 3.33% during the 12 months ended February 29, 2024 (the “reporting period”), as measured by the Bloomberg U.S. Aggregate Bond Index. Income made a sizable contribution to performance, and strength in credit-oriented market segments provided an additional boost to returns.

The 12-month gain for the index belies the challenging environment for the bond market through the first eight months of the period. During this time, yields drifted steadily higher (as prices fell) in response to better-than-expected economic growth and continued interest rate increases by the U.S. Federal Reserve (Fed). The Fed raised rates by a quarter-point at its meetings in March, May, and July 2023, moving its benchmark fed funds rate to a range of 5.25% - 5.50%. Although the Fed’s aggressive actions contributed to a decline in inflation, U.S. economic growth remained robust behind persistent strength in the labor market. This trend gave rise to expectations that the central bank would need to keep rates “higher for longer,” fueling a sharp sell-off in the bond market in the span from August through October 2023.

The investment backdrop improved considerably in the final two months of 2023, touching off a rally that helped the fixed-income market quickly recover its earlier losses. The headline Consumer Price Index fell to its lowest levels since early 2021 in the November report, surprising the markets and causing the consensus to shift toward the view that the Fed was in fact finished raising rates. In December, Fed Chairman Jerome Powell provided another positive surprise with his suggestion that rate cuts could begin as early as the first half of 2024. Bond prices moved surged in response, with the credit sectors leading the way amid a pronounced improvement in investor sentiment. While yields crept higher in January and February, the Bloomberg U.S. Aggregate Bond Index finished in positive territory on the strength of its earlier advance.

These trends were reflected in the U.S. Treasury market, where the yield on the two-year note entered the annual period at 4.81%, reached a high of 5.19% in mid-October, and subsequently finished February 2024 at 4.64%. The 10-year issue followed a similar path, climbing from 3.92% at the start of the period to a high of 4.98% before sliding to 4.25% on February 29, 2024. One result of these moves was that the yield curve’s inversion—i.e., the extent to which short-term rates exceeded those of longer-term issues—gradually moderated from the unusually high level reached in early 2023. Short-term Treasuries were the strongest performers on a total return basis, followed by intermediate-term issues. However, longer-dated government bonds (those with maturities of 10 years and above) posted a loss.

Investment-grade corporate bonds were the best performing segment of the index during the 12-month period. The asset class was helped by a larger contribution from yield, together with a decline in yield spreads relative to U.S. Treasuries. Securitized assets—a category that encompasses mortgage-backed securities (MBS), asset backed securities (ABS) and commercial mortgage-backed securities (CMBS)—underperformed the index. While ABS and CMBS both held up well, agency MBS failed to keep pace with the broader fixed-income market due to the combination of the Fed’s ongoing balance sheet reduction and lower buying demand from banks.

4	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF

Investment Objective

The iShares ESG Aware 1-5 Year USD Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds having remaining maturities between one and five years and issued by companies that have positive environmental, social and governance characteristics while seeking to exhibit risk and return characteristics similar to those of the parent index of such index, as represented by the Bloomberg MSCI US Corporate 1-5 Year ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	5.58%	1.87%	1.82%	5.58%	9.73%	12.74%
Fund Market	5.53	1.81	1.82	5.53	9.41	12.72
Index	5.71	2.09	2.04	5.71	10.91	14.36

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was July 11, 2017. The first day of secondary market trading was July 13, 2017.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,033.90	$ 0.61		$ 1,000.00	$ 1,024.30	$ 0.60		0.12%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 29, 2024 (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF

Portfolio Management Commentary

Returns for shorter-maturity, investment grade corporate bonds with positive environmental, social and governance (“ESG”) characteristics were positive during the12-month reporting period despite market volatility driven by shifting expectations around inflation and Federal Reserve (Fed) interest rate policy. In this vein, the yield on the two-year Treasury note entered the annual period at 4.81%, reached a high of 5.19% in mid-October of 2023, and subsequently declined on an improved outlook for Fed rate cuts, ending the period at 4.64%. Corporate bonds were the best performing segment of the investment grade market as credit sentiment remained firm and yield spreads relative to U.S. Treasuries narrowed.

The Bloomberg MSCI US 1-5 Year Corporate ESG Focus Index (“the Index”) performed in line with the broader short-term investment grade corporate bond market as represented by the Bloomberg US Corporate 1-5 Year Index. Within the Index, performance was led by lower quality issues in the Moody’s Baa rating category, while bonds rated Aaa were the biggest laggards while still posting positive returns. Relative to the broader market, the ESG selection process leads to overweight and underweight positions in bonds with higher or lower ESG characteristics, respectively. Consequently, the Index achieved an ESG quality score that was higher than the broader market, with lower exposure to carbon intensive companies.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	1.7%
Aa	3.5
A	47.7
Baa	44.5
Ba	1.2
Not Rated	1.4

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

1-2 Years	25.9%
2-3 Years	23.8
3-4 Years	24.5
4-5 Years	21.6
5-6 Years	4.0
7-8 Years	0.1
21-22 Years	0.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF

Investment Objective

The iShares ESG Aware U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade bonds from issuers generally evaluated for favorable environmental, social and governance practices while seeking to exhibit risk and return characteristics similar to those of the broad U.S. dollar-denominated investment-grade bond market, as represented by the Bloomberg MSCI US Aggregate ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	3.22%	0.46%	1.07%	3.22%	2.34%	5.88%
Fund Market	3.27	0.46	1.08	3.27	2.32	5.96
Index	3.33	0.60	1.18	3.33	3.01	6.51

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was October 18, 2018. The first day of secondary market trading was October 23, 2018.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,022.80	$ 0.45		$ 1,000.00	$ 1,024.40	$ 0.45		0.09%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of February 29, 2024 (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF

Portfolio Management Commentary

Returns for investment-grade bonds with positive environmental, social and governance (“ESG”) characteristics were positive during the 12-month reporting period despite market volatility driven by shifting expectations around inflation and Federal Reserve (Fed) interest rate policy. In this vein, the yield on the 10-year Treasury bond began the period at 3.92% and rose more than 100 basis points to 4.98% before declining on an improved outlook for Fed rate cuts, ultimately ending the period at 4.25%. The Bloomberg MSCI US Aggregate ESG Focus Index (“the Index”) performed in line with the broader bond market as represented by the Bloomberg U.S. Aggregate Index.

Investment grade corporate bonds were the best performing segment of the Index during the period as credit sentiment remained firm and yield spreads relative to U.S. Treasuries narrowed. Returns for Treasuries were positive but lagged those for corporate bonds as longer-term Treasury yields finished the period modestly higher. Securitized assets including mortgage-backed securities, asset backed securities and commercial mortgage-backed securities also finished in positive territory while underperforming corporate bonds. In particular, demand for agency mortgage-backed securities was negatively impacted by the Fed’s post-pandemic balance sheet reduction efforts. In addition, banks curtailed their purchases given extended durations for the sector with the rise in mortgage rates seen since the beginning of the Fed’s hiking cycle along with an inverted yield curve that hurt net interest margins.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	71.8%
Aa	1.5
A	11.6
Baa	12.4
Ba	0.4
Not Rated	2.3

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments(a)

U.S. Government & Agency Obligations	69.4%
Corporate Bonds & Notes	26.1
Foreign Government Obligations	3.4
Collaterized Mortgage Obligations	1.0
Asset-Backed Securities	0.5
Municipal Debt Obligations	—(b)
TBA Sales Commitments	(0.4)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

(b)	Rounds to less than 0.1%

8	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF

Investment Objective

The iShares ESG Aware USD Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds issued by companies that have positive environmental, social and governance characteristics while seeking to exhibit risk and return characteristics similar to those of the parent index of such index, as represented by the Bloomberg MSCI US Corporate ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	5.82%	1.61%	1.55%	5.82%	8.32%	10.75%
Fund Market	5.91	1.54	1.56	5.91	7.95	10.80
Index	5.99	1.91	1.83	5.99	9.94	12.80

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSETVALUE)

The inception date of the Fund was July 11, 2017. The first day of secondary market trading was July 13, 2017.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,037.60	$ 0.91		$ 1,000.00	$ 1,024.00	$ 0.91		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	9

Fund Summary as of February 29, 2024 (continued)	iShares® ESG Aware USD Corporate Bond ETF

Portfolio Management Commentary

Returns for investment-grade corporate bonds with positive environmental, social and governance (“ESG”) characteristics were positive during the 12-month reporting period despite market volatility driven by shifting expectations around inflation and Federal Reserve (Fed) interest rate policy. In this vein, the yield on the 10-year Treasury bond began the period at 3.92% and rose more than 100 basis points to 4.98% before declining on an improved outlook for Fed rate cuts, ultimately ending the period at 4.25%. Corporate bonds were the best performing segment of the investment grade market as credit sentiment remained firm and yield spreads relative to U.S. Treasuries narrowed.

The Bloomberg MSCI US Corporate ESG Focus Index (“the Index”) performed in line with the broader market as represented by the Bloomberg US Corporate Index. Within the Index, performance was strongest for the lowest rated segment within the investment grade corporate bond market as represented by issues rated Baa byMoody’s Ratings. In terms of maturity, bonds with maturities of 10 years or longer make up the largest proportion of the Index and contributed the most to return for the period.

Relative to the broader market, the ESG selection process leads to overweight and underweight positions in bonds with higher or lower ESG characteristics, respectively. Consequently, the Index achieved an ESG quality score that was higher than the broader market, with lower exposure to carbon intensive companies.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	1.6%
Aa	4.3
A	45.5
Baa	46.0
Ba	1.6
Not Rated	1.0

MATURITY ALLOCATION

Maturity	Percent of Total Investments(a)

1-5 Years	36.3%
5-10 Years	27.8
10-15 Years	8.2
15-20 Years	5.7
More than 20 Years	22.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	11

Schedule of Investments February 29, 2024	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)(a)	$250	$244,814

Aerospace & Defense — 0.3%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	945	899,686
4.95%, 08/15/25 (Call 05/15/25)	105	103,623
Northrop Grumman Corp., 4.60%, 02/01/29 (Call 01/01/29)	300	294,002
RTX Corp.
2.65%, 11/01/26 (Call 08/01/26)	45	42,347
3.13%, 05/04/27 (Call 02/04/27)	15	14,156
3.50%, 03/15/27 (Call 12/15/26)	25	23,893
3.95%, 08/16/25 (Call 06/16/25)	83	81,415
4.13%, 11/16/28 (Call 08/16/28)	360	345,751
5.75%, 11/08/26 (Call 10/08/26)	520	527,569
5.75%, 01/15/29 (Call 12/15/28)	405	416,931

		2,749,373

Agriculture — 0.8%
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	35	32,954
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	4,086	3,867,975
3.25%, 08/15/26 (Call 05/15/26)	3,080	2,936,399
3.75%, 09/25/27 (Call 06/25/27)	305	291,796

		7,129,124

Airlines — 0.0%
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29(a)	95	84,641
Southwest Airlines Co., 5.13%, 06/15/27 (Call 04/15/27)(a)	120	119,595

		204,236

Apparel — 0.5%
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	957	943,597
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	333	325,448
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	10	9,497
4.25%, 04/01/25 (Call 01/01/25)	140	137,847
7.05%, 11/27/25	210	213,926
7.35%, 11/27/28 (Call 10/27/28)	630	659,229
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	710	681,151
2.80%, 04/23/27 (Call 02/23/27)	1,730	1,568,588

		4,539,283

Auto Manufacturers — 2.3%
American Honda Finance Corp.
1.00%, 09/10/25	152	142,842
1.30%, 09/09/26	68	62,084
2.00%, 03/24/28	10	8,957
2.25%, 01/12/29	405	359,640
2.30%, 09/09/26	65	60,966
4.70%, 01/12/28(a)	1,935	1,925,148
4.75%, 01/12/26	60	59,607
4.95%, 01/09/26	325	324,012
5.13%, 07/07/28	825	831,677
5.25%, 07/07/26(a)	240	241,686
5.65%, 11/15/28	545	560,380

Security	Par (000)	Value

Auto Manufacturers (continued)
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	$2,010	$1,885,443
4.90%, 02/20/29 (Call 01/20/29)(a)	800	796,017
Ford Motor Credit Co. LLC
2.90%, 02/16/28 (Call 12/16/27)(a)	1,930	1,730,164
4.13%, 08/17/27 (Call 06/17/27)	1,455	1,375,202
6.80%, 11/07/28 (Call 10/07/28)	595	616,134
7.35%, 11/04/27 (Call 10/04/27)	55	57,470
General Motors Co.
4.00%, 04/01/25	605	595,386
6.80%, 10/01/27 (Call 08/01/27)	45	46,989
General Motors Financial Co. Inc.
1.50%, 06/10/26 (Call 05/10/26)	85	77,865
2.35%, 02/26/27 (Call 01/26/27)(a)	895	820,557
2.40%, 10/15/28 (Call 08/15/28)	210	184,508
2.70%, 08/20/27 (Call 06/20/27)(a)	60	55,044
2.75%, 06/20/25 (Call 05/20/25)(a)	165	159,248
3.85%, 01/05/28 (Call 10/05/27)	25	23,730
4.00%, 10/06/26 (Call 07/06/26)(a)	80	77,340
4.30%, 07/13/25 (Call 04/13/25)	102	100,315
4.35%, 04/09/25 (Call 02/09/25)	852	840,986
4.35%, 01/17/27 (Call 10/17/26)	120	116,790
5.00%, 04/09/27 (Call 03/09/27)	1,195	1,182,352
5.40%, 05/08/27	90	90,101
5.80%, 06/23/28 (Call 05/23/28)	45	45,646
5.80%, 01/07/29 (Call 12/07/28)	305	309,026
6.00%, 01/09/28 (Call 12/09/27)	425	434,326
Honda Motor Co. Ltd., 2.53%, 03/10/27 (Call 02/10/27)(a)	50	46,718
Toyota Motor Credit Corp.
1.15%, 08/13/27	590	522,693
1.90%, 01/13/27	190	174,965
3.00%, 04/01/25	698	681,993
3.05%, 03/22/27	270	256,040
3.20%, 01/11/27	175	167,196
3.40%, 04/14/25	167	163,662
4.55%, 09/20/27	880	872,498
5.00%, 08/14/26	200	199,962
5.25%, 09/11/28	175	177,509
5.45%, 11/10/27	35	35,694

		19,496,568

Auto Parts & Equipment — 0.1%
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)(a)	640	590,725
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	55	52,639

		643,364

Banks — 31.4%
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	6,733	6,293,652
6.14%, 09/14/28 (Call 09/14/27), (1-year CMT + 2.700%)(b)	775	785,743
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(b)	390	352,712
1.85%, 03/25/26	1,637	1,519,181
2.75%, 05/28/25	325	313,545
3.80%, 02/23/28(a)	400	376,765
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(a)(b)	1,195	1,143,947
4.25%, 04/11/27(a)	565	544,400
4.38%, 04/12/28	450	432,378

12	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.18%, 11/19/25	$412	$406,248
5.59%, 08/08/28(a)	800	806,199
6.53%, 11/07/27 (Call 11/07/26), (1-year CMT + 1.650%)(b)	400	409,295
6.61%, 11/07/28	400	420,293
Bank of America Corp.
1.20%, 10/24/26 (Call 10/24/25), (1-day SOFR + 1.010%)(b)	500	465,820
1.32%, 06/19/26 (Call 06/19/25), (1-day SOFR + 1.150%)(b)	400	378,712
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(b)	2,494	2,286,286
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(b)	925	811,724
2.55%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(b)	780	721,364
3.25%, 10/21/27 (Call 10/21/26)(a)	65	61,399
3.38%, 04/02/26 (Call 04/02/25), (1-day SOFR + 1.330%)(b)	310	302,721
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.302%)(b)	2,130	1,990,436
3.56%, 04/23/27 (Call 04/23/26), (3-mo. SOFR + 1.322%)(b)	350	336,611
3.59%, 07/21/28 (Call 07/21/27), (3-mo. SOFR + 1.632%)(b)	1,030	975,338
3.71%, 04/24/28 (Call 04/24/27), (3-mo. SOFR + 1.774%)(b)	2,270	2,161,918
3.82%, 01/20/28 (Call 01/20/27), (3-mo. SOFR + 1.837%)(b)	1,695	1,628,415
3.88%, 08/01/25	66	64,945
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(b)	500	469,915
4.25%, 10/22/26	165	161,362
4.27%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.572%)(b)	495	475,570
4.38%, 04/27/28 (Call 04/27/27), (1-day SOFR + 1.580%)(b)	1,360	1,323,698
4.45%, 03/03/26	20	19,669
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(b)	40	39,658
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(b)	1,050	1,039,437
5.08%, 01/20/27 (Call 01/20/26), (1-day SOFR + 1.290%)(b)	470	466,992
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(b)	1,505	1,496,482
5.82%, 09/15/29 (Call 09/15/28), (1-day SOFR + 1.570%)(b)	15	15,291
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(b)	1,235	1,273,276
6.22%, 09/15/26	20	20,430
Series L, 3.95%, 04/21/25	1,292	1,270,645
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,390	1,342,257
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1-day SOFR + 0.910%)(b)	1,413	1,311,856
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26), (1-day SOFR + 0.603%)(b)	2,310	2,131,353
1.25%, 09/15/26	1,260	1,146,714
1.85%, 05/01/25(a)	222	213,298
2.65%, 03/08/27	190	177,272

Security	Par (000)	Value

Banks (continued)
3.70%, 06/07/25	$30	$29,393
3.80%, 12/15/32 (Call 12/15/27), (5-year USD Swap + 1.432%)(b)	70	64,387
5.20%, 02/01/28 (Call 01/01/28)	1,130	1,134,188
5.27%, 12/11/26	185	185,446
5.30%, 06/05/26	190	190,460
5.72%, 09/25/28 (Call 08/25/28)	545	558,788
5.92%, 09/25/25	150	151,546
Series H, 4.70%, 09/14/27 (Call 08/14/27)	90	89,097
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)(a)	165	152,188
1.05%, 10/15/26 (Call 09/15/26)	80	72,263
1.60%, 04/24/25 (Call 03/24/25)	1,870	1,796,443
1.65%, 07/14/28 (Call 05/14/28)(a)	1,000	875,979
2.05%, 01/26/27 (Call 12/26/26)	30	27,681
2.45%, 08/17/26 (Call 05/17/26)	20	18,803
2.80%, 05/04/26 (Call 02/04/26)	140	133,646
3.40%, 01/29/28 (Call 10/29/27)	30	28,375
3.44%, 02/07/28 (Call 02/07/27), (3-mo. SOFR + 1.331%)(b)	40	38,231
3.85%, 04/28/28	1,265	1,220,111
3.95%, 11/18/25 (Call 10/18/25)	105	102,742
3.99%, 06/13/28 (Call 06/13/27), (1-day SOFR + 1.151%)(b)	20	19,367
4.54%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.168%)(a)(b)	500	490,827
4.95%, 04/26/27 (Call 04/26/26), (1-day SOFR + 1.026%)(b)	425	422,783
5.80%, 10/25/28 (Call 10/25/27), (1-day SOFR + 1.802%)(b)	170	174,087
6.32%, 10/25/29 (Call 10/25/28), (1-day SOFR + 1.598%)(b)	320	335,264
Series J, 1.90%, 01/25/29 (Call 11/25/28)	750	656,399
Bank of Nova Scotia (The)
1.05%, 03/02/26	4,785	4,412,248
1.30%, 06/11/25	1,731	1,645,217
1.30%, 09/15/26 (Call 06/15/26)	1,595	1,451,709
1.35%, 06/24/26	1,820	1,670,466
1.95%, 02/02/27	145	133,080
2.70%, 08/03/26	1,320	1,246,474
2.95%, 03/11/27	100	94,135
3.45%, 04/11/25	105	102,817
4.50%, 12/16/25	50	49,139
5.25%, 06/12/28	105	105,523
5.35%, 12/07/26(a)	325	326,285
5.45%, 06/12/25	2,000	2,001,396
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (3-mo. SOFR + 2.090%)(b)	100	83,199
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1-year CMT + 1.050%)(b)	2,285	2,088,331
2.85%, 05/07/26 (Call 05/07/25), (1-day SOFR + 2.714%)(b)	885	855,570
3.65%, 03/16/25	200	195,827
4.38%, 01/12/26	1,680	1,645,397
4.84%, 05/09/28 (Call 05/07/27)	815	784,532
4.97%, 05/16/29 (Call 05/16/28), (3-mo. LIBOR US + 1.902%)(b)	800	777,805
5.20%, 05/12/26	1,000	987,885
5.30%, 08/09/26 (Call 08/09/25), (1-year CMT + 2.300%)(b)	55	54,661

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.50%, 08/09/28 (Call 08/09/27), (1-year CMT + 2.650%)(b)	$50	$49,725
5.83%, 05/09/27 (Call 05/09/26), (1-day SOFR + 2.210%)(b)	665	666,355
6.49%, 09/13/29 (Call 09/13/28), (1-day SOFR + 2.220%)(b)	265	273,051
6.50%, 09/13/27 (Call 09/13/26), (1-day SOFR + 1.880%)(b)	200	203,479
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(b)	230	243,073
BPCE SA, 3.38%, 12/02/26	175	167,768
Canadian Imperial Bank of Commerce
0.95%, 10/23/25(a)	950	887,995
1.25%, 06/22/26 (Call 05/22/26)	235	215,430
3.30%, 04/07/25	215	210,030
3.95%, 08/04/25	230	225,506
5.00%, 04/28/28 (Call 03/28/28)	355	353,720
5.14%, 04/28/25	265	264,097
5.62%, 07/17/26	160	161,544
5.93%, 10/02/26	180	183,187
5.99%, 10/03/28 (Call 09/03/28)(a)	745	771,716
Citibank NA, 5.80%, 09/29/28 (Call 08/29/28)(a)	595	612,890
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26), (1-day SOFR + 0.765%)(b)	3,090	2,848,446
1.46%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(b)	1,525	1,397,510
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(b)	1,320	1,236,588
3.11%, 04/08/26 (Call 04/08/25), (1-day SOFR + 2.842%)(b)	1,302	1,267,478
3.20%, 10/21/26 (Call 07/21/26)	95	90,225
3.29%, 03/17/26 (Call 03/17/25), (1-day SOFR + 1.528%)(b)	70	68,366
3.30%, 04/27/25(a)	518	506,525
3.40%, 05/01/26	95	91,406
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(b)	1,010	948,718
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(b)	190	180,107
3.70%, 01/12/26	2,050	1,995,830
3.88%, 03/26/25	165	161,842
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(b)	1,190	1,143,494
4.08%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.454%)(b)	500	477,072
4.13%, 07/25/28	445	422,328
4.30%, 11/20/26	25	24,351
4.40%, 06/10/25	823	811,024
4.45%, 09/29/27	1,165	1,128,673
4.60%, 03/09/26	185	181,957
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(b)	715	701,963
5.17%, 02/13/30 (Call 02/13/29), (1-day SOFR + 1.364%)(b)	640	633,492
5.50%, 09/13/25	482	480,855
Citizens Bank NA
2.25%, 04/28/25 (Call 03/28/25)	250	239,540
4.58%, 08/09/28 (Call 08/09/27), (1-day SOFR + 2.000%)(b)	430	409,502
Comerica Bank, 4.00%, 07/27/25	250	242,319

Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank UA, 4.38%, 08/04/25	$250	$245,143
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25	30	29,378
Credit Suisse AG/New York
2.95%, 04/09/25	240	233,095
5.00%, 07/09/27	770	762,711
7.50%, 02/15/28(a)	1,220	1,314,068
Deutsche Bank AG
4.10%, 01/13/26(a)	560	545,940
4.50%, 04/01/25	45	44,137
Deutsche Bank AG/New York
1.69%, 03/19/26	250	232,948
2.13%, 11/24/26 (Call 11/24/25), (1-day SOFR + 1.870%)(b)	1,445	1,354,860
2.31%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(b)	665	604,027
2.55%, 01/07/28 (Call 01/07/27), (1-day SOFR + 1.318%)(b)	695	633,009
4.10%, 01/13/26	973	949,813
6.72%, 01/18/29 (Call 01/18/28), (1-day SOFR + 3.180%)(b)	210	215,701
6.82%, 11/20/29 (Call 11/20/28), (1-day SOFR + 2.510%)(b)	1,115	1,152,802
7.15%, 07/13/27 (Call 07/13/26), (1-day SOFR + 2.520%)(a)(b)	370	379,760
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	60	56,895
4.25%, 03/13/26	5	4,856
4.65%, 09/13/28 (Call 06/13/28)	1,440	1,374,913
Fifth Third Bancorp., 6.34%, 07/27/29 (Call 07/27/28), (1-day SOFR + 2.340%)(b)	680	698,295
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	177	172,297
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.789%)(b)	235	217,745
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(b)	2,377	2,197,162
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(b)	1,610	1,463,433
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(b)	3,030	2,774,639
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(b)	1,710	1,584,262
3.50%, 04/01/25 (Call 03/01/25)	144	141,025
3.50%, 11/16/26 (Call 11/16/25)	180	172,654
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(b)	1,210	1,153,794
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.772%)(a)(b)	1,060	1,011,103
3.75%, 05/22/25 (Call 02/22/25)	141	138,282
3.75%, 02/25/26 (Call 11/25/25)	95	92,626
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.420%)(b)	786	742,492
3.85%, 01/26/27 (Call 01/26/26)	140	135,270
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.563%)(b)	1,095	1,049,945
4.25%, 10/21/25	90	88,383
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(b)	235	229,256
5.95%, 01/15/27	175	178,597
6.48%, 10/24/29 (Call 10/24/28), (1-day SOFR + 1.770%)(b)	1,265	1,325,887

14	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26), (1-day SOFR + 1.290%)(b)	$2,670	$2,444,089
1.65%, 04/18/26 (Call 04/18/25), (1-day SOFR + 1.538%)(a)(b)	680	648,831
2.01%, 09/22/28 (Call 09/22/27), (1-day SOFR + 1.732%)(b)	175	155,066
2.10%, 06/04/26 (Call 06/04/25), (1-day SOFR + 1.929%)(b)	1,270	1,214,597
2.21%, 08/17/29 (Call 08/17/28), (1-day SOFR + 1.285%)(b)	1,040	902,902
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(b)	540	494,285
3.90%, 05/25/26	2,117	2,051,369
4.04%, 03/13/28 (Call 03/13/27), (3-mo. SOFR + 1.808%)(b)	345	330,565
4.25%, 08/18/25	509	498,496
4.29%, 09/12/26 (Call 09/12/25), (3-mo. SOFR + 1.609%)(b)	1,315	1,289,415
4.30%, 03/08/26	390	381,593
4.38%, 11/23/26	540	525,264
4.58%, 06/19/29 (Call 06/19/28), (3-mo. SOFR + 1.796%)(b)	1,285	1,236,145
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(b)	693	676,635
5.55%, 03/04/30 (Call 03/04/29), (1-day SOFR + 1.460%)(b)	800	799,342
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(b)	295	301,371
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(b)	570	603,451
Huntington Bancshares Inc./OH
4.00%, 05/15/25 (Call 04/15/25)	545	535,142
4.44%, 08/04/28 (Call 08/04/27), (1-day SOFR + 1.970%)(b)	325	312,098
6.21%, 08/21/29 (Call 08/21/28), (1-day SOFR + 2.020%)(b)	205	208,503
Huntington National Bank (The), 4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(b)	1,755	1,691,819
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.005%)(b)	2,280	2,110,141
3.87%, 03/28/26 (Call 03/28/25), (1-day SOFR + 1.640%)(b)	200	196,182
3.95%, 03/29/27	445	428,446
4.02%, 03/28/28 (Call 03/28/27), (1-day SOFR + 1.830%)(b)	285	273,549
4.55%, 10/02/28	20	19,497
6.08%, 09/11/27 (Call 09/11/26), (1-day SOFR + 1.560%)(b)	200	202,271
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26), (3-mo. SOFR + 0.695%)(b)	355	327,141
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(b)	2,645	2,403,399
1.58%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(b)	2,235	2,065,803
2.01%, 03/13/26 (Call 03/13/25), (3-mo. SOFR + 1.585%)(a)(b)	2,350	2,265,179
2.08%, 04/22/26 (Call 04/22/25), (1-day SOFR + 1.850%)(b)	3,672	3,533,479

Security	Par (000)	Value

Banks (continued)
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(b)	$100	$91,080
2.95%, 10/01/26 (Call 07/01/26)	5	4,752
2.95%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.170%)(b)	460	430,757
3.20%, 06/15/26 (Call 03/15/26)	70	67,335
3.30%, 04/01/26 (Call 01/01/26)	25	24,112
3.54%, 05/01/28 (Call 05/01/27), (3-mo. SOFR + 1.642%)(b)	225	213,764
3.78%, 02/01/28 (Call 02/01/27), (3-mo. SOFR + 1.599%)(b)	2,185	2,097,621
3.90%, 07/15/25 (Call 04/15/25)	116	114,023
3.96%, 01/29/27 (Call 01/29/26), (3-mo. SOFR + 1.507%)(b)	105	102,468
4.01%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.382%)(b)	40	38,190
4.08%, 04/26/26 (Call 04/26/25), (1-day SOFR + 1.320%)(b)	125	123,130
4.13%, 12/15/26	80	78,092
4.25%, 10/01/27	45	44,016
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(b)	3,145	3,069,515
4.45%, 12/05/29 (Call 12/05/28), (3-mo. SOFR + 1.592%)(b)	500	483,554
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(b)	1,810	1,789,894
5.01%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.310%)(b)	1,200	1,187,382
5.04%, 01/23/28 (Call 01/23/27), (1-day SOFR + 1.190%)(b)	550	547,064
5.30%, 07/24/29 (Call 07/24/28), (1-day SOFR + 1.450%)(b)	1,265	1,268,426
6.09%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.570%)(b)	990	1,023,392
7.63%, 10/15/26	30	31,877
7.75%, 07/15/25(a)	115	119,142
8.00%, 04/29/27(a)	245	266,424
KeyCorp
2.25%, 04/06/27	35	31,220
4.10%, 04/30/28(a)	700	655,189
Lloyds Bank PLC, 3.50%, 05/14/25	480	468,667
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1-year CMT + 0.850%)(b)	570	522,834
3.51%, 03/18/26 (Call 03/18/25), (1-year CMT + 1.600%)(b)	25	24,403
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(b)	315	293,779
3.75%, 01/11/27	80	76,751
3.75%, 03/18/28 (Call 03/18/27), (1-year CMT + 1.800%)(b)	85	80,544
4.45%, 05/08/25	200	197,396
4.55%, 08/16/28	930	902,291
4.58%, 12/10/25	1,457	1,427,564
4.65%, 03/24/26(a)	2,890	2,831,576
5.87%, 03/06/29 (Call 03/06/28), (1-year CMT + 1.700%)(b)	315	318,064
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	240	227,389
1.64%, 10/13/27 (Call 10/13/26), (1-year CMT + 0.670%)(b)	55	50,095

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.34%, 01/19/28 (Call 01/19/27), (1-year CMT + 0.830%)(b)	$595	$549,326
3.29%, 07/25/27	550	520,104
3.78%, 03/02/25	78	76,738
3.85%, 03/01/26	50	48,743
3.96%, 03/02/28	580	558,660
4.08%, 04/19/28 (Call 04/19/27), (1-year CMT + 1.300%)(b)	965	932,447
5.02%, 07/20/28 (Call 07/20/27), (1-year CMT + 1.950%)(b)	435	431,886
5.24%, 04/19/29 (Call 04/19/28), (1-year CMT + 1.700%)(b)	335	335,718
5.35%, 09/13/28 (Call 09/13/27), (1-year CMT + 1.900%)(b)	410	411,037
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(b)	470	473,345
5.54%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.500%)(b)	200	199,801
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1-year CMT + 0.670%)(b)	555	507,060
1.55%, 07/09/27 (Call 07/09/26), (1-year CMT + 0.750%)(b)	145	132,742
2.23%, 05/25/26 (Call 05/25/25), (3-mo. SOFR + 1.092%)(a)(b)	1,380	1,323,765
2.84%, 09/13/26	20	18,844
3.17%, 09/11/27	5	4,674
4.02%, 03/05/28	550	528,756
4.25%, 09/11/29 (Call 09/11/28), (3-mo. SOFR + 1.532%)(b)	310	297,055
5.41%, 09/13/28 (Call 09/13/27), (1-year CMT + 2.050%)(b)	65	65,278
5.67%, 05/27/29 (Call 05/27/28), (1-year CMT + 1.500%)(b)	495	501,627
5.78%, 07/06/29 (Call 07/06/28), (1-year CMT + 1.650%)(b)	855	870,544
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25), (1-day SOFR + 0.720%)(b)	3,397	3,134,409
1.51%, 07/20/27 (Call 07/20/26), (1-day SOFR + 0.858%)(b)	1,995	1,824,623
1.59%, 05/04/27 (Call 05/04/26), (1-day SOFR + 0.879%)(b)	3,215	2,964,047
2.19%, 04/28/26 (Call 04/28/25), (1-day SOFR + 1.990%)(a)(b)	1,563	1,504,203
2.48%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.000%)(b)	1,755	1,623,399
3.13%, 07/27/26(a)	1,535	1,463,562
3.59%, 07/22/28 (Call 07/22/27)(b)	255	241,319
3.63%, 01/20/27(a)	55	53,028
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.402%)(b)	1,890	1,786,291
3.88%, 01/27/26	1,051	1,025,453
3.95%, 04/23/27	415	399,430
4.00%, 07/23/25	919	903,293
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(b)	770	745,180
4.35%, 09/08/26	210	205,275
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.890%)(b)	5	4,801

Security	Par (000)	Value

Banks (continued)
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(b)	$330	$326,515
5.00%, 11/24/25	873	867,838
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(b)	490	487,064
5.17%, 01/16/30 (Call 01/16/29), (1-day SOFR + 1.450%)(b)	1,375	1,366,456
5.45%, 07/20/29 (Call 07/20/28), (1-day SOFR + 1.630%)(b)	250	251,036
6.25%, 08/09/26	225	230,279
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(b)	120	124,037
6.41%, 11/01/29 (Call 11/01/28), (1-day SOFR + 1.830%)(b)	410	427,757
Morgan Stanley Bank NA
4.75%, 04/21/26 (Call 03/21/26)	350	347,825
4.95%, 01/14/28 (Call 01/14/27), (1-day SOFR + 1.080%)(b)	640	636,400
National Australia Bank Ltd./New York
3.91%, 06/09/27	265	256,910
4.90%, 06/13/28	500	498,839
4.94%, 01/12/28	250	249,894
National Bank of Canada, 5.60%, 12/18/28	2,460	2,484,236
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1-year CMT + 0.900%)(b)	1,965	1,796,088
3.07%, 05/22/28 (Call 05/22/27), (1-year CMT + 2.550%)(b)	1,330	1,234,436
4.80%, 04/05/26	1,185	1,170,338
4.89%, 05/18/29 (Call 05/18/28), (3-mo. LIBOR US + 1.754%)(b)	25	24,327
5.08%, 01/27/30 (Call 01/27/29), (3-mo. LIBOR US + 1.905%)(b)	600	586,585
5.52%, 09/30/28 (Call 09/30/27), (1-year CMT + 2.270%)(b)	200	199,834
5.58%, 03/01/28 (Call 03/01/27), (1-year CMT + 1.100%)(b)	200	200,156
5.81%, 09/13/29 (Call 09/13/28), (1-year CMT + 1.950%)(b)	500	505,041
5.85%, 03/02/27 (Call 03/02/26), (1-year CMT + 1.350%)(b)	235	235,932
Northern Trust Corp.
3.38%, 05/08/32 (Call 05/08/27), (3-mo. LIBOR US + 1.131%)(b)	5	4,637
3.95%, 10/30/25(a)	378	370,769
PNC Bank NA
3.10%, 10/25/27 (Call 09/25/27)	500	464,496
3.25%, 06/01/25 (Call 05/02/25)	277	269,604
3.25%, 01/22/28 (Call 12/23/27)	30	27,858
3.88%, 04/10/25 (Call 03/10/25)	2,202	2,160,086
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	45	40,837
2.60%, 07/23/26 (Call 05/23/26)	80	75,212
3.15%, 05/19/27 (Call 04/19/27)	545	512,946
5.30%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.342%)(a)(b)	265	264,668
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.620%)(b)	1,215	1,214,380
5.58%, 06/12/29 (Call 06/12/28), (1-day SOFR + 1.841%)(a)(b)	998	1,004,330

16	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.62%, 10/20/27 (Call 10/20/26), (1-day SOFR + 1.730%)(b)	$480	$492,818
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	470	400,284
2.25%, 05/18/25 (Call 04/18/25)	695	665,480
Royal Bank of Canada
0.88%, 01/20/26(a)	205	189,775
1.15%, 06/10/25	1,088	1,033,622
1.15%, 07/14/26	170	155,308
1.20%, 04/27/26(a)	175	161,043
1.40%, 11/02/26	200	181,755
2.05%, 01/21/27(a)	55	50,758
3.63%, 05/04/27	155	148,546
4.24%, 08/03/27	120	116,912
4.65%, 01/27/26	140	138,603
4.88%, 01/12/26	160	159,349
4.88%, 01/19/27	325	323,395
4.90%, 01/12/28	1,540	1,534,931
4.95%, 02/01/29(a)	1,025	1,018,275
5.20%, 07/20/26	305	305,954
5.20%, 08/01/28	975	980,297
6.00%, 11/01/27	165	169,900
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1-day SOFR + 1.249%)(b)	2,760	2,496,064
3.24%, 10/05/26 (Call 08/05/26)	60	56,219
3.45%, 06/02/25 (Call 05/02/25)	275	266,674
4.50%, 07/17/25 (Call 04/17/25)	300	294,100
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(b)	310	314,819
6.57%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.700%)(b)	167	170,086
Santander U.K. Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25), (1-year CMT + 1.250%)(b)	200	187,343
1.67%, 06/14/27 (Call 06/14/26), (1-day SOFR + 0.989%)(b)	200	181,810
2.47%, 01/11/28 (Call 01/11/27), (1-day SOFR + 1.220%)(b)	2,300	2,094,517
6.53%, 01/10/29 (Call 01/10/28), (1-day SOFR + 2.600%)(b)	230	235,920
State Street Corp.
2.65%, 05/19/26	25	23,774
3.55%, 08/18/25	2,635	2,581,471
5.10%, 05/18/26 (Call 05/18/25), (1-day SOFR + 1.130%)(b)	105	104,611
5.68%, 11/21/29 (Call 11/21/28), (1-day SOFR + 1.484%)(b)	495	506,077
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	260	254,196
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	205	186,748
1.47%, 07/08/25	1,535	1,459,117
1.90%, 09/17/28	1,400	1,218,037
2.17%, 01/14/27	200	184,659
2.47%, 01/14/29	625	555,949
2.63%, 07/14/26	80	75,523
3.01%, 10/19/26	100	94,672
3.35%, 10/18/27	540	509,325
3.36%, 07/12/27	155	146,897
3.45%, 01/11/27	50	47,885
3.54%, 01/17/28(a)	95	89,979

Security	Par (000)	Value

Banks (continued)
3.94%, 07/19/28(a)	$700	$669,950
4.31%, 10/16/28	60	58,702
5.52%, 01/13/28(a)	1,405	1,427,180
5.72%, 09/14/28	45	46,004
5.80%, 07/13/28(a)	430	441,649
5.88%, 07/13/26	220	223,238
Synchrony Bank, 5.63%, 08/23/27 (Call 07/23/27)	520	505,954
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	5	4,816
Toronto-Dominion Bank (The)
0.75%, 09/11/25	30	28,110
0.75%, 01/06/26	50	46,248
1.15%, 06/12/25	1,244	1,180,821
1.20%, 06/03/26	530	486,245
1.25%, 09/10/26	3,558	3,241,742
1.95%, 01/12/27(a)	190	174,876
2.80%, 03/10/27	195	182,878
3.63%, 09/15/31 (Call 09/15/26), (5-year USD Swap + 2.205%)(b)	830	792,110
3.77%, 06/06/25	70	68,752
4.11%, 06/08/27	190	184,392
4.69%, 09/15/27	85	84,030
5.26%, 12/11/26	185	186,127
5.52%, 07/17/28(a)	995	1,010,920
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	50	48,044
3.63%, 09/16/25 (Call 08/16/25)	250	242,537
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	20	17,407
1.20%, 08/05/25 (Call 07/03/25)	60	56,438
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(b)	655	601,223
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(b)	875	751,492
3.70%, 06/05/25 (Call 05/05/25)	69	67,481
4.00%, 05/01/25 (Call 03/01/25)	187	183,615
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(b)	535	520,672
5.44%, 01/24/30 (Call 01/24/29), (1-day SOFR + 1.620%)(b)	260	257,411
7.16%, 10/30/29 (Call 10/30/28), (1-day SOFR + 2.446%)(b)	450	476,377
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	50	47,844
3.10%, 04/27/26 (Call 03/27/26)(a)	35	33,420
3.90%, 04/26/28 (Call 03/24/28)	515	492,928
4.65%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.230%)(b)	965	937,796
5.38%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.560%)(b)	200	198,872
5.78%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.020%)(b)	900	909,204
UBS AG/London
5.65%, 09/11/28	1,510	1,540,098
5.80%, 09/11/25	1,000	1,007,069
UBS Group AG
3.75%, 03/26/25	464	454,389
4.55%, 04/17/26	585	574,582
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(b)	3,345	3,051,144
3.00%, 10/23/26	170	160,628

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.20%, 06/17/27 (Call 06/17/26), (3-mo. SOFR + 1.432%)(b)	$50	$47,592
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(b)	275	260,741
3.58%, 05/22/28 (Call 05/22/27), (3-mo. SOFR + 1.572%)(a)(b)	869	823,087
3.91%, 04/25/26 (Call 04/25/25), (1-day SOFR + 1.320%)(b)	10	9,807
4.10%, 06/03/26	5	4,868
4.30%, 07/22/27	270	262,098
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(b)	2,640	2,593,306
5.20%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.500%)(b)	935	926,940
5.57%, 07/25/29 (Call 07/25/28), (1-day SOFR + 1.740%)(b)	360	362,506
Westpac Banking Corp.
1.15%, 06/03/26	80	73,513
1.95%, 11/20/28	950	833,272
2.85%, 05/13/26	80	76,444
4.32%, 11/23/31 (Call 11/23/26), (5-year USD ICE Swap + 2.236%)(b)	205	196,844

		271,689,648

Beverages — 3.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	126	122,847
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28 (Call 01/13/28)	950	920,935
4.75%, 01/23/29 (Call 10/23/28)	1,415	1,405,429
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	70	68,577
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	79	68,822
1.45%, 06/01/27	2,890	2,614,818
1.50%, 03/05/28	5	4,440
2.90%, 05/25/27	155	147,050
3.38%, 03/25/27	1,920	1,849,697
Constellation Brands Inc.
4.35%, 05/09/27 (Call 04/09/27)(a)	55	53,779
4.80%, 01/15/29 (Call 12/15/28)	175	172,381
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	5,165	4,871,166
5.30%, 10/24/27 (Call 09/24/27)	2,270	2,296,401
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	65	60,957
3.43%, 06/15/27 (Call 03/15/27)	1,725	1,641,905
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	6,099	5,808,814
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	185	174,295
2.63%, 03/19/27 (Call 01/19/27)	605	568,864
2.75%, 04/30/25 (Call 01/30/25)	281	273,671
2.85%, 02/24/26 (Call 11/24/25)	30	28,851
3.50%, 07/17/25 (Call 04/17/25)	1,571	1,538,883
3.60%, 02/18/28 (Call 01/18/28)	60	57,689
4.45%, 05/15/28 (Call 04/15/28)(a)	500	498,996
5.13%, 11/10/26 (Call 10/10/26)	335	337,188

		25,586,455

Security	Par (000)	Value

Biotechnology — 1.0%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	$35	$30,449
2.20%, 02/21/27 (Call 12/21/26)	10	9,214
2.60%, 08/19/26 (Call 05/19/26)	30	28,316
3.13%, 05/01/25 (Call 02/01/25)	466	454,381
5.15%, 03/02/28 (Call 02/02/28)	2,065	2,069,090
5.25%, 03/02/25	805	803,474
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	150	147,290
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	467	457,807
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	2,650	2,331,101
2.95%, 03/01/27 (Call 12/01/26)	1,520	1,435,621
3.65%, 03/01/26 (Call 12/01/25)	655	636,146
Illumina Inc., 5.75%, 12/13/27 (Call 11/13/27)	45	45,323

		8,448,212

Building Materials — 1.9%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)	1,660	1,542,667
5.80%, 11/30/25	700	705,027
Fortune Brands Innovations Inc., 4.00%, 06/15/25 (Call 03/15/25)	3,003	2,946,647
Johnson Controls International PLC, 3.90%, 02/14/26 (Call 11/14/25)	4,295	4,185,562
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	210	197,975
1.70%, 08/01/27 (Call 06/01/27)(a)	1,085	972,466
5.50%, 09/15/28 (Call 08/15/28)	1,205	1,216,211
Masco Corp., 1.50%, 02/15/28 (Call 12/15/27)	365	316,959
Owens Corning, 3.40%, 08/15/26 (Call 05/15/26)	900	858,904
Trane Technologies Financing Ltd., 3.50%, 03/21/26 (Call 01/21/26)	1,215	1,174,110
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	2,275	2,169,422
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	65	64,309

		16,350,259

Chemicals — 1.7%
Celanese U.S. Holdings LLC
6.05%, 03/15/25	49	49,113
6.17%, 07/15/27 (Call 06/15/27)	935	949,331
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)(a)	1,025	1,017,125
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)	10	9,947
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	45	44,191
Ecolab Inc.
1.65%, 02/01/27 (Call 01/01/27)	4,195	3,834,370
2.70%, 11/01/26 (Call 08/01/26)	4,095	3,881,402
3.25%, 12/01/27 (Call 09/01/27)	1,445	1,368,312
5.25%, 01/15/28 (Call 12/15/27)	555	563,026
EIDP Inc., 1.70%, 07/15/25 (Call 06/15/25)	54	51,335
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	400	386,409
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	50	47,607
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	75	72,950
4.00%, 12/15/26 (Call 09/15/26)	195	188,894
4.90%, 03/27/28 (Call 02/27/28)	905	897,576

18	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	$1,021	$943,663
3.75%, 03/15/28 (Call 12/15/27)	20	19,154
Sherwin-Williams Co. (The), 3.45%, 08/01/25 (Call 05/01/25)	115	112,063

		14,436,468

Commercial Services — 1.2%
Automatic Data Processing Inc.
1.70%, 05/15/28 (Call 03/15/28)(a)	445	396,178
3.38%, 09/15/25 (Call 06/15/25)	8,145	7,957,421
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	150	132,115
5.25%, 10/01/25 (Call 07/01/25)(a)	342	339,439
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)(a)	1,060	971,966
Moody’s Corp., 3.75%, 03/24/25 (Call 02/24/25)	75	73,742
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	539	516,055
2.65%, 10/01/26 (Call 08/01/26)	85	80,150
S&P Global Inc., 2.45%, 03/01/27 (Call 02/01/27)	305	284,307

		10,751,373

Computers — 2.1%
Apple Inc.
1.20%, 02/08/28 (Call 12/08/27)	1,900	1,669,734
3.00%, 06/20/27 (Call 03/20/27)	25	23,712
3.00%, 11/13/27 (Call 08/13/27)	145	137,148
4.00%, 05/10/28 (Call 04/10/28)	435	425,928
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)	350	346,804
6.02%, 06/15/26 (Call 03/15/26)	360	363,968
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	30	27,239
2.38%, 09/15/28 (Call 07/15/28)(a)	460	396,583
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	1,097	1,019,586
4.90%, 10/15/25 (Call 07/15/25)	2,638	2,621,035
5.25%, 07/01/28 (Call 06/01/28)(a)	720	721,151
6.10%, 04/01/26 (Call 04/01/24)(a)	10	10,003
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	45	41,345
2.20%, 06/17/25 (Call 05/17/25)	1,878	1,802,783
3.00%, 06/17/27 (Call 04/17/27)	195	182,165
4.75%, 01/15/28 (Call 12/15/27)	40	39,591
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	130	117,349
2.20%, 02/09/27 (Call 01/09/27)	15	13,866
3.30%, 05/15/26	670	645,060
3.30%, 01/27/27	110	105,087
3.45%, 02/19/26(a)	4,505	4,370,222
4.50%, 02/06/26	355	351,780
4.50%, 02/06/28 (Call 01/06/28)	155	152,892
7.00%, 10/30/25	2,200	2,270,784
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	496	484,319

		18,340,134

Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.10%, 08/15/27 (Call 07/15/27)	2,120	2,022,541
4.80%, 03/02/26	124	124,298
Conopco Inc., Series E, 7.25%, 12/15/26	20	21,214

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Procter & Gamble Co. (The)
2.80%, 03/25/27	$10	$9,466
2.85%, 08/11/27(a)	20	18,873
4.35%, 01/29/29	275	272,641
Unilever Capital Corp.
2.90%, 05/05/27 (Call 02/05/27)	105	99,231
3.10%, 07/30/25	152	148,152
3.38%, 03/22/25 (Call 01/22/25)	175	171,611
3.50%, 03/22/28 (Call 12/22/27)	1,960	1,875,174
4.88%, 09/08/28 (Call 08/08/28)	255	256,837

		5,020,038

Distribution & Wholesale — 0.2%
LKQ Corp., 5.75%, 06/15/28 (Call 05/15/28)	1,565	1,580,776

Diversified Financial Services — 5.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	2,085	1,936,996
2.45%, 10/29/26 (Call 09/29/26)	1,695	1,563,979
3.00%, 10/29/28 (Call 08/29/28)	2,300	2,066,552
3.88%, 01/23/28 (Call 10/23/27)	435	409,605
4.45%, 10/01/25 (Call 08/01/25)	575	563,975
4.45%, 04/03/26 (Call 02/03/26)	180	176,313
4.63%, 10/15/27 (Call 08/15/27)	85	82,290
5.10%, 01/19/29 (Call 12/19/28)(a)	385	378,475
5.75%, 06/06/28 (Call 05/06/28)(a)	370	372,949
6.10%, 01/15/27 (Call 12/15/26)	150	151,939
6.50%, 07/15/25 (Call 06/15/25)(a)	677	683,114
Affiliated Managers Group Inc., 3.50%, 08/01/25	50	48,628
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)(a)	105	96,429
2.10%, 09/01/28 (Call 07/01/28)	390	338,685
2.20%, 01/15/27 (Call 12/15/26)(a)	750	686,966
2.88%, 01/15/26 (Call 12/15/25)(a)	668	637,246
3.25%, 03/01/25 (Call 01/01/25)	674	658,067
3.38%, 07/01/25 (Call 06/01/25)	36	34,979
3.63%, 04/01/27 (Call 01/01/27)	190	180,411
5.10%, 03/01/29 (Call 02/01/29)	150	147,414
5.30%, 02/01/28 (Call 01/01/28)(a)	1,300	1,292,158
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)(a)	1,270	1,230,804
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	20	16,990
4.63%, 03/30/25	228	225,098
4.75%, 06/09/27 (Call 05/09/27)(a)	635	616,577
5.80%, 05/01/25 (Call 04/01/25)(a)	15	14,974
6.85%, 01/03/30 (Call 01/03/29), (1-day SOFR + 2.282%)(a)(b)	430	439,475
6.99%, 06/13/29 (Call 06/13/28), (1-day SOFR + 3.260%)(b)	10	10,272
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	110	100,574
2.55%, 03/04/27 (Call 02/01/27)	465	432,001
3.13%, 05/20/26 (Call 04/20/26)	933	895,390
3.30%, 05/03/27 (Call 04/03/27)	505	478,750
4.20%, 11/06/25 (Call 10/06/25)	402	396,538
5.10%, 02/16/28 (Call 02/16/27), (1-day SOFR + 1.000%)(b)	280	278,883
5.28%, 07/27/29 (Call 07/27/28), (1-day SOFR + 1.280%)(b)	600	603,429
5.39%, 07/28/27 (Call 07/28/26), (1-day SOFR + 0.970%)(a)(b)	85	85,234

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.85%, 11/05/27 (Call 10/05/27)	$1,005	$1,030,792
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)(a)	70	66,342
Ameriprise Financial Inc., 3.00%, 04/02/25 (Call 03/02/25)	989	963,048
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)(a)	120	115,069
4.25%, 06/02/26 (Call 03/02/26)	227	222,880
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (1-day SOFR + 0.855%)(b)	160	145,178
3.65%, 05/11/27 (Call 04/11/27)	35	33,317
3.75%, 07/28/26 (Call 06/28/26)	35	33,591
3.75%, 03/09/27 (Call 02/09/27)	170	162,275
4.93%, 05/10/28 (Call 05/10/27), (1-day SOFR + 2.057%)(b)	1,575	1,540,631
4.99%, 07/24/26 (Call 07/24/25), (1-day SOFR + 2.160%)(b)	85	84,208
5.47%, 02/01/29 (Call 02/01/28), (1-day SOFR + 2.080%)(b)	1,140	1,132,508
5.70%, 02/01/30 (Call 02/01/29), (1-day SOFR + 1.905%)(a)(b)	140	140,264
6.31%, 06/08/29 (Call 06/08/28), (1-day SOFR + 2.640%)(b)	320	327,726
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	610	590,312
Charles Schwab Corp. (The)
1.15%, 05/13/26 (Call 04/13/26)	5	4,587
2.00%, 03/20/28 (Call 01/20/28)	960	851,073
2.45%, 03/03/27 (Call 02/03/27)(a)	95	88,027
3.00%, 03/10/25 (Call 12/10/24)(a)	38	37,101
3.20%, 01/25/28 (Call 10/25/27)	200	187,245
3.30%, 04/01/27 (Call 01/01/27)	50	47,498
3.85%, 05/21/25 (Call 03/21/25)	72	70,654
4.20%, 03/24/25 (Call 02/24/25)(a)	299	295,688
5.64%, 05/19/29 (Call 05/19/28), (1-day SOFR + 2.210%)(b)	5	5,063
5.88%, 08/24/26 (Call 07/24/26)	180	182,823
6.20%, 11/17/29 (Call 11/17/28), (1-day SOFR + 1.878%)(b)	315	325,304
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	520	510,373
4.10%, 02/09/27 (Call 11/09/26)	345	331,573
4.50%, 01/30/26 (Call 11/30/25)	60	58,957
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	1,285	1,223,070
Franklin Resources Inc., 2.85%, 03/30/25	570	555,311
Intercontinental Exchange Inc., 4.00%, 09/15/27 (Call 08/15/27)	195	188,308
Invesco Finance PLC, 3.75%, 01/15/26(a)	478	464,508
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	2,505	2,475,453
Legg Mason Inc., 4.75%, 03/15/26	535	531,240
LPL Holdings Inc., 6.75%, 11/17/28 (Call 10/17/28)	205	213,890
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)(a)	140	135,869
5.35%, 06/28/28 (Call 05/28/28)	1,245	1,257,466
5.65%, 06/28/25	85	85,275
Nomura Holdings Inc.
1.65%, 07/14/26	1,725	1,577,481
1.85%, 07/16/25	1,140	1,082,386
2.17%, 07/14/28	710	618,884

Security	Par (000)	Value

Diversified Financial Services (continued)
2.33%, 01/22/27	$2,030	$1,860,250
2.71%, 01/22/29	200	176,242
5.71%, 01/09/26	200	200,374
5.84%, 01/18/28	200	202,743
6.07%, 07/12/28	295	302,009
ORIX Corp.
3.70%, 07/18/27	75	71,709
5.00%, 09/13/27	5	4,995
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)	485	470,999
6.20%, 05/15/29 (Call 02/15/29)	275	275,682
6.63%, 03/15/25 (Call 09/15/24)(a)	760	761,210
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	230	217,045
3.95%, 12/01/27 (Call 09/01/27)	1,200	1,111,472
4.50%, 07/23/25 (Call 04/23/25)	915	894,273
Voya Financial Inc., 3.65%, 06/15/26	37	35,573
Western Union Co. (The), 1.35%, 03/15/26 (Call 02/15/26)	1,007	926,891

		45,836,874

Electric — 6.1%
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)	1,450	1,386,062
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	900	866,087
Avangrid Inc., 3.20%, 04/15/25 (Call 03/15/25)	7,471	7,267,335
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	5	4,712
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	90	85,150
3.70%, 08/15/28 (Call 05/15/28)	1,540	1,466,634
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	10	9,365
Connecticut Light & Power Co. (The)
Series A, 0.75%, 12/01/25 (Call 11/01/25)	40	37,089
Series A, 3.20%, 03/15/27 (Call 12/15/26)	320	304,033
Connecticut Light and Power Co. (The), 4.65%, 01/01/29 (Call 12/01/28)	1,100	1,081,429
Consumers Energy Co.
3.80%, 11/15/28 (Call 08/15/28)	800	764,936
4.65%, 03/01/28 (Call 01/01/28)(a)	70	69,533
Edison International
4.95%, 04/15/25 (Call 03/15/25)	148	146,711
5.25%, 11/15/28 (Call 10/15/28)	550	547,108
5.75%, 06/15/27 (Call 04/15/27)	675	681,389
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	1,120	1,075,895
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	2,225	2,081,839
4.60%, 07/01/27 (Call 06/01/27)	55	53,783
5.00%, 01/01/27(a)	150	148,973
5.45%, 03/01/28 (Call 02/01/28)	135	135,738
5.95%, 02/01/29 (Call 01/01/29)(a)	350	358,458
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	271	252,956
Series U, 1.40%, 08/15/26 (Call 07/15/26)	2,920	2,651,503
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	127	122,279
3.95%, 06/15/25 (Call 03/15/25)	579	568,313
5.15%, 03/15/28 (Call 02/15/28)	780	778,328
5.15%, 03/15/29 (Call 02/15/29)	85	84,594
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	3,876	3,778,867
3.13%, 12/01/25 (Call 06/01/25)	78	75,602
4.40%, 05/15/28 (Call 03/15/28)	120	117,898

20	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.05%, 04/01/28 (Call 03/01/28)	$125	$125,907
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	1,740	1,642,681
Iberdrola International BV, 5.81%, 03/15/25	1,170	1,170,025
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	3,255	3,108,779
3.35%, 11/15/27 (Call 08/15/27)	10	9,380
National Grid PLC, 5.60%, 06/12/28 (Call 05/12/28)	2,645	2,678,313
National Rural Utilities Cooperative Finance Corp.
4.85%, 02/07/29 (Call 01/07/29)	250	247,869
5.05%, 09/15/28 (Call 08/15/28)	110	110,119
5.25%, 04/20/46 (Call 04/20/26), (3-mo. LIBOR US + 3.630%)(b)	15	14,551
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	1,414	1,290,352
1.90%, 06/15/28 (Call 04/15/28)	1,197	1,048,392
3.55%, 05/01/27 (Call 02/01/27)	135	128,439
3.80%, 03/15/82 (Call 03/15/27), (5-year CMT + 2.547%)(b)	322	286,841
4.63%, 07/15/27 (Call 06/15/27)(a)	145	142,662
4.80%, 12/01/77 (Call 12/01/27), (3-mo. LIBOR US + 2.409%)(a)(b)	300	271,655
4.90%, 02/28/28 (Call 01/28/28)	650	644,607
4.90%, 03/15/29 (Call 02/15/29)	500	493,792
4.95%, 01/29/26	500	496,334
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)(a)	435	414,407
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (Call 01/01/25)	2,230	2,174,461
3.70%, 11/15/28 (Call 08/15/28)	65	61,589
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	105	94,061
3.30%, 12/01/27 (Call 09/01/27)	260	240,188
5.45%, 06/15/27 (Call 05/15/27)	970	968,163
5.55%, 05/15/29 (Call 04/15/29)	375	375,745
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	142	131,409
2.25%, 09/15/26 (Call 06/15/26)	50	46,723
3.00%, 05/15/25 (Call 02/15/25)	32	31,181
3.00%, 05/15/27 (Call 02/15/27)	50	47,258
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	555	519,702
5.85%, 11/15/27 (Call 10/15/27)	3,840	3,931,349
5.88%, 10/15/28 (Call 09/15/28)	140	143,676
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	145	137,565
4.95%, 08/15/28 (Call 07/15/28)	285	284,921
Sempra
3.25%, 06/15/27 (Call 03/15/27)	30	28,214
4.13%, 04/01/52 (Call 01/01/27), (5-year CMT + 2.868%)(b)	505	463,690
5.40%, 08/01/26 (Call 07/01/26)	175	175,430
Southern California Edison Co.
4.88%, 02/01/27 (Call 01/01/27)	275	273,580
4.90%, 06/01/26 (Call 05/01/26)	180	178,763
5.30%, 03/01/28 (Call 02/01/28)	70	70,673
5.35%, 03/01/26	275	275,176
5.65%, 10/01/28 (Call 09/01/28)	525	537,547
Series E, 3.70%, 08/01/25 (Call 06/01/25)	235	229,545

		52,748,313

Security	Par (000)	Value

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)	$149	$145,512

Electronics — 0.7%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)	390	368,909
Amphenol Corp., 2.05%, 03/01/25 (Call 02/01/25)(a)	225	217,463
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	150	146,801
6.25%, 03/15/28 (Call 02/15/28)(a)	240	244,109
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	1,220	1,179,708
4.75%, 06/15/25 (Call 03/15/25)	197	194,746
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	80	76,360
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	77	69,186
1.35%, 06/01/25 (Call 05/01/25)	3,095	2,956,966
2.50%, 11/01/26 (Call 08/01/26)	70	65,968
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	10	9,383
Jabil Inc., 4.25%, 05/15/27 (Call 04/15/27)	45	43,455
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	100	98,400
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)(a)	33	32,703
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)	823	759,225

		6,463,382

Environmental Control — 0.2%
Republic Services Inc., 3.20%, 03/15/25 (Call 12/15/24)	213	207,966
Veralto Corp., 5.35%, 09/18/28 (Call 08/18/28)(c)	1,405	1,414,591
Waste Management Inc., 3.13%, 03/01/25 (Call 12/01/24)(a)	60	58,721

		1,681,278

Food — 3.0%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	198	193,044
3.95%, 03/15/25 (Call 01/15/25)	197	193,842
4.15%, 03/15/28 (Call 12/15/27)	450	434,059
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	946	821,986
4.60%, 11/01/25 (Call 09/01/25)	95	93,592
4.85%, 11/01/28 (Call 08/01/28)(a)	1,020	1,002,335
5.30%, 10/01/26	105	105,016
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)	5,230	4,971,186
4.00%, 04/17/25 (Call 02/17/25)	603	593,429
4.20%, 04/17/28 (Call 01/17/28)	10	9,696
4.70%, 01/30/27 (Call 12/20/26)	275	272,232
5.24%, 11/18/25 (Call 03/18/24)(a)	150	149,817
5.50%, 10/17/28 (Call 09/17/28)	75	76,222
Hershey Co. (The), 3.20%, 08/21/25 (Call 05/21/25)	15	14,636
Hormel Foods Corp., 1.70%, 06/03/28 (Call 04/03/28)	535	472,280
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	1,875	1,787,998
J M Smucker Co. (The), 5.90%, 11/15/28 (Call 10/15/28)	395	406,593
Kellanova
3.25%, 04/01/26	5,632	5,413,609
3.40%, 11/15/27 (Call 08/15/27)	2,035	1,915,968
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	137	130,718
3.88%, 05/15/27 (Call 02/15/27)	315	304,032
4.63%, 01/30/29 (Call 10/30/28)	505	495,272

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	$220	$206,714
3.50%, 02/01/26 (Call 11/01/25)	105	101,769
3.70%, 08/01/27 (Call 05/01/27)	1,710	1,640,223
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	180	165,600
3.40%, 08/15/27 (Call 05/15/27)	2,505	2,369,467
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	1,749	1,672,059
4.75%, 02/20/29 (Call 01/20/29)	275	271,807

		26,285,201

Forest Products & Paper — 0.0%
Suzano International Finance BV, 5.50%, 01/17/27	10	9,986

Gas — 0.2%
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)	115	114,073
5.50%, 01/15/26 (Call 12/15/25)	1,414	1,409,670
5.50%, 10/01/26	125	124,630
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	68	63,979
3.20%, 06/15/25 (Call 03/15/25)	80	78,172

		1,790,524

Hand & Machine Tools — 0.1%
Regal Rexnord Corp., 6.05%, 04/15/28 (Call 03/15/28)(c)	200	201,156
Stanley Black & Decker Inc., 4.00%, 03/15/60 (Call 03/15/25), (5-year CMT + 2.657%)(b)	464	413,046

		614,202

Health Care - Products — 0.4%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	810	770,235
Baxter International Inc., 1.92%, 02/01/27 (Call 01/01/27)	50	45,459
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	47	45,842
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	1,255	1,217,964
HCA Inc., 3.13%, 03/15/27 (Call 02/15/27)	840	789,427
Zimmer Biomet Holdings Inc., 5.35%, 12/01/28 (Call 11/01/28)	515	520,320

		3,389,247

Health Care - Services — 1.9%
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	1,533	1,352,565
4.25%, 12/15/27 (Call 03/18/24)	615	586,225
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)(a)	1,350	1,254,084
3.65%, 12/01/27 (Call 09/01/27)	1,980	1,893,405
4.10%, 03/01/28 (Call 12/01/27)	710	686,717
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	1,025	1,003,712
5.20%, 06/01/28 (Call 05/01/28)(a)	290	288,806
5.25%, 04/15/25	217	216,031
5.25%, 06/15/26 (Call 12/15/25)	125	124,235
5.38%, 09/01/26 (Call 03/01/26)	392	390,862
5.63%, 09/01/28 (Call 03/01/28)(a)	205	206,520
5.88%, 02/15/26 (Call 08/15/25)	455	457,008
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)(a)	110	98,689
3.95%, 03/15/27 (Call 12/15/26)	95	91,620

Security	Par (000)	Value

Health Care - Services (continued)
4.50%, 04/01/25 (Call 03/01/25)	$197	$194,960
5.75%, 03/01/28 (Call 02/01/28)	260	264,890
5.75%, 12/01/28 (Call 11/01/28)	300	306,405
IQVIA Inc., 5.70%, 05/15/28 (Call 04/15/28)	305	307,368
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	132	121,619
3.60%, 09/01/27 (Call 06/01/27)	225	213,684
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	315	303,060
3.50%, 03/30/25 (Call 12/30/24)	430	422,155
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	1,010	977,489
1.15%, 05/15/26 (Call 04/15/26)	20	18,432
1.25%, 01/15/26	5	4,671
2.95%, 10/15/27	1,390	1,304,992
3.10%, 03/15/26	95	91,760
3.38%, 04/15/27	55	52,699
3.45%, 01/15/27	55	53,081
3.75%, 07/15/25	48	47,109
3.85%, 06/15/28	1,780	1,713,595
3.88%, 12/15/28	610	585,348
4.25%, 01/15/29 (Call 12/15/28)	220	214,506
5.25%, 02/15/28 (Call 01/15/28)(a)	1,025	1,041,563

		16,889,865

Home Builders — 0.0%
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)	5	4,920
Toll Brothers Finance Corp., 4.88%, 03/15/27 (Call 12/15/26)	80	78,653

		83,573

Home Furnishings — 0.2%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	25	24,555
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	320	298,618
Whirlpool Corp.
3.70%, 05/01/25	17	16,635
4.75%, 02/26/29 (Call 11/26/28)	1,100	1,074,140

		1,413,948

Household Products & Wares — 0.7%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	15	14,133
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	1,855	1,782,755
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	3,805	3,347,349
2.75%, 02/15/26	120	115,486
3.05%, 08/15/25	510	495,904

		5,755,627

Insurance — 0.7%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6-mo. LIBOR US + 3.540%)(b)	600	574,755
American International Group Inc., Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3-mo. LIBOR US + 2.868%)(b)	285	279,789
Aon Corp., 8.21%, 01/01/27	410	441,205
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	130	127,335
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	300	287,292
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	30	28,288
Chubb INA Holdings Inc., 3.15%, 03/15/25	115	112,428
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	263	261,410

22	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	$335	$322,759
7.00%, 04/01/28	70	74,421
Lincoln National Corp.
3.35%, 03/09/25(a)	25	24,395
3.80%, 03/01/28 (Call 12/01/27)(a)	250	237,825
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	85	78,921
4.06%, 02/24/32 (Call 02/24/27), (5-year USD ICE Swap + 1.647%)(b)	175	166,791
MetLife Inc., 3.00%, 03/01/25	407	397,860
Munich Re America Corp., Series B, 7.45%, 12/15/26	50	52,978
Principal Financial Group Inc., 3.40%, 05/15/25 (Call 02/15/25)	51	49,811
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	60	55,901
3.88%, 03/27/28 (Call 12/27/27)	1,250	1,200,963
4.50%, 09/15/47 (Call 09/15/27), (3-mo. LIBOR US + 2.380%)(b)	350	327,684
5.38%, 05/15/45 (Call 05/15/25), (3-mo. LIBOR US + 3.031%)(b)	680	669,613
5.70%, 09/15/48 (Call 09/15/28), (3-mo. LIBOR US + 2.665%)(b)	355	346,770
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	400	385,977

		6,505,171

Internet — 0.5%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)	880	830,689
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	1,015	963,944
1.20%, 06/03/27 (Call 04/03/27)	95	84,938
3.15%, 08/22/27 (Call 05/22/27)	110	104,389
4.55%, 12/01/27 (Call 11/01/27)	1,230	1,225,875
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)	28	27,534
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	210	193,639
1.90%, 03/11/25 (Call 02/11/25)(a)	363	350,278
3.60%, 06/05/27 (Call 03/05/27)	230	219,664

		4,000,950

Iron & Steel — 0.3%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	188	180,371
3.95%, 05/01/28 (Call 02/01/28)(a)	645	623,219
4.30%, 05/23/27 (Call 04/23/27)	220	214,969
Reliance Inc., 1.30%, 08/15/25 (Call 07/15/25)	153	143,608
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	209	200,769
5.00%, 12/15/26 (Call 04/01/24)	1,060	1,051,343

		2,414,279

Leisure Time — 0.4%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	3,425	3,324,795

Lodging — 0.3%
Hyatt Hotels Corp.
4.85%, 03/15/26 (Call 12/15/25)(a)	267	263,879
5.38%, 04/23/25 (Call 03/23/25)	240	239,501

Security	Par (000)	Value

Lodging (continued)
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)	$102	$99,385
5.55%, 10/15/28 (Call 09/15/28)	235	239,072
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	471	472,684
Sands China Ltd.
2.55%, 03/08/27 (Call 02/08/27)	705	633,103
5.40%, 08/08/28 (Call 05/08/28)	980	952,564

		2,900,188

Machinery — 2.1%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	1,800	1,750,079
Caterpillar Financial Services Corp.
1.10%, 09/14/27	20	17,623
1.45%, 05/15/25	72	68,857
1.70%, 01/08/27	55	50,574
3.60%, 08/12/27(a)	15	14,440
4.85%, 02/27/29	275	275,234
5.05%, 02/27/26	325	325,138
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	1,925	1,760,155
1.88%, 01/15/26 (Call 12/15/25)	1,735	1,626,062
3.95%, 05/23/25	705	691,690
4.55%, 04/10/28 (Call 03/10/28)(a)	535	523,429
5.50%, 01/12/29 (Call 12/12/28)	650	658,630
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)(a)	1,845	1,770,278
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	115	111,993
John Deere Capital Corp.
1.50%, 03/06/28(a)	65	57,248
1.70%, 01/11/27	30	27,486
1.75%, 03/09/27	78	71,318
2.35%, 03/08/27	30	27,953
2.80%, 09/08/27	10	9,358
3.40%, 09/11/25	80	78,114
3.45%, 03/13/25	59	57,945
4.15%, 09/15/27	18	17,640
4.75%, 01/20/28	745	744,295
4.90%, 03/03/28	520	522,527
4.95%, 07/14/28	1,720	1,729,850
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	1,665	1,619,016
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)(a)	336	323,643
5.25%, 08/16/28 (Call 07/16/28)(a)	160	161,371
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	80	78,169
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	160	155,178
3.45%, 11/15/26 (Call 08/15/26)	30	28,526
4.70%, 09/15/28 (Call 06/15/28)	30	29,264
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)(a)	817	729,966
3.25%, 11/01/26 (Call 08/01/26)	2,043	1,950,427

		18,063,476

Manufacturing — 1.0%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)(a)	320	298,070
2.65%, 04/15/25 (Call 03/15/25)(a)	2,591	2,509,751
2.88%, 10/15/27 (Call 07/15/27)(a)	2,645	2,449,181
3.00%, 08/07/25(a)	2,459	2,382,366
Teledyne Technologies Inc., 1.60%, 04/01/26 (Call 03/01/26)	430	398,718

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	$30	$28,703
3.88%, 03/01/25 (Call 12/01/24)	181	178,156

		8,244,945

Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	5	4,218
3.75%, 02/15/28 (Call 11/15/27)	565	521,777
4.20%, 03/15/28 (Call 12/15/27)	15	14,054
4.91%, 07/23/25 (Call 04/23/25)	93	91,702
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	20	18,645
3.15%, 02/15/28 (Call 11/15/27)	500	468,909
3.38%, 08/15/25 (Call 05/15/25)	106	103,475
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	133	129,874
3.95%, 06/15/25 (Call 03/15/25)	50	48,816
3.95%, 03/20/28 (Call 12/20/27)(a)	20	18,698
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	435	406,252
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)	508	494,411
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	857	772,127
3.38%, 02/15/28 (Call 11/15/27)	300	262,605
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	45	42,617
3.15%, 09/17/25	363	352,154
Walt Disney Co. (The)
2.20%, 01/13/28(a)	960	875,755
3.35%, 03/24/25(a)	781	765,334
3.70%, 03/23/27	60	58,105

		5,449,528

Mining — 0.0%
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	25	24,296

Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26 (Call 11/01/26)	1,581	1,467,382

Oil & Gas — 1.7%
Apache Corp., 4.38%, 10/15/28 (Call 07/15/28)	210	196,753
BP Capital Markets America Inc., 3.80%, 09/21/25 (Call 07/21/25)	208	204,031
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	105	99,413
Chevron Corp., 1.55%, 05/11/25 (Call 04/11/25)	1,296	1,243,553
Chevron USA Inc., 1.02%, 08/12/27 (Call 06/12/27)	30	26,483
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	635	637,979
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)(a)	1,085	1,027,822
5.00%, 01/15/29 (Call 07/15/28)(a)	500	487,893
5.70%, 04/01/28 (Call 03/01/28)	40	40,283
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	2,765	2,693,042
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	55	53,411
Marathon Petroleum Corp.
4.70%, 05/01/25 (Call 04/01/25)	419	414,941
5.13%, 12/15/26 (Call 09/15/26)	155	154,740
Occidental Petroleum Corp., 8.50%, 07/15/27 (Call 01/15/27)	5	5,424

Security	Par (000)	Value

Oil & Gas (continued)
Ovintiv Inc.
5.38%, 01/01/26 (Call 10/01/25)	$1,765	$1,754,889
5.65%, 05/15/28 (Call 04/15/28)	1,045	1,054,190
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	289	267,512
3.85%, 04/09/25 (Call 03/09/25)	21	20,639
3.90%, 03/15/28 (Call 12/15/27)	615	591,704
Phillips 66 Co., 3.75%, 03/01/28 (Call 12/01/27)	50	47,687
Shell International Finance BV
2.50%, 09/12/26	110	103,886
2.88%, 05/10/26	170	162,670
3.88%, 11/13/28 (Call 08/13/28)	810	781,562
TotalEnergies Capital International SA, 3.46%, 02/19/29 (Call 11/19/28)	1,000	939,304
TotalEnergies Capital SA, 3.88%, 10/11/28	1,400	1,348,428
Valero Energy Corp., 3.40%, 09/15/26 (Call 06/15/26)	60	57,365

		14,415,604

Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	1,730	1,596,220
3.34%, 12/15/27 (Call 09/15/27)	45	42,435
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	271	264,762
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)(a)	705	666,179

		2,569,596

Packaging & Containers — 0.2%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	1,135	1,092,924
Amcor Flexibles North America Inc., 4.00%, 05/17/25 (Call 04/17/25)	140	137,305
WRKCo Inc.
3.75%, 03/15/25 (Call 01/15/25)	120	117,527
3.90%, 06/01/28 (Call 03/01/28)	265	251,185

		1,598,941

Pharmaceuticals — 3.4%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	70	66,380
4.80%, 03/15/29 (Call 02/15/29)	1,150	1,144,789
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	740	680,609
1.75%, 05/28/28 (Call 03/28/28)	1,310	1,157,959
4.80%, 02/26/27 (Call 01/26/27)	525	523,650
4.85%, 02/26/29 (Call 01/26/29)	525	524,797
4.88%, 03/03/28 (Call 02/03/28)	110	109,898
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)(a)	3,637	3,329,214
3.38%, 11/16/25	4,550	4,425,372
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	30	28,766
4.69%, 02/13/28 (Call 01/13/28)	185	182,286
4.87%, 02/08/29 (Call 01/08/29)	100	98,741
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)	40	35,057
3.90%, 02/20/28 (Call 11/20/27)	25	24,143
4.90%, 02/22/27 (Call 01/22/27)	250	249,684
4.90%, 02/22/29 (Call 01/22/29)	365	364,065
4.95%, 02/20/26	385	384,434
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	10	9,477

24	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.75%, 09/15/25 (Call 06/15/25)	$505	$492,554
5.13%, 02/15/29 (Call 01/15/29)	200	199,202
Cencora Inc., 3.25%, 03/01/25 (Call 12/01/24)	166	162,353
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)(a)	70	64,671
3.05%, 10/15/27 (Call 07/15/27)	1,170	1,092,509
3.25%, 04/15/25 (Call 01/15/25)	245	239,142
3.40%, 03/01/27 (Call 12/01/26)(a)	40	38,091
4.38%, 10/15/28 (Call 07/15/28)	2,509	2,436,635
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	70	61,522
3.63%, 04/01/27 (Call 02/01/27)(a)	50	47,934
4.10%, 03/25/25 (Call 01/25/25)	541	534,322
4.30%, 03/25/28 (Call 12/25/27)	2,030	1,970,874
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	292	283,856
4.50%, 02/09/27 (Call 01/09/27)	550	547,693
4.50%, 02/09/29 (Call 01/09/29)(a)	550	547,012
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	345	338,980
3.88%, 05/15/28	45	43,511
Johnson & Johnson, 0.95%, 09/01/27 (Call 07/01/27)	55	48,636
McKesson Corp., 4.90%, 07/15/28 (Call 06/15/28)	445	445,083
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	555	544,523
Merck & Co. Inc.
1.70%, 06/10/27 (Call 05/10/27)	45	40,755
4.05%, 05/17/28 (Call 04/17/28)(a)	280	274,276
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	55	50,974
3.10%, 05/17/27 (Call 02/17/27)	60	57,090
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28 (Call 04/19/28)	905	887,592
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	55	52,404
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	65	62,721
Viatris Inc., 2.30%, 06/22/27 (Call 04/22/27)(a)	610	551,642
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	3,180	2,976,596
3.90%, 08/20/28 (Call 05/20/28)	1,000	961,340
4.50%, 11/13/25 (Call 08/13/25)(a)	175	172,797
5.40%, 11/14/25 (Call 10/14/25)	100	100,162

		29,666,773

Pipelines — 2.5%
Boardwalk Pipelines LP, 5.95%, 06/01/26 (Call 03/01/26)	20	20,145
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	2,070	2,060,048
5.88%, 03/31/25 (Call 10/02/24)	744	743,760
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 03/11/24)	1,134	1,089,157
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	251	247,335
DCP Midstream Operating LP, 5.63%, 07/15/27 (Call 04/15/27)	15	15,077
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	95	86,844
3.70%, 07/15/27 (Call 04/15/27)	45	42,970
4.25%, 12/01/26 (Call 09/01/26)	135	132,051
5.90%, 11/15/26 (Call 10/15/26)	400	407,513

Security	Par (000)	Value

Pipelines (continued)
6.00%, 11/15/28 (Call 10/15/28)	$1,095	$1,133,855
Energy Transfer LP
4.40%, 03/15/27 (Call 12/15/26)	120	116,874
5.55%, 02/15/28 (Call 01/15/28)	1,010	1,018,451
Enterprise Products Operating LLC
5.38%, 02/15/78 (Call 02/15/28), (3-mo. SOFR + 2.832%)(a)(b)	355	328,483
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3-mo. SOFR + 3.295%)(b)	420	399,313
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	204	186,259
4.30%, 03/01/28 (Call 12/01/27)	1,145	1,110,213
5.00%, 02/01/29 (Call 01/01/29)	830	823,405
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	30	28,730
4.13%, 03/01/27 (Call 12/01/26)	80	77,569
4.88%, 06/01/25 (Call 03/01/25)	68	67,365
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	625	594,473
4.00%, 07/13/27 (Call 04/13/27)	1,270	1,223,576
4.55%, 07/15/28 (Call 04/15/28)	5	4,885
5.55%, 11/01/26 (Call 10/01/26)	495	498,558
5.65%, 11/01/28 (Call 10/01/28)	530	539,378
5.85%, 01/15/26 (Call 12/15/25)	2,823	2,847,923
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	1,301	1,291,237
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	15	14,473
5.00%, 03/15/27 (Call 09/15/26)	80	79,432
5.63%, 03/01/25 (Call 12/01/24)	967	965,818
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	150	143,281
3.50%, 03/15/25 (Call 12/15/24)	338	331,366
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 01/15/28 (Call 04/01/24)	490	479,839
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	351	345,629
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	810	850,151
Western Midstream Operating LP
4.50%, 03/01/28 (Call 12/01/27)	650	622,496
4.65%, 07/01/26 (Call 04/01/26)	25	24,440
4.75%, 08/15/28 (Call 05/15/28)	75	72,510
6.35%, 01/15/29 (Call 12/15/28)	705	727,901
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	50	47,825
4.00%, 09/15/25 (Call 06/15/25)	130	127,468

		21,968,076

Real Estate — 0.4%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	2,385	2,356,321
Jones Lang LaSalle Inc., 6.88%, 12/01/28 (Call 11/01/28)	500	525,654
Realty Income Corp., 2.10%, 03/15/28 (Call 01/15/28)	215	190,609

		3,072,584

Real Estate Investment Trusts — 4.7%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	224	218,756
3.80%, 04/15/26 (Call 02/15/26)	10	9,693
3.95%, 01/15/27 (Call 10/15/26)(a)	5	4,820
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	53	49,843
1.45%, 09/15/26 (Call 08/15/26)	1,345	1,222,593

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
1.50%, 01/31/28 (Call 11/30/27)	$510	$442,917
1.60%, 04/15/26 (Call 03/15/26)	75	69,432
2.40%, 03/15/25 (Call 02/15/25)	839	811,560
2.75%, 01/15/27 (Call 11/15/26)	885	824,215
3.13%, 01/15/27 (Call 10/15/26)	860	811,028
3.38%, 10/15/26 (Call 07/15/26)	535	510,177
3.55%, 07/15/27 (Call 04/15/27)	100	94,793
3.60%, 01/15/28 (Call 10/15/27)	40	37,641
3.65%, 03/15/27 (Call 02/15/27)	35	33,449
4.00%, 06/01/25 (Call 03/01/25)	100	98,030
4.40%, 02/15/26 (Call 11/15/25)(a)	245	240,917
5.25%, 07/15/28 (Call 06/15/28)(a)	260	259,193
5.50%, 03/15/28 (Call 02/15/28)	230	230,950
5.80%, 11/15/28 (Call 10/15/28)(a)	5	5,098
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	750	653,248
3.20%, 01/15/28 (Call 10/15/27)(a)	200	187,406
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	95	87,950
3.65%, 02/01/26 (Call 11/03/25)	680	653,928
4.50%, 12/01/28 (Call 09/01/28)	1,135	1,072,366
6.75%, 12/01/27 (Call 11/01/27)	655	676,609
Brixmor Operating Partnership LP, 3.90%, 03/15/27 (Call 12/15/26)(a)	85	80,978
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	300	248,373
2.25%, 03/15/26 (Call 02/15/26)(a)	315	294,573
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)(a)	100	90,393
1.35%, 07/15/25 (Call 06/15/25)(a)	90	85,152
2.90%, 03/15/27 (Call 02/15/27)	1,655	1,541,175
3.65%, 09/01/27 (Call 06/01/27)	645	608,731
3.70%, 06/15/26 (Call 03/15/26)	85	81,910
3.80%, 02/15/28 (Call 11/15/27)	3,035	2,857,929
4.00%, 03/01/27 (Call 12/01/26)	65	62,567
4.30%, 02/15/29 (Call 11/15/28)	500	475,218
4.45%, 02/15/26 (Call 11/15/25)	138	135,415
4.80%, 09/01/28 (Call 08/01/28)	530	516,785
5.00%, 01/11/28 (Call 12/11/27)	620	610,911
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)(a)	1,070	1,019,776
4.45%, 07/15/28 (Call 04/15/28)	1,465	1,417,461
5.55%, 01/15/28 (Call 12/15/27)	280	282,835
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)	385	363,840
4.75%, 12/15/26 (Call 09/15/26)	500	480,598
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,588	1,484,575
1.25%, 07/15/25 (Call 06/15/25)	543	512,313
1.45%, 05/15/26 (Call 04/15/26)	979	901,524
1.80%, 07/15/27 (Call 05/15/27)	15	13,483
2.90%, 11/18/26 (Call 09/18/26)	95	89,454
ERP Operating LP
3.38%, 06/01/25 (Call 03/01/25)	51	49,733
3.50%, 03/01/28 (Call 12/01/27)	250	236,093
Essex Portfolio LP, 1.70%, 03/01/28 (Call 01/01/28)	205	178,163
Federal Realty OP LP
1.25%, 02/15/26 (Call 01/15/26)	700	645,362
3.25%, 07/15/27 (Call 04/15/27)(a)	1,200	1,120,990
5.38%, 05/01/28 (Call 04/01/28)	1,100	1,096,271

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	$52	$51,574
5.38%, 04/15/26 (Call 01/15/26)	10	9,896
Healthpeak OP LLC
1.35%, 02/01/27 (Call 01/01/27)	625	562,346
2.13%, 12/01/28 (Call 10/01/28)	730	635,397
3.25%, 07/15/26 (Call 05/15/26)	120	114,629
4.00%, 06/01/25 (Call 03/01/25)	368	361,034
Highwoods Realty LP, 4.13%, 03/15/28 (Call 12/15/27)(a)	200	186,550
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	440	430,999
Series F, 4.50%, 02/01/26 (Call 11/01/25)	1,342	1,313,568
Kilroy Realty LP, 4.38%, 10/01/25 (Call 07/01/25)	218	212,484
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	505	485,730
4.75%, 01/15/28 (Call 10/15/27)(a)	180	172,710
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	120	114,168
Piedmont Operating Partnership LP, 9.25%, 07/20/28 (Call 06/20/28)	200	210,808
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	50	45,883
3.38%, 12/15/27 (Call 09/15/27)	1,060	1,000,656
4.88%, 06/15/28 (Call 05/15/28)	770	768,892
Realty Income Corp.
3.40%, 01/15/28 (Call 11/15/27)	520	488,033
3.88%, 04/15/25 (Call 02/15/25)	513	504,302
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	147	144,266
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)	715	632,944
3.38%, 12/01/27 (Call 09/01/27)	620	584,789
3.50%, 09/01/25 (Call 06/01/25)	180	175,616
SITE Centers Corp., 4.25%, 02/01/26 (Call 11/01/25)	245	239,086
Store Capital LLC, 4.50%, 03/15/28 (Call 12/15/27)	150	140,934
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	305	287,949
3.85%, 04/01/27 (Call 01/01/27)	815	776,903
4.13%, 01/15/26 (Call 10/15/25)	95	92,480
4.40%, 01/15/29 (Call 10/15/28)	110	105,317
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	410	355,121
2.70%, 02/15/27 (Call 12/15/26)	2,135	1,993,809
4.00%, 06/01/25 (Call 03/01/25)	213	209,085
4.25%, 04/01/26 (Call 01/01/26)	140	137,266
4.25%, 04/15/28 (Call 01/15/28)	270	261,153
Weyerhaeuser Co., 6.95%, 10/01/27	10	10,603

		40,706,173

Retail — 3.0%
AutoZone Inc.
3.63%, 04/15/25 (Call 03/15/25)(a)	826	810,921
5.05%, 07/15/26	180	179,560
6.25%, 11/01/28 (Call 10/01/28)	180	187,265
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)(a)	2,600	2,546,243
Costco Wholesale Corp., 1.38%, 06/20/27 (Call 04/20/27)	100	89,878
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	224	220,073
Home Depot Inc. (The)
1.50%, 09/15/28 (Call 07/15/28)(a)	830	723,070
2.13%, 09/15/26 (Call 06/15/26)	180	168,208

26	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
2.50%, 04/15/27 (Call 02/15/27)	$2,485	$2,314,579
2.70%, 04/15/25 (Call 03/15/25)	57	55,535
2.80%, 09/14/27 (Call 06/14/27)	880	824,587
2.88%, 04/15/27 (Call 03/15/27)	810	764,293
3.00%, 04/01/26 (Call 01/01/26)	270	260,100
3.35%, 09/15/25 (Call 06/15/25)	391	381,437
3.90%, 12/06/28 (Call 09/06/28)(a)	15	14,515
4.95%, 09/30/26 (Call 08/30/26)	265	265,123
5.13%, 04/30/25	275	275,095
Lowe’s Companies Inc.
1.70%, 09/15/28 (Call 07/15/28)	37	32,149
2.50%, 04/15/26 (Call 01/15/26)	105	99,674
3.10%, 05/03/27 (Call 02/03/27)	860	812,725
3.35%, 04/01/27 (Call 03/01/27)	1,975	1,881,744
3.38%, 09/15/25 (Call 06/15/25)	170	165,376
4.00%, 04/15/25 (Call 03/15/25)	1,091	1,075,243
4.40%, 09/08/25(a)	90	88,904
4.80%, 04/01/26 (Call 03/01/26)	70	69,539
McDonald’s Corp.
3.38%, 05/26/25 (Call 02/26/25)	37	36,166
4.80%, 08/14/28 (Call 07/14/28)	75	74,779
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)(a)	50	45,814
3.80%, 08/15/25 (Call 06/15/25)	13	12,731
4.75%, 02/15/26 (Call 01/15/26)	50	49,671
4.85%, 02/08/27 (Call 01/08/27)	200	198,946
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	1,440	1,331,085
2.25%, 04/15/25 (Call 03/15/25)(a)	4,956	4,801,675
2.50%, 04/15/26	5,182	4,949,325

		25,806,028

Semiconductors — 2.1%
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)(a)	130	124,436
3.90%, 10/01/25 (Call 07/01/25)	1,558	1,530,668
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	65	62,837
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	1,600	1,391,682
2.60%, 05/19/26 (Call 02/19/26)	1,570	1,493,292
3.15%, 05/11/27 (Call 02/11/27)	245	232,167
3.40%, 03/25/25 (Call 02/25/25)	460	451,112
3.70%, 07/29/25 (Call 04/29/25)	467	457,395
3.75%, 03/25/27 (Call 01/25/27)	487	471,041
3.75%, 08/05/27 (Call 07/05/27)	860	828,864
4.88%, 02/10/26	670	667,843
4.88%, 02/10/28 (Call 01/10/28)	340	339,054
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	127	123,941
3.80%, 03/15/25 (Call 12/15/24)	325	320,238
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)	290	260,385
4.88%, 06/22/28 (Call 03/22/28)	5	4,912
5.75%, 02/15/29 (Call 01/15/29)	320	326,073
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	25	24,293
5.38%, 04/15/28 (Call 03/15/28)	200	200,544
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	90	79,627
3.20%, 09/16/26 (Call 06/16/26)	1,190	1,147,080

Security	Par (000)	Value

Semiconductors (continued)
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	$447	$446,284
5.55%, 12/01/28 (Call 09/01/28)	650	657,160
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)	141	136,361
3.15%, 05/01/27 (Call 03/01/27)	260	244,431
3.88%, 06/18/26 (Call 04/18/26)	85	82,253
4.40%, 06/01/27 (Call 05/01/27)	410	400,547
QUALCOMM Inc., 3.25%, 05/20/27 (Call 02/20/27)(a)	45	42,904
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	27	24,974
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	325	296,582
1.38%, 03/12/25 (Call 02/12/25)	1,202	1,156,213
2.90%, 11/03/27 (Call 08/03/27)(a)	60	56,319
4.60%, 02/08/27 (Call 01/08/27)	150	149,482
4.60%, 02/15/28 (Call 01/15/28)	1,645	1,642,021
4.60%, 02/08/29 (Call 01/08/29)	1,250	1,243,246
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	200	183,678
3.88%, 04/22/27 (Call 03/22/27)	1,235	1,197,235

		18,497,174

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	480	417,328
3.48%, 12/01/27 (Call 09/01/27)	675	632,416
3.84%, 05/01/25 (Call 04/01/25)	195	190,747

		1,240,491

Software — 4.4%
Adobe Inc., 2.15%, 02/01/27 (Call 12/01/26)(a)	9,470	8,814,984
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	105	100,395
4.38%, 06/15/25 (Call 03/15/25)(a)	394	389,506
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	500	477,903
Concentrix Corp., 6.60%, 08/02/28 (Call 07/02/28)(a)	140	140,645
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	140	139,253
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	90	83,242
4.70%, 07/15/27 (Call 06/15/27)	915	908,091
Fiserv Inc.
3.20%, 07/01/26 (Call 05/01/26)	35	33,426
3.85%, 06/01/25 (Call 03/01/25)	32	31,360
5.38%, 08/21/28 (Call 07/21/28)	275	276,697
5.45%, 03/02/28 (Call 02/02/28)	200	201,633
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	4,521	4,265,465
1.35%, 07/15/27 (Call 05/15/27)	195	173,968
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	3,525	3,336,871
3.13%, 11/03/25 (Call 08/03/25)	2,145	2,084,990
3.30%, 02/06/27 (Call 11/06/26)	6,960	6,722,979
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	60	55,728
2.30%, 03/25/28 (Call 01/25/28)	1,750	1,567,825
2.50%, 04/01/25 (Call 03/01/25)	140	135,595
2.65%, 07/15/26 (Call 04/15/26)	47	44,269
2.80%, 04/01/27 (Call 02/01/27)	2,050	1,912,097
2.95%, 05/15/25 (Call 02/15/25)	107	103,844

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	$146	$136,725
1.40%, 09/15/27 (Call 07/15/27)	370	326,838
3.80%, 12/15/26 (Call 09/15/26)	15	14,499
Salesforce Inc., 3.70%, 04/11/28 (Call 01/11/28)	60	57,895
Take-Two Interactive Software Inc.
3.70%, 04/14/27 (Call 03/14/27)	355	339,380
4.95%, 03/28/28 (Call 02/28/28)	285	282,627
5.00%, 03/28/26	295	293,397
VMware LLC
1.40%, 08/15/26 (Call 07/15/26)	3,012	2,738,421
4.50%, 05/15/25 (Call 04/15/25)	1,251	1,237,182
4.65%, 05/15/27 (Call 03/15/27)	30	29,366
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	690	656,837

		38,113,933

Telecommunications — 2.3%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	1,765	1,553,219
2.30%, 06/01/27 (Call 04/01/27)	65	59,512
3.80%, 02/15/27 (Call 11/15/26)	10	9,635
4.10%, 02/15/28 (Call 11/15/27)	510	491,708
4.25%, 03/01/27 (Call 12/01/26)	35	34,116
British Telecommunications PLC, 5.13%, 12/04/28 (Call 09/04/28)(a)	1,000	1,005,126
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	65	61,338
2.95%, 02/28/26	55	53,014
3.50%, 06/15/25	2,224	2,182,416
4.80%, 02/26/27 (Call 01/26/27)	775	775,180
4.85%, 02/26/29 (Call 01/26/29)	775	776,240
4.90%, 02/26/26	490	490,215
Nokia OYJ, 4.38%, 06/12/27	60	57,504
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	736	692,675
3.20%, 03/15/27 (Call 02/15/27)	775	729,684
3.63%, 12/15/25 (Call 09/15/25)	1,465	1,419,702
5.00%, 02/15/29 (Call 01/15/29)	135	133,744
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	115	107,736
3.70%, 09/15/27 (Call 06/15/27)	160	151,870
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)	1,345	1,198,139
3.75%, 04/15/27 (Call 02/15/27)	95	91,070
4.80%, 07/15/28 (Call 06/15/28)	390	384,801
4.95%, 03/15/28 (Call 02/15/28)	255	253,439
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	53	49,144
2.10%, 03/22/28 (Call 01/22/28)	1,463	1,302,607
2.63%, 08/15/26	800	754,410
3.00%, 03/22/27 (Call 01/22/27)	2,305	2,168,754
4.13%, 03/16/27	315	306,351
4.33%, 09/21/28(a)	505	490,248
Vodafone Group PLC
4.13%, 05/30/25	1,733	1,704,750
4.38%, 05/30/28(a)	10	9,829

		19,498,176

Security	Par (000)	Value

Toys, Games & Hobbies — 0.2%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	$420	$394,089
3.55%, 11/19/26 (Call 09/19/26)	1,680	1,593,196

		1,987,285

Transportation — 1.0%
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	67	64,261
6.90%, 07/15/28	600	646,677
Canadian Pacific Railway Co., 1.75%, 12/02/26 (Call 11/02/26)	55	50,425
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	1,610	1,552,167
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	40	38,112
3.15%, 06/01/27 (Call 03/01/27)	25	23,691
3.65%, 08/01/25 (Call 06/01/25)	10	9,781
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	935	858,946
2.85%, 03/01/27 (Call 02/01/27)	155	144,947
2.90%, 12/01/26 (Call 10/01/26)	975	916,092
3.35%, 09/01/25 (Call 08/01/25)	1,721	1,668,080
4.30%, 06/15/27 (Call 05/15/27)	525	510,936
4.63%, 06/01/25 (Call 05/01/25)	297	294,199
5.25%, 06/01/28 (Call 05/01/28)(a)	250	250,378
5.30%, 03/15/27 (Call 02/15/27)	145	145,189
5.38%, 03/15/29 (Call 02/15/29)	200	199,780
5.65%, 03/01/28 (Call 02/01/28)	230	233,821
6.30%, 12/01/28 (Call 11/01/28)(a)	425	442,860
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	35	32,445
3.00%, 04/15/27 (Call 01/15/27)	20	18,925
3.25%, 08/15/25 (Call 05/15/25)	12	11,687
3.75%, 07/15/25 (Call 05/15/25)	55	53,976
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	105	98,835
3.90%, 04/01/25 (Call 03/01/25)	296	291,989

		8,558,199

Trucking & Leasing — 0.2%
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)(a)	33	32,175
3.25%, 09/15/26 (Call 06/15/26)	10	9,530
3.50%, 03/15/28 (Call 12/15/27)(a)	1,715	1,608,379
5.40%, 03/15/27 (Call 02/15/27)	45	45,084

		1,695,168

Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	55	49,535
3.38%, 01/20/27 (Call 12/20/26)	285	258,447

		307,982

Water — 0.0%
American Water Capital Corp., 3.40%, 03/01/25 (Call 12/01/24)	352	345,113

Total Long-Term Investments — 98.5% (Cost: $877,532,943)		852,759,963

28	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(d)(e)(f)	39,714,612	$39,734,469
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(d)(e)	1,350,000	1,350,000

Total Short-Term Securities — 4.8% (Cost: $41,070,813)		41,084,469

Total Investments — 103.3% (Cost: $918,603,756)		893,844,432

Liabilities in Excess of Other Assets — (3.3)%		(28,496,697)

Net Assets — 100.0%		$ 865,347,735

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$38,044,249	$1,700,666	(a)	$—	$4,955	$(15,401)	$39,734,469	39,714,612	$159,855	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	960,000	390,000	(a)	—	—	—	1,350,000	1,350,000	100,288		—

					$4,955	$(15,401)	$41,084,469		$260,143		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$852,759,963	$—	$852,759,963

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$41,084,469	$—	$—	$41,084,469

	$41,084,469	$852,759,963	$—	$893,844,432

See notes to financial statements.

30	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

Ally Auto Receivables Trust, 5.07%, 04/15/27 (Call 03/15/26)	$1,780	$1,773,833
American Express Credit Account Master Trust
3.75%, 08/15/27	2,000	1,960,428
Series 2022-2, Class A, 3.39%, 05/15/27	1,000	978,666
BMW Vehicle Lease Trust, 5.99%, 09/25/26	320	322,516
Capital One Multi-Asset Execution Trust, 4.95%, 10/15/27	5,067	5,051,936
GM Financial Consumer Automobile Receivables Trust
4.47%, 02/16/28 (Call 12/16/26)	1,000	988,251
5.78%, 08/16/28	1,220	1,237,372
Series 2021-1, Class A4, 0.54%, 05/17/27 (Call 12/16/24)	850	821,864
Hyundai Auto Receivables Trust, 5.48%, 04/17/28	1,500	1,508,360
Santander Drive Auto Receivables Trust, 5.23%, 12/15/28	210	209,506
Toyota Auto Receivables Owner Trust Series 2021-B, Class A4, 0.53%, 10/15/26 (Call 07/15/25)	1,000	947,441
Verizon Master Trust, 4.49%, 01/22/29 (Call 01/20/26)	1,000	988,658

Total Asset-Backed Securities — 0.5% (Cost: $16,961,705)		16,788,831

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.0%
Bank
Series 2017-BNK5, Class A4, 3.13%, 06/15/60 (Call 07/15/27)	850	793,668
Series 2019-BN19, Class A3, 3.18%, 08/15/61 (Call 07/15/29)	1,200	1,050,748
BBCMS Mortgage Trust
6.00%, 09/15/56	4,710	5,021,571
Series 2020-C7, Class A5, 2.04%, 04/15/53 (Call 04/15/30)	670	562,128
Series 2021-C11, Class A5, 2.32%, 09/15/54	2,000	1,654,087
Benchmark Mortgage Trust
3.93%, 03/15/52 (Call 02/15/29)	1,454	1,410,285
4.44%, 05/15/55 (Call 05/15/32)(a)	2,000	1,852,309
Series 2018-B4, Class A5, 4.12%, 07/15/51 (Call 07/15/28)(a)	100	95,294
Series 2018-B4, Class ASB, 4.06%, 07/15/51 (Call 07/15/28)(a)	223	217,092
Series 2018-B6, Class AAB, 4.17%, 10/10/51 (Call 10/10/28)	229	224,105
Series 2019-B11, Class A4, 3.28%, 05/15/52 (Call 06/15/29)	100	90,371
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 12/15/30)	1,200	977,650
Series 2020-B21, Class A5, 1.98%, 12/17/53 (Call 12/15/30)	800	651,072
BMO Mortgage Trust, 5.74%, 02/15/57	1,000	1,021,224
CD Mortgage Trust, 3.35%, 11/10/49 (Call 08/10/27)	1,306	1,268,683
Commission Mortgage Trust, Series 2014-UBS3, Class A4, 3.82%, 06/10/47 (Call 06/10/24)	720	716,645

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.78%, 11/25/32 (Call 11/25/32)(a)	$4,000	$3,716,798
4.43%, 02/25/33 (Call 02/25/33)(a)	2,400	2,336,769
4.65%, 08/25/28	1,000	994,833
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 05/10/50 (Call 05/10/25)	250	242,181
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5, 2.87%, 08/15/49 (Call 09/15/26)	100	93,319
JPMCC Commercial Mortgage Securities Trust, 3.28%, 07/15/50 (Call 06/15/27)	1,004	971,949
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class ASB, 3.62%, 10/15/47 (Call 07/15/26)	0	420
Series 2015-C27, Class A4, 3.75%, 12/15/47 (Call 11/15/25)	250	241,238
Series 2016-C31, Class A5, 3.10%, 11/15/49 (Call 11/15/26)	500	465,851
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	82	72,235
MSWF Commercial Mortgage Trust, 5.75%, 05/15/56 (Call 06/15/33)	2,000	2,085,674
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C5, 2.90%, 10/10/48 (Call 07/10/26)	488	475,905
UBS Commercial Mortgage Trust, Series 2018-C12, Class ASB, 4.19%, 08/15/51 (Call 08/15/28)	370	361,694
Wells Fargo Commercial Mortgage Trust
Class A4, 2.34%, 08/15/54 (Call 07/15/31)	460	380,535
Class ASB, 4.17%, 05/15/51 (Call 05/15/28)	852	833,378
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	500	484,104
Series 2017-C41, Class A4, 3.47%, 11/15/50 (Call 11/15/27)	1,000	934,495
Series 2019-C51, Class A4, 3.31%, 06/15/52 (Call 06/15/29)	2,000	1,798,483
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 04/15/30)	130	111,013
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A5, 3.68%, 08/15/47 (Call 08/15/24)	635	629,580

		34,837,386

Total Collaterized Mortgage Obligations — 1.0% (Cost: $37,528,930)		34,837,386

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
5.38%, 06/15/33 (Call 03/15/33)	127	125,650
5.40%, 10/01/48 (Call 04/01/48)	255	235,643

		361,293

Aerospace & Defense — 0.2%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	440	418,901
4.95%, 08/15/25 (Call 05/15/25)	1,135	1,120,119
Howmet Aerospace Inc., 5.95%, 02/01/37	30	30,633

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
Northrop Grumman Corp.
4.90%, 06/01/34 (Call 03/01/34)	$500	$486,928
5.20%, 06/01/54 (Call 12/01/53)	500	480,675
RTX Corp.
1.90%, 09/01/31 (Call 06/01/31)	100	79,618
2.25%, 07/01/30 (Call 04/01/30)	754	638,117
2.38%, 03/15/32 (Call 12/15/31)	115	93,202
2.65%, 11/01/26 (Call 08/01/26)	70	65,872
3.13%, 05/04/27 (Call 02/04/27)	362	341,639
3.13%, 07/01/50 (Call 01/01/50)	196	131,740
3.75%, 11/01/46 (Call 05/01/46)	267	202,716
3.95%, 08/16/25 (Call 06/16/25)	680	667,015
4.05%, 05/04/47 (Call 11/04/46)	247	197,868
4.13%, 11/16/28 (Call 08/16/28)	661	634,837
4.15%, 05/15/45 (Call 11/16/44)	175	142,976
4.35%, 04/15/47 (Call 10/15/46)	287	239,788
4.45%, 11/16/38 (Call 05/16/38)	320	284,179
4.50%, 06/01/42	633	553,646
4.63%, 11/16/48 (Call 05/16/48)	214	185,824
4.70%, 12/15/41	57	50,930
4.80%, 12/15/43 (Call 06/15/43)	175	157,161
4.88%, 10/15/40	145	134,153
5.00%, 02/27/26 (Call 01/27/26)	45	44,885
5.15%, 02/27/33 (Call 11/27/32)	100	98,976
5.38%, 02/27/53 (Call 08/27/52)	95	91,690
5.40%, 05/01/35	20	20,175
5.75%, 11/08/26 (Call 10/08/26)	75	76,092
5.75%, 01/15/29 (Call 12/15/28)	65	66,915
6.00%, 03/15/31 (Call 01/15/31)	150	156,249
6.05%, 06/01/36	75	78,532
6.10%, 03/15/34 (Call 12/15/33)	40	42,294
6.13%, 07/15/38	180	190,117
6.40%, 03/15/54 (Call 09/15/53)	80	88,557
7.50%, 09/15/29	10	11,100

		8,304,119

Agriculture — 0.2%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	645	607,300
2.70%, 09/15/51 (Call 03/15/51)	210	133,028
2.90%, 03/01/32 (Call 12/01/31)	50	42,609
3.25%, 03/27/30 (Call 12/27/29)	248	224,368
3.75%, 09/15/47 (Call 03/15/47)	119	90,343
4.02%, 04/16/43	28	22,981
4.50%, 08/15/33 (Call 05/15/33)(b)	160	152,493
4.50%, 03/15/49 (Call 09/15/48)	55	48,011
4.54%, 03/26/42	42	37,697
5.94%, 10/01/32	107	113,176
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	1,480	1,401,029
2.75%, 05/14/31 (Call 02/14/31)	1,565	1,331,496
3.25%, 08/15/26 (Call 05/15/26)	1,571	1,497,754
3.75%, 09/25/27 (Call 06/25/27)	889	850,513

		6,552,798

Airlines — 0.0%
Southwest Airlines Co., 2.63%, 02/10/30 (Call 11/10/29)	100	86,439

Apparel — 0.1%
NIKE Inc.
3.25%, 03/27/40 (Call 09/27/39)	70	55,797
3.38%, 11/01/46 (Call 05/01/46)	85	64,237

Security	Par (000)	Value

Apparel (continued)
3.38%, 03/27/50 (Call 09/27/49)(b)	$203	$153,912
3.88%, 11/01/45 (Call 05/01/45)	247	204,156
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	655	645,827
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	72	68,378
4.25%, 04/01/25 (Call 01/01/25)(b)	5	4,923
7.85%, 11/27/33 (Call 08/27/33)	5	5,410
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	295	283,013
2.80%, 04/23/27 (Call 02/23/27)	1,176	1,066,277
2.95%, 04/23/30 (Call 01/23/30)	400	329,954

		2,881,884

Auto Manufacturers — 0.2%
American Honda Finance Corp.
1.80%, 01/13/31	435	357,164
2.00%, 03/24/28	300	268,706
2.25%, 01/12/29	330	293,040
2.30%, 09/09/26	155	145,381
2.35%, 01/08/27	135	125,944
3.50%, 02/15/28	155	147,198
4.60%, 04/17/30	140	137,115
4.70%, 01/12/28	100	99,491
4.75%, 01/12/26	60	59,607
4.90%, 01/10/34	115	112,170
4.95%, 01/09/26	150	149,544
5.13%, 07/07/28	100	100,809
5.25%, 07/07/26	100	100,702
5.65%, 11/15/28	85	87,399
Series A, 4.60%, 04/17/25	160	158,910
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	824	665,591
2.60%, 09/01/50 (Call 03/01/50)(b)	290	181,873
4.88%, 10/01/43 (Call 04/01/43)	382	360,465
4.90%, 02/20/29 (Call 01/20/29)	50	49,751
5.15%, 02/20/34 (Call 11/20/33)	30	29,970
5.45%, 02/20/54 (Call 08/20/53)	30	30,157
Ford Motor Co., 7.40%, 11/01/46	340	364,228
Ford Motor Credit Co. LLC, 7.12%, 11/07/33 (Call 08/07/33)	410	437,410
General Motors Co.
5.00%, 04/01/35	95	88,819
5.15%, 04/01/38 (Call 10/01/37)	135	124,974
5.20%, 04/01/45	249	219,784
5.40%, 04/01/48 (Call 10/01/47)	177	158,756
5.95%, 04/01/49 (Call 10/01/48)(b)	235	225,830
6.25%, 10/02/43	135	135,494
6.60%, 04/01/36 (Call 10/01/35)	211	221,203
6.75%, 04/01/46 (Call 10/01/45)	179	189,194
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	15	12,224
2.40%, 10/15/28 (Call 08/15/28)	35	30,751
2.70%, 06/10/31 (Call 03/10/31)	75	61,711
3.10%, 01/12/32 (Call 10/12/31)	150	125,279
3.60%, 06/21/30 (Call 03/21/30)	40	35,873
4.30%, 04/06/29 (Call 02/06/29)	55	52,162
5.85%, 04/06/30 (Call 02/06/30)	25	25,352
6.40%, 01/09/33 (Call 10/09/32)	300	311,537
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)	165	144,878
Mercedes-Benz Finance North America LLC,
8.50%, 01/18/31	327	396,777

32	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp.
2.15%, 02/13/30	$112	$96,221
3.05%, 01/11/28	57	53,658
3.20%, 01/11/27	130	124,202
3.38%, 04/01/30	190	174,636
3.65%, 01/08/29	176	166,538
4.45%, 05/18/26	130	128,630
4.55%, 09/20/27	50	49,574
4.55%, 05/17/30	180	176,241
4.63%, 01/12/28	65	64,635
4.70%, 01/12/33	80	78,888

		8,136,446

Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	474	296,771
4.35%, 03/15/29 (Call 12/15/28)	220	212,599
4.40%, 10/01/46 (Call 04/01/46)	74	58,119
5.40%, 03/15/49 (Call 09/15/48)(b)	287	260,227
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)	215	185,393
4.15%, 05/01/52 (Call 11/01/51)	205	156,477
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	61	49,650
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	259	231,453
3.55%, 01/15/52 (Call 07/15/51)	110	74,568
3.80%, 09/15/27 (Call 06/15/27)	136	130,162
4.25%, 05/15/29 (Call 02/15/29)	132	125,605
5.25%, 05/15/49 (Call 11/15/48)	117	105,065
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)	70	68,711
5.50%, 03/21/33 (Call 12/21/32)	50	51,219

		2,006,019

Banks — 5.7%
Australia & New Zealand Banking Group Ltd., 3.70%, 11/16/25	620	606,352
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	7,357	6,876,935
5.86%, 09/14/26 (Call 09/14/25), (1-year CMT + 2.300%)(a)	1,020	1,019,672
7.88%, 11/15/34 (Call 11/15/33), (1-year CMT + 3.300%)(a)	200	213,044
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(a)	300	271,317
2.96%, 03/25/31	200	170,339
3.23%, 11/22/32 (Call 08/22/31), (1-year CMT + 1.600%)(a)	445	367,317
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(a)	785	751,463
4.38%, 04/12/28	365	350,707
5.18%, 11/19/25	200	197,208
5.59%, 08/08/28	200	201,550
6.92%, 08/08/33	445	462,309
Bank of America Corp.
1.32%, 06/19/26 (Call 06/19/25), (1-day SOFR + 1.150%)(a)	120	113,614
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(a)	255	233,762
1.90%, 07/23/31 (Call 07/23/30), (1-day SOFR + 1.530%)(a)	80	64,902

Security	Par (000)	Value

Banks (continued)
1.92%, 10/24/31 (Call 10/24/30), (1-day SOFR + 1.370%)(a)	$95	$76,660
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(a)	70	61,428
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(a)	75	60,674
2.48%, 09/21/36 (Call 09/21/31), (5-year CMT + 1.200%)(a)	580	458,100
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(a)	283	241,264
2.55%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(a)	50	46,241
2.57%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.210%)(a)	30	24,616
2.59%, 04/29/31 (Call 04/29/30), (1-day SOFR + 2.150%)(a)	299	254,876
2.68%, 06/19/41 (Call 06/19/40), (1-day SOFR + 1.930%)(a)	120	83,704
2.69%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.320%)(a)	320	267,834
2.83%, 10/24/51 (Call 10/24/50), (1-day SOFR + 1.880%)(a)	314	201,313
2.88%, 10/22/30 (Call 10/22/29), (3-mo. SOFR + 1.452%)(a)	168	148,048
2.97%, 02/04/33 (Call 02/04/32), (1-day SOFR + 1.330%)(a)	472	396,396
2.97%, 07/21/52 (Call 07/21/51), (1-day SOFR + 1.560%)(a)	557	370,176
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(a)	185	166,450
3.25%, 10/21/27 (Call 10/21/26)	270	255,041
3.31%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.580%)(a)	130	98,532
3.38%, 04/02/26 (Call 04/02/25), (1-day SOFR + 1.330%)(a)	30	29,296
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.302%)(a)	325	303,705
3.50%, 04/19/26	212	205,416
3.56%, 04/23/27 (Call 04/23/26), (3-mo. SOFR + 1.322%)(a)	195	187,540
3.59%, 07/21/28 (Call 07/21/27), (3-mo. SOFR + 1.632%)(a)	305	288,814
3.71%, 04/24/28 (Call 04/24/27), (3-mo. SOFR + 1.774%)(a)	342	325,716
3.82%, 01/20/28 (Call 01/20/27), (3-mo. SOFR + 1.837%)(a)	205	196,947
3.85%, 03/08/37 (Call 03/08/32), (5-year CMT + 2.000%)(a)	250	218,260
3.88%, 08/01/25	105	103,322
3.95%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.452%)(a)	241	193,554
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(a)	235	223,543
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(a)	266	249,995
4.08%, 04/23/40 (Call 04/23/39), (3-mo. SOFR + 1.582%)(a)	180	154,002
4.08%, 03/20/51 (Call 03/20/50), (3-mo. SOFR + 3.412%)(a)	1,001	808,384
4.24%, 04/24/38 (Call 04/24/37), (3-mo. SOFR + 2.076%)(a)	590	524,094

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.25%, 10/22/26	$187	$182,877
4.27%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.572%)(a)	305	293,028
4.33%, 03/15/50 (Call 03/15/49), (3-mo. SOFR + 1.782%)(a)	493	415,200
4.38%, 04/27/28 (Call 04/27/27), (1-day SOFR + 1.580%)(a)	75	72,998
4.44%, 01/20/48 (Call 01/20/47), (3-mo. SOFR + 2.252%)(a)	560	481,752
4.45%, 03/03/26	135	132,769
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(a)	740	696,441
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(a)	185	183,416
4.88%, 04/01/44	161	151,975
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(a)	150	148,491
5.00%, 01/21/44	523	500,193
5.02%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.160%)(a)	700	681,929
5.08%, 01/20/27 (Call 01/20/26), (1-day SOFR + 1.290%)(a)	5	4,968
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(a)	590	586,661
5.29%, 04/25/34 (Call 04/25/33), (1-day SOFR + 1.910%)(a)	725	714,546
5.87%, 09/15/34 (Call 09/15/33), (1-day SOFR + 1.840%)(a)	10	10,255
5.88%, 02/07/42	524	557,322
6.11%, 01/29/37	505	529,274
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(a)	120	123,719
6.22%, 09/15/26	35	35,752
7.75%, 05/14/38	600	719,959
Series L, 3.95%, 04/21/25	290	285,207
Series L, 4.18%, 11/25/27 (Call 11/25/26)	195	188,302
Series L, 4.75%, 04/21/45	137	124,484
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(a)	110	92,013
Series N, 3.48%, 03/13/52 (Call 03/13/51), (1-day SOFR + 1.650%)(a)	390	285,994
Bank of America NA, 6.00%, 10/15/36	382	398,383
Bank of Montreal
1.25%, 09/15/26	150	136,514
1.85%, 05/01/25	710	682,169
2.65%, 03/08/27	60	55,981
3.80%, 12/15/32 (Call 12/15/27), (5-year USD Swap + 1.432%)(a)	920	846,230
5.20%, 02/01/28 (Call 01/01/28)	150	150,556
5.30%, 06/05/26	100	100,242
5.72%, 09/25/28 (Call 08/25/28)	75	76,897
Series H, 4.70%, 09/14/27 (Call 08/14/27)	240	237,591
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	423	406,361
2.05%, 01/26/27 (Call 12/26/26)	190	175,316
2.45%, 08/17/26 (Call 05/17/26)	333	313,076
2.50%, 01/26/32 (Call 10/26/31)	100	83,432
2.80%, 05/04/26 (Call 02/04/26)	346	330,297
3.00%, 10/30/28 (Call 07/30/28)	249	228,310
3.25%, 05/16/27 (Call 02/16/27)	122	115,879
3.30%, 08/23/29 (Call 05/23/29)	425	389,917

Security	Par (000)	Value

Banks (continued)
3.40%, 01/29/28 (Call 10/29/27)	$370	$349,963
3.44%, 02/07/28 (Call 02/07/27), (3-mo. SOFR + 1.331%)(a)	734	701,530
3.85%, 04/28/28	645	622,112
3.85%, 04/26/29 (Call 02/26/29)	205	196,242
3.95%, 11/18/25 (Call 10/18/25)	344	336,603
3.99%, 06/13/28 (Call 06/13/27), (1-day SOFR + 1.151%)(a)	100	96,836
4.54%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.168%)(a)	100	98,165
4.71%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.511%)(a)	100	95,661
4.95%, 04/26/27 (Call 04/26/26), (1-day SOFR + 1.026%)(a)	205	203,931
4.97%, 04/26/34 (Call 04/26/33), (1-day SOFR + 1.606%)(a)	150	146,163
5.80%, 10/25/28 (Call 10/25/27), (1-day SOFR + 1.802%)(a)	40	40,962
5.83%, 10/25/33 (Call 10/25/32), (1-day SOFR + 2.074%)(a)	105	108,887
6.32%, 10/25/29 (Call 10/25/28), (1-day SOFR + 1.598%)(a)	130	136,201
6.47%, 10/25/34 (Call 10/25/33), (1-day SOFR + 1.845%)(a)	225	243,414
Series J, 1.90%, 01/25/29 (Call 11/25/28)	200	175,040
Bank of Nova Scotia (The)
1.05%, 03/02/26	1,380	1,272,498
1.30%, 06/11/25	1,677	1,593,893
1.30%, 09/15/26 (Call 06/15/26)	300	273,049
1.95%, 02/02/27	425	390,063
2.15%, 08/01/31	1,795	1,466,773
2.45%, 02/02/32	195	159,962
2.70%, 08/03/26	1,336	1,261,583
2.95%, 03/11/27	900	847,216
3.45%, 04/11/25	800	783,371
4.50%, 12/16/25	1,456	1,430,934
4.75%, 02/02/26	100	99,237
4.85%, 02/01/30	230	226,871
5.25%, 06/12/28	125	125,623
5.35%, 12/07/26	150	150,593
5.45%, 06/12/25	120	120,084
5.65%, 02/01/34	150	152,365
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1-year CMT + 1.050%)(a)	440	402,129
2.65%, 06/24/31 (Call 06/24/30), (1-year CMT + 1.900%)(a)	105	87,309
2.89%, 11/24/32 (Call 11/24/31), (1-year CMT + 1.300%)(a)	425	346,081
3.56%, 09/23/35 (Call 09/23/30), (5-year CMT + 2.900%)(a)	235	197,188
3.65%, 03/16/25	420	411,237
4.34%, 01/10/28 (Call 01/10/27)	255	244,968
4.38%, 01/12/26	500	489,701
4.84%, 05/09/28 (Call 05/07/27)	435	418,738
4.95%, 01/10/47	440	400,390
4.97%, 05/16/29 (Call 05/16/28), (3-mo. LIBOR US + 1.902%)(a)	235	228,480
5.09%, 06/20/30 (Call 06/20/29), (3-mo. LIBOR US + 3.054%)(a)	390	369,152
5.20%, 05/12/26	330	326,002

34	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.25%, 08/17/45	$75	$71,521
5.30%, 08/09/26 (Call 08/09/25), (1-year CMT + 2.300%)(a)	385	382,630
5.50%, 08/09/28 (Call 08/09/27), (1-year CMT + 2.650%)(a)	360	358,017
5.83%, 05/09/27 (Call 05/09/26), (1-day SOFR + 2.210%)(a)	320	320,652
6.22%, 05/09/34 (Call 05/09/33), (1-day SOFR + 2.980%)(a)	245	248,015
7.12%, 06/27/34 (Call 06/27/33), (1-day SOFR + 3.570%)(a)	465	482,194
7.33%, 11/02/26 (Call 11/02/25), (1-year CMT + 3.050%)(a)	200	204,843
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(a)	200	211,368
7.44%, 11/02/33 (Call 11/02/32), (1-year CMT + 3.500%)(a)	235	257,143
BPCE SA, 3.38%, 12/02/26	940	901,152
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (Call 03/07/32)	60	53,563
3.95%, 08/04/25	190	186,287
5.00%, 04/28/28 (Call 03/28/28)	295	293,936
5.14%, 04/28/25	140	139,523
5.62%, 07/17/26	75	75,724
5.93%, 10/02/26	25	25,443
5.99%, 10/03/28 (Call 09/03/28)	90	93,227
6.09%, 10/03/33 (Call 07/03/33)	555	576,328
Citigroup Inc.
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(a)	175	144,054
2.57%, 06/03/31 (Call 06/03/30), (1-day SOFR + 2.107%)(a)	240	203,005
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(a)	302	258,939
2.98%, 11/05/30 (Call 11/05/29), (1-day SOFR + 1.422%)(a)	325	286,707
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(a)	180	168,626
3.11%, 04/08/26 (Call 04/08/25), (1-day SOFR + 2.842%)(a)	376	366,030
3.20%, 10/21/26 (Call 07/21/26)	170	161,455
3.30%, 04/27/25	245	239,573
3.40%, 05/01/26	150	144,325
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(a)	130	122,112
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(a)	175	165,888
3.70%, 01/12/26	332	323,227
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(a)	472	418,210
3.88%, 03/26/25	140	137,321
3.88%, 01/24/39 (Call 01/24/38), (3-mo. SOFR + 1.430%)(a)	490	412,242
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(a)	145	139,333
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(a)	355	332,855
4.08%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.454%)(a)	141	134,534
4.13%, 07/25/28	246	233,467

Security	Par (000)	Value

Banks (continued)
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(a)	$199	$168,188
4.30%, 11/20/26	200	194,808
4.40%, 06/10/25	435	428,670
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(a)	280	264,557
4.45%, 09/29/27	447	433,061
4.60%, 03/09/26	135	132,779
4.65%, 07/30/45	369	329,390
4.65%, 07/23/48 (Call 06/23/48)	565	503,570
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(a)	25	24,544
4.75%, 05/18/46	365	319,251
5.17%, 02/13/30 (Call 02/13/29), (1-day SOFR + 1.364%)(a)	90	89,085
5.30%, 05/06/44	251	239,806
5.32%, 03/26/41 (Call 03/26/40), (1-day SOFR + 4.548%)(a)	245	239,694
5.50%, 09/13/25	418	417,007
5.61%, 09/29/26 (Call 09/29/25), (1-day SOFR + 1.546%)(a)	70	70,081
5.83%, 02/13/35 (Call 02/13/34), (1-day SOFR + 2.056%)(a)	450	440,184
5.88%, 02/22/33	226	229,945
5.88%, 01/30/42	280	294,263
6.00%, 10/31/33	122	126,110
6.17%, 05/25/34 (Call 05/25/33), (1-day SOFR + 2.661%)(a)	425	427,917
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(a)	55	57,726
6.63%, 01/15/28	178	188,675
6.63%, 06/15/32	447	476,049
6.68%, 09/13/43	186	203,967
8.13%, 07/15/39	509	644,487
Citizens Bank NA/Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	275	264,258
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	85	70,458
2.85%, 07/27/26 (Call 04/27/26)	202	188,751
3.25%, 04/30/30 (Call 01/30/30)	160	138,421
4.30%, 12/03/25 (Call 11/03/25)	175	170,488
5.64%, 05/21/37 (Call 05/21/32), (5-year CMT + 2.750%)(a)	190	173,934
Comerica Bank, 4.00%, 07/27/25	110	106,620
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)(b)	254	228,321
Cooperatieve Rabobank UA
3.75%, 07/21/26	305	292,346
4.38%, 08/04/25	235	230,434
5.25%, 05/24/41	196	198,029
5.25%, 08/04/45	142	137,690
5.75%, 12/01/43	227	227,840
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25	335	328,054
Credit Suisse AG/New York
2.95%, 04/09/25	450	437,054
7.50%, 02/15/28	390	420,071
Deutsche Bank AG, 4.10%, 01/13/26	290	282,719
Deutsche Bank AG/New York
2.13%, 11/24/26 (Call 11/24/25), (1-day SOFR + 1.870%)(a)	205	192,212
2.31%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(a)	410	372,408

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.55%, 01/07/28 (Call 01/07/27), (1-day SOFR + 1.318%)(a)	$470	$428,078
3.04%, 05/28/32 (Call 05/28/31), (1-day SOFR + 1.718%)(a)	265	219,017
3.55%, 09/18/31 (Call 09/18/30), (1-day SOFR + 3.043%)(a)	650	563,063
4.10%, 01/13/26	270	263,566
4.88%, 12/01/32 (Call 12/01/27), (5-year USD ICE Swap + 2.553%)(a)	390	360,669
6.72%, 01/18/29 (Call 01/18/28), (1-day SOFR + 3.180%)(a)	150	154,072
7.08%, 02/10/34 (Call 11/10/32), (1-day SOFR + 3.650%)(a)	200	199,640
7.15%, 07/13/27 (Call 07/13/26), (1-day SOFR + 2.520%)(a)	150	153,957
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	165	139,904
3.45%, 07/27/26 (Call 04/27/26)	235	222,840
4.25%, 03/13/26	20	19,424
4.65%, 09/13/28 (Call 06/13/28)	415	396,242
Fifth Third Bancorp.
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(a)	15	15,285
8.25%, 03/01/38	201	237,632
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	90	84,132
Goldman Sachs Capital I, 6.35%, 02/15/34	195	199,973
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.789%)(a)	140	129,720
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(a)	45	40,903
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(a)	115	105,308
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(a)	250	200,434
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(a)	255	207,502
2.60%, 02/07/30 (Call 11/07/29)	157	136,208
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(a)	392	325,811
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(a)	210	194,558
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(a)	155	127,826
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(a)	245	173,649
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(a)	550	466,108
3.21%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.513%)(a)	252	187,478
3.44%, 02/24/43 (Call 02/24/42), (1-day SOFR + 1.632%)(a)	50	38,047
3.50%, 04/01/25 (Call 03/01/25)	375	367,252
3.50%, 11/16/26 (Call 11/16/25)	478	458,492
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.772%)(a)	292	278,530
3.75%, 05/22/25 (Call 02/22/25)	303	297,159
3.75%, 02/25/26 (Call 11/25/25)	265	258,379
3.80%, 03/15/30 (Call 12/15/29)	203	188,748

Security	Par (000)	Value

Banks (continued)
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.420%)(a)	$507	$478,936
3.85%, 01/26/27 (Call 01/26/26)	462	446,392
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.635%)(a)	690	590,927
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.563%)(a)	560	536,958
4.25%, 10/21/25	265	260,239
4.41%, 04/23/39 (Call 04/23/38), (3-mo. SOFR + 1.692%)(a)	489	433,075
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(a)	200	195,112
4.75%, 10/21/45 (Call 04/21/45)	546	498,296
4.80%, 07/08/44 (Call 01/08/44)	570	519,089
5.15%, 05/22/45	114	108,943
5.80%, 08/10/26 (Call 08/10/25), (1-day SOFR + 1.075%)(a)	280	281,527
5.95%, 01/15/27	140	142,877
6.13%, 02/15/33	430	461,130
6.25%, 02/01/41	465	501,872
6.45%, 05/01/36(b)	209	223,256
6.56%, 10/24/34 (Call 10/24/33), (1-day SOFR + 1.950%)(a)	20	21,607
6.75%, 10/01/37	951	1,034,214
HSBC Bank USA NA, 7.00%, 01/15/39	410	467,079
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26), (1-day SOFR + 1.290%)(a)	580	530,926
1.65%, 04/18/26 (Call 04/18/25), (1-day SOFR + 1.538%)(a)	525	500,936
2.10%, 06/04/26 (Call 06/04/25), (1-day SOFR + 1.929%)(a)	95	90,856
2.21%, 08/17/29 (Call 08/17/28), (1-day SOFR + 1.285%)(a)	100	86,817
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(a)	750	686,506
2.36%, 08/18/31 (Call 08/18/30), (1-day SOFR + 1.947%)(a)	130	106,687
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(a)	485	400,761
2.85%, 06/04/31 (Call 06/04/30), (1-day SOFR + 2.387%)(a)	130	110,602
2.87%, 11/22/32 (Call 11/22/31), (1-day SOFR + 1.410%)(a)	15	12,344
3.00%, 03/10/26 (Call 03/10/25), (1-day SOFR + 1.430%)(a)	105	102,067
3.90%, 05/25/26	30	29,070
3.97%, 05/22/30 (Call 05/22/29), (3-mo. SOFR + 1.872%)(a)	585	541,954
4.04%, 03/13/28 (Call 03/13/27), (3-mo. SOFR + 1.808%)(a)	585	560,524
4.25%, 08/18/25	360	352,571
4.29%, 09/12/26 (Call 09/12/25), (3-mo. SOFR + 1.609%)(a)	300	294,163
4.30%, 03/08/26	482	471,610
4.38%, 11/23/26	130	126,453
4.58%, 06/19/29 (Call 06/19/28), (3-mo. SOFR + 1.796%)(a)	385	370,362
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(a)	200	195,277
4.95%, 03/31/30	380	372,074

36	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.72%, 03/04/35 (Call 03/04/34), (1-day SOFR + 1.780%)(a)	$200	$199,295
5.89%, 08/14/27 (Call 08/14/26), (1-day SOFR + 1.570%)(a)	345	347,125
6.10%, 01/14/42	510	557,277
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(a)	200	204,319
6.25%, 03/09/34 (Call 03/09/33), (1-day SOFR + 2.390%)(a)	370	383,956
6.50%, 05/02/36	545	559,991
6.50%, 09/15/37	650	674,099
6.55%, 06/20/34 (Call 06/20/33), (1-day SOFR + 2.980%)(a)	275	279,898
6.80%, 06/01/38	345	362,197
7.34%, 11/03/26 (Call 11/03/25), (1-day SOFR + 3.030%)(a)	295	303,582
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(a)	215	227,618
7.40%, 11/13/34 (Call 11/13/33), (1-day SOFR + 3.020%)(a)	210	224,996
8.11%, 11/03/33 (Call 11/03/32), (1-day SOFR + 4.250%)(a)	440	495,449
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31), (5-year CMT + 1.170%)(a)	230	173,591
2.55%, 02/04/30 (Call 11/04/29)	499	419,999
4.44%, 08/04/28 (Call 08/04/27), (1-day SOFR + 1.970%)(a)	65	62,420
5.02%, 05/17/33 (Call 05/17/32), (1-day SOFR + 2.050%)(a)	162	153,101
Huntington National Bank (The), 4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(a)	80	77,120
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31), (1-day SOFR + 1.316%)(a)	425	357,507
3.95%, 03/29/27	850	818,379
4.05%, 04/09/29	155	146,575
4.25%, 03/28/33 (Call 03/28/32), (1-day SOFR + 2.070%)(a)	210	193,073
4.55%, 10/02/28	200	194,972
6.11%, 09/11/34 (Call 09/11/33), (1-day SOFR + 2.090%)(a)	5	5,159
JPMorgan Chase & Co.
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(a)	75	68,149
1.76%, 11/19/31 (Call 11/19/30), (3-mo. SOFR + 1.105%)(a)	25	20,130
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(a)	230	184,961
2.52%, 04/22/31 (Call 04/22/30), (1-day SOFR + 2.040%)(a)	205	175,122
2.55%, 11/08/32 (Call 11/08/31), (1-day SOFR + 1.180%)(a)	245	201,801
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(a)	112	93,641
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(a)	256	224,585
2.95%, 10/01/26 (Call 07/01/26)	237	225,264
2.96%, 05/13/31 (Call 05/13/30), (3-mo. SOFR + 2.515%)(a)	55	47,749

Security	Par (000)	Value

Banks (continued)
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(a)	$485	$409,518
3.11%, 04/22/41 (Call 04/22/40), (3-mo. SOFR + 2.460%)(a)	268	201,543
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(a)	568	389,487
3.20%, 06/15/26 (Call 03/15/26)	130	125,051
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(a)	575	407,753
3.51%, 01/23/29 (Call 01/23/28), (3-mo. SOFR + 1.207%)(a)	242	227,969
3.54%, 05/01/28 (Call 05/01/27), (3-mo. SOFR + 1.642%)(a)	180	171,011
3.63%, 12/01/27 (Call 12/01/26)	235	223,331
3.70%, 05/06/30 (Call 05/06/29), (3-mo. SOFR + 1.422%)(a)	545	507,305
3.78%, 02/01/28 (Call 02/01/27), (3-mo. SOFR + 1.599%)(a)	325	312,003
3.88%, 07/24/38 (Call 07/24/37), (3-mo. SOFR + 1.622%)(a)	428	365,717
3.90%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.482%)(a)	391	312,686
3.96%, 01/29/27 (Call 01/29/26), (3-mo. SOFR + 1.507%)(a)	280	273,249
3.96%, 11/15/48 (Call 11/15/47), (3-mo. SOFR + 1.642%)(a)	511	410,455
4.01%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.382%)(a)	222	211,953
4.03%, 07/24/48 (Call 07/24/47), (3-mo. SOFR + 1.722%)(a)	290	235,218
4.13%, 12/15/26	179	174,732
4.20%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.522%)(a)	220	211,346
4.25%, 10/01/27	145	141,830
4.26%, 02/22/48 (Call 02/22/47), (3-mo. SOFR + 1.842%)(a)	479	403,902
4.45%, 12/05/29 (Call 12/05/28), (3-mo. SOFR + 1.592%)(a)	389	376,205
4.49%, 03/24/31 (Call 03/24/30), (3-mo. SOFR + 3.790%)(a)	267	256,369
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(a)	447	424,448
4.85%, 02/01/44	266	249,583
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(a)	820	795,555
4.95%, 06/01/45	222	207,052
5.30%, 07/24/29 (Call 07/24/28), (1-day SOFR + 1.450%)(a)	275	275,745
5.34%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.620%)(a)	45	44,772
5.35%, 06/01/34 (Call 06/01/33), (1-day SOFR + 1.845%)(a)	515	512,325
5.40%, 01/06/42	370	374,474
5.50%, 10/15/40	350	357,822
5.60%, 07/15/41	475	489,658
5.63%, 08/16/43	294	301,550
5.72%, 09/14/33 (Call 09/14/32), (1-day SOFR + 2.580%)(a)	425	430,236
6.25%, 10/23/34 (Call 10/23/33), (1-day SOFR + 1.810%)(a)	415	440,519
6.40%, 05/15/38	460	513,452

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
7.63%, 10/15/26	$100	$106,255
7.75%, 07/15/25	65	67,341
8.00%, 04/29/27	10	10,874
8.75%, 09/01/30	55	64,772
KeyBank NA/Cleveland OH
3.90%, 04/13/29 (Call 03/13/29)	52	46,192
6.95%, 02/01/28	40	40,901
KeyCorp
2.25%, 04/06/27	90	80,280
2.55%, 10/01/29	305	255,195
4.10%, 04/30/28	125	116,998
4.15%, 10/29/25	121	117,312
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(c)	1,013	586,798
0.00%, 06/29/37(c)	750	410,379
0.38%, 07/18/25	1,175	1,104,451
0.63%, 01/22/26	1,980	1,835,230
0.75%, 09/30/30	590	469,896
1.00%, 10/01/26	1,125	1,029,395
1.75%, 09/14/29	1,141	995,829
2.00%, 05/02/25	2,383	2,301,870
2.88%, 04/03/28	2,132	2,008,287
3.00%, 05/20/27	130	124,198
3.75%, 02/15/28	1,665	1,623,151
Landwirtschaftliche Rentenbank, Series 37, 2.50%, 11/15/27	60	55,982
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1-year CMT + 0.850%)(a)	190	174,278
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(a)	375	349,737
3.75%, 01/11/27	460	441,318
4.34%, 01/09/48	285	223,858
4.38%, 03/22/28	395	381,496
4.45%, 05/08/25	630	621,797
4.55%, 08/16/28	295	286,210
4.58%, 12/10/25	400	391,919
4.65%, 03/24/26	380	372,318
4.98%, 08/11/33 (Call 08/11/32), (1-year CMT + 2.300%)(a)	60	57,019
5.30%, 12/01/45	155	144,469
5.68%, 01/05/35 (Call 01/05/34), (1-year CMT + 1.750%)(a)	20	19,739
5.87%, 03/06/29 (Call 03/06/28), (1-year CMT + 1.700%)(a)	300	302,918
5.99%, 08/07/27 (Call 08/07/26), (1-year CMT + 1.480%)(a)	300	302,078
7.95%, 11/15/33 (Call 08/15/32), (1-year CMT + 3.750%)(a)	405	451,493
Mitsubishi UFJ Financial Group Inc.
1.64%, 10/13/27 (Call 10/13/26), (1-year CMT + 0.670%)(a)	25	22,771
2.31%, 07/20/32 (Call 07/20/31), (1-year CMT + 0.950%)(a)	160	131,057
2.34%, 01/19/28 (Call 01/19/27), (1-year CMT + 0.830%)(a)	25	23,081
2.49%, 10/13/32 (Call 10/13/31), (1-year CMT + 0.970%)(a)	10	8,261
2.76%, 09/13/26	340	320,550
3.20%, 07/18/29	305	277,053
3.29%, 07/25/27	170	160,759

Security	Par (000)	Value

Banks (continued)
3.68%, 02/22/27	$70	$67,468
3.74%, 03/07/29	130	122,741
3.75%, 07/18/39	195	166,277
3.78%, 03/02/25	141	138,719
3.85%, 03/01/26	305	297,333
3.96%, 03/02/28	55	52,976
4.05%, 09/11/28	70	67,748
4.15%, 03/07/39	139	125,185
4.29%, 07/26/38	130	119,979
5.13%, 07/20/33 (Call 07/20/32), (1-year CMT + 2.125%)(a)	25	24,707
5.24%, 04/19/29 (Call 04/19/28), (1-year CMT + 1.700%)(a)	200	200,429
5.41%, 04/19/34 (Call 04/19/33), (1-year CMT + 1.970%)(a)	50	50,526
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(a)	310	312,206
5.54%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.500%)(a)	200	199,801
Mizuho Financial Group Inc.
1.55%, 07/09/27 (Call 07/09/26), (1-year CMT + 0.750%)(a)	145	132,742
2.17%, 05/22/32 (Call 05/22/31), (1-year CMT + 0.870%)(a)	30	24,200
2.23%, 05/25/26 (Call 05/25/25), (3-mo. SOFR + 1.092%)(a)	140	134,295
2.56%, 09/13/31	330	267,408
2.59%, 05/25/31 (Call 05/25/30), (3-mo. SOFR + 1.332%)(a)	147	125,050
2.65%, 05/22/26 (Call 05/22/25), (1-year CMT + 0.900%)(a)	220	212,355
2.84%, 09/13/26	20	18,844
2.87%, 09/13/30 (Call 09/13/29), (3-mo. SOFR + 1.572%)(a)	75	65,952
3.15%, 07/16/30 (Call 07/16/29), (3-mo. SOFR + 1.392%)(a)	232	208,083
3.17%, 09/11/27	55	51,419
3.66%, 02/28/27	90	86,143
4.02%, 03/05/28	175	168,241
4.25%, 09/11/29 (Call 09/11/28), (3-mo. SOFR + 1.532%)(a)	329	315,261
5.38%, 05/26/30 (Call 05/26/29), (1-year CMT + 1.120%)(a)	200	200,040
5.58%, 05/26/35 (Call 05/26/34), (1-year CMT + 1.300%)(a)	200	200,501
5.67%, 05/27/29 (Call 05/27/28), (1-year CMT + 1.500%)(a)	65	65,870
5.67%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.400%)(a)	230	233,416
5.75%, 05/27/34 (Call 05/27/33), (1-year CMT + 1.800%)(a)	40	40,834
5.75%, 07/06/34 (Call 07/06/33), (1-year CMT + 1.900%)(a)	220	224,141
5.78%, 07/06/29 (Call 07/06/28), (1-year CMT + 1.650%)(a)	270	274,909
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25), (1-day SOFR + 0.720%)(a)	875	807,362
1.51%, 07/20/27 (Call 07/20/26), (1-day SOFR + 0.858%)(a)	110	100,606

38	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.59%, 05/04/27 (Call 05/04/26), (1-day SOFR + 0.879%)(a)	$810	$746,774
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(a)	320	253,383
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(a)	135	107,163
2.19%, 04/28/26 (Call 04/28/25), (1-day SOFR + 1.990%)(a)	642	617,849
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(a)	420	338,614
2.48%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.000%)(a)	105	97,126
2.48%, 09/16/36 (Call 09/16/31), (1-day SOFR + 1.360%)(a)	390	306,478
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(a)	255	208,849
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(a)	352	304,712
2.80%, 01/25/52 (Call 01/25/51), (1-day SOFR + 1.430%)(a)	365	234,637
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(a)	235	197,136
3.13%, 07/27/26	240	228,831
3.59%, 07/22/28 (Call 07/22/27)(a)	632	598,093
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(a)	359	325,992
3.63%, 01/20/27	295	284,420
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.402%)(a)	464	438,539
3.88%, 01/27/26	305	297,586
3.95%, 04/23/27	495	476,428
3.97%, 07/22/38 (Call 07/22/37)(a)	850	724,592
4.00%, 07/23/25	281	276,197
4.30%, 01/27/45	690	598,054
4.35%, 09/08/26	365	356,787
4.38%, 01/22/47	552	475,978
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.890%)(a)	232	222,783
4.46%, 04/22/39 (Call 04/22/38), (3-mo. SOFR + 1.693%)(a)	400	361,109
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(a)	165	163,258
4.89%, 07/20/33 (Call 07/20/32), (1-day SOFR + 2.076%)(a)	45	43,184
5.00%, 11/24/25	281	279,338
5.05%, 01/28/27 (Call 01/28/26), (1-day SOFR + 1.295%)(a)	195	194,307
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(a)	105	104,371
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(a)	335	332,665
5.17%, 01/16/30 (Call 01/16/29), (1-day SOFR + 1.450%)(a)	375	372,670
5.25%, 04/21/34 (Call 04/21/33), (1-day SOFR + 1.870%)(a)	280	274,838
5.30%, 04/20/37 (Call 04/20/32), (1-day SOFR + 2.620%)(a)	615	588,124
5.42%, 07/21/34 (Call 07/21/33), (1-day SOFR + 1.880%)(a)	340	338,346
5.45%, 07/20/29 (Call 07/20/28), (1-day SOFR + 1.630%)(a)	80	80,332

Security	Par (000)	Value

Banks (continued)
5.47%, 01/18/35 (Call 01/18/34), (1-day SOFR + 1.730%)(a)	$75	$74,924
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.840%)(a)	488	504,915
5.94%, 02/07/39 (Call 02/07/34), (5-year CMT + 1.800%)(a)	75	73,875
5.95%, 01/19/38 (Call 01/19/33), (5-year CMT + 2.430%)(a)	370	368,901
6.25%, 08/09/26	465	475,909
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(a)	20	20,673
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(a)	305	323,272
6.38%, 07/24/42	486	539,885
6.41%, 11/01/29 (Call 11/01/28), (1-day SOFR + 1.830%)(a)	60	62,599
6.63%, 11/01/34 (Call 11/01/33), (1-day SOFR + 2.050%)(a)	215	233,308
7.25%, 04/01/32	734	836,451
Morgan Stanley Bank NA
4.75%, 04/21/26 (Call 03/21/26)	300	298,136
5.48%, 07/16/25 (Call 06/16/25)	250	251,000
5.88%, 10/30/26 (Call 09/30/26)	250	254,575
National Australia Bank Ltd./New York
2.50%, 07/12/26	342	322,659
3.38%, 01/14/26	100	97,003
4.90%, 06/13/28	250	249,420
4.94%, 01/12/28	250	249,894
4.97%, 01/12/26	250	249,536
National Bank of Canada, 5.60%, 12/18/28	2,218	2,239,852
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1-year CMT + 0.900%)(a)	70	63,983
3.03%, 11/28/35 (Call 08/28/30), (5-year CMT + 2.350%)(a)	575	473,464
3.07%, 05/22/28 (Call 05/22/27), (1-year CMT + 2.550%)(a)	15	13,922
4.45%, 05/08/30 (Call 05/08/29), (3-mo. LIBOR US + 1.871%)(a)	494	467,342
4.80%, 04/05/26	680	671,586
4.89%, 05/18/29 (Call 05/18/28), (3-mo. LIBOR US + 1.754%)(a)	370	360,035
5.08%, 01/27/30 (Call 01/27/29), (3-mo. LIBOR US + 1.905%)(a)	760	743,007
5.58%, 03/01/28 (Call 03/01/27), (1-year CMT + 1.100%)(a)	200	200,156
5.78%, 03/01/35 (Call 03/01/34), (1-year CMT + 1.500%)(a)	200	199,784
5.81%, 09/13/29 (Call 09/13/28), (1-year CMT + 1.950%)(a)	200	202,016
6.02%, 03/02/34 (Call 03/02/33), (1-year CMT + 2.100%)(a)	265	270,186
7.47%, 11/10/26 (Call 11/10/25), (1-year CMT + 2.850%)(a)	300	308,215
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	791	732,092
3.38%, 05/08/32 (Call 05/08/27), (3-mo. LIBOR US + 1.131%)(a)	910	844,005
3.65%, 08/03/28 (Call 05/03/28)	404	386,287
3.95%, 10/30/25	600	588,522
6.13%, 11/02/32 (Call 08/02/32)	130	136,545

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
PNC Bank NA
2.70%, 10/22/29	$250	$215,401
3.10%, 10/25/27 (Call 09/25/27)	470	436,626
3.25%, 01/22/28 (Call 12/23/27)	100	92,861
3.88%, 04/10/25 (Call 03/10/25)	920	902,488
4.05%, 07/26/28	255	241,175
4.20%, 11/01/25 (Call 10/02/25)	40	39,060
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	50	45,374
2.55%, 01/22/30 (Call 10/24/29)	365	313,208
2.60%, 07/23/26 (Call 05/23/26)	361	339,392
3.15%, 05/19/27 (Call 04/19/27)	395	371,768
3.45%, 04/23/29 (Call 01/23/29)	583	538,327
4.63%, 06/06/33 (Call 06/06/32), (1-day SOFR + 1.850%)(a)	30	27,791
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(a)	90	88,920
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(a)	235	225,781
5.30%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.342%)(a)	25	24,969
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.620%)(a)	180	179,908
5.58%, 06/12/29 (Call 06/12/28), (1-day SOFR + 1.841%)(a)	251	252,592
5.68%, 01/22/35 (Call 01/22/34), (1-day SOFR + 1.902%)(a)	15	15,035
5.81%, 06/12/26 (Call 06/12/25), (1-day SOFR + 1.322%)(a)	111	111,143
5.94%, 08/18/34 (Call 08/18/33), (1-day SOFR + 1.946%)(a)	165	168,000
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(a)	210	215,583
6.62%, 10/20/27 (Call 10/20/26), (1-day SOFR + 1.730%)(a)	75	77,003
6.88%, 10/20/34 (Call 10/20/33), (1-day SOFR + 2.284%)(a)	360	390,229
Regions Bank/Birmingham AL, 6.45%, 06/26/37	238	241,965
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	85	72,392
7.38%, 12/10/37	188	211,382
Royal Bank of Canada
1.40%, 11/02/26	350	318,071
2.05%, 01/21/27	30	27,686
3.38%, 04/14/25	150	146,900
3.63%, 05/04/27	270	258,758
3.88%, 05/04/32	125	113,863
4.24%, 08/03/27	265	258,180
4.65%, 01/27/26	260	257,406
4.88%, 01/12/26	95	94,613
4.88%, 01/19/27	150	149,259
4.90%, 01/12/28	260	259,144
4.95%, 04/25/25	280	279,289
4.95%, 02/01/29	185	183,786
5.00%, 02/01/33	485	476,718
5.00%, 05/02/33	315	310,169
5.15%, 02/01/34(b)	150	147,540
5.20%, 07/20/26	175	175,547
5.20%, 08/01/28	290	291,576
6.00%, 11/01/27	125	128,712

Security	Par (000)	Value

Banks (continued)
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1-day SOFR + 1.249%)(a)	$295	$266,789
3.24%, 10/05/26 (Call 08/05/26)	536	502,227
4.40%, 07/13/27 (Call 04/14/27)	1,022	979,446
4.50%, 07/17/25 (Call 04/17/25)	772	756,817
5.81%, 09/09/26 (Call 09/09/25), (1-day SOFR + 2.328%)(a)	225	224,462
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(a)	140	142,176
6.57%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.700%)(a)	67	68,238
Santander U.K. Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25), (1-year CMT + 1.250%)(a)	80	74,937
1.67%, 06/14/27 (Call 06/14/26), (1-day SOFR + 0.989%)(a)	195	177,264
2.47%, 01/11/28 (Call 01/11/27), (1-day SOFR + 1.220%)(a)	330	300,518
2.90%, 03/15/32 (Call 03/15/31), (1-day SOFR + 1.475%)(a)	105	88,439
3.82%, 11/03/28 (Call 11/03/27), (3-mo. LIBOR US + 1.400%)(a)	295	275,361
6.53%, 01/10/29 (Call 01/10/28), (1-day SOFR + 2.600%)(a)	230	235,920
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1-day SOFR + 0.560%)(a)	105	96,111
2.20%, 02/07/28 (Call 02/07/27), (1-day SOFR + 0.730%)(a)	45	41,397
2.40%, 01/24/30	560	489,459
2.62%, 02/07/33 (Call 02/07/32), (1-day SOFR + 1.002%)(a)	50	41,501
2.65%, 05/19/26	453	430,785
3.03%, 11/01/34 (Call 11/01/29), (1-day SOFR + 1.490%)(a)	993	875,923
3.55%, 08/18/25	1,383	1,354,905
4.14%, 12/03/29 (Call 12/03/28), (3-mo. SOFR + 1.292%)(a)	247	236,714
4.16%, 08/04/33 (Call 08/04/32), (1-day SOFR + 1.726%)(a)	25	23,086
4.82%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.567%)(a)	55	53,019
5.10%, 05/18/26 (Call 05/18/25), (1-day SOFR + 1.130%)(a)	160	159,408
5.16%, 05/18/34 (Call 05/18/33), (1-day SOFR + 1.890%)(a)(b)	110	108,581
5.27%, 08/03/26 (Call 07/03/26)	200	200,653
5.68%, 11/21/29 (Call 11/21/28), (1-day SOFR + 1.484%)(a)	60	61,343
5.75%, 11/04/26 (Call 11/04/25), (1-day SOFR + 1.353%)(a)	55	55,239
5.82%, 11/04/28 (Call 11/04/27), (1-day SOFR + 1.715%)(a)	50	51,151
6.12%, 11/21/34 (Call 11/21/33), (1-day SOFR + 1.958%)(a)	25	25,847
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	90	81,987
1.90%, 09/17/28	255	221,857
2.13%, 07/08/30	200	166,247
2.14%, 09/23/30	20	16,426

40	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.47%, 01/14/29	$15	$13,343
2.63%, 07/14/26	260	245,449
2.72%, 09/27/29	100	88,057
2.75%, 01/15/30	135	118,031
3.01%, 10/19/26	285	269,817
3.04%, 07/16/29	360	323,607
3.20%, 09/17/29	172	154,664
3.35%, 10/18/27	252	237,685
3.36%, 07/12/27	253	239,774
3.45%, 01/11/27	242	231,762
3.54%, 01/17/28	150	142,072
3.78%, 03/09/26	235	228,580
3.94%, 07/19/28	165	157,917
4.31%, 10/16/28	173	169,258
5.52%, 01/13/28	135	137,131
5.77%, 01/13/33	75	77,379
5.78%, 07/13/33	200	206,824
5.80%, 07/13/28	200	205,418
5.81%, 09/14/33	30	31,075
5.85%, 07/13/30	200	205,934
5.88%, 07/13/26	200	202,943
Synchrony Bank
5.40%, 08/22/25 (Call 07/22/25)	60	59,301
5.63%, 08/23/27 (Call 07/23/27)	435	423,250
Toronto-Dominion Bank (The)
1.95%, 01/12/27	195	179,478
2.45%, 01/12/32	170	140,529
2.80%, 03/10/27	95	89,095
3.63%, 09/15/31 (Call 09/15/26), (5-year USD Swap + 2.205%)(a)	1,041	993,478
4.46%, 06/08/32	400	381,273
4.69%, 09/15/27	75	74,144
5.16%, 01/10/28	115	115,344
5.26%, 12/11/26	85	85,518
5.52%, 07/17/28	315	320,040
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	25	24,022
2.25%, 03/11/30 (Call 12/11/29)	385	316,225
3.30%, 05/15/26 (Call 04/15/26)	210	199,997
3.63%, 09/16/25 (Call 08/16/25)	40	38,806
4.05%, 11/03/25 (Call 09/03/25)	90	88,074
Truist Financial Corp.
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(a)	60	55,074
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(a)	30	25,765
3.70%, 06/05/25 (Call 05/05/25)	100	97,799
3.88%, 03/19/29 (Call 02/16/29)	70	64,463
4.00%, 05/01/25 (Call 03/01/25)	133	130,593
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(a)	65	62,452
4.26%, 07/28/26 (Call 07/28/25), (1-day SOFR + 1.456%)(a)	50	48,977
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(a)	145	141,117
4.92%, 07/28/33 (Call 07/28/32), (1-day SOFR + 2.240%)(a)	315	289,463
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(a)	75	71,120
5.87%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.361%)(a)	80	79,989

Security	Par (000)	Value

Banks (continued)
6.05%, 06/08/27 (Call 06/08/26), (1-day SOFR + 2.050%)(a)	$125	$126,212
U.S. Bancorp.
2.49%, 11/03/36 (Call 11/03/31), (5-year CMT + 0.950%)(a)	310	239,614
2.68%, 01/27/33 (Call 01/27/32), (1-day SOFR + 1.020%)(a)	10	8,162
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(a)	80	75,296
4.97%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.110%)(a)	120	112,289
5.78%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.020%)(a)	35	35,358
5.84%, 06/12/34 (Call 06/10/33), (1-day SOFR + 2.260%)(a)	108	108,837
5.85%, 10/21/33 (Call 10/21/32), (1-day SOFR + 2.090%)(a)	195	196,903
UBS AG/London, 5.65%, 09/11/28	845	861,843
UBS Group AG
3.75%, 03/26/25	990	969,495
4.55%, 04/17/26	435	427,254
4.88%, 05/15/45	250	230,512
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	179	162,626
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40), (1-day SOFR + 2.530%)(a)	205	151,509
3.35%, 03/02/33 (Call 03/02/32), (1-day SOFR + 1.500%)(a)	105	90,091
3.90%, 05/01/45	145	116,099
4.40%, 06/14/46	175	143,590
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(a)	760	663,122
4.65%, 11/04/44	40	34,427
4.75%, 12/07/46	185	159,892
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(a)	340	325,277
4.90%, 11/17/45	540	479,177
5.01%, 04/04/51 (Call 04/04/50), (3-mo. SOFR + 4.502%)(a)	1,035	957,382
5.38%, 11/02/43	150	143,132
5.39%, 04/24/34 (Call 04/24/33), (1-day SOFR + 2.020%)(a)	420	413,178
5.56%, 07/25/34 (Call 07/25/33), (1-day SOFR + 1.990%)(a)	165	164,371
5.61%, 01/15/44	590	573,685
5.95%, 12/01/86 (Call 12/15/36)	695	707,865
6.49%, 10/23/34 (Call 10/23/33), (1-day SOFR + 2.060%)(a)	200	212,711
Westpac Banking Corp.
2.67%, 11/15/35 (Call 11/15/30), (5-year CMT + 1.750%)(a)	170	138,518
2.70%, 08/19/26	305	289,225
2.85%, 05/13/26	5	4,778
3.02%, 11/18/36 (Call 11/18/31), (5-year CMT + 1.530%)(a)	320	260,504
3.35%, 03/08/27	258	246,740
3.40%, 01/25/28	312	295,445
4.11%, 07/24/34 (Call 07/24/29), (5-year CMT + 2.000%)(a)	354	323,359

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.32%, 11/23/31 (Call 11/23/26), (5-year USD ICE Swap + 2.236%)(a)	$439	$421,535
5.41%, 08/10/33 (Call 08/10/32), (1-year CMT + 2.680%)(a)	75	73,407
Wintrust Financial Corp., 4.85%, 06/06/29	55	49,608

		200,900,284

Beverages — 1.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	285	277,869
4.70%, 02/01/36 (Call 08/01/35)	787	753,193
4.90%, 02/01/46 (Call 08/01/45)	1,180	1,101,448
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	195	175,956
4.70%, 02/01/36 (Call 08/01/35)	681	649,256
4.90%, 02/01/46 (Call 08/01/45)	328	303,086
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	455	420,466
4.00%, 04/13/28 (Call 01/13/28)	624	604,909
4.35%, 06/01/40 (Call 12/01/39)	200	178,856
4.38%, 04/15/38 (Call 10/15/37)	329	300,915
4.44%, 10/06/48 (Call 04/06/48)	435	380,752
4.60%, 04/15/48 (Call 10/15/47)	105	94,318
4.75%, 01/23/29 (Call 10/23/28)	677	672,421
4.75%, 04/15/58 (Call 10/15/57)	55	49,480
4.90%, 01/23/31 (Call 10/23/30)	363	364,885
4.95%, 01/15/42	422	402,515
5.45%, 01/23/39 (Call 07/23/38)	403	410,116
5.55%, 01/23/49 (Call 07/23/48)	638	653,392
5.80%, 01/23/59 (Call 07/23/58)	278	293,585
5.88%, 06/15/35	80	85,161
8.00%, 11/15/39	69	86,460
8.20%, 01/15/39	305	392,230
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	257	251,774
4.00%, 04/15/38 (Call 10/15/37)	58	50,902
4.50%, 07/15/45 (Call 01/15/45)	159	141,097
Coca-Cola Co. (The)
1.00%, 03/15/28	205	178,588
1.38%, 03/15/31	535	428,270
1.65%, 06/01/30	521	435,133
2.00%, 03/05/31	220	184,028
2.13%, 09/06/29	640	563,103
2.25%, 01/05/32	130	109,460
2.50%, 06/01/40	367	262,146
2.50%, 03/15/51	180	112,427
2.60%, 06/01/50	403	259,328
2.75%, 06/01/60	124	78,584
2.90%, 05/25/27	215	203,973
3.00%, 03/05/51	340	237,852
3.38%, 03/25/27	655	631,016
3.45%, 03/25/30	662	617,505
4.20%, 03/25/50	305	269,384
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	245	237,832
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	76	56,857
4.10%, 02/15/48 (Call 08/15/47)	60	48,029
4.50%, 05/09/47 (Call 11/09/46)	92	77,499
4.90%, 05/01/33 (Call 02/01/33)	60	58,245
5.25%, 11/15/48 (Call 05/15/48)	121	113,957

Security	Par (000)	Value

Beverages (continued)
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	$805	$759,204
2.00%, 04/29/30 (Call 01/29/30)	1,910	1,609,597
2.13%, 04/29/32 (Call 01/29/32)	1,570	1,268,589
2.38%, 10/24/29 (Call 07/24/29)	2,230	1,957,879
3.88%, 05/18/28 (Call 02/18/28)	640	617,707
5.20%, 10/24/25	960	960,383
5.30%, 10/24/27 (Call 09/24/27)	1,000	1,011,631
5.38%, 10/05/26 (Call 09/05/26)	200	201,563
5.63%, 10/05/33 (Call 07/05/33)	200	207,614
Diageo Investment Corp.
4.25%, 05/11/42	145	128,625
7.45%, 04/15/35	324	383,135
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	248	232,573
3.20%, 05/01/30 (Call 02/01/30)	219	197,486
3.40%, 11/15/25 (Call 08/15/25)	320	309,926
3.43%, 06/15/27 (Call 03/15/27)	248	236,054
3.80%, 05/01/50 (Call 11/01/49)	212	161,231
3.95%, 04/15/29 (Call 02/15/29)	50	47,599
4.05%, 04/15/32 (Call 01/15/32)	230	213,335
4.42%, 05/25/25 (Call 03/25/25)	286	282,874
4.42%, 12/15/46 (Call 06/15/46)	290	244,747
4.50%, 11/15/45 (Call 05/15/45)	34	29,313
4.50%, 04/15/52 (Call 10/15/51)	270	229,134
4.60%, 05/25/28 (Call 02/25/28)	190	187,161
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	1,455	1,385,772
4.20%, 07/15/46 (Call 01/15/46)	335	272,925
5.00%, 05/01/42	312	289,923
PepsiCo Inc.
1.95%, 10/21/31 (Call 07/21/31)	50	40,929
2.25%, 03/19/25 (Call 02/19/25)	970	942,032
2.38%, 10/06/26 (Call 07/06/26)	704	663,262
2.63%, 03/19/27 (Call 01/19/27)	641	602,714
2.63%, 07/29/29 (Call 04/29/29)	680	612,590
2.63%, 10/21/41 (Call 04/21/41)	25	17,915
2.75%, 04/30/25 (Call 01/30/25)	917	893,084
2.75%, 03/19/30 (Call 12/19/29)	454	405,002
2.85%, 02/24/26 (Call 11/24/25)	548	527,012
2.88%, 10/15/49 (Call 04/15/49)	140	96,316
3.00%, 10/15/27 (Call 07/15/27)	699	658,941
3.38%, 07/29/49 (Call 01/29/49)	95	71,461
3.45%, 10/06/46 (Call 04/06/46)	449	347,607
3.50%, 07/17/25 (Call 04/17/25)	265	259,582
3.50%, 03/19/40 (Call 09/19/39)	65	53,367
3.60%, 02/18/28 (Call 01/18/28)	75	72,111
3.60%, 08/13/42	75	60,201
3.63%, 03/19/50 (Call 09/19/49)	241	189,845
3.88%, 03/19/60 (Call 09/19/59)	45	35,933
3.90%, 07/18/32 (Call 04/18/32)	70	65,705
4.00%, 03/05/42	170	150,432
4.00%, 05/02/47 (Call 11/02/46)	165	139,165
4.20%, 07/18/52 (Call 01/18/52)	25	21,650
4.45%, 05/15/28 (Call 04/15/28)	105	104,789
4.45%, 02/15/33 (Call 11/15/32)(b)	100	98,882
4.45%, 04/14/46 (Call 10/14/45)	245	221,595
4.55%, 02/13/26 (Call 01/13/26)	100	99,414
4.65%, 02/15/53 (Call 08/15/52)	100	92,935
4.88%, 11/01/40	150	148,480
5.13%, 11/10/26 (Call 10/10/26)	175	176,143

42	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
5.25%, 11/10/25	$175	$175,739
7.00%, 03/01/29	325	358,221

		36,087,292

Biotechnology — 0.5%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	404	372,248
2.30%, 02/25/31 (Call 11/25/30)	310	259,423
2.45%, 02/21/30 (Call 11/21/29)	606	526,799
2.60%, 08/19/26 (Call 05/19/26)	332	313,358
2.77%, 09/01/53 (Call 03/01/53)	180	109,661
3.00%, 01/15/52 (Call 07/15/51)(b)	335	223,919
3.13%, 05/01/25 (Call 02/01/25)	296	288,619
3.15%, 02/21/40 (Call 08/21/39)	305	228,777
3.20%, 11/02/27 (Call 08/02/27)	437	410,718
3.38%, 02/21/50 (Call 08/21/49)	285	203,293
4.05%, 08/18/29 (Call 06/18/29)	300	286,782
4.20%, 03/01/33 (Call 12/01/32)	315	291,648
4.20%, 02/22/52 (Call 08/22/51)	85	68,849
4.40%, 05/01/45 (Call 11/01/44)	375	320,080
4.40%, 02/22/62 (Call 08/22/61)	130	104,453
4.56%, 06/15/48 (Call 12/15/47)	309	267,559
4.66%, 06/15/51 (Call 12/15/50)	328	284,492
4.88%, 03/01/53 (Call 09/01/52)	200	179,452
4.95%, 10/01/41	145	135,111
5.15%, 03/02/28 (Call 02/02/28)	610	611,208
5.15%, 11/15/41 (Call 05/15/41)	197	187,551
5.25%, 03/02/25	640	638,787
5.25%, 03/02/30 (Call 01/02/30)	640	644,783
5.25%, 03/02/33 (Call 12/02/32)(b)	855	852,459
5.65%, 06/15/42 (Call 12/15/41)	135	136,035
5.65%, 03/02/53 (Call 09/02/52)	660	660,335
5.75%, 03/02/63 (Call 09/02/62)	435	435,177
6.38%, 06/01/37	75	80,511
6.40%, 02/01/39	155	167,646
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	250	240,727
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	495	414,217
3.15%, 05/01/50 (Call 11/01/49)	437	288,560
3.25%, 02/15/51 (Call 08/15/50)	145	98,899
4.05%, 09/15/25 (Call 06/15/25)	922	903,851
5.20%, 09/15/45 (Call 03/15/45)	342	321,856
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	240	211,119
1.65%, 10/01/30 (Call 07/01/30)	550	448,670
2.80%, 10/01/50 (Call 04/01/50)	321	206,634
2.95%, 03/01/27 (Call 12/01/26)	788	744,256
3.65%, 03/01/26 (Call 12/01/25)	850	825,533
4.00%, 09/01/36 (Call 03/01/36)	244	215,877
4.15%, 03/01/47 (Call 09/01/46)	510	420,825
4.50%, 02/01/45 (Call 08/01/44)	350	307,755
4.60%, 09/01/35 (Call 03/01/35)	455	430,788
4.75%, 03/01/46 (Call 09/01/45)	401	363,661
4.80%, 04/01/44 (Call 10/01/43)	513	471,055
5.25%, 10/15/33 (Call 07/15/33)	125	126,448
5.55%, 10/15/53 (Call 04/15/53)	100	101,996
5.65%, 12/01/41 (Call 06/01/41)	285	290,015
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	165	135,371
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	169	105,291

		16,963,137

Security	Par (000)	Value

Building Materials — 0.4%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	$405	$345,235
2.72%, 02/15/30 (Call 11/15/29)	535	468,203
3.38%, 04/05/40 (Call 10/05/39)	310	239,148
3.58%, 04/05/50 (Call 10/05/49)	330	243,176
5.80%, 11/30/25	325	327,334
5.90%, 03/15/34 (Call 12/15/33)	75	78,302
6.20%, 03/15/54 (Call 09/15/53)	75	81,766
Fortune Brands Innovations Inc.
3.25%, 09/15/29 (Call 06/15/29)	392	354,141
4.00%, 06/15/25 (Call 03/15/25)	1,082	1,061,696
4.00%, 03/25/32 (Call 12/25/31)	695	630,333
4.50%, 03/25/52 (Call 09/25/51)	140	113,737
5.88%, 06/01/33 (Call 03/01/33)	102	103,606
Johnson Controls International PLC
3.90%, 02/14/26 (Call 11/14/25)	1,680	1,637,193
4.50%, 02/15/47 (Call 08/15/46)	87	74,724
4.63%, 07/02/44 (Call 01/02/44)	150	131,003
4.95%, 07/02/64 (Call 01/02/64)(d)	50	44,431
5.13%, 09/14/45 (Call 03/14/45)	158	147,023
6.00%, 01/15/36	410	430,732
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	940	766,718
2.00%, 09/16/31 (Call 06/16/31)	480	385,548
Lafarge SA, 7.13%, 07/15/36	168	186,144
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	735	692,911
1.70%, 08/01/27 (Call 06/01/27)	385	345,069
5.50%, 09/15/28 (Call 08/15/28)	200	201,861
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	140	96,904
4.25%, 12/15/47 (Call 06/15/47)	107	88,920
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)	111	104,337
4.50%, 05/15/47 (Call 11/15/46)	195	162,842
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)	50	45,497
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	788	752,018
3.95%, 08/15/29 (Call 05/15/29)	151	142,443
4.30%, 07/15/47 (Call 01/15/47)	290	237,636
4.40%, 01/30/48 (Call 07/30/47)	75	61,680
7.00%, 12/01/36	106	117,739
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (Call 01/21/26)	727	702,534
3.80%, 03/21/29 (Call 12/21/28)	605	571,903
4.50%, 03/21/49 (Call 09/21/48)	150	132,779
4.65%, 11/01/44 (Call 05/01/44)	177	158,842
5.25%, 03/03/33 (Call 12/03/32)	1,065	1,075,263
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	1,095	1,044,184
4.30%, 02/21/48 (Call 08/21/47)	80	68,812
5.75%, 06/15/43	194	200,494
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	119	102,918
4.70%, 03/01/48 (Call 09/01/47)	60	53,731

		15,011,510

Chemicals — 0.7%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	230	209,264

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)	$245	$248,755
6.33%, 07/15/29 (Call 05/15/29)	40	41,105
6.38%, 07/15/32 (Call 04/15/32)	165	169,410
6.55%, 11/15/30 (Call 09/15/30)	75	77,831
6.70%, 11/15/33 (Call 08/15/33)	55	57,742
CF Industries Inc., 5.38%, 03/15/44	185	172,272
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	110	80,021
4.25%, 10/01/34 (Call 04/01/34)	149	137,077
4.38%, 11/15/42 (Call 05/15/42)	137	115,648
4.63%, 10/01/44 (Call 04/01/44)	167	144,795
4.80%, 11/30/28 (Call 08/30/28)	185	183,579
4.80%, 05/15/49 (Call 11/15/48)	224	194,472
5.15%, 02/15/34 (Call 11/15/33)(b)	100	98,489
5.25%, 11/15/41 (Call 05/15/41)	359	336,209
5.55%, 11/30/48 (Call 05/30/48)	110	106,953
5.60%, 02/15/54 (Call 08/15/53)	100	98,035
6.30%, 03/15/33 (Call 12/15/32)(b)	60	64,256
6.90%, 05/15/53 (Call 11/15/52)	45	51,434
7.38%, 11/01/29	305	338,114
9.40%, 05/15/39	135	180,045
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	425	420,055
4.73%, 11/15/28 (Call 08/15/28)	769	764,951
5.32%, 11/15/38 (Call 05/15/38)	569	562,870
5.42%, 11/15/48 (Call 05/15/48)	350	343,601
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	192	162,277
4.80%, 09/01/42 (Call 03/01/42)	133	116,606
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	320	253,185
2.13%, 02/01/32 (Call 11/01/31)	120	98,296
2.70%, 11/01/26 (Call 08/01/26)	9,535	9,037,648
2.70%, 12/15/51 (Call 06/15/51)	190	120,010
2.75%, 08/18/55 (Call 02/18/55)	180	111,881
3.25%, 12/01/27 (Call 09/01/27)	846	801,102
3.95%, 12/01/47 (Call 06/01/47)	235	195,167
4.80%, 03/24/30 (Call 12/24/29)	931	929,340
5.25%, 01/15/28 (Call 12/15/27)	370	375,351
5.50%, 12/08/41	40	40,682
FMC Corp.
4.50%, 10/01/49 (Call 04/01/49)	57	42,366
5.65%, 05/18/33 (Call 02/18/33)(b)	95	91,974
6.38%, 05/18/53 (Call 11/18/52)(b)	100	97,608
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	40	29,891
4.45%, 09/26/28 (Call 06/26/28)	555	536,143
5.00%, 09/26/48 (Call 03/26/48)	86	72,113
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	270	236,798
5.25%, 07/15/43	98	89,889
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	720	685,545
LYB International Finance III LLC
3.63%, 04/01/51 (Call 10/01/50)	200	138,926
3.80%, 10/01/60 (Call 04/01/60)	425	287,495
4.20%, 10/15/49 (Call 04/15/49)	172	132,754
4.20%, 05/01/50 (Call 11/01/49)	339	261,920
5.50%, 03/01/34 (Call 12/01/33)	200	198,481
5.63%, 05/15/33 (Call 02/15/33)	120	121,596

Security	Par (000)	Value

Chemicals (continued)
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	$190	$156,032
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	10	9,609
4.88%, 11/15/41 (Call 05/15/41)	5	4,364
5.45%, 11/15/33 (Call 05/15/33)	65	64,230
5.63%, 11/15/43 (Call 05/15/43)	125	119,779
Nutrien Ltd.
4.13%, 03/15/35 (Call 09/15/34)	227	204,430
4.90%, 03/27/28 (Call 02/27/28)	160	158,687
4.90%, 06/01/43 (Call 12/01/42)	120	108,422
5.00%, 04/01/49 (Call 10/01/48)	58	52,340
5.25%, 01/15/45 (Call 07/15/44)	103	95,839
5.63%, 12/01/40	158	154,541
5.80%, 03/27/53 (Call 09/27/52)	175	175,177
5.88%, 12/01/36	200	204,672
5.95%, 11/07/25	100	100,841
6.13%, 01/15/41 (Call 07/15/40)	55	56,439
PPG Industries Inc.
2.80%, 08/15/29 (Call 05/15/29)	179	160,443
3.75%, 03/15/28 (Call 12/15/27)	525	502,781
Rohm & Haas Co., 7.85%, 07/15/29	148	164,325
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)(b)	60	48,231
5.25%, 06/01/45 (Call 12/01/44)	40	36,705
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	120	97,096
3.30%, 05/15/50 (Call 11/15/49)	60	41,988
3.80%, 08/15/49 (Call 02/15/49)	140	108,002
4.00%, 12/15/42 (Call 06/15/42)	48	39,176
4.50%, 06/01/47 (Call 12/01/46)	329	283,990
4.55%, 08/01/45 (Call 02/01/45)	70	60,259
Westlake Corp., 3.38%, 08/15/61 (Call 02/15/61)	120	74,310

		23,744,735

Commercial Services — 0.5%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	4,646	3,763,144
1.70%, 05/15/28 (Call 03/15/28)	4,435	3,948,429
3.38%, 09/15/25 (Call 06/15/25)	1,178	1,150,871
Block Financial LLC
3.88%, 08/15/30 (Call 05/15/30)	482	434,556
5.25%, 10/01/25 (Call 07/01/25)	83	82,378
Global Payments Inc.
4.15%, 08/15/49 (Call 02/15/49)	122	93,039
5.95%, 08/15/52 (Call 02/15/52)	85	83,543
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	1,050	962,796
2.65%, 07/15/31 (Call 04/15/31)	834	677,395
Moody’s Corp.
3.10%, 11/29/61 (Call 05/29/61)	135	86,360
3.25%, 01/15/28 (Call 10/15/27)	355	334,008
3.25%, 05/20/50 (Call 11/20/49)	84	59,540
3.75%, 03/24/25 (Call 02/24/25)	460	452,287
3.75%, 02/25/52 (Call 08/25/51)	45	34,824
4.25%, 02/01/29 (Call 11/01/28)	383	370,988
4.25%, 08/08/32 (Call 05/08/32)	240	226,703
4.88%, 12/17/48 (Call 06/17/48)	164	151,299
5.25%, 07/15/44	145	141,845
PayPal Holdings Inc.
2.65%, 10/01/26 (Call 08/01/26)	90	84,865
2.85%, 10/01/29 (Call 07/01/29)	10	8,917

44	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
3.25%, 06/01/50 (Call 12/01/49)	$316	$219,826
5.05%, 06/01/52 (Call 12/01/51)	70	65,683
5.25%, 06/01/62 (Call 12/01/61)	30	27,926
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	305	244,142
2.90%, 10/01/30 (Call 07/01/30)	500	433,500
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,585	1,415,048
4.00%, 03/18/29 (Call 12/18/28)	2,423	2,314,107
4.75%, 05/20/32 (Call 02/20/32)	75	73,652
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	170	91,852
2.50%, 12/01/29 (Call 09/01/29)	30	26,434
2.95%, 01/22/27 (Call 10/22/26)	85	80,542
3.25%, 12/01/49 (Call 06/01/49)	293	208,741
3.90%, 03/01/62 (Call 09/01/61)	50	38,913
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	655	521,261
Verisk Analytics Inc.
4.13%, 03/15/29 (Call 12/15/28)	5	4,798
5.50%, 06/15/45 (Call 12/15/44)	26	24,802

		18,939,014

Computers — 0.5%
Apple Inc.
2.55%, 08/20/60 (Call 02/20/60)(b)	133	82,163
2.65%, 05/11/50 (Call 11/11/49)	333	216,417
2.65%, 02/08/51 (Call 08/08/50)	115	74,114
2.70%, 08/05/51 (Call 02/05/51)	70	45,460
2.80%, 02/08/61 (Call 08/08/60)	175	111,262
2.85%, 08/05/61 (Call 02/05/61)	125	79,365
2.95%, 09/11/49 (Call 03/11/49)	164	114,375
3.45%, 02/09/45	322	255,763
3.75%, 09/12/47 (Call 03/12/47)	140	113,714
3.75%, 11/13/47 (Call 05/13/47)	196	159,410
3.85%, 05/04/43	462	395,214
3.85%, 08/04/46 (Call 02/04/46)	255	212,917
3.95%, 08/08/52 (Call 02/08/52)	90	74,690
4.10%, 08/08/62 (Call 02/08/62)	195	163,353
4.25%, 02/09/47 (Call 08/09/46)	95	85,242
4.30%, 05/10/33 (Call 02/10/33)	160	157,955
4.38%, 05/13/45	435	396,915
4.45%, 05/06/44	49	45,797
4.65%, 02/23/46 (Call 08/23/45)	532	502,755
4.85%, 05/10/53 (Call 11/10/52)(b)	160	156,319
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)	82	56,137
8.10%, 07/15/36 (Call 01/15/36)	105	125,825
8.35%, 07/15/46 (Call 01/15/46)	103	130,464
DXC Technology Co., 2.38%, 09/15/28 (Call 07/15/28)	5	4,311
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	836	777,005
4.90%, 10/15/25 (Call 07/15/25)	1,756	1,744,707
5.25%, 07/01/28 (Call 06/01/28)(b)	265	265,424
6.10%, 04/01/26 (Call 04/01/24)	75	75,026
6.20%, 10/15/35 (Call 04/15/35)	429	447,903
6.35%, 10/15/45 (Call 04/15/45)	295	304,935
HP Inc.
4.20%, 04/15/32 (Call 01/15/32)	165	152,129
4.75%, 01/15/28 (Call 12/15/27)	50	49,488

Security	Par (000)	Value

Computers (continued)
5.50%, 01/15/33 (Call 10/15/32)(b)	$355	$355,141
6.00%, 09/15/41	362	370,171
International Business Machines Corp.
3.30%, 05/15/26	1,077	1,036,909
3.30%, 01/27/27	455	434,679
3.43%, 02/09/52 (Call 08/09/51)	140	99,715
3.45%, 02/19/26	1,042	1,010,826
3.50%, 05/15/29	895	835,416
4.00%, 06/20/42	345	286,837
4.15%, 07/27/27 (Call 06/27/27)	100	97,433
4.15%, 05/15/39	162	141,231
4.25%, 05/15/49	476	398,691
4.40%, 07/27/32 (Call 04/27/32)	135	128,930
4.70%, 02/19/46	165	149,429
4.90%, 07/27/52 (Call 01/27/52)	55	50,837
5.10%, 02/06/53 (Call 08/06/52)	65	61,952
5.60%, 11/30/39	121	124,409
5.88%, 11/29/32	335	354,666
6.22%, 08/01/27	170	177,353
6.50%, 01/15/28	362	382,971
7.00%, 10/30/25	656	677,107
7.13%, 12/01/96(b)	30	37,673
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	120	98,310
4.38%, 05/15/30 (Call 02/15/30)	781	733,919
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	250	211,184
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	345	290,726
4.75%, 02/15/26 (Call 11/15/25)	305	298,346

		16,421,415

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	211	174,063
4.00%, 08/15/45	353	309,020
4.60%, 03/01/28 (Call 02/01/28)	36	36,252
4.60%, 03/01/33 (Call 12/01/32)	36	35,731
Conopco Inc., Series E, 7.25%, 12/15/26	45	47,732
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	92	62,723
4.38%, 06/15/45 (Call 12/15/44)	62	53,286
6.00%, 05/15/37	25	26,642
Procter & Gamble Co. (The)
2.45%, 11/03/26	306	289,073
2.80%, 03/25/27	802	759,203
2.85%, 08/11/27	805	759,620
3.60%, 03/25/50	125	102,539
4.10%, 01/26/26	150	148,320
5.55%, 03/05/37	221	237,081
5.80%, 08/15/34	65	72,272
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)	405	325,704
2.00%, 07/28/26	305	285,657
2.90%, 05/05/27 (Call 02/05/27)	395	373,297
3.10%, 07/30/25	175	170,570
3.38%, 03/22/25 (Call 01/22/25)	260	254,965
3.50%, 03/22/28 (Call 12/22/27)	385	368,338
5.00%, 12/08/33 (Call 09/08/33)	500	500,839
5.90%, 11/15/32	245	260,694

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	$325	$209,672

		5,863,293

Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28 (Call 05/15/28)	360	363,629
6.25%, 06/15/33 (Call 03/15/33)	560	575,631
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	96	77,043
4.20%, 05/15/47 (Call 11/15/46)	174	149,450
4.60%, 06/15/45 (Call 12/15/44)	217	197,555

		1,363,308

Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
2.45%, 10/29/26 (Call 09/29/26)	470	433,670
3.00%, 10/29/28 (Call 08/29/28)	337	302,795
3.30%, 01/30/32 (Call 10/30/31)	852	721,025
3.40%, 10/29/33 (Call 07/29/33)	520	432,572
3.65%, 07/21/27 (Call 04/21/27)	485	456,600
3.88%, 01/23/28 (Call 10/23/27)	510	480,226
4.45%, 10/01/25 (Call 08/01/25)	525	514,934
4.45%, 04/03/26 (Call 02/03/26)	445	435,884
4.63%, 10/15/27 (Call 08/15/27)	350	338,843
5.75%, 06/06/28 (Call 05/06/28)	150	151,196
6.50%, 07/15/25 (Call 06/15/25)	810	817,315
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	205	180,401
3.50%, 08/01/25	65	63,217
Air Lease Corp.
2.88%, 01/15/32 (Call 10/15/31)	205	170,102
3.00%, 02/01/30 (Call 11/01/29)	212	184,284
3.25%, 10/01/29 (Call 07/01/29)	152	135,480
3.63%, 04/01/27 (Call 01/01/27)	230	218,392
3.63%, 12/01/27 (Call 09/01/27)	184	172,265
4.63%, 10/01/28 (Call 07/01/28)	307	296,531
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	154	149,247
Ally Financial Inc.
4.63%, 03/30/25	440	434,399
5.80%, 05/01/25 (Call 04/01/25)	425	424,260
7.10%, 11/15/27 (Call 10/15/27)	25	26,027
8.00%, 11/01/31	569	622,263
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	75	68,573
2.55%, 03/04/27 (Call 02/01/27)	95	88,258
3.13%, 05/20/26 (Call 04/20/26)	850	815,735
3.30%, 05/03/27 (Call 04/03/27)	85	80,582
3.95%, 08/01/25 (Call 07/01/25)	300	294,726
4.05%, 12/03/42	496	426,655
4.20%, 11/06/25 (Call 10/06/25)	376	370,892
4.42%, 08/03/33 (Call 08/03/32), (1-day SOFR + 1.760%)(a)	260	246,316
4.90%, 02/13/26 (Call 01/13/26)	200	199,346
4.99%, 05/01/26 (Call 05/01/25), (1-day SOFR + 1.000%)(a)	295	293,302
4.99%, 05/26/33 (Call 02/26/32), (1-day SOFR + 2.255%)(a)	60	58,361
5.04%, 05/01/34 (Call 05/01/33), (1-day SOFR + 1.835%)(a)	250	245,204
5.10%, 02/16/28 (Call 02/16/27), (1-day SOFR + 1.000%)(a)	40	39,840

Security	Par (000)	Value

Diversified Financial Services (continued)
5.28%, 07/27/29 (Call 07/27/28), (1-day SOFR + 1.280%)(a)	$225	$226,286
5.39%, 07/28/27 (Call 07/28/26), (1-day SOFR + 0.970%)(a)	75	75,207
5.63%, 07/28/34 (Call 07/28/33), (1-day SOFR + 1.930%)(a)	30	30,184
5.85%, 11/05/27 (Call 10/05/27)	95	97,438
6.34%, 10/30/26 (Call 10/30/25), (1-day SOFR + 1.330%)(a)	50	50,760
6.49%, 10/30/31 (Call 10/30/30), (1-day SOFR + 1.940%)(a)	50	53,250
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	400	379,095
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	45	42,692
3.00%, 04/02/25 (Call 03/02/25)	130	126,589
4.50%, 05/13/32 (Call 02/13/32)	50	47,971
5.15%, 05/15/33 (Call 02/15/33)	150	150,195
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	85	60,364
3.63%, 02/15/52 (Call 08/15/51)	65	46,333
3.90%, 01/25/28 (Call 10/25/27)	330	316,440
4.25%, 06/02/26 (Call 03/02/26)	150	147,278
4.35%, 04/15/30 (Call 01/15/30)	172	162,916
4.70%, 09/20/47 (Call 03/20/47)	265	224,859
4.85%, 03/29/29 (Call 12/29/28)	420	413,981
5.97%, 03/04/54 (Call 09/04/53)	50	50,466
6.35%, 01/05/34 (Call 10/05/33)	130	136,620
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50 (Call 10/15/49)	135	93,700
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (1-day SOFR + 0.855%)(a)	20	18,147
2.36%, 07/29/32 (Call 07/29/31), (1-day SOFR + 1.337%)(a)	130	97,959
2.62%, 11/02/32 (Call 11/02/31), (1-day SOFR + 1.265%)(a)	65	51,900
4.99%, 07/24/26 (Call 07/24/25), (1-day SOFR + 2.160%)(a)	50	49,534
5.27%, 05/10/33 (Call 05/10/32), (1-day SOFR + 2.370%)(a)	280	271,563
5.47%, 02/01/29 (Call 02/01/28), (1-day SOFR + 2.080%)(a)	35	34,770
5.82%, 02/01/34 (Call 02/01/33), (1-day SOFR + 2.600%)(a)	150	148,237
6.31%, 06/08/29 (Call 06/08/28), (1-day SOFR + 2.640%)(a)	105	107,535
6.38%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.860%)(a)	100	103,005
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	242	234,189
Charles Schwab Corp. (The)
1.95%, 12/01/31 (Call 09/01/31)	15	11,906
2.90%, 03/03/32 (Call 12/03/31)	380	321,640
3.20%, 03/02/27 (Call 12/02/26)	40	37,959
3.20%, 01/25/28 (Call 10/25/27)	51	47,747
3.25%, 05/22/29 (Call 02/22/29)	105	96,791
4.00%, 02/01/29 (Call 11/01/28)(b)	139	133,289
4.63%, 03/22/30 (Call 12/22/29)(b)	40	39,485
5.85%, 05/19/34 (Call 05/19/33), (1-day SOFR + 2.500%)(a)	100	101,497

46	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
6.14%, 08/24/34 (Call 08/24/33), (1-day SOFR + 2.010%)(a)	$30	$31,118
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	209	166,402
4.10%, 06/15/51 (Call 12/15/50)(b)	134	79,172
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)	240	206,023
5.30%, 09/15/43 (Call 03/15/43)	199	201,422
Credit Suisse USA Inc., 7.13%, 07/15/32	221	246,621
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	371	356,561
4.50%, 01/30/26 (Call 11/30/25)	255	250,568
6.70%, 11/29/32 (Call 08/29/32)	140	146,502
7.96%, 11/02/34 (Call 11/02/33), (1-day SOFR + 3.370%)(a)	185	207,327
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	990	942,287
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	100	77,176
3.00%, 06/15/50 (Call 12/15/49)	340	228,025
3.00%, 09/15/60 (Call 03/15/60)	230	142,484
3.10%, 09/15/27 (Call 06/15/27)	180	169,028
3.75%, 09/21/28 (Call 06/21/28)	119	113,577
4.25%, 09/21/48 (Call 03/21/48)	241	203,971
4.60%, 03/15/33 (Call 12/15/32)	195	186,402
4.95%, 06/15/52 (Call 12/15/51)	255	238,005
5.20%, 06/15/62 (Call 12/15/61)	105	100,907
Invesco Finance PLC
3.75%, 01/15/26	75	72,883
5.38%, 11/30/43	158	152,504
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	770	760,918
Jefferies Financial Group Inc.
4.15%, 01/23/30	172	160,014
6.25%, 01/15/36	112	115,079
6.50%, 01/20/43	65	67,688
Legg Mason Inc.
4.75%, 03/15/26	346	343,568
5.63%, 01/15/44	373	373,709
Mastercard Inc.
2.00%, 11/18/31 (Call 08/18/31)	125	102,545
2.95%, 11/21/26 (Call 08/21/26)	400	381,533
3.30%, 03/26/27 (Call 01/26/27)	502	481,044
3.35%, 03/26/30 (Call 12/26/29)	464	428,437
3.50%, 02/26/28 (Call 11/26/27)	440	422,396
3.65%, 06/01/49 (Call 12/01/48)	105	83,485
3.80%, 11/21/46 (Call 05/21/46)	130	107,339
3.85%, 03/26/50 (Call 09/26/49)	338	279,063
3.95%, 02/26/48 (Call 08/26/47)	62	52,398
4.85%, 03/09/33 (Call 12/09/32)	85	84,887
4.88%, 03/09/28 (Call 02/09/28)	160	161,793
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	215	171,221
3.25%, 04/28/50 (Call 10/28/49)	120	81,596
3.85%, 06/30/26 (Call 03/30/26)	342	331,908
3.95%, 03/07/52 (Call 09/07/51)	174	132,193
5.35%, 06/28/28 (Call 05/28/28)	410	414,105
5.55%, 02/15/34 (Call 11/15/33)	385	387,510
5.65%, 06/28/25	35	35,113
6.10%, 06/28/63 (Call 12/28/62)	25	25,945

Security	Par (000)	Value

Diversified Financial Services (continued)
Nomura Holdings Inc.
2.17%, 07/14/28	$195	$169,975
2.33%, 01/22/27	155	142,039
2.61%, 07/14/31	465	382,038
2.68%, 07/16/30	265	223,989
2.71%, 01/22/29	270	237,927
3.00%, 01/22/32	450	374,851
3.10%, 01/16/30	390	342,383
5.39%, 07/06/27	255	254,414
6.07%, 07/12/28	210	214,989
6.09%, 07/12/33	225	234,508
ORIX Corp., 5.20%, 09/13/32	335	338,534
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)	20	19,423
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	60	44,440
4.65%, 04/01/30 (Call 01/01/30)	89	87,944
4.95%, 07/15/46	185	169,944
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	265	207,829
3.70%, 08/04/26 (Call 05/04/26)	485	457,683
3.95%, 12/01/27 (Call 09/01/27)	641	593,711
4.50%, 07/23/25 (Call 04/23/25)	902	881,568
4.88%, 06/13/25 (Call 05/13/25)	155	152,518
5.15%, 03/19/29 (Call 12/19/28)	502	478,881
Visa Inc.
1.90%, 04/15/27 (Call 02/15/27)	15	13,811
2.00%, 08/15/50 (Call 02/15/50)	25	14,534
2.05%, 04/15/30 (Call 01/15/30)	185	158,675
2.70%, 04/15/40 (Call 10/15/39)	100	73,999
2.75%, 09/15/27 (Call 06/15/27)	40	37,463
3.15%, 12/14/25 (Call 09/14/25)	45	43,646
3.65%, 09/15/47 (Call 03/15/47)	361	287,294
4.15%, 12/14/35 (Call 06/14/35)	274	256,839
4.30%, 12/14/45 (Call 06/14/45)	771	687,199
Voya Financial Inc.
3.65%, 06/15/26	180	173,059
4.70%, 01/23/48 (Call 01/23/28), (3-mo. LIBOR US + 2.084%)(a)	155	130,298
5.70%, 07/15/43	116	112,396
Western Union Co. (The), 6.20%, 11/17/36	232	233,681

		34,966,429

Electric — 2.0%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	870	599,343
4.70%, 05/15/32 (Call 02/15/32)	315	300,146
5.25%, 05/15/52 (Call 11/15/51)	350	327,905
5.40%, 06/01/33 (Call 03/01/33)	50	49,900
Series G, 4.15%, 05/01/49 (Call 11/01/48)	135	105,867
Series H, 3.45%, 01/15/50 (Call 07/15/49)	240	167,387
Avangrid Inc.
3.20%, 04/15/25 (Call 03/15/25)	3,112	3,027,165
3.80%, 06/01/29 (Call 03/01/29)	2,427	2,261,244
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	350	267,190
4.35%, 06/01/48 (Call 12/01/47)	329	270,983
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)	62	40,009
3.20%, 09/15/49 (Call 03/15/49)	237	162,438
3.50%, 08/15/46 (Call 02/15/46)	220	162,067
3.75%, 08/15/47 (Call 02/15/47)	126	95,864

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.25%, 09/15/48 (Call 03/15/48)	$135	$112,599
5.40%, 06/01/53 (Call 12/01/52)	65	63,660
6.35%, 10/01/36	115	122,841
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	120	93,479
3.60%, 03/01/52 (Call 09/01/51)	70	52,585
3.95%, 03/01/48 (Call 09/01/47)	144	116,259
4.50%, 04/01/44 (Call 10/01/43)	137	120,964
4.95%, 04/01/33 (Call 01/01/33)	30	29,545
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	239	201,500
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	107	70,333
Series K2, 6.95%, 03/15/33(b)	45	50,759
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	160	159,605
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	399	339,292
3.00%, 03/01/50 (Call 09/01/49)	265	174,602
3.65%, 06/15/46 (Call 12/15/45)	326	248,430
3.70%, 08/15/28 (Call 05/15/28)	470	447,609
3.70%, 03/01/45 (Call 09/01/44)	103	80,246
3.80%, 10/01/42 (Call 04/01/42)	10	8,012
4.00%, 03/01/48 (Call 09/01/47)	194	155,015
4.00%, 03/01/49 (Call 09/01/48)	252	199,961
4.35%, 11/15/45 (Call 05/15/45)	71	60,387
4.70%, 01/15/44 (Call 07/15/43)	25	22,428
4.90%, 02/01/33 (Call 11/01/32)	30	29,468
5.90%, 03/15/36	225	235,309
6.45%, 01/15/38	114	123,718
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	115	107,703
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	185	141,241
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	234	160,333
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	560	343,981
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	520	421,834
4.30%, 04/15/44 (Call 10/15/43)	255	217,171
4.90%, 07/01/33 (Call 04/01/33)	75	73,252
5.25%, 01/15/53 (Call 07/15/52)	200	193,719
Series A, 2.05%, 07/01/31 (Call 04/01/31)	877	712,632
Series A, 3.20%, 03/15/27 (Call 12/15/26)	660	627,069
Series A, 4.15%, 06/01/45 (Call 12/01/44)	205	172,954
Connecticut Light and Power Co. (The), 4.65%, 01/01/29 (Call 12/01/28)	75	73,734
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	160	113,882
3.80%, 05/15/28 (Call 02/15/28)	139	132,742
3.85%, 06/15/46 (Call 12/15/45)	109	85,566
3.95%, 03/01/43 (Call 09/01/42)	139	113,795
4.45%, 03/15/44 (Call 09/15/43)	170	147,266
4.50%, 12/01/45 (Call 06/01/45)	155	134,068
4.50%, 05/15/58 (Call 11/15/57)	175	146,882
4.63%, 12/01/54 (Call 06/01/54)	49	42,080
5.70%, 06/15/40	132	132,769
Series 05-A, 5.30%, 03/01/35	182	180,787
Series 06-A, 5.85%, 03/15/36	69	70,958
Series 06-B, 6.20%, 06/15/36	85	90,237
Series 08-B, 6.75%, 04/01/38	145	161,607
Series 09-C, 5.50%, 12/01/39	115	114,560
Series 12-A, 4.20%, 03/15/42	122	101,666
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	166	128,514
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	295	269,694
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	187	149,719

Security	Par (000)	Value

Electric (continued)
Series A, 4.13%, 05/15/49 (Call 11/15/48)	$210	$168,738
Series C, 3.00%, 12/01/60 (Call 06/01/60)	70	42,461
Series C, 4.00%, 11/15/57 (Call 05/15/57)	109	84,334
Series C, 4.30%, 12/01/56 (Call 06/01/56)	106	86,625
Series D, 4.00%, 12/01/28 (Call 09/01/28)(b)	279	269,064
Series E, 4.65%, 12/01/48 (Call 06/01/48)	160	139,619
Constellation Energy Generation LLC
5.75%, 10/01/41 (Call 04/01/41)	10	9,799
6.25%, 10/01/39	67	69,119
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	1,320	732,440
2.65%, 08/15/52 (Call 02/15/52)	755	468,394
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	80	64,172
Edison International
4.13%, 03/15/28 (Call 12/15/27)	205	195,574
5.25%, 11/15/28 (Call 10/15/28)	60	59,685
5.75%, 06/15/27 (Call 04/15/27)	140	141,325
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	60	50,933
6.00%, 05/15/35	127	127,360
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	1,305	1,253,610
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	413	259,103
4.20%, 09/01/48 (Call 03/01/48)	277	224,712
4.20%, 04/01/50 (Call 10/01/49)	410	332,530
4.95%, 01/15/45 (Call 01/15/25)	660	602,783
Eversource Energy
3.38%, 03/01/32 (Call 12/01/31)	710	609,470
3.45%, 01/15/50 (Call 07/15/49)	410	279,207
4.60%, 07/01/27 (Call 06/01/27)	120	117,346
4.75%, 05/15/26	70	69,111
5.00%, 01/01/27	75	74,487
5.13%, 05/15/33 (Call 02/15/33)	100	96,603
5.45%, 03/01/28 (Call 02/01/28)	155	155,848
5.50%, 01/01/34 (Call 10/01/33)	200	197,933
5.95%, 02/01/29 (Call 01/01/29)	175	179,229
Series M, 3.30%, 01/15/28 (Call 10/15/27)	805	749,745
Series O, 4.25%, 04/01/29 (Call 01/01/29)	605	576,343
Series R, 1.65%, 08/15/30 (Call 05/15/30)	1,255	998,607
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	2,080	2,002,677
4.05%, 04/15/30 (Call 01/15/30)	1,660	1,556,972
4.10%, 03/15/52 (Call 09/15/51)	475	368,433
4.45%, 04/15/46 (Call 10/15/45)	291	243,576
4.70%, 04/15/50 (Call 10/15/49)	375	323,854
4.95%, 06/15/35 (Call 12/15/34)	457	426,957
5.10%, 06/15/45 (Call 12/15/44)	235	213,813
5.15%, 03/15/28 (Call 02/15/28)	70	69,850
5.30%, 03/15/33 (Call 12/15/32)	105	103,986
5.45%, 03/15/34 (Call 12/15/33)	35	34,847
5.60%, 03/15/53 (Call 09/15/52)	185	180,391
5.63%, 06/15/35	345	342,554
Florida Power & Light Co.
3.15%, 10/01/49 (Call 04/01/49)	331	228,220
3.70%, 12/01/47 (Call 06/01/47)	128	99,498
3.95%, 03/01/48 (Call 09/01/47)	304	246,052
3.99%, 03/01/49 (Call 09/01/48)	253	204,688
4.05%, 06/01/42 (Call 12/01/41)	117	99,133
4.05%, 10/01/44 (Call 04/01/44)	195	164,157

48	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.13%, 02/01/42 (Call 08/01/41)	$220	$188,619
4.13%, 06/01/48 (Call 12/01/47)	175	145,341
4.40%, 05/15/28 (Call 03/15/28)	80	78,599
4.45%, 05/15/26 (Call 04/15/26)	55	54,435
4.63%, 05/15/30 (Call 03/15/30)	85	83,650
4.80%, 05/15/33 (Call 02/15/33)	55	53,786
4.95%, 06/01/35	120	118,051
5.25%, 02/01/41 (Call 08/01/40)	245	241,680
5.63%, 04/01/34	445	465,166
5.65%, 02/01/37	117	120,785
5.69%, 03/01/40	235	240,777
5.95%, 02/01/38	180	191,417
5.96%, 04/01/39	55	58,975
Iberdrola International BV
5.81%, 03/15/25	1,165	1,165,025
6.75%, 07/15/36	934	1,045,791
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	725	692,432
3.35%, 11/15/27 (Call 08/15/27)	564	529,030
5.30%, 07/01/43 (Call 01/01/43)	384	359,414
National Grid PLC
5.42%, 01/11/34 (Call 10/11/33)	560	546,080
5.60%, 06/12/28 (Call 05/12/28)	525	531,612
5.81%, 06/12/33 (Call 03/12/33)	1,710	1,727,994
National Grid USA, 5.80%, 04/01/35	970	956,434
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (Call 12/15/29)	184	158,395
4.02%, 11/01/32 (Call 05/01/32)	55	50,599
4.30%, 03/15/49 (Call 09/15/48)	87	72,266
4.40%, 11/01/48 (Call 05/01/48)	100	84,278
Series C, 8.00%, 03/01/32	120	138,964
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	1,504	1,265,652
2.75%, 11/01/29 (Call 08/01/29)	1,112	980,079
3.50%, 04/01/29 (Call 01/01/29)	445	411,512
3.55%, 05/01/27 (Call 02/01/27)	1,409	1,340,519
3.80%, 03/15/82 (Call 03/15/27), (5-year CMT + 2.547%)(a)	55	48,995
4.63%, 07/15/27 (Call 06/15/27)	465	457,502
4.80%, 12/01/77 (Call 12/01/27), (3-mo. LIBOR US + 2.409%)(a)	240	217,324
4.90%, 02/28/28 (Call 01/28/28)	145	143,797
4.90%, 03/15/29 (Call 02/15/29)	75	74,069
4.95%, 01/29/26	75	74,450
5.00%, 02/28/30 (Call 12/28/29)	150	148,712
5.00%, 07/15/32 (Call 04/15/32)	215	209,543
5.05%, 02/28/33 (Call 11/28/32)	150	146,241
5.25%, 03/15/34 (Call 12/15/33)	75	73,614
5.25%, 02/28/53 (Call 08/28/52)	60	55,712
5.55%, 03/15/54 (Call 09/15/53)	225	218,184
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	394	315,063
3.10%, 06/01/51 (Call 12/01/50)	205	138,399
3.20%, 05/15/27 (Call 02/15/27)	755	719,257
3.25%, 05/15/29 (Call 02/15/29)	40	37,180
3.95%, 04/01/30 (Call 01/01/30)	510	478,111
4.40%, 03/01/44 (Call 09/01/43)	404	348,039
5.50%, 03/15/40	265	264,102
Ohio Edison Co., 6.88%, 07/15/36	150	165,679
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	260	202,905

Security	Par (000)	Value

Electric (continued)
4.15%, 04/01/48 (Call 10/01/47)	$215	$172,141
5.00%, 06/01/33 (Call 03/01/33)	30	29,424
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	360	287,070
Series R, 2.90%, 10/01/51 (Call 04/01/51)	510	324,720
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	400	248,407
3.10%, 09/15/49 (Call 03/15/49)	165	113,119
3.75%, 04/01/45 (Call 10/01/44)	214	169,718
3.80%, 09/30/47 (Call 03/30/47)	78	60,173
3.80%, 06/01/49 (Call 12/01/48)	165	129,439
4.10%, 11/15/48 (Call 05/15/48)	165	135,212
4.55%, 12/01/41 (Call 06/01/41)	40	36,270
4.60%, 06/01/52 (Call 12/01/51)	105	92,334
5.25%, 09/30/40	100	99,241
5.30%, 06/01/42 (Call 12/01/41)	95	95,932
5.65%, 11/15/33 (Call 08/15/33)	35	36,088
7.00%, 05/01/32	76	84,660
7.25%, 01/15/33	77	87,618
7.50%, 09/01/38	70	83,532
Pacific Gas and Electric Co.
3.50%, 08/01/50 (Call 02/01/50)	300	201,820
3.95%, 12/01/47 (Call 06/01/47)	130	94,403
4.20%, 06/01/41 (Call 12/01/40)	185	145,352
4.25%, 03/15/46 (Call 09/15/45)	40	30,602
4.30%, 03/15/45 (Call 09/15/44)	145	113,130
4.45%, 04/15/42 (Call 10/15/41)	95	76,429
4.50%, 07/01/40 (Call 01/01/40)	185	155,423
4.55%, 07/01/30 (Call 01/01/30)	110	103,458
4.60%, 06/15/43 (Call 12/15/42)	50	40,983
4.75%, 02/15/44 (Call 08/15/43)	30	25,010
4.95%, 07/01/50 (Call 01/01/50)	695	590,253
5.25%, 03/01/52 (Call 09/01/51)	250	221,336
5.90%, 06/15/32 (Call 03/15/32)	230	231,157
6.70%, 04/01/53 (Call 10/01/52)	110	117,962
6.75%, 01/15/53 (Call 07/15/52)	310	332,259
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	124	79,889
2.85%, 09/15/51 (Call 03/15/51)	135	85,992
3.00%, 09/15/49 (Call 03/15/49)	205	137,761
3.70%, 09/15/47 (Call 03/15/47)	431	334,920
3.90%, 03/01/48 (Call 09/01/47)	194	156,065
4.15%, 10/01/44 (Call 04/01/44)	282	235,586
4.38%, 08/15/52 (Call 02/15/52)	100	85,262
4.60%, 05/15/52 (Call 11/15/51)	100	89,041
4.90%, 06/15/33 (Call 03/15/33)	120	118,798
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	310	260,517
5.20%, 03/15/34 (Call 12/15/33)	25	24,855
5.50%, 03/15/54 (Call 09/15/53)	50	49,771
6.50%, 11/15/37	35	38,631
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	185	126,202
3.95%, 06/01/47 (Call 12/01/46)	64	51,658
4.15%, 10/01/45 (Call 04/01/45)	15	12,471
4.15%, 06/15/48 (Call 12/15/47)	200	167,604
5.00%, 05/15/33 (Call 02/15/33)	125	124,287
5.25%, 05/15/53 (Call 11/15/52)	785	762,046
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	480	362,942
5.15%, 01/15/53 (Call 07/15/52)	275	263,783
5.35%, 10/01/33 (Call 07/01/33)	50	50,522

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series V, 2.20%, 06/15/31 (Call 03/15/31)	$160	$131,775
Public Service Electric & Gas Co.
2.70%, 05/01/50 (Call 11/01/49)	72	46,374
3.15%, 01/01/50 (Call 07/01/49)	180	125,086
3.20%, 05/15/29 (Call 02/15/29)	345	318,173
3.20%, 08/01/49 (Call 02/01/49)	265	186,965
3.60%, 12/01/47 (Call 06/01/47)	260	198,173
3.65%, 09/01/28 (Call 06/01/28)(b)	335	318,957
3.65%, 09/01/42 (Call 03/01/42)	105	82,667
3.70%, 05/01/28 (Call 02/01/28)	362	346,021
3.80%, 01/01/43 (Call 07/01/42)	65	52,795
3.80%, 03/01/46 (Call 09/01/45)	415	327,540
3.85%, 05/01/49 (Call 11/01/48)	175	139,429
3.95%, 05/01/42 (Call 11/01/41)	25	20,974
4.05%, 05/01/48 (Call 11/01/47)	75	62,326
4.65%, 03/15/33 (Call 12/15/32)	70	67,695
4.90%, 12/15/32 (Call 09/15/32)	100	98,634
5.13%, 03/15/53 (Call 09/15/52)(b)	370	358,277
5.20%, 03/01/34 (Call 12/01/33)	50	50,062
5.45%, 03/01/54 (Call 09/01/53)	75	75,225
5.50%, 03/01/40	70	69,986
5.80%, 05/01/37	150	154,378
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)	1,677	1,347,090
2.45%, 11/15/31 (Call 08/15/31)	1,020	829,545
6.13%, 10/15/33 (Call 07/15/33)	260	271,335
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	200	164,611
4.50%, 08/15/40	92	81,643
4.95%, 08/15/28 (Call 07/15/28)	200	199,945
6.00%, 06/01/39	55	56,919
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	159	122,262
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	284	229,073
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	157	108,978
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	650	528,936
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	90	59,691
Sempra
3.25%, 06/15/27 (Call 03/15/27)	312	293,421
3.40%, 02/01/28 (Call 11/01/27)	303	285,132
3.80%, 02/01/38 (Call 08/01/37)	399	327,286
4.00%, 02/01/48 (Call 08/01/47)	369	286,490
4.13%, 04/01/52 (Call 01/01/27), (5-year CMT + 2.868%)(a)	350	321,369
5.50%, 08/01/33 (Call 05/01/33)	100	99,418
6.00%, 10/15/39	214	216,002
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	105	88,620
2.85%, 08/01/29 (Call 05/01/29)	167	149,540
3.45%, 02/01/52 (Call 08/01/51)	40	27,859
3.65%, 02/01/50 (Call 08/01/49)	303	221,647
4.00%, 04/01/47 (Call 10/01/46)	287	223,230
4.05%, 03/15/42 (Call 09/15/41)	159	130,653
4.50%, 09/01/40 (Call 03/01/40)	30	26,214
4.65%, 10/01/43 (Call 04/01/43)	121	105,903
4.90%, 06/01/26 (Call 05/01/26)	65	64,553
5.15%, 06/01/29 (Call 05/01/29)	50	50,035
5.35%, 03/01/26	50	50,032
5.50%, 03/15/40	99	97,796
5.63%, 02/01/36	137	136,946
5.75%, 04/15/54 (Call 10/15/53)	75	74,544
5.88%, 12/01/53 (Call 06/01/53)	100	101,615

Security	Par (000)	Value

Electric (continued)
6.00%, 01/15/34	$255	$265,738
6.05%, 03/15/39	126	129,777
6.65%, 04/01/29	180	188,904
Series 04-G, 5.75%, 04/01/35	55	55,632
Series 05-E, 5.35%, 07/15/35	75	74,598
Series 06-E, 5.55%, 01/15/37	15	14,927
Series 08-A, 5.95%, 02/01/38	82	84,024
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	130	102,767
Series B, 4.88%, 03/01/49 (Call 09/01/48)	129	114,493
Series C, 3.60%, 02/01/45 (Call 08/01/44)	294	217,634
Series C, 4.13%, 03/01/48 (Call 09/01/47)	316	252,111
Toledo Edison Co. (The), 6.15%, 05/15/37	15	15,791

		72,258,250

Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	225	184,400
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	104	66,378
2.80%, 12/21/51 (Call 06/21/51)	15	9,651
5.25%, 11/15/39	50	50,489

		310,918

Electronics — 0.3%
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	665	607,251
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27 (Call 07/01/27)	215	203,373
5.41%, 07/01/32 (Call 04/01/32)	245	244,762
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	81	78,735
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	170	140,320
4.63%, 04/15/26 (Call 01/15/26)	637	623,414
5.50%, 06/01/32 (Call 03/01/32)	95	91,223
6.25%, 03/15/28 (Call 02/15/28)	95	96,627
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	295	291,624
4.88%, 06/15/29 (Call 03/15/29)	745	724,662
4.88%, 05/12/30 (Call 02/12/30)	600	578,077
6.00%, 01/15/28 (Call 12/15/27)	100	101,646
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	463	441,934
4.30%, 06/15/46 (Call 12/15/45)	60	49,505
Honeywell International Inc.
1.95%, 06/01/30 (Call 03/01/30)	675	570,403
2.50%, 11/01/26 (Call 08/01/26)	861	811,404
2.70%, 08/15/29 (Call 05/15/29)	95	85,470
3.81%, 11/21/47 (Call 05/21/47)	242	195,002
4.25%, 01/15/29 (Call 12/15/28)	80	78,251
4.50%, 01/15/34 (Call 10/15/33)	80	76,969
4.88%, 09/01/29 (Call 08/01/29)	50	50,042
4.95%, 02/15/28 (Call 01/15/28)	95	96,002
4.95%, 09/01/31 (Call 07/01/31)	50	49,912
5.00%, 02/15/33 (Call 11/15/32)	100	100,192
5.00%, 03/01/35 (Call 12/01/34)	100	99,763
5.25%, 03/01/54 (Call 09/01/53)	100	99,702
5.35%, 03/01/64 (Call 09/01/63)	100	99,803
5.38%, 03/01/41	45	46,220
5.70%, 03/15/36	215	227,015
5.70%, 03/15/37	107	112,166
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	96	90,076
3.35%, 03/01/26 (Call 12/01/25)	95	91,652

50	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
3.50%, 02/15/28 (Call 11/15/27)	$65	$61,401
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	127	120,105
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	733	651,865
4.60%, 04/06/27 (Call 01/06/27)	783	770,471
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	599	593,612
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	305	288,296
3.70%, 02/15/26 (Call 11/15/25)	130	126,545
4.50%, 02/13/26	50	49,403
7.13%, 10/01/37	125	143,488
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)	355	310,779
2.95%, 04/01/31 (Call 01/01/31)	120	98,783

		10,467,945

Entertainment — 0.1%
Warnermedia Holdings Inc.
4.28%, 03/15/32 (Call 12/15/31)	165	145,619
5.05%, 03/15/42 (Call 09/15/41)	140	117,503
5.14%, 03/15/52 (Call 09/15/51)	925	751,096
5.39%, 03/15/62 (Call 09/15/61)	735	591,610

		1,605,828

Environmental Control — 0.0%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	75	51,930
5.70%, 05/15/41 (Call 11/15/40)	10	10,374
6.20%, 03/01/40	38	41,401
Veralto Corp., 5.45%, 09/18/33 (Call 06/18/33)(e)	675	678,047
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)	20	13,233
3.05%, 04/01/50 (Call 10/01/49)	72	48,616
Waste Management Inc.
4.10%, 03/01/45 (Call 09/01/44)	5	4,291
4.15%, 07/15/49 (Call 01/15/49)	97	81,965
4.63%, 02/15/30 (Call 12/15/29)	100	98,347
4.63%, 02/15/33 (Call 11/15/32)	55	53,060
4.88%, 02/15/34 (Call 11/15/33)	85	83,181

		1,164,445

Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	135	146,446
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	428	363,413
3.13%, 04/24/50 (Call 10/24/49)	61	39,775
3.30%, 03/19/25 (Call 12/19/24)	345	336,365
3.95%, 03/15/25 (Call 01/15/25)	760	747,818
4.15%, 03/15/28 (Call 12/15/27)	608	586,463
4.80%, 03/15/48 (Call 09/15/47)	291	255,230
Conagra Brands Inc.
4.60%, 11/01/25 (Call 09/01/25)	452	445,300
4.85%, 11/01/28 (Call 08/01/28)	399	392,090
5.30%, 10/01/26	100	100,015
5.30%, 11/01/38 (Call 05/01/38)	225	212,461
5.40%, 11/01/48 (Call 05/01/48)	201	185,500
7.00%, 10/01/28	55	58,756
8.25%, 09/15/30	345	396,159
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	715	585,981
2.88%, 04/15/30 (Call 01/15/30)	456	402,621
3.00%, 02/01/51 (Call 08/01/50)	150	96,684
3.20%, 02/10/27 (Call 11/10/26)	488	463,851

Security	Par (000)	Value

Food (continued)
4.00%, 04/17/25 (Call 02/17/25)	$1,063	$1,046,128
4.15%, 02/15/43 (Call 08/15/42)	150	125,414
4.20%, 04/17/28 (Call 01/17/28)	813	788,303
4.70%, 01/30/27 (Call 12/20/26)	125	123,742
4.70%, 04/17/48 (Call 10/17/47)	70	63,129
4.95%, 03/29/33 (Call 12/29/32)	150	147,238
5.24%, 11/18/25 (Call 03/18/24)	105	104,872
5.40%, 06/15/40	165	162,186
5.50%, 10/17/28 (Call 09/17/28)	245	248,992
Hershey Co. (The)
3.13%, 11/15/49 (Call 05/15/49)	35	25,073
3.38%, 08/15/46 (Call 02/15/46)	100	75,216
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	55	36,908
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	160	140,595
3.20%, 10/01/26 (Call 07/01/26)	500	476,799
3.90%, 06/01/50 (Call 12/01/49)	184	134,775
J M Smucker Co. (The), 6.50%, 11/15/43 (Call 05/15/43)	30	32,049
JM Smucker Co. (The)
3.55%, 03/15/50 (Call 09/15/49)	78	54,630
4.25%, 03/15/35	267	239,094
4.38%, 03/15/45	40	33,426
Kellanova
2.10%, 06/01/30 (Call 03/01/30)	835	702,668
3.25%, 04/01/26	1,427	1,371,665
3.40%, 11/15/27 (Call 08/15/27)	768	723,078
4.30%, 05/15/28 (Call 02/15/28)	609	591,405
4.50%, 04/01/46	259	222,606
5.25%, 03/01/33 (Call 12/01/32)	260	258,081
Series B, 7.45%, 04/01/31	889	994,604
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	166	164,656
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	185	153,461
4.88%, 10/01/49 (Call 04/01/49)	305	272,173
5.20%, 07/15/45 (Call 01/15/45)	440	410,723
5.50%, 06/01/50 (Call 12/01/49)	350	340,638
6.50%, 02/09/40	110	118,654
6.88%, 01/26/39	255	285,583
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	539	506,449
3.50%, 02/01/26 (Call 11/01/25)	425	411,924
3.70%, 08/01/27 (Call 05/01/27)	299	286,799
3.88%, 10/15/46 (Call 04/15/46)	118	89,545
3.95%, 01/15/50 (Call 07/15/49)	80	62,664
4.45%, 02/01/47 (Call 08/01/46)	205	172,902
4.50%, 01/15/29 (Call 10/15/28)	340	332,325
4.65%, 01/15/48 (Call 07/15/47)	125	108,899
5.00%, 04/15/42 (Call 10/15/41)	70	64,926
5.15%, 08/01/43 (Call 02/01/43)	180	167,258
5.40%, 07/15/40 (Call 01/15/40)	62	59,962
5.40%, 01/15/49 (Call 07/15/48)	153	149,207
6.90%, 04/15/38	57	63,631
7.50%, 04/01/31	200	225,618
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)	255	204,995
3.40%, 08/15/27 (Call 05/15/27)	520	491,865
4.20%, 08/15/47 (Call 02/15/47)(b)	229	189,490
4.95%, 04/15/33 (Call 01/15/33)(b)	50	48,800

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Mondelez International Inc., 2.63%, 09/04/50 (Call 03/04/50)	$85	$53,097
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	125	107,607
3.25%, 07/15/27 (Call 04/15/27)	79	74,451
3.30%, 07/15/26 (Call 04/15/26)	185	177,617
3.30%, 02/15/50 (Call 08/15/49)	118	83,572
4.45%, 03/15/48 (Call 09/15/47)	112	94,720
4.50%, 04/01/46 (Call 10/01/45)	99	84,715
4.85%, 10/01/45 (Call 04/01/45)	50	45,255
5.38%, 09/21/35	57	57,495
5.95%, 04/01/30 (Call 01/01/30)	155	161,118
6.60%, 04/01/40 (Call 10/01/39)	80	87,722
6.60%, 04/01/50 (Call 10/01/49)	155	175,023
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	35	28,339
5.10%, 09/28/48 (Call 03/28/48)	214	188,715
5.15%, 08/15/44 (Call 02/15/44)	157	141,388

		21,681,585

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	127	119,094
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(b)	155	131,272
4.40%, 08/15/47 (Call 02/15/47)(b)	251	208,602
4.80%, 06/15/44 (Call 12/15/43)	106	94,381
5.00%, 09/15/35 (Call 03/15/35)	225	218,114
5.15%, 05/15/46 (Call 11/15/45)	25	23,199
6.00%, 11/15/41 (Call 05/15/41)	215	221,453
7.30%, 11/15/39	10	11,605
Suzano Austria GmbH
5.00%, 01/15/30 (Call 10/15/29)	255	242,655
6.00%, 01/15/29 (Call 10/15/28)	150	150,026

		1,420,401

Gas — 0.1%
Atmos Energy Corp.
2.85%, 02/15/52 (Call 08/15/51)	115	73,699
3.38%, 09/15/49 (Call 03/15/49)	167	120,757
4.13%, 10/15/44 (Call 04/15/44)	134	113,854
4.13%, 03/15/49 (Call 09/15/48)	130	107,031
4.15%, 01/15/43 (Call 07/15/42)	20	17,038
4.30%, 10/01/48 (Call 04/01/48)	115	98,785
5.50%, 06/15/41 (Call 12/15/40)	15	15,138
5.75%, 10/15/52 (Call 04/15/52)	20	20,936
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	147	122,620
3.95%, 09/15/27 (Call 06/15/27)	50	47,420
4.75%, 09/01/28 (Call 06/01/28)	145	140,113
5.50%, 10/01/26	60	59,823
ONE Gas Inc.
4.25%, 09/01/32 (Call 06/01/32)	150	142,029
4.50%, 11/01/48 (Call 05/01/48)	265	227,571
4.66%, 02/01/44 (Call 08/01/43)	115	102,413
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	290	192,714
5.05%, 05/15/52 (Call 11/15/51)	287	258,612
5.40%, 06/15/33 (Call 03/15/33)	80	80,237
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	160	126,141
5.13%, 11/15/40	100	95,559

Security	Par (000)	Value

Gas (continued)
5.20%, 06/01/33 (Call 03/01/33)	$100	$99,311
5.75%, 06/01/53 (Call 12/01/52)	100	100,954
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	155	125,385
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	145	118,852
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	257	198,040
Southwest Gas Corp.
3.70%, 04/01/28 (Call 01/01/28)	65	61,373
3.80%, 09/29/46 (Call 03/29/46)	135	98,702
4.15%, 06/01/49 (Call 12/01/48)	191	146,021
5.45%, 03/23/28 (Call 02/23/28)	35	35,292
5.80%, 12/01/27 (Call 11/01/27)	100	101,782
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	144	106,124
Series K, 3.80%, 09/15/46 (Call 03/15/46)	115	84,841

		3,439,167

Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	21	20,421
Regal Rexnord Corp.
6.30%, 02/15/30 (Call 12/15/29)(e)	35	35,612
6.40%, 04/15/33 (Call 01/15/33)(e)	75	76,971
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	72	50,538
3.25%, 03/01/27 (Call 12/01/26)	60	57,445
4.10%, 03/01/48 (Call 09/01/47)	57	47,572
Stanley Black & Decker Inc.
4.00%, 03/15/60 (Call 03/15/25), (5-year CMT + 2.657%)(a)	427	380,108
4.25%, 11/15/28 (Call 08/15/28)	175	168,852
4.85%, 11/15/48 (Call 05/15/48)	50	43,265

		880,784

Health Care - Products — 0.2%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	55	53,851
4.75%, 04/15/43 (Call 10/15/42)	167	159,872
4.90%, 11/30/46 (Call 05/30/46)	415	400,045
5.30%, 05/27/40	25	25,520
6.00%, 04/01/39	190	210,822
6.15%, 11/30/37	205	227,170
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)	477	426,779
3.05%, 09/22/26 (Call 06/22/26)	320	304,291
Baxter International Inc.
2.54%, 02/01/32 (Call 11/01/31)(b)	135	110,629
3.13%, 12/01/51 (Call 06/01/51)	312	202,910
3.50%, 08/15/46 (Call 02/15/46)	153	108,264
Boston Scientific Corp.
4.70%, 03/01/49 (Call 09/01/48)	74	67,752
6.50%, 11/15/35	2	2,207
7.38%, 01/15/40	115	135,073
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	405	254,987
2.80%, 12/10/51 (Call 06/10/51)	560	362,880
4.38%, 09/15/45 (Call 03/15/45)	126	111,641
Dentsply Sirona Inc., 3.25%, 06/01/30 (Call 03/01/30)	325	283,252
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	220	174,784
3.40%, 11/15/49 (Call 05/15/49)	477	355,372
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	1,049	1,018,043

52	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
GE HealthCare Technologies Inc., 6.38%, 11/22/52 (Call 05/22/52)	$5	$5,541
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)	75	70,485
3.63%, 03/15/32 (Call 12/15/31)	317	276,960
Medtronic Inc., 4.63%, 03/15/45	203	187,950
Revvity Inc.
2.25%, 09/15/31 (Call 06/15/31)	70	56,895
3.30%, 09/15/29 (Call 06/15/29)	258	232,262
3.63%, 03/15/51 (Call 09/15/50)	105	73,063
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	135	110,721
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	355	301,897
3.75%, 03/15/51 (Call 09/15/50)	410	302,908
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	145	98,588
4.10%, 04/01/43 (Call 10/01/42)	5	4,226
4.38%, 05/15/44 (Call 11/15/43)	114	100,346
4.63%, 03/15/46 (Call 09/15/45)	114	103,275
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	78	65,296
4.98%, 08/10/30 (Call 06/10/30)	65	65,009
5.09%, 08/10/33 (Call 05/10/33)	80	80,364
5.30%, 02/01/44 (Call 08/01/43)	178	178,039
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	535	447,509
4.45%, 08/15/45 (Call 02/15/45)	139	123,174
5.35%, 12/01/28 (Call 11/01/28)	125	126,291
5.75%, 11/30/39	75	74,570

		8,081,513

Health Care - Services — 0.7%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	160	118,914
4.13%, 11/15/42 (Call 05/15/42)	185	147,799
4.50%, 05/15/42 (Call 11/15/41)	100	84,968
4.75%, 03/15/44 (Call 09/15/43)	124	107,037
6.63%, 06/15/36	181	197,090
6.75%, 12/15/37	149	162,804
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)	460	376,862
2.63%, 08/01/31 (Call 05/01/31)	580	474,661
3.00%, 10/15/30 (Call 07/15/30)	95	81,136
3.38%, 02/15/30 (Call 02/15/25)	905	798,435
4.63%, 12/15/29 (Call 12/15/24)	25	23,674
Elevance Health Inc.
2.55%, 03/15/31 (Call 12/15/30)	160	135,614
2.88%, 09/15/29 (Call 06/15/29)	166	148,854
3.13%, 05/15/50 (Call 11/15/49)	103	70,302
3.60%, 03/15/51 (Call 09/15/50)	210	156,331
3.65%, 12/01/27 (Call 09/01/27)	85	81,282
3.70%, 09/15/49 (Call 03/15/49)	195	147,695
4.10%, 03/01/28 (Call 12/01/27)	235	227,294
4.10%, 05/15/32 (Call 02/15/32)	220	202,770
4.38%, 12/01/47 (Call 06/01/47)	246	208,894
4.55%, 03/01/48 (Call 09/01/47)	327	284,771
4.55%, 05/15/52 (Call 11/15/51)	175	151,775
4.63%, 05/15/42	197	177,254
4.65%, 01/15/43	295	266,216
4.65%, 08/15/44 (Call 02/15/44)	87	77,325
4.75%, 02/15/33 (Call 11/15/32)	200	193,169

Security	Par (000)	Value

Health Care - Services (continued)
5.10%, 01/15/44	$166	$156,065
5.13%, 02/15/53 (Call 08/15/52)	170	160,917
5.35%, 10/15/25 (Call 09/15/25)	40	39,954
5.50%, 10/15/32 (Call 07/15/32)	355	361,586
5.85%, 01/15/36	60	62,636
5.95%, 12/15/34	105	110,308
6.38%, 06/15/37	49	52,844
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	20	16,263
3.50%, 09/01/30 (Call 03/01/30)	410	366,511
3.50%, 07/15/51 (Call 01/15/51)	324	218,704
4.13%, 06/15/29 (Call 03/15/29)	198	186,204
4.50%, 02/15/27 (Call 08/15/26)	599	586,560
4.63%, 03/15/52 (Call 09/15/51)	232	189,860
5.13%, 06/15/39 (Call 12/15/38)	194	180,360
5.20%, 06/01/28 (Call 05/01/28)	100	99,588
5.25%, 04/15/25	525	522,655
5.25%, 06/15/26 (Call 12/15/25)	631	627,137
5.25%, 06/15/49 (Call 12/15/48)	454	406,705
5.50%, 06/01/33 (Call 03/01/33)	225	223,451
5.50%, 06/15/47 (Call 12/15/46)	299	278,673
5.88%, 02/01/29 (Call 08/01/28)	335	340,958
5.90%, 06/01/53 (Call 12/01/52)	140	137,521
6.00%, 04/01/54 (Call 10/01/53)	275	272,940
6.10%, 04/01/64 (Call 10/01/63)	125	123,534
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	130	117,437
3.95%, 08/15/49 (Call 02/15/49)	146	114,115
4.63%, 12/01/42 (Call 06/01/42)	222	192,698
4.80%, 03/15/47 (Call 09/15/46)	230	200,380
4.88%, 04/01/30 (Call 01/01/30)	169	166,282
4.95%, 10/01/44 (Call 04/01/44)	280	252,458
5.75%, 03/01/28 (Call 02/01/28)	60	61,128
5.75%, 12/01/28 (Call 11/01/28)	25	25,534
5.88%, 03/01/33 (Call 12/01/32)	70	71,822
5.95%, 03/15/34 (Call 12/15/33)	25	25,818
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)	260	222,032
2.95%, 12/01/29 (Call 09/01/29)	592	526,868
4.70%, 02/01/45 (Call 08/01/44)	304	271,275
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)	100	77,290
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	555	473,689
2.95%, 06/30/30 (Call 03/30/30)	506	445,410
3.45%, 06/01/26 (Call 03/01/26)	935	899,558
3.50%, 03/30/25 (Call 12/30/24)	569	558,619
4.20%, 06/30/29 (Call 03/30/29)	331	318,168
4.70%, 03/30/45 (Call 09/30/44)(b)	250	220,807
6.40%, 11/30/33 (Call 08/30/33)(b)	65	69,512
UnitedHealth Group Inc.
2.75%, 05/15/40 (Call 11/15/39)	40	28,808
2.88%, 08/15/29	50	45,321
2.90%, 05/15/50 (Call 11/15/49)	110	73,005
2.95%, 10/15/27	65	61,025
3.13%, 05/15/60 (Call 11/15/59)	177	115,789
3.25%, 05/15/51 (Call 11/15/50)	235	165,473
3.50%, 08/15/39 (Call 02/15/39)	100	80,817
3.70%, 08/15/49 (Call 02/15/49)	186	143,134
3.75%, 10/15/47 (Call 04/15/47)	190	147,297
3.85%, 06/15/28	175	168,471

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.88%, 12/15/28	$105	$100,757
3.88%, 08/15/59 (Call 02/15/59)	213	162,104
3.95%, 10/15/42 (Call 04/15/42)	190	159,706
4.00%, 05/15/29 (Call 03/15/29)	65	62,463
4.20%, 05/15/32 (Call 02/15/32)	735	693,497
4.20%, 01/15/47 (Call 07/15/46)	194	164,005
4.25%, 01/15/29 (Call 12/15/28)	300	292,508
4.25%, 03/15/43 (Call 09/15/42)	110	95,892
4.25%, 04/15/47 (Call 10/15/46)	192	163,549
4.25%, 06/15/48 (Call 12/15/47)	230	193,591
4.38%, 03/15/42 (Call 09/15/41)	130	115,886
4.45%, 12/15/48 (Call 06/15/48)	229	200,277
4.50%, 04/15/33 (Call 01/15/33)	420	403,349
4.63%, 07/15/35	236	227,728
4.63%, 11/15/41 (Call 05/15/41)	116	105,886
4.75%, 07/15/45	347	320,824
4.75%, 05/15/52 (Call 11/15/51)	345	314,358
4.95%, 05/15/62 (Call 11/15/61)	190	174,630
5.05%, 04/15/53 (Call 10/15/52)	210	199,809
5.20%, 04/15/63 (Call 10/15/62)	215	204,958
5.25%, 02/15/28 (Call 01/15/28)	35	35,566
5.30%, 02/15/30 (Call 12/15/29)	5	5,094
5.35%, 02/15/33 (Call 11/15/32)	320	326,220
5.70%, 10/15/40 (Call 04/15/40)	169	175,453
5.80%, 03/15/36	170	179,726
5.88%, 02/15/53 (Call 08/15/52)	215	229,769
5.95%, 02/15/41 (Call 08/15/40)	105	110,683
6.05%, 02/15/63 (Call 08/15/62)	175	189,914
6.50%, 06/15/37	234	260,531
6.63%, 11/15/37	205	230,958
6.88%, 02/15/38	285	331,008

		23,595,599

Home Builders — 0.0%
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)(b)	15	12,675
3.97%, 08/06/61 (Call 02/06/61)	125	95,103
6.00%, 01/15/43 (Call 10/15/42)	175	174,389
PulteGroup Inc., 6.00%, 02/15/35	30	30,808
Toll Brothers Finance Corp., 4.35%, 02/15/28 (Call 11/15/27)	35	33,622

		346,597

Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	212	197,835
3.50%, 11/15/51 (Call 05/15/51)	105	72,392
4.40%, 03/15/29 (Call 12/15/28)	285	270,013
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	122	98,086
4.60%, 05/15/50 (Call 11/15/49)(b)	78	62,802
5.50%, 03/01/33 (Call 12/01/32)(b)	300	297,450
5.75%, 03/01/34 (Call 12/01/33)	75	74,592

		1,073,170

Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	250	202,969
5.75%, 03/15/33 (Call 12/15/32)	225	232,876
Church & Dwight Co. Inc.
3.95%, 08/01/47 (Call 02/01/47)	35	27,968
5.00%, 06/15/52 (Call 12/15/51)	85	80,172

Security	Par (000)	Value

Household Products & Wares (continued)
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	$525	$433,694
3.10%, 10/01/27 (Call 07/01/27)	876	821,735
3.90%, 05/15/28 (Call 02/15/28)	369	354,629
Kimberly-Clark Corp.
2.00%, 11/02/31 (Call 08/02/31)	100	82,176
2.75%, 02/15/26	259	249,257
2.88%, 02/07/50 (Call 08/07/49)	185	126,366
3.05%, 08/15/25	170	165,301
3.10%, 03/26/30 (Call 12/26/29)	668	607,653
3.20%, 04/25/29 (Call 01/25/29)	325	301,550
3.20%, 07/30/46 (Call 01/30/46)	225	164,287
3.90%, 05/04/47 (Call 11/04/46)	205	166,067
3.95%, 11/01/28 (Call 08/01/28)	225	218,219
4.50%, 02/16/33 (Call 11/16/32)	130	127,085
5.30%, 03/01/41	130	130,017
6.63%, 08/01/37	275	316,815

		4,808,836

Insurance — 0.5%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	72	84,576
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6-mo. LIBOR US + 3.540%)(a)	330	316,115
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	119	110,309
4.00%, 10/15/46 (Call 04/15/46)	30	23,883
4.75%, 01/15/49 (Call 07/15/48)	57	51,577
Allstate Corp. (The)
5.35%, 06/01/33(b)	38	38,089
6.50%, 05/15/67 (Call 05/15/37), (3-mo. LIBOR US + 2.120%)(a)	20	20,134
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	37	30,260
5.25%, 04/02/30 (Call 01/02/30)	65	63,990
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	35	30,794
4.20%, 04/01/28 (Call 01/01/28)	90	87,410
4.50%, 07/16/44 (Call 01/16/44)	130	114,791
4.75%, 04/01/48 (Call 10/01/47)	306	279,494
4.80%, 07/10/45 (Call 01/10/45)	235	215,217
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3-mo. LIBOR US + 2.868%)(a)	100	98,172
Aon Corp.
3.75%, 05/02/29 (Call 02/02/29)	70	65,666
4.50%, 12/15/28 (Call 09/15/28)	59	57,605
6.25%, 09/30/40	50	52,968
Aon Global Ltd., 4.75%, 05/15/45 (Call 11/15/44)	92	81,097
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	106	97,452
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	95	69,983
7.35%, 05/01/34	52	58,337
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	60	55,835
Arthur J Gallagher & Co., 3.05%, 03/09/52 (Call 09/09/51)	30	19,027
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	124	110,658
4.90%, 03/27/28 (Call 12/27/27)	119	116,561
Athene Holding Ltd.
4.13%, 01/12/28 (Call 10/12/27)	25	23,941
6.15%, 04/03/30 (Call 01/03/30)	86	88,503
AXA SA, 8.60%, 12/15/30	860	1,017,610

54	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	$70	$65,806
4.90%, 01/15/40 (Call 01/15/30), (5-year CMT + 3.186%)(a)	50	44,126
Berkshire Hathaway Finance Corp.
3.85%, 03/15/52 (Call 09/15/51)	135	107,014
4.20%, 08/15/48 (Call 02/15/48)	257	223,536
4.25%, 01/15/49 (Call 07/15/48)	289	254,230
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	43	33,321
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	10	9,677
Chubb Corp. (The), 6.00%, 05/11/37	10	10,732
Chubb INA Holdings Inc.
3.05%, 12/15/61 (Call 06/15/61)	10	6,639
4.35%, 11/03/45 (Call 05/03/45)	100	88,289
6.70%, 05/15/36(b)	50	56,858
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	186	180,576
Enstar Finance LLC, 5.50%, 01/15/42 (Call 01/15/27), (5-year CMT + 4.006%)(a)	70	63,670
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	16	15,569
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	465	448,009
5.00%, 04/20/48 (Call 10/20/47)	162	146,910
7.00%, 04/01/28	70	74,420
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	60	37,599
4.87%, 06/01/44	35	31,507
First American Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	190	169,298
Hartford Financial Services Group Inc. (The)
3.60%, 08/19/49 (Call 02/19/49)	194	145,995
4.30%, 04/15/43	75	64,042
4.40%, 03/15/48 (Call 09/15/47)	81	69,952
5.95%, 10/15/36	83	85,819
6.10%, 10/01/41	157	163,580
Jackson Financial Inc., 3.13%, 11/23/31 (Call 08/23/31)	5	4,140
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	50	43,767
4.35%, 03/01/48 (Call 09/01/47)	124	96,033
6.30%, 10/09/37	52	53,344
7.00%, 06/15/40	165	179,914
Loews Corp., 6.00%, 02/01/35	30	31,823
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27), (5-year USD ICE Swap + 1.647%)(a)	325	309,755
4.15%, 03/04/26	546	535,145
5.38%, 03/04/46	240	234,900
Markel Group Inc.
4.15%, 09/17/50 (Call 03/17/50)	75	59,211
5.00%, 05/20/49 (Call 11/20/48)	70	63,431
Marsh & McLennan Companies Inc.
3.50%, 03/10/25 (Call 12/10/24)	170	166,972
3.75%, 03/14/26 (Call 12/14/25)	224	218,538
4.20%, 03/01/48 (Call 09/01/47)	170	141,523
4.35%, 01/30/47 (Call 07/30/46)	217	184,088
4.38%, 03/15/29 (Call 12/15/28)	397	388,246
4.75%, 03/15/39 (Call 09/15/38)	130	122,390

Security	Par (000)	Value

Insurance (continued)
4.90%, 03/15/49 (Call 09/15/48)	$462	$427,210
5.45%, 03/15/53 (Call 09/15/52)	35	34,887
5.88%, 08/01/33	85	89,717
MetLife Inc.
4.05%, 03/01/45	243	200,646
4.13%, 08/13/42	185	156,434
4.55%, 03/23/30 (Call 12/23/29)(b)	276	270,102
4.60%, 05/13/46 (Call 11/13/45)	55	49,146
4.72%, 12/15/44	137	121,918
4.88%, 11/13/43	97	89,124
5.38%, 07/15/33 (Call 04/15/33)	25	25,136
5.70%, 06/15/35	110	113,861
5.88%, 02/06/41	15	15,656
6.38%, 06/15/34	135	145,426
6.40%, 12/15/66 (Call 12/15/31)	322	327,317
6.50%, 12/15/32	70	76,448
10.75%, 08/01/69 (Call 08/01/34)	65	88,475
Munich Re America Corp., Series B, 7.45%, 12/15/26	75	79,467
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	18	17,078
3.70%, 05/15/29 (Call 02/15/29)	97	90,483
4.30%, 11/15/46 (Call 05/15/46)	104	86,128
4.35%, 05/15/43	106	92,122
4.63%, 09/15/42	64	57,365
6.05%, 10/15/36	64	67,329
Progressive Corp. (The)
2.45%, 01/15/27	96	89,576
3.20%, 03/26/30 (Call 12/26/29)	225	203,265
3.70%, 01/26/45	39	31,548
3.95%, 03/26/50 (Call 09/26/49)	70	56,987
4.00%, 03/01/29 (Call 12/01/28)	69	66,371
4.13%, 04/15/47 (Call 10/15/46)	96	80,622
4.20%, 03/15/48 (Call 09/15/47)	203	174,504
4.35%, 04/25/44	115	101,786
4.95%, 06/15/33 (Call 03/15/33)	80	79,437
6.25%, 12/01/32	80	86,845
6.63%, 03/01/29	109	117,009
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	219	204,037
2.10%, 03/10/30 (Call 12/10/29)	50	42,756
3.00%, 03/10/40 (Call 09/10/39)	30	22,362
3.70%, 10/01/50 (Call 07/01/30), (5-year CMT + 3.035%)(a)	60	52,318
3.70%, 03/13/51 (Call 09/13/50)	385	292,300
3.88%, 03/27/28 (Call 12/27/27)	44	42,274
3.91%, 12/07/47 (Call 06/07/47)	244	192,608
3.94%, 12/07/49 (Call 06/07/49)	290	227,289
4.35%, 02/25/50 (Call 08/25/49)	240	202,931
4.42%, 03/27/48 (Call 09/27/47)	158	134,870
4.50%, 09/15/47 (Call 09/15/27), (3-mo. LIBOR US + 2.380%)(a)	175	163,842
4.60%, 05/15/44	262	233,236
5.13%, 03/01/52 (Call 11/28/31), (5-year CMT + 3.162%)(a)	150	140,156
5.38%, 05/15/45 (Call 05/15/25), (3-mo. LIBOR US + 3.031%)(a)	323	318,066
5.70%, 12/14/36	520	536,553
5.75%, 07/15/33	115	120,664
6.00%, 09/01/52 (Call 06/01/32), (5-year CMT + 3.234%)(a)	55	54,824

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
6.63%, 12/01/37	$60	$66,726
6.63%, 06/21/40	187	206,327
6.75%, 03/01/53 (Call 12/01/32), (5-year CMT + 2.848%)(a)	40	41,560
Prudential Funding Asia PLC
3.13%, 04/14/30	100	89,156
3.63%, 03/24/32 (Call 12/24/31)	230	205,577
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	45	42,600
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	10	7,770
Transatlantic Holdings Inc., 8.00%, 11/30/39	10	12,777
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	105	65,361
3.75%, 05/15/46 (Call 11/15/45)	143	113,372
4.00%, 05/30/47 (Call 11/30/46)	257	211,930
4.05%, 03/07/48 (Call 09/07/47)	85	71,254
4.10%, 03/04/49 (Call 09/04/48)	170	142,880
4.30%, 08/25/45 (Call 02/25/45)	180	156,872
4.60%, 08/01/43	87	80,814
5.35%, 11/01/40	225	227,468
5.45%, 05/25/53 (Call 11/25/52)	80	81,606
6.25%, 06/15/37	242	265,932
6.75%, 06/20/36	149	169,885
Travelers Property Casualty Corp., 6.38%, 03/15/33	170	188,656
Unum Group
4.50%, 12/15/49 (Call 06/15/49)	35	27,741
5.75%, 08/15/42	100	97,087
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	103	76,361
4.50%, 09/15/28 (Call 06/15/28)	99	95,529
5.05%, 09/15/48 (Call 03/15/48)	153	136,980
5.35%, 05/15/33 (Call 02/15/33)	80	78,748
XL Group Ltd., 5.25%, 12/15/43	524	489,466

		19,151,394

Internet — 0.1%
Alibaba Group Holding Ltd.
3.25%, 02/09/61 (Call 08/09/60)	205	129,350
4.00%, 12/06/37 (Call 06/06/37)	220	189,697
4.20%, 12/06/47 (Call 06/06/47)	145	117,937
4.40%, 12/06/57 (Call 06/06/57)	170	138,940
Alphabet Inc., 2.25%, 08/15/60 (Call 02/15/60)	129	74,059
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	325	203,871
2.70%, 06/03/60 (Call 12/03/59)	389	239,099
3.10%, 05/12/51 (Call 11/12/50)	440	309,235
3.25%, 05/12/61 (Call 11/12/60)	275	189,515
3.88%, 08/22/37 (Call 02/22/37)	30	26,817
3.95%, 04/13/52 (Call 10/13/51)	165	136,356
4.05%, 08/22/47 (Call 02/22/47)	397	339,528
4.10%, 04/13/62 (Call 10/13/61)	345	285,148
4.25%, 08/22/57 (Call 02/22/57)	381	326,872
4.70%, 12/01/32 (Call 09/01/32)	200	199,054
4.95%, 12/05/44 (Call 06/05/44)	229	225,920
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	94	89,451
3.60%, 06/01/26 (Call 03/01/26)	77	74,623
4.63%, 04/13/30 (Call 01/13/30)	130	127,749
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	236	227,729

Security	Par (000)	Value

Internet (continued)
3.60%, 06/05/27 (Call 03/05/27)	$224	$213,933
3.65%, 05/10/51 (Call 11/10/50)	215	155,481
4.00%, 07/15/42 (Call 01/15/42)	252	199,919
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	200	155,871
Meta Platforms Inc.
4.45%, 08/15/52 (Call 02/15/52)	15	13,110
4.65%, 08/15/62 (Call 02/15/62)	10	8,820
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	125	103,905

		4,501,989

Iron & Steel — 0.0%
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	350	225,026
4.40%, 05/01/48 (Call 11/01/47)	120	105,313
5.20%, 08/01/43 (Call 02/01/43)	142	138,718
6.40%, 12/01/37	115	125,771
Steel Dynamics Inc.
3.25%, 10/15/50 (Call 04/15/50)	60	39,295
3.45%, 04/15/30 (Call 01/15/30)	330	299,893

		934,016

Leisure Time — 0.0%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	375	364,029
4.63%, 07/28/45 (Call 01/28/45)(b)	235	185,365

		549,394

Lodging — 0.0%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	100	87,643
3.70%, 01/15/31 (Call 10/15/30)	117	100,528
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(b)	190	186,070
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	180	174,179
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	180	157,000
Sands China Ltd., 3.10%, 03/08/29 (Call 01/08/29)	160	137,824

		843,244

Machinery — 0.4%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	1,260	1,224,675
Caterpillar Financial Services Corp.
2.40%, 08/09/26(b)	320	301,715
4.35%, 05/15/26	200	197,554
4.85%, 02/27/29	50	50,042
5.05%, 02/27/26	50	50,021
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)	226	203,453
3.25%, 09/19/49 (Call 03/19/49)	226	166,337
3.25%, 04/09/50 (Call 10/09/49)	177	130,844
4.30%, 05/15/44 (Call 11/15/43)	35	31,612
4.75%, 05/15/64 (Call 11/15/63)	82	74,149
5.20%, 05/27/41	132	133,366
5.30%, 09/15/35	29	30,358
6.05%, 08/15/36	91	99,686
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	890	813,786
1.88%, 01/15/26 (Call 12/15/25)	555	520,152
3.95%, 05/23/25	820	804,519
4.55%, 04/10/28 (Call 03/10/28)	455	445,159
5.45%, 10/14/25	130	130,012
5.50%, 01/12/29 (Call 12/12/28)	100	101,328
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	1,007	966,217

56	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Deere & Co.
3.10%, 04/15/30 (Call 01/15/30)	$135	$122,830
3.75%, 04/15/50 (Call 10/15/49)	130	106,422
7.13%, 03/03/31	5	5,709
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	30	29,507
Flowserve Corp., 3.50%, 10/01/30 (Call 07/01/30)	85	74,770
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	55	46,355
John Deere Capital Corp.
1.75%, 03/09/27	114	104,233
2.25%, 09/14/26	290	271,474
2.65%, 06/10/26	370	352,646
2.80%, 09/08/27	128	119,776
2.80%, 07/18/29	155	140,892
3.05%, 01/06/28	129	121,704
4.15%, 09/15/27	50	49,001
4.35%, 09/15/32	100	96,720
4.70%, 06/10/30	95	94,240
4.75%, 06/08/26	120	119,641
4.75%, 01/20/28	30	29,972
4.80%, 01/09/26	35	34,910
4.85%, 10/11/29	50	50,262
4.95%, 07/14/28	25	25,143
nVent Finance Sarl, 5.65%, 05/15/33 (Call 02/15/33)	100	99,909
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	372	328,268
4.60%, 05/15/28 (Call 02/15/28)(b)	813	790,547
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	25	14,938
3.50%, 03/01/29 (Call 12/01/28)	399	380,195
4.20%, 03/01/49 (Call 09/01/48)	82	69,869
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28 (Call 06/15/28)	99	96,572
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	993	887,217
2.25%, 01/30/31 (Call 10/30/30)	1,250	1,047,265
3.25%, 11/01/26 (Call 08/01/26)	600	572,813
4.38%, 11/01/46 (Call 05/01/46)	160	135,363

		12,894,148

Machinery - Diversified — 0.0%
John Deere Capital Corp., 5.15%, 09/08/33(b)	25	25,431

Manufacturing — 0.3%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)(b)	1,496	1,393,478
2.38%, 08/26/29 (Call 05/26/29)	904	784,196
2.65%, 04/15/25 (Call 03/15/25)	1,589	1,539,172
2.88%, 10/15/27 (Call 07/15/27)	1,085	1,004,673
3.00%, 08/07/25	1,315	1,274,018
3.05%, 04/15/30 (Call 01/15/30)(b)	235	208,463
3.38%, 03/01/29 (Call 12/01/28)	174	160,241
3.63%, 09/14/28 (Call 06/14/28)(b)	745	702,962
3.63%, 10/15/47 (Call 04/15/47)	169	122,321
3.70%, 04/15/50 (Call 10/15/49)	15	11,089
4.00%, 09/14/48 (Call 03/14/48)	232	187,105
5.70%, 03/15/37(b)	200	208,635
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	152	132,201
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	112	105,850
3.92%, 09/15/47 (Call 03/15/47)	65	53,179

Security	Par (000)	Value

Manufacturing (continued)
4.00%, 11/02/32	$137	$128,360
4.15%, 03/15/33 (Call 12/15/32)	65	61,229
4.15%, 11/02/42	85	73,790
4.35%, 05/18/28 (Call 04/18/28)	40	39,393
4.70%, 08/23/52 (Call 02/23/52)	60	55,358
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	5	4,401
6.75%, 03/15/32	155	172,126
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	86	73,223
4.88%, 09/15/41 (Call 03/15/41)	40	38,649
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	295	271,441
4.00%, 06/14/49 (Call 12/14/48)	113	92,200
4.10%, 03/01/47 (Call 09/01/46)	76	62,408
4.20%, 11/21/34 (Call 05/21/34)	120	110,494
4.45%, 11/21/44 (Call 05/21/44)	103	90,353
6.25%, 05/15/38	40	43,010
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	460	443,649
5.90%, 07/15/32 (Call 04/15/32)	380	389,913
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	535	453,962
Textron Inc.
3.00%, 06/01/30 (Call 03/01/30)	71	62,307
3.38%, 03/01/28 (Call 12/01/27)	95	89,045
3.90%, 09/17/29 (Call 06/17/29)	117	109,227

		10,752,121

Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51 (Call 10/01/50)	137	82,966
3.85%, 04/01/61 (Call 10/01/60)	325	188,334
3.90%, 06/01/52 (Call 12/01/51)	449	281,757
3.95%, 06/30/62 (Call 12/30/61)	225	132,281
4.40%, 04/01/33 (Call 01/01/33)(b)	95	82,967
4.40%, 12/01/61 (Call 06/01/61)	255	163,645
4.80%, 03/01/50 (Call 09/01/49)	285	205,912
5.13%, 07/01/49 (Call 01/01/49)	249	188,564
5.25%, 04/01/53 (Call 10/01/52)(b)	139	107,851
5.38%, 04/01/38 (Call 10/01/37)	110	94,392
5.38%, 05/01/47 (Call 11/01/46)	274	215,587
5.50%, 04/01/63 (Call 10/01/62)	185	142,124
5.75%, 04/01/48 (Call 10/01/47)	292	242,659
6.38%, 10/23/35 (Call 04/23/35)	305	294,677
6.48%, 10/23/45 (Call 04/23/45)	415	379,012
6.83%, 10/23/55 (Call 04/23/55)	230	217,543
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	192	110,166
2.65%, 08/15/62 (Call 02/15/62)	169	94,221
2.80%, 01/15/51 (Call 07/15/50)	133	83,085
2.89%, 11/01/51 (Call 05/01/51)	392	248,324
2.94%, 11/01/56 (Call 05/01/56)	717	441,486
2.99%, 11/01/63 (Call 05/01/63)	859	514,010
3.40%, 07/15/46 (Call 01/15/46)	110	80,692
3.45%, 02/01/50 (Call 08/01/49)	305	219,031
3.75%, 04/01/40 (Call 10/01/39)	235	192,056
3.90%, 03/01/38 (Call 09/01/37)	281	241,127
3.97%, 11/01/47 (Call 05/01/47)	338	268,094
4.00%, 08/15/47 (Call 02/15/47)	204	163,196
4.00%, 03/01/48 (Call 09/01/47)	288	228,335

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.00%, 11/01/49 (Call 05/01/49)	$286	$226,190
4.05%, 11/01/52 (Call 05/01/52)	379	298,927
4.60%, 10/15/38 (Call 04/15/38)	150	138,018
4.60%, 08/15/45 (Call 02/15/45)	141	124,645
4.65%, 02/15/33 (Call 11/15/32)(b)	275	266,994
4.65%, 07/15/42	234	210,776
4.70%, 10/15/48 (Call 04/15/48)	160	144,439
4.75%, 03/01/44	39	35,374
4.80%, 05/15/33 (Call 02/15/33)	50	48,856
4.95%, 10/15/58 (Call 04/15/58)	170	156,986
5.35%, 05/15/53 (Call 11/15/52)	100	97,529
5.50%, 05/15/64 (Call 11/15/63)	70	68,749
5.65%, 06/15/35	48	49,309
6.45%, 03/15/37	30	32,859
6.50%, 11/15/35	358	390,455
6.55%, 07/01/39	45	49,461
6.95%, 08/15/37	130	148,197
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	242	160,193
4.65%, 05/15/50 (Call 11/15/49)	288	218,656
4.88%, 04/01/43	95	76,054
5.00%, 09/20/37 (Call 03/20/37)	212	181,408
5.20%, 09/20/47 (Call 03/20/47)	247	200,910
5.30%, 05/15/49 (Call 11/15/48)	78	63,615
6.35%, 06/01/40	60	57,679
FactSet Research Systems Inc., 3.45%, 03/01/32 (Call 12/01/31)	215	186,905
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	205	191,575
5.58%, 01/25/49 (Call 07/25/48)	399	364,863
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	230	192,529
6.63%, 01/15/40	215	220,897
NBCUniversal Media LLC
4.45%, 01/15/43	241	210,616
6.40%, 04/30/40	40	43,380
Paramount Global
3.38%, 02/15/28 (Call 11/15/27)	32	28,011
3.70%, 06/01/28 (Call 03/01/28)	65	56,674
4.20%, 06/01/29 (Call 03/01/29)	120	105,669
4.38%, 03/15/43	202	135,311
4.60%, 01/15/45 (Call 07/15/44)	101	69,160
4.85%, 07/01/42 (Call 01/01/42)	30	21,594
4.90%, 08/15/44 (Call 02/15/44)	172	120,736
4.95%, 01/15/31 (Call 10/15/30)(b)	180	157,618
4.95%, 05/19/50 (Call 11/19/49)	245	175,499
5.25%, 04/01/44 (Call 10/01/43)	128	94,357
5.50%, 05/15/33	62	53,677
5.85%, 09/01/43 (Call 03/01/43)	270	218,423
5.90%, 10/15/40 (Call 04/15/40)(b)	77	62,398
6.88%, 04/30/36	207	189,916
7.88%, 07/30/30	65	66,358
Thomson Reuters Corp.
5.50%, 08/15/35	70	71,058
5.85%, 04/15/40	85	86,286
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	137	151,932
Time Warner Cable LLC
5.50%, 09/01/41 (Call 03/01/41)	182	149,962
5.88%, 11/15/40 (Call 05/15/40)	124	106,608
6.55%, 05/01/37	170	159,591

Security	Par (000)	Value

Media (continued)
6.75%, 06/15/39	$287	$270,333
7.30%, 07/01/38	175	174,370
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	185	129,129
3.70%, 12/01/42	100	81,161
4.13%, 06/01/44	141	120,173
4.38%, 08/16/41	105	92,804
Series E, 4.13%, 12/01/41	135	116,172
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	440	283,806
3.50%, 05/13/40 (Call 11/13/39)	51	40,941
3.60%, 01/13/51 (Call 07/13/50)	550	417,464
3.80%, 05/13/60 (Call 11/13/59)	316	239,597
4.63%, 03/23/40 (Call 09/23/39)	212	198,217
4.70%, 03/23/50 (Call 09/23/49)(b)	266	243,351
4.75%, 09/15/44 (Call 03/15/44)	65	59,732
4.75%, 11/15/46 (Call 05/15/46)	255	231,169
4.95%, 10/15/45 (Call 04/15/45)	42	39,315
5.40%, 10/01/43	152	152,789
6.15%, 03/01/37	40	43,207
6.15%, 02/15/41(b)	49	52,892
6.20%, 12/15/34	90	98,229
6.40%, 12/15/35	69	75,847
6.65%, 11/15/37	315	356,225
7.75%, 12/01/45	250	319,913

		16,878,812

Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	64	62,121
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	104	90,594
5.25%, 10/01/54 (Call 04/01/54)	115	98,984

		251,699

Mining — 0.1%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)	500	432,749
Freeport-McMoRan Inc.
4.63%, 08/01/30 (Call 08/01/25)	200	190,683
5.40%, 11/14/34 (Call 05/14/34)	15	14,566
5.45%, 03/15/43 (Call 09/15/42)	55	51,236
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	834	810,523
Newmont Corp.
2.60%, 07/15/32 (Call 04/15/32)	35	28,789
2.80%, 10/01/29 (Call 07/01/29)	135	119,868
4.88%, 03/15/42 (Call 09/15/41)	465	427,197
5.45%, 06/09/44 (Call 12/09/43)	105	102,541
6.25%, 10/01/39	223	235,821
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	190	186,883
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (Call 09/22/41)	90	84,361
5.00%, 03/09/33 (Call 12/09/32)(b)	125	124,837
5.13%, 03/09/53 (Call 09/09/52)	220	211,406
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	75	61,859

		3,083,319

Multi-National — 0.0%
International Bank for Reconstruction & Development, 5.06%, 02/28/39	90	89,155

58	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 04/01/24)	$175	$155,992
3.57%, 12/01/31 (Call 09/01/31)	260	225,466
4.25%, 04/01/28 (Call 04/01/24)	310	295,156

		676,614

Oil & Gas — 0.7%
Apache Corp.
5.10%, 09/01/40 (Call 03/01/40)	70	58,583
5.25%, 02/01/42 (Call 08/01/41)	20	16,605
6.00%, 01/15/37	100	97,201
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	352	223,569
2.94%, 06/04/51 (Call 12/04/50)	320	210,326
3.00%, 02/24/50 (Call 08/24/49)	325	217,446
3.00%, 03/17/52 (Call 09/17/51)	160	106,182
3.02%, 01/16/27 (Call 10/16/26)	60	57,001
3.38%, 02/08/61 (Call 08/08/60)	100	67,304
3.41%, 02/11/26 (Call 12/11/25)	10	9,698
3.54%, 04/06/27 (Call 02/06/27)	95	91,124
3.59%, 04/14/27 (Call 01/14/27)	133	127,834
3.63%, 04/06/30 (Call 01/06/30)	131	122,077
3.94%, 09/21/28 (Call 06/21/28)	20	19,205
4.23%, 11/06/28 (Call 08/06/28)	208	202,413
4.81%, 02/13/33 (Call 11/13/32)	105	102,446
4.89%, 09/11/33 (Call 06/11/33)	85	83,376
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	140	132,550
3.72%, 11/28/28 (Call 08/28/28)	110	104,437
Burlington Resources LLC
5.95%, 10/15/36	65	68,382
7.20%, 08/15/31	132	148,943
7.40%, 12/01/31	177	202,328
Chevron Corp., 3.08%, 05/11/50 (Call 11/11/49)	359	253,256
Chevron USA Inc., 5.25%, 11/15/43 (Call 05/15/43)	75	75,610
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	192,713
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	5	5,561
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	257	208,190
3.80%, 03/15/52 (Call 09/15/51)	25	19,163
4.03%, 03/15/62 (Call 09/15/61)	645	499,656
4.30%, 11/15/44 (Call 05/15/44)	144	123,742
5.05%, 09/15/33 (Call 06/15/33)	160	159,466
5.30%, 05/15/53 (Call 11/15/52)	120	117,427
5.55%, 03/15/54 (Call 09/15/53)	130	131,449
5.70%, 09/15/63 (Call 03/15/63)	105	107,267
5.90%, 10/15/32	182	194,715
5.90%, 05/15/38	5	5,242
6.50%, 02/01/39	70	78,804
6.95%, 04/15/29	210	230,189
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	99	83,797
5.00%, 06/15/45 (Call 12/15/44)	212	182,854
5.60%, 07/15/41 (Call 01/15/41)	230	216,726
7.88%, 09/30/31	30	34,145
Diamondback Energy Inc.
3.50%, 12/01/29 (Call 09/01/29)	328	301,083
4.25%, 03/15/52 (Call 09/15/51)	50	39,673
4.40%, 03/24/51 (Call 09/24/50)	93	75,068
6.25%, 03/15/53 (Call 09/15/52)	100	105,793

Security	Par (000)	Value

Oil & Gas (continued)
Eni USA Inc., 7.30%, 11/15/27	$285	$302,440
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	110	98,599
4.38%, 04/15/30 (Call 01/15/30)	208	201,709
4.95%, 04/15/50 (Call 10/15/49)	167	155,685
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	100	94,730
5.00%, 01/15/29 (Call 07/15/28)	85	82,942
5.75%, 02/01/34 (Call 11/01/33)(b)	125	122,950
7.00%, 02/01/30 (Call 11/01/29)	470	497,840
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	305	265,086
2.88%, 04/06/25 (Call 03/06/25)	460	449,157
3.00%, 04/06/27 (Call 02/06/27)	255	241,177
3.13%, 04/06/30 (Call 01/06/30)	380	346,462
3.25%, 11/18/49 (Call 05/18/49)	165	118,396
3.63%, 09/10/28 (Call 06/10/28)	194	185,536
3.70%, 04/06/50 (Call 10/06/49)	405	315,473
3.95%, 05/15/43	112	93,546
4.25%, 11/23/41	192	170,057
4.80%, 11/08/43	150	141,168
5.10%, 08/17/40	300	295,207
7.25%, 09/23/27	225	242,265
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	130	116,118
2.61%, 10/15/30 (Call 07/15/30)	259	227,146
3.10%, 08/16/49 (Call 02/16/49)	151	105,538
3.45%, 04/15/51 (Call 10/15/50)	301	223,145
3.48%, 03/19/30 (Call 12/19/29)	289	269,626
3.57%, 03/06/45 (Call 09/06/44)	127	98,956
4.11%, 03/01/46 (Call 09/01/45)	259	219,517
4.23%, 03/19/40 (Call 09/19/39)	431	386,505
4.33%, 03/19/50 (Call 09/19/49)	362	315,455
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	570	555,166
5.60%, 02/15/41	184	185,399
6.00%, 01/15/40	277	289,190
7.13%, 03/15/33	315	353,225
7.30%, 08/15/31	403	452,734
7.88%, 10/01/29	150	168,196
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	405	393,296
6.60%, 10/01/37	276	287,941
6.80%, 03/15/32	236	251,546
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)	155	147,567
4.50%, 04/01/48 (Call 10/01/47)	110	90,494
4.70%, 05/01/25 (Call 04/01/25)	71	70,312
4.75%, 09/15/44 (Call 03/15/44)	174	151,839
5.00%, 09/15/54 (Call 03/15/54)	126	108,276
5.13%, 12/15/26 (Call 09/15/26)	155	154,740
6.50%, 03/01/41 (Call 09/01/40)	113	119,937
Occidental Petroleum Corp.
4.40%, 04/15/46 (Call 10/15/45)	155	124,364
6.20%, 03/15/40	60	60,902
6.45%, 09/15/36	20	21,086
6.60%, 03/15/46 (Call 09/15/45)(b)	240	254,975
6.63%, 09/01/30 (Call 03/01/30)	40	42,093
7.50%, 05/01/31	50	55,233
7.88%, 09/15/31	50	56,296
7.95%, 06/15/39	30	34,958

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Ovintiv Inc.
5.38%, 01/01/26 (Call 10/01/25)	$135	$134,227
5.65%, 05/15/25	175	175,022
5.65%, 05/15/28 (Call 04/15/28)	170	171,495
6.25%, 07/15/33 (Call 04/15/33)	160	164,509
6.50%, 08/15/34	260	272,353
6.50%, 02/01/38	167	170,984
6.63%, 08/15/37	195	201,234
7.10%, 07/15/53 (Call 01/15/53)	100	108,994
7.20%, 11/01/31	375	404,716
7.38%, 11/01/31	547	596,183
8.13%, 09/15/30	130	145,868
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	290	198,335
3.90%, 03/15/28 (Call 12/15/27)	210	202,045
4.65%, 11/15/34 (Call 05/15/34)	229	214,927
4.88%, 11/15/44 (Call 05/15/44)	330	301,217
5.88%, 05/01/42	72	74,212
Phillips 66 Co.
4.68%, 02/15/45 (Call 08/15/44)	2	1,745
4.90%, 10/01/46 (Call 04/01/46)	25	22,356
5.25%, 06/15/31 (Call 04/15/31)	50	49,878
5.30%, 06/30/33 (Call 03/30/33)	190	188,516
5.65%, 06/15/54 (Call 12/15/53)	75	74,356
Shell International Finance BV
3.00%, 11/26/51 (Call 05/26/51)	475	318,343
3.13%, 11/07/49 (Call 05/07/49)	95	66,056
3.25%, 04/06/50 (Call 10/06/49)	660	469,104
3.75%, 09/12/46	175	137,879
4.00%, 05/10/46	570	467,979
4.13%, 05/11/35	465	429,781
4.38%, 05/11/45	180	157,253
4.55%, 08/12/43	5	4,540
6.38%, 12/15/38	400	444,617
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	250	224,571
2.99%, 06/29/41 (Call 12/29/40)	225	167,024
3.13%, 05/29/50 (Call 11/29/49)	463	322,015
3.39%, 06/29/60 (Call 12/29/59)	545	376,688
3.46%, 02/19/29 (Call 11/19/28)	330	309,970
3.46%, 07/12/49 (Call 01/12/49)	215	160,565
TotalEnergies Capital SA, 3.88%, 10/11/28	330	317,844
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	380	267,454
4.00%, 06/01/52 (Call 12/01/51)	45	33,836
4.35%, 06/01/28 (Call 03/01/28)	188	183,039
4.90%, 03/15/45	71	64,153
6.63%, 06/15/37	365	390,895
7.50%, 04/15/32	136	154,707

		26,064,300

Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	466	451,943
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	45	41,520
3.14%, 11/07/29 (Call 08/07/29)	427	389,449
3.34%, 12/15/27 (Call 09/15/27)	1,041	981,659
4.08%, 12/15/47 (Call 06/15/47)	142	114,326
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	278	246,901
3.80%, 11/15/25 (Call 08/15/25)	104	101,606

Security	Par (000)	Value

Oil & Gas Services (continued)
4.50%, 11/15/41 (Call 05/15/41)	$85	$75,001
4.75%, 08/01/43 (Call 02/01/43)	195	175,883
4.85%, 11/15/35 (Call 05/15/35)	415	399,280
5.00%, 11/15/45 (Call 05/15/45)	294	273,499
6.70%, 09/15/38	183	204,911
7.45%, 09/15/39	184	220,989
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	321	292,811
3.95%, 12/01/42 (Call 06/01/42)	125	93,151
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	355	311,978
4.50%, 05/15/28 (Call 04/15/28)	100	99,045
4.85%, 05/15/33 (Call 02/15/33)(b)	85	84,116

		4,558,068

Packaging & Containers — 0.0%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	532	512,278
4.50%, 05/15/28 (Call 02/15/28)	181	176,009
5.63%, 05/26/33 (Call 02/26/33)(b)	190	192,977
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	260	221,814
2.69%, 05/25/31 (Call 02/25/31)	40	33,683
4.00%, 05/17/25 (Call 04/17/25)	100	98,075
Packaging Corp. of America
3.05%, 10/01/51 (Call 04/01/51)	5	3,332
4.05%, 12/15/49 (Call 06/15/49)	57	45,010
WestRock MWV LLC, 8.20%, 01/15/30	55	62,536
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)	30	25,283
4.20%, 06/01/32 (Call 03/01/32)	10	9,396

		1,380,393

Pharmaceuticals — 1.1%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	523	459,044
4.25%, 11/14/28 (Call 08/14/28)	70	68,379
4.25%, 11/21/49 (Call 05/21/49)	594	511,406
4.30%, 05/14/36 (Call 11/14/35)	263	244,833
4.40%, 11/06/42	312	279,097
4.45%, 05/14/46 (Call 11/14/45)	435	384,438
4.50%, 05/14/35 (Call 11/14/34)	725	692,011
4.63%, 10/01/42 (Call 04/01/42)	112	102,480
4.70%, 05/14/45 (Call 11/14/44)	308	284,008
4.88%, 11/14/48 (Call 05/14/48)	288	272,103
Astrazeneca Finance LLC
4.88%, 03/03/28 (Call 02/03/28)	100	99,907
4.88%, 03/03/33 (Call 12/03/32)	185	184,180
4.90%, 03/03/30 (Call 01/03/30)	100	100,173
5.00%, 02/26/34 (Call 11/26/33)	75	75,278
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	390	370,497
3.38%, 11/16/25	1,052	1,023,185
4.00%, 01/17/29 (Call 10/17/28)	54	52,132
4.00%, 09/18/42	314	268,393
4.38%, 11/16/45	320	282,876
4.38%, 08/17/48 (Call 02/17/48)	124	110,100
6.45%, 09/15/37	645	726,340
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	270	258,893
3.79%, 05/20/50 (Call 11/20/49)	74	57,174
4.67%, 06/06/47 (Call 12/06/46)	242	214,325

60	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.69%, 12/15/44 (Call 06/15/44)	$138	$123,826
Bristol-Myers Squibb Co.
2.55%, 11/13/50 (Call 05/13/50)	145	87,892
2.95%, 03/15/32 (Call 12/15/31)	10	8,640
3.25%, 02/27/27	80	76,775
3.25%, 08/01/42	153	115,578
3.55%, 03/15/42 (Call 09/15/41)	10	7,884
3.70%, 03/15/52 (Call 09/15/51)	285	215,433
3.90%, 03/15/62 (Call 09/15/61)	325	242,342
4.25%, 10/26/49 (Call 04/26/49)	438	366,648
4.35%, 11/15/47 (Call 05/15/47)	308	261,605
4.50%, 03/01/44 (Call 09/01/43)	20	17,877
4.55%, 02/20/48 (Call 08/20/47)	445	391,441
5.00%, 08/15/45 (Call 02/15/45)	160	152,292
5.65%, 02/22/64 (Call 08/22/63)	325	328,094
6.25%, 11/15/53 (Call 05/15/53)	95	105,410
6.40%, 11/15/63 (Call 05/15/63)	95	105,961
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	100	94,768
3.75%, 09/15/25 (Call 06/15/25)	5	4,877
4.37%, 06/15/47 (Call 12/15/46)	232	190,334
4.50%, 11/15/44 (Call 05/15/44)	96	80,960
4.60%, 03/15/43	70	60,178
4.90%, 09/15/45 (Call 03/15/45)	175	154,760
5.13%, 02/15/29 (Call 01/15/29)	100	99,601
5.45%, 02/15/34 (Call 11/15/33)	60	60,020
Cencora Inc.
3.45%, 12/15/27 (Call 09/15/27)	375	354,787
4.25%, 03/01/45 (Call 09/01/44)	157	136,457
4.30%, 12/15/47 (Call 06/15/47)	229	194,622
Cigna Group (The)
2.40%, 03/15/30 (Call 12/15/29)	505	432,932
3.20%, 03/15/40 (Call 09/15/39)	160	119,493
3.40%, 03/15/50 (Call 09/15/49)	354	246,352
3.40%, 03/15/51 (Call 09/15/50)	125	86,925
3.88%, 10/15/47 (Call 04/15/47)	316	242,815
4.38%, 10/15/28 (Call 07/15/28)	796	773,042
4.80%, 08/15/38 (Call 02/15/38)	613	568,509
4.80%, 07/15/46 (Call 01/16/46)	295	263,665
4.90%, 12/15/48 (Call 06/15/48)	365	327,909
5.00%, 05/15/29 (Call 04/15/29)	125	124,103
5.13%, 05/15/31 (Call 03/15/31)	125	123,581
5.25%, 02/15/34 (Call 11/15/33)	125	123,471
5.40%, 03/15/33 (Call 12/15/32)	165	165,989
5.60%, 02/15/54 (Call 08/15/53)	150	147,693
6.13%, 11/15/41	159	168,122
CVS Health Corp.
3.25%, 08/15/29 (Call 05/15/29)	20	18,196
3.63%, 04/01/27 (Call 02/01/27)	50	47,934
3.75%, 04/01/30 (Call 01/01/30)	25	23,068
4.13%, 04/01/40 (Call 10/01/39)	85	69,781
4.25%, 04/01/50 (Call 10/01/49)	388	309,907
4.30%, 03/25/28 (Call 12/25/27)	623	604,854
4.78%, 03/25/38 (Call 09/25/37)	862	784,218
4.88%, 07/20/35 (Call 01/20/35)	282	268,971
5.05%, 03/25/48 (Call 09/25/47)	1,191	1,064,097
5.13%, 07/20/45 (Call 01/20/45)	430	391,485
5.25%, 02/21/33 (Call 11/21/32)	215	212,877
5.30%, 12/05/43 (Call 06/05/43)	185	171,884
5.63%, 02/21/53 (Call 08/21/52)	330	316,818
5.88%, 06/01/53 (Call 12/01/52)	220	219,222

Security	Par (000)	Value

Pharmaceuticals (continued)
6.00%, 06/01/63 (Call 12/01/62)	$230	$230,339
6.13%, 09/15/39	85	87,300
6.25%, 06/01/27	40	41,412
Eli Lilly & Co.
2.50%, 09/15/60 (Call 03/15/60)	30	17,454
3.10%, 05/15/27 (Call 02/15/27)	415	394,844
3.70%, 03/01/45 (Call 09/01/44)	130	107,403
3.95%, 03/15/49 (Call 09/15/48)	35	29,348
4.15%, 03/15/59 (Call 09/15/58)	425	357,357
4.70%, 02/27/33 (Call 11/27/32)	95	94,201
4.88%, 02/27/53 (Call 08/27/52)	120	116,319
4.95%, 02/27/63 (Call 08/27/62)	40	38,498
5.50%, 03/15/27	155	158,610
5.55%, 03/15/37	170	179,260
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	545	535,490
3.88%, 05/15/28	459	443,808
4.20%, 03/18/43	115	101,043
6.38%, 05/15/38	316	354,301
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	279	261,804
Johnson & Johnson
2.45%, 09/01/60 (Call 03/01/60)	105	61,832
3.40%, 01/15/38 (Call 07/15/37)	181	153,557
3.50%, 01/15/48 (Call 07/15/47)	342	269,199
3.55%, 03/01/36 (Call 09/01/35)	25	22,097
3.70%, 03/01/46 (Call 09/01/45)	340	278,567
3.75%, 03/03/47 (Call 09/03/46)	205	168,544
4.50%, 12/05/43 (Call 06/05/43)	168	158,074
4.85%, 05/15/41	82	81,195
5.85%, 07/15/38	245	269,214
5.95%, 08/15/37	167	184,100
McKesson Corp., 5.10%, 07/15/33 (Call 04/15/33)	420	418,375
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	635	623,013
4.60%, 06/01/44 (Call 12/01/43)	132	119,435
5.90%, 11/01/39	218	227,409
Merck & Co. Inc.
1.70%, 06/10/27 (Call 05/10/27)	110	99,624
1.90%, 12/10/28 (Call 10/10/28)	75	66,206
2.15%, 12/10/31 (Call 09/10/31)	100	82,932
2.45%, 06/24/50 (Call 12/24/49)	165	101,273
2.75%, 12/10/51 (Call 06/10/51)	295	191,259
2.90%, 12/10/61 (Call 06/10/61)	435	269,432
3.40%, 03/07/29 (Call 12/07/28)	385	361,599
3.60%, 09/15/42 (Call 03/15/42)	100	80,940
3.70%, 02/10/45 (Call 08/10/44)	335	270,848
3.90%, 03/07/39 (Call 09/07/38)	180	157,330
4.00%, 03/07/49 (Call 09/07/48)	186	154,897
4.05%, 05/17/28 (Call 04/17/28)	90	88,160
4.15%, 05/18/43	285	248,766
4.30%, 05/17/30 (Call 03/17/30)	180	175,165
4.50%, 05/17/33 (Call 02/17/33)	255	248,039
4.90%, 05/17/44 (Call 11/17/43)	120	115,200
5.00%, 05/17/53 (Call 11/17/52)	100	96,930
5.15%, 05/17/63 (Call 11/17/62)	135	131,990
6.50%, 12/01/33	236	266,030
6.55%, 09/15/37	32	35,909
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	87	92,975
5.95%, 12/01/28	125	131,133

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	$95	$63,301
4.00%, 11/20/45 (Call 05/20/45)	45	38,260
Pfizer Inc.
2.70%, 05/28/50 (Call 11/28/49)	125	82,293
4.00%, 03/15/49 (Call 09/15/48)(b)	175	144,503
4.10%, 09/15/38 (Call 03/15/38)	125	111,074
4.13%, 12/15/46	25	20,965
4.20%, 09/15/48 (Call 03/15/48)	280	237,973
7.20%, 03/15/39	140	166,360
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	365	360,285
4.45%, 05/19/28 (Call 04/19/28)	705	691,439
4.65%, 05/19/25	690	685,735
4.75%, 05/19/33 (Call 02/19/33)	895	872,139
5.30%, 05/19/53 (Call 11/19/52)	990	969,618
5.34%, 05/19/63 (Call 11/19/62)	840	809,291
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	55	52,404
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50 (Call 01/09/50)	270	185,016
3.38%, 07/09/60 (Call 01/09/60)	175	116,832
5.00%, 11/26/28 (Call 08/26/28)	15	14,961
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	1,080	1,010,919
3.90%, 08/20/28 (Call 05/20/28)	261	250,910
3.95%, 09/12/47 (Call 03/12/47)	375	302,052
4.45%, 08/20/48 (Call 02/20/48)	136	118,968
4.50%, 11/13/25 (Call 08/13/25)	2,282	2,253,276
4.70%, 02/01/43 (Call 08/01/42)	510	465,879
5.60%, 11/16/32 (Call 08/16/32)	315	325,532

		39,978,251

Pipelines — 0.8%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	114	100,592
4.80%, 05/03/29 (Call 02/03/29)	160	155,465
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	150	117,705
3.70%, 11/15/29 (Call 05/18/29)	502	463,485
5.13%, 06/30/27 (Call 01/01/27)	417	414,995
5.88%, 03/31/25 (Call 10/02/24)	630	629,797
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 03/11/24)	1,205	1,157,349
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	115	96,116
4.00%, 03/01/31 (Call 03/01/26)	125	111,640
5.95%, 06/30/33 (Call 12/30/32)	66	66,263
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	100	96,542
Enbridge Energy Partners LP
7.38%, 10/15/45 (Call 04/15/45)	85	98,119
Series B, 7.50%, 04/15/38	55	63,569
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)	535	422,770
3.13%, 11/15/29 (Call 08/15/29)	205	185,197
3.40%, 08/01/51 (Call 02/01/51)	200	139,464
3.70%, 07/15/27 (Call 04/15/27)	99	94,533
4.00%, 11/15/49 (Call 05/15/49)	180	139,181
4.25%, 12/01/26 (Call 09/01/26)	165	161,395
4.50%, 06/10/44 (Call 12/10/43)	115	95,831
5.50%, 12/01/46 (Call 06/01/46)	110	106,208

Security	Par (000)	Value

Pipelines (continued)
5.70%, 03/08/33 (Call 12/08/32)	$370	$374,517
5.90%, 11/15/26 (Call 10/15/26)	205	208,851
6.00%, 11/15/28 (Call 10/15/28)	150	155,323
6.20%, 11/15/30 (Call 09/15/30)	90	94,365
6.70%, 11/15/53 (Call 05/15/53)	110	122,692
Energy Transfer LP
4.15%, 09/15/29 (Call 06/15/29)	175	164,998
4.40%, 03/15/27 (Call 12/15/26)	35	34,088
5.00%, 05/15/44 (Call 11/15/43)	71	61,460
5.00%, 05/15/50 (Call 11/15/49)	325	280,231
5.40%, 10/01/47 (Call 04/01/47)	25	22,609
6.00%, 06/15/48 (Call 12/15/47)	95	92,998
6.25%, 04/15/49 (Call 10/15/48)	40	40,359
6.63%, 10/15/36	175	183,897
7.50%, 07/01/38	205	232,861
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	142	126,067
3.13%, 07/31/29 (Call 04/30/29)	105	96,063
3.70%, 01/31/51 (Call 07/31/50)	85	64,118
3.95%, 01/31/60 (Call 07/31/59)	141	106,648
4.15%, 10/16/28 (Call 07/16/28)	85	82,054
4.20%, 01/31/50 (Call 07/31/49)	116	95,769
4.25%, 02/15/48 (Call 08/15/47)	142	118,712
4.45%, 02/15/43 (Call 08/15/42)	88	76,575
4.80%, 02/01/49 (Call 08/01/48)	171	154,857
4.85%, 08/15/42 (Call 02/15/42)	117	107,022
4.85%, 03/15/44 (Call 09/15/43)	65	59,498
4.90%, 05/15/46 (Call 11/15/45)	168	153,369
4.95%, 10/15/54 (Call 04/15/54)	174	158,663
5.10%, 02/15/45 (Call 08/15/44)	244	228,438
5.38%, 02/15/78 (Call 02/15/28), (3-mo. SOFR + 2.832%)(a)	220	203,567
5.70%, 02/15/42	108	108,946
5.95%, 02/01/41	128	133,464
6.13%, 10/15/39	70	73,368
6.45%, 09/01/40	99	108,140
7.55%, 04/15/38	49	58,292
Series D, 6.88%, 03/01/33	45	50,076
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3-mo. SOFR + 3.295%)(a)	35	33,276
Series H, 6.65%, 10/15/34	35	38,641
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	53	44,513
5.00%, 08/15/42 (Call 02/15/42)	105	91,362
5.00%, 03/01/43 (Call 09/01/42)	150	130,663
5.40%, 09/01/44 (Call 03/01/44)	204	186,066
5.50%, 03/01/44 (Call 09/01/43)	196	181,214
5.63%, 09/01/41	95	89,383
5.80%, 03/15/35	105	105,399
6.38%, 03/01/41	134	136,170
6.50%, 02/01/37	122	125,652
6.50%, 09/01/39	103	106,056
6.55%, 09/15/40	69	71,600
6.95%, 01/15/38	275	296,549
7.30%, 08/15/33	82	91,028
7.40%, 03/15/31	45	49,756
7.50%, 11/15/40	31	34,559
7.75%, 03/15/32	90	101,280
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	47	30,396
3.60%, 02/15/51 (Call 08/15/50)	65	44,620

62	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.30%, 03/01/28 (Call 12/01/27)	$137	$132,838
4.80%, 02/01/33 (Call 11/01/32)	105	99,075
5.00%, 02/01/29 (Call 01/01/29)	195	193,451
5.05%, 02/15/46 (Call 08/15/45)	55	47,831
5.20%, 06/01/33 (Call 03/01/33)	120	116,723
5.20%, 03/01/48 (Call 09/01/47)	209	185,665
5.30%, 12/01/34 (Call 06/01/34)	235	229,026
5.40%, 02/01/34 (Call 11/01/33)	250	245,683
5.45%, 08/01/52 (Call 02/01/52)	140	128,947
5.55%, 06/01/45 (Call 12/01/44)	276	258,946
7.75%, 01/15/32	132	148,649
7.80%, 08/01/31	50	55,917
Magellan Midstream Partners LP, 3.95%, 03/01/50 (Call 09/01/49)	100	72,809
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	124	118,752
4.25%, 12/01/27 (Call 09/01/27)	155	149,865
4.50%, 04/15/38 (Call 10/15/37)	266	231,784
4.70%, 04/15/48 (Call 10/15/47)	383	320,640
4.80%, 02/15/29 (Call 11/15/28)	148	145,092
4.90%, 04/15/58 (Call 10/15/57)	87	72,032
4.95%, 03/14/52 (Call 09/14/51)	115	99,038
5.20%, 03/01/47 (Call 09/01/46)	207	185,894
5.50%, 02/15/49 (Call 08/15/48)	301	281,838
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	27	26,203
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	1,629	1,549,434
3.10%, 03/15/30 (Call 12/15/29)	205	181,616
3.40%, 09/01/29 (Call 06/01/29)	105	95,898
4.00%, 07/13/27 (Call 04/13/27)	439	422,953
4.20%, 10/03/47 (Call 04/03/47)	125	95,645
4.35%, 03/15/29 (Call 12/15/28)	160	154,035
4.45%, 09/01/49 (Call 03/01/49)	205	163,489
4.50%, 03/15/50 (Call 09/15/49)	128	102,401
4.55%, 07/15/28 (Call 04/15/28)	413	403,501
4.85%, 02/01/49	74	63,145
4.95%, 07/13/47 (Call 01/06/47)	117	100,717
5.20%, 07/15/48 (Call 01/15/48)	230	207,646
5.55%, 11/01/26 (Call 10/01/26)	225	226,617
5.65%, 11/01/28 (Call 10/01/28)	225	228,981
5.80%, 11/01/30 (Call 09/01/30)	175	179,140
5.85%, 01/15/26 (Call 12/15/25)	300	302,649
6.00%, 06/15/35	115	115,873
6.05%, 09/01/33 (Call 06/01/33)	220	226,684
6.10%, 11/15/32 (Call 08/15/32)	140	145,005
6.35%, 01/15/31 (Call 10/15/30)	180	188,755
7.15%, 01/15/51 (Call 07/15/50)	107	118,666
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	460	456,548
6.13%, 02/01/41 (Call 08/01/40)	136	138,197
6.20%, 09/15/43 (Call 03/15/43)	136	138,809
6.65%, 10/01/36	260	274,991
6.85%, 10/15/37	190	203,719
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	62	56,206
4.70%, 06/15/44 (Call 12/15/43)(b)	102	84,362
4.90%, 02/15/45 (Call 08/15/44)	20	16,840
5.15%, 06/01/42 (Call 12/01/41)	120	105,889
6.65%, 01/15/37	52	54,875

Security	Par (000)	Value

Pipelines (continued)
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	$227	$219,031
4.50%, 05/15/30 (Call 11/15/29)	236	225,933
5.00%, 03/15/27 (Call 09/15/26)	252	250,209
5.90%, 09/15/37 (Call 03/15/37)	60	62,102
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	190	181,489
3.50%, 03/15/25 (Call 12/15/24)	130	127,449
4.50%, 03/15/45 (Call 09/15/44)	149	124,831
5.95%, 09/25/43 (Call 03/25/43)	257	255,444
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	410	368,900
4.95%, 04/15/52 (Call 10/15/51)	150	128,355
6.13%, 03/15/33 (Call 12/15/32)	15	15,456
6.15%, 03/01/29 (Call 02/01/29)	100	103,101
6.50%, 03/30/34 (Call 12/30/33)	180	191,111
6.50%, 02/15/53 (Call 08/15/52)	265	278,950
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	515	459,611
4.88%, 02/01/31 (Call 02/01/26)	20	18,979
5.50%, 03/01/30 (Call 03/01/25)	10	9,885
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	120	114,373
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	60	62,974
7.00%, 10/15/28	20	21,357
7.63%, 04/01/37	10	11,254
Texas Eastern Transmission LP, 7.00%, 07/15/32	202	223,413
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	169	158,294
4.25%, 05/15/28 (Call 02/15/28)	145	139,649
4.63%, 03/01/34 (Call 12/01/33)	207	191,870
4.75%, 05/15/38 (Call 11/15/37)	110	99,411
4.88%, 05/15/48 (Call 11/15/47)	189	164,868
5.10%, 03/15/49 (Call 09/15/48)	229	209,756
5.60%, 03/31/34	17	16,976
5.85%, 03/15/36	95	94,931
6.10%, 06/01/40	85	86,828
6.20%, 10/15/37	234	240,746
7.25%, 08/15/38	99	111,603
7.63%, 01/15/39	135	157,292
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	150	116,684
4.00%, 03/15/28 (Call 12/15/27)	20	19,188
4.45%, 08/01/42 (Call 02/01/42)	27	23,431
4.60%, 03/15/48 (Call 09/15/47)	132	115,422
5.40%, 08/15/41 (Call 02/15/41)	58	56,567
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	195	189,631
Western Midstream Operating LP
4.05%, 02/01/30 (Call 11/01/29)	135	124,898
5.25%, 02/01/50 (Call 08/01/49)	275	243,623
5.30%, 03/01/48 (Call 09/01/47)	50	43,125
5.45%, 04/01/44 (Call 10/01/43)	85	76,356
5.50%, 08/15/48 (Call 02/15/48)	110	96,575
6.15%, 04/01/33 (Call 01/01/33)	465	472,771
6.35%, 01/15/29 (Call 12/15/28)	30	30,975
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	132	126,259
4.85%, 03/01/48 (Call 09/01/47)	200	175,525
4.90%, 01/15/45 (Call 07/15/44)	232	204,340

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.10%, 09/15/45 (Call 03/15/45)	$221	$201,791
5.40%, 03/04/44 (Call 09/04/43)	108	101,171
5.75%, 06/24/44 (Call 12/24/43)	40	39,146
5.80%, 11/15/43 (Call 05/15/43)	36	35,240
6.30%, 04/15/40	230	238,175
8.75%, 03/15/32	78	92,828
Series A, 7.50%, 01/15/31	52	57,768

		29,695,258

Real Estate — 0.1%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)(b)	1,135	932,063
4.88%, 03/01/26 (Call 12/01/25)	1,018	1,005,759
5.95%, 08/15/34 (Call 05/15/34)	75	75,762
Realty Income Corp., 3.40%, 01/15/30 (Call 10/15/29)	60	54,381

		2,067,965

Real Estate Investment Trusts — 1.1%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	470	351,524
2.75%, 12/15/29 (Call 09/15/29)	100	87,002
2.95%, 03/15/34 (Call 12/15/33)	130	104,800
3.00%, 05/18/51 (Call 11/18/50)	220	138,043
3.38%, 08/15/31 (Call 05/15/31)	87	76,397
3.55%, 03/15/52 (Call 09/15/51)	75	52,040
3.95%, 01/15/27 (Call 10/15/26)	83	80,016
3.95%, 01/15/28 (Call 10/15/27)	25	23,787
4.00%, 02/01/50 (Call 08/01/49)	165	124,303
4.50%, 07/30/29 (Call 04/30/29)	135	129,438
4.70%, 07/01/30 (Call 04/01/30)	117	112,459
4.85%, 04/15/49 (Call 10/15/48)	117	102,244
4.90%, 12/15/30 (Call 09/15/30)	119	115,817
5.15%, 04/15/53 (Call 10/15/52)	85	77,010
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)	24	23,053
4.90%, 02/15/29 (Call 11/15/28)	53	51,652
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	180	144,561
2.10%, 06/15/30 (Call 03/15/30)	215	176,964
2.30%, 09/15/31 (Call 06/15/31)	75	60,533
2.40%, 03/15/25 (Call 02/15/25)	597	577,475
2.70%, 04/15/31 (Call 01/15/31)	95	79,684
2.75%, 01/15/27 (Call 11/15/26)	365	339,931
2.90%, 01/15/30 (Call 10/15/29)	180	157,894
2.95%, 01/15/51 (Call 07/15/50)(b)	305	193,212
3.10%, 06/15/50 (Call 12/15/49)	319	208,433
3.13%, 01/15/27 (Call 10/15/26)	310	292,347
3.38%, 10/15/26 (Call 07/15/26)	430	410,049
3.55%, 07/15/27 (Call 04/15/27)	295	279,639
3.60%, 01/15/28 (Call 10/15/27)	510	479,926
3.70%, 10/15/49 (Call 04/15/49)	287	209,612
3.80%, 08/15/29 (Call 05/15/29)	315	291,566
3.95%, 03/15/29 (Call 12/15/28)	181	169,863
4.00%, 06/01/25 (Call 03/01/25)	607	595,041
4.05%, 03/15/32 (Call 12/15/31)	65	59,110
4.40%, 02/15/26 (Call 11/15/25)	565	555,585
5.25%, 07/15/28 (Call 06/15/28)	90	89,721
5.50%, 03/15/28 (Call 02/15/28)	140	140,578
5.55%, 07/15/33 (Call 04/15/33)	250	249,928
5.65%, 03/15/33 (Call 12/15/32)	140	140,783
5.90%, 11/15/33 (Call 08/15/33)	55	56,401

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	$77	$66,151
3.20%, 01/15/28 (Call 10/15/27)	30	28,111
3.30%, 06/01/29 (Call 03/01/29)	72	66,380
3.90%, 10/15/46 (Call 04/15/46)	39	30,460
4.35%, 04/15/48 (Call 10/18/47)	107	90,289
5.00%, 02/15/33 (Call 11/15/32)	290	284,427
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	230	169,739
2.55%, 04/01/32 (Call 01/01/32)	130	101,017
2.75%, 10/01/26 (Call 07/01/26)	400	370,317
2.90%, 03/15/30 (Call 12/15/29)	170	143,689
3.25%, 01/30/31 (Call 10/30/30)	264	222,265
3.40%, 06/21/29 (Call 03/21/29)	256	225,911
3.65%, 02/01/26 (Call 11/03/25)	592	569,302
4.50%, 12/01/28 (Call 09/01/28)	100	94,482
6.50%, 01/15/34 (Call 10/15/33)	120	122,698
Brixmor Operating Partnership LP
3.90%, 03/15/27 (Call 12/15/26)	65	61,924
4.05%, 07/01/30 (Call 04/01/30)	304	279,163
4.13%, 06/15/26 (Call 03/15/26)	40	38,721
4.13%, 05/15/29 (Call 02/15/29)	20	18,686
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	90	79,087
3.15%, 07/01/29 (Call 04/01/29)	55	50,034
3.35%, 11/01/49 (Call 05/01/49)	30	21,388
4.10%, 10/15/28 (Call 07/15/28)	15	14,445
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	55	45,535
2.25%, 03/15/26 (Call 02/15/26)	25	23,379
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	75	67,795
1.35%, 07/15/25 (Call 06/15/25)	40	37,845
2.10%, 04/01/31 (Call 01/01/31)	395	316,705
2.25%, 01/15/31 (Call 10/15/30)	235	192,077
2.50%, 07/15/31 (Call 04/15/31)	225	184,254
2.90%, 03/15/27 (Call 02/15/27)	125	116,403
3.10%, 11/15/29 (Call 08/15/29)	385	340,672
3.25%, 01/15/51 (Call 07/15/50)	333	224,739
3.30%, 07/01/30 (Call 04/01/30)	360	317,938
3.65%, 09/01/27 (Call 06/01/27)	370	349,195
3.70%, 06/15/26 (Call 03/15/26)	585	563,735
3.80%, 02/15/28 (Call 11/15/27)	617	581,002
4.00%, 03/01/27 (Call 12/01/26)	220	211,766
4.00%, 11/15/49 (Call 05/15/49)	215	165,391
4.15%, 07/01/50 (Call 01/01/50)	175	138,382
4.30%, 02/15/29 (Call 11/15/28)	315	299,387
4.45%, 02/15/26 (Call 11/15/25)	484	474,932
4.75%, 05/15/47 (Call 11/15/46)	214	180,854
4.80%, 09/01/28 (Call 08/01/28)	105	102,382
5.00%, 01/11/28 (Call 12/11/27)	85	83,754
5.10%, 05/01/33 (Call 02/01/33)	340	328,228
5.20%, 02/15/49 (Call 08/15/48)	206	186,328
5.60%, 06/01/29 (Call 05/01/29)	200	201,327
5.80%, 03/01/34 (Call 12/01/33)	180	182,608
CubeSmart LP
3.00%, 02/15/30 (Call 11/15/29)	30	26,187
4.38%, 02/15/29 (Call 11/15/28)(b)	5	4,755
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	654	602,971
3.70%, 08/15/27 (Call 05/15/27)	124	118,180

64	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.45%, 07/15/28 (Call 04/15/28)	$277	$268,011
5.55%, 01/15/28 (Call 12/15/27)	210	212,126
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	755	626,018
2.50%, 05/15/31 (Call 02/15/31)	165	137,783
2.90%, 11/18/26 (Call 09/18/26)	430	404,899
2.95%, 09/15/51 (Call 03/15/51)	160	101,683
3.00%, 07/15/50 (Call 01/15/50)	382	247,708
3.20%, 11/18/29 (Call 08/18/29)	668	600,360
3.40%, 02/15/52 (Call 08/15/51)	95	65,836
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	129	111,999
2.85%, 11/01/26 (Call 08/01/26)	22	20,759
3.00%, 07/01/29 (Call 04/01/29)	62	56,176
3.25%, 08/01/27 (Call 05/01/27)	15	14,086
3.50%, 03/01/28 (Call 12/01/27)	44	41,552
4.00%, 08/01/47 (Call 02/01/47)	10	7,694
4.15%, 12/01/28 (Call 09/01/28)	10	9,669
4.50%, 07/01/44 (Call 01/01/44)	60	51,590
4.50%, 06/01/45 (Call 12/01/44)	36	30,037
Essex Portfolio LP
3.00%, 01/15/30 (Call 10/15/29)	30	26,320
4.00%, 03/01/29 (Call 12/01/28)	60	56,823
4.50%, 03/15/48 (Call 09/15/47)	30	25,092
Federal Realty OP LP
3.20%, 06/15/29 (Call 03/15/29)	124	110,798
3.25%, 07/15/27 (Call 04/15/27)	575	537,141
3.50%, 06/01/30 (Call 03/01/30)	800	717,507
4.50%, 12/01/44 (Call 06/01/44)	85	69,173
5.38%, 05/01/28 (Call 04/01/28)	880	877,017
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	5	4,148
4.00%, 01/15/30 (Call 10/15/29)	24	21,597
5.30%, 01/15/29 (Call 10/15/28)	67	65,066
Healthcare Realty Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	15	12,925
Healthpeak OP LLC
3.00%, 01/15/30 (Call 10/15/29)	379	332,528
3.25%, 07/15/26 (Call 05/15/26)	320	305,679
3.50%, 07/15/29 (Call 04/15/29)	371	338,971
4.00%, 06/01/25 (Call 03/01/25)	77	75,543
5.25%, 12/15/32 (Call 09/15/32)(b)	110	107,549
6.75%, 02/01/41 (Call 08/01/40)	155	169,770
Highwoods Realty LP
3.05%, 02/15/30 (Call 11/15/29)	165	138,132
4.20%, 04/15/29 (Call 01/15/29)	40	36,055
Host Hotels & Resorts LP
Series F, 4.50%, 02/01/26 (Call 11/01/25)	150	146,822
Series H, 3.38%, 12/15/29 (Call 09/15/29)	185	163,675
Series I, 3.50%, 09/15/30 (Call 06/15/30)	375	330,594
Series J, 2.90%, 12/15/31 (Call 09/15/31)	55	45,412
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	270	200,080
3.05%, 02/15/30 (Call 11/15/29)	340	284,786
4.25%, 08/15/29 (Call 05/15/29)	245	223,543
4.75%, 12/15/28 (Call 09/15/28)	220	207,194
Kimco Realty OP LLC
2.80%, 10/01/26 (Call 07/01/26)	75	70,272
3.70%, 10/01/49 (Call 04/01/49)	52	37,385
3.80%, 04/01/27 (Call 01/01/27)	25	23,956
4.13%, 12/01/46 (Call 06/01/46)	117	89,064

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.25%, 04/01/45 (Call 10/01/44)	$80	$62,603
4.45%, 09/01/47 (Call 03/01/47)	100	79,623
Mid-America Apartments LP
2.75%, 03/15/30 (Call 12/15/29)	12	10,546
3.95%, 03/15/29 (Call 12/15/28)	22	20,992
4.20%, 06/15/28 (Call 03/15/28)	2	1,935
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)	15	12,693
3.10%, 04/15/50 (Call 10/15/49)	25	16,186
4.30%, 10/15/28 (Call 07/15/28)	45	43,203
4.80%, 10/15/48 (Call 04/15/48)	30	25,750
5.60%, 10/15/33 (Call 07/15/33)	50	49,827
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	240	190,781
3.38%, 02/01/31 (Call 11/01/30)	30	25,255
3.63%, 10/01/29 (Call 07/01/29)	152	133,485
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	5	4,757
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	160	122,757
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	210	192,708
2.13%, 10/15/50 (Call 04/15/50)(b)	100	54,601
2.25%, 04/15/30 (Call 01/15/30)	234	200,655
2.25%, 01/15/32 (Call 10/15/31)	15	12,252
2.88%, 11/15/29 (Call 08/15/29)	30	26,938
3.00%, 04/15/50 (Call 10/15/49)	106	71,681
3.05%, 03/01/50 (Call 09/01/49)	66	44,787
3.25%, 06/30/26 (Call 03/30/26)	27	25,934
3.25%, 10/01/26 (Call 07/01/26)	32	30,558
3.38%, 12/15/27 (Call 09/15/27)	10	9,440
3.88%, 09/15/28 (Call 06/15/28)	375	358,776
4.00%, 09/15/28 (Call 06/15/28)	20	19,253
4.38%, 02/01/29 (Call 11/01/28)	70	68,347
4.38%, 09/15/48 (Call 03/15/48)	125	106,215
4.63%, 01/15/33 (Call 10/15/32)	135	129,898
4.75%, 06/15/33 (Call 03/15/33)	185	179,191
4.88%, 06/15/28 (Call 05/15/28)	85	84,878
5.13%, 01/15/34 (Call 10/15/33)	100	98,980
5.25%, 06/15/53 (Call 12/15/52)	50	48,451
Realty Income Corp.
1.80%, 03/15/33 (Call 12/15/32)	40	30,037
3.25%, 06/15/29 (Call 03/15/29)	20	18,298
3.65%, 01/15/28 (Call 10/15/27)	102	96,688
4.65%, 03/15/47 (Call 09/15/46)	88	76,752
4.90%, 07/15/33 (Call 04/15/33)	140	133,571
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	150	132,721
3.60%, 02/01/27 (Call 11/01/26)	80	76,500
4.13%, 03/15/28 (Call 12/15/27)	62	59,212
4.40%, 02/01/47 (Call 08/01/46)	70	56,007
4.65%, 03/15/49 (Call 09/15/48)	70	59,255
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	110	89,344
3.90%, 10/15/29 (Call 07/15/29)	130	115,792
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	210	182,953
3.25%, 09/13/49 (Call 03/13/49)	235	163,408
3.38%, 06/15/27 (Call 03/15/27)	20	18,982
3.38%, 12/01/27 (Call 09/01/27)	175	165,062
3.80%, 07/15/50 (Call 01/15/50)	144	108,823

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.25%, 10/01/44 (Call 04/01/44)	$50	$40,861
4.25%, 11/30/46 (Call 05/30/46)	32	25,969
5.50%, 03/08/33 (Call 12/08/32)(b)	170	171,449
6.75%, 02/01/40 (Call 11/01/39)	44	48,414
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	137	134,642
Store Capital LLC, 4.63%, 03/15/29 (Call 12/15/28)	59	55,042
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	100	85,790
3.20%, 01/15/30 (Call 10/15/29)	45	40,257
3.50%, 01/15/28 (Call 10/15/27)	30	27,975
4.40%, 01/26/29 (Call 10/26/28)	45	43,072
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	75	65,462
3.25%, 10/15/26 (Call 07/15/26)	65	61,366
3.85%, 04/01/27 (Call 01/01/27)	110	104,858
4.00%, 03/01/28 (Call 12/01/27)	45	42,823
4.13%, 01/15/26 (Call 10/15/25)	160	155,756
4.38%, 02/01/45 (Call 08/01/44)	76	60,175
4.40%, 01/15/29 (Call 10/15/28)	257	246,059
4.75%, 11/15/30 (Call 08/15/30)	65	62,178
4.88%, 04/15/49 (Call 10/15/48)	119	100,682
5.70%, 09/30/43 (Call 03/30/43)	128	120,913
VICI Properties LP
4.95%, 02/15/30 (Call 12/15/29)	20	19,089
5.13%, 05/15/32 (Call 02/15/32)	215	201,924
5.63%, 05/15/52 (Call 11/15/51)	185	166,781
Welltower OP LLC
2.70%, 02/15/27 (Call 12/15/26)	240	224,128
2.75%, 01/15/31 (Call 10/15/30)	180	153,435
2.75%, 01/15/32 (Call 10/15/31)	620	515,463
2.80%, 06/01/31 (Call 03/01/31)	105	89,085
3.10%, 01/15/30 (Call 10/15/29)	215	191,721
3.85%, 06/15/32 (Call 03/15/32)	315	282,397
4.00%, 06/01/25 (Call 03/01/25)	450	441,728
4.13%, 03/15/29 (Call 12/15/28)	200	190,140
4.25%, 04/01/26 (Call 01/01/26)	336	329,438
4.25%, 04/15/28 (Call 01/15/28)	219	211,824
4.95%, 09/01/48 (Call 03/01/48)	158	142,072
6.50%, 03/15/41 (Call 09/15/40)	210	226,919
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	469	440,443
4.00%, 04/15/30 (Call 01/15/30)	522	487,835
4.75%, 05/15/26	35	34,583
6.95%, 10/01/27	210	222,670
7.38%, 03/15/32	270	304,845
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	60	55,511

		37,057,531

Retail — 0.7%
AutoNation Inc.
3.80%, 11/15/27 (Call 08/15/27)	197	183,287
3.85%, 03/01/32 (Call 12/01/31)	35	30,545
4.75%, 06/01/30 (Call 03/01/30)	296	281,416
AutoZone Inc., 4.75%, 02/01/33 (Call 11/01/32)	5	4,789
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	1,930	1,585,144
4.45%, 10/01/28 (Call 07/01/28)(b)	1,651	1,616,864
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	93	75,490

Security	Par (000)	Value

Retail (continued)
Dollar General Corp.
4.13%, 04/03/50 (Call 10/03/49)	$144	$110,017
5.20%, 07/05/28 (Call 06/05/28)(b)	65	64,926
5.45%, 07/05/33 (Call 04/05/33)(b)	80	79,386
Dollar Tree Inc., 3.38%, 12/01/51 (Call 06/01/51)	65	42,951
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	235	219,605
2.50%, 04/15/27 (Call 02/15/27)	382	355,803
2.70%, 04/15/30 (Call 01/15/30)	638	564,391
2.80%, 09/14/27 (Call 06/14/27)	140	131,184
2.95%, 06/15/29 (Call 03/15/29)	1,270	1,159,238
3.00%, 04/01/26 (Call 01/01/26)	30	28,900
3.13%, 12/15/49 (Call 06/15/49)	210	146,131
3.25%, 04/15/32 (Call 01/15/32)	155	137,469
3.30%, 04/15/40 (Call 10/15/39)	101	79,153
3.35%, 09/15/25 (Call 06/15/25)	570	556,059
3.35%, 04/15/50 (Call 10/15/49)	147	106,540
3.50%, 09/15/56 (Call 03/15/56)	155	113,518
3.63%, 04/15/52 (Call 10/15/51)	220	166,292
3.90%, 12/06/28 (Call 09/06/28)	675	653,170
3.90%, 06/15/47 (Call 12/15/46)	255	205,402
4.00%, 09/15/25 (Call 08/15/25)	65	63,977
4.20%, 04/01/43 (Call 10/01/42)	175	150,736
4.25%, 04/01/46 (Call 10/01/45)	289	246,703
4.40%, 03/15/45 (Call 09/15/44)	215	188,689
4.50%, 09/15/32 (Call 06/15/32)	315	307,850
4.50%, 12/06/48 (Call 06/06/48)	305	269,126
4.88%, 02/15/44 (Call 08/15/43)	175	164,169
4.90%, 04/15/29 (Call 03/15/29)	125	125,448
4.95%, 09/30/26 (Call 08/30/26)	125	125,058
4.95%, 09/15/52 (Call 03/15/52)(b)	40	37,850
5.13%, 04/30/25	125	125,043
5.40%, 09/15/40 (Call 03/15/40)	155	155,906
5.88%, 12/16/36	630	671,097
5.95%, 04/01/41 (Call 10/01/40)	306	326,474
Lowe’s Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)	20	16,216
2.50%, 04/15/26 (Call 01/15/26)	204	193,653
2.63%, 04/01/31 (Call 01/01/31)	245	208,917
3.00%, 10/15/50 (Call 04/15/50)	153	98,706
3.10%, 05/03/27 (Call 02/03/27)	185	174,830
3.38%, 09/15/25 (Call 06/15/25)	490	476,673
3.65%, 04/05/29 (Call 01/05/29)	365	344,137
3.70%, 04/15/46 (Call 10/15/45)	300	225,824
3.75%, 04/01/32 (Call 01/01/32)	135	122,514
4.00%, 04/15/25 (Call 03/15/25)	415	409,006
4.05%, 05/03/47 (Call 11/03/46)	280	221,819
4.25%, 04/01/52 (Call 10/01/51)	140	112,576
4.38%, 09/15/45 (Call 03/15/45)	204	172,910
4.40%, 09/08/25	60	59,270
4.45%, 04/01/62 (Call 10/01/61)	350	279,810
4.50%, 04/15/30 (Call 01/15/30)	370	359,455
4.55%, 04/05/49 (Call 10/05/48)	230	194,471
4.65%, 04/15/42 (Call 10/15/41)	105	93,910
4.80%, 04/01/26 (Call 03/01/26)	130	129,143
5.00%, 04/15/33 (Call 01/15/33)(b)	260	256,222
5.00%, 04/15/40 (Call 10/15/39)	129	122,568
5.13%, 04/15/50 (Call 10/15/49)	141	130,053
5.15%, 07/01/33 (Call 04/01/33)	175	174,161
5.50%, 10/15/35	73	75,080
5.63%, 04/15/53 (Call 10/15/52)	90	89,427

66	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.80%, 09/15/62 (Call 03/15/62)	$170	$169,705
5.85%, 04/01/63 (Call 10/01/62)	90	90,804
6.50%, 03/15/29	190	203,233
McDonald’s Corp.
3.63%, 05/01/43	93	73,242
3.63%, 09/01/49 (Call 03/01/49)	87	64,948
3.70%, 02/15/42	70	56,265
3.80%, 04/01/28 (Call 01/01/28)	25	23,999
4.20%, 04/01/50 (Call 10/01/49)	162	133,467
4.45%, 03/01/47 (Call 09/01/46)	367	315,324
4.45%, 09/01/48 (Call 03/01/48)	166	143,419
4.60%, 05/26/45 (Call 11/26/44)	100	88,979
4.70%, 12/09/35 (Call 06/09/35)	134	128,701
4.88%, 07/15/40	70	66,758
4.88%, 12/09/45 (Call 06/09/45)	200	183,789
4.95%, 08/14/33 (Call 05/14/33)	45	44,589
5.45%, 08/14/53 (Call 02/14/53)	75	74,473
5.70%, 02/01/39	141	145,152
6.30%, 10/15/37	57	62,075
6.30%, 03/01/38	30	32,642
O’Reilly Automotive Inc., 4.20%, 04/01/30 (Call 01/01/30)	92	87,328
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)(b)	205	187,839
2.25%, 03/12/30 (Call 12/12/29)	185	158,204
3.35%, 03/12/50 (Call 09/12/49)	175	123,513
3.50%, 03/01/28 (Call 12/01/27)	171	162,111
3.50%, 11/15/50 (Call 05/15/50)	315	229,999
3.55%, 08/15/29 (Call 05/15/29)	230	215,615
3.75%, 12/01/47 (Call 06/01/47)	218	168,165
4.00%, 11/15/28 (Call 08/15/28)	127	122,669
4.30%, 06/15/45 (Call 12/15/44)	77	65,721
4.45%, 08/15/49 (Call 02/15/49)	191	163,415
4.50%, 11/15/48 (Call 05/15/48)	230	198,774
4.75%, 02/15/26 (Call 01/15/26)	50	49,671
4.80%, 02/15/33 (Call 11/15/32)(b)	100	98,598
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	487	471,835
2.35%, 02/15/30 (Call 11/15/29)	226	197,137
2.50%, 04/15/26	345	329,509
2.65%, 09/15/30 (Call 06/15/30)	200	175,413
2.95%, 01/15/52 (Call 07/15/51)	105	69,703
3.38%, 04/15/29 (Call 01/15/29)	520	487,359
3.63%, 04/15/46	221	172,381
3.90%, 11/15/47 (Call 05/15/47)	100	81,533
4.00%, 07/01/42	186	160,058
4.40%, 01/15/33 (Call 10/15/32)	185	178,532
4.80%, 01/15/53 (Call 07/15/52)(b)	180	166,112
6.50%, 10/15/37	185	206,677
7.00%, 01/15/38	160	186,853
TJX Companies Inc. (The)
3.88%, 04/15/30 (Call 01/15/30)	157	148,855
4.50%, 04/15/50 (Call 10/15/49)	71	64,684
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	349	281,013
5.25%, 05/15/33 (Call 02/15/33)	340	337,889

		24,245,876

Semiconductors — 1.0%
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)	20	19,514

Security	Par (000)	Value

Semiconductors (continued)
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	$615	$512,894
2.75%, 06/01/50 (Call 12/01/49)	125	84,063
3.30%, 04/01/27 (Call 01/01/27)	1,031	986,869
3.90%, 10/01/25 (Call 07/01/25)	172	168,983
4.35%, 04/01/47 (Call 10/01/46)	266	235,853
5.10%, 10/01/35 (Call 04/01/35)	540	546,589
5.85%, 06/15/41	210	225,863
Broadcom Inc.
3.14%, 11/15/35 (Call 08/15/35)(e)	285	225,886
3.19%, 11/15/36 (Call 08/15/36)(e)	114	89,093
3.42%, 04/15/33 (Call 01/15/33)(e)	519	443,196
3.47%, 04/15/34 (Call 01/15/34)(e)	649	547,976
3.50%, 02/15/41 (Call 08/15/40)(e)	243	185,663
3.75%, 02/15/51 (Call 08/15/50)(e)	149	111,404
4.15%, 04/15/32 (Call 01/15/32)(e)	165	151,481
4.93%, 05/15/37 (Call 02/15/37)(e)	422	393,204
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	1,130	982,875
2.45%, 11/15/29 (Call 08/15/29)	640	560,470
2.60%, 05/19/26 (Call 02/19/26)	471	447,987
3.05%, 08/12/51 (Call 02/12/51)	75	49,563
3.10%, 02/15/60 (Call 08/15/59)	172	108,717
3.15%, 05/11/27 (Call 02/11/27)	320	303,239
3.20%, 08/12/61 (Call 02/12/61)	310	199,438
3.25%, 11/15/49 (Call 05/15/49)	305	210,728
3.40%, 03/25/25 (Call 02/25/25)	652	639,402
3.70%, 07/29/25 (Call 04/29/25)	1,804	1,766,896
3.73%, 12/08/47 (Call 06/08/47)	489	370,636
3.75%, 03/25/27 (Call 01/25/27)	478	462,336
3.90%, 03/25/30 (Call 12/25/29)	267	251,048
4.00%, 12/15/32	246	227,039
4.10%, 05/19/46 (Call 11/19/45)	144	118,914
4.10%, 05/11/47 (Call 11/11/46)	255	209,708
4.15%, 08/05/32 (Call 05/05/32)	205	192,645
4.25%, 12/15/42	375	319,702
4.60%, 03/25/40 (Call 09/25/39)	200	185,536
4.75%, 03/25/50 (Call 09/25/49)	283	251,327
4.80%, 10/01/41	140	130,698
4.88%, 02/10/26	120	119,614
4.88%, 02/10/28 (Call 01/10/28)	280	279,221
4.90%, 07/29/45 (Call 01/29/45)	127	120,128
4.90%, 08/05/52 (Call 02/05/52)	130	119,113
4.95%, 03/25/60 (Call 09/25/59)	165	150,514
5.00%, 02/21/31 (Call 12/21/30)	105	104,342
5.05%, 08/05/62 (Call 02/05/62)	80	73,833
5.13%, 02/10/30 (Call 12/10/29)	315	317,484
5.15%, 02/21/34 (Call 11/21/33)	135	133,675
5.20%, 02/10/33 (Call 11/10/32)	475	475,203
5.60%, 02/21/54 (Call 08/21/53)	70	69,988
5.63%, 02/10/43 (Call 08/10/42)	105	106,718
5.70%, 02/10/53 (Call 08/10/52)	245	247,586
5.90%, 02/10/63 (Call 08/10/62)	230	239,596
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	20	14,356
5.00%, 03/15/49 (Call 09/15/48)	45	43,251
5.25%, 07/15/62 (Call 01/15/62)	70	68,013
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	675	566,466
2.88%, 06/15/50 (Call 12/15/49)	216	146,036
3.13%, 06/15/60 (Call 12/15/59)	165	108,171

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.75%, 03/15/26 (Call 01/15/26)	$1,064	$1,038,374
3.80%, 03/15/25 (Call 12/15/24)	274	269,985
4.00%, 03/15/29 (Call 12/15/28)	351	338,233
4.88%, 03/15/49 (Call 09/15/48)	210	197,593
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	85	69,731
3.48%, 11/01/51 (Call 05/01/51)	210	145,876
4.19%, 02/15/27 (Call 12/15/26)	65	63,161
5.33%, 02/06/29 (Call 11/06/28)	5	5,005
5.88%, 02/09/33 (Call 11/09/32)	125	127,569
5.88%, 09/15/33 (Call 06/15/33)(b)	40	40,769
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)	870	726,799
2.85%, 04/01/30 (Call 01/01/30)	810	729,400
3.20%, 09/16/26 (Call 06/16/26)	1,510	1,455,539
3.50%, 04/01/40 (Call 10/01/39)	290	242,875
3.50%, 04/01/50 (Call 10/01/49)	307	240,522
3.70%, 04/01/60 (Call 10/01/59)	210	165,168
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	720	718,847
5.55%, 12/01/28 (Call 09/01/28)	440	444,846
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	445	368,419
2.65%, 02/15/32 (Call 11/15/31)	480	394,057
3.13%, 02/15/42 (Call 08/15/41)	30	21,322
3.15%, 05/01/27 (Call 03/01/27)	55	51,707
3.25%, 05/11/41 (Call 11/11/40)	180	132,279
3.25%, 11/30/51 (Call 05/30/51)	214	143,935
3.40%, 05/01/30 (Call 02/01/30)	220	196,942
3.88%, 06/18/26 (Call 04/18/26)	165	159,667
4.30%, 06/18/29 (Call 03/18/29)	655	625,295
4.40%, 06/01/27 (Call 05/01/27)	530	517,781
5.00%, 01/15/33 (Call 10/15/32)	305	294,733
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	260	241,789
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	275	238,361
4.50%, 05/20/52 (Call 11/20/51)	85	74,868
4.65%, 05/20/35 (Call 11/20/34)	65	63,552
4.80%, 05/20/45 (Call 11/20/44)	259	243,078
Skyworks Solutions Inc., 3.00%, 06/01/31 (Call 03/01/31)	10	8,375
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	490	447,154
1.38%, 03/12/25 (Call 02/12/25)	928	892,651
1.75%, 05/04/30 (Call 02/04/30)	490	410,040
1.90%, 09/15/31 (Call 06/15/31)	230	189,814
2.25%, 09/04/29 (Call 06/04/29)	564	497,749
2.70%, 09/15/51 (Call 03/15/51)	220	141,189
2.90%, 11/03/27 (Call 08/03/27)	670	628,900
3.65%, 08/16/32 (Call 05/16/32)	510	468,369
3.88%, 03/15/39 (Call 09/15/38)	243	213,608
4.10%, 08/16/52 (Call 02/16/52)	50	41,836
4.15%, 05/15/48 (Call 11/15/47)	300	254,759
4.60%, 02/08/27 (Call 01/08/27)	75	74,741
4.60%, 02/15/28 (Call 01/15/28)	35	34,937
4.60%, 02/08/29 (Call 01/08/29)	85	84,541
4.85%, 02/08/34 (Call 11/08/33)	80	79,520
4.90%, 03/14/33 (Call 12/14/32)	460	460,377
5.00%, 03/14/53 (Call 09/14/52)	60	57,960
5.05%, 05/18/63 (Call 11/18/62)	115	109,996
5.15%, 02/08/54 (Call 08/08/53)	75	74,314

Security	Par (000)	Value

Semiconductors (continued)
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	$120	$110,207
2.50%, 10/25/31 (Call 07/25/31)	1,245	1,053,922
3.25%, 10/25/51 (Call 04/25/51)	215	162,980
4.25%, 04/22/32 (Call 01/22/32)	360	347,655
4.50%, 04/22/52 (Call 10/22/51)	235	225,935

		34,280,349

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	45	39,124
3.48%, 12/01/27 (Call 09/01/27)	480	449,718
3.84%, 05/01/25 (Call 04/01/25)	685	670,060
4.20%, 05/01/30 (Call 02/01/30)	274	257,601

		1,416,503

Software — 1.0%
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	849	790,277
2.30%, 02/01/30 (Call 11/01/29)	2,620	2,285,448
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	770	638,743
2.85%, 01/15/30 (Call 10/15/29)	485	429,933
3.50%, 06/15/27 (Call 03/15/27)	828	791,690
4.38%, 06/15/25 (Call 03/15/25)	540	533,840
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	1,000	955,806
Electronic Arts Inc.
2.95%, 02/15/51 (Call 08/15/50)	750	498,412
4.80%, 03/01/26 (Call 12/01/25)	519	516,232
Fidelity National Information Services Inc.
4.50%, 08/15/46 (Call 02/15/46)	182	149,172
5.10%, 07/15/32 (Call 04/15/32)(b)	250	249,848
5.63%, 07/15/52 (Call 01/15/52)	80	79,125
Fiserv Inc.
3.50%, 07/01/29 (Call 04/01/29)	10	9,195
3.85%, 06/01/25 (Call 03/01/25)	2	1,960
4.40%, 07/01/49 (Call 01/01/49)	228	190,685
5.38%, 08/21/28 (Call 07/21/28)	50	50,309
5.63%, 08/21/33 (Call 05/21/33)	125	126,404
Intuit Inc.
1.35%, 07/15/27 (Call 05/15/27)	65	57,989
5.20%, 09/15/33 (Call 06/15/33)	600	605,994
5.50%, 09/15/53 (Call 03/15/53)	5	5,156
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	3,704	3,506,318
2.53%, 06/01/50 (Call 12/01/49)	595	383,414
2.92%, 03/17/52 (Call 09/17/51)	1,500	1,035,352
3.13%, 11/03/25 (Call 08/03/25)	3,572	3,472,067
3.30%, 02/06/27 (Call 11/06/26)	2,669	2,578,108
3.40%, 06/15/27 (Call 03/15/27)(e)	5	4,799
3.45%, 08/08/36 (Call 02/08/36)	620	546,155
3.50%, 02/12/35 (Call 08/12/34)	750	680,421
3.50%, 11/15/42	50	41,903
3.70%, 08/08/46 (Call 02/08/46)	235	195,485
3.75%, 02/12/45 (Call 08/12/44)	10	8,543
3.95%, 08/08/56 (Call 02/08/56)	25	21,044
4.00%, 02/12/55 (Call 08/12/54)	105	91,085
4.10%, 02/06/37 (Call 08/06/36)	235	221,399
4.20%, 11/03/35 (Call 05/03/35)	165	159,455
4.25%, 02/06/47 (Call 08/06/46)	70	64,478
4.45%, 11/03/45 (Call 05/03/45)	180	171,622

68	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.50%, 06/15/47 (Call 12/15/46)(e)	$64	$59,609
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	247	190,704
3.60%, 04/01/50 (Call 10/01/49)	617	434,250
3.80%, 11/15/37 (Call 05/15/37)	387	318,306
3.85%, 07/15/36 (Call 01/15/36)	99	83,222
3.85%, 04/01/60 (Call 10/01/59)	528	366,791
3.90%, 05/15/35 (Call 11/15/34)	322	276,394
3.95%, 03/25/51 (Call 09/25/50)	431	321,238
4.00%, 07/15/46 (Call 01/15/46)	392	301,527
4.00%, 11/15/47 (Call 05/15/47)	409	312,704
4.10%, 03/25/61 (Call 09/25/60)	309	226,166
4.13%, 05/15/45 (Call 11/15/44)	307	242,543
4.30%, 07/08/34 (Call 01/08/34)	390	353,608
4.38%, 05/15/55 (Call 11/15/54)	291	228,021
4.50%, 05/06/28 (Call 04/06/28)	25	24,522
4.50%, 07/08/44 (Call 01/08/44)	215	180,451
4.65%, 05/06/30 (Call 03/06/30)	25	24,320
4.90%, 02/06/33 (Call 11/06/32)	145	140,008
5.38%, 07/15/40	302	288,843
5.55%, 02/06/53 (Call 08/06/52)	275	263,217
6.13%, 07/08/39	219	225,367
6.25%, 11/09/32 (Call 08/09/32)	245	258,701
6.50%, 04/15/38	206	220,016
6.90%, 11/09/52 (Call 05/09/52)	495	558,500
Roper Technologies Inc., 2.95%, 09/15/29 (Call 06/15/29)	130	116,371
Salesforce Inc.
2.90%, 07/15/51 (Call 01/15/51)	425	282,688
3.05%, 07/15/61 (Call 01/15/61)	130	83,599
3.70%, 04/11/28 (Call 01/11/28)	4,610	4,448,297
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	205	164,443
VMware LLC
3.90%, 08/21/27 (Call 05/21/27)	920	877,194
4.50%, 05/15/25 (Call 04/15/25)	756	747,649
4.65%, 05/15/27 (Call 03/15/27)	425	416,022
4.70%, 05/15/30 (Call 02/15/30)	338	325,034
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	270	257,023
3.70%, 04/01/29 (Call 02/01/29)	405	378,523
3.80%, 04/01/32 (Call 01/01/32)	700	632,744

		36,776,481

Telecommunications — 1.0%
America Movil SAB de CV
4.38%, 04/22/49 (Call 10/22/48)	120	103,181
6.13%, 11/15/37	57	59,851
6.13%, 03/30/40	317	331,746
6.38%, 03/01/35	145	157,108
AT&T Inc.
3.30%, 02/01/52 (Call 08/01/51)	130	88,162
3.50%, 06/01/41 (Call 12/01/40)	305	234,115
3.50%, 09/15/53 (Call 03/15/53)	869	597,841
3.50%, 02/01/61 (Call 08/01/60)	185	123,477
3.55%, 09/15/55 (Call 03/15/55)	1,096	746,707
3.65%, 06/01/51 (Call 12/01/50)	494	353,309
3.65%, 09/15/59 (Call 03/15/59)	723	489,939
3.80%, 12/01/57 (Call 06/01/57)	690	486,874
3.85%, 06/01/60 (Call 12/01/59)	285	201,247
4.30%, 12/15/42 (Call 06/15/42)	70	59,101
4.35%, 06/15/45 (Call 12/15/44)	100	83,665
4.50%, 05/15/35 (Call 11/15/34)	549	505,162

Security	Par (000)	Value

Telecommunications (continued)
4.50%, 03/09/48 (Call 09/09/47)	$337	$281,569
4.55%, 03/09/49 (Call 09/09/48)	286	239,937
4.65%, 06/01/44 (Call 12/01/43)	85	73,095
4.75%, 05/15/46 (Call 11/15/45)	280	245,123
4.85%, 03/01/39 (Call 09/01/38)	155	142,693
4.85%, 07/15/45 (Call 01/15/45)	55	48,678
4.90%, 08/15/37 (Call 02/14/37)	168	157,076
5.15%, 03/15/42	167	159,044
5.15%, 02/15/50 (Call 08/14/49)	261	238,676
5.25%, 03/01/37 (Call 09/01/36)	232	225,225
5.35%, 09/01/40	14	13,492
5.40%, 02/15/34 (Call 11/15/33)	290	290,386
5.45%, 03/01/47 (Call 09/01/46)	105	102,023
5.55%, 08/15/41	40	39,841
5.65%, 02/15/47 (Call 08/15/46)(b)	50	50,087
5.70%, 03/01/57 (Call 09/01/56)	76	74,467
6.00%, 08/15/40 (Call 05/15/40)	150	153,769
6.30%, 01/15/38	30	31,712
6.38%, 03/01/41	75	78,913
6.55%, 02/15/39	73	78,454
Bell Telephone Co. of Canada or Bell Canada, 3.65%, 08/15/52 (Call 02/15/52)	40	29,406
British Telecommunications PLC
5.13%, 12/04/28 (Call 09/04/28)	670	673,434
9.63%, 12/15/30	1,227	1,500,563
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	712	671,887
2.95%, 02/28/26	485	467,487
3.50%, 06/15/25	235	230,606
4.80%, 02/26/27 (Call 01/26/27)	100	100,023
4.85%, 02/26/29 (Call 01/26/29)	100	100,160
4.90%, 02/26/26	65	65,028
4.95%, 02/26/31 (Call 12/26/30)	75	75,064
5.05%, 02/26/34 (Call 11/26/33)	75	75,388
5.30%, 02/26/54 (Call 08/26/53)	125	126,492
5.35%, 02/26/64 (Call 08/26/63)	135	135,992
5.50%, 01/15/40	415	428,435
5.90%, 02/15/39	452	485,058
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	27	20,893
4.38%, 11/15/57 (Call 05/15/57)	111	91,308
5.35%, 11/15/48 (Call 05/15/48)	84	80,665
5.75%, 08/15/40	53	52,974
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	248	292,458
Juniper Networks Inc., 5.95%, 03/15/41	144	142,457
Koninklijke KPN NV, 8.38%, 10/01/30	1,520	1,771,733
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	85	69,999
4.60%, 02/23/28 (Call 11/23/27)	188	184,417
4.60%, 05/23/29 (Call 02/23/29)	237	230,398
5.50%, 09/01/44	60	57,021
5.60%, 06/01/32 (Call 03/01/32)	135	135,414
Nokia OYJ, 4.38%, 06/12/27	1,355	1,298,638
Orange SA
5.38%, 01/13/42	80	78,682
5.50%, 02/06/44 (Call 08/06/43)	120	119,731
9.00%, 03/01/31	850	1,027,161
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	114	107,289
3.20%, 03/15/27 (Call 02/15/27)	40	37,661

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.70%, 11/15/49 (Call 05/15/49)	$175	$125,732
3.80%, 03/15/32 (Call 12/15/31)	45	39,978
4.30%, 02/15/48 (Call 08/15/47)	210	167,775
4.35%, 05/01/49 (Call 11/01/48)	265	212,838
4.50%, 03/15/42 (Call 09/15/41)	45	38,640
4.50%, 03/15/43 (Call 09/15/42)	87	73,576
4.55%, 03/15/52 (Call 09/15/51)	80	66,023
5.00%, 03/15/44 (Call 09/15/43)	210	189,404
5.45%, 10/01/43 (Call 04/01/43)	85	81,292
7.50%, 08/15/38	87	100,045
Sprint Capital Corp., 8.75%, 03/15/32	20	24,168
Telefonica Emisiones SA
4.10%, 03/08/27	15	14,527
4.67%, 03/06/38	175	156,059
5.21%, 03/08/47	250	224,643
7.05%, 06/20/36	403	444,032
Telefonica Europe BV, 8.25%, 09/15/30	265	300,780
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	475	444,996
3.70%, 09/15/27 (Call 06/15/27)	545	517,306
4.30%, 06/15/49 (Call 12/15/48)	211	171,451
4.60%, 11/16/48 (Call 05/16/48)	251	214,490
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	140	101,034
3.30%, 02/15/51 (Call 08/15/50)	285	196,038
3.40%, 10/15/52 (Call 04/15/52)	330	229,179
3.60%, 11/15/60 (Call 05/15/60)	430	296,330
3.88%, 04/15/30 (Call 01/15/30)	40	37,142
4.38%, 04/15/40 (Call 10/15/39)	249	218,268
4.50%, 04/15/50 (Call 10/15/49)	575	486,055
5.65%, 01/15/53 (Call 07/15/52)	275	272,983
5.75%, 01/15/54 (Call 07/15/53)	300	303,383
5.80%, 09/15/62 (Call 03/15/62)	220	222,725
Verizon Communications Inc.
2.36%, 03/15/32 (Call 12/15/31)	15	12,149
2.55%, 03/21/31 (Call 12/21/30)	81	68,240
2.88%, 11/20/50 (Call 05/20/50)	470	299,460
2.99%, 10/30/56 (Call 04/30/56)	681	423,341
3.00%, 11/20/60 (Call 05/20/60)(b)	671	407,339
3.55%, 03/22/51 (Call 09/22/50)	595	432,054
3.70%, 03/22/61 (Call 09/22/60)	667	474,437
3.85%, 11/01/42 (Call 05/01/42)	321	258,175
4.13%, 08/15/46	419	342,917
4.40%, 11/01/34 (Call 05/01/34)	646	600,444
4.50%, 08/10/33	489	460,797
4.52%, 09/15/48	205	179,369
4.67%, 03/15/55	540	476,247
4.75%, 11/01/41	299	275,158
4.81%, 03/15/39	317	295,650
4.86%, 08/21/46	643	590,287
5.01%, 04/15/49(b)	125	121,513
5.01%, 08/21/54	390	361,503
5.05%, 05/09/33 (Call 02/09/33)	110	108,900
5.25%, 03/16/37	350	348,923
5.50%, 03/16/47	82	82,536
5.85%, 09/15/35	70	73,099
6.55%, 09/15/43	80	89,118
7.75%, 12/01/30	155	176,832
Vodafone Group PLC
4.13%, 05/30/25	771	758,432
4.25%, 09/17/50	235	185,119

Security	Par (000)	Value

Telecommunications (continued)
4.38%, 05/30/28	$65	$63,886
4.38%, 02/19/43	247	207,921
4.88%, 06/19/49	460	398,173
5.00%, 05/30/38	145	139,672
5.75%, 02/10/63 (Call 08/10/62)	85	82,993
6.15%, 02/27/37	470	490,542
6.25%, 11/30/32	90	95,545
7.88%, 02/15/30	285	323,139

		33,984,469

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	249	233,638
3.55%, 11/19/26 (Call 09/19/26)	749	710,300
3.90%, 11/19/29 (Call 08/19/29)	1,106	1,014,835
6.35%, 03/15/40	55	55,742

		2,014,515

Transportation — 0.5%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	15	9,750
3.05%, 02/15/51 (Call 08/15/50)	57	38,610
3.30%, 09/15/51 (Call 03/15/51)	15	10,691
3.55%, 02/15/50 (Call 08/15/49)	53	39,919
3.90%, 08/01/46 (Call 02/01/46)	82	65,995
4.05%, 06/15/48 (Call 12/15/47)	162	133,614
4.13%, 06/15/47 (Call 12/15/46)	82	68,575
4.15%, 04/01/45 (Call 10/01/44)	87	73,224
4.15%, 12/15/48 (Call 06/15/48)	143	119,114
4.55%, 09/01/44 (Call 03/01/44)	40	35,741
4.70%, 09/01/45 (Call 03/01/45)	30	27,415
4.90%, 04/01/44 (Call 10/01/43)	80	75,485
5.15%, 09/01/43 (Call 03/01/43)	92	89,576
5.20%, 04/15/54 (Call 10/15/53)	195	190,552
5.40%, 06/01/41 (Call 12/01/40)	70	70,447
5.75%, 05/01/40 (Call 11/01/39)	55	57,488
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	585	364,770
3.20%, 08/02/46 (Call 02/02/46)	169	125,278
3.65%, 02/03/48 (Call 08/03/47)	117	92,671
3.85%, 08/05/32 (Call 05/05/32)	50	46,007
4.40%, 08/05/52 (Call 02/05/52)	105	92,471
4.45%, 01/20/49 (Call 07/20/48)	145	129,506
5.85%, 11/01/33 (Call 08/01/33)	40	42,453
6.20%, 06/01/36	150	163,449
6.25%, 08/01/34	40	43,678
6.38%, 11/15/37	51	55,840
Canadian Pacific Railway Co.
2.45%, 12/02/31 (Call 09/02/31)	70	62,173
3.10%, 12/02/51 (Call 06/02/51)	350	238,076
3.50%, 05/01/50 (Call 11/01/49)	100	73,025
4.20%, 11/15/69 (Call 05/15/69)	195	152,560
4.30%, 05/15/43 (Call 11/15/42)	157	134,287
4.80%, 09/15/35 (Call 03/15/35)	60	57,401
4.80%, 08/01/45 (Call 02/01/45)	110	99,544
5.95%, 05/15/37	85	87,852
6.13%, 09/15/2115 (Call 03/15/15)	400	420,422
7.13%, 10/15/31	110	122,889
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	1,695	1,634,114
CSX Corp. 2.40%, 02/15/30 (Call 11/15/29)	119	103,289

70	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
2.50%, 05/15/51 (Call 11/15/50)	$40	$24,331
3.35%, 09/15/49 (Call 03/15/49)	180	128,913
3.80%, 11/01/46 (Call 05/01/46)	154	121,256
3.80%, 04/15/50 (Call 10/15/49)	95	73,775
3.95%, 05/01/50 (Call 11/01/49)	138	110,279
4.10%, 11/15/32 (Call 08/15/32)	50	46,653
4.10%, 03/15/44 (Call 09/15/43)	69	58,011
4.25%, 11/01/66 (Call 05/01/66)	60	47,799
4.30%, 03/01/48 (Call 09/01/47)	220	187,658
4.40%, 03/01/43 (Call 09/01/42)	78	69,143
4.50%, 03/15/49 (Call 09/15/48)	133	116,093
4.50%, 11/15/52 (Call 05/15/52)	25	21,871
4.50%, 08/01/54 (Call 02/01/54)	160	139,202
4.65%, 03/01/68 (Call 09/01/67)	88	75,629
4.75%, 05/30/42 (Call 11/30/41)	225	207,199
4.75%, 11/15/48 (Call 05/15/48)	103	93,755
5.50%, 04/15/41 (Call 10/15/40)	160	161,448
6.00%, 10/01/36	82	87,259
6.15%, 05/01/37	79	85,584
6.22%, 04/30/40	110	119,183
FedEx Corp.
3.88%, 08/01/42	40	31,755
3.90%, 02/01/35	79	69,537
4.05%, 02/15/48 (Call 08/15/47)	210	165,090
4.10%, 04/15/43	58	47,264
4.10%, 02/01/45	155	124,209
4.40%, 01/15/47 (Call 07/15/46)	155	128,566
4.55%, 04/01/46 (Call 10/01/45)	278	236,772
4.75%, 11/15/45 (Call 05/15/45)	243	212,681
4.90%, 01/15/34	77	74,780
4.95%, 10/17/48 (Call 04/17/48)	81	72,926
5.10%, 01/15/44	160	147,938
5.25%, 05/15/50 (Call 11/15/49)(b)	301	284,031
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	132	116,001
2.90%, 08/25/51 (Call 02/25/51)	311	199,976
3.16%, 05/15/55 (Call 11/15/54)	210	137,567
3.40%, 11/01/49 (Call 05/01/49)	101	73,321
3.94%, 11/01/47 (Call 05/01/47)	200	157,977
3.95%, 10/01/42 (Call 04/01/42)	137	112,349
4.05%, 08/15/52 (Call 02/15/52)	224	178,499
4.10%, 05/15/49 (Call 11/15/48)	285	231,436
4.10%, 05/15/2121 (Call 11/15/20)	10	7,217
4.15%, 02/28/48 (Call 08/28/47)	249	205,795
4.45%, 03/01/33 (Call 12/01/32)(b)	50	47,575
4.45%, 06/15/45 (Call 12/15/44)	121	104,185
4.55%, 06/01/53 (Call 12/01/52)	40	34,618
4.65%, 01/15/46 (Call 07/15/45)	100	88,582
4.84%, 10/01/41	210	195,676
5.05%, 08/01/30 (Call 06/01/30)	175	174,758
5.35%, 08/01/54 (Call 02/01/54)	140	137,357
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	135	124,019
2.85%, 03/01/27 (Call 02/01/27)	45	42,081
2.90%, 12/01/26 (Call 10/01/26)	40	37,583
4.30%, 06/15/27 (Call 05/15/27)	40	38,928
4.63%, 06/01/25 (Call 05/01/25)	533	527,973
5.25%, 06/01/28 (Call 05/01/28)	1,105	1,106,670
5.30%, 03/15/27 (Call 02/15/27)	75	75,098
5.38%, 03/15/29 (Call 02/15/29)	100	99,890
5.65%, 03/01/28 (Call 02/01/28)	125	127,077

Security	Par (000)	Value

Transportation (continued)
6.30%, 12/01/28 (Call 11/01/28)	$115	$119,833
6.60%, 12/01/33 (Call 09/01/33)	540	578,175
Union Pacific Corp.
2.97%, 09/16/62 (Call 03/16/62)	75	46,393
3.25%, 02/05/50 (Call 08/05/49)	280	201,967
3.35%, 08/15/46 (Call 02/15/46)	59	42,602
3.38%, 02/01/35 (Call 08/01/34)	60	51,210
3.50%, 02/14/53 (Call 08/14/52)	30	22,311
3.55%, 08/15/39 (Call 02/15/39)	140	114,840
3.55%, 05/20/61 (Call 11/20/60)	110	78,430
3.60%, 09/15/37 (Call 03/15/37)	75	64,098
3.75%, 02/05/70 (Call 08/05/69)	147	107,437
3.80%, 10/01/51 (Call 04/01/51)	209	164,803
3.80%, 04/06/71 (Call 10/06/70)	175	128,097
3.84%, 03/20/60 (Call 09/20/59)	342	259,312
3.85%, 02/14/72 (Call 08/14/71)	120	88,901
3.88%, 02/01/55 (Call 08/01/54)	150	116,418
3.95%, 08/15/59 (Call 02/15/59)	105	81,442
4.00%, 04/15/47 (Call 10/15/46)	90	73,157
4.05%, 11/15/45 (Call 05/15/45)	64	52,440
4.05%, 03/01/46 (Call 09/01/45)	197	162,189
4.10%, 09/15/67 (Call 03/15/67)	115	90,345
4.30%, 03/01/49 (Call 09/01/48)	100	84,759
4.50%, 09/10/48 (Call 03/10/48)	320	280,582
4.95%, 05/15/53 (Call 11/15/52)	80	76,522
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	161	122,986
3.40%, 09/01/49 (Call 03/01/49)(b)	170	126,978
3.63%, 10/01/42	160	129,455
3.75%, 11/15/47 (Call 05/15/47)	235	185,880
4.25%, 03/15/49 (Call 09/15/48)	115	98,838
4.88%, 03/03/33 (Call 12/03/32)	200	198,504
4.88%, 11/15/40 (Call 05/15/40)	295	282,730
5.05%, 03/03/53 (Call 09/03/52)(b)	100	96,924
5.20%, 04/01/40 (Call 10/01/39)	150	149,065
5.30%, 04/01/50 (Call 10/01/49)	188	188,512
6.20%, 01/15/38	411	449,456

		18,516,340

Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	185	118,896
3.25%, 03/30/25 (Call 12/30/24)	135	131,623
3.25%, 09/15/26 (Call 06/15/26)	165	157,243
3.50%, 03/15/28 (Call 12/15/27)	100	93,783
3.50%, 06/01/32 (Call 03/01/32)	55	47,558
3.85%, 03/30/27 (Call 12/30/26)	155	148,691
4.55%, 11/07/28 (Call 08/07/28)	164	160,136
4.70%, 04/01/29 (Call 01/01/29)	80	78,210
5.20%, 03/15/44 (Call 09/15/43)	87	79,405
5.40%, 03/15/27 (Call 02/15/27)	25	25,047
5.45%, 09/15/33 (Call 06/15/33)	310	308,726
6.05%, 03/15/34 (Call 12/15/33)	305	312,231
6.90%, 05/01/34 (Call 02/01/34)	175	190,321

		1,851,870

Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27 (Call 12/20/26)	5	4,534

Water — 0.1%
American Water Capital Corp. 2.80%, 05/01/30 (Call 02/01/30)	139	121,662

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Water (continued)
3.25%, 06/01/51 (Call 12/01/50)	$20	$14,075
3.45%, 06/01/29 (Call 03/01/29)	217	201,728
3.45%, 05/01/50 (Call 11/01/49)	245	179,188
3.75%, 09/01/47 (Call 03/01/47)	312	242,147
4.00%, 12/01/46 (Call 06/01/46)	86	69,578
4.15%, 06/01/49 (Call 12/01/48)(b)	198	163,659
4.20%, 09/01/48 (Call 03/01/48)	126	105,814
4.30%, 12/01/42 (Call 06/01/42)	50	43,658
4.30%, 09/01/45 (Call 03/01/45)	30	25,595
5.45%, 03/01/54 (Call 09/01/53)	75	73,846
6.59%, 10/15/37	80	89,828
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	157	135,115
3.35%, 04/15/50 (Call 10/15/49)	248	171,454
3.57%, 05/01/29 (Call 02/01/29)	160	148,326
4.28%, 05/01/49 (Call 11/01/48)	258	207,846
5.30%, 05/01/52 (Call 11/01/51)	140	130,013
5.38%, 01/15/34 (Call 10/15/33)	25	24,562
United Utilities PLC, 6.88%, 08/15/28	40	42,372

		2,190,466

Total Corporate Bonds & Notes — 25.7% (Cost: $985,529,533)		916,438,958

Foreign Government Obligations

Canada — 0.3%
Hydro-Quebec
Series HH, 8.50%, 12/01/29	170	198,364
Series HK, 9.38%, 04/15/30	1,835	2,254,599
Series HQ, 9.50%, 11/15/30	970	1,208,975
Province of Alberta Canada
1.30%, 07/22/30	311	255,147
3.30%, 03/15/28	889	846,643
4.50%, 01/24/34	700	688,684
Province of British Columbia Canada
4.20%, 07/06/33	2,125	2,053,474
4.80%, 11/15/28	700	708,134
7.25%, 09/01/36	90	109,897
Province of Manitoba Canada
1.50%, 10/25/28	105	91,700
4.30%, 07/27/33	980	950,025
Province of Ontario Canada
1.13%, 10/07/30	355	286,220
1.60%, 02/25/31	240	197,915
1.80%, 10/14/31	295	243,110
2.13%, 01/21/32	230	193,246
Province of Quebec Canada
1.35%, 05/28/30	360	297,899
1.90%, 04/21/31	140	117,346
2.75%, 04/12/27	75	70,965
3.63%, 04/13/28	30	28,936
4.50%, 09/08/33	1,035	1,021,702
Series PD, 7.50%, 09/15/29	379	432,587

		12,255,568
Chile — 0.0%
Chile Government International Bond
2.55%, 07/27/33 (Call 04/27/33)	200	161,713
3.10%, 05/07/41 (Call 11/07/40)	325	238,360
3.10%, 01/22/61 (Call 07/22/60)	390	244,086
3.25%, 09/21/71 (Call 03/21/71)	220	137,997

Security	Par (000)	Value

Chile (continued)
3.50%, 01/31/34 (Call 10/31/33)	$205	$178,316
3.50%, 01/25/50 (Call 07/25/49)	372	269,565
3.86%, 06/21/47	260	203,831
4.95%, 01/05/36 (Call 10/05/35)	190	183,634

		1,617,502

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	217	248,594

Indonesia — 0.1%
Indonesia Government International Bond
3.05%, 03/12/51	65	45,317
3.20%, 09/23/61 (Call 03/23/61)	65	42,286
3.35%, 03/12/71	110	71,981
3.50%, 01/11/28	102	96,663
3.50%, 02/14/50	125	92,072
3.70%, 10/30/49	80	61,395
4.10%, 04/24/28	300	289,937
4.20%, 10/15/50	85	70,632
4.30%, 03/31/52 (Call 09/30/51)	15	12,655
4.35%, 01/11/48	80	69,003
4.45%, 04/15/70	552	458,288
5.35%, 02/11/49	145	144,553
5.45%, 09/20/52 (Call 03/20/52)	10	9,944
5.65%, 01/11/53 (Call 07/11/52)	520	536,931

		2,001,657

Israel — 0.0%
Israel Government International Bond
3.88%, 07/03/50	455	334,688
4.13%, 01/17/48	275	214,544
4.50%, 01/17/33	255	237,074
4.50%, 01/30/43	105	90,467
4.50%,	180	132,009
State of Israel, 3.38%, 01/15/50	115	77,130

		1,085,912

Italy — 0.1%
Republic of Italy Government International Bond
2.88%, 10/17/29	1,070	942,660
3.88%, 05/06/51	1,130	782,053
4.00%, 10/17/49	527	376,018
5.38%, 06/15/33	951	933,329

		3,034,060

Japan — 0.0%
Japan Bank for International Cooperation, 1.88%, 04/15/31	85	70,546

Mexico — 0.2%
Mexico Government International Bond
3.50%, 02/12/34 (Call 11/12/33)	35	28,927
3.77%, 05/24/61 (Call 11/24/60)	335	215,326
4.28%, 08/14/41 (Call 02/14/41)	460	365,388
4.35%, 01/15/47	212	163,411
4.40%, 02/12/52 (Call 08/12/51)	220	166,026
4.50%, 04/22/29	490	471,253
4.50%, 01/31/50 (Call 07/31/49)	377	293,297
4.60%, 01/23/46	412	328,708
4.60%, 02/10/48	337	266,367
4.75%, 03/08/44	556	459,066
5.00%, 04/27/51 (Call 10/27/50)	395	328,730
5.55%, 01/21/45(b)	360	331,505
5.75%,	449	388,199

72	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
6.00%, 05/07/36 (Call 02/07/36)	$40	$39,883
6.05%, 01/11/40	423	414,166
6.34%, 05/04/53 (Call 11/04/52)	470	459,180
6.35%, 02/09/35 (Call 11/09/34)	320	327,870
6.40%, 05/07/54 (Call 11/07/53)	200	197,330
6.75%, 09/27/34	416	438,686
7.50%, 04/08/33	540	606,082
8.30%, 08/15/31(b)	365	431,258

		6,720,658

Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	5	3,503
3.87%, 07/23/60 (Call 01/23/60)	455	254,276
4.30%, 04/29/53	215	134,990
4.50%, 05/15/47 (Call 11/15/46)	60	40,058
4.50%, 04/16/50 (Call 10/16/49)	300	195,257
4.50%, 04/01/56 (Call 10/01/55)	512	322,795
4.50%, 01/19/63 (Call 07/19/62)	330	204,684
6.40%, 02/14/35 (Call 11/14/34)	120	110,808
6.70%, 01/26/36	572	540,868
9.38%, 04/01/29	117	129,262

		1,936,501

Peru — 0.1%
Peruvian Government International Bond
2.78%, 12/01/60 (Call 06/01/60)	430	246,580
3.00%, 01/15/34 (Call 10/15/33)	235	191,052
3.23%, (Call 01/28/21)	240	137,190
3.30%, 03/11/41 (Call 09/11/40)	65	48,224
3.55%, 03/10/51 (Call 09/10/50)	150	107,646
3.60%, 01/15/72 (Call 07/15/71)	115	75,516
5.63%, 11/18/50	372	368,168
6.55%, 03/14/37	541	583,513
8.75%, 11/21/33	497	610,104

		2,367,993

Philippines — 0.1%
Philippine Government International Bond
2.95%, 05/05/45	185	127,959
3.20%, 07/06/46	140	99,673
3.70%, 03/01/41	337	275,112
3.70%, 02/02/42	242	196,625
3.95%, 01/20/40	152	129,935
5.00%, 01/13/37	257	252,956
5.50%, 01/17/48	160	162,706
5.95%, 10/13/47	20	21,248
6.38%, 01/15/32	135	145,901
6.38%, 10/23/34	297	326,102
7.75%, 01/14/31	225	259,260
9.50%, 02/02/30	167	204,940

		2,202,417

Poland — 0.0%
Republic of Poland Government International Bond
4.88%, 10/04/33 (Call 07/04/33)	365	357,369
5.50%, 04/04/53 (Call 10/04/52)	340	339,586
5.75%, 11/16/32 (Call 08/16/32)	175	182,458

		879,413

Security	Par (000)	Value

South Korea — 0.0%
Korea International Bond
3.88%, 09/20/48	$283	$240,805
4.13%, 06/10/44	555	499,585

		740,390

Supranational — 2.3%
Asian Development Bank
6.22%, 08/15/27	870	909,875
6.38%, 10/01/28	41	43,733
Council of Europe Development Bank
0.88%, 09/22/26(b)	2,385	2,172,415
3.63%, 01/26/28	980	951,210
European Investment Bank
2.38%, 05/24/27	1,375	1,289,908
4.13%, 02/13/34	500	490,305
4.88%, 02/15/36	1,393	1,444,308
Inter-American Development Bank
0.63%, 07/15/25	1,220	1,150,822
0.63%, 09/16/27	1,279	1,119,679
0.88%, 04/03/25	1,700	1,624,946
0.88%, 04/20/26	2,885	2,665,679
1.13%, 07/20/28	1,498	1,304,205
1.13%, 01/13/31	1,980	1,599,835
1.50%, 01/13/27	1,300	1,195,705
1.75%, 03/14/25	1,330	1,285,296
2.00%, 06/02/26	485	457,609
2.00%, 07/23/26	700	658,868
2.25%, 06/18/29	1,270	1,142,288
2.38%, 07/07/27	1,657	1,549,323
3.13%, 09/18/28	1,160	1,099,279
3.20%, 08/07/42	895	721,752
3.50%, 09/14/29	965	922,525
3.50%, 04/12/33	55	51,185
3.88%, 10/28/41	860	765,665
4.38%, 01/24/44	640	607,944
4.50%, 09/13/33	25	25,144
7.00%, 06/15/25	95	97,047
International Bank for Reconstruction & Development
0.38%, 07/28/25	1,055	990,651
0.50%, 10/28/25	2,055	1,915,212
0.63%, 04/22/25	1,875	1,784,742
0.65%, 02/10/26 (Call 05/10/24)(b)	345	317,192
0.75%, 03/11/25	1,220	1,167,781
0.75%, 11/24/27	3,580	3,128,969
0.75%, 08/26/30	3,480	2,766,719
0.85%, 02/10/27 (Call 05/10/24)(b)	155	137,217
0.88%, 05/14/30	2,290	1,852,204
1.13%, 09/13/28	610	528,860
1.25%, 02/10/31	855	695,187
1.38%, 04/20/28	3,650	3,231,599
1.63%, 11/03/31	2,695	2,215,782
1.75%, 10/23/29	2,857	2,481,798
1.88%, 10/27/26	2,959	2,763,198
2.13%, 03/03/25	1,730	1,680,404
2.50%, 07/29/25	3,461	3,348,346
2.50%, 11/22/27	4,300	4,015,049
2.50%, 03/29/32	1,310	1,143,984
3.13%, 11/20/25	960	933,522
3.50%, 07/12/28	220	212,211
3.88%, 02/14/30	610	593,378
4.75%, 11/14/33	2,400	2,465,275

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
4.75%, 02/15/35(b)	$1,869	$1,894,604
International Finance Corp.
0.38%, 07/16/25	770	724,016
0.75%, 10/08/26	1,305	1,184,955
0.75%, 08/27/30	1,280	1,019,773
2.13%, 04/07/26	735	698,187
3.63%, 09/15/25	2,810	2,757,923
Nordic Investment Bank
0.38%, 09/11/25	3,190	2,982,061
2.63%, 04/04/25	2,840	2,766,279
3.38%, 09/08/27	970	935,204

		82,678,832

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	225	195,942
4.98%, 04/20/55	654	608,983
5.10%, 06/18/50	657	630,848
5.75%, 10/28/34 (Call 07/28/34)	100	105,138
7.63%, 03/21/36	468	562,125

		2,103,036

Total Foreign Government Obligations — 3.4% (Cost: $128,647,569)		119,943,079

Municipal Debt Obligations

California — 0.0%
State of California GO BAB, 7.55%, 04/01/39(b)	35	42,527

Illinois — 0.0%
State of Illinois GO, 5.10%, 06/01/33	95	93,582

Total Municipal Debt Obligations — 0.0% (Cost: $139,407)		136,109

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 27.1%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/32	83	77,060
3.00%, 05/01/29	2,820	2,732,625
3.00%, 03/01/46	339	298,041
3.00%, 09/01/46	316	281,695
3.00%, 12/01/46	412	361,631
3.50%, 05/01/33	18	17,073
3.50%, 06/01/34	12	11,776
3.50%, 03/01/38	27	25,155
3.50%, 10/01/42	9	8,550
3.50%, 10/01/44	10	9,545
3.50%, 07/01/47	13	11,978
3.50%, 09/01/47	13	11,360
3.50%, 02/01/48	6	5,842
3.50%, 03/01/48	5	4,529
4.00%, 09/01/45	5	4,898
4.00%, 01/01/48	339	318,189
4.00%, 02/01/48	4	3,846
4.00%, 01/01/49	7	6,731
4.50%, 10/01/48	14	13,333
4.50%, 01/01/49	3	2,480
Federal National Mortgage Association
Series 2017-M11, Class A2, 2.98%, 08/25/29	144	132,407
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,527	1,453,860

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2021-M13, Class A2, 1.60%, 04/25/31(a)	$600	$485,158
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	1,000	812,690
Freddie Mac Multifamily Structured Pass Through Certificates
2.58%, 05/25/32 (Call 06/25/32)	5,000	4,259,717
Series K047, Class A2, 3.33%, 05/25/25 (Call 05/25/25)(a)	200	195,716
Series K048, Class A2, 3.28%, 06/25/25 (Call 08/25/25)(a)	5,314	5,194,910
Series K062, Class A2, 3.41%, 12/25/26 (Call 01/25/27)	100	96,423
Series K077, Class A2, 3.85%, 05/25/28 (Call 05/25/28)(a)	2,000	1,931,613
Series K100, Class A2, 2.67%, 09/25/29 (Call 10/25/29)	1,000	898,974
Series K101, Class A2, 2.52%, 10/25/29 (Call 01/25/30)	300	267,663
Series K115, Class A2, 1.38%, 06/25/30 (Call 07/25/30)	1,920	1,570,609
Series K131, Class A2, 1.85%, 07/25/31 (Call 09/25/31)	2,000	1,644,310
Series K735, Class A2, 2.86%, 05/25/26 (Call 06/25/26)	2,932	2,812,440
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	900	807,903
Government National Mortgage Association
1.50%, 10/20/51	231	178,516
2.00%, 07/20/50	72	58,983
2.00%, 08/20/50	3,302	2,695,454
2.00%, 09/20/50	3,968	3,238,165
2.00%, 11/20/50	1,644	1,340,980
2.00%, 12/20/50	1,701	1,386,618
2.00%, 01/20/51	2,900	2,363,763
2.00%, 02/20/51	3,900	3,178,098
2.00%, 08/20/51	4,103	3,340,344
2.00%, 10/20/51	3,136	2,551,578
2.00%, 11/20/51	864	703,047
2.00%, 12/20/51	3,202	2,604,463
2.00%, 01/20/52	10,308	8,384,401
2.00%, 03/20/52	1,373	1,116,428
2.00%, 04/20/52	3,987	3,243,475
2.00%, 03/20/54(f)	7,819	6,363,014
2.50%, 12/20/46	106	91,437
2.50%, 06/20/50	3,791	3,216,038
2.50%, 08/20/50	314	262,944
2.50%, 09/20/50	440	367,193
2.50%, 01/20/51	1,177	995,668
2.50%, 02/20/51	6,984	5,921,317
2.50%, 05/20/51	835	707,664
2.50%, 07/20/51	2,811	2,380,257
2.50%, 08/20/51	7,328	6,204,701
2.50%, 11/20/51	2,961	2,505,317
2.50%, 12/20/51	2,753	2,329,706
2.50%, 02/20/52	2,184	1,846,838
2.50%, 03/20/52	3,761	3,181,018
2.50%, 04/20/52	3,231	2,732,982
2.50%, 05/20/52	2,011	1,700,817
2.50%, 07/20/52	663	560,894
2.50%, 08/20/52	1,591	1,345,945
2.50%, 03/20/54(f)	6,585	5,572,724
3.00%, 07/20/45	52	46,709

74	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 11/20/45	$244	$217,857
3.00%, 12/20/45	42	37,585
3.00%, 01/20/46	22	19,670
3.00%, 03/20/46	387	344,701
3.00%, 04/20/46	10	9,156
3.00%, 05/20/46	26	23,342
3.00%, 08/20/46	320	284,263
3.00%, 09/20/46	768	683,012
3.00%, 11/20/46	20	17,618
3.00%, 02/15/47	24	20,966
3.00%, 03/20/47	8	7,105
3.00%, 06/20/47	25	22,324
3.00%, 10/20/47	452	401,992
3.00%, 02/20/48	17	15,359
3.00%, 04/20/49	812	721,649
3.00%, 10/15/49	139	122,565
3.00%, 01/20/50	835	738,673
3.00%, 02/20/50	175	154,552
3.00%, 07/20/50	1,490	1,314,121
3.00%, 08/20/50	260	229,259
3.00%, 12/20/50	1,138	1,002,383
3.00%, 08/20/51	2,171	1,905,771
3.00%, 09/20/51	1,613	1,415,735
3.00%, 10/20/51	3,071	2,693,973
3.00%, 11/20/51	1,379	1,209,205
3.00%, 12/20/51	1,733	1,519,314
3.00%, 02/20/52	2,491	2,182,562
3.00%, 03/20/52	2,661	2,308,518
3.00%, 05/20/52	908	795,394
3.00%, 07/20/52	887	777,171
3.00%, 09/20/52	565	495,371
3.00%, 03/20/54(f)	12,238	10,728,115
3.50%, 09/20/42	33	30,333
3.50%, 12/20/42	29	27,289
3.50%, 09/20/45	2,502	2,300,318
3.50%, 11/20/46	8	7,046
3.50%, 01/20/47	7	6,727
3.50%, 06/20/47	7	5,975
3.50%, 08/20/47	115	105,498
3.50%, 09/20/47	4,433	4,055,345
3.50%, 11/20/47	28	25,922
3.50%, 02/20/48	15	13,828
3.50%, 08/20/48	28	25,641
3.50%, 01/20/49	12	11,075
3.50%, 03/20/49	1,258	1,151,130
3.50%, 09/20/49	843	769,322
3.50%, 10/20/49	597	545,582
3.50%, 12/20/49	241	219,907
3.50%, 01/20/50	553	504,913
3.50%, 03/20/50	378	345,131
3.50%, 08/20/50	185	167,851
3.50%, 01/20/52	2,510	2,271,561
3.50%, 02/20/52	547	494,585
3.50%, 10/20/52	1,400	1,265,282
3.50%, 05/20/53	1,541	1,405,844
3.50%, 03/20/54(f)	11,024	9,970,618
4.00%, 04/20/47	57	53,355
4.00%, 07/20/47	64	60,451
4.00%, 11/20/47	13	12,529
4.00%, 04/20/48	3	2,426
4.00%, 05/15/48	4	3,740

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 05/20/48	$10	$9,199
4.00%, 08/20/48	21	20,045
4.00%, 09/20/48	55	52,047
4.00%, 11/20/48	622	585,657
4.00%, 12/20/48	1,099	1,035,806
4.00%, 02/20/49	764	720,161
4.00%, 01/20/50	2,265	2,132,752
4.00%, 02/20/50	1,877	1,767,513
4.00%, 07/20/52	259	241,357
4.00%, 09/20/52	2,829	2,632,120
4.00%, 12/20/52	690	642,349
4.00%, 03/20/54(f)	7,581	7,054,880
4.50%, 07/20/41	878	863,933
4.50%, 06/20/48	19	18,630
4.50%, 08/20/48	3	3,110
4.50%, 09/20/48	235	227,531
4.50%, 10/20/48	117	113,434
4.50%, 12/20/48	46	44,416
4.50%, 01/20/49	172	166,540
4.50%, 03/20/49	1,334	1,291,718
4.50%, 06/20/49	33	31,628
4.50%, 07/20/49	14	13,097
4.50%, 08/20/49	3	3,294
4.50%, 07/20/52	928	888,423
4.50%, 08/20/52	4,153	3,970,634
4.50%, 04/20/53	3,379	3,225,705
4.50%, 06/20/53	1,740	1,660,877
4.50%, 03/20/54(f)	2,424	2,314,647
5.00%, 04/20/48	6	5,957
5.00%, 05/20/48	3	2,639
5.00%, 11/20/48	2	1,956
5.00%, 12/20/48	4	4,201
5.00%, 01/20/49	21	21,143
5.00%, 06/20/49	322	319,660
5.00%, 07/20/52	236	230,240
5.00%, 09/20/52	1,718	1,678,372
5.00%, 04/20/53	2,515	2,456,054
5.00%, 07/20/53	4,201	4,102,036
5.00%, 03/20/54(f)	5,627	5,495,912
5.50%, 12/20/52	2,736	2,719,635
5.50%, 01/20/53	117	115,968
5.50%, 03/20/53	2,450	2,433,166
5.50%, 04/20/53	2,653	2,634,801
5.50%, 06/20/53	590	586,078
5.50%, 07/20/53	679	679,949
5.50%, 03/20/54(f)	3,250	3,228,291
6.00%, 09/20/53	1,574	1,581,747
6.00%, 10/20/53	2,363	2,374,809
6.00%, 01/20/54	667	670,248
6.00%, 03/20/54(f)	5,025	5,049,502
6.50%, 11/20/53	1,361	1,380,485
6.50%, 01/20/54	2,007	2,035,770
6.50%, 03/20/54(f)	4,066	4,121,000
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	456	394,544
1.50%, 10/01/36	384	332,458
1.50%, 11/01/36	253	220,129
1.50%, 02/01/37	2,512	2,169,077
1.50%, 03/01/37	3,592	3,104,459
1.50%, 04/01/37	602	519,953
1.50%, 08/01/37	337	290,685

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
1.50%, 03/18/39(f)	$4,631	$3,992,446
1.50%, 11/01/50	435	325,903
1.50%, 02/01/51	3,296	2,457,315
1.50%, 04/01/51	1,162	868,774
1.50%, 05/01/51	2,220	1,658,916
1.50%, 07/01/51	4,446	3,322,473
1.50%, 11/01/51	1,492	1,114,361
1.50%, 04/01/52	457	341,398
1.50%, 03/13/54(f)	1,000	745,976
2.00%, 12/01/35	1,545	1,370,354
2.00%, 02/01/36	4,464	3,965,913
2.00%, 03/01/36	686	607,486
2.00%, 05/01/36	1,474	1,308,089
2.00%, 06/01/36	1,322	1,171,739
2.00%, 08/01/36	1,162	1,029,018
2.00%, 09/01/36	1,965	1,736,160
2.00%, 10/01/36	562	496,893
2.00%, 11/01/36	1,158	1,024,054
2.00%, 12/01/36	1,561	1,379,446
2.00%, 01/01/37	3,300	2,916,700
2.00%, 02/01/37	5,866	5,179,876
2.00%, 03/01/37	2,841	2,504,660
2.00%, 04/01/37	7,984	7,036,992
2.00%, 05/01/37	3,071	2,707,107
2.00%, 06/01/37	2,235	1,970,273
2.00%, 03/18/39(f)	12,936	11,410,525
2.00%, 07/01/50	1,255	995,236
2.00%, 08/01/50	800	637,102
2.00%, 09/01/50	3,803	3,015,910
2.00%, 10/01/50	2,655	2,103,944
2.00%, 11/01/50	4,122	3,261,206
2.00%, 12/01/50	8,084	6,443,881
2.00%, 01/01/51	3,760	2,983,064
2.00%, 02/01/51	3,019	2,391,190
2.00%, 03/01/51	4,458	3,530,477
2.00%, 04/01/51	8,364	6,614,638
2.00%, 05/01/51	12,270	9,701,911
2.00%, 06/01/51	4,012	3,180,533
2.00%, 07/01/51	2,846	2,251,179
2.00%, 08/01/51	5,571	4,393,012
2.00%, 09/01/51	1,779	1,402,208
2.00%, 10/01/51	14,080	11,138,145
2.00%, 11/01/51	12,516	9,883,551
2.00%, 12/01/51	7,990	6,309,183
2.00%, 01/01/52	12,727	10,042,323
2.00%, 02/01/52	16,363	12,869,408
2.00%, 03/01/52	385	302,412
2.00%, 03/01/52(g)	26,902	21,152,038
2.00%, 05/01/52	22,625	17,801,377
2.00%, 03/13/54(f)	17,235	13,540,924
2.00%, 04/11/54(f)	8,610	6,773,991
2.50%, 01/01/32	68	63,451
2.50%, 04/01/32	310	290,267
2.50%, 06/01/32	120	112,238
2.50%, 01/01/33	58	55,128
2.50%, 11/01/34	374	341,662
2.50%, 07/01/35	511	467,066
2.50%, 10/01/35	2,110	1,924,446
2.50%, 03/01/36	860	783,348
2.50%, 05/01/36	1,763	1,600,576
2.50%, 06/01/36	450	408,810

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 07/01/36	$1,712	$1,556,070
2.50%, 08/01/36	316	286,902
2.50%, 03/01/37	1,018	923,697
2.50%, 04/01/37	1,175	1,067,521
2.50%, 05/01/37	2,052	1,863,049
2.50%, 06/01/37	863	783,435
2.50%, 03/18/39(f)	15,788	14,312,432
2.50%, 04/01/47	13	10,691
2.50%, 05/01/50	2,269	1,882,002
2.50%, 06/01/50	83	68,009
2.50%, 07/01/50	225	189,040
2.50%, 08/01/50	244	203,025
2.50%, 09/01/50	1,509	1,254,755
2.50%, 10/01/50	591	491,194
2.50%, 11/01/50	7,225	6,014,606
2.50%, 12/01/50	6,547	5,387,971
2.50%, 01/01/51	1,016	840,047
2.50%, 02/01/51	1,630	1,348,716
2.50%, 03/01/51	1,823	1,511,108
2.50%, 04/01/51	285	233,844
2.50%, 07/01/51	1,213	1,001,162
2.50%, 08/01/51	9,237	7,660,417
2.50%, 09/01/51	12,116	9,988,489
2.50%, 10/01/51	14,570	12,060,543
2.50%, 11/01/51	6,080	5,014,305
2.50%, 12/01/51	18,686	15,418,657
2.50%, 01/01/52	17,566	14,488,045
2.50%, 02/01/52	15,401	12,691,049
2.50%, 03/01/52	8,599	7,077,965
2.50%, 04/01/52	8,511	7,007,033
2.50%, 05/01/52	2,040	1,677,477
2.50%, 07/01/52	3,675	3,020,875
2.50%, 03/13/54(f)	6,954	5,712,779
3.00%, 03/01/30	839	807,239
3.00%, 01/01/31	38	35,973
3.00%, 08/01/32	72	68,022
3.00%, 10/01/33	30	28,351
3.00%, 07/01/34	8	7,016
3.00%, 09/01/34	50	46,342
3.00%, 11/01/34	24	22,216
3.00%, 12/01/34	57	53,617
3.00%, 03/01/35	182	169,969
3.00%, 07/01/35	147	137,676
3.00%, 10/01/35	457	426,523
3.00%, 07/01/37	753	699,505
3.00%, 03/18/39(f)	11,168	10,346,893
3.00%, 07/01/46	405	356,154
3.00%, 11/01/46	849	744,816
3.00%, 12/01/46	403	353,299
3.00%, 12/01/47	168	146,808
3.00%, 01/01/48	63	55,240
3.00%, 03/01/48	1,132	992,061
3.00%, 11/01/48	121	106,159
3.00%, 02/01/49	4,169	3,661,966
3.00%, 09/01/49	10	8,593
3.00%, 11/01/49	7	6,367
3.00%, 12/01/49	91	79,181
3.00%, 02/01/50	1,734	1,502,427
3.00%, 03/01/50	150	129,865
3.00%, 04/01/50	73	62,868
3.00%, 05/01/50	39	33,570

76	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 06/01/50	$3,413	$2,934,872
3.00%, 07/01/50	2,612	2,259,773
3.00%, 08/01/50	1,985	1,726,274
3.00%, 09/01/50	534	461,640
3.00%, 10/01/50	4,095	3,521,231
3.00%, 11/01/50	947	819,007
3.00%, 12/01/50	449	388,099
3.00%, 01/01/51	1,196	1,035,275
3.00%, 04/01/51	7,336	6,276,038
3.00%, 05/01/51	3,291	2,852,701
3.00%, 06/01/51	10,472	9,018,956
3.00%, 07/01/51	4,652	4,020,902
3.00%, 08/01/51	963	835,568
3.00%, 11/01/51	546	468,317
3.00%, 01/01/52	3,598	3,077,675
3.00%, 02/01/52	2,278	1,972,108
3.00%, 03/01/52	7,451	6,407,586
3.00%, 04/01/52	9,235	7,944,217
3.00%, 05/01/52	2,833	2,435,318
3.00%, 03/13/54(f)	7,140	6,106,249
3.50%, 06/01/33	18	17,590
3.50%, 11/01/33	15	13,940
3.50%, 02/01/34	374	358,774
3.50%, 07/01/34	18	17,524
3.50%, 08/01/34	11	10,083
3.50%, 01/01/35	15	14,146
3.50%, 03/18/39(f)	6,447	6,098,996
3.50%, 09/01/42	2,468	2,269,250
3.50%, 07/01/45	4,105	3,735,778
3.50%, 08/01/45	41	37,015
3.50%, 01/01/46	94	86,596
3.50%, 09/01/46	386	351,660
3.50%, 01/01/47	55	49,639
3.50%, 07/01/47	1,820	1,668,720
3.50%, 08/01/47	11	10,089
3.50%, 09/01/47	152	137,773
3.50%, 10/01/47	1,093	990,298
3.50%, 11/01/47	266	241,036
3.50%, 01/01/48	1,976	1,790,073
3.50%, 02/01/48	801	725,945
3.50%, 04/01/48	62	56,020
3.50%, 07/01/48	169	153,097
3.50%, 11/01/48	10	9,038
3.50%, 01/01/49	110	99,901
3.50%, 02/01/49	287	260,955
3.50%, 03/01/49	789	714,656
3.50%, 06/01/49	2,610	2,362,578
3.50%, 08/01/49	970	878,924
3.50%, 09/01/49	2,149	1,935,338
3.50%, 04/01/50	154	139,536
3.50%, 05/01/50	5,318	4,784,180
3.50%, 06/01/50	306	274,849
3.50%, 07/01/50	482	433,355
3.50%, 02/01/51	4,397	3,959,775
3.50%, 10/01/51	826	746,959
3.50%, 04/01/52	4,897	4,379,313
3.50%, 05/01/52	12,254	10,934,529
3.50%, 06/01/52	5,690	5,103,080
3.50%, 07/01/52	1,912	1,703,383
3.50%, 03/13/54(f)	3,828	3,405,242
4.00%, 07/01/33	10	10,057

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 08/01/37	$218	$210,203
4.00%, 09/01/37	304	293,498
4.00%, 11/01/37	431	415,173
4.00%, 02/01/38	230	221,267
4.00%, 05/01/38	197	190,239
4.00%, 11/01/38	124	119,168
4.00%, 03/18/39(f)	3,600	3,467,087
4.00%, 01/01/46	262	247,238
4.00%, 10/01/46	8	7,457
4.00%, 07/01/47	1,730	1,620,069
4.00%, 08/01/47	324	305,334
4.00%, 09/01/47	384	359,428
4.00%, 05/01/48	2,300	2,148,255
4.00%, 09/01/48	2,538	2,371,573
4.00%, 10/01/48	5	4,700
4.00%, 12/01/48	3	2,394
4.00%, 01/01/49	1,375	1,284,962
4.00%, 03/01/49	1,560	1,457,269
4.00%, 05/01/49	15	13,824
4.00%, 06/01/49	15	14,140
4.00%, 07/01/49	2,096	1,957,495
4.00%, 11/01/49	273	253,751
4.00%, 12/01/49	9	8,584
4.00%, 01/01/50	85	79,636
4.00%, 04/01/50	1,876	1,747,685
4.00%, 05/01/50	1,102	1,023,406
4.00%, 05/01/51	269	251,585
4.00%, 04/01/52	629	579,825
4.00%, 05/01/52	1,468	1,352,451
4.00%, 06/01/52	1,675	1,542,704
4.00%, 07/01/52	3,715	3,424,403
4.00%, 08/01/52	3,829	3,525,335
4.00%, 09/01/52	563	518,210
4.00%, 10/01/52	705	654,144
4.00%, 12/01/52	5,215	4,795,936
4.00%, 02/01/53	4,337	4,039,603
4.00%, 03/13/54(f)	10,300	9,475,744
4.50%, 03/18/39(f)	25	24,455
4.50%, 10/01/47	9	8,513
4.50%, 08/01/48	22	21,014
4.50%, 10/01/48	418	400,985
4.50%, 11/01/48	18	17,389
4.50%, 12/01/48	22	21,665
4.50%, 01/01/49	63	60,265
4.50%, 02/01/49	85	82,114
4.50%, 04/01/49	159	152,995
4.50%, 05/01/49	11	10,666
4.50%, 09/01/50	1,270	1,220,555
4.50%, 05/01/52	454	436,713
4.50%, 06/01/52	2,086	1,974,150
4.50%, 07/01/52	228	216,144
4.50%, 08/01/52	1,861	1,763,077
4.50%, 09/01/52	4,059	3,859,312
4.50%, 10/01/52	8,840	8,405,300
4.50%, 11/01/52	1,087	1,028,145
4.50%, 12/01/52	4,525	4,320,451
4.50%, 08/01/53	969	918,641
4.50%, 03/13/54(f)	7,470	7,070,561
5.00%, 06/01/48	131	129,290
5.00%, 04/01/49	10	10,324
5.00%, 12/01/49	374	369,293

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 08/01/52	$415	$404,349
5.00%, 09/01/52	866	847,629
5.00%, 10/01/52	869	847,944
5.00%, 11/01/52	2,015	1,962,692
5.00%, 12/01/52	1,172	1,146,802
5.00%, 01/01/53	7,961	7,740,753
5.00%, 03/01/53	610	598,434
5.00%, 04/01/53	2,182	2,116,610
5.00%, 05/01/53	645	626,076
5.00%, 06/01/53	1,378	1,346,509
5.00%, 08/01/53	5,148	4,992,715
5.00%, 03/01/54(f)	7,650	7,418,113
5.50%, 09/01/52	476	478,841
5.50%, 11/01/52	621	619,663
5.50%, 12/01/52	2,421	2,419,496
5.50%, 01/01/53	2,416	2,418,174
5.50%, 02/01/53	3,005	2,981,265
5.50%, 03/01/53	1,576	1,575,861
5.50%, 04/01/53	3,625	3,615,262
5.50%, 05/01/53	3,645	3,604,200
5.50%, 06/01/53	538	537,638
5.50%, 07/01/53	2,019	2,010,523
5.50%, 03/13/54(f)	8,626	8,532,604
6.00%, 01/01/53	500	509,647
6.00%, 06/01/53	289	291,967
6.00%, 07/01/53	1,285	1,290,587
6.00%, 08/01/53	6,886	6,994,713
6.00%, 09/01/53	4,094	4,134,784
6.00%, 11/01/53	3,287	3,314,460
6.00%, 12/01/53	668	674,983
6.00%, 02/01/54	411	415,390
6.00%, 03/13/54(f)	6,050	6,075,233
6.00%, 04/11/54(f)	3,025	3,037,144
6.50%, 09/01/53	998	1,016,852
6.50%, 10/01/53	3,985	4,097,824
6.50%, 11/01/53	2,714	2,765,093
6.50%, 12/01/53	3,578	3,679,678
6.50%, 01/01/54	797	814,383
6.50%, 02/01/54	731	753,901
6.50%, 03/13/54(f)	8,475	8,623,184

		963,372,730

U.S. Government Agency Obligations — 0.1%
Federal Home Loan Banks, 3.25%, 11/16/28	510	488,262
Federal Home Loan Mortgage Corp.,Series 1, 0.00% 11/15/38(c)	20	9,839
Federal National Mortgage Association
1.63%, 01/07/25	300	291,389
5.63%, 07/15/37	2,142	2,362,775
6.21%, 08/06/38	110	128,111
6.25%, 05/15/29	378	411,655
6.63%, 11/15/30	440	496,689
7.13%, 01/15/30	750	857,144

		5,045,864

U.S. Government Obligations — 41.3%
U.S. Treasury Note/Bond
0.25%, 05/31/25	5,830	5,502,518
0.25%, 06/30/25	4,120	3,876,984
0.25%, 07/31/25	3,850	3,610,127
0.25%, 08/31/25	5,100	4,766,707
0.25%, 09/30/25	3,300	3,074,285

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.25%, 10/31/25	$8,390	$7,790,902
0.38%, 04/30/25	3,400	3,225,352
0.38%, 11/30/25	7,650	7,097,168
0.38%, 12/31/25(b)	7,300	6,753,355
0.38%, 01/31/26	10,250	9,451,221
0.38%, 09/30/27	5,400	4,692,938
0.50%, 03/31/25	3,400	3,240,094
0.50%, 02/28/26	6,250	5,761,719
0.50%, 04/30/27	2,350	2,081,770
0.50%, 05/31/27	1,100	971,523
0.50%, 06/30/27	1,900	1,673,336
0.50%, 08/31/27	6,300	5,516,438
0.50%, 10/31/27	9,250	8,052,559
0.63%, 07/31/26	3,000	2,735,156
0.63%, 03/31/27	1,000	892,344
0.63%, 11/30/27	7,450	6,499,543
0.63%, 12/31/27	10,300	8,959,391
0.63%, 05/15/30	1,800	1,445,203
0.63%, 08/15/30	7,300	5,812,055
0.75%, 04/30/26	3,240	2,986,369
0.75%, 05/31/26	1,350	1,241,051
0.75%, 08/31/26	7,000	6,385,312
0.75%, 01/31/28	6,300	5,493,797
0.88%, 06/30/26	7,590	6,983,986
0.88%, 09/30/26	5,700	5,205,703
0.88%, 11/15/30	7,090	5,707,450
1.00%, 07/31/28	5,000	4,342,578
1.13%, 10/31/26	1,500	1,374,844
1.13%, 02/28/27	2,850	2,589,270
1.13%, 02/29/28	4,000	3,533,750
1.13%, 08/31/28	8,750	7,624,121
1.13%, 02/15/31	14,700	11,987,391
1.13%, 05/15/40	7,900	4,874,547
1.13%, 08/15/40	8,500	5,192,969
1.25%, 11/30/26	7,200	6,608,250
1.25%, 12/31/26	8,600	7,879,750
1.25%, 03/31/28	7,100	6,291,266
1.25%, 04/30/28	5,100	4,508,719
1.25%, 05/31/28	4,700	4,145,914
1.25%, 06/30/28	7,770	6,839,421
1.25%, 09/30/28	12,200	10,668,328
1.25%, 08/15/31	12,400	10,040,125
1.25%, 05/15/50	8,550	4,343,133
1.38%, 01/31/25	5,150	4,979,607
1.38%, 08/31/26	375	347,490
1.38%, 10/31/28	5,000	4,390,234
1.38%, 12/31/28	5,750	5,027,656
1.38%, 11/15/31	11,500	9,336,562
1.38%, 11/15/40	8,650	5,491,398
1.38%, 08/15/50	4,720	2,478,000
1.50%, 02/15/25	6,100	5,894,840
1.50%, 08/15/26	3,550	3,302,887
1.50%, 01/31/27	13,900	12,796,687
1.50%, 11/30/28	5,300	4,672,695
1.50%, 02/15/30	4,200	3,593,625
1.63%, 02/15/26	3,975	3,752,648
1.63%, 05/15/26	6,500	6,100,859
1.63%, 10/31/26	3,500	3,251,172
1.63%, 11/30/26	2,800	2,597,219
1.63%, 08/15/29	665	581,823
1.63%, 05/15/31	8,500	7,125,391

78	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.63%, 11/15/50	$6,100	$3,426,484
1.75%, 03/15/25	4,670	4,515,124
1.75%, 12/31/26	4,750	4,413,789
1.75%, 01/31/29	7,200	6,400,688
1.75%, 11/15/29	550	482,324
1.75%, 08/15/41	8,400	5,595,188
1.88%, 06/30/26	1,175	1,107,070
1.88%, 02/28/27	5,800	5,389,016
1.88%, 02/28/29	4,400	3,929,406
1.88%, 02/15/32	10,600	8,902,344
1.88%, 02/15/41	7,700	5,305,781
1.88%, 02/15/51	7,800	4,671,469
1.88%, 11/15/51	7,750	4,620,938
2.00%, 02/15/25	1,425	1,383,753
2.00%, 08/15/25	5,520	5,302,003
2.00%, 11/15/26	4,150	3,890,949
2.00%, 11/15/41	6,900	4,776,094
2.00%, 02/15/50	4,450	2,771,516
2.00%, 08/15/51	7,000	4,313,750
2.13%, 05/15/25	480	464,325
2.13%, 05/31/26	800	758,750
2.25%, 11/15/25	8,600	8,251,969
2.25%, 03/31/26	275	262,281
2.25%, 02/15/27	4,300	4,043,008
2.25%, 08/15/27	2,100	1,957,758
2.25%, 11/15/27	5,070	4,707,574
2.25%, 05/15/41	6,300	4,599,984
2.25%, 08/15/46	6,855	4,656,045
2.25%, 08/15/49	3,400	2,252,500
2.25%, 02/15/52	7,850	5,138,070
2.38%, 05/15/27	4,650	4,371,363
2.38%, 03/31/29	6,200	5,666,219
2.38%, 05/15/29	6,090	5,556,173
2.38%, 02/15/42	7,250	5,330,030
2.38%, 11/15/49	1,690	1,149,728
2.38%, 05/15/51	6,000	4,050,938
2.50%, 02/28/26	5,400	5,182,945
2.50%, 03/31/27	3,400	3,215,125
2.50%, 02/15/45	2,250	1,630,898
2.50%, 02/15/46	6,050	4,341,820
2.50%, 05/15/46	4,950	3,543,117
2.63%, 03/31/25	600	585,047
2.63%, 04/15/25	3,130	3,049,671
2.63%, 12/31/25	4,800	4,628,063
2.63%, 01/31/26	350	337,094
2.63%, 05/31/27	5,800	5,490,969
2.63%, 02/15/29	5,215	4,832,023
2.63%, 07/31/29	2,000	1,842,500
2.75%, 02/28/25	2,280	2,229,413
2.75%, 05/15/25	3,500	3,410,996
2.75%, 06/30/25	3,900	3,795,035
2.75%, 08/31/25	3,900	3,783,609
2.75%, 04/30/27	4,000	3,805,938
2.75%, 07/31/27	7,000	6,640,156
2.75%, 02/15/28	4,225	3,983,053
2.75%, 05/31/29	6,700	6,224,195
2.75%, 08/15/32	11,000	9,820,937
2.75%, 08/15/42	1,475	1,147,273
2.75%, 11/15/42	3,425	2,654,375
2.75%, 08/15/47	4,300	3,196,781
2.75%, 11/15/47	5,500	4,081,172

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.88%, 04/30/25	$2,160	$2,109,122
2.88%, 05/31/25	3,975	3,877,333
2.88%, 06/15/25	7,000	6,823,359
2.88%, 07/31/25	1,500	1,459,746
2.88%, 11/30/25	3,100	3,004,820
2.88%, 05/15/28	7,057	6,668,881
2.88%, 08/15/28	6,900	6,503,250
2.88%, 04/30/29	5,440	5,090,650
2.88%, 05/15/32	10,100	9,131,031
2.88%, 05/15/43	1,600	1,259,250
2.88%, 08/15/45	3,395	2,621,577
2.88%, 11/15/46	3,800	2,907,594
2.88%, 05/15/49	1,435	1,084,995
2.88%, 05/15/52	7,610	5,733,659
3.00%, 07/15/25	5,250	5,121,416
3.00%, 09/30/25	3,300	3,210,797
3.00%, 10/31/25	1,200	1,166,438
3.00%, 05/15/42	170	137,753
3.00%, 11/15/44	1,600	1,269,250
3.00%, 05/15/45	1,285	1,016,355
3.00%, 11/15/45	4,400	3,467,063
3.00%, 02/15/47	4,475	3,496,793
3.00%, 05/15/47	3,900	3,043,219
3.00%, 02/15/48	13,400	10,414,312
3.00%, 08/15/48	3,855	2,991,239
3.00%, 02/15/49	2,225	1,724,375
3.00%, 08/15/52	8,700	6,730,266
3.13%, 08/15/25	4,100	4,002,785
3.13%, 08/31/27	3,000	2,879,063
3.13%, 11/15/28	275	261,465
3.13%, 08/31/29	6,900	6,512,414
3.13%, 11/15/41	825	686,684
3.13%, 02/15/42	1,000	829,219
3.13%, 02/15/43	2,500	2,051,953
3.13%, 08/15/44	1,600	1,298,250
3.13%, 05/15/48	10,450	8,304,484
3.25%, 06/30/27	4,700	4,536,602
3.25%, 06/30/29	5,500	5,232,305
3.25%, 05/15/42	6,629	5,576,310
3.38%, 05/15/33	12,940	12,074,637
3.38%, 08/15/42	3,100	2,650,984
3.38%, 05/15/44	1,020	862,378
3.38%, 11/15/48	14,700	12,210,187
3.50%, 09/15/25	3,000	2,942,344
3.50%, 01/31/28	7,000	6,790,000
3.50%, 04/30/28	5,400	5,232,938
3.50%, 01/31/30	8,400	8,060,719
3.50%, 04/30/30	9,000	8,623,125
3.50%, 02/15/33	19,000	17,925,312
3.50%, 02/15/39	1,350	1,227,445
3.63%, 05/15/26	23,700	23,233,406
3.63%, 03/31/28	8,500	8,278,203
3.63%, 05/31/28	9,000	8,761,641
3.63%, 03/31/30	5,180	4,999,914
3.63%, 08/15/43	1,225	1,079,914
3.63%, 02/15/44	720	632,925
3.63%, 02/15/53	15,000	13,120,312
3.63%, 05/15/53	12,200	10,680,719
3.75%, 04/15/26	25,500	25,067,695
3.75%, 12/31/28	4,000	3,909,375
3.75%, 05/31/30	10,000	9,710,156

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
3.75%, 06/30/30	$12,000	$11,649,375
3.75%, 12/31/30	6,000	5,815,313
3.75%, 11/15/43	300	269,016
3.88%, 01/15/26	5,900	5,816,109
3.88%, 11/30/27	4,000	3,933,750
3.88%, 12/31/27	3,800	3,736,766
3.88%, 09/30/29	5,000	4,900,781
3.88%, 11/30/29	3,800	3,723,109
3.88%, 12/31/29	8,000	7,835,625
3.88%, 08/15/33	15,700	15,231,453
3.88%, 08/15/40	300	280,453
3.88%, 02/15/43	8,000	7,327,500
3.88%, 05/15/43	9,900	9,053,859
4.00%, 12/15/25	5,900	5,828,094
4.00%, 02/15/26	8,600	8,497,875
4.00%, 01/15/27	7,400	7,313,281
4.00%, 02/29/28	8,000	7,901,875
4.00%, 06/30/28	15,500	15,313,516
4.00%, 01/31/29(b)	8,000	7,907,500
4.00%, 10/31/29	4,900	4,831,094
4.00%, 02/28/30	15,400	15,172,609
4.00%, 07/31/30	13,500	13,291,172
4.00%, 01/31/31	6,500	6,395,391
4.00%, 02/15/34	5,200	5,098,438
4.00%, 11/15/42	5,300	4,948,875
4.00%, 11/15/52	6,800	6,369,688
4.13%, 01/31/25	4,100	4,064,285
4.13%, 06/15/26	24,273	24,047,337
4.13%, 09/30/27	3,000	2,975,859
4.13%, 10/31/27	4,800	4,761,000
4.13%, 07/31/28	14,400	14,298,750
4.13%, 08/31/30	10,200	10,109,156
4.13%, 11/15/32	12,200	12,072,281
4.13%, 08/15/53	11,300	10,826,812
4.25%, 05/31/25	4,100	4,066,207
4.25%, 10/15/25	5,140	5,098,438
4.25%, 12/31/25	3,000	2,976,797
4.25%, 01/31/26(b)	2,000	1,985,156
4.25%, 02/28/29	10,000	10,000,781
4.25%, 02/28/31	5,000	4,994,531
4.25%, 05/15/39	1,200	1,186,688
4.25%, 11/15/40	250	244,297
4.25%, 02/15/54	2,000	1,963,125
4.38%, 08/15/26	27,800	27,708,781
4.38%, 12/15/26	10,000	9,980,469
4.38%, 08/31/28	11,550	11,586,996
4.38%, 11/30/28	11,600	11,649,844
4.38%, 11/30/30	8,000	8,045,000
4.38%, 02/15/38	2,400	2,427,000
4.38%, 11/15/39	150	149,930
4.38%, 05/15/40	250	248,984
4.38%, 05/15/41	500	494,453
4.38%, 08/15/43	8,400	8,226,750
4.50%, 11/15/25	6,000	5,976,563
4.50%, 07/15/26	28,450	28,427,773
4.50%, 11/15/33	15,000	15,285,937
4.50%, 02/15/36	900	930,938
4.50%, 05/15/38	7,400	7,564,187
4.50%, 08/15/39	2,000	2,031,250
4.63%, 02/28/25(b)	4,200	4,182,281
4.63%, 06/30/25	1,500	1,495,195

Security	Par (000)	Value

U.S. Government Obligations (continued)
4.63%, 03/15/26	$12,560	$12,560,000
4.63%, 09/15/26	14,450	14,491,770
4.63%, 10/15/26	16,700	16,756,102
4.63%, 11/15/26	18,000	18,067,500
4.63%, 09/30/28	14,100	14,290,570
4.63%, 09/30/30	8,500	8,667,344
4.63%, 02/15/40	250	256,719
4.75%, 07/31/25	1,000	998,750
4.75%, 02/15/37	500	527,734
4.75%, 11/15/43	4,500	4,632,188
4.75%, 11/15/53	9,800	10,433,937
4.88%, 11/30/25	1,000	1,002,461
4.88%, 10/31/30	5,000	5,170,313
5.00%, 05/15/37	2,400	2,589,000
5.38%, 02/15/31	1,000	1,069,219
6.13%, 08/15/29(b)	1,000	1,086,328
6.25%, 05/15/30	100	110,453
6.38%, 08/15/27	800	848,938

		1,470,314,211

Total U.S. Government & Agency Obligations — 68.5% (Cost: $2,630,845,571)		2,438,732,805

Total Long-Term Investments — 99.1% (Cost: $3,799,652,715)		3,526,877,168

	Shares

Short-Term Securities

Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(h)(i)	206,414,316	206,517,523
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(h)(i)(j)	42,473,063	42,473,063

Total Short-Term Securities — 7.0% (Cost: $248,894,392)		248,990,586

Total Investments Before TBA Sales Commitments — 106.1% (Cost: $4,048,547,107)		3,775,867,754

	Par (000)

TBA Sales Commitments

Mortgage-Backed Securities — (0.4)%
Government National Mortgage Association, 2.00%, 03/20/54(f)	$(2,900)	(2,359,987)
Uniform Mortgage-Backed Securities
2.00%, 03/13/54(f)	(8,610)	(6,764,574)
6.00%, 03/13/54(f)	(3,025)	(3,037,617)
6.50%, 03/13/54(f)	(1,950)	(1,984,096)

Total TBA Sales Commitments — (0.4)% (Proceeds: $(14,107,235))		(14,146,274)

Total Investments, Net of TBA Sales Commitments — 105.7% (Cost: $4,034,439,872)		3,761,721,480

Liabilities in Excess of Other Assets — (5.7)%		(201,781,556)

Net Assets — 100.0%		$3,559,939,924

80	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware U.S. Aggregate Bond ETF

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Represents or includes a TBA transaction.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$156,530,457	$49,974,207	(a)	$—	$10,720	$2,139	$206,517,523	206,414,316	$11,985,825		$189
BlackRock Cash Funds: Treasury, SL Agency Shares	14,722,824	27,750,239	(a)	—	—	—	42,473,063	42,473,063	178,391	(b)	—

					$10,720	$2,139	$248,990,586		$12,164,216		$189

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$16,788,831	$—	$16,788,831
Collaterized Mortgage Obligations	—	34,837,386	—	34,837,386
Corporate Bonds & Notes	—	916,438,958	—	916,438,958
Foreign Government Obligations	—	119,943,079	—	119,943,079
Municipal Debt Obligations	—	136,109	—	136,109
U.S. Government & Agency Obligations	—	2,438,732,805	—	2,438,732,805
Short-Term Securities
Money Market Funds	248,990,586	—	—	248,990,586
Liabilities
Investments
TBA Sales Commitments	—	(14,146,274)	—	(14,146,274)

	$248,990,586	$3,512,730,894	$—	$3,761,721,480

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
4.75%, 03/30/30 (Call 12/30/29)	$74	$71,968
5.38%, 06/15/33 (Call 03/15/33)	97	95,969
5.40%, 10/01/48 (Call 04/01/48)	328	303,101
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	17	14,538
4.20%, 06/01/30 (Call 03/01/30)	17	16,083

		501,659

Aerospace & Defense — 0.9%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	690	656,914
4.95%, 08/15/25 (Call 05/15/25)	920	907,938
Howmet Aerospace Inc., 5.95%, 02/01/37	145	148,061
Northrop Grumman Corp.
4.90%, 06/01/34 (Call 03/01/34)	650	633,006
4.95%, 03/15/53 (Call 09/15/52)	350	323,957
5.20%, 06/01/54 (Call 12/01/53)	600	576,810
RTX Corp.
2.25%, 07/01/30 (Call 04/01/30)(a)	852	721,055
2.65%, 11/01/26 (Call 08/01/26)	25	23,526
2.82%, 09/01/51 (Call 03/01/51)	171	106,601
3.13%, 05/04/27 (Call 02/04/27)	15	14,156
3.13%, 07/01/50 (Call 01/01/50)	329	221,135
3.75%, 11/01/46 (Call 05/01/46)	237	179,939
4.05%, 05/04/47 (Call 11/04/46)	207	165,824
4.13%, 11/16/28 (Call 08/16/28)	810	777,940
4.15%, 05/15/45 (Call 11/16/44)	230	187,911
4.35%, 04/15/47 (Call 10/15/46)	35	29,243
4.50%, 06/01/42	759	663,850
4.63%, 11/16/48 (Call 05/16/48)	497	431,564
4.70%, 12/15/41	102	91,138
4.88%, 10/15/40	124	114,724
5.40%, 05/01/35	195	196,701
5.70%, 04/15/40	250	250,712
5.75%, 11/08/26 (Call 10/08/26)	20	20,291
5.75%, 01/15/29 (Call 12/15/28)	5	5,147
6.00%, 03/15/31 (Call 01/15/31)	55	57,291
6.05%, 06/01/36(a)	225	235,597
6.10%, 03/15/34 (Call 12/15/33)	30	31,720
6.13%, 07/15/38	315	332,705
7.50%, 09/15/29	525	582,762

		8,688,218

Agriculture — 0.8%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)(a)	208	195,842
2.70%, 09/15/51 (Call 03/15/51)	295	186,872
3.25%, 03/27/30 (Call 12/27/29)	70	63,330
3.75%, 09/15/47 (Call 03/15/47)	69	52,384
4.02%, 04/16/43	128	105,055
4.50%, 03/15/49 (Call 09/15/48)	135	117,845
4.54%, 03/26/42	5	4,488
5.38%, 09/15/35	134	134,798
5.94%, 10/01/32(a)	222	234,815
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	4,115	3,895,428
2.75%, 05/14/31 (Call 02/14/31)(a)	118	100,394
3.25%, 08/15/26 (Call 05/15/26)	1,463	1,394,789
3.75%, 09/25/27 (Call 06/25/27)	1,757	1,680,935

		8,166,975

Security	Par (000)	Value

Airlines — 0.1%
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	$270	$233,384
3.45%, 11/16/27 (Call 08/16/27)(a)	139	130,672
5.13%, 06/15/27 (Call 04/15/27)	212	211,284

		575,340

Apparel — 0.5%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	540	508,002
2.75%, 03/27/27 (Call 01/27/27)	135	127,291
2.85%, 03/27/30 (Call 12/27/29)	34	30,562
3.25%, 03/27/40 (Call 09/27/39)	18	14,348
3.38%, 11/01/46 (Call 05/01/46)	56	42,321
3.38%, 03/27/50 (Call 09/27/49)(a)	218	165,285
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	665	655,687
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)(a)	45	40,010
3.75%, 09/15/25 (Call 07/15/25)	98	95,778
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)(a)	460	436,859
4.25%, 04/01/25 (Call 01/01/25)	162	159,509
7.85%, 11/27/33 (Call 08/27/33)(a)	300	324,587
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	915	877,821
2.80%, 04/23/27 (Call 02/23/27)	1,358	1,231,296
2.95%, 04/23/30 (Call 01/23/30)(a)	413	340,678

		5,050,034

Auto Manufacturers — 1.0%
American Honda Finance Corp.
2.30%, 09/09/26	1,247	1,169,611
3.50%, 02/15/28	238	226,020
4.60%, 04/17/30(a)	30	29,382
4.90%, 01/10/34	120	117,047
4.95%, 01/09/26	175	174,468
5.00%, 05/23/25(a)	235	234,382
5.13%, 07/07/28	35	35,283
5.25%, 07/07/26(a)	125	125,878
5.65%, 11/15/28	10	10,282
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)(a)	1,316	1,063,007
2.60%, 09/01/50 (Call 03/01/50)(a)	110	68,986
4.88%, 10/01/43 (Call 04/01/43)	235	221,752
4.90%, 02/20/29 (Call 01/20/29)	50	49,751
5.15%, 02/20/34 (Call 11/20/33)	30	29,970
5.45%, 02/20/54 (Call 08/20/53)	30	30,157
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	40	32,836
7.40%, 11/01/46	455	487,422
Ford Motor Credit Co. LLC
3.63%, 06/17/31 (Call 03/17/31)	390	332,404
4.00%, 11/13/30 (Call 08/13/30)	250	220,990
5.11%, 05/03/29 (Call 02/03/29)	5	4,819
7.12%, 11/07/33 (Call 08/07/33)	500	533,426
General Motors Co.
5.00%, 04/01/35	91	85,079
5.15%, 04/01/38 (Call 10/01/37)	127	117,568
5.20%, 04/01/45	190	167,707
5.40%, 04/01/48 (Call 10/01/47)	151	135,436
5.60%, 10/15/32 (Call 07/15/32)(a)	20	19,942
5.95%, 04/01/49 (Call 10/01/48)(a)	191	183,547
6.25%, 10/02/43	256	256,937

82	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
6.60%, 04/01/36 (Call 10/01/35)	$283	$296,685
6.75%, 04/01/46 (Call 10/01/45)	158	166,998
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	35	28,523
2.70%, 06/10/31 (Call 03/10/31)	185	152,220
3.10%, 01/12/32 (Call 10/12/31)(a)	210	175,391
3.60%, 06/21/30 (Call 03/21/30)	180	161,429
4.30%, 04/06/29 (Call 02/06/29)	200	189,681
5.65%, 01/17/29 (Call 10/17/28)	109	109,844
5.80%, 06/23/28 (Call 05/23/28)	105	106,507
6.10%, 01/07/34 (Call 10/07/33)	355	358,595
6.40%, 01/09/33 (Call 10/09/32)	235	244,037
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)(a)	310	272,195
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	548	664,936
Toyota Motor Corp., 3.67%, 07/20/28(a)	28	27,151
Toyota Motor Credit Corp.
1.90%, 09/12/31	30	24,375
2.15%, 02/13/30	235	201,893
2.40%, 01/13/32	10	8,364
3.20%, 01/11/27	25	23,885
3.38%, 04/01/30	78	71,693
3.65%, 01/08/29	28	26,495
4.70%, 01/12/33(a)	380	374,718
5.00%, 08/14/26	50	49,991

		9,899,695

Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	402	251,692
4.35%, 03/15/29 (Call 12/15/28)	132	127,559
4.40%, 10/01/46 (Call 04/01/46)	26	20,420
5.40%, 03/15/49 (Call 09/15/48)(a)	108	97,925
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)	440	379,410
4.15%, 05/01/52 (Call 11/01/51)	335	255,706
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	73	59,418
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)(a)	97	86,683
3.55%, 01/15/52 (Call 07/15/51)	92	62,366
3.80%, 09/15/27 (Call 06/15/27)(a)	65	62,210
4.25%, 05/15/29 (Call 02/15/29)	160	152,248
5.25%, 05/15/49 (Call 11/15/48)	163	146,373
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)	50	49,079

		1,751,089

Banks — 22.1%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	2,067	2,021,500
4.75%, 01/18/27	250	249,125
Banco Bilbao Vizcaya Argentaria SA 1.13%, 09/18/25	6,045	5,650,546
5.86%, 09/14/26 (Call 09/14/25), (1-year CMT + 2.300%)(b)	465	464,850
6.14%, 09/14/28 (Call 09/14/27), (1-year CMT + 2.700%)(b)	280	283,882
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(b)	695	628,550
2.75%, 12/03/30	40	32,575

Security	Par (000)	Value

Banks (continued)
2.96%, 03/25/31(a)	$435	$370,488
3.23%, 11/22/32 (Call 08/22/31), (1-year CMT + 1.600%)(b)	260	214,612
3.49%, 05/28/30	180	161,292
3.80%, 02/23/28	210	197,802
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(b)	265	253,679
4.25%, 04/11/27	545	525,130
4.38%, 04/12/28	335	321,882
5.18%, 11/19/25	200	197,208
5.59%, 08/08/28	200	201,550
6.61%, 11/07/28	215	225,907
6.92%, 08/08/33(a)	575	597,366
6.94%, 11/07/33	200	218,044
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30), (1-day SOFR + 1.530%)(b)	165	133,861
1.92%, 10/24/31 (Call 10/24/30), (1-day SOFR + 1.370%)(b)	215	173,493
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(b)	200	175,508
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(b)	415	335,728
2.48%, 09/21/36 (Call 09/21/31), (5-year CMT + 1.200%)(b)	421	332,518
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(a)(b)	235	200,343
2.55%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(b)	240	221,958
2.57%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.210%)(b)	270	221,547
2.59%, 04/29/31 (Call 04/29/30), (1-day SOFR + 2.150%)(b)	68	57,965
2.68%, 06/19/41 (Call 06/19/40), (1-day SOFR + 1.930%)(b)	274	191,123
2.69%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.320%)(b)	742	621,040
2.83%, 10/24/51 (Call 10/24/50), (1-day SOFR + 1.880%)(b)	320	205,160
2.88%, 10/22/30 (Call 10/22/29), (3-mo. SOFR + 1.452%)(b)	223	196,516
2.97%, 02/04/33 (Call 02/04/32), (1-day SOFR + 1.330%)(b)	375	314,933
2.97%, 07/21/52 (Call 07/21/51), (1-day SOFR + 1.560%)(a)(b)	615	408,722
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(b)	272	244,727
3.25%, 10/21/27 (Call 10/21/26)	2,123	2,005,376
3.31%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.580%)(b)	320	242,540
3.38%, 04/02/26 (Call 04/02/25), (1-day SOFR + 1.330%)(b)	185	180,656
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.302%)(b)	750	700,858
3.50%, 04/19/26	75	72,671
3.59%, 07/21/28 (Call 07/21/27), (3-mo. SOFR + 1.632%)(a)(b)	138	130,676
3.71%, 04/24/28 (Call 04/24/27), (3-mo. SOFR + 1.774%)(b)	302	287,621
3.82%, 01/20/28 (Call 01/20/27), (3-mo. SOFR + 1.837%)(b)	238	228,651

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.85%, 03/08/37 (Call 03/08/32), (5-year CMT + 2.000%)(a)(b)	$475	$414,694
3.95%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.452%)(b)	41	32,928
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(b)	362	344,352
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(b)	78	73,307
4.08%, 04/23/40 (Call 04/23/39), (3-mo. SOFR + 1.582%)(b)	115	98,390
4.08%, 03/20/51 (Call 03/20/50), (3-mo. SOFR + 3.412%)(b)	1,135	916,599
4.24%, 04/24/38 (Call 04/24/37), (3-mo. SOFR + 2.076%)(b)	667	592,492
4.25%, 10/22/26	413	403,893
4.27%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.572%)(b)	502	482,295
4.33%, 03/15/50 (Call 03/15/49), (3-mo. SOFR + 1.782%)(b)	458	385,723
4.38%, 04/27/28 (Call 04/27/27), (1-day SOFR + 1.580%)(b)	125	121,663
4.44%, 01/20/48 (Call 01/20/47), (3-mo. SOFR + 2.252%)(b)	592	509,281
4.45%, 03/03/26	274	269,472
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(b)	865	814,083
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(b)	45	44,615
4.88%, 04/01/44	308	290,734
5.00%, 01/21/44	561	536,536
5.02%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.160%)(b)	1,162	1,132,001
5.08%, 01/20/27 (Call 01/20/26), (1-day SOFR + 1.290%)(b)	240	238,464
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(b)	515	512,085
5.29%, 04/25/34 (Call 04/25/33), (1-day SOFR + 1.910%)(b)	650	640,627
5.47%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.650%)(b)	500	498,670
5.87%, 09/15/34 (Call 09/15/33), (1-day SOFR + 1.840%)(b)	420	430,707
5.88%, 02/07/42	631	671,127
6.11%, 01/29/37	662	693,820
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(b)	285	293,833
6.22%, 09/15/26	195	199,191
7.75%, 05/14/38	382	458,374
Series L, 4.18%, 11/25/27 (Call 11/25/26)	579	559,113
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(b)	265	221,668
Series N, 3.48%, 03/13/52 (Call 03/13/51), (1-day SOFR + 1.650%)(b)	385	282,327
Bank of America NA, 6.00%, 10/15/36	254	264,893
Bank of Montreal
3.09%, 01/10/37 (Call 01/10/32), (5-year CMT + 1.400%)(b)	160	129,584
3.80%, 12/15/32 (Call 12/15/27), (5-year USD Swap + 1.432%)(b)	951	874,744
5.20%, 02/01/28 (Call 01/01/28)	140	140,519
5.27%, 12/11/26	60	60,145

Security	Par (000)	Value

Banks (continued)
5.30%, 06/05/26	$30	$30,073
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	2,785	2,675,451
2.45%, 08/17/26 (Call 05/17/26)	2,636	2,478,280
2.80%, 05/04/26 (Call 02/04/26)	1,850	1,766,039
3.25%, 05/16/27 (Call 02/16/27)	503	477,764
3.30%, 08/23/29 (Call 05/23/29)	281	257,804
3.40%, 01/29/28 (Call 10/29/27)	951	899,500
3.44%, 02/07/28 (Call 02/07/27), (3-mo. SOFR + 1.331%)(b)	985	941,427
3.85%, 04/28/28	1,153	1,112,085
3.95%, 11/18/25 (Call 10/18/25)	395	386,506
6.32%, 10/25/29 (Call 10/25/28), (1-day SOFR + 1.598%)(b)	110	115,247
6.47%, 10/25/34 (Call 10/25/33), (1-day SOFR + 1.845%)(b)	65	70,320
Bank of Nova Scotia (The)
1.05%, 03/02/26	1,868	1,722,482
1.30%, 06/11/25	5,753	5,467,899
1.30%, 09/15/26 (Call 06/15/26)	50	45,508
1.35%, 06/24/26	388	356,121
1.95%, 02/02/27	333	305,626
2.15%, 08/01/31	323	263,937
2.70%, 08/03/26(a)	634	598,685
2.95%, 03/11/27	630	593,051
4.50%, 12/16/25	1,765	1,734,614
4.75%, 02/02/26	1,000	992,371
5.25%, 06/12/28	320	321,595
5.35%, 12/07/26	175	175,692
5.65%, 02/01/34	90	91,419
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (3-mo. SOFR + 2.090%)(b)	40	33,280
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)(a)	55	50,229
Barclays PLC
2.67%, 03/10/32 (Call 03/10/31), (1-year CMT + 1.200%)(b)	358	292,286
2.89%, 11/24/32 (Call 11/24/31), (1-year CMT + 1.300%)(b)	710	578,159
3.56%, 09/23/35 (Call 09/23/30), (5-year CMT + 2.900%)(b)	268	224,878
3.65%, 03/16/25	15	14,687
4.34%, 01/10/28 (Call 01/10/27)	200	192,132
4.38%, 01/12/26	205	200,778
4.84%, 05/09/28 (Call 05/07/27)	676	650,729
4.95%, 01/10/47	202	183,815
4.97%, 05/16/29 (Call 05/16/28), (3-mo. LIBOR US + 1.902%)(b)	432	420,015
5.09%, 06/20/30 (Call 06/20/29), (3-mo. LIBOR US + 3.054%)(b)	823	779,005
5.20%, 05/12/26	20	19,758
5.25%, 08/17/45	285	271,782
5.30%, 08/09/26 (Call 08/09/25), (1-year CMT + 2.300%)(b)	930	924,275
6.22%, 05/09/34 (Call 05/09/33), (1-day SOFR + 2.980%)(b)	200	202,461
6.69%, 09/13/34 (Call 09/13/33), (1-day SOFR + 2.620%)(b)	70	73,200
7.12%, 06/27/34 (Call 06/27/33), (1-day SOFR + 3.570%)(a)(b)	485	502,933
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(b)	505	533,704

84	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
7.44%, 11/02/33 (Call 11/02/32), (1-year CMT + 3.500%)(b)	$110	$120,365
BPCE SA, 3.38%, 12/02/26	2,395	2,296,021
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (Call 03/07/32)(a)	160	142,835
5.00%, 04/28/28 (Call 03/28/28)	105	104,621
5.62%, 07/17/26(a)	20	20,193
5.93%, 10/02/26	100	101,771
5.99%, 10/03/28 (Call 09/03/28)	100	103,586
6.09%, 10/03/33 (Call 07/03/33)(a)	560	581,520
Citigroup Inc.
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(b)	129	106,189
2.57%, 06/03/31 (Call 06/03/30), (1-day SOFR + 2.107%)(b)	270	228,381
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(b)	50	42,871
2.98%, 11/05/30 (Call 11/05/29), (1-day SOFR + 1.422%)(b)	273	240,834
3.06%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.351%)(b)	380	319,273
3.11%, 04/08/26 (Call 04/08/25), (1-day SOFR + 2.842%)(b)	168	163,545
3.20%, 10/21/26 (Call 07/21/26)	36	34,191
3.30%, 04/27/25	138	134,943
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(b)	314	294,948
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(b)	333	315,661
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(b)	823	729,210
3.88%, 03/26/25	20	19,617
3.88%, 01/24/39 (Call 01/24/38), (3-mo. SOFR + 1.430%)(b)	156	131,244
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(b)	411	394,938
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(b)	242	226,904
4.08%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.454%)(b)	243	231,857
4.13%, 07/25/28	282	267,633
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(b)	458	387,085
4.30%, 11/20/26	21	20,455
4.40%, 06/10/25	111	109,385
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(b)	676	638,717
4.45%, 09/29/27	680	658,796
4.60%, 03/09/26	45	44,260
4.65%, 07/30/45(a)	386	344,565
4.65%, 07/23/48 (Call 06/23/48)	575	512,483
4.75%, 05/18/46	205	179,305
4.91%, 05/24/33 (Call 05/24/32), (1-day SOFR + 2.086%)(b)	240	229,884
5.17%, 02/13/30 (Call 02/13/29), (1-day SOFR + 1.364%)(b)	165	163,322
5.30%, 05/06/44	150	143,310
5.32%, 03/26/41 (Call 03/26/40), (1-day SOFR + 4.548%)(b)	230	225,019
5.50%, 09/13/25	212	211,496

Security	Par (000)	Value

Banks (continued)
5.61%, 09/29/26 (Call 09/29/25), (1-day SOFR + 1.546%)(b)	$85	$85,098
5.83%, 02/13/35 (Call 02/13/34), (1-day SOFR + 2.056%)(b)	275	269,001
5.88%, 02/22/33	167	169,915
5.88%, 01/30/42	390	409,867
6.00%, 10/31/33	259	267,726
6.13%, 08/25/36	210	217,073
6.17%, 05/25/34 (Call 05/25/33), (1-day SOFR + 2.661%)(b)	400	402,745
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(a)(b)	347	364,199
6.63%, 01/15/28(a)	469	497,126
6.63%, 06/15/32	334	355,706
6.68%, 09/13/43	36	39,477
8.13%, 07/15/39	633	801,493
Citizens Bank NA/Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	160	153,750
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)(a)	82	67,972
2.85%, 07/27/26 (Call 04/27/26)	67	62,606
3.25%, 04/30/30 (Call 01/30/30)	159	137,556
Comerica Bank, 4.00%, 07/27/25(a)	985	954,736
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)(a)	361	324,504
Cooperatieve Rabobank UA
3.75%, 07/21/26	160	153,362
4.38%, 08/04/25	115	112,766
5.25%, 05/24/41(a)	160	161,656
5.75%, 12/01/43	212	212,784
Credit Suisse AG/New York
1.25%, 08/07/26	70	63,573
2.95%, 04/09/25	255	247,664
5.00%, 07/09/27	300	297,160
7.50%, 02/15/28(a)	640	689,347
Deutsche Bank AG, 4.10%, 01/13/26	489	476,722
Deutsche Bank AG/New York
2.13%, 11/24/26 (Call 11/24/25), (1-day SOFR + 1.870%)(b)	175	164,083
2.31%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(b)	700	635,818
2.55%, 01/07/28 (Call 01/07/27), (1-day SOFR + 1.318%)(b)	680	619,347
3.04%, 05/28/32 (Call 05/28/31), (1-day SOFR + 1.718%)(b)	447	369,436
3.55%, 09/18/31 (Call 09/18/30), (1-day SOFR + 3.043%)(b)	742	642,758
4.10%, 01/13/26	417	407,063
4.88%, 12/01/32 (Call 12/01/27), (5-year USD ICE Swap + 2.553%)(b)	30	27,744
7.08%, 02/10/34 (Call 11/10/32), (1-day SOFR + 3.650%)(b)	215	214,613
7.15%, 07/13/27 (Call 07/13/26), (1-day SOFR + 2.520%)(b)	150	153,957
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	250	211,976
3.45%, 07/27/26 (Call 04/27/26)	415	393,525
4.65%, 09/13/28 (Call 06/13/28)	465	443,982
Fifth Third Bancorp.
4.34%, 04/25/33 (Call 04/25/32), (1-day SOFR + 1.660%)(a)(b)	10	9,057

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.77%, 07/28/30 (Call 07/28/29), (1-day SOFR + 2.127%)(b)	$25	$23,837
8.25%, 03/01/38	283	334,576
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	5	4,674
Goldman Sachs Capital I, 6.35%, 02/15/34(a)	426	436,865
Goldman Sachs Group Inc. (The)
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(b)	185	169,409
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(b)	374	299,849
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(b)	714	581,006
2.60%, 02/07/30 (Call 11/07/29)	53	45,981
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(b)	564	468,768
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(b)	270	250,147
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(b)	304	250,703
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(b)	195	138,211
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(b)	564	477,973
3.21%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.513%)(b)	155	115,314
3.44%, 02/24/43 (Call 02/24/42), (1-day SOFR + 1.632%)(b)	115	87,508
3.50%, 04/01/25 (Call 03/01/25)	45	44,070
3.50%, 11/16/26 (Call 11/16/25)	785	752,963
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.772%)(a)(b)	159	151,665
3.75%, 05/22/25 (Call 02/22/25)	155	152,012
3.75%, 02/25/26 (Call 11/25/25)	389	379,280
3.80%, 03/15/30 (Call 12/15/29)	114	105,996
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.420%)(b)	324	306,065
3.85%, 01/26/27 (Call 01/26/26)	887	857,035
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.635%)(b)	326	279,192
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.563%)(b)	827	792,972
4.25%, 10/21/25	336	329,963
4.41%, 04/23/39 (Call 04/23/38), (3-mo. SOFR + 1.692%)(b)	270	239,121
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(b)	100	97,556
4.75%, 10/21/45 (Call 04/21/45)	682	622,413
4.80%, 07/08/44 (Call 01/08/44)	627	570,998
5.15%, 05/22/45	143	136,657
5.80%, 08/10/26 (Call 08/10/25), (1-day SOFR + 1.075%)(b)	100	100,545
5.95%, 01/15/27	328	334,741
6.13%, 02/15/33(a)	656	703,491
6.25%, 02/01/41	813	877,466
6.45%, 05/01/36	235	251,030
6.48%, 10/24/29 (Call 10/24/28), (1-day SOFR + 1.770%)(b)	235	246,311
6.56%, 10/24/34 (Call 10/24/33), (1-day SOFR + 1.950%)(b)	20	21,607
6.75%, 10/01/37	1,003	1,090,764
HSBC Bank USA NA, 7.00%, 01/15/39	250	284,804

Security	Par (000)	Value

Banks (continued)
HSBC Bank USA NA/New York
5.63%, 08/15/35	$250	$244,997
5.88%, 11/01/34	265	273,829
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26), (1-day SOFR + 1.290%)(b)	1,101	1,007,843
1.65%, 04/18/26 (Call 04/18/25), (1-day SOFR + 1.538%)(b)	510	486,624
2.21%, 08/17/29 (Call 08/17/28), (1-day SOFR + 1.285%)(b)	201	174,503
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(b)	825	755,157
2.36%, 08/18/31 (Call 08/18/30), (1-day SOFR + 1.947%)(b)	140	114,894
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(b)	1,097	906,463
2.85%, 06/04/31 (Call 06/04/30), (1-day SOFR + 2.387%)(b)	205	174,411
2.87%, 11/22/32 (Call 11/22/31), (1-day SOFR + 1.410%)(b)	290	238,654
3.00%, 03/10/26 (Call 03/10/25), (1-day SOFR + 1.430%)(a)(b)	630	612,403
3.97%, 05/22/30 (Call 05/22/29), (3-mo. SOFR + 1.872%)(b)	995	921,785
4.04%, 03/13/28 (Call 03/13/27), (3-mo. SOFR + 1.808%)(b)	308	295,114
4.29%, 09/12/26 (Call 09/12/25), (3-mo. SOFR + 1.609%)(b)	585	573,618
4.38%, 11/23/26	201	195,515
4.58%, 06/19/29 (Call 06/19/28), (3-mo. SOFR + 1.796%)(b)	1,011	972,562
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(b)	150	146,458
4.76%, 03/29/33 (Call 03/29/32), (1-day SOFR + 2.530%)(b)	195	178,899
4.95%, 03/31/30	776	759,815
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(b)	240	235,811
5.72%, 03/04/35 (Call 03/04/34), (1-day SOFR + 1.780%)(b)	200	199,295
6.10%, 01/14/42(a)	414	452,378
6.25%, 03/09/34 (Call 03/09/33), (1-day SOFR + 2.390%)(b)	200	207,544
6.50%, 05/02/36	365	383,574
6.50%, 09/15/37(a)	480	505,294
6.55%, 06/20/34 (Call 06/20/33), (1-day SOFR + 2.980%)(b)	505	513,995
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(b)	30	31,761
7.40%, 11/13/34 (Call 11/13/33), (1-day SOFR + 3.020%)(b)	215	230,353
8.11%, 11/03/33 (Call 11/03/32), (1-day SOFR + 4.250%)(b)	402	452,660
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)	784	659,879
5.02%, 05/17/33 (Call 05/17/32), (1-day SOFR + 2.050%)(b)	400	378,028
Huntington National Bank (The), 4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(b)	465	448,260

86	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.005%)(b)	$680	$629,340
2.73%, 04/01/32 (Call 04/01/31), (1-day SOFR + 1.316%)(b)	738	620,801
3.95%, 03/29/27	971	934,878
4.02%, 03/28/28 (Call 03/28/27), (1-day SOFR + 1.830%)(b)	195	187,165
4.05%, 04/09/29	232	219,390
4.55%, 10/02/28	380	370,447
JPMorgan Chase & Co.
1.05%, 06/23/27 (Call 12/23/25)	20	17,429
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(b)	180	144,752
2.08%, 04/22/26 (Call 04/22/25), (1-day SOFR + 1.850%)(b)	160	153,964
2.52%, 04/22/31 (Call 04/22/30), (1-day SOFR + 2.040%)(b)	291	248,588
2.53%, 11/19/41 (Call 11/19/40), (3-mo. SOFR + 1.510%)(b)	235	161,660
2.55%, 11/08/32 (Call 11/08/31), (1-day SOFR + 1.180%)(b)	115	94,723
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(b)	329	275,069
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(b)	556	487,771
2.96%, 05/13/31 (Call 05/13/30), (3-mo. SOFR + 2.515%)(a)(b)	220	190,995
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(b)	618	521,819
3.11%, 04/22/41 (Call 04/22/40), (3-mo. SOFR + 2.460%)(b)	87	65,426
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(b)	664	455,316
3.16%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.460%)(b)	214	160,246
3.20%, 06/15/26 (Call 03/15/26)	20	19,239
3.30%, 04/01/26 (Call 01/01/26)	15	14,467
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(b)	904	641,058
3.51%, 01/23/29 (Call 01/23/28), (3-mo. SOFR + 1.207%)(a)(b)	65	61,231
3.54%, 05/01/28 (Call 05/01/27), (3-mo. SOFR + 1.642%)(b)	187	177,661
3.63%, 12/01/27 (Call 12/01/26)(a)	435	413,399
3.70%, 05/06/30 (Call 05/06/29), (3-mo. SOFR + 1.422%)(b)	706	657,170
3.78%, 02/01/28 (Call 02/01/27), (3-mo. SOFR + 1.599%)(b)	185	177,602
3.88%, 07/24/38 (Call 07/24/37), (3-mo. SOFR + 1.622%)(b)	278	237,545
3.90%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.482%)(b)	279	223,119
3.96%, 11/15/48 (Call 11/15/47), (3-mo. SOFR + 1.642%)(b)	640	514,073
4.01%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.382%)(b)	504	481,191
4.03%, 07/24/48 (Call 07/24/47), (3-mo. SOFR + 1.722%)(b)	275	223,051
4.08%, 04/26/26 (Call 04/26/25), (1-day SOFR + 1.320%)(b)	90	88,654

Security	Par (000)	Value

Banks (continued)
4.13%, 12/15/26	$1,062	$1,036,675
4.20%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.522%)(b)	464	445,748
4.25%, 10/01/27	323	315,939
4.26%, 02/22/48 (Call 02/22/47), (3-mo. SOFR + 1.842%)(b)	451	380,292
4.45%, 12/05/29 (Call 12/05/28), (3-mo. SOFR + 1.592%)(a)(b)	572	553,185
4.49%, 03/24/31 (Call 03/24/30), (3-mo. SOFR + 3.790%)(b)	107	102,740
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(b)	855	811,863
4.85%, 02/01/44	335	314,325
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(b)	1,225	1,188,481
4.95%, 06/01/45	179	166,947
5.30%, 07/24/29 (Call 07/24/28), (1-day SOFR + 1.450%)(b)	200	200,542
5.34%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.620%)(b)	700	696,458
5.35%, 06/01/34 (Call 06/01/33), (1-day SOFR + 1.845%)(b)	440	437,715
5.40%, 01/06/42	351	355,244
5.50%, 10/15/40	396	404,850
5.60%, 07/15/41	393	405,128
5.72%, 09/14/33 (Call 09/14/32), (1-day SOFR + 2.580%)(a)(b)	505	511,222
6.07%, 10/22/27 (Call 10/22/26), (1-day SOFR + 1.330%)(b)	30	30,572
6.09%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.570%)(b)	120	124,047
6.25%, 10/23/34 (Call 10/23/33), (1-day SOFR + 1.810%)(b)	145	153,916
6.40%, 05/15/38	823	918,632
7.63%, 10/15/26	64	68,003
7.75%, 07/15/25	68	70,449
8.00%, 04/29/27	611	664,429
8.75%, 09/01/30	49	57,706
KeyBank NA/Cleveland OH
3.30%, 06/01/25	250	240,376
3.40%, 05/20/26	265	249,071
6.95%, 02/01/28	5	5,113
KeyCorp
2.25%, 04/06/27	80	71,360
2.55%, 10/01/29	608	508,716
4.10%, 04/30/28	20	18,720
Lloyds Bank PLC, 3.50%, 05/14/25	200	195,278
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1-year CMT + 0.850%)(b)	1,357	1,244,713
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(b)	400	373,053
3.75%, 01/11/27	200	191,877
4.34%, 01/09/48	205	161,021
4.38%, 03/22/28	306	295,538
4.45%, 05/08/25	200	197,396
4.55%, 08/16/28	225	218,296
4.58%, 12/10/25	201	196,939
4.65%, 03/24/26	220	215,553
5.30%, 12/01/45(a)	202	188,275

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.68%, 01/05/35 (Call 01/05/34), (1-year CMT + 1.750%)(b)	$300	$296,089
5.87%, 03/06/29 (Call 03/06/28), (1-year CMT + 1.700%)(b)	135	136,313
5.99%, 08/07/27 (Call 08/07/26), (1-year CMT + 1.480%)(b)	200	201,385
7.95%, 11/15/33 (Call 08/15/32), (1-year CMT + 3.750%)(b)	330	367,883
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	125	103,700
2.31%, 07/20/32 (Call 07/20/31), (1-year CMT + 0.950%)(b)	329	269,485
2.49%, 10/13/32 (Call 10/13/31), (1-year CMT + 0.970%)(b)	200	165,224
2.76%, 09/13/26	100	94,279
2.85%, 01/19/33 (Call 01/19/32), (1-year CMT + 1.100%)(b)	235	198,137
3.29%, 07/25/27	67	63,358
3.68%, 02/22/27	70	67,468
3.74%, 03/07/29	432	407,877
3.75%, 07/18/39	383	326,586
3.85%, 03/01/26	115	112,109
3.96%, 03/02/28	48	46,234
4.05%, 09/11/28	245	237,118
4.15%, 03/07/39	138	124,284
4.29%, 07/26/38(a)	88	81,216
4.32%, 04/19/33 (Call 04/19/32), (1-year CMT + 1.550%)(b)	10	9,354
5.13%, 07/20/33 (Call 07/20/32), (1-year CMT + 2.125%)(b)	237	234,218
5.41%, 04/19/34 (Call 04/19/33), (1-year CMT + 1.970%)(b)	40	40,421
5.44%, 02/22/34 (Call 02/22/33), (1-year CMT + 1.630%)(b)	200	202,273
5.47%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.125%)(b)	240	243,643
Mizuho Financial Group Inc.
2.17%, 05/22/32 (Call 05/22/31), (1-year CMT + 0.870%)(b)	200	161,331
2.20%, 07/10/31 (Call 07/10/30), (3-mo. SOFR + 1.772%)(b)	220	181,960
2.23%, 05/25/26 (Call 05/25/25), (3-mo. SOFR + 1.092%)(b)	200	191,850
2.26%, 07/09/32 (Call 07/09/31), (1-year CMT + 0.900%)(b)	60	48,475
2.56%, 09/13/31	15	12,155
2.59%, 05/25/31 (Call 05/25/30), (3-mo. SOFR + 1.332%)(b)	45	38,281
2.84%, 09/13/26	115	108,353
2.87%, 09/13/30 (Call 09/13/29), (3-mo. SOFR + 1.572%)(b)	5	4,397
3.15%, 07/16/30 (Call 07/16/29), (3-mo. SOFR + 1.392%)(b)	82	73,547
3.17%, 09/11/27	30	28,047
3.66%, 02/28/27	115	110,071
4.02%, 03/05/28	315	302,833
4.25%, 09/11/29 (Call 09/11/28), (3-mo. SOFR + 1.532%)(b)	233	223,270
5.38%, 05/26/30 (Call 05/26/29), (1-year CMT + 1.120%)(b)	200	200,040

Security	Par (000)	Value

Banks (continued)
5.58%, 05/26/35 (Call 05/26/34), (1-year CMT + 1.300%)(b)	$200	$200,501
5.67%, 05/27/29 (Call 05/27/28), (1-year CMT + 1.500%)(b)	245	248,280
5.67%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.400%)(b)	345	350,124
5.75%, 05/27/34 (Call 05/27/33), (1-year CMT + 1.800%)(b)	240	245,003
5.75%, 07/06/34 (Call 07/06/33), (1-year CMT + 1.900%)(b)	370	376,964
5.78%, 07/06/29 (Call 07/06/28), (1-year CMT + 1.650%)(b)	415	422,545
Morgan Stanley
1.51%, 07/20/27 (Call 07/20/26), (1-day SOFR + 0.858%)(b)	1,065	974,047
1.59%, 05/04/27 (Call 05/04/26), (1-day SOFR + 0.879%)(b)	315	290,412
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(b)	660	522,602
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(b)	610	484,216
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(b)	660	532,107
2.48%, 09/16/36 (Call 09/16/31), (1-day SOFR + 1.360%)(b)	887	697,041
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(a)(b)	145	118,757
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(b)	242	209,489
2.80%, 01/25/52 (Call 01/25/51), (1-day SOFR + 1.430%)(b)	290	186,424
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(b)	65	54,527
3.13%, 07/27/26	680	648,353
3.59%, 07/22/28 (Call 07/22/27)(b)	778	736,260
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(b)	357	324,176
3.63%, 01/20/27	870	838,799
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.402%)(b)	616	582,198
3.88%, 01/27/26	523	510,287
3.95%, 04/23/27	640	615,988
3.97%, 07/22/38 (Call 07/22/37)(b)	312	265,968
4.00%, 07/23/25	19	18,675
4.30%, 01/27/45	550	476,710
4.35%, 09/08/26	624	609,959
4.38%, 01/22/47	695	599,284
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.890%)(b)	1,029	988,120
4.46%, 04/22/39 (Call 04/22/38), (3-mo. SOFR + 1.693%)(b)	141	127,291
4.89%, 07/20/33 (Call 07/20/32), (1-day SOFR + 2.076%)(b)	15	14,395
5.00%, 11/24/25	302	300,214
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(b)	205	203,772
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(b)	190	188,676
5.25%, 04/21/34 (Call 04/21/33), (1-day SOFR + 1.870%)(a)(b)	415	407,349

88	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.30%, 04/20/37 (Call 04/20/32), (1-day SOFR + 2.620%)(b)	$300	$286,890
5.42%, 07/21/34 (Call 07/21/33), (1-day SOFR + 1.880%)(b)	405	403,030
5.45%, 07/20/29 (Call 07/20/28), (1-day SOFR + 1.630%)(b)	45	45,187
5.47%, 01/18/35 (Call 01/18/34), (1-day SOFR + 1.730%)(b)	150	149,849
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.840%)(b)	320	331,092
5.94%, 02/07/39 (Call 02/07/34), (5-year CMT + 1.800%)(b)	150	147,749
5.95%, 01/19/38 (Call 01/19/33), (5-year CMT + 2.430%)(b)	400	398,812
6.25%, 08/09/26	525	537,317
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(b)	115	118,869
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(b)	360	381,567
6.38%, 07/24/42(a)	809	898,698
6.41%, 11/01/29 (Call 11/01/28), (1-day SOFR + 1.830%)(b)	65	67,815
7.25%, 04/01/32(a)	597	680,329
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,361	1,284,031
3.38%, 01/14/26	705	683,875
4.90%, 06/13/28	250	249,420
National Bank of Canada, 5.60%, 12/18/28	1,425	1,439,039
NatWest Group PLC
3.07%, 05/22/28 (Call 05/22/27), (1-year CMT + 2.550%)(b)	85	78,893
4.45%, 05/08/30 (Call 05/08/29), (3-mo. LIBOR US + 1.871%)(b)	414	391,659
4.80%, 04/05/26	201	198,513
4.89%, 05/18/29 (Call 05/18/28), (3-mo. LIBOR US + 1.754%)(b)	538	523,511
5.08%, 01/27/30 (Call 01/27/29), (3-mo. LIBOR US + 1.905%)(b)	950	928,759
5.52%, 09/30/28 (Call 09/30/27), (1-year CMT + 2.270%)(b)	245	244,797
5.58%, 03/01/28 (Call 03/01/27), (1-year CMT + 1.100%)(b)	200	200,156
5.78%, 03/01/35 (Call 03/01/34), (1-year CMT + 1.500%)(b)	200	199,784
5.81%, 09/13/29 (Call 09/13/28), (1-year CMT + 1.950%)(b)	200	202,016
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)(a)	1,187	1,098,600
3.65%, 08/03/28 (Call 05/03/28)(a)	509	486,684
3.95%, 10/30/25(a)	2,941	2,884,737
PNC Bank NA
3.10%, 10/25/27 (Call 09/25/27)	481	446,845
3.25%, 06/01/25 (Call 05/02/25)	250	243,325
3.88%, 04/10/25 (Call 03/10/25)	3,164	3,103,775
4.20%, 11/01/25 (Call 10/02/25)	125	122,063
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	176	151,026
2.60%, 07/23/26 (Call 05/23/26)	51	47,947
3.15%, 05/19/27 (Call 04/19/27)	502	472,475
3.45%, 04/23/29 (Call 01/23/29)	303	279,782

Security	Par (000)	Value

Banks (continued)
4.63%, 06/06/33 (Call 06/06/32), (1-day SOFR + 1.850%)(b)	$110	$101,901
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(a)(b)	410	393,916
5.30%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.342%)(a)(b)	65	64,919
5.58%, 06/12/29 (Call 06/12/28), (1-day SOFR + 1.841%)(b)	253	254,605
5.81%, 06/12/26 (Call 06/12/25), (1-day SOFR + 1.322%)(b)	28	28,036
5.94%, 08/18/34 (Call 08/18/33), (1-day SOFR + 1.946%)(b)	200	203,636
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(b)	435	446,564
6.62%, 10/20/27 (Call 10/20/26), (1-day SOFR + 1.730%)(b)	55	56,469
6.88%, 10/20/34 (Call 10/20/33), (1-day SOFR + 2.284%)(b)	385	417,328
Regions Bank/Birmingham AL, 6.45%, 06/26/37	250	254,164
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	110	93,683
7.38%, 12/10/37	128	143,920
Royal Bank of Canada
2.30%, 11/03/31	325	266,178
3.88%, 05/04/32	95	86,536
4.24%, 08/03/27	195	189,981
4.65%, 01/27/26	157	155,433
4.90%, 01/12/28	385	383,733
4.95%, 02/01/29	175	173,852
5.00%, 02/01/33	525	516,035
5.00%, 05/02/33(a)	460	452,946
5.15%, 02/01/34	175	172,130
5.20%, 07/20/26	35	35,109
5.20%, 08/01/28(a)	295	296,603
6.00%, 11/01/27	300	308,908
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1-day SOFR + 1.249%)(b)	775	700,888
3.24%, 10/05/26 (Call 08/05/26)	33	30,921
4.40%, 07/13/27 (Call 04/14/27)	962	921,944
4.50%, 07/17/25 (Call 04/17/25)	1,326	1,299,922
6.57%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.700%)(b)	37	37,684
Santander U.K. Group Holdings PLC
1.67%, 06/14/27 (Call 06/14/26), (1-day SOFR + 0.989%)(b)	260	236,353
2.47%, 01/11/28 (Call 01/11/27), (1-day SOFR + 1.220%)(b)	380	346,051
2.90%, 03/15/32 (Call 03/15/31), (1-day SOFR + 1.475%)(b)	242	203,831
3.82%, 11/03/28 (Call 11/03/27), (3-mo. LIBOR US + 1.400%)(b)	100	93,343
State Street Corp.
2.65%, 05/19/26	2,158	2,052,174
3.55%, 08/18/25	1,669	1,635,095
4.14%, 12/03/29 (Call 12/03/28), (3-mo. SOFR + 1.292%)(b)	498	477,261
5.16%, 05/18/34 (Call 05/18/33), (1-day SOFR + 1.890%)(a)(b)	30	29,613
5.27%, 08/03/26 (Call 07/03/26)(a)	100	100,327

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.12%, 11/21/34 (Call 11/21/33), (1-day SOFR + 1.958%)(b)	$30	$31,016
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	60	47,764
1.90%, 09/17/28	90	78,302
2.22%, 09/17/31	350	283,889
2.47%, 01/14/29	15	13,343
2.63%, 07/14/26	19	17,937
2.72%, 09/27/29	10	8,806
2.75%, 01/15/30	745	651,358
3.01%, 10/19/26	28	26,508
3.04%, 07/16/29	337	302,932
3.20%, 09/17/29	344	309,327
3.35%, 10/18/27	279	263,151
3.36%, 07/12/27	205	194,283
3.45%, 01/11/27(a)	104	99,600
3.54%, 01/17/28	551	521,876
3.78%, 03/09/26	114	110,885
3.94%, 07/19/28(a)	71	67,952
4.31%, 10/16/28	198	193,718
5.77%, 01/13/33	400	412,686
5.78%, 07/13/33	200	206,824
5.80%, 07/13/28	200	205,418
5.81%, 09/14/33	310	321,107
5.85%, 07/13/30	200	205,934
5.88%, 07/13/26	200	202,943
Synchrony Bank
5.40%, 08/22/25 (Call 07/22/25)	470	464,527
5.63%, 08/23/27 (Call 07/23/27)	755	734,606
Toronto-Dominion Bank (The)
2.00%, 09/10/31	516	419,903
2.45%, 01/12/32	40	33,066
3.20%, 03/10/32	390	340,215
3.63%, 09/15/31 (Call 09/15/26), (5-year USD Swap + 2.205%)(b)	1,387	1,323,683
4.46%, 06/08/32	190	181,104
5.16%, 01/10/28	250	250,749
5.26%, 12/11/26	100	100,609
5.52%, 07/17/28	220	223,520
Truist Bank
3.63%, 09/16/25 (Call 08/16/25)	254	246,417
3.80%, 10/30/26 (Call 09/30/26)	20	19,100
Truist Financial Corp.
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(b)	40	34,354
1.95%, 06/05/30 (Call 03/05/30)	355	289,953
3.70%, 06/05/25 (Call 05/05/25)	4	3,912
3.88%, 03/19/29 (Call 02/16/29)(a)	81	74,593
4.92%, 07/28/33 (Call 07/28/32), (1-day SOFR + 2.240%)(b)	490	450,276
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(b)	100	94,827
5.87%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.361%)(a)(b)	375	374,949
6.05%, 06/08/27 (Call 06/08/26), (1-day SOFR + 2.050%)(b)	60	60,582
7.16%, 10/30/29 (Call 10/30/28), (1-day SOFR + 2.446%)(b)	55	58,224
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	60	47,556

Security	Par (000)	Value

Banks (continued)
2.49%, 11/03/36 (Call 11/03/31), (5-year CMT + 0.950%)(b)	$25	$19,324
2.68%, 01/27/33 (Call 01/27/32), (1-day SOFR + 1.020%)(b)	560	457,083
3.00%, 07/30/29 (Call 04/30/29)	57	50,478
3.90%, 04/26/28 (Call 03/24/28)(a)	91	87,100
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.660%)(b)	515	502,815
4.65%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.230%)(b)	110	106,899
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(b)	30	28,236
4.97%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.110%)(b)	550	514,659
5.84%, 06/12/34 (Call 06/10/33), (1-day SOFR + 2.260%)(b)	135	136,046
5.85%, 10/21/33 (Call 10/21/32), (1-day SOFR + 2.090%)(b)	255	257,488
UBS AG/London, 5.65%, 09/11/28	900	917,939
UBS Group AG
3.75%, 03/26/25	2,945	2,884,002
4.55%, 04/17/26	560	550,028
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)(a)	442	401,567
Wells Fargo & Co.
2.57%, 02/11/31 (Call 02/11/30), (3-mo. SOFR + 1.262%)(b)	185	157,804
3.07%, 04/30/41 (Call 04/30/40), (1-day SOFR + 2.530%)(b)	265	195,853
3.35%, 03/02/33 (Call 03/02/32), (1-day SOFR + 1.500%)(b)	240	205,922
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(b)	1,115	1,057,188
3.58%, 05/22/28 (Call 05/22/27), (3-mo. SOFR + 1.572%)(b)	60	56,830
3.90%, 05/01/45	107	85,673
3.91%, 04/25/26 (Call 04/25/25), (1-day SOFR + 1.320%)(b)	225	220,658
4.30%, 07/22/27	615	597,002
4.40%, 06/14/46	175	143,590
4.54%, 08/15/26 (Call 08/15/25), (1-day SOFR + 1.560%)(b)	95	93,694
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(a)(b)	996	869,039
4.65%, 11/04/44	302	259,924
4.75%, 12/07/46	242	209,156
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(b)	95	93,320
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(b)	805	770,141
4.90%, 11/17/45	447	396,652
5.01%, 04/04/51 (Call 04/04/50), (3-mo. SOFR + 4.502%)(b)	1,170	1,082,258
5.38%, 11/02/43	127	121,185
5.39%, 04/24/34 (Call 04/24/33), (1-day SOFR + 2.020%)(b)	50	49,188
5.56%, 07/25/34 (Call 07/25/33), (1-day SOFR + 1.990%)(b)	240	239,085
5.61%, 01/15/44	495	481,312
5.95%, 12/01/86 (Call 12/15/36)	785	799,531

90	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.49%, 10/23/34 (Call 10/23/33), (1-day SOFR + 2.060%)(b)	$300	$319,067
Series B, 7.95%, 11/15/29	15	16,706
Westpac Banking Corp.
2.65%, 01/16/30	136	120,542
2.67%, 11/15/35 (Call 11/15/30), (5-year CMT + 1.750%)(b)	331	269,703
2.70%, 08/19/26(a)	811	769,054
2.85%, 05/13/26	1,322	1,263,231
3.02%, 11/18/36 (Call 11/18/31), (5-year CMT + 1.530%)(b)	582	473,792
3.35%, 03/08/27	1,148	1,097,898
3.40%, 01/25/28	360	340,898
4.11%, 07/24/34 (Call 07/24/29), (5-year CMT + 2.000%)(b)	288	263,072
4.32%, 11/23/31 (Call 11/23/26), (5-year USD ICE Swap + 2.236%)(b)	145	139,231
Wintrust Financial Corp., 4.85%, 06/06/29	99	89,295

		225,891,589

Beverages — 3.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	251	244,720
4.70%, 02/01/36 (Call 08/01/35)	1,122	1,073,802
4.90%, 02/01/46 (Call 08/01/45)	1,738	1,622,302
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	226	203,929
4.70%, 02/01/36 (Call 08/01/35)	490	467,159
4.90%, 02/01/46 (Call 08/01/45)	270	249,491
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	487	450,037
4.00%, 04/13/28 (Call 01/13/28)	411	398,426
4.35%, 06/01/40 (Call 12/01/39)	57	50,974
4.38%, 04/15/38 (Call 10/15/37)	191	174,695
4.44%, 10/06/48 (Call 04/06/48)	433	379,002
4.60%, 04/15/48 (Call 10/15/47)	502	450,931
4.60%, 06/01/60 (Call 12/01/59)	10	8,859
4.75%, 01/23/29 (Call 10/23/28)	696	691,292
4.75%, 04/15/58 (Call 10/15/57)(a)	310	278,884
4.90%, 01/23/31 (Call 10/23/30)(a)	299	300,553
4.95%, 01/15/42	499	475,959
5.45%, 01/23/39 (Call 07/23/38)	319	324,633
5.55%, 01/23/49 (Call 07/23/48)	744	761,949
5.80%, 01/23/59 (Call 07/23/58)	359	379,126
5.88%, 06/15/35	140	149,032
8.00%, 11/15/39	129	161,643
8.20%, 01/15/39	274	352,364
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	142	139,113
4.00%, 04/15/38 (Call 10/15/37)	19	16,675
4.50%, 07/15/45 (Call 01/15/45)(a)	64	56,794
Coca-Cola Co. (The)
1.38%, 03/15/31	1,240	992,625
1.65%, 06/01/30	401	334,910
2.00%, 03/05/31	510	426,611
2.13%, 09/06/29	220	193,567
2.25%, 01/05/32	1,585	1,334,575
2.50%, 06/01/40	83	59,286
2.50%, 03/15/51	336	209,864
2.60%, 06/01/50(a)	315	202,701
2.75%, 06/01/60(a)	220	139,423

Security	Par (000)	Value

Beverages (continued)
2.90%, 05/25/27	$310	$294,100
3.00%, 03/05/51(a)	403	281,924
3.38%, 03/25/27	260	250,480
3.45%, 03/25/30	363	338,602
4.20%, 03/25/50	322	284,399
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	60	46,702
2.75%, 01/22/30 (Call 10/22/29)	20	17,685
5.25%, 11/26/43	200	194,149
Constellation Brands Inc.
2.88%, 05/01/30 (Call 02/01/30)	25	21,951
3.15%, 08/01/29 (Call 05/01/29)	45	40,826
3.50%, 05/09/27 (Call 02/09/27)	23	21,859
3.60%, 02/15/28 (Call 11/15/27)	15	14,173
3.70%, 12/06/26 (Call 09/06/26)	20	19,247
3.75%, 05/01/50 (Call 11/01/49)	142	106,233
4.10%, 02/15/48 (Call 08/15/47)	105	84,051
4.50%, 05/09/47 (Call 11/09/46)	152	128,041
4.65%, 11/15/28 (Call 08/15/28)	45	44,102
5.25%, 11/15/48 (Call 05/15/48)	50	47,090
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	1,266	1,193,978
2.00%, 04/29/30 (Call 01/29/30)	1,832	1,543,865
2.13%, 04/29/32 (Call 01/29/32)	1,065	860,539
2.38%, 10/24/29 (Call 07/24/29)	1,680	1,474,994
3.88%, 05/18/28 (Call 02/18/28)(a)	2,015	1,944,811
5.20%, 10/24/25	445	445,178
5.38%, 10/05/26 (Call 09/05/26)	200	201,563
5.63%, 10/05/33 (Call 07/05/33)	200	207,614
Diageo Investment Corp.
4.25%, 05/11/42(a)	95	84,271
7.45%, 04/15/35	555	656,297
Fomento Economico Mexicano SAB de CV 3.50%, 01/16/50 (Call 07/16/49)	160	118,268
4.38%, 05/10/43	10	8,765
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	55	51,579
3.20%, 05/01/30 (Call 02/01/30)	40	36,070
3.35%, 03/15/51 (Call 09/15/50)	120	83,427
3.40%, 11/15/25 (Call 08/15/25)	118	114,285
3.43%, 06/15/27 (Call 03/15/27)	82	78,050
3.80%, 05/01/50 (Call 11/01/49)	179	136,134
4.05%, 04/15/32 (Call 01/15/32)(a)	213	197,567
4.42%, 05/25/25 (Call 03/25/25)(a)	122	120,667
4.42%, 12/15/46 (Call 06/15/46)	173	146,004
4.50%, 11/15/45 (Call 05/15/45)	166	143,117
4.50%, 04/15/52 (Call 10/15/51)	300	254,593
4.60%, 05/25/28 (Call 02/25/28)(a)	340	334,920
5.09%, 05/25/48 (Call 11/25/47)(a)	75	70,285
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	894	851,464
4.20%, 07/15/46 (Call 01/15/46)	547	445,642
5.00%, 05/01/42	380	353,112
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	239	198,673
2.25%, 03/19/25 (Call 02/19/25)	256	248,619
2.38%, 10/06/26 (Call 07/06/26)	825	777,260
2.63%, 03/19/27 (Call 01/19/27)	49	46,073
2.63%, 07/29/29 (Call 04/29/29)	1,093	984,648
2.75%, 04/30/25 (Call 01/30/25)	2,135	2,079,317
2.75%, 03/19/30 (Call 12/19/29)	200	178,415

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.75%, 10/21/51 (Call 04/21/51)	$100	$65,710
2.85%, 02/24/26 (Call 11/24/25)	1,111	1,068,448
2.88%, 10/15/49 (Call 04/15/49)(a)	194	133,466
3.00%, 10/15/27 (Call 07/15/27)	1,458	1,374,443
3.38%, 07/29/49 (Call 01/29/49)	178	133,895
3.50%, 07/17/25 (Call 04/17/25)	851	833,602
3.50%, 03/19/40 (Call 09/19/39)	35	28,736
3.63%, 03/19/50 (Call 09/19/49)(a)	259	204,024
3.88%, 03/19/60 (Call 09/19/59)	50	39,926
4.00%, 03/05/42	125	110,612
4.00%, 05/02/47 (Call 11/02/46)	110	92,777
4.45%, 04/14/46 (Call 10/14/45)	422	381,686
4.88%, 11/01/40	115	113,834
5.13%, 11/10/26 (Call 10/10/26)	225	226,469
5.25%, 11/10/25	220	220,929
5.50%, 01/15/40	55	57,428
7.00%, 03/01/29(a)	14	15,431

		37,763,000

Biotechnology — 1.8%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)(a)	737	679,076
2.30%, 02/25/31 (Call 11/25/30)	39	32,637
2.45%, 02/21/30 (Call 11/21/29)	885	769,334
2.60%, 08/19/26 (Call 05/19/26)(a)	429	404,911
2.77%, 09/01/53 (Call 03/01/53)	260	158,399
3.00%, 01/15/52 (Call 07/15/51)(a)	300	200,524
3.13%, 05/01/25 (Call 02/01/25)	937	913,636
3.15%, 02/21/40 (Call 08/21/39)	30	22,503
3.20%, 11/02/27 (Call 08/02/27)	638	599,630
3.38%, 02/21/50 (Call 08/21/49)	245	174,761
4.20%, 03/01/33 (Call 12/01/32)	310	287,019
4.20%, 02/22/52 (Call 08/22/51)	150	121,497
4.40%, 05/01/45 (Call 11/01/44)	531	453,234
4.40%, 02/22/62 (Call 08/22/61)	190	152,662
4.56%, 06/15/48 (Call 12/15/47)	362	313,451
4.66%, 06/15/51 (Call 12/15/50)	853	739,852
4.88%, 03/01/53 (Call 09/01/52)	60	53,836
4.95%, 10/01/41	152	141,634
5.15%, 03/02/28 (Call 02/02/28)	70	70,139
5.15%, 11/15/41 (Call 05/15/41)	230	218,968
5.25%, 03/02/33 (Call 12/02/32)	930	927,236
5.65%, 06/15/42 (Call 12/15/41)	128	128,981
5.65%, 03/02/53 (Call 09/02/52)	630	630,320
5.75%, 03/15/40	120	121,870
5.75%, 03/02/63 (Call 09/02/62)	460	460,187
6.38%, 06/01/37	160	171,757
6.40%, 02/01/39	125	135,198
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	239	234,682
5.25%, 06/23/45 (Call 12/23/44)	170	163,694
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	80	66,944
3.15%, 05/01/50 (Call 11/01/49)	328	216,585
3.25%, 02/15/51 (Call 08/15/50)(a)	110	75,027
4.05%, 09/15/25 (Call 06/15/25)(a)	205	200,965
5.20%, 09/15/45 (Call 03/15/45)(a)	560	527,016
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	365	321,076
1.65%, 10/01/30 (Call 07/01/30)(a)	1,030	840,237
2.80%, 10/01/50 (Call 04/01/50)(a)	90	57,935
2.95%, 03/01/27 (Call 12/01/26)(a)	1,417	1,338,339

Security	Par (000)	Value

Biotechnology (continued)
3.65%, 03/01/26 (Call 12/01/25)	$1,426	$1,384,953
4.00%, 09/01/36 (Call 03/01/36)	205	181,372
4.15%, 03/01/47 (Call 09/01/46)	485	400,197
4.50%, 02/01/45 (Call 08/01/44)	371	326,220
4.60%, 09/01/35 (Call 03/01/35)(a)	265	250,899
4.75%, 03/01/46 (Call 09/01/45)	529	479,742
4.80%, 04/01/44 (Call 10/01/43)	451	414,125
5.25%, 10/15/33 (Call 07/15/33)(a)	670	677,759
5.65%, 12/01/41 (Call 06/01/41)	317	322,578
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	165	135,371
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	220	137,066
Royalty Pharma PLC
3.35%, 09/02/51 (Call 03/02/51)	92	59,745
3.55%, 09/02/50 (Call 03/02/50)(a)	144	98,017

		17,993,796

Building Materials — 1.8%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	400	340,973
2.72%, 02/15/30 (Call 11/15/29)	94	82,264
3.38%, 04/05/40 (Call 10/05/39)	168	129,603
3.58%, 04/05/50 (Call 10/05/49)	476	350,764
5.80%, 11/30/25	235	236,688
5.90%, 03/15/34 (Call 12/15/33)	545	568,993
6.20%, 03/15/54 (Call 09/15/53)	30	32,707
Fortune Brands Innovations Inc.
3.25%, 09/15/29 (Call 06/15/29)	468	422,801
4.00%, 06/15/25 (Call 03/15/25)	2,096	2,056,667
4.00%, 03/25/32 (Call 12/25/31)(a)	545	494,290
4.50%, 03/25/52 (Call 09/25/51)	180	146,233
5.88%, 06/01/33 (Call 03/01/33)	493	500,762
Johnson Controls International PLC
3.90%, 02/14/26 (Call 11/14/25)(a)	1,938	1,888,619
6.00%, 01/15/36	420	441,238
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	2,303	1,878,458
2.00%, 09/16/31 (Call 06/16/31)	1,044	838,566
Lafarge SA, 7.13%, 07/15/36	45	49,860
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	165	155,551
1.70%, 08/01/27 (Call 06/01/27)	1,050	941,096
5.50%, 09/15/28 (Call 08/15/28)	385	388,582
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	187	129,436
3.45%, 06/01/27 (Call 03/01/27)	41	39,100
3.50%, 12/15/27 (Call 09/15/27)	35	33,206
4.25%, 12/15/47 (Call 06/15/47)	81	67,314
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	101	87,360
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	40	26,639
3.50%, 11/15/27 (Call 08/15/27)	178	167,315
4.50%, 05/15/47 (Call 11/15/46)(a)	100	83,509
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)	5	4,550
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	68	64,895
3.95%, 08/15/29 (Call 05/15/29)(a)	414	390,540
4.30%, 07/15/47 (Call 01/15/47)	137	112,262
4.40%, 01/30/48 (Call 07/30/47)	92	75,661
7.00%, 12/01/36	177	196,603

92	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (Call 01/21/26)(a)	$1,620	$1,565,481
3.80%, 03/21/29 (Call 12/21/28)(a)	1,050	992,560
5.25%, 03/03/33 (Call 12/03/32)	925	933,914
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)(a)	1,306	1,245,391
4.30%, 02/21/48 (Call 08/21/47)	96	82,574
5.75%, 06/15/43	196	202,561
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	60	58,129
4.50%, 06/15/47 (Call 12/15/46)	102	88,215
4.70%, 03/01/48 (Call 09/01/47)	24	21,492

		18,613,422

Chemicals — 1.7%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	135	122,829
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)(a)	65	60,644
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)	15	15,230
6.33%, 07/15/29 (Call 05/15/29)	145	149,006
6.35%, 11/15/28 (Call 10/15/28)	90	92,641
6.38%, 07/15/32 (Call 04/15/32)	215	220,746
6.55%, 11/15/30 (Call 09/15/30)	105	108,963
CF Industries Inc.
4.95%, 06/01/43	107	94,655
5.38%, 03/15/44	151	140,611
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	177	128,761
4.25%, 10/01/34 (Call 04/01/34)(a)	151	138,917
4.38%, 11/15/42 (Call 05/15/42)	148	124,934
4.63%, 10/01/44 (Call 04/01/44)	93	80,634
4.80%, 11/30/28 (Call 08/30/28)	42	41,677
4.80%, 05/15/49 (Call 11/15/48)	157	136,304
5.15%, 02/15/34 (Call 11/15/33)	100	98,489
5.25%, 11/15/41 (Call 05/15/41)	168	157,335
5.55%, 11/30/48 (Call 05/30/48)	223	216,823
5.60%, 02/15/54 (Call 08/15/53)	100	98,035
6.30%, 03/15/33 (Call 12/15/32)(a)	245	262,377
6.90%, 05/15/53 (Call 11/15/52)	75	85,724
7.38%, 11/01/29	138	152,983
9.40%, 05/15/39	199	265,399
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	138	136,394
4.73%, 11/15/28 (Call 08/15/28)(a)	604	600,820
5.32%, 11/15/38 (Call 05/15/38)	385	380,852
5.42%, 11/15/48 (Call 05/15/48)	379	372,071
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	160	135,231
4.80%, 09/01/42 (Call 03/01/42)	179	156,936
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)(a)	632	500,040
2.13%, 02/01/32 (Call 11/01/31)	30	24,574
2.13%, 08/15/50 (Call 02/15/50)	70	40,430
2.70%, 11/01/26 (Call 08/01/26)	4,414	4,183,763
2.70%, 12/15/51 (Call 06/15/51)	108	68,216
3.25%, 12/01/27 (Call 09/01/27)	2,012	1,905,221
4.80%, 03/24/30 (Call 12/24/29)(a)	1,075	1,073,083
FMC Corp.
3.45%, 10/01/29 (Call 07/01/29)	53	47,094
4.50%, 10/01/49 (Call 04/01/49)	76	56,487
5.65%, 05/18/33 (Call 02/18/33)(a)	10	9,681

Security	Par (000)	Value

Chemicals (continued)
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	$216	$161,412
4.45%, 09/26/28 (Call 06/26/28)(a)	206	199,001
5.00%, 09/26/48 (Call 03/26/48)	43	36,056
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	200	175,406
5.25%, 07/15/43	226	207,296
LYB International Finance III LLC
3.63%, 04/01/51 (Call 10/01/50)	154	106,973
3.80%, 10/01/60 (Call 04/01/60)(a)	341	230,672
4.20%, 10/15/49 (Call 04/15/49)	222	171,345
4.20%, 05/01/50 (Call 11/01/49)	220	169,978
5.50%, 03/01/34 (Call 12/01/33)	200	198,481
5.63%, 05/15/33 (Call 02/15/33)	275	278,658
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	276	226,657
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	60	57,653
4.88%, 11/15/41 (Call 05/15/41)	15	13,093
5.45%, 11/15/33 (Call 05/15/33)(a)	347	342,890
5.63%, 11/15/43 (Call 05/15/43)	50	47,911
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	138	134,228
3.95%, 05/13/50 (Call 11/13/49)	80	62,295
4.13%, 03/15/35 (Call 09/15/34)	352	317,001
4.20%, 04/01/29 (Call 01/01/29)	86	82,615
4.90%, 06/01/43 (Call 12/01/42)	72	65,053
5.00%, 04/01/49 (Call 10/01/48)	171	154,313
5.25%, 01/15/45 (Call 07/15/44)	142	132,127
5.63%, 12/01/40	52	50,862
5.80%, 03/27/53 (Call 09/27/52)	130	130,132
5.88%, 12/01/36	98	100,289
6.13%, 01/15/41 (Call 07/15/40)	65	66,701
PPG Industries Inc.
2.80%, 08/15/29 (Call 05/15/29)	72	64,536
3.75%, 03/15/28 (Call 12/15/27)	51	48,842
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)(a)	19	15,273
4.55%, 03/01/29 (Call 12/01/28)	26	25,015
5.25%, 06/01/45 (Call 12/01/44)	62	56,892
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	120	102,012
2.95%, 08/15/29 (Call 05/15/29)	62	55,758
3.30%, 05/15/50 (Call 11/15/49)	41	28,692
3.45%, 08/01/25 (Call 05/01/25)	83	80,880
3.80%, 08/15/49 (Call 02/15/49)	26	20,058
4.00%, 12/15/42 (Call 06/15/42)	65	53,051
4.50%, 06/01/47 (Call 12/01/46)	403	347,867
4.55%, 08/01/45 (Call 02/01/45)	147	126,543
Westlake Corp.
3.38%, 08/15/61 (Call 02/15/61)(a)	130	80,503
5.00%, 08/15/46 (Call 02/15/46)	28	24,911

		17,734,541

Commercial Services — 1.5%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)(a)	3,491	2,827,623
1.70%, 05/15/28 (Call 03/15/28)	3,853	3,430,281
3.38%, 09/15/25 (Call 06/15/25)	1,271	1,241,729
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)	234	210,967
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	79	76,515

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Global Payments Inc.
5.40%, 08/15/32 (Call 05/15/32)(a)	$40	$39,463
5.95%, 08/15/52 (Call 02/15/52)(a)	108	106,148
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	975	894,025
2.65%, 07/15/31 (Call 04/15/31)	525	426,417
Moody’s Corp.
3.10%, 11/29/61 (Call 05/29/61)	140	89,559
3.25%, 01/15/28 (Call 10/15/27)	12	11,290
3.25%, 05/20/50 (Call 11/20/49)	69	48,908
4.25%, 08/08/32 (Call 05/08/32)	60	56,676
4.88%, 12/17/48 (Call 06/17/48)	173	159,602
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	92	78,261
2.85%, 10/01/29 (Call 07/01/29)	15	13,376
3.25%, 06/01/50 (Call 12/01/49)(a)	245	170,435
5.05%, 06/01/52 (Call 12/01/51)	60	56,300
5.25%, 06/01/62 (Call 12/01/61)(a)	190	176,866
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	460	368,214
2.90%, 10/01/30 (Call 07/01/30)	589	510,663
3.05%, 10/01/41 (Call 04/01/41)	127	89,235
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	2,046	1,826,617
4.00%, 03/18/29 (Call 12/18/28)	1,642	1,568,207
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	365	197,211
3.25%, 12/01/49 (Call 06/01/49)	265	188,793
3.90%, 03/01/62 (Call 09/01/61)	35	27,239
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31).	450	358,118

		15,248,738

Computers — 1.7%
Apple Inc.
2.40%, 08/20/50 (Call 02/20/50)(a)	325	202,265
2.55%, 08/20/60 (Call 02/20/60)(a)	905	559,081
2.65%, 05/11/50 (Call 11/11/49)	286	185,872
2.65%, 02/08/51 (Call 08/08/50)	410	264,234
2.70%, 08/05/51 (Call 02/05/51)	317	205,869
2.80%, 02/08/61 (Call 08/08/60)	209	132,878
2.85%, 08/05/61 (Call 02/05/61)	302	191,746
2.95%, 09/11/49 (Call 03/11/49)	206	143,666
3.35%, 08/08/32 (Call 05/08/32)(a)	195	177,034
3.45%, 02/09/45	193	153,299
3.75%, 09/12/47 (Call 03/12/47)	114	92,596
3.75%, 11/13/47 (Call 05/13/47)(a)	82	66,692
3.85%, 05/04/43	211	180,498
3.85%, 08/04/46 (Call 02/04/46)	538	449,213
3.95%, 08/08/52 (Call 02/08/52)	420	348,556
4.10%, 08/08/62 (Call 02/08/62)	305	255,501
4.25%, 02/09/47 (Call 08/09/46)	257	230,602
4.38%, 05/13/45	218	198,914
4.50%, 02/23/36 (Call 08/23/35)(a)	25	24,571
4.65%, 02/23/46 (Call 08/23/45)	960	907,226
Dell Inc., 6.50%, 04/15/38	180	188,239
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)	197	236,072
8.35%, 07/15/46 (Call 01/15/46)	154	195,063
DXC Technology Co., 2.38%, 09/15/28 (Call 07/15/28)(a)	55	47,418

Security	Par (000)	Value

Computers (continued)
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)(a)	$325	$302,065
4.90%, 10/15/25 (Call 07/15/25)	2,163	2,149,089
5.25%, 07/01/28 (Call 06/01/28)(a)	410	410,656
6.10%, 04/01/26 (Call 04/01/24)	115	115,040
6.20%, 10/15/35 (Call 04/15/35)	451	470,872
HP Inc.
4.20%, 04/15/32 (Call 01/15/32)	220	202,838
5.50%, 01/15/33 (Call 10/15/32)(a)	400	400,159
6.00%, 09/15/41(a)	440	449,932
International Business Machines Corp.
2.95%, 05/15/50 (Call 11/15/49)	175	115,279
3.30%, 05/15/26(a)	226	217,587
3.30%, 01/27/27	839	801,529
3.45%, 02/19/26	915	887,626
3.50%, 05/15/29	1,270	1,185,450
4.00%, 06/20/42(a)	130	108,083
4.15%, 05/15/39	185	161,282
4.25%, 05/15/49	550	460,673
4.70%, 02/19/46	100	90,563
4.75%, 02/06/33 (Call 11/06/32)(a)	270	263,474
4.90%, 07/27/52 (Call 01/27/52)	40	36,972
5.10%, 02/06/53 (Call 08/06/52)	85	81,014
5.60%, 11/30/39	121	124,409
5.88%, 11/29/32	172	182,097
6.22%, 08/01/27	405	422,517
6.50%, 01/15/28	102	107,909
7.00%, 10/30/25	523	539,827
7.13%, 12/01/96(a)	55	69,066
Kyndryl Holdings Inc., 3.15%, 10/15/31 (Call 07/15/31)	55	45,355
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	180	147,465
4.38%, 05/15/30 (Call 02/15/30)(a)	656	616,454
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	75	63,355
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	192	161,795
3.10%, 02/01/32 (Call 11/01/31)	337	262,713
4.75%, 02/15/26 (Call 11/15/25)	37	36,193

		17,326,443

Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)(a)	502	414,121
4.00%, 08/15/45	262	229,357
Conopco Inc., Series E, 7.25%, 12/15/26(a)	70	74,250
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29 (Call 09/01/29)(a)	33	28,834
2.60%, 04/15/30 (Call 01/15/30)	41	35,877
3.13%, 12/01/49 (Call 06/01/49)(a)	168	114,537
4.15%, 03/15/47 (Call 09/15/46)	128	105,624
4.38%, 06/15/45 (Call 12/15/44)	99	85,086
6.00%, 05/15/37	54	57,547
Procter & Gamble Co. (The)
2.45%, 11/03/26	311	293,796
2.80%, 03/25/27	409	387,175
2.85%, 08/11/27	1,001	944,571
3.00%, 03/25/30	26	23,791
3.50%, 10/25/47	10	8,038
3.60%, 03/25/50	45	36,914
5.55%, 03/05/37	415	445,198

94	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
5.80%, 08/15/34	$45	$50,035
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	210	169,694
1.75%, 08/12/31 (Call 05/12/31)	780	627,283
2.00%, 07/28/26	162	151,726
2.13%, 09/06/29 (Call 06/06/29)(a)	262	228,224
2.90%, 05/05/27 (Call 02/05/27)	101	95,451
3.10%, 07/30/25	255	248,545
3.38%, 03/22/25 (Call 01/22/25)	340	333,415
3.50%, 03/22/28 (Call 12/22/27)	116	110,980
4.88%, 09/08/28 (Call 08/08/28)	70	70,504
5.00%, 12/08/33 (Call 09/08/33)(a)	415	415,697
5.90%, 11/15/32	402	427,750
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	235	151,609

		6,365,629

Distribution & Wholesale — 0.2%
LKQ Corp.
5.75%, 06/15/28 (Call 05/15/28)	880	888,871
6.25%, 06/15/33 (Call 03/15/33)	710	729,817
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	198	158,902
4.20%, 05/15/47 (Call 11/15/46)	113	97,056
4.60%, 06/15/45 (Call 12/15/44)	334	304,071

		2,178,717

Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26 (Call 09/29/26)	35	32,295
3.00%, 10/29/28 (Call 08/29/28)	485	435,773
3.30%, 01/30/32 (Call 10/30/31)	830	702,407
3.40%, 10/29/33 (Call 07/29/33)(a)	347	288,658
3.65%, 07/21/27 (Call 04/21/27)	245	230,654
3.85%, 10/29/41 (Call 04/29/41)	182	140,694
3.88%, 01/23/28 (Call 10/23/27)	192	180,791
4.45%, 10/01/25 (Call 08/01/25)(a)	355	348,193
4.45%, 04/03/26 (Call 02/03/26)	354	346,748
4.63%, 10/15/27 (Call 08/15/27)	156	151,027
5.10%, 01/19/29 (Call 12/19/28)	150	147,458
5.30%, 01/19/34 (Call 10/19/33)	150	144,922
5.75%, 06/06/28 (Call 05/06/28)	150	151,196
6.10%, 01/15/27 (Call 12/15/26)	150	151,939
6.15%, 09/30/30 (Call 07/30/30)	150	154,910
6.50%, 07/15/25 (Call 06/15/25)(a)	1,609	1,623,531
Affiliated Managers Group Inc., 3.50%, 08/01/25	86	83,640
Air Lease Corp.
2.88%, 01/15/32 (Call 10/15/31)	215	178,400
3.00%, 02/01/30 (Call 11/01/29)	184	159,944
3.13%, 12/01/30 (Call 09/01/30)	40	34,440
3.25%, 03/01/25 (Call 01/01/25)	124	121,069
3.25%, 10/01/29 (Call 07/01/29)(a)	247	220,155
3.63%, 04/01/27 (Call 01/01/27)	251	238,332
3.63%, 12/01/27 (Call 09/01/27)(a)	218	204,096
3.75%, 06/01/26 (Call 04/01/26)	209	201,412
4.63%, 10/01/28 (Call 07/01/28)	243	234,714
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	819	793,723
Ally Financial Inc.
4.63%, 03/30/25(a)	95	93,791
6.85%, 01/03/30 (Call 01/03/29), (1-day SOFR + 2.282%)(a)(b)	15	15,331

Security	Par (000)	Value

Diversified Financial Services (continued)
6.99%, 06/13/29 (Call 06/13/28), (1-day SOFR + 3.260%)(b)	$10	$10,272
8.00%, 11/01/31	727	796,302
American Express Co.
3.13%, 05/20/26 (Call 04/20/26)	972	932,817
4.05%, 12/03/42	225	193,543
4.20%, 11/06/25 (Call 10/06/25)	1,372	1,353,360
4.42%, 08/03/33 (Call 08/03/32), (1-day SOFR + 1.760%)(b)	167	158,211
4.99%, 05/01/26 (Call 05/01/25), (1-day SOFR + 1.000%)(b)	110	109,367
4.99%, 05/26/33 (Call 02/26/32), (1-day SOFR + 2.255%)(b)	135	131,313
5.04%, 05/01/34 (Call 05/01/33), (1-day SOFR + 1.835%)(b)	190	186,355
5.10%, 02/16/28 (Call 02/16/27), (1-day SOFR + 1.000%)(b)	75	74,701
5.28%, 07/27/29 (Call 07/27/28), (1-day SOFR + 1.280%)(b)	325	326,857
5.39%, 07/28/27 (Call 07/28/26), (1-day SOFR + 0.970%)(a)(b)	85	85,234
5.63%, 07/28/34 (Call 07/28/33), (1-day SOFR + 1.930%)(b)	55	55,337
6.34%, 10/30/26 (Call 10/30/25), (1-day SOFR + 1.330%)(b)	30	30,456
6.49%, 10/30/31 (Call 10/30/30), (1-day SOFR + 1.940%)(b)	125	133,126
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	495	469,130
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(a)	23	21,820
3.00%, 04/02/25 (Call 03/02/25)	15	14,606
Brookfield Capital Finance LLC, 6.09%, 06/14/33 (Call 03/14/33)	205	211,460
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32 (Call 10/30/31)	205	164,265
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	208	147,713
3.63%, 02/15/52 (Call 08/15/51)(a)	130	92,666
3.90%, 01/25/28 (Call 10/25/27)	171	163,973
4.25%, 06/02/26 (Call 03/02/26)	237	232,699
4.35%, 04/15/30 (Call 01/15/30)	4	3,789
4.70%, 09/20/47 (Call 03/20/47)	218	184,979
4.85%, 03/29/29 (Call 12/29/28)(a)	112	110,395
5.97%, 03/04/54 (Call 09/04/53)	50	50,466
6.35%, 01/05/34 (Call 10/05/33)	200	210,184
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50 (Call 10/15/49)	201	139,510
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31), (1-day SOFR + 1.337%)(b)	295	222,291
2.62%, 11/02/32 (Call 11/02/31), (1-day SOFR + 1.265%)(b)	175	139,730
2.64%, 03/03/26 (Call 03/03/25), (1-day SOFR + 1.290%)(b)	130	126,101
3.27%, 03/01/30 (Call 03/01/29), (1-day SOFR + 1.790%)(b)	147	130,979
3.80%, 01/31/28 (Call 12/31/27)	150	141,752
4.93%, 05/10/28 (Call 05/10/27), (1-day SOFR + 2.057%)(b)	55	53,800

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.99%, 07/24/26 (Call 07/24/25), (1-day SOFR + 2.160%)(b)	$110	$108,976
5.25%, 07/26/30 (Call 07/26/29), (1-day SOFR + 2.600%)(b)	125	121,879
5.27%, 05/10/33 (Call 05/10/32), (1-day SOFR + 2.370%)(a)(b)	415	402,495
5.82%, 02/01/34 (Call 02/01/33), (1-day SOFR + 2.600%)(b)	110	108,707
6.31%, 06/08/29 (Call 06/08/28), (1-day SOFR + 2.640%)(b)	145	148,501
6.38%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.860%)(b)	295	303,864
7.62%, 10/30/31 (Call 10/30/30), (1-day SOFR + 3.070%)(b)	35	38,303
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	137	132,578
Charles Schwab Corp. (The)
1.95%, 12/01/31 (Call 09/01/31)	210	166,687
2.00%, 03/20/28 (Call 01/20/28)(a)	75	66,490
2.30%, 05/13/31 (Call 02/13/31)	115	95,190
2.90%, 03/03/32 (Call 12/03/31)(a)	415	351,265
3.20%, 01/25/28 (Call 10/25/27)	54	50,556
4.63%, 03/22/30 (Call 12/22/29)(a)	60	59,227
5.85%, 05/19/34 (Call 05/19/33), (1-day SOFR + 2.500%)(b)	15	15,225
6.14%, 08/24/34 (Call 08/24/33), (1-day SOFR + 2.010%)(a)(b)	220	228,195
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	240	191,084
4.10%, 06/15/51 (Call 12/15/50)	74	43,722
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	20	17,133
3.75%, 06/15/28 (Call 03/15/28)	99	95,509
4.15%, 06/15/48 (Call 12/15/47)	33	28,328
5.30%, 09/15/43 (Call 03/15/43)	45	45,548
Credit Suisse USA Inc., 7.13%, 07/15/32	220	245,505
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	594	570,883
6.70%, 11/29/32 (Call 08/29/32)	250	261,610
7.96%, 11/02/34 (Call 11/02/33), (1-day SOFR + 3.370%)(b)	220	246,551
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	180	171,325
Franklin Resources Inc.
2.85%, 03/30/25	51	49,686
2.95%, 08/12/51 (Call 02/12/51)	30	18,433
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	135	104,187
2.65%, 09/15/40 (Call 03/15/40)(a)	82	58,083
3.00%, 06/15/50 (Call 12/15/49)	327	219,306
3.00%, 09/15/60 (Call 03/15/60)	395	244,701
3.10%, 09/15/27 (Call 06/15/27)	20	18,781
3.75%, 09/21/28 (Call 06/21/28)(a)	5	4,772
4.25%, 09/21/48 (Call 03/21/48)	265	224,284
4.60%, 03/15/33 (Call 12/15/32)(a)	160	152,946
4.95%, 06/15/52 (Call 12/15/51)	235	219,338
5.20%, 06/15/62 (Call 12/15/61)	295	283,499
Invesco Finance PLC
3.75%, 01/15/26(a)	135	131,190
5.38%, 11/30/43	181	174,703

Security	Par (000)	Value

Diversified Financial Services (continued)
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	$1,512	$1,494,166
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	25	20,447
6.25%, 01/15/36	63	64,732
6.50%, 01/20/43	70	72,894
Legg Mason Inc.
4.75%, 03/15/26(a)	385	382,294
5.63%, 01/15/44	271	271,515
Mastercard Inc.
2.95%, 06/01/29 (Call 03/01/29)	40	36,722
2.95%, 03/15/51 (Call 09/15/50)	110	76,193
3.35%, 03/26/30 (Call 12/26/29)	115	106,186
3.65%, 06/01/49 (Call 12/01/48)	275	218,652
3.80%, 11/21/46 (Call 05/21/46)	111	91,651
3.85%, 03/26/50 (Call 09/26/49)	261	215,489
3.95%, 02/26/48 (Call 08/26/47)	123	103,951
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	205	163,257
3.25%, 04/28/50 (Call 10/28/49)	103	70,037
3.85%, 06/30/26 (Call 03/30/26)	165	160,131
3.95%, 03/07/52 (Call 09/07/51)	229	173,978
5.35%, 06/28/28 (Call 05/28/28)	390	393,905
5.55%, 02/15/34 (Call 11/15/33)	375	377,444
5.65%, 06/28/25	50	50,162
6.10%, 06/28/63 (Call 12/28/62)	65	67,458
Nomura Holdings Inc.
2.17%, 07/14/28	735	640,676
2.33%, 01/22/27	135	123,711
2.61%, 07/14/31	222	182,393
2.68%, 07/16/30	388	327,953
2.71%, 01/22/29	241	212,372
3.00%, 01/22/32	231	192,423
3.10%, 01/16/30	506	444,220
5.39%, 07/06/27	215	214,506
6.07%, 07/12/28	200	204,752
6.09%, 07/12/33	200	208,452
ORIX Corp.
3.70%, 07/18/27	56	53,543
4.00%, 04/13/32	125	116,176
5.20%, 09/13/32(a)	145	146,530
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)(a)	70	67,979
6.63%, 03/15/25 (Call 09/15/24)(a)	565	565,900
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	162	119,988
4.95%, 07/15/46	185	169,944
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	104	81,563
3.70%, 08/04/26 (Call 05/04/26)	265	250,074
3.95%, 12/01/27 (Call 09/01/27)	647	599,269
4.50%, 07/23/25 (Call 04/23/25)	340	332,298
4.88%, 06/13/25 (Call 05/13/25)(a)	20	19,680
5.15%, 03/19/29 (Call 12/19/28)	456	435,000
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)	281	163,358
2.05%, 04/15/30 (Call 01/15/30)	11	9,435
3.65%, 09/15/47 (Call 03/15/47)	228	181,449
4.15%, 12/14/35 (Call 06/14/35)	488	457,436
4.30%, 12/14/45 (Call 06/14/45)	493	439,415

96	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Voya Financial Inc., 4.70%, 01/23/48 (Call 01/23/28), (3-mo. LIBOR US + 2.084%)(b)	$250	$210,158
Western Union Co. (The), 6.20%, 11/17/36(a)	293	295,122

		33,716,086

Electric — 7.9%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	545	375,450
4.70%, 05/15/32 (Call 02/15/32)	320	304,911
5.25%, 05/15/52 (Call 11/15/51)	345	323,220
5.40%, 06/01/33 (Call 03/01/33)(a)	555	553,888
Series G, 4.15%, 05/01/49 (Call 11/01/48)	90	70,578
Series H, 3.45%, 01/15/50 (Call 07/15/49)	170	118,566
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	4,232	3,942,969
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	298	227,493
4.35%, 06/01/48 (Call 12/01/47)	532	438,185
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	899	847,194
3.20%, 09/15/49 (Call 03/15/49)	464	318,022
3.50%, 08/15/46 (Call 02/15/46)	254	187,113
3.75%, 08/15/47 (Call 02/15/47)(a)	94	71,517
4.25%, 09/15/48 (Call 03/15/48)(a)	195	162,644
6.35%, 10/01/36	160	170,909
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	337	262,521
3.60%, 03/01/52 (Call 09/01/51)	450	338,047
3.95%, 03/01/48 (Call 09/01/47)	259	209,105
4.50%, 04/01/44 (Call 10/01/43)	187	165,111
5.30%, 04/01/53 (Call 10/01/52)	60	59,631
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	144	136,593
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	277	233,538
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	83	54,558
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	132	94,878
Series K2, 6.95%, 03/15/33	50	56,399
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	4	3,769
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	330	329,186
CMS Energy Corp.
3.75%, 12/01/50 (Call 09/01/30), (5-year CMT + 2.900%)(a)(b)	500	400,708
4.75%, 06/01/50 (Call 03/01/30), (5-year CMT + 4.116%)(b)	55	50,185
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	1,012	860,559
2.55%, 06/15/26 (Call 03/15/26)	854	807,975
3.00%, 03/01/50 (Call 09/01/49)	310	204,251
3.65%, 06/15/46 (Call 12/15/45)	219	166,890
3.70%, 08/15/28 (Call 05/15/28)(a)	153	145,711
3.70%, 03/01/45 (Call 09/01/44)	199	155,038
3.80%, 10/01/42 (Call 04/01/42)	170	136,208
4.00%, 03/01/48 (Call 09/01/47)	262	209,351
4.00%, 03/01/49 (Call 09/01/48)	190	150,764
4.35%, 11/15/45 (Call 05/15/45)	154	130,980
4.60%, 08/15/43 (Call 02/15/43)	35	31,450
4.70%, 01/15/44 (Call 07/15/43)	113	101,375
5.90%, 03/15/36	228	238,447
6.45%, 01/15/38(a)	159	172,554
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	51	47,764
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	239	182,469
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	292	200,073

Security	Par (000)	Value

Electric (continued)
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	$598	$485,109
4.30%, 04/15/44 (Call 10/15/43)	295	251,237
4.90%, 07/01/33 (Call 04/01/33)	40	39,068
Series A, 2.05%, 07/01/31 (Call 04/01/31)	385	312,843
Series A, 3.20%, 03/15/27 (Call 12/15/26)	272	258,428
Series A, 4.15%, 06/01/45 (Call 12/01/44)(a)	454	383,030
Connecticut Light and Power Co. (The), 4.65%, 01/01/29 (Call 12/01/28)	100	98,312
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	204	145,200
3.80%, 05/15/28 (Call 02/15/28)(a)	96	91,678
3.85%, 06/15/46 (Call 12/15/45)	185	145,227
3.95%, 03/01/43 (Call 09/01/42)	80	65,493
4.45%, 03/15/44 (Call 09/15/43)	216	187,115
4.50%, 12/01/45 (Call 06/01/45)	218	188,561
4.50%, 05/15/58 (Call 11/15/57)	114	95,683
4.63%, 12/01/54 (Call 06/01/54)	191	164,026
5.70%, 06/15/40	120	120,699
Series 05-A, 5.30%, 03/01/35	235	233,433
Series 06-A, 5.85%, 03/15/36	199	204,647
Series 06-B, 6.20%, 06/15/36	95	100,853
Series 07-A, 6.30%, 08/15/37(a)	98	104,529
Series 08-B, 6.75%, 04/01/38	233	259,685
Series 09-C, 5.50%, 12/01/39	147	146,438
Series 12-A, 4.20%, 03/15/42	139	115,833
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	128	99,095
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	383	350,145
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	246	196,956
Series A, 4.13%, 05/15/49 (Call 11/15/48)	178	143,026
Series B, 3.13%, 11/15/27 (Call 08/15/27)	86	80,791
Series C, 3.00%, 12/01/60 (Call 06/01/60)	225	136,483
Series C, 4.00%, 11/15/57 (Call 05/15/57)	110	85,108
Series C, 4.30%, 12/01/56 (Call 06/01/56)	180	147,099
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	251	242,061
Series E, 4.65%, 12/01/48 (Call 06/01/48)	113	98,606
Constellation Energy Generation LLC
5.60%, 06/15/42 (Call 12/15/41)(a)	101	98,432
5.75%, 10/01/41 (Call 04/01/41)	77	75,449
5.80%, 03/01/33 (Call 12/01/32)	525	536,493
6.25%, 10/01/39	145	149,586
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	1,385	768,507
2.65%, 08/15/52 (Call 02/15/52)	500	310,195
4.20%, 09/01/52 (Call 03/01/52)	225	186,656
4.63%, 05/15/33 (Call 11/15/32)	280	270,703
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	134	107,487
Edison International
4.13%, 03/15/28 (Call 12/15/27)	223	212,747
5.75%, 06/15/27 (Call 04/15/27)	214	216,026
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)(a)	115	97,622
6.00%, 05/15/35	75	75,212
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	815	782,906
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	510	319,957
4.20%, 09/01/48 (Call 03/01/48)	225	182,528
4.20%, 04/01/50 (Call 10/01/49)	288	233,582
4.95%, 01/15/45 (Call 01/15/25)	460	420,121

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Entergy Texas Inc., 5.80%, 09/01/53 (Call 03/01/53)(a)	$100	$102,886
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)(a)	180	148,573
3.45%, 01/15/50 (Call 07/15/49)	501	341,177
5.00%, 01/01/27(a)	75	74,487
5.13%, 05/15/33 (Call 02/15/33)	10	9,660
5.45%, 03/01/28 (Call 02/01/28)(a)	135	135,739
5.50%, 01/01/34 (Call 10/01/33)(a)	200	197,933
5.95%, 02/01/29 (Call 01/01/29)	195	199,712
Series M, 3.30%, 01/15/28 (Call 10/15/27)	238	221,664
Series O, 4.25%, 04/01/29 (Call 01/01/29)	187	178,142
Series R, 1.65%, 08/15/30 (Call 05/15/30)(a)	2,292	1,823,752
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	336	323,509
3.95%, 06/15/25 (Call 03/15/25)	340	333,724
4.05%, 04/15/30 (Call 01/15/30)	938	879,783
4.10%, 03/15/52 (Call 09/15/51)(a)	135	104,713
4.45%, 04/15/46 (Call 10/15/45)	291	243,576
4.70%, 04/15/50 (Call 10/15/49)	354	305,718
4.95%, 06/15/35 (Call 12/15/34)	208	194,326
5.10%, 06/15/45 (Call 12/15/44)	240	218,362
5.15%, 03/15/29 (Call 02/15/29)	25	24,881
5.45%, 03/15/34 (Call 12/15/33)	50	49,781
5.60%, 03/15/53 (Call 09/15/52)(a)	240	234,021
5.63%, 06/15/35	140	139,008
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	5	4,875
2.88%, 12/04/51 (Call 06/04/51)	25	16,235
3.15%, 10/01/49 (Call 04/01/49)	99	68,259
3.70%, 12/01/47 (Call 06/01/47)	174	135,255
3.95%, 03/01/48 (Call 09/01/47)	246	199,108
3.99%, 03/01/49 (Call 09/01/48)	233	188,507
4.05%, 06/01/42 (Call 12/01/41)	191	161,833
4.05%, 10/01/44 (Call 04/01/44)	120	101,020
4.13%, 02/01/42 (Call 08/01/41)	264	226,343
4.13%, 06/01/48 (Call 12/01/47)	169	140,358
4.95%, 06/01/35	171	168,223
5.25%, 02/01/41 (Call 08/01/40)	115	113,442
5.63%, 04/01/34	346	361,679
5.65%, 02/01/37	112	115,624
5.69%, 03/01/40	90	92,213
5.95%, 02/01/38	146	155,260
5.96%, 04/01/39	104	111,516
Iberdrola International BV
5.81%, 03/15/25	1,173	1,173,025
6.75%, 07/15/36	891	997,645
ITC Holdings Corp.
3.35%, 11/15/27 (Call 08/15/27)	204	191,351
5.30%, 07/01/43 (Call 01/01/43)	428	400,597
National Grid PLC
5.42%, 01/11/34 (Call 10/11/33)	650	633,842
5.60%, 06/12/28 (Call 05/12/28)	850	860,705
5.81%, 06/12/33 (Call 03/12/33)	1,725	1,743,152
National Grid USA, 5.80%, 04/01/35	930	916,993
National Rural Utilities Cooperative Finance Corp.
3.90%, 11/01/28 (Call 08/01/28)	45	43,131
4.02%, 11/01/32 (Call 05/01/32)(a)	161	148,118
4.30%, 03/15/49 (Call 09/15/48)	359	298,202
4.40%, 11/01/48 (Call 05/01/48)	145	122,203
5.05%, 09/15/28 (Call 08/15/28)	40	40,043

Security	Par (000)	Value

Electric (continued)
5.25%, 04/20/46 (Call 04/20/26), (3-mo. LIBOR US + 3.630%)(b)	$20	$19,401
Series C, 8.00%, 03/01/32	208	240,870
Nevada Power Co.
5.90%, 05/01/53 (Call 11/01/52)	510	524,551
6.00%, 03/15/54 (Call 09/15/53)	15	15,670
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	180	118,053
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	2,443	2,055,844
2.75%, 11/01/29 (Call 08/01/29)	3,246	2,860,914
3.50%, 04/01/29 (Call 01/01/29)	1,130	1,044,964
3.55%, 05/01/27 (Call 02/01/27)	2,610	2,483,148
3.80%, 03/15/82 (Call 03/15/27), (5-year CMT + 2.547%)(b)	20	17,816
4.90%, 03/15/29 (Call 02/15/29)	125	123,448
4.95%, 01/29/26	125	124,083
5.25%, 03/15/34 (Call 12/15/33)	125	122,689
5.55%, 03/15/54 (Call 09/15/53)	325	315,155
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	322	257,488
3.10%, 06/01/51 (Call 12/01/50)(a)	298	201,184
3.20%, 05/15/27 (Call 02/15/27)	1,895	1,805,289
3.25%, 05/15/29 (Call 02/15/29)	320	297,443
3.95%, 04/01/30 (Call 01/01/30)	1,108	1,038,720
4.40%, 03/01/44 (Call 09/01/43)	421	362,684
4.55%, 06/01/52 (Call 12/01/51)	15	12,966
5.50%, 03/15/40	140	139,525
Ohio Edison Co., 6.88%, 07/15/36	80	88,362
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	268	209,149
4.15%, 04/01/48 (Call 10/01/47)	170	136,112
5.00%, 06/01/33 (Call 03/01/33)	130	127,504
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	685	546,230
Series R, 2.90%, 10/01/51 (Call 04/01/51)(a)	445	283,334
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)(a)	475	294,983
3.10%, 09/15/49 (Call 03/15/49)	463	317,419
3.75%, 04/01/45 (Call 10/01/44)	328	260,129
3.80%, 09/30/47 (Call 03/30/47)	162	124,975
3.80%, 06/01/49 (Call 12/01/48)	286	224,360
4.10%, 11/15/48 (Call 05/15/48)	230	188,478
4.55%, 12/01/41 (Call 06/01/41)(a)	50	45,337
4.60%, 06/01/52 (Call 12/01/51)	60	52,762
4.95%, 09/15/52 (Call 03/15/52)	65	60,529
5.25%, 09/30/40	45	44,658
5.30%, 06/01/42 (Call 12/01/41)	25	25,245
5.65%, 11/15/33 (Call 08/15/33)	25	25,777
5.75%, 03/15/29 (Call 12/15/28)	57	58,929
7.00%, 05/01/32	35	38,988
7.25%, 01/15/33	27	30,723
Pacific Gas and Electric Co.
3.50%, 08/01/50 (Call 02/01/50)	752	505,896
3.95%, 12/01/47 (Call 06/01/47)	85	61,725
4.20%, 06/01/41 (Call 12/01/40)	50	39,284
4.25%, 03/15/46 (Call 09/15/45)	72	55,083
4.30%, 03/15/45 (Call 09/15/44)	125	97,526
4.40%, 03/01/32 (Call 12/01/31)	155	141,070
4.45%, 04/15/42 (Call 10/15/41)	95	76,429
4.50%, 07/01/40 (Call 01/01/40)	380	319,248
4.60%, 06/15/43 (Call 12/15/42)	132	108,196
4.75%, 02/15/44 (Call 08/15/43)	220	183,407

98	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.95%, 07/01/50 (Call 01/01/50)(a)	$645	$547,789
5.25%, 03/01/52 (Call 09/01/51)	490	433,819
5.90%, 06/15/32 (Call 03/15/32)	579	581,913
6.15%, 01/15/33 (Call 10/15/32)	320	327,418
6.75%, 01/15/53 (Call 07/15/52)	470	503,748
PECO Energy Co.
2.85%, 09/15/51 (Call 03/15/51)	90	57,328
3.00%, 09/15/49 (Call 03/15/49)	491	329,955
3.05%, 03/15/51 (Call 09/15/50)	95	63,893
3.15%, 10/15/25 (Call 07/15/25)	478	464,206
3.70%, 09/15/47 (Call 03/15/47)(a)	365	283,633
3.90%, 03/01/48 (Call 09/01/47)	344	276,734
4.15%, 10/01/44 (Call 04/01/44)(a)	283	236,421
4.90%, 06/15/33 (Call 03/15/33)(a)	98	97,018
5.95%, 10/01/36	81	85,686
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	565	474,814
5.20%, 03/15/34 (Call 12/15/33)	50	49,710
5.50%, 03/15/54 (Call 09/15/53)	75	74,656
6.50%, 11/15/37	147	162,251
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	190	129,613
3.95%, 06/01/47 (Call 12/01/46)	65	52,465
4.15%, 10/01/45 (Call 04/01/45)	35	29,098
4.15%, 06/15/48 (Call 12/15/47)	169	141,625
5.00%, 05/15/33 (Call 02/15/33)	485	482,232
5.25%, 05/15/53 (Call 11/15/52)	535	519,356
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	780	589,781
5.15%, 01/15/53 (Call 07/15/52)	40	38,368
5.35%, 10/01/33 (Call 07/01/33)	175	176,826
Series V, 2.20%, 06/15/31 (Call 03/15/31)	457	376,382
Public Service Electric & Gas Co.
2.45%, 01/15/30 (Call 10/15/29)	82	71,304
3.00%, 05/15/27 (Call 02/15/27)	100	94,516
3.15%, 01/01/50 (Call 07/01/49)	360	250,172
3.20%, 08/01/49 (Call 02/01/49)	282	198,959
3.60%, 12/01/47 (Call 06/01/47)	121	92,227
3.65%, 09/01/28 (Call 06/01/28)(a)	70	66,648
3.65%, 09/01/42 (Call 03/01/42)	210	165,335
3.70%, 05/01/28 (Call 02/01/28)	108	103,233
3.80%, 01/01/43 (Call 07/01/42)	155	125,895
3.80%, 03/01/46 (Call 09/01/45)	322	254,140
3.85%, 05/01/49 (Call 11/01/48)	243	193,607
3.95%, 05/01/42 (Call 11/01/41)	121	101,514
4.05%, 05/01/48 (Call 11/01/47)	131	108,863
5.20%, 03/01/34 (Call 12/01/33)	75	75,093
5.45%, 03/01/54 (Call 09/01/53)	125	125,375
5.50%, 03/01/40	115	114,977
5.80%, 05/01/37	83	85,422
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)	1,872	1,503,728
2.45%, 11/15/31 (Call 08/15/31)	1,470	1,195,520
6.13%, 10/15/33 (Call 07/15/33)	60	62,616
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	1,326	1,258,013
4.15%, 05/15/48 (Call 11/15/47)	174	143,212
4.50%, 08/15/40	222	197,008
4.95%, 08/15/28 (Call 07/15/28)	160	159,956
6.00%, 06/01/39	107	110,733
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	168	129,183

Security	Par (000)	Value

Electric (continued)
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	$187	$150,834
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	349	242,251
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	65	43,110
Sempra
3.40%, 02/01/28 (Call 11/01/27)	165	155,270
3.80%, 02/01/38 (Call 08/01/37)	331	271,507
4.00%, 02/01/48 (Call 08/01/47)	402	312,111
4.13%, 04/01/52 (Call 01/01/27), (5-year CMT + 2.868%)(b)	377	346,161
5.50%, 08/01/33 (Call 05/01/33)	100	99,418
6.00%, 10/15/39	205	206,918
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	17	14,348
3.45%, 02/01/52 (Call 08/01/51)(a)	445	309,929
3.65%, 02/01/50 (Call 08/01/49)	378	276,510
4.00%, 04/01/47 (Call 10/01/46)	357	277,676
4.05%, 03/15/42 (Call 09/15/41)	146	119,971
4.50%, 09/01/40 (Call 03/01/40)	153	133,693
4.65%, 10/01/43 (Call 04/01/43)	122	106,779
5.15%, 06/01/29 (Call 05/01/29)	75	75,053
5.35%, 03/01/26	75	75,048
5.50%, 03/15/40	111	109,650
5.63%, 02/01/36	177	176,930
5.70%, 03/01/53 (Call 09/01/52)	85	84,290
5.75%, 04/15/54 (Call 10/15/53)	125	124,239
5.88%, 12/01/53 (Call 06/01/53)	5	5,081
6.00%, 01/15/34	315	328,265
6.05%, 03/15/39	79	81,368
6.65%, 04/01/29	201	210,943
Series 04-G, 5.75%, 04/01/35	112	113,288
Series 05-E, 5.35%, 07/15/35	109	108,416
Series 06-E, 5.55%, 01/15/37	50	49,757
Series 08-A, 5.95%, 02/01/38	65	66,604
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	123	97,233
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	20	12,797
Series A, 4.20%, 03/01/29 (Call 12/01/28)	5	4,810
Series B, 3.65%, 03/01/28 (Call 12/01/27)	72	68,189
Series B, 4.88%, 03/01/49 (Call 09/01/48)	41	36,389
Series C, 3.60%, 02/01/45 (Call 08/01/44)	193	142,868
Series C, 4.13%, 03/01/48 (Call 09/01/47)	229	182,701
Series E, 5.45%, 06/01/52 (Call 12/01/51)(a)	25	23,981
Toledo Edison Co. (The), 6.15%, 05/15/37	215	226,338

		80,681,800

Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	924	757,268
Emerson Electric Co.
2.80%, 12/21/51 (Call 06/21/51)(a)	145	93,297
5.25%, 11/15/39	15	15,147

		865,712

Electronics — 0.7%
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	615	561,593
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27 (Call 07/01/27)(a)	437	413,368
5.41%, 07/01/32 (Call 04/01/32)	358	357,652
Amphenol Corp.
2.80%, 02/15/30 (Call 11/15/29)	41	36,515
4.35%, 06/01/29 (Call 03/01/29)	4	3,888

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	$330	$272,385
5.50%, 06/01/32 (Call 03/01/32)	10	9,602
Flex Ltd.
4.88%, 06/15/29 (Call 03/15/29)	468	455,224
4.88%, 05/12/30 (Call 02/12/30)	614	591,565
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	35	33,407
4.30%, 06/15/46 (Call 12/15/45)	82	67,656
Honeywell International Inc.
2.50%, 11/01/26 (Call 08/01/26)	1,667	1,570,977
2.70%, 08/15/29 (Call 05/15/29)	143	128,655
3.81%, 11/21/47 (Call 05/21/47)	82	66,075
4.25%, 01/15/29 (Call 12/15/28)	60	58,688
4.88%, 09/01/29 (Call 08/01/29)	100	100,085
4.95%, 09/01/31 (Call 07/01/31)	100	99,824
5.00%, 03/01/35 (Call 12/01/34)	175	174,585
5.35%, 03/01/64 (Call 09/01/63)	175	174,656
5.38%, 03/01/41(a)	165	169,474
5.70%, 03/15/36	208	219,624
5.70%, 03/15/37	158	165,628
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	28	26,272
3.35%, 03/01/26 (Call 12/01/25)	85	82,005
3.50%, 02/15/28 (Call 11/15/27)	42	39,674
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	152	135,175
4.60%, 04/06/27 (Call 01/06/27)	647	636,647
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)(a)	350	346,852
Tyco Electronics Group SA, 7.13%, 10/01/37	129	148,080
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)	182	159,329
2.95%, 04/01/31 (Call 01/01/31)	189	155,583

		7,460,743

Entertainment — 0.2%
Warnermedia Holdings Inc.
5.05%, 03/15/42 (Call 09/15/41)	220	184,647
5.14%, 03/15/52 (Call 09/15/51)	1,095	889,136
5.39%, 03/15/62 (Call 09/15/61)	870	700,273

		1,774,056

Environmental Control — 0.2%
Republic Services Inc.
2.38%, 03/15/33 (Call 12/15/32)	25	20,035
3.05%, 03/01/50 (Call 09/01/49)	150	103,860
5.70%, 05/15/41 (Call 11/15/40)	50	51,870
6.20%, 03/01/40	50	54,475
Veralto Corp.
5.35%, 09/18/28 (Call 08/18/28)(c)	410	412,799
5.45%, 09/18/33 (Call 06/18/33)(c)	700	703,160
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)(a)	265	175,342
3.05%, 04/01/50 (Call 10/01/49)	87	58,744
3.50%, 05/01/29 (Call 02/01/29)	71	66,508
4.25%, 12/01/28 (Call 09/01/28)	10	9,683
Waste Management Inc.
2.50%, 11/15/50 (Call 05/15/50)	310	191,506
3.15%, 11/15/27 (Call 08/15/27)	25	23,527
4.10%, 03/01/45 (Call 09/01/44)	37	31,757
4.15%, 07/15/49 (Call 01/15/49)	226	190,969

		2,094,235

Security	Par (000)	Value

Food — 2.3%
Ahold Finance USA LLC, 6.88%, 05/01/29	$141	$152,955
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)(a)	55	46,700
3.13%, 04/24/50 (Call 10/24/49)(a)	169	110,196
3.30%, 03/19/25 (Call 12/19/24)	1,330	1,296,713
3.95%, 03/15/25 (Call 01/15/25)	393	386,700
4.15%, 03/15/28 (Call 12/15/27)	744	717,645
4.80%, 03/15/48 (Call 09/15/47)	194	170,153
Conagra Brands Inc.
4.60%, 11/01/25 (Call 09/01/25)	168	165,510
4.85%, 11/01/28 (Call 08/01/28)	20	19,654
5.30%, 10/01/26	95	95,014
5.30%, 11/01/38 (Call 05/01/38)	196	185,077
5.40%, 11/01/48 (Call 05/01/48)	333	307,321
7.00%, 10/01/28	33	35,254
8.25%, 09/15/30	194	222,768
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)(a)	808	662,200
2.88%, 04/15/30 (Call 01/15/30)(a)	1,060	935,918
3.00%, 02/01/51 (Call 08/01/50)(a)	208	134,069
3.20%, 02/10/27 (Call 11/10/26)	1,179	1,120,655
4.00%, 04/17/25 (Call 02/17/25)(a)	291	286,381
4.20%, 04/17/28 (Call 01/17/28)	1,007	976,409
4.70%, 01/30/27 (Call 12/20/26)(a)	125	123,742
4.95%, 03/29/33 (Call 12/29/32)(a)	20	19,632
5.24%, 11/18/25 (Call 03/18/24)(a)	40	39,951
5.40%, 06/15/40	92	90,431
5.50%, 10/17/28 (Call 09/17/28)	260	264,236
Hershey Co. (The)
2.45%, 11/15/29 (Call 08/15/29)	48	42,547
3.13%, 11/15/49 (Call 05/15/49)	17	12,178
3.38%, 08/15/46 (Call 02/15/46)	35	26,326
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	290	194,608
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	954	838,299
3.20%, 10/01/26 (Call 07/01/26)	75	71,520
3.90%, 06/01/50 (Call 12/01/49)(a)	253	185,316
J M Smucker Co. (The)
5.90%, 11/15/28 (Call 10/15/28)	15	15,440
6.50%, 11/15/43 (Call 05/15/43)	40	42,731
6.50%, 11/15/53 (Call 05/15/53)	350	381,066
JM Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)	56	48,032
3.38%, 12/15/27 (Call 09/15/27)(a)	59	55,634
3.50%, 03/15/25	390	382,165
3.55%, 03/15/50 (Call 09/15/49)	71	49,727
4.25%, 03/15/35	151	135,218
4.38%, 03/15/45	87	72,701
Kellanova
2.10%, 06/01/30 (Call 03/01/30)(a)	1,397	1,175,601
3.25%, 04/01/26	1,786	1,716,744
3.40%, 11/15/27 (Call 08/15/27)	1,174	1,105,330
4.30%, 05/15/28 (Call 02/15/28)(a)	1,129	1,096,382
Series B, 7.45%, 04/01/31	196	219,283
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	193	191,437
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	350	290,331
4.88%, 10/01/49 (Call 04/01/49)	412	367,656
5.00%, 07/15/35 (Call 01/15/35)	120	117,137
5.00%, 06/04/42	81	74,723

100	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
5.20%, 07/15/45 (Call 01/15/45)	$408	$380,852
5.50%, 06/01/50 (Call 12/01/49)(a)	345	335,772
6.50%, 02/09/40	179	193,082
6.88%, 01/26/39	175	195,989
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	103	96,780
3.50%, 02/01/26 (Call 11/01/25)	39	37,800
3.70%, 08/01/27 (Call 05/01/27)	59	56,593
3.88%, 10/15/46 (Call 04/15/46)	102	77,404
3.95%, 01/15/50 (Call 07/15/49)	193	151,178
4.45%, 02/01/47 (Call 08/01/46)	293	247,124
4.50%, 01/15/29 (Call 10/15/28)	55	53,758
4.65%, 01/15/48 (Call 07/15/47)	118	102,801
5.00%, 04/15/42 (Call 10/15/41)(a)	74	68,636
5.15%, 08/01/43 (Call 02/01/43)	131	121,727
5.40%, 07/15/40 (Call 01/15/40)	120	116,056
5.40%, 01/15/49 (Call 07/15/48)	95	92,645
6.90%, 04/15/38	121	135,076
7.50%, 04/01/31	156	175,982
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)	295	237,151
2.50%, 04/15/30 (Call 01/15/30)	236	201,975
3.40%, 08/15/27 (Call 05/15/27)	342	323,496
4.20%, 08/15/47 (Call 02/15/47)(a)	228	188,663
Mondelez International Inc.
2.63%, 09/04/50 (Call 03/04/50)	143	89,328
2.75%, 04/13/30 (Call 01/13/30)	58	51,220
4.13%, 05/07/28 (Call 02/07/28)	25	24,483
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	114	98,137
3.25%, 07/15/27 (Call 04/15/27)	75	70,681
3.30%, 07/15/26 (Call 04/15/26)	115	110,410
3.30%, 02/15/50 (Call 08/15/49)(a)	185	131,024
4.45%, 03/15/48 (Call 09/15/47)	104	87,955
4.50%, 04/01/46 (Call 10/01/45)	62	53,054
4.85%, 10/01/45 (Call 04/01/45)	123	111,327
5.38%, 09/21/35	10	10,087
5.95%, 04/01/30 (Call 01/01/30)	177	183,986
6.60%, 04/01/40 (Call 10/01/39)	87	95,398
6.60%, 04/01/50 (Call 10/01/49)	330	372,631
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	5	4,740
4.35%, 03/01/29 (Call 12/01/28)	54	51,960
4.55%, 06/02/47 (Call 12/02/46)	143	115,785
5.10%, 09/28/48 (Call 03/28/48)(a)	272	239,862
5.15%, 08/15/44 (Call 02/15/44)	65	58,536

		23,024,560

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47 (Call 05/02/47)	200	168,889
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(a)	123	104,171
4.40%, 08/15/47 (Call 02/15/47)	239	198,629
4.80%, 06/15/44 (Call 12/15/43)	80	71,231
5.00%, 09/15/35 (Call 03/15/35)	135	130,869
5.15%, 05/15/46 (Call 11/15/45)(a)	10	9,279
6.00%, 11/15/41 (Call 05/15/41)	219	225,573
7.30%, 11/15/39(a)	55	63,827
Suzano Austria GmbH
3.13%, 01/15/32 (Call 10/15/31)	182	149,447
3.75%, 01/15/31 (Call 10/15/30)	215	187,850

Security	Par (000)	Value

Forest Products & Paper (continued)
5.00%, 01/15/30 (Call 10/15/29)	$402	$382,538
6.00%, 01/15/29 (Call 10/15/28)	322	322,055

		2,014,358

Gas — 0.5%
Atmos Energy Corp.
2.85%, 02/15/52 (Call 08/15/51)(a)	130	83,311
3.00%, 06/15/27 (Call 03/15/27)	15	14,108
3.38%, 09/15/49 (Call 03/15/49)	268	193,789
4.13%, 10/15/44 (Call 04/15/44)	174	147,841
4.13%, 03/15/49 (Call 09/15/48)	157	129,261
4.15%, 01/15/43 (Call 07/15/42)	16	13,630
4.30%, 10/01/48 (Call 04/01/48)	50	42,950
5.50%, 06/15/41 (Call 12/15/40)(a)	43	43,395
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	120	100,098
3.95%, 09/15/27 (Call 06/15/27)	420	398,331
4.75%, 09/01/28 (Call 06/01/28)	57	55,079
5.50%, 10/01/26	45	44,867
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	280	232,780
4.25%, 09/01/32 (Call 06/01/32)(a)	60	56,811
4.50%, 11/01/48 (Call 05/01/48)	200	171,752
4.66%, 02/01/44 (Call 08/01/43)	124	110,428
5.10%, 04/01/29 (Call 03/01/29)	30	30,074
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	570	476,735
3.35%, 06/01/50 (Call 12/01/49)	165	109,648
5.05%, 05/15/52 (Call 11/15/51)	202	182,020
5.40%, 06/15/33 (Call 03/15/33)	100	100,296
Southern California Gas Co.
3.20%, 06/15/25 (Call 03/15/25)	259	253,080
5.13%, 11/15/40	70	66,891
5.20%, 06/01/33 (Call 03/01/33)	140	139,035
5.75%, 06/01/53 (Call 12/01/52)	25	25,238
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	689	652,973
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	183	148,035
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	221	181,147
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	220	169,528
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	32	27,784
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)(a)	90	57,746
3.70%, 04/01/28 (Call 01/01/28)	35	33,047
3.80%, 09/29/46 (Call 03/29/46)(a)	159	116,250
4.15%, 06/01/49 (Call 12/01/48)	131	100,151
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)(a)	315	232,147
Series K, 3.80%, 09/15/46 (Call 03/15/46)(a)	80	59,020

		4,999,276

Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.30%, 02/15/30 (Call 12/15/29)(c)	95	96,662
6.40%, 04/15/33 (Call 01/15/33)(c)	310	318,145
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	15	10,529
3.25%, 03/01/27 (Call 12/01/26)	35	33,510
4.10%, 03/01/48 (Call 09/01/47)	15	12,519

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hand & Machine Tools (continued)
Stanley Black & Decker Inc.
4.00%, 03/15/60 (Call 03/15/25), (5-year CMT + 2.657%)(b)	$432	$384,559
4.25%, 11/15/28 (Call 08/15/28)	55	53,068

		908,992

Health Care - Products — 1.1%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	380	372,060
4.75%, 04/15/43 (Call 10/15/42)	115	110,091
4.90%, 11/30/46 (Call 05/30/46)	731	704,657
5.30%, 05/27/40	63	64,310
6.00%, 04/01/39	128	142,027
6.15%, 11/30/37	151	167,330
Agilent Technologies Inc.
2.30%, 03/12/31 (Call 12/12/30)	75	62,575
2.75%, 09/15/29 (Call 06/15/29)	713	637,931
3.05%, 09/22/26 (Call 06/22/26)	481	457,387
Baxter International Inc.
2.54%, 02/01/32 (Call 11/01/31)(a)	255	208,965
2.60%, 08/15/26 (Call 05/15/26)	90	84,387
3.13%, 12/01/51 (Call 06/01/51)(a)	395	256,889
3.50%, 08/15/46 (Call 02/15/46)(a)	218	154,258
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	23	21,358
4.70%, 03/01/49 (Call 09/01/48)(a)	291	266,429
6.50%, 11/15/35	110	121,404
7.38%, 01/15/40	113	132,724
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	265	166,844
2.80%, 12/10/51 (Call 06/10/51)	453	293,544
4.38%, 09/15/45 (Call 03/15/45)	122	108,097
Dentsply Sirona Inc., 3.25%, 06/01/30 (Call 03/01/30)	604	526,414
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	26	23,090
3.25%, 11/15/39 (Call 05/15/39)	288	228,808
3.40%, 11/15/49 (Call 05/15/49)	393	292,790
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	1,769	1,716,795
GE HealthCare Technologies Inc., 6.38%, 11/22/52 (Call 05/22/52)	170	188,398
HCA Inc., 3.63%, 03/15/32 (Call 12/15/31)	184	160,759
Medtronic Inc., 4.63%, 03/15/45	422	390,715
Revvity Inc.
2.25%, 09/15/31 (Call 06/15/31)	165	134,111
3.30%, 09/15/29 (Call 06/15/29)	36	32,409
3.63%, 03/15/51 (Call 09/15/50)	135	93,939
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	435	356,767
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	841	715,199
3.75%, 03/15/51 (Call 09/15/50)	360	265,968
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)(a)	78	53,034
4.10%, 04/01/43 (Call 10/01/42)	112	94,669
4.38%, 05/15/44 (Call 11/15/43)	107	94,185
4.63%, 03/15/46 (Call 09/15/45)(a)	251	227,386
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	55	49,044
4.10%, 08/15/47 (Call 02/15/47)(a)	282	236,071
4.98%, 08/10/30 (Call 06/10/30)	40	40,005

Security	Par (000)	Value

Health Care - Products (continued)
5.09%, 08/10/33 (Call 05/10/33)	$10	$10,046
5.30%, 02/01/44 (Call 08/01/43)	116	116,025
5.40%, 08/10/43 (Call 04/10/43)	30	30,290
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	570	476,785
4.45%, 08/15/45 (Call 02/15/45)(a)	125	110,768
5.35%, 12/01/28 (Call 11/01/28)(a)	65	65,671
5.75%, 11/30/39	180	178,967

		11,442,375

Health Care - Services — 2.6%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	87	64,659
4.13%, 11/15/42 (Call 05/15/42)	96	76,696
4.50%, 05/15/42 (Call 11/15/41)(a)	189	160,589
4.75%, 03/15/44 (Call 09/15/43)	119	102,721
6.63%, 06/15/36	186	202,535
6.75%, 12/15/37	147	160,619
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	505	445,561
2.50%, 03/01/31 (Call 12/01/30)	560	458,789
2.63%, 08/01/31 (Call 05/01/31)	577	472,206
3.00%, 10/15/30 (Call 07/15/30)	395	337,355
3.38%, 02/15/30 (Call 02/15/25)	295	260,263
4.63%, 12/15/29 (Call 12/15/24)	520	492,427
Elevance Health Inc.
2.55%, 03/15/31 (Call 12/15/30)	70	59,331
2.88%, 09/15/29 (Call 06/15/29)	48	43,042
3.13%, 05/15/50 (Call 11/15/49)	120	81,905
3.60%, 03/15/51 (Call 09/15/50)	215	160,053
3.65%, 12/01/27 (Call 09/01/27)	107	102,320
3.70%, 09/15/49 (Call 03/15/49)	205	155,269
4.10%, 03/01/28 (Call 12/01/27)	124	119,934
4.10%, 05/15/32 (Call 02/15/32)	375	345,631
4.38%, 12/01/47 (Call 06/01/47)	271	230,124
4.55%, 03/01/48 (Call 09/01/47)	182	158,497
4.55%, 05/15/52 (Call 11/15/51)	60	52,037
4.63%, 05/15/42	258	232,139
4.65%, 01/15/43	286	258,094
4.65%, 08/15/44 (Call 02/15/44)	243	215,976
4.75%, 02/15/33 (Call 11/15/32)	195	188,339
5.10%, 01/15/44	199	187,090
5.13%, 02/15/53 (Call 08/15/52)	100	94,657
5.50%, 10/15/32 (Call 07/15/32)	295	300,473
5.85%, 01/15/36	194	202,524
5.95%, 12/15/34	150	157,582
6.10%, 10/15/52 (Call 04/15/52)	40	42,908
6.38%, 06/15/37	130	140,199
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	90	73,183
3.50%, 09/01/30 (Call 03/01/30)	267	238,679
3.50%, 07/15/51 (Call 01/15/51)	379	255,829
4.13%, 06/15/29 (Call 03/15/29)	736	692,152
4.50%, 02/15/27 (Call 08/15/26)	652	638,459
4.63%, 03/15/52 (Call 09/15/51)(a)	351	287,245
5.13%, 06/15/39 (Call 12/15/38)	277	257,524
5.25%, 04/15/25	212	211,053
5.25%, 06/15/26 (Call 12/15/25)	660	655,960
5.25%, 06/15/49 (Call 12/15/48)	471	421,934
5.45%, 04/01/31 (Call 02/01/31)(a)	30	29,860
5.50%, 06/01/33 (Call 03/01/33)	235	233,382
5.50%, 06/15/47 (Call 12/15/46)(a)	404	376,535

102	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.60%, 04/01/34 (Call 01/01/34)	$95	$94,566
5.88%, 02/01/29 (Call 08/01/28)(a)	205	208,646
5.90%, 06/01/53 (Call 12/01/52)	105	103,141
6.00%, 04/01/54 (Call 10/01/53)(a)	120	119,101
6.10%, 04/01/64 (Call 10/01/63)	200	197,655
Humana Inc.
3.95%, 03/15/27 (Call 12/15/26)	177	170,703
3.95%, 08/15/49 (Call 02/15/49)	166	129,747
4.50%, 04/01/25 (Call 03/01/25)(a)	22	21,772
4.63%, 12/01/42 (Call 06/01/42)	214	185,754
4.80%, 03/15/47 (Call 09/15/46)	217	189,054
4.88%, 04/01/30 (Call 01/01/30)	49	48,212
4.95%, 10/01/44 (Call 04/01/44)	306	275,900
5.75%, 12/01/28 (Call 11/01/28)	25	25,534
5.88%, 03/01/33 (Call 12/01/32)	90	92,343
IQVIA Inc.
5.70%, 05/15/28 (Call 04/15/28)	390	393,029
6.25%, 02/01/29 (Call 01/01/29)	65	66,875
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)(a)	485	414,175
2.95%, 12/01/29 (Call 09/01/29)	185	164,646
3.60%, 09/01/27 (Call 06/01/27)	103	97,820
4.70%, 02/01/45 (Call 08/01/44)	426	380,142
Providence St Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	200	119,797
Series A, 3.93%, 10/01/48 (Call 04/01/48)(a)	155	119,800
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	688	587,203
2.95%, 06/30/30 (Call 03/30/30)(a)	823	724,451
3.45%, 06/01/26 (Call 03/01/26)	704	677,314
3.50%, 03/30/25 (Call 12/30/24)	417	409,392
4.20%, 06/30/29 (Call 03/30/29)(a)	534	513,299
4.70%, 03/30/45 (Call 09/30/44)(a)	186	164,280
UnitedHealth Group Inc.
2.00%, 05/15/30	10	8,404
2.30%, 05/15/31 (Call 02/15/31)	60	50,252
2.88%, 08/15/29(a)	216	195,786
2.90%, 05/15/50 (Call 11/15/49)	163	108,181
3.13%, 05/15/60 (Call 11/15/59)	235	153,731
3.25%, 05/15/51 (Call 11/15/50)	310	218,283
3.50%, 08/15/39 (Call 02/15/39)	49	39,600
3.70%, 08/15/49 (Call 02/15/49)	259	199,310
3.75%, 10/15/47 (Call 04/15/47)	175	135,668
3.85%, 06/15/28	20	19,254
3.88%, 12/15/28	130	124,746
3.88%, 08/15/59 (Call 02/15/59)	303	230,599
3.95%, 10/15/42 (Call 04/15/42)	120	100,867
4.00%, 05/15/29 (Call 03/15/29)	260	249,854
4.20%, 05/15/32 (Call 02/15/32)	540	509,508
4.20%, 01/15/47 (Call 07/15/46)	141	119,200
4.25%, 01/15/29 (Call 12/15/28)	410	399,761
4.25%, 03/15/43 (Call 09/15/42)	182	158,658
4.25%, 04/15/47 (Call 10/15/46)	219	186,548
4.25%, 06/15/48 (Call 12/15/47)	305	256,718
4.38%, 03/15/42 (Call 09/15/41)	150	133,715
4.45%, 12/15/48 (Call 06/15/48)	264	230,887
4.50%, 04/15/33 (Call 01/15/33)	380	364,935
4.63%, 07/15/35	248	239,308
4.63%, 11/15/41 (Call 05/15/41)	195	177,998
4.75%, 07/15/45	515	476,151
4.75%, 05/15/52 (Call 11/15/51)	245	223,240

Security	Par (000)	Value

Health Care - Services (continued)
4.95%, 05/15/62 (Call 11/15/61)	$280	$257,349
5.05%, 04/15/53 (Call 10/15/52)	40	38,059
5.20%, 04/15/63 (Call 10/15/62)	120	114,395
5.30%, 02/15/30 (Call 12/15/29)	85	86,605
5.35%, 02/15/33 (Call 11/15/32)(a)	755	769,675
5.70%, 10/15/40 (Call 04/15/40)	78	80,978
5.80%, 03/15/36	139	146,953
5.88%, 02/15/53 (Call 08/15/52)	250	267,174
5.95%, 02/15/41 (Call 08/15/40)	95	100,142
6.05%, 02/15/63 (Call 08/15/62)	300	325,566
6.50%, 06/15/37	131	145,853
6.63%, 11/15/37	184	207,299
6.88%, 02/15/38	268	311,264

		25,991,164

Home Builders — 0.1%
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	100	84,497
3.85%, 01/15/30 (Call 07/15/29)	49	45,199
3.97%, 08/06/61 (Call 02/06/61)	72	54,779
6.00%, 01/15/43 (Call 10/15/42)	92	91,679
PulteGroup Inc.
6.00%, 02/15/35(a)	147	150,957
6.38%, 05/15/33	130	137,455
7.88%, 06/15/32(a)	72	83,273
Toll Brothers Finance Corp., 4.35%, 02/15/28 (Call 11/15/27)	342	328,534

		976,373

Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)(a)	55	51,325
3.50%, 11/15/51 (Call 05/15/51)(a)	172	118,586
4.40%, 03/15/29 (Call 12/15/28)	150	142,112
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	102	82,007
4.60%, 05/15/50 (Call 11/15/49)(a)	120	96,618
4.70%, 05/14/32 (Call 02/14/32)	170	160,705
4.75%, 02/26/29 (Call 11/26/28)(a)	326	318,336
5.50%, 03/01/33 (Call 12/01/32)(a)	390	386,685
5.75%, 03/01/34 (Call 12/01/33)(a)	75	74,592

		1,430,966

Household Products & Wares — 0.6%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	135	109,603
2.65%, 04/30/30 (Call 02/01/30)	58	50,451
4.88%, 12/06/28 (Call 09/06/28)	52	51,478
5.75%, 03/15/33 (Call 12/15/32)	305	315,676
Church & Dwight Co. Inc.
3.15%, 08/01/27 (Call 05/01/27)	93	87,627
3.95%, 08/01/47 (Call 02/01/47)	45	35,959
5.00%, 06/15/52 (Call 12/15/51)	105	99,037
5.60%, 11/15/32 (Call 08/15/32)(a)	60	62,217
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	888	733,562
3.10%, 10/01/27 (Call 07/01/27)	221	207,310
3.90%, 05/15/28 (Call 02/15/28)	937	900,508
Kimberly-Clark Corp.
2.75%, 02/15/26(a)	562	540,858
2.88%, 02/07/50 (Call 08/07/49)(a)	154	105,191
3.05%, 08/15/25	1,175	1,142,524
3.10%, 03/26/30 (Call 12/26/29)	271	246,518

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
3.20%, 04/25/29 (Call 01/25/29)	$909	$843,412
3.90%, 05/04/47 (Call 11/04/46)	135	109,361
3.95%, 11/01/28 (Call 08/01/28)(a)	386	374,367
5.30%, 03/01/41	93	93,012
6.63%, 08/01/37(a)	324	373,265

		6,481,936

Insurance — 2.3%
ACE Capital Trust II, Series N, 9.70%, 04/01/30(a)	15	17,620
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6-mo. LIBOR US + 3.540%)(b)	355	340,064
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)(a)	51	47,275
4.00%, 10/15/46 (Call 04/15/46)(a)	10	7,961
4.75%, 01/15/49 (Call 07/15/48)	32	28,956
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	9	8,428
Allstate Corp. (The)
5.35%, 06/01/33(a)	88	88,206
5.55%, 05/09/35(a)	56	56,728
6.50%, 05/15/67 (Call 05/15/37), (3-mo. LIBOR US + 2.120%)(b)	166	167,114
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	74	60,519
5.25%, 04/02/30 (Call 01/02/30)	23	22,643
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	175	153,969
4.20%, 04/01/28 (Call 01/01/28)	74	71,870
4.38%, 06/30/50 (Call 12/30/49)	85	72,922
4.50%, 07/16/44 (Call 01/16/44)	160	141,281
4.75%, 04/01/48 (Call 10/01/47)	71	64,850
4.80%, 07/10/45 (Call 01/10/45)	161	147,447
5.13%, 03/27/33 (Call 12/27/32)	20	19,718
6.25%, 05/01/36	60	62,252
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3-mo. LIBOR US + 2.868%)(b)	71	69,702
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)(a)	95	82,641
3.75%, 05/02/29 (Call 02/02/29)	80	75,046
4.50%, 12/15/28 (Call 09/15/28)(a)	54	52,723
6.25%, 09/30/40	38	40,256
Aon Corp./Aon Global Holdings PLC
2.60%, 12/02/31 (Call 09/02/31)	100	83,135
5.00%, 09/12/32 (Call 06/12/32)	340	332,136
5.35%, 02/28/33 (Call 11/28/32)(a)	70	69,875
Aon Global Ltd., 4.75%, 05/15/45 (Call 11/15/44)	12	10,578
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	154	141,581
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	132	97,240
7.35%, 05/01/34	34	38,144
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	27	25,126
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	5	4,049
3.05%, 03/09/52 (Call 09/09/51)	60	38,054
3.50%, 05/20/51 (Call 11/20/50)	92	63,870
5.50%, 03/02/33 (Call 12/02/32)	100	99,735
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	190	154,629
3.70%, 02/22/30 (Call 11/22/29)	104	92,810
4.90%, 03/27/28 (Call 12/27/27)	35	34,283
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	94	61,181

Security	Par (000)	Value

Insurance (continued)
3.95%, 05/25/51 (Call 11/25/50)	$21	$15,318
4.13%, 01/12/28 (Call 10/12/27)	76	72,781
6.15%, 04/03/30 (Call 01/03/30)	132	135,842
6.65%, 02/01/33 (Call 11/01/32)(a)	5	5,232
AXA SA, 8.60%, 12/15/30	795	940,698
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)(a)	27	25,382
4.90%, 01/15/40 (Call 01/15/30), (5-year CMT + 3.186%)(b)	85	75,015
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)(a)	82	78,402
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	15	12,230
2.88%, 03/15/32 (Call 12/15/31)	15	13,105
3.85%, 03/15/52 (Call 09/15/51)	165	130,795
4.20%, 08/15/48 (Call 02/15/48)	266	231,364
4.25%, 01/15/49 (Call 07/15/48)	365	321,086
5.75%, 01/15/40	172	184,938
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	163	126,309
Brown & Brown Inc.
4.20%, 03/17/32 (Call 12/17/31)(a)	180	163,485
4.50%, 03/15/29 (Call 12/15/28)	15	14,515
4.95%, 03/17/52 (Call 09/17/51)	20	17,232
Chubb Corp. (The)
6.00%, 05/11/37	100	107,321
Series 1, 6.50%, 05/15/38	120	134,830
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	65	43,992
3.05%, 12/15/61 (Call 06/15/61)	85	56,430
3.35%, 05/03/26 (Call 02/03/26)	60	57,843
4.15%, 03/13/43	45	39,337
4.35%, 11/03/45 (Call 05/03/45)	225	198,650
6.70%, 05/15/36	20	22,743
Cincinnati Financial Corp., 6.13%, 11/01/34	55	57,456
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	317	307,755
Enstar Finance LLC, 5.50%, 01/15/42 (Call 01/15/27), (5-year CMT + 4.006%)(a)(b)	210	191,011
Enstar Group Ltd., 3.10%, 09/01/31 (Call 03/01/31)	15	12,234
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	312	300,599
5.00%, 04/20/48 (Call 10/20/47)	262	237,596
7.00%, 04/01/28(a)	304	323,197
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	202	126,584
3.50%, 10/15/50 (Call 04/15/50)	25	17,556
4.87%, 06/01/44	25	22,505
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	20	17,296
5.63%, 08/16/32 (Call 05/16/32)	105	103,434
Fidelity National Financial Inc., 2.45%, 03/15/31 (Call 12/15/30)	5	4,064
First American Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	179	159,496
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	37	36,292
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	30	19,227
3.60%, 08/19/49 (Call 02/19/49)	78	58,699
4.30%, 04/15/43	32	27,324

104	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.40%, 03/15/48 (Call 09/15/47)	$33	$28,499
5.95%, 10/15/36	85	87,887
6.10%, 10/01/41	133	138,574
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	100	82,801
4.00%, 11/23/51 (Call 05/23/51)	80	57,130
Kemper Corp., 3.80%, 02/23/32 (Call 11/23/31)	15	12,589
Lincoln National Corp.
3.40%, 01/15/31 (Call 10/15/30)	25	21,885
3.63%, 12/12/26 (Call 09/15/26)(a)	41	39,143
3.80%, 03/01/28 (Call 12/01/27)	90	85,617
4.35%, 03/01/48 (Call 09/01/47)	98	75,897
4.38%, 06/15/50 (Call 12/15/49)(a)	88	67,930
6.30%, 10/09/37	55	56,421
7.00%, 06/15/40	48	52,339
Loews Corp., 6.00%, 02/01/35	35	37,127
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27), (5-year USD ICE Swap + 1.647%)(a)(b)	353	336,441
4.15%, 03/04/26	30	29,404
5.38%, 03/04/46	222	217,283
Markel Group Inc.
3.35%, 09/17/29 (Call 06/17/29)	17	15,314
4.15%, 09/17/50 (Call 03/17/50)	104	82,106
5.00%, 05/20/49 (Call 11/20/48)	32	28,997
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	217	182,970
3.50%, 03/10/25 (Call 12/10/24)	294	288,763
3.75%, 03/14/26 (Call 12/14/25)	425	414,637
4.20%, 03/01/48 (Call 09/01/47)	179	149,015
4.35%, 01/30/47 (Call 07/30/46)	221	187,481
4.38%, 03/15/29 (Call 12/15/28)	603	589,704
4.75%, 03/15/39 (Call 09/15/38)	22	20,712
4.90%, 03/15/49 (Call 09/15/48)	293	270,936
5.40%, 09/15/33 (Call 06/15/33)	10	10,175
5.88%, 08/01/33	377	397,920
MetLife Inc.
4.05%, 03/01/45	251	207,252
4.13%, 08/13/42	81	68,493
4.55%, 03/23/30 (Call 12/23/29)(a)	59	57,739
4.60%, 05/13/46 (Call 11/13/45)	144	128,674
4.72%, 12/15/44	155	137,937
4.88%, 11/13/43	250	229,702
5.38%, 07/15/33 (Call 04/15/33)	15	15,082
5.70%, 06/15/35	97	100,404
5.88%, 02/06/41	127	132,556
6.38%, 06/15/34(a)	70	75,406
6.40%, 12/15/66 (Call 12/15/31)	354	359,845
10.75%, 08/01/69 (Call 08/01/34)	225	306,260
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	1,296	1,373,193
Nationwide Financial Services Inc., 6.75%, 05/15/87	38	37,795
Principal Financial Group Inc.
3.70%, 05/15/29 (Call 02/15/29)(a)	42	39,178
4.30%, 11/15/46 (Call 05/15/46)	127	105,175
4.35%, 05/15/43	113	98,205
4.63%, 09/15/42	132	118,316
6.05%, 10/15/36	128	134,659
Progressive Corp. (The) 2.45%, 01/15/27	59	55,052

Security	Par (000)	Value

Insurance (continued)
3.70%, 01/26/45(a)	$70	$56,625
3.95%, 03/26/50 (Call 09/26/49)	96	78,154
4.00%, 03/01/29 (Call 12/01/28)	19	18,276
4.13%, 04/15/47 (Call 10/15/46)	222	186,438
4.20%, 03/15/48 (Call 09/15/47)	77	66,191
4.35%, 04/25/44	122	107,982
4.95%, 06/15/33 (Call 03/15/33)	60	59,578
6.25%, 12/01/32	52	56,449
6.63%, 03/01/29	35	37,572
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	110	102,484
2.10%, 03/10/30 (Call 12/10/29)(a)	67	57,293
3.70%, 03/13/51 (Call 09/13/50)(a)	356	270,282
3.88%, 03/27/28 (Call 12/27/27)	100	96,077
3.91%, 12/07/47 (Call 06/07/47)	100	78,938
3.94%, 12/07/49 (Call 06/07/49)	220	172,426
4.35%, 02/25/50 (Call 08/25/49)	236	199,549
4.42%, 03/27/48 (Call 09/27/47)	27	23,047
4.50%, 09/15/47 (Call 09/15/27), (3-mo. LIBOR US + 2.380%)(a)(b)	162	151,671
4.60%, 05/15/44	136	121,069
5.13%, 03/01/52 (Call 11/28/31), (5-year CMT + 3.162%)(b)	210	196,218
5.38%, 05/15/45 (Call 05/15/25), (3-mo. LIBOR US + 3.031%)(b)	278	273,753
5.70%, 12/14/36	200	206,366
5.70%, 09/15/48 (Call 09/15/28), (3-mo. LIBOR US + 2.665%)(a)(b)	78	76,192
5.75%, 07/15/33	121	126,959
6.00%, 09/01/52 (Call 06/01/32), (5-year CMT + 3.234%)(a)(b)	280	279,102
6.63%, 12/01/37	208	231,318
6.63%, 06/21/40	131	144,540
6.75%, 03/01/53 (Call 12/01/32), (5-year CMT + 2.848%)(b)	85	88,314
Prudential Funding Asia PLC
3.13%, 04/14/30	127	113,228
3.63%, 03/24/32 (Call 12/24/31)	380	339,650
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	41	38,680
6.00%, 09/15/33 (Call 06/15/33)	50	51,269
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (Call 01/15/29)	7	6,451
5.75%, 06/05/33 (Call 03/05/33)	5	5,038
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	10	9,467
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	265	205,894
Transatlantic Holdings Inc., 8.00%, 11/30/39	10	12,777
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	24	14,940
3.75%, 05/15/46 (Call 11/15/45)	157	124,472
4.00%, 05/30/47 (Call 11/30/46)	243	200,385
4.05%, 03/07/48 (Call 09/07/47)	197	165,142
4.10%, 03/04/49 (Call 09/04/48)	144	121,028
4.30%, 08/25/45 (Call 02/25/45)	149	129,856
4.60%, 08/01/43	185	171,845
5.35%, 11/01/40	210	212,304
6.25%, 06/15/37	228	250,548
6.75%, 06/20/36	144	164,184

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	$220	$244,143
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	46	45,076
Unum Group
4.00%, 06/15/29 (Call 03/15/29)	15	14,080
4.13%, 06/15/51 (Call 12/15/50)	60	44,035
4.50%, 12/15/49 (Call 06/15/49)	60	47,556
5.75%, 08/15/42(a)	75	72,815
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	151	134,178
3.88%, 09/15/49 (Call 03/15/49)	119	88,222
4.50%, 09/15/28 (Call 06/15/28)	73	70,441
5.05%, 09/15/48 (Call 03/15/48)	131	117,284
5.35%, 05/15/33 (Call 02/15/33)	20	19,687
XL Group Ltd., 5.25%, 12/15/43	355	331,604

		23,469,579

Internet — 0.7%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	230	190,252
2.70%, 02/09/41 (Call 08/09/40)	45	31,007
3.15%, 02/09/51 (Call 08/09/50)	295	194,695
3.25%, 02/09/61 (Call 08/09/60)	227	143,232
4.00%, 12/06/37 (Call 06/06/37)	200	172,452
4.20%, 12/06/47 (Call 06/06/47)	255	207,407
4.40%, 12/06/57 (Call 06/06/57)	278	227,207
4.50%, 11/28/34 (Call 05/28/34)	206	192,916
Alphabet Inc.
2.05%, 08/15/50 (Call 02/15/50)	102	60,249
2.25%, 08/15/60 (Call 02/15/60)	302	173,378
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	591	370,731
2.70%, 06/03/60 (Call 12/03/59)(a)	890	547,038
3.10%, 05/12/51 (Call 11/12/50)	515	361,945
3.15%, 08/22/27 (Call 05/22/27)	95	90,154
3.25%, 05/12/61 (Call 11/12/60)	382	263,253
3.88%, 08/22/37 (Call 02/22/37)	503	449,635
3.95%, 04/13/52 (Call 10/13/51)(a)	480	396,671
4.05%, 08/22/47 (Call 02/22/47)	506	432,748
4.10%, 04/13/62 (Call 10/13/61)	230	190,099
4.25%, 08/22/57 (Call 02/22/57)	628	538,782
4.70%, 12/01/32 (Call 09/01/32)	200	199,054
4.80%, 12/05/34 (Call 06/05/34)	290	289,918
4.95%, 12/05/44 (Call 06/05/44)(a)	375	369,957
Baidu Inc., 2.38%, 08/23/31 (Call 05/23/31)	200	164,974
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	118	112,290
4.63%, 04/13/30 (Call 01/13/30)(a)	36	35,377
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)(a)	159	153,427
2.70%, 03/11/30 (Call 12/11/29)	20	17,474
3.60%, 06/05/27 (Call 03/05/27)	43	41,068
3.65%, 05/10/51 (Call 11/10/50)	335	242,261
4.00%, 07/15/42 (Call 01/15/42)	271	214,992
Meta Platforms Inc.
4.45%, 08/15/52 (Call 02/15/52)	250	218,498
4.65%, 08/15/62 (Call 02/15/62)	165	145,532
5.75%, 05/15/63 (Call 11/15/62)	20	20,939

		7,459,612

Security	Par (000)	Value

Iron & Steel — 0.1%
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	$420	$270,031
4.40%, 05/01/48 (Call 11/01/47)(a)	140	122,866
5.20%, 08/01/43 (Call 02/01/43)	215	210,031
6.40%, 12/01/37(a)	182	199,045
Steel Dynamics Inc.
3.25%, 10/15/50 (Call 04/15/50)	121	79,246
3.45%, 04/15/30 (Call 01/15/30)	31	28,172

		909,391

Leisure Time — 0.2%
Brunswick Corp.
4.40%, 09/15/32 (Call 06/15/32)(a)	62	55,299
5.10%, 04/01/52 (Call 10/01/51)	117	92,480
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)(a)	1,932	1,875,476
4.63%, 07/28/45 (Call 01/28/45)(a)	35	27,608

		2,050,863

Lodging — 0.2%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	67	58,721
3.70%, 01/15/31 (Call 10/15/30)	62	53,271
Hyatt Hotels Corp., 5.75%, 04/23/30 (Call 01/23/30)	81	82,539
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)	95	92,564
5.55%, 10/15/28 (Call 09/15/28)	20	20,347
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	75	73,449
Series FF, 4.63%, 06/15/30 (Call 03/15/30)(a)	262	253,527
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	237	206,716
Series R, 3.13%, 06/15/26 (Call 03/15/26)	316	301,627
Series X, 4.00%, 04/15/28 (Call 01/15/28)	52	49,769
Sands China Ltd.
3.10%, 03/08/29 (Call 01/08/29)	400	344,561
3.25%, 08/08/31 (Call 05/08/31)	315	261,306
4.63%, 06/18/30 (Call 03/18/30)	15	13,644
5.40%, 08/08/28 (Call 05/08/28)	420	408,242

		2,220,283

Machinery — 1.7%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)	1,065	1,035,463
4.38%, 05/08/42	185	166,042
Caterpillar Financial Services Corp.
2.40%, 08/09/26(a)	551	519,515
4.35%, 05/15/26(a)	100	98,777
4.85%, 02/27/29	75	75,064
5.05%, 02/27/26	75	75,032
5.15%, 08/11/25(a)	100	99,987
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)	51	45,912
2.60%, 04/09/30 (Call 01/09/30)	78	69,300
3.25%, 09/19/49 (Call 03/19/49)	115	84,641
3.25%, 04/09/50 (Call 10/09/49)(a)	90	66,531
3.80%, 08/15/42	286	238,647
4.30%, 05/15/44 (Call 11/15/43)	116	104,772
4.75%, 05/15/64 (Call 11/15/63)	137	123,883
5.20%, 05/27/41	116	117,200
5.30%, 09/15/35	119	124,571
6.05%, 08/15/36	130	142,409
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	880	804,642
1.88%, 01/15/26 (Call 12/15/25)	122	114,340

106	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.95%, 05/23/25	$1,187	$1,164,590
4.55%, 04/10/28 (Call 03/10/28)	100	97,837
5.45%, 10/14/25	1,929	1,929,184
5.50%, 01/12/29 (Call 12/12/28)	100	101,328
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	1,804	1,730,939
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	44	42,849
2.88%, 09/07/49 (Call 03/07/49)	183	127,345
3.10%, 04/15/30 (Call 01/15/30)	24	21,836
3.75%, 04/15/50 (Call 10/15/49)	73	59,760
3.90%, 06/09/42 (Call 12/09/41)	26	22,187
7.13%, 03/03/31	20	22,835
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	10	8,920
3.15%, 11/15/25 (Call 08/15/25)	105	101,249
5.38%, 10/15/35	125	127,118
5.38%, 03/01/41 (Call 12/01/40)	15	14,754
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	32	26,159
3.50%, 10/01/30 (Call 07/01/30)	304	267,412
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	225	189,636
John Deere Capital Corp.
2.25%, 09/14/26	27	25,275
2.45%, 01/09/30	52	45,694
2.65%, 06/10/26	30	28,593
2.80%, 09/08/27	41	38,366
2.80%, 07/18/29	46	41,813
3.40%, 09/11/25	40	39,057
3.45%, 03/13/25	41	40,267
3.90%, 06/07/32(a)	135	125,808
4.35%, 09/15/32(a)	130	125,736
4.75%, 06/08/26	35	34,895
4.95%, 06/06/25	10	9,985
4.95%, 07/14/28	20	20,115
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	57	54,955
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	594	524,169
4.60%, 05/15/28 (Call 02/15/28)	933	907,232
Otis Worldwide Corp.
3.36%, 02/15/50 (Call 08/15/49)	89	64,370
5.25%, 08/16/28 (Call 07/16/28)(a)	60	60,514
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	50	29,877
2.88%, 03/01/25 (Call 12/01/24)	94	91,848
3.50%, 03/01/29 (Call 12/01/28)	73	69,559
4.20%, 03/01/49 (Call 09/01/48)	76	64,757
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28 (Call 06/15/28)	51	49,749
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	1,601	1,430,448
2.25%, 01/30/31 (Call 10/30/30)	1,545	1,294,419
3.25%, 11/01/26 (Call 08/01/26)(a)	1,880	1,794,813

		17,174,980

Machinery - Diversified — 0.0%
John Deere Capital Corp.
5.15%, 09/08/26	25	25,155
5.15%, 09/08/33(a)	185	188,190
5.30%, 09/08/25(a)	45	45,198

		258,543

Security	Par (000)	Value

Manufacturing — 1.3%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)(a)	$1,670	$1,555,554
2.38%, 08/26/29 (Call 05/26/29)	113	98,024
2.65%, 04/15/25 (Call 03/15/25)(a)	686	664,488
2.88%, 10/15/27 (Call 07/15/27)(a)	2,505	2,319,546
3.00%, 08/07/25(a)	1,799	1,742,935
3.05%, 04/15/30 (Call 01/15/30)	600	532,245
3.63%, 09/14/28 (Call 06/14/28)	1,060	1,000,188
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	262	227,872
3.75%, 12/01/27 (Call 09/01/27)	16	15,205
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	56	52,925
4.00%, 11/02/32	129	120,864
4.15%, 11/02/42	131	113,723
4.70%, 08/23/52 (Call 02/23/52)(a)	55	50,745
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	550	514,730
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	35	30,806
5.88%, 01/14/38(a)	90	95,534
6.75%, 03/15/32	600	666,296
6.88%, 01/10/39	82	96,912
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	60	57,042
3.90%, 09/01/42 (Call 03/01/42)	124	105,578
4.88%, 09/15/41 (Call 03/15/41)	15	14,493
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	33	30,365
4.00%, 06/14/49 (Call 12/14/48)	177	144,420
4.10%, 03/01/47 (Call 09/01/46)	53	43,521
4.20%, 11/21/34 (Call 05/21/34)	56	51,564
4.45%, 11/21/44 (Call 05/21/44)	71	62,282
6.25%, 05/15/38	47	50,537
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)(a)	626	603,749
5.90%, 07/15/32 (Call 04/15/32)	235	241,130
Teledyne Technologies Inc.
2.25%, 04/01/28 (Call 02/01/28)	217	194,443
2.75%, 04/01/31 (Call 01/01/31)	1,836	1,557,896
Textron Inc.
3.00%, 06/01/30 (Call 03/01/30)	27	23,694
3.65%, 03/15/27 (Call 12/15/26)	10	9,568
4.00%, 03/15/26 (Call 12/15/25)	38	36,969

		13,125,843

Media — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31 (Call 01/01/31)	67	54,053
3.70%, 04/01/51 (Call 10/01/50)	335	202,873
3.85%, 04/01/61 (Call 10/01/60)(a)	335	194,129
3.90%, 06/01/52 (Call 12/01/51)	419	262,931
3.95%, 06/30/62 (Call 12/30/61)	259	152,271
4.40%, 04/01/33 (Call 01/01/33)(a)	150	131,001
4.40%, 12/01/61 (Call 06/01/61)	197	126,424
4.80%, 03/01/50 (Call 09/01/49)	463	334,517
5.13%, 07/01/49 (Call 01/01/49)	161	121,923
5.25%, 04/01/53 (Call 10/01/52)	159	123,369
5.38%, 04/01/38 (Call 10/01/37)	107	91,817
5.38%, 05/01/47 (Call 11/01/46)	526	413,864
5.50%, 04/01/63 (Call 10/01/62)	192	147,502

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.75%, 04/01/48 (Call 10/01/47)	$461	$383,102
6.38%, 10/23/35 (Call 04/23/35)	479	462,788
6.48%, 10/23/45 (Call 04/23/45)	635	579,934
6.83%, 10/23/55 (Call 04/23/55)	189	178,763
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	592	339,677
2.65%, 02/01/30 (Call 11/01/29)	49	43,126
2.65%, 08/15/62 (Call 02/15/62)	222	123,769
2.80%, 01/15/51 (Call 07/15/50)	65	40,606
2.89%, 11/01/51 (Call 05/01/51)	646	409,227
2.94%, 11/01/56 (Call 05/01/56)	992	610,814
2.99%, 11/01/63 (Call 05/01/63)(a)	830	496,657
3.20%, 07/15/36 (Call 01/15/36)	84	67,825
3.25%, 11/01/39 (Call 05/01/39)	76	58,365
3.40%, 04/01/30 (Call 01/01/30)	4	3,661
3.40%, 07/15/46 (Call 01/15/46)	61	44,747
3.45%, 02/01/50 (Call 08/01/49)	286	205,387
3.75%, 04/01/40 (Call 10/01/39)	81	66,198
3.90%, 03/01/38 (Call 09/01/37)	83	71,223
3.97%, 11/01/47 (Call 05/01/47)	315	249,851
4.00%, 08/15/47 (Call 02/15/47)	211	168,796
4.00%, 03/01/48 (Call 09/01/47)	226	179,179
4.00%, 11/01/49 (Call 05/01/49)	412	325,840
4.05%, 11/01/52 (Call 05/01/52)	414	326,532
4.15%, 10/15/28 (Call 07/15/28)	55	53,390
4.20%, 08/15/34 (Call 02/15/34)	100	91,870
4.25%, 10/15/30 (Call 07/15/30)	37	35,361
4.25%, 01/15/33	105	98,350
4.40%, 08/15/35 (Call 02/15/35)	58	53,733
4.60%, 10/15/38 (Call 04/15/38)	130	119,615
4.60%, 08/15/45 (Call 02/15/45)	171	151,166
4.65%, 07/15/42	362	326,072
4.70%, 10/15/48 (Call 04/15/48)	511	461,304
4.75%, 03/01/44	215	195,010
4.95%, 10/15/58 (Call 04/15/58)	373	344,446
5.50%, 05/15/64 (Call 11/15/63)	150	147,318
5.65%, 06/15/35	122	125,328
6.45%, 03/15/37	408	446,882
6.50%, 11/15/35	135	147,239
6.55%, 07/01/39(a)	70	76,940
6.95%, 08/15/37	135	153,897
7.05%, 03/15/33	58	65,192
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	188	175,761
4.00%, 09/15/55 (Call 03/15/55)	385	254,853
4.13%, 05/15/29 (Call 02/15/29)	39	36,040
4.65%, 05/15/50 (Call 11/15/49)	122	92,625
5.00%, 09/20/37 (Call 03/20/37)	142	121,509
5.20%, 09/20/47 (Call 03/20/47)	283	230,193
5.30%, 05/15/49 (Call 11/15/48)	154	125,600
6.35%, 06/01/40	205	197,069
FactSet Research Systems Inc., 3.45%, 03/01/32 (Call 12/01/31)	125	108,666
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)	19	17,094
4.71%, 01/25/29 (Call 10/25/28)(a)	46	44,897
5.48%, 01/25/39 (Call 07/25/38)	218	203,724
5.58%, 01/25/49 (Call 07/25/48)	384	351,147
6.50%, 10/13/33 (Call 07/13/33)	5	5,251
Grupo Televisa SAB
5.25%, 05/24/49 (Call 11/24/48)	157	137,324

Security	Par (000)	Value

Media (continued)
6.13%, 01/31/46 (Call 07/31/45)	$210	$204,909
6.63%, 01/15/40	144	147,950
NBCUniversal Media LLC
4.45%, 01/15/43	90	78,653
5.95%, 04/01/41	105	109,241
6.40%, 04/30/40(a)	50	54,225
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	20	18,019
4.20%, 06/01/29 (Call 03/01/29)(a)	47	41,387
4.20%, 05/19/32 (Call 02/19/32)	82	66,827
4.38%, 03/15/43	216	144,689
4.60%, 01/15/45 (Call 07/15/44)	158	108,191
4.85%, 07/01/42 (Call 01/01/42)(a)	115	82,777
4.90%, 08/15/44 (Call 02/15/44)	49	34,396
4.95%, 01/15/31 (Call 10/15/30)(a)	274	239,930
4.95%, 05/19/50 (Call 11/19/49)	205	146,846
5.25%, 04/01/44 (Call 10/01/43)	99	72,979
5.50%, 05/15/33	98	84,844
5.85%, 09/01/43 (Call 03/01/43)	286	231,366
5.90%, 10/15/40 (Call 04/15/40)(a)	67	54,294
6.88%, 04/30/36	243	222,944
7.88%, 07/30/30	69	70,442
Thomson Reuters Corp.
5.50%, 08/15/35	45	45,680
5.65%, 11/23/43 (Call 05/23/43)	67	65,071
5.85%, 04/15/40(a)	11	11,166
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	213	236,215
Time Warner Cable LLC
5.50%, 09/01/41 (Call 03/01/41)	163	134,307
5.88%, 11/15/40 (Call 05/15/40)	230	197,741
6.55%, 05/01/37	271	254,407
6.75%, 06/15/39	271	255,262
7.30%, 07/01/38	290	288,956
TWDC Enterprises 18 Corp.
2.95%, 06/15/27(a)	51	48,300
3.00%, 07/30/46	107	74,686
4.13%, 06/01/44	226	192,618
4.38%, 08/16/41	193	170,583
Series E, 4.13%, 12/01/41	113	97,241
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)	184	158,623
2.75%, 09/01/49 (Call 03/01/49)	581	374,753
3.35%, 03/24/25(a)	150	146,991
3.60%, 01/13/51 (Call 07/13/50)	515	390,898
3.70%, 03/23/27	54	52,294
3.80%, 03/22/30(a)	19	17,927
3.80%, 05/13/60 (Call 11/13/59)	597	452,656
4.63%, 03/23/40 (Call 09/23/39)	47	43,944
4.70%, 03/23/50 (Call 09/23/49)(a)	420	384,238
4.75%, 09/15/44 (Call 03/15/44)	115	105,680
4.75%, 11/15/46 (Call 05/15/46)	198	179,496
4.95%, 10/15/45 (Call 04/15/45)	187	175,043
5.40%, 10/01/43	244	245,267
6.15%, 03/01/37	55	59,409
6.15%, 02/15/41(a)	125	134,928
6.40%, 12/15/35	15	16,488
6.55%, 03/15/33	36	40,145
6.65%, 11/15/37	173	195,641
7.75%, 12/01/45	80	102,372

		20,551,542

108	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	$35	$33,972
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	35	30,489
5.25%, 10/01/54 (Call 04/01/54)	100	86,073

		150,534

Mining — 0.3%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	245	219,466
3.75%, 10/01/30 (Call 07/01/30)	160	138,480
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	205	199,069
5.45%, 03/15/43 (Call 09/15/42)	290	270,156
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	230	223,526
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	57	47,666
2.60%, 07/15/32 (Call 04/15/32)(a)	120	98,704
2.80%, 10/01/29 (Call 07/01/29)(a)	106	94,119
4.88%, 03/15/42 (Call 09/15/41)	379	348,188
5.45%, 06/09/44 (Call 12/09/43)	23	22,461
6.25%, 10/01/39	331	350,030
Rio Tinto Alcan Inc.
5.75%, 06/01/35(a)	61	63,111
6.13%, 12/15/33	185	196,611
7.25%, 03/15/31	102	114,030
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	115	72,920
5.20%, 11/02/40	181	178,031
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	75	64,145
4.75%, 03/22/42 (Call 09/22/41)	172	161,224
5.13%, 03/09/53 (Call 09/09/52)	75	72,070
Southern Copper Corp.
5.88%, 04/23/45	225	223,810
6.75%, 04/16/40	150	165,382
7.50%, 07/27/35	150	172,598

		3,495,797

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28 (Call 10/01/28)	207	186,369
3.57%, 12/01/31 (Call 09/01/31)	353	306,113
4.25%, 04/01/28 (Call 04/01/24)(a)	90	85,691

		578,173

Oil & Gas — 2.7%
Apache Corp.
5.10%, 09/01/40 (Call 03/01/40)	75	62,767
5.25%, 02/01/42 (Call 08/01/41)	255	211,715
5.35%, 07/01/49 (Call 01/01/49)	10	8,091
6.00%, 01/15/37(a)	75	72,900
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	301	191,177
2.94%, 06/04/51 (Call 12/04/50)	343	225,443
3.00%, 02/24/50 (Call 08/24/49)	522	349,252
3.00%, 03/17/52 (Call 09/17/51)	165	109,501
3.07%, 03/30/50 (Call 09/30/49)	20	18,340
3.12%, 05/04/26 (Call 02/04/26)	93	89,363
3.38%, 02/08/61 (Call 08/08/60)	594	399,785
3.41%, 02/11/26 (Call 12/11/25)	50	48,490
3.59%, 04/14/27 (Call 01/14/27)	10	9,612
3.63%, 04/06/30 (Call 01/06/30)	221	205,946

Security	Par (000)	Value

Oil & Gas (continued)
3.94%, 09/21/28 (Call 06/21/28)	$93	$89,301
4.23%, 11/06/28 (Call 08/06/28)	125	121,642
4.89%, 09/11/33 (Call 06/11/33)	15	14,713
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	68	64,382
Burlington Resources LLC
5.95%, 10/15/36	45	47,341
7.20%, 08/15/31	235	265,164
7.40%, 12/01/31	142	162,320
Chevron Corp., 3.08%, 05/11/50 (Call 11/11/49)	221	155,904
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	134	80,356
5.25%, 11/15/43 (Call 05/15/43)	85	85,691
Conoco Funding Co., 7.25%, 10/15/31	325	368,192
ConocoPhillips Co.
4.03%, 03/15/62 (Call 09/15/61)	340	263,385
4.30%, 11/15/44 (Call 05/15/44)	217	186,472
4.88%, 10/01/47 (Call 04/01/47)	35	32,455
5.05%, 09/15/33 (Call 06/15/33)(a)	55	54,816
5.30%, 05/15/53 (Call 11/15/52)	50	48,928
5.55%, 03/15/54 (Call 09/15/53)	180	182,006
5.70%, 09/15/63 (Call 03/15/63)	150	153,238
5.90%, 10/15/32	226	241,789
5.90%, 05/15/38	365	382,630
5.95%, 03/15/46 (Call 09/15/45)(a)	250	259,616
6.50%, 02/01/39	197	221,776
6.95%, 04/15/29	599	656,588
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	130	110,036
5.00%, 06/15/45 (Call 12/15/44)	100	86,252
5.60%, 07/15/41 (Call 01/15/41)	251	236,514
7.88%, 09/30/31	49	55,770
7.95%, 04/15/32	61	69,527
Diamondback Energy Inc.
3.50%, 12/01/29 (Call 09/01/29)	479	439,691
4.25%, 03/15/52 (Call 09/15/51)	65	51,575
4.40%, 03/24/51 (Call 09/24/50)(a)	93	75,068
6.25%, 03/15/53 (Call 09/15/52)(a)	95	100,503
Eni USA Inc., 7.30%, 11/15/27	230	244,074
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	102	91,428
4.38%, 04/15/30 (Call 01/15/30)	77	74,671
4.95%, 04/15/50 (Call 10/15/49)	203	189,246
EQT Corp.
5.00%, 01/15/29 (Call 07/15/28)	125	121,973
5.75%, 02/01/34 (Call 11/01/33)(a)	125	122,950
7.00%, 02/01/30 (Call 11/01/29)(a)	315	333,659
Exxon Mobil Corp.
3.10%, 08/16/49 (Call 02/16/49)(a)	271	189,409
3.45%, 04/15/51 (Call 10/15/50)	628	465,564
3.48%, 03/19/30 (Call 12/19/29)	144	134,347
3.57%, 03/06/45 (Call 09/06/44)	103	80,255
4.11%, 03/01/46 (Call 09/01/45)	313	265,286
4.23%, 03/19/40 (Call 09/19/39)	337	302,210
4.33%, 03/19/50 (Call 09/19/49)	540	470,569
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	1,428	1,390,837
5.60%, 02/15/41	35	35,266
6.00%, 01/15/40	76	79,344
7.13%, 03/15/33	383	429,477
7.30%, 08/15/31	552	620,122

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
7.88%, 10/01/29	$526	$589,808
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	379	368,047
6.60%, 10/01/37	234	244,124
6.80%, 03/15/32(a)	281	299,510
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)	205	195,170
4.50%, 04/01/48 (Call 10/01/47)(a)	62	51,006
4.75%, 09/15/44 (Call 03/15/44)	113	98,608
5.00%, 09/15/54 (Call 03/15/54)	40	34,373
5.13%, 12/15/26 (Call 09/15/26)	151	150,746
6.50%, 03/01/41 (Call 09/01/40)(a)	286	303,558
Occidental Petroleum Corp.
4.40%, 04/15/46 (Call 10/15/45)(a)	75	60,176
6.13%, 01/01/31 (Call 07/01/30)(a)	5	5,122
6.20%, 03/15/40	150	152,256
6.45%, 09/15/36	370	390,089
6.60%, 03/15/46 (Call 09/15/45)(a)	195	207,167
6.63%, 09/01/30 (Call 03/01/30)	20	21,046
7.50%, 05/01/31	360	397,679
7.88%, 09/15/31	20	22,518
7.95%, 06/15/39	55	64,090
8.88%, 07/15/30 (Call 01/15/30)	40	46,238
Ovintiv Inc.
5.38%, 01/01/26 (Call 10/01/25)	1,195	1,188,154
5.65%, 05/15/25	175	175,023
5.65%, 05/15/28 (Call 04/15/28)	150	151,319
6.25%, 07/15/33 (Call 04/15/33)	140	143,946
6.50%, 08/15/34	228	238,832
6.50%, 02/01/38	155	158,698
6.63%, 08/15/37	105	108,357
7.10%, 07/15/53 (Call 01/15/53)	5	5,450
7.20%, 11/01/31	346	373,418
7.38%, 11/01/31(a)	270	294,277
8.13%, 09/15/30	175	196,361
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	40	27,357
3.85%, 04/09/25 (Call 03/09/25)	52	51,107
3.90%, 03/15/28 (Call 12/15/27)	66	63,500
4.65%, 11/15/34 (Call 05/15/34)	323	303,151
4.88%, 11/15/44 (Call 05/15/44)	377	344,117
5.88%, 05/01/42	257	264,896
Phillips 66 Co.
5.25%, 06/15/31 (Call 04/15/31)	75	74,818
5.30%, 06/30/33 (Call 03/30/33)	185	183,555
5.65%, 06/15/54 (Call 12/15/53)	125	123,926
Shell International Finance BV
3.00%, 11/26/51 (Call 05/26/51)(a)	520	348,502
3.13%, 11/07/49 (Call 05/07/49)	235	163,401
3.25%, 04/06/50 (Call 10/06/49)	370	262,983
3.75%, 09/12/46	185	145,758
4.00%, 05/10/46	330	270,935
4.13%, 05/11/35	662	611,861
4.38%, 05/11/45	490	428,076
4.55%, 08/12/43	60	54,475
6.38%, 12/15/38	505	561,329
Tosco Corp., 8.13%, 02/15/30	405	467,850
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	230	206,605
2.99%, 06/29/41 (Call 12/29/40)	47	34,889
3.13%, 05/29/50 (Call 11/29/49)	495	344,271

Security	Par (000)	Value

Oil & Gas (continued)
3.39%, 06/29/60 (Call 12/29/59)	$552	$381,527
3.46%, 02/19/29 (Call 11/19/28)	114	107,081
3.46%, 07/12/49 (Call 01/12/49)	236	176,248
TotalEnergies Capital SA, 3.88%, 10/11/28	333	320,733
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	35	33,463
3.65%, 12/01/51 (Call 06/01/51)	194	136,542
4.00%, 04/01/29 (Call 01/01/29)	45	42,941
4.00%, 06/01/52 (Call 12/01/51)(a)	29	21,805
4.35%, 06/01/28 (Call 03/01/28)	36	35,050
4.90%, 03/15/45(a)	78	70,477
6.63%, 06/15/37	461	493,706
7.50%, 04/15/32	295	335,578

		27,234,389

Oil & Gas Services — 0.5%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	441	427,697
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	750	684,044
3.34%, 12/15/27 (Call 09/15/27)	1,442	1,359,800
4.08%, 12/15/47 (Call 06/15/47)	94	75,681
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	366	325,056
4.50%, 11/15/41 (Call 05/15/41)	127	112,060
4.75%, 08/01/43 (Call 02/01/43)	115	103,726
4.85%, 11/15/35 (Call 05/15/35)	297	285,750
5.00%, 11/15/45 (Call 05/15/45)(a)	295	274,429
6.70%, 09/15/38	103	115,332
7.45%, 09/15/39(a)	219	263,025
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)(a)	312	284,601
3.95%, 12/01/42 (Call 06/01/42)	132	98,368
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	479	420,951
4.50%, 05/15/28 (Call 04/15/28)	25	24,761
4.85%, 05/15/33 (Call 02/15/33)(a)	45	44,532

		4,899,813

Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	50	48,146
4.50%, 05/15/28 (Call 02/15/28)	88	85,573
5.63%, 05/26/33 (Call 02/26/33)	150	152,351
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	147	125,410
2.69%, 05/25/31 (Call 02/25/31)(a)	35	29,473
Berry Global Inc., 5.65%, 01/15/34 (Call 10/15/33)(c)	150	148,046
Packaging Corp. of America, 4.05%, 12/15/49 (Call 06/15/49)	14	11,055
Sonoco Products Co.
3.13%, 05/01/30 (Call 02/01/30)	14	12,424
5.75%, 11/01/40 (Call 05/01/40)	110	110,654
WestRock MWV LLC
7.95%, 02/15/31	18	20,509
8.20%, 01/15/30	68	77,316
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)	55	46,352
4.00%, 03/15/28 (Call 12/15/27)	20	19,090
4.20%, 06/01/32 (Call 03/01/32)(a)	60	56,377
4.90%, 03/15/29 (Call 12/15/28)	29	28,712

		971,488

110	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals — 4.5%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	$7	$6,737
4.05%, 11/21/39 (Call 05/21/39)	540	473,965
4.25%, 11/14/28 (Call 08/14/28)	22	21,491
4.25%, 11/21/49 (Call 05/21/49)	1,062	914,332
4.30%, 05/14/36 (Call 11/14/35)	357	332,340
4.40%, 11/06/42	525	469,634
4.45%, 05/14/46 (Call 11/14/45)	432	381,787
4.50%, 05/14/35 (Call 11/14/34)	699	667,195
4.70%, 05/14/45 (Call 11/14/44)	637	587,381
4.85%, 06/15/44 (Call 12/15/43)	33	31,177
4.88%, 11/14/48 (Call 05/14/48)	398	376,031
Astrazeneca Finance LLC
4.88%, 03/03/33 (Call 12/03/32)	355	353,427
5.00%, 02/26/34 (Call 11/26/33)	125	125,463
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	672	638,395
3.38%, 11/16/25	525	510,620
4.00%, 01/17/29 (Call 10/17/28)	521	502,973
4.00%, 09/18/42	180	153,856
4.38%, 11/16/45	364	321,771
4.38%, 08/17/48 (Call 02/17/48)	106	94,118
6.45%, 09/15/37	708	797,285
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	937	898,455
4.67%, 06/06/47 (Call 12/06/46)	458	405,624
4.69%, 12/15/44 (Call 06/15/44)	292	262,008
Bristol-Myers Squibb Co.
2.55%, 11/13/50 (Call 05/13/50)	399	241,854
3.25%, 02/27/27	115	110,365
3.25%, 08/01/42	293	221,337
3.70%, 03/15/52 (Call 09/15/51)	305	230,551
3.90%, 03/15/62 (Call 09/15/61)	290	216,244
4.25%, 10/26/49 (Call 04/26/49)	778	651,261
4.35%, 11/15/47 (Call 05/15/47)	360	305,772
4.50%, 03/01/44 (Call 09/01/43)	30	26,815
4.55%, 02/20/48 (Call 08/20/47)	272	239,263
4.63%, 05/15/44 (Call 11/15/43)	50	45,258
5.00%, 08/15/45 (Call 02/15/45)	134	127,544
5.55%, 02/22/54 (Call 08/22/53)	500	506,016
5.65%, 02/22/64 (Call 08/22/63)	400	403,808
6.25%, 11/15/53 (Call 05/15/53)(a)	15	16,644
6.40%, 11/15/63 (Call 05/15/63)	205	228,652
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	1,294	1,226,292
3.75%, 09/15/25 (Call 06/15/25)	420	409,649
4.37%, 06/15/47 (Call 12/15/46)	122	100,089
4.60%, 03/15/43	132	113,478
4.90%, 09/15/45 (Call 03/15/45)	131	115,849
5.13%, 02/15/29 (Call 01/15/29)	100	99,601
5.45%, 02/15/34 (Call 11/15/33)	60	60,020
Cencora Inc.
2.70%, 03/15/31 (Call 12/15/30)	70	59,679
3.25%, 03/01/25 (Call 12/01/24)	115	112,474
3.45%, 12/15/27 (Call 09/15/27)	83	78,526
4.25%, 03/01/45 (Call 09/01/44)(a)	242	210,335
4.30%, 12/15/47 (Call 06/15/47)	161	136,830
5.13%, 02/15/34 (Call 11/15/33)	500	490,716
Cigna Group (The)
2.40%, 03/15/30 (Call 12/15/29)(a)	346	296,623
3.40%, 03/15/50 (Call 09/15/49)	242	168,410

Security	Par (000)	Value

Pharmaceuticals (continued)
3.40%, 03/15/51 (Call 09/15/50)	$280	$194,712
3.88%, 10/15/47 (Call 04/15/47)	316	242,815
4.38%, 10/15/28 (Call 07/15/28)	946	918,715
4.80%, 08/15/38 (Call 02/15/38)(a)	357	331,089
4.80%, 07/15/46 (Call 01/16/46)	274	244,896
4.90%, 12/15/48 (Call 06/15/48)	693	622,578
5.00%, 05/15/29 (Call 04/15/29)(a)	150	148,923
5.13%, 05/15/31 (Call 03/15/31)	150	148,298
5.25%, 02/15/34 (Call 11/15/33)	550	543,275
5.40%, 03/15/33 (Call 12/15/32)(a)	235	236,409
5.60%, 02/15/54 (Call 08/15/53)	150	147,693
6.13%, 11/15/41	159	168,122
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	63	59,876
3.25%, 08/15/29 (Call 05/15/29)	49	44,581
3.63%, 04/01/27 (Call 02/01/27)	80	76,694
3.75%, 04/01/30 (Call 01/01/30)	18	16,609
3.88%, 07/20/25 (Call 04/20/25)	72	70,538
4.25%, 04/01/50 (Call 10/01/49)	41	32,748
4.30%, 03/25/28 (Call 12/25/27)	854	829,126
4.78%, 03/25/38 (Call 09/25/37)	981	892,480
4.88%, 07/20/35 (Call 01/20/35)	190	181,222
5.05%, 03/25/48 (Call 09/25/47)	1,527	1,364,296
5.13%, 07/20/45 (Call 01/20/45)	773	703,763
5.25%, 02/21/33 (Call 11/21/32)	315	311,889
5.30%, 06/01/33 (Call 03/01/33)(a)	75	74,471
5.30%, 12/05/43 (Call 06/05/43)	255	236,922
5.63%, 02/21/53 (Call 08/21/52)	310	297,617
5.88%, 06/01/53 (Call 12/01/52)(a)	165	164,416
6.00%, 06/01/63 (Call 12/01/62)(a)	260	260,384
6.13%, 09/15/39	161	165,357
6.25%, 06/01/27	114	118,024
Eli Lilly & Co.
2.50%, 09/15/60 (Call 03/15/60)	100	58,179
3.10%, 05/15/27 (Call 02/15/27)	103	97,997
3.38%, 03/15/29 (Call 12/15/28)	57	53,704
3.70%, 03/01/45 (Call 09/01/44)	91	75,182
3.95%, 05/15/47 (Call 11/15/46)	50	43,004
3.95%, 03/15/49 (Call 09/15/48)	600	503,111
4.15%, 03/15/59 (Call 09/15/58)	355	298,499
5.50%, 03/15/27	40	40,931
5.55%, 03/15/37	130	137,081
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	260	255,463
3.88%, 05/15/28	153	147,936
4.20%, 03/18/43	74	65,019
5.38%, 04/15/34(a)	54	56,956
6.38%, 05/15/38	532	596,481
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	128	120,111
Johnson & Johnson
2.45%, 09/01/60 (Call 03/01/60)	391	230,249
3.50%, 01/15/48 (Call 07/15/47)(a)	115	90,520
3.70%, 03/01/46 (Call 09/01/45)	243	199,094
3.75%, 03/03/47 (Call 09/03/46)	272	223,629
4.38%, 12/05/33 (Call 06/05/33)	27	26,667
4.50%, 09/01/40	41	38,956
4.50%, 12/05/43 (Call 06/05/43)(a)	157	147,724
4.85%, 05/15/41	173	171,302
5.85%, 07/15/38	207	227,458
5.95%, 08/15/37	188	207,251

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
McKesson Corp.
3.95%, 02/16/28 (Call 11/16/27)	$49	$47,547
4.90%, 07/15/28 (Call 06/15/28)	67	67,013
5.10%, 07/15/33 (Call 04/15/33)	657	654,459
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	250	245,281
4.60%, 06/01/44 (Call 12/01/43)	220	199,058
5.90%, 11/01/39	226	235,754
Merck & Co. Inc.
2.45%, 06/24/50 (Call 12/24/49)	75	46,033
2.75%, 12/10/51 (Call 06/10/51)	230	149,117
2.90%, 12/10/61 (Call 06/10/61)	680	421,181
3.40%, 03/07/29 (Call 12/07/28)	64	60,110
3.60%, 09/15/42 (Call 03/15/42)	228	184,542
3.70%, 02/10/45 (Call 08/10/44)	585	472,974
3.90%, 03/07/39 (Call 09/07/38)	12	10,489
4.00%, 03/07/49 (Call 09/07/48)	302	251,500
4.05%, 05/17/28 (Call 04/17/28)(a)	40	39,182
4.15%, 05/18/43	427	372,712
4.30%, 05/17/30 (Call 03/17/30)	25	24,328
4.50%, 05/17/33 (Call 02/17/33)	250	243,176
5.15%, 05/17/63 (Call 11/17/62)	290	283,533
6.50%, 12/01/33	302	340,428
6.55%, 09/15/37	137	153,735
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	205	219,080
5.95%, 12/01/28	78	81,827
Mylan Inc., 5.20%, 04/15/48 (Call 10/15/47)	94	76,974
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)(a)	140	93,285
4.00%, 11/20/45 (Call 05/20/45)	150	127,533
4.40%, 05/06/44	51	46,416
Pfizer Inc.
2.70%, 05/28/50 (Call 11/28/49)	650	427,925
4.00%, 12/15/36	75	67,369
4.00%, 03/15/49 (Call 09/15/48)	363	299,741
4.13%, 12/15/46	181	151,786
4.20%, 09/15/48 (Call 03/15/48)	316	268,570
4.40%, 05/15/44(a)	25	22,458
7.20%, 03/15/39	187	222,210
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/33 (Call 02/19/33)	626	610,010
5.30%, 05/19/53 (Call 11/19/52)	845	827,604
5.34%, 05/19/63 (Call 11/19/62)	1,100	1,059,785
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	153	145,780
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50 (Call 01/09/50)	522	357,697
3.38%, 07/09/60 (Call 01/09/60)	252	168,238
5.00%, 11/26/28 (Call 08/26/28)	105	104,726
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	100	82,142
Viatris Inc., 4.00%, 06/22/50 (Call 12/22/49)	479	326,383
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	70	58,709
3.00%, 09/12/27 (Call 06/12/27)	1,092	1,022,152
3.00%, 05/15/50 (Call 11/15/49)	10	6,845
3.90%, 08/20/28 (Call 05/20/28)(a)	372	357,618
3.95%, 09/12/47 (Call 03/12/47)	178	143,374
4.45%, 08/20/48 (Call 02/20/48)	10	8,748
4.50%, 11/13/25 (Call 08/13/25)	1,873	1,849,425

Security	Par (000)	Value

Pharmaceuticals (continued)
4.70%, 02/01/43 (Call 08/01/42)	$433	$395,540
5.60%, 11/16/32 (Call 08/16/32)	795	821,580

		45,490,744

Pipelines — 3.4%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	615	599,470
4.80%, 05/03/29 (Call 02/03/29)	109	105,911
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	110	86,317
3.70%, 11/15/29 (Call 05/18/29)	684	631,522
5.13%, 06/30/27 (Call 01/01/27)	128	127,385
5.88%, 03/31/25 (Call 10/02/24)	252	251,919
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 03/11/24)	310	297,741
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(a)	227	189,725
4.00%, 03/01/31 (Call 03/01/26)	10	8,931
4.50%, 10/01/29 (Call 10/01/24)	55	51,555
5.95%, 06/30/33 (Call 12/30/32)	158	158,629
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	31	29,928
DCP Midstream Operating LP
5.13%, 05/15/29 (Call 02/15/29)	80	79,009
5.60%, 04/01/44 (Call 10/01/43)	70	66,834
8.13%, 08/16/30(a)	55	62,702
Enbridge Energy Partners LP
7.38%, 10/15/45 (Call 04/15/45)	144	166,226
Series B, 7.50%, 04/15/38	127	146,787
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)	665	525,499
3.13%, 11/15/29 (Call 08/15/29)	80	72,272
3.40%, 08/01/51 (Call 02/01/51)	120	83,678
3.70%, 07/15/27 (Call 04/15/27)	59	56,338
4.00%, 11/15/49 (Call 05/15/49)	133	102,839
4.25%, 12/01/26 (Call 09/01/26)	71	69,449
4.50%, 06/10/44 (Call 12/10/43)	94	78,331
5.50%, 12/01/46 (Call 06/01/46)(a)	162	156,415
5.70%, 03/08/33 (Call 12/08/32)	425	430,188
5.90%, 11/15/26 (Call 10/15/26)	245	249,602
6.00%, 11/15/28 (Call 10/15/28)	20	20,710
6.20%, 11/15/30 (Call 09/15/30)	105	110,093
6.70%, 11/15/53 (Call 05/15/53)(a)	55	61,346
Energy Transfer LP
4.15%, 09/15/29 (Call 06/15/29)	125	117,856
4.40%, 03/15/27 (Call 12/15/26)	279	271,732
4.90%, 03/15/35 (Call 09/15/34)	5	4,663
4.95%, 05/15/28 (Call 02/15/28)	216	213,129
5.00%, 05/15/44 (Call 11/15/43)	970	839,669
5.00%, 05/15/50 (Call 11/15/49)	365	314,721
5.40%, 10/01/47 (Call 04/01/47)	40	36,175
5.75%, 02/15/33 (Call 11/15/32)	85	85,524
5.95%, 05/15/54 (Call 11/15/53)	15	14,668
6.00%, 06/15/48 (Call 12/15/47)	105	102,787
6.25%, 04/15/49 (Call 10/15/48)	250	252,242
6.63%, 10/15/36	80	84,067
7.50%, 07/01/38	120	136,309
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	115	102,097
3.30%, 02/15/53 (Call 08/15/52)	15	10,465
3.70%, 01/31/51 (Call 07/31/50)	30	22,630
3.95%, 01/31/60 (Call 07/31/59)	164	124,044

112	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.20%, 01/31/50 (Call 07/31/49)	$154	$127,142
4.25%, 02/15/48 (Call 08/15/47)	88	73,568
4.45%, 02/15/43 (Call 08/15/42)	165	143,577
4.80%, 02/01/49 (Call 08/01/48)	178	161,196
4.85%, 08/15/42 (Call 02/15/42)	176	160,990
4.85%, 03/15/44 (Call 09/15/43)	227	207,786
4.90%, 05/15/46 (Call 11/15/45)	127	115,939
4.95%, 10/15/54 (Call 04/15/54)	90	82,067
5.10%, 02/15/45 (Call 08/15/44)	277	259,333
5.38%, 02/15/78 (Call 02/15/28), (3-mo. SOFR + 2.832%)(a)(b)	347	321,080
5.70%, 02/15/42(a)	105	105,919
5.95%, 02/01/41	176	183,514
6.13%, 10/15/39	100	104,811
6.45%, 09/01/40	149	162,757
7.55%, 04/15/38	125	148,704
Series D, 6.88%, 03/01/33	28	31,158
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3-mo. SOFR + 3.295%)(b)	169	160,676
Series H, 6.65%, 10/15/34	14	15,456
Kinder Morgan Energy Partners LP
5.00%, 08/15/42 (Call 02/15/42)	27	23,493
5.00%, 03/01/43 (Call 09/01/42)	98	85,367
5.40%, 09/01/44 (Call 03/01/44)	123	112,187
5.50%, 03/01/44 (Call 09/01/43)	170	157,175
5.63%, 09/01/41	40	37,635
5.80%, 03/15/35	188	188,714
6.38%, 03/01/41	128	130,073
6.50%, 02/01/37	133	136,981
6.50%, 09/01/39	143	147,243
6.55%, 09/15/40	90	93,391
6.95%, 01/15/38	266	286,843
7.30%, 08/15/33	166	184,276
7.40%, 03/15/31	134	148,161
7.50%, 11/15/40	59	65,774
7.75%, 03/15/32	211	237,445
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	130	84,075
3.60%, 02/15/51 (Call 08/15/50)	67	45,993
4.30%, 03/01/28 (Call 12/01/27)	119	115,385
4.80%, 02/01/33 (Call 11/01/32)	50	47,178
5.00%, 02/01/29 (Call 01/01/29)	215	213,292
5.05%, 02/15/46 (Call 08/15/45)	230	200,019
5.20%, 06/01/33 (Call 03/01/33)	350	340,441
5.20%, 03/01/48 (Call 09/01/47)	105	93,277
5.30%, 12/01/34 (Call 06/01/34)(a)	276	268,984
5.40%, 02/01/34 (Call 11/01/33)(a)	275	270,252
5.45%, 08/01/52 (Call 02/01/52)(a)	95	87,500
5.55%, 06/01/45 (Call 12/01/44)	402	377,160
7.75%, 01/15/32	288	324,326
7.80%, 08/01/31	258	288,532
Magellan Midstream Partners LP, 3.95%, 03/01/50 (Call 09/01/49)	140	101,932
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	134	128,328
4.13%, 03/01/27 (Call 12/01/26)	521	505,165
4.25%, 12/01/27 (Call 09/01/27)	76	73,482
4.50%, 04/15/38 (Call 10/15/37)	209	182,116
4.70%, 04/15/48 (Call 10/15/47)	313	262,038
4.80%, 02/15/29 (Call 11/15/28)	162	158,817
4.90%, 04/15/58 (Call 10/15/57)	207	171,386

Security	Par (000)	Value

Pipelines (continued)
4.95%, 03/14/52 (Call 09/14/51)	$100	$86,120
5.20%, 03/01/47 (Call 09/01/46)	332	298,149
5.50%, 02/15/49 (Call 08/15/48)	316	295,883
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	43	41,731
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	494	469,871
3.10%, 03/15/30 (Call 12/15/29)	208	184,274
3.40%, 09/01/29 (Call 06/01/29)	242	221,023
4.00%, 07/13/27 (Call 04/13/27)	469	451,856
4.20%, 10/03/47 (Call 04/03/47)	79	60,447
4.25%, 09/15/46	52	40,517
4.35%, 03/15/29 (Call 12/15/28)(a)	340	327,323
4.45%, 09/01/49 (Call 03/01/49)	43	34,293
4.50%, 03/15/50 (Call 09/15/49)	27	21,600
4.55%, 07/15/28 (Call 04/15/28)	438	427,926
4.85%, 02/01/49	88	75,091
4.95%, 07/13/47 (Call 01/06/47)	80	68,866
5.15%, 10/15/43(a)	43	38,837
5.55%, 11/01/26 (Call 10/01/26)	300	302,157
5.65%, 11/01/28 (Call 10/01/28)	250	254,424
5.80%, 11/01/30 (Call 09/01/30)	55	56,301
5.85%, 01/15/26 (Call 12/15/25)(a)	527	531,653
6.05%, 09/01/33 (Call 06/01/33)(a)	400	412,153
6.10%, 11/15/32 (Call 08/15/32)	285	295,189
6.35%, 01/15/31 (Call 10/15/30)	150	157,296
6.63%, 09/01/53 (Call 03/01/53)	100	107,623
7.15%, 01/15/51 (Call 07/15/50)	24	26,617
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	2,272	2,254,951
6.20%, 09/15/43 (Call 03/15/43)	141	143,912
6.65%, 10/01/36	237	250,665
6.85%, 10/15/37	223	239,102
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	119	107,880
4.70%, 06/15/44 (Call 12/15/43)	56	46,316
5.15%, 06/01/42 (Call 12/01/41)	49	43,238
6.65%, 01/15/37(a)	216	227,941
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	449	433,238
4.50%, 05/15/30 (Call 11/15/29)	167	159,876
5.00%, 03/15/27 (Call 09/15/26)	589	584,814
5.63%, 03/01/25 (Call 12/01/24)	379	378,537
5.88%, 06/30/26 (Call 12/31/25)	172	173,399
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	168	160,475
3.50%, 03/15/25 (Call 12/15/24)	68	66,665
4.50%, 03/15/45 (Call 09/15/44)	256	214,475
5.95%, 09/25/43 (Call 03/25/43)	231	229,602
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	350	314,914
4.95%, 04/15/52 (Call 10/15/51)	190	162,584
6.13%, 03/15/33 (Call 12/15/32)	30	30,912
6.15%, 03/01/29 (Call 02/01/29)	75	77,326
6.25%, 07/01/52 (Call 01/01/52)	35	35,429
6.50%, 03/30/34 (Call 12/30/33)	340	360,987
6.50%, 02/15/53 (Call 08/15/52)	195	205,265
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	40	35,698
5.50%, 03/01/30 (Call 03/01/25)(a)	60	59,310

S C H E D U L E O F I N V E S T M E N T S	113

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	$266	$253,527
4.38%, 03/13/25 (Call 12/13/24)	39	38,403
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27(a)	177	185,774
7.00%, 10/15/28	156	166,584
7.63%, 04/01/37	20	22,507
Texas Eastern Transmission LP, 7.00%, 07/15/32(a)	453	501,020
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	88	82,425
4.25%, 05/15/28 (Call 02/15/28)	112	107,867
4.63%, 03/01/34 (Call 12/01/33)	315	291,975
4.75%, 05/15/38 (Call 11/15/37)(a)	45	40,668
4.88%, 05/15/48 (Call 11/15/47)	126	109,912
5.10%, 03/15/49 (Call 09/15/48)(a)	158	144,723
5.60%, 03/31/34	167	166,769
5.85%, 03/15/36	163	162,882
6.10%, 06/01/40(a)	76	77,635
6.20%, 10/15/37	240	246,919
7.25%, 08/15/38	138	155,568
7.63%, 01/15/39	221	257,493
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	163	126,797
4.00%, 03/15/28 (Call 12/15/27)	33	31,660
4.45%, 08/01/42 (Call 02/01/42)(a)	95	82,443
4.60%, 03/15/48 (Call 09/15/47)	143	125,040
5.40%, 08/15/41 (Call 02/15/41)	83	80,949
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	197	191,576
Western Midstream Operating LP
4.05%, 02/01/30 (Call 11/01/29)	285	263,674
4.50%, 03/01/28 (Call 12/01/27)	15	14,365
4.75%, 08/15/28 (Call 05/15/28)	10	9,668
5.25%, 02/01/50 (Call 08/01/49)	190	168,322
5.30%, 03/01/48 (Call 09/01/47)	110	94,876
5.45%, 04/01/44 (Call 10/01/43)	80	71,865
5.50%, 08/15/48 (Call 02/15/48)	70	61,457
6.15%, 04/01/33 (Call 01/01/33)	450	457,520
6.35%, 01/15/29 (Call 12/15/28)	40	41,299
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	28	26,782
4.85%, 03/01/48 (Call 09/01/47)	188	164,994
4.90%, 01/15/45 (Call 07/15/44)	117	103,051
5.10%, 09/15/45 (Call 03/15/45)	240	219,139
5.40%, 03/04/44 (Call 09/04/43)	137	128,338
5.75%, 06/24/44 (Call 12/24/43)	22	21,530
5.80%, 11/15/43 (Call 05/15/43)	107	104,741
6.30%, 04/15/40	313	324,125
8.75%, 03/15/32	86	102,349
Series A, 7.50%, 01/15/31	50	55,546

		35,119,726

Real Estate — 0.3%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)(a)	488	400,746
4.88%, 03/01/26 (Call 12/01/25)	2,592	2,560,832
5.95%, 08/15/34 (Call 05/15/34)	65	65,660
Realty Income Corp.
3.40%, 01/15/30 (Call 10/15/29)	38	34,441
4.00%, 07/15/29 (Call 04/15/29)(a)	59	55,629

		3,117,308

Security	Par (000)	Value

Real Estate Investment Trusts — 3.9%
Agree LP
2.60%, 06/15/33 (Call 03/15/33)	$25	$19,366
4.80%, 10/01/32 (Call 07/01/32)	15	14,019
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	365	272,992
2.00%, 05/18/32 (Call 02/18/32)	55	42,458
2.75%, 12/15/29 (Call 09/15/29)	18	15,660
2.95%, 03/15/34 (Call 12/15/33)	135	108,831
3.00%, 05/18/51 (Call 11/18/50)(a)	165	103,532
3.38%, 08/15/31 (Call 05/15/31)	10	8,781
3.55%, 03/15/52 (Call 09/15/51)	200	138,773
3.95%, 01/15/27 (Call 10/15/26)(a)	61	58,807
3.95%, 01/15/28 (Call 10/15/27)	118	112,272
4.00%, 02/01/50 (Call 08/01/49)	209	157,450
4.30%, 01/15/26 (Call 10/15/25)	55	53,956
4.50%, 07/30/29 (Call 04/30/29)	188	180,254
4.70%, 07/01/30 (Call 04/01/30)	123	118,226
4.85%, 04/15/49 (Call 10/15/48)(a)	120	104,866
4.90%, 12/15/30 (Call 09/15/30)	14	13,626
American Homes 4 Rent LP
3.38%, 07/15/51 (Call 01/15/51)	35	23,126
3.63%, 04/15/32 (Call 01/15/32)	155	135,051
4.25%, 02/15/28 (Call 11/15/27)	35	33,619
4.30%, 04/15/52 (Call 10/15/51)(a)	22	17,171
4.90%, 02/15/29 (Call 11/15/28)(a)	41	39,957
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	105	84,327
2.10%, 06/15/30 (Call 03/15/30)	235	193,425
2.30%, 09/15/31 (Call 06/15/31)	190	153,350
2.40%, 03/15/25 (Call 02/15/25)	86	83,187
2.70%, 04/15/31 (Call 01/15/31)(a)	195	163,562
2.90%, 01/15/30 (Call 10/15/29)	281	246,491
2.95%, 01/15/51 (Call 07/15/50)(a)	235	148,868
3.10%, 06/15/50 (Call 12/15/49)	265	173,150
3.13%, 01/15/27 (Call 10/15/26)	303	285,746
3.38%, 10/15/26 (Call 07/15/26)	399	380,487
3.55%, 07/15/27 (Call 04/15/27)	325	308,077
3.60%, 01/15/28 (Call 10/15/27)	300	282,310
3.70%, 10/15/49 (Call 04/15/49)(a)	169	123,430
3.80%, 08/15/29 (Call 05/15/29)	337	311,929
3.95%, 03/15/29 (Call 12/15/28)	72	67,570
4.00%, 06/01/25 (Call 03/01/25)	240	235,272
4.40%, 02/15/26 (Call 11/15/25)	294	289,101
5.55%, 07/15/33 (Call 04/15/33)	315	314,909
5.90%, 11/15/33 (Call 08/15/33)	180	184,586
AvalonBay Communities Inc.
2.05%, 01/15/32 (Call 10/15/31)	100	81,587
2.30%, 03/01/30 (Call 12/01/29)	67	57,560
3.20%, 01/15/28 (Call 10/15/27)	18	16,866
3.30%, 06/01/29 (Call 03/01/29)	37	34,112
3.90%, 10/15/46 (Call 04/15/46)	71	55,453
4.15%, 07/01/47 (Call 01/01/47)(a)	55	44,616
5.00%, 02/15/33 (Call 11/15/32)	265	259,908
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(a)	245	180,808
2.55%, 04/01/32 (Call 01/01/32)	230	178,721
2.75%, 10/01/26 (Call 07/01/26)	642	594,358
2.90%, 03/15/30 (Call 12/15/29)	101	85,368
3.25%, 01/30/31 (Call 10/30/30)	301	253,415
3.40%, 06/21/29 (Call 03/21/29)	144	127,075
3.65%, 02/01/26 (Call 11/03/25)(a)	418	401,973

114	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.50%, 12/01/28 (Call 09/01/28)	$143	$135,109
6.50%, 01/15/34 (Call 10/15/33)(a)	155	158,485
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)(a)	90	73,087
3.90%, 03/15/27 (Call 12/15/26)	86	81,931
4.05%, 07/01/30 (Call 04/01/30)	80	73,464
4.13%, 06/15/26 (Call 03/15/26)	134	129,716
4.13%, 05/15/29 (Call 02/15/29)	98	91,559
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	19	16,696
3.15%, 07/01/29 (Call 04/01/29)	52	47,305
3.35%, 11/01/49 (Call 05/01/49)	19	13,546
4.10%, 10/15/28 (Call 07/15/28)	31	29,854
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)(a)	325	269,071
2.25%, 03/15/26 (Call 02/15/26)	995	930,477
2.75%, 04/15/31 (Call 01/15/31)(a)	132	106,471
2.90%, 12/01/33 (Call 09/01/33)	105	80,261
Crown Castle Inc.
1.35%, 07/15/25 (Call 06/15/25)	100	94,613
2.10%, 04/01/31 (Call 01/01/31)	347	278,219
2.25%, 01/15/31 (Call 10/15/30)	255	208,424
2.50%, 07/15/31 (Call 04/15/31)	347	284,160
3.10%, 11/15/29 (Call 08/15/29)	155	137,154
3.25%, 01/15/51 (Call 07/15/50)	284	191,669
3.30%, 07/01/30 (Call 04/01/30)	295	260,533
3.65%, 09/01/27 (Call 06/01/27)	137	129,296
3.70%, 06/15/26 (Call 03/15/26)	157	151,293
3.80%, 02/15/28 (Call 11/15/27)	1,442	1,357,870
4.00%, 03/01/27 (Call 12/01/26)	113	108,771
4.00%, 11/15/49 (Call 05/15/49)	102	78,464
4.15%, 07/01/50 (Call 01/01/50)	180	142,336
4.30%, 02/15/29 (Call 11/15/28)(a)	929	882,954
4.45%, 02/15/26 (Call 11/15/25)	947	929,257
4.75%, 05/15/47 (Call 11/15/46)	193	163,107
4.80%, 09/01/28 (Call 08/01/28)	40	39,003
5.10%, 05/01/33 (Call 02/01/33)	635	613,015
5.20%, 02/15/49 (Call 08/15/48)	114	103,114
5.60%, 06/01/29 (Call 05/01/29)	115	115,763
5.80%, 03/01/34 (Call 12/01/33)	130	131,884
CubeSmart LP
2.50%, 02/15/32 (Call 11/15/31)	140	113,047
3.00%, 02/15/30 (Call 11/15/29)	40	34,916
4.38%, 02/15/29 (Call 11/15/28)	15	14,265
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	580	534,745
3.70%, 08/15/27 (Call 05/15/27)	127	121,039
4.45%, 07/15/28 (Call 04/15/28)	90	87,079
5.55%, 01/15/28 (Call 12/15/27)	500	505,062
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	50	40,883
4.95%, 04/15/28 (Call 01/15/28)	10	9,478
Equinix Inc.
1.80%, 07/15/27 (Call 05/15/27)	26	23,370
2.15%, 07/15/30 (Call 04/15/30)	482	399,656
2.50%, 05/15/31 (Call 02/15/31)	295	246,340
2.95%, 09/15/51 (Call 03/15/51)(a)	174	110,581
3.00%, 07/15/50 (Call 01/15/50)	164	106,346
3.20%, 11/18/29 (Call 08/18/29)	695	624,626
3.40%, 02/15/52 (Call 08/15/51)(a)	120	83,161

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	$10	$8,022
2.50%, 02/15/30 (Call 11/15/29)	160	138,913
3.00%, 07/01/29 (Call 04/01/29)	34	30,806
3.25%, 08/01/27 (Call 05/01/27)	38	35,685
3.50%, 03/01/28 (Call 12/01/27)	42	39,664
4.00%, 08/01/47 (Call 02/01/47)(a)	27	20,774
4.15%, 12/01/28 (Call 09/01/28)(a)	33	31,906
4.50%, 06/01/45 (Call 12/01/44)	35	29,202
Essex Portfolio LP
2.65%, 03/15/32 (Call 12/15/31)	230	187,486
2.65%, 09/01/50 (Call 03/01/50)(a)	30	17,408
3.00%, 01/15/30 (Call 10/15/29)	10	8,773
4.00%, 03/01/29 (Call 12/01/28)	30	28,411
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	130	103,067
2.40%, 10/15/31 (Call 07/15/31)	100	80,778
3.88%, 12/15/27 (Call 09/15/27)	9	8,546
4.00%, 06/15/29 (Call 03/15/29)	9	8,446
5.50%, 07/01/30 (Call 05/01/30)	25	25,110
Federal Realty OP LP
3.20%, 06/15/29 (Call 03/15/29)	611	545,948
3.25%, 07/15/27 (Call 04/15/27)	360	336,297
3.50%, 06/01/30 (Call 03/01/30)	475	426,020
4.50%, 12/01/44 (Call 06/01/44)	188	152,994
5.38%, 05/01/28 (Call 04/01/28)	615	612,915
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	80	66,374
4.00%, 01/15/30 (Call 10/15/29)	138	124,183
4.00%, 01/15/31 (Call 10/15/30)	107	94,337
5.30%, 01/15/29 (Call 10/15/28)(a)	211	204,909
5.75%, 06/01/28 (Call 03/03/28)(a)	158	156,873
Healthcare Realty Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	10	8,617
Healthpeak OP LLC
3.00%, 01/15/30 (Call 10/15/29)(a)	308	270,234
3.25%, 07/15/26 (Call 05/15/26)	15	14,329
3.50%, 07/15/29 (Call 04/15/29)	239	218,367
4.00%, 06/01/25 (Call 03/01/25)	438	429,709
6.75%, 02/01/41 (Call 08/01/40)	151	165,389
Highwoods Realty LP
3.05%, 02/15/30 (Call 11/15/29)	87	72,833
4.20%, 04/15/29 (Call 01/15/29)	72	64,898
7.65%, 02/01/34 (Call 11/01/33)	100	107,223
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	197	192,970
Series F, 4.50%, 02/01/26 (Call 11/01/25)	451	441,445
Series H, 3.38%, 12/15/29 (Call 09/15/29)	137	121,208
Series I, 3.50%, 09/15/30 (Call 06/15/30)	240	211,580
Series J, 2.90%, 12/15/31 (Call 09/15/31)	80	66,054
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	5	3,906
2.70%, 01/15/34 (Call 10/15/33)	15	11,674
4.15%, 04/15/32 (Call 01/15/32)	105	94,892
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	270	200,079
3.05%, 02/15/30 (Call 11/15/29)	120	100,513
4.25%, 08/15/29 (Call 05/15/29)(a)	252	229,930
4.38%, 10/01/25 (Call 07/01/25)	208	202,737
4.75%, 12/15/28 (Call 09/15/28)	7	6,593

S C H E D U L E O F I N V E S T M E N T S	115

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kimco Realty OP LLC
2.80%, 10/01/26 (Call 07/01/26)	$36	$33,731
3.70%, 10/01/49 (Call 04/01/49)	88	63,268
3.80%, 04/01/27 (Call 01/01/27)	71	68,034
4.13%, 12/01/46 (Call 06/01/46)(a)	120	91,348
4.25%, 04/01/45 (Call 10/01/44)(a)	120	93,904
4.45%, 09/01/47 (Call 03/01/47)	48	38,219
4.60%, 02/01/33 (Call 11/01/32)(a)	190	178,092
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	35	33,172
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	25	23,589
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	205	163,433
2.75%, 03/15/30 (Call 12/15/29)(a)	35	30,760
3.95%, 03/15/29 (Call 12/15/28)(a)	20	19,083
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)	7	5,923
3.00%, 04/15/52 (Call 10/15/51)(a)	35	22,303
3.10%, 04/15/50 (Call 10/15/49)	88	56,973
3.50%, 04/15/51 (Call 10/15/50)	75	53,458
4.30%, 10/15/28 (Call 07/15/28)	7	6,720
4.80%, 10/15/48 (Call 04/15/48)	31	26,608
5.60%, 10/15/33 (Call 07/15/33)	25	24,913
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)(a)	160	127,188
3.38%, 02/01/31 (Call 11/01/30)	132	111,120
3.63%, 10/01/29 (Call 07/01/29)	225	197,593
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	30	24,429
3.95%, 01/15/28 (Call 10/15/27)	19	18,077
4.30%, 03/15/27 (Call 12/15/26)	87	84,537
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	5	3,533
3.15%, 08/15/30 (Call 05/15/30)(a)	57	43,732
9.25%, 07/20/28 (Call 06/20/28)	310	326,752
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	93	85,342
2.13%, 10/15/50 (Call 04/15/50)	110	60,061
2.25%, 04/15/30 (Call 01/15/30)	83	71,173
3.00%, 04/15/50 (Call 10/15/49)	268	181,232
3.25%, 10/01/26 (Call 07/01/26)	32	30,558
3.88%, 09/15/28 (Call 06/15/28)(a)	131	125,333
4.38%, 02/01/29 (Call 11/01/28)(a)	81	79,087
4.38%, 09/15/48 (Call 03/15/48)	55	46,735
4.63%, 01/15/33 (Call 10/15/32)	90	86,599
4.75%, 06/15/33 (Call 03/15/33)	280	271,208
4.88%, 06/15/28 (Call 05/15/28)	100	99,856
5.13%, 01/15/34 (Call 10/15/33)(a)	160	158,368
Public Storage Operating Co.
2.25%, 11/09/31 (Call 08/09/31)	215	177,273
2.30%, 05/01/31 (Call 02/01/31)(a)	15	12,586
5.35%, 08/01/53 (Call 02/01/53)	20	19,885
Realty Income Corp.
1.80%, 03/15/33 (Call 12/15/32)	140	105,130
2.85%, 12/15/32 (Call 09/15/32)	300	246,982
3.25%, 06/15/29 (Call 03/15/29)	11	10,064
3.25%, 01/15/31 (Call 10/15/30)	105	92,877
3.65%, 01/15/28 (Call 10/15/27)	92	87,208
4.90%, 07/15/33 (Call 04/15/33)(a)	120	114,490
5.63%, 10/13/32 (Call 07/13/32)	375	378,757

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	$99	$87,596
3.60%, 02/01/27 (Call 11/01/26)	48	45,900
4.13%, 03/15/28 (Call 12/15/27)	40	38,201
4.40%, 02/01/47 (Call 08/01/46)	147	117,614
4.65%, 03/15/49 (Call 09/15/48)	111	93,962
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	101	82,034
3.90%, 10/15/29 (Call 07/15/29)	67	59,678
5.13%, 08/15/26 (Call 05/15/26)	394	386,671
Simon Property Group LP
2.20%, 02/01/31 (Call 11/01/30)(a)	120	98,372
2.25%, 01/15/32 (Call 10/15/31)	290	233,204
2.45%, 09/13/29 (Call 06/13/29)	235	204,733
2.65%, 02/01/32 (Call 12/01/31)(a)	50	41,533
3.25%, 09/13/49 (Call 03/13/49)	352	244,765
3.80%, 07/15/50 (Call 01/15/50)	41	30,984
4.25%, 10/01/44 (Call 04/01/44)(a)	80	65,377
4.25%, 11/30/46 (Call 05/30/46)	106	86,021
4.75%, 03/15/42 (Call 09/15/41)	135	120,454
5.50%, 03/08/33 (Call 12/08/32)(a)	345	347,941
6.75%, 02/01/40 (Call 11/01/39)	121	133,140
SITE Centers Corp.
4.25%, 02/01/26 (Call 11/01/25)	25	24,397
4.70%, 06/01/27 (Call 03/01/27)	50	49,139
Store Capital LLC
2.70%, 12/01/31 (Call 09/01/31)	35	27,231
4.50%, 03/15/28 (Call 12/15/27)	35	32,885
4.63%, 03/15/29 (Call 12/15/28)	38	35,451
Sun Communities Operating LP
4.20%, 04/15/32 (Call 01/15/32)	50	44,373
5.70%, 01/15/33 (Call 10/15/32)	105	103,358
Tanger Properties LP, 3.88%, 07/15/27 (Call 04/15/27)	15	13,737
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	260	194,094
2.10%, 08/01/32 (Call 05/01/32)	10	7,731
2.10%, 06/15/33 (Call 03/15/33)(a)	60	45,227
3.00%, 08/15/31 (Call 05/15/31)(a)	129	110,669
3.20%, 01/15/30 (Call 10/15/29)(a)	41	36,678
4.40%, 01/26/29 (Call 10/26/28)	26	24,886
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	83	67,545
3.00%, 01/15/30 (Call 10/15/29)(a)	152	132,670
3.85%, 04/01/27 (Call 01/01/27)	58	55,289
4.00%, 03/01/28 (Call 12/01/27)	41	39,016
4.38%, 02/01/45 (Call 08/01/44)	71	56,216
4.40%, 01/15/29 (Call 10/15/28)	181	173,295
4.75%, 11/15/30 (Call 08/15/30)	255	243,930
4.88%, 04/15/49 (Call 10/15/48)	115	97,298
5.70%, 09/30/43 (Call 03/30/43)	76	71,792
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)	307	297,426
4.95%, 02/15/30 (Call 12/15/29)	259	247,202
5.13%, 05/15/32 (Call 02/15/32)	334	313,686
5.63%, 05/15/52 (Call 11/15/51)	137	123,508
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	95	82,284
2.70%, 02/15/27 (Call 12/15/26)	77	71,908
2.75%, 01/15/31 (Call 10/15/30)	165	140,649
2.75%, 01/15/32 (Call 10/15/31)	415	345,028

116	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.80%, 06/01/31 (Call 03/01/31)	$250	$212,106
3.10%, 01/15/30 (Call 10/15/29)	190	169,428
4.00%, 06/01/25 (Call 03/01/25)	213	209,085
4.13%, 03/15/29 (Call 12/15/28)	190	180,633
4.25%, 04/01/26 (Call 01/01/26)	49	48,043
4.25%, 04/15/28 (Call 01/15/28)	114	110,265
4.95%, 09/01/48 (Call 03/01/48)	130	116,895
6.50%, 03/15/41 (Call 09/15/40)	202	218,274
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	201	188,761
4.00%, 04/15/30 (Call 01/15/30)	255	238,310
6.95%, 10/01/27(a)	224	237,514
7.38%, 03/15/32	640	722,597
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	115	87,317
3.85%, 07/15/29 (Call 04/15/29)	107	98,994

		39,802,238

Retail — 2.2%
AutoNation Inc.
3.80%, 11/15/27 (Call 08/15/27)	151	140,489
3.85%, 03/01/32 (Call 12/01/31)(a)	70	61,091
4.50%, 10/01/25 (Call 07/01/25)	97	95,222
4.75%, 06/01/30 (Call 03/01/30)	221	210,111
AutoZone Inc.
3.75%, 04/18/29 (Call 01/18/29)	74	69,466
5.05%, 07/15/26(a)	20	19,951
5.20%, 08/01/33 (Call 05/01/33)(a)	45	44,596
6.55%, 11/01/33 (Call 08/01/33)(a)	25	26,983
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(a)	2,290	1,880,819
4.45%, 10/01/28 (Call 07/01/28)(a)	1,994	1,952,772
Costco Wholesale Corp.
1.60%, 04/20/30 (Call 01/20/30)	73	60,790
1.75%, 04/20/32 (Call 01/20/32)	51	40,777
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	51	41,398
Dollar General Corp.
4.13%, 04/03/50 (Call 10/03/49)	72	55,008
5.50%, 11/01/52 (Call 05/01/52)(a)	15	14,135
Dollar Tree Inc.
3.38%, 12/01/51 (Call 06/01/51)	100	66,079
4.20%, 05/15/28 (Call 02/15/28)	63	60,697
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	49	45,790
2.38%, 03/15/51 (Call 09/15/50)	140	82,239
2.50%, 04/15/27 (Call 02/15/27)	240	223,541
2.70%, 04/15/30 (Call 01/15/30)	177	156,579
2.75%, 09/15/51 (Call 03/15/51)(a)	150	95,523
2.80%, 09/14/27 (Call 06/14/27)	645	604,385
2.95%, 06/15/29 (Call 03/15/29)	1,086	991,285
3.00%, 04/01/26 (Call 01/01/26)	145	139,683
3.13%, 12/15/49 (Call 06/15/49)	142	98,812
3.25%, 04/15/32 (Call 01/15/32)	420	372,496
3.30%, 04/15/40 (Call 10/15/39)	22	17,241
3.35%, 09/15/25 (Call 06/15/25)	433	422,410
3.35%, 04/15/50 (Call 10/15/49)	127	92,044
3.50%, 09/15/56 (Call 03/15/56)	309	226,304
3.63%, 04/15/52 (Call 10/15/51)	190	143,616
3.90%, 12/06/28 (Call 09/06/28)	663	641,558
3.90%, 06/15/47 (Call 12/15/46)	246	198,153
4.20%, 04/01/43 (Call 10/01/42)	200	172,270

Security	Par (000)	Value

Retail (continued)
4.25%, 04/01/46 (Call 10/01/45)	$248	$211,704
4.40%, 03/15/45 (Call 09/15/44)	318	279,084
4.50%, 09/15/32 (Call 06/15/32)(a)	300	293,191
4.50%, 12/06/48 (Call 06/06/48)	281	247,948
4.88%, 02/15/44 (Call 08/15/43)	317	297,381
4.90%, 04/15/29 (Call 03/15/29)	140	140,501
4.95%, 09/30/26 (Call 08/30/26)	105	105,049
4.95%, 09/15/52 (Call 03/15/52)(a)	55	52,044
5.13%, 04/30/25	150	150,052
5.40%, 09/15/40 (Call 03/15/40)(a)	167	167,976
5.88%, 12/16/36	806	858,578
5.95%, 04/01/41 (Call 10/01/40)	225	240,054
Lowe’s Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)	170	137,838
2.50%, 04/15/26 (Call 01/15/26)	83	78,790
2.63%, 04/01/31 (Call 01/01/31)	72	61,396
3.00%, 10/15/50 (Call 04/15/50)	235	151,608
3.10%, 05/03/27 (Call 02/03/27)	62	58,592
3.65%, 04/05/29 (Call 01/05/29)(a)	70	65,999
3.70%, 04/15/46 (Call 10/15/45)	247	185,928
3.75%, 04/01/32 (Call 01/01/32)	460	417,456
4.00%, 04/15/25 (Call 03/15/25)	65	64,061
4.05%, 05/03/47 (Call 11/03/46)	357	282,819
4.25%, 04/01/52 (Call 10/01/51)	225	180,926
4.38%, 09/15/45 (Call 03/15/45)	200	169,520
4.45%, 04/01/62 (Call 10/01/61)	395	315,786
4.50%, 04/15/30 (Call 01/15/30)	172	167,098
4.55%, 04/05/49 (Call 10/05/48)	107	90,471
4.65%, 04/15/42 (Call 10/15/41)	271	242,377
5.00%, 04/15/33 (Call 01/15/33)(a)	310	305,496
5.00%, 04/15/40 (Call 10/15/39)	24	22,803
5.13%, 04/15/50 (Call 10/15/49)	155	142,966
5.50%, 10/15/35	253	260,208
5.63%, 04/15/53 (Call 10/15/52)	100	99,363
5.80%, 09/15/62 (Call 03/15/62)	150	149,739
5.85%, 04/01/63 (Call 10/01/62)	85	85,759
6.50%, 03/15/29(a)	62	66,318
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	18	15,402
2.63%, 09/01/29 (Call 06/01/29)(a)	11	9,840
3.50%, 07/01/27 (Call 05/01/27)	133	127,270
3.60%, 07/01/30 (Call 04/01/30)(a)	5	4,630
3.63%, 09/01/49 (Call 03/01/49)	340	253,820
3.70%, 02/15/42	14	11,253
3.80%, 04/01/28 (Call 01/01/28)	5	4,800
4.20%, 04/01/50 (Call 10/01/49)	92	75,796
4.45%, 03/01/47 (Call 09/01/46)	113	97,089
4.45%, 09/01/48 (Call 03/01/48)(a)	100	86,397
4.60%, 05/26/45 (Call 11/26/44)	154	137,027
4.70%, 12/09/35 (Call 06/09/35)	82	78,757
4.88%, 07/15/40(a)	118	112,535
4.88%, 12/09/45 (Call 06/09/45)	434	398,823
5.15%, 09/09/52 (Call 03/09/52)	50	47,484
5.70%, 02/01/39(a)	117	120,445
6.30%, 10/15/37	207	225,430
6.30%, 03/01/38	197	214,348
O’Reilly Automotive Inc., 4.20%, 04/01/30 (Call 01/01/30)	49	46,512
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)(a)	26	22,234
3.35%, 03/12/50 (Call 09/12/49)	137	96,693

S C H E D U L E O F I N V E S T M E N T S	117

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.50%, 03/01/28 (Call 12/01/27)	$49	$46,453
3.50%, 11/15/50 (Call 05/15/50)	279	203,713
3.55%, 08/15/29 (Call 05/15/29)	82	76,871
3.75%, 12/01/47 (Call 06/01/47)	118	91,025
4.00%, 11/15/28 (Call 08/15/28)(a)	40	38,636
4.30%, 06/15/45 (Call 12/15/44)	107	91,326
4.45%, 08/15/49 (Call 02/15/49)	208	177,960
4.50%, 11/15/48 (Call 05/15/48)	217	187,539
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	488	472,804
2.35%, 02/15/30 (Call 11/15/29)	121	105,547
2.65%, 09/15/30 (Call 06/15/30)(a)	70	61,395
3.38%, 04/15/29 (Call 01/15/29)	107	100,283
3.63%, 04/15/46	406	316,682
3.90%, 11/15/47 (Call 05/15/47)	46	37,505
4.00%, 07/01/42	365	314,092
4.50%, 09/15/32 (Call 06/15/32)(a)	85	82,261
6.35%, 11/01/32(a)	320	349,937
6.50%, 10/15/37	295	329,565
7.00%, 01/15/38	145	169,335
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	106	99,573
3.88%, 04/15/30 (Call 01/15/30)	87	82,486
4.50%, 04/15/50 (Call 10/15/49)(a)	214	194,964
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	581	467,817
5.25%, 05/15/33 (Call 02/15/33)(a)	180	178,882

		22,874,428

Semiconductors — 3.5%
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	205	170,965
2.75%, 06/01/50 (Call 12/01/49)	242	162,747
3.30%, 04/01/27 (Call 01/01/27)(a)	497	475,726
3.90%, 10/01/25 (Call 07/01/25)	188	184,702
4.35%, 04/01/47 (Call 10/01/46)	301	266,886
5.10%, 10/01/35 (Call 04/01/35)(a)	221	223,697
5.85%, 06/15/41	207	222,636
Broadcom Inc.
2.60%, 02/15/33 (Call 11/15/32)(c)	140	112,357
3.14%, 11/15/35 (Call 08/15/35)(c)	327	259,174
3.19%, 11/15/36 (Call 08/15/36)(c)	254	198,507
3.42%, 04/15/33 (Call 01/15/33)(c)	431	368,049
3.47%, 04/15/34 (Call 01/15/34)(c)	522	440,745
3.50%, 02/15/41 (Call 08/15/40)(c)	430	328,539
3.75%, 02/15/51 (Call 08/15/50)(c)	672	502,439
4.15%, 11/15/30 (Call 08/15/30)	53	49,547
4.30%, 11/15/32 (Call 08/15/32)(a)	165	152,793
4.93%, 05/15/37 (Call 02/15/37)(c)	615	573,034
5.00%, 04/15/30 (Call 01/15/30)	212	211,258
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	899	781,951
2.45%, 11/15/29 (Call 08/15/29)	174	152,378
2.60%, 05/19/26 (Call 02/19/26)	761	723,818
3.05%, 08/12/51 (Call 02/12/51)(a)	270	178,427
3.10%, 02/15/60 (Call 08/15/59)	187	118,198
3.15%, 05/11/27 (Call 02/11/27)	658	623,535
3.20%, 08/12/61 (Call 02/12/61)	143	91,999
3.25%, 11/15/49 (Call 05/15/49)	348	240,437
3.40%, 03/25/25 (Call 02/25/25)	727	712,953
3.70%, 07/29/25 (Call 04/29/25)	1,058	1,036,240
3.73%, 12/08/47 (Call 06/08/47)	283	214,499

Security	Par (000)	Value

Semiconductors (continued)
3.75%, 03/25/27 (Call 01/25/27)	$582	$562,928
3.75%, 08/05/27 (Call 07/05/27)	538	518,522
3.90%, 03/25/30 (Call 12/25/29)	115	108,129
4.00%, 08/05/29 (Call 06/05/29)(a)	15	14,341
4.00%, 12/15/32(a)	300	276,877
4.10%, 05/19/46 (Call 11/19/45)	171	141,210
4.10%, 05/11/47 (Call 11/11/46)	70	57,567
4.15%, 08/05/32 (Call 05/05/32)	100	93,973
4.25%, 12/15/42	157	133,848
4.60%, 03/25/40 (Call 09/25/39)(a)	10	9,277
4.75%, 03/25/50 (Call 09/25/49)	494	438,712
4.80%, 10/01/41	295	275,399
4.88%, 02/10/26	125	124,598
4.88%, 02/10/28 (Call 01/10/28)	75	74,791
4.90%, 07/29/45 (Call 01/29/45)(a)	380	359,437
4.90%, 08/05/52 (Call 02/05/52)	225	206,157
4.95%, 03/25/60 (Call 09/25/59)(a)	254	231,701
5.00%, 02/21/31 (Call 12/21/30)	105	104,342
5.05%, 08/05/62 (Call 02/05/62)	147	135,668
5.15%, 02/21/34 (Call 11/21/33)	135	133,675
5.20%, 02/10/33 (Call 11/10/32)(a)	705	705,301
5.60%, 02/21/54 (Call 08/21/53)	70	69,988
5.70%, 02/10/53 (Call 08/10/52)	245	247,586
5.90%, 02/10/63 (Call 08/10/62)	170	177,093
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	30	21,534
4.95%, 07/15/52 (Call 01/15/52)(a)	30	28,438
5.00%, 03/15/49 (Call 09/15/48)	10	9,611
5.25%, 07/15/62 (Call 01/15/62)	120	116,594
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	785	658,779
2.88%, 06/15/50 (Call 12/15/49)(a)	196	132,514
3.13%, 06/15/60 (Call 12/15/59)	167	109,483
3.75%, 03/15/26 (Call 01/15/26)	234	228,364
3.80%, 03/15/25 (Call 12/15/24)	374	368,520
4.00%, 03/15/29 (Call 12/15/28)	773	744,883
4.88%, 03/15/49 (Call 09/15/48)	251	236,171
Marvell Technology Inc.
2.95%, 04/15/31 (Call 01/15/31)	85	72,791
5.75%, 02/15/29 (Call 01/15/29)	15	15,285
5.95%, 09/15/33 (Call 06/15/33)	75	77,343
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	160	131,258
3.48%, 11/01/51 (Call 05/01/51)	250	173,661
4.66%, 02/15/30 (Call 11/15/29)	15	14,486
5.33%, 02/06/29 (Call 11/06/28)	56	56,055
5.88%, 02/09/33 (Call 11/09/32)	120	122,466
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)(a)	1,578	1,318,262
2.85%, 04/01/30 (Call 01/01/30)	1,799	1,619,990
3.20%, 09/16/26 (Call 06/16/26)(a)	5,130	4,944,977
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)(a)	130	129,792
5.55%, 12/01/28 (Call 09/01/28)	460	465,067
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	188	155,647
2.65%, 02/15/32 (Call 11/15/31)	215	176,505
3.13%, 02/15/42 (Call 08/15/41)	35	24,876
3.15%, 05/01/27 (Call 03/01/27)	67	62,988
3.25%, 05/11/41 (Call 11/11/40)	185	135,953
3.25%, 11/30/51 (Call 05/30/51)	195	131,156

118	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.40%, 05/01/30 (Call 02/01/30)	$125	$111,899
4.30%, 06/18/29 (Call 03/18/29)	267	254,891
4.40%, 06/01/27 (Call 05/01/27)(a)	45	43,962
5.00%, 01/15/33 (Call 10/15/32)	280	270,575
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	55	51,148
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	260	225,360
4.50%, 05/20/52 (Call 11/20/51)	170	149,736
4.65%, 05/20/35 (Call 11/20/34)	90	87,994
4.80%, 05/20/45 (Call 11/20/44)(a)	182	170,812
6.00%, 05/20/53 (Call 11/20/52)	145	158,959
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	868	834,936
1.75%, 05/04/30 (Call 02/04/30)	760	635,981
1.90%, 09/15/31 (Call 06/15/31)(a)	310	255,837
2.25%, 09/04/29 (Call 06/04/29)	953	841,054
2.70%, 09/15/51 (Call 03/15/51)(a)	303	194,456
2.90%, 11/03/27 (Call 08/03/27)(a)	513	481,531
3.65%, 08/16/32 (Call 05/16/32)	390	358,164
3.88%, 03/15/39 (Call 09/15/38)	92	80,872
4.15%, 05/15/48 (Call 11/15/47)	444	377,043
4.60%, 02/08/27 (Call 01/08/27)	75	74,741
4.60%, 02/15/28 (Call 01/15/28)	575	573,959
4.60%, 02/08/29 (Call 01/08/29)	75	74,595
4.85%, 02/08/34 (Call 11/08/33)(a)	575	571,551
5.05%, 05/18/63 (Call 11/18/62)	35	33,477
5.15%, 02/08/54 (Call 08/08/53)(a)	75	74,314
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)	230	194,700
3.25%, 10/25/51 (Call 04/25/51)	355	269,107
3.88%, 04/22/27 (Call 03/22/27)	35	33,930
4.13%, 04/22/29 (Call 02/22/29)	100	96,681
4.25%, 04/22/32 (Call 01/22/32)	310	299,369
4.50%, 04/22/52 (Call 10/22/51)	290	278,813

		35,623,252

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	250	217,358
3.48%, 12/01/27 (Call 09/01/27)	209	195,815
3.84%, 05/01/25 (Call 04/01/25)	132	129,121
4.20%, 05/01/30 (Call 02/01/30)	280	263,242

		805,536

Software — 3.3%
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	725	674,854
2.30%, 02/01/30 (Call 11/01/29)	2,764	2,411,060
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	1,155	958,115
2.85%, 01/15/30 (Call 10/15/29)	177	156,903
3.50%, 06/15/27 (Call 03/15/27)	1,033	987,700
4.38%, 06/15/25 (Call 03/15/25)	368	363,802
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	20	16,757
3.40%, 06/27/26 (Call 03/27/26)	2,000	1,911,611
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	365	297,081
2.95%, 02/15/51 (Call 08/15/50)	365	242,561
Fidelity National Information Services Inc.
4.50%, 08/15/46 (Call 02/15/46)	17	13,934
5.10%, 07/15/32 (Call 04/15/32)(a)	530	529,678

Security	Par (000)	Value

Software (continued)
5.63%, 07/15/52 (Call 01/15/52)(a)	$125	$123,632
Fiserv Inc.
3.50%, 07/01/29 (Call 04/01/29)	15	13,793
4.40%, 07/01/49 (Call 01/01/49)	397	332,026
5.63%, 08/21/33 (Call 05/21/33)	20	20,225
Intuit Inc.
1.65%, 07/15/30 (Call 04/15/30)	140	114,799
5.20%, 09/15/33 (Call 06/15/33)	410	414,096
5.50%, 09/15/53 (Call 03/15/53)	200	206,244
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	1,846	1,747,479
2.50%, 09/15/50 (Call 03/15/50)(c)	27	17,131
2.53%, 06/01/50 (Call 12/01/49)	241	155,299
2.68%, 06/01/60 (Call 12/01/59)	347	219,133
2.92%, 03/17/52 (Call 09/17/51)	653	450,668
3.04%, 03/17/62 (Call 09/17/61)	190	129,200
3.13%, 11/03/25 (Call 08/03/25)	1,739	1,690,348
3.30%, 02/06/27 (Call 11/06/26)	1,731	1,672,051
3.40%, 06/15/27 (Call 03/15/27)(a)(c)	20	19,195
3.45%, 08/08/36 (Call 02/08/36)	503	443,090
3.50%, 02/12/35 (Call 08/12/34)	1,472	1,335,440
3.50%, 11/15/42	20	16,761
3.95%, 08/08/56 (Call 02/08/56)	355	298,823
4.00%, 02/12/55 (Call 08/12/54)(a)	505	438,076
4.10%, 02/06/37 (Call 08/06/36)	420	395,692
4.20%, 11/03/35 (Call 05/03/35)	110	106,303
4.25%, 02/06/47 (Call 08/06/46)(a)	260	239,489
4.45%, 11/03/45 (Call 05/03/45)	35	33,371
4.50%, 10/01/40	50	48,891
4.50%, 02/06/57 (Call 08/06/56)	170	160,566
5.30%, 02/08/41(a)	135	144,399
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)(a)	97	86,940
3.60%, 04/01/40 (Call 10/01/39)	185	142,835
3.60%, 04/01/50 (Call 10/01/49)	694	488,444
3.80%, 11/15/37 (Call 05/15/37)	97	79,782
3.85%, 07/15/36 (Call 01/15/36)	309	259,754
3.85%, 04/01/60 (Call 10/01/59)	612	425,144
3.90%, 05/15/35 (Call 11/15/34)	354	303,862
3.95%, 03/25/51 (Call 09/25/50)	554	412,914
4.00%, 07/15/46 (Call 01/15/46)	646	496,904
4.00%, 11/15/47 (Call 05/15/47)	468	357,813
4.10%, 03/25/61 (Call 09/25/60)	312	228,362
4.13%, 05/15/45 (Call 11/15/44)	341	269,405
4.30%, 07/08/34 (Call 01/08/34)	490	444,276
4.38%, 05/15/55 (Call 11/15/54)	412	322,834
4.50%, 07/08/44 (Call 01/08/44)	217	182,130
4.90%, 02/06/33 (Call 11/06/32)	95	91,729
5.38%, 07/15/40	501	479,173
5.55%, 02/06/53 (Call 08/06/52)	350	335,003
6.13%, 07/08/39	276	284,024
6.25%, 11/09/32 (Call 08/09/32)	630	665,230
6.50%, 04/15/38	329	351,384
6.90%, 11/09/52 (Call 05/09/52)	385	434,389
Roper Technologies Inc.
2.95%, 09/15/29 (Call 06/15/29)	6	5,371
3.80%, 12/15/26 (Call 09/15/26)	64	61,863
Salesforce Inc.
2.90%, 07/15/51 (Call 01/15/51)	348	231,472
3.70%, 04/11/28 (Call 01/11/28)	4,439	4,283,295
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	250	200,541

S C H E D U L E O F I N V E S T M E N T S	119

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
VMware LLC
3.90%, 08/21/27 (Call 05/21/27)	$517	$492,945
4.65%, 05/15/27 (Call 03/15/27)	82	80,268
4.70%, 05/15/30 (Call 02/15/30)	587	564,481
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	15	14,279
3.70%, 04/01/29 (Call 02/01/29)	470	439,274
3.80%, 04/01/32 (Call 01/01/32)	641	579,413

		33,645,809

Telecommunications — 3.9%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	50	43,817
4.38%, 07/16/42	85	73,567
4.38%, 04/22/49 (Call 10/22/48)	255	219,259
4.70%, 07/21/32 (Call 04/21/32)	215	206,232
6.13%, 11/15/37	85	89,251
6.13%, 03/30/40	340	355,816
6.38%, 03/01/35(a)	212	229,703
AT&T Inc.
3.30%, 02/01/52 (Call 08/01/51)(a)	340	230,579
3.50%, 09/15/53 (Call 03/15/53)	1,085	746,441
3.50%, 02/01/61 (Call 08/01/60)	205	136,826
3.55%, 09/15/55 (Call 03/15/55)	1,190	810,750
3.65%, 06/01/51 (Call 12/01/50)	465	332,568
3.65%, 09/15/59 (Call 03/15/59)	988	669,516
3.80%, 12/01/57 (Call 06/01/57)	1,008	711,259
3.85%, 06/01/60 (Call 12/01/59)(a)	207	146,169
4.10%, 02/15/28 (Call 11/15/27)	10	9,641
4.30%, 12/15/42 (Call 06/15/42)	320	270,175
4.35%, 03/01/29 (Call 12/01/28)	10	9,659
4.35%, 06/15/45 (Call 12/15/44)	172	143,904
4.50%, 05/15/35 (Call 11/15/34)	634	583,375
4.50%, 03/09/48 (Call 09/09/47)	261	218,070
4.55%, 03/09/49 (Call 09/09/48)	231	193,796
4.65%, 06/01/44 (Call 12/01/43)	27	23,219
4.75%, 05/15/46 (Call 11/15/45)	353	309,030
4.80%, 06/15/44 (Call 12/15/43)	117	103,415
4.85%, 03/01/39 (Call 09/01/38)	152	139,931
4.85%, 07/15/45 (Call 01/15/45)(a)	25	22,126
4.90%, 08/15/37 (Call 02/14/37)	78	72,928
5.15%, 03/15/42(a)	102	97,140
5.15%, 11/15/46 (Call 05/15/46)	215	199,028
5.15%, 02/15/50 (Call 08/14/49)	181	165,519
5.25%, 03/01/37 (Call 09/01/36)	408	396,086
5.35%, 09/01/40(a)	202	194,665
5.45%, 03/01/47 (Call 09/01/46)	160	155,463
5.55%, 08/15/41(a)	132	131,475
5.65%, 02/15/47 (Call 08/15/46)(a)	235	235,408
5.70%, 03/01/57 (Call 09/01/56)(a)	159	155,792
6.00%, 08/15/40 (Call 05/15/40)	88	90,211
6.30%, 01/15/38	125	132,133
6.38%, 03/01/41(a)	50	52,609
6.55%, 02/15/39	5	5,374
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52 (Call 02/15/52)	75	55,137
4.30%, 07/29/49 (Call 01/29/49)	28	23,042
4.46%, 04/01/48 (Call 10/01/47)	96	81,596
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	70	47,013
British Telecommunications PLC
5.13%, 12/04/28 (Call 09/04/28)(a)	397	399,035
9.63%, 12/15/30	1,301	1,591,061

Security	Par (000)	Value

Telecommunications (continued)
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	$469	$442,577
2.95%, 02/28/26	283	272,781
4.80%, 02/26/27 (Call 01/26/27)	200	200,046
4.85%, 02/26/29 (Call 01/26/29)	200	200,320
4.90%, 02/26/26	130	130,057
4.95%, 02/26/31 (Call 12/26/30)	150	150,127
5.05%, 02/26/34 (Call 11/26/33)	145	145,750
5.30%, 02/26/54 (Call 08/26/53)	195	197,327
5.35%, 02/26/64 (Call 08/26/63)	210	211,543
5.50%, 01/15/40(a)	619	639,040
5.90%, 02/15/39	612	656,760
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)(a)	220	180,972
5.45%, 11/15/79 (Call 05/19/79)	182	168,088
5.75%, 08/15/40	10	9,995
5.85%, 11/15/68 (Call 05/15/68)	23	22,628
Deutsche Telekom International Finance BV
8.75%, 06/15/30	345	406,847
9.25%, 06/01/32	10	12,620
Juniper Networks Inc.
3.75%, 08/15/29 (Call 05/15/29)	17	15,757
5.95%, 03/15/41	110	108,821
Koninklijke KPN NV, 8.38%, 10/01/30	969	1,129,480
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	55	45,294
4.60%, 02/23/28 (Call 11/23/27)	231	226,597
4.60%, 05/23/29 (Call 02/23/29)	127	123,462
5.50%, 09/01/44	30	28,511
5.60%, 06/01/32 (Call 03/01/32)	95	95,291
Nokia OYJ, 4.38%, 06/12/27(a)	805	771,515
Orange SA
5.38%, 01/13/42	215	211,457
5.50%, 02/06/44 (Call 08/06/43)	165	164,630
9.00%, 03/01/31	852	1,029,578
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)(a)	245	176,024
4.30%, 02/15/48 (Call 08/15/47)	158	126,231
4.35%, 05/01/49 (Call 11/01/48)(a)	273	219,263
4.50%, 03/15/43 (Call 09/15/42)	90	76,113
4.55%, 03/15/52 (Call 09/15/51)	155	127,920
5.00%, 03/15/44 (Call 09/15/43)	252	227,284
5.45%, 10/01/43 (Call 04/01/43)	165	157,801
7.50%, 08/15/38	237	272,536
Sprint Capital Corp., 8.75%, 03/15/32	200	241,683
Telefonica Emisiones SA
4.10%, 03/08/27	297	287,632
4.67%, 03/06/38	10	8,918
4.90%, 03/06/48	200	171,390
5.21%, 03/08/47	428	384,588
5.52%, 03/01/49 (Call 09/01/48)	150	139,929
7.05%, 06/20/36	526	579,555
Telefonica Europe BV, 8.25%, 09/15/30	324	367,746
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	987	924,655
3.70%, 09/15/27 (Call 06/15/27)	776	736,568
4.30%, 06/15/49 (Call 12/15/48)	37	30,065
4.60%, 11/16/48 (Call 05/16/48)(a)	229	195,690
T-Mobile USA Inc.
2.63%, 02/15/29 (Call 03/11/24)	5	4,441
2.88%, 02/15/31 (Call 02/15/26)	425	365,596

120	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.00%, 02/15/41 (Call 08/15/40)	$170	$122,684
3.30%, 02/15/51 (Call 08/15/50)	641	440,914
3.38%, 04/15/29 (Call 04/15/24)	80	73,478
3.40%, 10/15/52 (Call 04/15/52)	525	364,603
3.50%, 04/15/31 (Call 04/15/26)	780	697,992
3.60%, 11/15/60 (Call 05/15/60)	491	338,368
3.75%, 04/15/27 (Call 02/15/27)	15	14,379
3.88%, 04/15/30 (Call 01/15/30)	547	507,918
4.38%, 04/15/40 (Call 10/15/39)	255	223,527
4.50%, 04/15/50 (Call 10/15/49)	720	608,625
5.20%, 01/15/33 (Call 10/15/32)	67	66,571
5.65%, 01/15/53 (Call 07/15/52)	205	203,497
5.80%, 09/15/62 (Call 03/15/62)	160	161,982
Verizon Communications Inc.
2.36%, 03/15/32 (Call 12/15/31)	250	202,486
2.55%, 03/21/31 (Call 12/21/30)	360	303,288
2.88%, 11/20/50 (Call 05/20/50)	446	284,169
2.99%, 10/30/56 (Call 04/30/56)	733	455,667
3.00%, 11/20/60 (Call 05/20/60)(a)	362	219,757
3.15%, 03/22/30 (Call 12/22/29)	43	38,494
3.55%, 03/22/51 (Call 09/22/50)	650	471,991
3.70%, 03/22/61 (Call 09/22/60)	688	489,374
3.85%, 11/01/42 (Call 05/01/42)	138	110,991
3.88%, 02/08/29 (Call 11/08/28)(a)	22	20,902
4.00%, 03/22/50 (Call 09/22/49)	66	52,051
4.02%, 12/03/29 (Call 09/03/29)	74	70,239
4.13%, 03/16/27	104	101,145
4.13%, 08/15/46	255	208,696
4.27%, 01/15/36	770	698,969
4.33%, 09/21/28	11	10,679
4.40%, 11/01/34 (Call 05/01/34)	478	444,291
4.50%, 08/10/33	518	488,124
4.52%, 09/15/48	340	297,490
4.67%, 03/15/55	265	233,714
4.75%, 11/01/41	146	134,358
4.81%, 03/15/39	338	315,236
4.86%, 08/21/46(a)	612	561,829
5.01%, 04/15/49(a)	95	92,350
5.01%, 08/21/54	255	236,367
5.05%, 05/09/33 (Call 02/09/33)(a)	85	84,150
5.25%, 03/16/37	832	829,439
5.50%, 03/16/47(a)	282	283,844
5.85%, 09/15/35	95	99,206
6.40%, 09/15/33	75	80,613
6.55%, 09/15/43	270	300,772
7.75%, 12/01/30	25	28,521
Vodafone Group PLC
4.25%, 09/17/50	361	284,375
4.38%, 05/30/28(a)	260	255,544
4.38%, 02/19/43	317	266,846
4.88%, 06/19/49	366	316,807
5.00%, 05/30/38(a)	95	91,510
5.25%, 05/30/48(a)	245	227,245
6.15%, 02/27/37	378	394,521
6.25%, 11/30/32	153	162,427
7.88%, 02/15/30	462	523,826

		39,725,149

Toys, Games & Hobbies — 0.2%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)(a)	547	513,254
3.55%, 11/19/26 (Call 09/19/26)	1,282	1,215,760

Security	Par (000)	Value

Toys, Games & Hobbies (continued)
3.90%, 11/19/29 (Call 08/19/29)	$775	$711,119
Mattel Inc., 5.45%, 11/01/41 (Call 05/01/41)	30	27,221

		2,467,354

Transportation — 2.0%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	229	155,118
3.55%, 02/15/50 (Call 08/15/49)	298	224,449
3.90%, 08/01/46 (Call 02/01/46)	145	116,699
4.05%, 06/15/48 (Call 12/15/47)	190	156,708
4.13%, 06/15/47 (Call 12/15/46)	185	154,711
4.15%, 12/15/48 (Call 06/15/48)	189	157,430
4.40%, 03/15/42 (Call 09/15/41)	10	8,888
4.70%, 09/01/45 (Call 03/01/45)	63	57,571
4.90%, 04/01/44 (Call 10/01/43)	15	14,153
4.95%, 09/15/41 (Call 03/15/41)	58	55,276
5.05%, 03/01/41 (Call 09/01/40)	40	38,783
5.20%, 04/15/54 (Call 10/15/53)	15	14,658
5.40%, 06/01/41 (Call 12/01/40)(a)	20	20,128
5.75%, 05/01/40 (Call 11/01/39)	41	42,855
6.15%, 05/01/37	25	27,274
6.20%, 08/15/36	15	16,394
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	330	205,768
3.20%, 08/02/46 (Call 02/02/46)	365	270,571
3.65%, 02/03/48 (Call 08/03/47)	406	321,577
4.45%, 01/20/49 (Call 07/20/48)	255	227,752
5.85%, 11/01/33 (Call 08/01/33)	55	58,373
6.20%, 06/01/36	208	226,649
6.25%, 08/01/34	187	204,197
6.38%, 11/15/37(a)	162	177,375
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	152	128,095
3.10%, 12/02/51 (Call 06/02/51)	495	336,707
4.20%, 11/15/69 (Call 05/15/69)	170	133,001
4.80%, 09/15/35 (Call 03/15/35)	53	50,704
4.80%, 08/01/45 (Call 02/01/45)	175	158,366
5.95%, 05/15/37	31	32,040
6.13%, 09/15/2115 (Call 03/15/2115)	149	156,607
7.13%, 10/15/31(a)	32	35,750
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	1,700	1,638,934
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	191	165,783
2.60%, 11/01/26 (Call 08/01/26)	60	56,584
3.35%, 09/15/49 (Call 03/15/49)	166	118,886
3.80%, 11/01/46 (Call 05/01/46)	188	148,028
3.80%, 04/15/50 (Call 10/15/49)	96	74,551
3.95%, 05/01/50 (Call 11/01/49)	204	163,021
4.10%, 03/15/44 (Call 09/15/43)	181	152,174
4.25%, 03/15/29 (Call 12/15/28)	468	455,841
4.25%, 11/01/66 (Call 05/01/66)	237	188,806
4.30%, 03/01/48 (Call 09/01/47)	250	213,248
4.40%, 03/01/43 (Call 09/01/42)	39	34,572
4.50%, 03/15/49 (Call 09/15/48)	163	142,279
4.50%, 08/01/54 (Call 02/01/54)	115	100,051
4.65%, 03/01/68 (Call 09/01/67)	50	42,971
4.75%, 05/30/42 (Call 11/30/41)	149	137,212
4.75%, 11/15/48 (Call 05/15/48)	119	108,318
5.50%, 04/15/41 (Call 10/15/40)	133	134,204
6.00%, 10/01/36	56	59,591
6.15%, 05/01/37	145	157,085

S C H E D U L E O F I N V E S T M E N T S	121

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
6.22%, 04/30/40	$115	$124,600
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	44	39,914
3.88%, 08/01/42	82	65,098
3.90%, 02/01/35	35	30,808
4.05%, 02/15/48 (Call 08/15/47)	192	150,939
4.10%, 04/15/43	62	50,524
4.10%, 02/01/45	137	109,784
4.25%, 05/15/30 (Call 02/15/30)(a)	59	56,304
4.40%, 01/15/47 (Call 07/15/46)	143	118,612
4.55%, 04/01/46 (Call 10/01/45)	299	254,657
4.75%, 11/15/45 (Call 05/15/45)	303	265,195
4.90%, 01/15/34	39	37,876
4.95%, 10/17/48 (Call 04/17/48)	87	78,328
5.10%, 01/15/44	168	155,335
5.25%, 05/15/50 (Call 11/15/49)(a)	313	295,354
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)(a)	173	152,032
2.90%, 08/25/51 (Call 02/25/51)	190	122,172
3.16%, 05/15/55 (Call 11/15/54)	120	78,610
3.40%, 11/01/49 (Call 05/01/49)	159	115,426
3.65%, 08/01/25 (Call 06/01/25)(a)	58	56,730
3.70%, 03/15/53 (Call 09/15/52)	60	44,616
3.80%, 08/01/28 (Call 05/01/28)	275	263,089
3.94%, 11/01/47 (Call 05/01/47)	284	224,327
3.95%, 10/01/42 (Call 04/01/42)	178	145,971
4.05%, 08/15/52 (Call 02/15/52)	355	282,890
4.10%, 05/15/49 (Call 11/15/48)	129	104,755
4.10%, 05/15/2121 (Call 11/15/2120)	95	68,558
4.15%, 02/28/48 (Call 08/28/47)	228	188,439
4.45%, 06/15/45 (Call 12/15/44)	143	123,127
4.65%, 01/15/46 (Call 07/15/45)	123	108,956
4.84%, 10/01/41	233	217,107
5.05%, 08/01/30 (Call 06/01/30)	90	89,875
5.10%, 12/31/49 (Call 02/01/2118)	10	8,688
7.80%, 05/15/27(a)	30	32,513
Ryder System Inc.
2.85%, 03/01/27 (Call 02/01/27)	25	23,379
2.90%, 12/01/26 (Call 10/01/26)	319	299,727
4.63%, 06/01/25 (Call 05/01/25)	170	168,397
5.25%, 06/01/28 (Call 05/01/28)(a)	345	345,521
5.30%, 03/15/27 (Call 02/15/27)	75	75,098
5.38%, 03/15/29 (Call 02/15/29)	100	99,890
5.65%, 03/01/28 (Call 02/01/28)	530	538,806
6.30%, 12/01/28 (Call 11/01/28)	500	521,011
6.60%, 12/01/33 (Call 09/01/33)	455	487,166
Union Pacific Corp.
2.95%, 03/10/52 (Call 09/10/51)	130	86,912
2.97%, 09/16/62 (Call 03/16/62)	210	129,900
3.25%, 02/05/50 (Call 08/05/49)	392	282,754
3.35%, 08/15/46 (Call 02/15/46)	88	63,543
3.38%, 02/01/35 (Call 08/01/34)	85	72,548
3.50%, 02/14/53 (Call 08/14/52)	230	171,049
3.55%, 05/20/61 (Call 11/20/60)	80	57,040
3.75%, 02/05/70 (Call 08/05/69)	158	115,477
3.80%, 10/01/51 (Call 04/01/51)	311	245,234
3.80%, 04/06/71 (Call 10/06/70)	203	148,592
3.84%, 03/20/60 (Call 09/20/59)	280	212,302
3.85%, 02/14/72 (Call 08/14/71)	107	79,270
3.88%, 02/01/55 (Call 08/01/54)	203	157,552
3.95%, 08/15/59 (Call 02/15/59)	193	149,699

Security	Par (000)	Value

Transportation (continued)
4.00%, 04/15/47 (Call 10/15/46)	$148	$120,303
4.05%, 11/15/45 (Call 05/15/45)	77	63,092
4.05%, 03/01/46 (Call 09/01/45)	180	148,193
4.10%, 09/15/67 (Call 03/15/67)(a)	176	138,267
4.30%, 03/01/49 (Call 09/01/48)	233	197,488
4.50%, 09/10/48 (Call 03/10/48)	248	217,451
6.63%, 02/01/29	28	30,260
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	20	17,839
3.40%, 03/15/29 (Call 12/15/28)	122	115,128
3.40%, 11/15/46 (Call 05/15/46)	125	95,486
3.40%, 09/01/49 (Call 03/01/49)(a)	287	214,369
3.63%, 10/01/42	86	69,582
3.75%, 11/15/47 (Call 05/15/47)	376	297,409
4.25%, 03/15/49 (Call 09/15/48)	281	241,508
4.45%, 04/01/30 (Call 01/01/30)(a)	87	85,506
4.88%, 11/15/40 (Call 05/15/40)	303	290,397
5.20%, 04/01/40 (Call 10/01/39)	150	149,065
5.30%, 04/01/50 (Call 10/01/49)	240	240,653
6.20%, 01/15/38	709	775,339

		20,576,177

Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)(a)	100	64,268
3.25%, 03/30/25 (Call 12/30/24)(a)	93	90,674
3.25%, 09/15/26 (Call 06/15/26)	20	19,060
3.50%, 03/15/28 (Call 12/15/27)(a)	29	27,197
3.50%, 06/01/32 (Call 03/01/32)	55	47,558
3.85%, 03/30/27 (Call 12/30/26)	48	46,046
4.55%, 11/07/28 (Call 08/07/28)(a)	78	76,162
4.70%, 04/01/29 (Call 01/01/29)(a)	53	51,814
4.90%, 03/15/33 (Call 12/15/32)	180	171,904
5.20%, 03/15/44 (Call 09/15/43)(a)	92	83,969
5.40%, 03/15/27 (Call 02/15/27)	25	25,047
5.45%, 09/15/33 (Call 06/15/33)	110	109,548
6.05%, 03/15/34 (Call 12/15/33)	190	194,504
6.90%, 05/01/34 (Call 02/01/34)	100	108,755

		1,116,506

Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27 (Call 12/20/26)	120	108,820

Water — 0.2%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	106	92,778
3.45%, 06/01/29 (Call 03/01/29)	127	118,062
3.45%, 05/01/50 (Call 11/01/49)	298	217,950
3.75%, 09/01/28 (Call 06/01/28)	89	84,430
3.75%, 09/01/47 (Call 03/01/47)	91	70,626
4.00%, 12/01/46 (Call 06/01/46)	205	165,855
4.15%, 06/01/49 (Call 12/01/48)	238	196,721
4.20%, 09/01/48 (Call 03/01/48)	307	257,815
4.30%, 12/01/42 (Call 06/01/42)	87	75,966
4.30%, 09/01/45 (Call 03/01/45)	115	98,114
6.59%, 10/15/37	192	215,588
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	89	76,594
3.35%, 04/15/50 (Call 10/15/49)	209	144,491
3.57%, 05/01/29 (Call 02/01/29)	89	82,507
4.28%, 05/01/49 (Call 11/01/48)(a)	366	294,852
5.30%, 05/01/52 (Call 11/01/51)	177	164,374

122	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Water (continued)
5.38%, 01/15/34 (Call 10/15/33)	$50	$49,123
United Utilities PLC, 6.88%, 08/15/28	55	58,262

		2,464,108

Total Long-Term Investments — 98.5% (Cost: $1,108,705,152)		1,005,099,502

	Shares

Short-Term Securities

Money Market Funds — 8.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(d)(e)(f)	83,503,433	83,545,184
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(d)(e)	860,000	860,000

Total Short-Term Securities — 8.3% (Cost: $84,376,156)		84,405,184

Total Investments — 106.8% (Cost: $1,193,081,308)		1,089,504,686

Liabilities in Excess of Other Assets — (6.8)%		(69,071,521)

Net Assets — 100.0%		$1,020,433,165

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$85,290,166	$—	$(1,733,262	)(a)	$(6,148)	$(5,572)	$83,545,184	83,503,433	$404,219	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	13,040,000	—	(12,180,000	)(a)	—	—	860,000	860,000	175,837		—

					$(6,148)	$(5,572)	$84,405,184		$580,056		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	123

Schedule of Investments (continued) February 29, 2024	iShares® ESG Aware USD Corporate Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,005,099,502	$—	$1,005,099,502
Short-Term Securities
Money Market Funds	84,405,184	—	—	84,405,184

	$84,405,184	$1,005,099,502	$—	$1,089,504,686

See notes to financial statements.

124	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

February 29, 2024

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF	iShares ESG Aware U.S. Aggregate Bond ETF	iShares ESG Aware USD Corporate Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$852,759,963	$3,526,877,168	$1,005,099,502
Investments, at value — affiliated(c)	41,084,469	248,990,586	84,405,184
Cash	7,437	—	2,853
Receivables:
Investments sold	29,373,962	40,377,047	17,478,826
Securities lending income — affiliated	10,313	11,657	28,654
TBA sales commitments	—	14,107,235	—
Capital shares sold	—	674,287	18,566
Dividends — affiliated	3,993	912,491	6,057
Interest — unaffiliated	7,944,307	24,096,784	12,212,174

Total assets	931,184,444	3,856,047,255	1,119,251,816

LIABILITIES
Bank overdraft	—	1,572	—
Collateral on securities loaned, at value	39,742,708	42,373,063	83,560,913
TBA sales commitments, at value(d)	—	14,146,274	—
Payables:
Investments purchased	26,011,673	239,274,655	15,111,801
Capital shares redeemed	—	44,097	—
Investment advisory fees	82,328	267,670	145,937

Total liabilities	65,836,709	296,107,331	98,818,651

Commitments and contingent liabilities

NET ASSETS	$865,347,735	$3,559,939,924	$1,020,433,165

NET ASSETS CONSIST OF
Paid-in capital	$914,361,448	$3,883,865,089	$1,159,832,295
Accumulated loss	(49,013,713)	(323,925,165)	(139,399,130)

NET ASSETS	$865,347,735	$3,559,939,924	$1,020,433,165

NET ASSET VALUE
Shares outstanding	35,500,000	76,100,000	44,800,000

Net asset value	$24.38	$46.78	$22.78

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — unaffiliated	$877,532,943	$3,799,652,715	$1,108,705,152
(b) Securities loaned, at value	$37,434,866	$33,179,615	$80,785,652
(c) Investments, at cost — affiliated	$41,070,813	$248,894,392	$84,376,156
(d) Proceeds from TBA sales commitments	$—	$14,107,235	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	125

Statements of Operations

Year Ended February 29, 2024

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF	iShares ESG Aware U.S. Aggregate Bond ETF	iShares ESG Aware USD Corporate Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$100,288	$11,990,975	$175,837
Interest — unaffiliated	26,671,866	100,273,311	44,632,834
Securities lending income — affiliated — net	159,855	173,241	404,219
Other income — unaffiliated	285	2,156	1,962

Total investment income	26,932,294	112,439,683	45,214,852

EXPENSES
Investment advisory	1,047,722	3,082,497	1,914,859
Interest expense	154	2,978	33

Total expenses	1,047,876	3,085,475	1,914,892

Less:
Investment advisory fees waived	—	(199,363)	—

Total expenses after fees waived	1,047,876	2,886,112	1,914,892

Net investment income	25,884,418	109,553,571	43,299,960

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(12,557,852)	(25,261,259)	(16,051,017)
Investments — affiliated	4,955	10,720	(6,148)
Capital gain distributions from underlying funds — affiliated	—	189	—
In-kind redemptions — unaffiliated(a)	(3,126,282)	(106,505)	(12,007,299)

	(15,679,179)	(25,356,855)	(28,064,464)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	37,057,070	15,135,257	50,856,271
Investments — affiliated	(15,401)	2,139	(5,572)

	37,041,669	15,137,396	50,850,699

Net realized and unrealized gain (loss)	21,362,490	(10,219,459)	22,786,235

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,246,908	$99,334,112	$66,086,195

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

126	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF		iShares ESG Aware U.S. Aggregate Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/29/24	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$25,884,418	$17,407,822	$109,553,571	$48,605,484
Net realized loss	(15,679,179)	(21,180,421)	(25,356,855)	(40,146,317)
Net change in unrealized appreciation (depreciation)	37,041,669	(31,818,122)	15,137,396	(217,929,876)

Net increase (decrease) in net assets resulting from operations	47,246,908	(35,590,721)	99,334,112	(209,470,709)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(25,633,094)	(17,369,925)	(104,458,748)	(44,953,799)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(59,757,531)	(75,635,527)	1,164,614,155	669,010,992

NET ASSETS
Total increase (decrease) in net assets	(38,143,717)	(128,596,173)	1,159,489,519	414,586,484
Beginning of year	903,491,452	1,032,087,625	2,400,450,405	1,985,863,921

End of year	$865,347,735	$903,491,452	$3,559,939,924	$2,400,450,405

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	127

Statements of Changes in Net Assets (continued)

	iShares ESG Aware USD Corporate Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$43,299,960	$28,089,619
Net realized loss	(28,064,464)	(46,232,160)
Net change in unrealized appreciation (depreciation)	50,850,699	(98,756,993)

Net increase (decrease) in net assets resulting from operations	66,086,195	(116,899,534)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(43,445,842)	(26,535,411)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(142,110,104)	385,322,539

NET ASSETS
Total increase (decrease) in net assets	(119,469,751)	241,887,594
Beginning of year	1,139,902,916	898,015,322

End of year	$1,020,433,165	$1,139,902,916

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

128	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20

Net asset value, beginning of year	$23.78	$25.11	$26.05	$25.74	$24.72

Net investment income(a)	0.71	0.44	0.27	0.44	0.70
Net realized and unrealized gain (loss)(b)	0.59	(1.33)	(0.88)	0.35	1.02

Net increase (decrease) from investment operations	1.30	(0.89)	(0.61)	0.79	1.72

Distributions(c)
From net investment income	(0.70)	(0.44)	(0.29)	(0.47)	(0.70)
From net realized gain	—	—	(0.04)	(0.01)	—

Total distributions	(0.70)	(0.44)	(0.33)	(0.48)	(0.70)

Net asset value, end of year	$24.38	$23.78	$25.11	$26.05	$25.74

Total Return(d)
Based on net asset value	5.58%	(3.58)%	(2.33)%	3.07%	7.07%

Ratios to Average Net Assets(e)
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%

Net investment income	2.96%	1.83%	1.06%	1.68%	2.75%

Supplemental Data
Net assets, end of year (000)	$865,348	$903,491	$1,032,088	$652,486	$271,577

Portfolio turnover rate(f)	31%	30%	37%	38%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	129

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Aware U.S. Aggregate Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20

Net asset value, beginning of year	$46.88	$53.10	$55.22	$55.42	$51.25

Net investment income(a)	1.66	1.12	0.62	0.74	1.44
Net realized and unrealized gain (loss)(b)	(0.17)	(6.31)	(2.15)	0.04	4.38

Net increase (decrease) from investment operations	1.49	(5.19)	(1.53)	0.78	5.82

Distributions(c)
From net investment income	(1.59)	(1.03)	(0.59)	(0.87)	(1.48)
From net realized gain	—	—	—	(0.11)	(0.17)

Total distributions	(1.59)	(1.03)	(0.59)	(0.98)	(1.65)

Net asset value, end of year	$46.78	$46.88	$53.10	$55.22	$55.42

Total Return(d)
Based on net asset value	3.22%	(9.81)%	(2.78)%	1.39%	11.52%

Ratios to Average Net Assets(e)
Total expenses	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.09%	0.09%	0.09%	0.08%	0.09%

Net investment income	3.55%	2.31%	1.13%	1.32%	2.69%

Supplemental Data
Net assets, end of year (000)	$3,559,940	$2,400,450	$1,985,864	$1,121,045	$221,686

Portfolio turnover rate(f)(g)	156%	158%	234%	384%	266%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.
(g)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

130	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Aware USD Corporate Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20

Net asset value, beginning of year	$22.42	$25.84	$27.42	$27.30	$24.31

Net investment income(a)	0.91	0.71	0.54	0.58	0.82
Net realized and unrealized gain (loss)(b)	0.37	(3.46)	(1.51)	0.14	2.97

Net increase (decrease) from investment operations	1.28	(2.75)	(0.97)	0.72	3.79

Distributions(c)
From net investment income	(0.92)	(0.67)	(0.56)	(0.60)	(0.80)
From net realized gain	—	—	(0.05)	—	—

Total distributions	(0.92)	(0.67)	(0.61)	(0.60)	(0.80)

Net asset value, end of year	$22.78	$22.42	$25.84	$27.42	$27.30

Total Return(d)
Based on net asset value	5.82%	(10.71)%	(3.60)%	2.64%	15.85%

Ratios to Average Net Assets(e)
Total expenses	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	4.07%	3.05%	2.00%	2.08%	3.14%

Supplemental Data
Net assets, end of year (000)	$1,020,433	$1,139,903	$898,015	$827,938	$126,955

Portfolio turnover rate(f)	19%	23%	17%	25%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	131

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

ESG Aware 1-5 Year USD Corporate Bond	Diversified
ESG Aware U.S. Aggregate Bond	Diversified
ESG Aware USD Corporate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g.,

132	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

N O T E S T O F I N A N C I A L S T A T E M E N T S	133

Notes to Financial Statements (continued)

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

134	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

ESG Aware 1-5 Year USD Corporate Bond
Barclays Bank PLC	$13,407,575	$(13,407,575)	$—		$—
BMO Capital Markets Corp.	1,235,264	(1,235,264)	—		—
BNP Paribas SA	154,072	(154,072)	—		—
BofA Securities, Inc.	1,609,958	(1,609,958)	—		—
Citigroup Global Markets, Inc.	998,204	(998,204)	—		—
J.P. Morgan Securities LLC	8,672,627	(8,672,627)	—		—
Jefferies LLC	356,477	(356,477)	—		—
Mizuho Securities USA LLC	3,059	(3,059)	—		—
Morgan Stanley	6,050,776	(6,050,776)	—		—
RBC Capital Markets LLC	2,668,557	(2,668,557)	—		—
Scotia Capital (USA), Inc.	374,394	(374,394)	—		—
State Street Bank & Trust Co.	1,089,469	(1,089,469)	—		—
Wells Fargo Securities LLC	814,434	(814,434)	—		—

	$37,434,866	$(37,434,866)	$—		$—

ESG Aware U.S. Aggregate Bond
Barclays Capital, Inc.	$887,649	$(887,649)	$—		$—
BMO Capital Markets Corp.	96,520	(96,520)	—		—
BNP Paribas SA	1,342,448	(1,342,448)	—		—
BofA Securities, Inc.	807,747	(807,747)	—		—
Citigroup Global Markets, Inc.	10,371,783	(10,371,783)	—		—
Goldman Sachs & Co. LLC	9,062,973	(9,062,973)	—		—
J.P. Morgan Securities LLC	7,872,691	(7,872,691)	—		—
Jefferies LLC	206,109	(206,109)	—		—
Mizuho Securities USA LLC	264,082	(264,082)	—		—
Morgan Stanley	1,347,389	(1,347,389)	—		—
Pershing LLC	87,707	(87,707)	—		—
RBC Capital Markets LLC	137,432	(137,432)	—		—
Scotia Capital (USA), Inc.	354,404	(354,404)	—		—
TD Securities (USA) LLC	88,527	(88,527)	—		—
Toronto-Dominion Bank (The)	80,928	(80,928)	—		—
UBS Securities LLC	86,169	(86,169)	—		—
Wells Fargo Bank N.A.	36,452	(36,452)	—		—
Wells Fargo Securities LLC	48,605	(48,605)	—		—

	$33,179,615	$(33,179,615)	$—		$—

ESG Aware USD Corporate Bond
Barclays Bank PLC	$18,873,976	$(18,873,976)	$—		$—
BMO Capital Markets Corp.	2,023,236	(2,023,236)	—		—
BNP Paribas SA	1,355,439	(1,355,439)	—		—
BofA Securities, Inc.	7,405,499	(7,405,499)	—		—
Citigroup Global Markets, Inc.	3,136,202	(3,136,202)	—		—
J.P. Morgan Securities LLC	22,512,004	(22,512,004)	—		—
Jefferies LLC	2,209,939	(2,209,939)	—		—
Mizuho Securities USA LLC	130,830	(130,830)	—		—
Morgan Stanley	9,177,511	(9,177,511)	—		—
Pershing LLC	1,915,286	(1,915,286)	—		—
RBC Capital Markets LLC	3,867,085	(3,867,085)	—		—
Scotia Capital (USA), Inc.	1,885,143	(1,885,143)	—		—
State Street Bank & Trust Co.	3,445,774	(3,445,774)	—		—
TD Securities (USA) LLC	112,582	(112,582)	—		—
Toronto-Dominion Bank (The)	228,964	(228,964)	—		—
UBS Securities LLC	18,939	(18,939)	—		—
Wells Fargo Bank N.A.	270,098	(270,098)	—		—
Wells Fargo Securities LLC	2,217,145	(2,217,145)	—		—

	$80,785,652	$(80,785,652)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	135

Notes to Financial Statements (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

ESG Aware 1-5 Year USD Corporate Bond	0.12%
ESG Aware U.S. Aggregate Bond	0.10
ESG Aware USD Corporate Bond	0.18

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares ESG Aware U.S. Aggregate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended February 29, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived

ESG Aware U.S. Aggregate Bond	$199,363

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Prior to January 08, 2024 (date of conversion for iShares ESG Aware U.S. Aggregate Bond ETF and iShares ESG Aware USD Corporate Bond ETF), ETF Services were performed by State Street Bank and Trust Company.

Prior to January 26, 2024 (date of conversion for iShares ESG Aware 1-5 Year USD Corporate Bond ETF), ETF Services were performed by State Street Bank and Trust Company.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

136	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 29, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

ESG Aware 1-5 Year USD Corporate Bond	$45,108
ESG Aware U.S. Aggregate Bond	40,815
ESG Aware USD Corporate Bond	110,922

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

6.	PURCHASES AND SALES

For the year ended February 29, 2024, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

ESG Aware 1-5 Year USD Corporate Bond	$—	$—	$268,020,578	$270,481,268
ESG Aware U.S. Aggregate Bond	4,922,482,614	4,626,516,111	160,889,012	146,500,348
ESG Aware USD Corporate Bond	24,837	—	205,912,998	204,053,763

For the year ended February 29, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

ESG Aware 1-5 Year USD Corporate Bond	$44,925,069	$103,524,771
ESG Aware U.S. Aggregate Bond	894,543,881	61,101,059
ESG Aware USD Corporate Bond	297,300,870	435,898,278

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 29, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)

ESG Aware 1-5 Year USD Corporate Bond	$(3,126,282)	$3,126,282
ESG Aware U.S. Aggregate Bond	(106,505)	106,505
ESG Aware USD Corporate Bond	(12,074,979)	12,074,979

N O T E S T O F I N A N C I A L S T A T E M E N T S	137

Notes to Financial Statements (continued)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/29/24	Year Ended 02/28/23

ESG Aware 1-5 Year USD Corporate Bond
Ordinary income	$25,633,094	$17,369,925

ESG Aware U.S. Aggregate Bond
Ordinary income	$104,458,748	$44,953,799

ESG Aware USD Corporate Bond
Ordinary income	$43,445,842	$26,535,411

As of February 29, 2024, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total

ESG Aware 1-5 Year USD Corporate Bond	$2,550,339	$(26,221,063)	$(25,342,989)	$(49,013,713)
ESG Aware U.S. Aggregate Bond	11,188,155	(61,858,536)	(273,254,784)	(323,925,165)
ESG Aware USD Corporate Bond	3,673,340	(38,466,047)	(104,606,423)	(139,399,130)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and TBA transactions.

As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ESG Aware 1-5 Year USD Corporate Bond	$919,187,421	$3,263,692	$(28,606,681)	$(25,342,989)
ESG Aware U.S. Aggregate Bond	4,049,083,499	10,013,435	(283,268,219)	(273,254,784)
ESG Aware USD Corporate Bond	1,194,111,109	3,085,031	(107,691,454)	(104,606,423)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

138	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	139

Notes to Financial Statements (continued)

Transactions in capital shares were as follows:

	Year Ended 02/29/24		Year Ended 02/28/23

iShares ETF	Shares	Amount	Shares	Amount

ESG Aware 1-5 Year USD Corporate Bond
Shares sold	1,900,000	$45,696,459	6,700,000	$159,782,463
Shares redeemed	(4,400,000)	(105,453,990)	(9,800,000)	(235,417,990)

	(2,500,000)	$(59,757,531)	(3,100,000)	$(75,635,527)

ESG Aware U.S. Aggregate Bond
Shares sold	26,700,000	$1,247,309,890	17,500,000	$847,365,803
Shares redeemed	(1,800,000)	(82,695,735)	(3,700,000)	(178,354,811)

	24,900,000	$1,164,614,155	13,800,000	$669,010,992

ESG Aware USD Corporate Bond
Shares sold	13,550,000	$303,922,392	24,550,000	$572,972,570
Shares redeemed	(19,600,000)	(446,032,496)	(8,450,000)	(187,650,031)

	(6,050,000)	$(142,110,104)	16,100,000	$385,322,539

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

140	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of each of the three funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 29, 2024, the related statements of operations for the year ended February 29, 2024, the statements of changes in net assets for each of the two years in the period ended February 29, 2024, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 29, 2024 and each of the financial highlights for each of the five years in the period ended February 29, 2024 in conformity with accounting principles generally accepted in the United States of America.

 iShares ESG Aware 1-5 Year USD Corporate Bond ETF

 iShares ESG Aware U.S. Aggregate Bond ETF

 iShares ESG Aware USD Corporate Bond ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 19, 2024

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	141

Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 29, 2024:

iShares ETF	Federal Obligation Interest

ESG Aware 1-5 Year USD Corporate Bond	$15,703
ESG Aware U.S. Aggregate Bond	36,941,805
ESG Aware USD Corporate Bond	27,483

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 29, 2024:

iShares ETF	Interest Dividends

ESG Aware 1-5 Year USD Corporate Bond	$26,015,002
ESG Aware U.S. Aggregate Bond	109,538,785
ESG Aware USD Corporate Bond	43,087,912

The Funds hereby designate the following amount(s), or maximum amount(s) allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 29, 2024:

iShares ETF	Interest-Related Dividends

ESG Aware 1-5 Year USD Corporate Bond	$20,910,400
ESG Aware U.S. Aggregate Bond	101,341,139
ESG Aware USD Corporate Bond	36,044,115

142	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares ESG Aware 1-5 Year USD Corporate Bond ETF, iShares ESG Aware U.S. Aggregate Bond ETF and iShares ESG Aware USD Corporate Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	143

Supplemental Information (unaudited)

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

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Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 401 funds as of February 29, 2024. With the exception of Robert S. Kapito and Aaron Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (1957)	Trustee (since 2009).	President, of BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (1955)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (1956)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (1954)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

Cecilia H. Herbert (1949)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and Personnel Committee (since 2022); Member of the Wyoming State Investment Funds Committee (since 2022); Director of the Jackson Hole Center for the Arts (since 2021); Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (1959)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	145

Trustee and Officer Information (unaudited) (continued)

Independent Trustees (continued)

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Martinez (1961)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (1964)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years

Dominik Rohé (1973)	President (since 2023).	Managing Director, BlackRock, Inc. (since 2005); Head of Americas ETF and Index Investments (since 2023); Head of Latin America (2019-2023).

Trent Walker (1974)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Aaron Wasserman (1974)	Chief Compliance Officer (iShares, Inc. and iShares Trust, since 2023; iShares U.S. ETF Trust, since 2023).	Managing Director of BlackRock, Inc. (since 2018); Chief Compliance Officer of the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (since 2023); Deputy Chief Compliance Officer for the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (2014-2023).

Marisa Rolland (1980)	Secretary (since 2022).	Managing Director, of BlackRock, Inc. (since 2023); Director, of BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (1982)	Executive Vice President (since 2022).	Managing Director, of BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering of BlackRock, Inc. (since 2021); Co-Head of EII’s Americas Portfolio Engineering of BlackRock, Inc. (2020-2021); Head of Developed Markets Portfolio Engineering of BlackRock, Inc. (2016-2019).

Jennifer Hsui (1976)	Executive Vice President (since 2022).	Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).

James Mauro (1970)	Executive Vice President (since 2022).	Managing Director, of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management of BlackRock, Inc. (since 2020).

Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer.

Effective February 1, 2024, Salim Ramji resigned as Trustee of the Trust.

Effective March 5, 2024, Stephen Cohen replaced Salim Ramji as Trustee of the Trust.

Effective March 5, 2024, Dominik Rohé resigned as President of the Trust.

Effective March 5, 2024, Jessica Tan replaced Dominik Rohé as President of the Trust.

Effective April 8, 2024, Laura Fergerson was appointed as Trustee of the Trust.

Effective April 8, 2024, James Lam was appointed as Trustee of the Trust.

146	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	147

Glossary of Terms Used in this Report

Portfolio Abbreviation

BAB	Build America Bond

CMT	Constant Maturity Treasury

GO	General Obligation

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

SCA	Svenska Celluosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

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Want to know more?

iShares.com  |  1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-209-0224

FEBRUARY 29, 2024

2024 Annual Report

iShares Trust

•	iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of February 29, 2024
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	13.93%	30.45%
U.S. small cap equities (Russell 2000® Index)	8.97	10.05
International equities (MSCI Europe, Australasia, Far East Index)	9.23	14.41
Emerging market equities (MSCI Emerging Markets Index)	4.93	8.73
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	5.22
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.58	0.69
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.35	3.33
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	4.33	5.42
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	11.01
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Bond Market Overview

U.S. investment-grade bonds produced a gain of 3.33% during the 12 months ended February 29, 2024 (the “reporting period”), as measured by the Bloomberg U.S. Aggregate Bond Index. Income made a sizable contribution to performance, and strength in credit-oriented market segments provided an additional boost to returns.

The 12-month gain for the index belies the challenging environment for the bond market through the first eight months of the period. During this time, yields drifted steadily higher (as prices fell) in response to better-than-expected economic growth and continued interest rate increases by the U.S. Federal Reserve (Fed). The Fed raised rates by a quarter-point at its meetings in March, May, and July 2023, moving its benchmark fed funds rate to a range of 5.25%—5.50%. Although the Fed’s aggressive actions contributed to a decline in inflation, U.S. economic growth remained robust behind persistent strength in the labor market. This trend gave rise to expectations that the central bank would need to keep rates “higher for longer,” fueling a sharp sell-off in the bond market in the span from August through October 2023.

The investment backdrop improved considerably in the final two months of 2023, touching off a rally that helped the fixed-income market quickly recover its earlier losses. The headline Consumer Price Index fell to its lowest levels since early 2021 in the November report, surprising the markets and causing the consensus to shift toward the view that the Fed was in fact finished raising rates. In December, Fed Chairman Jerome Powell provided another positive surprise with his suggestion that rate cuts could begin as early as the first half of 2024. Bond prices moved surged in response, with the credit sectors leading the way amid a pronounced improvement in investor sentiment. While yields crept higher in January and February, the Bloomberg U.S. Aggregate Bond Index finished in positive territory on the strength of its earlier advance.

These trends were reflected in the U.S. Treasury market, where the yield on the two-year note entered the annual period at 4.81%, reached a high of 5.19% in mid-October, and subsequently finished February 2024 at 4.64%. The 10-year issue followed a similar path, climbing from 3.92% at the start of the period to a high of 4.98% before sliding to 4.25% on February 29, 2024. One result of these moves was that the yield curve’s inversion—i.e., the extent to which short-term rates exceeded those of longer-term issues—gradually moderated from the unusually high level reached in early 2023. Short-term Treasuries were the strongest performers on a total return basis, followed by intermediate-term issues. However, longer-dated government bonds (those with maturities of 10 years and above) posted a loss.

Investment-grade corporate bonds were the best performing segment of the index during the 12-month period. The asset class was helped by a larger contribution from yield, together with a decline in yield spreads relative to U.S. Treasuries. Securitized assets—a category that encompasses mortgage-backed securities (MBS), asset backed securities (ABS) and commercial mortgage-backed securities (CMBS)—underperformed the index. While ABS and CMBS both held up well, agency MBS failed to keep pace with the broader fixed-income market due to the combination of the Fed’s ongoing balance sheet reduction and lower buying demand from banks.

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Fund Summary as of February 29, 2024	iShares® Core U.S. Aggregate Bond ETF

Investment Objective

The iShares Core U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of the total U.S. investment-grade bond market, as represented by the Bloomberg U.S. Aggregate Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.32%	0.53%	1.40%	3.32%	2.69%	14.92%
Fund Market	3.34	0.53	1.39	3.34	2.68	14.82
Index	3.33	0.56	1.43	3.33	2.83	15.30

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,023.50	$0.15		$1,000.00	$1,024.70	$0.15		0.03%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 29, 2024 (continued)	iShares® Core U.S. Aggregate Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	72.3%
Aa	2.2
A	12.1
Baa	11.9
Ba	0.5
Not Rated	1.0

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments (a)
U.S. Government & Agency Obligations	70.0%
Corporate Bonds & Notes	26.0
Foreign Government Obligations	2.1
Collaterized Mortgage Obligations	1.0
Municipal Debt Obligations	0.6
Asset-Backed Securities	0.5
TBA Sales Commitments	(0.2)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	7

Schedule of Investments February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust
3.75%, 08/15/27	$9,330	$9,145,398
4.87%, 05/15/28	6,840	6,826,082
5.15%, 09/15/30	9,000	9,132,741
Class A, 4.95%, 10/15/27	15,000	14,962,555
AmeriCredit Automobile Receivables Trust,
5.62%, 11/18/27 (Call 06/18/27)	8,210	8,220,144
BA Credit Card Trust, 4.98%, 11/15/28	71,311	71,466,755
BMW Vehicle Lease Trust
5.99%, 09/25/26	3,240	3,265,478
5.98%, 02/25/27	14,500	14,682,228
Capital One Multi-Asset Execution Trust
Class A2, 1.39%, 07/15/30	11,000	9,536,323
CarMax Auto Owner Trust
4.65%, 01/16/29 (Call 11/15/26)	8,300	8,210,236
6.00%, 07/17/28	8,137	8,276,534
Chase Issuance Trust
4.60%, 01/16/29	47,830	47,519,332
4.63%, 01/15/31	3,210	3,193,009
Citibank Credit Card Issuance Trust, 3.96%, 10/13/30	2,000	1,926,260
Discover Card Execution Note Trust
3.56%, 07/15/27	18,000	17,607,841
Series 2022-A1, Class A1, 1.96%, 02/15/27	6,900	6,685,036
Exeter Automobile Receivables Trust
5.82%, 02/15/28 (Call 01/15/27)	11,180	11,179,390
Series 2021-2, Class D, 1.40%, 04/15/27 (Call 09/15/25)	3,261	3,106,401
Ford Credit Auto Lease Trust, 5.29%, 06/15/27	4,640	4,624,253
GM Financial Automobile Leasing Trust,
5.16%, 01/20/27 (Call 08/20/25)	21,771	21,717,400
GM Financial Consumer Automobile Receivables Trust
1.51%, 04/17/28 (Call 03/16/26)	2,940	2,751,903
4.66%, 02/16/28 (Call 12/16/26)	18,560	18,407,575
4.59%, 07/17/28 (Call 12/16/26)	3,500	3,459,812
4.47%, 02/16/28 (Call 12/16/26)	6,667	6,588,670
4.43%, 10/16/28 (Call 12/16/26)	13,000	12,807,485
5.78%, 08/16/28	6,090	6,176,719
5.71%, 02/16/29	9,710	9,906,796
Hyundai Auto Receivables Trust
5.39%, 06/15/27 (Call 02/15/27)	11,045	11,050,247
4.58%, 04/15/27 (Call 01/15/27)	6,600	6,536,815
4.48%, 07/17/28 (Call 01/15/27)	13,000	12,821,448
5.48%, 04/17/28	30,000	30,167,200
Nissan Auto Lease Trust, 4.91%, 04/15/27	14,430	14,327,335
Santander Drive Auto Receivables Trust
5.09%, 05/15/30 (Call 03/15/26)	17,060	16,824,370
5.23%, 12/15/28	6,440	6,424,847
5.25%, 04/17/28	6,000	5,982,020
5.45%, 03/15/30	1,670	1,661,460
Series 2021-3, Class C, 0.95%, 09/15/27 (Call 06/15/25)	3,215	3,196,194
Verizon Master Trust Series 2021-1, Class A,
0.50%, 05/20/27 (Call 05/20/24)	28,690	28,380,569
Volkswagen Auto Loan Enhanced Trust
5.02%, 06/20/28	10,780	10,760,729
5.01%, 01/22/30	6,000	5,996,377

Security	Par (000)	Value

World Omni Auto Receivables Trust, 5.09%, 12/17/29	$2,000	$1,984,518

Total Asset-Backed Securities — 0.5% (Cost: $501,751,838)		497,496,485

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.0%
Bank
2.29%, 06/15/64 (Call 08/15/31)	7,260	5,991,585
Series 2018-BN15, Class A4, 4.41%,
11/15/61 (Call 11/15/28)(a)	5,000	4,830,521
Series 2019-BN21, Class A5, 2.85%,
10/17/52 (Call 10/15/29)	15,310	13,494,409
Series 2020, Class A5, 2.65%, 01/15/63
(Call 02/15/30)	6,500	5,628,876
Series 2020-BN27, Class A5, 2.14%,
04/15/63 (Call 04/15/30)	23,610	19,609,260
Series 2020-BN29, Class A4, 2.00%,
11/15/53 (Call 12/15/30)	5,760	4,591,682
Series 21-BN36, Class A5, 2.47%, 09/15/64
(Call 10/15/31)	8,930	7,450,781
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class ASB, 3.37%, 02/15/50 (Call 02/15/27)	1,338	1,301,493
Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5, 2.92%, 08/15/52 (Call 08/15/29)	8,750	7,806,358
BBCMS Mortgage Trust
5.45%, 04/15/56 (Call 04/15/33)	7,710	7,869,523
5.71%, 12/15/55 (Call 12/15/32)(a)	3,160	3,288,077
5.72%, 02/15/57	1,886	1,879,489
5.87%, 02/15/57	4,455	4,606,290
6.00%, 09/15/56	18,820	20,064,961
6.30%, 09/15/56	3,000	3,195,203
6.80%, 11/15/56	3,970	4,459,711
Series 2017-C1, Class A4, 3.67%, 02/15/50
(Call 02/15/27)	18,450	17,529,725
Series 2020-C6, Class A4, 2.64%, 02/15/53
(Call 02/15/30)	10,000	8,705,281
Series 2020-C7, Class A5, 2.04%, 04/15/53
(Call 04/15/30)	16,670	13,986,068
Series 2021-C11, Class A5, 2.32%, 09/15/54	1,965	1,625,141
Series 2022-C15, Class A5, 3.66%, 04/15/55 (Call 04/15/32)(a)	3,745	3,358,578
BBCMS Trust, Series 2021-C10, Class A5,
2.49%, 07/15/54 (Call 07/15/31)	18,590	15,674,093
Benchmark Mortgage Trust
Series 2018-B2, Class A5, 3.88%, 02/15/51
(Call 02/15/28)(a)	10,616	10,016,937
Series 2018-B3, Class A5, 4.03%, 04/10/51
(Call 04/10/28)	7,000	6,619,536
Series 2018-B5, Class A4, 4.21%, 07/15/51
(Call 08/15/28)	6,150	5,881,316
Series 2018-B7, Class A4, 4.51%, 05/15/53
(Call 11/15/28)(a)	10,093	9,668,935
Series 2018-B8, Class A5, 4.23%, 01/15/52
(Call 12/15/28)	17,000	15,986,161
Series 2019-B11, Class A4, 3.28%,
05/15/52 (Call 06/15/29)	20,650	18,661,538

8	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2019-B11, Class A5, 3.54%, 05/15/52 (Call 06/15/29)	$20,000	$18,094,795
Series 2020-B19, Class B, 2.35%, 09/15/53
(Call 10/15/30)	2,700	1,923,538
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 12/15/30)	7,000	5,702,956
Series 2020-B21, Class A5, 1.98%, 12/17/53 (Call 12/15/30)	8,616	7,012,043
Series 2020-B23, Class A5, 2.07%, 02/15/54 (Call 02/15/31)	25,000	19,949,790
Series 2023-B38, Class A2, 5.63%, 04/15/56 (Call 04/15/33)	10,000	10,098,038
BMO Mortgage Trust
5.96%, 09/15/56	30,000	31,721,947
7.24%, 11/15/56	11,200	11,942,582
CD Mortgage Trust, Series 2017-CD3, Class A4, 3.63%, 02/10/50 (Call 08/10/27)	5,500	5,101,887
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class AAB, 3.37%, 10/10/47 (Call 10/10/24)	1,149	1,141,754
Series 2014-GC25, Class AS, 4.02%, 10/10/47 (Call 10/10/24)	5,209	5,082,300
Series 2015-GC27, Class AAB, 2.94%, 02/10/48 (Call 01/10/25)	1,209	1,201,325
Series 2016-GC37, Class A4, 3.31%, 04/10/49 (Call 03/10/26)	17,730	16,835,616
Series 2016-P5, Class A4, 2.94%, 10/10/49 (Call 10/10/26)	11,400	10,576,836
Series 2017-P7, Class A4, 3.71%, 04/14/50
(Call 04/14/27)	13,900	12,970,007
Series 2018-B2, Class A4, 4.01%, 03/10/51
(Call 03/10/28)	20,020	19,064,813
Commission Mortgage Trust
Series 2014-UBS3, Class A4, 3.82%, 06/10/47 (Call 06/10/24)	12,887	12,826,943
Series 2015-CR22, Class A5, 3.31%, 03/10/48 (Call 03/10/25)	2,400	2,336,727
Series 2015-CR24, Class A5, 3.70%, 08/10/48 (Call 06/10/26)	16,990	16,490,192
Series 2015-DC1, Class A5, 3.35%, 02/10/48 (Call 02/10/25)	2,750	2,683,227
Series 2015-LC21, Class A4, 3.71%, 07/10/48 (Call 01/10/26)	15,500	15,068,713
Series 2015-PC1, Class A5, 3.90%, 07/10/50 (Call 06/10/25)	9,650	9,420,325
Series 2016-CR28, Class A4, 3.76%, 02/10/49 (Call 01/10/26)	8,000	7,714,453
Series 2016-DC2, Class A5, 3.77%, 02/10/49 (Call 02/10/26)	4,000	3,855,674
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57
(Call 05/15/25)	10,000	9,691,921
Series 2015-C4, Class A4, 3.81%, 11/15/48
(Call 11/15/25)	17,519	16,956,539
Series 2016-C7, Class A5, 3.50%, 11/15/49
(Call 11/15/26)	5,200	4,920,003
Series 2018-CX11, Class A5, 4.03%, 04/15/51 (Call 04/15/28)(a)	27,000	25,641,182
Series 2019-C18, Class A4, 2.97%, 12/15/52 (Call 12/15/29)	10,000	8,766,065

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49 (Call 08/10/26)	$1,000	$934,800
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.78%, 01/25/32	10,911	10,344,347
3.78%, 11/25/32 (Call 11/25/32)(a)	17,795	16,535,106
3.80%, 03/25/32	1,984	1,884,119
3.82%, 12/25/32 (Call 01/25/33)(a)	21,500	20,028,770
4.05%, 07/25/33	35,000	33,075,657
4.20%, 05/25/33	48,000	45,913,424
4.25%, 04/25/33 (Call 04/25/33)	40,000	38,416,745
4.28%, 07/25/30	10,500	10,225,072
4.35%, 01/25/33 (Call 02/25/33)(a)	33,140	32,080,469
4.74%, 08/25/28	15,000	14,976,939
Federal National Mortgage Association,
4.19%, 07/25/28	20,000	19,564,462
GS Mortgage Securities Trust
Series 2014-GC24, Class A4, 3.67%, 09/10/47 (Call 09/10/24)	14,838	14,765,434
Series 2014-GC24, Class A5, 3.93%, 09/10/47 (Call 09/10/24)	6,000	5,910,650
Series 2015-GS1, Class A3, 3.73%, 11/10/48 (Call 11/10/25)	10,000	9,639,902
Series 2017-GS7, Class A3, 3.17%, 08/10/50 (Call 08/10/27)	13,000	12,012,101
Series 2018-GS10, Class A5, 4.16%, 07/10/51 (Call 07/10/28)(a)	3,000	2,798,767
Series 2018-GS9, Class A4, 3.99%, 03/10/51 (Call 03/10/28)(a)	3,000	2,774,406
Series 2019-GC38, Class A4, 3.97%, 02/10/52 (Call 02/10/29)	2,500	2,368,744
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class A4, 3.31%, 04/15/48 (Call 04/15/25)	5,000	4,850,856
Series 2015-C23, Class A4, 3.72%, 07/15/50 (Call 06/15/25)	1,850	1,798,581
Series 2015-C24, Class A4, 3.73%, 05/15/48 (Call 08/15/25)	7,275	7,048,972
Series 2015-C27, Class A4, 3.75%, 12/15/47 (Call 11/15/25)	17,025	16,428,337
Series 2016-C28, Class A4, 3.54%, 01/15/49 (Call 02/15/28)	16,420	15,733,759
Series 2016-C28, Class AS, 3.95%, 01/15/49 (Call 02/15/28)	2,000	1,866,718
Series 2016-C32, Class A3, 3.46%, 12/15/49 (Call 01/15/27)	9,522	8,976,764
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48 (Call 12/15/25)	3,500	3,370,303
Series 2017-H1, Class A5, 3.53%, 06/15/50
(Call 06/15/27)	12,000	11,264,024
Series 2018, Class A3, 4.14%, 10/15/51
(Call 10/15/28)	21,700	20,767,496
Series 2018-H3, Class A4, 3.91%, 07/15/51
(Call 07/15/28)	700	664,029
Series 2019-H6, Class A4, 3.42%, 06/15/52
(Call 06/15/29)	7,660	6,997,985
Series 2019-L3, Class AS, 3.49%, 11/15/52
(Call 11/15/29)	720	634,260

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2020-L4, Class A3, 2.70%, 02/15/53
(Call 02/15/30)	$20,000	$17,354,003
Series 2021-L7, Class A5, 2.57%, 10/15/54
(Call 10/15/31)	10,430	8,692,583
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	18,150	17,057,072
Wells Fargo Commercial Mortgage Trust Class A4, 2.34%, 08/15/54 (Call 07/15/31)	4,600	3,805,354
Series 2015-C27, Class A5, 3.45%, 02/15/48 (Call 03/15/25)	8,500	8,267,063
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	5,000	4,841,040
Series 2015-SG1, Class A4, 3.79%, 09/15/48 (Call 08/15/25)	10,856	10,526,729
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 04/15/30)	6,480	5,533,577
Series 2020-C58, Class A4, 2.09%, 07/15/53 (Call 12/15/30)	17,680	14,527,813
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	5,200	4,393,920

		1,048,224,871

Total Collaterized Mortgage Obligations — 1.0% (Cost: $1,131,750,346)		1,048,224,871

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)(b)	2,598	2,163,914
3.38%, 03/01/41 (Call 09/01/40)	1,922	1,412,656
4.65%, 10/01/28 (Call 07/01/28)	2,281	2,233,683
4.75%, 03/30/30 (Call 12/30/29)	2,833	2,755,211
5.38%, 06/15/33 (Call 03/15/33)	1,558	1,541,445
5.40%, 10/01/48 (Call 04/01/48)	1,825	1,686,462
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	2,822	2,413,267
2.60%, 08/01/31 (Call 05/01/31)	4,849	4,070,289
4.20%, 06/01/30 (Call 03/01/30)	2,822	2,669,773
Omnicom Group Inc./Omnicom Capital Inc.,
3.60%, 04/15/26 (Call 01/15/26)	7,840	7,594,723

		28,541,423

Aerospace & Defense — 0.5%
Boeing Co. (The)
2.20%, 02/04/26 (Call 03/11/24)	12,250	11,502,602
2.25%, 06/15/26 (Call 03/15/26)	3,864	3,597,222
2.60%, 10/30/25 (Call 07/30/25)	2,323	2,214,461
2.70%, 02/01/27 (Call 12/01/26)	5,255	4,890,630
2.75%, 02/01/26 (Call 01/01/26)	2,500	2,373,646
2.80%, 03/01/27 (Call 12/01/26)	2,188	2,030,632
2.95%, 02/01/30 (Call 11/01/29)	5,664	4,953,935
3.10%, 05/01/26 (Call 03/01/26)	5,416	5,155,283
3.20%, 03/01/29 (Call 12/01/28)	4,091	3,697,720
3.25%, 02/01/28 (Call 12/01/27)	2,060	1,909,528
3.25%, 03/01/28 (Call 12/01/27)	2,734	2,526,428
3.25%, 02/01/35 (Call 11/01/34)	3,054	2,451,977
3.38%, 06/15/46 (Call 12/15/45)(b)	1,638	1,121,421
3.45%, 11/01/28 (Call 08/01/28)	2,453	2,259,363
3.50%, 03/01/39 (Call 09/01/38)	2,169	1,643,259
3.55%, 03/01/38 (Call 09/01/37)	1,393	1,076,518

Security	Par (000)	Value

Aerospace & Defense (continued)
3.60%, 05/01/34 (Call 02/01/34)	$3,151	$2,656,892
3.63%, 02/01/31 (Call 11/01/30)	1,957	1,751,968
3.63%, 03/01/48 (Call 09/01/47)	2,083	1,447,177
3.65%, 03/01/47 (Call 09/01/46)	1,701	1,199,156
3.75%, 02/01/50 (Call 08/01/49)	5,253	3,720,972
3.83%, 03/01/59 (Call 09/01/58)	1,702	1,177,142
3.85%, 11/01/48 (Call 05/01/48)	1,749	1,268,252
3.90%, 05/01/49 (Call 11/01/48)	3,751	2,750,864
3.95%, 08/01/59 (Call 02/01/59)	4,383	3,096,774
4.88%, 05/01/25 (Call 04/01/25)	11,962	11,857,544
5.04%, 05/01/27 (Call 03/01/27)	7,684	7,612,947
5.15%, 05/01/30 (Call 02/01/30)	13,388	13,162,114
5.71%, 05/01/40 (Call 11/01/39)	8,927	8,691,048
5.81%, 05/01/50 (Call 11/01/49)	20,696	19,890,110
5.88%, 02/15/40	2,008	1,978,684
5.93%, 05/01/60 (Call 11/01/59)	12,875	12,304,086
6.13%, 02/15/33	1,818	1,885,845
6.63%, 02/15/38(b)	1,244	1,313,228
6.88%, 03/15/39	2,351	2,554,716
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	3,230	2,973,579
2.13%, 08/15/26 (Call 05/15/26)	3,698	3,460,215
2.25%, 06/01/31 (Call 03/01/31)	1,975	1,656,502
2.63%, 11/15/27 (Call 08/15/27)	2,539	2,348,203
2.85%, 06/01/41 (Call 12/01/40)	2,834	2,052,113
3.25%, 04/01/25 (Call 03/01/25)	3,829	3,748,802
3.50%, 05/15/25 (Call 03/15/25)	2,902	2,846,308
3.50%, 04/01/27 (Call 02/01/27)	2,717	2,614,291
3.60%, 11/15/42 (Call 05/15/42)	1,093	879,844
3.63%, 04/01/30 (Call 01/01/30)	4,987	4,653,448
3.75%, 05/15/28 (Call 02/15/28)	4,713	4,535,245
4.25%, 04/01/40 (Call 10/01/39)	3,814	3,400,269
4.25%, 04/01/50 (Call 10/01/49)	3,765	3,240,751
HEICO Corp.
5.25%, 08/01/28 (Call 07/01/28)	1,160	1,167,376
5.35%, 08/01/33 (Call 05/01/33)	1,130	1,123,157
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	1,985	1,889,817
4.95%, 08/15/25 (Call 05/15/25)	1,532	1,511,914
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	340	304,742
5.95%, 02/01/37(b)	235	239,961
6.75%, 01/15/28	20	20,854
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	3,480	2,797,944
2.90%, 12/15/29 (Call 09/15/29)	2,736	2,424,836
3.83%, 04/27/25 (Call 01/27/25)	3,136	3,077,441
3.85%, 12/15/26 (Call 09/15/26)	5,332	5,150,278
4.40%, 06/15/28 (Call 03/15/28)	8,704	8,451,993
4.85%, 04/27/35 (Call 10/27/34)	1,766	1,673,231
5.05%, 04/27/45 (Call 10/27/44)	1,763	1,648,010
5.40%, 01/15/27	3,925	3,950,531
5.40%, 07/31/33 (Call 04/30/33)	4,210	4,212,630
5.60%, 07/31/53 (Call 01/31/53)	1,570	1,578,381
6.15%, 12/15/40	2,300	2,414,669
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	2,040	1,705,623
2.80%, 06/15/50 (Call 12/15/49)(b)	4,128	2,725,283
3.55%, 01/15/26 (Call 10/15/25)	5,568	5,424,839
3.60%, 03/01/35 (Call 09/01/34)	2,143	1,871,278
3.80%, 03/01/45 (Call 09/01/44)	4,780	3,871,670

10	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
3.90%, 06/15/32 (Call 03/15/32)	$3,485	$3,230,516
4.07%, 12/15/42	3,273	2,805,256
4.09%, 09/15/52 (Call 03/15/52)	6,751	5,607,716
4.15%, 06/15/53 (Call 12/15/52)	4,230	3,504,206
4.30%, 06/15/62 (Call 12/15/61)	4,180	3,480,325
4.45%, 05/15/28 (Call 04/15/28)	1,185	1,167,474
4.50%, 02/15/29 (Call 01/15/29)	1,715	1,684,998
4.50%, 05/15/36 (Call 11/15/35)	2,120	2,005,326
4.70%, 05/15/46 (Call 11/15/45)	4,989	4,599,279
4.75%, 02/15/34 (Call 11/15/33)	3,185	3,111,509
4.80%, 08/15/34 (Call 05/15/34)	2,180	2,133,613
4.95%, 10/15/25 (Call 09/15/25)	1,095	1,093,459
5.10%, 11/15/27 (Call 10/15/27)	4,005	4,047,729
5.20%, 02/15/55 (Call 08/15/54)	1,280	1,258,345
5.20%, 02/15/64 (Call 08/15/63)	1,420	1,387,246
5.25%, 01/15/33 (Call 10/15/32)	3,930	4,005,163
5.70%, 11/15/54 (Call 05/15/54)	2,015	2,124,343
5.72%, 06/01/40(b)	1,342	1,408,874
5.90%, 11/15/63 (Call 05/15/63)	1,969	2,135,654
Series B, 6.15%, 09/01/36	2,380	2,574,275
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	2,871	2,735,748
3.25%, 01/15/28 (Call 10/15/27)	8,848	8,296,857
3.85%, 04/15/45 (Call 10/15/44)	2,424	1,924,020
4.03%, 10/15/47 (Call 04/15/47)	8,856	7,130,604
4.40%, 05/01/30 (Call 02/01/30)	1,647	1,587,128
4.60%, 02/01/29 (Call 01/01/29)	2,270	2,224,614
4.70%, 03/15/33 (Call 12/15/32)	3,480	3,356,635
4.75%, 06/01/43	4,219	3,831,470
4.90%, 06/01/34 (Call 03/01/34)	2,270	2,210,652
4.95%, 03/15/53 (Call 09/15/52)	3,105	2,873,964
5.05%, 11/15/40	1,868	1,792,365
5.15%, 05/01/40 (Call 11/01/39)	2,205	2,140,206
5.20%, 06/01/54 (Call 12/01/53)	4,640	4,460,663
5.25%, 05/01/50 (Call 11/01/49)	4,098	3,955,327
RTX Corp.
1.90%, 09/01/31 (Call 06/01/31)	3,691	2,938,712
2.25%, 07/01/30 (Call 04/01/30)	4,460	3,774,538
2.38%, 03/15/32 (Call 12/15/31)	3,957	3,206,941
2.65%, 11/01/26 (Call 08/01/26)	2,155	2,027,924
2.82%, 09/01/51 (Call 03/01/51)	4,264	2,658,156
3.03%, 03/15/52 (Call 09/15/51)	5,287	3,438,634
3.13%, 05/04/27 (Call 02/04/27)	5,166	4,875,427
3.13%, 07/01/50 (Call 01/01/50)	5,085	3,417,852
3.50%, 03/15/27 (Call 12/15/26)	5,450	5,208,641
3.75%, 11/01/46 (Call 05/01/46)	4,809	3,651,169
3.95%, 08/16/25 (Call 06/16/25)	6,589	6,463,178
4.05%, 05/04/47 (Call 11/04/46)	3,423	2,742,107
4.13%, 11/16/28 (Call 08/16/28)	9,374	9,002,974
4.15%, 05/15/45 (Call 11/16/44)	4,555	3,721,448
4.35%, 04/15/47 (Call 10/15/46)	5,096	4,257,703
4.45%, 11/16/38 (Call 05/16/38)	3,265	2,899,517
4.50%, 06/01/42	14,487	12,670,875
4.63%, 11/16/48 (Call 05/16/48)	6,503	5,646,800
4.70%, 12/15/41	2,300	2,055,080
4.80%, 12/15/43 (Call 06/15/43)	2,709	2,432,853
4.88%, 10/15/40	1,039	961,275
5.00%, 02/27/26 (Call 01/27/26)	2,260	2,254,227
5.15%, 02/27/33 (Call 11/27/32)	4,880	4,830,037
5.38%, 02/27/53 (Call 08/27/52)	3,840	3,706,214
5.40%, 05/01/35	582	587,078

Security	Par (000)	Value

Aerospace & Defense (continued)
5.70%, 04/15/40	$580	$581,651
5.75%, 11/08/26 (Call 10/08/26)	5,200	5,275,691
5.75%, 01/15/29 (Call 12/15/28)	3,045	3,134,704
6.00%, 03/15/31 (Call 01/15/31)	7,470	7,781,198
6.05%, 06/01/36	220	230,362
6.10%, 03/15/34 (Call 12/15/33)	5,860	6,195,992
6.13%, 07/15/38	1,070	1,130,141
6.40%, 03/15/54 (Call 09/15/53)	2,890	3,199,124
7.20%, 08/15/27	2,228	2,380,540
7.50%, 09/15/29	1,858	2,062,422

		484,656,916

Agriculture — 0.3%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	4,200	4,053,700
2.45%, 02/04/32 (Call 11/04/31)	7,535	6,031,547
2.63%, 09/16/26 (Call 06/16/26)(b)	2,810	2,639,868
3.40%, 05/06/30 (Call 02/06/30)	4,114	3,702,594
3.40%, 02/04/41 (Call 08/04/40)	5,742	4,126,411
3.70%, 02/04/51 (Call 08/04/50)	5,432	3,699,170
3.88%, 09/16/46 (Call 03/16/46)	6,512	4,760,271
4.00%, 02/04/61 (Call 08/04/60)	3,795	2,710,480
4.25%, 08/09/42	3,929	3,141,946
4.40%, 02/14/26 (Call 12/14/25)	5,386	5,299,742
4.45%, 05/06/50 (Call 11/06/49)	2,443	1,912,269
4.50%, 05/02/43	2,808	2,325,124
4.80%, 02/14/29 (Call 11/14/28)	4,789	4,703,883
5.38%, 01/31/44(b)	7,187	6,985,753
5.80%, 02/14/39 (Call 08/14/38)	8,182	8,149,818
5.95%, 02/14/49 (Call 08/14/48)	8,232	8,193,675
6.20%, 11/01/28 (Call 10/01/28)	1,690	1,754,582
6.88%, 11/01/33 (Call 08/01/33)	1,110	1,195,378
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	5,960	5,611,637
2.70%, 09/15/51 (Call 03/15/51)	1,460	924,861
2.90%, 03/01/32 (Call 12/01/31)	2,505	2,134,715
3.25%, 03/27/30 (Call 12/27/29)	4,256	3,850,442
3.75%, 09/15/47 (Call 03/15/47)	2,819	2,140,140
4.02%, 04/16/43	1,747	1,433,833
4.50%, 08/15/33 (Call 05/15/33)(b)	1,540	1,467,751
4.50%, 03/15/49 (Call 09/15/48)	3,314	2,892,889
4.54%, 03/26/42	1,252	1,123,721
5.38%, 09/15/35	666	669,965
5.94%, 10/01/32(b)	802	848,294
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	3,415	3,021,193
2.73%, 03/25/31 (Call 12/25/30)	5,028	4,145,144
3.22%, 09/06/26 (Call 07/06/26)	6,011	5,694,706
3.46%, 09/06/29 (Call 06/06/29)	2,022	1,829,470
3.56%, 08/15/27 (Call 05/15/27)	3,308	3,123,540
3.73%, 09/25/40 (Call 03/25/40)	2,963	2,136,545
3.98%, 09/25/50 (Call 03/25/50)	4,091	2,792,582
4.39%, 08/15/37 (Call 02/15/37)	9,599	7,873,599
4.54%, 08/15/47 (Call 02/15/47)	9,541	7,111,267
4.70%, 04/02/27 (Call 02/02/27)	4,044	3,956,272
4.74%, 03/16/32 (Call 12/16/31)	3,600	3,385,866
4.76%, 09/06/49 (Call 03/06/49)	4,013	3,095,164
4.91%, 04/02/30 (Call 01/02/30)	3,923	3,810,817
5.28%, 04/02/50 (Call 10/02/49)	2,217	1,833,871
5.65%, 03/16/52 (Call 09/16/51)	2,430	2,133,082
5.83%, 02/20/31 (Call 12/20/30)	1,355	1,350,074
6.00%, 02/20/34 (Call 11/20/33)	855	846,693

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
6.34%, 08/02/30 (Call 06/02/30)	$4,235	$4,370,837
6.42%, 08/02/33 (Call 05/02/33)(b)	4,930	5,060,090
7.08%, 08/02/43 (Call 02/02/43)	3,135	3,263,787
7.08%, 08/02/53 (Call 02/02/53)	4,040	4,187,886
7.75%, 10/19/32 (Call 07/19/32)	2,485	2,770,922
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	4,119	3,816,566
4.45%, 03/16/28 (Call 02/16/28)	4,530	4,369,161
5.93%, 02/02/29 (Call 01/02/29)	4,085	4,169,955
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	4,480	4,240,952
2.75%, 05/14/31 (Call 02/14/31)	5,250	4,466,682
3.25%, 08/15/26 (Call 05/15/26)	3,928	3,744,862
3.75%, 09/25/27 (Call 06/25/27)	3,021	2,890,213
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	2,814	2,571,042
1.50%, 05/01/25 (Call 04/01/25)	3,659	3,506,226
1.75%, 11/01/30 (Call 08/01/30)	3,138	2,534,904
2.10%, 05/01/30 (Call 02/01/30)	2,468	2,079,782
2.75%, 02/25/26 (Call 11/25/25)	4,305	4,111,929
3.13%, 08/17/27 (Call 05/17/27)	2,635	2,477,494
3.13%, 03/02/28 (Call 12/02/27)	3,086	2,866,416
3.38%, 08/11/25 (Call 05/11/25)	4,153	4,049,642
3.38%, 08/15/29 (Call 05/15/29)	5,278	4,845,592
3.88%, 08/21/42	4,836	3,811,295
4.13%, 03/04/43	2,779	2,266,154
4.25%, 11/10/44	2,708	2,232,665
4.38%, 11/15/41	4,457	3,788,008
4.50%, 03/20/42	4,380	3,781,119
4.75%, 02/12/27	2,675	2,641,348
4.88%, 02/13/26	5,435	5,408,335
4.88%, 02/15/28 (Call 01/15/28)	5,885	5,850,548
4.88%, 02/13/29 (Call 01/13/29)	2,985	2,933,290
4.88%, 11/15/43	2,075	1,864,759
5.00%, 11/17/25	4,260	4,245,580
5.13%, 11/17/27 (Call 10/17/27)	5,477	5,485,224
5.13%, 02/15/30 (Call 12/15/29)	5,610	5,582,747
5.13%, 02/13/31 (Call 12/13/30)	2,955	2,907,607
5.25%, 09/07/28 (Call 08/07/28)	1,415	1,425,267
5.25%, 02/13/34 (Call 11/13/33)	3,325	3,248,658
5.38%, 02/15/33 (Call 11/15/32)	6,790	6,762,758
5.50%, 09/07/30 (Call 07/07/30)	1,580	1,594,112
5.63%, 11/17/29 (Call 09/17/29)	4,610	4,720,633
5.63%, 09/07/33 (Call 06/07/33)	2,035	2,053,822
5.75%, 11/17/32 (Call 08/17/32)	3,771	3,843,583
6.38%, 05/16/38	5,073	5,474,757
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	7,032	6,924,854
5.70%, 08/15/35 (Call 02/15/35)	2,994	2,859,776
5.85%, 08/15/45 (Call 02/15/45)	8,758	7,936,534
6.15%, 09/15/43	2,251	2,174,357
7.25%, 06/15/37	2,160	2,297,741

		337,134,815

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28	578	547,825
Series 2015-1, Class A, 3.38%, 11/01/28(b)	1,030	963,890
Series 2015-2, Class AA, 3.60%, 03/22/29(b)	1,786	1,675,867
Series 2016-1, Class AA, 3.58%, 07/15/29	1,373	1,280,551
Series 2016-2, Class AA, 3.20%, 12/15/29	2,122	1,938,606

Security	Par (000)	Value

Airlines (continued)
Series 2016-3, Class AA, 3.00%, 04/15/30(b)	$905	$819,376
Series 2017-1, Class AA, 3.65%, 02/15/29	2,433	2,250,846
Series 2017-2, Class AA, 3.35%, 04/15/31(b)	2,190	1,996,861
Series 2019-1, Class AA, 3.15%, 08/15/33(b)	2,535	2,223,372
Series A, Class A, 2.88%, 01/11/36	4,805	4,045,083
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	4,665	4,161,538
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34(b)	2,564	2,340,396
Series 2019-1, Class AA, 2.75%, 11/15/33	1,915	1,619,057
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	2,358	2,038,225
3.00%, 11/15/26 (Call 08/15/26)	2,095	1,977,392
3.45%, 11/16/27 (Call 08/16/27)	1,703	1,600,970
5.13%, 06/15/27 (Call 04/15/27)	8,567	8,538,053
5.25%, 05/04/25 (Call 04/04/25)	6,684	6,664,865
United Airlines Pass Through Trust 5.80%, 07/15/37	6,486	6,540,810
Series 2013-1, Class A, 4.30%, 02/15/27	2,410	2,349,774
Series 2014-1, Class A, 4.00%, 10/11/27(b)	2,288	2,200,837
Series 2014-2, Class A, 3.75%, 03/03/28(b)	3,506	3,358,255
Series 2016-1, Class AA, 3.10%, 01/07/30(b)	2,710	2,459,652
Series 2016-2, Class AA, 2.88%, 04/07/30	2,459	2,213,791
Series 2018-1, Class AA, 3.50%, 09/01/31	3,262	2,976,156
Series 2019, Class AA, 4.15%, 02/25/33	1,017	940,761
Series 2019-2, Class AA, 2.70%, 11/01/33	3,102	2,638,194
Series 2020-1, 5.88%, 04/15/29	4,575	4,602,324
Series 2020-1, Class B, 4.88%, 07/15/27(b)	2,415	2,376,283

		79,339,610

Alternate Investments — 0.0%
New Mountain Finance Corp., 6.88%, 02/01/29 (Call 01/01/29)	20	19,576
Oaktree Strategic Credit Fund, 8.40%, 11/14/28 (Call 10/14/28)(b)(c)	200	209,846

		229,422

Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	4,243	3,991,583
2.40%, 03/27/25 (Call 02/27/25)	6,371	6,192,342
2.75%, 03/27/27 (Call 01/27/27)	6,103	5,754,479
2.85%, 03/27/30 (Call 12/27/29)	7,020	6,310,131
3.25%, 03/27/40 (Call 09/27/39)	4,290	3,419,568
3.38%, 11/01/46 (Call 05/01/46)	3,545	2,679,041
3.38%, 03/27/50 (Call 09/27/49)(b)	4,607	3,492,969
3.63%, 05/01/43 (Call 11/01/42)	2,539	2,069,431
3.88%, 11/01/45 (Call 05/01/45)	5,583	4,614,585
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	2,768	2,729,234
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	2,479	2,204,118
3.75%, 09/15/25 (Call 07/15/25)(b)	2,919	2,852,803
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	2,308	1,870,943
4.13%, 07/15/27 (Call 04/15/27)	1,526	1,449,234
4.25%, 04/01/25 (Call 01/01/25)(b)	330	324,926
7.00%, 11/27/26	4,860	4,991,258
7.05%, 11/27/25	1,875	1,910,051

12	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
7.35%, 11/27/28 (Call 10/27/28)	$4,195	$4,389,627
7.70%, 11/27/30 (Call 09/27/30)	2,319	2,463,538
7.85%, 11/27/33 (Call 08/27/33)	2,040	2,207,195
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	3,864	3,706,997
2.80%, 04/23/27 (Call 02/23/27)	3,219	2,918,662
2.95%, 04/23/30 (Call 01/23/30)(b)	3,644	3,005,885

		75,548,600

Auto Manufacturers — 0.5%
American Honda Finance Corp.
1.00%, 09/10/25	1,404	1,319,410
1.20%, 07/08/25	2,751	2,609,290
1.30%, 09/09/26	4,015	3,665,693
1.80%, 01/13/31	1,932	1,586,300
2.00%, 03/24/28	3,020	2,704,978
2.25%, 01/12/29	3,975	3,529,802
2.30%, 09/09/26	3,291	3,086,760
2.35%, 01/08/27	2,096	1,955,395
3.50%, 02/15/28	3,346	3,177,571
4.60%, 04/17/30	3,630	3,555,198
4.70%, 01/12/28	2,310	2,298,238
4.75%, 01/12/26	805	799,729
4.90%, 01/10/34	1,615	1,575,262
4.95%, 01/09/26	2,710	2,701,761
5.00%, 05/23/25	2,035	2,029,649
5.13%, 07/07/28	2,505	2,525,273
5.25%, 07/07/26	1,805	1,817,679
5.65%, 11/15/28	2,735	2,812,181
5.80%, 10/03/25	2,015	2,034,740
5.85%, 10/04/30	2,885	3,002,159
Series A, 4.60%, 04/17/25	3,140	3,118,603
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)(b)	2,095	1,965,176
1.50%, 09/01/30 (Call 06/01/30)	2,409	1,945,884
2.60%, 09/01/50 (Call 03/01/50)(b)	4,305	2,699,869
4.88%, 10/01/43 (Call 04/01/43)	1,491	1,406,946
4.90%, 02/20/29 (Call 01/20/29)	655	651,739
5.15%, 02/20/34 (Call 11/20/33)	360	359,641
5.45%, 02/20/54 (Call 08/20/53)	360	361,885
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	8,375	6,874,960
4.35%, 12/08/26 (Call 09/08/26)	380	369,083
4.75%, 01/15/43	9,020	7,311,791
5.29%, 12/08/46 (Call 06/08/46)(b)	4,370	3,779,818
6.10%, 08/19/32 (Call 05/19/32)	6,145	6,128,094
6.63%, 10/01/28(b)	272	284,130
7.40%, 11/01/46	1,585	1,697,944
7.45%, 07/16/31	3,190	3,436,007
9.63%, 04/22/30 (Call 01/22/30)	360	420,886
Ford Motor Credit Co. LLC
2.70%, 08/10/26 (Call 07/10/26)	3,365	3,123,932
2.90%, 02/16/28 (Call 12/16/27)	1,160	1,039,891
2.90%, 02/10/29 (Call 12/10/28)	1,330	1,158,996
3.38%, 11/13/25 (Call 10/13/25)	8,110	7,782,624
3.63%, 06/17/31 (Call 03/17/31)	2,910	2,480,246
3.82%, 11/02/27 (Call 08/02/27)	601	560,627
4.00%, 11/13/30 (Call 08/13/30)	7,130	6,302,650
4.13%, 08/04/25	4,800	4,684,094
4.13%, 08/17/27 (Call 06/17/27)	2,480	2,343,988
4.27%, 01/09/27 (Call 11/09/26)	1,130	1,082,391
4.39%, 01/08/26	7,810	7,598,365

Security	Par (000)	Value

Auto Manufacturers (continued)
4.54%, 08/01/26 (Call 06/01/26)	$4,406	$4,270,023
4.69%, 06/09/25 (Call 04/09/25)(b)	1,300	1,281,163
4.95%, 05/28/27 (Call 04/28/27)	3,225	3,135,248
5.11%, 05/03/29 (Call 02/03/29)	6,875	6,626,280
5.13%, 06/16/25 (Call 05/16/25)	465	460,408
5.80%, 03/05/27 (Call 02/05/27)	7,620	7,609,312
6.05%, 03/05/31 (Call 01/05/31)(b)	3,850	3,832,641
6.80%, 05/12/28 (Call 04/12/28)	5,865	6,053,357
6.80%, 11/07/28 (Call 10/07/28)	7,580	7,849,242
6.95%, 03/06/26 (Call 02/06/26)	5,365	5,461,862
6.95%, 06/10/26 (Call 05/10/26)	6,260	6,382,284
7.12%, 11/07/33 (Call 08/07/33)	5,570	5,942,369
7.20%, 06/10/30 (Call 04/10/30)	2,470	2,605,353
7.35%, 11/04/27 (Call 10/04/27)	6,260	6,541,184
7.35%, 03/06/30 (Call 01/06/30)	4,630	4,902,657
General Motors Co.
4.00%, 04/01/25	2,429	2,390,403
4.20%, 10/01/27 (Call 07/01/27)	3,604	3,471,045
5.00%, 10/01/28 (Call 07/01/28)(b)	3,595	3,570,710
5.00%, 04/01/35	3,353	3,134,836
5.15%, 04/01/38 (Call 10/01/37)	4,050	3,749,216
5.20%, 04/01/45	5,157	4,551,922
5.40%, 10/15/29 (Call 08/15/29)	2,440	2,431,981
5.40%, 04/01/48 (Call 10/01/47)	3,426	3,072,870
5.60%, 10/15/32 (Call 07/15/32)	5,235	5,219,839
5.95%, 04/01/49 (Call 10/01/48)(b)	3,822	3,672,854
6.13%, 10/01/25 (Call 09/01/25)	8,621	8,692,167
6.25%, 10/02/43	4,785	4,802,522
6.60%, 04/01/36 (Call 10/01/35)	5,065	5,309,927
6.75%, 04/01/46 (Call 10/01/45)(b)	3,442	3,638,022
6.80%, 10/01/27 (Call 08/01/27)	4,451	4,647,738
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	2,353	2,180,464
1.50%, 06/10/26 (Call 05/10/26)	6,625	6,068,909
2.35%, 02/26/27 (Call 01/26/27)	4,230	3,878,162
2.35%, 01/08/31 (Call 10/08/30)	2,450	1,996,616
2.40%, 04/10/28 (Call 02/10/28)	3,560	3,173,314
2.40%, 10/15/28 (Call 08/15/28)	5,082	4,465,091
2.70%, 08/20/27 (Call 06/20/27)	2,924	2,682,457
2.70%, 06/10/31 (Call 03/10/31)	5,000	4,114,063
2.75%, 06/20/25 (Call 05/20/25)	5,954	5,746,422
3.10%, 01/12/32 (Call 10/12/31)	3,582	2,991,663
3.60%, 06/21/30 (Call 03/21/30)	3,471	3,112,884
3.80%, 04/07/25	800	784,195
3.85%, 01/05/28 (Call 10/05/27)	2,239	2,125,226
4.00%, 10/06/26 (Call 07/06/26)	3,870	3,741,326
4.30%, 07/13/25 (Call 04/13/25)	3,153	3,100,901
4.30%, 04/06/29 (Call 02/06/29)	1,520	1,441,577
4.35%, 04/09/25 (Call 02/09/25)	3,362	3,318,540
4.35%, 01/17/27 (Call 10/17/26)	5,444	5,298,376
5.00%, 04/09/27 (Call 03/09/27)	4,830	4,778,877
5.25%, 03/01/26 (Call 12/01/25)	5,630	5,612,076
5.40%, 04/06/26	2,460	2,461,198
5.40%, 05/08/27	830	830,933
5.65%, 01/17/29 (Call 10/17/28)	2,589	2,609,039
5.75%, 02/08/31 (Call 12/08/30)	1,225	1,221,481
5.80%, 06/23/28 (Call 05/23/28)	2,905	2,946,704
5.80%, 01/07/29 (Call 12/07/28)	4,190	4,245,304
5.85%, 04/06/30 (Call 02/06/30)(b)	2,300	2,332,378
6.00%, 01/09/28 (Call 12/09/27)	3,580	3,658,557
6.05%, 10/10/25	5,547	5,590,443

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
6.10%, 01/07/34 (Call 10/07/33)	$3,442	$3,476,857
6.40%, 01/09/33 (Call 10/09/32)	4,738	4,920,204
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)(b)	1,480	1,436,543
2.53%, 03/10/27 (Call 02/10/27)	1,340	1,252,036
2.97%, 03/10/32 (Call 12/10/31)	3,740	3,283,902
Mercedes-Benz Finance North America LLC,
8.50%, 01/18/31	6,149	7,461,111
PACCAR Financial Corp.
1.10%, 05/11/26	2,584	2,381,983
2.00%, 02/04/27(b)	1,655	1,526,853
2.85%, 04/07/25	115	112,302
3.55%, 08/11/25(b)	1,853	1,814,716
4.45%, 03/30/26	1,255	1,243,959
4.60%, 01/10/28	1,415	1,407,546
4.60%, 01/31/29	1,525	1,510,138
4.95%, 10/03/25	2,479	2,474,513
4.95%, 08/10/28	90	90,610
5.05%, 08/10/26	550	552,101
5.20%, 11/09/26	1,485	1,497,871
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	3,455	3,207,575
2.36%, 03/25/31 (Call 12/25/30)(b)	1,975	1,701,650
2.76%, 07/02/29(b)	1,208	1,112,528
3.67%, 07/20/28(b)	1,930	1,871,486
5.12%, 07/13/28 (Call 06/13/28)	1,718	1,750,622
5.12%, 07/13/33 (Call 04/13/33)(b)	1,370	1,435,820
5.28%, 07/13/26 (Call 06/13/26)	1,205	1,213,454
Toyota Motor Credit Corp.
0.80%, 10/16/25	1,664	1,555,267
0.80%, 01/09/26	655	607,489
1.13%, 06/18/26	6,119	5,614,937
1.15%, 08/13/27	2,222	1,968,515
1.65%, 01/10/31	3,240	2,628,913
1.90%, 01/13/27	3,735	3,439,435
1.90%, 04/06/28	3,749	3,350,031
1.90%, 09/12/31	2,905	2,360,317
2.15%, 02/13/30	4,380	3,762,938
2.40%, 01/13/32	635	531,100
3.00%, 04/01/25	7,148	6,984,081
3.05%, 03/22/27	6,935	6,576,439
3.05%, 01/11/28	3,265	3,073,553
3.20%, 01/11/27	4,817	4,602,180
3.38%, 04/01/30	4,069	3,739,965
3.40%, 04/14/25	3,775	3,699,543
3.65%, 08/18/25	3,645	3,571,401
3.65%, 01/08/29	3,235	3,061,073
3.95%, 06/30/25	4,160	4,096,781
4.45%, 05/18/26	3,010	2,978,275
4.45%, 06/29/29	3,640	3,574,067
4.55%, 09/20/27	1,585	1,571,488
4.55%, 05/17/30	3,125	3,059,742
4.63%, 01/12/28	2,890	2,873,764
4.65%, 01/05/29	1,840	1,820,389
4.70%, 01/12/33(b)	2,035	2,006,712
4.80%, 01/05/26	2,160	2,150,779
4.80%, 01/05/34	730	711,551
5.00%, 08/14/26	4,635	4,634,127
5.25%, 09/11/28	1,705	1,729,449
5.40%, 11/10/25	4,055	4,079,975
5.40%, 11/20/26	3,450	3,484,768

Security	Par (000)	Value

Auto Manufacturers (continued)
5.45%, 11/10/27	$4,095	$4,176,151
5.55%, 11/20/30	4,030	4,159,938
5.60%, 09/11/25	1,180	1,189,927

		519,735,379

Auto Parts & Equipment — 0.0%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)(b)	6,330	3,963,205
4.35%, 03/15/29 (Call 12/15/28)	1,530	1,478,529
4.40%, 10/01/46 (Call 04/01/46)	1,212	951,895
5.40%, 03/15/49 (Call 09/15/48)(b)	1,602	1,452,557
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)	3,875	3,341,393
4.15%, 05/01/52 (Call 11/01/51)	4,570	3,488,285
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	4,753	4,387,054
4.38%, 03/15/45 (Call 09/15/44)	2,230	1,815,093
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	1,600	1,302,499
3.50%, 05/30/30 (Call 02/28/30)(b)	1,840	1,644,300
3.55%, 01/15/52 (Call 07/15/51)	1,230	833,808
3.80%, 09/15/27 (Call 06/15/27)	1,959	1,874,907
4.25%, 05/15/29 (Call 02/15/29)	2,385	2,269,449
5.25%, 05/15/49 (Call 11/15/48)	1,910	1,715,170
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	1,243	1,069,107
4.15%, 10/01/25 (Call 07/01/25)	3,564	3,498,353
5.50%, 03/21/33 (Call 12/21/32)	1,430	1,464,860
5.98%, 03/21/26 (Call 03/21/24)	165	165,040

		36,715,504

Banks — 5.5%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	3,719	3,637,135
4.75%, 01/18/27	5,230	5,211,699
5.09%, 12/08/25	1,760	1,760,803
5.38%, 07/03/25	4,340	4,353,253
5.67%, 10/03/25	5,440	5,489,143
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	5,915	5,529,029
5.86%, 09/14/26 (Call 09/14/25), (1-year CMT + 2.300%)(a)(b)	4,680	4,678,495
6.14%, 09/14/28 (Call 09/14/27), (1-year CMT + 2.700%)(a)	600	608,318
7.88%, 11/15/34 (Call 11/15/33), (1-year CMT + 3.300%)(a)	2,625	2,796,203
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(a)	4,563	4,126,727
1.85%, 03/25/26	6,289	5,836,365
2.75%, 05/28/25	8,089	7,803,883
2.75%, 12/03/30	3,800	3,094,620
2.96%, 03/25/31	3,980	3,389,756
3.23%, 11/22/32 (Call 08/22/31), (1-year CMT + 1.600%)(a)	4,530	3,739,207
3.31%, 06/27/29	6,112	5,537,588
3.49%, 05/28/30	4,443	3,981,232
3.50%, 03/24/25	1,260	1,234,660
3.80%, 02/23/28	3,384	3,187,435
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(a)	5,223	4,999,864
4.25%, 04/11/27	6,848	6,598,325

14	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.38%, 04/12/28	$4,494	$4,318,017
5.15%, 08/18/25	3,435	3,408,692
5.18%, 11/19/25	6,886	6,789,857
5.29%, 08/18/27	4,823	4,785,932
5.59%, 08/08/28	5,900	5,945,715
6.53%, 11/07/27 (Call 11/07/26),
(1-year CMT + 1.650%)(a)	4,400	4,502,248
6.61%, 11/07/28	4,400	4,623,222
6.92%, 08/08/33	4,875	5,064,625
6.94%, 11/07/33	5,200	5,669,150
Bank of America Corp.
1.20%, 10/24/26 (Call 10/24/25),
(1-day SOFR + 1.010%)(a)	10,653	9,924,759
1.32%, 06/19/26 (Call 06/19/25),
(1-day SOFR + 1.150%)(a)	12,108	11,463,612
1.73%, 07/22/27 (Call 07/22/26),
(1-day SOFR + 0.960%)(a)	20,233	18,547,884
1.90%, 07/23/31 (Call 07/23/30),
(1-day SOFR + 1.530%)(a)	6,265	5,082,652
1.92%, 10/24/31 (Call 10/24/30),
(1-day SOFR + 1.370%)(a)	12,056	9,728,534
2.09%, 06/14/29 (Call 06/14/28),
(1-day SOFR + 1.060%)(a)	9,640	8,459,485
2.30%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.220%)(a)	16,385	13,255,184
2.48%, 09/21/36 (Call 09/21/31),
(5-year CMT + 1.200%)(a)	12,165	9,608,261
2.50%, 02/13/31 (Call 02/13/30),
(3-mo. SOFR + 1.252%)(a)	15,790	13,461,335
2.55%, 02/04/28 (Call 02/04/27),
(1-day SOFR + 1.050%)(a)	10,260	9,488,712
2.57%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.210%)(a)	11,075	9,087,534
2.59%, 04/29/31 (Call 04/29/30),
(1-day SOFR + 2.150%)(a)	14,104	12,022,624
2.68%, 06/19/41 (Call 06/19/40),
(1-day SOFR + 1.930%)(a)	19,787	13,802,038
2.69%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.320%)(a)	15,954	13,353,202
2.83%, 10/24/51 (Call 10/24/50),
(1-day SOFR + 1.880%)(a)	4,279	2,743,370
2.88%, 10/22/30 (Call 10/22/29),
(3-mo. SOFR + 1.452%)(a)	8,618	7,594,525
2.97%, 02/04/33 (Call 02/04/32),
(1-day SOFR + 1.330%)(a)	16,265	13,659,689
2.97%, 07/21/52 (Call 07/21/51),
(1-day SOFR + 1.560%)(a)	8,375	5,565,926
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. SOFR + 1.442%)(a)	10,334	9,297,822
3.25%, 10/21/27 (Call 10/21/26)	11,735	11,084,829
3.31%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.580%)(a)	13,905	10,539,132
3.38%, 04/02/26 (Call 04/02/25),
(1-day SOFR + 1.330%)(a)	8,524	8,323,859
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.302%)(a)	23,022	21,513,524
3.50%, 04/19/26	11,106	10,761,088
3.56%, 04/23/27 (Call 04/23/26),
(3-mo. SOFR + 1.322%)(a)	9,927	9,547,254
3.59%, 07/21/28 (Call 07/21/27),
(3-mo. SOFR + 1.632%)(a)	9,121	8,636,946

Security	Par (000)	Value

Banks (continued)
3.71%, 04/24/28 (Call 04/24/27),
(3-mo. SOFR + 1.774%)(a)	$9,299	$8,856,245
3.82%, 01/20/28 (Call 01/20/27),
(3-mo. SOFR + 1.837%)(a)	11,158	10,719,680
3.85%, 03/08/37 (Call 03/08/32),
(5-year CMT + 2.000%)(a)	3,620	3,160,407
3.88%, 08/01/25	3,158	3,107,535
3.95%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.452%)(a)	4,790	3,846,993
3.97%, 03/05/29 (Call 03/05/28),
(3-mo. SOFR + 1.332%)(a)	10,375	9,869,203
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(a)	11,898	11,182,091
4.08%, 04/23/40 (Call 04/23/39),
(3-mo. SOFR + 1.582%)(a)	6,289	5,380,653
4.08%, 03/20/51 (Call 03/20/50),
(3-mo. SOFR + 3.412%)(a)	19,638	15,859,179
4.24%, 04/24/38 (Call 04/24/37),
(3-mo. SOFR + 2.076%)(a)	8,598	7,637,556
4.25%, 10/22/26	9,523	9,313,019
4.27%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.572%)(a)	12,784	12,282,196
4.33%, 03/15/50 (Call 03/15/49),
(3-mo. SOFR + 1.782%)(a)	10,721	9,029,117
4.38%, 04/27/28 (Call 04/27/27),
(1-day SOFR + 1.580%)(a)	6,246	6,079,279
4.44%, 01/20/48 (Call 01/20/47),
(3-mo. SOFR + 2.252%)(a)	8,116	6,981,970
4.45%, 03/03/26	8,476	8,335,921
4.57%, 04/27/33 (Call 04/27/32),
(1-day SOFR + 1.830%)(a)	13,720	12,912,396
4.83%, 07/22/26 (Call 07/22/25),
(1-day SOFR + 1.750%)(a)	9,335	9,255,069
4.88%, 04/01/44	2,008	1,895,435
4.95%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 2.040%)(a)	10,730	10,622,052
5.00%, 01/21/44	8,340	7,976,303
5.02%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.160%)(a)	17,380	16,931,312
5.08%, 01/20/27 (Call 01/20/26),
(1-day SOFR + 1.290%)(a)	12,080	12,002,683
5.20%, 04/25/29 (Call 04/25/28),
(1-day SOFR + 1.630%)(a)	12,090	12,021,570
5.29%, 04/25/34 (Call 04/25/33),
(1-day SOFR + 1.910%)(a)	18,595	18,326,866
5.47%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.650%)(a)	9,100	9,075,788
5.82%, 09/15/29 (Call 09/15/28),
(1-day SOFR + 1.570%)(a)	10,660	10,867,003
5.87%, 09/15/34 (Call 09/15/33),
(1-day SOFR + 1.840%)(a)	12,580	12,900,686
5.88%, 02/07/42	6,202	6,596,398
5.93%, 09/15/27 (Call 09/15/26),
(1-day SOFR + 1.340%)(a)	7,495	7,600,404
6.11%, 01/29/37	9,332	9,780,556
6.20%, 11/10/28 (Call 11/10/27),
(1-day SOFR + 1.990%)(a)	7,859	8,102,569
6.22%, 09/15/26	3,479	3,553,777
7.75%, 05/14/38	7,159	8,590,315
Series L, 3.95%, 04/21/25	12,001	11,802,643
Series L, 4.18%, 11/25/27 (Call 11/25/26)	9,183	8,867,585

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Series L, 4.75%, 04/21/45	$2,337	$2,123,499
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(1-day SOFR + 0.910%)(a)	11,840	10,992,478
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(1-day SOFR + 1.220%)(a)	11,265	9,422,973
Series N, 3.48%, 03/13/52 (Call 03/13/51),
(1-day SOFR + 1.650%)(a)	4,375	3,208,262
Bank of America NA
5.53%, 08/18/26 (Call 07/18/26)	6,960	7,027,183
5.65%, 08/18/25 (Call 07/18/25)	6,530	6,576,160
6.00%, 10/15/36	6,473	6,750,611
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26),
(1-day SOFR + 0.603%)(a)	3,715	3,427,696
1.25%, 09/15/26	8,771	7,982,402
1.85%, 05/01/25	7,352	7,063,817
2.65%, 03/08/27	6,060	5,654,038
3.09%, 01/10/37 (Call 01/10/32),
(5-year CMT + 1.400%)(a)	3,265	2,644,314
3.70%, 06/07/25	2,915	2,855,985
3.80%, 12/15/32 (Call 12/15/27),
(5-year USD Swap + 1.432%)(a)	5,191	4,774,761
5.20%, 02/01/28 (Call 01/01/28)	5,445	5,465,179
5.27%, 12/11/26	3,725	3,733,977
5.30%, 06/05/26	3,455	3,463,361
5.72%, 09/25/28 (Call 08/25/28)	4,720	4,839,414
5.92%, 09/25/25	1,990	2,010,513
Series H, 4.70%, 09/14/27 (Call 08/14/27)	5,135	5,083,451
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	1,691	1,559,700
1.05%, 10/15/26 (Call 09/15/26)	2,856	2,579,782
1.60%, 04/24/25 (Call 03/24/25)	2,601	2,498,689
1.65%, 07/14/28 (Call 05/14/28)	2,160	1,892,115
1.65%, 01/28/31 (Call 10/28/30)	1,242	999,699
1.80%, 07/28/31 (Call 04/28/31)	1,975	1,592,672
2.05%, 01/26/27 (Call 12/26/26)(b)	3,935	3,630,881
2.45%, 08/17/26 (Call 05/17/26)	3,581	3,366,737
2.50%, 01/26/32 (Call 10/26/31)	1,745	1,455,892
2.80%, 05/04/26 (Call 02/04/26)	3,832	3,658,086
3.00%, 10/30/28 (Call 07/30/28)	2,279	2,089,636
3.25%, 05/16/27 (Call 02/16/27)	3,732	3,544,759
3.30%, 08/23/29 (Call 05/23/29)	3,764	3,453,291
3.40%, 01/29/28 (Call 10/29/27)	4,394	4,156,047
3.44%, 02/07/28 (Call 02/07/27),
(3-mo. SOFR + 1.331%)(a)	4,426	4,230,207
3.85%, 04/28/28	4,795	4,624,848
3.85%, 04/26/29 (Call 02/26/29)	2,535	2,426,702
3.95%, 11/18/25 (Call 10/18/25)	2,519	2,464,834
3.99%, 06/13/28 (Call 06/13/27),
(1-day SOFR + 1.151%)(a)	2,852	2,761,762
4.29%, 06/13/33 (Call 06/13/32),
(1-day SOFR + 1.418%)(a)	2,717	2,536,950
4.41%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 1.345%)(a)	4,803	4,737,085
4.54%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.168%)(a)	3,465	3,401,434
4.60%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 1.755%)(a)	2,285	2,231,562
4.71%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.511%)(a)	2,945	2,817,219

Security	Par (000)	Value

Banks (continued)
4.95%, 04/26/27 (Call 04/26/26),
(1-day SOFR + 1.026%)(a)	$5,565	$5,535,970
4.97%, 04/26/34 (Call 04/26/33),
(1-day SOFR + 1.606%)(a)	3,895	3,795,364
5.15%, 05/22/26 (Call 05/22/25),
(1-day SOFR + 1.067%)(a)	2,505	2,498,880
5.80%, 10/25/28 (Call 10/25/27),
(1-day SOFR + 1.802%)(a)	3,485	3,568,786
5.83%, 10/25/33 (Call 10/25/32),
(1-day SOFR + 2.074%)(a)	5,500	5,703,586
6.32%, 10/25/29 (Call 10/25/28),
(1-day SOFR + 1.598%)(a)	3,915	4,101,741
6.47%, 10/25/34 (Call 10/25/33),
(1-day SOFR + 1.845%)(a)	4,140	4,478,823
Series J, 1.90%, 01/25/29 (Call 11/25/28)	2,018	1,766,150
Bank of Nova Scotia (The)
1.05%, 03/02/26	4,745	4,375,364
1.30%, 06/11/25	6,807	6,469,667
1.30%, 09/15/26 (Call 06/15/26)	4,140	3,768,073
1.35%, 06/24/26	3,980	3,652,998
1.95%, 02/02/27	2,620	2,404,624
2.15%, 08/01/31	1,886	1,541,133
2.45%, 02/02/32	2,565	2,104,111
2.70%, 08/03/26	5,686	5,369,280
2.95%, 03/11/27	2,015	1,896,823
3.45%, 04/11/25	5,255	5,145,768
4.50%, 12/16/25	5,887	5,785,651
4.59%, 05/04/37 (Call 02/04/32),
(5-year CMT + 2.050%)(a)	4,492	4,020,660
4.75%, 02/02/26	1,510	1,498,480
4.85%, 02/01/30	4,840	4,774,161
5.25%, 06/12/28	2,195	2,205,942
5.35%, 12/07/26	3,575	3,589,140
5.45%, 06/12/25	2,820	2,821,968
5.65%, 02/01/34	2,665	2,707,014
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26),
(3-mo. SOFR + 2.090%)(a)	950	790,395
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)(b)	1,503	1,463,174
5.13%, 06/11/30 (Call 03/11/30)	1,359	1,241,105
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26),
(1-year CMT + 1.050%)(a)	8,351	7,632,232
2.65%, 06/24/31 (Call 06/24/30),
(1-year CMT + 1.900%)(a)	3,789	3,150,601
2.67%, 03/10/32 (Call 03/10/31),
(1-year CMT + 1.200%)(a)	2,915	2,379,929
2.85%, 05/07/26 (Call 05/07/25),
(1-day SOFR + 2.714%)(a)	5,223	5,049,314
2.89%, 11/24/32 (Call 11/24/31),
(1-year CMT + 1.300%)(a)	5,733	4,668,433
3.33%, 11/24/42 (Call 11/24/41),
(1-year CMT + 1.300%)(a)	4,960	3,581,983
3.56%, 09/23/35 (Call 09/23/30),
(5-year CMT + 2.900%)(a)	3,885	3,259,889
3.65%, 03/16/25	8,723	8,541,001
3.81%, 03/10/42 (Call 03/10/41),
(1-year CMT + 1.700%)(a)	1,753	1,314,736
4.34%, 01/10/28 (Call 01/10/27)	5,185	4,981,023
4.38%, 01/12/26	11,242	11,010,446
4.84%, 05/09/28 (Call 05/07/27)	9,098	8,757,882

16	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.95%, 01/10/47	$6,585	$5,992,203
4.97%, 05/16/29 (Call 05/16/28),
(3-mo. LIBOR US + 1.902%)(a)	7,375	7,170,394
5.09%, 06/20/30 (Call 06/20/29),
(3-mo. LIBOR US + 3.054%)(a)	5,973	5,653,703
5.20%, 05/12/26	7,668	7,575,099
5.25%, 08/17/45(b)	6,328	6,034,505
5.30%, 08/09/26 (Call 08/09/25),
(1-year CMT + 2.300%)(a)	5,015	4,984,128
5.50%, 08/09/28 (Call 08/09/27),
(1-year CMT + 2.650%)(a)	6,760	6,722,764
5.75%, 08/09/33 (Call 08/09/32),
(1-year CMT + 3.000%)(a)	3,660	3,615,615
5.83%, 05/09/27 (Call 05/09/26),
(1-day SOFR + 2.210%)(a)	6,530	6,543,304
6.22%, 05/09/34 (Call 05/09/33),
(1-day SOFR + 2.980%)(a)	6,305	6,382,579
6.49%, 09/13/29 (Call 09/13/28),
(1-day SOFR + 2.220%)(a)	3,695	3,807,253
6.50%, 09/13/27 (Call 09/13/26),
(1-day SOFR + 1.880%)(a)	1,245	1,266,655
6.69%, 09/13/34 (Call 09/13/33),
(1-day SOFR + 2.620%)(a)(b)	3,350	3,503,153
7.12%, 06/27/34 (Call 06/27/33),
(1-day SOFR + 3.570%)(a)	9,920	10,286,800
7.33%, 11/02/26 (Call 11/02/25),
(1-year CMT + 3.050%)(a)	2,774	2,841,172
7.39%, 11/02/28 (Call 11/02/27),
(1-year CMT + 3.300%)(a)	3,296	3,483,341
7.44%, 11/02/33 (Call 11/02/32),
(1-year CMT + 3.500%)(a)	7,135	7,807,298
BPCE SA, 3.38%, 12/02/26	1,973	1,891,461
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	4,483	4,190,400
1.25%, 06/22/26 (Call 05/22/26)	4,610	4,226,100
3.30%, 04/07/25	2,365	2,310,326
3.45%, 04/07/27 (Call 03/07/27)	3,395	3,235,725
3.60%, 04/07/32 (Call 03/07/32)(b)	2,695	2,405,876
3.95%, 08/04/25	4,020	3,941,450
5.00%, 04/28/28 (Call 03/28/28)	3,785	3,771,348
5.14%, 04/28/25	2,590	2,581,175
5.62%, 07/17/26(b)	1,480	1,494,284
5.93%, 10/02/26	2,495	2,539,182
5.99%, 10/03/28 (Call 09/03/28)(b)	1,995	2,066,542
6.09%, 10/03/33 (Call 07/03/33)	4,585	4,761,193
Citibank NA
5.49%, 12/04/26 (Call 11/04/26)	8,280	8,349,655
5.80%, 09/29/28 (Call 08/29/28)	6,000	6,180,406
5.86%, 09/29/25 (Call 08/29/25)	6,295	6,369,869
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 0.765%)(a)	10,588	9,760,306
1.46%, 06/09/27 (Call 06/09/26),
(1-day SOFR + 0.770%)(a)	11,233	10,293,918
2.52%, 11/03/32 (Call 11/03/31),
(1-day SOFR + 1.177%)(a)	3,680	2,986,593
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(a)	11,620	9,565,218
2.57%, 06/03/31 (Call 06/03/30),
(1-day SOFR + 2.107%)(a)	14,580	12,332,552

Security	Par (000)	Value

Banks (continued)
2.67%, 01/29/31 (Call 01/29/30),
(1-day SOFR + 1.146%)(a)	$10,157	$8,708,762
2.90%, 11/03/42 (Call 11/03/41),
(1-day SOFR + 1.379%)(a)	5,030	3,559,925
2.98%, 11/05/30 (Call 11/05/29),
(1-day SOFR + 1.422%)(a)	7,507	6,622,493
3.06%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.351%)(a)	11,355	9,540,368
3.07%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.280%)(a)	7,530	7,054,175
3.11%, 04/08/26 (Call 04/08/25),
(1-day SOFR + 2.842%)(a)	14,882	14,487,404
3.20%, 10/21/26 (Call 07/21/26)	12,008	11,404,453
3.29%, 03/17/26 (Call 03/17/25),
(1-day SOFR + 1.528%)(a)	5,150	5,029,791
3.30%, 04/27/25	5,972	5,839,707
3.40%, 05/01/26	8,685	8,356,423
3.52%, 10/27/28 (Call 10/27/27),
(3-mo. SOFR + 1.412%)(a)	9,703	9,114,271
3.67%, 07/24/28 (Call 07/24/27),
(3-mo. SOFR + 1.652%)(a)	9,825	9,313,415
3.70%, 01/12/26	9,127	8,885,825
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(a)	10,390	9,205,940
3.88%, 03/26/25	5,743	5,633,099
3.88%, 01/24/39 (Call 01/24/38),
(3-mo. SOFR + 1.430%)(a)	4,846	4,076,990
3.89%, 01/10/28 (Call 01/10/27),
(3-mo. SOFR + 1.825%)(a)	11,012	10,581,642
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(a)	9,799	9,187,729
4.08%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.454%)(a)	8,346	7,963,281
4.13%, 07/25/28(b)	8,629	8,189,374
4.28%, 04/24/48 (Call 04/24/47),
(3-mo. SOFR + 2.101%)(a)	5,459	4,613,754
4.30%, 11/20/26	4,478	4,361,756
4.40%, 06/10/25	5,910	5,824,000
4.41%, 03/31/31 (Call 03/31/30),
(1-day SOFR + 3.914%)(a)	13,849	13,085,193
4.45%, 09/29/27	14,202	13,759,149
4.60%, 03/09/26	6,590	6,481,603
4.65%, 07/30/45	5,280	4,713,220
4.65%, 07/23/48 (Call 06/23/48)	9,898	8,821,834
4.66%, 05/24/28 (Call 05/24/27),
(1-day SOFR + 1.887%)(a)	4,530	4,447,403
4.75%, 05/18/46	8,878	7,765,232
4.91%, 05/24/33 (Call 05/24/32),
(1-day SOFR + 2.086%)(a)	4,510	4,319,903
5.17%, 02/13/30 (Call 02/13/29),
(1-day SOFR + 1.364%)(a)	5,080	5,028,345
5.30%, 05/06/44	4,705	4,495,162
5.32%, 03/26/41 (Call 03/26/40),
(1-day SOFR + 4.548%)(a)	5,337	5,221,407
5.50%, 09/13/25	6,763	6,746,934
5.61%, 09/29/26 (Call 09/29/25),
(1-day SOFR + 1.546%)(a)	11,645	11,658,408
5.83%, 02/13/35 (Call 02/13/34),
(1-day SOFR + 2.056%)(a)	7,625	7,458,670
5.88%, 02/22/33	2,072	2,108,172
5.88%, 01/30/42	6,329	6,651,399

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.00%, 10/31/33	$7,155	$7,396,062
6.13%, 08/25/36	2,358	2,437,418
6.17%, 05/25/34 (Call 05/25/33),
(1-day SOFR + 2.661%)(a)	6,160	6,202,277
6.27%, 11/17/33 (Call 11/17/32),
(1-day SOFR + 2.338%)(a)(b)	10,970	11,513,719
6.63%, 01/15/28	1,447	1,533,778
6.63%, 06/15/32	5,155	5,490,008
6.68%, 09/13/43	5,459	5,986,320
8.13%, 07/15/39	9,463	11,981,878
Citizens Bank NA
2.25%, 04/28/25 (Call 03/28/25)	3,601	3,450,337
4.58%, 08/09/28 (Call 08/09/27),
(1-day SOFR + 2.000%)(a)	2,483	2,364,635
Citizens Bank NA/Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	2,737	2,630,084
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	946	784,160
2.64%, 09/30/32 (Call 07/02/32)	2,087	1,580,125
2.85%, 07/27/26 (Call 04/27/26)	2,430	2,270,624
3.25%, 04/30/30 (Call 01/30/30)	2,973	2,572,034
4.30%, 12/03/25 (Call 11/03/25)	979	953,756
5.64%, 05/21/37 (Call 05/21/32),
(5-year CMT + 2.750%)(a)	1,315	1,203,805
5.84%, 01/23/30 (Call 01/23/29),
(1-day SOFR + 2.010%)(a)	590	582,911
Comerica Bank
4.00%, 07/27/25(b)	1,180	1,143,744
5.33%, 08/25/33 (Call 08/25/32),
(1-day SOFR + 2.610%)(a)	830	743,402
Comerica Inc.
4.00%, 02/01/29 (Call 11/03/28)(b)	2,546	2,288,608
5.98%, 01/30/30 (Call 01/30/29),
(1-day SOFR + 2.155%)(a)	210	206,238
Commonwealth Bank of Australia/New York
5.32%, 03/13/26	1,115	1,120,830
5.50%, 09/12/25	2,595	2,608,907
Cooperatieve Rabobank UA
3.75%, 07/21/26	5,413	5,188,417
4.38%, 08/04/25	5,554	5,446,092
4.80%, 01/09/29(b)	1,500	1,485,781
4.85%, 01/09/26	2,120	2,110,132
5.04%, 03/05/27	2,000	2,000,347
5.25%, 05/24/41	6,941	7,012,842
5.25%, 08/04/45	4,595	4,455,541
5.75%, 12/01/43	4,735	4,752,518
Cooperatieve Rabobank UA/NY
3.38%, 05/21/25	3,947	3,865,159
5.50%, 07/18/25	3,370	3,385,286
5.50%, 10/05/26	3,650	3,690,954
Credit Suisse AG/New York
1.25%, 08/07/26	4,963	4,507,325
2.95%, 04/09/25	4,844	4,704,641
5.00%, 07/09/27	7,130	7,062,507
7.50%, 02/15/28	4,335	4,669,248
Deutsche Bank AG
4.10%, 01/13/26	2,529	2,465,503
4.50%, 04/01/25	2,558	2,508,926
5.71%, 02/08/28 (Call 02/08/27),
(1-day SOFR + 1.594%)(a)	1,645	1,633,451

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG/New York
1.69%, 03/19/26	$5,543	$5,164,925
2.13%, 11/24/26 (Call 11/24/25),
(1-day SOFR + 1.870%)(a)	7,884	7,392,190
2.31%, 11/16/27 (Call 11/16/26),
(1-day SOFR + 1.219%)(a)	6,283	5,706,919
2.55%, 01/07/28 (Call 01/07/27),
(1-day SOFR + 1.318%)(a)	5,655	5,150,600
3.04%, 05/28/32 (Call 05/28/31),
(1-day SOFR + 1.718%)(a)	2,664	2,201,738
3.55%, 09/18/31 (Call 09/18/30),
(1-day SOFR + 3.043%)(a)	8,107	7,022,694
3.73%, 01/14/32 (Call 10/14/30),
(1-day SOFR + 2.757%)(a)	6,320	5,184,981
3.74%, 01/07/33 (Call 10/07/31),
(1-day SOFR + 2.257%)(a)	5,245	4,222,332
4.10%, 01/13/26	2,258	2,204,191
4.16%, 05/13/25	3,485	3,429,910
4.88%, 12/01/32 (Call 12/01/27),
(5-year USD ICE Swap + 2.553%)(a)	3,345	3,093,429
5.37%, 09/09/27	1,699	1,700,553
5.88%, 07/08/31 (Call 04/08/30),
(1-day SOFR + 5.438%)(a)	370	352,195
6.12%, 07/14/26 (Call 07/14/25),
(1-day SOFR + 3.190%)(a)	3,335	3,341,958
6.72%, 01/18/29 (Call 01/18/28),
(1-day SOFR + 3.180%)(a)	4,805	4,935,441
6.82%, 11/20/29 (Call 11/20/28),
(1-day SOFR + 2.510%)(a)	6,150	6,358,502
7.08%, 02/10/34 (Call 11/10/32),
(1-day SOFR + 3.650%)(a)	2,965	2,959,660
7.15%, 07/13/27 (Call 07/13/26),
(1-day SOFR + 2.520%)(a)	4,495	4,613,576
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	2,098	1,778,900
3.45%, 07/27/26 (Call 04/27/26)	4,288	4,066,111
4.25%, 03/13/26	2,145	2,083,245
4.65%, 09/13/28 (Call 06/13/28)	3,472	3,315,069
Fifth Third Bancorp
1.71%, 11/01/27 (Call 11/01/26),
(1-day SOFR + 0.685%)(a)	2,829	2,537,743
2.55%, 05/05/27 (Call 04/05/27)	3,399	3,120,894
3.95%, 03/14/28 (Call 02/14/28)	290	275,490
4.06%, 04/25/28 (Call 04/25/27),
(1-day SOFR + 1.355%)(a)	1,958	1,851,922
4.34%, 04/25/33 (Call 04/25/32),
(1-day SOFR + 1.660%)(a)(b)	936	847,734
4.77%, 07/28/30 (Call 07/28/29),
(1-day SOFR + 2.127%)(a)	3,725	3,551,771
5.63%, 01/29/32 (Call 01/29/31),
(1-day SOFR + 1.840%)(a)	1,270	1,259,912
6.34%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 2.340%)(a)	800	821,523
6.36%, 10/27/28 (Call 10/27/27),
(1-day SOFR + 2.192%)(a)	4,240	4,320,667
8.25%, 03/01/38	5,257	6,215,073
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	2,801	2,568,200
3.85%, 03/15/26 (Call 02/15/26)	3,474	3,340,809
3.95%, 07/28/25 (Call 06/28/25)	2,937	2,871,668

18	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
First Citizens BancShares Inc./NC, 3.38%,
03/15/30 (Call 03/15/25),
(3-mo. SOFR + 2.465%)(a)(b)	$1,165	$1,116,456
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(b)	1,596	1,491,932
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	1,285	1,250,858
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	930	942,265
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)	535	525,344
Goldman Sachs Capital I, 6.35%, 02/15/34(b)	6,083	6,238,145
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26 (Call 12/09/25),
(1-day SOFR + 0.789%)(a)	4,432	4,106,579
1.43%, 03/09/27 (Call 03/09/26),
(1-day SOFR + 0.798%)(a)	12,340	11,406,386
1.54%, 09/10/27 (Call 09/10/26),
(1-day SOFR + 0.818%)(a)	13,303	12,091,954
1.95%, 10/21/27 (Call 10/21/26),
(1-day SOFR + 0.913%)(a)	17,610	16,125,870
1.99%, 01/27/32 (Call 01/27/31),
(1-day SOFR + 1.090%)(a)	10,195	8,173,692
2.38%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.248%)(a)	9,817	7,988,424
2.60%, 02/07/30 (Call 11/07/29)	8,746	7,587,731
2.62%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.281%)(a)	14,550	12,093,222
2.64%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.114%)(a)	12,850	11,905,126
2.65%, 10/21/32 (Call 10/21/31),
(1-day SOFR + 1.264%)(a)	12,105	9,982,763
2.91%, 07/21/42 (Call 07/21/41),
(1-day SOFR + 1.472%)(a)	8,135	5,765,861
3.10%, 02/24/33 (Call 02/24/32),
(1-day SOFR + 1.410%)(a)	15,340	13,000,186
3.21%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.513%)(a)	10,583	7,873,340
3.44%, 02/24/43 (Call 02/24/42),
(1-day SOFR + 1.632%)(a)	6,785	5,162,983
3.50%, 04/01/25 (Call 03/01/25)	13,250	12,976,235
3.50%, 11/16/26 (Call 11/16/25)	12,696	12,177,859
3.62%, 03/15/28 (Call 03/15/27),
(1-day SOFR + 1.846%)(a)	6,615	6,307,725
3.69%, 06/05/28 (Call 06/05/27),
(3-mo. SOFR + 1.772%)(a)	9,972	9,511,994
3.75%, 05/22/25 (Call 02/22/25)	9,315	9,135,433
3.75%, 02/25/26 (Call 11/25/25)	7,863	7,666,531
3.80%, 03/15/30 (Call 12/15/29)	9,937	9,239,335
3.81%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.420%)(a)	10,139	9,577,768
3.85%, 01/26/27 (Call 01/26/26)	13,274	12,825,570
4.02%, 10/31/38 (Call 10/31/37),
(3-mo. SOFR + 1.635%)(a)	8,851	7,580,142
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.563%)(a)	12,036	11,540,765
4.25%, 10/21/25	9,399	9,230,139
4.39%, 06/15/27 (Call 06/15/26),
(1-day SOFR + 1.510%)(a)	3,416	3,352,885
4.41%, 04/23/39 (Call 04/23/38),
(3-mo. SOFR + 1.692%)(a)	5,733	5,077,336

Security	Par (000)	Value

Banks (continued)
4.48%, 08/23/28 (Call 08/23/27),
(1-day SOFR + 1.725%)(a)	$10,770	$10,506,755
4.75%, 10/21/45 (Call 04/21/45)	7,099	6,478,758
4.80%, 07/08/44 (Call 01/08/44)	8,459	7,703,461
5.15%, 05/22/45	8,957	8,559,707
5.80%, 08/10/26 (Call 08/10/25),
(1-day SOFR + 1.075%)(a)	8,880	8,928,431
5.95%, 01/15/27	4,463	4,554,725
6.13%, 02/15/33	5,383	5,772,704
6.25%, 02/01/41	10,226	11,036,860
6.45%, 05/01/36(b)	4,479	4,784,515
6.48%, 10/24/29 (Call 10/24/28),
(1-day SOFR + 1.770%)(a)	10,800	11,319,829
6.56%, 10/24/34 (Call 10/24/33),
(1-day SOFR + 1.950%)(a)	1,725	1,863,611
6.75%, 10/01/37	22,771	24,763,506
HSBC Bank USA NA, 7.00%, 01/15/39	3,005	3,423,345
HSBC Bank USA NA/New York
5.63%, 08/15/35	1,115	1,092,687
5.88%, 11/01/34	1,240	1,281,311
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26),
(1-day SOFR + 1.290%)(a)	6,000	5,492,334
1.65%, 04/18/26 (Call 04/18/25),
(1-day SOFR + 1.538%)(a)	9,063	8,647,588
2.01%, 09/22/28 (Call 09/22/27),
(1-day SOFR + 1.732%)(a)	4,150	3,677,268
2.10%, 06/04/26 (Call 06/04/25),
(1-day SOFR + 1.929%)(a)	6,220	5,948,654
2.21%, 08/17/29 (Call 08/17/28),
(1-day SOFR + 1.285%)(a)	4,460	3,872,059
2.25%, 11/22/27 (Call 11/22/26),
(1-day SOFR + 1.100%)(a)	9,395	8,599,637
2.36%, 08/18/31 (Call 08/18/30),
(1-day SOFR + 1.947%)(a)	6,328	5,193,191
2.80%, 05/24/32 (Call 05/24/31),
(1-day SOFR + 1.187%)(a)	11,800	9,750,472
2.85%, 06/04/31 (Call 06/04/30),
(1-day SOFR + 2.387%)(a)	5,028	4,277,759
2.87%, 11/22/32 (Call 11/22/31),
(1-day SOFR + 1.410%)(a)	8,205	6,752,274
3.00%, 03/10/26 (Call 03/10/25),
(1-day SOFR + 1.430%)(a)	5,675	5,516,491
3.90%, 05/25/26	10,594	10,265,566
3.97%, 05/22/30 (Call 05/22/29),
(3-mo. SOFR + 1.872%)(a)	12,115	11,223,544
4.04%, 03/13/28 (Call 03/13/27),
(3-mo. SOFR + 1.808%)(a)	11,151	10,684,450
4.25%, 08/18/25	6,926	6,783,073
4.29%, 09/12/26 (Call 09/12/25),
(3-mo. SOFR + 1.609%)(a)	10,859	10,647,726
4.30%, 03/08/26	12,737	12,462,435
4.38%, 11/23/26	6,651	6,469,506
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. SOFR + 1.796%)(a)	16,647	16,014,086
4.76%, 06/09/28 (Call 06/09/27),
(1-day SOFR + 2.110%)(a)	11,430	11,160,079
4.76%, 03/29/33 (Call 03/29/32),
(1-day SOFR + 2.530%)(a)	7,520	6,899,072
4.95%, 03/31/30	10,150	9,938,301

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.21%, 08/11/28 (Call 08/11/27),
(1-day SOFR + 2.610%)(a)	$3,390	$3,357,512
5.25%, 03/14/44	4,629	4,404,359
5.40%, 08/11/33 (Call 08/11/32),
(1-day SOFR + 2.870%)(a)	8,925	8,769,220
5.55%, 03/04/30 (Call 03/04/29),
(1-day SOFR + 1.460%)(a)	5,800	5,795,229
5.72%, 03/04/35 (Call 03/04/34),
(1-day SOFR + 1.780%)(a)	5,800	5,779,568
5.89%, 08/14/27 (Call 08/14/26),
(1-day SOFR + 1.570%)(a)	6,685	6,726,184
6.10%, 01/14/42	4,182	4,569,675
6.16%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 1.970%)(a)	6,270	6,405,404
6.25%, 03/09/34 (Call 03/09/33),
(1-day SOFR + 2.390%)(a)(b)	9,800	10,169,639
6.33%, 03/09/44 (Call 03/09/43),
(1-day SOFR + 2.650%)(a)	9,715	10,205,502
6.50%, 05/02/36	8,392	8,628,705
6.50%, 09/15/37	9,597	9,887,977
6.55%, 06/20/34 (Call 06/20/33),
(1-day SOFR + 2.980%)(a)	4,880	4,966,922
6.80%, 06/01/38	6,415	6,744,678
7.34%, 11/03/26 (Call 11/03/25),
(1-day SOFR + 3.030%)(a)	7,950	8,181,275
7.39%, 11/03/28 (Call 11/03/27),
(1-day SOFR + 3.350%)(a)	9,000	9,528,181
7.40%, 11/13/34 (Call 11/13/33),
(1-day SOFR + 3.020%)(a)	6,590	7,060,594
8.11%, 11/03/33 (Call 11/03/32),
(1-day SOFR + 4.250%)(a)	8,980	10,111,658
HSBC USA Inc.
5.29%, 03/04/27	2,155	2,156,727
5.63%, 03/17/25	1,335	1,336,463
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31),
(5-year CMT + 1.170%)(a)	1,800	1,358,534
2.55%, 02/04/30 (Call 11/04/29)	2,747	2,312,100
4.00%, 05/15/25 (Call 04/15/25)	1,866	1,832,247
4.44%, 08/04/28 (Call 08/04/27),
(1-day SOFR + 1.970%)(a)	2,460	2,362,339
5.02%, 05/17/33 (Call 05/17/32),
(1-day SOFR + 2.050%)(a)	1,204	1,137,865
5.71%, 02/02/35 (Call 02/02/34),
(1-day SOFR + 1.870%)(a)(b)	510	503,345
6.21%, 08/21/29 (Call 08/21/28),
(1-day SOFR + 2.020%)(a)	1,130	1,149,310
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27),
(1-day SOFR + 1.650%)(a)	3,000	2,891,998
5.65%, 01/10/30 (Call 11/10/29)	2,200	2,190,386
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	2,340	2,231,973
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26),
(1-day SOFR + 1.005%)(a)	5,106	4,725,605
2.73%, 04/01/32 (Call 04/01/31),
(1-day SOFR + 1.316%)(a)	3,298	2,774,255
3.87%, 03/28/26 (Call 03/28/25),
(1-day SOFR + 1.640%)(a)	3,015	2,957,443
3.95%, 03/29/27	5,845	5,627,560

Security	Par (000)	Value

Banks (continued)
4.02%, 03/28/28 (Call 03/28/27),
(1-day SOFR + 1.830%)(a)	$2,748	$2,637,586
4.05%, 04/09/29	4,815	4,553,283
4.25%, 03/28/33 (Call 03/28/32),
(1-day SOFR + 2.070%)(a)(b)	2,805	2,578,906
4.55%, 10/02/28	5,171	5,041,009
6.08%, 09/11/27 (Call 09/11/26),
(1-day SOFR + 1.560%)(a)	2,200	2,224,986
6.11%, 09/11/34 (Call 09/11/33),
(1-day SOFR + 2.090%)(a)	1,750	1,805,586
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26),
(3-mo. SOFR + 0.695%)(a)	5,181	4,774,419
1.05%, 11/19/26 (Call 11/19/25),
(1-day SOFR + 0.800%)(a)	4,127	3,839,309
1.47%, 09/22/27 (Call 09/22/26),
(1-day SOFR + 0.765%)(a)	8,603	7,817,180
1.58%, 04/22/27 (Call 04/22/26),
(1-day SOFR + 0.885%)(a)	7,441	6,877,692
1.76%, 11/19/31 (Call 11/19/30),
(3-mo. SOFR + 1.105%)(a)	3,505	2,822,209
1.95%, 02/04/32 (Call 02/04/31),
(1-day SOFR + 1.065%)(a)	11,190	8,998,764
2.01%, 03/13/26 (Call 03/13/25),
(3-mo. SOFR + 1.585%)(a)	10,365	9,990,884
2.07%, 06/01/29 (Call 06/01/28),
(1-day SOFR + 1.015%)(a)	9,006	7,929,838
2.08%, 04/22/26 (Call 04/22/25),
(1-day SOFR + 1.850%)(a)	15,023	14,456,280
2.18%, 06/01/28 (Call 06/01/27),
(1-day SOFR + 1.890%)(a)	7,665	6,981,281
2.52%, 04/22/31 (Call 04/22/30),
(1-day SOFR + 2.040%)(a)	13,416	11,460,668
2.53%, 11/19/41 (Call 11/19/40),
(3-mo. SOFR + 1.510%)(a)	5,795	3,986,468
2.55%, 11/08/32 (Call 11/08/31),
(1-day SOFR + 1.180%)(a)	9,195	7,573,710
2.58%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.250%)(a)	9,409	7,866,641
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(a)	8,431	7,396,392
2.95%, 10/01/26 (Call 07/01/26)	13,126	12,476,040
2.95%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.170%)(a)	5,419	5,074,506
2.96%, 05/13/31 (Call 05/13/30),
(3-mo. SOFR + 2.515%)(a)	5,971	5,183,791
2.96%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.260%)(a)	12,220	10,318,175
3.11%, 04/22/41 (Call 04/22/40),
(3-mo. SOFR + 2.460%)(a)	8,483	6,379,434
3.11%, 04/22/51 (Call 04/22/50),
(1-day SOFR + 2.440%)(a)	10,910	7,481,168
3.16%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.460%)(a)	5,910	4,425,493
3.20%, 06/15/26 (Call 03/15/26)	7,785	7,488,619
3.30%, 04/01/26 (Call 01/01/26)	12,004	11,577,399
3.33%, 04/22/52 (Call 04/22/51),
(1-day SOFR + 1.580%)(a)	12,080	8,566,351
3.51%, 01/23/29 (Call 01/23/28),
(3-mo. SOFR + 1.207%)(a)	10,143	9,554,927

20	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.54%, 05/01/28 (Call 05/01/27),
(3-mo. SOFR + 1.642%)(a)	$9,210	$8,750,063
3.63%, 12/01/27 (Call 12/01/26)	6,311	5,997,619
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. SOFR + 1.422%)(a)	12,751	11,869,080
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. SOFR + 1.599%)(a)	12,291	11,799,476
3.88%, 07/24/38 (Call 07/24/37),
(3-mo. SOFR + 1.622%)(a)	12,021	10,271,693
3.90%, 07/15/25 (Call 04/15/25)	11,140	10,950,173
3.90%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.482%)(a)	9,133	7,303,749
3.96%, 01/29/27 (Call 01/29/26),
(3-mo. SOFR + 1.507%)(a)	9,803	9,566,628
3.96%, 11/15/48 (Call 11/15/47),
(3-mo. SOFR + 1.642%)(a)	12,570	10,096,721
4.01%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.382%)(a)	7,254	6,925,719
4.03%, 07/24/48 (Call 07/24/47),
(3-mo. SOFR + 1.722%)(a)	7,501	6,084,032
4.08%, 04/26/26 (Call 04/26/25),
(1-day SOFR + 1.320%)(a)	13,005	12,810,491
4.13%, 12/15/26	10,781	10,523,913
4.20%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.522%)(a)	10,897	10,468,349
4.25%, 10/01/27	5,583	5,460,946
4.26%, 02/22/48 (Call 02/22/47),
(3-mo. SOFR + 1.842%)(a)	9,634	8,123,571
4.32%, 04/26/28 (Call 04/26/27),
(1-day SOFR + 1.560%)(a)	12,248	11,954,029
4.45%, 12/05/29 (Call 12/05/28),
(3-mo. SOFR + 1.592%)(a)	10,886	10,527,930
4.49%, 03/24/31 (Call 03/24/30),
(3-mo. SOFR + 3.790%)(a)	12,750	12,242,323
4.57%, 06/14/30 (Call 06/14/29),
(1-day SOFR + 1.750%)(a)	8,796	8,519,885
4.59%, 04/26/33 (Call 04/26/32),
(1-day SOFR + 1.800%)(a)	8,180	7,767,299
4.85%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.990%)(a)	8,290	8,197,911
4.85%, 02/01/44	6,261	5,874,586
4.91%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.080%)(a)	17,550	17,026,812
4.95%, 06/01/45	5,661	5,279,818
5.01%, 01/23/30 (Call 01/23/29),
(1-day SOFR + 1.310%)(a)	10,405	10,295,588
5.04%, 01/23/28 (Call 01/23/27),
(1-day SOFR + 1.190%)(a)	6,845	6,808,465
5.30%, 07/24/29 (Call 07/24/28),
(1-day SOFR + 1.450%)(a)	10,800	10,829,248
5.34%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.620%)(a)	4,715	4,691,143
5.35%, 06/01/34 (Call 06/01/33),
(1-day SOFR + 1.845%)(a)	14,210	14,136,197
5.40%, 01/06/42	7,559	7,650,401
5.50%, 10/15/40	7,049	7,206,541
5.60%, 07/15/41	9,240	9,525,135
5.63%, 08/16/43	7,148	7,331,558
5.72%, 09/14/33 (Call 09/14/32),
(1-day SOFR + 2.580%)(a)(b)	14,835	15,017,781

Security	Par (000)	Value

Banks (continued)
6.07%, 10/22/27 (Call 10/22/26),
(1-day SOFR + 1.330%)(a)	$8,560	$8,723,154
6.09%, 10/23/29 (Call 10/23/28),
(1-day SOFR + 1.570%)(a)	7,665	7,923,533
6.25%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 1.810%)(a)	12,055	12,796,285
6.40%, 05/15/38	9,961	11,118,466
7.63%, 10/15/26	4,986	5,297,889
7.75%, 07/15/25	1,250	1,295,024
8.00%, 04/29/27	7,431	8,080,805
8.75%, 09/01/30	1,424	1,676,996
JPMorgan Chase Bank NA, 5.11%, 12/08/26 (Call 11/08/26)	8,465	8,474,362
KeyBank NA
4.70%, 01/26/26 (Call 12/26/25)	310	301,223
5.00%, 01/26/33 (Call 10/26/32)	2,723	2,487,299
KeyBank NA/Cleveland OH
3.30%, 06/01/25	930	894,198
3.40%, 05/20/26	2,975	2,796,172
3.90%, 04/13/29 (Call 03/13/29)(b)	1,668	1,481,712
4.15%, 08/08/25	1,650	1,597,779
4.39%, 12/14/27	190	177,921
4.90%, 08/08/32(b)	2,130	1,868,889
5.85%, 11/15/27 (Call 10/16/27)	3,518	3,470,325
6.95%, 02/01/28	130	132,927
KeyCorp
2.25%, 04/06/27	2,784	2,483,313
2.55%, 10/01/29	3,241	2,711,757
4.10%, 04/30/28	2,521	2,359,617
4.15%, 10/29/25	2,010	1,948,257
4.79%, 06/01/33 (Call 06/01/32),
(1-day SOFR + 2.060%)(a)	3,378	3,050,757
Korea Development Bank (The)
0.80%, 07/19/26	970	878,874
1.00%, 09/09/26	800	724,424
1.63%, 01/19/31	2,765	2,242,846
2.00%, 09/12/26(b)	775	719,767
2.00%, 10/25/31	3,730	3,048,690
2.25%, 02/24/27	670	621,639
3.00%, 01/13/26	3,753	3,621,290
3.38%, 09/16/25	3,765	3,664,901
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(d)	10,590	6,134,442
0.00%, 06/29/37(b)(d)	14,383	7,869,966
0.38%, 07/18/25	11,175	10,504,037
0.63%, 01/22/26	8,946	8,291,905
0.75%, 09/30/30	4,519	3,599,088
1.00%, 10/01/26	5,374	4,917,304
1.75%, 09/14/29	9,117	7,957,029
2.00%, 05/02/25	8,248	7,967,196
2.88%, 04/03/28	10,322	9,723,047
3.00%, 05/20/27	1,655	1,581,142
3.13%, 06/10/25	1,385	1,353,652
3.63%, 04/01/26	3,300	3,232,050
3.75%, 02/15/28	3,355	3,270,673
3.88%, 06/15/28	4,020	3,933,196
4.00%, 03/15/29	300	294,869
4.13%, 07/15/33	10,475	10,238,876
4.38%, 02/28/34	10	9,996
4.63%, 08/07/26	8,357	8,361,402
4.75%, 10/29/30	1,535	1,567,771

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.13%, 09/29/25	$5,035	$5,054,592
Landwirtschaftliche Rentenbank
0.88%, 03/30/26(b)	5,385	4,982,105
0.88%, 09/03/30	4,105	3,285,838
1.75%, 07/27/26(b)	3,925	3,670,849
2.38%, 06/10/25	3,610	3,493,067
3.88%, 09/28/27	1,380	1,352,225
3.88%, 06/14/28	1,578	1,544,046
5.00%, 10/24/33	1,425	1,489,130
Series 37, 2.50%, 11/15/27	1,292	1,205,489
Series 40, 0.50%, 05/27/25	5,760	5,449,507
Lloyds Bank PLC, 3.50%, 05/14/25	220	214,806
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26),
(1-year CMT + 0.850%)(a)	3,020	2,770,105
3.37%, 12/14/46 (Call 09/14/41),
(5-year CMT + 1.500%)(a)	5,277	3,585,230
3.51%, 03/18/26 (Call 03/18/25),
(1-year CMT + 1.600%)(a)	6,040	5,895,857
3.57%, 11/07/28 (Call 11/07/27),
(3-mo. LIBOR US + 1.205%)(a)	6,147	5,732,884
3.75%, 01/11/27	5,489	5,266,074
3.75%, 03/18/28 (Call 03/18/27),
(1-year CMT + 1.800%)(a)	5,475	5,188,001
4.34%, 01/09/48	6,209	4,876,971
4.38%, 03/22/28	3,213	3,103,153
4.45%, 05/08/25	6,902	6,812,131
4.55%, 08/16/28	6,773	6,571,198
4.58%, 12/10/25	5,263	5,156,670
4.65%, 03/24/26	5,759	5,642,577
4.72%, 08/11/26 (Call 08/11/25),
(1-year CMT + 1.750%)(a)	3,688	3,638,548
4.98%, 08/11/33 (Call 08/11/32),
(1-year CMT + 2.300%)(a)	2,105	2,000,405
5.30%, 12/01/45(b)	3,594	3,349,811
5.46%, 01/05/28 (Call 01/05/27),
(1-year CMT + 1.375%)(a)	5,360	5,338,823
5.68%, 01/05/35 (Call 01/05/34),
(1-year CMT + 1.750%)(a)	4,640	4,579,510
5.87%, 03/06/29 (Call 03/06/28),
(1-year CMT + 1.700%)(a)	2,555	2,579,854
5.99%, 08/07/27 (Call 08/07/26),
(1-year CMT + 1.480%)(a)	6,515	6,560,130
7.95%, 11/15/33 (Call 08/15/32),
(1-year CMT + 3.750%)(a)	4,365	4,866,095
M&T Bank Corp.
4.55%, 08/16/28 (Call 08/16/27),
(1-day SOFR + 1.780%)(a)	2,165	2,063,559
5.05%, 01/27/34 (Call 01/27/33),
(1-day SOFR + 1.850%)(a)	2,750	2,527,617
7.41%, 10/30/29 (Call 10/30/28),
(1-day SOFR + 2.800%)(a)	1,515	1,589,222
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	2,020	1,842,060
4.65%, 01/27/26 (Call 12/27/25)	2,625	2,555,804
4.70%, 01/27/28 (Call 12/27/27)	2,945	2,832,749
5.40%, 11/21/25 (Call 10/21/25)	2,155	2,133,751
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	4,224	4,002,046
1.54%, 07/20/27 (Call 07/20/26),
(1-year CMT + 0.750%)(a)	4,695	4,295,693

Security	Par (000)	Value

Banks (continued)
1.64%, 10/13/27 (Call 10/13/26),
(1-year CMT + 0.670%)(a)	$3,805	$3,465,673
2.05%, 07/17/30	2,985	2,476,366
2.31%, 07/20/32 (Call 07/20/31),
(1-year CMT + 0.950%)(a)	7,464	6,113,794
2.34%, 01/19/28 (Call 01/19/27),
(1-year CMT + 0.830%)(a)	6,270	5,788,692
2.49%, 10/13/32 (Call 10/13/31),
(1-year CMT + 0.970%)(a)	3,164	2,613,841
2.56%, 02/25/30	4,680	4,055,522
2.76%, 09/13/26	3,565	3,361,058
2.85%, 01/19/33 (Call 01/19/32),
(1-year CMT + 1.100%)(a)	4,200	3,541,178
3.20%, 07/18/29	7,974	7,243,336
3.29%, 07/25/27	3,857	3,647,344
3.68%, 02/22/27	4,119	3,970,004
3.74%, 03/07/29	5,824	5,498,784
3.75%, 07/18/39	5,875	5,009,641
3.78%, 03/02/25	5,321	5,234,914
3.84%, 04/17/26 (Call 04/17/25),
(1-year CMT + 1.125%)(a)(b)	3,405	3,339,554
3.85%, 03/01/26	3,364	3,279,433
3.96%, 03/02/28	5,468	5,266,819
4.05%, 09/11/28	4,216	4,080,358
4.08%, 04/19/28 (Call 04/19/27),
(1-year CMT + 1.300%)(a)	3,850	3,720,125
4.15%, 03/07/39(b)	2,181	1,964,235
4.29%, 07/26/38(b)	2,167	1,999,954
4.32%, 04/19/33 (Call 04/19/32),
(1-year CMT + 1.550%)(a)	2,755	2,576,955
5.02%, 07/20/28 (Call 07/20/27),
(1-year CMT + 1.950%)(a)	5,235	5,197,525
5.13%, 07/20/33 (Call 07/20/32),
(1-year CMT + 2.125%)(a)	5,905	5,835,697
5.24%, 04/19/29 (Call 04/19/28),
(1-year CMT + 1.700%)(a)	2,305	2,309,943
5.35%, 09/13/28 (Call 09/13/27),
(1-year CMT + 1.900%)(a)	4,200	4,210,628
5.41%, 04/19/34 (Call 04/19/33),
(1-year CMT + 1.970%)(a)(b)	3,005	3,036,627
5.42%, 02/22/29 (Call 02/22/28),
(1-year CMT + 1.380%)(a)	4,280	4,310,459
5.44%, 02/22/34 (Call 02/22/33),
(1-year CMT + 1.630%)(a)	2,780	2,811,589
5.47%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.125%)(a)	3,120	3,167,353
5.48%, 02/22/31 (Call 02/22/30),
(1-year CMT + 1.530%)(a)	3,085	3,114,666
5.54%, 04/17/26 (Call 04/17/25),
(1-year CMT + 1.500%)(a)	1,695	1,693,315
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26),
(1-year CMT + 0.670%)(a)	3,788	3,460,797
1.55%, 07/09/27 (Call 07/09/26),
(1-year CMT + 0.750%)(a)	4,043	3,701,220
1.98%, 09/08/31 (Call 09/08/30),
(3-mo. SOFR + 1.532%)(a)	3,100	2,513,282
2.17%, 05/22/32 (Call 05/22/31),
(1-year CMT + 0.870%)(a)	1,758	1,418,095
2.20%, 07/10/31 (Call 07/10/30),
(3-mo. SOFR + 1.772%)(a)	4,005	3,312,505

22	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.23%, 05/25/26 (Call 05/25/25),
(3-mo. SOFR + 1.092%)(a)	$3,719	$3,567,452
2.26%, 07/09/32 (Call 07/09/31),
(1-year CMT + 0.900%)(a)(b)	2,240	1,809,734
2.56%, 09/13/31	3,675	2,977,948
2.59%, 05/25/31 (Call 05/25/30),
(3-mo. SOFR + 1.332%)(a)	2,133	1,814,508
2.65%, 05/22/26 (Call 05/22/25),
(1-year CMT + 0.900%)(a)(b)	5,090	4,913,113
2.84%, 09/13/26	2,767	2,607,059
2.87%, 09/13/30 (Call 09/13/29),
(3-mo. SOFR + 1.572%)(a)	1,860	1,635,617
3.15%, 07/16/30 (Call 07/16/29),
(3-mo. SOFR + 1.392%)(a)	3,113	2,792,080
3.17%, 09/11/27	4,613	4,312,668
3.26%, 05/22/30 (Call 05/22/29),
(1-year CMT + 1.250%)(a)	2,020	1,827,222
3.66%, 02/28/27	2,462	2,356,477
4.02%, 03/05/28	5,415	5,205,845
4.25%, 09/11/29 (Call 09/11/28),
(3-mo. SOFR + 1.532%)(a)	3,980	3,813,798
5.38%, 05/26/30 (Call 05/26/29),
(1-year CMT + 1.120%)(a)	2,135	2,135,425
5.41%, 09/13/28 (Call 09/13/27),
(1-year CMT + 2.050%)(a)(b)	2,750	2,761,755
5.58%, 05/26/35 (Call 05/26/34),
(1-year CMT + 1.300%)(a)	2,950	2,957,383
5.67%, 05/27/29 (Call 05/27/28),
(1-year CMT + 1.500%)(a)	2,960	2,999,625
5.67%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.400%)(a)	2,720	2,760,395
5.74%, 05/27/31 (Call 05/27/30),
(1-year CMT + 1.650%)(a)	2,780	2,822,785
5.75%, 05/27/34 (Call 05/27/33),
(1-year CMT + 1.800%)(a)	3,280	3,348,381
5.75%, 07/06/34 (Call 07/06/33),
(1-year CMT + 1.900%)(a)	4,100	4,177,171
5.78%, 07/06/29 (Call 07/06/28),
(1-year CMT + 1.650%)(a)	5,890	5,997,084
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25),
(1-day SOFR + 0.720%)(a)	10,589	9,770,460
1.51%, 07/20/27 (Call 07/20/26),
(1-day SOFR + 0.858%)(a)	11,584	10,594,704
1.59%, 05/04/27 (Call 05/04/26),
(1-day SOFR + 0.879%)(a)	7,158	6,599,268
1.79%, 02/13/32 (Call 02/13/31),
(1-day SOFR + 1.034%)(a)	8,160	6,461,264
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(a)	14,170	11,248,098
2.19%, 04/28/26 (Call 04/28/25),
(1-day SOFR + 1.990%)(a)	13,169	12,673,606
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(a)	10,967	8,841,847
2.48%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.000%)(a)	9,575	8,857,004
2.48%, 09/16/36 (Call 09/16/31),
(1-day SOFR + 1.360%)(a)	14,483	11,381,327
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(a)	10,028	8,213,092

Security	Par (000)	Value

Banks (continued)
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(a)	$15,487	$13,406,442
2.80%, 01/25/52 (Call 01/25/51),
(1-day SOFR + 1.430%)(a)	8,884	5,711,013
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(a)	7,603	6,377,976
3.13%, 07/27/26	12,782	12,187,132
3.22%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.485%)(a)	5,881	4,418,604
3.59%, 07/22/28 (Call 07/22/27)(a)	13,192	12,484,249
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(a)(b)	6,284	5,706,223
3.63%, 01/20/27	11,435	11,024,900
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.402%)(a)	11,604	10,967,258
3.88%, 01/27/26	13,572	13,242,102
3.95%, 04/23/27	8,830	8,498,707
3.97%, 07/22/38 (Call 07/22/37)(a)	10,635	9,065,929
4.00%, 07/23/25	8,408	8,264,295
4.21%, 04/20/28 (Call 04/20/27),
(1-day SOFR + 1.610%)(a)	7,140	6,909,853
4.30%, 01/27/45	9,219	7,990,528
4.35%, 09/08/26	9,854	9,632,268
4.38%, 01/22/47	9,525	8,213,209
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.890%)(a)	11,763	11,295,676
4.46%, 04/22/39 (Call 04/22/38),
(3-mo. SOFR + 1.693%)(a)	6,457	5,829,206
4.68%, 07/17/26 (Call 07/17/25),
(1-day SOFR + 1.669%)(a)	7,615	7,534,581
4.89%, 07/20/33 (Call 07/20/32),
(1-day SOFR + 2.076%)(a)	7,415	7,115,700
5.00%, 11/24/25	9,071	9,017,362
5.05%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 1.295%)(a)	2,720	2,710,336
5.12%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.730%)(a)	6,585	6,545,539
5.16%, 04/20/29 (Call 04/20/28),
(1-day SOFR + 1.590%)(a)	10,740	10,665,146
5.17%, 01/16/30 (Call 01/16/29),
(1-day SOFR + 1.450%)(a)	11,395	11,324,193
5.25%, 04/21/34 (Call 04/21/33),
(1-day SOFR + 1.870%)(a)	12,585	12,352,971
5.30%, 04/20/37 (Call 04/20/32),
(1-day SOFR + 2.620%)(a)	8,360	7,994,660
5.42%, 07/21/34 (Call 07/21/33),
(1-day SOFR + 1.880%)(a)	6,945	6,911,217
5.45%, 07/20/29 (Call 07/20/28),
(1-day SOFR + 1.630%)(a)	3,730	3,745,460
5.47%, 01/18/35 (Call 01/18/34),
(1-day SOFR + 1.730%)(a)	3,165	3,161,810
5.60%, 03/24/51 (Call 03/24/50),
(1-day SOFR + 4.840%)(a)	8,295	8,582,518
5.94%, 02/07/39 (Call 02/07/34),
(5-year CMT + 1.800%)(a)	4,400	4,333,972
5.95%, 01/19/38 (Call 01/19/33),
(5-year CMT + 2.430%)(a)	8,205	8,180,636
6.14%, 10/16/26 (Call 10/16/25),
(1-day SOFR + 1.770%)(a)	1,150	1,163,610
6.25%, 08/09/26	4,946	5,062,034

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.30%, 10/18/28 (Call 10/18/27),
(1-day SOFR + 2.240%)(a)	$6,633	$6,856,143
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(a)	12,590	13,344,236
6.38%, 07/24/42	8,708	9,673,497
6.41%, 11/01/29 (Call 11/01/28),
(1-day SOFR + 1.830%)(a)	5,225	5,451,293
6.63%, 11/01/34 (Call 11/01/33),
(1-day SOFR + 2.050%)(a)	6,820	7,400,754
7.25%, 04/01/32	10,594	12,072,702
Morgan Stanley Bank NA
4.75%, 04/21/26 (Call 03/21/26)	7,403	7,357,004
4.95%, 01/14/28 (Call 01/14/27),
(1-day SOFR + 1.080%)(a)	5,130	5,101,147
5.48%, 07/16/25 (Call 06/16/25)	5,135	5,155,550
5.88%, 10/30/26 (Call 09/30/26)	8,445	8,599,543
National Australia Bank Ltd.
4.75%, 12/10/25	2,635	2,622,515
4.79%, 01/10/29	2,750	2,731,804
National Australia Bank Ltd./New York
2.50%, 07/12/26	5,496	5,185,185
3.38%, 01/14/26	4,524	4,388,438
3.50%, 06/09/25	315	308,671
3.91%, 06/09/27	365	353,858
4.90%, 06/13/28	3,020	3,012,989
4.94%, 01/12/28	3,715	3,713,426
4.97%, 01/12/26	3,019	3,013,395
5.20%, 05/13/25	3,185	3,186,646
National Bank of Canada, 5.60%, 12/18/28	2,790	2,817,487
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26),
(1-year CMT + 0.900%)(a)	5,940	5,429,395
3.03%, 11/28/35 (Call 08/28/30),
(5-year CMT + 2.350%)(a)	4,598	3,786,064
3.07%, 05/22/28 (Call 05/22/27),
(1-year CMT + 2.550%)(a)	4,852	4,503,370
4.45%, 05/08/30 (Call 05/08/29),
(3-mo. LIBOR US + 1.871%)(a)	2,894	2,737,830
4.80%, 04/05/26	7,313	7,222,514
4.89%, 05/18/29 (Call 05/18/28),
(3-mo. LIBOR US + 1.754%)(a)	6,705	6,524,422
5.08%, 01/27/30 (Call 01/27/29),
(3-mo. LIBOR US + 1.905%)(a)	8,110	7,928,669
5.52%, 09/30/28 (Call 09/30/27),
(1-year CMT + 2.270%)(a)	3,080	3,077,442
5.58%, 03/01/28 (Call 03/01/27),
(1-year CMT + 1.100%)(a)(b)	2,000	2,001,565
5.78%, 03/01/35 (Call 03/01/34),
(1-year CMT + 1.500%)(a)	2,000	1,997,842
5.81%, 09/13/29 (Call 09/13/28),
(1-year CMT + 1.950%)(a)	3,630	3,666,595
5.85%, 03/02/27 (Call 03/02/26),
(1-year CMT + 1.350%)(a)	2,715	2,725,764
6.02%, 03/02/34 (Call 03/02/33),
(1-year CMT + 2.100%)(a)	1,670	1,702,681
7.47%, 11/10/26 (Call 11/10/25),
(1-year CMT + 2.850%)(a)	6,055	6,220,803
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	4,026	3,393,237
3.15%, 05/03/29 (Call 02/03/29)(b)	2,887	2,671,996

Security	Par (000)	Value

Banks (continued)
3.38%, 05/08/32 (Call 05/08/27),
(3-mo. LIBOR US + 1.131%)(a)	$3,916	$3,632,005
3.65%, 08/03/28 (Call 05/03/28)	1,070	1,023,088
3.95%, 10/30/25	4,051	3,973,502
4.00%, 05/10/27 (Call 04/10/27)	8,560	8,313,373
6.13%, 11/02/32 (Call 08/02/32)	2,686	2,821,219
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	3,020	2,818,987
0.50%, 02/02/26	3,545	3,270,676
2.88%, 05/23/25	915	891,336
3.63%, 09/09/27(b)	1,745	1,694,996
4.13%, 01/20/26	1,875	1,852,732
4.13%, 01/18/29	600	592,946
4.25%, 03/01/28(b)	2,185	2,166,059
4.63%, 11/03/25	1,405	1,398,820
5.00%, 10/23/26	1,720	1,737,113
PNC Bank NA
2.70%, 10/22/29	3,772	3,249,969
3.10%, 10/25/27 (Call 09/25/27)	4,848	4,503,751
3.25%, 06/01/25 (Call 05/02/25)	4,057	3,948,670
3.25%, 01/22/28 (Call 12/23/27)	3,874	3,597,423
3.88%, 04/10/25 (Call 03/10/25)	2,846	2,791,828
4.05%, 07/26/28	5,689	5,380,576
4.20%, 11/01/25 (Call 10/02/25)	2,288	2,234,232
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	3,301	2,995,586
2.31%, 04/23/32 (Call 04/23/31),
(1-day SOFR + 0.979%)(a)	3,598	2,928,417
2.55%, 01/22/30 (Call 10/24/29)	8,052	6,909,452
2.60%, 07/23/26 (Call 05/23/26)	3,136	2,948,291
3.15%, 05/19/27 (Call 04/19/27)	4,032	3,794,862
3.45%, 04/23/29 (Call 01/23/29)	6,265	5,784,941
4.63%, 06/06/33 (Call 06/06/32),
(1-day SOFR + 1.850%)(a)	3,062	2,836,548
4.76%, 01/26/27 (Call 01/26/26),
(1-day SOFR + 1.085%)(a)	5,255	5,191,946
5.07%, 01/24/34 (Call 01/24/33),
(1-day SOFR + 1.933%)(a)	6,850	6,581,282
5.30%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.342%)(a)	4,165	4,159,785
5.35%, 12/02/28 (Call 12/02/27),
(1-day SOFR + 1.620%)(a)	4,185	4,182,864
5.58%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 1.841%)(a)	4,130	4,156,197
5.68%, 01/22/35 (Call 01/22/34),
(1-day SOFR + 1.902%)(a)	2,740	2,746,423
5.81%, 06/12/26 (Call 06/12/25),
(1-day SOFR + 1.322%)(a)	3,370	3,374,340
5.94%, 08/18/34 (Call 08/18/33),
(1-day SOFR + 1.946%)(a)	4,205	4,281,453
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(a)	5,200	5,338,240
6.62%, 10/20/27 (Call 10/20/26),
(1-day SOFR + 1.730%)(a)	4,285	4,399,431
6.88%, 10/20/34 (Call 10/20/33),
(1-day SOFR + 2.284%)(a)	9,850	10,677,093
Regions Bank/Birmingham AL, 6.45%, 06/26/37	2,495	2,536,562
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	920	783,534
2.25%, 05/18/25 (Call 04/18/25)	2,705	2,590,105

24	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
7.38%, 12/10/37	$1,803	$2,027,248
Royal Bank of Canada
0.88%, 01/20/26	4,714	4,363,903
1.15%, 06/10/25	5,766	5,477,819
1.15%, 07/14/26	4,932	4,505,762
1.20%, 04/27/26	7,135	6,565,944
1.40%, 11/02/26	3,723	3,383,366
2.05%, 01/21/27	1,815	1,675,026
2.30%, 11/03/31	5,475	4,484,073
3.38%, 04/14/25	1,930	1,890,112
3.63%, 05/04/27	4,954	4,747,725
3.88%, 05/04/32	3,040	2,769,143
4.24%, 08/03/27	5,349	5,211,331
4.65%, 01/27/26	5,957	5,897,557
4.88%, 01/12/26	4,375	4,357,194
4.88%, 01/19/27	4,210	4,189,203
4.90%, 01/12/28	3,555	3,543,298
4.95%, 04/25/25	3,325	3,316,557
4.95%, 02/01/29	2,250	2,235,237
5.00%, 02/01/33	6,180	6,074,468
5.00%, 05/02/33(b)	3,310	3,259,238
5.15%, 02/01/34	2,510	2,468,836
5.20%, 07/20/26	4,235	4,248,244
5.20%, 08/01/28	3,380	3,398,363
6.00%, 11/01/27	3,065	3,156,013
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1-day SOFR + 1.249%)(a)	3,790	3,427,567
3.24%, 10/05/26 (Call 08/05/26)	3,904	3,658,008
3.45%, 06/02/25 (Call 05/02/25)	4,029	3,907,020
4.40%, 07/13/27 (Call 04/14/27)	3,403	3,261,305
4.50%, 07/17/25 (Call 04/17/25)	4,616	4,525,218
5.81%, 09/09/26 (Call 09/09/25),
(1-day SOFR + 2.328%)(a)	1,940	1,935,365
6.17%, 01/09/30 (Call 01/09/29),
(1-day SOFR + 2.500%)(a)	2,065	2,058,225
6.50%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 2.356%)(a)	3,525	3,579,799
6.57%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.700%)(a)	1,665	1,695,771
7.66%, 11/09/31 (Call 11/09/30),
(1-day SOFR + 3.280%)(a)	2,395	2,558,378
Santander U.K. Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25),
(1-year CMT + 1.250%)(a)	4,292	4,020,389
1.67%, 06/14/27 (Call 06/14/26),
(1-day SOFR + 0.989%)(a)	5,217	4,742,505
2.47%, 01/11/28 (Call 01/11/27),
(1-day SOFR + 1.220%)(a)	4,378	3,986,868
2.90%, 03/15/32 (Call 03/15/31),
(1-day SOFR + 1.475%)(a)	1,105	930,715
3.82%, 11/03/28 (Call 11/03/27),
(3-mo. LIBOR US + 1.400%)(a)	4,176	3,897,998
6.53%, 01/10/29 (Call 01/10/28),
(1-day SOFR + 2.600%)(a)	4,045	4,149,119
6.83%, 11/21/26 (Call 11/21/25),
(1-day SOFR + 2.749%)(a)	2,290	2,323,703
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26),
(1-day SOFR + 0.560%)(a)	1,495	1,368,436

Security	Par (000)	Value

Banks (continued)
2.20%, 02/07/28 (Call 02/07/27),
(1-day SOFR + 0.730%)(a)	$2,145	$1,973,259
2.20%, 03/03/31	3,520	2,910,016
2.40%, 01/24/30	3,468	3,031,149
2.62%, 02/07/33 (Call 02/07/32),
(1-day SOFR + 1.002%)(a)	2,945	2,444,419
2.65%, 05/19/26(b)	3,631	3,452,939
2.90%, 03/30/26 (Call 03/30/25),
(1-day SOFR + 2.600%)(a)	1,964	1,912,526
3.03%, 11/01/34 (Call 11/01/29),
(1-day SOFR + 1.490%)(a)	2,505	2,209,656
3.15%, 03/30/31 (Call 03/30/30),
(1-day SOFR + 2.650%)(a)	1,981	1,761,577
3.55%, 08/18/25	5,427	5,316,752
4.14%, 12/03/29 (Call 12/03/28),
(3-mo. SOFR + 1.292%)(a)	1,918	1,838,124
4.16%, 08/04/33 (Call 08/04/32),
(1-day SOFR + 1.726%)(a)	2,810	2,594,832
4.42%, 05/13/33 (Call 05/13/32),
(1-day SOFR + 1.605%)(a)	2,105	1,985,136
4.82%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.567%)(a)(b)	2,275	2,193,068
5.10%, 05/18/26 (Call 05/18/25),
(1-day SOFR + 1.130%)(a)	4,040	4,025,044
5.16%, 05/18/34 (Call 05/18/33),
(1-day SOFR + 1.890%)(a)(b)	3,395	3,351,207
5.27%, 08/03/26 (Call 07/03/26)	4,865	4,880,884
5.68%, 11/21/29 (Call 11/21/28),
(1-day SOFR + 1.484%)(a)	4,155	4,247,980
5.75%, 11/04/26 (Call 11/04/25),
(1-day SOFR + 1.353%)(a)	1,960	1,968,525
5.82%, 11/04/28 (Call 11/04/27),
(1-day SOFR + 1.715%)(a)	2,010	2,056,278
6.12%, 11/21/34 (Call 11/21/33),
(1-day SOFR + 1.958%)(a)	3,185	3,292,850
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25(b)	3,800	3,715,174
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	1,970	1,821,562
1.40%, 09/17/26	8,550	7,788,760
1.47%, 07/08/25	4,034	3,834,579
1.71%, 01/12/31	2,625	2,089,689
1.90%, 09/17/28	8,580	7,464,827
2.13%, 07/08/30	5,735	4,767,134
2.14%, 09/23/30	3,016	2,476,994
2.17%, 01/14/27	1,749	1,614,846
2.22%, 09/17/31	2,895	2,348,168
2.30%, 01/12/41	840	565,724
2.47%, 01/14/29(b)	1,615	1,436,573
2.63%, 07/14/26	8,863	8,366,989
2.72%, 09/27/29	1,826	1,607,926
2.75%, 01/15/30	5,565	4,865,514
2.93%, 09/17/41	3,730	2,773,983
3.01%, 10/19/26	6,088	5,763,661
3.04%, 07/16/29	9,445	8,490,192
3.05%, 01/14/42	2,185	1,647,115
3.20%, 09/17/29	1,716	1,543,040
3.35%, 10/18/27	3,779	3,564,335
3.36%, 07/12/27	2,986	2,829,900
3.45%, 01/11/27	4,062	3,890,148
3.54%, 01/17/28	3,726	3,529,057

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.78%, 03/09/26	$6,916	$6,727,051
3.94%, 07/19/28(b)	3,574	3,420,575
4.31%, 10/16/28(b)	3,902	3,817,609
5.46%, 01/13/26	4,925	4,940,281
5.52%, 01/13/28	8,160	8,288,819
5.71%, 01/13/30	5,030	5,153,819
5.72%, 09/14/28	5,050	5,162,718
5.77%, 01/13/33	6,130	6,324,415
5.78%, 07/13/33	2,425	2,507,739
5.80%, 07/13/28	2,770	2,845,043
5.81%, 09/14/33	5,710	5,914,585
5.85%, 07/13/30	2,780	2,862,486
5.88%, 07/13/26	2,420	2,455,616
6.18%, 07/13/43	480	525,676
Synchrony Bank
5.40%, 08/22/25 (Call 07/22/25)	3,880	3,834,820
5.63%, 08/23/27 (Call 07/23/27)	3,357	3,266,323
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	915	881,397
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)(b)	405	397,843
Toronto-Dominion Bank (The)
0.75%, 09/11/25	4,250	3,982,207
0.75%, 01/06/26	6,970	6,447,019
1.15%, 06/12/25	3,320	3,151,388
1.20%, 06/03/26	6,465	5,931,267
1.25%, 09/10/26	6,338	5,774,638
1.95%, 01/12/27(b)	3,270	3,009,701
2.00%, 09/10/31	4,898	3,985,821
2.45%, 01/12/32	3,575	2,955,242
2.80%, 03/10/27	4,565	4,281,229
3.20%, 03/10/32	6,315	5,508,872
3.63%, 09/15/31 (Call 09/15/26),
(5-year USD Swap + 2.205%)(a)	6,381	6,089,707
3.77%, 06/06/25	6,065	5,956,873
4.11%, 06/08/27	5,685	5,517,213
4.46%, 06/08/32	4,890	4,661,058
4.69%, 09/15/27	6,055	5,985,913
5.10%, 01/09/26	1,130	1,131,458
5.16%, 01/10/28	4,190	4,202,546
5.26%, 12/11/26	2,710	2,726,508
5.52%, 07/17/28	4,905	4,983,478
5.53%, 07/17/26	4,475	4,514,722
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	3,738	3,591,733
2.25%, 03/11/30 (Call 12/11/29)	5,255	4,316,269
3.30%, 05/15/26 (Call 04/15/26)	5,119	4,875,155
3.63%, 09/16/25 (Call 08/16/25)	6,004	5,824,761
3.80%, 10/30/26 (Call 09/30/26)	4,221	4,031,135
4.05%, 11/03/25 (Call 09/03/25)	3,210	3,141,322
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	3,742	3,256,902
1.20%, 08/05/25 (Call 07/03/25)	3,094	2,910,295
1.27%, 03/02/27 (Call 03/02/26),
(1-day SOFR + 0.609%)(a)	3,756	3,447,622
1.89%, 06/07/29 (Call 06/07/28),
(1-day SOFR + 0.862%)(a)	4,370	3,753,167
1.95%, 06/05/30 (Call 03/05/30)	2,870	2,344,129
3.70%, 06/05/25 (Call 05/05/25)	3,834	3,749,602
3.88%, 03/19/29 (Call 02/16/29)	3,096	2,851,120
4.00%, 05/01/25 (Call 03/01/25)	3,112	3,055,673

Security	Par (000)	Value

Banks (continued)
4.12%, 06/06/28 (Call 06/06/27),
(1-day SOFR + 1.368%)(a)	$3,315	$3,185,060
4.26%, 07/28/26 (Call 07/28/25),
(1-day SOFR + 1.456%)(a)	4,316	4,227,714
4.87%, 01/26/29 (Call 01/26/28),
(1-day SOFR + 1.435%)(a)	3,960	3,853,948
4.92%, 07/28/33 (Call 07/28/32),
(1-day SOFR + 2.240%)(a)	6,400	5,881,159
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(a)	2,625	2,489,211
5.44%, 01/24/30 (Call 01/24/29),
(1-day SOFR + 1.620%)(a)	3,135	3,103,782
5.71%, 01/24/35 (Call 01/24/34),
(1-day SOFR + 1.922%)(a)	3,385	3,356,466
5.87%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.361%)(a)	3,695	3,694,493
5.90%, 10/28/26 (Call 10/28/25),
(1-day SOFR + 1.626%)(a)	3,920	3,928,682
6.05%, 06/08/27 (Call 06/08/26),
(1-day SOFR + 2.050%)(a)	2,690	2,716,084
6.12%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.300%)(a)	4,818	4,898,068
7.16%, 10/30/29 (Call 10/30/28),
(1-day SOFR + 2.446%)(a)	3,415	3,615,173
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	3,228	2,558,520
1.45%, 05/12/25 (Call 04/11/25)(b)	5,371	5,139,382
2.22%, 01/27/28 (Call 01/27/27),
(1-day SOFR + 0.730%)(a)	4,460	4,085,058
2.49%, 11/03/36 (Call 11/03/31),
(5-year CMT + 0.950%)(a)	7,520	5,812,570
2.68%, 01/27/33 (Call 01/27/32),
(1-day SOFR + 1.020%)(a)	6,083	4,965,060
3.00%, 07/30/29 (Call 04/30/29)	3,349	2,965,790
3.10%, 04/27/26 (Call 03/27/26)(b)	3,996	3,815,559
3.90%, 04/26/28 (Call 03/24/28)	5,144	4,923,534
3.95%, 11/17/25 (Call 10/17/25)	3,295	3,223,659
4.55%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 1.660%)(a)	6,780	6,619,578
4.65%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.230%)(a)(b)	4,665	4,533,490
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(a)	5,145	4,842,485
4.97%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.110%)(a)	7,930	7,420,448
5.38%, 01/23/30 (Call 01/23/29),
(1-day SOFR + 1.560%)(a)	3,160	3,142,182
5.68%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.860%)(a)	7,420	7,403,372
5.73%, 10/21/26 (Call 10/21/25),
(1-day SOFR + 1.430%)(a)	5,630	5,653,749
5.78%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.020%)(a)	2,295	2,318,470
5.84%, 06/12/34 (Call 06/10/33),
(1-day SOFR + 2.260%)(a)	2,750	2,771,311
5.85%, 10/21/33 (Call 10/21/32),
(1-day SOFR + 2.090%)(a)	9,430	9,522,011
6.79%, 10/26/27 (Call 10/26/26),
(1-day SOFR + 1.880%)(a)	2,615	2,701,105
Series V, 2.38%, 07/22/26 (Call 06/22/26)	5,737	5,376,265
Series X, 3.15%, 04/27/27 (Call 03/27/27)	5,007	4,727,458

26	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
UBS AG/London
1.25%, 06/01/26	$400	$366,791
4.50%, 06/26/48	575	526,340
5.65%, 09/11/28	3,880	3,957,339
5.80%, 09/11/25	4,345	4,375,713
UBS Group AG
3.75%, 03/26/25	9,194	9,003,571
4.55%, 04/17/26	8,049	7,905,665
4.88%, 05/15/45	7,862	7,249,139
Wachovia Corp.
5.50%, 08/01/35	8,145	8,011,347
7.57%, 08/01/26(e)	475	498,157
Webster Financial Corp., 4.10%, 03/25/29
(Call 12/25/28)	1,705	1,549,031
Wells Fargo & Co.
2.19%, 04/30/26 (Call 04/30/25),
(1-day SOFR + 2.000%)(a)	9,076	8,708,570
2.39%, 06/02/28 (Call 06/02/27),
(1-day SOFR + 2.100%)(a)	11,301	10,308,215
2.57%, 02/11/31 (Call 02/11/30),
(3-mo. SOFR + 1.262%)(a)	13,618	11,616,114
2.88%, 10/30/30 (Call 10/30/29),
(3-mo. SOFR + 1.432%)(a)	13,206	11,571,751
3.00%, 04/22/26	13,645	13,019,541
3.00%, 10/23/26	15,133	14,298,743
3.07%, 04/30/41 (Call 04/30/40),
(1-day SOFR + 2.530%)(a)	15,375	11,363,183
3.20%, 06/17/27 (Call 06/17/26),
(3-mo. SOFR + 1.432%)(a)	9,758	9,287,957
3.35%, 03/02/33 (Call 03/02/32),
(1-day SOFR + 1.500%)(a)	11,630	9,978,629
3.53%, 03/24/28 (Call 03/24/27),
(1-day SOFR + 1.510%)(a)	13,035	12,359,140
3.55%, 09/29/25	11,020	10,735,546
3.58%, 05/22/28 (Call 05/22/27),
(3-mo. SOFR + 1.572%)(a)	14,554	13,785,048
3.90%, 05/01/45	9,621	7,703,383
3.91%, 04/25/26 (Call 04/25/25),
(1-day SOFR + 1.320%)(a)	10,100	9,905,086
4.10%, 06/03/26	10,137	9,869,121
4.15%, 01/24/29 (Call 10/24/28)	12,162	11,640,330
4.30%, 07/22/27	8,491	8,242,512
4.40%, 06/14/46	8,902	7,304,243
4.48%, 04/04/31 (Call 04/04/30),
(3-mo. SOFR + 4.032%)(a)	7,912	7,529,879
4.54%, 08/15/26 (Call 08/15/25),
(1-day SOFR + 1.560%)(a)	4,090	4,033,773
4.61%, 04/25/53 (Call 04/25/52),
(1-day SOFR + 2.130%)(a)	13,195	11,513,023
4.65%, 11/04/44	8,903	7,662,599
4.75%, 12/07/46	8,490	7,337,747
4.81%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.980%)(a)	9,725	9,552,992
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(a)	15,075	14,422,202
4.90%, 11/17/45	8,923	7,917,961
5.01%, 04/04/51 (Call 04/04/50),
(3-mo. SOFR + 4.502%)(a)	22,246	20,577,706
5.20%, 01/23/30 (Call 01/23/29),
(1-day SOFR + 1.500%)(a)	9,355	9,274,354
5.38%, 02/07/35	1,480	1,493,705

Security	Par (000)	Value

Banks (continued)
5.38%, 11/02/43	$8,333	$7,951,478
5.39%, 04/24/34 (Call 04/24/33),
(1-day SOFR + 2.020%)(a)	11,640	11,450,943
5.50%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.780%)(a)	6,485	6,444,273
5.56%, 07/25/34 (Call 07/25/33),
(1-day SOFR + 1.990%)(a)	13,994	13,940,646
5.57%, 07/25/29 (Call 07/25/28),
(1-day SOFR + 1.740%)(a)	11,485	11,564,956
5.61%, 01/15/44	10,315	10,029,761
5.95%, 12/01/86 (Call 12/15/36)	1,691	1,722,302
6.00%, 10/28/25 (Call 04/28/24)(b)	430	428,487
6.30%, 10/23/29 (Call 10/23/28),
(1-day SOFR + 1.790%)(a)	8,405	8,710,863
6.49%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 2.060%)(a)	12,200	12,975,395
Series B, 7.95%, 11/15/29	1,104	1,229,561
Wells Fargo Bank NA
4.81%, 01/15/26 (Call 12/15/25)	4,590	4,565,761
5.25%, 12/11/26 (Call 11/09/26)	8,855	8,886,612
5.45%, 08/07/26 (Call 07/07/26)	8,250	8,322,684
5.55%, 08/01/25 (Call 07/01/25)	8,250	8,283,965
5.85%, 02/01/37	3,689	3,774,999
5.95%, 08/26/36(b)	3,262	3,332,789
6.60%, 01/15/38	5,151	5,551,363
Westpac Banking Corp.
1.15%, 06/03/26	7,570	6,956,123
1.95%, 11/20/28	5,395	4,732,108
2.15%, 06/03/31	4,590	3,802,798
2.65%, 01/16/30	3,329	2,950,631
2.67%, 11/15/35 (Call 11/15/30),
(5-year CMT + 1.750%)(a)	3,984	3,246,210
2.70%, 08/19/26	4,621	4,381,996
2.85%, 05/13/26	7,695	7,352,921
2.96%, 11/16/40	4,008	2,736,757
3.02%, 11/18/36 (Call 11/18/31),
(5-year CMT + 1.530%)(a)	5,640	4,591,390
3.13%, 11/18/41	3,774	2,609,119
3.35%, 03/08/27	4,515	4,317,951
3.40%, 01/25/28	4,690	4,441,142
3.74%, 08/26/25	230	225,542
4.04%, 08/26/27(b)	2,196	2,148,797
4.11%, 07/24/34 (Call 07/24/29),
(5-year CMT + 2.000%)(a)	5,048	4,611,067
4.32%, 11/23/31 (Call 11/23/26),
(5-year USD ICE Swap + 2.236%)(a)	6,008	5,768,981
4.42%, 07/24/39	4,141	3,584,626
5.41%, 08/10/33 (Call 08/10/32),
(1-year CMT + 2.680%)(a)	1,655	1,619,849
5.46%, 11/18/27	5,662	5,756,611
5.51%, 11/17/25	4,170	4,201,364
5.54%, 11/17/28	4,205	4,304,950
6.82%, 11/17/33	2,885	3,093,653
Wintrust Financial Corp., 4.85%, 06/06/29	797	718,870
Zions Bancorp. NA, 3.25%, 10/29/29
(Call 07/29/29)	2,151	1,754,203

		5,606,717,398

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	$4,490	$4,377,658
4.70%, 02/01/36 (Call 08/01/35)	21,403	20,483,595
4.90%, 02/01/46 (Call 08/01/45)	36,986	34,523,850
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	4,498	4,058,724
4.70%, 02/01/36 (Call 08/01/35)	3,301	3,147,128
4.90%, 02/01/46 (Call 08/01/45)	6,354	5,871,363
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	4,611	4,261,029
3.75%, 07/15/42(b)	370	302,406
4.00%, 04/13/28 (Call 01/13/28)	10,445	10,125,440
4.35%, 06/01/40 (Call 12/01/39)	5,374	4,805,868
4.38%, 04/15/38 (Call 10/15/37)	4,923	4,502,744
4.44%, 10/06/48 (Call 04/06/48)	7,960	6,967,326
4.60%, 04/15/48 (Call 10/15/47)	1,534	1,377,943
4.75%, 01/23/29 (Call 10/23/28)	16,038	15,929,517
4.75%, 04/15/58 (Call 10/15/57)(b)	2,320	2,087,133
4.90%, 01/23/31 (Call 10/23/30)	4,969	4,994,806
4.95%, 01/15/42	5,630	5,370,042
5.45%, 01/23/39 (Call 07/23/38)	8,265	8,410,948
5.55%, 01/23/49 (Call 07/23/48)	15,900	16,283,582
5.80%, 01/23/59 (Call 07/23/58)	7,716	8,148,577
5.88%, 06/15/35	1,450	1,543,547
8.00%, 11/15/39	1,980	2,481,030
8.20%, 01/15/39	5,051	6,495,592
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	570	558,410
4.00%, 04/15/38 (Call 10/15/37)	1,016	891,661
4.50%, 07/15/45 (Call 01/15/45)	1,570	1,393,224
4.75%, 04/15/33 (Call 01/15/33)	2,250	2,218,141
Coca-Cola Co. (The)
1.00%, 03/15/28	4,154	3,618,811
1.38%, 03/15/31	4,150	3,322,093
1.45%, 06/01/27	3,917	3,544,029
1.50%, 03/05/28	3,537	3,141,018
1.65%, 06/01/30	4,969	4,150,046
2.00%, 03/05/31	3,696	3,091,674
2.13%, 09/06/29	5,043	4,437,074
2.25%, 01/05/32	9,045	7,615,917
2.50%, 06/01/40	4,318	3,084,318
2.50%, 03/15/51	6,035	3,769,427
2.60%, 06/01/50	6,884	4,429,810
2.75%, 06/01/60(b)	3,526	2,234,577
2.88%, 05/05/41	3,700	2,776,466
2.90%, 05/25/27	3,912	3,711,353
3.00%, 03/05/51	4,090	2,861,214
3.38%, 03/25/27	5,297	5,103,044
3.45%, 03/25/30	6,273	5,851,371
4.20%, 03/25/50	2,936	2,593,154
Coca-Cola Consolidated Inc., 3.80%, 11/25/25
(Call 08/25/25)	3,564	3,481,716
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	4,208	3,275,371
2.75%, 01/22/30 (Call 10/22/29)	3,518	3,110,864
5.25%, 11/26/43	2,442	2,370,557
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	710	579,049
2.88%, 05/01/30 (Call 02/01/30)	2,645	2,322,418

Security	Par (000)	Value

Beverages (continued)
3.15%, 08/01/29 (Call 05/01/29)	$3,712	$3,367,682
3.50%, 05/09/27 (Call 02/09/27)	2,570	2,442,480
3.60%, 02/15/28 (Call 11/15/27)	2,335	2,206,256
3.70%, 12/06/26 (Call 09/06/26)	3,955	3,806,039
3.75%, 05/01/50 (Call 11/01/49)	2,390	1,788,014
4.10%, 02/15/48 (Call 08/15/47)	2,431	1,945,981
4.35%, 05/09/27 (Call 04/09/27)	2,675	2,615,623
4.40%, 11/15/25 (Call 09/15/25)	2,869	2,825,988
4.50%, 05/09/47 (Call 11/09/46)	2,175	1,832,166
4.65%, 11/15/28 (Call 08/15/28)	2,942	2,883,309
4.75%, 12/01/25	2,437	2,410,189
4.75%, 05/09/32 (Call 02/09/32)(b)	815	787,302
4.80%, 01/15/29 (Call 12/15/28)	1,645	1,620,376
4.90%, 05/01/33 (Call 02/01/33)	3,205	3,111,267
5.00%, 02/02/26 (Call 03/11/24)	800	794,974
5.25%, 11/15/48 (Call 05/15/48)	2,340	2,203,804
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	4,666	4,400,554
2.00%, 04/29/30 (Call 01/29/30)	5,266	4,437,769
2.13%, 04/29/32 (Call 01/29/32)	3,753	3,032,493
2.38%, 10/24/29 (Call 07/24/29)	2,325	2,041,287
3.88%, 05/18/28 (Call 02/18/28)	2,639	2,547,075
3.88%, 04/29/43 (Call 10/29/42)	2,362	1,997,812
5.20%, 10/24/25	3,725	3,726,487
5.30%, 10/24/27 (Call 09/24/27)	4,545	4,597,861
5.38%, 10/05/26 (Call 09/05/26)	3,580	3,607,971
5.50%, 01/24/33 (Call 10/24/32)	3,942	4,047,479
5.63%, 10/05/33 (Call 07/05/33)	2,700	2,802,793
5.88%, 09/30/36	2,660	2,836,572
Diageo Investment Corp.
4.25%, 05/11/42	1,012	897,712
7.45%, 04/15/35	1,980	2,341,383
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	1,070	790,920
4.38%, 05/10/43	340	298,014
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	2,653	2,202,831
2.55%, 09/15/26 (Call 06/15/26)	2,458	2,305,100
3.20%, 05/01/30 (Call 02/01/30)	2,324	2,095,695
3.35%, 03/15/51 (Call 09/15/50)	2,735	1,901,449
3.40%, 11/15/25 (Call 08/15/25)	3,964	3,839,213
3.43%, 06/15/27 (Call 03/15/27)	2,958	2,815,511
3.80%, 05/01/50 (Call 11/01/49)	3,115	2,369,037
3.95%, 04/15/29 (Call 02/15/29)	4,785	4,555,229
4.05%, 04/15/32 (Call 01/15/32)	3,725	3,455,097
4.42%, 05/25/25 (Call 03/25/25)	1,890	1,869,344
4.42%, 12/15/46 (Call 06/15/46)	2,017	1,702,261
4.50%, 11/15/45 (Call 05/15/45)	2,760	2,379,536
4.50%, 04/15/52 (Call 10/15/51)	3,370	2,859,931
4.60%, 05/25/28 (Call 02/25/28)	1,830	1,802,655
5.09%, 05/25/48 (Call 11/25/47)	240	224,911
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	6,521	6,210,736
4.20%, 07/15/46 (Call 01/15/46)	7,262	5,916,364
5.00%, 05/01/42	4,587	4,262,431
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	3,740	2,990,014
1.63%, 05/01/30 (Call 02/01/30)	4,608	3,830,486
1.95%, 10/21/31 (Call 07/21/31)(b)	5,215	4,268,856
2.25%, 03/19/25 (Call 02/19/25)	8,811	8,556,951
2.38%, 10/06/26 (Call 07/06/26)	4,657	4,387,515

28	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.63%, 03/19/27 (Call 01/19/27)	$3,368	$3,166,831
2.63%, 07/29/29 (Call 04/29/29)	4,398	3,962,013
2.63%, 10/21/41 (Call 04/21/41)	4,875	3,493,359
2.75%, 04/30/25 (Call 01/30/25)	3,156	3,073,689
2.75%, 03/19/30 (Call 12/19/29)	6,128	5,466,637
2.75%, 10/21/51 (Call 04/21/51)	4,395	2,887,934
2.85%, 02/24/26 (Call 11/24/25)	4,234	4,071,837
2.88%, 10/15/49 (Call 04/15/49)	4,737	3,258,910
3.00%, 10/15/27 (Call 07/15/27)	5,606	5,284,724
3.38%, 07/29/49 (Call 01/29/49)	3,075	2,313,067
3.45%, 10/06/46 (Call 04/06/46)	5,009	3,877,868
3.50%, 07/17/25 (Call 04/17/25)	3,941	3,860,432
3.50%, 03/19/40 (Call 09/19/39)	735	603,460
3.60%, 02/18/28 (Call 01/18/28)	4,155	3,994,957
3.60%, 08/13/42	1,280	1,027,421
3.63%, 03/19/50 (Call 09/19/49)	4,614	3,634,616
3.88%, 03/19/60 (Call 09/19/59)	605	483,103
3.90%, 07/18/32 (Call 04/18/32)	5,315	4,988,914
4.00%, 03/05/42	1,075	951,262
4.00%, 05/02/47 (Call 11/02/46)	3,095	2,610,396
4.20%, 07/18/52 (Call 01/18/52)	3,045	2,636,999
4.25%, 10/22/44 (Call 04/22/44)	530	459,551
4.45%, 05/15/28 (Call 04/15/28)(b)	3,205	3,198,566
4.45%, 02/15/33 (Call 11/15/32)(b)	3,190	3,154,324
4.45%, 04/14/46 (Call 10/14/45)	2,475	2,238,563
4.55%, 02/13/26 (Call 01/13/26)	2,971	2,953,601
4.65%, 02/15/53 (Call 08/15/52)	3,115	2,894,929
4.88%, 11/01/40	1,430	1,415,506
5.13%, 11/10/26 (Call 10/10/26)	2,945	2,964,230
5.25%, 11/10/25	4,575	4,594,310
5.50%, 01/15/40	150	156,622
7.00%, 03/01/29	4,635	5,108,789
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29 (Call 01/16/29)	1,580	1,565,818
4.65%, 02/16/27 (Call 01/16/27)	1,520	1,508,847
4.70%, 02/16/34 (Call 11/16/33)(b)	1,530	1,504,569

		523,300,094

Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	7,763	6,753,508
2.00%, 01/15/32 (Call 10/15/31)	5,500	4,409,608
2.20%, 02/21/27 (Call 12/21/26)	3,527	3,249,796
2.30%, 02/25/31 (Call 11/25/30)	5,821	4,871,288
2.45%, 02/21/30 (Call 11/21/29)	3,712	3,226,859
2.60%, 08/19/26 (Call 05/19/26)	6,630	6,257,724
2.77%, 09/01/53 (Call 03/01/53)	5,325	3,244,126
2.80%, 08/15/41 (Call 02/15/41)	6,325	4,503,728
3.00%, 02/22/29 (Call 12/22/28)	1,365	1,252,619
3.00%, 01/15/52 (Call 07/15/51)(b)	6,497	4,342,692
3.13%, 05/01/25 (Call 02/01/25)	5,689	5,547,147
3.15%, 02/21/40 (Call 08/21/39)	7,822	5,867,190
3.20%, 11/02/27 (Call 08/02/27)	4,052	3,808,309
3.35%, 02/22/32 (Call 11/22/31)	2,866	2,534,479
3.38%, 02/21/50 (Call 08/21/49)	7,675	5,474,654
4.05%, 08/18/29 (Call 06/18/29)	6,545	6,256,637
4.20%, 03/01/33 (Call 12/01/32)	3,790	3,509,038
4.20%, 02/22/52 (Call 08/22/51)	3,339	2,704,534
4.40%, 05/01/45 (Call 11/01/44)	8,799	7,510,367
4.40%, 02/22/62 (Call 08/22/61)	4,081	3,279,012
4.56%, 06/15/48 (Call 12/15/47)	6,769	5,861,183
4.66%, 06/15/51 (Call 12/15/50)	11,570	10,035,269

Security	Par (000)	Value

Biotechnology (continued)
4.88%, 03/01/53 (Call 09/01/52)	$4,185	$3,755,044
4.95%, 10/01/41	3,787	3,528,734
5.15%, 03/02/28 (Call 02/02/28)	15,070	15,099,850
5.15%, 11/15/41 (Call 05/15/41)	4,210	4,008,072
5.25%, 03/02/25	10,290	10,270,498
5.25%, 03/02/30 (Call 01/02/30)	11,685	11,772,329
5.25%, 03/02/33 (Call 12/02/32)	16,125	16,077,079
5.51%, 03/02/26 (Call 03/11/24)	410	409,587
5.60%, 03/02/43 (Call 09/02/42)	11,670	11,707,960
5.65%, 06/15/42 (Call 12/15/41)	1,770	1,783,566
5.65%, 03/02/53 (Call 09/02/52)	14,515	14,522,369
5.75%, 03/15/40	320	324,987
5.75%, 03/02/63 (Call 09/02/62)	9,090	9,093,690
6.38%, 06/01/37	1,375	1,476,038
6.40%, 02/01/39	2,920	3,158,229
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	4,175	4,099,581
5.25%, 06/23/45 (Call 12/23/44)	2,048	1,972,032
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	7,250	6,066,811
3.15%, 05/01/50 (Call 11/01/49)	8,146	5,378,967
3.25%, 02/15/51 (Call 08/15/50)	4,851	3,308,678
4.05%, 09/15/25 (Call 06/15/25)	8,254	8,091,526
5.20%, 09/15/45 (Call 03/15/45)	1,172	1,102,969
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	2,226	2,099,414
3.70%, 03/15/32 (Call 12/15/31)	3,545	3,157,500
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	4,417	3,885,461
1.65%, 10/01/30 (Call 07/01/30)	3,748	3,057,483
2.60%, 10/01/40 (Call 04/01/40)	4,606	3,210,360
2.80%, 10/01/50 (Call 04/01/50)	6,605	4,251,766
2.95%, 03/01/27 (Call 12/01/26)	6,439	6,081,556
3.65%, 03/01/26 (Call 12/01/25)	9,168	8,904,103
4.00%, 09/01/36 (Call 03/01/36)	3,763	3,329,282
4.15%, 03/01/47 (Call 09/01/46)	7,610	6,279,377
4.50%, 02/01/45 (Call 08/01/44)	5,495	4,831,752
4.60%, 09/01/35 (Call 03/01/35)	4,843	4,585,291
4.75%, 03/01/46 (Call 09/01/45)	9,113	8,264,448
4.80%, 04/01/44 (Call 10/01/43)	5,031	4,619,648
5.25%, 10/15/33 (Call 07/15/33)(b)	2,775	2,807,135
5.55%, 10/15/53 (Call 04/15/53)	3,050	3,110,873
5.65%, 12/01/41 (Call 06/01/41)	4,267	4,342,078
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	765	627,631
5.75%, 12/13/27 (Call 11/13/27)	2,915	2,935,936
5.80%, 12/12/25 (Call 11/12/25)	3,025	3,024,147
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	5,482	4,425,567
2.80%, 09/15/50 (Call 03/15/50)	4,103	2,556,278
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	3,074	2,878,358
1.75%, 09/02/27 (Call 07/02/27)	4,356	3,872,537
2.15%, 09/02/31 (Call 06/02/31)(b)	2,719	2,171,329
2.20%, 09/02/30 (Call 06/02/30)	3,319	2,731,964
3.30%, 09/02/40 (Call 03/02/40)	3,787	2,774,186
3.35%, 09/02/51 (Call 03/02/51)	2,940	1,909,238
3.55%, 09/02/50 (Call 03/02/50)	4,282	2,914,662
		351,147,723

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials — 0.1%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)	$2,678	$2,488,712
2.70%, 02/15/31 (Call 11/15/30)	3,440	2,932,369
2.72%, 02/15/30 (Call 11/15/29)	9,138	7,997,079
3.38%, 04/05/40 (Call 10/05/39)	6,955	5,365,393
3.58%, 04/05/50 (Call 10/05/49)	7,431	5,475,891
5.80%, 11/30/25	5,570	5,610,004
5.90%, 03/15/34 (Call 12/15/33)	1,990	2,077,607
6.20%, 03/15/54 (Call 09/15/53)	970	1,057,513
Eagle Materials Inc., 2.50%, 07/01/31
(Call 04/01/31)	2,200	1,826,036
Fortune Brands Innovations Inc.
3.25%, 09/15/29 (Call 06/15/29)	3,467	3,132,162
4.00%, 06/15/25 (Call 03/15/25)	2,285	2,242,121
4.00%, 03/25/32 (Call 12/25/31)	1,965	1,782,165
4.50%, 03/25/52 (Call 09/25/51)	2,392	1,943,278
5.88%, 06/01/33 (Call 03/01/33)	2,074	2,106,654
Johnson Controls International PLC
3.90%, 02/14/26 (Call 11/14/25)	3,151	3,070,711
4.50%, 02/15/47 (Call 08/15/46)	2,572	2,209,078
4.63%, 07/02/44 (Call 01/02/44)	2,190	1,912,642
4.95%, 07/02/64 (Call 01/02/64)(e)	1,812	1,610,181
5.13%, 09/14/45 (Call 03/14/45)	617	574,134
6.00%, 01/15/36	829	870,920
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	2,755	2,247,135
2.00%, 09/16/31 (Call 06/16/31)	2,005	1,610,465
4.90%, 12/01/32 (Call 09/01/32)	1,620	1,590,465
Lafarge SA, 7.13%, 07/15/36	910	1,008,280
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	1,660	1,564,942
1.70%, 08/01/27 (Call 06/01/27)	1,353	1,212,670
5.50%, 09/15/28 (Call 08/15/28)	2,150	2,170,004
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	2,080	1,728,078
3.20%, 07/15/51 (Call 01/15/51)	3,480	2,408,748
3.45%, 06/01/27 (Call 03/01/27)	1,443	1,376,145
3.50%, 12/15/27 (Call 09/15/27)	3,804	3,609,070
4.25%, 12/15/47 (Call 06/15/47)	3,155	2,621,905
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	2,826	2,444,350
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	2,737	2,376,759
2.00%, 10/01/30 (Call 07/01/30)	2,579	2,098,415
2.00%, 02/15/31 (Call 11/15/30)	1,300	1,055,636
3.13%, 02/15/51 (Call 08/15/50)	1,621	1,079,561
3.50%, 11/15/27 (Call 08/15/27)	2,568	2,413,844
4.50%, 05/15/47 (Call 11/15/46)(b)	2,070	1,728,634
Mohawk Industries Inc.
3.63%, 05/15/30 (Call 02/15/30)(b)	1,700	1,546,909
5.85%, 09/18/28 (Call 08/18/28)(b)	1,825	1,861,961
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	2,868	2,737,040
3.88%, 06/01/30 (Call 03/01/30)	1,725	1,590,040
3.95%, 08/15/29 (Call 05/15/29)	3,653	3,445,993
4.30%, 07/15/47 (Call 01/15/47)	3,126	2,561,551
4.40%, 01/30/48 (Call 07/30/47)	1,949	1,602,856
7.00%, 12/01/36	1,465	1,627,249
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (Call 01/21/26)	2,392	2,311,500
3.80%, 03/21/29 (Call 12/21/28)	3,630	3,431,420

Security	Par (000)	Value

Building Materials (continued)
4.50%, 03/21/49 (Call 09/21/48)	$1,635	$1,447,297
4.65%, 11/01/44 (Call 05/01/44)	1,263	1,133,433
5.25%, 03/03/33 (Call 12/03/32)	575	580,541
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	2,388	2,277,178
4.30%, 02/21/48 (Call 08/21/47)	1,103	948,742
5.75%, 06/15/43	2,312	2,389,390
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	3,835	3,495,087
3.90%, 04/01/27 (Call 01/01/27)	1,480	1,433,858
4.50%, 04/01/25 (Call 01/01/25)	1,687	1,669,055
4.50%, 06/15/47 (Call 12/15/46)	3,224	2,788,296
4.70%, 03/01/48 (Call 09/01/47)	1,878	1,681,788
5.80%, 03/01/26 (Call 03/01/24)	620	620,000

		135,810,940

Chemicals — 0.4%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	3,765	3,559,616
1.85%, 05/15/27 (Call 03/15/27)	5,927	5,417,307
2.05%, 05/15/30 (Call 02/15/30)	3,722	3,164,657
2.70%, 05/15/40 (Call 11/15/39)	2,851	2,052,347
2.80%, 05/15/50 (Call 11/15/49)	4,412	2,930,722
4.60%, 02/08/29 (Call 01/08/29)	3,890	3,840,746
4.75%, 02/08/31 (Call 12/08/30)	3,940	3,893,308
4.80%, 03/03/33 (Call 12/03/32)	3,195	3,151,809
4.85%, 02/08/34 (Call 11/08/33)	3,800	3,725,857
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)	2,360	2,318,438
5.05%, 06/01/32 (Call 03/01/32)(b)	1,210	1,148,811
5.45%, 12/01/44 (Call 06/01/44)	2,690	2,447,481
5.65%, 06/01/52 (Call 12/01/51)	1,470	1,317,825
Cabot Corp.
4.00%, 07/01/29 (Call 04/01/29)	560	522,470
5.00%, 06/30/32 (Call 03/30/32)	2,290	2,205,829
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	2,454	2,222,240
6.05%, 03/15/25	4,045	4,054,370
6.17%, 07/15/27 (Call 06/15/27)	9,075	9,214,099
6.33%, 07/15/29 (Call 05/15/29)	1,945	1,998,737
6.35%, 11/15/28 (Call 10/15/28)	3,915	4,029,877
6.38%, 07/15/32 (Call 04/15/32)	3,410	3,501,131
6.55%, 11/15/30 (Call 09/15/30)	4,095	4,249,549
6.70%, 11/15/33 (Call 08/15/33)	3,690	3,873,958
CF Industries Inc.
4.95%, 06/01/43	3,920	3,467,747
5.15%, 03/15/34	3,466	3,358,301
5.38%, 03/15/44	2,692	2,506,795
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(b)	1,281	1,069,070
3.60%, 11/15/50 (Call 05/15/50)	2,301	1,673,893
4.25%, 10/01/34 (Call 04/01/34)	2,824	2,598,027
4.38%, 11/15/42 (Call 05/15/42)	6,976	5,888,764
4.63%, 10/01/44 (Call 04/01/44)	2,355	2,041,866
4.80%, 11/30/28 (Call 08/30/28)	3,467	3,440,363
4.80%, 05/15/49 (Call 11/15/48)	3,085	2,678,331
5.15%, 02/15/34 (Call 11/15/33)	1,385	1,364,077
5.25%, 11/15/41 (Call 05/15/41)	5,741	5,376,535
5.55%, 11/30/48 (Call 05/30/48)	3,538	3,440,000
5.60%, 02/15/54 (Call 08/15/53)	1,045	1,024,466
6.30%, 03/15/33 (Call 12/15/32)(b)	875	937,062
6.90%, 05/15/53 (Call 11/15/52)	1,795	2,051,659

30	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
7.38%, 11/01/29	$4,069	$4,510,774
9.40%, 05/15/39	2,012	2,683,333
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	10,980	10,852,243
4.73%, 11/15/28 (Call 08/15/28)	10,097	10,043,840
5.32%, 11/15/38 (Call 05/15/38)	6,620	6,548,680
5.42%, 11/15/48 (Call 05/15/48)	7,694	7,553,325
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	5,084	4,992,620
4.50%, 12/01/28 (Call 09/01/28)	1,326	1,286,994
4.65%, 10/15/44 (Call 04/15/44)	3,943	3,332,601
4.80%, 09/01/42 (Call 03/01/42)	2,782	2,439,088
5.63%, 02/20/34 (Call 11/20/33)(b)	1,330	1,321,510
5.75%, 03/08/33 (Call 12/08/32)	1,665	1,678,886
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	3,180	2,516,026
1.65%, 02/01/27 (Call 01/01/27)	1,667	1,523,694
2.13%, 02/01/32 (Call 11/01/31)	2,930	2,400,065
2.13%, 08/15/50 (Call 02/15/50)	1,138	657,274
2.70%, 11/01/26 (Call 08/01/26)	4,749	4,501,289
2.70%, 12/15/51 (Call 06/15/51)	2,685	1,695,925
2.75%, 08/18/55 (Call 02/18/55)	5,679	3,529,839
3.25%, 12/01/27 (Call 09/01/27)	2,665	2,523,565
3.95%, 12/01/47 (Call 06/01/47)	610	506,604
4.80%, 03/24/30 (Call 12/24/29)	3,128	3,122,423
5.25%, 01/15/28 (Call 12/15/27)	3,290	3,337,578
5.50%, 12/08/41(b)	105	106,791
EIDP Inc.
1.70%, 07/15/25 (Call 06/15/25)	4,930	4,686,658
2.30%, 07/15/30 (Call 04/15/30)	3,342	2,860,440
4.50%, 05/15/26 (Call 04/15/26)	1,490	1,467,237
4.80%, 05/15/33 (Call 02/15/33)(b)	420	410,987
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	2,098	1,966,220
3.45%, 10/01/29 (Call 07/01/29)	2,161	1,920,200
4.50%, 10/01/49 (Call 04/01/49)	2,335	1,735,503
5.15%, 05/18/26 (Call 04/18/26)(b)	2,055	2,028,140
5.65%, 05/18/33 (Call 02/18/33)(b)	2,175	2,105,724
6.38%, 05/18/53 (Call 11/18/52)(b)	2,295	2,240,107
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	2,310	1,903,587
4.50%, 05/01/29 (Call 02/01/29)	3,650	3,467,632
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	2,260	1,688,850
4.45%, 09/26/28 (Call 06/26/28)	1,405	1,357,262
5.00%, 09/26/48 (Call 03/26/48)	2,217	1,858,996
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	4,832	3,866,068
2.00%, 08/10/50 (Call 02/10/50)	2,015	1,130,894
3.20%, 01/30/26 (Call 10/30/25)	4,979	4,825,866
3.55%, 11/07/42 (Call 05/07/42)	2,192	1,750,529
4.70%, 12/05/25 (Call 11/05/25)	5,460	5,435,013
Lubrizol Corp. (The), 6.50%, 10/01/34	632	714,200
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	4,060	3,560,741
5.25%, 07/15/43	884	810,838
LYB International Finance II BV, 3.50%,
03/02/27 (Call 12/02/26)	940	895,017
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	3,337	3,119,429
2.25%, 10/01/30 (Call 07/01/30)(b)	2,382	1,983,048

Security	Par (000)	Value

Chemicals (continued)
3.38%, 10/01/40 (Call 04/01/40)	$3,418	$2,531,604
3.63%, 04/01/51 (Call 10/01/50)	4,176	2,900,767
3.80%, 10/01/60 (Call 04/01/60)(b)	3,436	2,324,311
4.20%, 10/15/49 (Call 04/15/49)	3,958	3,054,876
4.20%, 05/01/50 (Call 11/01/49)	4,212	3,254,299
5.50%, 03/01/34 (Call 12/01/33)	3,295	3,269,968
5.63%, 05/15/33 (Call 02/15/33)	2,685	2,720,711
LyondellBasell Industries NV, 4.63%, 02/26/55
(Call 08/26/54)	3,812	3,130,498
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	1,160	1,114,616
4.88%, 11/15/41 (Call 05/15/41)	1,090	951,406
5.38%, 11/15/28 (Call 10/15/28)	1,500	1,508,733
5.45%, 11/15/33 (Call 05/15/33)	1,517	1,499,031
5.63%, 11/15/43 (Call 05/15/43)	923	884,446
NewMarket Corp., 2.70%, 03/18/31
(Call 12/18/30)	1,981	1,644,815
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	1,769	1,564,337
3.00%, 04/01/25 (Call 01/01/25)	3,670	3,569,697
3.95%, 05/13/50 (Call 11/13/49)	1,645	1,280,931
4.00%, 12/15/26 (Call 09/15/26)	2,699	2,614,482
4.13%, 03/15/35 (Call 09/15/34)	1,990	1,792,137
4.20%, 04/01/29 (Call 01/01/29)	3,165	3,040,438
4.90%, 03/27/28 (Call 02/27/28)	1,847	1,831,848
4.90%, 06/01/43 (Call 12/01/42)	2,439	2,203,684
5.00%, 04/01/49 (Call 10/01/48)	2,664	2,404,038
5.25%, 01/15/45 (Call 07/15/44)	2,057	1,913,987
5.63%, 12/01/40	1,021	998,647
5.80%, 03/27/53 (Call 09/27/52)	1,450	1,451,467
5.88%, 12/01/36	2,054	2,101,984
5.95%, 11/07/25	2,930	2,954,647
6.13%, 01/15/41 (Call 07/15/40)	305	312,980
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	4,355	4,025,125
2.55%, 06/15/30 (Call 03/15/30)	1,147	989,556
2.80%, 08/15/29 (Call 05/15/29)	1,895	1,698,542
3.75%, 03/15/28 (Call 12/15/27)	4,561	4,367,965
Rohm & Haas Co., 7.85%, 07/15/29	2,484	2,757,998
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	1,845	1,556,840
3.75%, 03/15/27 (Call 12/15/26)	2,915	2,781,378
4.25%, 01/15/48 (Call 07/15/47)(b)	1,186	953,370
4.55%, 03/01/29 (Call 12/01/28)	1,739	1,673,089
5.25%, 06/01/45 (Call 12/01/44)	1,350	1,238,785
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	2,962	2,396,659
2.30%, 05/15/30 (Call 02/15/30)	2,153	1,830,268
2.90%, 03/15/52 (Call 09/15/51)	2,720	1,754,668
2.95%, 08/15/29 (Call 05/15/29)	3,777	3,396,716
3.30%, 05/15/50 (Call 11/15/49)	2,290	1,602,557
3.45%, 08/01/25 (Call 05/01/25)	2,834	2,761,614
3.45%, 06/01/27 (Call 03/01/27)	7,555	7,194,791
3.80%, 08/15/49 (Call 02/15/49)	2,700	2,082,898
3.95%, 01/15/26 (Call 10/15/25)	2,611	2,555,060
4.00%, 12/15/42 (Call 06/15/42)	1,210	987,570
4.25%, 08/08/25	2,650	2,608,976
4.50%, 06/01/47 (Call 12/01/46)	5,193	4,482,560
4.55%, 08/01/45 (Call 02/01/45)	1,132	974,468
Westlake Corp.
2.88%, 08/15/41 (Call 02/15/41)	1,398	951,983

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
3.13%, 08/15/51 (Call 02/15/51)	$3,080	$1,939,933
3.38%, 06/15/30 (Call 03/15/30)	1,865	1,665,867
3.38%, 08/15/61 (Call 02/15/61)(b)	2,504	1,550,611
3.60%, 08/15/26 (Call 05/15/26)	3,974	3,824,323
4.38%, 11/15/47 (Call 05/15/47)	1,975	1,622,555
5.00%, 08/15/46 (Call 02/15/46)	3,000	2,669,031

		392,933,434

Coal — 0.0%
Teck Resources Ltd.
3.90%, 07/15/30 (Call 04/15/30)	265	241,655
5.20%, 03/01/42 (Call 09/01/41)	1,178	1,062,090
5.40%, 02/01/43 (Call 08/01/42)	473	438,319
6.00%, 08/15/40 (Call 02/15/40)	2,130	2,109,298
6.13%, 10/01/35	1,794	1,833,522
6.25%, 07/15/41 (Call 01/15/41)	1,716	1,734,943

		7,419,827

Commercial Services — 0.3%
American University (The), Series 2019,
3.67%, 04/01/49(b)	2,410	1,943,861
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	6,507	5,270,508
1.70%, 05/15/28 (Call 03/15/28)	4,630	4,122,035
3.38%, 09/15/25 (Call 06/15/25)	6,426	6,278,009
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	2,773	2,442,355
3.88%, 08/15/30 (Call 05/15/30)	2,403	2,166,470
5.25%, 10/01/25 (Call 07/01/25)	1,349	1,338,897
Brown University, Series A, 2.92%, 09/01/50
(Call 03/01/50)	1,975	1,387,629
California Endowment (The), Series 2021,
2.50%, 04/01/51 (Call 10/01/50)	3,233	2,001,290
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/19)	674	469,108
4.32%, 08/01/45	842	765,168
4.70%, 11/01/2111	1,709	1,521,456
Case Western Reserve University, 5.41%,
06/01/2122 (Call 12/01/21)	1,283	1,231,047
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	1,915	1,874,689
3.70%, 04/01/27 (Call 01/01/27)	6,147	5,953,611
4.00%, 05/01/32 (Call 02/01/32)	2,465	2,308,615
Claremont Mckenna College, 3.78%,
01/01/2122 (Call 07/01/21)	510	341,467
Duke University
Series 2020, 2.68%, 10/01/44	1,516	1,107,171
Series 2020, 2.76%, 10/01/50	1,583	1,090,052
Series 2020, 2.83%, 10/01/55	2,560	1,738,525
Emory University
Series 2020, 2.14%, 09/01/30
(Call 06/01/30)	358	305,268
Series 2020, 2.97%, 09/01/50
(Call 03/01/50)(b)	1,953	1,359,988
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	5,375	4,389,092
2.60%, 12/15/25 (Call 11/15/25)	2,257	2,150,486
3.10%, 05/15/30 (Call 02/15/30)	3,606	3,179,335
5.10%, 12/15/27 (Call 11/15/27)	3,160	3,146,221
5.10%, 06/01/28 (Call 05/01/28)	2,600	2,584,060

Security	Par (000)	Value

Commercial Services (continued)
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50
(Call 12/01/49)	$2,670	$1,673,512
Series 2020, 2.82%, 06/01/70
(Call 12/01/69)(b)	2,857	1,698,560
George Washington University (The)
4.87%, 09/15/45	1,805	1,730,654
Series 2014, 4.30%, 09/15/44	870	760,736
Series 2018, 4.13%, 09/15/48
(Call 03/15/48)	3,341	2,853,212
Georgetown University (The)
5.12%, 04/01/53 (Call 10/01/52)	20	20,033
Series 20A, 2.94%, 04/01/50
(Call 10/01/49)	1,514	1,030,658
Series A, 5.22%, (Call 04/01/18)	916	847,748
Series B, 4.32%, 04/01/49 (Call 10/01/48)	1,473	1,296,863
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	3,152	2,901,672
2.15%, 01/15/27 (Call 12/15/26)	3,607	3,310,323
2.90%, 05/15/30 (Call 02/15/30)	3,569	3,074,367
2.90%, 11/15/31 (Call 08/15/31)	3,379	2,819,550
3.20%, 08/15/29 (Call 05/15/29)	5,962	5,313,753
4.15%, 08/15/49 (Call 02/15/49)	2,854	2,176,500
4.45%, 06/01/28 (Call 03/01/28)	2,440	2,351,873
4.80%, 04/01/26 (Call 01/01/26)	4,327	4,269,692
4.95%, 08/15/27 (Call 07/15/27)	1,669	1,652,675
5.30%, 08/15/29 (Call 06/15/29)	2,220	2,190,240
5.40%, 08/15/32 (Call 05/15/32)	3,285	3,240,880
5.95%, 08/15/52 (Call 02/15/52)(b)	3,215	3,159,882
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	3,184	2,919,566
2.65%, 07/15/31 (Call 04/15/31)	3,222	2,616,985
Howard University, 5.21%, 10/01/52
(Call 10/01/32)	978	893,428
Johns Hopkins University
4.71%, 07/01/32 (Call 04/01/32)	1,430	1,438,064
Series 2013, 4.08%, 07/01/53	2,373	2,082,025
Series A, 2.81%, 01/01/60
(Call 07/01/59)(b)	1,415	912,898
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	1,280	1,148,648
2.41%, 06/01/50 (Call 12/01/49)	1,985	1,276,090
3.65%, 05/01/48 (Call 11/01/47)	2,731	2,257,433
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	1,498	1,092,030
3.89%, 07/01/2116	568	428,051
3.96%, 07/01/38	819	741,404
4.68%,	2,428	2,214,372
5.60%,	2,910	3,128,609
Series F, 2.99%, 07/01/50 (Call 01/01/50)	2,656	1,919,133
Series G, 2.29%, 07/01/51
(Call 01/01/51)(b)	1,584	979,263
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)(b)	3,822	3,089,956
2.75%, 08/19/41 (Call 02/19/41)	3,325	2,335,074
3.10%, 11/29/61 (Call 05/29/61)	2,645	1,692,026
3.25%, 01/15/28 (Call 10/15/27)	2,954	2,779,320
3.25%, 05/20/50 (Call 11/20/49)	1,903	1,348,867
3.75%, 03/24/25 (Call 02/24/25)	1,070	1,052,059
3.75%, 02/25/52 (Call 08/25/51)(b)	1,380	1,067,950
4.25%, 02/01/29 (Call 11/01/28)	3,076	2,979,527

32	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
4.25%, 08/08/32 (Call 05/08/32)	$2,665	$2,517,349
4.88%, 12/17/48 (Call 06/17/48)	2,025	1,868,178
5.25%, 07/15/44	1,821	1,781,376
Northeastern University, Series 2020, 2.89%, 10/01/50(b)	1,541	1,065,025
Northwestern University 4.64%, 12/01/44	1,490	1,416,373
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	1,499	1,181,680
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)(b)	2,899	1,914,500
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	5,764	5,518,626
2.30%, 06/01/30 (Call 03/01/30)	4,954	4,214,158
2.65%, 10/01/26 (Call 08/01/26)	5,936	5,597,305
2.85%, 10/01/29 (Call 07/01/29)	6,839	6,098,635
3.25%, 06/01/50 (Call 12/01/49)(b)	2,647	1,841,395
3.90%, 06/01/27 (Call 05/01/27)	950	918,403
4.40%, 06/01/32 (Call 03/01/32)(b)	4,885	4,685,627
5.05%, 06/01/52 (Call 12/01/51)(b)	4,630	4,344,443
5.25%, 06/01/62 (Call 12/01/61)	1,735	1,615,065
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	2,404	1,572,823
3.15%, 07/15/46 (Call 01/15/46)	1,570	1,174,140
3.30%, 07/15/56 (Call 01/15/56)	1,846	1,367,284
3.75%, 11/15/52 (Call 05/15/52)	230	191,355
4.88%, 10/15/40	745	734,915
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	2,126	1,701,789
2.90%, 10/01/30 (Call 07/01/30)	3,485	3,021,493
3.05%, 10/01/41 (Call 04/01/41)	2,465	1,732,010
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	2,589	2,311,394
4.00%, 03/18/29 (Call 12/18/28)	6,897	6,587,040
4.75%, 05/20/32 (Call 02/20/32)	760	746,337
Rockefeller Foundation (The), Series 2020,
2.49%, 10/01/50 (Call 04/01/50)	4,789	3,051,025
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)(b)	3,238	2,583,746
2.30%, 08/15/60 (Call 02/15/60)	3,595	1,942,395
2.45%, 03/01/27 (Call 02/01/27)	2,925	2,726,554
2.50%, 12/01/29 (Call 09/01/29)	3,072	2,706,837
2.70%, 03/01/29 (Call 01/01/29)	4,505	4,074,205
2.90%, 03/01/32 (Call 12/01/31)	3,341	2,877,101
2.95%, 01/22/27 (Call 10/22/26)	3,926	3,720,080
3.25%, 12/01/49 (Call 06/01/49)	3,743	2,666,610
3.70%, 03/01/52 (Call 09/01/51)	3,725	2,880,209
3.90%, 03/01/62 (Call 09/01/61)	1,134	882,548
4.25%, 05/01/29 (Call 02/01/29)	4,675	4,533,228
4.75%, 08/01/28 (Call 05/01/28)	5,090	5,069,609
5.25%, 09/15/33 (Call 06/15/33)(c)	1,427	1,441,849
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	2,256	1,670,699
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	2,464	1,960,895
Trustees of Boston College, 3.13%, 07/01/52	1,723	1,249,747
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	1,612	1,376,770
Trustees of Princeton University (The)
4.20%, 03/01/52 (Call 09/01/51)(b)	1,120	1,014,563

Security	Par (000)	Value

Commercial Services (continued)
5.70%, 03/01/39	$2,490	$2,711,191
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)(b)	2,862	1,904,639
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/18)(b)	2,233	1,543,182
4.67%, 09/01/2112	100	89,747
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	1,223	761,588
UL Solutions Inc., 6.50%, 10/20/28 (Call 09/20/28)(c)	1,050	1,084,545
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	995	698,662
4.00%, 10/01/53 (Call 04/01/53)	1,924	1,597,479
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	1,477	1,137,080
Series C, 2.55%, 04/01/50 (Call 10/01/49)	2,071	1,383,346
University of Miami, 4.06%, 04/01/52	1,027	865,031
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	2,430	1,939,738
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	2,104	1,647,208
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	1,795	1,225,375
3.03%, 10/01/39	3,714	2,935,042
4.98%, 10/01/53 (Call 04/01/53)	1,155	1,159,467
5.25%, 10/01/2111	893	881,675
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	2,113	1,761,985
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	2,225	1,550,145
Series A, 3.23%, 10/01/2120 (Call 04/01/20)	1,359	826,207
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	2,346	1,717,880
4.00%, 06/15/25 (Call 03/15/25)	1,818	1,785,916
4.13%, 03/15/29 (Call 12/15/28)	3,218	3,087,971
5.50%, 06/15/45 (Call 12/15/44)	1,545	1,473,802
5.75%, 04/01/33 (Call 01/01/33)	2,520	2,603,019
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	3,206	2,485,881
4.35%, 04/15/2122 (Call 10/15/21)	1,169	973,776
William Marsh Rice University
3.57%, 05/15/45	985	803,145
3.77%, 05/15/55(b)	1,465	1,180,705
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	2,967	2,830,009
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	1,479	1,234,763
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)(b)	1,378	883,951

		318,144,112

Computers — 0.6%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	2,901	2,461,839
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	5,953	5,596,037
0.70%, 02/08/26 (Call 01/08/26)	8,210	7,589,243
1.13%, 05/11/25 (Call 04/11/25)	8,746	8,351,670
1.20%, 02/08/28 (Call 12/08/27)	6,917	6,078,712
1.25%, 08/20/30 (Call 05/20/30)	7,082	5,731,553

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
1.40%, 08/05/28 (Call 06/05/28)	$7,865	$6,874,013
1.65%, 05/11/30 (Call 02/11/30)	7,463	6,239,914
1.65%, 02/08/31 (Call 11/08/30)	5,540	4,561,796
1.70%, 08/05/31 (Call 05/05/31)	5,758	4,688,937
2.05%, 09/11/26 (Call 07/11/26)	8,647	8,084,083
2.20%, 09/11/29 (Call 06/11/29)	5,185	4,579,263
2.38%, 02/08/41 (Call 08/08/40)	4,700	3,305,692
2.40%, 08/20/50 (Call 02/20/50)(b)	3,541	2,203,755
2.45%, 08/04/26 (Call 05/04/26)	9,941	9,409,915
2.55%, 08/20/60 (Call 02/20/60)	11,242	6,944,954
2.65%, 05/11/50 (Call 11/11/49)	8,861	5,758,783
2.65%, 02/08/51 (Call 08/08/50)	8,210	5,291,124
2.70%, 08/05/51 (Call 02/05/51)	8,494	5,516,236
2.80%, 02/08/61 (Call 08/08/60)	4,343	2,761,201
2.85%, 08/05/61 (Call 02/05/61)	3,745	2,377,771
2.90%, 09/12/27 (Call 06/12/27)	7,616	7,183,340
2.95%, 09/11/49 (Call 03/11/49)	7,723	5,386,073
3.00%, 06/20/27 (Call 03/20/27)	5,990	5,681,394
3.00%, 11/13/27 (Call 08/13/27)	7,517	7,109,939
3.20%, 05/13/25	9,010	8,818,417
3.20%, 05/11/27 (Call 02/11/27)	7,702	7,348,928
3.25%, 02/23/26 (Call 11/23/25)	13,368	12,968,500
3.25%, 08/08/29 (Call 06/08/29)	5,530	5,170,457
3.35%, 02/09/27 (Call 11/09/26)	10,070	9,687,712
3.35%, 08/08/32 (Call 05/08/32)	7,545	6,849,859
3.45%, 02/09/45	9,571	7,602,191
3.75%, 09/12/47 (Call 03/12/47)	4,989	4,052,284
3.75%, 11/13/47 (Call 05/13/47)	6,252	5,084,862
3.85%, 05/04/43	12,058	10,314,906
3.85%, 08/04/46 (Call 02/04/46)	8,749	7,305,146
3.95%, 08/08/52 (Call 02/08/52)	7,520	6,240,805
4.00%, 05/10/28 (Call 04/10/28)	2,870	2,810,149
4.10%, 08/08/62 (Call 02/08/62)	5,025	4,209,484
4.15%, 05/10/30 (Call 03/10/30)	3,000	2,945,337
4.25%, 02/09/47 (Call 08/09/46)	3,706	3,325,331
4.30%, 05/10/33 (Call 02/10/33)(b)	3,310	3,267,699
4.38%, 05/13/45	7,884	7,193,746
4.45%, 05/06/44(b)	3,332	3,114,207
4.50%, 02/23/36 (Call 08/23/35)	4,968	4,882,664
4.65%, 02/23/46 (Call 08/23/45)	14,629	13,824,804
4.85%, 05/10/53 (Call 11/10/52)(b)	3,420	3,341,328
Booz Allen Hamilton Inc., 5.95%, 08/04/33 (Call 05/04/33)	742	763,504
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	2,681	2,431,181
2.30%, 09/14/31 (Call 06/14/31)	2,743	2,194,202
Dell Inc.
6.50%, 04/15/38	2,275	2,379,128
7.10%, 04/15/28(b)	2,765	2,973,002
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)	5,845	4,258,621
3.45%, 12/15/51 (Call 06/15/51)	3,454	2,364,615
4.90%, 10/01/26 (Call 08/01/26)	8,864	8,783,055
5.25%, 02/01/28 (Call 01/01/28)	1,490	1,500,479
5.30%, 10/01/29 (Call 07/01/29)	6,635	6,647,580
5.75%, 02/01/33 (Call 11/01/32)(b)	2,180	2,238,647
5.85%, 07/15/25 (Call 06/15/25)	5,455	5,479,017
6.02%, 06/15/26 (Call 03/15/26)	5,485	5,545,457
6.10%, 07/15/27 (Call 05/15/27)(b)	3,190	3,272,789
6.20%, 07/15/30 (Call 04/15/30)	2,853	2,985,122
8.10%, 07/15/36 (Call 01/15/36)	3,572	4,280,443

Security	Par (000)	Value

Computers (continued)
8.35%, 07/15/46 (Call 01/15/46)	$1,415	$1,792,297
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	3,355	3,046,248
2.38%, 09/15/28 (Call 07/15/28)	3,087	2,661,416
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	3,500	3,211,558
2.20%, 03/15/31 (Call 12/15/30)	3,369	2,786,034
Genpact Luxembourg SARL/Genpact
USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	775	714,409
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	1,456	1,353,252
4.90%, 10/15/25 (Call 07/15/25)	10,086	10,021,135
5.25%, 07/01/28 (Call 06/01/28)(b)	2,565	2,569,101
6.10%, 04/01/26 (Call 04/01/24)	540	540,190
6.20%, 10/15/35 (Call 04/15/35)	3,730	3,894,355
6.35%, 10/15/45 (Call 04/15/45)	6,357	6,571,089
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(b)	311	285,738
2.20%, 06/17/25 (Call 05/17/25)	6,176	5,928,641
2.65%, 06/17/31 (Call 03/17/31)	4,685	3,909,417
3.00%, 06/17/27 (Call 04/17/27)	4,144	3,871,240
3.40%, 06/17/30 (Call 03/17/30)(b)	30	27,006
4.00%, 04/15/29 (Call 02/15/29)	4,290	4,085,538
4.20%, 04/15/32 (Call 01/15/32)	1,890	1,742,566
4.75%, 01/15/28 (Call 12/15/27)	3,850	3,810,597
5.50%, 01/15/33 (Call 10/15/32)(b)	5,235	5,237,076
6.00%, 09/15/41	5,452	5,575,066
IBM International Capital Pte Ltd.
4.60%, 02/05/27 (Call 01/05/27)	3,650	3,604,877
4.60%, 02/05/29 (Call 01/05/29)	3,690	3,619,205
4.70%, 02/05/26	4,170	4,136,819
4.75%, 02/05/31 (Call 12/05/30)	3,270	3,186,605
4.90%, 02/05/34 (Call 11/05/33)	2,980	2,889,857
5.25%, 02/05/44 (Call 08/05/43)	2,750	2,635,051
5.30%, 02/05/54 (Call 08/05/53)	5,820	5,585,541
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	5,394	4,869,062
1.95%, 05/15/30 (Call 02/15/30)	6,090	5,095,155
2.20%, 02/09/27 (Call 01/09/27)	3,360	3,105,894
2.72%, 02/09/32 (Call 11/09/31)	2,075	1,797,224
2.85%, 05/15/40 (Call 11/15/39)	1,038	754,851
2.95%, 05/15/50 (Call 11/15/49)	2,419	1,593,489
3.30%, 05/15/26	10,454	10,064,858
3.30%, 01/27/27	2,673	2,553,621
3.43%, 02/09/52 (Call 08/09/51)	3,360	2,393,159
3.45%, 02/19/26	6,336	6,146,443
3.50%, 05/15/29	10,415	9,721,623
4.00%, 07/27/25	3,010	2,963,622
4.00%, 06/20/42	2,841	2,362,037
4.15%, 07/27/27 (Call 06/27/27)	3,648	3,554,370
4.15%, 05/15/39	7,939	6,921,196
4.25%, 05/15/49	10,135	8,488,942
4.40%, 07/27/32 (Call 04/27/32)	3,590	3,428,580
4.50%, 02/06/26(b)	3,400	3,369,162
4.50%, 02/06/28 (Call 01/06/28)	3,610	3,560,911
4.70%, 02/19/46	2,834	2,566,551
4.75%, 02/06/33 (Call 11/06/32)(b)	3,617	3,529,570
4.90%, 07/27/52 (Call 01/27/52)	2,320	2,144,382
5.10%, 02/06/53 (Call 08/06/52)	2,595	2,473,324
5.60%, 11/30/39	1,420	1,460,009
5.88%, 11/29/32	2,719	2,878,618

34	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
6.22%, 08/01/27	$2,202	$2,297,241
6.50%, 01/15/28	1,440	1,523,421
7.00%, 10/30/25	4,085	4,216,433
7.13%, 12/01/96(b)	979	1,229,379
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)(b)	3,120	2,849,909
2.70%, 10/15/28 (Call 08/15/28)	2,372	2,079,684
3.15%, 10/15/31 (Call 07/15/31)(b)	3,465	2,857,385
4.10%, 10/15/41 (Call 04/15/41)	885	662,003
6.35%, 02/20/34 (Call 11/20/33)	465	469,129
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	4,138	3,390,065
3.63%, 05/15/25 (Call 04/15/25)	1,721	1,680,469
4.38%, 05/15/30 (Call 02/15/30)	1,553	1,459,380
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	4,350	4,147,671
2.38%, 06/22/27 (Call 04/22/27)	2,341	2,143,939
2.70%, 06/22/30 (Call 03/22/30)	1,989	1,705,284
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	1,911	1,614,290
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	2,009	1,692,951
3.10%, 02/01/32 (Call 11/01/31)	2,713	2,114,956

		573,445,061

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/25	1,455	1,418,589
3.10%, 08/15/27 (Call 07/15/27)	860	820,465
3.25%, 08/15/32 (Call 05/15/32)	2,740	2,455,648
3.70%, 08/01/47 (Call 02/01/47)(b)	2,135	1,761,253
4.00%, 08/15/45(b)	2,713	2,374,987
4.60%, 03/01/28 (Call 02/01/28)(b)	829	834,795
4.60%, 03/01/33 (Call 12/01/32)	1,244	1,234,716
4.80%, 03/02/26	1,774	1,778,267
Conopco Inc., Series E, 7.25%, 12/15/26	1,517	1,609,107
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	3,765	3,086,420
2.38%, 12/01/29 (Call 09/01/29)	4,078	3,563,177
2.60%, 04/15/30 (Call 01/15/30)	3,554	3,109,942
3.13%, 12/01/49 (Call 06/01/49)	3,282	2,237,561
3.15%, 03/15/27 (Call 12/15/26)	3,417	3,254,807
4.15%, 03/15/47 (Call 09/15/46)	2,275	1,877,307
4.38%, 05/15/28 (Call 04/15/28)	2,150	2,113,792
4.38%, 06/15/45 (Call 12/15/44)	2,548	2,189,901
4.65%, 05/15/33 (Call 02/15/33)(b)	120	116,404
5.00%, 02/14/34 (Call 11/14/33)	1,325	1,301,807
5.15%, 05/15/53 (Call 11/15/52)	1,185	1,135,110
6.00%, 05/15/37(b)	2,572	2,740,917
Haleon U.K. Capital PLC, 3.13%, 03/24/25	8,133	7,933,139
Haleon U.S. Capital LLC
3.38%, 03/24/27 (Call 02/24/27)	7,195	6,839,748
3.38%, 03/24/29 (Call 01/24/29)	6,045	5,584,863
3.63%, 03/24/32 (Call 12/24/31)	6,410	5,738,920
4.00%, 03/24/52 (Call 09/24/51)	4,880	3,898,313
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)	5,880	5,813,644
5.00%, 03/22/30 (Call 01/22/30)	3,710	3,717,600
5.05%, 03/22/28 (Call 02/22/28)	6,185	6,223,759
5.05%, 03/22/53 (Call 09/22/52)	6,220	5,986,017
5.10%, 03/22/43 (Call 09/22/42)(b)	3,555	3,463,335
5.20%, 03/22/63 (Call 09/22/62)	2,885	2,789,947

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
5.35%, 03/22/26 (Call 02/22/26)	$2,045	$2,058,372
5.50%, 03/22/25(b)	825	827,043
Procter & Gamble Co. (The)
0.55%, 10/29/25	5,344	4,982,142
1.00%, 04/23/26	1,590	1,471,000
1.20%, 10/29/30	7,105	5,713,794
1.90%, 02/01/27	1,780	1,649,145
1.95%, 04/23/31	1,912	1,608,301
2.30%, 02/01/32	4,980	4,247,177
2.45%, 11/03/26	3,955	3,736,217
2.70%, 02/02/26	3,334	3,206,588
2.80%, 03/25/27	3,942	3,731,644
2.85%, 08/11/27	4,611	4,351,066
3.00%, 03/25/30	7,900	7,228,814
3.50%, 10/25/47	1,835	1,475,039
3.55%, 03/25/40	1,745	1,493,792
3.60%, 03/25/50	1,102	903,985
3.95%, 01/26/28(b)	3,055	3,001,877
4.05%, 01/26/33(b)	1,715	1,651,946
4.10%, 01/26/26	5,027	4,970,715
4.35%, 01/29/29	2,870	2,845,386
4.55%, 01/29/34	2,960	2,920,959
5.55%, 03/05/37	1,120	1,201,497
5.80%, 08/15/34	615	683,805
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)(b)	2,736	2,210,870
1.75%, 08/12/31 (Call 05/12/31)	3,645	2,931,341
2.00%, 07/28/26	3,612	3,382,923
2.13%, 09/06/29 (Call 06/06/29)	4,250	3,702,109
2.90%, 05/05/27 (Call 02/05/27)	6,485	6,128,691
3.10%, 07/30/25	2,205	2,149,179
3.38%, 03/22/25 (Call 01/22/25)	1,664	1,631,774
3.50%, 03/22/28 (Call 12/22/27)	5,014	4,797,001
4.88%, 09/08/28 (Call 08/08/28)	2,050	2,064,767
5.00%, 12/08/33 (Call 09/08/33)	2,481	2,485,165
5.90%, 11/15/32	4,885	5,197,911
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	3,080	1,987,043

		203,633,335

Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28 (Call 05/15/28)	250	252,520
6.25%, 06/15/33 (Call 03/15/33)	315	323,792
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	2,101	1,686,122
4.20%, 05/15/47 (Call 11/15/46)	2,070	1,777,937
4.60%, 06/15/45 (Call 12/15/44)	3,765	3,427,627

		7,467,998

Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	3,273	3,040,666
2.45%, 10/29/26 (Call 09/29/26)	10,258	9,465,072
3.00%, 10/29/28 (Call 08/29/28)	14,475	13,005,801
3.30%, 01/30/32 (Call 10/30/31)	16,145	13,663,093
3.40%, 10/29/33 (Call 07/29/33)	7,442	6,190,766
3.65%, 07/21/27 (Call 04/21/27)	5,425	5,107,328
3.85%, 10/29/41 (Call 04/29/41)	4,088	3,160,200
3.88%, 01/23/28 (Call 10/23/27)	4,402	4,145,012
4.45%, 10/01/25 (Call 08/01/25)	3,560	3,491,742

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.45%, 04/03/26 (Call 02/03/26)	$3,938	$3,857,329
4.63%, 10/15/27 (Call 08/15/27)	3,116	3,016,669
5.10%, 01/19/29 (Call 12/19/28)	2,820	2,772,209
5.30%, 01/19/34 (Call 10/19/33)	3,255	3,144,803
5.75%, 06/06/28 (Call 05/06/28)	2,695	2,716,480
6.10%, 01/15/27 (Call 12/15/26)	1,870	1,894,174
6.15%, 09/30/30 (Call 07/30/30)	3,125	3,227,287
6.45%, 04/15/27 (Call 03/15/27)(c)	300	307,149
6.50%, 07/15/25 (Call 06/15/25)	4,662	4,704,103
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	1,991	1,752,090
3.50%, 08/01/25	2,279	2,216,472
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	2,388	2,193,067
2.10%, 09/01/28 (Call 07/01/28)	2,540	2,205,797
2.20%, 01/15/27 (Call 12/15/26)	1,335	1,222,799
2.88%, 01/15/26 (Call 12/15/25)	4,651	4,436,871
2.88%, 01/15/32 (Call 10/15/31)	3,993	3,313,256
3.00%, 02/01/30 (Call 11/01/29)	2,886	2,508,689
3.13%, 12/01/30 (Call 09/01/30)	2,088	1,797,786
3.25%, 03/01/25 (Call 01/01/25)	4,168	4,069,469
3.25%, 10/01/29 (Call 07/01/29)	2,341	2,086,573
3.38%, 07/01/25 (Call 06/01/25)	2,877	2,795,387
3.63%, 04/01/27 (Call 01/01/27)	2,958	2,808,714
3.63%, 12/01/27 (Call 09/01/27)	2,504	2,344,300
3.75%, 06/01/26 (Call 04/01/26)	5,043	4,859,917
4.63%, 10/01/28 (Call 07/01/28)	2,594	2,505,544
5.10%, 03/01/29 (Call 02/01/29)	1,900	1,867,248
5.30%, 02/01/28 (Call 01/01/28)(b)	2,890	2,872,566
5.85%, 12/15/27 (Call 11/15/27)	570	576,214
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	3,547	3,437,529
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	3,875	3,291,819
4.63%, 03/30/25	1,842	1,818,551
4.75%, 06/09/27 (Call 05/09/27)(b)	3,380	3,281,936
5.80%, 05/01/25 (Call 04/01/25)(b)	2,703	2,698,296
6.85%, 01/03/30 (Call 01/03/29),
(1-day SOFR + 2.282%)(a)	2,740	2,800,378
6.99%, 06/13/29 (Call 06/13/28),
(1-day SOFR + 3.260%)(a)(b)	1,750	1,797,617
7.10%, 11/15/27 (Call 10/15/27)(b)	2,815	2,930,638
8.00%, 11/01/31	10,690	11,718,823
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	3,984	3,642,593
2.25%, 03/04/25 (Call 02/01/25)	2,610	2,527,563
2.55%, 03/04/27 (Call 02/01/27)	9,095	8,449,568
3.13%, 05/20/26 (Call 04/20/26)	6,950	6,669,836
3.30%, 05/03/27 (Call 04/03/27)	6,635	6,290,107
3.95%, 08/01/25 (Call 07/01/25)	10,100	9,922,434
4.05%, 05/03/29 (Call 03/03/29)	4,650	4,494,167
4.05%, 12/03/42	5,290	4,550,418
4.20%, 11/06/25 (Call 10/06/25)	3,475	3,427,789
4.42%, 08/03/33 (Call 08/03/32),
(1-day SOFR + 1.760%)(a)	5,151	4,879,901
4.90%, 02/13/26 (Call 01/13/26)	7,495	7,470,507
4.99%, 05/01/26 (Call 05/01/25),
(1-day SOFR + 1.000%)(a)	5,270	5,239,674
4.99%, 05/26/33 (Call 02/26/32),
(1-day SOFR + 2.255%)(a)	2,735	2,660,298
5.04%, 05/01/34 (Call 05/01/33),
(1-day SOFR + 1.835%)(a)	5,100	5,002,162

Security	Par (000)	Value

Diversified Financial Services (continued)
5.10%, 02/16/28 (Call 02/16/27),
(1-day SOFR + 1.000%)(a)	$2,815	$2,803,769
5.28%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 1.280%)(a)	4,960	4,988,346
5.39%, 07/28/27 (Call 07/28/26),
(1-day SOFR + 0.970%)(a)	1,895	1,900,222
5.63%, 07/28/34 (Call 07/28/33),
(1-day SOFR + 1.930%)(a)	550	553,372
5.85%, 11/05/27 (Call 10/05/27)	5,670	5,815,515
6.34%, 10/30/26 (Call 10/30/25),
(1-day SOFR + 1.330%)(a)	3,975	4,035,401
6.49%, 10/30/31 (Call 10/30/30),
(1-day SOFR + 1.940%)(a)	3,190	3,397,362
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	1,107	1,049,145
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	3,093	2,934,338
3.00%, 04/02/25 (Call 03/02/25)	2,112	2,056,580
4.50%, 05/13/32 (Call 02/13/32)	2,500	2,398,529
5.15%, 05/15/33 (Call 02/15/33)	2,605	2,608,389
5.70%, 12/15/28 (Call 11/15/28)	2,240	2,303,354
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	3,490	3,065,184
Apollo Global Management Inc., 6.38%, 11/15/33 (Call 08/15/33)	1,654	1,774,986
Ares Management Corp., 6.38%, 11/10/28 (Call 10/10/28)	150	155,673
BGC Group Inc., 8.00%, 05/25/28 (Call 04/25/28)	795	839,440
Blue Owl Credit Income Corp., 7.95%, 06/13/28 (Call 05/13/28)(c)	230	237,012
Brookfield Capital Finance LLC, 6.09%, 06/14/33 (Call 03/14/33)	1,395	1,438,961
Brookfield Finance I U.K. PLC/Brookfield
Finance Inc., 2.34%, 01/30/32 (Call 10/30/31)	4,580	3,669,926
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	2,750	2,310,584
3.50%, 03/30/51 (Call 09/30/50)	2,487	1,766,169
3.63%, 02/15/52 (Call 08/15/51)(b)	1,702	1,213,208
3.90%, 01/25/28 (Call 10/25/27)	5,211	4,996,874
4.25%, 06/02/26 (Call 03/02/26)	2,304	2,262,184
4.35%, 04/15/30 (Call 01/15/30)	3,644	3,451,551
4.70%, 09/20/47 (Call 03/20/47)	3,726	3,161,605
4.85%, 03/29/29 (Call 12/29/28)	4,782	4,713,474
5.97%, 03/04/54 (Call 09/04/53)	910	918,489
6.35%, 01/05/34 (Call 10/05/33)	2,610	2,742,899
Brookfield Finance LLC/Brookfield
Finance Inc., 3.45%, 04/15/50 (Call 10/15/49)	2,380	1,651,904
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26),
(1-day SOFR + 0.855%)(a)	5,375	4,877,068
2.36%, 07/29/32 (Call 07/29/31),
(1-day SOFR + 1.337%)(a)	4,328	3,261,270
2.62%, 11/02/32 (Call 11/02/31),
(1-day SOFR + 1.265%)(a)	2,095	1,672,763
2.64%, 03/03/26 (Call 03/03/25),
(1-day SOFR + 1.290%)(a)	5,465	5,301,104
3.27%, 03/01/30 (Call 03/01/29),
(1-day SOFR + 1.790%)(a)	3,745	3,336,857

36	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.65%, 05/11/27 (Call 04/11/27)	$4,157	$3,957,087
3.75%, 07/28/26 (Call 06/28/26)	5,812	5,577,990
3.75%, 03/09/27 (Call 02/09/27)	5,979	5,707,299
3.80%, 01/31/28 (Call 12/31/27)	5,960	5,632,290
4.20%, 10/29/25 (Call 09/29/25)	6,023	5,887,382
4.25%, 04/30/25 (Call 03/31/25)	3,279	3,234,703
4.93%, 05/10/28 (Call 05/10/27),
(1-day SOFR + 2.057%)(a)	5,045	4,934,911
4.99%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 2.160%)(a)	3,870	3,833,959
5.25%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 2.600%)(a)	3,195	3,115,232
5.27%, 05/10/33 (Call 05/10/32),
(1-day SOFR + 2.370%)(a)	5,000	4,849,340
5.47%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 2.080%)(a)	3,660	3,635,946
5.70%, 02/01/30 (Call 02/01/29),
(1-day SOFR + 1.905%)(a)(b)	1,475	1,477,781
5.82%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 2.600%)(a)	4,125	4,076,510
6.05%, 02/01/35 (Call 02/01/34),
(1-day SOFR + 2.260%)(a)(b)	2,160	2,179,266
6.31%, 06/08/29 (Call 06/08/28),
(1-day SOFR + 2.640%)(a)	6,660	6,820,807
6.38%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.860%)(a)	7,275	7,493,600
7.15%, 10/29/27 (Call 10/29/26),
(1-day SOFR + 2.440%)(a)	2,665	2,762,902
7.62%, 10/30/31 (Call 10/30/30),
(1-day SOFR + 3.070%)(a)	2,690	2,943,893
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	3,375	2,737,896
3.00%, 03/16/32 (Call 12/16/31)	2,130	1,842,127
3.65%, 01/12/27 (Call 10/12/26)	3,044	2,945,752
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	6,814	6,248,218
1.15%, 05/13/26 (Call 04/13/26)	5,743	5,269,035
1.65%, 03/11/31 (Call 12/11/30)	3,399	2,690,094
1.95%, 12/01/31 (Call 09/01/31)	4,141	3,286,915
2.00%, 03/20/28 (Call 01/20/28)	3,402	3,015,990
2.30%, 05/13/31 (Call 02/13/31)	4,348	3,599,019
2.45%, 03/03/27 (Call 02/03/27)	3,060	2,835,392
2.75%, 10/01/29 (Call 07/01/29)	2,179	1,933,077
2.90%, 03/03/32 (Call 12/03/31)	4,848	4,103,452
3.00%, 03/10/25 (Call 12/10/24)	245	239,203
3.20%, 03/02/27 (Call 12/02/26)	3,487	3,309,061
3.20%, 01/25/28 (Call 10/25/27)	4,168	3,902,175
3.25%, 05/22/29 (Call 02/22/29)	2,545	2,346,033
3.30%, 04/01/27 (Call 01/01/27)	4,390	4,170,320
3.45%, 02/13/26 (Call 11/13/25)	1,858	1,798,443
3.63%, 04/01/25 (Call 01/01/25)	2,249	2,205,924
3.85%, 05/21/25 (Call 03/21/25)	3,676	3,607,282
4.00%, 02/01/29 (Call 11/01/28)(b)	2,988	2,865,242
4.20%, 03/24/25 (Call 02/24/25)	3,489	3,450,347
4.63%, 03/22/30 (Call 12/22/29)(b)	2,598	2,564,523
5.64%, 05/19/29 (Call 05/19/28),
(1-day SOFR + 2.210%)(a)	1,590	1,610,052
5.85%, 05/19/34 (Call 05/19/33),
(1-day SOFR + 2.500%)(a)	3,840	3,897,497
5.88%, 08/24/26 (Call 07/24/26)	1,735	1,762,215

Security	Par (000)	Value

Diversified Financial Services (continued)
6.14%, 08/24/34 (Call 08/24/33),
(1-day SOFR + 2.010%)(a)	$2,875	$2,982,098
6.20%, 11/17/29 (Call 11/17/28),
(1-day SOFR + 1.878%)(a)	4,070	4,203,139
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	4,148	3,302,564
4.10%, 06/15/51 (Call 12/15/50)(b)	3,835	2,265,847
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	3,711	3,178,925
3.00%, 03/15/25 (Call 12/15/24)	8,281	8,090,927
3.75%, 06/15/28 (Call 03/15/28)	5,313	5,125,656
4.15%, 06/15/48 (Call 12/15/47)	2,908	2,496,309
5.30%, 09/15/43 (Call 03/15/43)	3,974	4,022,375
Credit Suisse USA Inc., 7.13%, 07/15/32	1,916	2,138,126
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	1,867	1,832,435
4.10%, 02/09/27 (Call 11/09/26)	3,410	3,277,288
4.50%, 01/30/26 (Call 11/30/25)	2,421	2,378,920
6.70%, 11/29/32 (Call 08/29/32)	2,280	2,385,887
7.96%, 11/02/34 (Call 11/02/33),
(1-day SOFR + 3.370%)(a)	3,620	4,056,882
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	2,969	2,825,910
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	2,477	1,997,839
2.85%, 03/30/25	1,566	1,525,645
2.95%, 08/12/51 (Call 02/12/51)	1,445	887,878
HPS Corporate Lending Fund, 6.75%, 01/30/29 (Call 12/30/28)(c)	150	148,575
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	6,133	4,733,195
2.10%, 06/15/30 (Call 03/15/30)	5,737	4,813,072
2.65%, 09/15/40 (Call 03/15/40)	3,408	2,413,982
3.00%, 06/15/50 (Call 12/15/49)	6,937	4,652,374
3.00%, 09/15/60 (Call 03/15/60)	3,371	2,088,323
3.10%, 09/15/27 (Call 06/15/27)	4,355	4,089,542
3.65%, 05/23/25	3,754	3,680,612
3.75%, 12/01/25 (Call 09/01/25)	7,816	7,621,557
3.75%, 09/21/28 (Call 06/21/28)(b)	3,035	2,896,678
4.00%, 09/15/27 (Call 08/15/27)	4,455	4,302,119
4.25%, 09/21/48 (Call 03/21/48)	6,445	5,454,747
4.35%, 06/15/29 (Call 04/15/29)	6,249	6,065,455
4.60%, 03/15/33 (Call 12/15/32)	6,010	5,745,018
4.95%, 06/15/52 (Call 12/15/51)	4,422	4,127,295
5.20%, 06/15/62 (Call 12/15/61)	4,455	4,281,320
Invesco Finance PLC
3.75%, 01/15/26	2,223	2,160,253
5.38%, 11/30/43	1,379	1,331,027
Janus Henderson U.S. Holdings Inc., 4.88%,
08/01/25 (Call 05/01/25)	1,899	1,876,601
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	3,645	2,981,176
2.75%, 10/15/32 (Call 07/15/32)	2,665	2,149,320
4.15%, 01/23/30	4,910	4,567,840
4.85%, 01/15/27	4,493	4,461,813
5.88%, 07/21/28 (Call 06/21/28)	3,385	3,450,841
6.25%, 01/15/36	3,003	3,085,564
6.45%, 06/08/27	1,776	1,830,572
6.50%, 01/20/43	1,409	1,467,260
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	1,756	1,661,103

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.38%, 03/11/29 (Call 12/11/28)	$3,527	$3,361,993
4.50%, 09/19/28 (Call 06/19/28)	1,398	1,340,759
Legg Mason Inc.
4.75%, 03/15/26	1,723	1,710,891
5.63%, 01/15/44	2,133	2,137,052
LPL Holdings Inc., 6.75%, 11/17/28 (Call 10/17/28)	515	537,333
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	4,140	3,434,483
2.00%, 03/03/25 (Call 02/03/25)	3,863	3,743,942
2.00%, 11/18/31 (Call 08/18/31)	4,100	3,363,487
2.95%, 11/21/26 (Call 08/21/26)	3,261	3,110,447
2.95%, 06/01/29 (Call 03/01/29)	6,064	5,567,107
2.95%, 03/15/51 (Call 09/15/50)	4,025	2,787,974
3.30%, 03/26/27 (Call 01/26/27)	4,485	4,297,774
3.35%, 03/26/30 (Call 12/26/29)	7,220	6,666,621
3.50%, 02/26/28 (Call 11/26/27)	3,170	3,043,174
3.65%, 06/01/49 (Call 12/01/48)	3,726	2,962,535
3.80%, 11/21/46 (Call 05/21/46)	2,487	2,053,484
3.85%, 03/26/50 (Call 09/26/49)	5,074	4,189,242
3.95%, 02/26/48 (Call 08/26/47)	2,956	2,498,204
4.85%, 03/09/33 (Call 12/09/32)	2,631	2,627,512
4.88%, 03/09/28 (Call 02/09/28)	3,595	3,635,282
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)(b)	4,326	3,445,118
2.50%, 12/21/40 (Call 06/21/40)	1,845	1,220,862
3.25%, 04/28/50 (Call 10/28/49)	4,408	2,997,293
3.85%, 06/30/26 (Call 03/30/26)	5,381	5,222,205
3.95%, 03/07/52 (Call 09/07/51)	1,280	972,452
5.35%, 06/28/28 (Call 05/28/28)	3,635	3,671,397
5.55%, 02/15/34 (Call 11/15/33)	5,225	5,259,058
5.65%, 06/28/25	3,005	3,014,737
5.95%, 08/15/53 (Call 02/15/53)	999	1,027,293
6.10%, 06/28/63 (Call 12/28/62)	407	422,390
Nomura Holdings Inc.
1.65%, 07/14/26	5,855	5,354,290
1.85%, 07/16/25	5,750	5,459,401
2.17%, 07/14/28	5,027	4,381,873
2.33%, 01/22/27	5,733	5,253,602
2.61%, 07/14/31	4,480	3,680,714
2.68%, 07/16/30	4,090	3,457,032
2.71%, 01/22/29	2,870	2,529,075
3.00%, 01/22/32	3,540	2,948,825
3.10%, 01/16/30	3,830	3,362,380
5.10%, 07/03/25	3,768	3,736,570
5.39%, 07/06/27	2,835	2,828,487
5.61%, 07/06/29	2,500	2,511,030
5.71%, 01/09/26	2,991	2,996,598
5.84%, 01/18/28	2,475	2,508,946
6.07%, 07/12/28	2,820	2,886,997
6.09%, 07/12/33(b)	2,340	2,438,887
6.18%, 01/18/33(b)	2,220	2,325,675
ORIX Corp.
2.25%, 03/09/31(b)	3,000	2,510,337
3.70%, 07/18/27	3,253	3,110,270
4.00%, 04/13/32	2,388	2,219,429
5.00%, 09/13/27	1,913	1,910,977
5.20%, 09/13/32(b)	2,305	2,329,315
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)	3,110	3,020,218
6.20%, 05/15/29 (Call 02/15/29)	1,900	1,904,708

Security	Par (000)	Value

Diversified Financial Services (continued)
6.63%, 03/15/25 (Call 09/15/24)	$2,315	$2,318,686
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	3,005	2,225,701
4.65%, 04/01/30 (Call 01/01/30)	2,052	2,027,655
4.95%, 07/15/46	3,009	2,764,118
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	2,077	1,876,803
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	1,436	1,126,200
3.70%, 08/04/26 (Call 05/04/26)	2,567	2,422,414
3.95%, 12/01/27 (Call 09/01/27)	5,237	4,850,650
4.50%, 07/23/25 (Call 04/23/25)	4,897	4,786,072
4.88%, 06/13/25 (Call 05/13/25)	1,970	1,938,453
5.15%, 03/19/29 (Call 12/19/28)	3,122	2,978,222
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	3,094	2,716,749
1.10%, 02/15/31 (Call 11/15/30)	6,057	4,786,165
1.90%, 04/15/27 (Call 02/15/27)	6,591	6,068,593
2.00%, 08/15/50 (Call 02/15/50)(b)	7,398	4,300,797
2.05%, 04/15/30 (Call 01/15/30)	9,211	7,900,287
2.70%, 04/15/40 (Call 10/15/39)	4,254	3,147,933
2.75%, 09/15/27 (Call 06/15/27)	3,394	3,178,726
3.15%, 12/14/25 (Call 09/14/25)	17,180	16,663,047
3.65%, 09/15/47 (Call 03/15/47)	3,784	3,011,415
4.15%, 12/14/35 (Call 06/14/35)	8,399	7,872,960
4.30%, 12/14/45 (Call 06/14/45)	13,844	12,339,280
Voya Financial Inc.
3.65%, 06/15/26	2,892	2,780,488
4.70%, 01/23/48 (Call 01/23/28),
(3-mo. LIBOR US + 2.084%)(a)	1,629	1,369,392
4.80%, 06/15/46	1,364	1,158,805
5.70%, 07/15/43	2,343	2,270,212
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	2,437	2,243,132
2.75%, 03/15/31 (Call 12/15/30)	2,330	1,920,290
6.20%, 11/17/36	2,267	2,283,421

		934,791,222

Electric — 2.1%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	1,225	843,902
3.80%, 10/01/47 (Call 04/01/47)	1,756	1,301,643
3.95%, 06/01/28 (Call 03/01/28)	2,032	1,942,398
4.70%, 05/15/32 (Call 02/15/32)	1,590	1,515,025
5.25%, 05/15/52 (Call 11/15/51)	2,480	2,323,437
5.40%, 06/01/33 (Call 03/01/33)	1,110	1,107,776
Series G, 4.15%, 05/01/49 (Call 11/01/48)	1,681	1,318,235
Series H, 3.45%, 01/15/50 (Call 07/15/49)	2,407	1,678,749
Series I, 2.10%, 07/01/30 (Call 04/01/30)	2,905	2,404,492
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	1,973	1,878,310
3.15%, 09/15/49 (Call 03/15/49)	519	354,372
3.75%, 12/01/47 (Call 06/01/47)	2,685	2,057,606
3.80%, 06/15/49 (Call 12/15/48)	1,876	1,430,208
4.00%, 12/01/46 (Call 06/01/46)	1,740	1,409,600
4.25%, 09/15/48 (Call 03/15/48)	1,962	1,617,355
4.50%, 06/15/52 (Call 12/01/51)	1,480	1,284,928
5.40%, 03/15/53 (Call 09/15/52)	1,720	1,697,165
Series M, 3.65%, 04/01/50 (Call 10/01/49)	1,990	1,494,777
Series N, 2.75%, 08/15/51 (Call 02/15/51)	1,504	934,325
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)(b)	4,575	4,227,613

38	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.45%, 01/15/31 (Call 10/15/30)	$4,875	$3,981,285
5.45%, 06/01/28 (Call 05/01/28)	3,190	3,179,247
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	2,710	1,800,661
3.05%, 03/15/32 (Call 12/15/31)	460	398,220
3.13%, 07/15/51 (Call 01/15/51)	2,575	1,748,094
3.45%, 10/01/49 (Call 04/01/49)	2,558	1,864,985
3.75%, 09/01/27 (Call 08/01/27)	2,080	1,995,987
3.75%, 03/01/45 (Call 09/01/44)	3,058	2,392,590
3.85%, 12/01/42	1,437	1,161,373
3.94%, 09/01/32 (Call 03/01/32)	2,470	2,275,504
4.15%, 08/15/44 (Call 02/15/44)	2,030	1,688,863
4.30%, 01/02/46 (Call 07/02/45)	1,442	1,216,540
5.85%, 11/15/33 (Call 08/15/33)	875	915,604
6.00%, 03/01/39(b)	554	582,566
6.13%, 05/15/38	1,240	1,295,172
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	2,994	2,404,585
Series A, 4.30%, 07/15/48 (Call 01/15/48)	2,351	1,963,306
Series B, 3.70%, 12/01/47 (Call 06/01/47)	1,316	1,000,517
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	1,421	1,248,741
1.95%, 03/15/27 (Call 02/15/27)	2,895	2,643,565
3.50%, 01/15/31 (Call 10/15/30)	2,995	2,698,090
3.65%, 02/15/26 (Call 11/15/25)	2,403	2,324,393
5.00%, 01/15/29 (Call 12/15/28)	2,589	2,567,223
5.70%, 12/01/26 (Call 11/01/26)	2,530	2,559,463
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	1,527	1,224,738
2.90%, 06/15/51 (Call 12/15/50)	1,669	1,085,503
3.25%, 03/01/25 (Call 12/01/24)	560	549,551
3.25%, 03/15/50 (Call 09/15/49)	1,532	1,074,151
3.70%, 12/01/47 (Call 06/01/47)	2,746	2,108,385
3.80%, 05/15/28 (Call 02/15/28)	2,362	2,275,875
3.85%, 09/01/32 (Call 06/01/32)	2,045	1,862,017
4.15%, 03/15/46 (Call 09/15/45)	1,666	1,379,611
4.50%, 03/15/49 (Call 09/15/48)	2,589	2,251,271
4.95%, 06/01/33 (Call 03/01/33)	1,980	1,946,814
5.90%, 12/01/52 (Call 06/01/52)	1,735	1,839,074
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	1,431	1,209,768
3.20%, 11/13/27 (Call 08/13/27)	2,408	2,252,992
3.25%, 03/01/50 (Call 09/01/49)	1,097	747,973
3.88%, 02/15/62 (Call 11/15/26),
(5-year CMT + 2.675%)(a)	2,985	2,660,346
5.20%, 01/15/29 (Call 12/15/28)	4,490	4,484,765
5.63%, 03/01/33 (Call 12/01/32)(b)	2,091	2,105,973
5.70%, 08/15/25	915	916,652
5.75%, 11/01/27 (Call 10/01/27)(b)	2,725	2,779,121
5.95%, 11/01/32 (Call 08/01/32)(b)	1,534	1,586,698
Series J, 4.30%, 12/01/28 (Call 09/01/28)	2,795	2,690,182
Series N, 1.00%, 11/01/25 (Call 10/01/25)	957	888,807
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	1,311	1,279,226
4.40%, 05/15/44 (Call 11/15/43)	1,244	1,019,464
4.45%, 06/01/45 (Call 12/01/44)	1,778	1,465,068
4.50%, 08/01/32 (Call 05/01/32)	2,630	2,458,928
7.00%, 04/01/38	2,010	2,245,493
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	662	559,186
Series X, 3.30%, 06/01/27 (Call 03/01/27)	2,064	1,939,998
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	2,085	1,685,249

Security	Par (000)	Value

Electric (continued)
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	$1,800	$1,287,065
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	1,930	1,551,131
2.60%, 08/15/29 (Call 05/15/29)	2,235	1,968,267
2.65%, 09/15/50 (Call 03/15/50)	1,291	765,254
2.95%, 09/15/27 (Call 06/15/27)	1,044	978,094
3.15%, 05/15/25 (Call 02/15/25)	2,091	2,031,202
3.35%, 05/15/50 (Call 11/15/49)	2,262	1,544,936
3.50%, 12/01/49 (Call 06/01/49)	1,558	1,074,308
3.75%, 05/15/46 (Call 11/15/45)	1,526	1,130,708
4.20%, 08/15/48 (Call 02/15/48)	1,453	1,147,502
4.25%, 03/01/49 (Call 09/01/48)	1,685	1,342,094
4.35%, 11/15/45 (Call 05/15/45)	1,582	1,299,688
4.50%, 04/01/42 (Call 10/01/41)	1,985	1,686,067
5.05%, 09/01/41 (Call 03/01/41)	1,355	1,238,665
5.55%, 08/01/33 (Call 05/01/33)	1,915	1,923,369
6.35%, 12/15/32 (Call 09/15/32)	1,585	1,678,430
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	1,589	1,311,024
4.00%, 10/15/28 (Call 07/15/28)	1,457	1,402,098
Avangrid Inc.
3.20%, 04/15/25 (Call 03/15/25)	3,705	3,603,999
3.80%, 06/01/29 (Call 03/01/29)(b)	4,068	3,790,169
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)(b)	1,855	1,416,106
4.35%, 06/01/48 (Call 12/01/47)	1,920	1,581,421
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	2,815	2,341,919
2.40%, 08/15/26 (Call 05/15/26)	1,313	1,237,337
2.90%, 06/15/50 (Call 12/15/49)	1,705	1,100,249
3.20%, 09/15/49 (Call 03/15/49)	1,900	1,302,247
3.50%, 08/15/46 (Call 02/15/46)	2,480	1,826,933
3.75%, 08/15/47 (Call 02/15/47)	1,649	1,254,599
4.25%, 09/15/48 (Call 03/15/48)	984	820,725
4.55%, 06/01/52 (Call 12/01/51)	2,032	1,757,518
5.40%, 06/01/53 (Call 12/01/52)	1,620	1,586,612
6.35%, 10/01/36	1,070	1,142,952
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	3,336	2,637,517
2.85%, 05/15/51 (Call 11/15/50)	6,165	3,925,087
3.25%, 04/15/28 (Call 01/15/28)	3,817	3,576,152
3.70%, 07/15/30 (Call 04/15/30)	4,725	4,370,586
3.80%, 07/15/48 (Call 01/15/48)	2,946	2,231,068
4.05%, 04/15/25 (Call 03/15/25)	3,439	3,390,807
4.25%, 10/15/50 (Call 04/15/50)	3,327	2,681,800
4.45%, 01/15/49 (Call 07/15/48)	4,091	3,434,062
4.50%, 02/01/45 (Call 08/01/44)	2,684	2,363,423
4.60%, 05/01/53 (Call 11/01/52)	4,245	3,635,543
5.15%, 11/15/43 (Call 05/15/43)	2,938	2,818,753
5.95%, 05/15/37	2,448	2,534,546
6.13%, 04/01/36	4,968	5,238,676
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	1,457	1,209,992
3.05%, 10/15/29 (Call 07/15/29)	2,692	2,387,076
3.15%, 01/15/27 (Call 07/15/26)	2,794	2,635,058
3.88%, 10/15/49 (Call 04/15/49)	1,874	1,352,285
3.95%, 01/15/26 (Call 07/15/25)	2,184	2,121,891
4.20%, 09/15/46 (Call 03/15/46)(b)	950	738,883
4.35%, 05/01/33 (Call 02/01/33)	855	778,564
5.95%, 03/15/28 (Call 02/15/28)(b)	2,710	2,785,812
6.15%, 05/15/34 (Call 02/15/34)(b)	415	426,259

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	$1,755	$1,367,133
3.60%, 03/01/52 (Call 09/01/51)	710	533,363
3.95%, 03/01/48 (Call 09/01/47)	2,638	2,129,799
4.50%, 04/01/44 (Call 10/01/43)	2,703	2,386,611
4.95%, 04/01/33 (Call 01/01/33)	985	970,057
5.15%, 03/01/34 (Call 12/01/33)	1,070	1,068,849
5.20%, 10/01/28 (Call 09/01/28)	1,805	1,820,716
5.30%, 04/01/53 (Call 10/01/52)	270	268,339
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	1,240	1,176,216
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	2,247	1,894,441
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	2,350	1,544,701
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	1,675	1,407,186
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	810	582,207
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	1,035	894,956
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	2,435	2,318,338
Series AJ, 4.85%, 10/01/52 (Call 04/01/52)	1,010	931,346
Series K2, 6.95%, 03/15/33(b)	275	310,192
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	1,968	1,854,556
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	2,390	2,198,084
2.65%, 06/01/31 (Call 03/01/31)	1,500	1,259,215
2.95%, 03/01/30 (Call 12/01/29)	3,118	2,753,452
3.70%, 09/01/49 (Call 03/01/49)	2,540	1,850,063
5.25%, 08/10/26	1,410	1,411,235
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	3,289	3,162,452
4.97%, 05/01/46 (Call 11/01/45)	1,609	1,328,309
Cleveland Electric Illuminating Co. (The),
5.95%, 12/15/36	1,239	1,235,942
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	709	674,619
3.45%, 08/15/27 (Call 05/15/27)	2,688	2,545,140
3.75%, 12/01/50 (Call 09/01/30),
(5-year CMT + 2.900%)(a)	1,160	929,642
4.75%, 06/01/50 (Call 03/01/30),
(5-year CMT + 4.116%)(a)	2,735	2,495,540
4.88%, 03/01/44 (Call 09/01/43)	1,475	1,353,106
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	2,405	2,045,103
2.55%, 06/15/26 (Call 03/15/26)	1,890	1,788,142
3.00%, 03/01/50 (Call 09/01/49)	1,990	1,311,161
3.15%, 03/15/32 (Call 12/15/31)	725	632,384
3.65%, 06/15/46 (Call 12/15/45)	3,214	2,449,246
3.70%, 08/15/28 (Call 05/15/28)	3,615	3,442,782
3.70%, 03/01/45 (Call 09/01/44)	1,770	1,378,979
3.80%, 10/01/42 (Call 04/01/42)	1,044	836,480
4.00%, 03/01/48 (Call 09/01/47)	3,480	2,780,689
4.00%, 03/01/49 (Call 09/01/48)	1,966	1,560,009
4.35%, 11/15/45 (Call 05/15/45)	2,211	1,880,504
4.60%, 08/15/43 (Call 02/15/43)	1,235	1,109,736
4.70%, 01/15/44 (Call 07/15/43)	1,295	1,161,780
4.90%, 02/01/33 (Call 11/01/32)	965	947,892
5.30%, 02/01/53 (Call 08/01/52)	1,840	1,783,668
5.90%, 03/15/36	1,434	1,499,705
6.45%, 01/15/38	2,092	2,270,335
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	2,697	2,525,876
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	3,080	2,351,477

Security	Par (000)	Value

Electric (continued)
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	$1,748	$1,197,698
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	3,130	2,094,383
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	1,070	657,250
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	1,330	1,022,960
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	3,521	2,856,304
4.30%, 04/15/44 (Call 10/15/43)	2,330	1,984,346
4.90%, 07/01/33 (Call 04/01/33)	1,195	1,167,151
5.25%, 01/15/53 (Call 07/15/52)	2,300	2,227,769
Series A, 0.75%, 12/01/25 (Call 11/01/25)	765	709,326
Series A, 2.05%, 07/01/31 (Call 04/01/31)	2,475	2,011,132
Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,678	2,544,379
Series A, 4.15%, 06/01/45 (Call 12/01/44)	365	307,942
Connecticut Light and Power Co. (The),
4.65%, 01/01/29 (Call 12/01/28)	1,325	1,302,631
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	3,715	3,128,568
3.20%, 12/01/51 (Call 06/01/51)	860	582,250
3.60%, 06/15/61 (Call 12/15/60)	3,468	2,485,543
3.70%, 11/15/59 (Call 05/15/59)	2,798	1,991,515
3.80%, 05/15/28 (Call 02/15/28)	3,396	3,243,096
3.85%, 06/15/46 (Call 12/15/45)	2,864	2,248,279
3.95%, 03/01/43 (Call 09/01/42)	1,751	1,433,488
4.45%, 03/15/44 (Call 09/15/43)	3,378	2,926,270
4.50%, 12/01/45 (Call 06/01/45)	2,627	2,272,243
4.50%, 05/15/58 (Call 11/15/57)	2,904	2,437,406
4.63%, 12/01/54 (Call 06/01/54)	2,377	2,041,313
5.20%, 03/01/33 (Call 12/01/32)(b)	2,000	2,017,552
5.50%, 03/15/34 (Call 12/15/33)	2,531	2,586,557
5.70%, 06/15/40	1,987	1,998,572
5.90%, 11/15/53 (Call 05/15/53)	2,410	2,529,089
6.15%, 11/15/52 (Call 05/15/52)	3,100	3,359,066
Series 05-A, 5.30%, 03/01/35	1,140	1,132,401
Series 06-A, 5.85%, 03/15/36	2,467	2,537,004
Series 06-B, 6.20%, 06/15/36	1,012	1,074,355
Series 07-A, 6.30%, 08/15/37	893	952,490
Series 08-B, 6.75%, 04/01/38	2,033	2,265,835
Series 09-C, 5.50%, 12/01/39	2,491	2,481,474
Series 12-A, 4.20%, 03/15/42	1,843	1,535,826
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	2,332	1,805,393
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	2,984	2,728,026
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	4,289	3,433,919
Series A, 4.13%, 05/15/49 (Call 11/15/48)	2,907	2,335,816
Series B, 3.13%, 11/15/27 (Call 08/15/27)	793	744,970
Series C, 3.00%, 12/01/60 (Call 06/01/60)	1,948	1,181,641
Series C, 4.00%, 11/15/57 (Call 05/15/57)(b)	1,395	1,079,318
Series C, 4.30%, 12/01/56 (Call 06/01/56)	2,169	1,772,547
Series D, 4.00%, 12/01/28 (Call 09/01/28)	2,077	2,003,033
Series E, 4.65%, 12/01/48 (Call 06/01/48)	2,874	2,507,903
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	4,512	4,383,565
5.60%, 03/01/28 (Call 02/01/28)	2,200	2,228,567
5.60%, 06/15/42 (Call 12/15/41)	3,213	3,131,296

40	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.75%, 10/01/41 (Call 04/01/41)	$3,876	$3,797,940
5.80%, 03/01/33 (Call 12/01/32)	2,550	2,605,824
6.13%, 01/15/34 (Call 10/15/33)	2,035	2,124,870
6.25%, 10/01/39	1,162	1,198,752
6.50%, 10/01/53 (Call 04/01/53)	1,790	1,965,840
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	2,405	1,334,483
2.65%, 08/15/52 (Call 02/15/52)(b)	287	178,052
3.10%, 08/15/50 (Call 02/15/50)	3,270	2,250,895
3.25%, 08/15/46 (Call 02/15/46)	1,938	1,418,744
3.50%, 08/01/51 (Call 02/01/51)	2,606	1,939,345
3.60%, 08/15/32 (Call 02/15/32)	1,140	1,028,021
3.75%, 02/15/50 (Call 08/15/49)	1,621	1,267,254
3.80%, 11/15/28 (Call 08/15/28)	886	847,166
3.95%, 05/15/43 (Call 11/15/42)	1,121	935,926
3.95%, 07/15/47 (Call 01/15/47)	1,473	1,196,414
4.05%, 05/15/48 (Call 11/15/47)	2,302	1,914,359
4.20%, 09/01/52 (Call 03/01/52)	2,070	1,717,236
4.35%, 04/15/49 (Call 10/15/48)	2,511	2,169,016
4.60%, 05/30/29 (Call 03/30/29)	2,400	2,358,828
4.63%, 05/15/33 (Call 11/15/32)	1,900	1,836,915
4.65%, 03/01/28 (Call 01/01/28)	2,845	2,826,008
4.90%, 02/15/29 (Call 12/15/28)	2,860	2,853,847
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	2,390	1,762,727
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	1,759	1,410,973
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	2,163	2,112,507
4.25%, 06/01/28 (Call 03/01/28)	2,952	2,848,477
4.35%, 08/15/32 (Call 05/15/32)	1,520	1,414,910
4.70%, 12/01/44 (Call 06/01/44)	1,840	1,582,767
4.85%, 08/15/52 (Call 02/15/52)	2,015	1,761,284
5.38%, 11/15/32 (Call 08/15/32)	2,700	2,684,577
7.00%, 06/15/38	915	995,754
Series A, 1.45%, 04/15/26 (Call 03/15/26)	2,845	2,626,388
Series A, 3.30%, 03/15/25 (Call 02/15/25)	1,670	1,631,999
Series A, 4.60%, 03/15/49 (Call 09/15/48)	1,325	1,117,000
Series B, 3.30%, 04/15/41 (Call 10/15/40)	2,225	1,634,095
Series B, 3.60%, 03/15/27 (Call 01/15/27)	1,775	1,695,337
Series B, 5.95%, 06/15/35	2,167	2,205,773
Series C, 2.25%, 08/15/31 (Call 05/15/31)	2,433	1,967,740
Series C, 3.38%, 04/01/30 (Call 01/01/30)	5,839	5,257,853
Series C, 4.05%, 09/15/42 (Call 03/15/42)	1,675	1,325,870
Series C, 4.90%, 08/01/41 (Call 02/01/41)	2,320	2,077,273
Series D, 2.85%, 08/15/26 (Call 05/15/26)	2,038	1,921,865
Series E, 6.30%, 03/15/33	1,425	1,488,852
Series F, 5.25%, 08/01/33	2,520	2,473,624
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	1,655	1,461,111
5.10%, 06/01/65 (Call 12/01/64)	1,930	1,776,959
5.30%, 05/15/33	1,670	1,678,813
5.45%, 02/01/41 (Call 08/01/40)	965	951,622
6.05%, 01/15/38	1,855	1,960,359
6.25%, 10/15/53 (Call 04/15/53)	2,020	2,229,567
6.63%, 02/01/32	375	416,769
Series A, 2.30%, 12/01/31 (Call 09/01/31)	2,570	2,108,222
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	2,637	2,263,307
2.95%, 03/01/50 (Call 09/01/49)	1,920	1,271,087
3.38%, 03/01/25 (Call 12/01/24)	1,232	1,208,965

Security	Par (000)	Value

Electric (continued)
3.70%, 03/15/45 (Call 09/15/44)(b)	$2,710	$2,136,817
3.70%, 06/01/46 (Call 12/01/45)	1,590	1,226,090
3.75%, 08/15/47 (Call 02/15/47)	2,017	1,555,851
3.95%, 03/01/49 (Call 09/01/48)	2,484	2,001,713
4.30%, 07/01/44 (Call 01/01/44)	1,646	1,413,003
4.85%, 12/01/26	590	588,911
5.20%, 04/01/33 (Call 01/01/33)	2,685	2,702,104
5.20%, 03/01/34 (Call 12/01/33)	1,935	1,927,837
5.40%, 04/01/53 (Call 10/01/52)	2,185	2,166,809
Series A, 1.90%, 04/01/28 (Call 02/01/28)	2,865	2,550,728
Series A, 3.00%, 03/01/32 (Call 12/01/31)	2,205	1,902,219
Series A, 4.00%, 04/01/43 (Call 10/01/42)	937	777,859
Series A, 4.05%, 05/15/48 (Call 11/15/47)	2,166	1,757,628
Series B, 3.25%, 04/01/51 (Call 10/01/50)	2,176	1,507,364
Series B, 3.65%, 03/01/52 (Call 09/01/51)	1,085	810,390
Series C, 2.63%, 03/01/31 (Call 12/01/30)	2,500	2,147,153
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	3,870	3,646,859
2.95%, 03/01/30 (Call 12/01/29)	1,758	1,539,985
4.88%, 06/01/28 (Call 05/01/28)	5,425	5,352,983
5.10%, 03/01/29 (Call 02/01/29)	3,050	3,026,314
Series C, 3.40%, 06/15/29 (Call 03/15/29)	2,445	2,237,525
Series F, 1.05%, 06/01/25 (Call 05/01/25)	4,540	4,300,536
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	1,994	1,758,583
2.45%, 02/01/30 (Call 11/01/29)	2,335	2,041,661
2.55%, 04/15/31 (Call 01/15/31)	3,038	2,603,258
2.85%, 03/15/32 (Call 12/15/31)	3,040	2,579,612
2.95%, 12/01/26 (Call 09/01/26)	2,277	2,168,228
3.20%, 08/15/49 (Call 02/15/49)	2,325	1,607,612
3.45%, 04/15/51 (Call 10/15/50)	2,265	1,609,349
3.55%, 03/15/52 (Call 09/15/51)	1,990	1,424,184
3.70%, 12/01/47 (Call 06/01/47)	2,907	2,165,796
3.75%, 06/01/45 (Call 12/01/44)	2,384	1,838,721
3.88%, 03/15/46 (Call 09/15/45)	2,770	2,166,464
3.95%, 11/15/28 (Call 08/15/28)	2,751	2,647,284
3.95%, 03/15/48 (Call 09/15/47)	2,575	2,028,806
4.00%, 09/30/42 (Call 03/30/42)	1,584	1,291,186
4.25%, 12/15/41 (Call 06/15/41)	1,109	936,839
4.85%, 01/15/34 (Call 10/15/33)	1,835	1,781,977
4.95%, 01/15/33 (Call 10/15/32)	2,360	2,322,121
5.30%, 02/15/40	3,085	3,021,913
5.35%, 01/15/53 (Call 07/15/52)	1,645	1,602,418
5.40%, 01/15/54 (Call 07/15/53)	4,059	3,965,794
6.00%, 01/15/38	1,062	1,114,806
6.05%, 04/15/38	1,885	1,977,161
6.10%, 06/01/37	1,940	2,031,900
6.45%, 10/15/32	1,520	1,647,335
Series A, 6.00%, 12/01/28	1,634	1,705,348
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	3,948	3,693,662
2.45%, 06/01/30 (Call 03/01/30)	2,640	2,258,123
2.55%, 06/15/31 (Call 03/15/31)	1,820	1,516,437
2.65%, 09/01/26 (Call 06/01/26)	2,504	2,356,670
3.15%, 08/15/27 (Call 05/15/27)	3,863	3,617,857
3.25%, 01/15/82 (Call 01/15/27),
(5-year CMT + 2.321%)(a)(b)	2,037	1,726,652
3.30%, 06/15/41 (Call 12/15/40)	3,618	2,660,579
3.40%, 06/15/29 (Call 03/15/29)	2,287	2,105,814
3.50%, 06/15/51 (Call 12/15/50)	2,235	1,541,488
3.75%, 09/01/46 (Call 03/01/46)	4,812	3,578,493

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.95%, 08/15/47 (Call 02/15/47)	$2,560	$1,943,076
4.20%, 06/15/49 (Call 12/15/48)	2,660	2,097,108
4.30%, 03/15/28 (Call 02/15/28)	3,920	3,806,440
4.50%, 08/15/32 (Call 05/15/32)	5,065	4,751,658
4.80%, 12/15/45 (Call 06/15/45)	2,884	2,525,597
4.85%, 01/05/27	1,555	1,543,947
4.85%, 01/05/29 (Call 12/05/28)	1,715	1,687,238
5.00%, 12/08/25	1,540	1,534,028
5.00%, 12/08/27 (Call 11/08/27)	2,945	2,927,738
5.00%, 08/15/52 (Call 02/15/52)	3,985	3,553,290
5.75%, 09/15/33 (Call 06/15/33)	2,960	3,013,611
6.10%, 09/15/53 (Call 03/15/53)	3,060	3,183,437
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	2,520	2,078,648
2.40%, 12/15/31 (Call 09/15/31)	2,905	2,401,833
2.50%, 12/01/29 (Call 09/01/29)	2,833	2,489,530
3.00%, 12/15/51 (Call 06/15/51)	2,752	1,777,747
3.20%, 01/15/27 (Call 10/15/26)	4,032	3,849,283
3.40%, 10/01/46 (Call 04/01/46)	3,093	2,224,315
3.80%, 07/15/28 (Call 04/15/28)	2,720	2,609,411
3.85%, 11/15/42 (Call 05/15/42)	2,101	1,670,288
4.20%, 07/15/48 (Call 01/15/48)	2,115	1,735,577
5.65%, 04/01/40	2,031	2,043,954
5.88%, 11/15/33 (Call 08/15/33)	1,915	2,004,477
5.95%, 11/15/52 (Call 05/15/52)	1,395	1,464,453
6.20%, 11/15/53 (Call 05/15/53)	1,620	1,754,597
6.35%, 09/15/37	1,481	1,584,009
6.40%, 06/15/38	4,305	4,639,500
Duke Energy Florida Project Finance LLC
Series 2032, 2.86%, 03/01/33(b)	705	606,584
Series 2035, 3.11%, 09/01/38(b)	1,015	836,106
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	3,020	1,874,626
3.75%, 05/15/46 (Call 11/15/45)	1,484	1,135,708
5.25%, 03/01/34 (Call 12/01/33)	1,150	1,147,215
5.40%, 04/01/53 (Call 10/01/52)	2,200	2,118,667
6.12%, 10/15/35	1,119	1,163,072
6.35%, 08/15/38	1,193	1,277,521
6.45%, 04/01/39	2,073	2,254,083
Series WWW, 4.90%, 07/15/43
(Call 01/15/43)	1,319	1,204,792
Series YYY, 3.25%, 10/01/49
(Call 04/01/49)	2,590	1,792,992
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)(b)	1,978	1,661,169
3.65%, 02/01/29 (Call 11/01/28)	2,071	1,955,801
3.70%, 06/15/46 (Call 12/15/45)	1,767	1,328,173
4.30%, 02/01/49 (Call 08/01/48)	1,977	1,615,858
5.25%, 04/01/33 (Call 01/01/33)(b)	1,970	1,970,754
5.65%, 04/01/53 (Call 10/01/52)	755	762,264
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	2,825	2,282,180
2.50%, 08/15/50 (Call 02/15/50)	2,795	1,653,960
2.90%, 08/15/51 (Call 02/15/51)	1,849	1,187,936
3.25%, 08/15/25 (Call 05/15/25)	2,182	2,127,459
3.40%, 04/01/32 (Call 01/01/32)	2,380	2,103,694
3.45%, 03/15/29 (Call 12/15/28)	2,762	2,584,306
3.60%, 09/15/47 (Call 03/15/47)	2,736	2,026,780
3.70%, 09/01/28 (Call 06/01/28)	2,311	2,202,174
3.70%, 10/15/46 (Call 04/15/46)	2,504	1,892,466
4.00%, 04/01/52 (Call 10/01/51)	1,170	922,124

Security	Par (000)	Value

Electric (continued)
4.10%, 05/15/42 (Call 11/15/41)	$970	$804,059
4.10%, 03/15/43 (Call 09/15/42)	1,619	1,328,058
4.15%, 12/01/44 (Call 06/01/44)	2,689	2,204,083
4.20%, 08/15/45 (Call 02/15/45)	1,504	1,236,427
4.38%, 03/30/44 (Call 09/30/43)	1,767	1,509,145
5.25%, 03/15/33 (Call 12/15/32)	1,915	1,911,834
5.35%, 03/15/53 (Call 09/15/52)	1,880	1,814,667
6.30%, 04/01/38	2,005	2,153,215
Edison International
4.13%, 03/15/28 (Call 12/15/27)	2,685	2,561,547
4.70%, 08/15/25	1,665	1,642,162
4.95%, 04/15/25 (Call 03/15/25)	1,823	1,807,121
5.25%, 11/15/28 (Call 10/15/28)	1,685	1,676,140
5.75%, 06/15/27 (Call 04/15/27)	3,418	3,450,354
6.95%, 11/15/29 (Call 09/15/29)	2,555	2,723,170
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)(b)	1,291	1,095,914
6.00%, 05/15/35	619	620,754
Emera U.S. Finance LP
2.64%, 06/15/31 (Call 03/15/31)	2,010	1,618,015
3.55%, 06/15/26 (Call 03/15/26)	3,995	3,828,329
4.75%, 06/15/46 (Call 12/15/45)	4,801	3,904,219
Enel Americas SA, 4.00%, 10/25/26
(Call 07/25/26)	3,418	3,283,401
Enel Chile SA, 4.88%, 06/12/28
(Call 03/12/28)	3,842	3,737,447
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	1,953	1,170,581
3.35%, 06/15/52 (Call 12/15/51)	1,740	1,194,773
3.50%, 04/01/26 (Call 01/01/26)	3,263	3,164,403
4.00%, 06/01/28 (Call 03/01/28)	1,310	1,258,544
4.20%, 04/01/49 (Call 10/01/48)	2,694	2,198,000
5.15%, 01/15/33 (Call 10/15/32)	1,865	1,862,238
5.30%, 09/15/33 (Call 06/15/33)(b)	1,445	1,448,196
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	2,478	2,317,269
1.90%, 06/15/28 (Call 04/15/28)	2,420	2,126,364
2.40%, 06/15/31 (Call 03/05/31)	2,910	2,395,568
2.80%, 06/15/30 (Call 03/15/30)	2,842	2,457,462
2.95%, 09/01/26 (Call 06/01/26)	3,552	3,369,511
3.75%, 06/15/50 (Call 12/15/49)	2,764	1,993,215
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)	1,653	1,310,103
2.35%, 06/15/32 (Call 03/15/32)	1,540	1,245,324
2.40%, 10/01/26 (Call 07/01/26)	2,166	2,022,508
2.90%, 03/15/51 (Call 09/15/50)	3,235	2,029,533
3.05%, 06/01/31 (Call 03/01/31)	1,525	1,330,012
3.10%, 06/15/41 (Call 12/15/40)	276	202,849
3.12%, 09/01/27 (Call 06/01/27)	2,285	2,149,835
3.25%, 04/01/28 (Call 01/01/28)	3,489	3,270,054
4.00%, 03/15/33 (Call 12/15/32)	2,742	2,491,292
4.20%, 09/01/48 (Call 03/01/48)	3,946	3,201,134
4.20%, 04/01/50 (Call 10/01/49)	2,551	2,068,987
4.75%, 09/15/52 (Call 03/15/52)	2,180	1,910,889
4.95%, 01/15/45 (Call 01/15/25)	2,865	2,616,626
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	2,833	2,589,851
3.50%, 06/01/51 (Call 03/01/51)	995	704,018
3.85%, 06/01/49 (Call 12/01/48)	629	479,730
5.00%, 09/01/33 (Call 06/01/33)	910	890,547

42	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	$2,285	$1,829,005
3.55%, 09/30/49 (Call 03/30/49)	2,465	1,777,266
4.00%, 03/30/29 (Call 12/30/28)	772	736,786
4.50%, 03/30/39 (Call 09/30/38)	175	155,275
5.00%, 09/15/52 (Call 03/15/52)(b)	1,710	1,557,217
5.80%, 09/01/53 (Call 03/01/53)(b)	1,300	1,337,519
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	4,025	3,567,129
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,960	1,848,708
3.10%, 04/01/27 (Call 01/01/27)	2,295	2,167,662
3.25%, 09/01/49 (Call 03/01/49)	1,573	1,076,256
3.45%, 04/15/50 (Call 10/15/49)	1,435	1,008,869
4.10%, 04/01/43 (Call 10/01/42)	1,920	1,565,473
4.13%, 03/01/42 (Call 09/01/41)	2,072	1,720,225
4.25%, 12/01/45 (Call 06/01/45)	1,039	850,945
5.70%, 03/15/53 (Call 09/15/52)	1,215	1,212,539
5.90%, 11/15/33 (Call 08/15/33)	1,425	1,480,690
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)(b)	1,625	1,585,351
4.20%, 06/15/47 (Call 12/15/46)	1,835	1,473,311
4.20%, 03/15/48 (Call 09/15/47)	1,144	930,721
4.95%, 04/15/33 (Call 01/15/33)	1,525	1,490,991
5.30%, 10/01/41 (Call 04/01/41)	1,831	1,750,859
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	1,733	1,370,910
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	2,183	1,844,670
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	1,870	1,543,507
2.90%, 03/01/27 (Call 02/01/27)	2,990	2,797,618
3.38%, 03/01/32 (Call 12/01/31)	2,306	1,979,491
3.45%, 01/15/50 (Call 07/15/49)	3,045	2,073,621
4.60%, 07/01/27 (Call 06/01/27)	3,598	3,518,416
4.75%, 05/15/26	1,575	1,554,992
5.00%, 01/01/27	2,130	2,115,419
5.13%, 05/15/33 (Call 02/15/33)	2,460	2,376,444
5.45%, 03/01/28 (Call 02/01/28)	4,950	4,977,081
5.50%, 01/01/34 (Call 10/01/33)	3,925	3,884,439
5.95%, 02/01/29 (Call 01/01/29)	4,040	4,137,631
Series M, 3.30%, 01/15/28 (Call 10/15/27)	1,146	1,067,339
Series O, 4.25%, 04/01/29 (Call 01/01/29)	2,741	2,611,166
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	2,412	2,251,407
Series R, 1.65%, 08/15/30 (Call 05/15/30)	2,721	2,165,108
Series U, 1.40%, 08/15/26 (Call 07/15/26)(b)	1,795	1,629,948
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	2,405	2,237,912
3.35%, 03/15/32 (Call 12/15/31)	785	684,455
3.40%, 04/15/26 (Call 01/15/26)	4,607	4,435,737
3.95%, 06/15/25 (Call 03/15/25)	3,998	3,924,204
4.05%, 04/15/30 (Call 01/15/30)	5,715	5,360,300
4.10%, 03/15/52 (Call 09/15/51)	2,445	1,896,461
4.45%, 04/15/46 (Call 10/15/45)	2,803	2,346,198
4.70%, 04/15/50 (Call 10/15/49)	3,422	2,955,276
4.95%, 06/15/35 (Call 12/15/34)	944	881,941
5.10%, 06/15/45 (Call 12/15/44)	2,505	2,279,152
5.15%, 03/15/28 (Call 02/15/28)	1,780	1,776,184
5.15%, 03/15/29 (Call 02/15/29)	785	781,249
5.30%, 03/15/33 (Call 12/15/32)	3,045	3,015,604
5.45%, 03/15/34 (Call 12/15/33)	1,610	1,602,953

Security	Par (000)	Value

Electric (continued)
5.60%, 03/15/53 (Call 09/15/52)	$3,835	$3,739,466
5.63%, 06/15/35	3,019	2,997,598
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	3,843	3,213,682
2.85%, 04/01/25 (Call 03/01/25)	7,829	7,632,804
2.88%, 12/04/51 (Call 06/04/51)	5,262	3,417,092
3.13%, 12/01/25 (Call 06/01/25)	4,045	3,920,648
3.15%, 10/01/49 (Call 04/01/49)	1,409	971,487
3.70%, 12/01/47 (Call 06/01/47)	2,287	1,777,745
3.80%, 12/15/42 (Call 06/15/42)	2,106	1,713,977
3.95%, 03/01/48 (Call 09/01/47)	4,212	3,409,119
3.99%, 03/01/49 (Call 09/01/48)	2,755	2,228,912
4.05%, 06/01/42 (Call 12/01/41)	2,640	2,236,857
4.05%, 10/01/44 (Call 04/01/44)	2,418	2,035,552
4.13%, 02/01/42 (Call 08/01/41)	2,503	2,145,974
4.13%, 06/01/48 (Call 12/01/47)	2,361	1,960,857
4.40%, 05/15/28 (Call 03/15/28)	1,845	1,812,680
4.45%, 05/15/26 (Call 04/15/26)	1,145	1,133,239
4.63%, 05/15/30 (Call 03/15/30)	2,590	2,548,861
4.80%, 05/15/33 (Call 02/15/33)	1,745	1,706,474
4.95%, 06/01/35	774	761,430
5.05%, 04/01/28 (Call 03/01/28)	2,340	2,356,981
5.10%, 04/01/33 (Call 01/01/33)	2,980	2,968,987
5.25%, 02/01/41 (Call 08/01/40)	2,089	2,060,692
5.30%, 04/01/53 (Call 10/01/52)	2,545	2,512,916
5.63%, 04/01/34	1,145	1,196,887
5.65%, 02/01/37	1,475	1,522,721
5.69%, 03/01/40	2,458	2,518,430
5.95%, 02/01/38	1,913	2,034,333
5.96%, 04/01/39	765	820,284
Series A, 3.30%, 05/30/27 (Call 02/28/27)	3,066	2,902,982
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	5,715	5,395,359
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	894	858,534
3.25%, 03/30/27 (Call 12/30/26)	2,440	2,310,934
4.30%, 03/15/42	4,953	4,227,592
4.30%, 03/15/43	2,087	1,752,748
4.65%, 05/16/28 (Call 03/16/28)	4,480	4,413,102
4.70%, 05/15/32 (Call 02/15/32)	1,520	1,469,179
4.95%, 05/17/33 (Call 11/17/32)	4,620	4,513,867
5.00%, 02/23/27 (Call 01/23/27)	735	733,541
5.13%, 05/15/52 (Call 11/15/51)	3,320	3,151,090
5.25%, 03/15/34 (Call 09/15/33)	1,925	1,918,697
Series 10-C, 4.75%, 09/01/40	2,324	2,109,808
Series A, 3.25%, 03/15/51 (Call 09/15/50)	1,845	1,264,652
Series B, 2.65%, 09/15/29 (Call 06/15/29)	3,552	3,142,302
Series B, 3.70%, 01/30/50 (Call 07/30/49)	2,823	2,137,378
Iberdrola International BV
5.81%, 03/15/25	3,705	3,705,079
6.75%, 07/15/36	1,502	1,681,776
Idaho Power Co.
5.50%, 03/15/53 (Call 09/15/52)	1,070	1,052,269
5.80%, 04/01/54 (Call 10/01/53)(b)	740	753,407
Series K, 4.20%, 03/01/48 (Call 09/01/47)	1,281	1,031,539
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	2,290	1,551,481
3.85%, 05/15/28 (Call 02/15/28)	1,984	1,893,600
4.25%, 08/15/48 (Call 02/15/48)	1,815	1,469,108
5.63%, 04/01/53 (Call 10/01/52)	1,410	1,411,349
6.05%, 03/15/37	425	440,852

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series K, 4.55%, 03/15/46 (Call 09/15/45)	$2,158	$1,840,536
Series L, 3.75%, 07/01/47 (Call 01/01/47)	1,088	808,160
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	1,102	928,566
3.10%, 11/30/51 (Call 05/30/51)	1,455	932,721
3.50%, 09/30/49 (Call 03/30/49)	1,539	1,090,837
3.60%, 04/01/29 (Call 01/01/29)	1,117	1,038,904
3.70%, 09/15/46 (Call 03/15/46)	1,223	909,256
4.10%, 09/26/28 (Call 06/26/28)	3,356	3,215,269
5.70%, 10/15/33 (Call 07/15/33)	1,690	1,720,626
6.25%, 07/15/39	1,010	1,053,346
IPALCO Enterprises Inc., 4.25%, 05/01/30
(Call 02/01/30)	3,055	2,812,238
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	2,410	2,301,738
3.35%, 11/15/27 (Call 08/15/27)	1,635	1,533,624
5.30%, 07/01/43 (Call 01/01/43)	1,636	1,531,255
John Sevier Combined Cycle Generation LLC,
4.63%, 01/15/42	356	332,152
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	2,740	1,893,891
4.38%, 10/01/45 (Call 04/01/45)	2,236	1,876,932
5.13%, 11/01/40 (Call 05/01/40)	3,414	3,241,055
5.45%, 04/15/33 (Call 01/15/33)	1,220	1,230,819
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	925	753,889
5.45%, 04/15/33 (Call 01/15/33)	1,400	1,412,984
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	1,257	1,220,877
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	3,020	1,849,833
3.10%, 05/01/27 (Call 02/01/27)	3,480	3,292,264
3.15%, 04/15/50 (Call 10/15/49)(b)	3,072	2,099,760
3.65%, 04/15/29 (Call 01/15/29)	5,010	4,726,379
3.65%, 08/01/48 (Call 02/01/48)	3,383	2,573,304
3.95%, 08/01/47 (Call 02/01/47)	2,578	2,062,821
4.25%, 05/01/46 (Call 11/01/45)	1,675	1,404,326
4.25%, 07/15/49 (Call 01/15/49)	4,199	3,527,808
4.40%, 10/15/44 (Call 04/15/44)	2,282	1,953,768
4.80%, 09/15/43 (Call 03/15/43)	1,102	1,007,691
5.30%, 02/01/55 (Call 08/01/54)	680	662,395
5.35%, 01/15/34 (Call 10/15/33)	1,685	1,717,138
5.75%, 11/01/35	550	569,957
5.80%, 10/15/36	1,894	1,957,114
5.85%, 09/15/54 (Call 03/15/54)	715	754,378
6.75%, 12/30/31	1,155	1,295,317
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	3,900	3,741,056
Series 12-A, 4.25%, 03/15/42	2,356	1,963,910
Series B, 3.10%, 07/30/51
(Call 01/30/51)(b)	1,638	1,064,264
National Grid PLC
5.42%, 01/11/34 (Call 10/11/33)(b)	1,950	1,901,527
5.60%, 06/12/28 (Call 05/12/28)	260	263,275
5.81%, 06/12/33 (Call 03/12/33)	1,467	1,482,437
National Grid USA, 5.80%, 04/01/35	1,672	1,648,615
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	2,632	2,402,025
1.35%, 03/15/31 (Call 12/15/30)	2,169	1,683,767
1.65%, 06/15/31 (Call 03/15/31)	1,635	1,293,239
2.40%, 03/15/30 (Call 12/15/29)	2,705	2,328,578

Security	Par (000)	Value

Electric (continued)
2.75%, 04/15/32 (Call 01/15/32)	$2,200	$1,849,784
3.05%, 04/25/27 (Call 01/25/27)	2,321	2,199,324
3.25%, 11/01/25 (Call 08/01/25)	2,135	2,069,200
3.40%, 02/07/28 (Call 11/07/27)	2,800	2,644,869
3.45%, 06/15/25	1,575	1,539,014
3.70%, 03/15/29 (Call 12/15/28)	1,630	1,530,501
3.90%, 11/01/28 (Call 08/01/28)	1,603	1,536,413
4.02%, 11/01/32 (Call 05/01/32)	1,619	1,489,457
4.15%, 12/15/32 (Call 09/15/32)	2,050	1,887,274
4.30%, 03/15/49 (Call 09/15/48)	1,969	1,635,545
4.40%, 11/01/48 (Call 05/01/48)	1,560	1,314,736
4.45%, 03/13/26 (Call 02/13/26)	1,665	1,644,492
4.80%, 02/05/27 (Call 01/05/27)(b)	1,700	1,691,555
4.80%, 03/15/28 (Call 02/15/28)	3,850	3,829,219
4.85%, 02/07/29 (Call 01/07/29)	1,830	1,814,405
5.00%, 02/07/31 (Call 12/07/30)	1,325	1,307,531
5.05%, 09/15/28 (Call 08/15/28)	1,784	1,785,927
5.25%, 04/20/46 (Call 04/20/26),
(3-mo. LIBOR US + 3.630%)(a)	1,920	1,862,483
5.45%, 10/30/25(b)	2,710	2,716,978
5.60%, 11/13/26 (Call 10/13/26)	1,215	1,231,018
5.80%, 01/15/33 (Call 07/15/32)	2,640	2,729,989
7.13%, 09/15/53 (Call 06/15/28),
(5-year CMT + 3.533%)(a)	510	527,520
Series C, 8.00%, 03/01/32	1,458	1,688,408
Nevada Power Co.
5.90%, 05/01/53 (Call 11/01/52)	885	910,250
6.00%, 03/15/54 (Call 09/15/53)	2,115	2,209,406
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	2,759	2,603,206
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	1,070	910,016
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	1,675	1,098,548
Series N, 6.65%, 04/01/36	1,900	2,033,280
Series R, 6.75%, 07/01/37(b)	1,575	1,743,162
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	5,440	4,964,296
1.90%, 06/15/28 (Call 04/15/28)	4,390	3,844,979
2.25%, 06/01/30 (Call 03/01/30)	5,167	4,348,155
2.44%, 01/15/32 (Call 10/15/31)	4,808	3,904,232
2.75%, 11/01/29 (Call 08/01/29)	5,345	4,710,901
3.00%, 01/15/52 (Call 07/15/51)	2,290	1,451,638
3.50%, 04/01/29 (Call 01/01/29)	3,892	3,599,114
3.55%, 05/01/27 (Call 02/01/27)	7,417	7,056,516
3.80%, 03/15/82 (Call 03/15/27),
(5-year CMT + 2.547%)(a)	1,030	917,534
4.45%, 06/20/25	3,385	3,340,907
4.63%, 07/15/27 (Call 06/15/27)	6,870	6,759,216
4.80%, 12/01/77 (Call 12/01/27),
(3-mo. LIBOR US + 2.409%)(a)	2,698	2,443,081
4.90%, 02/28/28 (Call 01/28/28)	5,905	5,856,011
4.90%, 03/15/29 (Call 02/15/29)	3,575	3,530,611
4.95%, 01/29/26	3,745	3,717,539
5.00%, 02/28/30 (Call 12/28/29)	3,960	3,925,990
5.00%, 07/15/32 (Call 04/15/32)	4,577	4,460,825
5.05%, 02/28/33 (Call 11/28/32)	4,690	4,572,477
5.25%, 03/15/34 (Call 12/15/33)	3,575	3,508,916
5.25%, 02/28/53 (Call 08/28/52)	4,630	4,299,095
5.55%, 03/15/54 (Call 09/15/53)	3,715	3,602,465
5.65%, 05/01/79 (Call 05/01/29),
(3-mo. LIBOR US + 3.156%)(a)	866	832,875
5.75%, 09/01/25	1,139	1,145,032
6.05%, 03/01/25	1,400	1,405,658

44	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Northern States Power Co./MN
2.25%, 04/01/31 (Call 10/01/30)	$2,335	$1,955,860
2.60%, 06/01/51 (Call 12/01/50)	2,275	1,405,156
2.90%, 03/01/50 (Call 09/01/49)	2,854	1,867,993
3.20%, 04/01/52 (Call 10/01/51)	1,750	1,205,617
3.40%, 08/15/42 (Call 02/15/42)	1,078	818,553
3.60%, 05/15/46 (Call 11/15/45)	1,311	992,938
3.60%, 09/15/47 (Call 03/15/47)	2,243	1,696,750
4.00%, 08/15/45 (Call 02/15/45)	1,557	1,258,988
4.13%, 05/15/44 (Call 11/15/43)	1,540	1,270,709
4.50%, 06/01/52 (Call 12/01/51)	1,780	1,552,275
5.10%, 05/15/53 (Call 11/15/52)	2,560	2,443,307
5.35%, 11/01/39	620	611,823
5.40%, 03/15/54 (Call 09/15/53)	1,570	1,553,608
6.20%, 07/01/37	1,493	1,597,244
6.25%, 06/01/36	1,180	1,274,432
NorthWestern Corp., 4.18%, 11/15/44
(Call 05/15/44)	415	334,177
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	876	700,495
3.10%, 06/01/51 (Call 12/01/50)	1,295	874,274
3.20%, 05/15/27 (Call 02/15/27)	2,551	2,430,233
3.25%, 05/15/29 (Call 02/15/29)	2,662	2,474,358
3.95%, 04/01/30 (Call 01/01/30)	2,477	2,322,120
4.40%, 03/01/44 (Call 09/01/43)	1,885	1,623,895
4.55%, 06/01/52 (Call 12/01/51)	2,255	1,949,286
4.95%, 09/15/52 (Call 03/15/52)	20	18,503
5.50%, 03/15/40	405	403,627
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	2,230	1,598,671
4.50%, 04/01/47 (Call 10/01/46)	2,385	1,934,643
5.05%, 10/01/48 (Call 04/01/48)	2,165	1,908,051
5.25%, 09/01/50	1,217	1,113,517
5.38%, 11/01/40	2,040	1,911,048
5.95%, 11/01/39	1,581	1,560,861
6.20%, 12/01/53 (Call 06/01/53)(c)	2,085	2,145,105
Ohio Edison Co., 6.88%, 07/15/36	1,390	1,535,287
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	2,087	1,628,706
4.15%, 04/01/48 (Call 10/01/47)	2,102	1,682,981
5.00%, 06/01/33 (Call 03/01/33)	735	720,891
Series P, 2.60%, 04/01/30 (Call 01/01/30)	2,038	1,763,474
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	2,481	1,978,387
Series R, 2.90%, 10/01/51 (Call 04/01/51)	1,350	859,552
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	2,411	2,163,465
3.30%, 03/15/30 (Call 09/15/29)	1,756	1,581,040
3.80%, 08/15/28 (Call 02/15/28)	1,377	1,318,927
3.85%, 08/15/47 (Call 02/15/47)	1,829	1,389,077
4.15%, 04/01/47 (Call 10/01/46)	2,960	2,358,491
5.40%, 01/15/33 (Call 07/15/32)	1,780	1,809,042
5.60%, 04/01/53 (Call 10/01/52)	895	899,951
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	3,965	3,686,050
2.70%, 11/15/51 (Call 05/15/51)	2,360	1,465,600
2.75%, 05/15/30 (Call 02/15/30)	2,547	2,237,268
2.95%, 04/01/25 (Call 01/01/25)	1,149	1,120,383
3.10%, 09/15/49 (Call 03/15/49)	3,090	2,118,413
3.70%, 11/15/28 (Call 08/15/28)	3,808	3,608,180
3.70%, 05/15/50 (Call 11/15/49)	2,531	1,929,705
3.75%, 04/01/45 (Call 10/01/44)	3,121	2,475,190

Security	Par (000)	Value

Electric (continued)
3.80%, 09/30/47 (Call 03/30/47)	$1,977	$1,525,160
3.80%, 06/01/49 (Call 12/01/48)	2,278	1,787,038
4.10%, 11/15/48 (Call 05/15/48)	2,180	1,786,442
4.15%, 06/01/32 (Call 03/01/32)	1,840	1,723,277
4.30%, 05/15/28 (Call 04/15/28)	590	575,277
4.55%, 09/15/32 (Call 06/15/32)	2,750	2,638,112
4.55%, 12/01/41 (Call 06/01/41)	1,261	1,143,397
4.60%, 06/01/52 (Call 12/01/51)	740	650,733
4.95%, 09/15/52 (Call 03/15/52)	3,020	2,812,282
5.25%, 09/30/40	1,297	1,287,156
5.30%, 06/01/42 (Call 12/01/41)	1,748	1,765,141
5.35%, 10/01/52 (Call 04/01/52)	220	218,261
5.65%, 11/15/33 (Call 08/15/33)	2,450	2,526,167
5.75%, 03/15/29 (Call 12/15/28)	1,269	1,311,948
7.00%, 05/01/32	969	1,079,419
7.25%, 01/15/33	2,037	2,317,905
7.50%, 09/01/38	644	768,497
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	5,160	4,622,429
2.50%, 02/01/31 (Call 11/01/30)	8,208	6,731,318
2.95%, 03/01/26 (Call 12/01/25)	2,277	2,161,420
3.00%, 06/15/28 (Call 04/15/28)	3,285	2,980,716
3.15%, 01/01/26	4,748	4,540,437
3.25%, 06/01/31 (Call 03/01/31)	3,215	2,754,593
3.30%, 03/15/27 (Call 12/15/26)	1,847	1,733,576
3.30%, 12/01/27 (Call 09/01/27)	4,132	3,817,145
3.30%, 08/01/40 (Call 02/01/40)	2,282	1,645,142
3.45%, 07/01/25	1,927	1,870,843
3.50%, 06/15/25 (Call 03/15/25)	1,320	1,281,227
3.50%, 08/01/50 (Call 02/01/50)	7,965	5,358,328
3.75%, 07/01/28	4,074	3,790,260
3.75%, 08/15/42 (Call 02/15/42)	1,693	1,244,142
3.95%, 12/01/47 (Call 06/01/47)	3,548	2,576,462
4.00%, 12/01/46 (Call 06/01/46)	2,879	2,096,255
4.20%, 03/01/29 (Call 01/01/29)	1,905	1,797,268
4.20%, 06/01/41 (Call 12/01/40)	1,327	1,042,605
4.25%, 03/15/46 (Call 09/15/45)	2,097	1,604,284
4.30%, 03/15/45 (Call 09/15/44)	2,704	2,109,680
4.40%, 03/01/32 (Call 12/01/31)	2,505	2,279,869
4.45%, 04/15/42 (Call 10/15/41)	1,286	1,034,612
4.50%, 07/01/40 (Call 01/01/40)	7,688	6,458,893
4.55%, 07/01/30 (Call 01/01/30)	11,624	10,932,728
4.60%, 06/15/43 (Call 12/15/42)	1,147	940,157
4.65%, 08/01/28 (Call 05/01/28)	1,518	1,448,840
4.75%, 02/15/44 (Call 08/15/43)	2,300	1,917,433
4.95%, 06/08/25	1,630	1,614,446
4.95%, 07/01/50 (Call 01/01/50)	12,077	10,256,809
5.25%, 03/01/52 (Call 09/01/51)	1,410	1,248,335
5.45%, 06/15/27 (Call 05/15/27)	2,319	2,314,607
5.55%, 05/15/29 (Call 04/15/29)	2,675	2,680,317
5.80%, 05/15/34 (Call 02/15/34)	2,675	2,671,004
5.90%, 06/15/32 (Call 03/15/32)	3,000	3,015,093
6.10%, 01/15/29 (Call 12/15/28)	1,670	1,709,228
6.15%, 01/15/33 (Call 10/15/32)	3,075	3,146,281
6.40%, 06/15/33 (Call 03/15/33)	3,230	3,358,801
6.70%, 04/01/53 (Call 10/01/52)	2,030	2,176,926
6.75%, 01/15/53 (Call 07/15/52)	4,910	5,262,554
6.95%, 03/15/34 (Call 12/15/33)	3,440	3,719,413
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	3,935	2,398,428
3.30%, 03/15/51 (Call 09/15/50)	2,629	1,724,048

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.10%, 02/01/42 (Call 08/01/41)	$1,291	$1,023,223
4.13%, 01/15/49 (Call 07/15/48)	2,710	2,113,354
4.15%, 02/15/50 (Call 08/15/49)	2,802	2,174,857
5.10%, 02/15/29 (Call 01/15/29)	2,190	2,183,565
5.25%, 06/15/35	904	878,131
5.35%, 12/01/53 (Call 06/01/53)	3,820	3,508,334
5.50%, 05/15/54 (Call 11/15/53)	2,725	2,543,225
5.75%, 04/01/37	1,092	1,085,498
6.00%, 01/15/39	2,708	2,780,574
6.10%, 08/01/36	1,165	1,206,487
6.25%, 10/15/37	3,051	3,189,173
6.35%, 07/15/38	820	861,370
PacifiCorp.
2.70%, 09/15/30 (Call 06/15/30)	2,130	1,827,632
3.50%, 06/15/29 (Call 03/15/29)	1,785	1,645,733
5.30%, 02/15/31 (Call 12/15/30)	2,210	2,190,879
5.45%, 02/15/34 (Call 11/15/33)	2,310	2,278,519
5.80%, 01/15/55 (Call 07/15/54)	4,260	4,117,671
7.70%, 11/15/31	785	899,129
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)(b)	380	244,820
2.85%, 09/15/51 (Call 03/15/51)	1,185	754,821
3.00%, 09/15/49 (Call 03/15/49)	1,845	1,239,852
3.05%, 03/15/51 (Call 09/15/50)	1,070	719,635
3.15%, 10/15/25 (Call 07/15/25)	1,185	1,150,804
3.70%, 09/15/47 (Call 03/15/47)	1,841	1,430,599
3.90%, 03/01/48 (Call 09/01/47)	2,587	2,081,134
4.15%, 10/01/44 (Call 04/01/44)(b)	1,365	1,140,335
4.38%, 08/15/52 (Call 02/15/52)	1,770	1,509,144
4.60%, 05/15/52 (Call 11/15/51)	1,800	1,602,742
4.90%, 06/15/33 (Call 03/15/33)	2,457	2,432,386
5.95%, 10/01/36	775	819,833
PG&E Recovery Funding LLC, 5.05%, 07/15/34	91	90,342
Pinnacle West Capital Corp., 1.30%, 06/15/25
(Call 05/15/25)	2,538	2,408,523
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	2,709	2,276,586
5.20%, 03/15/34 (Call 12/15/33)	1,300	1,292,454
5.50%, 03/15/54 (Call 09/15/53)	1,300	1,294,033
6.50%, 11/15/37	260	286,975
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	3,919	3,732,073
4.13%, 04/15/30 (Call 01/15/30)	1,710	1,594,869
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	1,652	1,126,950
3.95%, 06/01/47 (Call 12/01/46)	1,053	849,932
4.13%, 06/15/44 (Call 12/15/43)	928	778,098
4.15%, 10/01/45 (Call 04/01/45)	1,485	1,234,607
4.15%, 06/15/48 (Call 12/15/47)	1,600	1,340,828
4.75%, 07/15/43 (Call 01/15/43)	1,125	1,035,103
4.85%, 02/15/34 (Call 11/15/33)	1,845	1,796,777
5.00%, 05/15/33 (Call 02/15/33)	3,370	3,350,768
5.25%, 05/15/53 (Call 11/15/52)	3,950	3,834,499
6.25%, 05/15/39	1,645	1,786,421
Progress Energy Inc.
6.00%, 12/01/39	2,912	2,935,511
7.00%, 10/30/31	1,795	1,980,876
7.75%, 03/01/31	2,939	3,319,714
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	830	668,518

Security	Par (000)	Value

Electric (continued)
3.60%, 09/15/42 (Call 03/15/42)	$1,933	$1,483,697
3.70%, 06/15/28 (Call 12/15/27)	1,995	1,900,998
3.80%, 06/15/47 (Call 12/15/46)	1,889	1,434,214
4.05%, 09/15/49 (Call 03/15/49)	1,931	1,506,157
4.10%, 06/01/32 (Call 03/01/32)(b)	1,235	1,146,789
4.10%, 06/15/48 (Call 12/15/47)	1,620	1,292,437
4.30%, 03/15/44 (Call 09/15/43)	1,566	1,303,226
4.50%, 06/01/52 (Call 12/01/51)	2,025	1,695,721
5.25%, 04/01/53 (Call 10/01/52)	3,055	2,892,269
6.50%, 08/01/38	110	119,709
Series 17, 6.25%, 09/01/37	1,384	1,468,009
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	1,599	1,083,077
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	2,209	1,798,285
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	1,620	979,514
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	1,550	1,172,000
5.15%, 01/15/53 (Call 07/15/52)	1,670	1,601,880
5.35%, 10/01/33 (Call 07/01/33)	1,475	1,490,390
Series V, 2.20%, 06/15/31 (Call 03/15/31)	280	230,606
Public Service Co. of Oklahoma
5.25%, 01/15/33 (Call 10/15/32)	2,810	2,782,387
Series J, 2.20%, 08/15/31 (Call 05/15/31)	1,095	890,518
Series K, 3.15%, 08/15/51 (Call 02/15/51)	520	347,850
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	1,865	1,725,894
1.90%, 08/15/31 (Call 05/15/31)	2,685	2,162,746
2.05%, 08/01/50 (Call 02/01/50)(b)	2,200	1,228,911
2.25%, 09/15/26 (Call 06/15/26)	1,469	1,372,730
2.45%, 01/15/30 (Call 10/15/29)	3,299	2,868,665
2.70%, 05/01/50 (Call 11/01/49)	765	492,727
3.00%, 05/15/25 (Call 02/15/25)	513	499,874
3.00%, 05/15/27 (Call 02/15/27)	2,214	2,092,581
3.00%, 03/01/51 (Call 09/01/50)	210	140,446
3.10%, 03/15/32 (Call 12/15/31)(b)	504	438,701
3.15%, 01/01/50 (Call 07/01/49)	1,785	1,240,439
3.20%, 05/15/29 (Call 02/15/29)	1,559	1,437,774
3.20%, 08/01/49 (Call 02/01/49)	2,055	1,449,862
3.60%, 12/01/47 (Call 06/01/47)	1,879	1,432,184
3.65%, 09/01/28 (Call 06/01/28)(b)	2,353	2,240,315
3.65%, 09/01/42 (Call 03/01/42)	1,535	1,208,518
3.70%, 05/01/28 (Call 02/01/28)	2,254	2,154,508
3.80%, 01/01/43 (Call 07/01/42)	564	458,095
3.80%, 03/01/46 (Call 09/01/45)	2,633	2,078,105
3.85%, 05/01/49 (Call 11/01/48)	1,932	1,539,291
3.95%, 05/01/42 (Call 11/01/41)	630	528,546
4.05%, 05/01/48 (Call 11/01/47)	1,741	1,446,797
4.65%, 03/15/33 (Call 12/15/32)	1,405	1,358,743
4.90%, 12/15/32 (Call 09/15/32)(b)	2,078	2,049,612
5.13%, 03/15/53 (Call 09/15/52)(b)	665	643,931
5.20%, 08/01/33 (Call 05/01/33)	630	634,332
5.20%, 03/01/34 (Call 12/01/33)	1,900	1,902,354
5.45%, 08/01/53 (Call 02/01/53)	20	20,092
5.45%, 03/01/54 (Call 09/01/53)	1,900	1,905,699
5.50%, 03/01/40	387	386,923
5.80%, 05/01/37	363	373,594
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	2,522	2,361,599
1.60%, 08/15/30 (Call 05/15/30)(b)	1,993	1,600,924
2.45%, 11/15/31 (Call 08/15/31)	1,430	1,162,989
5.85%, 11/15/27 (Call 10/15/27)	1,580	1,617,587
5.88%, 10/15/28 (Call 09/15/28)	2,365	2,427,097

46	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.13%, 10/15/33 (Call 07/15/33)	$2,125	$2,217,641
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	3,680	3,262,867
3.65%, 05/15/25 (Call 02/15/25)	2,753	2,682,274
4.10%, 06/15/30 (Call 03/15/30)	1,634	1,479,394
4.22%, 03/15/32 (Call 12/15/31)	2,244	2,003,662
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)	615	390,990
3.25%, 09/15/49 (Call 03/15/49)	2,998	2,042,733
4.22%, 06/15/48 (Call 12/15/47)	3,690	2,994,705
4.30%, 05/20/45 (Call 11/20/44)	1,882	1,561,270
5.64%, 04/15/41 (Call 10/15/40)	360	358,351
5.76%, 10/01/39	1,320	1,324,910
5.80%, 03/15/40	1,340	1,352,628
6.27%, 03/15/37	895	941,192
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	3,235	3,069,135
3.70%, 03/15/52 (Call 09/15/51)	450	333,407
4.15%, 05/15/48 (Call 11/15/47)	2,025	1,666,689
4.50%, 08/15/40	893	792,471
4.95%, 08/15/28 (Call 07/15/28)	2,387	2,386,341
5.35%, 04/01/53 (Call 10/01/52)	3,680	3,559,841
6.00%, 06/01/39	940	972,791
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	2,280	1,753,193
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	2,464	1,987,454
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	2,176	1,510,422
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	3,699	3,010,055
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	2,990	1,983,075
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	1,925	1,662,503
Sempra
3.25%, 06/15/27 (Call 03/15/27)	3,639	3,422,306
3.30%, 04/01/25 (Call 03/01/25)	2,758	2,693,305
3.40%, 02/01/28 (Call 11/01/27)	4,847	4,561,177
3.70%, 04/01/29 (Call 02/01/29)	2,473	2,303,825
3.80%, 02/01/38 (Call 08/01/37)	3,887	3,188,368
4.00%, 02/01/48 (Call 08/01/47)	1,887	1,465,059
4.13%, 04/01/52 (Call 01/01/27),
(5-year CMT + 2.868%)(a)	4,100	3,764,611
5.40%, 08/01/26 (Call 07/01/26)	2,195	2,200,393
5.50%, 08/01/33 (Call 05/01/33)	2,100	2,087,769
6.00%, 10/15/39	3,275	3,305,636
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	3,274	3,101,060
5.90%, 03/15/54 (Call 09/15/53)(c)	1,740	1,777,898
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	2,422	2,044,175
2.75%, 02/01/32 (Call 11/01/31)	3,045	2,556,900
2.85%, 08/01/29 (Call 05/01/29)	2,348	2,102,519
3.45%, 02/01/52 (Call 08/01/51)	2,600	1,810,822
3.65%, 02/01/50 (Call 08/01/49)	5,359	3,920,151
4.00%, 04/01/47 (Call 10/01/46)	5,379	4,183,811
4.05%, 03/15/42 (Call 09/15/41)	2,152	1,768,333
4.50%, 09/01/40 (Call 03/01/40)	1,670	1,459,260
4.65%, 10/01/43 (Call 04/01/43)	2,948	2,580,192
4.88%, 02/01/27 (Call 01/01/27)	2,180	2,168,745

Security	Par (000)	Value

Electric (continued)
4.90%, 06/01/26 (Call 05/01/26)	$1,365	$1,355,621
5.15%, 06/01/29 (Call 05/01/29)	1,900	1,901,335
5.20%, 06/01/34 (Call 03/01/34)	2,060	2,015,156
5.30%, 03/01/28 (Call 02/01/28)	695	701,678
5.35%, 03/01/26	1,900	1,901,217
5.50%, 03/15/40	2,668	2,635,563
5.63%, 02/01/36	1,459	1,458,422
5.65%, 10/01/28 (Call 09/01/28)	620	634,817
5.70%, 03/01/53 (Call 09/01/52)	485	480,951
5.75%, 04/15/54 (Call 10/15/53)	1,900	1,888,438
5.85%, 11/01/27 (Call 10/01/27)	2,180	2,232,549
5.88%, 12/01/53 (Call 06/01/53)	1,920	1,951,001
5.95%, 11/01/32 (Call 08/01/32)	1,560	1,625,760
6.00%, 01/15/34	1,734	1,807,021
6.05%, 03/15/39	2,655	2,734,587
6.65%, 04/01/29	1,395	1,464,009
Series 04-G, 5.75%, 04/01/35	1,374	1,389,800
Series 05-E, 5.35%, 07/15/35	1,261	1,254,241
Series 06-E, 5.55%, 01/15/37	1,780	1,771,362
Series 08-A, 5.95%, 02/01/38	2,187	2,240,985
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	2,454	1,939,923
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	1,785	1,655,576
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	630	403,117
Series A, 4.20%, 03/01/29 (Call 12/01/28)	2,198	2,114,568
Series B, 3.65%, 03/01/28 (Call 12/01/27)	2,172	2,057,047
Series B, 4.88%, 03/01/49 (Call 09/01/48)	2,886	2,561,448
Series C, 3.60%, 02/01/45 (Call 08/01/44)	1,810	1,339,854
Series C, 4.13%, 03/01/48 (Call 09/01/47)	4,867	3,882,991
Series C, 4.20%, 06/01/25	1,455	1,434,283
Series D, 4.70%, 06/01/27 (Call 05/01/27)	2,477	2,448,518
Series E, 3.70%, 08/01/25 (Call 06/01/25)	3,950	3,858,316
Series E, 5.45%, 06/01/52 (Call 12/01/51)	1,909	1,831,184
Series G, 2.50%, 06/01/31 (Call 03/01/31)	3,027	2,540,571
Series H, 3.65%, 06/01/51 (Call 12/01/50)	2,012	1,470,266
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	6,545	6,260,771
4.25%, 07/01/36 (Call 01/01/36)	975	861,004
4.40%, 07/01/46 (Call 01/01/46)	7,721	6,511,544
4.85%, 06/15/28 (Call 04/15/28)	2,470	2,446,339
5.11%, 08/01/27	2,500	2,493,714
5.15%, 10/06/25	2,505	2,501,068
5.20%, 06/15/33 (Call 12/15/32)	2,875	2,830,385
5.50%, 03/15/29 (Call 01/15/29)	3,430	3,474,884
5.70%, 10/15/32 (Call 04/15/32)	1,735	1,777,016
5.70%, 03/15/34 (Call 09/15/33)	3,000	3,058,756
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26),
(5-year CMT + 2.915%)(a)	4,125	3,870,832
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	1,330	1,168,866
Series A, 3.70%, 04/30/30 (Call 01/30/30)	4,430	4,083,935
Series B, 4.00%, 01/15/51 (Call 10/15/25),
(5-year CMT + 3.733%)(a)	1,865	1,792,977
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	1,713	1,579,146
4.15%, 12/01/25 (Call 09/01/25)	4,411	4,334,866
5.15%, 09/15/41	2,528	2,332,011
5.25%, 07/15/43	1,880	1,742,202

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series F, 4.95%, 12/15/46 (Call 06/15/46)	$1,905	$1,672,646
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	2,295	1,501,333
5.30%, 04/01/33 (Call 01/01/33)	1,070	1,054,474
6.20%, 03/15/40	1,739	1,798,887
Series J, 3.90%, 04/01/45 (Call 10/01/44)	680	522,107
Series K, 2.75%, 10/01/26 (Call 07/01/26)	1,820	1,708,590
Series L, 3.85%, 02/01/48 (Call 08/01/47)	2,333	1,711,576
Series M, 4.10%, 09/15/28 (Call 06/15/28)	2,145	2,056,223
Series N, 1.65%, 03/15/26 (Call 02/15/26)	2,335	2,171,679
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	1,378	958,323
3.70%, 08/15/47 (Call 02/15/47)	1,950	1,394,357
3.75%, 06/15/49 (Call 12/15/48)	1,438	1,043,951
4.50%, 08/15/41 (Call 02/15/41)	2,081	1,765,596
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	718	585,089
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	2,243	1,445,241
System Energy Resources Inc., 6.00%,
04/15/28 (Call 03/15/28)	1,155	1,166,263
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	2,024	1,676,563
3.45%, 03/15/51 (Call 09/15/50)	935	648,286
3.63%, 06/15/50 (Call 12/15/49)	1,756	1,275,049
4.10%, 06/15/42 (Call 12/15/41)	2,308	1,893,855
4.30%, 06/15/48 (Call 12/15/47)	1,714	1,408,676
4.35%, 05/15/44 (Call 11/15/43)	1,295	1,072,532
4.45%, 06/15/49 (Call 12/15/48)	2,019	1,698,606
4.90%, 03/01/29 (Call 02/01/29)	1,300	1,292,434
5.00%, 07/15/52 (Call 01/15/52)	1,255	1,143,862
Toledo Edison Co. (The), 6.15%, 05/15/37	909	956,938
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	3,546	2,848,770
3.05%, 03/15/25 (Call 12/15/24)	580	566,024
3.25%, 05/15/32 (Call 02/15/32)	998	870,270
3.25%, 05/01/51 (Call 11/01/50)	2,390	1,601,149
4.00%, 06/15/50 (Call 12/15/49)	1,342	1,026,818
4.85%, 12/01/48 (Call 06/01/48)	1,262	1,118,879
5.50%, 04/15/53 (Call 10/15/52)	1,725	1,688,663
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	2,165	1,739,496
2.63%, 03/15/51 (Call 09/15/50)	1,446	873,576
2.95%, 06/15/27 (Call 03/15/27)	3,153	2,961,060
2.95%, 03/15/30 (Call 12/15/29)(b)	2,134	1,891,973
3.25%, 10/01/49 (Call 04/01/49)(b)	1,786	1,219,925
3.50%, 03/15/29 (Call 12/15/28)	2,676	2,495,748
3.65%, 04/15/45 (Call 10/15/44)	2,200	1,666,641
3.90%, 09/15/42 (Call 03/15/42)	1,050	851,168
3.90%, 04/01/52 (Call 10/01/51)	1,090	848,357
4.00%, 04/01/48 (Call 10/01/47)	2,230	1,754,266
5.25%, 01/15/54 (Call 07/15/53)	1,980	1,875,350
5.30%, 08/01/37	175	174,303
5.45%, 03/15/53 (Call 09/15/52)	2,460	2,407,912
8.45%, 03/15/39	633	805,211
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	2,509	2,066,589
2.40%, 03/30/32 (Call 12/30/31)	1,155	949,689
2.45%, 12/15/50 (Call 06/15/50)	3,702	2,146,949
2.95%, 11/15/51 (Call 05/15/51)	3,580	2,299,843
3.30%, 12/01/49 (Call 06/01/49)	2,285	1,604,208
4.00%, 01/15/43 (Call 07/15/42)	2,120	1,736,850
4.45%, 02/15/44 (Call 08/15/43)	2,290	1,967,504

Security	Par (000)	Value

Electric (continued)
4.60%, 12/01/48 (Call 06/01/48)	$2,200	$1,903,817
5.00%, 04/01/33 (Call 01/01/33)	3,180	3,114,329
5.00%, 01/15/34 (Call 10/15/33)	2,555	2,483,534
5.30%, 08/15/33 (Call 05/15/33)	2,185	2,179,170
5.35%, 01/15/54 (Call 07/15/53)	1,865	1,792,530
5.45%, 04/01/53 (Call 10/01/52)	2,880	2,817,708
5.70%, 08/15/53 (Call 02/15/53)	2,195	2,217,594
6.35%, 11/30/37	1,737	1,852,964
8.88%, 11/15/38	2,288	3,041,080
Series A, 2.88%, 07/15/29 (Call 04/15/29)	2,202	1,991,822
Series A, 3.10%, 05/15/25 (Call 02/15/25)	2,267	2,207,710
Series A, 3.15%, 01/15/26 (Call 10/15/25)	4,122	3,976,608
Series A, 3.50%, 03/15/27 (Call 12/15/26)	4,172	3,993,168
Series A, 3.80%, 04/01/28 (Call 01/01/28)	3,645	3,491,421
Series A, 6.00%, 05/15/37	2,132	2,209,900
Series B, 2.95%, 11/15/26 (Call 08/15/26)	2,125	2,012,555
Series B, 3.75%, 05/15/27 (Call 04/15/27)	1,689	1,625,151
Series B, 3.80%, 09/15/47 (Call 03/15/47)	2,187	1,668,055
Series B, 4.20%, 05/15/45 (Call 11/15/44)	1,312	1,083,540
Series B, 6.00%, 01/15/36	1,684	1,753,602
Series C, 4.00%, 11/15/46 (Call 05/15/46)	2,275	1,803,736
Series C, 4.63%, 05/15/52 (Call 11/15/51)	2,515	2,164,325
Series D, 4.65%, 08/15/43 (Call 02/15/43)	2,325	2,057,120
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)(b)	2,954	2,599,191
1.80%, 10/15/30 (Call 07/15/30)	2,042	1,654,468
2.20%, 12/15/28 (Call 10/15/28)	887	778,824
4.75%, 01/09/26 (Call 12/09/25)	4,515	4,469,916
4.75%, 01/15/28 (Call 12/15/27)	2,350	2,320,401
5.00%, 09/27/25 (Call 08/27/25)(b)	2,495	2,483,156
5.15%, 10/01/27 (Call 09/01/27)	2,440	2,436,266
5.60%, 09/12/26 (Call 08/12/26)	1,475	1,490,081
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)(b)	2,075	1,822,619
4.30%, 10/15/48 (Call 04/15/48)	905	759,230
4.75%, 09/30/32 (Call 06/30/32)	1,770	1,734,552
5.63%, 05/15/33	580	606,710
5.70%, 12/01/36	500	513,478
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	2,300	1,834,462
3.00%, 07/01/29 (Call 04/01/29)(b)	2,123	1,940,028
3.05%, 10/15/27 (Call 07/15/27)	1,360	1,269,180
3.65%, 04/01/50 (Call 10/01/49)	1,305	952,479
3.95%, 09/01/32 (Call 06/01/32)	2,415	2,222,253
4.95%, 04/01/33 (Call 01/01/33)	1,140	1,111,092
6.38%, 08/15/37	390	417,566
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	1,925	1,215,520
3.30%, 09/01/49 (Call 03/01/49)	2,210	1,547,122
3.67%, 12/01/42	1,520	1,185,022
4.75%, 11/01/44 (Call 05/01/44)	2,073	1,888,618
5.35%, 11/10/25 (Call 10/10/25)	1,630	1,632,641
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	2,865	2,586,214
2.35%, 11/15/31 (Call 05/15/31)	1,700	1,381,332
2.60%, 12/01/29 (Call 06/01/29)	2,551	2,238,287
3.30%, 06/01/25 (Call 12/01/24)	2,834	2,755,681
3.35%, 12/01/26 (Call 06/01/26)	3,337	3,155,192
3.40%, 06/01/30 (Call 12/01/29)	2,815	2,538,571
3.50%, 12/01/49 (Call 06/01/49)	2,185	1,524,369
4.00%, 06/15/28 (Call 12/15/27)	3,249	3,105,096

48	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.60%, 06/01/32 (Call 12/01/31)	$2,905	$2,706,534
5.45%, 08/15/33 (Call 02/15/33)	2,615	2,600,787
5.50%, 03/15/34 (Call 09/15/33)	2,875	2,826,221
6.50%, 07/01/36	1,049	1,128,855

		2,150,694,297

Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30
(Call 09/15/30)	1,711	1,402,257
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	2,084	1,883,612
1.80%, 10/15/27 (Call 08/15/27)	3,196	2,877,242
1.95%, 10/15/30 (Call 07/15/30)	1,476	1,238,239
2.00%, 12/21/28 (Call 10/21/28)	3,362	2,965,453
2.20%, 12/21/31 (Call 09/21/31)	3,326	2,755,702
2.75%, 10/15/50 (Call 04/15/50)	3,318	2,117,707
2.80%, 12/21/51 (Call 06/21/51)	2,745	1,766,212
3.15%, 06/01/25 (Call 03/01/25)	3,125	3,051,852
5.25%, 11/15/39	1,645	1,661,087

		21,719,363

Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	3,011	2,749,521
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27 (Call 07/01/27)	1,827	1,728,198
5.41%, 07/01/32 (Call 04/01/32)	1,680	1,678,367
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	1,166	1,126,944
2.20%, 09/15/31 (Call 06/15/31)	2,765	2,268,376
2.80%, 02/15/30 (Call 11/15/29)	4,952	4,410,248
4.35%, 06/01/29 (Call 03/01/29)	1,711	1,663,161
4.75%, 03/30/26	320	317,763
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)(b)	3,053	2,548,127
3.88%, 01/12/28 (Call 10/12/27)	1,790	1,690,588
4.00%, 04/01/25 (Call 01/01/25)	1,651	1,622,079
6.13%, 03/01/26 (Call 03/11/24)	2,030	2,029,740
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	1,746	1,441,164
4.63%, 04/15/26 (Call 01/15/26)	3,211	3,142,515
5.50%, 06/01/32 (Call 03/01/32)	1,475	1,416,360
6.25%, 03/15/28 (Call 02/15/28)	2,110	2,146,128
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	2,955	2,857,407
4.75%, 06/15/25 (Call 03/15/25)	3,087	3,051,673
4.88%, 06/15/29 (Call 03/15/29)	3,681	3,580,509
4.88%, 05/12/30 (Call 02/12/30)	2,549	2,455,862
6.00%, 01/15/28 (Call 12/15/27)	1,740	1,768,646
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	5,156	4,921,402
4.30%, 06/15/46 (Call 12/15/45)	1,460	1,204,611
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	3,294	2,959,708
1.35%, 06/01/25 (Call 05/01/25)	5,614	5,363,622
1.75%, 09/01/31 (Call 06/01/31)	6,155	4,945,732
1.95%, 06/01/30 (Call 03/01/30)	3,591	3,034,543
2.50%, 11/01/26 (Call 08/01/26)	7,262	6,843,692
2.70%, 08/15/29 (Call 05/15/29)	5,340	4,804,308
2.80%, 06/01/50 (Call 12/01/49)(b)	4,105	2,830,254
3.81%, 11/21/47 (Call 05/21/47)	2,930	2,360,979
4.25%, 01/15/29 (Call 12/15/28)	2,845	2,782,796
4.50%, 01/15/34 (Call 10/15/33)	2,855	2,746,836

Security	Par (000)	Value

Electronics (continued)
4.88%, 09/01/29 (Call 08/01/29)	$2,675	$2,677,270
4.95%, 02/15/28 (Call 01/15/28)(b)	3,640	3,678,407
4.95%, 09/01/31 (Call 07/01/31)	2,875	2,869,927
5.00%, 02/15/33 (Call 11/15/32)	5,375	5,385,340
5.00%, 03/01/35 (Call 12/01/34)	2,675	2,668,661
5.25%, 03/01/54 (Call 09/01/53)	2,675	2,667,026
5.35%, 03/01/64 (Call 09/01/63)	2,735	2,729,617
5.38%, 03/01/41	975	1,001,439
5.70%, 03/15/36	2,200	2,322,948
5.70%, 03/15/37	2,155	2,259,043
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	795	656,987
3.15%, 08/15/27 (Call 05/15/27)	2,432	2,281,920
3.35%, 03/01/26 (Call 12/01/25)	1,975	1,905,403
3.50%, 02/15/28 (Call 11/15/27)	2,674	2,525,942
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	3,095	2,862,855
3.00%, 01/15/31 (Call 10/15/30)	3,026	2,581,864
3.60%, 01/15/30 (Call 10/15/29)	2,111	1,901,696
3.95%, 01/12/28 (Call 10/12/27)	2,850	2,695,280
4.25%, 05/15/27 (Call 04/15/27)	1,235	1,192,590
5.45%, 02/01/29 (Call 01/01/29)	895	893,990
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	3,829	3,405,170
4.60%, 04/06/27 (Call 01/06/27)	4,678	4,603,145
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	3,381	3,079,619
2.38%, 08/09/28 (Call 06/09/28)	2,510	2,189,309
2.65%, 08/09/31 (Call 05/09/31)	2,971	2,362,042
Trimble Inc.
4.90%, 06/15/28 (Call 03/15/28)	3,089	3,061,213
6.10%, 03/15/33 (Call 12/15/32)	690	719,994
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 12/04/31)	625	528,547
3.13%, 08/15/27 (Call 05/15/27)	3,430	3,242,144
3.70%, 02/15/26 (Call 11/15/25)	2,159	2,101,627
4.50%, 02/13/26	2,365	2,336,775
7.13%, 10/01/37	1,266	1,453,251
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	3,767	3,475,091
2.40%, 04/01/28 (Call 02/01/28)	2,906	2,544,008
2.95%, 04/01/31 (Call 01/01/31)	2,679	2,205,334

		175,557,333

Engineering & Construction — 0.0%
Jacobs Engineering Group Inc.
5.90%, 03/01/33 (Call 12/01/32)	3,855	3,854,332
6.35%, 08/18/28 (Call 07/18/28)	4,342	4,471,771
Ste Transcore Holdings Inc., 4.13%, 05/23/26(f)	600	587,139

		8,913,242

Entertainment — 0.1%
Warnermedia Holdings Inc.
3.64%, 03/15/25	7,280	7,126,091
3.76%, 03/15/27 (Call 02/15/27)	15,625	14,787,960
3.79%, 03/15/25 (Call 03/11/24)	890	872,474
4.05%, 03/15/29 (Call 01/15/29)	6,065	5,605,219
4.28%, 03/15/32 (Call 12/15/31)	19,461	17,175,099
5.05%, 03/15/42 (Call 09/15/41)	9,413	7,900,382
5.14%, 03/15/52 (Call 09/15/51)	24,175	19,630,007
5.39%, 03/15/62 (Call 09/15/61)	9,585	7,715,072

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
6.41%, 03/15/26 (Call 03/15/24)	$1,055	$1,054,590

		81,866,894

Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)(b)	1,673	1,409,101
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)(b)	2,275	2,109,837
1.45%, 02/15/31 (Call 11/15/30)	3,693	2,908,397
1.75%, 02/15/32 (Call 11/15/31)	2,175	1,705,244
2.30%, 03/01/30 (Call 12/01/29)	4,080	3,504,270
2.38%, 03/15/33 (Call 12/15/32)	3,080	2,468,292
2.90%, 07/01/26 (Call 04/01/26)	2,034	1,942,436
3.05%, 03/01/50 (Call 09/01/49)	2,305	1,595,990
3.20%, 03/15/25 (Call 12/15/24)	2,840	2,772,878
3.38%, 11/15/27 (Call 08/15/27)	3,170	3,005,664
3.95%, 05/15/28 (Call 02/15/28)	4,001	3,848,976
4.88%, 04/01/29 (Call 03/01/29)	2,225	2,215,251
5.00%, 12/15/33 (Call 09/15/33)	2,605	2,560,870
5.00%, 04/01/34 (Call 01/01/34)	2,995	2,948,921
5.70%, 05/15/41 (Call 11/15/40)	716	742,786
6.20%, 03/01/40	825	898,834
Veralto Corp.
5.35%, 09/18/28 (Call 08/18/28)(c)	2,910	2,929,865
5.45%, 09/18/33 (Call 06/18/33)(c)	1,740	1,747,855
5.50%, 09/18/26 (Call 08/18/26)(c)	3,250	3,264,164
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	2,583	2,090,661
2.60%, 02/01/30 (Call 11/01/29)	2,912	2,565,784
2.95%, 01/15/52 (Call 07/15/51)(b)	2,905	1,922,143
3.05%, 04/01/50 (Call 10/01/49)	1,991	1,344,366
3.20%, 06/01/32 (Call 03/01/32)	2,100	1,828,140
3.50%, 05/01/29 (Call 02/01/29)	2,311	2,164,780
4.20%, 01/15/33 (Call 10/15/32)	2,965	2,769,107
4.25%, 12/01/28 (Call 09/01/28)	2,677	2,592,275
5.00%, 03/01/34 (Call 12/01/33)	1,900	1,860,366
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	2,021	1,877,304
1.15%, 03/15/28 (Call 01/15/28)	1,700	1,472,634
1.50%, 03/15/31 (Call 12/15/30)	1,648	1,307,864
2.00%, 06/01/29 (Call 04/01/29)	3,405	2,947,278
2.50%, 11/15/50 (Call 05/15/50)	1,157	714,748
2.95%, 06/01/41 (Call 12/01/40)	3,290	2,429,921
3.13%, 03/01/25 (Call 12/01/24)	726	710,528
3.15%, 11/15/27 (Call 08/15/27)	4,283	4,030,616
4.10%, 03/01/45 (Call 09/01/44)	370	317,568
4.15%, 04/15/32 (Call 01/15/32)	1,610	1,516,601
4.15%, 07/15/49 (Call 01/15/49)	3,902	3,297,176
4.63%, 02/15/30 (Call 12/15/29)	2,960	2,911,055
4.63%, 02/15/33 (Call 11/15/32)	5,870	5,662,928
4.88%, 02/15/29 (Call 01/15/29)	3,340	3,345,143
4.88%, 02/15/34 (Call 11/15/33)	3,970	3,885,050

		100,143,667

Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	1,736	1,883,187
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	3,468	2,944,666
3.13%, 04/24/50 (Call 10/24/49)	1,790	1,167,168
3.30%, 03/19/25 (Call 12/19/24)	2,084	2,031,842
3.95%, 03/15/25 (Call 01/15/25)	4,257	4,188,763
4.15%, 03/15/28 (Call 12/15/27)	4,522	4,361,815

Security	Par (000)	Value

Food (continued)
4.80%, 03/15/48 (Call 09/15/47)	$3,195	$2,802,269
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	3,333	2,896,067
4.60%, 11/01/25 (Call 09/01/25)	4,391	4,325,908
4.85%, 11/01/28 (Call 08/01/28)	3,880	3,812,802
5.30%, 10/01/26	2,165	2,165,328
5.30%, 11/01/38 (Call 05/01/38)	4,351	4,108,517
5.40%, 11/01/48 (Call 05/01/48)	3,743	3,454,365
7.00%, 10/01/28	2,659	2,840,608
8.25%, 09/15/30	2,132	2,448,148
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	1,870	1,562,050
3.50%, 10/01/26 (Call 07/01/26)	1,737	1,665,591
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	2,582	2,116,090
2.88%, 04/15/30 (Call 01/15/30)	3,284	2,899,579
3.00%, 02/01/51 (Call 08/01/50)	4,044	2,606,607
3.20%, 02/10/27 (Call 11/10/26)	3,747	3,561,574
4.00%, 04/17/25 (Call 02/17/25)	5,537	5,449,114
4.20%, 04/17/28 (Call 01/17/28)	6,643	6,441,200
4.70%, 01/30/27 (Call 12/20/26)	2,410	2,385,740
4.70%, 04/17/48 (Call 10/17/47)(b)	230	207,424
4.95%, 03/29/33 (Call 12/29/32)(b)	4,306	4,226,721
5.24%, 11/18/25 (Call 03/18/24)(b)	1,350	1,348,354
5.40%, 06/15/40(b)	1,037	1,019,313
5.50%, 10/17/28 (Call 09/17/28)	2,215	2,251,090
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	3,631	3,450,019
1.70%, 06/01/30 (Call 03/01/30)	1,752	1,462,062
2.30%, 08/15/26 (Call 05/15/26)	4,217	3,979,593
2.45%, 11/15/29 (Call 08/15/29)	1,728	1,531,678
2.65%, 06/01/50 (Call 12/01/49)	745	480,758
3.13%, 11/15/49 (Call 05/15/49)	2,019	1,446,325
3.20%, 08/21/25 (Call 05/21/25)	1,103	1,076,253
3.38%, 08/15/46 (Call 02/15/46)	775	582,923
4.25%, 05/04/28 (Call 04/04/28)	1,830	1,799,523
4.50%, 05/04/33 (Call 02/04/33)(b)	790	772,919
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	5,675	5,009,704
1.80%, 06/11/30 (Call 03/11/30)(b)	1,557	1,292,085
3.05%, 06/03/51 (Call 12/03/50)	3,570	2,395,686
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	1,404	1,233,723
3.20%, 10/01/26 (Call 07/01/26)	3,260	3,108,732
3.90%, 06/01/50 (Call 12/01/49)	2,000	1,464,948
J M Smucker Co. (The)
5.90%, 11/15/28 (Call 10/15/28)	3,915	4,029,899
6.20%, 11/15/33 (Call 08/15/33)(b)	4,375	4,628,176
6.50%, 11/15/43 (Call 05/15/43)	2,250	2,403,642
6.50%, 11/15/53 (Call 05/15/53)	1,440	1,567,813
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/34 (Call 12/15/33)(c)	7,325	7,542,598
7.25%, 11/15/53 (Call 05/15/53)(c)	4,080	4,276,938
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)	495	454,602
3.00%, 02/02/29 (Call 12/02/28)	475	416,336
3.00%, 05/15/32 (Call 02/15/32)	3,021	2,418,050
3.63%, 01/15/32 (Call 01/15/27)	995	836,665
3.75%, 12/01/31 (Call 12/01/26)	1,335	1,134,487

50	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.38%, 02/02/52 (Call 08/02/51)	$2,400	$1,720,194
5.13%, 02/01/28 (Call 01/01/28)	4,648	4,552,042
5.50%, 01/15/30 (Call 01/15/25)	3,255	3,170,637
5.75%, 04/01/33 (Call 01/01/33)	7,000	6,786,791
6.50%, 12/01/52 (Call 06/01/52)	6,679	6,435,320
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	2,580	2,058,827
2.38%, 03/15/30 (Call 12/15/29)	2,500	2,144,292
2.75%, 09/15/41 (Call 03/15/41)(b)	1,290	861,691
3.38%, 12/15/27 (Call 09/15/27)	3,205	3,022,172
3.50%, 03/15/25	5,575	5,462,997
3.55%, 03/15/50 (Call 09/15/49)	1,553	1,087,694
4.25%, 03/15/35	3,917	3,507,605
4.38%, 03/15/45	1,956	1,634,510
Kellanova
2.10%, 06/01/30 (Call 03/01/30)	1,780	1,497,902
3.25%, 04/01/26	4,766	4,581,189
3.40%, 11/15/27 (Call 08/15/27)	2,867	2,699,302
4.30%, 05/15/28 (Call 02/15/28)	3,379	3,281,377
4.50%, 04/01/46	2,074	1,782,567
5.25%, 03/01/33 (Call 12/01/32)	1,165	1,156,402
Series B, 7.45%, 04/01/31	3,672	4,108,196
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	1,575	1,562,245
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	7,620	7,270,586
3.75%, 04/01/30 (Call 01/01/30)	3,655	3,407,498
3.88%, 05/15/27 (Call 02/15/27)	6,695	6,461,877
4.25%, 03/01/31 (Call 12/01/30)	1,927	1,829,944
4.38%, 06/01/46 (Call 12/01/45)	9,945	8,249,560
4.63%, 01/30/29 (Call 10/30/28)	2,800	2,746,062
4.63%, 10/01/39 (Call 04/01/39)	1,710	1,544,343
4.88%, 10/01/49 (Call 04/01/49)	4,535	4,046,898
5.00%, 07/15/35 (Call 01/15/35)	3,460	3,377,455
5.00%, 06/04/42	5,646	5,208,453
5.20%, 07/15/45 (Call 01/15/45)	6,390	5,964,816
5.50%, 06/01/50 (Call 12/01/49)	3,640	3,542,640
6.50%, 02/09/40	2,880	3,106,566
6.75%, 03/15/32	1,935	2,128,473
6.88%, 01/26/39	3,350	3,751,781
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(b)	2,575	2,052,099
2.20%, 05/01/30 (Call 02/01/30)	2,498	2,100,408
2.65%, 10/15/26 (Call 07/15/26)	3,587	3,370,377
3.50%, 02/01/26 (Call 11/01/25)	3,381	3,276,975
3.70%, 08/01/27 (Call 05/01/27)	3,070	2,944,729
3.88%, 10/15/46 (Call 04/15/46)	1,916	1,453,973
3.95%, 01/15/50 (Call 07/15/49)	2,776	2,174,451
4.45%, 02/01/47 (Call 08/01/46)	3,316	2,796,798
4.50%, 01/15/29 (Call 10/15/28)	3,466	3,387,763
4.65%, 01/15/48 (Call 07/15/47)	1,974	1,719,738
5.00%, 04/15/42 (Call 10/15/41)	1,436	1,331,916
5.15%, 08/01/43 (Call 02/01/43)	1,950	1,811,965
5.40%, 07/15/40 (Call 01/15/40)	1,613	1,559,991
5.40%, 01/15/49 (Call 07/15/48)	2,207	2,152,293
6.90%, 04/15/38	2,325	2,595,461
7.50%, 04/01/31	2,503	2,823,604
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	3,470	3,192,404
1.85%, 02/15/31 (Call 11/15/30)	2,553	2,052,363
2.50%, 04/15/30 (Call 01/15/30)	3,025	2,588,881

Security	Par (000)	Value

Food (continued)
3.40%, 08/15/27 (Call 05/15/27)	$5,110	$4,833,524
4.20%, 08/15/47 (Call 02/15/47)(b)	1,580	1,307,399
4.95%, 04/15/33 (Call 01/15/33)(b)	2,280	2,225,280
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	5,128	4,902,413
1.50%, 02/04/31 (Call 11/04/30)	3,006	2,389,195
1.88%, 10/15/32 (Call 07/15/32)(b)	2,129	1,675,452
2.63%, 03/17/27 (Call 02/17/27)	2,320	2,163,241
2.63%, 09/04/50 (Call 03/04/50)	4,405	2,751,683
2.75%, 04/13/30 (Call 01/13/30)	3,543	3,128,846
3.00%, 03/17/32 (Call 12/17/31)	305	262,908
4.13%, 05/07/28 (Call 02/07/28)	895	876,499
4.75%, 02/20/29 (Call 01/20/29)	2,200	2,174,453
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	4,410	3,685,482
4.25%, 04/15/31 (Call 04/15/26)	5,045	4,507,397
6.25%, 07/01/33 (Call 04/01/33)	4,360	4,413,485
6.88%, 05/15/34 (Call 02/15/34)	1,300	1,368,750
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	3,204	2,758,173
2.45%, 12/14/31 (Call 09/14/31)	2,610	2,162,344
3.15%, 12/14/51 (Call 06/14/51)	3,615	2,446,165
3.25%, 07/15/27 (Call 04/15/27)	3,971	3,742,338
3.30%, 07/15/26 (Call 04/15/26)	4,300	4,128,390
3.30%, 02/15/50 (Call 08/15/49)	2,419	1,713,231
3.75%, 10/01/25 (Call 07/01/25)	4,280	4,170,930
4.45%, 03/15/48 (Call 09/15/47)	1,943	1,643,227
4.50%, 04/01/46 (Call 10/01/45)	975	834,310
4.85%, 10/01/45 (Call 04/01/45)	1,975	1,787,569
5.38%, 09/21/35	1,924	1,940,695
5.75%, 01/17/29 (Call 12/17/28)	2,210	2,262,992
5.95%, 04/01/30 (Call 01/01/30)	3,153	3,277,442
6.00%, 01/17/34 (Call 10/17/33)	3,186	3,350,057
6.60%, 04/01/40 (Call 10/01/39)	1,185	1,299,385
6.60%, 04/01/50 (Call 10/01/49)	4,617	5,213,442
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	7,204	6,829,154
4.00%, 03/01/26 (Call 01/01/26)	3,175	3,099,865
4.35%, 03/01/29 (Call 12/01/28)	5,969	5,743,505
4.55%, 06/02/47 (Call 12/02/46)	3,246	2,628,248
4.88%, 08/15/34 (Call 02/15/34)	3,376	3,206,830
5.10%, 09/28/48 (Call 03/28/48)	5,975	5,269,020
5.15%, 08/15/44 (Call 02/15/44)	2,026	1,824,531
5.40%, 03/15/29 (Call 02/15/29)	1,900	1,901,607
5.70%, 03/15/34 (Call 12/15/33)	1,900	1,899,379
Walmart Inc., 3.90%, 09/09/25	4,670	4,599,540

		437,503,506

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	3,113	2,919,219
5.50%, 11/02/47 (Call 05/02/47)	1,580	1,334,222
Georgia-Pacific LLC
7.75%, 11/15/29	2,453	2,786,148
8.88%, 05/15/31	2,645	3,246,363
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(b)	1,906	1,614,226
4.40%, 08/15/47 (Call 02/15/47)	3,023	2,512,365
4.80%, 06/15/44 (Call 12/15/43)	3,455	3,076,300
5.00%, 09/15/35 (Call 03/15/35)	1,935	1,875,784
5.15%, 05/15/46 (Call 11/15/45)	410	380,455
6.00%, 11/15/41 (Call 05/15/41)	3,026	3,116,816

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
7.30%, 11/15/39(b)	$25	$29,012
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	2,129	1,859,682
3.13%, 01/15/32 (Call 10/15/31)	3,892	3,195,856
3.75%, 01/15/31 (Call 10/15/30)	3,126	2,731,255
5.00%, 01/15/30 (Call 10/15/29)	4,856	4,620,907
6.00%, 01/15/29 (Call 10/15/28)	7,402	7,403,269
Suzano International Finance BV, 5.50%,
01/17/27	4,909	4,902,231

		47,604,110

Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	2,390	1,900,950
2.63%, 09/15/29 (Call 06/15/29)	1,991	1,772,319
2.85%, 02/15/52 (Call 08/15/51)	1,158	742,113
3.00%, 06/15/27 (Call 03/15/27)	3,075	2,892,049
3.38%, 09/15/49 (Call 03/15/49)	2,982	2,156,268
4.13%, 10/15/44 (Call 04/15/44)	2,066	1,755,395
4.13%, 03/15/49 (Call 09/15/48)	3,474	2,860,201
4.15%, 01/15/43 (Call 07/15/42)	2,924	2,490,917
4.30%, 10/01/48 (Call 04/01/48)	1,748	1,501,531
5.45%, 10/15/32 (Call 07/15/32)	305	312,287
5.50%, 06/15/41 (Call 12/15/40)	2,026	2,044,593
5.75%, 10/15/52 (Call 04/15/52)	1,735	1,816,231
5.90%, 11/15/33 (Call 08/15/33)(b)	1,885	1,981,041
6.20%, 11/15/53 (Call 05/15/53)	1,135	1,252,505
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	3,305	2,685,832
4.00%, 04/01/28 (Call 01/01/28)	2,204	2,116,378
4.10%, 09/01/47 (Call 03/01/47)	1,098	878,853
4.40%, 07/01/32 (Call 04/01/32)	2,170	2,054,429
5.25%, 03/01/28 (Call 02/01/28)	4,792	4,826,481
5.40%, 03/01/33 (Call 12/01/32)	2,798	2,816,313
5.85%, 01/15/41 (Call 07/15/40)	1,338	1,365,184
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	1,595	1,330,465
3.95%, 09/15/27 (Call 06/15/27)	879	833,649
4.75%, 09/01/28 (Call 06/01/28)	2,133	2,061,116
5.20%, 07/15/25 (Call 04/15/25)	2,089	2,072,157
5.50%, 01/15/26 (Call 12/15/25)	3,037	3,027,701
5.50%, 10/01/26	1,410	1,405,829
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	5,608	5,263,625
1.70%, 02/15/31 (Call 11/15/30)	4,065	3,224,709
2.95%, 09/01/29 (Call 06/01/29)	3,664	3,294,462
3.49%, 05/15/27 (Call 02/15/27)	4,699	4,467,520
3.60%, 05/01/30 (Call 02/01/30)	4,509	4,127,456
3.95%, 03/30/48 (Call 09/30/47)	2,971	2,282,816
4.38%, 05/15/47 (Call 11/15/46)	3,901	3,222,296
4.80%, 02/15/44 (Call 08/15/43)	3,314	2,939,487
5.00%, 06/15/52 (Call 12/15/51)	1,840	1,663,121
5.25%, 03/30/28 (Call 02/29/28)	2,571	2,582,750
5.25%, 02/15/43 (Call 08/15/42)	1,770	1,667,939
5.40%, 06/30/33 (Call 03/30/33)	1,143	1,141,405
5.65%, 02/01/45 (Call 08/01/44)	1,882	1,828,136
5.95%, 06/15/41 (Call 12/15/40)	1,855	1,884,020
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)(b)	827	687,532
4.25%, 09/01/32 (Call 06/01/32)(b)	865	819,031
4.50%, 11/01/48 (Call 05/01/48)	2,030	1,743,283
4.66%, 02/01/44 (Call 08/01/43)	1,548	1,378,571

Security	Par (000)	Value

Gas (continued)
5.10%, 04/01/29 (Call 03/01/29)	$1,850	$1,854,534
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	2,260	1,890,212
3.35%, 06/01/50 (Call 12/01/49)	2,040	1,355,643
3.50%, 06/01/29 (Call 03/01/29)	2,724	2,507,941
3.64%, 11/01/46 (Call 05/01/46)	1,532	1,079,456
4.65%, 08/01/43 (Call 02/01/43)	1,045	908,214
5.05%, 05/15/52 (Call 11/15/51)	1,658	1,494,003
5.40%, 06/15/33 (Call 03/15/33)	1,349	1,352,997
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	4,125	3,881,100
3.20%, 06/15/25 (Call 03/15/25)	1,941	1,896,637
3.75%, 09/15/42 (Call 03/15/42)	1,690	1,332,362
5.13%, 11/15/40(b)	1,625	1,552,838
5.20%, 06/01/33 (Call 03/01/33)	2,545	2,527,453
5.75%, 06/01/53 (Call 12/01/52)	2,160	2,180,600
6.35%, 11/15/52 (Call 05/15/52)	2,515	2,754,992
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	3,637	3,446,826
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	1,844	1,491,680
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	2,345	1,922,125
Series WW, 3.95%, 02/15/50
(Call 08/15/49)	1,317	1,014,858
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	2,933	2,546,587
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	1,854	1,772,287
3.95%, 10/01/46 (Call 04/01/46)	2,642	2,007,161
4.40%, 06/01/43 (Call 12/01/42)	2,430	2,017,888
4.40%, 05/30/47 (Call 11/30/46)	2,188	1,775,584
5.15%, 09/15/32 (Call 03/15/32)	1,475	1,461,874
5.75%, 09/15/33 (Call 03/15/33)	1,850	1,894,603
5.88%, 03/15/41 (Call 09/15/40)	2,310	2,309,623
Series 2020-A, 1.75%, 01/15/31
(Call 10/15/30)	2,899	2,322,968
Series 21A, 3.15%, 09/30/51
(Call 03/30/51)	1,800	1,157,349
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	1,578	1,316,582
3.18%, 08/15/51 (Call 02/15/51)	1,325	850,153
3.70%, 04/01/28 (Call 01/01/28)	2,033	1,919,557
3.80%, 09/29/46 (Call 03/29/46)(b)	1,381	1,009,690
4.05%, 03/15/32 (Call 12/15/31)	2,792	2,554,184
4.15%, 06/01/49 (Call 12/01/48)	1,439	1,100,129
5.45%, 03/23/28 (Call 02/23/28)	1,550	1,562,913
5.80%, 12/01/27 (Call 11/01/27)	2,000	2,035,641
Spire Inc., 5.30%, 03/01/26	570	568,785
Spire Missouri Inc.
3.30%, 06/01/51 (Call 12/01/50)(b)	420	284,163
4.80%, 02/15/33 (Call 11/15/32)(b)	1,070	1,039,578
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	2,185	1,610,292
Series K, 3.80%, 09/15/46 (Call 03/15/46)	2,306	1,701,252

		170,434,260

Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	1,515	1,268,957
4.63%, 06/15/28 (Call 03/15/28)	930	904,345
Regal Rexnord Corp.
6.05%, 02/15/26(c)	5,235	5,259,380
6.05%, 04/15/28 (Call 03/15/28)(c)	5,445	5,476,481
6.30%, 02/15/30 (Call 12/15/29)(c)	2,460	2,503,051
6.40%, 04/15/33 (Call 01/15/33)(c)	3,665	3,761,296

52	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hand & Machine Tools (continued)
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	$2,034	$1,427,697
3.25%, 03/01/27 (Call 12/01/26)	1,925	1,843,033
4.10%, 03/01/48 (Call 09/01/47)	1,045	872,145
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	3,765	3,160,710
2.75%, 11/15/50 (Call 05/15/50)	3,655	2,129,831
3.00%, 05/15/32 (Call 02/15/32)(b)	2,467	2,083,238
3.40%, 03/01/26 (Call 01/01/26)	3,390	3,267,399
4.00%, 03/15/60 (Call 03/15/25),
(5-year CMT + 2.657%)(a)	2,940	2,617,141
4.25%, 11/15/28 (Call 08/15/28)	2,141	2,065,789
4.85%, 11/15/48 (Call 05/15/48)	2,127	1,840,485
5.20%, 09/01/40	1,598	1,499,577
6.00%, 03/06/28 (Call 02/06/28)	3,710	3,828,919

		45,809,474

Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	4,544	3,984,657
1.40%, 06/30/30 (Call 03/30/30)	4,048	3,337,992
2.95%, 03/15/25 (Call 12/15/24)	4,775	4,672,063
3.75%, 11/30/26 (Call 08/30/26)	9,482	9,238,439
3.88%, 09/15/25 (Call 06/15/25)	3,594	3,540,360
4.75%, 11/30/36 (Call 05/30/36)	6,483	6,347,539
4.75%, 04/15/43 (Call 10/15/42)	5,000	4,786,580
4.90%, 11/30/46 (Call 05/30/46)	9,637	9,289,711
5.30%, 05/27/40	3,955	4,037,212
6.00%, 04/01/39	1,250	1,386,986
6.15%, 11/30/37	3,570	3,956,080
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	1,211	1,014,499
2.30%, 03/12/31 (Call 12/12/30)	4,404	3,674,382
2.75%, 09/15/29 (Call 06/15/29)	2,624	2,347,730
3.05%, 09/22/26 (Call 06/22/26)	2,931	2,787,111
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	2,210	1,744,066
1.92%, 02/01/27 (Call 01/01/27)	6,488	5,898,758
2.27%, 12/01/28 (Call 10/01/28)	5,765	5,054,080
2.54%, 02/01/32 (Call 11/01/31)(b)	3,385	2,773,911
2.60%, 08/15/26 (Call 05/15/26)	4,007	3,757,080
3.13%, 12/01/51 (Call 06/01/51)(b)	3,720	2,419,311
3.50%, 08/15/46 (Call 02/15/46)	1,918	1,357,188
3.95%, 04/01/30 (Call 01/01/30)	3,195	2,957,542
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	4,362	4,182,514
2.65%, 06/01/30 (Call 03/01/30)	3,116	2,725,700
4.00%, 03/01/28 (Call 12/01/27)	3,230	3,124,155
4.55%, 03/01/39 (Call 09/01/38)	2,218	2,059,618
4.70%, 03/01/49 (Call 09/01/48)(b)	2,494	2,283,418
6.50%, 11/15/35	1,318	1,454,644
7.38%, 01/15/40	1,166	1,369,523
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	4,523	2,847,673
2.80%, 12/10/51 (Call 06/10/51)(b)	3,955	2,562,843
3.35%, 09/15/25 (Call 06/15/25)	2,516	2,454,023
4.38%, 09/15/45 (Call 03/15/45)	2,158	1,912,073
Dentsply Sirona Inc., 3.25%, 06/01/30
(Call 03/01/30)	3,218	2,804,634
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	3,396	3,015,956
3.25%, 11/15/39 (Call 05/15/39)	3,637	2,889,501

Security	Par (000)	Value

Health Care - Products (continued)
3.40%, 11/15/49 (Call 05/15/49)	$2,929	$2,182,145
Edwards Lifesciences Corp., 4.30%, 06/15/28
(Call 03/15/28)	2,866	2,781,421
GE HealthCare Technologies Inc.
5.60%, 11/15/25 (Call 10/15/25)	7,920	7,944,771
5.65%, 11/15/27 (Call 10/15/27)	8,485	8,614,903
5.86%, 03/15/30 (Call 01/15/30)	3,975	4,108,221
5.91%, 11/22/32 (Call 08/22/32)	2,395	2,486,452
6.38%, 11/22/52 (Call 05/22/52)	4,748	5,261,860
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)	3,690	3,467,839
3.63%, 03/15/32 (Call 12/15/31)	5,867	5,125,942
4.38%, 03/15/42 (Call 09/15/41)	2,191	1,815,865
Koninklijke Philips NV
5.00%, 03/15/42	2,467	2,227,387
6.88%, 03/11/38	3,375	3,625,570
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)	3,750	3,668,913
4.50%, 03/30/33 (Call 12/30/32)	3,325	3,201,409
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)	30	25,752
4.38%, 03/15/35	9,470	8,928,621
4.63%, 03/15/45	7,962	7,371,731
Revvity Inc.
1.90%, 09/15/28 (Call 07/15/28)	2,848	2,460,345
2.25%, 09/15/31 (Call 06/15/31)	2,475	2,011,660
2.55%, 03/15/31 (Call 12/15/30)	1,100	921,308
3.30%, 09/15/29 (Call 06/15/29)	3,076	2,769,144
3.63%, 03/15/51 (Call 09/15/50)	1,180	821,094
Smith & Nephew PLC, 2.03%, 10/14/30
(Call 07/14/30)(b)	5,115	4,195,088
Solventum Corp.
5.40%, 03/01/29 (Call 02/01/29)(c)	3,590	3,584,871
5.45%, 02/25/27 (Call 01/25/27)(c)	2,140	2,144,011
5.45%, 03/13/31 (Call 01/13/31)(c)	4,450	4,415,392
5.60%, 03/23/34 (Call 12/23/33)(c)	4,850	4,831,848
5.90%, 04/30/54 (Call 10/30/53)(c)	4,450	4,357,317
6.00%, 05/15/64 (Call 11/15/63)(c)	4,450	4,322,919
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	3,306	2,811,473
3.75%, 03/15/51 (Call 09/15/50)	3,500	2,585,798
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	3,143	2,981,467
1.95%, 06/15/30 (Call 03/15/30)	4,608	3,857,376
2.90%, 06/15/50 (Call 12/15/49)(b)	2,181	1,482,905
3.38%, 11/01/25 (Call 08/01/25)	5,608	5,442,637
3.50%, 03/15/26 (Call 12/15/25)	5,994	5,812,057
3.65%, 03/07/28 (Call 12/07/27)	3,977	3,793,723
4.10%, 04/01/43 (Call 10/01/42)	3,513	2,969,401
4.38%, 05/15/44 (Call 11/15/43)	1,823	1,604,659
4.63%, 03/15/46 (Call 09/15/45)	2,715	2,459,573
4.85%, 12/08/28 (Call 11/08/28)	3,110	3,099,232
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)	4,185	3,672,698
2.00%, 10/15/31 (Call 07/15/31)	4,855	3,956,717
2.60%, 10/01/29 (Call 07/01/29)	3,749	3,343,034
2.80%, 10/15/41 (Call 04/15/41)	1,855	1,332,941
4.10%, 08/15/47 (Call 02/15/47)	4,854	4,063,434
4.80%, 11/21/27 (Call 10/21/27)	2,603	2,604,226
4.95%, 08/10/26 (Call 07/10/26)	4,125	4,128,387
4.95%, 11/21/32 (Call 08/21/32)	2,115	2,104,300

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
4.98%, 08/10/30 (Call 06/10/30)	$2,908	$2,908,398
5.00%, 12/05/26 (Call 11/05/26)	2,270	2,276,347
5.00%, 01/31/29 (Call 12/31/28)	4,795	4,822,000
5.09%, 08/10/33 (Call 05/10/33)	3,605	3,621,425
5.20%, 01/31/34 (Call 10/31/33)(b)	2,390	2,416,849
5.30%, 02/01/44 (Call 08/01/43)	2,239	2,239,491
5.40%, 08/10/43 (Call 04/10/43)(b)	2,910	2,938,096
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	4,005	3,350,043
3.05%, 01/15/26 (Call 12/15/25)	3,103	2,980,760
3.55%, 04/01/25 (Call 01/01/25)	1,875	1,834,059
4.45%, 08/15/45 (Call 02/15/45)(b)	2,349	2,081,545
5.35%, 12/01/28 (Call 11/01/28)	1,950	1,970,144
5.75%, 11/30/39	753	748,679

		334,017,225

Health Care - Services — 0.8%
AdventHealth Obligated Group, Series E,
2.80%, 11/15/51 (Call 05/15/51)	1,379	904,361
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	1,138	1,010,185
3.63%, 03/01/49 (Call 09/01/48)	1,901	1,399,433
5.43%, 03/01/32 (Call 12/01/31)	415	415,108
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	1,787	1,336,991
3.83%, 08/15/28 (Call 05/15/28)	1,186	1,138,658
4.27%, 08/15/48 (Call 02/15/48)	1,586	1,374,165
Series 2020, 2.21%, 06/15/30
(Call 03/15/30)	455	383,919
Series 2020, 3.01%, 06/15/50
(Call 12/15/49)	1,622	1,123,436
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	2,775	2,062,408
4.13%, 11/15/42 (Call 05/15/42)	3,036	2,425,499
4.50%, 05/15/42 (Call 11/15/41)	2,461	2,091,053
4.75%, 03/15/44 (Call 09/15/43)	2,159	1,863,654
6.63%, 06/15/36	3,031	3,300,441
6.75%, 12/15/37	2,968	3,242,972
AHS Hospital Corp.
5.02%, 07/01/45	1,000	953,377
Series 2021, 2.78%, 07/01/51
(Call 01/01/51)	976	639,738
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	1,160	761,595
Series 2019, 3.89%, 04/15/49
(Call 10/15/48)	2,023	1,635,760
Ascension Health
3.95%, 11/15/46	3,770	3,159,613
4.85%, 11/15/53	3,445	3,289,403
Series B, 2.53%, 11/15/29 (Call 08/15/29)	2,494	2,221,722
Series B, 3.11%, 11/15/39 (Call 05/15/39)	1,911	1,488,750
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	1,543	1,255,968
2.34%, 01/01/30 (Call 10/01/29)	2,412	2,081,461
2.91%, 01/01/42 (Call 07/01/41)	560	408,004
2.91%, 01/01/51 (Call 07/01/50)(b)	1,827	1,209,967
Series 2020, 3.18%, 01/01/50
(Call 07/01/49)(b)	1,653	1,179,696
Baptist Health South Florida Obligated Group,
Series 2021, 3.12%, 11/15/71
(Call 05/15/71)(b)	510	301,230

Security	Par (000)	Value

Health Care - Services (continued)
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%, 08/15/50
(Call 02/15/50)	$708	$524,793
BayCare Health System Inc., Series 2020,
3.83%, 11/15/50 (Call 05/15/50)	2,669	2,173,776
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	1,030	830,126
4.19%, 11/15/45 (Call 05/15/45)	1,358	1,189,992
Series 2021, 1.78%, 11/15/30
(Call 05/15/30)	1,141	927,721
Series 2021, 2.84%, 11/15/50
(Call 11/15/49)	5,105	3,383,978
Beth Israel Lahey Health Inc., Series L, 3.08%,
07/01/51 (Call 01/01/51)	730	463,234
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	2,906	2,645,278
Series 2018, 4.30%, 07/01/28
(Call 01/01/28)	1,321	1,283,484
Series 20-2, 2.10%, 06/01/31
(Call 12/01/30)	1,725	1,392,917
Series 20-2, 3.21%, 06/01/50
(Call 12/01/49)	2,245	1,589,107
Catholic Health Services of Long Island
Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	1,655	1,149,727
Cedars-Sinai Health System, Series 2021,
2.29%, 08/15/31 (Call 02/15/31)	1,260	1,047,758
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	5,285	4,662,954
2.50%, 03/01/31 (Call 12/01/30)	8,325	6,820,390
2.63%, 08/01/31 (Call 05/01/31)	5,390	4,411,070
3.00%, 10/15/30 (Call 07/15/30)	8,350	7,131,427
3.38%, 02/15/30 (Call 02/15/25)(b)	8,030	7,084,453
4.25%, 12/15/27 (Call 03/18/24)	5,485	5,228,360
4.63%, 12/15/29 (Call 12/15/24)	9,180	8,693,227
Children’s Health System of Texas, 2.51%,
08/15/50 (Call 02/15/50)(b)	2,411	1,490,130
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47
(Call 07/01/46)	1,773	1,508,210
Series 2020, 2.59%, 02/01/50
(Call 08/01/49)	675	425,018
Children’s Hospital Medical Center/Cincinnati
OH, 4.27%, 05/15/44	1,668	1,472,699
Children’s Hospital of Philadelphia (The),
Series 2020, 2.70%, 07/01/50
(Call 01/01/50)	1,628	1,066,276
Children’s Hospital/DC, Series 2020, 2.93%,
07/15/50 (Call 01/15/50)	1,136	738,770
CHRISTUS Health, Series C, 4.34%, 07/01/28
(Call 04/01/28)	1,834	1,784,462
City of Hope
Series 2013, 5.62%, 11/15/43	1,090	1,070,476
Series 2018, 4.38%, 08/15/48
(Call 02/15/48)	2,077	1,709,162
Cleveland Clinic Foundation (The), 4.86%,
01/01/2114	1,495	1,355,581
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	1,828	1,717,052
2.78%, 10/01/30 (Call 04/01/30)	1,872	1,602,636
3.35%, 10/01/29 (Call 04/01/29)	3,045	2,764,889

54	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.82%, 10/01/49 (Call 04/01/49)	$3,052	$2,347,829
3.91%, 10/01/50 (Call 04/01/50)	1,304	1,006,648
4.19%, 10/01/49 (Call 04/01/49)	2,966	2,402,429
4.35%, 11/01/42	2,968	2,531,445
6.07%, 11/01/27 (Call 08/01/27)	1,756	1,799,534
6.46%, 11/01/52 (Call 05/01/52)(b)	915	1,024,318
Community Health Network Inc., Series 20-A,
3.10%, 05/01/50 (Call 11/01/49)	1,631	1,099,473
Corewell Health Obligated Group, Series 19A,
3.49%, 07/15/49 (Call 01/15/49)(b)	2,318	1,745,799
Cottage Health Obligated Group, Series 2020,
3.30%, 11/01/49 (Call 05/01/49)	2,955	2,130,074
Dartmouth-Hitchcock Health, Series B, 4.18%,
08/01/48 (Call 02/01/48)	1,692	1,283,930
Dignity Health
4.50%, 11/01/42	1,030	882,205
5.27%, 11/01/64	1,100	1,022,597
Duke University Health System Inc., Series
2017, 3.92%, 06/01/47 (Call 12/01/46)	2,516	2,078,928
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	4,515	4,194,215
2.25%, 05/15/30 (Call 02/15/30)	3,888	3,302,817
2.55%, 03/15/31 (Call 12/15/30)	4,415	3,742,100
2.88%, 09/15/29 (Call 06/15/29)	4,147	3,718,658
3.13%, 05/15/50 (Call 11/15/49)	1,981	1,352,117
3.60%, 03/15/51 (Call 09/15/50)	5,473	4,074,278
3.65%, 12/01/27 (Call 09/01/27)	6,003	5,740,459
3.70%, 09/15/49 (Call 03/15/49)	4,477	3,390,929
4.10%, 03/01/28 (Call 12/01/27)	5,788	5,598,196
4.10%, 05/15/32 (Call 02/15/32)	2,453	2,260,889
4.38%, 12/01/47 (Call 06/01/47)	5,896	5,006,674
4.55%, 03/01/48 (Call 09/01/47)	4,395	3,827,431
4.55%, 05/15/52 (Call 11/15/51)	2,575	2,233,258
4.63%, 05/15/42	1,919	1,726,649
4.65%, 01/15/43	5,285	4,769,332
4.65%, 08/15/44 (Call 02/15/44)	2,022	1,797,135
4.75%, 02/15/33 (Call 11/15/32)	2,550	2,462,899
4.90%, 02/08/26 (Call 03/11/24)	1,990	1,975,827
5.10%, 01/15/44	4,793	4,506,146
5.13%, 02/15/53 (Call 08/15/52)	3,160	2,991,156
5.35%, 10/15/25 (Call 09/15/25)	4,017	4,012,349
5.50%, 10/15/32 (Call 07/15/32)	3,635	3,702,438
5.85%, 01/15/36	1,119	1,168,169
5.95%, 12/15/34	1,695	1,780,679
6.10%, 10/15/52 (Call 04/15/52)	2,305	2,472,599
6.38%, 06/15/37	2,300	2,480,451
Franciscan Missionaries of Our Lady Health
System Inc., Series B, 3.91%, 07/01/49
(Call 01/01/49)	205	159,921
Fred Hutchinson Cancer Center, 4.97%,
01/01/52 (Call 07/01/51)	667	628,021
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	1,701	1,475,005
4.50%, 07/01/57 (Call 01/01/57)	1,165	998,123
Series 2020, 2.68%, 09/01/41
(Call 03/01/41)	2,091	1,476,151
Series 2020, 2.88%, 09/01/50
(Call 03/01/50)	2,242	1,488,675
Hartford HealthCare Corp., 3.45%, 07/01/54	2,080	1,452,905
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	4,645	3,777,056

Security	Par (000)	Value

Health Care - Services (continued)
3.38%, 03/15/29 (Call 01/15/29)	$1,467	$1,337,765
3.50%, 09/01/30 (Call 03/01/30)	10,890	9,734,901
3.50%, 07/15/51 (Call 01/15/51)	5,910	3,989,315
4.13%, 06/15/29 (Call 03/15/29)	8,250	7,758,499
4.50%, 02/15/27 (Call 08/15/26)	6,103	5,976,251
4.63%, 03/15/52 (Call 09/15/51)	5,925	4,848,790
5.13%, 06/15/39 (Call 12/15/38)	3,805	3,537,470
5.20%, 06/01/28 (Call 05/01/28)	2,295	2,285,548
5.25%, 04/15/25	6,226	6,198,191
5.25%, 06/15/26 (Call 12/15/25)	6,990	6,947,211
5.25%, 06/15/49 (Call 12/15/48)	7,851	7,033,124
5.38%, 09/01/26 (Call 03/01/26)	4,893	4,878,795
5.45%, 04/01/31 (Call 02/01/31)(b)	775	771,380
5.50%, 06/01/33 (Call 03/01/33)	4,196	4,167,114
5.50%, 06/15/47 (Call 12/15/46)	7,462	6,954,709
5.60%, 04/01/34 (Call 01/01/34)	2,450	2,438,818
5.63%, 09/01/28 (Call 03/01/28)	6,657	6,706,363
5.88%, 02/15/26 (Call 08/15/25)	7,125	7,156,440
5.88%, 02/01/29 (Call 08/01/28)	4,610	4,691,992
5.90%, 06/01/53 (Call 12/01/52)	3,850	3,781,837
6.00%, 04/01/54 (Call 10/01/53)	2,015	1,999,909
6.10%, 04/01/64 (Call 10/01/63)	3,350	3,310,724
Hoag Memorial Hospital Presbyterian, 3.80%,
07/15/52 (Call 01/15/52)(b)	1,977	1,612,981
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	5,075	4,553,129
2.15%, 02/03/32 (Call 11/03/31)	3,320	2,627,082
3.13%, 08/15/29 (Call 05/15/29)	2,631	2,376,741
3.70%, 03/23/29 (Call 02/23/29)	3,125	2,921,143
3.95%, 03/15/27 (Call 12/15/26)	2,779	2,680,126
3.95%, 08/15/49 (Call 02/15/49)	2,092	1,635,122
4.50%, 04/01/25 (Call 03/01/25)	2,913	2,882,828
4.63%, 12/01/42 (Call 06/01/42)	1,710	1,484,297
4.80%, 03/15/47 (Call 09/15/46)	2,155	1,877,475
4.88%, 04/01/30 (Call 01/01/30)	2,505	2,464,715
4.95%, 10/01/44 (Call 04/01/44)	3,469	3,127,772
5.50%, 03/15/53 (Call 09/15/52)	720	697,508
5.70%, 03/13/26 (Call 03/13/24)	785	784,606
5.75%, 03/01/28 (Call 02/01/28)	1,186	1,208,305
5.75%, 12/01/28 (Call 11/01/28)	1,005	1,026,458
5.88%, 03/01/33 (Call 12/01/32)	3,275	3,360,248
5.95%, 03/15/34 (Call 12/15/33)	2,885	2,979,418
IHC Health Services Inc., 4.13%, 05/15/48
(Call 11/15/47)	565	481,647
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	2,530	2,105,166
Series 2021, 2.85%, 11/01/51
(Call 05/01/51)	835	551,133
Inova Health System Foundation, 4.07%,
05/15/52 (Call 11/15/51)(b)	1,209	1,028,976
Integris Baptist Medical Center Inc., Series A,
3.88%, 08/15/50 (Call 02/15/50)	2,304	1,746,055
Iowa Health System, Series 2020, 3.67%,
02/15/50 (Call 08/15/49)	275	213,738
IQVIA Inc.
5.70%, 05/15/28 (Call 04/15/28)	935	942,261
6.25%, 02/01/29 (Call 01/01/29)	980	1,008,263
Johns Hopkins Health System Corp. (The),
3.84%, 05/15/46	2,956	2,427,470
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	4,268	4,055,508

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.15%, 05/01/47 (Call 11/01/46)	$6,942	$5,975,648
4.88%, 04/01/42	2,482	2,356,289
Series 2019, 3.27%, 11/01/49
(Call 05/01/49)	5,288	3,876,520
Series 2021, 2.81%, 06/01/41
(Call 12/01/40)	3,552	2,599,247
Series 2021, 3.00%, 06/01/51
(Call 12/01/50)	3,127	2,142,991
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	2,685	2,473,842
2.70%, 06/01/31 (Call 03/01/31)	3,030	2,587,524
2.95%, 12/01/29 (Call 09/01/29)	2,342	2,084,332
3.60%, 09/01/27 (Call 06/01/27)	3,540	3,361,969
4.70%, 02/01/45 (Call 08/01/44)	4,393	3,920,100
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	199	163,566
Series 2017, 3.77%, 07/01/48
(Call 01/01/48)	1,264	1,004,515
Series 2020, 3.19%, 07/01/49
(Call 01/01/49)	1,835	1,322,977
Series 2020, 3.34%, 07/01/60
(Call 01/01/60)	2,326	1,599,942
Mayo Clinic
3.77%, 11/15/43	245	205,877
Series 2016, 4.13%, 11/15/52(b)	3,046	2,633,542
Series 2021, 3.20%, 11/15/61
(Call 05/15/61)	1,876	1,283,849
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	2,212	1,912,807
MedStar Health Inc., Series 20A, 3.63%, 08/15/49(b)	1,777	1,346,134
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	2,223	1,653,685
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	1,730	1,470,553
5.00%, 07/01/42	690	670,029
Series 2015, 4.20%, 07/01/55	2,009	1,700,783
Series 2020, 2.96%, 01/01/50
(Call 07/01/49)	781	531,141
Methodist Hospital (The), Series 20A, 2.71%,
12/01/50 (Call 06/01/50)	2,736	1,755,777
Montefiore Obligated Group
4.29%, 09/01/50	1,216	746,241
Series 18-C, 5.25%, 11/01/48
(Call 05/01/48)	1,802	1,351,767
Mount Nittany Medical Center Obligated
Group, 3.80%, 11/15/52	850	670,186
Mount Sinai Hospital
Series 2017, 3.98%, 07/01/48	1,637	1,303,880
Series 2019, 3.74%, 07/01/49
(Call 01/01/49)	2,230	1,661,205
Series 2020, 3.39%, 07/01/50
(Call 07/01/49)	1,706	1,140,268
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)(b)	1,413	827,911
MyMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	1,943	1,406,781
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52 (Call 05/01/52)	1,111	1,011,841
New York and Presbyterian Hospital (The) 2.26%, 08/01/40 (Call 02/01/40)	1,079	728,038

Security	Par (000)	Value

Health Care - Services (continued)
2.61%, 08/01/60 (Call 02/01/60)(b)	$1,308	$744,103
4.02%, 08/01/45	3,024	2,559,706
4.06%, 08/01/56	553	446,362
Series 2019, 3.95%, (Call 02/01/19)	1,835	1,331,586
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	3,095	2,292,775
3.98%, 11/01/46 (Call 11/01/45)	2,905	2,297,842
4.26%, 11/01/47 (Call 11/01/46)	1,830	1,479,639
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)(b)	570	368,753
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	986	740,731
3.17%, 11/01/51 (Call 05/01/51)	3,579	2,439,612
3.32%, 11/01/61 (Call 05/01/61)	1,536	1,010,860
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)	1,260	781,003
OhioHealth Corp.
2.30%, 11/15/31 (Call 05/15/31)	1,794	1,482,590
2.83%, 11/15/41 (Call 05/15/41)	1,570	1,147,174
Series 2020, 3.04%, 11/15/50
(Call 05/15/50)	2,061	1,470,643
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	1,758	1,286,544
4.09%, 10/01/48 (Call 04/01/48)	1,842	1,529,827
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48
(Call 05/15/48)	1,717	1,513,647
Series 2020, 1.38%, 11/15/25
(Call 08/15/25)	2,242	2,083,458
Series 2020, 3.22%, 11/15/50
(Call 05/15/50)	2,077	1,383,693
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	1,007	811,669
2.86%, 01/01/52 (Call 07/01/51)	2,006	1,310,077
Series 2042, 2.72%, 01/01/42
(Call 07/01/41)	1,551	1,091,085
Presbyterian Healthcare Services, 4.88%, 08/01/52 (Call 02/01/52)	1,205	1,147,348
Providence St Joseph Health Obligated Group 5.40%, 10/01/33 (Call 04/01/33)	2,185	2,174,658
Series 19A, 2.53%, 10/01/29
(Call 07/01/29)	3,187	2,774,934
Series 21A, 2.70%, 10/01/51
(Call 04/01/51)(b)	2,730	1,635,232
Series A, 3.93%, 10/01/48 (Call 04/01/48)	2,030	1,568,991
Series H, 2.75%, 10/01/26 (Call 07/01/26)	1,147	1,075,303
Series I, 3.74%, 10/01/47	2,538	1,939,489
Queen’s Health Systems (The), 4.81%,
07/01/52 (Call 01/01/52)(b)	1,031	961,948
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	2,581	2,202,866
2.95%, 06/30/30 (Call 03/30/30)	3,687	3,245,505
3.45%, 06/01/26 (Call 03/01/26)	3,797	3,653,071
3.50%, 03/30/25 (Call 12/30/24)	1,488	1,460,853
4.20%, 06/30/29 (Call 03/30/29)	3,798	3,650,765
4.70%, 03/30/45 (Call 09/30/44)	946	835,533
6.40%, 11/30/33 (Call 08/30/33)	1,240	1,326,083
Rady Children’s Hospital-San Diego, Series
21A, 3.15%, 08/15/51 (Call 08/15/50)	980	682,677

56	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	$953	$893,401
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	1,119	833,290
3.95%, 07/01/46 (Call 07/01/45)	2,423	1,966,261
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	2,855	1,840,077
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	1,249	843,560
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	1,071	675,656
SSM Health Care Corp.
4.89%, 06/01/28 (Call 03/01/28)	2,235	2,224,500
Series A, 3.82%, 06/01/27 (Call 03/01/27)	745	714,758
Stanford Health Care 3.03%, 08/15/51 (Call 02/15/51)	1,900	1,313,205
Series 2018, 3.80%, 11/15/48
(Call 05/15/48)	2,406	1,949,932
Series 2020, 3.31%, 08/15/30
(Call 05/15/30)	770	695,401
Summa Health, 3.51%, 11/15/51
(Call 05/15/51)(b)	1,755	1,306,384
Sutter Health
5.55%, 08/15/53 (Call 02/15/53)	248	258,544
Series 2018, 3.70%, 08/15/28
(Call 05/15/28)	2,054	1,954,178
Series 2018, 4.09%, 08/15/48
(Call 02/15/48)	2,161	1,807,644
Series 20A, 1.32%, 08/15/25
(Call 05/15/25)	1,109	1,043,054
Series 20A, 2.29%, 08/15/30
(Call 02/15/30)	1,489	1,266,354
Series 20A, 3.16%, 08/15/40
(Call 02/15/40)	857	656,137
Series 20A, 3.36%, 08/15/50
(Call 02/15/50)	2,014	1,472,684
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)(b)	2,102	1,251,905
4.33%, 11/15/55(b)	829	728,938
Toledo Hospital (The), 5.75%, 11/15/38
(Call 11/15/28)	1,960	1,964,690
Trinity Health Corp.
4.13%, 12/01/45	1,441	1,228,996
Series 2019, 3.43%, 12/01/48(b)	1,885	1,431,768
Series 2021, 2.63%, 12/01/40
(Call 06/01/40)	1,186	833,529
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)	490	465,107
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	2,825	2,734,067
1.15%, 05/15/26 (Call 04/15/26)	4,220	3,889,135
1.25%, 01/15/26	2,208	2,062,844
2.00%, 05/15/30	5,175	4,349,270
2.30%, 05/15/31 (Call 02/15/31)	5,770	4,832,563
2.75%, 05/15/40 (Call 11/15/39)	4,456	3,209,244
2.88%, 08/15/29	4,139	3,751,651
2.90%, 05/15/50 (Call 11/15/49)	5,218	3,463,113
2.95%, 10/15/27	3,864	3,627,689
3.05%, 05/15/41 (Call 11/15/40)	4,252	3,159,533
3.10%, 03/15/26	4,002	3,865,494
3.13%, 05/15/60 (Call 11/15/59)	2,529	1,654,410

Security	Par (000)	Value

Health Care - Services (continued)
3.25%, 05/15/51 (Call 11/15/50)	$6,015	$4,235,395
3.38%, 04/15/27	2,878	2,757,603
3.45%, 01/15/27	3,723	3,593,113
3.50%, 08/15/39 (Call 02/15/39)	5,279	4,266,344
3.70%, 12/15/25	2,259	2,209,637
3.70%, 08/15/49 (Call 02/15/49)	4,927	3,791,506
3.75%, 07/15/25	9,784	9,602,362
3.75%, 10/15/47 (Call 04/15/47)	4,426	3,431,248
3.85%, 06/15/28	4,816	4,636,334
3.88%, 12/15/28	3,522	3,379,663
3.88%, 08/15/59 (Call 02/15/59)	4,040	3,074,657
3.95%, 10/15/42 (Call 04/15/42)	3,000	2,521,668
4.00%, 05/15/29 (Call 03/15/29)	3,740	3,594,053
4.20%, 05/15/32 (Call 02/15/32)	5,565	5,250,765
4.20%, 01/15/47 (Call 07/15/46)	3,394	2,869,243
4.25%, 01/15/29 (Call 12/15/28)	5,255	5,123,769
4.25%, 03/15/43 (Call 09/15/42)	2,116	1,844,620
4.25%, 04/15/47 (Call 10/15/46)	3,384	2,882,544
4.25%, 06/15/48 (Call 12/15/47)	5,648	4,753,914
4.38%, 03/15/42 (Call 09/15/41)	2,259	2,013,746
4.45%, 12/15/48 (Call 06/15/48)	4,891	4,277,531
4.50%, 04/15/33 (Call 01/15/33)	5,785	5,555,650
4.63%, 07/15/35	2,836	2,736,601
4.63%, 11/15/41 (Call 05/15/41)	3,006	2,743,901
4.75%, 07/15/45	7,855	7,262,455
4.75%, 05/15/52 (Call 11/15/51)	7,450	6,788,320
4.95%, 05/15/62 (Call 11/15/61)	4,730	4,347,357
5.05%, 04/15/53 (Call 10/15/52)	6,530	6,213,103
5.15%, 10/15/25	3,750	3,758,255
5.20%, 04/15/63 (Call 10/15/62)	5,555	5,295,531
5.25%, 02/15/28 (Call 01/15/28)	3,755	3,815,678
5.30%, 02/15/30 (Call 12/15/29)	4,691	4,779,581
5.35%, 02/15/33 (Call 11/15/32)(b)	8,285	8,446,039
5.70%, 10/15/40 (Call 04/15/40)	1,769	1,836,543
5.80%, 03/15/36	3,115	3,293,216
5.88%, 02/15/53 (Call 08/15/52)	7,275	7,774,760
5.95%, 02/15/41 (Call 08/15/40)	2,030	2,139,866
6.05%, 02/15/63 (Call 08/15/62)	3,825	4,150,968
6.50%, 06/15/37	2,773	3,087,401
6.63%, 11/15/37	3,253	3,664,916
6.88%, 02/15/38	4,976	5,779,281
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)	3,570	3,245,196
2.65%, 10/15/30 (Call 07/15/30)	3,613	3,015,853
2.65%, 01/15/32 (Call 10/15/31)	2,350	1,908,304
UPMC
5.04%, 05/15/33 (Call 02/15/33)	145	143,137
5.38%, 05/15/43 (Call 11/15/42)	280	282,014
Series D-1, 3.60%, 04/03/25	1,005	986,871
WakeMed, Series A, 3.29%, 10/01/52
(Call 04/01/52)	885	624,885
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	833	527,248
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48
(Call 03/01/48)	2,073	1,823,370
Series 2021, 3.07%, 03/01/51
(Call 09/01/50)	1,512	987,219

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	$2,526	$1,507,295

		788,731,820

Holding Companies - Diversified — 0.1%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	2,935	2,666,264
2.88%, 06/15/27 (Call 05/15/27)	1,464	1,329,844
2.88%, 06/15/28 (Call 04/15/28)	5,290	4,633,630
3.20%, 11/15/31 (Call 08/15/31)	3,180	2,593,124
3.25%, 07/15/25 (Call 06/15/25)	4,908	4,715,499
3.88%, 01/15/26 (Call 12/15/25)	3,576	3,430,746
4.25%, 03/01/25 (Call 01/01/25)	2,793	2,737,616
5.88%, 03/01/29 (Call 02/01/29)	1,575	1,540,195
7.00%, 01/15/27	1,022	1,042,026
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	1,860	1,692,061
2.95%, 03/10/26 (Call 02/10/26)	2,090	1,955,566
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)(b)	875	798,657
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)	3,545	3,202,187
3.25%, 03/15/27 (Call 02/15/27)	6,360	5,814,568
4.00%, 01/15/29 (Call 11/15/28)(b)	2,795	2,541,353
4.70%, 03/24/25	3,329	3,276,377
6.25%, 01/25/31 (Call 11/25/30)(c)	950	939,339
7.05%, 09/29/25	3,790	3,838,472
7.30%, 11/27/28 (Call 10/27/28)(c)	1,135	1,170,847
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	1,659	1,484,109
2.75%, 09/16/26 (Call 08/19/26)	2,008	1,841,450
2.85%, 09/30/28 (Call 07/30/28)(b)	3,100	2,694,357
3.63%, 01/15/26 (Call 12/15/25)	2,262	2,156,836
Blue Owl Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	2,972	2,691,400
2.88%, 06/11/28 (Call 04/11/28)	3,900	3,410,167
3.40%, 07/15/26 (Call 06/15/26)	1,825	1,699,278
3.75%, 07/22/25 (Call 06/22/25)	2,374	2,287,641
4.00%, 03/30/25 (Call 02/28/25)	1,501	1,465,577
4.25%, 01/15/26 (Call 12/15/25)	2,330	2,243,130
5.95%, 03/15/29 (Call 02/15/29)	90	87,927
Blue Owl Capital Corp. II, 8.45%, 11/15/26 (Call 10/15/26)(b)(c)	295	302,515
Blue Owl Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)	2,685	2,424,064
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	1,935	1,761,425
4.70%, 02/08/27 (Call 01/08/27)	1,960	1,845,651
5.50%, 03/21/25	530	525,215
6.65%, 03/15/31 (Call 01/15/31)(c)	1,595	1,542,678
7.75%, 09/16/27 (Call 08/16/27)	735	751,585
7.75%, 01/15/29 (Call 12/15/28)(c)	325	331,819
Blue Owl Technology Finance Corp., 2.50%, 01/15/27 (Call 12/15/26)	1,792	1,578,244
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	2,714	2,456,609
3.13%, 10/12/28 (Call 08/12/28)(b)	3,804	3,285,020
3.25%, 07/15/27 (Call 06/15/27)	1,845	1,675,239
3.40%, 01/15/26 (Call 12/15/25)	1,745	1,650,524
7.88%, 01/15/29 (Call 12/15/28)	200	206,725

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)(b)	$1,105	$1,050,803
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)(b)	3,028	2,664,183
2.50%, 08/24/26 (Call 07/24/26)	1,785	1,625,582
6.00%, 07/15/29 (Call 06/15/29)	140	135,919
7.05%, 12/05/28 (Call 11/05/28)	40	40,753
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	2,675	2,468,496
6.95%, 03/01/29 (Call 02/01/29)	740	742,291
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	590	563,959
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	2,773	2,475,155
7.10%, 02/15/29 (Call 01/15/29)(b)	2,325	2,353,408
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)(b)	2,040	1,840,699
3.44%, 10/15/28 (Call 08/15/28)	2,105	1,792,023
3.71%, 01/22/26 (Call 12/22/25)	2,049	1,931,295
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	670	615,395
6.13%, 03/01/29 (Call 02/01/29)(b)	40	39,378

		112,656,895

Home Builders — 0.0%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	4,040	3,655,919
1.40%, 10/15/27 (Call 08/15/27)(b)	1,399	1,234,036
2.60%, 10/15/25 (Call 09/15/25)(b)	1,296	1,240,112
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	2,855	2,827,570
4.75%, 11/29/27 (Call 05/29/27)	4,138	4,071,843
5.00%, 06/15/27 (Call 12/15/26)	2,428	2,406,621
5.25%, 06/01/26 (Call 12/01/25)	2,396	2,389,997
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	1,907	1,611,359
3.85%, 01/15/30 (Call 07/15/29)	1,906	1,758,131
3.97%, 08/06/61 (Call 02/06/61)	1,525	1,160,259
6.00%, 01/15/43 (Call 10/15/42)	3,217	3,205,774
Meritage Homes Corp., 5.13%, 06/06/27 (Call 12/06/26)	330	325,083
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	1,308	1,152,775
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)(b)	2,585	2,573,386
5.50%, 03/01/26 (Call 12/01/25)	2,015	2,018,786
6.00%, 02/15/35	2,023	2,077,456
6.38%, 05/15/33	1,786	1,888,426
7.88%, 06/15/32(b)	559	646,521
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	2,790	2,564,961
4.35%, 02/15/28 (Call 11/15/27)	2,170	2,084,558
4.88%, 11/15/25 (Call 08/15/25)	2,397	2,368,834
4.88%, 03/15/27 (Call 12/15/26)(b)	2,320	2,280,925

		45,543,332

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	3,161	3,104,666
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	3,327	3,104,697
3.50%, 11/15/51 (Call 05/15/51)(b)	2,680	1,847,733
4.40%, 03/15/29 (Call 12/15/28)	2,712	2,569,383

58	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings (continued)
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	$1,625	$1,332,649
3.70%, 05/01/25	1,986	1,943,328
4.50%, 06/01/46 (Call 12/01/45)(b)	2,068	1,662,645
4.60%, 05/15/50 (Call 11/15/49)(b)	2,310	1,859,908
4.70%, 05/14/32 (Call 02/14/32)(b)	1,209	1,142,894
4.75%, 02/26/29 (Call 11/26/28)(b)	4,286	4,185,241
5.50%, 03/01/33 (Call 12/01/32)(b)	1,465	1,452,547
5.75%, 03/01/34 (Call 12/01/33)	1,410	1,402,324

		25,608,015

Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	2,330	1,891,672
2.65%, 04/30/30 (Call 02/01/30)	1,577	1,371,759
4.88%, 12/06/28 (Call 09/06/28)	3,726	3,688,574
5.75%, 03/15/33 (Call 12/15/32)	1,675	1,733,630
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	1,944	1,604,112
3.15%, 08/01/27 (Call 05/01/27)	4,106	3,868,776
3.95%, 08/01/47 (Call 02/01/47)	1,935	1,546,260
5.00%, 06/15/52 (Call 12/15/51)	2,190	2,065,620
5.60%, 11/15/32 (Call 08/15/32)	2,695	2,794,563
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	3,244	2,679,815
3.10%, 10/01/27 (Call 07/01/27)	2,543	2,385,471
3.90%, 05/15/28 (Call 02/15/28)	2,463	2,367,076
4.40%, 05/01/29 (Call 03/01/29)	2,465	2,402,366
4.60%, 05/01/32 (Call 02/01/32)(b)	3,314	3,215,459
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	2,551	2,244,175
2.00%, 11/02/31 (Call 08/02/31)	2,583	2,122,607
2.75%, 02/15/26	2,254	2,169,206
2.88%, 02/07/50 (Call 08/07/49)	2,099	1,433,739
3.05%, 08/15/25	1,368	1,330,190
3.10%, 03/26/30 (Call 12/26/29)	2,328	2,117,688
3.20%, 04/25/29 (Call 01/25/29)(b)	1,635	1,517,028
3.20%, 07/30/46 (Call 01/30/46)	2,095	1,529,693
3.90%, 05/04/47 (Call 11/04/46)	1,852	1,500,273
3.95%, 11/01/28 (Call 08/01/28)(b)	2,527	2,450,842
4.50%, 02/16/33 (Call 11/16/32)(b)	2,270	2,219,103
5.30%, 03/01/41	1,950	1,950,263
6.63%, 08/01/37	4,153	4,784,478

		60,984,438

Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30(b)	2,182	2,563,137
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6-mo. LIBOR US + 3.540%)(a)	2,940	2,816,301
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	2,535	2,341,557
2.88%, 10/15/26 (Call 07/15/26)	2,437	2,301,055
3.60%, 04/01/30 (Call 01/01/30)	5,373	4,980,568
4.00%, 10/15/46 (Call 04/15/46)	1,631	1,298,426
4.75%, 01/15/49 (Call 07/15/48)	3,158	2,857,554
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	1,370	955,678
3.63%, 05/15/30 (Call 02/15/30)	3,129	2,908,454
4.90%, 09/15/44 (Call 03/15/44)	2,235	2,093,055
Allied World Assurance Co. Holdings Ltd.,
4.35%, 10/29/25 (Call 07/29/25)	2,515	2,442,839

Security	Par (000)	Value

Insurance (continued)
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	$2,815	$2,597,492
1.45%, 12/15/30 (Call 09/15/30)	2,214	1,747,297
3.28%, 12/15/26 (Call 09/15/26)	3,122	2,972,820
3.85%, 08/10/49 (Call 02/10/49)	3,108	2,412,856
4.20%, 12/15/46 (Call 06/15/46)	3,162	2,585,574
4.50%, 06/15/43	1,928	1,680,195
5.25%, 03/30/33 (Call 12/30/32)	1,900	1,892,582
5.35%, 06/01/33(b)	1,474	1,477,452
5.55%, 05/09/35	2,381	2,411,972
5.95%, 04/01/36	1,355	1,415,281
6.50%, 05/15/67 (Call 05/15/37),
(3-mo. LIBOR US + 2.120%)(a)	2,431	2,447,320
American Equity Investment Life Holding Co.,
5.00%, 06/15/27 (Call 03/15/27)	2,416	2,327,433
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	965	789,201
5.25%, 04/02/30 (Call 01/02/30)	592	582,801
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)	1,725	1,557,014
3.88%, 01/15/35 (Call 07/15/34)	500	439,910
4.20%, 04/01/28 (Call 01/01/28)	2,030	1,971,579
4.38%, 06/30/50 (Call 12/30/49)	4,559	3,911,219
4.50%, 07/16/44 (Call 01/16/44)	1,760	1,554,096
4.75%, 04/01/48 (Call 10/01/47)	5,323	4,861,916
4.80%, 07/10/45 (Call 01/10/45)	4,070	3,727,374
5.13%, 03/27/33 (Call 12/27/32)	3,235	3,189,437
6.25%, 05/01/36	943	978,398
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3-mo. LIBOR US + 2.868%)(a)(b)	3,268	3,208,251
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	3,611	3,141,214
3.75%, 05/02/29 (Call 02/02/29)	2,822	2,647,263
4.50%, 12/15/28 (Call 09/15/28)	2,437	2,379,381
6.25%, 09/30/40	1,424	1,508,536
8.21%, 01/01/27	371	399,237
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	3,475	2,785,507
2.60%, 12/02/31 (Call 09/02/31)	1,970	1,637,765
2.85%, 05/28/27 (Call 04/28/27)	2,165	2,018,007
2.90%, 08/23/51 (Call 02/23/51)	2,880	1,791,972
3.90%, 02/28/52 (Call 08/28/51)	3,545	2,682,800
5.00%, 09/12/32 (Call 06/12/32)	2,100	2,051,428
5.35%, 02/28/33 (Call 11/28/32)	2,065	2,061,312
Aon Global Ltd.
3.88%, 12/15/25 (Call 09/15/25)	2,751	2,682,205
4.60%, 06/14/44 (Call 03/14/44)	2,662	2,297,938
4.75%, 05/15/45 (Call 11/15/44)	2,404	2,119,111
Aon North America Inc.
5.13%, 03/01/27 (Call 02/01/27)	2,690	2,688,912
5.15%, 03/01/29 (Call 02/01/29)	3,675	3,675,542
5.30%, 03/01/31 (Call 01/01/31)	3,800	3,795,249
5.45%, 03/01/34 (Call 12/01/33)	3,800	3,802,066
5.75%, 03/01/54 (Call 09/01/53)	2,530	2,541,827
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	2,207	2,131,103
5.03%, 12/15/46 (Call 06/15/46)	1,704	1,566,589
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	4,552	3,353,291
7.35%, 05/01/34	1,945	2,182,041
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	2,485	2,312,500

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	$1,980	$1,603,288
3.05%, 03/09/52 (Call 09/09/51)	2,500	1,585,567
3.50%, 05/20/51 (Call 11/20/50)	3,097	2,150,053
5.45%, 07/15/34 (Call 04/15/34)(b)	370	368,648
5.50%, 03/02/33 (Call 12/02/32)	1,825	1,820,161
5.75%, 03/02/53 (Call 09/02/52)	1,778	1,750,501
5.75%, 07/15/54 (Call 01/15/54)	510	505,605
6.50%, 02/15/34 (Call 11/15/33)	1,080	1,153,842
6.75%, 02/15/54 (Call 08/15/53)	905	1,013,432
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)(b)	1,535	1,249,239
3.70%, 02/22/30 (Call 11/22/29)	2,247	2,005,230
4.90%, 03/27/28 (Call 12/27/27)	2,495	2,443,854
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	2,681	2,345,362
3.60%, 09/15/51 (Call 03/15/51)	750	527,442
6.13%, 09/15/28 (Call 08/15/28)	240	247,633
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	2,390	1,555,553
3.50%, 01/15/31 (Call 10/15/30)	2,050	1,782,426
3.95%, 05/25/51 (Call 11/25/50)	2,785	2,031,441
4.13%, 01/12/28 (Call 10/12/27)	4,590	4,395,570
5.88%, 01/15/34 (Call 10/15/33)	2,098	2,083,672
6.15%, 04/03/30 (Call 01/03/30)	1,557	1,602,312
6.65%, 02/01/33 (Call 11/01/32)	2,185	2,286,571
AXA SA, 8.60%, 12/15/30	125	147,908
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)(b)	1,694	1,592,512
4.90%, 01/15/40 (Call 01/15/30),
(5-year CMT + 3.186%)(a)	1,501	1,324,672
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	2,904	2,776,577
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	4,001	3,262,189
1.85%, 03/12/30 (Call 12/12/29)	2,578	2,187,889
2.30%, 03/15/27 (Call 02/15/27)	4,790	4,483,693
2.50%, 01/15/51 (Call 07/15/50)	4,555	2,817,615
2.85%, 10/15/50 (Call 04/15/50)	6,434	4,244,786
2.88%, 03/15/32 (Call 12/15/31)	3,684	3,218,607
3.85%, 03/15/52 (Call 09/15/51)	4,900	3,884,207
4.20%, 08/15/48 (Call 02/15/48)	9,087	7,903,770
4.25%, 01/15/49 (Call 07/15/48)	6,734	5,923,823
4.30%, 05/15/43	4,172	3,730,971
4.40%, 05/15/42	4,453	4,114,921
5.75%, 01/15/40	4,513	4,852,479
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	12,486	12,069,448
4.50%, 02/11/43(b)	5,280	4,976,741
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	145	136,727
3.85%, 12/22/51 (Call 06/22/51)	1,290	835,569
4.70%, 06/22/47 (Call 12/22/46)	3,577	2,771,834
5.63%, 05/15/30 (Call 02/15/30)(b)	2,794	2,779,066
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	4,678	3,822,416
4.20%, 03/17/32 (Call 12/17/31)	1,550	1,407,792
4.50%, 03/15/29 (Call 12/15/28)	2,025	1,959,517
4.95%, 03/17/52 (Call 09/17/51)	3,235	2,787,269

Security	Par (000)	Value

Insurance (continued)
Chubb Corp. (The)
6.00%, 05/11/37	$4,104	$4,404,462
Series 1, 6.50%, 05/15/38	660	741,562
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	1,690	1,366,184
2.85%, 12/15/51 (Call 06/15/51)	1,280	866,303
3.05%, 12/15/61 (Call 06/15/61)	3,455	2,293,714
3.15%, 03/15/25	4,740	4,634,004
3.35%, 05/03/26 (Call 02/03/26)	2,972	2,865,169
4.15%, 03/13/43	3,450	3,015,836
4.35%, 11/03/45 (Call 05/03/45)	5,775	5,098,695
6.70%, 05/15/36	435	494,666
Cincinnati Financial Corp.
6.13%, 11/01/34	2,349	2,453,911
6.92%, 05/15/28	1,039	1,106,662
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	1,060	875,780
3.45%, 08/15/27 (Call 05/15/27)	2,302	2,178,828
3.90%, 05/01/29 (Call 02/01/29)	3,166	2,971,625
4.50%, 03/01/26 (Call 12/01/25)	2,704	2,660,721
5.13%, 02/15/34 (Call 11/15/33)	555	536,234
5.50%, 06/15/33 (Call 03/15/33)	755	759,942
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	2,201	2,187,690
5.25%, 05/30/29 (Call 02/28/29)	2,435	2,363,989
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)	3,650	3,564,347
3.65%, 04/05/27 (Call 03/05/27)	4,391	4,156,229
3.85%, 04/05/29 (Call 02/05/29)	2,608	2,418,970
3.90%, 04/05/32 (Call 01/05/32)	4,470	3,929,771
4.35%, 04/05/42 (Call 10/05/41)	2,290	1,894,174
4.40%, 04/05/52 (Call 10/05/51)	2,215	1,780,478
5.75%, 01/15/34 (Call 10/15/33)	2,490	2,484,642
6.05%, 09/15/33 (Call 06/15/33)(c)	3,000	3,065,068
6.88%, 12/15/52 (Call 09/15/27),
(5-year CMT + 3.846%)(a)	1,445	1,443,405
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27),
(5-year CMT + 4.006%)(a)	945	859,547
5.75%, 09/01/40 (Call 09/01/25),
(5-year CMT + 5.468%)(a)(b)	50	47,866
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	1,516	1,236,439
4.95%, 06/01/29 (Call 03/01/29)	2,721	2,647,786
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	5,898	5,682,486
5.00%, 04/20/48 (Call 10/20/47)	5,792	5,252,494
5.59%, 01/11/33 (Call 10/11/32)	2,620	2,638,286
7.00%, 04/01/28	1,049	1,115,244
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	3,728	2,336,171
3.50%, 10/15/50 (Call 04/15/50)	3,819	2,681,829
4.87%, 06/01/44	1,741	1,567,223
F&G Annuities & Life Inc., 7.40%, 01/13/28
(Call 12/13/27)	2,346	2,406,072
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	1,837	1,588,668
4.63%, 04/29/30 (Call 01/29/30)	2,047	1,928,919
4.85%, 04/17/28 (Call 01/17/28)	2,919	2,856,712
5.63%, 08/16/32 (Call 05/16/32)	1,710	1,684,499
6.00%, 12/07/33 (Call 09/07/33)(c)	1,570	1,576,480

60	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	$3,114	$2,531,003
3.20%, 09/17/51 (Call 03/17/51)(b)	2,615	1,641,238
3.40%, 06/15/30 (Call 03/15/30)	3,070	2,708,109
4.50%, 08/15/28 (Call 05/15/28)	2,572	2,472,297
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	2,387	1,870,376
4.00%, 05/15/30 (Call 02/15/30)	1,125	1,002,420
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	2,872	2,378,767
4.55%, 09/15/28 (Call 06/15/28)	3,555	3,464,833
4.80%, 06/15/32 (Call 03/15/32)	460	442,710
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	2,095	1,739,747
4.50%, 04/15/26 (Call 01/15/26)	2,467	2,419,773
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	3,140	2,804,836
2.90%, 09/15/51 (Call 03/15/51)	2,230	1,429,199
3.60%, 08/19/49 (Call 02/19/49)	3,016	2,269,690
4.30%, 04/15/43	1,876	1,601,894
4.40%, 03/15/48 (Call 09/15/47)	1,853	1,600,254
5.95%, 10/15/36	1,355	1,401,019
6.10%, 10/01/41	2,344	2,442,237
Horace Mann Educators Corp., 7.25%,
09/15/28 (Call 08/15/28)	70	74,945
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	2,395	1,983,094
4.00%, 11/23/51 (Call 05/23/51)	1,420	1,014,061
5.17%, 06/08/27 (Call 05/08/27)(b)	2,290	2,279,235
5.67%, 06/08/32 (Call 03/08/32)(b)	910	907,859
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	2,205	1,737,242
3.80%, 02/23/32 (Call 11/23/31)	1,450	1,216,900
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(b)	2,036	1,782,181
3.35%, 03/09/25(b)	1,478	1,442,222
3.40%, 01/15/31 (Call 10/15/30)(b)	2,314	2,025,644
3.40%, 03/01/32 (Call 12/01/31)	384	325,934
3.63%, 12/12/26 (Call 09/15/26)(b)	1,763	1,683,151
3.80%, 03/01/28 (Call 12/01/27)(b)	2,249	2,139,473
4.35%, 03/01/48 (Call 09/01/47)	1,838	1,423,457
4.38%, 06/15/50 (Call 12/15/49)	1,287	993,475
6.30%, 10/09/37	1,160	1,189,970
7.00%, 06/15/40(b)	1,963	2,140,435
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	2,950	2,661,294
3.75%, 04/01/26 (Call 01/01/26)	4,002	3,891,021
4.13%, 05/15/43 (Call 11/15/42)	3,517	2,978,522
6.00%, 02/01/35	347	368,088
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	2,920	2,711,148
3.70%, 03/16/32 (Call 12/16/31)(b)	2,590	2,359,987
4.06%, 02/24/32 (Call 02/24/27),
(5-year USD ICE Swap + 1.647%)(a)	3,463	3,300,557
4.15%, 03/04/26	5,766	5,651,362
5.38%, 03/04/46	2,018	1,975,118
Markel Group Inc.
3.35%, 09/17/29 (Call 06/17/29)	2,310	2,080,947
3.45%, 05/07/52 (Call 11/07/51)	2,620	1,797,749
3.50%, 11/01/27 (Call 08/01/27)	2,107	1,984,630
4.15%, 09/17/50 (Call 03/17/50)	2,466	1,946,869

Security	Par (000)	Value

Insurance (continued)
4.30%, 11/01/47 (Call 05/01/47)	$1,721	$1,369,117
5.00%, 04/05/46	2,140	1,907,122
5.00%, 05/20/49 (Call 11/20/48)	1,845	1,671,871
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	3,650	3,077,601
2.38%, 12/15/31 (Call 09/15/31)	405	336,428
2.90%, 12/15/51 (Call 06/15/51)	915	586,384
3.50%, 03/10/25 (Call 12/10/24)	4,419	4,340,288
3.75%, 03/14/26 (Call 12/14/25)	4,449	4,340,517
4.20%, 03/01/48 (Call 09/01/47)	3,075	2,559,895
4.35%, 01/30/47 (Call 07/30/46)	2,692	2,283,711
4.38%, 03/15/29 (Call 12/15/28)	6,727	6,578,674
4.75%, 03/15/39 (Call 09/15/38)	2,513	2,365,893
4.90%, 03/15/49 (Call 09/15/48)	5,521	5,105,248
5.15%, 03/15/34 (Call 12/15/33)	1,325	1,320,141
5.40%, 09/15/33 (Call 06/15/33)	2,245	2,284,227
5.45%, 03/15/53 (Call 09/15/52)	1,070	1,066,551
5.45%, 03/15/54 (Call 09/15/53)	1,325	1,316,671
5.70%, 09/15/53 (Call 03/15/53)	4,495	4,655,481
5.75%, 11/01/32 (Call 08/01/32)	1,335	1,394,143
5.88%, 08/01/33	1,415	1,493,520
6.25%, 11/01/52 (Call 05/01/52)	825	911,723
Mercury General Corp., 4.40%, 03/15/27
(Call 12/15/26)	2,520	2,406,491
MetLife Inc.
3.00%, 03/01/25	3,873	3,786,026
3.60%, 11/13/25 (Call 08/13/25)	3,083	3,007,659
4.05%, 03/01/45	5,346	4,414,222
4.13%, 08/13/42	4,403	3,723,124
4.55%, 03/23/30 (Call 12/23/29)	5,382	5,266,993
4.60%, 05/13/46 (Call 11/13/45)	2,509	2,241,958
4.72%, 12/15/44	3,106	2,764,072
4.88%, 11/13/43	3,535	3,247,990
5.00%, 07/15/52 (Call 01/15/52)	2,650	2,472,355
5.25%, 01/15/54 (Call 07/15/53)	3,700	3,577,522
5.38%, 07/15/33 (Call 04/15/33)	2,895	2,910,734
5.70%, 06/15/35	5,668	5,866,920
5.88%, 02/06/41	4,057	4,234,495
6.38%, 06/15/34	1,986	2,139,380
6.40%, 12/15/66 (Call 12/15/31)	4,747	4,825,382
6.50%, 12/15/32(b)	2,215	2,419,029
10.75%, 08/01/69 (Call 08/01/34)(b)	2,202	2,997,261
MGIC Investment Corp., 5.25%, 08/15/28 (Call 03/18/24)	90	86,968
Munich Re America Corp., Series B, 7.45%, 12/15/26	235	248,997
Nationwide Financial Services Inc., 6.75%, 05/15/87	514	511,234
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	2,164	1,566,558
3.88%, 08/26/26 (Call 07/26/26)	3,151	3,048,633
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)(b)	3,261	3,059,060
4.50%, 10/01/50 (Call 04/01/30),
(5-year CMT + 3.815%)(a)	277	248,151
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	1,983	1,645,769
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	3,119	2,594,535
3.10%, 11/15/26 (Call 08/15/26)	2,655	2,519,044
3.40%, 05/15/25 (Call 02/15/25)	2,869	2,802,122

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.70%, 05/15/29 (Call 02/15/29)	$1,710	$1,595,121
4.30%, 11/15/46 (Call 05/15/46)	1,709	1,415,306
4.35%, 05/15/43(b)	1,788	1,553,899
4.63%, 09/15/42	1,056	946,528
5.38%, 03/15/33 (Call 12/15/32)	905	911,951
5.50%, 03/15/53 (Call 09/15/52)	1,525	1,490,950
6.05%, 10/15/36	1,990	2,093,525
Progressive Corp. (The)
2.45%, 01/15/27	2,501	2,333,632
2.50%, 03/15/27 (Call 02/15/27)	3,145	2,927,877
3.00%, 03/15/32 (Call 12/15/31)	1,380	1,193,865
3.20%, 03/26/30 (Call 12/26/29)	3,256	2,941,472
3.70%, 01/26/45	807	652,801
3.70%, 03/15/52 (Call 09/15/51)	1,620	1,259,569
3.95%, 03/26/50 (Call 09/26/49)	2,144	1,745,445
4.00%, 03/01/29 (Call 12/01/28)	2,172	2,089,250
4.13%, 04/15/47 (Call 10/15/46)	5,658	4,751,658
4.20%, 03/15/48 (Call 09/15/47)	1,925	1,654,776
4.35%, 04/25/44	928	821,370
4.95%, 06/15/33 (Call 03/15/33)	1,620	1,608,605
6.25%, 12/01/32	1,756	1,906,254
6.63%, 03/01/29	1,276	1,369,759
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	2,706	2,521,114
2.10%, 03/10/30 (Call 12/10/29)(b)	3,845	3,287,935
3.00%, 03/10/40 (Call 09/10/39)	2,507	1,868,752
3.70%, 10/01/50 (Call 07/01/30),
(5-year CMT + 3.035%)(a)	955	832,731
3.70%, 03/13/51 (Call 09/13/50)	6,409	4,865,839
3.88%, 03/27/28 (Call 12/27/27)	2,592	2,490,316
3.91%, 12/07/47 (Call 06/07/47)	4,166	3,288,539
3.94%, 12/07/49 (Call 06/07/49)	4,311	3,378,766
4.35%, 02/25/50 (Call 08/25/49)	4,227	3,574,119
4.42%, 03/27/48 (Call 09/27/47)	2,003	1,709,779
4.50%, 09/15/47 (Call 09/15/27),
(3-mo. LIBOR US + 2.380%)(a)(b)	3,150	2,949,158
4.60%, 05/15/44	3,536	3,147,799
5.13%, 03/01/52 (Call 11/28/31),
(5-year CMT + 3.162%)(a)	1,500	1,401,555
5.38%, 05/15/45 (Call 05/15/25),
(3-mo. LIBOR US + 3.031%)(a)	4,102	4,039,340
5.70%, 12/14/36	4,184	4,317,185
5.70%, 09/15/48 (Call 09/15/28),
(3-mo. LIBOR US + 2.665%)(a)	3,898	3,807,636
5.75%, 07/15/33	1,107	1,161,518
6.00%, 09/01/52 (Call 06/01/32),
(5-year CMT + 3.234%)(a)	726	723,672
6.63%, 12/01/37	1,311	1,457,973
6.63%, 06/21/40	1,630	1,798,469
6.75%, 03/01/53 (Call 12/01/32),
(5-year CMT + 2.848%)(a)(b)	535	555,861
Prudential Funding Asia PLC
3.13%, 04/14/30	2,836	2,528,473
3.63%, 03/24/32 (Call 12/24/31)	2,230	1,993,207
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	2,611	2,307,841
3.90%, 05/15/29 (Call 02/15/29)	3,263	3,078,388
3.95%, 09/15/26 (Call 06/15/26)	2,532	2,476,111
6.00%, 09/15/33 (Call 06/15/33)	1,346	1,380,155

Security	Par (000)	Value

Insurance (continued)
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)(b)	$2,783	$2,617,809
3.70%, 04/01/25 (Call 01/01/25)	445	435,865
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (Call 01/15/29)	2,445	2,253,327
5.75%, 06/05/33 (Call 03/05/33)	3,490	3,516,416
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	340	321,864
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	2,880	2,237,639
Transatlantic Holdings Inc., 8.00%, 11/30/39	1,983	2,533,694
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	2,956	1,840,065
3.05%, 06/08/51 (Call 12/08/50)	3,544	2,423,181
3.75%, 05/15/46 (Call 11/15/45)	1,925	1,526,167
4.00%, 05/30/47 (Call 11/30/46)	3,594	2,963,718
4.05%, 03/07/48 (Call 09/07/47)	2,576	2,159,422
4.10%, 03/04/49 (Call 09/04/48)	2,396	2,013,773
4.30%, 08/25/45 (Call 02/25/45)	2,491	2,170,941
4.60%, 08/01/43	1,340	1,244,714
5.35%, 11/01/40	3,607	3,646,571
5.45%, 05/25/53 (Call 11/25/52)	1,465	1,494,409
6.25%, 06/15/37	3,478	3,821,954
6.75%, 06/20/36	1,802	2,054,576
Travelers Property Casualty Corp., 6.38%, 03/15/33	2,183	2,422,562
Trinity Acquisition PLC, 4.40%, 03/15/26
(Call 12/15/25)	2,543	2,491,910
Unum Group
4.00%, 06/15/29 (Call 03/15/29)	2,031	1,906,376
4.13%, 06/15/51 (Call 12/15/50)	2,000	1,467,833
4.50%, 12/15/49 (Call 06/15/49)	745	590,483
5.75%, 08/15/42	2,380	2,310,667
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	810	485,633
3.55%, 03/30/52 (Call 09/30/51)	963	664,836
4.00%, 05/12/50 (Call 11/12/49)	2,526	1,944,625
4.75%, 08/01/44	2,168	1,880,557
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	3,184	2,829,297
3.88%, 09/15/49 (Call 03/15/49)	3,015	2,235,213
4.50%, 09/15/28 (Call 06/15/28)	2,908	2,806,055
4.65%, 06/15/27 (Call 05/15/27)	4,048	3,972,762
5.05%, 09/15/48 (Call 03/15/48)	2,065	1,848,786
5.35%, 05/15/33 (Call 02/15/33)	1,475	1,451,918
5.90%, 03/05/54 (Call 09/05/53)	2,850	2,846,341
XL Group Ltd., 5.25%, 12/15/43	2,010	1,877,531

		781,191,268

Internet — 0.4%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(b)	3,700	3,060,583
2.70%, 02/09/41 (Call 08/09/40)	2,625	1,808,713
3.15%, 02/09/51 (Call 08/09/50)	7,410	4,890,468
3.25%, 02/09/61 (Call 08/09/60)(b)	3,873	2,443,770
3.40%, 12/06/27 (Call 09/06/27)	11,444	10,802,737
4.00%, 12/06/37 (Call 06/06/37)	4,415	3,806,868
4.20%, 12/06/47 (Call 06/06/47)	7,945	6,462,162
4.40%, 12/06/57 (Call 06/06/57)	3,960	3,236,476
4.50%, 11/28/34 (Call 05/28/34)	3,382	3,167,189
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	4,003	3,763,779

62	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
0.80%, 08/15/27 (Call 06/15/27)	$5,495	$4,854,348
1.10%, 08/15/30 (Call 05/15/30)	9,274	7,502,702
1.90%, 08/15/40 (Call 02/15/40)	5,643	3,731,644
2.00%, 08/15/26 (Call 05/15/26)	9,801	9,204,625
2.05%, 08/15/50 (Call 02/15/50)	10,808	6,383,996
2.25%, 08/15/60 (Call 02/15/60)(b)	5,335	3,062,821
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	2,960	2,811,107
1.00%, 05/12/26 (Call 04/12/26)	10,790	9,930,900
1.20%, 06/03/27 (Call 04/03/27)	2,558	2,287,074
1.50%, 06/03/30 (Call 03/03/30)	8,795	7,271,922
1.65%, 05/12/28 (Call 03/12/28)	10,900	9,674,341
2.10%, 05/12/31 (Call 02/12/31)	10,975	9,209,870
2.50%, 06/03/50 (Call 12/03/49)	8,776	5,505,137
2.70%, 06/03/60 (Call 12/03/59)	8,030	4,935,639
2.88%, 05/12/41 (Call 11/12/40)	9,259	6,952,210
3.00%, 04/13/25	830	811,024
3.10%, 05/12/51 (Call 11/12/50)	12,200	8,574,232
3.15%, 08/22/27 (Call 05/22/27)	14,708	13,957,810
3.25%, 05/12/61 (Call 11/12/60)	6,765	4,662,060
3.30%, 04/13/27 (Call 03/13/27)	6,450	6,182,414
3.45%, 04/13/29 (Call 02/13/29)	4,535	4,295,436
3.60%, 04/13/32 (Call 01/13/32)(b)	7,770	7,162,705
3.88%, 08/22/37 (Call 02/22/37)	12,107	10,822,538
3.95%, 04/13/52 (Call 10/13/51)	9,720	8,032,596
4.05%, 08/22/47 (Call 02/22/47)	12,892	11,025,674
4.10%, 04/13/62 (Call 10/13/61)	4,818	3,982,155
4.25%, 08/22/57 (Call 02/22/57)	8,201	7,035,903
4.55%, 12/01/27 (Call 11/01/27)	2,625	2,616,196
4.60%, 12/01/25	5,285	5,260,619
4.65%, 12/01/29 (Call 10/01/29)	4,490	4,492,376
4.70%, 12/01/32 (Call 09/01/32)	7,215	7,180,867
4.80%, 12/05/34 (Call 06/05/34)	5,547	5,545,435
4.95%, 12/05/44 (Call 06/05/44)	5,448	5,374,737
5.20%, 12/03/25 (Call 09/03/25)	4,205	4,223,662
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	1,524	1,376,362
1.72%, 04/09/26 (Call 03/09/26)	520	482,807
2.38%, 08/23/31 (Call 05/23/31)(b)	760	626,901
3.08%, 04/07/25 (Call 03/07/25)(b)	545	530,221
3.43%, 04/07/30 (Call 01/07/30)	1,425	1,290,574
3.63%, 07/06/27	1,964	1,870,159
4.13%, 06/30/25	2,421	2,375,045
4.38%, 03/29/28 (Call 12/29/27)(b)	2,260	2,205,084
4.88%, 11/14/28 (Call 08/14/28)	1,965	1,951,431
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	3,874	3,686,541
3.60%, 06/01/26 (Call 03/01/26)	4,756	4,609,162
3.65%, 03/15/25 (Call 12/15/24)	3,126	3,073,951
4.63%, 04/13/30 (Call 01/13/30)	7,514	7,383,907
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	5,140	4,739,551
1.90%, 03/11/25 (Call 02/11/25)	4,092	3,948,587
2.60%, 05/10/31 (Call 02/10/31)	3,245	2,750,491
2.70%, 03/11/30 (Call 12/11/29)	4,195	3,665,253
3.60%, 06/05/27 (Call 03/05/27)	4,835	4,617,716
3.65%, 05/10/51 (Call 11/10/50)	3,925	2,838,425
4.00%, 07/15/42 (Call 01/15/42)	4,796	3,804,803
5.90%, 11/22/25 (Call 10/22/25)	745	750,933
5.95%, 11/22/27 (Call 10/22/27)(b)	1,535	1,577,360
6.30%, 11/22/32 (Call 08/22/32)	1,780	1,887,698

Security	Par (000)	Value

Internet (continued)
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(b)	$2,403	$2,057,172
3.25%, 02/15/30 (Call 11/15/29)	5,354	4,771,002
3.80%, 02/15/28 (Call 11/15/27)	2,944	2,784,856
4.63%, 08/01/27 (Call 05/01/27)	1,481	1,449,283
5.00%, 02/15/26 (Call 11/15/25)	4,072	4,044,581
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)(b)	2,265	2,043,548
3.88%, 04/29/26	885	858,292
4.13%, 01/14/50 (Call 07/14/49)	1,900	1,480,777
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	13,640	13,077,783
3.85%, 08/15/32 (Call 05/15/32)	13,310	12,328,329
4.45%, 08/15/52 (Call 02/15/52)	10,445	9,128,844
4.60%, 05/15/28 (Call 04/15/28)	4,055	4,038,978
4.65%, 08/15/62 (Call 02/15/62)	5,850	5,159,765
4.80%, 05/15/30 (Call 03/15/30)	3,915	3,914,080
4.95%, 05/15/33 (Call 02/15/33)	4,705	4,708,359
5.60%, 05/15/53 (Call 11/15/52)	8,770	9,083,683
5.75%, 05/15/63 (Call 11/15/62)	4,305	4,507,111
Netflix Inc.
4.38%, 11/15/26	1,340	1,318,269
4.88%, 04/15/28	2,615	2,610,634
5.88%, 11/15/28	2,030	2,103,136
6.38%, 05/15/29	690	733,316
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	2,034	1,912,959
2.00%, 09/03/30 (Call 06/03/30)	3,361	2,735,907
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	4,025	3,345,760
4.75%, 07/15/27 (Call 04/01/24)	3,565	3,494,862
5.25%, 04/01/25 (Call 01/01/25)	2,475	2,464,865
Weibo Corp., 3.38%, 07/08/30
(Call 04/08/30)(b)	3,919	3,363,092

		429,561,725

Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	2,567	2,431,089
4.55%, 03/11/26	3,030	2,984,254
6.55%, 11/29/27 (Call 10/29/27)	5,075	5,281,274
6.75%, 03/01/41	2,305	2,365,020
6.80%, 11/29/32 (Call 08/29/32)	3,565	3,771,672
7.00%, 10/15/39	2,550	2,718,796
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	3,627	3,479,828
2.70%, 06/01/30 (Call 03/01/30)(b)	3,074	2,709,130
2.98%, 12/15/55 (Call 06/15/55)	5,652	3,633,848
3.13%, 04/01/32 (Call 01/01/32)	545	475,825
3.85%, 04/01/52 (Call 09/01/51)	2,690	2,114,843
3.95%, 05/23/25	3,165	3,115,802
3.95%, 05/01/28 (Call 02/01/28)	1,583	1,529,543
4.30%, 05/23/27 (Call 04/23/27)	3,885	3,796,151
4.40%, 05/01/48 (Call 11/01/47)	444	389,660
5.20%, 08/01/43 (Call 02/01/43)	1,080	1,055,039
6.40%, 12/01/37	718	785,245
Reliance Inc.
1.30%, 08/15/25 (Call 07/15/25)	3,588	3,367,748
2.15%, 08/15/30 (Call 05/15/30)	545	452,180
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	1,030	915,526
2.40%, 06/15/25 (Call 05/15/25)	3,595	3,453,425

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
3.25%, 01/15/31 (Call 10/15/30)	$2,521	$2,234,074
3.25%, 10/15/50 (Call 04/15/50)	2,179	1,427,080
3.45%, 04/15/30 (Call 01/15/30)	2,234	2,030,183
5.00%, 12/15/26 (Call 04/01/24)	3,518	3,489,267
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	4,764	4,286,559
6.13%, 06/12/33 (Call 03/12/33)	1,440	1,453,743
6.25%, 08/10/26(b)	660	670,308
6.88%, 11/21/36	5,572	5,962,846
6.88%, 11/10/39(b)	3,620	3,870,851
8.25%, 01/17/34(b)	580	680,651
Vale SA, 5.63%, 09/11/42(b)	1,176	1,149,467

		78,080,927

Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)(b)	1,994	1,569,006
4.40%, 09/15/32 (Call 06/15/32)(b)	2,190	1,953,317
5.10%, 04/01/52 (Call 10/01/51)(b)	1,580	1,248,873
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	2,605	2,528,786
4.63%, 07/28/45 (Call 01/28/45)	1,524	1,202,113
Polaris Inc., 6.95%, 03/15/29 (Call 02/15/29)	370	390,113

		8,892,208

Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	2,171	1,902,731
3.70%, 01/15/31 (Call 10/15/30)	1,930	1,658,281
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)	2,735	2,625,161
4.85%, 03/15/26 (Call 12/15/25)	3,098	3,061,784
5.38%, 04/23/25 (Call 03/23/25)	2,503	2,497,794
5.75%, 01/30/27 (Call 12/30/26)	1,795	1,816,491
5.75%, 04/23/30 (Call 01/23/30)	2,282	2,325,370
Las Vegas Sands Corp., 3.90%, 08/08/29
(Call 05/08/29)	60	54,296
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	1,406	1,379,737
3.75%, 10/01/25 (Call 07/01/25)	1,735	1,690,513
4.88%, 05/15/29 (Call 04/15/29)	765	754,738
4.90%, 04/15/29 (Call 03/15/29)	720	711,211
5.00%, 10/15/27 (Call 09/15/27)	3,290	3,278,978
5.30%, 05/15/34 (Call 02/15/34)	885	871,054
5.45%, 09/15/26 (Call 08/15/26)	535	537,255
5.55%, 10/15/28 (Call 09/15/28)	2,605	2,650,142
Series AA, 4.65%, 12/01/28
(Call 09/01/28)(b)	2,509	2,457,110
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	3,836	3,849,716
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	5,357	5,183,754
Series GG, 3.50%, 10/15/32
(Call 07/15/32)	2,549	2,223,288
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	831	709,266
Series II, 2.75%, 10/15/33 (Call 07/15/33)(b)	3,905	3,143,416
Series R, 3.13%, 06/15/26 (Call 03/15/26)	4,438	4,236,140
Series X, 4.00%, 04/15/28 (Call 01/15/28)	1,744	1,669,157
Sands China Ltd.
2.55%, 03/08/27 (Call 02/08/27)	2,320	2,083,403
3.10%, 03/08/29 (Call 01/08/29)	2,420	2,084,595
3.25%, 08/08/31 (Call 05/08/31)	2,490	2,065,564
4.05%, 01/08/26 (Call 12/08/25)	1,205	1,155,303
4.63%, 06/18/30 (Call 03/18/30)	2,915	2,651,517

Security	Par (000)	Value

Lodging (continued)
5.13%, 08/08/25 (Call 06/08/25)	$395	$389,010
5.40%, 08/08/28 (Call 05/08/28)	3,160	3,071,533

		64,788,308

Machinery — 0.3%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)	800	777,813
4.38%, 05/08/42	280	251,307
Caterpillar Financial Services Corp.
0.80%, 11/13/25	1,164	1,085,029
0.90%, 03/02/26	1,875	1,730,765
1.10%, 09/14/27	2,256	1,987,897
1.15%, 09/14/26	3,190	2,907,946
1.45%, 05/15/25	1,200	1,147,616
1.70%, 01/08/27	4,165	3,829,814
2.40%, 08/09/26(b)	2,484	2,342,059
3.40%, 05/13/25	330	323,009
3.60%, 08/12/27	3,705	3,566,719
3.65%, 08/12/25	3,730	3,654,943
4.35%, 05/15/26	4,350	4,296,796
4.50%, 01/08/27	1,455	1,444,702
4.80%, 01/06/26	1,180	1,176,960
4.85%, 02/27/29	1,925	1,926,635
5.05%, 02/27/26	2,390	2,391,016
5.15%, 08/11/25(b)	5,629	5,628,273
5.40%, 03/10/25	395	395,874
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	985	826,526
2.60%, 09/19/29 (Call 06/19/29)	2,936	2,643,083
2.60%, 04/09/30 (Call 01/09/30)	4,200	3,731,514
3.25%, 09/19/49 (Call 03/19/49)	5,029	3,701,369
3.25%, 04/09/50 (Call 10/09/49)	5,407	3,997,021
3.80%, 08/15/42	7,768	6,481,857
4.30%, 05/15/44 (Call 11/15/43)	2,212	1,997,892
4.75%, 05/15/64 (Call 11/15/63)	1,968	1,779,570
5.20%, 05/27/41	1,921	1,940,881
5.30%, 09/15/35(b)	655	685,665
6.05%, 08/15/36	2,278	2,495,446
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	1,900	1,737,296
1.88%, 01/15/26 (Call 12/15/25)	1,940	1,818,190
3.95%, 05/23/25	2,115	2,075,070
4.55%, 04/10/28 (Call 03/10/28)	2,945	2,881,303
5.45%, 10/14/25	1,920	1,920,183
5.50%, 01/12/29 (Call 12/12/28)	1,850	1,874,564
CNH Industrial NV, 3.85%, 11/15/27
(Call 08/15/27)	3,220	3,089,591
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	3,105	3,023,806
2.88%, 09/07/49 (Call 03/07/49)	3,085	2,146,764
3.10%, 04/15/30 (Call 01/15/30)	3,636	3,308,227
3.75%, 04/15/50 (Call 10/15/49)	4,386	3,590,524
3.90%, 06/09/42 (Call 12/09/41)	4,849	4,137,839
5.38%, 10/16/29	2,390	2,467,648
7.13%, 03/03/31(b)	775	884,842
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	2,280	2,033,826
3.15%, 11/15/25 (Call 08/15/25)	2,246	2,165,771
5.38%, 10/15/35	192	195,253
5.38%, 03/01/41 (Call 12/01/40)	1,950	1,917,963

64	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	$2,270	$1,855,622
3.50%, 10/01/30 (Call 07/01/30)	2,328	2,047,812
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	2,310	1,946,926
3.00%, 05/01/30 (Call 02/01/30)	1,769	1,544,570
John Deere Capital Corp.
0.70%, 01/15/26	3,870	3,582,443
1.05%, 06/17/26	2,220	2,035,119
1.30%, 10/13/26	2,210	2,019,138
1.45%, 01/15/31	3,205	2,587,024
1.50%, 03/06/28	2,177	1,917,375
1.70%, 01/11/27	2,470	2,263,052
1.75%, 03/09/27	2,486	2,273,018
2.00%, 06/17/31	2,514	2,078,065
2.13%, 03/07/25	685	664,554
2.25%, 09/14/26	2,386	2,233,572
2.35%, 03/08/27(b)	1,208	1,125,579
2.45%, 01/09/30	2,951	2,593,135
2.65%, 06/10/26	1,409	1,342,913
2.80%, 09/08/27	2,722	2,547,120
2.80%, 07/18/29	3,421	3,109,614
3.05%, 01/06/28	1,160	1,094,392
3.35%, 04/18/29	2,660	2,496,199
3.40%, 06/06/25	2,600	2,547,460
3.40%, 09/11/25	1,805	1,762,455
3.45%, 03/13/25	4,298	4,221,119
3.45%, 03/07/29	3,134	2,955,304
3.90%, 06/07/32	740	689,612
4.05%, 09/08/25	2,675	2,637,423
4.15%, 09/15/27	3,205	3,140,979
4.35%, 09/15/32	2,730	2,640,463
4.50%, 01/08/27	2,150	2,132,550
4.50%, 01/16/29	2,110	2,079,339
4.70%, 06/10/30	2,300	2,281,608
4.75%, 06/08/26	2,390	2,382,841
4.75%, 01/20/28	1,295	1,293,774
4.80%, 01/09/26	1,905	1,900,127
4.85%, 10/11/29	1,940	1,950,175
4.90%, 03/03/28	160	160,777
4.95%, 06/06/25	2,145	2,141,777
4.95%, 07/14/28	1,595	1,604,134
5.05%, 03/03/26	555	556,342
5.15%, 03/03/25	305	305,194
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	1,653	1,347,593
4.55%, 04/15/28 (Call 01/15/28)(b)	2,704	2,606,996
5.65%, 05/15/33 (Call 02/15/33)	1,495	1,493,633
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	1,111	980,391
4.60%, 05/15/28 (Call 02/15/28)	2,238	2,176,191
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	5,349	5,152,287
2.29%, 04/05/27 (Call 02/05/27)	2,028	1,873,961
2.57%, 02/15/30 (Call 11/15/29)	6,936	6,040,799
3.11%, 02/15/40 (Call 08/15/39)	4,773	3,629,101
3.36%, 02/15/50 (Call 08/15/49)	3,056	2,210,291
5.25%, 08/16/28 (Call 07/16/28)	1,985	2,002,004
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	1,855	1,489,961
2.80%, 08/15/61 (Call 02/15/61)	2,168	1,295,457

Security	Par (000)	Value

Machinery (continued)
2.88%, 03/01/25 (Call 12/01/24)	$1,417	$1,384,563
3.50%, 03/01/29 (Call 12/01/28)	2,038	1,941,947
4.20%, 03/01/49 (Call 09/01/48)	2,973	2,533,183
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	2,434	2,360,650
3.45%, 11/15/26 (Call 08/15/26)	4,273	4,063,052
4.70%, 09/15/28 (Call 06/15/28)	6,285	6,130,891
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	3,327	2,972,581
2.25%, 01/30/31 (Call 10/30/30)	2,913	2,440,545
3.25%, 11/01/26 (Call 08/01/26)	3,303	3,153,333
4.38%, 11/01/46 (Call 05/01/46)	1,385	1,171,739

		255,606,501

Machinery - Diversified — 0.0%
Ingersoll Rand Inc.
5.40%, 08/14/28 (Call 07/14/28)	555	559,175
5.70%, 08/14/33 (Call 05/14/33)	670	681,890
John Deere Capital Corp.
5.15%, 09/08/26	885	890,469
5.15%, 09/08/33	935	951,125
5.30%, 09/08/25	1,935	1,943,529
Nordson Corp.
5.60%, 09/15/28 (Call 08/15/28)	750	762,033
5.80%, 09/15/33 (Call 06/15/33)	1,165	1,203,094
Westinghouse Air Brake Technologies Corp.,
5.61%, 03/11/34 (Call 12/11/33)	385	386,587

		7,377,902

Manufacturing — 0.1%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)(b)	3,320	3,092,478
2.38%, 08/26/29 (Call 05/26/29)	4,590	3,981,703
2.65%, 04/15/25 (Call 03/15/25)(b)	2,285	2,213,347
2.88%, 10/15/27 (Call 07/15/27)(b)	4,178	3,868,687
3.00%, 08/07/25(b)	2,008	1,945,421
3.05%, 04/15/30 (Call 01/15/30)(b)	2,855	2,532,600
3.13%, 09/19/46 (Call 03/19/46)(b)	2,107	1,454,978
3.25%, 08/26/49 (Call 02/26/49)(b)	4,283	2,949,910
3.38%, 03/01/29 (Call 12/01/28)	4,038	3,718,688
3.63%, 09/14/28 (Call 06/14/28)(b)	3,280	3,094,922
3.63%, 10/15/47 (Call 04/15/47)	2,241	1,622,019
3.70%, 04/15/50 (Call 10/15/49)	2,777	2,053,022
3.88%, 06/15/44	1,620	1,271,495
4.00%, 09/14/48 (Call 03/14/48)(b)	4,645	3,746,121
5.70%, 03/15/37(b)	2,272	2,370,089
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	1,300	1,028,233
2.75%, 03/01/30 (Call 12/01/29)	3,859	3,356,335
3.75%, 12/01/27 (Call 09/01/27)	1,915	1,819,861
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	3,092	2,922,223
3.92%, 09/15/47 (Call 03/15/47)(b)	2,509	2,052,709
4.00%, 11/02/32	3,669	3,437,602
4.15%, 03/15/33 (Call 12/15/32)	3,295	3,103,839
4.15%, 11/02/42	3,229	2,803,133
4.35%, 05/18/28 (Call 04/18/28)	785	773,079
4.70%, 08/23/52 (Call 02/23/52)(b)	1,705	1,573,100
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)	4,067	3,906,085

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
GE Capital International Funding Co.
Unlimited Co.
3.37%, 11/15/25	$430	$416,229
4.42%, 11/15/35	3,949	3,695,758
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	765	673,337
4.50%, 03/11/44(b)	410	370,923
5.88%, 01/14/38	1,057	1,121,989
6.75%, 03/15/32	1,675	1,860,076
6.88%, 01/10/39	780	921,844
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	6,179	5,874,399
3.90%, 09/01/42 (Call 03/01/42)	2,162	1,840,798
4.88%, 09/15/41 (Call 03/15/41)	2,465	2,381,733
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	4,456	4,238,507
3.25%, 06/14/29 (Call 03/14/29)	3,578	3,292,257
4.00%, 06/14/49 (Call 12/14/48)	3,586	2,925,935
4.10%, 03/01/47 (Call 09/01/46)	2,111	1,733,463
4.20%, 11/21/34 (Call 05/21/34)	1,850	1,703,447
4.25%, 09/15/27 (Call 08/15/27)	2,740	2,678,701
4.45%, 11/21/44 (Call 05/21/44)	2,977	2,611,462
4.50%, 09/15/29 (Call 07/15/29)	3,918	3,831,510
6.25%, 05/15/38	1,376	1,479,557
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	2,403	2,317,586
5.90%, 07/15/32 (Call 04/15/32)	1,150	1,179,999
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)	1,090	1,010,704
2.25%, 04/01/28 (Call 02/01/28)	1,095	981,174
2.75%, 04/01/31 (Call 01/01/31)	2,455	2,083,134
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	2,398	2,001,942
3.00%, 06/01/30 (Call 03/01/30)	1,590	1,395,316
3.38%, 03/01/28 (Call 12/01/27)	1,843	1,727,473
3.65%, 03/15/27 (Call 12/15/26)	2,905	2,779,401
3.88%, 03/01/25 (Call 12/01/24)	1,230	1,210,670
3.90%, 09/17/29 (Call 06/17/29)	2,519	2,351,654
4.00%, 03/15/26 (Call 12/15/25)	2,514	2,445,814
6.10%, 11/15/33 (Call 08/15/33)	1,380	1,438,120

		133,266,591

Media — 0.7%
Charter Communications
Operating LLC/Charter Communications
Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	5,616	4,737,341
2.30%, 02/01/32 (Call 11/01/31)	4,335	3,293,023
2.80%, 04/01/31 (Call 01/01/31)	6,654	5,368,208
3.50%, 06/01/41 (Call 12/01/40)	6,137	4,060,472
3.50%, 03/01/42 (Call 09/01/41)	5,490	3,585,299
3.70%, 04/01/51 (Call 10/01/50)	7,814	4,732,098
3.75%, 02/15/28 (Call 11/15/27)	4,924	4,547,308
3.85%, 04/01/61 (Call 10/01/60)	7,185	4,163,623
3.90%, 06/01/52 (Call 12/01/51)	9,330	5,854,763
3.95%, 06/30/62 (Call 12/30/61)	5,555	3,265,883
4.20%, 03/15/28 (Call 12/15/27)	5,528	5,179,548
4.40%, 04/01/33 (Call 01/01/33)(b)	4,130	3,606,886
4.40%, 12/01/61 (Call 06/01/61)	5,493	3,525,107
4.80%, 03/01/50 (Call 09/01/49)	10,901	7,875,961
4.91%, 07/23/25 (Call 04/23/25)	19,097	18,830,562
5.05%, 03/30/29 (Call 12/30/28)	5,728	5,479,604

Security	Par (000)	Value

Media (continued)
5.13%, 07/01/49 (Call 01/01/49)	$5,055	$3,828,073
5.25%, 04/01/53 (Call 10/01/52)(b)	5,705	4,426,551
5.38%, 04/01/38 (Call 10/01/37)	4,643	3,984,184
5.38%, 05/01/47 (Call 11/01/46)	9,353	7,359,075
5.50%, 04/01/63 (Call 10/01/62)	3,905	2,999,973
5.75%, 04/01/48 (Call 10/01/47)	9,411	7,820,774
6.15%, 11/10/26 (Call 10/10/26)	4,940	4,988,996
6.38%, 10/23/35 (Call 04/23/35)	8,160	7,883,823
6.48%, 10/23/45 (Call 04/23/45)	13,264	12,113,776
6.65%, 02/01/34 (Call 11/01/33)(b)	3,495	3,501,543
6.83%, 10/23/55 (Call 04/23/55)	1,963	1,856,679
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	6,460	5,147,297
1.95%, 01/15/31 (Call 10/15/30)	6,661	5,470,004
2.35%, 01/15/27 (Call 10/15/26)	4,716	4,396,503
2.45%, 08/15/52 (Call 02/15/52)	6,355	3,646,366
2.65%, 02/01/30 (Call 11/01/29)	6,538	5,754,195
2.65%, 08/15/62 (Call 02/15/62)(b)	5,009	2,792,609
2.80%, 01/15/51 (Call 07/15/50)	7,724	4,825,181
2.89%, 11/01/51 (Call 05/01/51)	15,930	10,091,312
2.94%, 11/01/56 (Call 05/01/56)	17,821	10,973,108
2.99%, 11/01/63 (Call 05/01/63)	15,333	9,174,987
3.15%, 03/01/26 (Call 12/01/25)	10,349	9,988,230
3.15%, 02/15/28 (Call 11/15/27)	7,405	6,944,538
3.20%, 07/15/36 (Call 01/15/36)	4,320	3,488,127
3.25%, 11/01/39 (Call 05/01/39)	3,752	2,881,385
3.30%, 02/01/27 (Call 11/01/26)	5,201	4,986,083
3.30%, 04/01/27 (Call 02/01/27)	3,089	2,946,843
3.38%, 08/15/25 (Call 05/15/25)	5,692	5,556,425
3.40%, 04/01/30 (Call 01/01/30)	6,590	6,030,974
3.40%, 07/15/46 (Call 01/15/46)	3,572	2,620,293
3.45%, 02/01/50 (Call 08/01/49)	6,905	4,958,722
3.55%, 05/01/28 (Call 02/01/28)	4,016	3,811,113
3.75%, 04/01/40 (Call 10/01/39)	7,404	6,050,990
3.90%, 03/01/38 (Call 09/01/37)	5,369	4,607,156
3.95%, 10/15/25 (Call 08/15/25)	7,539	7,408,339
3.97%, 11/01/47 (Call 05/01/47)	5,562	4,411,658
4.00%, 08/15/47 (Call 02/15/47)	4,557	3,645,503
4.00%, 03/01/48 (Call 09/01/47)	4,771	3,782,589
4.00%, 11/01/49 (Call 05/01/49)	7,818	6,183,045
4.05%, 11/01/52 (Call 05/01/52)	4,429	3,493,265
4.15%, 10/15/28 (Call 07/15/28)	10,474	10,167,379
4.20%, 08/15/34 (Call 02/15/34)	5,235	4,809,370
4.25%, 10/15/30 (Call 07/15/30)	5,604	5,355,704
4.25%, 01/15/33	8,496	7,957,926
4.40%, 08/15/35 (Call 02/15/35)	4,309	3,992,003
4.55%, 01/15/29 (Call 12/15/28)	5,110	5,027,700
4.60%, 10/15/38 (Call 04/15/38)	4,305	3,961,112
4.60%, 08/15/45 (Call 02/15/45)	4,236	3,744,661
4.65%, 02/15/33 (Call 11/15/32)(b)	5,455	5,296,199
4.65%, 07/15/42	3,792	3,415,651
4.70%, 10/15/48 (Call 04/15/48)	8,103	7,314,956
4.75%, 03/01/44	2,964	2,688,422
4.80%, 05/15/33 (Call 02/15/33)	4,665	4,558,248
4.95%, 10/15/58 (Call 04/15/58)(b)	4,304	3,974,513
5.25%, 11/07/25	2,305	2,315,059
5.35%, 11/15/27 (Call 10/15/27)	3,434	3,487,581
5.35%, 05/15/53 (Call 11/15/52)	4,310	4,203,501
5.50%, 11/15/32 (Call 08/15/32)	4,675	4,791,943
5.50%, 05/15/64 (Call 11/15/63)	4,980	4,890,967
5.65%, 06/15/35	4,656	4,782,993

66	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.45%, 03/15/37	$325	$355,972
6.50%, 11/15/35	3,757	4,097,594
6.55%, 07/01/39	1,875	2,060,887
6.95%, 08/15/37	2,030	2,314,153
7.05%, 03/15/33	4,537	5,099,583
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	1,456	1,421,778
3.63%, 05/15/30 (Call 02/15/30)	4,237	3,723,557
3.95%, 06/15/25 (Call 03/15/25)	2,018	1,970,220
3.95%, 03/20/28 (Call 12/20/27)	7,385	6,904,242
4.00%, 09/15/55 (Call 03/15/55)	8,133	5,383,681
4.13%, 05/15/29 (Call 02/15/29)	3,343	3,089,237
4.65%, 05/15/50 (Call 11/15/49)	4,688	3,559,234
4.88%, 04/01/43	1,121	897,437
4.90%, 03/11/26 (Call 12/11/25)(b)	3,957	3,895,872
5.00%, 09/20/37 (Call 03/20/37)	4,330	3,705,178
5.20%, 09/20/47 (Call 03/20/47)	6,985	5,681,619
5.30%, 05/15/49 (Call 11/15/48)	5,197	4,238,586
6.35%, 06/01/40	1,241	1,192,988
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)	1,620	1,512,937
3.45%, 03/01/32 (Call 12/01/31)	1,925	1,673,452
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	4,114	4,003,949
3.50%, 04/08/30 (Call 01/08/30)	3,473	3,124,595
4.71%, 01/25/29 (Call 10/25/28)	8,757	8,547,102
5.48%, 01/25/39 (Call 07/25/38)	4,766	4,453,888
5.58%, 01/25/49 (Call 07/25/48)	6,128	5,603,716
6.50%, 10/13/33 (Call 07/13/33)	3,000	3,150,594
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	505	422,726
5.25%, 05/24/49 (Call 11/24/48)	135	118,081
6.13%, 01/31/46 (Call 07/31/45)(b)	3,444	3,360,512
6.63%, 01/15/40	2,926	3,006,258
8.50%, 03/11/32	2,240	2,576,609
NBCUniversal Media LLC
4.45%, 01/15/43	4,233	3,699,330
5.95%, 04/01/41	3,006	3,127,419
6.40%, 04/30/40	1,012	1,097,504
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	1,189	1,071,247
3.38%, 02/15/28 (Call 11/15/27)	2,494	2,183,125
3.70%, 06/01/28 (Call 03/01/28)	2,365	2,062,066
4.20%, 06/01/29 (Call 03/01/29)	2,010	1,769,954
4.20%, 05/19/32 (Call 02/19/32)(b)	4,275	3,483,968
4.38%, 03/15/43	3,646	2,442,300
4.60%, 01/15/45 (Call 07/15/44)	2,607	1,785,151
4.85%, 07/01/42 (Call 01/01/42)	2,177	1,567,011
4.90%, 08/15/44 (Call 02/15/44)	2,396	1,681,876
4.95%, 01/15/31 (Call 10/15/30)(b)	4,725	4,137,474
4.95%, 05/19/50 (Call 11/19/49)	3,898	2,792,222
5.25%, 04/01/44 (Call 10/01/43)(b)	1,495	1,102,063
5.50%, 05/15/33	1,722	1,490,828
5.85%, 09/01/43 (Call 03/01/43)	3,224	2,608,129
5.90%, 10/15/40 (Call 04/15/40)(b)	1,962	1,589,935
6.88%, 04/30/36	3,526	3,234,988
7.88%, 07/30/30	3,321	3,390,390
TCI Communications Inc.
7.13%, 02/15/28	3,387	3,651,577
7.88%, 02/15/26	4,518	4,746,528

Security	Par (000)	Value

Media (continued)
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	$3,468	$3,326,355
5.50%, 08/15/35(b)	1,622	1,646,525
5.65%, 11/23/43 (Call 05/23/43)(b)	1,276	1,239,260
5.85%, 04/15/40	2,329	2,364,229
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	4,083	4,528,014
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	6,496	4,748,603
5.50%, 09/01/41 (Call 03/01/41)	6,114	5,037,733
5.88%, 11/15/40 (Call 05/15/40)	6,118	5,259,918
6.55%, 05/01/37	6,837	6,418,371
6.75%, 06/15/39	6,911	6,509,647
7.30%, 07/01/38	6,611	6,587,204
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	5,643	5,245,016
2.95%, 06/15/27	4,104	3,886,716
3.00%, 02/13/26	5,565	5,357,905
3.00%, 07/30/46	2,439	1,702,415
3.15%, 09/17/25	4,372	4,241,366
3.70%, 12/01/42	2,456	1,993,304
4.13%, 06/01/44	3,782	3,223,376
4.38%, 08/16/41	1,755	1,551,152
Series B, 7.00%, 03/01/32	3,782	4,278,670
Series E, 4.13%, 12/01/41	2,733	2,351,848
Walt Disney Co. (The)
1.75%, 01/13/26	6,292	5,931,951
2.00%, 09/01/29 (Call 06/01/29)	9,032	7,786,309
2.20%, 01/13/28	3,802	3,468,355
2.65%, 01/13/31	8,983	7,803,577
2.75%, 09/01/49 (Call 03/01/49)	8,042	5,187,200
3.35%, 03/24/25	4,813	4,716,455
3.38%, 11/15/26 (Call 08/15/26)	2,584	2,485,537
3.50%, 05/13/40 (Call 11/13/39)	6,882	5,524,662
3.60%, 01/13/51 (Call 07/13/50)	10,577	8,028,208
3.70%, 10/15/25 (Call 07/15/25)	4,215	4,119,259
3.70%, 03/23/27	3,732	3,614,110
3.80%, 03/22/30	4,409	4,160,075
3.80%, 05/13/60 (Call 11/13/59)	4,527	3,432,448
4.63%, 03/23/40 (Call 09/23/39)	2,761	2,581,502
4.70%, 03/23/50 (Call 09/23/49)(b)	5,815	5,319,868
4.75%, 09/15/44 (Call 03/15/44)	2,744	2,521,627
4.75%, 11/15/46 (Call 05/15/46)	1,838	1,666,229
4.95%, 10/15/45 (Call 04/15/45)	1,866	1,746,690
5.40%, 10/01/43	3,102	3,118,111
6.15%, 03/01/37	470	507,678
6.15%, 02/15/41	1,517	1,637,491
6.20%, 12/15/34	4,330	4,725,892
6.40%, 12/15/35	5,034	5,533,508
6.55%, 03/15/33	1,145	1,276,834
6.65%, 11/15/37	5,252	5,939,338
7.75%, 12/01/45	1,385	1,772,319

		743,636,043

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	4,344	4,245,223
3.90%, 01/15/43 (Call 07/15/42)	2,900	2,444,701
4.38%, 06/15/45 (Call 12/15/44)	1,488	1,305,792
Timken Co. (The)
4.13%, 04/01/32 (Call 01/01/32)	1,760	1,602,940
4.50%, 12/15/28 (Call 09/15/28)	2,370	2,300,398

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metal Fabricate & Hardware (continued)
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	$1,724	$1,501,774
5.25%, 10/01/54 (Call 04/01/54)	1,384	1,191,249

		14,592,077

Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	2,820	2,526,099
3.75%, 10/01/30 (Call 07/01/30)	1,603	1,387,392
Barrick Gold Corp.
5.25%, 04/01/42	225	220,115
6.45%, 10/15/35	1,196	1,294,135
Barrick North America Finance LLC
5.70%, 05/30/41	3,768	3,812,272
5.75%, 05/01/43	3,442	3,517,189
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	3,603	3,682,645
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	3,441	2,963,962
4.75%, 02/28/28 (Call 01/28/28)	3,345	3,321,792
4.88%, 02/27/26	4,005	3,988,968
4.90%, 02/28/33 (Call 11/28/32)	1,605	1,583,093
5.00%, 09/30/43	10,358	9,903,287
5.10%, 09/08/28 (Call 08/08/28)	5,005	5,034,988
5.25%, 09/08/26	5,455	5,488,700
5.25%, 09/08/30 (Call 07/08/30)	4,480	4,518,170
5.25%, 09/08/33 (Call 06/08/33)	5,130	5,149,721
5.50%, 09/08/53 (Call 03/08/53)	1,650	1,682,024
6.42%, 03/01/26	2,590	2,653,020
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 04/01/24)	2,272	2,156,238
4.25%, 03/01/30 (Call 03/01/25)	1,871	1,748,417
4.38%, 08/01/28 (Call 04/01/24)	2,396	2,284,924
4.63%, 08/01/30 (Call 08/01/25)	3,006	2,865,964
5.00%, 09/01/27 (Call 04/01/24)	3,303	3,251,118
5.25%, 09/01/29 (Call 09/01/24)	3,185	3,168,637
5.40%, 11/14/34 (Call 05/14/34)	3,276	3,181,214
5.45%, 03/15/43 (Call 09/15/42)	7,105	6,618,818
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	2,955	2,871,817
6.25%, 07/15/33 (Call 04/15/33)(c)	345	352,589
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	4,393	3,673,630
2.60%, 07/15/32 (Call 04/15/32)	4,565	3,754,875
2.80%, 10/01/29 (Call 07/01/29)	3,247	2,883,053
4.88%, 03/15/42 (Call 09/15/41)	3,358	3,085,005
5.45%, 06/09/44 (Call 12/09/43)	2,957	2,887,751
5.88%, 04/01/35	2,875	2,957,432
6.25%, 10/01/39	2,801	2,962,040
Newmont Corp./Newcrest Finance Pty Ltd.,
3.25%, 05/13/30 (Call 02/13/30)(c)	90	80,614
Rio Tinto Alcan Inc.
5.75%, 06/01/35	2,108	2,180,937
6.13%, 12/15/33	3,558	3,781,305
7.25%, 03/15/31	2,428	2,714,364
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	4,865	3,084,848
5.20%, 11/02/40	3,914	3,849,787
7.13%, 07/15/28	3,306	3,601,124
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	2,894	2,475,154
4.75%, 03/22/42 (Call 09/22/41)	2,425	2,273,068

Security	Par (000)	Value

Mining (continued)
5.00%, 03/09/33 (Call 12/09/32)	$2,265	$2,262,042
5.13%, 03/09/53 (Call 09/09/52)	3,193	3,068,270
Southern Copper Corp.
3.88%, 04/23/25	3,504	3,434,411
5.25%, 11/08/42	6,572	6,181,010
5.88%, 04/23/45	3,448	3,429,770
6.75%, 04/16/40	5,671	6,252,536
7.50%, 07/27/35	4,558	5,244,671
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	1,185	977,377

		168,322,382

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	4,074	3,781,222
3.25%, 02/15/29 (Call 04/01/24)	4,214	3,756,275
3.28%, 12/01/28 (Call 10/01/28)	3,530	3,178,183
3.57%, 12/01/31 (Call 09/01/31)	5,590	4,847,520
4.13%, 05/01/25 (Call 04/01/24)	3,730	3,656,372
4.25%, 04/01/28 (Call 04/01/24)(b)	5,067	4,824,379

		24,043,951

Oil & Gas — 0.9%
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	1,315	1,208,294
4.38%, 10/15/28 (Call 07/15/28)	695	651,159
4.75%, 04/15/43 (Call 10/15/42)	1,920	1,476,556
5.10%, 09/01/40 (Call 03/01/40)	2,365	1,979,262
5.25%, 02/01/42 (Call 08/01/41)	1,560	1,295,200
5.35%, 07/01/49 (Call 01/01/49)	1,720	1,391,687
6.00%, 01/15/37	1,955	1,900,271
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	4,206	3,468,170
2.72%, 01/12/32 (Call 10/12/31)	8,055	6,832,488
2.77%, 11/10/50 (Call 05/10/50)	6,285	3,991,849
2.94%, 06/04/51 (Call 12/04/50)	9,315	6,122,458
3.00%, 02/24/50 (Call 08/24/49)	8,285	5,543,203
3.00%, 03/17/52 (Call 09/17/51)	4,970	3,298,288
3.02%, 01/16/27 (Call 10/16/26)	4,366	4,147,795
3.06%, 06/17/41 (Call 12/17/40)	5,920	4,395,699
3.12%, 05/04/26 (Call 02/04/26)	4,884	4,693,007
3.38%, 02/08/61 (Call 08/08/60)	7,575	5,098,262
3.41%, 02/11/26 (Call 12/11/25)	5,546	5,378,478
3.54%, 04/06/27 (Call 02/06/27)	2,459	2,358,680
3.59%, 04/14/27 (Call 01/14/27)	4,868	4,678,905
3.63%, 04/06/30 (Call 01/06/30)	5,207	4,852,312
3.80%, 09/21/25 (Call 07/21/25)	5,469	5,364,638
3.94%, 09/21/28 (Call 06/21/28)	5,468	5,250,537
4.23%, 11/06/28 (Call 08/06/28)	6,425	6,252,423
4.70%, 04/10/29 (Call 03/10/29)	2,825	2,794,376
4.81%, 02/13/33 (Call 11/13/32)	3,535	3,449,026
4.89%, 09/11/33 (Call 06/11/33)	3,485	3,418,411
4.99%, 04/10/34 (Call 01/10/34)	3,985	3,920,869
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	6,340	6,002,635
3.72%, 11/28/28 (Call 08/28/28)	5,092	4,834,500
Burlington Resources LLC
5.95%, 10/15/36	290	305,088
7.20%, 08/15/31	950	1,071,938
7.40%, 12/01/31	275	314,352
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	3,706	3,536,840

68	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.95%, 07/15/30 (Call 04/15/30)	$2,720	$2,365,182
3.85%, 06/01/27 (Call 03/01/27)	5,176	4,956,030
4.95%, 06/01/47 (Call 12/01/46)	3,738	3,257,290
5.85%, 02/01/35	1,805	1,801,042
6.25%, 03/15/38	4,053	4,155,936
6.45%, 06/30/33	1,455	1,529,756
6.50%, 02/15/37	2,244	2,336,696
6.75%, 02/01/39	1,885	2,007,588
7.20%, 01/15/32	1,450	1,579,134
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	1,366	1,117,648
3.75%, 02/15/52 (Call 08/15/51)(b)	4,320	3,083,957
4.25%, 04/15/27 (Call 01/15/27)	1,465	1,418,674
5.25%, 06/15/37 (Call 12/15/36)	970	902,215
5.40%, 06/15/47 (Call 12/15/46)	1,874	1,720,634
6.75%, 11/15/39	900	975,418
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	10,383	9,962,820
2.00%, 05/11/27 (Call 03/11/27)	4,920	4,523,163
2.24%, 05/11/30 (Call 02/11/30)	6,286	5,438,853
2.95%, 05/16/26 (Call 02/16/26)	9,297	8,929,522
3.08%, 05/11/50 (Call 11/11/49)	5,116	3,609,072
3.33%, 11/17/25 (Call 08/17/25)	4,279	4,177,839
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	4,206	3,956,230
1.02%, 08/12/27 (Call 06/12/27)	3,984	3,516,984
2.34%, 08/12/50 (Call 02/12/50)	4,253	2,550,413
3.25%, 10/15/29 (Call 07/15/29)	2,596	2,414,596
3.85%, 01/15/28 (Call 10/15/27)	3,031	2,948,181
5.25%, 11/15/43 (Call 05/15/43)	790	796,421
6.00%, 03/01/41 (Call 09/01/40)	785	854,574
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	1,249	1,132,985
3.30%, 09/30/49 (Call 03/30/49)	1,315	972,686
4.25%, 05/09/43	3,599	3,202,350
CNOOC Finance 2015 Australia Pty. Ltd.,
4.20%, 05/05/45	500	439,435
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	4,520	4,427,943
4.38%, 05/02/28	3,922	3,853,163
CNOOC Petroleum North America ULC
5.88%, 03/10/35	1,913	2,025,110
6.40%, 05/15/37	3,637	4,045,422
7.50%, 07/30/39	1,006	1,232,865
7.88%, 03/15/32	2,046	2,427,274
Conoco Funding Co., 7.25%, 10/15/31	1,719	1,947,451
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/11/24)	562	546,118
3.76%, 03/15/42 (Call 09/15/41)	11,360	9,202,492
3.80%, 03/15/52 (Call 09/15/51)	2,330	1,786,011
4.03%, 03/15/62 (Call 09/15/61)	10,272	7,957,318
4.30%, 11/15/44 (Call 05/15/44)	2,245	1,929,167
4.88%, 10/01/47 (Call 04/01/47)	550	510,011
5.05%, 09/15/33 (Call 06/15/33)	3,355	3,343,801
5.30%, 05/15/53 (Call 11/15/52)	2,885	2,823,147
5.55%, 03/15/54 (Call 09/15/53)	1,970	1,991,953
5.70%, 09/15/63 (Call 03/15/63)	2,075	2,119,792
5.90%, 10/15/32	1,901	2,033,813
5.90%, 05/15/38	572	599,628
5.95%, 03/15/46 (Call 09/15/45)	765	794,425
6.50%, 02/01/39	744	837,570

Security	Par (000)	Value

Oil & Gas (continued)
6.95%, 04/15/29	$1,755	$1,923,726
Continental Resources Inc./OK
4.38%, 01/15/28 (Call 10/15/27)	4,830	4,641,540
4.90%, 06/01/44 (Call 12/01/43)(b)	3,655	2,962,922
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	3,758	3,611,436
4.38%, 03/15/29 (Call 12/15/28)	2,795	2,692,044
5.60%, 03/15/34 (Call 12/15/33)	1,900	1,899,417
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	3,395	3,238,696
4.75%, 05/15/42 (Call 11/15/41)	3,458	2,926,964
5.00%, 06/15/45 (Call 12/15/44)	3,197	2,757,478
5.25%, 10/15/27 (Call 03/11/24)	3,360	3,352,929
5.60%, 07/15/41 (Call 01/15/41)	5,197	4,897,063
5.85%, 12/15/25 (Call 09/15/25)	3,280	3,295,390
5.88%, 06/15/28 (Call 03/11/24)	2,835	2,851,591
7.88%, 09/30/31	1,377	1,567,249
7.95%, 04/15/32	1,445	1,647,001
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	3,592	3,148,473
3.25%, 12/01/26 (Call 10/01/26)	5,421	5,181,443
3.50%, 12/01/29 (Call 09/01/29)	3,163	2,903,428
4.25%, 03/15/52 (Call 09/15/51)	3,484	2,764,409
4.40%, 03/24/51 (Call 09/24/50)	2,795	2,256,089
6.25%, 03/15/33 (Call 12/15/32)	3,685	3,872,702
6.25%, 03/15/53 (Call 09/15/52)	2,795	2,956,911
Eni USA Inc., 7.30%, 11/15/27	1,130	1,199,148
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	1,429	1,396,840
3.90%, 04/01/35 (Call 10/01/34)	3,283	2,942,738
4.15%, 01/15/26 (Call 10/15/25)	6,032	5,941,164
4.38%, 04/15/30 (Call 01/15/30)	3,599	3,490,154
4.95%, 04/15/50 (Call 10/15/49)	3,869	3,606,865
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	5,391	5,106,903
5.00%, 01/15/29 (Call 07/15/28)	1,725	1,683,230
5.70%, 04/01/28 (Call 03/01/28)	2,250	2,265,922
5.75%, 02/01/34 (Call 11/01/33)(b)	2,090	2,055,729
7.00%, 02/01/30 (Call 11/01/29)	2,855	3,024,116
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	901	848,385
2.38%, 05/22/30 (Call 02/22/30)	4,772	4,147,503
2.88%, 04/06/25 (Call 03/06/25)	4,038	3,942,819
3.00%, 04/06/27 (Call 02/06/27)	2,226	2,105,330
3.13%, 04/06/30 (Call 01/06/30)(b)	5,646	5,147,693
3.25%, 11/18/49 (Call 05/18/49)	3,909	2,804,902
3.63%, 09/10/28 (Call 06/10/28)	4,221	4,036,844
3.63%, 04/06/40 (Call 10/06/39)	2,099	1,731,527
3.70%, 04/06/50 (Call 10/06/49)(b)	3,905	3,041,784
3.95%, 05/15/43	3,552	2,966,747
4.25%, 11/23/41	2,330	2,063,710
4.80%, 11/08/43	3,025	2,846,894
5.10%, 08/17/40	3,102	3,052,445
7.25%, 09/23/27	1,020	1,098,268
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	5,080	4,798,089
2.44%, 08/16/29 (Call 05/16/29)	6,911	6,173,007
2.61%, 10/15/30 (Call 07/15/30)	6,295	5,520,799
2.71%, 03/06/25 (Call 12/06/24)	4,635	4,523,782
2.99%, 03/19/25 (Call 02/19/25)	12,323	12,049,368
3.00%, 08/16/39 (Call 02/16/39)	5,800	4,461,778

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.04%, 03/01/26 (Call 12/01/25)	$10,191	$9,842,290
3.10%, 08/16/49 (Call 02/16/49)	7,681	5,368,464
3.29%, 03/19/27 (Call 01/19/27)	3,550	3,418,510
3.45%, 04/15/51 (Call 10/15/50)	7,043	5,221,291
3.48%, 03/19/30 (Call 12/19/29)	4,804	4,481,950
3.57%, 03/06/45 (Call 09/06/44)	3,417	2,662,453
4.11%, 03/01/46 (Call 09/01/45)	11,371	9,637,578
4.23%, 03/19/40 (Call 09/19/39)	6,471	5,802,962
4.33%, 03/19/50 (Call 09/19/49)	9,970	8,688,091
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	1,350	1,119,822
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	6,817	6,639,590
5.60%, 02/15/41	5,333	5,373,562
5.80%, 04/01/47 (Call 10/01/46)	2,509	2,544,636
6.00%, 01/15/40	3,103	3,239,549
7.13%, 03/15/33	2,327	2,609,379
7.30%, 08/15/31	2,519	2,829,870
7.88%, 10/01/29	1,302	1,459,943
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)(b)	1,407	1,315,927
5.00%, 02/01/28 (Call 03/11/24)(c)	395	380,214
5.88%, 04/01/26 (Call 01/01/26)	4,211	4,226,329
6.38%, 04/15/27 (Call 04/15/24)(c)	565	565,773
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	5,293	5,140,038
5.20%, 06/01/45 (Call 12/01/44)(b)	2,906	2,523,164
6.60%, 10/01/37	3,738	3,899,724
6.80%, 03/15/32	2,119	2,258,580
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)	2,953	2,811,398
4.50%, 04/01/48 (Call 10/01/47)	2,602	2,140,592
4.70%, 05/01/25 (Call 04/01/25)	6,095	6,035,955
4.75%, 09/15/44 (Call 03/15/44)	3,951	3,447,793
5.00%, 09/15/54 (Call 03/15/54)	2,528	2,172,401
5.13%, 12/15/26 (Call 09/15/26)	4,554	4,546,348
6.50%, 03/01/41 (Call 09/01/40)(b)	2,396	2,543,092
Occidental Petroleum Corp.
4.20%, 03/15/48 (Call 09/15/47)(b)	2,060	1,585,554
4.40%, 04/15/46 (Call 10/15/45)(b)	2,527	2,027,538
5.50%, 12/01/25 (Call 09/01/25)	1,930	1,927,461
5.55%, 03/15/26 (Call 12/15/25)	3,030	3,049,076
5.88%, 09/01/25 (Call 06/01/25)	1,445	1,449,336
6.13%, 01/01/31 (Call 07/01/30)	4,645	4,758,261
6.20%, 03/15/40	565	573,496
6.38%, 09/01/28 (Call 03/01/28)(b)	395	409,728
6.45%, 09/15/36	7,730	8,149,688
6.60%, 03/15/46 (Call 09/15/45)(b)	1,810	1,922,933
6.63%, 09/01/30 (Call 03/01/30)	6,150	6,471,737
7.50%, 05/01/31	3,450	3,811,091
7.88%, 09/15/31	682	767,878
7.95%, 06/15/39	1,645	1,916,875
8.50%, 07/15/27 (Call 01/15/27)(b)	1,965	2,131,477
8.88%, 07/15/30 (Call 01/15/30)	3,730	4,311,733
Ovintiv Inc.
5.38%, 01/01/26 (Call 10/01/25)	3,189	3,170,731
5.65%, 05/15/25	2,805	2,805,360
5.65%, 05/15/28 (Call 04/15/28)	2,505	2,527,028
6.25%, 07/15/33 (Call 04/15/33)	2,020	2,076,932
6.50%, 08/15/34	2,539	2,659,630
6.50%, 02/01/38	1,955	2,001,640

Security	Par (000)	Value

Oil & Gas (continued)
6.63%, 08/15/37	$2,040	$2,105,218
7.10%, 07/15/53 (Call 01/15/53)	1,955	2,130,826
7.20%, 11/01/31	1,575	1,699,806
7.38%, 11/01/31	1,695	1,847,405
8.13%, 09/15/30	1,350	1,514,788
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	370	345,926
5.15%, 11/15/29 (Call 08/15/29)	290	278,781
7.15%, 10/01/33 (Call 07/01/33)	565	598,851
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	3,394	3,141,650
2.15%, 12/15/30 (Call 09/15/30)	3,125	2,596,675
3.30%, 03/15/52 (Call 09/15/51)	5,325	3,641,841
3.85%, 04/09/25 (Call 03/09/25)	4,621	4,541,667
3.90%, 03/15/28 (Call 12/15/27)	2,426	2,334,106
4.65%, 11/15/34 (Call 05/15/34)	5,446	5,111,325
4.88%, 11/15/44 (Call 05/15/44)	5,128	4,680,727
5.88%, 05/01/42	4,954	5,106,210
Phillips 66 Co.
3.15%, 12/15/29 (Call 09/15/29)	3,251	2,931,277
3.55%, 10/01/26 (Call 07/01/26)	2,400	2,304,224
3.75%, 03/01/28 (Call 12/01/27)	4,731	4,512,100
4.68%, 02/15/45 (Call 08/15/44)	3,235	2,822,769
4.90%, 10/01/46 (Call 04/01/46)	2,947	2,635,314
4.95%, 12/01/27 (Call 11/01/27)	3,170	3,163,062
5.25%, 06/15/31 (Call 04/15/31)	1,900	1,895,381
5.30%, 06/30/33 (Call 03/30/33)	3,530	3,502,428
5.65%, 06/15/54 (Call 12/15/53)	1,990	1,972,906
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	790	732,879
1.90%, 08/15/30 (Call 05/15/30)	5,755	4,797,298
2.15%, 01/15/31 (Call 10/15/30)	1,110	929,557
5.10%, 03/29/26	2,625	2,623,288
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	6,566	5,784,493
2.50%, 09/12/26	6,290	5,940,419
2.75%, 04/06/30 (Call 01/06/30)	3,103	2,762,163
2.88%, 05/10/26	8,162	7,810,060
2.88%, 11/26/41 (Call 05/26/41)	2,760	2,014,652
3.00%, 11/26/51 (Call 05/26/51)	4,555	3,052,742
3.13%, 11/07/49 (Call 05/07/49)	5,383	3,742,922
3.25%, 05/11/25	11,876	11,614,561
3.25%, 04/06/50 (Call 10/06/49)	8,188	5,819,733
3.63%, 08/21/42	2,583	2,082,030
3.75%, 09/12/46	5,146	4,054,430
3.88%, 11/13/28 (Call 08/13/28)	4,515	4,356,483
4.00%, 05/10/46	8,489	6,969,605
4.13%, 05/11/35	7,483	6,916,242
4.38%, 05/11/45	10,828	9,459,615
4.55%, 08/12/43	3,933	3,570,834
5.50%, 03/25/40	4,223	4,344,836
6.38%, 12/15/38	9,796	10,888,663
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)	2,168	1,572,994
4.00%, 11/15/47 (Call 05/15/47)	2,697	2,054,299
5.95%, 12/01/34	1,990	2,066,807
6.50%, 06/15/38	4,695	4,914,922
6.80%, 05/15/38	4,182	4,459,653
6.85%, 06/01/39	4,056	4,353,178
7.15%, 02/01/32	1,742	1,909,004
Tosco Corp., 8.13%, 02/15/30	2,855	3,298,054

70	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	$5,319	$4,777,963
2.99%, 06/29/41 (Call 12/29/40)(b)	2,998	2,225,499
3.13%, 05/29/50 (Call 11/29/49)	9,221	6,413,178
3.39%, 06/29/60 (Call 12/29/59)	1,385	957,272
3.46%, 02/19/29 (Call 11/19/28)	5,674	5,329,613
3.46%, 07/12/49 (Call 01/12/49)	5,625	4,200,816
TotalEnergies Capital SA, 3.88%, 10/11/28	4,942	4,759,951
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	1,550	1,403,323
2.80%, 12/01/31 (Call 09/01/31)	1,745	1,472,800
3.40%, 09/15/26 (Call 06/15/26)	415	396,775
3.65%, 12/01/51 (Call 06/01/51)	4,365	3,072,198
4.00%, 04/01/29 (Call 01/01/29)	285	271,960
4.00%, 06/01/52 (Call 12/01/51)	1,725	1,297,030
4.35%, 06/01/28 (Call 03/01/28)	3,166	3,082,447
4.90%, 03/15/45(b)	2,971	2,684,469
6.63%, 06/15/37	5,895	6,313,223
7.50%, 04/15/32	2,868	3,262,501

		887,453,986

Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	4,169	4,043,238
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	4,055	3,741,428
3.14%, 11/07/29 (Call 08/07/29)	2,081	1,897,994
3.34%, 12/15/27 (Call 09/15/27)	6,901	6,507,615
4.08%, 12/15/47 (Call 06/15/47)	5,993	4,825,055
4.49%, 05/01/30 (Call 02/01/30)	2,219	2,156,835
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	2,043	1,814,454
3.80%, 11/15/25 (Call 08/15/25)	2,671	2,609,522
4.50%, 11/15/41 (Call 05/15/41)	2,840	2,505,919
4.75%, 08/01/43 (Call 02/01/43)	4,385	3,955,115
4.85%, 11/15/35 (Call 05/15/35)	5,162	4,966,464
5.00%, 11/15/45 (Call 05/15/45)	6,211	5,777,898
6.70%, 09/15/38	3,346	3,746,616
7.45%, 09/15/39	4,726	5,676,045
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	2,802	2,555,939
3.95%, 12/01/42 (Call 06/01/42)	5,036	3,752,885
Schlumberger Finance Canada Ltd., 1.40%,
09/17/25 (Call 08/17/25)	3,755	3,548,229
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(b)	3,408	2,994,990
4.50%, 05/15/28 (Call 04/15/28)	1,675	1,659,013
4.85%, 05/15/33 (Call 02/15/33)(b)	1,500	1,484,394

		70,219,648

Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	2,439	2,348,584
4.50%, 05/15/28 (Call 02/15/28)	1,440	1,400,293
5.63%, 05/26/33 (Call 02/26/33)	2,115	2,148,142
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	2,700	2,303,454
2.69%, 05/25/31 (Call 02/25/31)	3,295	2,774,646
4.00%, 05/17/25 (Call 04/17/25)	1,860	1,824,196
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	1,150	1,009,830

Security	Par (000)	Value

Packaging & Containers (continued)
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	$4,761	$4,435,312
1.65%, 01/15/27 (Call 12/15/26)	2,690	2,430,862
5.50%, 04/15/28 (Call 03/15/28)(c)	701	697,069
5.65%, 01/15/34 (Call 10/15/33)(c)	1,625	1,603,827
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	1,294	1,159,984
3.05%, 10/01/51 (Call 04/01/51)	1,945	1,296,080
3.40%, 12/15/27 (Call 09/15/27)	1,574	1,487,770
4.05%, 12/15/49 (Call 06/15/49)	2,512	1,983,600
5.70%, 12/01/33 (Call 09/01/33)	1,196	1,223,148
Sonoco Products Co.
2.25%, 02/01/27 (Call 01/01/27)(b)	2,520	2,312,686
2.85%, 02/01/32 (Call 11/01/31)	2,478	2,091,345
3.13%, 05/01/30 (Call 02/01/30)	2,600	2,307,249
5.75%, 11/01/40 (Call 05/01/40)	135	135,802
WestRock MWV LLC
7.95%, 02/15/31	1,683	1,917,554
8.20%, 01/15/30	1,126	1,280,270
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)(b)	2,475	2,085,822
3.38%, 09/15/27 (Call 06/15/27)	1,691	1,591,251
3.75%, 03/15/25 (Call 01/15/25)	2,669	2,614,000
3.90%, 06/01/28 (Call 03/01/28)	2,676	2,536,491
4.00%, 03/15/28 (Call 12/15/27)	3,221	3,074,502
4.20%, 06/01/32 (Call 03/01/32)	1,966	1,847,296
4.65%, 03/15/26 (Call 01/15/26)	4,332	4,275,003
4.90%, 03/15/29 (Call 12/15/28)	3,844	3,805,802

		62,001,870

Pharmaceuticals — 1.4%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	9,112	8,640,838
3.20%, 05/14/26 (Call 02/14/26)	8,663	8,337,368
3.20%, 11/21/29 (Call 08/21/29)	19,689	18,013,823
3.60%, 05/14/25 (Call 02/14/25)	14,599	14,305,988
3.80%, 03/15/25 (Call 12/15/24)	11,856	11,615,680
4.05%, 11/21/39 (Call 05/21/39)	14,206	12,468,797
4.25%, 11/14/28 (Call 08/14/28)	6,371	6,223,480
4.25%, 11/21/49 (Call 05/21/49)	20,693	17,815,707
4.30%, 05/14/36 (Call 11/14/35)	5,080	4,729,103
4.40%, 11/06/42	10,257	9,175,314
4.45%, 05/14/46 (Call 11/14/45)	8,508	7,519,075
4.50%, 05/14/35 (Call 11/14/34)	9,606	9,168,914
4.55%, 03/15/35 (Call 09/15/34)	7,757	7,436,541
4.63%, 10/01/42 (Call 04/01/42)	1,973	1,805,291
4.70%, 05/14/45 (Call 11/14/44)	10,613	9,786,298
4.75%, 03/15/45 (Call 09/15/44)	4,034	3,736,872
4.80%, 03/15/27 (Call 02/15/27)	8,980	8,954,713
4.80%, 03/15/29 (Call 02/15/29)	8,600	8,561,028
4.85%, 06/15/44 (Call 12/15/43)	4,303	4,065,246
4.88%, 11/14/48 (Call 05/14/48)	7,435	7,024,597
4.95%, 03/15/31 (Call 01/15/31)	4,510	4,509,741
5.05%, 03/15/34 (Call 12/15/33)	3,705	3,722,470
5.35%, 03/15/44 (Call 09/15/43)	2,495	2,515,785
5.40%, 03/15/54 (Call 09/15/53)	1,805	1,832,741
5.50%, 03/15/64 (Call 09/15/63)	2,145	2,168,573
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	5,740	5,279,320
1.75%, 05/28/28 (Call 03/28/28)	5,534	4,891,716
2.25%, 05/28/31 (Call 02/28/31)	2,707	2,270,389
4.80%, 02/26/27 (Call 01/26/27)	3,835	3,825,137

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.85%, 02/26/29 (Call 01/26/29)	$3,825	$3,823,521
4.88%, 03/03/28 (Call 02/03/28)	5,215	5,210,171
4.88%, 03/03/33 (Call 12/03/32)	3,079	3,065,357
4.90%, 03/03/30 (Call 01/03/30)	3,520	3,526,079
4.90%, 02/26/31 (Call 12/26/30)	3,825	3,816,155
5.00%, 02/26/34 (Call 11/26/33)	3,825	3,839,167
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	5,435	4,975,055
1.38%, 08/06/30 (Call 05/06/30)	6,001	4,861,306
2.13%, 08/06/50 (Call 02/06/50)	3,529	2,080,819
3.00%, 05/28/51 (Call 11/28/50)	4,360	3,014,955
3.13%, 06/12/27 (Call 03/12/27)	5,426	5,154,660
3.38%, 11/16/25	8,896	8,652,331
4.00%, 01/17/29 (Call 10/17/28)	3,550	3,427,166
4.00%, 09/18/42	3,539	3,024,972
4.38%, 11/16/45	2,969	2,624,555
4.38%, 08/17/48 (Call 02/17/48)	2,907	2,581,135
6.45%, 09/15/37	11,417	12,856,784
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	4,955	4,028,395
2.82%, 05/20/30 (Call 02/20/30)	4,107	3,602,067
3.70%, 06/06/27 (Call 03/06/27)	8,128	7,793,638
3.79%, 05/20/50 (Call 11/20/49)	2,372	1,832,673
4.30%, 08/22/32 (Call 05/22/32)	2,485	2,329,124
4.67%, 06/06/47 (Call 12/06/46)	4,102	3,632,902
4.69%, 02/13/28 (Call 01/13/28)	3,955	3,896,977
4.69%, 12/15/44 (Call 06/15/44)	5,190	4,656,919
4.87%, 02/08/29 (Call 01/08/29)	625	617,132
5.11%, 02/08/34 (Call 11/08/33)	565	555,901
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	3,336	3,103,706
1.13%, 11/13/27 (Call 09/13/27)	3,361	2,945,701
1.45%, 11/13/30 (Call 08/13/30)	4,195	3,364,576
2.35%, 11/13/40 (Call 05/13/40)	1,959	1,314,235
2.55%, 11/13/50 (Call 05/13/50)	7,827	4,744,330
2.95%, 03/15/32 (Call 12/15/31)	4,585	3,961,361
3.20%, 06/15/26 (Call 04/15/26)	8,806	8,471,253
3.25%, 02/27/27	795	762,956
3.25%, 08/01/42	3,363	2,540,461
3.40%, 07/26/29 (Call 04/26/29)	8,177	7,621,550
3.45%, 11/15/27 (Call 08/15/27)	2,505	2,388,719
3.55%, 03/15/42 (Call 09/15/41)	3,485	2,747,579
3.70%, 03/15/52 (Call 09/15/51)	7,530	5,691,967
3.90%, 02/20/28 (Call 11/20/27)	9,188	8,873,037
3.90%, 03/15/62 (Call 09/15/61)	3,742	2,790,288
4.13%, 06/15/39 (Call 12/15/38)	9,931	8,654,754
4.25%, 10/26/49 (Call 04/26/49)	14,282	11,955,418
4.35%, 11/15/47 (Call 05/15/47)	5,529	4,696,151
4.50%, 03/01/44 (Call 09/01/43)	125	111,728
4.55%, 02/20/48 (Call 08/20/47)	6,151	5,410,689
4.63%, 05/15/44 (Call 11/15/43)	1,025	927,786
4.90%, 02/22/27 (Call 01/22/27)	1,795	1,792,729
4.90%, 02/22/29 (Call 01/22/29)	2,595	2,588,350
4.95%, 02/20/26	3,040	3,035,530
5.00%, 08/15/45 (Call 02/15/45)	1,350	1,284,960
5.10%, 02/22/31 (Call 12/22/30)	1,385	1,389,253
5.20%, 02/22/34 (Call 11/22/33)	8,210	8,272,588
5.50%, 02/22/44 (Call 08/22/43)	1,025	1,036,937
5.55%, 02/22/54 (Call 08/22/53)	5,180	5,242,330
5.65%, 02/22/64 (Call 08/22/63)	5,785	5,840,070
5.75%, 02/01/31 (Call 12/01/30)	3,945	4,109,524

Security	Par (000)	Value

Pharmaceuticals (continued)
5.90%, 11/15/33 (Call 08/15/33)(b)	$4,225	$4,473,609
6.25%, 11/15/53 (Call 05/15/53)	3,200	3,550,637
6.40%, 11/15/63 (Call 05/15/63)	3,021	3,369,551
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	2,885	2,734,045
3.75%, 09/15/25 (Call 06/15/25)	3,117	3,040,178
4.37%, 06/15/47 (Call 12/15/46)	2,249	1,845,088
4.50%, 11/15/44 (Call 05/15/44)	1,445	1,218,617
4.60%, 03/15/43	1,725	1,482,951
4.90%, 09/15/45 (Call 03/15/45)	1,957	1,730,655
5.13%, 02/15/29 (Call 01/15/29)	1,655	1,648,398
5.45%, 02/15/34 (Call 11/15/33)	1,235	1,235,412
Cencora Inc.
2.70%, 03/15/31 (Call 12/15/30)	4,800	4,092,282
2.80%, 05/15/30 (Call 02/15/30)	1,717	1,508,347
3.25%, 03/01/25 (Call 12/01/24)	2,167	2,119,397
3.45%, 12/15/27 (Call 09/15/27)	5,791	5,478,858
4.25%, 03/01/45 (Call 09/01/44)	2,210	1,920,832
4.30%, 12/15/47 (Call 06/15/47)	2,310	1,963,214
5.13%, 02/15/34 (Call 11/15/33)	625	613,395
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)(b)	1,731	1,599,213
2.38%, 03/15/31 (Call 12/15/30)	3,496	2,915,283
2.40%, 03/15/30 (Call 12/15/29)	6,487	5,561,243
3.05%, 10/15/27 (Call 07/15/27)	2,959	2,763,020
3.20%, 03/15/40 (Call 09/15/39)	3,105	2,318,918
3.25%, 04/15/25 (Call 01/15/25)	4,664	4,552,484
3.40%, 03/01/27 (Call 12/01/26)	6,501	6,190,682
3.40%, 03/15/50 (Call 09/15/49)	6,352	4,420,411
3.40%, 03/15/51 (Call 09/15/50)	4,160	2,892,865
3.88%, 10/15/47 (Call 04/15/47)	5,566	4,276,921
4.38%, 10/15/28 (Call 07/15/28)	13,493	13,103,834
4.50%, 02/25/26 (Call 11/27/25)	3,913	3,860,676
4.80%, 08/15/38 (Call 02/15/38)	9,649	8,948,678
4.80%, 07/15/46 (Call 01/16/46)	3,894	3,480,384
4.90%, 12/15/48 (Call 06/15/48)	11,073	9,947,765
5.00%, 05/15/29 (Call 04/15/29)	2,010	1,995,573
5.13%, 05/15/31 (Call 03/15/31)	2,000	1,977,301
5.25%, 02/15/34 (Call 11/15/33)	2,000	1,975,544
5.40%, 03/15/33 (Call 12/15/32)	3,455	3,475,719
5.60%, 02/15/54 (Call 08/15/53)	2,330	2,294,167
5.69%, 03/15/26 (Call 03/15/24)	2,215	2,214,814
6.13%, 11/15/41	2,453	2,593,726
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	9,991	8,781,013
1.75%, 08/21/30 (Call 05/21/30)	5,385	4,366,899
1.88%, 02/28/31 (Call 11/28/30)	5,760	4,629,055
2.13%, 09/15/31 (Call 06/15/31)	4,810	3,881,488
2.70%, 08/21/40 (Call 02/21/40)	5,004	3,406,594
2.88%, 06/01/26 (Call 03/01/26)	6,945	6,600,667
3.00%, 08/15/26 (Call 06/15/26)	4,350	4,130,807
3.25%, 08/15/29 (Call 05/15/29)	7,813	7,108,426
3.63%, 04/01/27 (Call 02/01/27)	4,833	4,633,288
3.75%, 04/01/30 (Call 01/01/30)	4,308	3,975,022
3.88%, 07/20/25 (Call 04/20/25)	11,938	11,695,628
4.10%, 03/25/25 (Call 01/25/25)	4,593	4,536,304
4.13%, 04/01/40 (Call 10/01/39)	4,336	3,559,653
4.25%, 04/01/50 (Call 10/01/49)	3,153	2,518,392
4.30%, 03/25/28 (Call 12/25/27)	13,950	13,543,692
4.78%, 03/25/38 (Call 09/25/37)	19,010	17,294,651
4.88%, 07/20/35 (Call 01/20/35)	3,784	3,609,176

72	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
5.00%, 02/20/26 (Call 01/20/26)	$5,216	$5,192,748
5.00%, 01/30/29 (Call 12/30/28)	4,210	4,192,718
5.05%, 03/25/48 (Call 09/25/47)	31,009	27,704,948
5.13%, 02/21/30 (Call 12/21/29)	4,225	4,199,712
5.13%, 07/20/45 (Call 01/20/45)	12,939	11,780,072
5.25%, 01/30/31 (Call 11/30/30)	3,240	3,234,656
5.25%, 02/21/33 (Call 11/21/32)	5,766	5,709,060
5.30%, 06/01/33 (Call 03/01/33)	5,111	5,074,956
5.30%, 12/05/43 (Call 06/05/43)	3,222	2,993,577
5.63%, 02/21/53 (Call 08/21/52)	4,960	4,761,870
5.88%, 06/01/53 (Call 12/01/52)	5,110	5,091,924
6.00%, 06/01/63 (Call 12/01/62)(b)	1,935	1,937,856
6.13%, 09/15/39	2,223	2,283,157
6.25%, 06/01/27	1,470	1,521,884
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	6,552	3,971,098
2.50%, 09/15/60 (Call 03/15/60)	3,015	1,754,103
2.75%, 06/01/25 (Call 03/01/25)	4,025	3,912,742
3.10%, 05/15/27 (Call 02/15/27)	5,559	5,289,006
3.38%, 03/15/29 (Call 12/15/28)	5,725	5,393,999
3.70%, 03/01/45 (Call 09/01/44)	475	392,433
3.95%, 05/15/47 (Call 11/15/46)	1,608	1,383,018
3.95%, 03/15/49 (Call 09/15/48)	610	511,496
4.15%, 03/15/59 (Call 09/15/58)	1,371	1,152,793
4.50%, 02/09/27 (Call 01/09/27)	3,835	3,818,915
4.50%, 02/09/29 (Call 01/09/29)	3,885	3,863,896
4.70%, 02/27/33 (Call 11/27/32)	3,310	3,282,147
4.70%, 02/09/34 (Call 11/09/33)	4,415	4,359,463
4.88%, 02/27/53 (Call 08/27/52)	3,419	3,314,128
4.95%, 02/27/63 (Call 08/27/62)	2,025	1,948,974
5.00%, 02/27/26 (Call 03/11/24)	125	124,978
5.00%, 02/09/54 (Call 08/09/53)	2,640	2,602,081
5.10%, 02/09/64 (Call 08/09/63)	3,825	3,760,476
5.50%, 03/15/27	500	511,644
5.55%, 03/15/37	2,060	2,172,204
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	5,287	5,194,740
3.88%, 05/15/28	8,968	8,671,171
4.20%, 03/18/43	2,884	2,533,989
5.38%, 04/15/34(b)	2,836	2,991,263
6.38%, 05/15/38	8,723	9,780,269
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	4,438	4,164,473
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	3,202	3,003,322
0.95%, 09/01/27 (Call 07/01/27)	3,856	3,409,830
1.30%, 09/01/30 (Call 06/01/30)	3,663	2,999,411
2.10%, 09/01/40 (Call 03/01/40)	4,346	2,952,854
2.25%, 09/01/50 (Call 03/01/50)(b)	3,971	2,453,926
2.45%, 03/01/26 (Call 12/01/25)	4,930	4,717,449
2.45%, 09/01/60 (Call 03/01/60)	4,533	2,669,360
2.90%, 01/15/28 (Call 10/15/27)(b)	8,061	7,623,887
2.95%, 03/03/27 (Call 12/03/26)	5,475	5,233,077
3.40%, 01/15/38 (Call 07/15/37)	4,705	3,991,627
3.50%, 01/15/48 (Call 07/15/47)	3,285	2,585,729
3.55%, 03/01/36 (Call 09/01/35)	4,441	3,925,386
3.63%, 03/03/37 (Call 09/03/36)	6,546	5,784,432
3.70%, 03/01/46 (Call 09/01/45)	7,689	6,299,719
3.75%, 03/03/47 (Call 09/03/46)	4,186	3,441,580
4.38%, 12/05/33 (Call 06/05/33)	4,123	4,072,094
4.50%, 09/01/40	2,377	2,258,469

Security	Par (000)	Value

Pharmaceuticals (continued)
4.50%, 12/05/43 (Call 06/05/43)	$2,243	$2,110,478
4.85%, 05/15/41	1,267	1,254,566
4.95%, 05/15/33	1,004	1,041,129
5.85%, 07/15/38	3,158	3,470,113
5.95%, 08/15/37	3,864	4,259,664
6.95%, 09/01/29(b)	1,493	1,673,329
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	3,025	2,808,814
1.30%, 08/15/26 (Call 07/15/26)	3,472	3,168,511
3.95%, 02/16/28 (Call 11/16/27)	2,392	2,321,090
4.90%, 07/15/28 (Call 06/15/28)	1,146	1,146,214
5.10%, 07/15/33 (Call 04/15/33)	1,210	1,205,320
5.25%, 02/15/26 (Call 04/01/24)	1,390	1,389,701
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	5,276	5,176,408
4.60%, 06/01/44 (Call 12/01/43)	2,798	2,531,659
5.90%, 11/01/39	865	902,333
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	5,127	4,740,743
1.45%, 06/24/30 (Call 03/24/30)	3,169	2,590,107
1.70%, 06/10/27 (Call 05/10/27)	7,405	6,706,500
1.90%, 12/10/28 (Call 10/10/28)	5,899	5,207,294
2.15%, 12/10/31 (Call 09/10/31)	8,145	6,754,810
2.35%, 06/24/40 (Call 12/24/39)	4,911	3,400,175
2.45%, 06/24/50 (Call 12/24/49)	5,525	3,391,097
2.75%, 12/10/51 (Call 06/10/51)	5,560	3,604,738
2.90%, 12/10/61 (Call 06/10/61)	6,206	3,843,897
3.40%, 03/07/29 (Call 12/07/28)	7,831	7,355,013
3.60%, 09/15/42 (Call 03/15/42)	2,540	2,055,866
3.70%, 02/10/45 (Call 08/10/44)	8,374	6,770,399
3.90%, 03/07/39 (Call 09/07/38)	4,545	3,972,571
4.00%, 03/07/49 (Call 09/07/48)	5,888	4,903,417
4.05%, 05/17/28 (Call 04/17/28)(b)	2,405	2,355,839
4.15%, 05/18/43	4,892	4,270,042
4.30%, 05/17/30 (Call 03/17/30)	3,964	3,857,525
4.50%, 05/17/33 (Call 02/17/33)	2,530	2,460,937
4.90%, 05/17/44 (Call 11/17/43)	2,600	2,495,993
5.00%, 05/17/53 (Call 11/17/52)	6,395	6,198,679
5.15%, 05/17/63 (Call 11/17/62)	1,825	1,784,304
6.50%, 12/01/33	2,468	2,782,042
6.55%, 09/15/37	1,360	1,526,133
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	1,255	1,341,197
5.95%, 12/01/28	3,988	4,183,665
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	3,455	3,331,881
5.20%, 04/15/48 (Call 10/15/47)	2,945	2,411,577
5.40%, 11/29/43 (Call 05/29/43)	2,189	1,889,746
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	7,491	6,942,614
2.20%, 08/14/30 (Call 05/14/30)	3,778	3,245,219
2.75%, 08/14/50 (Call 02/14/50)	4,758	3,170,362
3.00%, 11/20/25 (Call 08/20/25)	7,246	7,019,864
3.10%, 05/17/27 (Call 02/17/27)	3,095	2,944,882
3.70%, 09/21/42	2,220	1,840,073
4.00%, 11/20/45 (Call 05/20/45)	4,671	3,971,377
4.40%, 05/06/44	8,108	7,379,167
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	4,777	4,534,729
1.70%, 05/28/30 (Call 02/28/30)	4,436	3,695,860
1.75%, 08/18/31 (Call 05/18/31)	4,510	3,633,951

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.55%, 05/28/40 (Call 11/28/39)	$5,230	$3,665,069
2.63%, 04/01/30 (Call 01/01/30)	6,243	5,519,566
2.70%, 05/28/50 (Call 11/28/49)	3,750	2,468,796
2.75%, 06/03/26	5,588	5,345,267
3.00%, 12/15/26	8,040	7,666,303
3.45%, 03/15/29 (Call 12/15/28)	7,853	7,381,918
3.60%, 09/15/28 (Call 06/15/28)	3,333	3,183,711
3.90%, 03/15/39 (Call 09/15/38)	4,078	3,476,804
4.00%, 12/15/36	3,842	3,451,067
4.00%, 03/15/49 (Call 09/15/48)	6,217	5,133,584
4.10%, 09/15/38 (Call 03/15/38)	4,357	3,871,582
4.13%, 12/15/46	3,272	2,743,897
4.20%, 09/15/48 (Call 03/15/48)	3,170	2,694,198
4.30%, 06/15/43	3,038	2,657,528
4.40%, 05/15/44	4,194	3,767,625
5.60%, 09/15/40	3,009	3,086,735
7.20%, 03/15/39	9,813	11,660,673
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	12,520	12,358,262
4.45%, 05/19/28 (Call 04/19/28)	14,635	14,353,491
4.65%, 05/19/25	12,815	12,735,790
4.65%, 05/19/30 (Call 03/19/30)	5,240	5,155,112
4.75%, 05/19/33 (Call 02/19/33)	19,481	18,983,399
5.11%, 05/19/43 (Call 11/19/42)	4,575	4,399,955
5.30%, 05/19/53 (Call 11/19/52)	28,050	27,472,524
5.34%, 05/19/63 (Call 11/19/62)	7,780	7,495,572
Pharmacia LLC, 6.60%, 12/01/28	7,154	7,660,968
Sanofi SA, 3.63%, 06/19/28 (Call 03/19/28)	6,426	6,199,781
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26 (Call 06/23/26)	12,653	12,055,883
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	10,118	8,502,163
3.03%, 07/09/40 (Call 01/09/40)	6,131	4,564,575
3.18%, 07/09/50 (Call 01/09/50)	8,340	5,714,931
3.38%, 07/09/60 (Call 01/09/60)	3,296	2,200,450
5.00%, 11/26/28 (Call 08/26/28)	9,251	9,226,863
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	7,702	7,431,946
5.25%, 06/15/46 (Call 12/15/45)	3,682	3,024,482
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	4,017	3,811,245
2.30%, 06/22/27 (Call 04/22/27)	3,753	3,393,956
2.70%, 06/22/30 (Call 03/22/30)	5,595	4,706,413
3.85%, 06/22/40 (Call 12/22/39)	6,091	4,471,111
4.00%, 06/22/50 (Call 12/22/49)	7,821	5,329,110
Wyeth LLC
5.95%, 04/01/37	10,216	10,900,056
6.00%, 02/15/36	3,239	3,463,788
6.50%, 02/01/34	4,024	4,429,287
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	4,715	3,954,465
3.00%, 09/12/27 (Call 06/12/27)	4,631	4,334,784
3.00%, 05/15/50 (Call 11/15/49)	760	520,222
3.90%, 08/20/28 (Call 05/20/28)	2,659	2,556,203
3.95%, 09/12/47 (Call 03/12/47)	2,354	1,896,078
4.45%, 08/20/48 (Call 02/20/48)	1,904	1,665,554
4.50%, 11/13/25 (Call 08/13/25)	5,661	5,589,745
4.70%, 02/01/43 (Call 08/01/42)	4,920	4,494,362
5.40%, 11/14/25 (Call 10/14/25)	2,575	2,579,168
5.60%, 11/16/32 (Call 08/16/32)	1,015	1,048,935

		1,438,641,774

Security	Par (000)	Value

Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	$1,882	$1,660,652
3.60%, 09/01/32 (Call 06/01/32)	1,080	937,947
4.45%, 07/15/27 (Call 04/15/27)	1,297	1,264,249
4.80%, 05/03/29 (Call 02/03/29)	2,461	2,391,246
5.63%, 08/01/34 (Call 05/01/34)	1,525	1,511,308
5.95%, 06/01/26 (Call 03/01/26)	2,969	2,990,480
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	3,865	3,032,861
3.70%, 11/15/29 (Call 05/18/29)	5,350	4,939,535
5.13%, 06/30/27 (Call 01/01/27)	3,877	3,858,359
5.88%, 03/31/25 (Call 10/02/24)	6,808	6,805,806
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 03/11/24)	2,032	1,951,646
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	3,727	3,114,997
4.00%, 03/01/31 (Call 03/01/26)	3,099	2,767,788
4.50%, 10/01/29 (Call 10/01/24)(b)	6,260	5,867,899
5.95%, 06/30/33 (Call 12/30/32)	2,471	2,480,833
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	6,210	6,119,310
5.80%, 06/01/45 (Call 12/01/44)	2,742	2,647,181
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	1,225	1,043,955
5.13%, 05/15/29 (Call 02/15/29)	1,815	1,792,509
5.38%, 07/15/25 (Call 04/15/25)	1,719	1,715,942
5.60%, 04/01/44 (Call 10/01/43)	825	787,690
5.63%, 07/15/27 (Call 04/15/27)	1,040	1,045,368
8.13%, 08/16/30	680	775,225
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)	2,604	2,315,979
4.60%, 12/15/44 (Call 06/15/44)	2,371	2,013,135
4.80%, 11/01/43 (Call 05/01/43)	2,108	1,857,052
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	2,300	2,228,862
5.88%, 10/15/25 (Call 07/15/25)	2,757	2,773,091
7.38%, 10/15/45 (Call 04/15/45)	3,074	3,548,456
Series B, 7.50%, 04/15/38	1,935	2,236,473
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	2,398	2,192,131
2.50%, 08/01/33 (Call 05/01/33)	5,025	3,970,878
3.13%, 11/15/29 (Call 08/15/29)	4,355	3,934,301
3.40%, 08/01/51 (Call 02/01/51)	2,690	1,875,790
3.70%, 07/15/27 (Call 04/15/27)	3,162	3,019,339
4.00%, 11/15/49 (Call 05/15/49)	1,808	1,397,992
4.25%, 12/01/26 (Call 09/01/26)	3,526	3,448,970
4.50%, 06/10/44 (Call 12/10/43)	1,583	1,319,132
5.50%, 12/01/46 (Call 06/01/46)	1,106	1,067,871
5.70%, 03/08/33 (Call 12/08/32)	4,220	4,271,518
5.90%, 11/15/26 (Call 10/15/26)	2,960	3,015,598
5.97%, 03/08/26 (Call 03/08/24)	674	673,801
6.00%, 11/15/28 (Call 10/15/28)	2,190	2,267,710
6.20%, 11/15/30 (Call 09/15/30)	1,245	1,305,387
6.70%, 11/15/53 (Call 05/15/53)(b)	3,065	3,418,641
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	4,480	4,336,831
3.75%, 05/15/30 (Call 02/15/30)	4,556	4,156,830
3.90%, 07/15/26 (Call 04/15/26)	2,489	2,406,640
4.00%, 10/01/27 (Call 07/01/27)	4,396	4,204,050
4.05%, 03/15/25 (Call 12/15/24)	4,046	3,982,252
4.15%, 09/15/29 (Call 06/15/29)	2,832	2,670,145

74	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.20%, 04/15/27 (Call 01/15/27)	$2,467	$2,391,293
4.40%, 03/15/27 (Call 12/15/26)	3,609	3,514,983
4.75%, 01/15/26 (Call 10/15/25)	5,017	4,960,064
4.90%, 03/15/35 (Call 09/15/34)	1,525	1,422,303
4.95%, 05/15/28 (Call 02/15/28)	2,473	2,440,127
4.95%, 06/15/28 (Call 03/15/28)	4,304	4,237,739
4.95%, 01/15/43 (Call 07/15/42)	1,975	1,701,766
5.00%, 05/15/44 (Call 11/15/43)	1,895	1,640,384
5.00%, 05/15/50 (Call 11/15/49)	7,999	6,897,136
5.15%, 02/01/43 (Call 08/01/42)	2,471	2,174,917
5.15%, 03/15/45 (Call 09/15/44)	1,648	1,470,526
5.25%, 04/15/29 (Call 01/15/29)	5,627	5,605,006
5.30%, 04/01/44 (Call 10/01/43)	3,389	3,068,861
5.30%, 04/15/47 (Call 10/15/46)	3,825	3,416,780
5.35%, 05/15/45 (Call 11/15/44)	3,718	3,363,701
5.40%, 10/01/47 (Call 04/01/47)	5,983	5,410,808
5.50%, 06/01/27 (Call 03/01/27)	3,448	3,461,211
5.55%, 02/15/28 (Call 01/15/28)	3,090	3,115,854
5.55%, 05/15/34 (Call 02/15/34)(b)	2,165	2,143,503
5.75%, 02/15/33 (Call 11/15/32)	4,345	4,371,765
5.95%, 12/01/25 (Call 09/01/25)	2,333	2,345,970
5.95%, 10/01/43 (Call 04/01/43)	1,563	1,523,465
5.95%, 05/15/54 (Call 11/15/53)	4,205	4,112,061
6.00%, 06/15/48 (Call 12/15/47)	4,155	4,067,428
6.05%, 12/01/26 (Call 11/01/26)	4,810	4,899,084
6.05%, 06/01/41 (Call 12/01/40)	2,304	2,284,120
6.10%, 12/01/28 (Call 11/01/28)	1,475	1,525,934
6.10%, 02/15/42(b)	1,745	1,729,837
6.13%, 12/15/45 (Call 06/15/45)	4,133	4,107,827
6.25%, 04/15/49 (Call 10/15/48)	7,209	7,273,658
6.40%, 12/01/30 (Call 10/01/30)	2,920	3,063,046
6.50%, 02/01/42 (Call 08/01/41)	2,107	2,202,263
6.55%, 12/01/33 (Call 09/01/33)	4,106	4,352,557
6.63%, 10/15/36	2,205	2,317,104
7.50%, 07/01/38	2,570	2,919,277
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	1,714	1,691,597
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	4,431	3,933,837
3.13%, 07/31/29 (Call 04/30/29)	5,681	5,197,479
3.20%, 02/15/52 (Call 08/15/51)	5,005	3,416,732
3.30%, 02/15/53 (Call 08/15/52)	2,665	1,859,291
3.70%, 02/15/26 (Call 11/15/25)	5,217	5,087,883
3.70%, 01/31/51 (Call 07/31/50)	4,437	3,346,978
3.95%, 02/15/27 (Call 11/15/26)	4,274	4,160,472
3.95%, 01/31/60 (Call 07/31/59)	3,742	2,830,326
4.15%, 10/16/28 (Call 07/16/28)	4,981	4,808,380
4.20%, 01/31/50 (Call 07/31/49)	5,320	4,392,184
4.25%, 02/15/48 (Call 08/15/47)	5,075	4,242,696
4.45%, 02/15/43 (Call 08/15/42)	3,991	3,472,832
4.60%, 01/11/27 (Call 12/11/26)	2,510	2,492,577
4.80%, 02/01/49 (Call 08/01/48)	5,408	4,897,453
4.85%, 01/31/34 (Call 10/31/33)	2,120	2,064,718
4.85%, 08/15/42 (Call 02/15/42)	3,494	3,196,020
4.85%, 03/15/44 (Call 09/15/43)	5,267	4,821,177
4.90%, 05/15/46 (Call 11/15/45)	3,327	3,037,245
4.95%, 10/15/54 (Call 04/15/54)	1,957	1,784,503
5.05%, 01/10/26	4,232	4,230,378
5.10%, 02/15/45 (Call 08/15/44)	4,834	4,525,690
5.35%, 01/31/33 (Call 10/31/32)	4,287	4,334,570

Security	Par (000)	Value

Pipelines (continued)
5.38%, 02/15/78 (Call 02/15/28),
(3-mo. SOFR + 2.832%)(a)	$2,885	$2,669,501
5.70%, 02/15/42	1,437	1,449,581
5.95%, 02/01/41	3,139	3,273,008
6.13%, 10/15/39	2,352	2,465,164
6.45%, 09/01/40	2,360	2,577,895
7.55%, 04/15/38	2,649	3,151,342
Series D, 6.88%, 03/01/33	1,340	1,491,142
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3-mo. SOFR + 3.295%)(a)	4,046	3,846,712
Series H, 6.65%, 10/15/34	1,580	1,744,368
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	2,117	1,777,998
5.00%, 08/15/42 (Call 02/15/42)	3,080	2,679,938
5.00%, 03/01/43 (Call 09/01/42)	3,330	2,900,721
5.40%, 09/01/44 (Call 03/01/44)	2,290	2,088,679
5.50%, 03/01/44 (Call 09/01/43)	3,425	3,166,620
5.63%, 09/01/41	2,152	2,024,769
5.80%, 03/15/35	1,976	1,983,506
6.38%, 03/01/41	2,651	2,693,932
6.50%, 02/01/37	1,561	1,607,722
6.50%, 09/01/39	2,622	2,699,794
6.55%, 09/15/40	2,128	2,208,183
6.95%, 01/15/38	5,103	5,502,863
7.30%, 08/15/33	1,535	1,704,000
7.40%, 03/15/31(b)	991	1,095,729
7.50%, 11/15/40	1,794	1,999,984
7.75%, 03/15/32	1,376	1,548,459
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	3,190	2,912,577
2.00%, 02/15/31 (Call 11/15/30)	1,260	1,021,898
3.25%, 08/01/50 (Call 02/01/50)	2,417	1,563,140
3.60%, 02/15/51 (Call 08/15/50)	2,200	1,510,231
4.30%, 06/01/25 (Call 03/01/25)	7,265	7,158,507
4.30%, 03/01/28 (Call 12/01/27)	5,571	5,401,744
4.80%, 02/01/33 (Call 11/01/32)	3,846	3,628,962
5.00%, 02/01/29 (Call 01/01/29)	3,545	3,516,833
5.05%, 02/15/46 (Call 08/15/45)	3,608	3,137,692
5.20%, 06/01/33 (Call 03/01/33)(b)	3,400	3,307,139
5.20%, 03/01/48 (Call 09/01/47)	3,243	2,880,913
5.30%, 12/01/34 (Call 06/01/34)	3,798	3,701,447
5.40%, 02/01/34 (Call 11/01/33)	3,850	3,783,524
5.45%, 08/01/52 (Call 02/01/52)	3,440	3,168,420
5.55%, 06/01/45 (Call 12/01/44)	6,890	6,464,264
7.75%, 01/15/32	4,944	5,567,600
7.80%, 08/01/31	2,377	2,658,297
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	3,709	2,700,468
5.00%, 03/01/26 (Call 12/01/25)	4,121	4,091,771
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	7,013	6,541,805
2.65%, 08/15/30 (Call 05/15/30)	5,708	4,857,679
4.00%, 03/15/28 (Call 12/15/27)	5,115	4,898,505
4.13%, 03/01/27 (Call 12/01/26)	5,842	5,664,444
4.25%, 12/01/27 (Call 09/01/27)	3,802	3,676,049
4.50%, 04/15/38 (Call 10/15/37)	7,835	6,827,168
4.70%, 04/15/48 (Call 10/15/47)	6,659	5,574,786
4.80%, 02/15/29 (Call 11/15/28)	3,530	3,460,641
4.88%, 06/01/25 (Call 03/01/25)	6,037	5,980,604
4.90%, 04/15/58 (Call 10/15/57)	1,301	1,077,163
4.95%, 09/01/32 (Call 06/01/32)	4,185	4,005,980

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.95%, 03/14/52 (Call 09/14/51)	$5,740	$4,943,302
5.00%, 03/01/33 (Call 12/01/32)	2,520	2,410,835
5.20%, 03/01/47 (Call 09/01/46)	3,948	3,545,455
5.20%, 12/01/47 (Call 06/01/47)	2,676	2,383,191
5.50%, 02/15/49 (Call 08/15/48)	5,931	5,553,428
5.65%, 03/01/53 (Call 09/01/52)	1,270	1,209,182
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	2,304	2,236,028
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	1,995	1,897,558
3.10%, 03/15/30 (Call 12/15/29)	1,953	1,730,225
3.25%, 06/01/30	1,807	1,614,547
3.40%, 09/01/29 (Call 06/01/29)	3,253	2,971,022
4.00%, 07/13/27 (Call 04/13/27)	2,696	2,597,450
4.20%, 10/03/47 (Call 04/03/47)	2,278	1,743,027
4.25%, 09/15/46	1,998	1,556,782
4.35%, 03/15/29 (Call 12/15/28)	3,078	2,963,240
4.45%, 09/01/49 (Call 03/01/49)	2,778	2,215,469
4.50%, 03/15/50 (Call 09/15/49)	1,726	1,380,817
4.55%, 07/15/28 (Call 04/15/28)	3,521	3,440,018
4.85%, 02/01/49	2,098	1,790,239
4.95%, 07/13/47 (Call 01/06/47)	3,185	2,741,735
5.15%, 10/15/43(b)	2,476	2,236,260
5.20%, 07/15/48 (Call 01/15/48)	3,984	3,596,798
5.55%, 11/01/26 (Call 10/01/26)	4,165	4,194,939
5.65%, 11/01/28 (Call 10/01/28)	4,035	4,106,398
5.80%, 11/01/30 (Call 09/01/30)	2,690	2,753,639
5.85%, 01/15/26 (Call 12/15/25)	2,696	2,719,802
6.00%, 06/15/35(b)	1,169	1,177,879
6.05%, 09/01/33 (Call 06/01/33)	4,495	4,631,571
6.10%, 11/15/32 (Call 08/15/32)	1,225	1,268,794
6.35%, 01/15/31 (Call 10/15/30)	2,440	2,558,682
6.63%, 09/01/53 (Call 03/01/53)	2,330	2,507,615
7.15%, 01/15/51 (Call 07/15/50)	1,550	1,718,993
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	4,040	4,009,684
6.13%, 02/01/41 (Call 08/01/40)	2,620	2,662,327
6.20%, 09/15/43 (Call 03/15/43)	1,322	1,349,305
6.65%, 10/01/36	2,693	2,848,268
6.85%, 10/15/37	2,285	2,449,993
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	3,773	3,420,436
3.80%, 09/15/30 (Call 06/15/30)	2,764	2,518,101
4.30%, 01/31/43 (Call 07/31/42)	1,722	1,361,509
4.50%, 12/15/26 (Call 09/15/26)	4,450	4,365,114
4.65%, 10/15/25 (Call 07/15/25)	5,708	5,630,359
4.70%, 06/15/44 (Call 12/15/43)(b)	2,950	2,439,868
4.90%, 02/15/45 (Call 08/15/44)	2,646	2,227,984
5.15%, 06/01/42 (Call 12/01/41)	2,284	2,015,413
6.65%, 01/15/37	2,977	3,141,576
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	5,349	5,161,221
4.50%, 05/15/30 (Call 11/15/29)	3,337	3,194,653
5.00%, 03/15/27 (Call 09/15/26)	8,108	8,050,380
5.63%, 03/01/25 (Call 12/01/24)	9,032	9,020,962
5.88%, 06/30/26 (Call 12/31/25)	2,947	2,970,968
5.90%, 09/15/37 (Call 03/15/37)	3,300	3,415,593
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	2,693	2,572,372
3.50%, 03/15/25 (Call 12/15/24)	2,744	2,690,145

Security	Par (000)	Value

Pipelines (continued)
4.50%, 03/15/45 (Call 09/15/44)	$4,022	$3,369,608
5.95%, 09/25/43 (Call 03/25/43)	1,791	1,780,158
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	3,125	2,811,734
4.95%, 04/15/52 (Call 10/15/51)	3,275	2,802,428
5.20%, 07/01/27 (Call 06/01/27)	4,015	3,992,541
6.13%, 03/15/33 (Call 12/15/32)	2,940	3,029,412
6.15%, 03/01/29 (Call 02/01/29)	1,795	1,850,665
6.25%, 07/01/52 (Call 01/01/52)	2,022	2,046,785
6.50%, 03/30/34 (Call 12/30/33)	2,980	3,163,945
6.50%, 02/15/53 (Call 08/15/52)	3,615	3,805,296
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	3,805	3,395,764
4.88%, 02/01/31 (Call 02/01/26)	4,190	3,976,094
5.00%, 01/15/28 (Call 04/01/24)	2,970	2,908,414
5.50%, 03/01/30 (Call 03/01/25)	3,935	3,889,768
6.50%, 07/15/27 (Call 04/01/24)	4,920	4,974,949
6.88%, 01/15/29 (Call 04/01/24)	2,730	2,814,825
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	4,950	4,717,892
4.38%, 03/13/25 (Call 12/13/24)	3,578	3,523,251
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27(b)	2,183	2,291,209
7.00%, 10/15/28	1,400	1,494,988
7.63%, 04/01/37	560	630,203
Texas Eastern Transmission LP, 7.00%, 07/15/32	1,172	1,296,237
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	3,584	2,937,013
4.10%, 04/15/30 (Call 01/15/30)	1,925	1,803,053
4.25%, 05/15/28 (Call 02/15/28)	6,789	6,538,469
4.63%, 03/01/34 (Call 12/01/33)	5,859	5,430,742
4.75%, 05/15/38 (Call 11/15/37)	2,105	1,902,359
4.88%, 01/15/26 (Call 10/15/25)	4,590	4,549,986
4.88%, 05/15/48 (Call 11/15/47)	4,425	3,860,004
5.00%, 10/16/43 (Call 04/16/43)	3,086	2,755,946
5.10%, 03/15/49 (Call 09/15/48)	4,636	4,246,416
5.60%, 03/31/34	1,291	1,289,215
5.85%, 03/15/36	2,393	2,391,266
6.10%, 06/01/40	3,211	3,280,071
6.20%, 03/09/26 (Call 03/18/24)	1,025	1,025,041
6.20%, 10/15/37	4,918	5,059,774
7.25%, 08/15/38	2,961	3,337,940
7.63%, 01/15/39	3,519	4,100,077
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	3,234	2,909,788
3.95%, 05/15/50 (Call 11/15/49)	2,264	1,761,154
4.00%, 03/15/28 (Call 12/15/27)	2,069	1,984,954
4.45%, 08/01/42 (Call 02/01/42)	1,963	1,703,539
4.60%, 03/15/48 (Call 09/15/47)	2,715	2,374,011
5.40%, 08/15/41 (Call 02/15/41)	2,067	2,015,920
7.85%, 02/01/26 (Call 11/01/25)	5,542	5,756,357
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	3,446	3,351,119
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	705	688,928
4.05%, 02/01/30 (Call 11/01/29)	3,640	3,367,620
4.50%, 03/01/28 (Call 12/01/27)	1,044	999,824
4.65%, 07/01/26 (Call 04/01/26)	820	801,625
4.75%, 08/15/28 (Call 05/15/28)	565	546,242

76	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.25%, 02/01/50 (Call 08/01/49)	$3,120	$2,764,019
5.30%, 03/01/48 (Call 09/01/47)	1,710	1,474,890
5.45%, 04/01/44 (Call 10/01/43)	905	812,969
5.50%, 08/15/48 (Call 02/15/48)	1,680	1,474,968
6.15%, 04/01/33 (Call 01/01/33)	2,775	2,821,373
6.35%, 01/15/29 (Call 12/15/28)	1,500	1,548,726
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	2,517	2,120,378
3.50%, 11/15/30 (Call 08/15/30)	2,994	2,699,928
3.50%, 10/15/51 (Call 04/15/51)	2,625	1,828,739
3.75%, 06/15/27 (Call 03/15/27)	6,169	5,900,699
4.00%, 09/15/25 (Call 06/15/25)	5,146	5,045,762
4.65%, 08/15/32 (Call 05/15/32)	4,235	4,027,163
4.85%, 03/01/48 (Call 09/01/47)	3,836	3,366,578
4.90%, 03/15/29 (Call 02/15/29)	2,840	2,804,778
4.90%, 01/15/45 (Call 07/15/44)	2,086	1,837,303
5.10%, 09/15/45 (Call 03/15/45)	3,043	2,778,505
5.15%, 03/15/34 (Call 12/15/33)	2,100	2,052,449
5.30%, 08/15/28 (Call 07/15/28)	4,615	4,644,198
5.30%, 08/15/52 (Call 02/15/52)	2,585	2,418,410
5.40%, 03/02/26	2,110	2,114,912
5.40%, 03/04/44 (Call 09/04/43)	2,666	2,497,434
5.65%, 03/15/33 (Call 12/15/32)	4,235	4,304,295
5.75%, 06/24/44 (Call 12/24/43)	2,251	2,202,942
5.80%, 11/15/43 (Call 05/15/43)	2,060	2,016,510
6.30%, 04/15/40	5,184	5,368,263
8.75%, 03/15/32	735	874,728
Series A, 7.50%, 01/15/31	1,250	1,388,659

		900,296,226

Real Estate — 0.0%
American Homes 4 Rent LP, 5.50%, 02/01/34 (Call 11/01/33)	1,525	1,497,052
AvalonBay Communities Inc., 5.30%, 12/07/33 (Call 09/07/33)	2,300	2,305,818
Brixmor Operating Partnership LP, 5.50%, 02/15/34 (Call 11/15/33)	1,010	983,200
Camden Property Trust, 4.90%, 01/15/34 (Call 10/15/33)	1,150	1,103,599
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)(b)	2,613	2,145,797
4.88%, 03/01/26 (Call 12/01/25)	3,454	3,412,467
5.50%, 04/01/29 (Call 03/01/29)	180	180,059
5.95%, 08/15/34 (Call 05/15/34)	2,155	2,176,891
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	1,987	1,559,874
Jones Lang LaSalle Inc., 6.88%, 12/01/28 (Call 11/01/28)	610	641,299
Kilroy Realty LP, 6.25%, 01/15/36 (Call 10/15/35)	390	375,413
Mid-America Apartments LP, 5.00%, 03/15/34 (Call 12/15/33)	800	778,624
Prologis LP
5.00%, 03/15/34 (Call 12/15/33)	1,900	1,866,954
5.25%, 03/15/54 (Call 09/15/53)	1,900	1,819,722
Realty Income Corp.
2.10%, 03/15/28 (Call 01/15/28)	1,496	1,326,282
2.70%, 02/15/32 (Call 11/15/31)	835	684,450
3.20%, 02/15/31 (Call 11/15/30)	840	733,886
3.40%, 01/15/30 (Call 10/15/29)	2,050	1,858,026
4.00%, 07/15/29 (Call 04/15/29)(b)	2,322	2,189,323
5.13%, 02/15/34 (Call 11/15/33)	1,595	1,544,637

Security	Par (000)	Value

Real Estate (continued)
Regency Centers LP, 5.25%, 01/15/34 (Call 10/15/33)(f)	$310	$303,101
Sun Communities Operating LP, 5.50%, 01/15/29 (Call 12/15/28)	1,425	1,411,439

		30,897,913

Real Estate Investment Trusts — 0.9%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	2,230	1,940,596
2.60%, 06/15/33 (Call 03/15/33)	1,691	1,309,936
2.90%, 10/01/30 (Call 07/01/30)(b)	1,304	1,110,958
4.80%, 10/01/32 (Call 07/01/32)	575	537,406
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	3,610	2,700,007
2.00%, 05/18/32 (Call 02/18/32)	2,346	1,811,007
2.75%, 12/15/29 (Call 09/15/29)	1,771	1,540,803
2.95%, 03/15/34 (Call 12/15/33)	2,660	2,144,369
3.00%, 05/18/51 (Call 11/18/50)	3,590	2,252,616
3.38%, 08/15/31 (Call 05/15/31)	2,545	2,234,837
3.45%, 04/30/25 (Call 02/28/25)	2,060	2,011,775
3.55%, 03/15/52 (Call 09/15/51)	3,915	2,716,480
3.80%, 04/15/26 (Call 02/15/26)	1,961	1,900,770
3.95%, 01/15/27 (Call 10/15/26)	882	850,293
3.95%, 01/15/28 (Call 10/15/27)	1,987	1,890,553
4.00%, 02/01/50 (Call 08/01/49)	2,950	2,222,382
4.30%, 01/15/26 (Call 10/15/25)	1,260	1,236,079
4.50%, 07/30/29 (Call 04/30/29)	1,441	1,381,626
4.70%, 07/01/30 (Call 04/01/30)	1,832	1,760,900
4.75%, 04/15/35 (Call 01/15/35)	1,975	1,837,534
4.85%, 04/15/49 (Call 10/15/48)	1,263	1,103,711
4.90%, 12/15/30 (Call 09/15/30)	2,925	2,846,763
5.15%, 04/15/53 (Call 10/15/52)	2,055	1,861,829
5.25%, 05/15/36 (Call 02/15/36)	1,140	1,094,703
5.63%, 05/15/54 (Call 11/15/53)	1,900	1,828,502
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	910	736,081
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	670	539,664
3.38%, 07/15/51 (Call 01/15/51)	2,160	1,427,235
3.63%, 04/15/32 (Call 01/15/32)	155	135,051
4.25%, 02/15/28 (Call 11/15/27)	2,820	2,708,747
4.30%, 04/15/52 (Call 10/15/51)	410	320,006
4.90%, 02/15/29 (Call 11/15/28)	1,921	1,872,134
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	2,796	2,629,433
1.45%, 09/15/26 (Call 08/15/26)	2,832	2,574,263
1.50%, 01/31/28 (Call 11/30/27)	2,663	2,312,721
1.60%, 04/15/26 (Call 03/15/26)	3,366	3,116,118
1.88%, 10/15/30 (Call 07/15/30)	3,491	2,803,675
2.10%, 06/15/30 (Call 03/15/30)	2,202	1,812,437
2.30%, 09/15/31 (Call 06/15/31)	3,815	3,079,102
2.40%, 03/15/25 (Call 02/15/25)	1,572	1,520,587
2.70%, 04/15/31 (Call 01/15/31)	3,267	2,740,294
2.75%, 01/15/27 (Call 11/15/26)(b)	3,143	2,927,128
2.90%, 01/15/30 (Call 10/15/29)	3,090	2,710,520
2.95%, 01/15/51 (Call 07/15/50)(b)	4,045	2,562,437
3.10%, 06/15/50 (Call 12/15/49)	4,310	2,816,135
3.13%, 01/15/27 (Call 10/15/26)(b)	1,703	1,606,023
3.38%, 10/15/26 (Call 07/15/26)	4,372	4,169,150
3.55%, 07/15/27 (Call 04/15/27)	2,661	2,522,441
3.60%, 01/15/28 (Call 10/15/27)	3,171	2,984,012
3.65%, 03/15/27 (Call 02/15/27)	2,750	2,628,112

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.70%, 10/15/49 (Call 04/15/49)	$2,231	$1,629,423
3.80%, 08/15/29 (Call 05/15/29)	6,226	5,762,819
3.95%, 03/15/29 (Call 12/15/28)(b)	3,263	3,062,232
4.00%, 06/01/25 (Call 03/01/25)	4,026	3,946,682
4.05%, 03/15/32 (Call 12/15/31)	2,490	2,264,352
4.40%, 02/15/26 (Call 11/15/25)	2,094	2,059,107
5.25%, 07/15/28 (Call 06/15/28)	2,170	2,163,268
5.50%, 03/15/28 (Call 02/15/28)	2,610	2,620,781
5.55%, 07/15/33 (Call 04/15/33)	2,591	2,590,254
5.65%, 03/15/33 (Call 12/15/32)	3,665	3,685,485
5.80%, 11/15/28 (Call 10/15/28)	4,170	4,251,803
5.90%, 11/15/33 (Call 08/15/33)	3,375	3,460,979
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	1,945	1,694,090
2.05%, 01/15/32 (Call 10/15/31)(b)	2,965	2,419,041
2.30%, 03/01/30 (Call 12/01/29)	3,098	2,661,495
2.45%, 01/15/31 (Call 10/17/30)	2,444	2,084,130
2.90%, 10/15/26 (Call 07/15/26)	1,692	1,598,900
2.95%, 05/11/26 (Call 02/11/26)	2,919	2,788,313
3.20%, 01/15/28 (Call 10/15/27)	2,223	2,083,012
3.30%, 06/01/29 (Call 03/01/29)	1,848	1,703,750
3.35%, 05/15/27 (Call 02/15/27)	1,427	1,353,483
3.45%, 06/01/25 (Call 03/03/25)	2,692	2,631,674
3.50%, 11/15/25 (Call 08/15/25)	1,730	1,681,250
3.90%, 10/15/46 (Call 04/15/46)	1,065	831,799
4.15%, 07/01/47 (Call 01/01/47)(b)	980	794,976
4.35%, 04/15/48 (Call 10/18/47)	1,395	1,177,138
5.00%, 02/15/33 (Call 11/15/32)	1,330	1,304,443
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	5,570	4,110,625
2.55%, 04/01/32 (Call 01/01/32)	4,665	3,624,938
2.75%, 10/01/26 (Call 07/01/26)	4,471	4,139,216
2.90%, 03/15/30 (Call 12/15/29)	3,697	3,124,821
3.25%, 01/30/31 (Call 10/30/30)	4,671	3,932,570
3.40%, 06/21/29 (Call 03/21/29)	2,460	2,170,866
3.65%, 02/01/26 (Call 11/03/25)	4,903	4,715,013
4.50%, 12/01/28 (Call 09/01/28)	4,877	4,607,868
6.50%, 01/15/34 (Call 10/15/33)(b)	1,165	1,191,194
6.75%, 12/01/27 (Call 11/01/27)	1,415	1,461,682
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	858	758,912
2.50%, 08/16/31 (Call 05/16/31)	2,505	2,034,244
3.90%, 03/15/27 (Call 12/15/26)	956	910,763
4.05%, 07/01/30 (Call 04/01/30)	3,572	3,280,166
4.13%, 06/15/26 (Call 03/15/26)	2,453	2,374,569
4.13%, 05/15/29 (Call 02/15/29)	2,164	2,021,771
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	2,432	1,886,729
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	3,320	2,917,424
3.15%, 07/01/29 (Call 04/01/29)	2,632	2,394,363
3.35%, 11/01/49 (Call 05/01/49)	1,960	1,397,378
4.10%, 10/15/28 (Call 07/15/28)	1,717	1,653,521
5.85%, 11/03/26 (Call 10/03/26)	1,160	1,183,407
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)(b)	2,029	1,679,831
2.25%, 03/15/26 (Call 02/15/26)	1,290	1,206,347
2.75%, 04/15/31 (Call 01/15/31)	1,925	1,552,696
2.90%, 12/01/33 (Call 09/01/33)	1,870	1,429,415
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	4,640	4,194,241

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
1.35%, 07/15/25 (Call 06/15/25)	$3,095	$2,928,280
2.10%, 04/01/31 (Call 01/01/31)	5,285	4,237,428
2.25%, 01/15/31 (Call 10/15/30)	3,687	3,013,560
2.50%, 07/15/31 (Call 04/15/31)	1,315	1,076,861
2.90%, 03/15/27 (Call 02/15/27)	3,350	3,119,600
2.90%, 04/01/41 (Call 10/01/40)	4,855	3,370,121
3.10%, 11/15/29 (Call 08/15/29)	1,683	1,489,225
3.25%, 01/15/51 (Call 07/15/50)(b)	3,285	2,217,017
3.30%, 07/01/30 (Call 04/01/30)	3,765	3,325,104
3.65%, 09/01/27 (Call 06/01/27)	4,990	4,709,407
3.70%, 06/15/26 (Call 03/15/26)	3,519	3,391,083
3.80%, 02/15/28 (Call 11/15/27)	4,521	4,257,232
4.00%, 03/01/27 (Call 12/01/26)	2,860	2,752,956
4.00%, 11/15/49 (Call 05/15/49)	1,513	1,163,889
4.15%, 07/01/50 (Call 01/01/50)	2,073	1,639,236
4.30%, 02/15/29 (Call 11/15/28)	3,180	3,022,385
4.45%, 02/15/26 (Call 11/15/25)	4,456	4,372,515
4.75%, 05/15/47 (Call 11/15/46)	1,443	1,219,499
4.80%, 09/01/28 (Call 08/01/28)	2,875	2,803,315
5.00%, 01/11/28 (Call 12/11/27)	4,100	4,039,893
5.10%, 05/01/33 (Call 02/01/33)	2,785	2,688,577
5.20%, 02/15/49 (Call 08/15/48)	1,628	1,472,535
5.60%, 06/01/29 (Call 05/01/29)	4,015	4,041,636
5.80%, 03/01/34 (Call 12/01/33)	4,480	4,544,911
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	1,825	1,465,945
2.25%, 12/15/28 (Call 10/15/28)	2,372	2,063,241
2.50%, 02/15/32 (Call 11/15/31)	2,655	2,143,861
3.00%, 02/15/30 (Call 11/15/29)	1,010	881,623
3.13%, 09/01/26 (Call 06/01/26)	2,922	2,763,471
4.00%, 11/15/25 (Call 08/15/25)	1,781	1,734,260
4.38%, 02/15/29 (Call 11/15/28)	1,786	1,698,464
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	4,324	3,986,618
3.70%, 08/15/27 (Call 05/15/27)	4,825	4,598,520
4.45%, 07/15/28 (Call 04/15/28)	2,535	2,452,739
5.55%, 01/15/28 (Call 12/15/27)	3,697	3,734,429
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	35	28,618
3.75%, 08/15/29 (Call 05/15/29)	1,500	1,310,182
4.50%, 04/01/25 (Call 01/01/25)	1,000	982,324
4.50%, 06/01/27 (Call 03/01/27)	1,500	1,417,557
4.75%, 12/15/26 (Call 09/15/26)	1,500	1,441,794
4.95%, 04/15/28 (Call 01/15/28)	1,000	947,805
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	3,019	2,822,374
1.25%, 07/15/25 (Call 06/15/25)	3,370	3,179,549
1.45%, 05/15/26 (Call 04/15/26)	3,567	3,284,714
1.55%, 03/15/28 (Call 01/15/28)	2,348	2,043,730
1.80%, 07/15/27 (Call 05/15/27)	2,783	2,501,515
2.00%, 05/15/28 (Call 03/15/28)	2,223	1,960,305
2.15%, 07/15/30 (Call 04/15/30)	2,420	2,006,573
2.50%, 05/15/31 (Call 02/15/31)	1,235	1,031,288
2.90%, 11/18/26 (Call 09/18/26)	2,728	2,568,755
2.95%, 09/15/51 (Call 03/15/51)	1,935	1,229,732
3.00%, 07/15/50 (Call 01/15/50)	2,179	1,412,976
3.20%, 11/18/29 (Call 08/18/29)	6,097	5,479,631
3.40%, 02/15/52 (Call 08/15/51)	2,475	1,715,204
3.90%, 04/15/32 (Call 01/15/32)(b)	2,360	2,141,620
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	865	693,921

78	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.50%, 02/15/30 (Call 11/15/29)	$2,508	$2,177,461
2.85%, 11/01/26 (Call 08/01/26)	1,416	1,336,103
3.00%, 07/01/29 (Call 04/01/29)	2,623	2,376,606
3.25%, 08/01/27 (Call 05/01/27)	1,649	1,548,525
3.38%, 06/01/25 (Call 03/01/25)	1,318	1,285,267
3.50%, 03/01/28 (Call 12/01/27)	2,898	2,736,795
4.00%, 08/01/47 (Call 02/01/47)(b)	1,191	916,344
4.15%, 12/01/28 (Call 09/01/28)	2,025	1,957,869
4.50%, 07/01/44 (Call 01/01/44)	1,660	1,427,333
4.50%, 06/01/45 (Call 12/01/44)	1,620	1,351,643
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	1,550	1,210,779
1.70%, 03/01/28 (Call 01/01/28)	970	843,013
2.55%, 06/15/31 (Call 03/15/31)	1,120	922,679
2.65%, 03/15/32 (Call 12/15/31)	3,123	2,545,729
2.65%, 09/01/50 (Call 03/01/50)(b)	780	452,601
3.00%, 01/15/30 (Call 10/15/29)	2,840	2,491,639
3.38%, 04/15/26 (Call 01/15/26)	1,934	1,860,994
3.50%, 04/01/25 (Call 01/01/25)	2,151	2,104,929
3.63%, 05/01/27 (Call 02/01/27)	2,010	1,909,363
4.00%, 03/01/29 (Call 12/01/28)	1,696	1,606,194
4.50%, 03/15/48 (Call 09/15/47)	1,865	1,559,891
Extra Space Storage LP
2.20%, 10/15/30 (Call 07/15/30)	1,781	1,455,624
2.35%, 03/15/32 (Call 12/15/31)	1,940	1,538,078
2.40%, 10/15/31 (Call 07/15/31)	2,610	2,108,296
2.55%, 06/01/31 (Call 03/01/31)	1,815	1,494,678
3.50%, 07/01/26 (Call 04/01/26)	1,819	1,741,619
3.88%, 12/15/27 (Call 09/15/27)	1,151	1,092,976
3.90%, 04/01/29 (Call 02/01/29)	450	420,046
4.00%, 06/15/29 (Call 03/15/29)	1,863	1,748,312
5.40%, 02/01/34 (Call 11/01/33)	1,500	1,470,231
5.50%, 07/01/30 (Call 05/01/30)	935	939,103
5.70%, 04/01/28 (Call 03/01/28)	1,645	1,667,663
5.90%, 01/15/31 (Call 11/15/30)	1,370	1,401,297
Federal Realty OP LP
1.25%, 02/15/26 (Call 01/15/26)	1,479	1,363,558
3.20%, 06/15/29 (Call 03/15/29)	1,783	1,593,167
3.25%, 07/15/27 (Call 04/15/27)	2,789	2,605,368
3.50%, 06/01/30 (Call 03/01/30)	521	467,276
4.50%, 12/01/44 (Call 06/01/44)	1,406	1,144,204
5.38%, 05/01/28 (Call 04/01/28)	1,645	1,639,424
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	3,475	2,883,109
4.00%, 01/15/30 (Call 10/15/29)	3,293	2,963,294
4.00%, 01/15/31 (Call 10/15/30)	2,882	2,540,929
5.25%, 06/01/25 (Call 03/01/25)	4,515	4,478,021
5.30%, 01/15/29 (Call 10/15/28)	3,400	3,301,857
5.38%, 04/15/26 (Call 01/15/26)	5,128	5,074,908
5.75%, 06/01/28 (Call 03/03/28)	2,199	2,183,312
6.75%, 12/01/33 (Call 09/01/33)(b)	1,060	1,100,833
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	2,013	1,577,379
3.10%, 02/15/30 (Call 11/15/29)	1,890	1,628,600
3.50%, 08/01/26 (Call 05/01/26)	2,797	2,668,143
3.75%, 07/01/27 (Call 04/01/27)	2,793	2,620,434
Healthpeak OP LLC
1.35%, 02/01/27 (Call 01/01/27)(b)	1,795	1,615,058
2.13%, 12/01/28 (Call 10/01/28)	2,665	2,319,634
2.88%, 01/15/31 (Call 10/15/30)	2,258	1,920,216
3.00%, 01/15/30 (Call 10/15/29)	3,449	3,026,093

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.25%, 07/15/26 (Call 05/15/26)	$2,712	$2,590,625
3.50%, 07/15/29 (Call 04/15/29)	2,106	1,924,185
4.00%, 06/01/25 (Call 03/01/25)	2,611	2,561,577
5.25%, 12/15/32 (Call 09/15/32)(b)	3,395	3,319,362
6.75%, 02/01/41 (Call 08/01/40)	1,448	1,585,981
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	841	661,404
3.05%, 02/15/30 (Call 11/15/29)	1,802	1,508,574
3.88%, 03/01/27 (Call 12/01/26)	1,470	1,379,839
4.13%, 03/15/28 (Call 12/15/27)	1,608	1,499,860
4.20%, 04/15/29 (Call 01/15/29)	1,610	1,451,202
7.65%, 02/01/34 (Call 11/01/33)	485	520,033
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	3,084	3,020,912
Series F, 4.50%, 02/01/26 (Call 11/01/25)	626	612,737
Series H, 3.38%, 12/15/29 (Call 09/15/29)	3,169	2,803,706
Series I, 3.50%, 09/15/30 (Call 06/15/30)	650	573,029
Series J, 2.90%, 12/15/31 (Call 09/15/31)	1,735	1,432,554
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	1,173	916,238
2.30%, 11/15/28 (Call 09/15/28)	2,920	2,554,513
2.70%, 01/15/34 (Call 10/15/33)	2,335	1,817,199
4.15%, 04/15/32 (Call 01/15/32)	2,010	1,816,496
5.45%, 08/15/30 (Call 06/15/30)	1,895	1,886,941
5.50%, 08/15/33 (Call 05/15/33)(b)	2,435	2,404,948
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	2,673	1,980,787
2.65%, 11/15/33 (Call 08/15/33)	2,515	1,832,288
3.05%, 02/15/30 (Call 11/15/29)	2,389	2,001,037
4.25%, 08/15/29 (Call 05/15/29)	1,833	1,672,469
4.38%, 10/01/25 (Call 07/01/25)	2,181	2,125,810
4.75%, 12/15/28 (Call 09/15/28)	1,939	1,826,128
Kimco Realty OP LLC
1.90%, 03/01/28 (Call 01/01/28)	963	843,665
2.25%, 12/01/31 (Call 09/01/31)	1,166	928,347
2.70%, 10/01/30 (Call 07/01/30)	935	795,221
2.80%, 10/01/26 (Call 07/01/26)	2,595	2,431,419
3.20%, 04/01/32 (Call 01/01/32)	41	34,826
3.70%, 10/01/49 (Call 04/01/49)	817	587,382
3.80%, 04/01/27 (Call 01/01/27)	2,734	2,619,801
4.13%, 12/01/46 (Call 06/01/46)	891	678,255
4.25%, 04/01/45 (Call 10/01/44)(b)	1,777	1,390,558
4.45%, 09/01/47 (Call 03/01/47)	2,185	1,739,760
4.60%, 02/01/33 (Call 11/01/32)	1,905	1,785,604
6.40%, 03/01/34 (Call 12/01/33)	1,912	2,012,733
Kite Realty Group LP, 4.00%, 10/01/26
(Call 07/01/26)(b)	2,067	1,959,018
Kite Realty Group Trust
4.00%, 03/15/25 (Call 12/15/24)	1,121	1,097,890
4.75%, 09/15/30 (Call 06/15/30)	2,355	2,222,119
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	615	487,539
2.70%, 09/15/30 (Call 06/15/30)	808	666,663
6.75%, 11/15/28 (Call 10/15/28)	295	303,795
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	2,205	1,992,939
1.70%, 02/15/31 (Call 11/15/30)	2,681	2,137,386
2.75%, 03/15/30 (Call 12/15/29)	1,155	1,015,084
2.88%, 09/15/51 (Call 03/15/51)(b)	1,280	812,776
3.60%, 06/01/27 (Call 03/01/27)	3,080	2,942,784
3.95%, 03/15/29 (Call 12/15/28)(b)	2,220	2,118,252

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 11/15/25 (Call 08/15/25)	$3,332	$3,260,538
4.20%, 06/15/28 (Call 03/15/28)	1,683	1,628,547
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	2,458	1,970,363
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)	2,312	1,956,339
3.00%, 04/15/52 (Call 10/15/51)(b)	1,098	699,679
3.10%, 04/15/50 (Call 10/15/49)	2,117	1,370,597
3.50%, 10/15/27 (Call 07/15/27)	920	865,159
3.50%, 04/15/51 (Call 10/15/50)	2,447	1,744,167
3.60%, 12/15/26 (Call 09/15/26)	2,107	2,008,875
4.00%, 11/15/25 (Call 08/15/25)	2,443	2,382,373
4.30%, 10/15/28 (Call 07/15/28)	1,130	1,084,876
4.80%, 10/15/48 (Call 04/15/48)(b)	775	665,210
5.60%, 10/15/33 (Call 07/15/33)	1,985	1,978,131
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	3,513	2,792,563
3.38%, 02/01/31 (Call 11/01/30)	2,659	2,238,392
3.63%, 10/01/29 (Call 07/01/29)	2,507	2,201,623
4.50%, 04/01/27 (Call 01/01/27)	2,210	2,125,669
4.75%, 01/15/28 (Call 10/15/27)	2,472	2,371,883
5.25%, 01/15/26 (Call 10/15/25)	3,700	3,665,641
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	2,555	2,054,808
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	3,123	2,543,053
3.95%, 01/15/28 (Call 10/15/27)	2,343	2,229,124
4.30%, 03/15/27 (Call 12/15/26)	396	384,788
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	755	533,559
3.15%, 08/15/30 (Call 05/15/30)	2,088	1,601,978
9.25%, 07/20/28 (Call 06/20/28)	650	685,126
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	3,088	2,448,381
1.63%, 03/15/31 (Call 12/15/30)	2,024	1,605,026
1.75%, 07/01/30 (Call 04/01/30)	1,932	1,588,203
1.75%, 02/01/31 (Call 11/01/30)(b)	2,110	1,708,999
2.13%, 04/15/27 (Call 02/15/27)	2,396	2,198,706
2.13%, 10/15/50 (Call 04/15/50)	2,487	1,357,936
2.25%, 04/15/30 (Call 01/15/30)	3,502	3,002,969
2.25%, 01/15/32 (Call 10/15/31)	2,577	2,104,972
2.88%, 11/15/29 (Call 08/15/29)	1,830	1,643,237
3.00%, 04/15/50 (Call 10/15/49)	3,988	2,696,839
3.05%, 03/01/50 (Call 09/01/49)	2,111	1,432,509
3.25%, 06/30/26 (Call 03/30/26)	1,084	1,041,208
3.25%, 10/01/26 (Call 07/01/26)	1,780	1,699,793
3.38%, 12/15/27 (Call 09/15/27)	2,260	2,133,474
3.88%, 09/15/28 (Call 06/15/28)	2,232	2,135,437
4.00%, 09/15/28 (Call 06/15/28)	1,741	1,675,982
4.38%, 02/01/29 (Call 11/01/28)	1,546	1,509,493
4.38%, 09/15/48 (Call 03/15/48)	864	734,158
4.63%, 01/15/33 (Call 10/15/32)	2,880	2,771,161
4.75%, 06/15/33 (Call 03/15/33)	1,700	1,646,620
4.88%, 06/15/28 (Call 05/15/28)	2,435	2,431,495
5.13%, 01/15/34 (Call 10/15/33)	2,250	2,227,056
5.25%, 06/15/53 (Call 12/15/52)	2,620	2,538,847
Public Storage Operating Co.
0.88%, 02/15/26 (Call 01/15/26)	2,733	2,522,075
1.50%, 11/09/26 (Call 10/09/26)	3,822	3,490,771
1.85%, 05/01/28 (Call 03/01/28)	2,700	2,386,978

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
1.95%, 11/09/28 (Call 09/09/28)(b)	$2,685	$2,358,564
2.25%, 11/09/31 (Call 08/09/31)	2,745	2,263,318
2.30%, 05/01/31 (Call 02/01/31)	2,740	2,298,958
3.09%, 09/15/27 (Call 06/15/27)	2,460	2,315,710
3.39%, 05/01/29 (Call 02/01/29)	2,661	2,480,244
5.10%, 08/01/33 (Call 05/01/33)	560	559,334
5.13%, 01/15/29 (Call 12/15/28)(b)	1,791	1,809,413
5.35%, 08/01/53 (Call 02/01/53)	1,379	1,371,079
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	2,532	2,063,718
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	1,633	1,489,935
1.80%, 03/15/33 (Call 12/15/32)	1,738	1,305,120
2.20%, 06/15/28 (Call 04/15/28)	1,520	1,349,085
2.85%, 12/15/32 (Call 09/15/32)	956	787,050
3.00%, 01/15/27 (Call 10/15/26)	2,789	2,629,087
3.10%, 12/15/29 (Call 09/15/29)	1,959	1,759,182
3.25%, 06/15/29 (Call 03/15/29)	1,272	1,163,781
3.25%, 01/15/31 (Call 10/15/30)	4,599	4,068,015
3.40%, 01/15/28 (Call 11/15/27)	1,985	1,862,971
3.65%, 01/15/28 (Call 10/15/27)	2,499	2,368,843
3.88%, 04/15/25 (Call 02/15/25)	3,097	3,044,489
3.95%, 08/15/27 (Call 05/15/27)	3,186	3,076,900
4.13%, 10/15/26 (Call 07/15/26)	2,801	2,724,926
4.63%, 11/01/25 (Call 09/01/25)	2,827	2,793,548
4.65%, 03/15/47 (Call 09/15/46)	2,984	2,602,606
4.70%, 12/15/28 (Call 11/15/28)	1,980	1,946,702
4.75%, 02/15/29 (Call 01/15/29)	1,745	1,707,822
4.85%, 03/15/30 (Call 01/15/30)	1,020	999,828
4.88%, 06/01/26 (Call 03/01/26)	2,819	2,795,704
4.90%, 07/15/33 (Call 04/15/33)	3,085	2,943,339
5.05%, 01/13/26 (Call 03/11/24)	1,370	1,363,836
5.63%, 10/13/32 (Call 07/13/32)	2,720	2,747,248
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	1,650	1,459,930
3.60%, 02/01/27 (Call 11/01/26)	576	550,797
3.70%, 06/15/30 (Call 03/15/30)	923	841,007
4.13%, 03/15/28 (Call 12/15/27)	1,591	1,519,444
4.40%, 02/01/47 (Call 08/01/46)	1,833	1,466,580
4.65%, 03/15/49 (Call 09/15/48)	1,516	1,283,301
Retail Opportunity Investments Partnership LP,
6.75%, 10/15/28 (Call 09/15/28)	105	108,615
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	2,128	1,723,024
2.15%, 09/01/31 (Call 06/01/31)	2,095	1,654,516
5.00%, 06/15/28 (Call 05/15/28)	1,370	1,354,940
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	3,847	3,124,610
3.90%, 10/15/29 (Call 07/15/29)	2,143	1,908,792
5.13%, 08/15/26 (Call 05/15/26)	3,156	3,097,297
Safehold GL Holdings LLC
2.80%, 06/15/31 (Call 03/15/31)	2,615	2,125,457
2.85%, 01/15/32 (Call 08/15/31)(b)	855	687,794
6.10%, 04/01/34 (Call 01/01/34)	575	569,445
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	3,724	3,377,323
1.75%, 02/01/28 (Call 11/01/27)	2,975	2,633,577
2.20%, 02/01/31 (Call 11/01/30)	3,014	2,470,787
2.25%, 01/15/32 (Call 10/15/31)	3,545	2,850,722
2.45%, 09/13/29 (Call 06/13/29)	6,068	5,286,459
2.65%, 07/15/30 (Call 04/15/30)	1,868	1,620,950
2.65%, 02/01/32 (Call 12/01/31)	2,385	1,981,130

80	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.25%, 11/30/26 (Call 08/30/26)	$3,448	$3,286,696
3.25%, 09/13/49 (Call 03/13/49)	5,283	3,673,556
3.30%, 01/15/26 (Call 10/15/25)	4,367	4,213,736
3.38%, 06/15/27 (Call 03/15/27)	2,052	1,947,539
3.38%, 12/01/27 (Call 09/01/27)	4,303	4,058,626
3.50%, 09/01/25 (Call 06/01/25)	5,551	5,415,817
3.80%, 07/15/50 (Call 01/15/50)	3,210	2,425,843
4.25%, 10/01/44 (Call 04/01/44)	1,610	1,315,713
4.25%, 11/30/46 (Call 05/30/46)	2,417	1,961,443
4.75%, 03/15/42 (Call 09/15/41)	2,416	2,155,673
5.50%, 03/08/33 (Call 12/08/32)(b)	3,255	3,282,744
5.85%, 03/08/53 (Call 09/03/52)	2,695	2,736,735
6.25%, 01/15/34 (Call 10/15/33)	865	910,698
6.65%, 01/15/54 (Call 07/15/53)	1,185	1,332,324
6.75%, 02/01/40 (Call 11/01/39)	2,298	2,528,554
SITE Centers Corp.
4.25%, 02/01/26 (Call 11/01/25)(b)	2,154	2,102,005
4.70%, 06/01/27 (Call 03/01/27)	2,399	2,357,701
Sixth Street Specialty Lending Inc., 6.95%, 08/14/28 (Call 07/14/28)	305	310,540
Store Capital LLC
2.70%, 12/01/31 (Call 09/01/31)	2,430	1,890,643
2.75%, 11/18/30 (Call 08/18/30)	1,154	913,502
4.50%, 03/15/28 (Call 12/15/27)	1,852	1,740,069
4.63%, 03/15/29 (Call 12/15/28)	2,191	2,044,034
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	1,043	905,119
2.70%, 07/15/31 (Call 04/15/31)	3,312	2,701,196
4.20%, 04/15/32 (Call 01/15/32)	1,700	1,508,678
5.70%, 01/15/33 (Call 10/15/32)	2,375	2,337,866
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	1,635	1,318,716
3.13%, 09/01/26 (Call 06/01/26)(b)	1,508	1,407,780
3.88%, 07/15/27 (Call 04/15/27)(b)	1,661	1,521,185
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	2,035	1,519,159
2.10%, 08/01/32 (Call 05/01/32)	1,485	1,148,096
2.10%, 06/15/33 (Call 03/15/33)(b)	980	738,705
2.95%, 09/01/26 (Call 06/01/26)	1,495	1,409,594
3.00%, 08/15/31 (Call 05/15/31)	2,408	2,065,827
3.10%, 11/01/34 (Call 08/01/34)	1,208	971,667
3.20%, 01/15/30 (Call 10/15/29)	2,493	2,230,214
3.50%, 07/01/27 (Call 04/01/27)	1,368	1,285,883
3.50%, 01/15/28 (Call 10/15/27)	1,050	979,135
4.40%, 01/26/29 (Call 10/26/28)	1,860	1,780,297
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	2,460	2,001,924
3.00%, 01/15/30 (Call 10/15/29)	2,160	1,885,310
3.25%, 10/15/26 (Call 07/15/26)	1,224	1,155,574
3.85%, 04/01/27 (Call 01/01/27)	1,700	1,620,535
4.00%, 03/01/28 (Call 12/01/27)	1,418	1,349,394
4.13%, 01/15/26 (Call 10/15/25)	3,189	3,104,410
4.38%, 02/01/45 (Call 08/01/44)	598	473,480
4.40%, 01/15/29 (Call 10/15/28)	2,134	2,043,153
4.75%, 11/15/30 (Call 08/15/30)	1,115	1,066,595
4.88%, 04/15/49 (Call 10/15/48)	1,347	1,139,658
5.70%, 09/30/43 (Call 03/30/43)	1,550	1,464,179
VICI Properties LP
4.38%, 05/15/25	3,490	3,432,671
4.75%, 02/15/28 (Call 01/15/28)	5,925	5,740,222
4.95%, 02/15/30 (Call 12/15/29)	4,800	4,581,341

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.13%, 05/15/32 (Call 02/15/32)	$6,210	$5,832,304
5.63%, 05/15/52 (Call 11/15/51)	3,748	3,378,896
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	2,283	1,977,417
2.70%, 02/15/27 (Call 12/15/26)	2,939	2,744,639
2.75%, 01/15/31 (Call 10/15/30)	1,541	1,313,578
2.75%, 01/15/32 (Call 10/15/31)	2,505	2,082,639
2.80%, 06/01/31 (Call 03/01/31)	3,730	3,164,626
3.10%, 01/15/30 (Call 10/15/29)	3,660	3,263,720
3.85%, 06/15/32 (Call 03/15/32)(b)	1,770	1,586,802
4.00%, 06/01/25 (Call 03/01/25)	5,963	5,853,391
4.13%, 03/15/29 (Call 12/15/28)	2,611	2,482,273
4.25%, 04/01/26 (Call 01/01/26)	4,347	4,262,098
4.25%, 04/15/28 (Call 01/15/28)	3,573	3,455,924
4.95%, 09/01/48 (Call 03/01/48)	745	669,898
6.50%, 03/15/41 (Call 09/15/40)	2,417	2,611,726
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	790	682,496
4.00%, 11/15/29 (Call 08/15/29)	3,124	2,933,783
4.00%, 04/15/30 (Call 01/15/30)	3,470	3,242,889
4.00%, 03/09/52 (Call 09/09/51)	664	520,497
4.75%, 05/15/26	2,997	2,961,249
6.95%, 10/01/27	2,179	2,310,465
7.38%, 03/15/32	3,058	3,452,657
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	1,420	1,078,175
2.40%, 02/01/31 (Call 11/01/30)	1,993	1,639,579
2.45%, 02/01/32 (Call 11/01/31)	2,460	1,958,098
3.85%, 07/15/29 (Call 04/15/29)	2,091	1,934,545
4.25%, 10/01/26 (Call 07/01/26)	1,535	1,494,022

		941,459,918

Retail — 0.7%
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	1,127	963,216
2.40%, 08/01/31 (Call 05/01/31)	2,625	2,078,434
3.80%, 11/15/27 (Call 08/15/27)	2,197	2,044,067
3.85%, 03/01/32 (Call 12/01/31)	2,400	2,094,542
4.50%, 10/01/25 (Call 07/01/25)	2,189	2,148,867
4.75%, 06/01/30 (Call 03/01/30)	2,953	2,807,502
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	806	641,171
3.13%, 04/21/26 (Call 01/21/26)	3,393	3,250,144
3.25%, 04/15/25 (Call 01/15/25)	3,493	3,408,990
3.63%, 04/15/25 (Call 03/15/25)	965	947,383
3.75%, 06/01/27 (Call 03/01/27)	2,529	2,428,846
3.75%, 04/18/29 (Call 01/18/29)	2,940	2,759,846
4.00%, 04/15/30 (Call 01/15/30)	3,125	2,937,389
4.50%, 02/01/28 (Call 01/01/28)	2,960	2,899,532
4.75%, 08/01/32 (Call 05/01/32)	3,280	3,151,715
4.75%, 02/01/33 (Call 11/01/32)	2,705	2,591,066
5.05%, 07/15/26	1,340	1,336,728
5.20%, 08/01/33 (Call 05/01/33)(b)	1,165	1,154,538
6.25%, 11/01/28 (Call 10/01/28)(b)	2,225	2,314,804
6.55%, 11/01/33 (Call 08/01/33)	1,625	1,753,924
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	3,694	3,033,950
4.45%, 10/01/28 (Call 07/01/28)(b)	3,549	3,475,621
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	5,416	4,867,799
1.60%, 04/20/30 (Call 01/20/30)	6,799	5,661,778
1.75%, 04/20/32 (Call 01/20/32)	4,885	3,905,765

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.00%, 05/18/27 (Call 02/18/27)	$5,932	$5,658,678
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	3,729	3,580,975
4.55%, 02/15/48 (Call 08/15/47)	2,015	1,635,617
6.30%, 10/10/33 (Call 07/10/33)	910	949,565
Dick’s Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)(b)	3,080	2,580,369
4.10%, 01/15/52 (Call 07/15/51)	4,030	2,831,129
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	2,348	2,123,312
3.88%, 04/15/27 (Call 01/15/27)	3,536	3,397,951
4.13%, 05/01/28 (Call 02/01/28)	2,477	2,393,035
4.13%, 04/03/50 (Call 10/03/49)	3,170	2,421,892
4.15%, 11/01/25 (Call 08/01/25)	2,307	2,259,673
4.63%, 11/01/27 (Call 10/01/27)	2,632	2,580,190
5.00%, 11/01/32 (Call 08/01/32)(b)	4,055	3,937,342
5.20%, 07/05/28 (Call 06/05/28)(b)	1,435	1,433,363
5.45%, 07/05/33 (Call 04/05/33)(b)	2,145	2,128,548
5.50%, 11/01/52 (Call 05/01/52)(b)	1,171	1,103,492
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	3,815	3,175,908
3.38%, 12/01/51 (Call 06/01/51)	2,845	1,879,946
4.00%, 05/15/25 (Call 03/15/25)	4,760	4,676,562
4.20%, 05/15/28 (Call 02/15/28)	5,918	5,701,630
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)	3,190	2,560,036
2.75%, 02/01/32 (Call 11/01/31)	800	657,462
6.50%, 11/01/28 (Call 10/01/28)	1,705	1,787,761
6.88%, 11/01/33 (Call 08/01/33)	1,875	2,048,028
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	3,592	3,097,721
1.38%, 03/15/31 (Call 12/15/30)	7,340	5,806,807
1.50%, 09/15/28 (Call 07/15/28)	2,070	1,803,319
1.88%, 09/15/31 (Call 06/15/31)	2,760	2,236,179
2.13%, 09/15/26 (Call 06/15/26)	4,435	4,144,466
2.38%, 03/15/51 (Call 09/15/50)	5,525	3,245,497
2.50%, 04/15/27 (Call 02/15/27)	4,874	4,539,742
2.70%, 04/15/25 (Call 03/15/25)	1,955	1,904,743
2.70%, 04/15/30 (Call 01/15/30)	6,921	6,122,492
2.75%, 09/15/51 (Call 03/15/51)	2,810	1,789,460
2.80%, 09/14/27 (Call 06/14/27)	4,374	4,098,572
2.88%, 04/15/27 (Call 03/15/27)	2,880	2,717,487
2.95%, 06/15/29 (Call 03/15/29)	3,956	3,610,979
3.00%, 04/01/26 (Call 01/01/26)	5,802	5,589,252
3.13%, 12/15/49 (Call 06/15/49)	5,754	4,003,979
3.25%, 04/15/32 (Call 01/15/32)	6,175	5,476,585
3.30%, 04/15/40 (Call 10/15/39)	3,957	3,101,085
3.35%, 09/15/25 (Call 06/15/25)	2,965	2,892,482
3.35%, 04/15/50 (Call 10/15/49)	5,846	4,236,940
3.50%, 09/15/56 (Call 03/15/56)	3,535	2,588,948
3.63%, 04/15/52 (Call 10/15/51)	6,275	4,743,111
3.90%, 12/06/28 (Call 09/06/28)	5,418	5,242,776
3.90%, 06/15/47 (Call 12/15/46)	5,161	4,157,177
4.00%, 09/15/25 (Call 08/15/25)	1,865	1,835,655
4.20%, 04/01/43 (Call 10/01/42)	4,694	4,043,168
4.25%, 04/01/46 (Call 10/01/45)	6,620	5,651,119
4.40%, 03/15/45 (Call 09/15/44)	3,447	3,025,169
4.50%, 09/15/32 (Call 06/15/32)	2,360	2,306,433
4.50%, 12/06/48 (Call 06/06/48)	6,463	5,702,816
4.88%, 02/15/44 (Call 08/15/43)	4,425	4,151,136
4.90%, 04/15/29 (Call 03/15/29)(b)	2,060	2,067,374

Security	Par (000)	Value

Retail (continued)
4.95%, 09/30/26 (Call 08/30/26)	$2,360	$2,361,093
4.95%, 09/15/52 (Call 03/15/52)(b)	2,190	2,072,308
5.40%, 09/15/40 (Call 03/15/40)	2,803	2,819,387
5.88%, 12/16/36	12,188	12,983,057
5.95%, 04/01/41 (Call 10/01/40)	4,435	4,731,731
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	5,592	4,845,928
1.70%, 09/15/28 (Call 07/15/28)	4,578	3,977,829
1.70%, 10/15/30 (Call 07/15/30)	4,788	3,882,162
2.50%, 04/15/26 (Call 01/15/26)	4,067	3,860,721
2.63%, 04/01/31 (Call 01/01/31)	6,397	5,454,868
2.80%, 09/15/41 (Call 03/15/41)	4,451	3,106,795
3.00%, 10/15/50 (Call 04/15/50)	5,463	3,524,397
3.10%, 05/03/27 (Call 02/03/27)	5,601	5,293,106
3.35%, 04/01/27 (Call 03/01/27)	2,763	2,632,536
3.38%, 09/15/25 (Call 06/15/25)	4,982	4,846,504
3.50%, 04/01/51 (Call 10/01/50)	3,892	2,745,209
3.65%, 04/05/29 (Call 01/05/29)	5,283	4,981,035
3.70%, 04/15/46 (Call 10/15/45)	7,346	5,529,663
3.75%, 04/01/32 (Call 01/01/32)	5,890	5,345,247
4.00%, 04/15/25 (Call 03/15/25)	3,817	3,761,873
4.05%, 05/03/47 (Call 11/03/46)	6,274	4,970,327
4.25%, 04/01/52 (Call 10/01/51)	4,950	3,980,373
4.38%, 09/15/45 (Call 03/15/45)	2,315	1,962,190
4.40%, 09/08/25	2,745	2,711,582
4.45%, 04/01/62 (Call 10/01/61)	3,240	2,590,241
4.50%, 04/15/30 (Call 01/15/30)	5,139	4,992,542
4.55%, 04/05/49 (Call 10/05/48)	1,918	1,621,719
4.65%, 04/15/42 (Call 10/15/41)	2,380	2,128,624
4.80%, 04/01/26 (Call 03/01/26)	2,865	2,846,115
5.00%, 04/15/33 (Call 01/15/33)	3,840	3,784,203
5.00%, 04/15/40 (Call 10/15/39)	2,471	2,347,801
5.13%, 04/15/50 (Call 10/15/49)	1,180	1,088,390
5.15%, 07/01/33 (Call 04/01/33)(b)	3,895	3,876,329
5.50%, 10/15/35	593	609,895
5.63%, 04/15/53 (Call 10/15/52)	5,210	5,176,796
5.75%, 07/01/53 (Call 01/01/53)	1,265	1,277,504
5.80%, 09/15/62 (Call 03/15/62)	3,625	3,618,701
5.85%, 04/01/63 (Call 10/01/62)	3,475	3,506,037
6.50%, 03/15/29	3,245	3,471,007
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	2,160	2,044,612
2.13%, 03/01/30 (Call 12/01/29)	3,700	3,165,906
2.63%, 09/01/29 (Call 06/01/29)	5,073	4,537,872
3.30%, 07/01/25 (Call 06/01/25)	4,711	4,599,234
3.38%, 05/26/25 (Call 02/26/25)	2,590	2,531,607
3.50%, 03/01/27 (Call 12/01/26)(b)	4,299	4,139,087
3.50%, 07/01/27 (Call 05/01/27)	4,748	4,543,434
3.60%, 07/01/30 (Call 04/01/30)	4,080	3,778,309
3.63%, 05/01/43	1,981	1,560,126
3.63%, 09/01/49 (Call 03/01/49)	7,197	5,372,783
3.70%, 01/30/26 (Call 10/30/25)	5,835	5,702,465
3.70%, 02/15/42	2,596	2,086,627
3.80%, 04/01/28 (Call 01/01/28)	5,761	5,530,317
4.20%, 04/01/50 (Call 10/01/49)	3,431	2,826,698
4.45%, 03/01/47 (Call 09/01/46)	4,435	3,810,527
4.45%, 09/01/48 (Call 03/01/48)	3,200	2,764,709
4.60%, 09/09/32 (Call 06/09/32)	425	414,923
4.60%, 05/26/45 (Call 11/26/44)	2,704	2,405,988
4.70%, 12/09/35 (Call 06/09/35)	3,776	3,626,682
4.80%, 08/14/28 (Call 07/14/28)	1,970	1,964,184

82	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.88%, 07/15/40	$1,647	$1,570,724
4.88%, 12/09/45 (Call 06/09/45)	6,700	6,156,942
4.95%, 08/14/33 (Call 05/14/33)	2,905	2,878,452
5.15%, 09/09/52 (Call 03/09/52)	1,145	1,087,375
5.45%, 08/14/53 (Call 02/14/53)(b)	3,435	3,410,879
5.70%, 02/01/39	2,044	2,104,183
6.30%, 10/15/37	4,008	4,364,840
6.30%, 03/01/38	3,143	3,419,772
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	1,285	1,030,120
3.55%, 03/15/26 (Call 12/15/25)	3,108	3,007,322
3.60%, 09/01/27 (Call 06/01/27)	3,501	3,335,183
3.90%, 06/01/29 (Call 03/01/29)	2,597	2,463,237
4.20%, 04/01/30 (Call 01/01/30)	3,131	2,971,999
4.35%, 06/01/28 (Call 03/01/28)	1,950	1,899,977
4.70%, 06/15/32 (Call 03/15/32)	4,350	4,206,654
5.75%, 11/20/26 (Call 10/20/26)	1,740	1,764,828
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	3,765	3,443,418
1.88%, 04/15/31 (Call 01/15/31)	1,785	1,449,846
4.60%, 04/15/25 (Call 03/15/25)	3,019	2,989,903
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	3,086	2,827,664
2.25%, 03/12/30 (Call 12/12/29)	3,850	3,292,355
2.45%, 06/15/26 (Call 03/15/26)	2,096	1,978,842
2.55%, 11/15/30 (Call 08/15/30)	5,231	4,490,399
3.00%, 02/14/32 (Call 11/14/31)	4,495	3,894,302
3.35%, 03/12/50 (Call 09/12/49)	2,253	1,590,146
3.50%, 03/01/28 (Call 12/01/27)	2,676	2,536,895
3.50%, 11/15/50 (Call 05/15/50)	4,255	3,106,805
3.55%, 08/15/29 (Call 05/15/29)	3,780	3,543,588
3.75%, 12/01/47 (Call 06/01/47)	3,469	2,675,977
3.80%, 08/15/25 (Call 06/15/25)	4,556	4,461,657
4.00%, 11/15/28 (Call 08/15/28)	3,750	3,622,114
4.30%, 06/15/45 (Call 12/15/44)	2,716	2,318,150
4.45%, 08/15/49 (Call 02/15/49)	2,329	1,992,639
4.50%, 11/15/48 (Call 05/15/48)	5,295	4,576,114
4.75%, 02/15/26 (Call 01/15/26)	2,645	2,627,618
4.80%, 02/15/33 (Call 11/15/32)(b)	2,205	2,174,093
4.85%, 02/08/27 (Call 01/08/27)	1,605	1,596,539
4.90%, 02/15/31 (Call 12/15/30)	1,325	1,309,135
5.00%, 02/15/34 (Call 11/15/33)	1,325	1,303,940
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(b)	4,697	4,341,741
2.25%, 04/15/25 (Call 03/15/25)	8,263	8,005,697
2.35%, 02/15/30 (Call 11/15/29)	3,736	3,258,865
2.50%, 04/15/26	5,056	4,828,983
2.65%, 09/15/30 (Call 06/15/30)	2,654	2,327,733
2.95%, 01/15/52 (Call 07/15/51)	4,720	3,133,322
3.38%, 04/15/29 (Call 01/15/29)	4,643	4,351,548
3.63%, 04/15/46	3,698	2,884,459
3.90%, 11/15/47 (Call 05/15/47)	3,042	2,480,241
4.00%, 07/01/42	2,616	2,251,139
4.40%, 01/15/33 (Call 10/15/32)	2,215	2,137,557
4.50%, 09/15/32 (Call 06/15/32)	4,385	4,243,702
4.80%, 01/15/53 (Call 07/15/52)(b)	5,166	4,767,417
6.35%, 11/01/32	581	635,355
6.50%, 10/15/37	1,498	1,673,521
7.00%, 01/15/38	1,279	1,493,656
TJX Companies Inc. (The) 1.15%, 05/15/28 (Call 03/15/28)	976	841,199

Security	Par (000)	Value

Retail (continued)
1.60%, 05/15/31 (Call 02/15/31)	$375	$302,226
2.25%, 09/15/26 (Call 06/15/26)	6,565	6,166,921
3.88%, 04/15/30 (Call 01/15/30)	3,400	3,223,602
4.50%, 04/15/50 (Call 10/15/49)	2,675	2,437,054
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	3,065	2,467,918
5.25%, 05/15/33 (Call 02/15/33)	1,030	1,023,605
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	1,162	1,036,830
2.50%, 09/22/41 (Call 03/22/41)	6,086	4,291,990
2.65%, 09/22/51 (Call 03/22/51)	7,225	4,711,182
2.95%, 09/24/49 (Call 03/24/49)	1,638	1,143,182
3.05%, 07/08/26 (Call 05/08/26)	1,100	1,058,292
3.25%, 07/08/29 (Call 04/08/29)(b)	2,623	2,467,632
3.55%, 06/26/25 (Call 04/26/25)	1,260	1,239,774
3.63%, 12/15/47 (Call 06/15/47)	905	712,834
3.70%, 06/26/28 (Call 03/26/28)	4,497	4,350,532
3.90%, 04/15/28 (Call 03/15/28)	3,200	3,122,152
3.95%, 06/28/38 (Call 12/28/37)	1,850	1,669,862
4.00%, 04/15/26 (Call 03/15/26)	2,315	2,279,334
4.00%, 04/15/30 (Call 02/15/30)(b)	2,974	2,881,787
4.00%, 04/11/43 (Call 10/11/42)	235	203,336
4.05%, 06/29/48 (Call 12/29/47)	3,735	3,212,586
4.10%, 04/15/33 (Call 01/15/33)	3,825	3,643,027
4.15%, 09/09/32 (Call 06/09/32)	4,280	4,129,796
4.30%, 04/22/44 (Call 10/22/43)	90	82,090
4.50%, 09/09/52 (Call 03/09/52)	3,110	2,831,523
4.50%, 04/15/53 (Call 10/15/52)	8,955	8,145,250
5.00%, 10/25/40	235	237,308
5.25%, 09/01/35	2,170	2,246,125
5.63%, 04/01/40	1,466	1,557,467
5.63%, 04/15/41	85	90,296
5.88%, 04/05/27	330	342,970
6.20%, 04/15/38	1,084	1,215,818
6.50%, 08/15/37	5,675	6,510,748
7.55%, 02/15/30	2,805	3,244,923

		704,225,398

Semiconductors — 0.7%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)	3,325	3,110,395
4.39%, 06/01/52 (Call 12/01/51)	2,560	2,258,789
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	3,494	3,049,260
2.10%, 10/01/31 (Call 07/01/31)	2,925	2,413,259
2.80%, 10/01/41 (Call 04/01/41)	3,015	2,139,617
2.95%, 04/01/25 (Call 03/01/25)	1,881	1,837,367
2.95%, 10/01/51 (Call 04/01/51)	3,990	2,657,840
3.45%, 06/15/27 (Call 03/15/27)	2,757	2,639,243
3.50%, 12/05/26 (Call 09/05/26)	5,653	5,459,612
5.30%, 12/15/45 (Call 06/15/45)	300	292,707
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	5,535	4,616,044
2.75%, 06/01/50 (Call 12/01/49)	3,441	2,314,094
3.30%, 04/01/27 (Call 01/01/27)	6,135	5,872,398
3.90%, 10/01/25 (Call 07/01/25)	4,311	4,235,373
4.35%, 04/01/47 (Call 10/01/46)	4,497	3,987,331
5.10%, 10/01/35 (Call 04/01/35)	2,604	2,635,773
5.85%, 06/15/41	2,779	2,988,919

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	$4,199	$3,955,287
3.88%, 01/15/27 (Call 10/15/26)	14,132	13,661,834
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(c)	810	718,940
2.45%, 02/15/31 (Call 11/15/30)(c)	10,800	8,989,467
2.60%, 02/15/33 (Call 11/15/32)(c)	5,350	4,293,653
3.14%, 11/15/35 (Call 08/15/35)(c)	5,885	4,664,342
3.15%, 11/15/25 (Call 10/15/25)	4,367	4,215,301
3.19%, 11/15/36 (Call 08/15/36)(c)	2,780	2,172,632
3.42%, 04/15/33 (Call 01/15/33)(c)	13,881	11,853,583
3.46%, 09/15/26 (Call 07/15/26)	1,575	1,510,797
3.47%, 04/15/34 (Call 01/15/34)(c)	12,970	10,951,069
3.50%, 02/15/41 (Call 08/15/40)(c)	10,608	8,104,979
3.75%, 02/15/51 (Call 08/15/50)(c)	5,886	4,400,831
4.00%, 04/15/29 (Call 02/15/29)(c)	4,190	3,964,811
4.11%, 09/15/28 (Call 06/15/28)	690	661,293
4.15%, 11/15/30 (Call 08/15/30)	4,915	4,594,752
4.15%, 04/15/32 (Call 01/15/32)(c)	4,705	4,319,494
4.30%, 11/15/32 (Call 08/15/32)	8,034	7,439,610
4.75%, 04/15/29 (Call 01/15/29)	1,415	1,388,478
4.93%, 05/15/37 (Call 02/15/37)(c)	19,710	18,365,051
5.00%, 04/15/30 (Call 01/15/30)	940	936,710
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	4,623	4,021,091
2.00%, 08/12/31 (Call 05/12/31)	5,485	4,451,227
2.45%, 11/15/29 (Call 08/15/29)	8,257	7,230,935
2.60%, 05/19/26 (Call 02/19/26)	4,661	4,433,269
2.80%, 08/12/41 (Call 02/12/41)	3,630	2,572,012
3.05%, 08/12/51 (Call 02/12/51)	2,920	1,929,659
3.10%, 02/15/60 (Call 08/15/59)	4,615	2,917,032
3.15%, 05/11/27 (Call 02/11/27)	3,928	3,722,256
3.20%, 08/12/61 (Call 02/12/61)	2,570	1,653,403
3.25%, 11/15/49 (Call 05/15/49)	10,583	7,311,911
3.40%, 03/25/25 (Call 02/25/25)	5,912	5,797,769
3.70%, 07/29/25 (Call 04/29/25)	8,704	8,524,980
3.73%, 12/08/47 (Call 06/08/47)	7,985	6,052,211
3.75%, 03/25/27 (Call 01/25/27)	5,200	5,029,596
3.75%, 08/05/27 (Call 07/05/27)	4,405	4,245,520
3.90%, 03/25/30 (Call 12/25/29)	6,444	6,058,992
4.00%, 08/05/29 (Call 06/05/29)	3,660	3,499,308
4.00%, 12/15/32	3,846	3,549,564
4.10%, 05/19/46 (Call 11/19/45)	5,232	4,320,543
4.10%, 05/11/47 (Call 11/11/46)	5,258	4,324,088
4.15%, 08/05/32 (Call 05/05/32)	3,565	3,350,149
4.25%, 12/15/42(b)	4,497	3,833,862
4.60%, 03/25/40 (Call 09/25/39)	4,659	4,322,063
4.75%, 03/25/50 (Call 09/25/49)	7,379	6,553,142
4.80%, 10/01/41	1,795	1,675,734
4.88%, 02/10/26	7,460	7,435,979
4.88%, 02/10/28 (Call 01/10/28)	6,131	6,113,942
4.90%, 07/29/45 (Call 01/29/45)	2,676	2,531,195
4.90%, 08/05/52 (Call 02/05/52)	4,110	3,765,798
4.95%, 03/25/60 (Call 09/25/59)	3,739	3,410,749
5.00%, 02/21/31 (Call 12/21/30)	2,320	2,305,472
5.05%, 08/05/62 (Call 02/05/62)	3,376	3,115,753
5.13%, 02/10/30 (Call 12/10/29)	5,435	5,477,852
5.15%, 02/21/34 (Call 11/21/33)	1,915	1,896,202
5.20%, 02/10/33 (Call 11/10/32)	8,565	8,568,655
5.60%, 02/21/54 (Call 08/21/53)	980	979,834

Security	Par (000)	Value

Semiconductors (continued)
5.63%, 02/10/43 (Call 08/10/42)	$4,220	$4,289,037
5.70%, 02/10/53 (Call 08/10/52)	6,940	7,013,266
5.90%, 02/10/63 (Call 08/10/62)	5,185	5,401,321
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	3,483	2,500,103
4.10%, 03/15/29 (Call 12/15/28)	5,923	5,744,463
4.65%, 07/15/32 (Call 04/15/32)	2,305	2,246,876
4.70%, 02/01/34 (Call 11/01/33)	1,500	1,460,743
4.95%, 07/15/52 (Call 01/15/52)	5,420	5,137,759
5.00%, 03/15/49 (Call 09/15/48)	2,089	2,007,812
5.25%, 07/15/62 (Call 01/15/62)	3,395	3,298,642
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	3,975	3,335,856
2.88%, 06/15/50 (Call 12/15/49)	3,479	2,352,119
3.13%, 06/15/60 (Call 12/15/59)	2,916	1,911,686
3.75%, 03/15/26 (Call 01/15/26)	4,990	4,869,818
3.80%, 03/15/25 (Call 12/15/24)	2,832	2,790,505
4.00%, 03/15/29 (Call 12/15/28)	4,456	4,293,920
4.88%, 03/15/49 (Call 09/15/48)	3,545	3,335,559
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	3,365	3,121,544
2.45%, 04/15/28 (Call 02/15/28)	3,692	3,314,971
2.95%, 04/15/31 (Call 01/15/31)	3,140	2,688,968
4.88%, 06/22/28 (Call 03/22/28)	860	844,796
5.75%, 02/15/29 (Call 01/15/29)	1,145	1,166,729
5.95%, 09/15/33 (Call 06/15/33)	1,365	1,407,647
Microchip Technology Inc., 4.25%, 09/01/25
(Call 04/01/24)	5,995	5,885,332
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	4,477	3,672,754
3.37%, 11/01/41 (Call 05/01/41)	2,340	1,702,080
3.48%, 11/01/51 (Call 05/01/51)	2,490	1,729,668
4.19%, 02/15/27 (Call 12/15/26)	3,939	3,827,568
4.66%, 02/15/30 (Call 11/15/29)	3,812	3,681,485
4.98%, 02/06/26 (Call 12/06/25)	2,966	2,948,623
5.30%, 01/15/31 (Call 11/15/30)	2,025	2,004,436
5.33%, 02/06/29 (Call 11/06/28)	3,099	3,102,019
5.38%, 04/15/28 (Call 03/15/28)	2,710	2,717,376
5.88%, 02/09/33 (Call 11/09/32)	2,740	2,796,303
5.88%, 09/15/33 (Call 06/15/33)(b)	3,725	3,796,588
6.75%, 11/01/29 (Call 09/01/29)	5,180	5,497,467
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	7,540	6,671,010
2.00%, 06/15/31 (Call 03/15/31)	4,333	3,619,791
2.85%, 04/01/30 (Call 01/01/30)	5,662	5,098,600
3.20%, 09/16/26 (Call 06/16/26)	4,507	4,344,446
3.50%, 04/01/40 (Call 10/01/39)	4,388	3,674,953
3.50%, 04/01/50 (Call 10/01/49)	8,087	6,335,833
3.70%, 04/01/60 (Call 10/01/59)(b)	2,850	2,241,571
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	2,525	2,520,957
5.55%, 12/01/28 (Call 09/01/28)	2,412	2,438,568
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	4,274	3,538,481
2.65%, 02/15/32 (Call 11/15/31)	4,111	3,374,938
2.70%, 05/01/25 (Call 04/01/25)	2,514	2,431,285
3.13%, 02/15/42 (Call 08/15/41)	2,395	1,702,231
3.15%, 05/01/27 (Call 03/01/27)	2,855	2,684,040
3.25%, 05/11/41 (Call 11/11/40)	3,975	2,921,156
3.25%, 11/30/51 (Call 05/30/51)	2,220	1,493,157
3.40%, 05/01/30 (Call 02/01/30)	4,323	3,869,909

84	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.88%, 06/18/26 (Call 04/18/26)	$3,730	$3,609,449
4.30%, 06/18/29 (Call 03/18/29)	5,104	4,872,531
4.40%, 06/01/27 (Call 05/01/27)	1,180	1,152,794
5.00%, 01/15/33 (Call 10/15/32)	4,360	4,213,238
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	4,780	4,445,203
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	4,425	3,847,192
1.65%, 05/20/32 (Call 02/20/32)	5,608	4,377,137
2.15%, 05/20/30 (Call 02/20/30)	6,475	5,538,307
3.25%, 05/20/27 (Call 02/20/27)	9,262	8,830,652
3.25%, 05/20/50 (Call 11/20/49)	3,819	2,781,276
3.45%, 05/20/25 (Call 02/20/25)	966	946,030
4.25%, 05/20/32 (Call 02/20/32)	2,311	2,204,307
4.30%, 05/20/47 (Call 11/20/46)	6,455	5,594,988
4.50%, 05/20/52 (Call 11/20/51)	4,285	3,774,237
4.65%, 05/20/35 (Call 11/20/34)	5,482	5,359,841
4.80%, 05/20/45 (Call 11/20/44)	5,871	5,510,090
5.40%, 05/20/33 (Call 02/20/33)(b)	3,825	3,963,340
6.00%, 05/20/53 (Call 11/20/52)	4,280	4,692,044
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	3,410	3,154,086
3.00%, 06/01/31 (Call 03/01/31)	2,970	2,487,319
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	1,090	994,690
1.38%, 03/12/25 (Call 02/12/25)	4,308	4,143,899
1.75%, 05/04/30 (Call 02/04/30)	5,090	4,259,396
1.90%, 09/15/31 (Call 06/15/31)	3,155	2,603,759
2.25%, 09/04/29 (Call 06/04/29)	3,483	3,073,863
2.70%, 09/15/51 (Call 03/15/51)	2,235	1,434,354
2.90%, 11/03/27 (Call 08/03/27)	4,036	3,788,422
3.65%, 08/16/32 (Call 05/16/32)	3,220	2,957,151
3.88%, 03/15/39 (Call 09/15/38)	3,388	2,978,200
4.10%, 08/16/52 (Call 02/16/52)	1,381	1,155,513
4.15%, 05/15/48 (Call 11/15/47)	6,166	5,236,139
4.60%, 02/08/27 (Call 01/08/27)	1,125	1,121,116
4.60%, 02/15/28 (Call 01/15/28)	2,885	2,879,775
4.60%, 02/08/29 (Call 01/08/29)	1,175	1,168,651
4.85%, 02/08/34 (Call 11/08/33)	1,125	1,118,252
4.90%, 03/14/33 (Call 12/14/32)	2,460	2,462,016
5.00%, 03/14/53 (Call 09/14/52)	2,685	2,593,723
5.05%, 05/18/63 (Call 11/18/62)	3,320	3,175,535
5.15%, 02/08/54 (Call 08/08/53)(b)	1,125	1,114,714
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	6,420	5,896,062
2.50%, 10/25/31 (Call 07/25/31)	5,805	4,914,072
3.13%, 10/25/41 (Call 04/25/41)	5,260	4,170,052
3.25%, 10/25/51 (Call 04/25/51)(b)	4,430	3,358,148
3.88%, 04/22/27 (Call 03/22/27)	1,225	1,187,541
4.13%, 04/22/29 (Call 02/22/29)(b)	855	826,619
4.25%, 04/22/32 (Call 01/22/32)(b)	1,505	1,453,391
4.50%, 04/22/52 (Call 10/22/51)(b)	1,445	1,389,258
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	4,366	3,778,284

		664,096,103

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	2,814	2,446,587
3.48%, 12/01/27 (Call 09/01/27)	3,151	2,952,208
3.84%, 05/01/25 (Call 04/01/25)	2,500	2,445,476
4.20%, 05/01/30 (Call 02/01/30)	1,735	1,631,157
		9,475,428

Security	Par (000)	Value

Software — 0.7%
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	$4,816	$4,482,890
2.30%, 02/01/30 (Call 11/01/29)	6,866	5,989,268
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	4,678	3,880,573
2.85%, 01/15/30 (Call 10/15/29)	2,662	2,359,755
3.50%, 06/15/27 (Call 03/15/27)	3,905	3,733,754
4.38%, 06/15/25 (Call 03/15/25)	3,357	3,318,707
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	5,486	4,596,414
2.90%, 12/01/29 (Call 09/01/29)	4,403	3,876,027
3.40%, 06/27/26 (Call 03/27/26)	3,317	3,170,408
Concentrix Corp.
6.60%, 08/02/28 (Call 07/02/28)(b)	3,300	3,315,197
6.65%, 08/02/26 (Call 07/02/26)	3,090	3,119,014
6.85%, 08/02/33 (Call 05/02/33)	2,620	2,562,043
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	3,867	3,147,434
2.95%, 02/15/51 (Call 08/15/50)	2,713	1,802,923
4.80%, 03/01/26 (Call 12/01/25)(b)	3,642	3,622,576
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	6,458	5,973,053
1.65%, 03/01/28 (Call 01/01/28)	3,729	3,286,323
2.25%, 03/01/31 (Call 12/01/30)	6,755	5,645,135
3.10%, 03/01/41 (Call 09/01/40)	3,530	2,541,576
3.75%, 05/21/29 (Call 02/21/29)	60	57,111
4.50%, 07/15/25	2,575	2,550,436
4.50%, 08/15/46 (Call 02/15/46)	1,262	1,034,369
4.70%, 07/15/27 (Call 06/15/27)	2,760	2,739,159
5.10%, 07/15/32 (Call 04/15/32)(b)	2,600	2,598,422
5.63%, 07/15/52 (Call 01/15/52)	2,270	2,245,167
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	2,765	2,530,023
2.65%, 06/01/30 (Call 03/01/30)	5,589	4,805,872
3.20%, 07/01/26 (Call 05/01/26)	8,434	8,054,800
3.50%, 07/01/29 (Call 04/01/29)	10,355	9,521,779
3.85%, 06/01/25 (Call 03/01/25)	4,945	4,846,171
4.20%, 10/01/28 (Call 07/01/28)	4,912	4,711,758
4.40%, 07/01/49 (Call 01/01/49)	8,430	7,050,332
5.15%, 03/15/27 (Call 02/15/27)	2,180	2,179,233
5.35%, 03/15/31 (Call 01/15/31)	2,260	2,261,320
5.38%, 08/21/28 (Call 07/21/28)	2,800	2,817,285
5.45%, 03/02/28 (Call 02/02/28)	3,550	3,578,981
5.45%, 03/15/34 (Call 12/15/33)	2,030	2,027,276
5.60%, 03/02/33 (Call 12/02/32)	1,630	1,643,365
5.63%, 08/21/33 (Call 05/21/33)	2,750	2,780,895
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	4,225	3,986,196
1.35%, 07/15/27 (Call 05/15/27)	3,529	3,148,370
1.65%, 07/15/30 (Call 04/15/30)	4,342	3,560,412
5.13%, 09/15/28 (Call 08/15/28)	4,155	4,205,051
5.20%, 09/15/33 (Call 06/15/33)	3,935	3,974,309
5.25%, 09/15/26 (Call 08/15/26)	2,825	2,849,637
5.50%, 09/15/53 (Call 03/15/53)	1,435	1,479,803
Microsoft Corp.
1.35%, 09/15/30 (Call 06/15/30)(c)	3,255	2,663,933
2.40%, 08/08/26 (Call 05/08/26)	15,800	14,956,756
2.50%, 09/15/50 (Call 03/15/50)(c)	6,243	3,961,172
2.53%, 06/01/50 (Call 12/01/49)	30,520	19,666,881
2.68%, 06/01/60 (Call 12/01/59)	15,503	9,790,248
2.92%, 03/17/52 (Call 09/17/51)	24,531	16,932,146

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.04%, 03/17/62 (Call 09/17/61)	$9,019	$6,132,905
3.13%, 11/03/25 (Call 08/03/25)	8,536	8,297,190
3.30%, 02/06/27 (Call 11/06/26)	14,760	14,257,352
3.40%, 09/15/26 (Call 06/15/26)(c)	5,015	4,850,905
3.40%, 06/15/27 (Call 03/15/27)(b)(c)	2,535	2,432,936
3.45%, 08/08/36 (Call 02/08/36)	7,521	6,625,208
3.50%, 02/12/35 (Call 08/12/34)	11,241	10,198,156
3.50%, 11/15/42	2,930	2,455,491
3.70%, 08/08/46 (Call 02/08/46)	3,840	3,194,304
3.75%, 02/12/45 (Call 08/12/44)	1,295	1,106,337
3.95%, 08/08/56 (Call 02/08/56)	870	732,327
4.00%, 02/12/55 (Call 08/12/54)	1,980	1,717,604
4.10%, 02/06/37 (Call 08/06/36)	3,375	3,179,665
4.20%, 11/03/35 (Call 05/03/35)	1,210	1,169,335
4.25%, 02/06/47 (Call 08/06/46)	1,827	1,682,869
4.45%, 11/03/45 (Call 05/03/45)	2,946	2,808,875
4.50%, 10/01/40	2,770	2,704,255
4.50%, 06/15/47 (Call 12/15/46)(c)	2,343	2,182,246
4.50%, 02/06/57 (Call 08/06/56)	1,310	1,237,302
5.20%, 06/01/39(b)	1,140	1,204,059
5.30%, 02/08/41(b)	2,715	2,904,024
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	8,290	7,699,704
2.30%, 03/25/28 (Call 01/25/28)	9,455	8,470,735
2.50%, 04/01/25 (Call 03/01/25)(b)	10,119	9,800,604
2.65%, 07/15/26 (Call 04/15/26)	13,940	13,129,904
2.80%, 04/01/27 (Call 02/01/27)	9,532	8,890,783
2.88%, 03/25/31 (Call 12/25/30)	11,486	9,908,619
2.95%, 05/15/25 (Call 02/15/25)	8,324	8,078,472
2.95%, 04/01/30 (Call 01/01/30)	13,075	11,531,452
3.25%, 11/15/27 (Call 08/15/27)	9,362	8,778,608
3.25%, 05/15/30 (Call 02/15/30)	1,504	1,348,016
3.60%, 04/01/40 (Call 10/01/39)	13,530	10,446,274
3.60%, 04/01/50 (Call 10/01/49)	17,548	12,350,446
3.65%, 03/25/41 (Call 09/25/40)	7,833	6,024,045
3.80%, 11/15/37 (Call 05/15/37)	7,448	6,125,960
3.85%, 07/15/36 (Call 01/15/36)	5,407	4,545,277
3.85%, 04/01/60 (Call 10/01/59)	13,483	9,366,372
3.90%, 05/15/35 (Call 11/15/34)	5,250	4,506,424
3.95%, 03/25/51 (Call 09/25/50)	12,185	9,081,867
4.00%, 07/15/46 (Call 01/15/46)	10,899	8,383,518
4.00%, 11/15/47 (Call 05/15/47)	8,673	6,631,006
4.10%, 03/25/61 (Call 09/25/60)	5,515	4,036,589
4.13%, 05/15/45 (Call 11/15/44)	8,294	6,552,623
4.30%, 07/08/34 (Call 01/08/34)	7,287	6,607,023
4.38%, 05/15/55 (Call 11/15/54)	5,059	3,964,114
4.50%, 05/06/28 (Call 04/06/28)	2,270	2,226,647
4.50%, 07/08/44 (Call 01/08/44)	3,438	2,885,539
4.65%, 05/06/30 (Call 03/06/30)	2,255	2,193,703
4.90%, 02/06/33 (Call 11/06/32)	4,765	4,600,939
5.38%, 07/15/40	8,379	8,013,959
5.55%, 02/06/53 (Call 08/06/52)	7,145	6,838,853
5.80%, 11/10/25	2,115	2,132,000
6.13%, 07/08/39	4,778	4,916,914
6.15%, 11/09/29 (Call 09/09/29)	5,330	5,572,977
6.25%, 11/09/32 (Call 08/09/32)	7,452	7,868,721
6.50%, 04/15/38	6,250	6,675,236
6.90%, 11/09/52 (Call 05/09/52)	8,845	9,979,658
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	3,876	3,629,768
1.40%, 09/15/27 (Call 07/15/27)	3,221	2,845,256

Security	Par (000)	Value

Software (continued)
1.75%, 02/15/31 (Call 11/15/30)	$4,528	$3,617,449
2.00%, 06/30/30 (Call 03/30/30)	2,854	2,370,846
2.95%, 09/15/29 (Call 06/15/29)	3,618	3,238,687
3.80%, 12/15/26 (Call 09/15/26)	3,712	3,588,028
3.85%, 12/15/25 (Call 09/15/25)	3,121	3,044,937
4.20%, 09/15/28 (Call 06/15/28)	3,869	3,738,545
Salesforce Inc.
1.50%, 07/15/28 (Call 05/15/28)	3,105	2,716,128
1.95%, 07/15/31 (Call 04/15/31)	5,252	4,300,956
2.70%, 07/15/41 (Call 01/15/41)	3,400	2,425,266
2.90%, 07/15/51 (Call 01/15/51)	5,840	3,884,467
3.05%, 07/15/61 (Call 01/15/61)	4,350	2,797,337
3.70%, 04/11/28 (Call 01/11/28)	9,011	8,694,926
ServiceNow Inc., 1.40%, 09/01/30
(Call 06/01/30)	7,809	6,264,089
Take-Two Interactive Software Inc.
3.55%, 04/14/25	3,300	3,232,669
3.70%, 04/14/27 (Call 03/14/27)	3,655	3,494,182
4.00%, 04/14/32 (Call 01/14/32)	2,583	2,368,107
4.95%, 03/28/28 (Call 02/28/28)	3,665	3,634,489
5.00%, 03/28/26	4,695	4,669,486
VMware LLC
1.40%, 08/15/26 (Call 07/15/26)	4,057	3,688,504
1.80%, 08/15/28 (Call 06/15/28)	2,189	1,895,155
2.20%, 08/15/31 (Call 05/15/31)	2,043	1,647,281
3.90%, 08/21/27 (Call 05/21/27)	4,341	4,139,021
4.50%, 05/15/25 (Call 04/15/25)	3,301	3,264,538
4.65%, 05/15/27 (Call 03/15/27)	4,276	4,185,675
4.70%, 05/15/30 (Call 02/15/30)	2,815	2,707,011
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	3,480	3,312,744
3.70%, 04/01/29 (Call 02/01/29)	2,963	2,769,295
3.80%, 04/01/32 (Call 01/01/32)	4,560	4,121,877

		669,155,383

Telecommunications — 1.1%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	4,305	3,772,610
3.63%, 04/22/29 (Call 01/22/29)	4,641	4,311,091
4.38%, 07/16/42	5,150	4,457,280
4.38%, 04/22/49 (Call 10/22/48)(b)	5,371	4,618,195
4.70%, 07/21/32 (Call 04/21/32)	3,775	3,621,056
6.13%, 11/15/37	3,780	3,969,060
6.13%, 03/30/40	6,952	7,275,383
6.38%, 03/01/35	4,763	5,160,733
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	13,386	11,779,826
1.70%, 03/25/26 (Call 03/11/24)	7,171	6,667,319
2.25%, 02/01/32 (Call 11/01/31)	12,096	9,700,529
2.30%, 06/01/27 (Call 04/01/27)	6,137	5,618,829
2.55%, 12/01/33 (Call 09/01/33)	14,853	11,712,194
2.75%, 06/01/31 (Call 03/01/31)	11,241	9,572,034
2.95%, 07/15/26 (Call 04/15/26)	3,311	3,146,189
3.10%, 02/01/43 (Call 08/01/42)(b)	1,680	1,207,561
3.30%, 02/01/52 (Call 08/01/51)	2,680	1,817,503
3.50%, 06/01/41 (Call 12/01/40)	11,945	9,168,855
3.50%, 09/15/53 (Call 03/15/53)	31,876	21,929,540
3.50%, 02/01/61 (Call 08/01/60)	1,560	1,041,212
3.55%, 09/15/55 (Call 03/15/55)	30,738	20,941,873
3.65%, 06/01/51 (Call 12/01/50)	10,381	7,424,488
3.65%, 09/15/59 (Call 03/15/59)	26,337	17,847,200
3.80%, 02/15/27 (Call 11/15/26)	2,644	2,547,586

86	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.80%, 12/01/57 (Call 06/01/57)	$24,576	$17,341,176
3.85%, 06/01/60 (Call 12/01/59)	7,415	5,235,956
3.88%, 01/15/26 (Call 10/15/25)	2,739	2,671,908
4.10%, 02/15/28 (Call 11/15/27)	2,370	2,284,996
4.25%, 03/01/27 (Call 12/01/26)	2,754	2,684,466
4.30%, 02/15/30 (Call 11/15/29)	12,502	11,931,627
4.30%, 12/15/42 (Call 06/15/42)	3,753	3,168,649
4.35%, 03/01/29 (Call 12/01/28)	11,974	11,566,239
4.35%, 06/15/45 (Call 12/15/44)	3,070	2,568,517
4.50%, 05/15/35 (Call 11/15/34)	13,304	12,241,673
4.50%, 03/09/48 (Call 09/09/47)	5,355	4,474,195
4.55%, 03/09/49 (Call 09/09/48)	4,079	3,422,045
4.65%, 06/01/44 (Call 12/01/43)	2,244	1,929,717
4.75%, 05/15/46 (Call 11/15/45)	3,851	3,371,314
4.80%, 06/15/44 (Call 12/15/43)	730	645,240
4.85%, 03/01/39 (Call 09/01/38)	10,592	9,750,965
4.85%, 07/15/45 (Call 01/15/45)	594	525,720
4.90%, 08/15/37 (Call 02/14/37)	4,503	4,210,205
5.15%, 03/15/42(b)	650	619,032
5.15%, 11/15/46 (Call 05/15/46)	1,851	1,713,488
5.15%, 02/15/50 (Call 08/14/49)	1,317	1,204,353
5.25%, 03/01/37 (Call 09/01/36)	2,410	2,339,624
5.35%, 09/01/40	1,263	1,217,136
5.40%, 02/15/34 (Call 11/15/33)	10,015	10,028,346
5.45%, 03/01/47 (Call 09/01/46)	2,127	2,066,690
5.54%, 02/20/26 (Call 03/11/24)	905	903,834
5.55%, 08/15/41	592	589,646
5.65%, 02/15/47 (Call 08/15/46)(b)	702	703,219
5.70%, 03/01/57 (Call 09/01/56)	1,066	1,044,491
6.00%, 08/15/40 (Call 05/15/40)	1,724	1,767,320
6.30%, 01/15/38	895	946,069
6.38%, 03/01/41	1,119	1,177,383
6.55%, 02/15/39	660	709,313
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52 (Call 02/15/52)	2,770	2,036,382
4.30%, 07/29/49 (Call 01/29/49)	2,745	2,258,938
4.46%, 04/01/48 (Call 10/01/47)	4,721	4,012,669
5.10%, 05/11/33 (Call 02/11/33)	3,855	3,814,239
5.20%, 02/15/34 (Call 11/15/33)	2,000	1,973,486
5.55%, 02/15/54 (Call 08/15/53)	2,000	1,967,770
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	2,439	1,795,603
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	2,755	2,209,612
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	1,215	816,009
British Telecommunications PLC
5.13%, 12/04/28 (Call 09/04/28)	4,323	4,345,158
9.63%, 12/15/30	9,111	11,142,322
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	4,732	4,465,406
2.95%, 02/28/26	2,995	2,886,850
3.50%, 06/15/25	2,898	2,843,814
4.80%, 02/26/27 (Call 01/26/27)	5,475	5,476,269
4.85%, 02/26/29 (Call 01/26/29)	5,475	5,483,762
4.90%, 02/26/26	3,505	3,506,536
4.95%, 02/26/31 (Call 12/26/30)	4,065	4,068,442
5.05%, 02/26/34 (Call 11/26/33)	4,205	4,226,762
5.30%, 02/26/54 (Call 08/26/53)	3,015	3,050,977
5.35%, 02/26/64 (Call 08/26/63)	3,255	3,278,920
5.50%, 01/15/40	8,326	8,595,550

Security	Par (000)	Value

Telecommunications (continued)
5.90%, 02/15/39	$9,380	$10,066,023
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	1,948	1,507,386
4.38%, 11/15/57 (Call 05/15/57)	3,422	2,814,932
4.70%, 03/15/37	1,587	1,457,684
4.75%, 03/15/42	1,330	1,191,518
5.35%, 11/15/48 (Call 05/15/48)	2,474	2,375,781
5.45%, 11/15/79 (Call 05/19/79)	3,508	3,239,859
5.75%, 08/15/40	2,132	2,130,955
5.85%, 11/15/68 (Call 05/15/68)	1,407	1,384,229
Deutsche Telekom International Finance BV
8.75%, 06/15/30	12,935	15,253,803
9.25%, 06/01/32	3,407	4,299,530
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	840	778,559
2.00%, 12/10/30 (Call 09/10/30)	2,116	1,703,709
3.75%, 08/15/29 (Call 05/15/29)	2,711	2,512,771
5.95%, 03/15/41	1,649	1,631,325
Koninklijke KPN NV, 8.38%, 10/01/30	1,332	1,552,597
KT Corp., 4.00%, 08/08/25(c)	20	19,608
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	2,391	1,969,037
2.75%, 05/24/31 (Call 02/24/31)	4,050	3,378,636
4.60%, 02/23/28 (Call 11/23/27)	3,860	3,786,427
4.60%, 05/23/29 (Call 02/23/29)	3,701	3,597,900
5.50%, 09/01/44	1,228	1,167,039
5.60%, 06/01/32 (Call 03/01/32)	2,750	2,758,425
Nokia OYJ
4.38%, 06/12/27	2,548	2,442,014
6.63%, 05/15/39	1,696	1,636,537
Orange SA
5.38%, 01/13/42	4,079	4,011,779
5.50%, 02/06/44 (Call 08/06/43)	2,674	2,668,010
9.00%, 03/01/31	9,825	11,872,769
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	3,832	3,606,425
2.95%, 03/15/25	4,375	4,258,754
3.20%, 03/15/27 (Call 02/15/27)	3,140	2,956,399
3.63%, 12/15/25 (Call 09/15/25)	4,068	3,942,217
3.70%, 11/15/49 (Call 05/15/49)	4,053	2,911,946
3.80%, 03/15/32 (Call 12/15/31)	3,535	3,140,477
4.30%, 02/15/48 (Call 08/15/47)	3,312	2,646,050
4.35%, 05/01/49 (Call 11/01/48)	5,273	4,235,070
4.50%, 03/15/42 (Call 09/15/41)	3,230	2,773,507
4.50%, 03/15/43 (Call 09/15/42)	2,263	1,913,830
4.55%, 03/15/52 (Call 09/15/51)	5,335	4,402,930
5.00%, 02/15/29 (Call 01/15/29)	1,480	1,466,228
5.00%, 03/15/44 (Call 09/15/43)	4,043	3,646,469
5.30%, 02/15/34 (Call 11/15/33)	260	255,245
5.45%, 10/01/43 (Call 04/01/43)	2,878	2,752,440
7.50%, 08/15/38	1,801	2,071,046
Sprint Capital Corp.
6.88%, 11/15/28	1,730	1,843,896
8.75%, 03/15/32	6,855	8,283,672
Sprint LLC, 7.63%, 03/01/26 (Call 11/01/25)	1,710	1,767,103
Telefonica Emisiones SA
4.10%, 03/08/27	2,994	2,899,563
4.67%, 03/06/38	2,436	2,172,348
4.90%, 03/06/48	4,708	4,034,520
5.21%, 03/08/47	9,535	8,567,867
5.52%, 03/01/49 (Call 09/01/48)	4,857	4,530,905

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
7.05%, 06/20/36	$7,689	$8,471,867
Telefonica Europe BV, 8.25%, 09/15/30	5,818	6,603,543
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	3,590	3,363,234
3.40%, 05/13/32 (Call 02/13/32)	4,565	3,960,732
3.70%, 09/15/27 (Call 06/15/27)	4,183	3,970,443
4.30%, 06/15/49 (Call 12/15/48)	1,942	1,577,996
4.60%, 11/16/48 (Call 05/16/48)	2,807	2,398,693
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	3,193	2,968,713
2.05%, 02/15/28 (Call 12/15/27)	7,370	6,565,269
2.25%, 02/15/26 (Call 03/11/24)	8,536	8,041,746
2.25%, 11/15/31 (Call 08/15/31)	5,144	4,173,588
2.40%, 03/15/29 (Call 01/15/29)	1,128	992,273
2.55%, 02/15/31 (Call 11/15/30)	11,374	9,584,313
2.63%, 04/15/26 (Call 03/11/24)	7,143	6,767,268
2.63%, 02/15/29 (Call 03/11/24)	8,625	7,660,252
2.70%, 03/15/32 (Call 12/15/31)	4,650	3,864,396
2.88%, 02/15/31 (Call 02/15/26)	5,960	5,126,949
3.00%, 02/15/41 (Call 08/15/40)	10,511	7,585,501
3.30%, 02/15/51 (Call 08/15/50)	11,874	8,167,564
3.38%, 04/15/29 (Call 04/15/24)	5,505	5,056,236
3.40%, 10/15/52 (Call 04/15/52)	9,830	6,826,760
3.50%, 04/15/25 (Call 03/15/25)	11,481	11,226,271
3.50%, 04/15/31 (Call 04/15/26)	7,925	7,091,774
3.60%, 11/15/60 (Call 05/15/60)	7,588	5,229,196
3.75%, 04/15/27 (Call 02/15/27)	15,212	14,582,701
3.88%, 04/15/30 (Call 01/15/30)	26,782	24,868,478
4.38%, 04/15/40 (Call 10/15/39)	8,640	7,573,627
4.50%, 04/15/50 (Call 10/15/49)	11,577	9,786,189
4.75%, 02/01/28 (Call 03/11/24)	6,890	6,779,670
4.80%, 07/15/28 (Call 06/15/28)	4,715	4,652,140
4.85%, 01/15/29 (Call 12/15/28)	3,385	3,342,585
4.95%, 03/15/28 (Call 02/15/28)	4,695	4,666,257
5.05%, 07/15/33 (Call 04/15/33)	11,335	11,088,016
5.15%, 04/15/34 (Call 01/15/34)	1,690	1,662,168
5.20%, 01/15/33 (Call 10/15/32)	2,075	2,061,710
5.38%, 04/15/27 (Call 03/11/24)	5,405	5,398,065
5.50%, 01/15/55 (Call 07/15/54)	740	722,277
5.65%, 01/15/53 (Call 07/15/52)	6,830	6,779,917
5.75%, 01/15/34 (Call 10/15/33)	5,165	5,320,815
5.75%, 01/15/54 (Call 07/15/53)	5,665	5,728,878
5.80%, 09/15/62 (Call 03/15/62)	1,475	1,493,268
6.00%, 06/15/54 (Call 12/15/53)	1,950	2,046,321
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	7,986	7,411,291
1.45%, 03/20/26 (Call 02/20/26)	6,955	6,449,032
1.50%, 09/18/30 (Call 06/18/30)	3,627	2,909,938
1.68%, 10/30/30 (Call 07/30/30)	3,418	2,750,427
1.75%, 01/20/31 (Call 10/20/30)	9,650	7,738,647
2.10%, 03/22/28 (Call 01/22/28)	13,210	11,761,746
2.36%, 03/15/32 (Call 12/15/31)	19,552	15,836,056
2.55%, 03/21/31 (Call 12/21/30)	12,661	10,666,482
2.63%, 08/15/26	9,504	8,962,390
2.65%, 11/20/40 (Call 05/20/40)	13,393	9,233,185
2.85%, 09/03/41 (Call 03/03/41)	5,422	3,819,053
2.88%, 11/20/50 (Call 05/20/50)	12,559	8,001,958
2.99%, 10/30/56 (Call 04/30/56)	15,759	9,796,532
3.00%, 03/22/27 (Call 01/22/27)	4,430	4,168,148
3.00%, 11/20/60 (Call 05/20/60)(b)	9,916	6,019,639
3.15%, 03/22/30 (Call 12/22/29)	7,864	7,039,842

Security	Par (000)	Value

Telecommunications (continued)
3.40%, 03/22/41 (Call 09/22/40)	$12,495	$9,568,180
3.55%, 03/22/51 (Call 09/22/50)	18,648	13,541,068
3.70%, 03/22/61 (Call 09/22/60)	10,185	7,244,589
3.85%, 11/01/42 (Call 05/01/42)	4,726	3,801,047
3.88%, 02/08/29 (Call 11/08/28)	5,552	5,274,855
3.88%, 03/01/52 (Call 09/01/51)	5,460	4,206,525
4.00%, 03/22/50 (Call 09/22/49)	5,777	4,556,048
4.02%, 12/03/29 (Call 09/03/29)	13,054	12,390,506
4.13%, 03/16/27	10,213	9,932,592
4.13%, 08/15/46	3,517	2,878,375
4.27%, 01/15/36	1,140	1,034,837
4.33%, 09/21/28	17,351	16,844,131
4.40%, 11/01/34 (Call 05/01/34)	8,459	7,862,472
4.50%, 08/10/33	9,687	9,128,305
4.52%, 09/15/48	1,740	1,522,451
4.67%, 03/15/55	1,378	1,215,312
4.75%, 11/01/41	2,853	2,625,502
4.81%, 03/15/39	5,757	5,369,263
4.86%, 08/21/46	9,364	8,596,346
5.01%, 04/15/49(b)	2,015	1,958,794
5.01%, 08/21/54	1,220	1,130,855
5.05%, 05/09/33 (Call 02/09/33)	2,525	2,499,749
5.25%, 03/16/37	6,132	6,113,128
5.50%, 03/16/47	3,441	3,463,502
5.50%, 02/23/54 (Call 08/23/53)	1,125	1,111,576
5.85%, 09/15/35	2,077	2,168,949
6.40%, 09/15/33	640	687,901
6.55%, 09/15/43	4,028	4,487,079
7.75%, 12/01/30	3,699	4,220,014
Vodafone Group PLC
4.13%, 05/30/25	8,229	8,094,857
4.25%, 09/17/50	6,984	5,501,592
4.38%, 05/30/28	3,205	3,150,071
4.38%, 02/19/43	8,357	7,034,809
4.88%, 06/19/49	4,673	4,044,917
5.00%, 05/30/38	1,193	1,149,167
5.13%, 06/19/59	1,361	1,197,793
5.25%, 05/30/48	1,115	1,034,197
5.63%, 02/10/53 (Call 08/10/52)	3,595	3,466,872
5.75%, 02/10/63 (Call 08/10/62)	1,525	1,488,994
6.15%, 02/27/37	7,550	7,879,982
6.25%, 11/30/32	2,623	2,784,618
7.88%, 02/15/30	3,450	3,911,684

		1,149,471,452

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	2,614	2,452,735
3.55%, 11/19/26 (Call 09/19/26)	3,424	3,247,085
3.90%, 11/19/29 (Call 08/19/29)	3,829	3,513,384
5.10%, 05/15/44 (Call 11/15/43)	1,601	1,344,657
6.35%, 03/15/40(b)	2,084	2,112,125
Mattel Inc., 5.45%, 11/01/41 (Call 05/01/41)(b)	915	830,255

		13,500,241

Transportation — 0.6%
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26), (3-mo. LIBOR US + 2.350%)(a)	1,357	1,341,552
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	2,369	1,539,813
3.00%, 04/01/25 (Call 01/01/25)	4,350	4,250,984

88	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.05%, 02/15/51 (Call 08/15/50)	$2,797	$1,894,603
3.25%, 06/15/27 (Call 03/15/27)	5,306	5,060,515
3.30%, 09/15/51 (Call 03/15/51)	3,900	2,779,563
3.55%, 02/15/50 (Call 08/15/49)	3,391	2,554,046
3.65%, 09/01/25 (Call 06/01/25)	3,422	3,347,950
3.90%, 08/01/46 (Call 02/01/46)	3,478	2,799,159
4.05%, 06/15/48 (Call 12/15/47)	2,944	2,428,149
4.13%, 06/15/47 (Call 12/15/46)	3,235	2,705,355
4.15%, 04/01/45 (Call 10/01/44)	4,433	3,731,055
4.15%, 12/15/48 (Call 06/15/48)	3,380	2,815,411
4.38%, 09/01/42 (Call 03/01/42)	1,537	1,359,711
4.40%, 03/15/42 (Call 09/15/41)	2,672	2,374,731
4.45%, 03/15/43 (Call 09/15/42)	3,500	3,108,654
4.45%, 01/15/53 (Call 07/15/52)	2,505	2,195,675
4.55%, 09/01/44 (Call 03/01/44)	3,298	2,946,845
4.70%, 09/01/45 (Call 03/01/45)	2,479	2,265,359
4.90%, 04/01/44 (Call 10/01/43)	2,984	2,815,580
4.95%, 09/15/41 (Call 03/15/41)	1,673	1,594,435
5.05%, 03/01/41 (Call 09/01/40)	1,959	1,899,395
5.15%, 09/01/43 (Call 03/01/43)	2,935	2,857,681
5.20%, 04/15/54 (Call 10/15/53)	5,060	4,944,581
5.40%, 06/01/41 (Call 12/01/40)	1,942	1,954,393
5.75%, 05/01/40 (Call 11/01/39)	3,416	3,570,535
6.15%, 05/01/37	1,858	2,026,965
6.20%, 08/15/36	1,475	1,612,115
7.00%, 12/15/25	2,524	2,609,464
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	3,277	2,043,334
2.75%, 03/01/26 (Call 12/01/25)	5,088	4,880,001
3.20%, 08/02/46 (Call 02/02/46)	2,554	1,893,252
3.65%, 02/03/48 (Call 08/03/47)	2,559	2,026,888
3.85%, 08/05/32 (Call 05/05/32)	3,500	3,220,475
4.40%, 08/05/52 (Call 02/05/52)	2,310	2,034,356
4.45%, 01/20/49 (Call 07/20/48)	3,007	2,685,686
5.85%, 11/01/33 (Call 08/01/33)	1,215	1,289,502
6.13%, 11/01/53 (Call 05/01/53)	230	261,389
6.20%, 06/01/36	1,283	1,398,034
6.25%, 08/01/34	1,875	2,047,430
6.38%, 11/15/37	1,992	2,181,053
6.90%, 07/15/28	1,765	1,902,309
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	2,710	2,484,561
2.05%, 03/05/30 (Call 12/05/29)	2,771	2,335,202
2.45%, 12/02/31 (Call 09/02/31)	3,035	2,695,649
2.88%, 11/15/29 (Call 08/15/29)	2,663	2,368,404
3.00%, 12/02/41 (Call 06/02/41)	4,182	3,524,467
3.10%, 12/02/51 (Call 06/02/51)	6,292	4,279,921
3.50%, 05/01/50 (Call 11/01/49)	2,805	2,048,357
4.00%, 06/01/28 (Call 03/01/28)	3,255	3,130,443
4.20%, 11/15/69 (Call 05/15/69)	1,561	1,221,263
4.30%, 05/15/43 (Call 11/15/42)	2,156	1,844,101
4.70%, 05/01/48 (Call 11/01/47)	2,245	1,974,171
4.80%, 09/15/35 (Call 03/15/35)	2,718	2,600,276
4.80%, 08/01/45 (Call 02/01/45)	2,652	2,399,918
4.95%, 08/15/45 (Call 02/15/45)	2,382	2,183,471
5.95%, 05/15/37	1,223	1,264,033
6.13%, 09/15/2115 (Call 03/15/15)	3,134	3,294,008
7.13%, 10/15/31(b)	1,348	1,505,952
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	4,180	4,029,850

Security	Par (000)	Value

Transportation (continued)
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	$2,798	$2,428,596
2.50%, 05/15/51 (Call 11/15/50)	1,016	618,005
2.60%, 11/01/26 (Call 08/01/26)	5,433	5,123,683
3.25%, 06/01/27 (Call 03/01/27)	6,591	6,254,755
3.35%, 11/01/25 (Call 08/01/25)	6,259	6,075,957
3.35%, 09/15/49 (Call 03/15/49)	2,579	1,847,032
3.80%, 03/01/28 (Call 12/01/27)	3,471	3,338,356
3.80%, 11/01/46 (Call 05/01/46)	2,094	1,648,774
3.80%, 04/15/50 (Call 10/15/49)	2,211	1,717,008
3.95%, 05/01/50 (Call 11/01/49)	2,561	2,046,553
4.10%, 11/15/32 (Call 08/15/32)	2,956	2,758,112
4.10%, 03/15/44 (Call 09/15/43)	3,758	3,159,508
4.25%, 03/15/29 (Call 12/15/28)	4,860	4,733,737
4.25%, 11/01/66 (Call 05/01/66)	2,253	1,794,850
4.30%, 03/01/48 (Call 09/01/47)	3,200	2,729,569
4.40%, 03/01/43 (Call 09/01/42)	1,785	1,582,319
4.50%, 03/15/49 (Call 09/15/48)	1,711	1,493,494
4.50%, 11/15/52 (Call 05/15/52)	3,126	2,734,733
4.50%, 08/01/54 (Call 02/01/54)	1,274	1,108,395
4.65%, 03/01/68 (Call 09/01/67)	1,790	1,538,361
4.75%, 05/30/42 (Call 11/30/41)	3,050	2,808,699
4.75%, 11/15/48 (Call 05/15/48)	2,746	2,499,515
5.20%, 11/15/33 (Call 08/15/33)	3,170	3,191,245
5.50%, 04/15/41 (Call 10/15/40)	1,564	1,578,152
6.00%, 10/01/36	1,637	1,741,981
6.15%, 05/01/37	2,400	2,600,034
6.22%, 04/30/40	3,108	3,367,457
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(b)	3,880	3,240,627
3.10%, 08/05/29 (Call 05/05/29)	5,329	4,834,181
3.25%, 04/01/26 (Call 01/01/26)	6,292	6,061,820
3.25%, 05/15/41 (Call 11/15/40)	2,505	1,846,272
3.40%, 02/15/28 (Call 11/15/27)	3,397	3,207,420
3.88%, 08/01/42	1,675	1,329,751
3.90%, 02/01/35	2,400	2,112,531
4.05%, 02/15/48 (Call 08/15/47)	2,745	2,157,959
4.10%, 04/15/43	2,425	1,976,136
4.10%, 02/01/45	2,215	1,774,982
4.20%, 10/17/28 (Call 07/17/28)	839	808,156
4.25%, 05/15/30 (Call 02/15/30)	1,540	1,469,631
4.40%, 01/15/47 (Call 07/15/46)	4,300	3,566,658
4.55%, 04/01/46 (Call 10/01/45)	4,835	4,117,954
4.75%, 11/15/45 (Call 05/15/45)	6,147	5,380,046
4.90%, 01/15/34	2,577	2,502,713
4.95%, 10/17/48 (Call 04/17/48)	1,976	1,779,046
5.10%, 01/15/44	3,157	2,919,008
5.25%, 05/15/50 (Call 11/15/49)(b)	4,876	4,601,109
FedEx Corp. Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35(b)	4,364	3,581,599
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	4,442	4,335,913
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	2,957	2,825,240
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	2,740	2,286,932
2.55%, 11/01/29 (Call 08/01/29)	2,626	2,307,718
2.90%, 06/15/26 (Call 03/15/26)	3,803	3,623,484
2.90%, 08/25/51 (Call 02/25/51)	2,508	1,612,667
3.00%, 03/15/32 (Call 12/15/31)	2,870	2,466,939
3.05%, 05/15/50 (Call 11/15/49)	3,377	2,258,929
3.15%, 06/01/27 (Call 03/01/27)	1,659	1,572,127

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.16%, 05/15/55 (Call 11/15/54)	$3,116	$2,041,240
3.40%, 11/01/49 (Call 05/01/49)	1,874	1,360,431
3.65%, 08/01/25 (Call 06/01/25)	3,023	2,956,804
3.70%, 03/15/53 (Call 09/15/52)	1,711	1,272,298
3.80%, 08/01/28 (Call 05/01/28)	2,766	2,646,194
3.94%, 11/01/47 (Call 05/01/47)	3,139	2,479,449
3.95%, 10/01/42 (Call 04/01/42)	1,372	1,125,126
4.05%, 08/15/52 (Call 02/15/52)	3,224	2,569,115
4.10%, 05/15/49 (Call 11/15/48)	1,690	1,372,375
4.10%, 05/15/2121 (Call 11/15/20)	2,295	1,656,225
4.15%, 02/28/48 (Call 08/28/47)	3,045	2,516,650
4.45%, 03/01/33 (Call 12/01/32)(b)	2,304	2,192,239
4.45%, 06/15/45 (Call 12/15/44)	2,292	1,973,480
4.55%, 06/01/53 (Call 12/01/52)	3,125	2,704,534
4.65%, 01/15/46 (Call 07/15/45)	2,209	1,956,774
4.84%, 10/01/41	2,437	2,270,769
5.05%, 08/01/30 (Call 06/01/30)	3,160	3,155,625
5.10%, 12/31/49 (Call 02/01/18)	715	621,174
5.35%, 08/01/54 (Call 02/01/54)	2,655	2,604,883
5.55%, 03/15/34 (Call 12/15/33)	2,277	2,335,770
5.95%, 03/15/64 (Call 09/15/63)	2,887	3,041,036
7.80%, 05/15/27	842	912,534
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	2,205	2,025,643
2.85%, 03/01/27 (Call 02/01/27)	1,895	1,772,094
2.90%, 12/01/26 (Call 10/01/26)	2,600	2,442,913
3.35%, 09/01/25 (Call 08/01/25)	2,015	1,953,040
4.30%, 06/15/27 (Call 05/15/27)	1,920	1,868,565
4.63%, 06/01/25 (Call 05/01/25)	2,705	2,679,490
5.25%, 06/01/28 (Call 05/01/28)	2,262	2,265,418
5.30%, 03/15/27 (Call 02/15/27)	1,315	1,316,716
5.38%, 03/15/29 (Call 02/15/29)	1,425	1,423,431
5.65%, 03/01/28 (Call 02/01/28)	2,931	2,979,697
6.30%, 12/01/28 (Call 11/01/28)	1,830	1,906,901
6.60%, 12/01/33 (Call 09/01/33)(b)	2,145	2,296,639
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	3,233	2,996,995
2.38%, 05/20/31 (Call 02/20/31)	3,560	3,009,061
2.40%, 02/05/30 (Call 11/05/29)	4,210	3,663,114
2.75%, 03/01/26 (Call 12/01/25)(b)	4,662	4,463,190
2.80%, 02/14/32 (Call 12/15/31)	5,952	5,108,384
2.89%, 04/06/36 (Call 01/06/36)	3,035	2,447,647
2.95%, 03/10/52 (Call 09/10/51)	3,255	2,176,136
2.97%, 09/16/62 (Call 03/16/62)	3,140	1,942,310
3.00%, 04/15/27 (Call 01/15/27)	3,575	3,382,868
3.20%, 05/20/41 (Call 11/20/40)	4,780	3,677,126
3.25%, 08/15/25 (Call 05/15/25)	3,453	3,362,952
3.25%, 02/05/50 (Call 08/05/49)	6,711	4,840,719
3.35%, 08/15/46 (Call 02/15/46)	1,711	1,235,468
3.38%, 02/01/35 (Call 08/01/34)	2,056	1,754,800
3.38%, 02/14/42 (Call 08/14/41)	2,945	2,299,231
3.50%, 02/14/53 (Call 08/14/52)	5,035	3,744,495
3.55%, 08/15/39 (Call 02/15/39)	2,835	2,325,511
3.55%, 05/20/61 (Call 11/20/60)	2,604	1,856,649
3.60%, 09/15/37 (Call 03/15/37)	2,341	2,000,699
3.70%, 03/01/29 (Call 12/01/28)	4,128	3,934,376
3.75%, 07/15/25 (Call 05/15/25)	3,574	3,507,470
3.75%, 02/05/70 (Call 08/05/69)	2,750	2,009,878
3.80%, 10/01/51 (Call 04/01/51)	3,653	2,880,513
3.80%, 04/06/71 (Call 10/06/70)	2,525	1,848,254
3.84%, 03/20/60 (Call 09/20/59)	5,471	4,148,234

Security	Par (000)	Value

Transportation (continued)
3.85%, 02/14/72 (Call 08/14/71)	$1,965	$1,455,761
3.88%, 02/01/55 (Call 08/01/54)(b)	1,670	1,296,119
3.95%, 09/10/28 (Call 06/10/28)	5,519	5,353,199
3.95%, 08/15/59 (Call 02/15/59)	2,320	1,799,486
4.00%, 04/15/47 (Call 10/15/46)	2,514	2,043,516
4.05%, 11/15/45 (Call 05/15/45)	2,106	1,725,619
4.05%, 03/01/46 (Call 09/01/45)	2,620	2,157,031
4.10%, 09/15/67 (Call 03/15/67)	2,131	1,674,135
4.30%, 03/01/49 (Call 09/01/48)	2,889	2,448,677
4.50%, 01/20/33 (Call 10/20/32)(b)	5,500	5,319,133
4.50%, 09/10/48 (Call 03/10/48)	1,978	1,734,348
4.75%, 02/21/26 (Call 01/21/26)	6,450	6,434,978
4.95%, 09/09/52 (Call 03/09/52)	175	167,499
4.95%, 05/15/53 (Call 11/15/52)	2,575	2,463,052
5.15%, 01/20/63 (Call 07/20/62)	1,313	1,256,613
6.63%, 02/01/29	2,025	2,188,466
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	2,537	2,388,046
2.50%, 09/01/29 (Call 06/01/29)	2,665	2,377,098
3.05%, 11/15/27 (Call 08/15/27)	6,221	5,846,821
3.40%, 03/15/29 (Call 12/15/28)	4,281	4,039,875
3.40%, 11/15/46 (Call 05/15/46)	1,181	902,155
3.40%, 09/01/49 (Call 03/01/49)(b)	3,016	2,252,737
3.63%, 10/01/42	1,840	1,488,730
3.75%, 11/15/47 (Call 05/15/47)	3,687	2,916,347
3.90%, 04/01/25 (Call 03/01/25)	6,218	6,133,746
4.25%, 03/15/49 (Call 09/15/48)	3,768	3,238,445
4.45%, 04/01/30 (Call 01/01/30)	1,882	1,849,687
4.88%, 03/03/33 (Call 12/03/32)	3,145	3,121,479
4.88%, 11/15/40 (Call 05/15/40)	2,783	2,667,247
5.05%, 03/03/53 (Call 09/03/52)(b)	4,165	4,036,901
5.20%, 04/01/40 (Call 10/01/39)	1,824	1,812,626
5.30%, 04/01/50 (Call 10/01/49)	5,407	5,421,720
6.20%, 01/15/38	6,537	7,148,651
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	6,600	6,031,016
1.50%, 09/22/28 (Call 07/22/28)	4,858	4,265,036
1.80%, 09/22/31 (Call 06/22/31)	8,017	6,570,501
3.95%, 09/09/27 (Call 08/09/27)	3,185	3,120,409

		567,966,715

Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	2,071	1,629,374
3.10%, 06/01/51 (Call 12/01/50)	1,775	1,140,761
3.25%, 03/30/25 (Call 12/30/24)	1,175	1,145,609
3.25%, 09/15/26 (Call 06/15/26)	2,636	2,512,077
3.50%, 03/15/28 (Call 12/15/27)	1,997	1,872,847
3.50%, 06/01/32 (Call 03/01/32)	1,453	1,256,400
3.85%, 03/30/27 (Call 12/30/26)	2,092	2,006,850
4.00%, 06/30/30 (Call 03/30/30)	2,010	1,864,480
4.55%, 11/07/28 (Call 08/07/28)(b)	2,133	2,082,742
4.70%, 04/01/29 (Call 01/01/29)	1,747	1,707,904
4.90%, 03/15/33 (Call 12/15/32)	1,795	1,714,268
5.20%, 03/15/44 (Call 09/15/43)	1,647	1,503,221
5.40%, 03/15/27 (Call 02/15/27)	345	345,646
5.45%, 09/15/33 (Call 06/15/33)	2,450	2,439,931
6.05%, 03/15/34 (Call 12/15/33)	1,977	2,023,867
6.90%, 05/01/34 (Call 02/01/34)	1,485	1,615,012

		26,860,989

90	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	$1,494	$1,345,563
3.38%, 01/20/27 (Call 12/20/26)	1,582	1,434,607

		2,780,170

Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	2,685	2,222,198
2.80%, 05/01/30 (Call 02/01/30)	3,249	2,843,729
2.95%, 09/01/27 (Call 06/01/27)	2,530	2,358,906
3.25%, 06/01/51 (Call 12/01/50)	3,043	2,141,545
3.40%, 03/01/25 (Call 12/01/24)	5,590	5,480,627
3.45%, 06/01/29 (Call 03/01/29)	3,926	3,649,687
3.45%, 05/01/50 (Call 11/01/49)	2,979	2,178,773
3.75%, 09/01/28 (Call 06/01/28)	2,417	2,292,904
3.75%, 09/01/47 (Call 03/01/47)	3,922	3,043,916
4.00%, 12/01/46 (Call 06/01/46)	1,925	1,557,419
4.15%, 06/01/49 (Call 12/01/48)	3,176	2,625,157
4.20%, 09/01/48 (Call 03/01/48)	1,827	1,534,295
4.30%, 12/01/42 (Call 06/01/42)	1,129	985,805
4.30%, 09/01/45 (Call 03/01/45)	2,181	1,860,748
4.45%, 06/01/32 (Call 03/01/32)(b)	3,015	2,882,804
5.15%, 03/01/34 (Call 12/01/33)	1,925	1,909,005
5.45%, 03/01/54 (Call 09/01/53)	1,925	1,895,370
6.59%, 10/15/37	1,180	1,324,966
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	2,824	2,317,921
2.70%, 04/15/30 (Call 01/15/30)	2,611	2,247,043
3.35%, 04/15/50 (Call 10/15/49)	2,834	1,959,274
3.57%, 05/01/29 (Call 02/01/29)	1,517	1,406,319
4.28%, 05/01/49 (Call 11/01/48)	3,085	2,485,295
5.30%, 05/01/52 (Call 11/01/51)	2,610	2,423,815
5.38%, 01/15/34 (Call 10/15/33)	1,075	1,056,148
United Utilities PLC, 6.88%, 08/15/28	1,071	1,134,523

		57,818,192

Total Corporate Bonds & Notes — 25.7% (Cost: $28,841,211,080)		26,130,181,973

Foreign Government Obligations(g)

Canada — 0.1%
Canada Government International Bond
0.75%, 05/19/26	4,235	3,893,093
2.88%, 04/28/25	4,755	4,641,415
3.75%, 04/26/28	530	516,740
Export Development Canada
3.00%, 05/25/27	755	721,078
3.38%, 08/26/25	255	249,544
3.88%, 02/14/28	655	641,335
4.38%, 06/29/26	120	119,284
Hydro-Quebec
Series HH, 8.50%, 12/01/29	1,000	1,166,846
Series HK, 9.38%, 04/15/30	1,405	1,726,274
Province of Alberta Canada
1.00%, 05/20/25	3,849	3,664,798
1.30%, 07/22/30	6,117	5,018,431
3.30%, 03/15/28	7,480	7,123,608
4.50%, 01/24/34	120	118,060
Province of British Columbia Canada
0.90%, 07/20/26	1,585	1,450,272
1.30%, 01/29/31(b)	4,155	3,368,525

Security	Par (000)	Value

Canada (continued)
2.25%, 06/02/26	$7,305	$6,922,336
4.20%, 07/06/33	375	362,378
4.80%, 11/15/28	140	141,627
6.50%, 01/15/26(b)	358	367,763
7.25%, 09/01/36	388	473,777
Province of Manitoba Canada
1.50%, 10/25/28	310	270,733
2.13%, 06/22/26	315	297,060
4.30%, 07/27/33	45	43,624
Province of New Brunswick Canada, 3.63%, 02/24/28	2,046	1,961,802
Province of Ontario Canada
0.63%, 01/21/26	5,027	4,649,627
1.05%, 04/14/26	1,300	1,203,452
1.05%, 05/21/27	1,275	1,139,342
1.13%, 10/07/30	8,267	6,665,297
1.60%, 02/25/31	6,735	5,553,994
1.80%, 10/14/31	4,705	3,877,404
2.00%, 10/02/29	6,015	5,265,588
2.13%, 01/21/32(b)	1,025	861,206
2.30%, 06/15/26(b)	8,525	8,076,278
2.50%, 04/27/26	14,389	13,728,334
3.10%, 05/19/27	6,445	6,154,141
4.20%, 01/18/29	100	98,538
Province of Quebec Canada
0.60%, 07/23/25	3,986	3,752,565
1.35%, 05/28/30	5,763	4,768,861
1.90%, 04/21/31	1,935	1,621,894
2.50%, 04/20/26	7,066	6,745,487
2.75%, 04/12/27(b)	5,832	5,518,272
3.63%, 04/13/28	7,865	7,586,007
4.50%, 09/08/33	155	153,009
Series PD, 7.50%, 09/15/29	5,122	5,846,204
Province of Saskatchewan Canada, 3.25%, 06/08/27	30	28,724

		138,554,627

Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	9,027	7,675,123
2.55%, 01/27/32 (Call 10/27/31)(b)	8,526	7,171,256
2.55%, 07/27/33 (Call 04/27/33)	10,288	8,318,520
2.75%, 01/31/27 (Call 12/31/26)	3,309	3,095,841
3.10%, 05/07/41 (Call 11/07/40)	10,001	7,334,880
3.10%, 01/22/61 (Call 07/22/60)(b)	7,985	4,997,509
3.13%, 01/21/26	4,410	4,256,154
3.24%, 02/06/28 (Call 11/06/27)	8,920	8,349,670
3.25%, 09/21/71 (Call 03/21/71)	4,318	2,708,512
3.50%, 01/31/34 (Call 10/31/33)(b)	6,578	5,721,765
3.50%, 01/25/50 (Call 07/25/49)	10,475	7,590,576
3.63%, 10/30/42	430	334,087
3.86%, 06/21/47(b)	4,158	3,259,722
4.00%, 01/31/52 (Call 07/31/51)(b)	3,508	2,753,308
4.34%, 03/07/42 (Call 09/07/41)	4,811	4,165,520
4.85%, 01/22/29 (Call 12/22/28)	6,420	6,365,002
4.95%, 01/05/36 (Call 10/05/35)	6,589	6,368,059
5.33%, 01/05/54 (Call 07/05/53)	3,037	2,904,064

		93,369,568

Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	472	488,057

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hong Kong — 0.0%
Hong Kong Government International Bond,
1.75%, 11/24/31(f)	$4,500	$3,730,028

Hungary — 0.0%
Hungary Government International Bond,
7.63%, 03/29/41	5,102	5,844,821

Indonesia — 0.1%
Indonesia Government International Bond
1.85%, 03/12/31	1,055	854,625
2.15%, 07/28/31 (Call 04/28/31)	8,440	6,905,076
2.85%, 02/14/30	6,811	6,038,018
3.05%, 03/12/51	3,215	2,241,426
3.20%, 09/23/61 (Call 03/23/61)	1,785	1,161,244
3.35%, 03/12/71	3,320	2,172,522
3.40%, 09/18/29	3,110	2,866,385
3.50%, 01/11/28	4,127	3,911,055
3.50%, 02/14/50(b)	3,656	2,692,926
3.55%, 03/31/32 (Call 12/31/31)	2,225	1,993,422
3.70%, 10/30/49(b)	4,531	3,477,235
3.85%, 10/15/30	8,841	8,219,086
4.10%, 04/24/28	5,475	5,291,356
4.15%, 09/20/27 (Call 06/20/27)	5,270	5,119,186
4.20%, 10/15/50(b)	6,975	5,796,007
4.30%, 03/31/52 (Call 09/30/51)	3,575	3,015,966
4.35%, 01/11/48	7,185	6,197,316
4.40%, 03/10/29 (Call 02/10/29)	720	700,067
4.45%, 04/15/70	4,205	3,491,127
4.55%, 01/11/28 (Call 12/11/27)	1,845	1,815,252
4.65%, 09/20/32 (Call 06/20/32)	6,095	5,886,999
4.70%, 02/10/34 (Call 11/10/33)(b)	1,000	974,569
4.75%, 02/11/29	4,493	4,443,165
4.85%, 01/11/33 (Call 10/11/32)	3,505	3,439,090
5.10%, 02/10/54 (Call 08/10/53)	240	230,575
5.35%, 02/11/49	4,430	4,416,354
5.45%, 09/20/52 (Call 03/20/52)	2,615	2,600,421
5.65%, 01/11/53 (Call 07/11/52)	3,375	3,484,889

		99,435,359

Israel — 0.1%
Israel Government International Bond
2.75%, 07/03/30	11,865	10,158,162
2.88%, 03/16/26	3,905	3,705,243
3.25%, 01/17/28	4,025	3,721,263
3.88%, 07/03/50	8,660	6,370,098
4.13%, 01/17/48	2,630	2,051,818
4.50%, 01/17/33	7,440	6,916,990
4.50%, 01/30/43	5,963	5,137,691
4.50%,	3,513	2,576,377
State of Israel
2.50%, 01/15/30	3,175	2,711,599
3.38%, 01/15/50	6,573	4,408,455

		47,757,696

Italy — 0.0%
Republic of Italy Government International Bond
1.25%, 02/17/26	12,760	11,791,663
2.88%, 10/17/29	8,230	7,250,550
3.88%, 05/06/51	9,395	6,502,111
4.00%, 10/17/49	7,975	5,690,218
5.38%, 06/15/33	7,637	7,495,094

		38,729,636

Security	Par (000)	Value

Japan — 0.1%
Japan Bank for International Cooperation
0.63%, 07/15/25	$2,823	$2,654,813
1.25%, 01/21/31	6,315	5,056,722
1.63%, 01/20/27	100	91,614
1.88%, 07/21/26	5,690	5,310,871
1.88%, 04/15/31	18,198	15,103,516
2.00%, 10/17/29	4,457	3,871,724
2.13%, 02/16/29(b)	5,155	4,573,314
2.25%, 11/04/26	6,625	6,204,367
2.38%, 04/20/26	5,730	5,437,660
2.50%, 05/28/25	2,991	2,893,783
2.75%, 01/21/26(b)	4,200	4,033,248
2.75%, 11/16/27	5,765	5,379,522
2.88%, 04/14/25	580	565,099
2.88%, 06/01/27	5,793	5,471,852
2.88%, 07/21/27	4,887	4,607,860
3.25%, 07/20/28	2,100	1,982,961
3.50%, 10/31/28(b)	3,840	3,648,026
4.25%, 01/26/26	430	424,354
4.38%, 10/05/27	400	395,877
4.38%, 01/24/31	100	98,655
4.63%, 07/19/28	190	189,576
4.88%, 10/18/28	100	100,955
Japan International Cooperation Agency
1.00%, 07/22/30(b)	2,701	2,145,759
2.13%, 10/20/26	1,044	973,859
2.75%, 04/27/27(b)	885	831,252
3.25%, 05/25/27	2,825	2,689,010
3.38%, 06/12/28	1,265	1,196,846
4.00%, 05/23/28	100	97,006

		86,030,101

Mexico — 0.3%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	7,672	6,352,319
3.25%, 04/16/30 (Call 01/16/30)	10,630	9,402,587
3.50%, 02/12/34 (Call 11/12/33)	11,963	9,887,365
3.75%, 01/11/28	8,835	8,360,747
3.77%, 05/24/61 (Call 11/24/60)	10,841	6,968,195
3.90%, 04/27/25 (Call 03/27/25)	1,945	1,913,708
4.13%, 01/21/26	12,826	12,581,500
4.15%, 03/28/27	10,525	10,261,929
4.28%, 08/14/41 (Call 02/14/41)	12,316	9,782,868
4.35%, 01/15/47(b)	3,512	2,707,071
4.40%, 02/12/52 (Call 08/12/51)	3,997	3,016,397
4.50%, 04/22/29	11,905	11,449,515
4.50%, 01/31/50 (Call 07/31/49)(b)	8,061	6,271,269
4.60%, 01/23/46	11,404	9,098,506
4.60%, 02/10/48	7,646	6,043,452
4.75%, 04/27/32 (Call 01/27/32)	14,332	13,490,180
4.75%, 03/08/44	15,947	13,166,773
4.88%, 05/19/33 (Call 02/19/33)(b)	9,968	9,384,934
5.00%, 05/07/29 (Call 04/07/29)	670	658,763
5.00%, 04/27/51 (Call 10/27/50)(b)	13,199	10,984,566
5.40%, 02/09/28 (Call 01/09/28)	3,337	3,348,891
5.55%, 01/21/45(b)	11,435	10,529,874
5.75%,	10,405	8,996,021
6.00%, 05/07/36 (Call 02/07/36)	1,890	1,884,469
6.05%, 01/11/40	11,353	11,115,898
6.34%, 05/04/53 (Call 11/04/52)	12,356	12,071,561
6.35%, 02/09/35 (Call 11/09/34)	11,425	11,705,972
6.40%, 05/07/54 (Call 11/07/53)	622	613,697

92	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
6.75%, 09/27/34	$10,537	$11,111,632
7.50%, 04/08/33	5,327	5,978,886
8.30%, 08/15/31(b)	5,286	6,245,559
11.50%, 05/15/26(b)	773	880,645

		246,265,749

Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	13,905	9,741,344
3.16%, 01/23/30 (Call 10/23/29)	6,603	5,425,674
3.30%, 01/19/33 (Call 10/19/32)	7,730	5,834,535
3.75%, 03/16/25 (Call 12/16/24)	5,156	5,027,493
3.87%, 07/23/60 (Call 01/23/60)(b)	11,298	6,313,863
3.88%, 03/17/28 (Call 12/17/27)	5,152	4,664,739
4.30%, 04/29/53(b)	6,749	4,237,425
4.50%, 05/15/47 (Call 11/15/46)	3,826	2,554,402
4.50%, 04/16/50 (Call 10/16/49)	9,479	6,169,479
4.50%, 04/01/56 (Call 10/01/55)	9,450	5,957,836
4.50%, 01/19/63 (Call 07/19/62)	5,810	3,603,680
6.40%, 02/14/35 (Call 11/14/34)	8,310	7,673,488
6.70%, 01/26/36	10,226	9,669,428
6.85%, 03/28/54 (Call 09/28/53)	3,905	3,438,983
6.88%, 01/31/36 (Call 10/31/35)	2,237	2,115,303
7.13%, 01/29/26	4,827	4,900,497
8.88%, 09/30/27	5,521	5,950,482
9.38%, 04/01/29	4,482	4,951,729

		98,230,380

Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	4,785	3,621,930
2.39%, 01/23/26 (Call 12/23/25)	3,841	3,635,831
2.78%, 01/23/31 (Call 10/23/30)	14,039	11,941,955
2.78%, 12/01/60 (Call 06/01/60)(b)	7,833	4,491,769
2.84%, 06/20/30(b)	3,037	2,646,672
3.00%, 01/15/34 (Call 10/15/33)	6,790	5,520,191
3.23%, (Call 01/28/21)	4,108	2,348,237
3.30%, 03/11/41 (Call 09/11/40)	4,586	3,402,363
3.55%, 03/10/51 (Call 09/10/50)	6,158	4,419,243
3.60%, 01/15/72 (Call 07/15/71)	3,365	2,209,674
4.13%, 08/25/27(b)	3,623	3,503,133
5.63%, 11/18/50	7,800	7,719,647
6.55%, 03/14/37	4,991	5,383,206
7.35%, 07/21/25	5,514	5,650,780
8.75%, 11/21/33	9,480	11,637,392

		78,132,023

Philippines — 0.1%
Bangko Sentral ng Pilipinas International Bond, 8.60%, 06/15/27	585	638,071
Philippine Government International Bond
1.65%, 06/10/31	7,661	6,074,331
1.95%, 01/06/32	1,775	1,416,826
2.46%, 05/05/30	6,174	5,314,939
2.65%, 12/10/45	5,805	3,786,887
2.95%, 05/05/45	5,877	4,064,930
3.00%, 02/01/28	8,461	7,857,541
3.20%, 07/06/46	9,328	6,641,098
3.23%, 03/29/27	1,695	1,608,618
3.56%, 09/29/32	1,668	1,488,932
3.70%, 03/01/41	8,209	6,701,472
3.70%, 02/02/42	8,594	6,982,612
3.75%, 01/14/29	6,681	6,331,650

Security	Par (000)	Value

Philippines (continued)
3.95%, 01/20/40	$8,000	$6,838,689
4.20%, 03/29/47	4,205	3,507,600
4.63%, 07/17/28	1,645	1,626,667
5.00%, 07/17/33	6,795	6,802,935
5.00%, 01/13/37	5,780	5,689,060
5.17%, 10/13/27	3,034	3,055,502
5.50%, 03/30/26	5,681	5,746,858
5.50%, 01/17/48(b)	5,375	5,465,900
5.61%, 04/13/33	1,785	1,849,398
5.95%, 10/13/47	1,820	1,933,596
6.38%, 01/15/32	4,972	5,373,484
6.38%, 10/23/34	8,031	8,817,943
7.75%, 01/14/31	6,843	7,884,946
9.50%, 02/02/30	4,024	4,938,185
10.63%, 03/16/25	6,366	6,722,325

		135,160,995

Poland — 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	8,670	8,433,076
4.88%, 10/04/33 (Call 07/04/33)	9,660	9,458,042
5.50%, 11/16/27 (Call 08/16/27)	3,636	3,722,031
5.50%, 04/04/53 (Call 10/04/52)	8,295	8,284,887
5.75%, 11/16/32 (Call 08/16/32)	5,940	6,193,151

		36,091,187

South Korea — 0.1%
Export-Import Bank of Korea
0.63%, 02/09/26	260	239,248
0.75%, 09/21/25(b)	1,245	1,164,790
1.13%, 12/29/26	1,695	1,527,257
1.25%, 09/21/30	3,085	2,466,706
1.38%, 02/09/31	1,490	1,184,687
1.63%, 01/18/27	2,165	1,976,784
2.13%, 01/18/32(b)	2,025	1,663,200
2.38%, 04/21/27	1,950	1,808,710
2.50%, 06/29/41	4,288	3,051,499
2.63%, 05/26/26	3,927	3,730,628
3.25%, 11/10/25(b)	3,290	3,191,626
3.25%, 08/12/26	1,930	1,853,943
4.25%, 09/15/27	820	802,606
4.50%, 01/11/29	410	405,806
4.50%, 09/15/32(b)	2,300	2,236,264
4.63%, 01/11/27	140	139,153
4.63%, 01/11/34	1,000	977,067
4.88%, 01/11/26	400	398,848
5.00%, 01/11/28	1,850	1,865,265
5.13%, 09/18/28	680	690,393
5.13%, 01/11/33	3,710	3,766,728
5.13%, 09/18/33	1,330	1,351,172
5.38%, 09/18/25(b)	742	745,238
Korea Development Bank (The)
0.80%, 04/27/26	880	805,142
1.38%, 04/25/27	2,670	2,398,700
4.00%, 09/08/25	1,290	1,268,262
4.25%, 09/08/32	5,880	5,617,288
4.38%, 02/15/28	1,545	1,523,229
4.38%, 02/15/33	7,248	6,963,516
5.38%, 10/23/26(b)	700	707,172
5.38%, 10/23/28	1,010	1,035,698
5.63%, 10/23/33	1,965	2,069,906

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea (continued)
Korea International Bond
1.00%, 09/16/30	$2,740	$2,198,620
1.75%, 10/15/31	3,025	2,492,737
2.50%, 06/19/29	3,905	3,538,207
2.75%, 01/19/27	4,664	4,419,507
3.50%, 09/20/28	1,865	1,785,597
3.88%, 09/20/48	873	742,837
4.13%, 06/10/44	876	788,534
5.63%, 11/03/25(b)	630	635,760

		76,228,330

Supranational — 0.8%
African Development Bank
0.88%, 03/23/26	6,490	6,007,388
0.88%, 07/22/26	7,113	6,513,584
3.38%, 07/07/25	994	973,668
4.38%, 11/03/27	4,490	4,474,148
4.38%, 03/14/28	4,440	4,427,424
4.63%, 01/04/27	1,120	1,122,090
Asian Development Bank
0.38%, 09/03/25	5,385	5,036,461
0.50%, 02/04/26	7,990	7,376,021
0.63%, 04/29/25	14,940	14,206,683
0.75%, 10/08/30	2,964	2,348,804
1.00%, 04/14/26	12,510	11,592,979
1.25%, 06/09/28	2,095	1,838,474
1.50%, 01/20/27	6,205	5,703,796
1.50%, 03/04/31	2,399	1,984,973
1.75%, 08/14/26	3,070	2,870,018
1.75%, 09/19/29	9,007	7,842,860
1.88%, 03/15/29	1,355	1,202,504
1.88%, 01/24/30	8,386	7,283,825
2.00%, 04/24/26(b)	7,310	6,913,800
2.13%, 03/19/25(b)	520	504,343
2.38%, 08/10/27	1,440	1,345,170
2.50%, 11/02/27	6,277	5,864,149
2.63%, 01/12/27	5,924	5,624,636
2.75%, 01/19/28	7,175	6,742,118
2.88%, 05/06/25	2,650	2,585,601
3.13%, 08/20/27	4,715	4,511,720
3.13%, 09/26/28	1,284	1,216,997
3.13%, 04/27/32	1,100	1,003,673
3.75%, 04/25/28	6,790	6,614,767
3.88%, 09/28/32(b)	2,700	2,599,484
3.88%, 06/14/33	3,400	3,262,081
4.00%, 01/12/33	12,736	12,354,086
4.13%, 01/12/27	370	366,027
4.13%, 01/12/34	120	117,321
4.25%, 01/09/26	3,697	3,665,161
4.50%, 08/25/28(b)	8,305	8,343,101
4.63%, 06/13/25	1,075	1,070,042
4.88%, 09/26/28 (Call 09/26/26)	10	9,993
5.82%, 06/16/28	5,910	6,205,045
6.22%, 08/15/27	960	1,004,000
6.38%, 10/01/28	765	815,999
Asian Infrastructure Investment Bank (The)
0.50%, 05/28/25	9,360	8,850,346
0.50%, 01/27/26	4,940	4,558,680
3.38%, 06/29/25	2,085	2,040,720
3.75%, 09/14/27	2,990	2,912,340
4.00%, 01/18/28	4,755	4,664,073
4.88%, 09/14/26(b)	1,555	1,563,789

Security	Par (000)	Value

Supranational (continued)
Corp. Andina de Fomento, 2.25%, 02/08/27	$985	$905,958
Council of Europe Development Bank
0.88%, 09/22/26(b)	190	173,065
3.00%, 06/16/25	755	735,843
3.63%, 01/26/28	940	912,385
3.75%, 05/25/26	4,415	4,329,605
4.13%, 01/24/29	120	118,649
European Bank for Reconstruction & Development
0.50%, 05/19/25	8,800	8,335,279
0.50%, 11/25/25	4,510	4,190,135
0.50%, 01/28/26	1,173	1,083,529
4.13%, 01/25/29	430	425,124
4.38%, 03/09/28	715	713,116
European Investment Bank
0.38%, 12/15/25	4,220	3,906,220
0.38%, 03/26/26	4,461	4,089,592
0.63%, 07/25/25	11,692	11,025,192
0.63%, 10/21/27	1,072	936,011
0.75%, 10/26/26	7,645	6,931,208
0.75%, 09/23/30	1,335	1,064,281
0.88%, 05/17/30	4,605	3,736,670
1.25%, 02/14/31	11,589	9,472,501
1.38%, 03/15/27(b)	17,140	15,644,605
1.63%, 03/14/25	18,658	18,019,575
1.63%, 10/09/29	4,390	3,799,074
1.63%, 05/13/31	455	379,852
1.75%, 03/15/29	7,655	6,761,293
2.13%, 04/13/26	5,755	5,466,047
2.38%, 05/24/27	3,991	3,744,016
2.75%, 08/15/25	3,440	3,338,242
3.25%, 11/15/27	2,570	2,466,219
3.63%, 07/15/30	5,940	5,697,662
3.75%, 02/14/33	12,605	12,043,539
3.88%, 03/15/28	3,368	3,301,274
4.00%, 02/15/29	610	600,132
4.50%, 10/16/28	955	960,287
4.88%, 02/15/36	7,346	7,616,573
Inter-American Development Bank
0.63%, 07/15/25	2,795	2,636,514
0.63%, 09/16/27	2,110	1,847,164
0.88%, 04/03/25	10,430	9,969,521
0.88%, 04/20/26	16,285	15,046,994
1.13%, 07/20/28(b)	10,230	8,906,557
1.13%, 01/13/31	11,750	9,493,969
1.50%, 01/13/27	780	717,423
1.75%, 03/14/25	14,224	13,745,905
2.00%, 06/02/26	7,478	7,055,663
2.00%, 07/23/26	4,838	4,553,716
2.25%, 06/18/29	9,364	8,422,354
2.38%, 07/07/27	6,504	6,081,348
3.13%, 09/18/28	9,145	8,666,297
3.20%, 08/07/42	4,415	3,560,376
3.50%, 09/14/29	1,785	1,706,432
3.50%, 04/12/33	6,605	6,146,832
3.88%, 10/28/41	6,110	5,439,785
4.00%, 01/12/28	3,821	3,758,574
4.13%, 02/15/29	80	79,138
4.38%, 02/01/27(b)	1,190	1,185,505
4.38%, 01/24/44	3,235	3,072,968
4.50%, 05/15/26(b)	3,415	3,404,449

94	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
4.50%, 09/13/33	$3,905	$3,927,464
7.00%, 06/15/25	10	10,215
Inter-American Investment Corp.
4.13%, 02/15/28	805	790,779
4.75%, 09/19/28	723	728,754
International Bank for Reconstruction & Development
0.38%, 07/28/25	17,670	16,592,230
0.50%, 10/28/25	24,141	22,498,854
0.60%, 02/18/26	20	18,331
0.63%, 04/22/25	31,115	29,617,192
0.65%, 02/10/26 (Call 05/10/24)	159	146,184
0.75%, 03/11/25	13,832	13,239,958
0.75%, 11/24/27	10,750	9,395,648
0.75%, 08/26/30	6,958	5,531,849
0.85%, 02/10/27 (Call 05/10/24)	90	79,674
0.88%, 07/15/26	9,985	9,160,204
0.88%, 05/14/30	12,570	10,166,904
1.13%, 09/13/28	20,897	18,117,357
1.25%, 02/10/31(b)	15,205	12,362,937
1.38%, 04/20/28	19,550	17,308,978
1.63%, 11/03/31(b)	22,204	18,255,744
1.75%, 10/23/29	12,357	10,734,187
1.88%, 10/27/26	5,890	5,500,248
2.13%, 03/03/25	6,489	6,302,971
2.50%, 07/29/25	18,384	17,785,612
2.50%, 11/22/27	15,615	14,580,230
2.50%, 03/29/32	3,041	2,655,615
3.13%, 11/20/25	3,496	3,399,576
3.13%, 06/15/27	10,990	10,543,701
3.50%, 07/12/28	14,970	14,440,006
3.63%, 09/21/29	6,030	5,807,067
3.88%, 02/14/30(b)	12,165	11,833,509
4.00%, 07/25/30	5,335	5,215,293
4.00%, 01/10/31	1,220	1,190,451
4.63%, 08/01/28	3,160	3,190,103
4.75%, 11/14/33(b)	2,682	2,754,944
4.75%, 02/15/35(b)	1,062	1,076,549
5.67%, 02/01/34	320	318,590
International Finance Corp.
0.38%, 07/16/25	1,207	1,134,918
0.75%, 10/08/26(b)	3,455	3,137,179
0.75%, 08/27/30	960	764,830
2.13%, 04/07/26	668	634,542
3.63%, 09/15/25	1,075	1,055,077
4.38%, 01/15/27(b)	1,335	1,330,717
4.50%, 07/13/28	995	999,349
Nordic Investment Bank
0.38%, 09/11/25	3,075	2,874,558
0.50%, 01/21/26	1,020	942,945
2.63%, 04/04/25	1,282	1,248,722
3.38%, 09/08/27	915	882,177
4.38%, 03/14/28	765	762,827
5.00%, 10/15/25	1,390	1,393,553

		800,994,501

Sweden — 0.0%
Svensk Exportkredit AB
0.50%, 08/26/25	5,475	5,121,525
0.63%, 05/14/25	6,690	6,342,117
2.25%, 03/22/27	3,143	2,928,622
4.00%, 07/15/25	470	463,205

Security	Par (000)	Value

Sweden (continued)
4.13%, 06/14/28	$2,125	$2,088,741
4.25%, 02/01/29	450	445,525
4.38%, 02/13/26	610	604,361
4.63%, 11/28/25	3,710	3,688,664
4.88%, 09/14/26	405	406,587
4.88%, 10/04/30	2,865	2,908,009

		24,997,356

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	3,477	3,028,395
4.38%, 10/27/27	13,885	13,724,737
4.38%, 01/23/31 (Call 10/23/30)	14,386	14,007,312
4.98%, 04/20/55	9,826	9,149,642
5.10%, 06/18/50	13,127	12,604,487
5.75%, 10/28/34 (Call 07/28/34)	5,005	5,262,133
7.63%, 03/21/36	5,531	6,643,549

		64,420,255

Total Foreign Government Obligations — 2.1% (Cost: $2,294,113,189)		2,074,460,669

Municipal Debt Obligations

Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority RB, 2.65%, 09/01/37 (Call 09/01/31)	1,150	913,155

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	1,875	1,796,087

California — 0.2%
Bay Area Toll Authority RB, 3.13%, 04/01/55 (Call 04/01/31)	470	319,646
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	4,735	5,382,092
Series S-1, 7.04%, 04/01/50	4,300	5,287,065
Series S-3, 6.91%, 10/01/50	3,205	3,896,337
California Earthquake Authority, 5.60%, 07/01/27	1,255	1,267,388
California Health Facilities Financing Authority
4.19%, 06/01/37 (Call 06/01/32)	325	300,637
4.35%, 06/01/41 (Call 06/01/32)(b)	1,905	1,744,938
California State University RB
Class B, 2.72%, 11/01/52	910	608,596
2.94%, 11/01/52 (Call 11/01/31)	1,000	682,053
Class B, 2.98%, 11/01/51 (Call 05/01/51)	3,315	2,331,137
5.18%, 11/01/53 (Call 11/01/33)(b)	2,535	2,514,064
Series E, 2.90%, 11/01/51 (Call 11/01/30)	1,895	1,358,706
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, 4.24%, 05/15/48 (Call 05/15/32) (AGM)(b)	455	386,636
City of San Francisco California Public Utilities Commission Water Revenue RB BAB, Series B, 6.00%, 11/01/40	2,500	2,659,240
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	4,758,860

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Foothill-Eastern Transportation Corridor Agency RB
3.92%, 01/15/53 (Call 01/15/30)	$1,025	$824,434
Series A, 4.09%, 01/15/49 (Call 01/15/30)	2,040	1,705,924
Golden State Tobacco Securitization Corp. RB
Class B, 2.75%, 06/01/34 (Call 06/01/31)	1,270	1,053,578
Class B, 3.00%, 06/01/46	680	625,052
3.12%, 06/01/38 (Call 06/01/31) (SAP)	1,000	792,736
Class B, 3.29%, 06/01/42 (Call 06/01/31)	2,790	2,112,064
3.49%, 06/01/36 (Call 12/01/31)	230	186,048
3.71%, 06/01/41 (Call 12/01/31)	830	634,959
3.85%, 06/01/50 (Call 12/01/31)	1,175	1,097,105
4.21%, 06/01/50 (Call 12/01/31)	1,535	1,164,428
Los Angeles Community College District/CA GO
1.81%, 08/01/30	5,000	4,270,526
2.11%, 08/01/32 (Call 08/01/30)(b)	3,000	2,487,317
Los Angeles Community College District/CA
GO BAB, 6.75%, 08/01/49	1,100	1,327,725
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB BAB, Series A, 5.74%, 06/01/39	2,315	2,400,386
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	1,150	1,392,610
Los Angeles Department of Water & Power
RB BAB
Series A, 5.72%, 07/01/39	2,100	2,177,539
Series A, 6.60%, 07/01/50	385	446,701
Series D, 6.57%, 07/01/45	2,970	3,401,407
Los Angeles Unified School District/CA
GO BAB
5.75%, 07/01/34(b)	4,760	4,921,028
5.76%, 07/01/29	2,170	2,224,223
Series RY, 6.76%, 07/01/34	5,025	5,508,649
Regents of the University of California Medical Center Pooled Revenue RB
3.01%, 05/15/50 (Call 11/15/49)	1,400	961,625
Class A, 3.71%, 05/15/20 (Call 11/15/19)	2,600	1,779,875
4.13%, 05/15/32 (Call 02/15/32)	1,550	1,471,388
4.56%, 05/15/53	895	815,254
Series N, Class A, 3.26%, 05/15/60 (Call 11/15/59)(b)	1,835	1,248,639
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, Class H, 6.55%, 05/15/48	2,575	2,963,889
Series F, 6.58%, 05/15/49	3,015	3,433,908
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	1,905	2,042,573
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	2,350	2,587,129
San Joaquin Hills Transportation Corridor Agency RB, 3.49%, 01/15/50 (Call 01/15/32)	1,600	1,197,389
State of California GO
1.70%, 02/01/28	140	125,374
2.50%, 10/01/29	6,000	5,365,187
3.38%, 04/01/25	3,000	2,946,423
3.50%, 04/01/28	910	871,557
4.50%, 04/01/33 (Call 04/01/28)(b)	2,750	2,682,945
4.60%, 04/01/38 (Call 04/01/28)	2,170	2,065,272
5.13%, 03/01/38 (Call 03/01/33)(b)	1,000	976,524

Security	Par (000)	Value

California (continued)
5.20%, 03/01/43 (Call 03/01/33)(b)	$1,790	$1,741,330
5.75%, 10/01/31	1,400	1,483,558
Series A, 3.05%, 04/01/29	1,110	1,032,089
State of California GO BAB
7.30%, 10/01/39	5,220	6,102,271
7.35%, 11/01/39	3,130	3,680,917
7.50%, 04/01/34(b)	8,325	9,797,390
7.55%, 04/01/39(b)	12,470	15,151,744
7.60%, 11/01/40	7,575	9,371,309
7.63%, 03/01/40	4,350	5,292,720
University of California RB
Series AD, 4.86%, 05/15/12	3,285	3,025,023
Series AQ, 4.77%, 12/31/99(b)	835	750,031
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	2,925	2,849,464
Series BD, 3.35%, 07/01/29(b)	4,730	4,452,192
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	950	904,191
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	775	696,884
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	2,990	2,497,545
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	3,110	2,080,048
University of California RB BAB, 5.95%, 05/15/45	3,255	3,423,449

		182,118,940

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	700	764,459

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32(b)	4,015	4,181,928

District of Columbia — 0.0%
District of Columbia Income Tax Revenue RB BAB, Series E, 5.59%, 12/01/34	700	723,073
District of Columbia Water & Sewer Authority RB
3.21%, 10/01/48 (Call 10/01/29)	1,000	742,891
4.81%, 10/01/14	1,690	1,543,876
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46	1,300	1,614,860

		4,624,700

Florida — 0.0%
County of Broward FL Airport System Revenue RB, 3.48%, 10/01/43 (Call 10/01/29)	250	203,432
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	985	886,815
County of Miami-Dade FL Transit System RB, Series B, 2.60%, 07/01/42 (Call 07/01/30)	1,300	951,093
County of Miami-Dade FL Water & Sewer System Revenue RB, 3.49%, 10/01/42 (Call 10/01/29)	1,265	1,022,920
County of Miami-Dade Seaport Department RB, 6.22%, 11/01/55 (Call 11/01/33)	245	260,357
State Board of Administration Finance Corp. RB
1.26%, 07/01/25(b)	4,385	4,164,347
1.71%, 07/01/27	3,250	2,925,066
2.15%, 07/01/30(b)	4,902	4,130,859

		14,544,889

96	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia — 0.0%
City of Atlanta GA Water & Wastewater Revenue RB, 2.26%, 11/01/35 (Call 11/01/30)	$1,330	$1,059,467
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,789	4,252,761
Project M, Series 2010-A, 6.66%, 04/01/57	3,316	3,684,902
Project P, Series 2010-A, 7.06%, 04/01/57	313	339,500

		9,336,630

Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46(b)	580	401,180

Illinois — 0.1%
Chicago O’Hare International Airport RB
Series C, 4.47%, 01/01/49	1,050	964,120
Series C, 4.57%, 01/01/54(b)	2,450	2,264,399
Chicago O’Hare International Airport RB BAB,
Series B, 6.40%, 01/01/40	500	550,034
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue RB
Series A, 6.90%, 12/01/40	4,298	4,778,565
Series B, 6.90%, 12/01/40(b)	3,639	4,046,669
Illinois State Toll Highway Authority RB BAB,
Series A, 6.18%, 01/01/34	1,820	1,961,025
Sales Tax Securitization Corp. RB
3.24%, 01/01/42	5,125	4,077,177
3.82%, 01/01/48	135	108,339
State of Illinois GO, 5.10%, 06/01/33(b)	30,923	30,461,514
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	3,343	3,607,394

		52,819,236

Indiana — 0.0%
Indiana Finance Authority RB, 3.05%, 01/01/51(b)	645	474,376

Kansas — 0.0%
Kansas Development Finance Authority RB, 2.77%, 05/01/51	605	419,726
State of Kansas Department of Transportation RB BAB, 4.60%, 09/01/35	500	485,723

		905,449

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Auth
5.05%, 12/01/34	1,705	1,715,227
5.08%, 06/01/31	1,533	1,532,864
5.20%, 12/01/39	3,975	4,041,321
Louisiana Local Government Environmental Facilities & Community Development Authority RB
3.62%, 02/01/29	1,192	1,161,047
4.15%, 02/01/33	2,280	2,203,783
4.28%, 02/01/36	1,560	1,479,972
4.48%, 08/01/39	1,710	1,616,566
State of Louisiana Gasoline & Fuels Tax Revenue RB, 2.95%, 05/01/41	1,185	892,354

		14,643,134

Security	Par (000)	Value

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Class D, 3.05%, 07/01/40 (Call 01/01/40)	$2,500	$1,864,564
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	1,500	1,556,814

		3,421,378

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL, 2.90%, 09/01/49	2,675	1,873,938
Commonwealth of Massachusetts GOL BAB 4.91%, 05/01/29	1,950	1,963,318
Series E, 5.46%, 12/01/39	3,700	3,836,769
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	2,900	2,805,188
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	1,435	1,489,625
Massachusetts School Building Authority RB 3.40%, 10/15/40 (Call 10/15/29)	1,755	1,471,179
Series B, 1.75%, 08/15/30	2,250	1,915,849
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	1,060	1,109,836
Massachusetts Water Resources Authority RB, 2.82%, 08/01/41 (Call 08/01/31)	925	714,527

		17,180,229

Michigan — 0.0%
Michigan Finance Authority RB
3.08%, 12/01/34	2,110	1,819,336
3.38%, 12/01/40	845	688,889
Michigan State Building Authority RB, 2.71%, 10/15/40 (Call 10/15/30)	1,250	932,735
Michigan State University RB, 4.17%, 08/15/22 (Call 02/15/22)	2,675	2,085,360
Michigan Strategic Fund RB, 3.23%, 09/01/47 (Call 09/01/31)	460	344,827
University of Michigan RB
3.50%, 04/01/52 (Call 10/01/51)	614	465,064
3.50%, 04/01/52 (Call 10/01/51)(b)	475	359,129
3.60%, 04/01/47	1,800	1,519,417
4.45%, 12/31/99 (Call 10/01/21)	4,080	3,481,776
Series B, 2.44%, 04/01/40 (Call 10/01/39)	2,862	2,064,170

		13,760,703

Minnesota — 0.0%
University of Minnesota RB, 4.05%, 04/01/52 (Call 10/01/51)	1,924	1,675,847

Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34	1,000	1,026,739

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 02/15/57)	4,730	3,603,628

Nebraska — 0.0%
University of Nebraska Facilities Corp. (The) RB, Series A, Class A, 3.04%, 10/01/49	2,000	1,464,863

Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45	850	993,007

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	$5,874	$6,288,860
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40(b)	6,979	8,507,768
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	2,650	2,891,781
Series C, 5.75%, 12/15/28	3,100	3,132,302
New Jersey Turnpike Authority RB BAB,
Series A, 7.10%, 01/01/41	4,730	5,528,695
Rutgers The State University of New Jersey RB
3.27%, 05/01/43	1,000	778,519
Series P, 3.92%, 05/01/19 (Call 11/01/18)(b)	1,475	1,046,425
Rutgers The State University of New Jersey RB BAB, Class H, 5.67%, 05/01/40	900	929,748

		29,104,098

New York — 0.1%
City of New York GO, 5.26%, 10/01/52	500	509,385
City of New York GO BAB
Series A-2, 5.21%, 10/01/31	2,000	2,005,030
Series C-1, 5.52%, 10/01/37	3,000	3,059,323
Series F1, 6.27%, 12/01/37	2,755	2,970,076
Metropolitan Transportation Authority RB,
Series C2, 5.18%, 11/15/49	3,880	3,625,473
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	3,265	3,933,397
Series 2010-A, 6.67%, 11/15/39	50	54,544
Series A, 5.87%, 11/15/39	160	163,285
Series B, 6.65%, 11/15/39	220	238,968
Series E, 6.81%, 11/15/40	1,830	2,024,515
New York City Municipal Water Finance Authority RB, 5.88%, 06/15/44	3,200	3,413,919
New York City Municipal Water Finance Authority RB BAB
5.44%, 06/15/43(b)	1,385	1,408,863
5.72%, 06/15/42(b)	3,145	3,252,301
6.01%, 06/15/42(b)	1,860	2,000,621
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	2,235	2,281,148
5.57%, 11/01/38	2,100	2,155,069
Series C-2, 5.77%, 08/01/36	1,815	1,874,343
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	2,325	2,449,967
Series F, 5.63%, 03/15/39	2,725	2,824,617
New York State Urban Development Corp. RB,
Series B, 3.90%, 03/15/33
(Call 09/15/28)(b)	290	273,202
New York State Urban Development Corp. RB
BAB, 5.77%, 03/15/39	6,015	6,084,528
Port Authority of New York & New Jersey RB
3.14%, 02/15/51 (Call 08/15/31)	1,145	823,707
3.29%, 08/01/69(b)	1,300	871,484
4.03%, 09/01/48	1,440	1,182,422
5.07%, 07/15/53(b)	2,820	2,828,757
Series 164, 5.65%, 11/01/40(b)	2,255	2,372,513
Series 165, 5.65%, 11/01/40(b)	1,795	1,900,895
Series 168, 4.93%, 10/01/51	2,650	2,576,516
Series 174, 4.46%, 10/01/62(b)	6,585	5,870,201
Series 181, 4.96%, 08/01/46(b)	2,000	1,912,531

Security	Par (000)	Value

New York (continued)
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	$1,000	$988,008
Series 192, 4.81%, 10/15/65(b)	4,235	3,995,543
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	675	456,220

		72,381,371

North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB, 3.20%, 01/15/51 (Call 01/15/50)	1,100	755,418

Ohio — 0.0%
American Municipal Power Inc. RB BAB,
Series B, 8.08%, 02/15/50	4,075	5,441,457
JobsOhio Beverage System RB
2.83%, 01/01/38	1,950	1,597,436
4.43%, 01/01/33	285	281,656
Series B, 4.53%, 01/01/35	2,400	2,357,944
Ohio State University (The) RB, Series A,
4.80%, 06/01/11(b)	350	314,902
Ohio State University (The) RB BAB, Series C,
4.91%, 06/01/40(b)	1,905	1,846,939
Ohio Turnpike & Infrastructure Commission
RB, Series A, Class A, 3.22%, 02/15/48
(Call 02/15/30)(b)	1,775	1,337,079

		13,177,413

Oklahoma — 0.0%
Oklahoma Development Finance Authority RB
4.38%, 11/01/45	715	667,356
4.62%, 06/01/44	1,655	1,574,295
4.71%, 05/01/52	520	487,928
5.09%, 02/01/52	680	673,840

		3,403,419

Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	50	50,535
Series B, 5.68%, 06/30/28 (NPFGC)	1,000	1,016,551
Oregon State University RB, 3.42%, 03/01/60 (Call 03/01/30) (BAM)	1,100	807,300
State of Oregon Department of Transportation
RB BAB, Series 2010-A, 5.83%, 11/15/34	2,085	2,191,339
State of Oregon GO, 5.89%, 06/01/27(b)	8,020	8,146,857

		12,212,582

Pennsylvania — 0.0%
City of Philadelphia PA Water & Wastewater Revenue RB, 2.93%, 07/01/45 (Call 07/01/31)	1,030	764,917
Commonwealth Financing Authority RB
Class A, 2.99%, 06/01/42(b)	1,130	855,397
Series A, 4.14%, 06/01/38	50	46,294
Pennsylvania State University (The) RB
2.79%, 09/01/43	1,750	1,307,604
2.84%, 09/01/50	975	677,374
Pennsylvania Turnpike Commission RB BAB,
Series B, 5.51%, 12/01/45	1,000	1,033,017
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/19 (Call 03/15/19)	2,000	1,338,874

		6,023,477

98	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina — 0.0%
South Carolina Public Service Authority RB
BAB, Series C, 6.45%, 01/01/50	$1,000	$1,105,433

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	1,000	973,458

Texas — 0.1%
Board of Regents of the University of Texas
System RB, Series B, 2.44%, 08/15/49 (Call 02/15/49)	765	464,164
Board of Regents of the University of Texas
System RB BAB, Series C, 4.79%, 08/15/46	2,400	2,308,640
City of San Antonio Texas Electric & Gas
Systems Revenue RB BAB
5.81%, 02/01/41	1,875	1,964,529
Series C, 5.99%, 02/01/39(b)	1,000	1,076,962
Dallas Area Rapid Transit RB, 2.61%, 12/01/48 (Call 12/01/31)	2,895	1,957,232
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(b)	3,250	3,164,661
Series B, 6.00%, 12/01/44	400	437,177
Dallas Convention Center Hotel Development
Corp. RB BAB, 7.09%, 01/01/42	700	785,715
Dallas County Hospital District GOL BAB,
Series C, 5.62%, 08/15/44	1,250	1,292,698
Dallas Fort Worth International Airport RB
2.84%, 11/01/46 (Call 11/01/31)(b)	220	159,855
Class A, 2.99%, 11/01/38	1,200	988,291
4.09%, 11/01/51	1,245	1,036,798
4.51%, 11/01/51 (Call 11/01/32)	3,305	2,997,673
Series A, Class A, 3.14%, 11/01/45	1,405	1,059,133
Series C, Class C, 2.92%, 11/01/50(b)	2,670	1,874,862
Series C, Class C, 3.09%, 11/01/40 (Call 11/01/30)	340	267,593
Dallas Independent School District GO BAB,
Series C, 6.45%, 02/15/35 (Call 04/01/24) (PSF)	400	402,116
Grand Parkway Transportation Corp. RB,
3.24%, 10/01/52 (Call 04/01/30)	4,805	3,482,131
North Texas Tollway Authority RB BAB,
Series B, 6.72%, 01/01/49	4,120	4,845,994
Permanent University Fund - Texas A&M
University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	2,000	1,668,363
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)	2,125	1,640,594
State of Texas GO BAB
5.52%, 04/01/39(b)	5,300	5,542,620
Series A, 4.63%, 04/01/33	1,255	1,260,162
Series A, 4.68%, 04/01/40	2,550	2,475,862
Texas Natural Gas Securitization
Finance Corp.
5.10%, 04/01/35	6,495	6,554,802
5.17%, 04/01/41	6,200	6,288,385
Texas Private Activity Bond Surface
Transportation Corp. RB, Series B, 3.92%, 12/31/49(b)	3,350	2,721,076

Security	Par (000)	Value

Texas (continued)
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	$2,505	$1,726,824
Texas Transportation Commission State Highway Fund RB
4.00%, 10/01/33	2,775	2,637,644
First Class, 5.18%, 04/01/30	5,115	5,129,527

		68,212,083

Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50 (Call 03/01/50)	2,790	1,692,209
2.58%, 11/01/51 (Call 05/01/51)(b)	1,000	649,506
Series A, 3.23%, 12/31/99 (Call 03/01/19)	790	492,098
Series C, 4.18%, 09/01/17 (Call 03/01/17)	840	670,735

		3,504,548

Washington — 0.0%
Central Puget Sound Regional Transit
Authority Sales & Rental Car Taxes
Revenue RB BAB, 5.49%, 11/01/39	1,200	1,237,912
State of Washington GO BAB, Series F,
5.14%, 08/01/40	2,165	2,183,775

		3,421,687

Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	190	190,988
Series C, 3.15%, 05/01/27	2,580	2,474,337

		2,665,325

Total Municipal Debt Obligations — 0.5% (Cost: $622,294,828)		547,590,869

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 26.8%
Federal Home Loan Mortgage Corp.
2.50%, 10/01/27	68	66,157
2.50%, 02/01/28	889	858,180
2.50%, 01/01/30	7,954	7,548,583
2.50%, 03/01/31	77	72,278
2.50%, 08/01/31	2,526	2,367,548
2.50%, 10/01/31	5,786	5,400,299
2.50%, 11/01/31	34	31,717
2.50%, 12/01/31	8,683	8,092,572
2.50%, 02/01/32	10,737	10,018,133
2.50%, 08/01/32	126	116,820
2.50%, 01/01/33	9,317	8,681,557
2.50%, 02/01/33	24	22,659
2.50%, 04/01/33	1,115	1,032,709
3.00%, 11/01/26	138	133,068
3.00%, 01/01/27	64	61,922
3.00%, 02/01/27	157	152,229
3.00%, 04/01/27	112	109,354
3.00%, 05/01/27	941	914,312
3.00%, 06/01/27	855	831,121
3.00%, 07/01/27	42	41,051
3.00%, 08/01/27	127	123,465
3.00%, 09/01/27	547	531,085
3.00%, 11/01/27	233	226,231
3.00%, 12/01/27	103	99,630
3.00%, 01/01/28	26	25,506
3.00%, 11/01/28	105	102,110
3.00%, 01/01/29	154	148,557

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 03/01/29	$462	$445,386
3.00%, 05/01/29	17,762	17,190,094
3.00%, 05/01/30	3,041	2,903,183
3.00%, 06/01/30	1,676	1,610,168
3.00%, 07/01/30	3,640	3,473,429
3.00%, 12/01/30	8,628	8,215,408
3.00%, 02/01/31	2,708	2,571,551
3.00%, 05/01/31	5,647	5,356,518
3.00%, 06/01/31	4,153	3,937,506
3.00%, 08/01/31	34	32,321
3.00%, 12/01/31	20	19,068
3.00%, 02/01/32	77	73,257
3.00%, 07/01/32	6,400	6,063,594
3.00%, 09/01/32	9	8,185
3.00%, 02/01/33	15	14,178
3.00%, 05/01/33	1,484	1,390,639
3.00%, 06/01/42	431	383,722
3.00%, 10/01/42	180	160,755
3.00%, 01/01/43	467	415,851
3.00%, 02/01/43	11,387	10,144,337
3.00%, 12/01/44	33	28,834
3.00%, 04/01/45	264	232,504
3.00%, 08/01/45	172	151,361
3.00%, 12/01/45	13	11,692
3.00%, 01/01/46	968	851,110
3.00%, 02/01/46	114	100,486
3.00%, 07/01/46	2,172	1,908,754
3.00%, 08/01/46	39,856	35,025,099
3.00%, 09/01/46	15,847	14,033,623
3.00%, 10/01/46	30,905	27,162,427
3.00%, 11/01/46	23,264	20,443,665
3.00%, 12/01/46	53,322	46,858,202
3.00%, 01/01/47	12,503	10,986,948
3.00%, 02/01/47	26,723	23,484,080
3.00%, 03/01/47	134	117,845
3.00%, 04/01/47	346	304,293
3.00%, 05/01/47	20,950	18,413,643
3.00%, 06/01/47	21,571	18,955,606
3.00%, 08/01/47	2,775	2,438,492
3.00%, 09/01/47	619	544,833
3.00%, 10/01/47	6,936	6,095,469
3.00%, 11/01/47	10	8,725
3.00%, 01/01/48	14	12,318
3.00%, 11/01/48	1,065	925,960
3.00%, 03/01/49	182	157,710
3.00%, 05/01/49	219	191,602
3.00%, 06/01/49	163	141,311
3.50%, 11/01/25	335	328,500
3.50%, 03/01/26	399	390,845
3.50%, 06/01/26	93	90,721
3.50%, 03/01/32	573	550,418
3.50%, 05/01/32	1,577	1,514,884
3.50%, 09/01/32	1,343	1,290,745
3.50%, 06/01/33	97	92,612
3.50%, 07/01/33	5,157	4,946,838
3.50%, 11/01/33	15	14,090
3.50%, 06/01/34	4,387	4,177,654
3.50%, 03/01/38	3,241	3,050,828
3.50%, 06/01/38	881	827,861
3.50%, 09/01/38	576	541,611
3.50%, 02/01/42	51	47,070

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 05/01/42	$5	$4,806
3.50%, 09/01/42	8	7,404
3.50%, 10/01/42	6,745	6,209,317
3.50%, 11/01/42	518	476,671
3.50%, 01/01/43	10	8,928
3.50%, 04/01/43	3,693	3,397,030
3.50%, 06/01/43	715	658,579
3.50%, 07/01/43	1,226	1,125,144
3.50%, 08/01/43	4,391	4,030,326
3.50%, 10/01/43	992	913,774
3.50%, 01/01/44	11,353	10,453,910
3.50%, 02/01/44	5,885	5,422,041
3.50%, 09/01/44	4,557	4,181,020
3.50%, 10/01/44	6,635	6,068,110
3.50%, 11/01/44	84	76,139
3.50%, 12/01/45	8,617	7,787,830
3.50%, 01/01/46	216	197,080
3.50%, 03/01/46	24,048	21,905,968
3.50%, 05/01/46	3,125	2,847,679
3.50%, 06/01/46	92	83,661
3.50%, 07/01/46	4,172	3,798,533
3.50%, 08/01/46	2,935	2,672,917
3.50%, 09/01/46	4,644	4,228,247
3.50%, 10/01/46	864	785,285
3.50%, 11/01/46	628	570,891
3.50%, 12/01/46	3,514	3,190,650
3.50%, 01/01/47	1,852	1,682,750
3.50%, 02/01/47	4,761	4,328,799
3.50%, 03/01/47	3,084	2,803,888
3.50%, 04/01/47	6,919	6,279,629
3.50%, 05/01/47	1,399	1,272,067
3.50%, 07/01/47	5,826	5,287,217
3.50%, 08/01/47	17,027	15,540,359
3.50%, 09/01/47	22,436	20,312,602
3.50%, 12/01/47	3,856	3,499,496
3.50%, 01/01/48	17,676	16,158,646
3.50%, 02/01/48	18,582	16,816,887
3.50%, 03/01/48	7,768	7,043,458
3.50%, 04/01/48	1,770	1,619,322
3.50%, 05/01/48	8,634	7,825,252
3.50%, 04/01/49	1,185	1,074,612
3.50%, 05/01/49	3,486	3,149,418
3.50%, 06/01/49	1,621	1,469,433
4.00%, 05/01/25	30	29,376
4.00%, 10/01/25	222	218,481
4.00%, 02/01/26	134	131,460
4.00%, 05/01/26	265	260,587
4.00%, 12/01/32	1,113	1,082,872
4.00%, 05/01/33	1,750	1,707,145
4.00%, 09/01/41	2,550	2,420,582
4.00%, 02/01/42	2,114	2,006,858
4.00%, 03/01/42	470	445,829
4.00%, 06/01/42	3,112	2,953,086
4.00%, 08/01/42	1,312	1,244,943
4.00%, 07/01/44	3,447	3,258,594
4.00%, 01/01/45	849	800,660
4.00%, 02/01/45	1,246	1,179,058
4.00%, 06/01/45	1,984	1,868,397
4.00%, 08/01/45	3,293	3,101,303
4.00%, 09/01/45	5,432	5,115,802
4.00%, 01/01/46	1,436	1,352,547

100	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 02/01/46	$146	$136,785
4.00%, 03/01/46	322	302,222
4.00%, 05/01/46	3,226	3,031,503
4.00%, 06/01/46	71	66,078
4.00%, 07/01/46	2,729	2,573,711
4.00%, 08/01/46	86	81,196
4.00%, 10/01/46	2,584	2,433,307
4.00%, 11/01/46	7,407	6,960,259
4.00%, 02/01/47	3,085	2,898,869
4.00%, 08/01/47	227	213,015
4.00%, 10/01/47	691	648,059
4.00%, 11/01/47	1,292	1,211,129
4.00%, 01/01/48	5,078	4,760,972
4.00%, 02/01/48	7,433	6,979,733
4.00%, 04/01/48	158	146,959
4.00%, 06/01/48	13,717	12,902,494
4.00%, 07/01/48	12,746	11,923,594
4.00%, 08/01/48	1,655	1,547,961
4.00%, 09/01/48	3,267	3,055,684
4.00%, 10/01/48	1,766	1,655,626
4.00%, 12/01/48	8,646	8,110,932
4.00%, 01/01/49	1,340	1,253,117
4.50%, 07/01/24	8	7,905
4.50%, 08/01/24	2	2,397
4.50%, 09/01/24	10	10,199
4.50%, 10/01/24	11	10,785
4.50%, 08/01/30	903	890,862
4.50%, 03/01/39	878	859,455
4.50%, 05/01/39	1,050	1,027,459
4.50%, 10/01/39	630	616,624
4.50%, 01/01/40	186	182,116
4.50%, 02/01/41	1,299	1,269,136
4.50%, 04/01/41	38	37,475
4.50%, 05/01/41	3,295	3,219,195
4.50%, 05/01/42	3,376	3,298,172
4.50%, 01/01/45	2,463	2,396,794
4.50%, 11/01/45	167	162,266
4.50%, 12/01/45	127	124,317
4.50%, 01/01/46	3,764	3,661,336
4.50%, 03/01/46	183	177,400
4.50%, 04/01/46	546	527,455
4.50%, 05/01/46	347	335,468
4.50%, 07/01/46	106	102,106
4.50%, 08/01/46	285	275,378
4.50%, 09/01/46	2,305	2,237,125
4.50%, 05/01/47	2,037	1,965,680
4.50%, 06/01/47	1,154	1,113,553
4.50%, 11/01/47	126	121,761
4.50%, 05/01/48	6,516	6,272,389
4.50%, 06/01/48	5,145	4,954,152
4.50%, 07/01/48	3,652	3,516,357
4.50%, 09/01/48	174	167,500
4.50%, 10/01/48	6,862	6,616,234
4.50%, 11/01/48	32	30,764
4.50%, 12/01/48	6,429	6,187,664
4.50%, 01/01/49	1,462	1,407,241
4.50%, 05/01/49	13	12,362
5.00%, 08/01/25	164	162,172
5.00%, 04/01/33	2,320	2,321,513
5.00%, 06/01/33	288	287,992
5.00%, 12/01/33	599	599,394

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 07/01/35	$1,094	$1,093,737
5.00%, 01/01/36	533	533,309
5.00%, 01/01/37	62	61,640
5.00%, 02/01/37	62	62,053
5.00%, 02/01/38	326	325,789
5.00%, 03/01/38	2,266	2,267,717
5.00%, 12/01/38	278	278,756
5.00%, 03/01/40	73	72,572
5.00%, 08/01/40	322	322,056
5.00%, 09/01/40	1,424	1,423,869
5.00%, 08/01/41	405	404,401
5.00%, 05/01/42(a)	271	276,065
5.00%, 09/01/47	328	323,777
5.00%, 03/01/48	232	229,076
5.00%, 04/01/48	4,233	4,181,300
5.00%, 05/01/48	1,284	1,268,364
5.00%, 07/01/48	810	800,445
5.00%, 10/01/48	626	617,885
5.00%, 11/01/48	875	863,843
5.00%, 04/01/49	360	355,887
5.00%, 06/01/49	861	848,955
5.24%, 12/01/38(a)	474	480,276
5.50%, 02/01/34	956	972,648
5.50%, 05/01/35	834	852,667
5.50%, 06/01/35	463	473,618
5.50%, 05/01/36	576	589,161
5.50%, 07/01/36	995	1,016,618
5.50%, 03/01/38	932	953,878
5.50%, 04/01/38	204	208,339
5.50%, 01/01/39	479	488,743
5.50%, 11/01/39	505	516,542
5.85%, 08/01/41(a)	132	134,302
5.99%, 11/01/41(a)	150	151,909
6.00%, 10/01/36	543	562,173
6.00%, 02/01/37	439	455,719
6.00%, 11/01/37	1,611	1,676,716
6.00%, 09/01/38	23	24,460
6.03%, 11/01/40(a)	10	9,770
6.13%, 09/01/41(a)	209	210,442
6.15%, 11/01/40(a)	80	79,757
6.15%, 01/01/42(a)	39	39,377
6.16%, 11/01/40(a)	275	276,288
Federal National Mortgage Association
3.00%, 02/01/47	8,536	7,554,637
3.00%, 03/01/47	6,733	5,819,845
3.50%, 11/01/51	5,584	5,015,761
4.00%, 02/01/47	9,351	8,782,565
4.00%, 01/01/57	6,300	5,846,664
4.00%, 02/01/57	7,068	6,559,396
4.43%, 04/01/44(a)	201	203,122
6.00%, 08/01/41(a)	199	203,223
6.07%, 10/01/41(a)	304	309,156
6.26%, 02/01/42(a)	67	67,268
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	2,992	2,859,259
Series 2016-M6, Class A2, 2.49%, 05/25/26	7,981	7,590,272
Series 2017, Class A2, 2.96%, 09/25/27(a)	1,703	1,615,204
Series 2017-M4, Class A2, 2.55%, 12/25/26(a)	20,213	19,071,572

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	$14,238	$13,551,448
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	8,093	7,708,033
Series 2018-M10, Class A2, 3.36%, 07/25/28(a)	2,999	2,853,127
Series 2018-M12, Class A2, 3.63%, 08/25/30(a)	12,300	11,499,738
Series 2018-M13, Class A2, 3.74%, 09/25/30(a)	7,734	7,290,751
Series 2018-M2, Class A2, 2.91%, 01/25/28(a)	8,372	7,880,218
Series 2019-M2, Class A2, 3.62%, 11/25/28(a)	5,154	4,935,618
Series 2019-M22, Class A2, 2.52%, 08/25/29	22,289	20,048,960
Series 2021-M13, Class A2, 1.60%, 04/25/31(a)	17,050	13,786,578
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	20,500	16,660,145
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	29,670	23,858,254
Freddie Mac Multifamily Structured Pass Through Certificates
2.92%, 06/25/32 (Call 07/25/32)	25,000	21,849,877
Series K046, Class A2, 3.21%, 03/25/25 (Call 04/25/25)	5,000	4,895,218
Series K048, Class A2, 3.28%, 06/25/25 (Call 08/25/25)(a)	21,168	20,693,595
Series K052, Class A2, 3.15%, 11/25/25 (Call 01/25/26)	19,250	18,685,075
Series K053, Class A2, 3.00%, 12/25/25 (Call 01/25/26)	15,000	14,507,739
Series K059, Class A2, 3.12%, 09/25/26 (Call 10/25/26)(a)	14,300	13,725,821
Series K063, Class A2, 3.43%, 01/25/27 (Call 02/25/27)(a)	20,000	19,288,534
Series K066, Class A2, 3.12%, 06/25/27 (Call 07/25/27)	18,250	17,372,253
Series K067, Class A1, 2.90%, 03/25/27 (Call 09/25/27)	7,206	6,966,760
Series K069, Class A2, 3.19%, 09/25/27 (Call 10/25/27)(a)	3,150	2,993,470
Series K072, Class A2, 3.44%, 12/25/27 (Call 12/25/27)	10,000	9,551,763
Series K074, Class A2, 3.60%, 01/25/28 (Call 07/25/28)	10,000	9,595,644
Series K076, Class A2, 3.90%, 04/25/28 (Call 05/25/28)	8,000	7,745,061
Series K081, Class A2, 3.90%, 08/25/28 (Call 12/25/28)(a)	19,091	18,440,916
Series K085, Class A2, 4.06%, 10/25/28 (Call 11/25/28)(a)	20,000	19,415,929
Series K089, Class A2, 3.56%, 01/25/29 (Call 04/25/29)	10,000	9,500,910
Series K100, Class A2, 2.67%, 09/25/29 (Call 10/25/29)	10,000	8,989,743
Series K101, Class A2, 2.52%, 10/25/29 (Call 01/25/30)	31,000	27,658,476
Series K105, Class A2, 1.87%, 01/25/30 (Call 06/25/30)	4,775	4,076,621

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K108, Class A2, 1.52%, 03/25/30
(Call 03/25/30)	$2,000	$1,668,745
Series K110, Class A2, 1.48%, 04/25/30
(Call 05/25/30)	13,200	10,957,691
Series K111, Class A2, 1.35%, 05/25/30
(Call 07/25/30)	5,000	4,100,344
Series K117, Class A2, 1.41%, 08/25/30
(Call 10/25/30)	15,000	12,234,967
Series K126, Class A2, 2.07%, 01/25/31
(Call 05/25/31)	17,440	14,723,678
Series K135, CLASS A2, 2.15%, 10/25/31
(Call 11/25/31)(a)	4,670	3,896,205
Series K1510, Class A3, 3.79%, 01/25/34
(Call 01/25/34)	20,000	18,448,915
Series K-1512, Class A2, 2.99%, 05/25/31
(Call 10/25/34)	10,960	9,813,403
Series K-1512, Class A3, 3.06%, 04/25/34
(Call 10/25/34)	16,190	13,562,634
Series K-1514, Class A2, 2.86%, 10/25/34
(Call 10/25/34)	15,500	12,593,226
Series K733, Class A2, 3.75%, 08/25/25
(Call 01/25/26)	14,887	14,595,118
Series K734, Class A2, 3.21%, 02/25/26
(Call 07/25/26)	5,700	5,526,388
Series K739, Class A2, 1.34%, 09/25/27
(Call 09/25/27)	25,490	22,881,617
Government National Mortgage Association
1.50%, 10/20/51	4,310	3,326,893
2.00%, 07/20/50	5,139	4,195,443
2.00%, 08/20/50	70,762	57,758,186
2.00%, 09/20/50	1,976	1,612,632
2.00%, 10/20/50	7,518	6,132,562
2.00%, 11/20/50	41,157	33,565,140
2.00%, 12/20/50	74,679	60,886,386
2.00%, 01/20/51	30,801	25,104,909
2.00%, 02/20/51	181,091	147,585,863
2.00%, 06/20/51	6,825	5,558,328
2.00%, 08/20/51	123,041	100,161,674
2.00%, 10/20/51	86,695	70,547,418
2.00%, 11/20/51	62,985	51,244,093
2.00%, 12/20/51	225,212	183,194,439
2.00%, 01/20/52	126,007	102,488,466
2.00%, 03/20/52	192,088	156,242,638
2.00%, 04/20/52	45,793	37,251,415
2.00%, 06/20/52	35,905	29,203,788
2.00%, 03/20/54(h)	83,043	67,579,458
2.50%, 02/15/28	50	48,594
2.50%, 10/20/31	64	59,799
2.50%, 05/20/45	2,978	2,562,895
2.50%, 11/20/46	413	355,126
2.50%, 12/20/46	12,737	10,952,655
2.50%, 01/20/47	5,873	5,050,521
2.50%, 06/20/50	15,143	12,847,401
2.50%, 08/20/50	16,760	13,992,347
2.50%, 09/20/50	35,780	29,861,098
2.50%, 01/20/51	78,487	66,417,360
2.50%, 02/20/51	132,348	112,205,558
2.50%, 05/20/51	270,145	228,879,450
2.50%, 06/20/51	8,361	7,082,051
2.50%, 07/20/51	224,824	190,397,653
2.50%, 08/20/51	138,214	117,024,140

102	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 09/20/51	$4,529	$3,833,520
2.50%, 10/20/51	4,100	3,469,793
2.50%, 11/20/51	33,564	28,399,436
2.50%, 12/20/51	95,386	80,709,365
2.50%, 01/20/52	3,357	2,839,753
2.50%, 03/20/52	105,363	89,125,948
2.50%, 04/20/52	77,391	65,456,067
2.50%, 05/20/52	26,739	22,615,264
2.50%, 07/20/52	8,769	7,416,777
2.50%, 08/20/52	17,440	14,750,083
2.50%, 03/20/54(h)	107,698	91,141,749
3.00%, 08/20/42	4,556	4,076,588
3.00%, 09/15/42	9	8,043
3.00%, 10/15/42	25	22,539
3.00%, 03/15/43	155	138,526
3.00%, 06/15/43	26	23,375
3.00%, 07/15/43	63	56,677
3.00%, 09/20/43	5,218	4,665,262
3.00%, 11/15/43	481	429,154
3.00%, 01/15/44	4,409	3,939,678
3.00%, 08/20/44	13,520	12,087,463
3.00%, 10/15/44	106	99,491
3.00%, 03/20/45	4,393	3,915,595
3.00%, 05/20/45	17,992	16,036,268
3.00%, 06/20/45	5,885	5,245,440
3.00%, 07/20/45	11,849	10,560,543
3.00%, 10/20/45	4,051	3,614,971
3.00%, 11/20/45	2,570	2,290,887
3.00%, 12/20/45	4,709	4,196,707
3.00%, 02/20/46	14,120	12,584,681
3.00%, 04/20/46	6,449	5,737,724
3.00%, 05/20/46	10,621	9,449,011
3.00%, 06/20/46	12,724	11,320,015
3.00%, 07/20/46	17,799	15,834,484
3.00%, 08/20/46	31,201	27,757,769
3.00%, 09/20/46	23,459	20,870,277
3.00%, 11/20/46	6,326	5,628,074
3.00%, 12/15/46	7,575	6,646,136
3.00%, 12/20/46	36,587	32,549,877
3.00%, 01/20/47	1,919	1,706,914
3.00%, 02/15/47	11,162	9,932,395
3.00%, 02/20/47	11,696	10,404,883
3.00%, 03/20/47	10,683	9,503,752
3.00%, 04/20/47	236	210,119
3.00%, 06/20/47	5,130	4,559,083
3.00%, 09/20/47	306	271,727
3.00%, 10/20/47	6,245	5,550,581
3.00%, 11/20/47	114	101,690
3.00%, 02/20/48	4,971	4,386,477
3.00%, 03/20/48	17	15,430
3.00%, 07/20/49	7,285	6,449,634
3.00%, 09/20/49	26,063	23,075,204
3.00%, 10/15/49	9,413	8,298,445
3.00%, 10/20/49	13,806	12,204,952
3.00%, 11/20/49	154	136,213
3.00%, 12/20/49	82,084	72,524,180
3.00%, 01/20/50	43,701	38,644,795
3.00%, 02/20/50	54,733	48,330,727
3.00%, 07/20/50	28,336	24,985,236
3.00%, 02/20/51	1,766	1,554,552
3.00%, 06/20/51	663	581,811

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 08/20/51	$72,623	$63,744,393
3.00%, 09/20/51	23,930	20,998,967
3.00%, 10/20/51	27,659	24,264,244
3.00%, 11/20/51	47,208	41,403,895
3.00%, 12/20/51	42,308	37,096,579
3.00%, 02/20/52	21,808	19,111,108
3.00%, 03/20/52	34,592	30,006,605
3.00%, 05/20/52	9,077	7,953,935
3.00%, 06/20/52	28,754	25,196,129
3.00%, 07/20/52	26,729	23,421,785
3.00%, 08/20/52	13,242	11,603,808
3.00%, 09/20/52	18,080	15,843,294
3.00%, 11/20/52	2,498	2,192,346
3.00%, 03/20/54(h)	94,707	83,022,353
3.50%, 11/20/40	56	52,137
3.50%, 12/20/40	41	38,436
3.50%, 05/20/41	78	72,457
3.50%, 09/15/41	143	132,780
3.50%, 10/15/41	199	184,138
3.50%, 12/15/41	1,453	1,344,600
3.50%, 04/15/42	95	88,186
3.50%, 08/20/42	8,068	7,468,162
3.50%, 09/15/42	338	312,142
3.50%, 09/20/42	9,654	8,935,469
3.50%, 10/15/42	266	246,100
3.50%, 10/20/42	25,871	23,946,594
3.50%, 11/15/42	354	327,601
3.50%, 11/20/42	22,527	20,851,402
3.50%, 12/15/42	604	558,934
3.50%, 12/20/42	7,966	7,373,365
3.50%, 02/15/43	336	311,159
3.50%, 02/20/43	155	142,867
3.50%, 03/15/43	404	372,692
3.50%, 03/20/43	690	637,122
3.50%, 04/15/43	23	21,563
3.50%, 04/20/43	175	161,408
3.50%, 05/15/43	672	620,074
3.50%, 06/15/43	9,569	8,798,595
3.50%, 08/20/43	125	115,328
3.50%, 09/20/43	61	56,601
3.50%, 10/20/43	168	155,532
3.50%, 01/15/44	146	134,359
3.50%, 01/20/44	5,159	4,764,695
3.50%, 02/20/44	1,670	1,542,175
3.50%, 03/20/44	159	146,819
3.50%, 07/20/44	28	26,096
3.50%, 08/15/44	26	24,053
3.50%, 08/20/44	5,479	5,055,792
3.50%, 09/15/44	62	57,429
3.50%, 09/20/44	9,791	9,034,552
3.50%, 10/15/44	144	132,169
3.50%, 10/20/44	1,492	1,376,078
3.50%, 11/20/44	13	12,245
3.50%, 12/20/44	923	851,591
3.50%, 01/15/45	56	51,270
3.50%, 01/20/45	136	125,655
3.50%, 03/15/45	112	102,665
3.50%, 04/20/45	9,459	8,694,875
3.50%, 05/20/45	3,556	3,245,988
3.50%, 06/15/45	41	37,446
3.50%, 06/20/45	5,332	4,901,673

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 07/20/45	$177	$163,080
3.50%, 08/20/45	436	399,026
3.50%, 09/20/45	13,851	12,732,831
3.50%, 10/20/45	1,345	1,236,819
3.50%, 11/20/45	9,808	9,016,059
3.50%, 12/20/45	5,488	5,044,446
3.50%, 03/20/46	20,092	18,435,917
3.50%, 04/20/46	8,863	8,132,670
3.50%, 06/20/46	39,039	35,821,186
3.50%, 07/20/46	281	257,574
3.50%, 08/15/46	46	42,483
3.50%, 11/20/46	399	366,012
3.50%, 12/20/46	11,343	10,408,422
3.50%, 01/15/47	46	42,033
3.50%, 01/20/47	2,675	2,454,334
3.50%, 02/20/47	45,864	42,083,377
3.50%, 03/20/47	16,934	15,492,165
3.50%, 04/20/47	15,192	13,898,512
3.50%, 06/20/47	3,363	3,076,761
3.50%, 07/20/47	422	386,517
3.50%, 08/20/47	22,328	20,443,831
3.50%, 09/15/47	49	44,500
3.50%, 09/20/47	31,958	29,237,996
3.50%, 10/20/47	13,240	12,121,310
3.50%, 11/15/47	21	18,891
3.50%, 11/20/47	19,170	17,538,033
3.50%, 12/15/47	5	4,891
3.50%, 12/20/47	9,462	8,621,656
3.50%, 01/20/48	9,278	8,488,148
3.50%, 02/20/48	3,134	2,867,203
3.50%, 04/20/48	30,713	28,096,761
3.50%, 05/15/48	324	296,806
3.50%, 05/20/48	21,161	19,360,089
3.50%, 08/20/48	4,061	3,714,435
3.50%, 09/20/48	1,884	1,723,892
3.50%, 11/20/48	3,271	2,992,419
3.50%, 01/20/49	1,989	1,820,036
3.50%, 06/20/49	657	600,341
3.50%, 09/20/49	5,241	4,784,546
3.50%, 10/20/49	6,729	6,149,096
3.50%, 01/20/50	26,768	24,430,350
3.50%, 03/20/50	7,480	6,826,403
3.50%, 08/20/50	6,066	5,515,203
3.50%, 10/20/51	2,482	2,246,399
3.50%, 01/20/52	9,838	8,902,753
3.50%, 02/20/52	18,204	16,473,354
3.50%, 08/20/52	8,340	7,537,810
3.50%, 10/20/52	14,653	13,243,850
3.50%, 12/20/52	10,616	9,595,115
3.50%, 01/20/53	39,349	35,565,809
3.50%, 05/20/53	25,775	23,520,856
3.50%, 03/20/54(h)	108,451	98,083,991
4.00%, 06/15/39	5	4,784
4.00%, 09/20/40	2,084	1,988,181
4.00%, 01/15/41	1	1,211
4.00%, 01/20/41	681	649,875
4.00%, 02/15/41	1,664	1,589,185
4.00%, 05/20/41	13	12,489
4.00%, 07/15/41	777	742,670
4.00%, 09/15/41	17	16,592
4.00%, 09/20/41	904	862,305

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 10/15/41	$307	$293,567
4.00%, 11/15/41	196	187,450
4.00%, 12/15/41	692	660,668
4.00%, 12/20/41	3,033	2,893,954
4.00%, 01/15/42	65	61,682
4.00%, 01/20/42	1,320	1,259,830
4.00%, 02/15/42	312	297,497
4.00%, 03/15/42	1,660	1,583,503
4.00%, 04/15/42	482	459,658
4.00%, 09/20/42	649	619,303
4.00%, 08/15/43	12	11,489
4.00%, 10/20/43	3,260	3,106,835
4.00%, 03/15/44	73	68,887
4.00%, 04/15/44	30	28,056
4.00%, 06/15/44	105	99,780
4.00%, 08/15/44	9	8,628
4.00%, 08/20/44	232	220,481
4.00%, 09/15/44	2	1,895
4.00%, 10/15/44	10	9,234
4.00%, 10/20/44	4,340	4,123,098
4.00%, 12/20/44	289	274,113
4.00%, 01/20/45	6,854	6,511,310
4.00%, 08/20/45	3,822	3,626,044
4.00%, 09/20/45	4,479	4,249,360
4.00%, 10/20/45	532	504,309
4.00%, 01/20/46	2,031	1,926,901
4.00%, 03/20/46	9,984	9,472,577
4.00%, 07/20/46	2,142	2,022,759
4.00%, 08/20/46	28	26,018
4.00%, 09/20/46	487	460,230
4.00%, 11/20/46	2,601	2,455,771
4.00%, 12/15/46	3,876	3,666,421
4.00%, 04/20/47	16,127	15,209,397
4.00%, 06/20/47	6,520	6,148,835
4.00%, 07/20/47	28,352	26,737,919
4.00%, 08/20/47	1,374	1,295,845
4.00%, 11/20/47	17,364	16,375,229
4.00%, 12/20/47	41	38,087
4.00%, 01/20/48	138	129,881
4.00%, 03/15/48	39	36,467
4.00%, 03/20/48	19,964	18,827,612
4.00%, 04/20/48	10,797	10,173,020
4.00%, 05/15/48	1,734	1,633,876
4.00%, 05/20/48	11,481	10,815,419
4.00%, 08/20/48	17,762	16,737,293
4.00%, 09/20/48	6,425	6,053,956
4.00%, 10/20/48	544	512,186
4.00%, 11/20/48	15,139	14,259,988
4.00%, 02/20/49	6,626	6,243,702
4.00%, 03/20/49	270	254,016
4.00%, 05/20/49	645	607,770
4.00%, 06/15/49	655	616,813
4.00%, 06/20/49	1,685	1,587,100
4.00%, 09/15/49	1,765	1,663,220
4.00%, 01/20/50	67,948	63,981,426
4.00%, 02/20/50	27,616	26,004,057
4.00%, 07/20/50	4,930	4,645,463
4.00%, 07/20/52	8,878	8,259,190
4.00%, 09/20/52	81,836	76,132,888
4.00%, 12/20/52	16,804	15,632,556
4.00%, 03/20/53	9,821	9,136,313

104	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 10/20/53	$7,022	$6,545,726
4.00%, 03/20/54(h)	70,231	65,356,978
4.50%, 04/15/39	278	272,881
4.50%, 08/15/39	1,390	1,366,713
4.50%, 11/20/39	707	694,685
4.50%, 01/20/40	192	188,536
4.50%, 06/15/40	1,312	1,289,766
4.50%, 07/15/40	633	622,182
4.50%, 08/15/40	1,000	983,098
4.50%, 08/20/40	1,185	1,165,003
4.50%, 09/15/40	1,156	1,136,094
4.50%, 10/20/40	2,888	2,838,040
4.50%, 06/20/41	2,530	2,488,992
4.50%, 07/20/41	13,172	12,958,991
4.50%, 09/20/41	1,745	1,717,252
4.50%, 12/20/41	360	354,446
4.50%, 11/20/45	2,991	2,918,345
4.50%, 02/15/46	4	3,866
4.50%, 08/20/46	3,695	3,609,957
4.50%, 09/20/46	592	579,978
4.50%, 10/20/46	2,656	2,594,740
4.50%, 11/20/46	1,017	993,890
4.50%, 12/20/46	434	424,469
4.50%, 02/20/47	436	424,893
4.50%, 04/20/47	521	505,350
4.50%, 05/20/47	494	479,620
4.50%, 06/20/47	1,145	1,112,847
4.50%, 07/20/47	2,545	2,470,297
4.50%, 10/20/47	810	785,880
4.50%, 04/20/48	1,940	1,878,669
4.50%, 05/20/48	4,866	4,710,765
4.50%, 06/20/48	5,317	5,147,303
4.50%, 07/20/48	6,904	6,683,143
4.50%, 08/20/48	11,204	10,845,969
4.50%, 09/20/48	560	542,208
4.50%, 10/20/48	581	562,887
4.50%, 11/20/48	161	155,380
4.50%, 12/20/48	5,716	5,533,103
4.50%, 01/20/49	141	136,926
4.50%, 02/20/49	1,281	1,238,196
4.50%, 03/20/49	2,405	2,327,738
4.50%, 05/20/49	523	506,304
4.50%, 06/20/49	7,684	7,438,842
4.50%, 07/20/49	5,724	5,541,183
4.50%, 08/20/49	2,275	2,202,479
4.50%, 07/20/52	4,643	4,443,858
4.50%, 08/20/52	103,221	98,684,805
4.50%, 04/20/53	75,566	72,144,653
4.50%, 05/20/53	38,283	36,549,633
4.50%, 06/20/53	54,147	51,696,084
4.50%, 03/20/54(h)	74,836	71,463,374
5.00%, 12/15/36	383	384,313
5.00%, 01/15/39	1,185	1,191,945
5.00%, 07/15/39	2,130	2,141,718
5.00%, 05/15/40	761	762,868
5.00%, 07/20/40	3,955	3,966,726
5.00%, 08/20/40	1,476	1,480,024
5.00%, 05/15/47	1,030	1,021,952
5.00%, 06/15/47	157	155,208
5.00%, 11/15/47	353	350,105
5.00%, 12/15/47	256	253,849

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 01/15/48	$336	$333,130
5.00%, 02/15/48	481	476,798
5.00%, 03/20/48	1,088	1,083,351
5.00%, 04/20/48	3,644	3,626,721
5.00%, 05/20/48	3,933	3,901,338
5.00%, 10/20/48	80	79,509
5.00%, 11/20/48	1,408	1,395,601
5.00%, 12/20/48	2,612	2,588,648
5.00%, 01/20/49	4,354	4,315,912
5.00%, 04/20/49	10,212	10,121,984
5.00%, 05/20/49	1,198	1,187,404
5.00%, 06/20/49	9,642	9,556,808
5.00%, 07/20/52	4,851	4,739,548
5.00%, 09/20/52	6,086	5,946,693
5.00%, 12/20/52	42,119	41,154,517
5.00%, 01/20/53	44,881	43,852,713
5.00%, 02/20/53	7,967	7,784,365
5.00%, 04/20/53	32,224	31,463,356
5.00%, 05/20/53	38,360	37,454,966
5.00%, 07/20/53	91,373	89,217,127
5.00%, 03/20/54(h)	96,330	94,085,872
5.50%, 03/15/36	580	592,575
5.50%, 06/20/38	637	652,595
5.50%, 03/20/39	977	999,767
5.50%, 12/15/39	230	236,714
5.50%, 01/15/40	2,228	2,280,540
5.50%, 04/20/48	220	223,834
5.50%, 12/20/52	59,398	59,046,682
5.50%, 01/20/53	25,610	25,438,292
5.50%, 03/20/53	41,960	41,674,018
5.50%, 04/20/53	108,058	107,320,892
5.50%, 06/20/53	23,965	23,801,284
5.50%, 07/20/53	22,676	22,696,968
5.50%, 09/20/53	39,073	38,806,407
5.50%, 10/20/53	49,582	49,243,322
5.50%, 03/20/54(h)	32,774	32,555,080
6.00%, 03/15/37	1,864	1,945,042
6.00%, 09/20/38	713	742,845
6.00%, 11/15/39	308	324,150
6.00%, 02/20/53	12,815	12,874,434
6.00%, 09/20/53	30,986	31,136,482
6.00%, 10/20/53	46,612	46,839,002
6.00%, 11/20/53	34,486	34,654,093
6.00%, 01/20/54	15,598	15,673,577
6.00%, 03/20/54(h)	132,650	133,296,807
6.50%, 10/20/38	1,062	1,127,258
6.50%, 10/20/53	5,505	5,584,109
6.50%, 11/20/53	29,413	29,837,466
6.50%, 12/20/53	26,628	27,011,429
6.50%, 01/20/54	69,541	70,543,318
6.50%, 03/20/54(h)	114,554	116,107,530
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	17,038	14,738,409
1.50%, 04/01/36	301	260,733
1.50%, 07/01/36	3,096	2,676,471
1.50%, 10/01/36	12,369	10,686,308
1.50%, 01/01/37	1,586	1,369,264
1.50%, 02/01/37	149,514	129,083,564
1.50%, 03/01/37	153,888	132,987,625
1.50%, 04/01/37	23,779	20,549,670
1.50%, 08/01/37	12,240	10,567,720

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
1.50%, 03/18/39(h)	$176,063	$151,801,641
1.50%, 11/01/50	87,595	65,597,898
1.50%, 01/01/51	24,441	18,293,806
1.50%, 04/01/51	8,883	6,639,918
1.50%, 05/01/51	99,300	74,213,037
1.50%, 06/01/51	46,860	35,016,248
1.50%, 07/01/51	135,668	101,386,372
1.50%, 11/01/51	88,335	65,960,202
1.50%, 04/01/52	9,140	6,827,969
1.50%, 03/13/54(h)	19,975	14,900,875
2.00%, 10/01/35	28,971	25,816,246
2.00%, 11/01/35	13,755	12,302,924
2.00%, 12/01/35	65,111	57,720,742
2.00%, 02/01/36	330,515	293,698,621
2.00%, 03/01/36	66,347	58,870,043
2.00%, 04/01/36	494	439,979
2.00%, 05/01/36	52,626	46,726,507
2.00%, 06/01/36	30,516	27,050,812
2.00%, 08/01/36	24,567	21,753,548
2.00%, 09/01/36	20,301	17,932,895
2.00%, 10/01/36	6,457	5,715,637
2.00%, 11/01/36	43,979	38,883,684
2.00%, 12/01/36	83,307	73,656,855
2.00%, 01/01/37	122,368	108,239,982
2.00%, 02/01/37	68,675	60,674,647
2.00%, 03/01/37	33,407	29,470,001
2.00%, 04/01/37	135,637	119,588,580
2.00%, 05/01/37	60,985	53,751,342
2.00%, 06/01/37	90,119	79,445,485
2.00%, 08/01/37	5,043	4,444,443
2.00%, 10/01/37	9,490	8,364,311
2.00%, 03/18/39(h)	132,889	117,213,938
2.00%, 07/01/50	57,842	45,851,936
2.00%, 09/01/50	64,207	50,997,960
2.00%, 10/01/50	155,914	123,658,092
2.00%, 11/01/50	2,470	1,953,786
2.00%, 12/01/50	228,315	182,125,154
2.00%, 01/01/51	98,000	78,489,021
2.00%, 02/01/51	439,422	347,575,143
2.00%, 03/01/51	462,054	365,863,016
2.00%, 04/01/51	476,909	377,743,469
2.00%, 05/01/51	107,595	85,364,617
2.00%, 06/01/51	251,732	199,588,811
2.00%, 07/01/51	254,650	201,583,976
2.00%, 08/01/51	153,235	120,713,626
2.00%, 09/01/51	35,604	28,060,708
2.00%, 10/01/51	676,147	533,982,687
2.00%, 11/01/51	378,647	299,225,247
2.00%, 12/01/51	394,856	311,471,501
2.00%, 01/01/52	228,122	179,866,419
2.00%, 02/01/52	535,743	421,522,050
2.00%, 03/01/52	382,583	300,881,731
2.00%, 04/01/52	25,337	19,922,327
2.00%, 05/01/52	53,652	42,266,287
2.00%, 06/01/52	61,917	48,691,778
2.00%, 03/13/54(h)	178,581	140,304,542
2.00%, 04/11/54(h)	76,781	60,407,953
2.50%, 05/01/27	694	672,515
2.50%, 10/01/27	768	742,354
2.50%, 01/01/28	95	91,431
2.50%, 03/01/28	147	141,059

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 06/01/28	$25	$23,860
2.50%, 09/01/28	72	68,715
2.50%, 12/01/28	32	30,338
2.50%, 09/01/29	54	51,101
2.50%, 12/01/29	1,268	1,222,259
2.50%, 02/01/30	941	890,044
2.50%, 03/01/30	3,068	2,892,085
2.50%, 04/01/30	190	179,016
2.50%, 06/01/30	494	464,564
2.50%, 07/01/30	991	931,642
2.50%, 08/01/30	2,712	2,546,267
2.50%, 09/01/30	1,034	971,409
2.50%, 12/01/30	1,999	1,874,005
2.50%, 01/01/31	1,305	1,226,992
2.50%, 04/01/31	755	707,304
2.50%, 05/01/31	20	18,943
2.50%, 09/01/31	3,963	3,693,429
2.50%, 10/01/31	35,901	33,706,030
2.50%, 12/01/31	6,845	6,386,083
2.50%, 01/01/32	13,354	12,460,130
2.50%, 02/01/32	15,587	14,561,247
2.50%, 03/01/32	6,192	5,758,030
2.50%, 04/01/32	37,035	34,624,422
2.50%, 05/01/32	24,020	22,419,094
2.50%, 06/01/32	662	620,203
2.50%, 07/01/32	10,299	9,639,688
2.50%, 09/01/32	3,917	3,665,447
2.50%, 10/01/32	752	699,766
2.50%, 11/01/32	655	604,679
2.50%, 12/01/32	7,129	6,620,121
2.50%, 01/01/33	20,538	19,399,799
2.50%, 03/01/33	107	99,337
2.50%, 07/01/33	104	96,574
2.50%, 08/01/34	496	464,593
2.50%, 10/01/34	216	198,040
2.50%, 11/01/34	21,306	19,442,392
2.50%, 07/01/35	11,803	10,789,753
2.50%, 09/01/35	22,893	20,876,995
2.50%, 10/01/35	73,202	66,766,086
2.50%, 03/01/36	21,483	19,565,472
2.50%, 04/01/36	1,372	1,248,885
2.50%, 05/01/36	18,521	16,821,379
2.50%, 07/01/36	31,634	28,748,451
2.50%, 08/01/36	9,068	8,241,183
2.50%, 10/01/36	1,226	1,117,619
2.50%, 03/01/37	13,912	12,632,213
2.50%, 04/01/37	25,869	23,498,793
2.50%, 05/01/37	63,584	57,726,130
2.50%, 06/01/37	15,455	14,030,893
2.50%, 03/18/39(h)	136,677	123,902,839
2.50%, 05/01/43	206	175,684
2.50%, 02/01/47	714	603,911
2.50%, 04/01/47	9,002	7,613,551
2.50%, 12/01/47	172	145,193
2.50%, 05/01/50	78,894	65,430,974
2.50%, 07/01/50	42,596	35,782,628
2.50%, 08/01/50	61,544	51,443,706
2.50%, 09/01/50	147,964	123,458,651
2.50%, 10/01/50	179,907	149,541,741
2.50%, 11/01/50	206,331	171,416,663
2.50%, 12/01/50	60,773	50,168,875

106	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 01/01/51	$134,284	$110,782,628
2.50%, 02/01/51	57,417	47,519,681
2.50%, 03/01/51	71,902	59,212,886
2.50%, 04/01/51	36,043	29,762,840
2.50%, 05/01/51	38,215	31,654,415
2.50%, 06/01/51	6,984	5,761,069
2.50%, 07/01/51	238,360	196,831,908
2.50%, 08/01/51	309,828	256,399,526
2.50%, 09/01/51	144,612	119,530,901
2.50%, 10/01/51	119,107	98,541,468
2.50%, 11/01/51	96,636	79,992,939
2.50%, 12/01/51	388,119	321,319,742
2.50%, 01/01/52	468,133	385,641,863
2.50%, 02/01/52	301,896	249,028,624
2.50%, 03/01/52	245,393	202,018,120
2.50%, 04/01/52	229,267	188,738,473
2.50%, 05/01/52	113,508	93,304,447
2.50%, 06/01/52	13,275	10,911,251
2.50%, 07/01/52	101,928	83,812,140
2.50%, 08/01/52	11,087	9,113,193
2.50%, 04/01/53	140,343	115,353,973
2.50%, 03/13/54(h)	190,002	156,088,096
3.00%, 11/01/25	42	41,360
3.00%, 10/01/26	38	37,013
3.00%, 01/01/27	983	950,348
3.00%, 02/01/27	12	11,311
3.00%, 10/01/27	1,485	1,439,440
3.00%, 11/01/27	922	893,913
3.00%, 12/01/27	62	59,688
3.00%, 03/01/29	112	107,677
3.00%, 07/01/29	167	160,529
3.00%, 09/01/29	86	82,735
3.00%, 10/01/29	25	23,489
3.00%, 01/01/30	63	60,553
3.00%, 03/01/30	29,550	28,485,068
3.00%, 04/01/30	2,821	2,691,225
3.00%, 06/01/30	530	511,886
3.00%, 07/01/30	2,242	2,135,225
3.00%, 08/01/30	8,387	7,980,956
3.00%, 09/01/30	11,004	10,481,594
3.00%, 10/01/30	5,077	4,828,253
3.00%, 11/01/30	1,202	1,143,588
3.00%, 12/01/30	3,347	3,181,202
3.00%, 01/01/31	11,412	10,899,234
3.00%, 02/01/31	8,098	7,715,739
3.00%, 03/01/31	5,469	5,190,875
3.00%, 04/01/31	817	776,276
3.00%, 05/01/31	265	251,913
3.00%, 06/01/31	4,840	4,589,458
3.00%, 07/01/31	1,260	1,190,286
3.00%, 09/01/31	4,516	4,284,961
3.00%, 10/01/31	952	901,702
3.00%, 12/01/31	8,083	7,804,219
3.00%, 01/01/32	8,125	7,690,589
3.00%, 02/01/32	14,997	14,218,608
3.00%, 03/01/32	2,118	2,006,801
3.00%, 04/01/32	155	147,367
3.00%, 05/01/32	3,089	2,910,393
3.00%, 06/01/32	4,904	4,660,957
3.00%, 08/01/32	3,066	2,905,564
3.00%, 09/01/32	833	790,600

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 11/01/32	$4,936	$4,675,250
3.00%, 12/01/32	9,819	9,274,270
3.00%, 02/01/33	5,392	5,102,163
3.00%, 05/01/33	449	419,973
3.00%, 09/01/33	375	354,241
3.00%, 10/01/33	4,585	4,322,295
3.00%, 07/01/34	3,593	3,356,813
3.00%, 08/01/34	365	341,262
3.00%, 09/01/34	5,358	5,005,724
3.00%, 11/01/34	3,579	3,343,852
3.00%, 12/01/34	12,647	11,815,496
3.00%, 03/01/35	3,464	3,236,243
3.00%, 04/01/35	20,835	19,459,317
3.00%, 06/01/35	493	460,260
3.00%, 07/01/35	2,825	2,639,336
3.00%, 09/01/35	15,970	15,194,892
3.00%, 10/01/35	8,491	7,929,185
3.00%, 12/01/35	5,617	5,290,370
3.00%, 07/01/37	14,522	13,493,738
3.00%, 03/18/39(h)	130,245	120,669,100
3.00%, 08/01/42	216	191,557
3.00%, 09/01/42	77	68,219
3.00%, 10/01/42	3,256	2,896,060
3.00%, 11/01/42	2,439	2,169,564
3.00%, 12/01/42	13,108	11,660,918
3.00%, 01/01/43	6,616	5,886,327
3.00%, 02/01/43	222	197,603
3.00%, 03/01/43	9,512	8,459,018
3.00%, 04/01/43	10,270	9,132,308
3.00%, 05/01/43	4,341	3,860,415
3.00%, 06/01/43	2,140	1,902,448
3.00%, 07/01/43	1,507	1,340,208
3.00%, 08/01/43	2,560	2,276,363
3.00%, 09/01/43	6,078	5,404,510
3.00%, 01/01/44	8,482	7,541,528
3.00%, 10/01/44	26,678	23,721,273
3.00%, 12/01/44	6	5,449
3.00%, 01/01/45	2,713	2,413,105
3.00%, 02/01/45	246	217,519
3.00%, 03/01/45	11,583	10,298,932
3.00%, 04/01/45	93	82,111
3.00%, 05/01/45	11,229	9,955,610
3.00%, 06/01/45	55	48,526
3.00%, 08/01/45	129	112,954
3.00%, 09/01/45	846	743,203
3.00%, 11/01/45	1,921	1,687,436
3.00%, 12/01/45	204	179,308
3.00%, 01/01/46	500	439,537
3.00%, 04/01/46	2,892	2,540,732
3.00%, 06/01/46	57	49,963
3.00%, 07/01/46	70,677	62,088,985
3.00%, 08/01/46	12,410	10,891,949
3.00%, 10/01/46	3,889	3,410,204
3.00%, 11/01/46	47,689	41,867,893
3.00%, 12/01/46	106,133	93,151,921
3.00%, 01/01/47	39,435	34,613,517
3.00%, 02/01/47	64,788	56,860,090
3.00%, 03/01/47	35,188	30,883,091
3.00%, 05/01/47	1,327	1,162,852
3.00%, 07/01/47	16,095	14,125,205
3.00%, 08/01/47	4,950	4,344,456

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/01/47	$25,750	$22,578,788
3.00%, 03/01/48	3,945	3,457,595
3.00%, 04/01/48	166	142,390
3.00%, 09/01/48	397	348,798
3.00%, 11/01/48	45,115	39,563,921
3.00%, 02/01/49	20,843	18,309,828
3.00%, 09/01/49	9,593	8,359,222
3.00%, 11/01/49	15,127	13,141,762
3.00%, 12/01/49	29,313	25,442,533
3.00%, 02/01/50	7,939	6,813,140
3.00%, 03/01/50	19,177	16,640,662
3.00%, 04/01/50	11,574	10,030,785
3.00%, 05/01/50	8,914	7,646,693
3.00%, 06/01/50	52,734	45,652,310
3.00%, 07/01/50	75,220	65,082,347
3.00%, 08/01/50	65,587	56,831,647
3.00%, 09/01/50	9,775	8,451,818
3.00%, 10/01/50	138,419	118,866,683
3.00%, 11/01/50	18,796	16,252,647
3.00%, 12/01/50	8,670	7,493,438
3.00%, 01/01/51	27,591	23,889,347
3.00%, 05/01/51	68,043	59,311,129
3.00%, 06/01/51	63,867	55,045,223
3.00%, 07/01/51	43,521	37,613,346
3.00%, 08/01/51	61,047	52,476,673
3.00%, 11/01/51	18,441	15,819,651
3.00%, 01/01/52	78,992	67,853,406
3.00%, 02/01/52	94,828	82,037,143
3.00%, 03/01/52	137,922	118,510,681
3.00%, 04/01/52	181,084	155,972,072
3.00%, 05/01/52	61,505	52,870,613
3.00%, 03/13/54(h)	178,877	152,978,892
3.50%, 10/01/25	76	74,576
3.50%, 01/01/27	141	136,688
3.50%, 11/01/28	83	80,772
3.50%, 01/01/29	172	167,529
3.50%, 11/01/29	77	75,116
3.50%, 12/01/29	683	661,329
3.50%, 07/01/30	4,298	4,162,471
3.50%, 10/01/30	1,114	1,077,250
3.50%, 11/01/30	282	271,284
3.50%, 03/01/31	1,790	1,719,108
3.50%, 06/01/31	5,480	5,287,682
3.50%, 01/01/32	6,898	6,619,837
3.50%, 02/01/32	870	836,098
3.50%, 05/01/32	3,420	3,282,541
3.50%, 06/01/32	3,171	3,044,670
3.50%, 07/01/32	1,170	1,118,688
3.50%, 08/01/32	809	776,609
3.50%, 09/01/32	1,845	1,772,374
3.50%, 10/01/32	808	775,598
3.50%, 11/01/32	935	897,952
3.50%, 12/01/32	110	105,203
3.50%, 02/01/33	486	465,671
3.50%, 03/01/33	4,069	3,904,165
3.50%, 04/01/33	4,933	4,735,232
3.50%, 05/01/33	3,585	3,442,234
3.50%, 06/01/33	4,171	3,997,748
3.50%, 10/01/33	567	543,098
3.50%, 01/01/34	1,378	1,321,206
3.50%, 02/01/34	20,535	19,713,236

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 03/01/34	$512	$487,114
3.50%, 04/01/34	1,120	1,076,481
3.50%, 05/01/34	1,755	1,670,331
3.50%, 07/01/34	4,533	4,422,338
3.50%, 08/01/34	5,021	4,775,630
3.50%, 01/01/35	3,476	3,306,004
3.50%, 05/01/35	287	274,696
3.50%, 07/01/38	36,907	34,899,037
3.50%, 08/01/38	856	803,734
3.50%, 09/01/38	1,489	1,397,876
3.50%, 03/18/39(h)	52,091	49,278,692
3.50%, 11/01/40	235	216,457
3.50%, 02/01/41	255	234,928
3.50%, 02/01/42	7,206	6,625,855
3.50%, 03/01/42	53	49,155
3.50%, 04/01/42	24	22,351
3.50%, 05/01/42	2,545	2,340,072
3.50%, 08/01/42	431	395,971
3.50%, 09/01/42	14,808	13,615,059
3.50%, 11/01/42	9,114	8,379,671
3.50%, 12/01/42	3,174	2,917,818
3.50%, 01/01/43	83	76,588
3.50%, 02/01/43	491	456,407
3.50%, 04/01/43	84	77,555
3.50%, 05/01/43	120	110,569
3.50%, 06/01/43	3,224	2,955,124
3.50%, 08/01/43	96	88,469
3.50%, 10/01/43	3,569	3,281,218
3.50%, 09/01/44	208	190,422
3.50%, 10/01/44	4,296	3,937,695
3.50%, 01/01/45	100	91,458
3.50%, 02/01/45	5,137	4,709,915
3.50%, 03/01/45	19,902	18,122,759
3.50%, 05/01/45	22,174	20,229,472
3.50%, 06/01/45	79	71,499
3.50%, 07/01/45	9,109	8,309,184
3.50%, 08/01/45	3,554	3,241,980
3.50%, 10/01/45	1,808	1,661,539
3.50%, 11/01/45	259	235,659
3.50%, 12/01/45	34,095	31,055,288
3.50%, 01/01/46	15,155	13,914,490
3.50%, 02/01/46	15,457	14,067,949
3.50%, 03/01/46	19,128	17,453,564
3.50%, 04/01/46	2,581	2,332,695
3.50%, 05/01/46	15,742	14,329,314
3.50%, 06/01/46	2,985	2,703,356
3.50%, 07/01/46	25,330	23,065,593
3.50%, 08/01/46	8,147	7,392,666
3.50%, 09/01/46	6,385	5,758,879
3.50%, 10/01/46	9,209	8,374,479
3.50%, 11/01/46	13,069	11,888,955
3.50%, 12/01/46	56,289	51,338,007
3.50%, 01/01/47	29,297	26,755,706
3.50%, 02/01/47	12,547	11,414,035
3.50%, 04/01/47	11,589	10,535,437
3.50%, 05/01/47	13,114	11,923,530
3.50%, 06/01/47	8,876	8,072,132
3.50%, 07/01/47	58,560	53,148,422
3.50%, 08/01/47	14,026	12,724,641
3.50%, 09/01/47	15,141	13,721,742
3.50%, 10/01/47	11,481	10,458,540

108	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 11/01/47	$16,280	$14,825,544
3.50%, 12/01/47	15,733	14,262,411
3.50%, 01/01/48	34,629	31,437,548
3.50%, 02/01/48	73,547	66,756,055
3.50%, 03/01/48	2,344	2,121,411
3.50%, 04/01/48	10,730	9,745,821
3.50%, 05/01/48	29,073	26,334,351
3.50%, 06/01/48	3,184	2,881,395
3.50%, 07/01/48	2,466	2,238,069
3.50%, 11/01/48	37,087	33,561,614
3.50%, 02/01/49	101	90,727
3.50%, 03/01/49	1,379	1,244,358
3.50%, 04/01/49	2,364	2,136,328
3.50%, 05/01/49	1,519	1,357,209
3.50%, 06/01/49	79,761	72,290,990
3.50%, 07/01/49	12,666	11,406,430
3.50%, 09/01/49	17,473	15,735,140
3.50%, 04/01/50	44,508	40,192,952
3.50%, 05/01/50	9,913	8,916,642
3.50%, 06/01/50	5,094	4,580,330
3.50%, 07/01/50	22,200	19,860,663
3.50%, 02/01/51	28,031	25,245,132
3.50%, 05/01/51	7,015	6,321,408
3.50%, 07/01/51	3,958	3,541,944
3.50%, 04/01/52	154,804	139,146,061
3.50%, 05/01/52	153,936	137,312,872
3.50%, 06/01/52	65,461	58,584,371
3.50%, 07/01/52	26,255	23,552,375
3.50%, 03/13/54(h)	85,811	76,334,180
4.00%, 10/01/25	295	290,000
4.00%, 11/01/25	10	9,571
4.00%, 03/01/26	140	137,849
4.00%, 06/01/26	210	206,213
4.00%, 09/01/26	79	77,525
4.00%, 12/01/30	919	895,605
4.00%, 01/01/31	337	328,142
4.00%, 02/01/31	240	234,199
4.00%, 10/01/31	1,048	1,020,911
4.00%, 02/01/32	1,392	1,354,807
4.00%, 07/01/32	2,349	2,302,753
4.00%, 05/01/33	4,180	4,074,034
4.00%, 06/01/33	710	691,345
4.00%, 07/01/33	1,234	1,202,299
4.00%, 12/01/33	4,506	4,428,779
4.00%, 07/01/37	4,853	4,677,554
4.00%, 08/01/37	4,854	4,683,827
4.00%, 09/01/37	6,754	6,509,691
4.00%, 11/01/37	9,584	9,237,605
4.00%, 02/01/38	5,104	4,919,492
4.00%, 05/01/38	7,926	7,636,011
4.00%, 06/01/38	6,556	6,298,865
4.00%, 07/01/38	15,943	15,360,837
4.00%, 11/01/38	2,757	2,656,526
4.00%, 03/18/39(h)	55,015	52,983,829
4.00%, 12/01/40	20	19,309
4.00%, 12/01/41	1,032	978,740
4.00%, 03/01/42	2,273	2,153,582
4.00%, 06/01/42	1,706	1,616,800
4.00%, 07/01/42	62	58,800
4.00%, 09/01/43	108	102,244
4.00%, 10/01/43	78	73,727

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 04/01/44	$39	$36,423
4.00%, 05/01/44	2,470	2,334,392
4.00%, 06/01/44	4,057	3,845,736
4.00%, 10/01/44	1,212	1,144,535
4.00%, 12/01/44	8,435	7,960,854
4.00%, 01/01/45	11,580	10,952,740
4.00%, 02/01/45	35,683	33,748,960
4.00%, 03/01/45	5,586	5,267,338
4.00%, 05/01/45	10,132	9,566,798
4.00%, 06/01/45	5,532	5,222,896
4.00%, 07/01/45	412	387,925
4.00%, 08/01/45	344	323,808
4.00%, 09/01/45	736	694,038
4.00%, 11/01/45	132	124,292
4.00%, 12/01/45	849	800,755
4.00%, 01/01/46	727	683,610
4.00%, 02/01/46	1,200	1,128,355
4.00%, 03/01/46	1,550	1,455,853
4.00%, 04/01/46	2,264	2,124,421
4.00%, 05/01/46	6,829	6,432,256
4.00%, 06/01/46	17,943	16,957,700
4.00%, 07/01/46	21,246	19,989,530
4.00%, 08/01/46	3,625	3,403,351
4.00%, 09/01/46	138	129,523
4.00%, 10/01/46	3,775	3,565,375
4.00%, 11/01/46	1,337	1,263,744
4.00%, 02/01/47	2,817	2,648,474
4.00%, 03/01/47	2,112	1,973,966
4.00%, 04/01/47	6,082	5,705,958
4.00%, 05/01/47	5,473	5,138,527
4.00%, 06/01/47	10,840	10,186,520
4.00%, 07/01/47	16,910	15,858,174
4.00%, 08/01/47	14,284	13,403,632
4.00%, 09/01/47	14,922	13,993,343
4.00%, 10/01/47	13,190	12,413,755
4.00%, 11/01/47	6,349	5,945,941
4.00%, 12/01/47	9,873	9,248,288
4.00%, 01/01/48	1,968	1,843,639
4.00%, 02/01/48	20,759	19,439,300
4.00%, 04/01/48	21,927	20,488,095
4.00%, 05/01/48	1,797	1,679,370
4.00%, 07/01/48	2,828	2,642,184
4.00%, 09/01/48	10,933	10,214,622
4.00%, 10/01/48	7,768	7,272,082
4.00%, 11/01/48	23,194	21,668,378
4.00%, 01/01/49	2,934	2,748,777
4.00%, 02/01/49	3,170	2,961,549
4.00%, 03/01/49	37,015	34,581,134
4.00%, 04/01/49	11,235	10,531,596
4.00%, 05/01/49	8,314	7,794,119
4.00%, 06/01/49	31,796	29,775,678
4.00%, 07/01/49	56,573	52,897,508
4.00%, 08/01/49	957	898,425
4.00%, 10/01/49	1,704	1,592,127
4.00%, 11/01/49	41,763	38,885,781
4.00%, 12/01/49	3,524	3,289,641
4.00%, 01/01/50	19,593	18,304,156
4.00%, 02/01/50	574	535,874
4.00%, 05/01/50	10,212	9,533,448
4.00%, 03/01/51	7,835	7,313,861
4.00%, 05/01/51	20,082	18,761,051

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 04/01/52	$16,325	$15,041,040
4.00%, 05/01/52	34,746	32,011,312
4.00%, 06/01/52	49,038	45,153,629
4.00%, 07/01/52	81,411	75,048,608
4.00%, 08/01/52	181,629	167,187,313
4.00%, 09/01/52	21,372	19,674,540
4.00%, 10/01/52	27,244	25,293,568
4.00%, 11/01/52	4,382	4,036,773
4.00%, 12/01/52	59,061	54,342,416
4.00%, 02/01/53	30,964	28,838,878
4.00%, 03/13/54(h)	124,565	114,596,702
4.50%, 10/01/24	27	26,964
4.50%, 02/01/25	19	18,364
4.50%, 04/01/25	33	32,722
4.50%, 06/01/25	164	161,971
4.50%, 08/01/31	922	910,185
4.50%, 08/01/34	259	253,265
4.50%, 03/18/39(h)	4,200	4,108,454
4.50%, 09/01/40	2,521	2,459,388
4.50%, 12/01/40	1,453	1,417,810
4.50%, 01/01/41	3,018	2,944,417
4.50%, 05/01/41	1,981	1,932,818
4.50%, 06/01/41	11,116	10,916,828
4.50%, 08/01/41	4,028	3,928,770
4.50%, 09/01/41	1,292	1,259,646
4.50%, 01/01/42	1,354	1,321,064
4.50%, 09/01/42	1,252	1,219,235
4.50%, 08/01/43	2,159	2,096,366
4.50%, 12/01/43	71	69,113
4.50%, 03/01/44	13	12,401
4.50%, 04/01/44	3,516	3,416,861
4.50%, 06/01/44	711	693,799
4.50%, 12/01/44	263	256,220
4.50%, 02/01/45	1,441	1,400,067
4.50%, 08/01/45	1,987	1,931,007
4.50%, 10/01/45	363	352,736
4.50%, 11/01/45	184	178,219
4.50%, 12/01/45	590	571,808
4.50%, 01/01/46	72	70,135
4.50%, 02/01/46	7,416	7,235,073
4.50%, 03/01/46	1,274	1,242,885
4.50%, 04/01/46	249	240,669
4.50%, 05/01/46	111	107,553
4.50%, 06/01/46	4	3,951
4.50%, 07/01/46	27	25,888
4.50%, 08/01/46	1,838	1,778,792
4.50%, 09/01/46	691	669,047
4.50%, 10/01/46	889	858,019
4.50%, 01/01/47	400	386,318
4.50%, 02/01/47	146	141,286
4.50%, 03/01/47	1,663	1,603,341
4.50%, 04/01/47	4,927	4,749,864
4.50%, 06/01/47	2,729	2,630,063
4.50%, 07/01/47	18	17,424
4.50%, 08/01/47	219	210,699
4.50%, 10/01/47	6,437	6,208,134
4.50%, 01/01/48	9,350	9,011,952
4.50%, 02/01/48	942	908,068
4.50%, 03/01/48	5,276	5,083,270
4.50%, 04/01/48	2,481	2,385,704
4.50%, 05/01/48	5,205	5,014,400

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 06/01/48	$3,351	$3,227,599
4.50%, 07/01/48	1,963	1,887,364
4.50%, 08/01/48	9,356	9,003,725
4.50%, 09/01/48	269	257,786
4.50%, 10/01/48	12,258	11,785,706
4.50%, 11/01/48	4,564	4,387,784
4.50%, 12/01/48	16,953	16,307,566
4.50%, 01/01/49	5,339	5,132,915
4.50%, 02/01/49	6,627	6,371,766
4.50%, 03/01/49	698	673,411
4.50%, 04/01/49	12,095	11,639,004
4.50%, 05/01/49	10,080	9,684,242
4.50%, 07/01/49	794	758,813
4.50%, 08/01/49	173	165,250
4.50%, 09/01/50	36,091	34,697,929
4.50%, 05/01/52	10,130	9,738,966
4.50%, 06/01/52	80,089	75,810,443
4.50%, 07/01/52	2,311	2,188,421
4.50%, 08/01/52	28,856	27,328,907
4.50%, 09/01/52	72,048	68,439,011
4.50%, 10/01/52	100,748	95,951,984
4.50%, 11/01/52	28,109	26,597,523
4.50%, 12/01/52	166,475	158,354,477
4.50%, 04/01/53	17,354	16,433,583
4.50%, 07/01/53	2,320	2,197,052
4.50%, 08/01/53	23,363	22,163,742
4.50%, 03/13/54(h)	147,595	139,702,735
5.00%, 09/01/33	80	79,637
5.00%, 11/01/33	2,335	2,333,893
5.00%, 06/01/35	116	115,445
5.00%, 10/01/35	43	43,079
5.00%, 12/01/36	34	33,969
5.00%, 03/18/39(h)	975	966,377
5.00%, 05/01/39	26	26,422
5.00%, 06/01/39	472	472,047
5.00%, 12/01/39	75	74,639
5.00%, 01/01/40	2	1,707
5.00%, 03/01/40	1,289	1,286,668
5.00%, 04/01/40	204	203,992
5.00%, 05/01/40	13	12,787
5.00%, 06/01/40	121	119,448
5.00%, 07/01/40	765	764,141
5.00%, 08/01/40	1,089	1,088,168
5.00%, 09/01/40	8	8,278
5.00%, 10/01/40	33	33,057
5.00%, 04/01/41	520	519,471
5.00%, 05/01/41	2,114	2,110,537
5.00%, 06/01/41	547	546,556
5.00%, 08/01/41	994	992,171
5.00%, 10/01/41	2,578	2,573,282
5.00%, 01/01/42	13,510	13,487,568
5.00%, 05/01/42	4,832	4,823,760
5.00%, 09/01/47	432	425,623
5.00%, 02/01/48	1,539	1,517,880
5.00%, 03/01/48	1,314	1,295,657
5.00%, 04/01/48	2,064	2,035,752
5.00%, 05/01/48	1,780	1,756,180
5.00%, 07/01/48	2,232	2,201,927
5.00%, 09/01/48	1,563	1,541,040
5.00%, 01/01/49	124	122,105
5.00%, 04/01/49	6,376	6,288,723

110	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 05/01/49	$26	$26,095
5.00%, 06/01/49	240	236,471
5.00%, 09/01/49	65	63,724
5.00%, 10/01/49	178	175,133
5.00%, 08/01/52	14,801	14,446,130
5.00%, 09/01/52	25,371	24,833,199
5.00%, 10/01/52	31,680	30,907,509
5.00%, 11/01/52	36,604	35,724,042
5.00%, 12/01/52	24,302	23,783,130
5.00%, 01/01/53	44,071	42,917,142
5.00%, 02/01/53	51,342	49,812,969
5.00%, 03/01/53	54,532	53,154,131
5.00%, 04/01/53	100,585	97,556,756
5.00%, 05/01/53	77,838	75,529,643
5.00%, 06/01/53	151,701	147,595,311
5.00%, 07/01/53	45,761	44,604,806
5.00%, 08/01/53	37,015	35,901,241
5.00%, 09/01/53	25,151	24,394,301
5.00%, 03/01/54(h)	102,445	99,339,808
5.50%, 05/01/33	862	875,670
5.50%, 11/01/33	1,774	1,801,906
5.50%, 09/01/34	2,644	2,692,607
5.50%, 09/01/36	192	195,422
5.50%, 03/01/38	167	170,395
5.50%, 06/01/38	4,456	4,549,525
5.50%, 11/01/38	346	353,601
5.50%, 07/01/40	1,109	1,131,791
5.50%, 09/01/41	27,800	28,246,658
5.50%, 01/01/47	2,220	2,265,223
5.50%, 12/01/48	210	213,054
5.50%, 09/01/52	12,966	13,052,314
5.50%, 11/01/52	14,383	14,347,487
5.50%, 12/01/52	60,805	60,764,143
5.50%, 01/01/53	81,459	81,540,803
5.50%, 02/01/53	73,820	73,388,513
5.50%, 03/01/53	67,066	67,003,406
5.50%, 04/01/53	63,418	62,963,057
5.50%, 05/01/53	85,927	85,159,873
5.50%, 06/01/53	37,986	37,796,967
5.50%, 07/01/53	46,599	46,413,169
5.50%, 08/01/53	3,171	3,138,912
5.50%, 10/01/53	44,899	44,394,113
5.50%, 11/01/53	31,243	31,118,063
5.50%, 03/13/54(h)	130,080	128,671,597
6.00%, 03/01/34	1,450	1,498,598
6.00%, 05/01/34	127	131,060
6.00%, 08/01/34	244	251,974
6.00%, 11/01/34	79	81,397
6.00%, 09/01/36	340	352,560
6.00%, 08/01/37	816	848,351
6.00%, 03/01/38	281	291,850
6.00%, 05/01/38	134	139,122
6.00%, 09/01/38	109	113,365
6.00%, 06/01/39	2,072	2,141,702
6.00%, 10/01/39	140	145,014
6.00%, 07/01/41	1,176	1,220,098
6.00%, 02/01/49	5,675	5,888,851
6.00%, 01/01/53	12,561	12,791,205
6.00%, 04/01/53	2,481	2,525,302
6.00%, 05/01/53	3,325	3,377,815
6.00%, 06/01/53	17,118	17,311,950

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
6.00%, 07/01/53	$105,800	$106,996,103
6.00%, 08/01/53	213,185	216,340,982
6.00%, 09/01/53	86,600	87,535,112
6.00%, 10/01/53	22,171	22,283,861
6.00%, 11/01/53	85,170	85,763,996
6.00%, 02/01/54	5,486	5,542,541
6.00%, 03/13/54(h)	95,625	96,023,831
6.00%, 04/11/54(h)	35,300	35,441,713
6.50%, 08/01/36	20	21,368
6.50%, 09/01/36	157	165,692
6.50%, 10/01/36	22	23,141
6.50%, 12/01/36	33	34,597
6.50%, 07/01/37	38	40,273
6.50%, 08/01/37	1,712	1,812,471
6.50%, 10/01/37	67	70,649
6.50%, 11/01/37	18	18,765
6.50%, 12/01/37	543	572,630
6.50%, 06/01/38	15	16,031
6.50%, 10/01/39	479	507,270
6.50%, 05/01/40	15	15,726
6.50%, 07/01/53	7,814	8,048,057
6.50%, 09/01/53	65,341	66,757,222
6.50%, 10/01/53	56,254	57,829,631
6.50%, 11/01/53	88,018	90,018,621
6.50%, 12/01/53	139,061	142,873,977
6.50%, 01/01/54	24,396	24,957,929
6.50%, 02/01/54	30,441	31,411,474
6.50%, 03/13/54(h)	197,675	201,131,322
7.00%, 04/01/37	598	645,578

		27,236,789,363

U.S. Government Agency Obligations — 0.3%
Federal Home Loan Banks
0.50%, 04/14/25	7,000	6,664,126
1.25%, 12/21/26	180	164,812
1.50%, 08/15/24	1,000	982,649
2.13%, 12/14/29	70	61,980
2.75%, 12/13/24	250	245,405
2.88%, 09/13/24	1,000	987,531
3.13%, 06/13/25	980	957,343
3.25%, 11/16/28	25,470	24,384,401
4.25%, 12/10/27	75	74,381
5.50%, 07/15/36	7,900	8,632,500
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32(b)	73,453	83,253,934
6.75%, 03/15/31	21,820	24,915,046
Federal National Mortgage Association
0.38%, 08/25/25	24,991	23,413,317
0.63%, 04/22/25	5,000	4,762,029
0.88%, 08/05/30	17,530	14,130,670
1.63%, 01/07/25(b)	13,020	12,646,297
1.75%, 07/02/24	1,550	1,531,561
1.88%, 09/24/26	1,285	1,204,207
2.63%, 09/06/24	39,730	39,205,322
5.63%, 07/15/37	795	876,940
6.25%, 05/15/29	580	631,640
6.63%, 11/15/30	8,180	9,233,901
7.13%, 01/15/30	10,000	11,428,586
7.25%, 05/15/30	17,396	20,124,907
Tennessee Valley Authority
1.50%, 09/15/31	1,000	802,231
3.50%, 12/15/42	525	426,596

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
4.63%, 09/15/60	$1,000	$931,821
4.88%, 01/15/48	8,035	7,856,119
5.25%, 09/15/39	458	474,423
5.50%, 06/15/38	10,000	10,656,860
5.88%, 04/01/36	95	105,731
6.15%, 01/15/38	3,553	3,997,034
7.13%, 05/01/30	3,556	4,051,322
Series B, 4.70%, 07/15/33	1,500	1,512,977
Series E, 6.75%, 11/01/25	7,000	7,207,048

		328,535,647

U.S. Government Obligations — 42.0%
U.S. Treasury Note/Bond
0.25%, 05/31/25	106,410	100,432,751
0.25%, 06/30/25	4,100	3,858,164
0.25%, 07/31/25	184,800	173,286,093
0.25%, 08/31/25	210,050	196,322,905
0.25%, 09/30/25	116,300	108,345,261
0.25%, 10/31/25	194,300	180,425,766
0.38%, 04/30/25	44,000	41,739,844
0.38%, 11/30/25	291,800	270,712,892
0.38%, 12/31/25(b)	210,900	195,107,215
0.38%, 01/31/26	648,200	597,645,798
0.38%, 07/31/27	119,700	104,625,281
0.38%, 09/30/27	5,000	4,345,313
0.50%, 03/31/25	20,000	19,059,375
0.50%, 02/28/26	204,700	188,707,812
0.50%, 04/30/27	93,800	83,093,610
0.50%, 05/31/27	108,400	95,739,219
0.50%, 06/30/27	136,900	120,568,259
0.50%, 08/31/27	155,022	135,741,577
0.50%, 10/31/27	202,200	176,024,579
0.63%, 07/31/26	76,400	69,655,313
0.63%, 03/31/27	75,600	67,461,188
0.63%, 11/30/27	197,000	171,867,110
0.63%, 12/31/27	187,400	163,008,719
0.63%, 05/15/30	270,400	217,101,626
0.63%, 08/15/30	396,000	315,284,064
0.75%, 03/31/26	20,500	18,954,492
0.75%, 04/30/26	94,000	86,641,563
0.75%, 05/31/26	71,500	65,729,727
0.75%, 08/31/26	244,200	222,756,187
0.75%, 01/31/28	496,300	432,789,109
0.88%, 06/30/26	170,000	156,426,562
0.88%, 09/30/26	190,610	174,080,539
0.88%, 11/15/30	163,800	131,859,000
1.00%, 07/31/28	200,000	173,703,126
1.13%, 01/15/25(b)	157,460	152,164,178
1.13%, 02/28/25	83,700	80,528,555
1.13%, 10/31/26	171,100	156,823,844
1.13%, 02/28/27	40,300	36,613,180
1.13%, 02/29/28	132,340	116,914,119
1.13%, 08/31/28	273,600	238,395,376
1.13%, 02/15/31	257,200	209,738,562
1.13%, 05/15/40	156,500	96,565,391
1.13%, 08/15/40	58,000	35,434,375
1.25%, 11/30/26	214,900	197,237,906
1.25%, 12/31/26	191,230	175,214,487
1.25%, 03/31/28	216,000	191,396,250
1.25%, 04/30/28	169,100	149,494,969
1.25%, 05/31/28	229,110	202,100,080
1.25%, 06/30/28	212,175	186,763,730

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.25%, 09/30/28	$317,000	$277,201,642
1.25%, 08/15/31	318,900	258,209,344
1.25%, 05/15/50	205,900	104,590,766
1.38%, 08/31/26	42,500	39,382,227
1.38%, 10/31/28	185,000	162,438,673
1.38%, 12/31/28	196,730	172,015,794
1.38%, 11/15/31	400,250	324,952,969
1.38%, 11/15/40	284,800	180,803,500
1.38%, 08/15/50	18,100	9,502,500
1.50%, 02/15/25	152,720	147,583,597
1.50%, 08/15/26	382,000	355,409,221
1.50%, 01/31/27	325,280	299,460,900
1.50%, 11/30/28	284,200	250,562,267
1.50%, 02/15/30	83,185	71,175,166
1.63%, 02/15/26	207,890	196,261,153
1.63%, 05/15/26	270,000	253,420,312
1.63%, 09/30/26	44,500	41,444,102
1.63%, 10/31/26	76,300	70,875,547
1.63%, 11/30/26	81,200	75,319,344
1.63%, 08/15/29	54,000	47,245,782
1.63%, 05/15/31	390,910	327,692,523
1.63%, 11/15/50	229,500	128,914,453
1.75%, 03/15/25	101,700	98,327,215
1.75%, 12/31/26	91,870	85,367,327
1.75%, 01/31/29	170,700	151,749,634
1.75%, 08/15/41	271,420	180,791,166
1.88%, 06/30/26	80,000	75,375,000
1.88%, 07/31/26	49,900	46,906,000
1.88%, 02/28/27	178,100	165,479,946
1.88%, 02/28/29	159,200	142,173,063
1.88%, 02/15/32	422,760	355,052,344
1.88%, 02/15/41	130,200	89,715,938
1.88%, 02/15/51	575,700	344,790,328
1.88%, 11/15/51	233,450	139,194,562
2.00%, 02/15/25	180,068	174,855,876
2.00%, 08/15/25	184,515	177,228,099
2.00%, 11/15/26	181,000	169,701,642
2.00%, 11/15/41	103,260	71,475,281
2.00%, 02/15/50	102,000	63,526,875
2.00%, 08/15/51	466,600	287,542,250
2.13%, 05/15/25	206,000	199,272,812
2.13%, 05/31/26	105,300	99,870,469
2.25%, 11/15/25	167,829	161,037,170
2.25%, 03/31/26	88,500	84,406,875
2.25%, 02/15/27	161,206	151,571,329
2.25%, 08/15/27	146,750	136,809,981
2.25%, 11/15/27	153,750	142,759,278
2.25%, 05/15/41	276,900	202,180,266
2.25%, 08/15/46	118,960	80,799,863
2.25%, 08/15/49	106,500	70,556,250
2.25%, 02/15/52	252,900	165,530,953
2.38%, 04/30/26	124,400	118,782,563
2.38%, 05/15/27	190,870	179,432,713
2.38%, 03/31/29	244,200	223,175,906
2.38%, 05/15/29	191,600	174,805,062
2.38%, 02/15/42	141,000	103,657,031
2.38%, 11/15/49	229,400	156,063,687
2.38%, 05/15/51	186,000	125,579,062
2.50%, 02/28/26	92,350	88,637,963
2.50%, 03/31/27	116,200	109,881,625
2.50%, 02/15/45	50,824	36,839,459

112	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.50%, 02/15/46	$152,800	$109,657,875
2.50%, 05/15/46	123,517	88,411,153
2.63%, 03/31/25	5,000	4,875,391
2.63%, 04/15/25	97,100	94,608,020
2.63%, 12/31/25	86,500	83,401,543
2.63%, 01/31/26	86,000	82,828,750
2.63%, 05/31/27	132,700	125,629,578
2.63%, 02/15/29	211,491	195,959,630
2.63%, 07/31/29	145,500	134,041,875
2.75%, 02/28/25	90,500	88,492,031
2.75%, 05/15/25	158,200	154,177,023
2.75%, 06/30/25	16,900	16,445,152
2.75%, 08/31/25	140,808	136,605,761
2.75%, 04/30/27	169,300	161,086,306
2.75%, 07/31/27	119,500	113,356,953
2.75%, 02/15/28	222,702	209,948,832
2.75%, 05/31/29	285,900	265,596,634
2.75%, 08/15/32	404,850	361,455,141
2.75%, 08/15/42	106,523	82,854,921
2.75%, 11/15/42	128,580	99,649,500
2.75%, 08/15/47	219,000	162,812,812
2.75%, 11/15/47	158,550	117,649,055
2.88%, 04/30/25	48,000	46,869,375
2.88%, 05/31/25	116,800	113,930,188
2.88%, 06/15/25	277,400	270,399,986
2.88%, 07/31/25	183,900	178,964,871
2.88%, 11/30/25	110,400	107,010,376
2.88%, 05/15/28	252,994	239,059,566
2.88%, 08/15/28	219,930	207,284,025
2.88%, 04/30/29	176,320	164,996,950
2.88%, 05/15/32	489,500	442,538,594
2.88%, 05/15/43	121,184	95,375,595
2.88%, 08/15/45	153,125	118,241,211
2.88%, 11/15/46	54,000	41,318,438
2.88%, 05/15/49	42,000	31,755,938
2.88%, 05/15/52	205,000	154,454,687
3.00%, 07/15/25	161,030	157,086,023
3.00%, 09/30/25	101,200	98,464,438
3.00%, 10/31/25	106,600	103,618,531
3.00%, 05/15/42	43,150	34,964,984
3.00%, 11/15/44	99,727	79,111,559
3.00%, 05/15/45	121,400	96,019,813
3.00%, 11/15/45	65,100	51,296,766
3.00%, 02/15/47	116,190	90,791,592
3.00%, 05/15/47	152,118	118,699,577
3.00%, 02/15/48	154,550	120,114,328
3.00%, 08/15/48	160,190	124,297,428
3.00%, 02/15/49	32,400	25,110,000
3.00%, 08/15/52	204,180	157,952,372
3.13%, 08/15/25	142,420	139,043,088
3.13%, 08/31/27	39,200	37,619,750
3.13%, 11/15/28	207,515	197,301,371
3.13%, 08/31/29	208,900	197,165,696
3.13%, 11/15/41	53,900	44,863,328
3.13%, 02/15/42	71,800	59,537,906
3.13%, 02/15/43	76,200	62,543,531
3.13%, 08/15/44	60,519	49,105,495
3.13%, 05/15/48	149,460	118,773,994
3.25%, 06/30/27	100,000	96,523,438
3.25%, 06/30/29	175,480	166,939,060
3.25%, 05/15/42	155,200	130,562,000

Security	Par (000)	Value

U.S. Government Obligations (continued)
3.38%, 05/15/33	$369,303	$344,605,862
3.38%, 08/15/42	46,000	39,337,188
3.38%, 05/15/44	84,200	71,188,469
3.38%, 11/15/48	248,350	206,285,719
3.50%, 09/15/25	136,970	134,337,608
3.50%, 01/31/28	134,655	130,615,350
3.50%, 04/30/28	153,594	148,842,186
3.50%, 01/31/30	176,500	169,371,056
3.50%, 04/30/30	195,601	187,410,208
3.50%, 02/15/33	373,240	352,128,612
3.50%, 02/15/39	24,000	21,821,250
3.63%, 05/15/26	331,123	324,604,016
3.63%, 03/31/28	128,431	125,079,754
3.63%, 05/31/28	148,400	144,469,719
3.63%, 03/31/30	198,200	191,309,454
3.63%, 08/15/43	73,600	64,883,000
3.63%, 02/15/44	83,950	73,797,297
3.63%, 02/15/53	250,675	219,262,289
3.63%, 05/15/53	249,032	218,019,734
3.75%, 04/15/26	238,673	234,626,748
3.75%, 12/31/28	215,114	210,240,323
3.75%, 05/31/30	179,486	174,283,711
3.75%, 06/30/30	196,443	190,703,181
3.75%, 12/31/30	200,554	194,380,697
3.75%, 08/15/41	52,000	47,425,625
3.75%, 11/15/43	36,600	32,819,906
3.88%, 03/31/25	119,300	117,873,993
3.88%, 04/30/25	153,247	151,379,302
3.88%, 01/15/26	273,074	269,191,229
3.88%, 11/30/27	162,801	160,104,608
3.88%, 12/31/27	162,637	159,930,619
3.88%, 09/30/29	233,630	228,993,905
3.88%, 11/30/29	192,418	188,524,543
3.88%, 12/31/29	174,278	170,697,133
3.88%, 08/15/33	401,438	389,457,585
3.88%, 08/15/40	80,516	75,269,879
3.88%, 02/15/43	184,664	169,140,682
3.88%, 05/15/43	195,987	179,236,236
4.00%, 12/15/25	151,837	149,986,487
4.00%, 02/15/26(b)	267,611	264,433,119
4.00%, 01/15/27	192,225	189,972,363
4.00%, 02/29/28	113,505	112,112,791
4.00%, 06/30/28	145,756	144,002,373
4.00%, 01/31/29(b)	213,069	210,605,390
4.00%, 10/31/29	165,150	162,827,578
4.00%, 02/28/30	202,432	199,442,966
4.00%, 07/31/30	192,635	189,655,177
4.00%, 01/31/31	197,686	194,504,491
4.00%, 02/15/34	213,715	209,540,879
4.00%, 11/15/42	166,665	155,623,444
4.00%, 11/15/52	234,889	220,024,930
4.13%, 01/31/25	117,443	116,419,961
4.13%, 06/15/26	331,572	328,489,418
4.13%, 02/15/27	37,774	37,461,184
4.13%, 09/30/27	267,000	264,851,486
4.13%, 10/31/27	154,214	152,961,011
4.13%, 07/31/28	143,800	142,788,906
4.13%, 08/31/30	179,457	177,858,711
4.13%, 11/15/32	367,597	363,748,719
4.13%, 08/15/53	251,686	241,146,649
4.25%, 05/31/25	139,146	137,999,132

S C H E D U L E O F I N V E S T M E N T S	113

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
4.25%, 10/15/25	$145,620	$144,442,525
4.25%, 12/31/25	271,675	269,573,765
4.25%, 01/31/26(b)	314,471	312,137,037
4.25%, 02/28/29(b)	120,671	120,680,428
4.25%, 02/28/31	116,399	116,271,689
4.25%, 05/15/39	37,340	36,925,759
4.25%, 11/15/40	28,889	28,229,970
4.25%, 02/15/54	111,402	109,348,026
4.38%, 08/15/26	209,332	208,645,129
4.38%, 12/15/26	251,049	250,558,671
4.38%, 08/31/28	160,616	161,130,474
4.38%, 11/30/28	199,552	200,409,451
4.38%, 11/30/30	186,847	187,898,014
4.38%, 02/15/38	32,000	32,360,000
4.38%, 11/15/39	50,933	50,909,125
4.38%, 05/15/40	32,403	32,271,363
4.38%, 05/15/41	15,949	15,772,066
4.38%, 08/15/43	205,898	201,651,354
4.50%, 11/15/25	151,817	151,223,965
4.50%, 07/15/26	335,370	335,107,992
4.50%, 11/15/33	411,677	419,524,593
4.50%, 02/15/36	27,685	28,636,672
4.50%, 05/15/38(b)	47,000	48,042,813
4.50%, 08/15/39	50,707	51,499,297
4.50%, 02/15/44(b)	33,953	33,953,000
4.63%, 02/28/25(b)	126,434	125,900,607
4.63%, 06/30/25	116,370	115,997,253
4.63%, 02/28/26	25,448	25,446,012
4.63%, 03/15/26	260,697	260,697,000
4.63%, 09/15/26	288,053	288,885,655
4.63%, 10/15/26	264,788	265,677,524
4.63%, 11/15/26	285,351	286,421,066
4.63%, 09/30/28	170,942	173,252,389
4.63%, 09/30/30	186,122	189,786,277
4.63%, 02/15/40	45,950	47,184,906
4.75%, 07/31/25	7,400	7,390,750
4.75%, 02/15/37	21,977	23,196,037
4.75%, 02/15/41	91,158	94,519,451
4.75%, 11/15/43	161,497	166,240,974
4.75%, 11/15/53	257,241	273,881,277
4.88%, 11/30/25	233,193	233,766,874
4.88%, 10/31/28	187,904	192,498,841
4.88%, 10/31/30(b)	216,343	223,712,183
5.00%, 09/30/25	122,628	123,020,793
5.00%, 10/31/25	232,870	233,779,648
5.00%, 05/15/37	53,658	57,883,568
5.25%, 11/15/28	29,377	30,531,424
5.25%, 02/15/29	60,090	62,460,739
5.50%, 08/15/28	77,000	80,717,656
6.00%, 02/15/26	9,468	9,695,824
6.13%, 08/15/29(b)	14,600	15,860,391
6.25%, 05/15/30	5,000	5,522,656
6.50%, 11/15/26	26,950	28,284,867
6.63%, 02/15/27	28,800	30,507,750
6.75%, 08/15/26	14,400	15,105,375

Security	Par (000)	Value

U.S. Government Obligations (continued)
6.88%, 08/15/25	$6,265	$6,446,587

		42,692,680,863

Total U.S. Government & Agency Obligations — 69.1% (Cost: $77,398,022,288)		70,258,005,873

Total Long-Term Investments — 98.9% (Cost: $110,789,143,569)		100,555,960,740

	Shares

Short-Term Securities

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(i)(j)	3,258,812,006	3,260,441,412
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(i)(j)(k)	1,794,286,638	1,794,286,638

Total Short-Term Securities — 5.0% (Cost: $5,053,171,063)		5,054,728,050

Total Investments Before TBA Sales Commitments — 103.9% (Cost: $115,842,314,632)		105,610,688,790

	Par (000)

TBA Sales Commitments

Mortgage-Backed Securities — (0.2)%
Government National Mortgage Association,
2.00%, 03/20/54(h)	$(30,800)	(25,064,693)
Uniform Mortgage-Backed Securities
2.00%, 03/13/54(h)	(76,781)	(60,323,974)
6.00%, 03/13/54(h)	(35,300)	(35,447,228)
6.50%, 03/13/54(h)	(53,775)	(54,715,249)

Total TBA Sales Commitments — (0.2)% (Proceeds: $(175,162,522))		(175,551,144)

Total Investments, Net of TBA Sales Commitments — 103.7% (Cost: $115,667,152,110)		105,435,137,646

Liabilities in Excess of Other Assets — (3.7)%		(3,794,229,567)

Net Assets — 100.0%		$101,640,908,079

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Represents or includes a TBA transaction.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

114	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Core U.S. Aggregate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,824,049,590	$—		$(563,123,475	)(a)	$412,434	$(897,137)	$3,260,441,412	3,258,812,006	$192,169,846		$2,552
BlackRock Cash Funds: Treasury, SL Agency Shares	642,810,889	1,151,475,749	(a)	—		—	—	1,794,286,638	1,794,286,638	5,255,073	(b)	—

						$412,434	$(897,137)	$5,054,728,050		$197,424,919		$2,552

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$497,496,485	$—	$497,496,485
Collaterized Mortgage Obligations	—	1,048,224,871	—	1,048,224,871
Corporate Bonds & Notes	—	26,130,181,973	—	26,130,181,973
Foreign Government Obligations	—	2,074,460,669	—	2,074,460,669
Municipal Debt Obligations	—	547,590,869	—	547,590,869
U.S. Government & Agency Obligations	—	70,258,005,873	—	70,258,005,873
Short-Term Securities
Money Market Funds	5,054,728,050	—	—	5,054,728,050
Liabilities
Investments
TBA Sales Commitments	—	(175,551,144)	—	(175,551,144)

	$5,054,728,050	$100,380,409,596	$—	$105,435,137,646

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	115

Statement of Assets and Liabilities

February 29, 2024

iShares Core U.S. Aggregate Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$100,555,960,740
Investments, at value — affiliated(c)	5,054,728,050
Cash pledged as collateral for TBA commitments	17,723,000
Foreign currency, at value(d)	78
Receivables:
Investments sold	864,878,618
Securities lending income — affiliated	480,931
TBA sales commitments	175,162,522
Capital shares sold	26,844,678
Dividends — affiliated	13,286,009
Interest — unaffiliated	680,336,031

Total assets	107,389,400,657

LIABILITIES
Bank overdraft	184,247
Collateral on securities loaned, at value	1,794,186,638
TBA sales commitments, at value(e)	175,551,144
Payables:
Investments purchased	3,606,430,958
Capital shares redeemed	169,946,893
Investment advisory fees	2,192,698

Total liabilities	5,748,492,578

Commitments and contingent liabilities

NET ASSETS	$101,640,908,079

NET ASSETS CONSIST OF
Paid-in capital	$113,176,699,344
Accumulated loss	(11,535,791,265)

NET ASSETS	$101,640,908,079

NET ASSET VALUE
Shares outstanding	1,044,100,000

Net asset value	$97.35

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$110,789,143,569
(b) Securities loaned, at value	$1,461,930,981
(c) Investments, at cost — affiliated	$5,053,171,063
(d) Foreign currency, at cost	$78
(e) Proceeds from TBA sales commitments	$175,162,522

See notes to financial statements.

116	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations

Year Ended February 29, 2024

iShares Core U.S. Aggregate Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$192,176,214
Interest — unaffiliated	2,922,537,659
Securities lending income — affiliated — net	5,248,705
Other income — unaffiliated	88,122

Total investment income	3,120,050,700

EXPENSES
Investment advisory	27,909,044
Interest expense	9,636

Total expenses	27,918,680

Less:
Investment advisory fees waived	(3,227,736)

Total expenses after fees waived	24,690,944

Net investment income	3,095,359,756

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(539,751,388)
Investments — affiliated	412,434
Capital gain distributions from underlying funds — affiliated	2,552
In-kind redemptions — unaffiliated(a)	(70,940,555)

(610,276,957)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	507,247,310
Investments — affiliated	(897,137)

506,350,173

Net realized and unrealized loss	(103,926,784)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,991,432,972

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	117

Statements of Changes in Net Assets

	iShares Core U.S. Aggregate Bond ETF
	Year Ended 02/29/24	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,095,359,756	$2,042,450,505
Net realized loss	(610,276,957)	(1,219,119,565)
Net change in unrealized appreciation (depreciation)	506,350,173	(9,419,957,653)

Net increase (decrease) in net assets resulting from operations	2,991,432,972	(8,596,626,713)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,006,081,368)	(1,958,102,477)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	15,936,200,479	8,351,623,889

NET ASSETS
Total increase (decrease) in net assets	15,921,552,083	(2,203,105,301)
Beginning of year	85,719,355,996	87,922,461,297

End of year	$101,640,908,079	$85,719,355,996

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

118	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core U.S. Aggregate Bond ETF
	Year Ended 02/29/24	Year Ended 02/28/23		Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20

Net asset value, beginning of year	$97.33	$110.34		$115.40	$116.32	$107.07

Net investment income(a)	3.23	2.50		1.99	2.38	3.02
Net realized and unrealized gain (loss)(b)	(0.05)	(13.11)		(5.06)	(0.82)	9.24

Net increase (decrease) from investment operations	3.18	(10.61)		(3.07)	1.56	12.26

Distributions from net investment income(c)	(3.16)	(2.40)		(1.99)	(2.48)	(3.01)

Net asset value, end of year	$97.35	$97.33		$110.34	$115.40	$116.32

Total Return(d)
Based on net asset value	3.32%	(9.67	)%(e)	(2.68)%	1.31%	11.61%

Ratios to Average Net Assets(f)
Total expenses	0.03%	0.03%		0.04%	0.04%	0.05%

Total expenses after fees waived	0.03%	0.03%		0.03%	0.03%	0.05%

Net investment income	3.33%	2.48%		1.74%	2.03%	2.70%

Supplemental Data
Net assets, end of year (000)	$101,640,908	$85,719,356		$87,922,461	$85,958,288	$76,413,081

Portfolio turnover rate(g)(h)	89%	104%		163%	179%	108%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.
(h)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	119

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Core U.S. Aggregate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

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Notes to Financial Statements  (continued)

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet

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Notes to Financial Statements  (continued)

specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statement of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar RollTransactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

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Notes to Financial Statements  (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
Core U.S. Aggregate Bond
Barclays Bank PLC	$97,083,872	$(97,083,872)	$—		$—
Barclays Capital, Inc.	110,935,030	(110,935,030)	—		—
BMO Capital Markets Corp.	17,765,884	(17,765,884)	—		—
BNP Paribas SA	47,012,659	(47,012,659)	—		—
BofA Securities, Inc.	144,370,509	(144,370,509)	—		—
Citigroup Global Markets, Inc.	168,048,384	(168,048,384)	—		—
Credit Agricole Corporate & Investment Bank SA	36,932,244	(36,932,244)	—		—
Deutsche Bank Securities, Inc.	44,506,768	(44,506,768)	—		—
Goldman Sachs & Co. LLC	291,970,171	(291,970,171)	—		—
HSBC Securities (USA), Inc.	4,302,376	(4,302,376)	—		—
J.P. Morgan Securities LLC	291,846,973	(291,846,973)	—		—
Jefferies LLC	855,172	(855,172)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	3,468,516	(3,468,516)	—		—
Mizuho Securities USA LLC	163,491	(163,491)	—		—
Morgan Stanley	65,357,430	(65,357,430)	—		—
Nomura Securities International, Inc.	20,460,296	(20,460,296)	—		—
Pershing LLC	6,480,869	(6,480,869)	—		—
RBC Capital Markets LLC	17,916,455	(17,916,455)	—		—
Scotia Capital (USA), Inc.	2,398,182	(2,263,679)	—		134,503	(b)
State Street Bank & Trust Co.	897,746	(897,746)	—		—
TD Securities (USA) LLC	13,737,188	(13,737,188)	—		—
Toronto-Dominion Bank (The)	27,465,799	(27,465,799)	—		—
UBS AG	1,181,673	(1,181,673)	—		—
UBS Securities LLC	2,892,369	(2,892,369)	—		—
Wells Fargo Bank N.A.	11,749,297	(11,749,297)	—		—
Wells Fargo Securities LLC	32,131,628	(32,131,628)	—		—

	$1,461,930,981	$(1,461,796,478)	$—		$134,503

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of February 29, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.03%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

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Notes to Financial Statements  (continued)

This amount is included in investment advisory fees waived in the Statement of Operations. For the year ended February 29, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived
Core U.S. Aggregate Bond	$3,227,736

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee fromAuthorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Prior to January 26, 2024 (date of conversion for the fund), ETF Services were performed by State Street Bank and Trust Company.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the year ended February 29, 2024, the Fund paid BTC $1,298,661 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

OtherTransactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 29, 2024, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core U.S. Aggregate Bond	$82,525,708,432	$78,507,490,714	$3,258,479,467	$3,190,627,202

For the year ended February 29, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core U.S. Aggregate Bond	$17,762,496,921	$6,094,795,802

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Notes to Financial Statements  (continued)

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of February 29, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 29, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
Core U.S. Aggregate Bond	$(70,940,572)	$70,940,572

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/29/24	Year Ended 02/28/23
Core U.S. Aggregate Bond
Ordinary income	$3,006,081,368	$1,958,102,477

As of February 29, 2024, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards	(a)	Net Unrealized Gains (Losses)	(b)	Total
Core U.S. Aggregate Bond	$301,320,365	$(1,591,095,355)		$(10,246,016,275)		$(11,535,791,265)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and TBA transactions.

As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core U.S. Aggregate Bond	$115,856,316,443	$149,541,456	$(10,395,557,731)	$(10,246,016,275)

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

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Notes to Financial Statements  (continued)

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/29/24		Year Ended 02/28/23
iShares ETF	Shares	Amount	Shares	Amount
Core U.S. Aggregate Bond
Shares sold	250,400,000	$24,342,335,867	172,600,000	$17,350,936,843
Shares redeemed	(87,000,000)	(8,406,135,388)	(88,700,000)	(8,999,312,954)

	163,400,000	$15,936,200,479	83,900,000	$8,351,623,889

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional

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Notes to Financial Statements  (continued)

variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	127

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of iShares Core U.S. Aggregate Bond ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Core U.S. Aggregate Bond ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of February 29, 2024, the related statement of operations for the year ended February 29, 2024, the statement of changes in net assets for each of the two years in the period ended February 29, 2024, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 29, 2024 and the financial highlights for each of the five years in the period ended February 29, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 19, 2024

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information (unaudited)

The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 29, 2024:

iShares ETF	Federal Obligation Interest
Core U.S. Aggregate Bond	$1,062,944,790

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 29, 2024:

iShares ETF	Interest Dividends
Core U.S. Aggregate Bond	$3,093,923,648

The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 29, 2024:

iShares ETF	Interest-Related Dividends
Core U.S. Aggregate Bond	$2,904,066,212

I M P O R T A N T T A X I N F O R M A T I O N	129

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Core U.S. Aggregate Bond ETF (the “Fund” or “ETF”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares Core U.S. Aggregate Bond ETF (the “Fund”) to be marketed to investors in the EU and/or UK.

Report on Remuneration

BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time.All employees are subject to a clawback policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year. BlackRock bases its proportionality approach on a combination of factors that it is entitled to take into account based on relevant guidelines.

Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area.As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.

S U P P L E M E N T A L I N F O R M A T I O N	131

Supplemental Information (unaudited) (continued)

The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2023 was USD 5.43m. This figure is comprised of fixed remuneration of USD 0.74m and variable remuneration of USD 4.68m. There was a total of 8 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2023, to its senior management was USD 3.66m, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 1.77m.

Disclosures Under the EU Sustainable Finance Disclosure Regulation

The Fund is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).

The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.

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Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fundis included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 401 funds as of February 29, 2024. With the exception of Robert S. Kapito and Aaron Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S Kapito(a) (1957)	Trustee (since 2009)	President, of BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002)	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011)

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E Kerrigan (1955)	Trustee (since 2005); Independent Board Chair (since 2022)	Chief Investment Officer, Santa Clara University (since 2002)	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022)

Jane D. Carlin (1956)	Trustee (since 2015); Risk Committee Chair (since 2016)	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012)	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016)

Richard L Fagnani (1954)	Trustee (since 2017); Audit Committee Chair (since 2019)	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021)	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017)

Cecilia H Herbert (1949)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022)	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and Personnel Committee (since 2022); Member of the Wyoming State Investment Funds Committee (since 2022); Director of the Jackson Hole Center for the Arts (since 2021); Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018)	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011)

Drew E Lawton (1959)	Trustee (since 2017); 15(c) Committee Chair (since 2017)	Senior Managing Director of New York Life Insurance Company (2010-2015)	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021)

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	133

Trustee and Officer Information (unaudited) (continued)

Independent Trustees (continued)

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E Martinez (1961)	Trustee (since 2003); Securities Lending Committee Chair (since 2019)	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016)	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011)

Madhav V Rajan (1964)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019)	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016)	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011)

Officers

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years

Dominik Rohé (1973)	President (since 2023)	Managing Director, BlackRock, Inc. (since 2005); Head of Americas ETF and Index Investments (since 2023); Head of Latin America (2019-2023)

Trent Walker (1974)	Treasurer and Chief Financial Officer (since 2020)	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds

Aaron Wasserman (1974)	Chief Compliance Officer (iShares, Inc. and iShares Trust, since 2023; iShares U.S. ETF Trust, since 2023)	Managing Director of BlackRock, Inc. (since 2018); Chief Compliance Officer of the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (since 2023); Deputy Chief Compliance Officer for the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (2014-2023)

Marisa Rolland (1980)	Secretary (since 2022)	Managing Director, of BlackRock, Inc. (since 2023); Director, of BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc. (2010-2017)

Rachel Aguirre (1982)	Executive Vice President (since 2022)	Managing Director, of BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering of BlackRock, Inc. (since 2021); Co-Head of EII’s Americas Portfolio Engineering of BlackRock, Inc. (2020-2021); Head of Developed Markets Portfolio Engineering of BlackRock, Inc. (2016-2019)

Jennifer Hsui (1976)	Executive Vice President (since 2022)	Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022)

James Mauro (1970)	Executive Vice President (since 2022)	Managing Director, of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management of BlackRock, Inc. (since 2020)

Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer

Effective February 1, 2024, Salim Ramji resigned as Trustee of the Trust

Effective March 5, 2024, Stephen Cohen replaced Salim Ramji as Trustee of the Trust

Effective March 5, 2024, Dominik Rohé resigned as President of the Trust

Effective March 5, 2024, Jessica Tan replaced Dominik Rohé as President of the Trust

Effective April 8, 2024, Laura Fergerson was appointed as Trustee of the Trust

Effective April 8, 2024, James Lam was appointed as Trustee of the Trust

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	135

Glossary of Terms Used in this Report

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

CMT	Constant Maturity Treasury

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

REIT	Real Estate Investment Trust

SAP	Subject to Appropriations

SCA	Svenska Celluosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

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Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-211-0224

FEBRUARY 29, 2024

2024 Annual Report

iShares Trust

•	iShares BBB Rated Corporate Bond ETF | LQDB | NYSE Arca
•	iShares Broad USD Investment Grade Corporate Bond ETF | USIG | NASDAQ
•	iShares 1-5 Year Investment Grade Corporate Bond ETF | IGSB | NASDAQ
•	iShares 5-10 Year Investment Grade Corporate Bond ETF | IGIB | NASDAQ
•	iShares 10+ Year Investment Grade Corporate Bond ETF | IGLB | NYSE Arca

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapitos

President, BlackRock Inc.

Total Returns as of February 29, 2024

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.93%	30.45%

U.S. small cap equities (Russell 2000® Index)	8.97	10.05

International equities (MSCI Europe, Australasia, Far East Index)	9.23	14.41

Emerging market equities (MSCI Emerging Markets Index)	4.93	8.73

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	5.22

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.58	0.69

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.35	3.33

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	4.33	5.42

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	11.01
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Corporate Bond Market Overview

Investment-grade corporate bonds produced a solid gain during the 12 months ended February 29, 2024 (the “reporting period”). The Markit iBoxx USD Liquid Investment Grade Index returned 6.27% for the reporting period and strongly outperformed the 3.33% of the Bloomberg U.S. Aggregate Bond Index, a broad measure of the overall bond market.

The 12-month gain for the index belies the challenging environment for the bond market through the first eight months of the period. During this time, yields drifted steadily higher (as prices fell) in response to better-than-expected economic growth and continued interest rate increases by the U.S. Federal Reserve (Fed). The Fed raised rates by a quarter-point at its meetings in March, May, and July 2023, moving its benchmark fed funds rate to a range of 5.25% - 5.50%. Although the Fed’s aggressive actions contributed to a decline in inflation, U.S. economic growth remained robust behind persistent strength in the labor market. This trend gave rise to expectations that the central bank would need to keep rates “higher for longer,” fueling a sharp sell-off in the bond market in the span from August through October 2023.

The investment backdrop improved considerably in the final two months of 2023, touching off a rally that helped the fixed-income market quickly recover its earlier losses. The headline Consumer Price Index fell to its lowest levels since early 2021 in the November report, surprising the markets and causing the consensus to shift toward the view that the Fed was in fact finished raising rates. In December, Fed Chairman Jerome Powell provided another positive surprise with this suggestion that rate cuts could begin as early as the first half of 2024. Bond prices moved surged in response, with the credit sectors leading the way amid a pronounced improvement in investor sentiment. While yields crept higher in January and February, broad-based indexes such as the Bloomberg U.S. Aggregate Bond Index finished in positive territory on the strength of their earlier advance.

Corporate bonds were the top-performing segment of the investment-grade market in the 12-month period. According to the Federal Reserve Bank of St. Louis Economic Database, the ICE BofA US Corporate Index Option-Adjusted Spread fell from 130 basis points (1.30 percentage points) to 100 basis points over the course of the period. The compression in yield spreads, which indicates outperformance relative to Treasuries, reflected the backdrop of better-than-expected corporate earnings and investors’ hearty appetite for risk in the latter part of the period. The gains were broad-based across the category, with participation from each of the three major sectors: financials, industrials, and utilities. At a time of better-than-expected economic growth, the strongest performance at the industry level generally came from industrial, consumer, and technology-related companies. Lower-quality investment-grade corporate bonds outpaced their higher-quality counterparts, which was in part a function of investors’ willingness to take on greater risk in search of higher yields.

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Fund Summary as of February 29, 2024	iShares® BBB Rated Corporate Bond ETF

Investment Objective

The iShares BBB Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of BBB (or its equivalent) fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporate issuers, as represented by the iBoxx USD Liquid Investment Grade BBB 0+ Index (the“Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	6.81%	(2.41)%	6.81%	(6.57)%
Fund Market	6.86	(2.36)	6.86	(6.45)
Index	7.02	(2.27)	7.02	(6.21)

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 5/18/21. The first day of secondary market trading was 5/20/21.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,041.60	$0.76		$1,000.00	$1,024.10	$0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 29, 2024 (continued)	iShares® BBB Rated Corporate Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

S&P Credit Rating*	Percent of Total Investments	(a)
A	0.8%
A-	2.2
BBB+	28.3
BBB	49.0
BBB-	18.2
BB+	1.0
Not Rated	0.5

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)
0-1 Year	2.1%
1-5 Years	37.5
5-10 Years	30.1
10-15 Years	4.3
15-20 Years	4.6
More than 20 Years	21.4

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF

Investment Objective

The iShares Broad USD Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds, as represented by the ICE BofA US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	6.14%	1.79%	2.37%	6.14%	9.27%	26.38%
Fund Market	6.07	1.73	2.35	6.07	8.98	26.11
Index	6.13	1.88	2.51	6.13	9.76	28.12

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA US Corporate Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4 pm. The change of the Index’s standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023. Index data prior to August 1, 2018 is for the Bloomberg U.S. Credit Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

	Actual			Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,039.30	$0.20		$1,000.00	$1,024.70	$0.20		0.04%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of February 29, 2024 (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	2.0%
Aa	7.3
A	43.3
Baa	43.7
Ba	1.9
Not Rated	1.8

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

1-5 Years	39.3%
5-10 Years	27.4
10-15 Years	6.8
15-20 Years	6.9
More than 20 Years	19.6

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF

Investment Objective

The iShares 1-5 Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between one and five years, as represented by the ICE BofA 1-5 Year US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	5.91%	2.10%	1.74%	5.91%	10.92%	18.84%

Fund Market	5.83	2.06	1.73	5.83	10.71	18.68

Index	5.87	2.12	1.89	5.87	11.07	20.57

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 1-5 Year US Corporate Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4 pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4 pm. The change of the Index’s standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023. Index data prior to August 1, 2018 is for the Bloomberg U.S. 1-3 Year Credit Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

	Actual			Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,035.40	$ 0.20		$ 1,000.00	$ 1,024.70	$ 0.20		0.04%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	9

Fund Summary as of February 29, 2024 (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	2.0%
Aa	8.0
A	45.2
Baa	41.4
Ba	1.8
Not Rated	1.6

MATURITY ALLOCATION

	Percent of
Maturity	Total Investments	(a)
1-2 Years	25.1%
2-3 Years	26.4
3-4 Years	23.1
4-5 Years	20.8
5-6 Years	4.1
6-7 Years	0.1
7-8 Years	0.1
8-9 Years	0.2
21-22 Years	0.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF

Investment Objective

The iShares 5-10 Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between five and ten years, as represented by the ICE BofA 5-10 Year US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	6.71%	2.10%	2.26%	6.71%	10.97%	25.06%
Fund Market	6.68	2.09	2.25	6.68	10.87	24.91
Index	6.66	2.15	2.38	6.66	11.21	26.52

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 5-10 Year US Corporate Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4 pm. The change of the Index’s standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023. Index data prior to August 1, 2018 is for Bloomberg U.S. Intermediate Credit Bond Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,041.10	$ 0.20		$ 1,000.00	$ 1,024.70	$ 0.20		0.04%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	11

Fund Summary as of February 29, 2024 (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	0.8%
Aa	4.5
A	42.0
Baa	48.4
Ba	2.5
Not Rated	1.8

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

5-10 Years	91.4%
10-15 Years	7.7
15-20 Years	0.1
More than 20 Years	0.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF

Investment Objective

The iShares 10+ Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities greater than ten years, as represented by the ICE BofA 10+ Year US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	5.87%	1.34%	2.81%	5.87%	6.90%	31.89%
Fund Market	5.72	1.29	2.76	5.72	6.61	31.23
Index	5.91	1.49	3.07	5.91	7.65	35.31

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 10+ Year US Corporate Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4 pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4 pm. The change of the Index’s standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023. Index data prior to August 1, 2018 is for the Bloomberg U.S. Long Credit Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,042.80	$ 0.20		$ 1,000.00	$ 1,024.70	$ 0.20		0.04%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	13

Fund Summary as of February 29, 2024 (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	3.2%
Aa	8.9
A	43.0
Baa	42.0
Ba	1.5
Not Rated	1.4

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)

10-15 Years	15.5%
15-20 Years	22.1
More than 20 Years	62.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

14	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	15

Schedule of Investments February 29, 2024	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)(a)	$18	$14,961
5.40%, 10/01/48 (Call 04/01/48)	10	9,251
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)(a)	32	26,870
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)(a)	25	24,242

		75,324

Aerospace & Defense — 3.3%
Boeing Co. (The)
2.20%, 02/04/26 (Call 03/11/24)	75	70,370
2.75%, 02/01/26 (Call 01/01/26)	25	23,737
4.88%, 05/01/25 (Call 04/01/25)	25	24,786
5.04%, 05/01/27 (Call 03/01/27)	105	103,930
5.15%, 05/01/30 (Call 02/01/30)	100	98,279
5.71%, 05/01/40 (Call 11/01/39)	62	60,304
5.81%, 05/01/50 (Call 11/01/49)	70	67,215
5.93%, 05/01/60 (Call 11/01/59)	50	47,754
Howmet Aerospace Inc., 3.00%, 01/15/29 (Call 11/15/28)	35	31,361
L3Harris Technologies Inc.
4.40%, 06/15/28 (Call 03/15/28)	64	62,249
5.05%, 04/27/45 (Call 10/27/44)	15	13,999
Northrop Grumman Corp.
3.25%, 01/15/28 (Call 10/15/27)(a)	75	70,315
4.03%, 10/15/47 (Call 04/15/47)	53	42,730
5.25%, 05/01/50 (Call 11/01/49)	25	24,172
RTX Corp.
2.82%, 09/01/51 (Call 03/01/51)	45	28,113
4.13%, 11/16/28 (Call 08/16/28)	115	110,331
4.15%, 05/15/45 (Call 11/16/44)	35	28,672
4.50%, 06/01/42	70	61,082
4.63%, 11/16/48 (Call 05/16/48)	35	30,494
5.15%, 02/27/33 (Call 11/27/32)	30	29,695
6.10%, 03/15/34 (Call 12/15/33)(a)	50	52,767
6.40%, 03/15/54 (Call 09/15/53)	30	33,163

		1,115,518

Agriculture — 2.1%
Altria Group Inc.
3.70%, 02/04/51 (Call 08/04/50)	35	23,800
4.40%, 02/14/26 (Call 12/14/25)	41	40,387
4.50%, 05/02/43	35	29,021
4.80%, 02/14/29 (Call 11/14/28)	84	82,380
5.80%, 02/14/39 (Call 08/14/38)	40	39,847
5.95%, 02/14/49 (Call 08/14/48)(a)	60	59,706
BAT Capital Corp.
2.73%, 03/25/31 (Call 12/25/30)	40	32,960
3.22%, 08/15/24 (Call 06/15/24)	33	32,618
3.56%, 08/15/27 (Call 05/15/27)	44	41,545
4.39%, 08/15/37 (Call 02/15/37)	50	40,960
4.54%, 08/15/47 (Call 02/15/47)	50	37,279
4.74%, 03/16/32 (Call 12/16/31)	25	23,510
5.65%, 03/16/52 (Call 09/16/51)	30	26,258
6.34%, 08/02/30 (Call 06/02/30)	70	72,312
Bunge Ltd. Finance Corp.
2.75%, 05/14/31 (Call 02/14/31)	18	15,299
3.75%, 09/25/27 (Call 06/25/27)	35	33,412

Security	Par (000)	Value

Agriculture (continued)
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	$51	$50,238
5.85%, 08/15/45 (Call 02/15/45)	30	27,147

		708,679

Airlines — 0.2%
Southwest Airlines Co., 5.25%, 05/04/25 (Call 04/04/25)	68	67,788

Apparel — 0.2%
Tapestry Inc.
7.00%, 11/27/26	25	25,675
7.85%, 11/27/33 (Call 08/27/33)	25	27,021
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	10	9,584
2.95%, 04/23/30 (Call 01/23/30)(a)	20	16,504

		78,784

Auto Manufacturers — 2.5%
Ford Motor Co., 4.75%, 01/15/43	25	20,247
Ford Motor Credit Co. LLC, 7.12%, 11/07/33 (Call 08/07/33)	210	223,893
General Motors Co.
6.13%, 10/01/25 (Call 09/01/25)	25	25,227
6.25%, 10/02/43	35	35,159
6.60%, 04/01/36 (Call 10/01/35)	60	62,716
6.75%, 04/01/46 (Call 10/01/45)	30	31,711
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	135	125,087
2.35%, 02/26/27 (Call 01/26/27)	90	82,523
2.35%, 01/08/31 (Call 10/08/30)	60	48,939
3.80%, 04/07/25	42	41,160
5.00%, 04/09/27 (Call 03/09/27)	47	46,526
5.85%, 04/06/30 (Call 02/06/30)(a)	30	30,428
6.05%, 10/10/25	60	60,437

		834,053

Auto Parts & Equipment — 0.3%
Aptiv PLC, 3.10%, 12/01/51 (Call 06/01/51)	30	18,836
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)(a)	20	17,220
4.15%, 05/01/52 (Call 11/01/51)	16	12,236
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	36	33,218
4.38%, 03/15/45 (Call 09/15/44)	15	12,179
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)	7	6,300

		99,989

Banks — 5.8%
Citigroup Inc.
3.88%, 03/26/25	36	35,344
4.13%, 07/25/28	25	23,767
4.45%, 09/29/27	75	72,608
4.60%, 03/09/26	34	33,444
4.75%, 05/18/46	45	39,349
6.63%, 06/15/32	35	37,264
6.68%, 09/13/43	24	26,410
Citizens Financial Group Inc.
2.64%, 09/30/32 (Call 07/02/32)	25	18,978
3.25%, 04/30/30 (Call 01/30/30)(a)	25	21,622
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)(a)	25	22,554

16	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG/New York
6.12%, 07/14/26 (Call 07/14/25), (1-day SOFR + 3.190%)(b)	$150	$150,321
7.15%, 07/13/27 (Call 07/13/26), (1-day SOFR + 2.520%)(b)	155	159,174
Fifth Third Bancorp.
4.77%, 07/28/30 (Call 07/28/29), (1-day SOFR + 2.127%)(b)	25	23,857
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(b)	45	45,917
8.25%, 03/01/38	10	11,821
Goldman Sachs Group Inc. (The)
4.25%, 10/21/25	37	36,347
5.15%, 05/22/45(a)	50	47,565
6.75%, 10/01/37	75	81,468
HSBC Holdings PLC, 6.50%, 05/02/36	110	115,147
Huntington Bancshares Inc./OH, 6.21%, 08/21/29
(Call 08/21/28), (1-day SOFR + 2.020%)(b)	20	20,332
KeyCorp
2.55%, 10/01/29	25	20,896
4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(b)	53	47,914
Morgan Stanley
3.95%, 04/23/27	68	65,420
4.35%, 09/08/26	20	19,532
5.00%, 11/24/25	65	64,621
Regions Financial Corp., 2.25%, 05/18/25
(Call 04/18/25)	50	47,884
Santander Holdings USA Inc.
3.45%, 06/02/25 (Call 05/02/25)	75	72,705
5.81%, 09/09/26 (Call 09/09/25),
(1-day SOFR + 2.328%)(b)	39	38,962
6.17%, 01/09/30 (Call 01/09/29),
(1-day SOFR + 2.500%)(b)	60	59,847
Santander U.K. Group Holdings PLC, 1.09%, 03/15/25 (Call 03/15/24), (1-day SOFR + 0.787%)(b)	200	199,696
Wells Fargo & Co.
4.10%, 06/03/26	15	14,588
4.30%, 07/22/27	95	92,143
4.75%, 12/07/46	60	51,932
4.90%, 11/17/45	65	57,232
5.61%, 01/15/44	48	46,535
Westpac Banking Corp.
2.96%, 11/16/40	25	17,068
3.13%, 11/18/41	25	17,280

		1,957,544

Beverages — 0.8%
Constellation Brands Inc.
3.15%, 08/01/29 (Call 05/01/29)	25	22,712
3.70%, 12/06/26 (Call 09/06/26)	38	36,575
3.75%, 05/01/50 (Call 11/01/49)	27	20,198
4.75%, 05/09/32 (Call 02/09/32)	33	31,852
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	58	48,203
3.35%, 03/15/51 (Call 09/15/50)	45	31,326
4.60%, 05/25/28 (Call 02/25/28)	30	29,590
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	35	28,561
5.00%, 05/01/42	15	13,984

		263,001

Security	Par (000)	Value

Biotechnology — 3.4%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	$135	$124,433
2.30%, 02/25/31 (Call 11/25/30)	155	129,373
2.45%, 02/21/30 (Call 11/21/29)	25	21,725
2.60%, 08/19/26 (Call 05/19/26)	25	23,601
2.77%, 09/01/53 (Call 03/01/53)	94	57,296
2.80%, 08/15/41 (Call 02/15/41)	80	57,022
3.63%, 05/22/24 (Call 03/18/24)	19	18,918
4.40%, 05/01/45 (Call 11/01/44)	60	51,029
4.66%, 06/15/51 (Call 12/15/50)	85	73,676
5.25%, 03/02/33 (Call 12/02/32)	35	34,850
5.75%, 03/02/63 (Call 09/02/62)	45	44,960
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	37	35,330
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	40	33,449
3.15%, 05/01/50 (Call 11/01/49)	16	10,552
3.25%, 02/15/51 (Call 08/15/50)	33	22,421
4.05%, 09/15/25 (Call 06/15/25)	37	36,254
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	70	57,094
3.50%, 02/01/25 (Call 11/01/24)	36	35,368
3.65%, 03/01/26 (Call 12/01/25)	25	24,270
4.75%, 03/01/46 (Call 09/01/45)	65	59,078
4.80%, 04/01/44 (Call 10/01/43)	65	59,580
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	22	17,784
2.80%, 09/15/50 (Call 03/15/50)	25	15,559
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	37	34,679
1.75%, 09/02/27 (Call 07/02/27)	53	47,186
3.30%, 09/02/40 (Call 03/02/40)(a)	25	18,193
3.55%, 09/02/50 (Call 03/02/50)(a)	20	13,607

		1,157,287

Building Materials — 0.9%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)	61	56,617
3.58%, 04/05/50 (Call 10/05/49)(a)	48	35,279
5.90%, 03/15/34 (Call 12/15/33)	25	25,929
Johnson Controls International PLC, 4.50%, 02/15/47 (Call 08/15/46)(a)	15	12,854
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.00%, 09/16/31 (Call 06/16/31)	29	23,277
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	25	17,253
3.50%, 12/15/27 (Call 09/15/27)	65	61,598
Trane Technologies Financing Ltd., 3.80%, 03/21/29 (Call 12/21/28)	35	33,072
Trane Technologies Global Holding Co. Ltd., 5.75%, 06/15/43	15	15,437
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	29	26,430
4.50%, 06/15/47 (Call 12/15/46)	12	10,389

		318,135

Chemicals — 2.2%
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)	41	40,243
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)(a)	25	25,377
6.33%, 07/15/29 (Call 05/15/29)	37	37,989
6.70%, 11/15/33 (Call 08/15/33)	30	31,462
CF Industries Inc., 5.38%, 03/15/44	25	23,316

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 29, 2024	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	$78	$65,143
3.60%, 11/15/50 (Call 05/15/50)	45	32,710
4.38%, 11/15/42 (Call 05/15/42)	45	37,854
DuPont de Nemours Inc.
4.73%, 11/15/28 (Call 08/15/28)	50	49,738
5.32%, 11/15/38 (Call 05/15/38)	30	29,523
5.42%, 11/15/48 (Call 05/15/48)	35	34,326
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)	34	32,960
4.65%, 10/15/44 (Call 04/15/44)	25	21,164
FMC Corp.
3.45%, 10/01/29 (Call 07/01/29)	16	14,232
4.50%, 10/01/49 (Call 04/01/49)	15	11,143
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	10	7,480
5.00%, 09/26/48 (Call 03/26/48)	5	4,204
LYB International Finance III LLC
2.25%, 10/01/30 (Call 07/01/30)	25	20,829
3.38%, 10/01/40 (Call 04/01/40)	15	11,116
3.80%, 10/01/60 (Call 04/01/60)(a)	30	20,297
4.20%, 05/01/50 (Call 11/01/49)	40	30,880
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	30	28,827
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	22	19,446
3.95%, 05/13/50 (Call 11/13/49)	20	15,532
Sherwin-Williams Co. (The)
3.45%, 06/01/27 (Call 03/01/27)	63	60,034
4.50%, 06/01/47 (Call 12/01/46)	35	30,046
Westlake Corp.
3.13%, 08/15/51 (Call 02/15/51)	15	9,418
5.00%, 08/15/46 (Call 02/15/46)	15	13,087

		758,376

Commercial Services — 1.0%
Block Financial LLC, 2.50%, 07/15/28 (Call 05/15/28)	37	32,587
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)(a)	43	35,116
3.10%, 05/15/30 (Call 02/15/30)	25	22,037
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	95	87,448
3.20%, 08/15/29 (Call 05/15/29)	25	22,258
4.15%, 08/15/49 (Call 02/15/49)	25	19,041
Moody’s Corp.
3.75%, 02/25/52 (Call 08/25/51)	15	11,649
4.25%, 08/08/32 (Call 05/08/32)(a)	20	18,873
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)(a)	25	20,020
3.05%, 10/01/41 (Call 04/01/41)	15	10,521
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)	52	49,645
Verisk Analytics Inc., 3.63%, 05/15/50 (Call 11/15/49)	20	14,626

		343,821

Computers — 1.6%
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)	16	10,973
5.25%, 02/01/28 (Call 01/01/28)	70	70,556
6.02%, 06/15/26 (Call 03/15/26)	47	47,517
8.10%, 07/15/36 (Call 01/15/36)	25	30,040
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	15	14,950
4.90%, 10/15/25 (Call 07/15/25)	58	57,606

Security	Par (000)	Value

Computers (continued)
6.35%, 10/15/45 (Call 04/15/45)	$20	$20,653
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	30	28,798
2.65%, 06/17/31 (Call 03/17/31)	35	29,224
4.75%, 01/15/28 (Call 12/15/27)	70	69,342
6.00%, 09/15/41(a)	20	20,432
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)(a)	18	16,427
2.70%, 10/15/28 (Call 08/15/28)	25	21,912
4.10%, 10/15/41 (Call 04/15/41)	15	11,220
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)	26	24,478
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	55	52,516
Western Digital Corp., 3.10%, 02/01/32 (Call 11/01/31)	15	11,655

		538,299

Distribution & Wholesale — 0.0%
LKQ Corp., 6.25%, 06/15/33 (Call 03/15/33)	15	15,414

Diversified Financial Services — 3.8%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	150	146,016
6.15%, 09/30/30 (Call 07/30/30)	180	185,945
Air Lease Corp.
2.10%, 09/01/28 (Call 07/01/28)	85	73,838
2.20%, 01/15/27 (Call 12/15/26)	30	27,463
2.88%, 01/15/26 (Call 12/15/25)(a)	37	35,274
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	25	24,199
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	25	21,260
4.75%, 06/09/27 (Call 05/09/27)(a)	36	34,965
8.00%, 11/01/31	20	21,939
American Express Co., 3.63%, 12/05/24 (Call 11/04/24)	15	14,814
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)	80	75,968
3.75%, 03/09/27 (Call 02/09/27)	100	95,315
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	20	15,781
4.10%, 06/15/51 (Call 12/15/50)	15	8,886
Discover Financial Services, 4.10%, 02/09/27
(Call 11/09/26)	90	86,304
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	35	28,619
5.88%, 07/21/28 (Call 06/21/28)	30	30,593
6.25%, 01/15/36	10	10,264
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	35	27,809
3.25%, 04/28/50 (Call 10/28/49)	25	16,902
5.95%, 08/15/53 (Call 02/15/53)(a)	20	20,539
Nomura Holdings Inc., 1.85%, 07/16/25	200	189,902
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	17	13,289
4.50%, 07/23/25 (Call 04/23/25)	36	35,189
5.15%, 03/19/29 (Call 12/19/28)	25	23,846
Western Union Co. (The), 1.35%, 03/15/26
(Call 02/15/26)	37	34,069

		1,298,988

Electric — 6.1%
AEP Texas Inc.
5.25%, 05/15/52 (Call 11/15/51)	20	18,675
Series I, 2.10%, 07/01/30 (Call 04/01/30)	25	20,709
AES Corp. (The), 2.45%, 01/15/31 (Call 10/15/30)	25	20,397

18	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
American Electric Power Co. Inc., 5.95%, 11/01/32
(Call 08/01/32)	$20	$20,684
Avangrid Inc., 3.20%, 04/15/25 (Call 03/15/25)	12	11,674
Constellation Energy Generation LLC
5.60%, 03/01/28 (Call 02/01/28)	35	35,460
5.60%, 06/15/42 (Call 12/15/41)	20	19,395
5.80%, 03/01/33 (Call 12/01/32)	15	15,321
6.25%, 10/01/39	20	20,659
Dominion Energy Inc.
Series B, 3.30%, 04/15/41 (Call 10/15/40)	24	17,658
Series C, 3.38%, 04/01/30 (Call 01/01/30)	80	71,919
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	35	32,966
Series C, 2.53%, 10/01/24(c)	27	26,485
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	90	77,023
3.50%, 06/15/51 (Call 12/15/50)	35	24,037
3.75%, 04/15/24 (Call 04/01/24)	39	38,916
3.75%, 09/01/46 (Call 03/01/46)	43	32,018
5.75%, 09/15/33 (Call 06/15/33)(a)	50	50,899
Edison International, 6.95%, 11/15/29 (Call 09/15/29)	35	37,339
Emera U.S. Finance LP, 4.75%, 06/15/46
(Call 12/15/45)	19	15,435
Entergy Corp.
1.90%, 06/15/28 (Call 04/15/28)	25	21,976
2.40%, 06/15/31 (Call 03/05/31)	40	32,863
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	25	22,140
Eversource Energy, 2.90%, 03/01/27 (Call 02/01/27)	80	74,829
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)	54	52,990
4.05%, 04/15/30 (Call 01/15/30)	36	33,761
4.70%, 04/15/50 (Call 10/15/49)	25	21,645
5.15%, 03/15/28 (Call 02/15/28)	88	87,714
5.60%, 03/15/53 (Call 09/15/52)(a)	15	14,510
Georgia Power Co.
4.95%, 05/17/33 (Call 11/17/32)	40	39,170
5.13%, 05/15/52 (Call 11/15/51)	30	28,358
Series A, 3.25%, 03/15/51 (Call 09/15/50)(a)	35	23,989
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	125	105,180
4.20%, 06/20/24	39	38,814
4.45%, 06/20/25	27	26,633
5.25%, 02/28/53 (Call 08/28/52)	20	18,535
5.75%, 09/01/25	25	25,123
Pacific Gas and Electric Co.
3.15%, 01/01/26	25	23,887
3.25%, 06/01/31 (Call 03/01/31)(a)	55	47,101
3.45%, 07/01/25	25	24,244
3.50%, 06/15/25 (Call 03/15/25)	25	24,241
3.50%, 08/01/50 (Call 02/01/50)	30	20,126
4.00%, 12/01/46 (Call 06/01/46)	40	29,181
4.55%, 07/01/30 (Call 01/01/30)	60	56,377
4.95%, 07/01/50 (Call 01/01/50)	60	50,882
6.40%, 06/15/33 (Call 03/15/33)	30	31,114
6.75%, 01/15/53 (Call 07/15/52)	28	29,925
Public Service Enterprise Group Inc.
2.45%, 11/15/31 (Call 08/15/31)	17	13,843
5.85%, 11/15/27 (Call 10/15/27)	41	42,009
Sempra
3.40%, 02/01/28 (Call 11/01/27)	52	48,875
4.00%, 02/01/48 (Call 08/01/47)	40	31,045

Security	Par (000)	Value

Electric (continued)
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	$73	$69,810
4.40%, 07/01/46 (Call 01/01/46)	45	37,808
5.50%, 03/15/29 (Call 01/15/29)(a)	75	76,009
5.70%, 10/15/32 (Call 04/15/32)	25	25,506
Southwestern Electric Power Co., Series N, 1.65%, 03/15/26 (Call 02/15/26)	35	32,545
WEC Energy Group Inc., 2.20%, 12/15/28
(Call 10/15/28)	43	37,717
Xcel Energy Inc., 2.60%, 12/01/29 (Call 06/01/29)	45	39,453

		2,067,597

Electronics — 0.6%
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	34	27,881
Arrow Electronics Inc., 2.95%, 02/15/32
(Call 11/15/31)(a)	19	15,831
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	23	22,364
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	10	8,195
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	38	35,942
Keysight Technologies Inc., 3.00%, 10/30/29
(Call 07/30/29)	11	9,777
TD SYNNEX Corp.
2.38%, 08/09/28 (Call 06/09/28)	25	21,831
2.65%, 08/09/31 (Call 05/09/31)(a)	20	15,936
Trimble Inc., 6.10%, 03/15/33 (Call 12/15/32)(a)	20	20,881
Vontier Corp., 2.95%, 04/01/31 (Call 01/01/31)	10	8,213

		186,851

Entertainment — 0.7%
Warnermedia Holdings Inc.
3.64%, 03/15/25	50	48,944
4.28%, 03/15/32 (Call 12/15/31)	80	70,451
5.05%, 03/15/42 (Call 09/15/41)	20	16,774
5.14%, 03/15/52 (Call 09/15/51)	125	101,336
5.39%, 03/15/62 (Call 09/15/61)	15	12,118

		249,623

Environmental Control — 0.5%
Republic Services Inc.
2.38%, 03/15/33 (Call 12/15/32)(a)	46	36,845
3.38%, 11/15/27 (Call 08/15/27)(a)	66	62,589
Veralto Corp., 5.45%, 09/18/33 (Call 06/18/33)(d)	25	25,111
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	18	14,599
2.95%, 01/15/52 (Call 07/15/51)	25	16,504
3.20%, 06/01/32 (Call 03/01/32)(a)	19	16,539

		172,187

Food — 3.0%
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	15	9,772
4.15%, 03/15/28 (Call 12/15/27)	28	27,030
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	67	58,270
5.40%, 11/01/48 (Call 05/01/48)	25	23,069
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)	17	11,059
3.20%, 02/10/27 (Call 11/10/26)	55	52,290
4.00%, 04/17/25 (Call 02/17/25)	37	36,426
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
3.00%, 05/15/32 (Call 02/15/32)	100	80,147
6.50%, 12/01/52 (Call 06/01/52)	35	33,789

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 29, 2024	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(a)	$19	$15,157
3.50%, 03/15/25	25	24,493
4.38%, 03/15/45	20	16,701
Kellanova
3.40%, 11/15/27 (Call 08/15/27)	38	35,844
4.50%, 04/01/46	12	10,281
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	25	23,840
4.38%, 06/01/46 (Call 12/01/45)	110	90,870
5.00%, 07/15/35 (Call 01/15/35)	15	14,664
6.50%, 02/09/40	23	24,839
Kroger Co. (The)
2.20%, 05/01/30 (Call 02/01/30)	25	21,014
2.65%, 10/15/26 (Call 07/15/26)	35	32,871
3.95%, 01/15/50 (Call 07/15/49)	29	22,667
4.45%, 02/01/47 (Call 08/01/46)	18	15,244
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	41	37,711
1.85%, 02/15/31 (Call 11/15/30)	16	12,824
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	26	24,851
2.63%, 09/04/50 (Call 03/04/50)	30	18,803
3.00%, 03/17/32 (Call 12/17/31)	35	30,064
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)	20	13,543
3.30%, 07/15/26 (Call 04/15/26)	30	28,817
5.95%, 04/01/30 (Call 01/01/30)	30	31,269
6.60%, 04/01/50 (Call 10/01/49)	30	33,844
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	30	29,756
4.35%, 03/01/29 (Call 12/01/28)	50	48,049
5.10%, 09/28/48 (Call 03/28/48)	30	26,461

		1,016,329

Forest Products & Paper — 0.1%
International Paper Co., 4.40%, 08/15/47 (Call 02/15/47)	40	33,268

Gas — 0.4%
National Fuel Gas Co., 2.95%, 03/01/31
(Call 12/01/30)(a)	15	12,504
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)	35	33,279
3.60%, 05/01/30 (Call 02/01/30)	45	41,180
4.38%, 05/15/47 (Call 11/15/46)	50	41,165

		128,128

Hand & Machine Tools — 0.4%
Regal Rexnord Corp.
6.05%, 04/15/28 (Call 03/15/28)(d)	35	35,204
6.40%, 04/15/33 (Call 01/15/33)(d)	25	25,665
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 03/11/24)	30	29,069
4.25%, 11/15/28 (Call 08/15/28)	35	33,819
4.85%, 11/15/48 (Call 05/15/48)	15	12,943

		136,700

Health Care - Products — 1.8%
Agilent Technologies Inc., 2.30%, 03/12/31
(Call 12/12/30)	24	20,054
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)	46	41,828
2.54%, 02/01/32 (Call 11/01/31)(a)	40	32,759

Security	Par (000)	Value

Health Care - Products (continued)
3.13%, 12/01/51 (Call 06/01/51)(a)	$20	$13,026
3.95%, 04/01/30 (Call 01/01/30)	25	23,113
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	10	9,587
2.65%, 06/01/30 (Call 03/01/30)	22	19,232
4.70%, 03/01/49 (Call 09/01/48)	20	18,338
GE HealthCare Technologies Inc., 5.65%, 11/15/27
(Call 10/15/27)	115	116,731
HCA Inc., 3.13%, 03/15/27 (Call 02/15/27)	80	75,112
Koninklijke Philips NV
5.00%, 03/15/42(a)	15	13,467
6.88%, 03/11/38	20	21,472
Revvity Inc., 1.90%, 09/15/28 (Call 07/15/28)	37	31,985
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	26	21,282
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	15	14,231
3.50%, 03/15/26 (Call 12/15/25)	55	53,364
4.63%, 03/15/46 (Call 09/15/45)	30	27,222
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	13	10,857
3.05%, 01/15/26 (Call 12/15/25)	35	33,645

		597,305

Health Care - Services — 3.1%
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	36	35,531
3.88%, 08/15/47 (Call 02/15/47)(a)	20	14,876
4.13%, 11/15/42 (Call 05/15/42)	15	11,966
6.63%, 06/15/36	14	15,147
Centene Corp.
2.63%, 08/01/31 (Call 05/01/31)	60	49,096
4.63%, 12/15/29 (Call 12/15/24)	100	94,655
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	75	69,647
2.38%, 01/15/25 (Call 12/15/24)	36	35,024
2.55%, 03/15/31 (Call 12/15/30)	47	39,849
3.35%, 12/01/24 (Call 10/01/24)	10	9,848
3.60%, 03/15/51 (Call 09/15/50)	85	63,165
4.38%, 12/01/47 (Call 06/01/47)	35	29,642
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	65	57,966
3.50%, 07/15/51 (Call 01/15/51)	54	36,505
4.13%, 06/15/29 (Call 03/15/29)	60	56,387
5.25%, 06/15/26 (Call 12/15/25)	35	34,789
5.25%, 06/15/49 (Call 12/15/48)	40	35,905
5.38%, 02/01/25	65	64,755
5.50%, 06/15/47 (Call 12/15/46)	30	27,947
Humana Inc.
3.70%, 03/23/29 (Call 02/23/29)	60	56,067
3.85%, 10/01/24 (Call 07/01/24)	37	36,596
3.95%, 08/15/49 (Call 02/15/49)	40	31,112
5.95%, 03/15/34 (Call 12/15/33)	35	36,114
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	36	33,189
4.70%, 02/01/45 (Call 08/01/44)	20	17,838
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)	41	39,404
Universal Health Services Inc.
2.65%, 10/15/30 (Call 07/15/30)	30	25,008
2.65%, 01/15/32 (Call 10/15/31)	5	4,035

		1,062,063

20	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified — 0.9%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	$70	$63,630
2.88%, 06/15/28 (Call 04/15/28)	40	35,012
Blackstone Private Credit Fund
3.25%, 03/15/27 (Call 02/15/27)	50	45,697
4.70%, 03/24/25(a)	37	36,431
Blackstone Secured Lending Fund, 2.85%, 09/30/28 (Call 07/30/28)	33	28,728
Blue Owl Capital Corp., 3.40%, 07/15/26 (Call 06/15/26)	43	40,036
FS KKR Capital Corp., 3.13%, 10/12/28 (Call 08/12/28)	35	30,008
Golub Capital BDC Inc., 2.50%, 08/24/26
(Call 07/24/26)	25	22,820

		302,362

Home Builders — 0.2%
DR Horton Inc., 1.40%, 10/15/27 (Call 08/15/27)(a)	35	30,854
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)	28	27,552

		58,406

Home Furnishings — 0.1%
Whirlpool Corp., 4.60%, 05/15/50 (Call 11/15/49)(a)	20	15,971

Household Products & Wares — 0.1%
Avery Dennison Corp., 2.25%, 02/15/32 (Call 11/15/31)	15	12,151
Church & Dwight Co. Inc., 5.00%, 06/15/52
(Call 12/15/51)	15	14,175
Clorox Co. (The), 1.80%, 05/15/30 (Call 02/15/30)	23	19,009

		45,335

Insurance — 2.5%
Allstate Corp. (The)
1.45%, 12/15/30 (Call 09/15/30)	25	19,752
5.25%, 03/30/33 (Call 12/30/32)	55	54,755
American International Group Inc.
4.38%, 06/30/50 (Call 12/30/49)	30	25,754
4.80%, 07/10/45 (Call 01/10/45)	20	18,301
5.13%, 03/27/33 (Call 12/27/32)	35	34,455
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	47	40,850
Aon Corp./Aon Global Holdings PLC, 3.90%, 02/28/52 (Call 08/28/51)	28	21,239
Aon Global Ltd.
3.88%, 12/15/25 (Call 09/15/25)	70	68,238
4.75%, 05/15/45 (Call 11/15/44)	21	18,544
Arch Capital Group Ltd., 3.64%, 06/30/50
(Call 12/30/49)	25	18,422
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	18	15,613
6.15%, 04/03/30 (Call 01/03/30)	10	10,295
Brighthouse Financial Inc., 4.70%, 06/22/47
(Call 12/22/46)	15	11,591
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	20	16,409
4.95%, 03/17/52 (Call 09/17/51)	20	17,284
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/15/27)	60	56,819
Corebridge Financial Inc.
3.65%, 04/05/27 (Call 03/05/27)	46	43,615
3.85%, 04/05/29 (Call 02/05/29)	40	37,089
4.40%, 04/05/52 (Call 10/05/51)	20	15,958
Enstar Group Ltd., 3.10%, 09/01/31 (Call 03/01/31)	25	20,404
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	31	29,847
5.00%, 04/20/48 (Call 10/20/47)	25	22,683
5.59%, 01/11/33 (Call 10/11/32)	10	10,066

Security	Par (000)	Value

Insurance (continued)
Everest Reinsurance Holdings Inc., 3.13%, 10/15/52
(Call 04/15/52)	$30	$19,135
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31
(Call 12/03/30)	25	21,675
Fidelity National Financial Inc., 3.40%, 06/15/30
(Call 03/15/30)(a)	15	13,257
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	28	25,009
2.90%, 09/15/51 (Call 03/15/51)	10	6,399
3.60%, 08/19/49 (Call 02/19/49)	20	14,998
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)	10	7,108
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	22	19,228
7.00%, 06/15/40	7	7,627
Markel Group Inc.
3.45%, 05/07/52 (Call 11/07/51)	30	20,591
5.00%, 04/05/46	15	13,370
Old Republic International Corp., 3.85%, 06/11/51
(Call 12/11/50)	15	10,841
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	17	12,669
4.50%, 09/15/28 (Call 06/15/28)	32	30,987

		850,877

Internet — 0.8%
eBay Inc.
2.70%, 03/11/30 (Call 12/11/29)(a)	25	21,853
3.60%, 06/05/27 (Call 03/05/27)	49	46,811
3.65%, 05/10/51 (Call 11/10/50)	20	14,467
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	35	29,966
3.25%, 02/15/30 (Call 11/15/29)	10	8,909
5.00%, 02/15/26 (Call 11/15/25)	20	19,860
Netflix Inc., 5.88%, 11/15/28	90	93,169
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	42	34,874

		269,909

Iron & Steel — 0.2%
ArcelorMittal SA
4.25%, 07/16/29	63	59,763
7.00%, 10/15/39	5	5,318

		65,081

Lodging — 0.4%
Marriott International Inc./MD
5.00%, 10/15/27 (Call 09/15/27)	93	92,613
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	23	23,083
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	35	30,552

		146,248

Machinery — 0.5%
CNH Industrial Capital LLC
1.88%, 01/15/26 (Call 12/15/25)	15	14,060
3.95%, 05/23/25	31	30,438
Flowserve Corp., 2.80%, 01/15/32 (Call 10/15/31)	15	12,244
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	20	16,847
Otis Worldwide Corp.
2.57%, 02/15/30 (Call 11/15/29)	39	34,044
3.11%, 02/15/40 (Call 08/15/39)(a)	25	19,046
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28 (Call 06/15/28)	33	32,203

		158,882

Machinery - Diversified — 0.1%
Ingersoll Rand Inc., 5.70%, 08/14/33 (Call 05/14/33)	35	35,632

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 29, 2024	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing — 0.9%
3M Co.
2.88%, 10/15/27 (Call 07/15/27)	$35	$32,378
3.70%, 04/15/50 (Call 10/15/49)	55	40,606
Carlisle Companies Inc., 3.75%, 12/01/27
(Call 09/01/27)	49	46,578
General Electric Co., 6.75%, 03/15/32	45	49,954
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	41	38,970
3.25%, 06/14/29 (Call 03/14/29)	50	46,044
4.00%, 06/14/49 (Call 12/14/48)	30	24,484
Teledyne Technologies Inc., 2.75%, 04/01/31
(Call 01/01/31)	30	25,471

		304,485

Media — 2.6%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.80%, 04/01/31 (Call 01/01/31)	65	52,513
3.70%, 04/01/51 (Call 10/01/50)	35	21,254
3.85%, 04/01/61 (Call 10/01/60)	50	28,995
3.90%, 06/01/52 (Call 12/01/51)	45	28,123
3.95%, 06/30/62 (Call 12/30/61)	35	20,644
4.40%, 04/01/33 (Call 01/01/33)(a)	60	52,399
4.91%, 07/23/25 (Call 04/23/25)	125	123,273
5.38%, 05/01/47 (Call 11/01/46)	35	27,639
5.75%, 04/01/48 (Call 10/01/47)	67	55,684
6.48%, 10/23/45 (Call 04/23/45)	60	54,662
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	85	79,415
4.00%, 09/15/55 (Call 03/15/55)(a)	35	23,034
5.20%, 09/20/47 (Call 03/20/47)	45	36,597
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)(a)	50	48,809
5.48%, 01/25/39 (Call 07/25/38)	25	23,194
5.58%, 01/25/49 (Call 07/25/48)	10	9,130
6.50%, 10/13/33 (Call 07/13/33)	10	10,495
Paramount Global
4.38%, 03/15/43	25	16,715
4.95%, 01/15/31 (Call 10/15/30)	45	39,443
4.95%, 05/19/50 (Call 11/19/49)	25	17,779
5.85%, 09/01/43 (Call 03/01/43)	10	8,077
6.88%, 04/30/36	10	9,174
Thomson Reuters Corp., 5.85%, 04/15/40	5	5,079
Time Warner Cable LLC
5.50%, 09/01/41 (Call 03/01/41)	35	28,783
6.55%, 05/01/37	20	18,726
6.75%, 06/15/39	35	32,929
7.30%, 07/01/38	25	24,947

		897,512

Mining — 0.6%
Barrick North America Finance LLC, 5.70%, 05/30/41	35	35,447
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 04/01/24)	38	36,094
5.40%, 11/14/34 (Call 05/14/34)(a)	20	19,422
5.45%, 03/15/43 (Call 09/15/42)	25	23,247
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	25	20,963
2.60%, 07/15/32 (Call 04/15/32)	46	37,847
4.88%, 03/15/42 (Call 09/15/41)	35	32,192

		205,212

Security	Par (000)	Value

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 3.28%, 12/01/28
(Call 10/01/28)	$54	$48,588

Oil & Gas — 3.2%
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)(a)	20	18,343
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)	35	33,517
4.95%, 06/01/47 (Call 12/01/46)	15	12,992
6.25%, 03/15/38	25	25,679
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)(a)	25	17,803
6.75%, 11/15/39	8	8,634
Continental Resources Inc./OK, 4.90%, 06/01/44
(Call 12/01/43)(a)	25	20,280
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)(a)	24	22,899
5.00%, 06/15/45 (Call 12/15/44)	20	17,278
5.60%, 07/15/41 (Call 01/15/41)	20	18,767
Diamondback Energy Inc.
3.50%, 12/01/29 (Call 09/01/29)	70	64,316
4.25%, 03/15/52 (Call 09/15/51)	20	15,785
EQT Corp., 5.70%, 04/01/28 (Call 03/01/28)	43	43,363
Hess Corp.
5.60%, 02/15/41(a)	35	35,237
7.30%, 08/15/31	32	35,960
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	28	27,188
5.20%, 06/01/45 (Call 12/01/44)	15	12,975
6.60%, 10/01/37	10	10,362
Marathon Petroleum Corp.
4.70%, 05/01/25 (Call 04/01/25)	75	74,283
6.50%, 03/01/41 (Call 09/01/40)	30	31,814
Occidental Petroleum Corp.
5.55%, 03/15/26 (Call 12/15/25)	35	35,176
6.60%, 03/15/46 (Call 09/15/45)(a)	35	37,131
7.50%, 05/01/31	60	66,218
8.88%, 07/15/30 (Call 01/15/30)	30	34,770
Ovintiv Inc., 6.50%, 08/15/34	20	20,941
Phillips 66, 4.88%, 11/15/44 (Call 05/15/44)	35	31,937
Phillips 66 Co.
3.15%, 12/15/29 (Call 09/15/29)	30	27,076
4.95%, 12/01/27 (Call 11/01/27)(a)	30	29,901
Pioneer Natural Resources Co., 1.13%, 01/15/26
(Call 12/15/25)	112	104,041
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)	35	25,456
6.80%, 05/15/38	35	37,280
Valero Energy Corp.
2.80%, 12/01/31 (Call 09/01/31)(a)	30	25,265
3.65%, 12/01/51 (Call 06/01/51)	20	14,096
4.35%, 06/01/28 (Call 03/01/28)	35	34,056
6.63%, 06/15/37	25	26,757

		1,097,576

Oil & Gas Services — 0.4%
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	25	22,022
4.85%, 11/15/35 (Call 05/15/35)	25	23,945
5.00%, 11/15/45 (Call 05/15/45)(a)	40	37,168
7.45%, 09/15/39	15	18,002

22	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	$20	$18,273
3.95%, 12/01/42 (Call 06/01/42)	20	14,876

		134,286

Packaging & Containers — 0.5%
Amcor Flexibles North America Inc., 2.69%, 05/25/31
(Call 02/25/31)	40	33,765
Packaging Corp. of America, 3.05%, 10/01/51
(Call 04/01/51)(a)	20	13,325
Sonoco Products Co.
2.85%, 02/01/32 (Call 11/01/31)	28	23,621
5.75%, 11/01/40 (Call 05/01/40)	15	15,071
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)(a)	15	12,635
3.75%, 03/15/25 (Call 01/15/25)	31	30,485
4.90%, 03/15/29 (Call 12/15/28)(a)	25	24,802

		153,704

Pharmaceuticals — 4.1%
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	44	35,800
3.36%, 06/06/24 (Call 04/06/24)	37	36,782
3.79%, 05/20/50 (Call 11/20/49)	15	11,581
4.67%, 06/06/47 (Call 12/06/46)	35	30,916
4.69%, 02/13/28 (Call 01/13/28)	46	45,303
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	30	28,422
4.37%, 06/15/47 (Call 12/15/46)	15	12,293
Cencora Inc.
2.80%, 05/15/30 (Call 02/15/30)	30	26,379
4.30%, 12/15/47 (Call 06/15/47)	20	16,961
Cigna Group (The)
3.40%, 03/15/50 (Call 09/15/49)	25	17,443
3.40%, 03/15/51 (Call 09/15/50)	43	29,902
4.38%, 10/15/28 (Call 07/15/28)	113	109,584
4.80%, 07/15/46 (Call 01/16/46)	50	44,752
5.40%, 03/15/33 (Call 12/15/32)(a)	55	55,151
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)(a)	30	26,372
2.13%, 09/15/31 (Call 06/15/31)	35	28,218
3.88%, 07/20/25 (Call 04/20/25)	65	63,671
4.30%, 03/25/28 (Call 12/25/27)	60	58,223
4.78%, 03/25/38 (Call 09/25/37)	85	77,043
5.00%, 02/20/26 (Call 01/20/26)	36	35,834
5.05%, 03/25/48 (Call 09/25/47)	110	98,044
5.13%, 02/21/30 (Call 12/21/29)	65	64,604
5.25%, 02/21/33 (Call 11/21/32)	48	47,401
5.63%, 02/21/53 (Call 08/21/52)	74	70,937
McKesson Corp., 0.90%, 12/03/25 (Call 11/03/25)(a)	75	69,648
Mylan Inc., 5.20%, 04/15/48 (Call 10/15/47)	35	28,722
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	25	23,805
Utah Acquisition Sub Inc., 3.95%, 06/15/26
(Call 03/15/26)	25	24,139
Viatris Inc.
2.70%, 06/22/30 (Call 03/22/30)	45	37,901
4.00%, 06/22/50 (Call 12/22/49)	30	20,488
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	52	43,558
4.70%, 02/01/43 (Call 08/01/42)	30	27,408

Security	Par (000)	Value

Pharmaceuticals (continued)
5.40%, 11/14/25 (Call 10/14/25)	$30	$30,055

		1,377,340

Pipelines — 6.7%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	25	21,967
5.95%, 06/01/26 (Call 03/01/26)	18	18,126
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	19	14,807
5.13%, 06/30/27 (Call 01/01/27)	45	44,782
5.88%, 03/31/25 (Call 10/02/24)	25	25,001
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	45	37,572
5.95%, 06/30/33 (Call 12/30/32)	25	25,023
Columbia Pipeline Group Inc., 5.80%, 06/01/45
(Call 12/01/44)	15	14,502
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)(a)	25	19,706
3.50%, 06/10/24 (Call 04/01/24)	25	24,833
4.00%, 11/15/49 (Call 05/15/49)	25	19,278
5.70%, 03/08/33 (Call 12/08/32)	50	50,534
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	53	48,337
4.15%, 09/15/29 (Call 06/15/29)	36	33,990
4.75%, 01/15/26 (Call 10/15/25)	50	49,398
5.00%, 05/15/44 (Call 11/15/43)	42	36,335
5.00%, 05/15/50 (Call 11/15/49)(a)	70	60,425
5.15%, 03/15/45 (Call 09/15/44)	35	31,240
5.50%, 06/01/27 (Call 03/01/27)	71	71,233
5.75%, 02/15/33 (Call 11/15/32)	35	35,171
6.25%, 04/15/49 (Call 10/15/48)	34	34,307
6.55%, 12/01/33 (Call 09/01/33)	30	31,757
Kinder Morgan Energy Partners LP
5.50%, 03/01/44 (Call 09/01/43)	39	36,074
6.95%, 01/15/38	45	48,551
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	36	32,868
3.60%, 02/15/51 (Call 08/15/50)	45	30,882
4.30%, 06/01/25 (Call 03/01/25)	87	85,739
5.20%, 06/01/33 (Call 03/01/33)	25	24,278
5.55%, 06/01/45 (Call 12/01/44)	40	37,540
7.75%, 01/15/32	25	28,151
Magellan Midstream Partners LP, 3.95%, 03/01/50
(Call 09/01/49)	30	21,966
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)(a)	57	53,170
2.65%, 08/15/30 (Call 05/15/30)	60	50,995
4.50%, 04/15/38 (Call 10/15/37)	40	34,798
5.50%, 02/15/49 (Call 08/15/48)	45	42,011
5.65%, 03/01/53 (Call 09/01/52)	35	33,246
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	39	37,593
4.25%, 09/15/46	25	19,348
5.20%, 07/15/48 (Call 01/15/48)	40	36,003
5.85%, 01/15/26 (Call 12/15/25)	20	20,178
6.10%, 11/15/32 (Call 08/15/32)	35	36,166
6.35%, 01/15/31 (Call 10/15/30)	10	10,480
6.63%, 09/01/53 (Call 03/01/53)(a)	25	26,799
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	45	40,804
5.15%, 06/01/42 (Call 12/01/41)	21	18,546

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 29, 2024	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Sabine Pass Liquefaction LLC
4.50%, 05/15/30 (Call 11/15/29)	$60	$57,404
5.63%, 03/01/25 (Call 12/01/24)	52	51,951
Spectra Energy Partners LP, 4.50%, 03/15/45
(Call 09/15/44)	25	20,977
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	40	35,891
6.13%, 03/15/33 (Call 12/15/32)	25	25,712
6.25%, 07/01/52 (Call 01/01/52)(a)	25	25,360
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.88%, 01/15/29 (Call 04/01/24)(a)	60	61,816
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	42	34,431
4.25%, 05/15/28 (Call 02/15/28)	25	24,051
5.10%, 03/15/49 (Call 09/15/48)(a)	35	32,142
6.20%, 10/15/37	35	36,023
7.63%, 01/15/39	26	30,336
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	24	24,934
Western Midstream Operating LP
4.05%, 02/01/30 (Call 11/01/29)	40	37,031
5.25%, 02/01/50 (Call 08/01/49)	35	31,067
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	65	54,689
3.50%, 10/15/51 (Call 04/15/51)	25	17,330
3.75%, 06/15/27 (Call 03/15/27)	30	28,688
5.10%, 09/15/45 (Call 03/15/45)	35	31,963
5.40%, 03/02/26	25	25,052
6.30%, 04/15/40	30	31,066

		2,272,424

Real Estate — 0.0%
CBRE Services Inc., 2.50%, 04/01/31 (Call 01/01/31)	15	12,325

Real Estate Investment Trusts — 4.6%
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	68	52,580
4.00%, 02/01/50 (Call 08/01/49)	15	11,336
5.15%, 04/15/53 (Call 10/15/52)(a)	25	22,638
American Homes 4 Rent LP, 3.63%, 04/15/32
(Call 01/15/32)	10	8,720
American Tower Corp.
2.40%, 03/15/25 (Call 02/15/25)	25	24,181
3.10%, 06/15/50 (Call 12/15/49)	70	45,666
3.38%, 10/15/26 (Call 07/15/26)	72	68,669
3.80%, 08/15/29 (Call 05/15/29)	120	111,086
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	20	18,501
2.90%, 03/15/30 (Call 12/15/29)	45	37,958
3.25%, 01/30/31 (Call 10/30/30)	40	33,710
3.65%, 02/01/26 (Call 11/03/25)	25	24,038
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)	30	24,365
4.13%, 06/15/26 (Call 03/15/26)	26	25,200
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	34	23,560
3.25%, 01/15/51 (Call 07/15/50)(a)	15	10,138
3.80%, 02/15/28 (Call 11/15/27)	150	141,173
CubeSmart LP, 2.25%, 12/15/28 (Call 10/15/28)	20	17,460
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)	65	61,980
Equinix Inc.
1.45%, 05/15/26 (Call 04/15/26)	31	28,523

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.15%, 07/15/30 (Call 04/15/30)	$70	$57,949
2.95%, 09/15/51 (Call 03/15/51)	17	10,806
Essex Portfolio LP, 2.65%, 03/15/32 (Call 12/15/31)(a)	30	24,383
Extra Space Storage LP, 2.40%, 10/15/31
(Call 07/15/31)	25	20,160
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29 (Call 10/15/28)	25	24,312
5.75%, 06/01/28 (Call 03/03/28)	31	30,812
Healthcare Realty Holdings LP, 3.75%, 07/01/27
(Call 04/01/27)(a)	59	55,269
Healthpeak OP LLC
2.13%, 12/01/28 (Call 10/01/28)	45	39,126
3.00%, 01/15/30 (Call 10/15/29)	37	32,495
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29
(Call 09/15/29)	25	22,121
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28 (Call 09/15/28)	46	40,245
Kimco Realty OP LLC
2.70%, 10/01/30 (Call 07/01/30)	30	25,545
3.30%, 02/01/25 (Call 12/01/24)	10	9,784
6.40%, 03/01/34 (Call 12/01/33)	20	21,044
Omega Healthcare Investors Inc., 3.25%, 04/15/33
(Call 01/15/33)	25	19,916
Sabra Health Care LP, 3.20%, 12/01/31 (Call 09/01/31)	35	28,393
Ventas Realty LP, 4.75%, 11/15/30 (Call 08/15/30)	39	37,350
VICI Properties LP
4.38%, 05/15/25	56	55,062
4.75%, 02/15/28 (Call 01/15/28)	50	48,464
5.63%, 05/15/52 (Call 11/15/51)	17	15,336
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	35	30,324
2.75%, 01/15/32 (Call 10/15/31)	25	20,784
2.80%, 06/01/31 (Call 03/01/31)	30	25,484
4.00%, 06/01/25 (Call 03/01/25)	10	9,815
4.95%, 09/01/48 (Call 03/01/48)	16	14,424
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	25	23,491
7.38%, 03/15/32	30	33,834

		1,568,210

Retail — 3.4%
AutoNation Inc., 3.85%, 03/01/32 (Call 12/01/31)(a)	10	8,722
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	25	19,868
4.75%, 08/01/32 (Call 05/01/32)	33	31,684
4.75%, 02/01/33 (Call 11/01/32)	25	23,946
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)(a)	24	19,637
Dick’s Sporting Goods Inc., 4.10%, 01/15/52
(Call 07/15/51)(a)	10	7,052
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	32	28,936
3.88%, 04/15/27 (Call 01/15/27)	35	33,674
4.13%, 04/03/50 (Call 10/03/49)	15	11,442
5.45%, 07/05/33 (Call 04/05/33)(a)	10	9,931
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	46	45,179
4.20%, 05/15/28 (Call 02/15/28)	25	24,108
Genuine Parts Co., 2.75%, 02/01/32 (Call 11/01/31)	20	16,477
Lowe’s Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)	61	49,544
2.50%, 04/15/26 (Call 01/15/26)	65	61,674
3.70%, 04/15/46 (Call 10/15/45)	45	33,913

24	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.25%, 04/01/52 (Call 10/01/51)	$40	$32,065
4.80%, 04/01/26 (Call 03/01/26)	50	49,667
5.00%, 04/15/33 (Call 01/15/33)	40	39,445
5.80%, 09/15/62 (Call 03/15/62)	30	29,872
5.85%, 04/01/63 (Call 10/01/62)	30	30,206
McDonald’s Corp.
3.30%, 07/01/25 (Call 06/01/25)	36	35,144
3.38%, 05/26/25 (Call 02/26/25)	25	24,429
3.60%, 07/01/30 (Call 04/01/30)	70	64,952
3.63%, 09/01/49 (Call 03/01/49)	45	33,552
3.70%, 01/30/26 (Call 10/30/25)(a)	25	24,411
4.88%, 12/09/45 (Call 06/09/45)	32	29,481
4.95%, 08/14/33 (Call 05/14/33)(a)	35	34,633
5.45%, 08/14/53 (Call 02/14/53)	30	29,852
6.30%, 03/01/38	20	21,778
O’Reilly Automotive Inc., 3.90%, 06/01/29 (Call 03/01/29)	60	56,866
Starbucks Corp.
2.55%, 11/15/30 (Call 08/15/30)	45	38,588
3.00%, 02/14/32 (Call 11/14/31)	15	12,998
3.50%, 11/15/50 (Call 05/15/50)	36	26,276
4.45%, 08/15/49 (Call 02/15/49)	21	17,972
4.75%, 02/15/26 (Call 01/15/26)	68	67,554
Tractor Supply Co., 5.25%, 05/15/33 (Call 02/15/33)(a)	35	34,767

		1,160,295

Semiconductors — 2.3%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.88%, 01/15/27 (Call 10/15/26)	75	72,442
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(d)	105	87,417
3.14%, 11/15/35 (Call 08/15/35)(d)	60	47,578
3.42%, 04/15/33 (Call 01/15/33)(d)	105	89,565
3.47%, 04/15/34 (Call 01/15/34)(d)	20	16,856
3.50%, 02/15/41 (Call 08/15/40)(d)	50	38,241
3.75%, 02/15/51 (Call 08/15/50)(d)	15	11,221
4.00%, 04/15/29 (Call 02/15/29)(d)	60	56,847
4.93%, 05/15/37 (Call 02/15/37)(d)	20	18,630
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)	35	31,450
2.95%, 04/15/31 (Call 01/15/31)	32	27,355
Microchip Technology Inc., 4.25%, 09/01/25
(Call 04/01/24)	31	30,857
Micron Technology Inc.
3.48%, 11/01/51 (Call 05/01/51)	15	10,383
4.19%, 02/15/27 (Call 12/15/26)	35	33,987
4.66%, 02/15/30 (Call 11/15/29)	64	61,919
6.75%, 11/01/29 (Call 09/01/29)	41	43,524
NXP BV/NXP Funding LLC/NXP USA Inc.
2.65%, 02/15/32 (Call 11/15/31)	10	8,199
3.13%, 02/15/42 (Call 08/15/41)	15	10,652
3.25%, 05/11/41 (Call 11/11/40)	15	10,980
3.25%, 11/30/51 (Call 05/30/51)	5	3,362
3.88%, 06/18/26 (Call 04/18/26)	21	20,338
4.30%, 06/18/29 (Call 03/18/29)	41	39,190
5.00%, 01/15/33 (Call 10/15/32)	25	24,135

		795,128

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25 (Call 04/01/25)	25	24,497

Security	Par (000)	Value

Software — 4.3%
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)	$26	$21,528
Broadridge Financial Solutions Inc., 2.60%, 05/01/31 (Call 02/01/31)	29	24,244
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)(a)	25	16,619
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)(a)	62	57,428
3.10%, 03/01/41 (Call 09/01/40)	20	14,383
5.10%, 07/15/32 (Call 04/15/32)(a)	20	19,974
Fiserv Inc.
3.20%, 07/01/26 (Call 05/01/26)	49	46,832
3.50%, 07/01/29 (Call 04/01/29)	75	68,876
4.40%, 07/01/49 (Call 01/01/49)	30	24,890
5.63%, 08/21/33 (Call 05/21/33)	40	40,365
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	41	38,077
2.50%, 04/01/25 (Call 03/01/25)	79	76,484
2.65%, 07/15/26 (Call 04/15/26)	25	23,565
2.88%, 03/25/31 (Call 12/25/30)	155	133,621
2.95%, 05/15/25 (Call 02/15/25)	50	48,494
2.95%, 04/01/30 (Call 01/01/30)	35	30,882
3.60%, 04/01/40 (Call 10/01/39)	95	73,323
3.60%, 04/01/50 (Call 10/01/49)	15	10,574
3.65%, 03/25/41 (Call 09/25/40)	80	61,367
3.85%, 04/01/60 (Call 10/01/59)	110	76,270
3.95%, 03/25/51 (Call 09/25/50)	65	48,514
4.00%, 07/15/46 (Call 01/15/46)	10	7,685
4.10%, 03/25/61 (Call 09/25/60)	35	25,563
4.30%, 07/08/34 (Call 01/08/34)	35	31,700
4.50%, 05/06/28 (Call 04/06/28)	75	73,475
5.55%, 02/06/53 (Call 08/06/52)	15	14,319
6.50%, 04/15/38	65	69,324
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	56	52,473
1.40%, 09/15/27 (Call 07/15/27)	41	36,234
1.75%, 02/15/31 (Call 11/15/30)	23	18,409
Take-Two Interactive Software Inc., 3.55%, 04/14/25	18	17,629
VMware LLC, 3.90%, 08/21/27 (Call 05/21/27)	110	104,876
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	37	35,213

		1,443,210

Telecommunications — 9.7%
AT&T Inc.
1.70%, 03/25/26 (Call 03/11/24)	30	27,903
2.30%, 06/01/27 (Call 04/01/27)	150	137,402
2.55%, 12/01/33 (Call 09/01/33)	35	27,553
2.75%, 06/01/31 (Call 03/01/31)	125	106,481
3.50%, 06/01/41 (Call 12/01/40)	35	26,771
3.50%, 09/15/53 (Call 03/15/53)	174	119,534
3.55%, 09/15/55 (Call 03/15/55)	30	20,387
3.65%, 06/01/51 (Call 12/01/50)	30	21,581
3.65%, 09/15/59 (Call 03/15/59)	145	97,724
3.80%, 12/01/57 (Call 06/01/57)	85	59,728
4.25%, 03/01/27 (Call 12/01/26)(a)	25	24,367
4.50%, 05/15/35 (Call 11/15/34)	95	87,359
4.50%, 03/09/48 (Call 09/09/47)	45	37,635
5.40%, 02/15/34 (Call 11/15/33)	25	25,042
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48 (Call 10/01/47)	35	29,647
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	30	22,052
British Telecommunications PLC, 9.63%, 12/15/30	50	61,197
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	25	20,616

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 29, 2024	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.45%, 11/15/79 (Call 05/19/79)	$12	$11,099
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	67	78,937
Motorola Solutions Inc.
2.75%, 05/24/31 (Call 02/24/31)	25	20,849
4.60%, 02/23/28 (Call 11/23/27)	22	21,499
5.60%, 06/01/32 (Call 03/01/32)	21	21,050
Orange SA
5.38%, 01/13/42	25	24,618
9.00%, 03/01/31	45	54,372
Rogers Communications Inc.
3.20%, 03/15/27 (Call 02/15/27)	71	66,824
3.63%, 12/15/25 (Call 09/15/25)	30	29,095
3.70%, 11/15/49 (Call 05/15/49)	60	43,376
5.00%, 03/15/44 (Call 09/15/43)	50	45,064
Sprint Capital Corp., 6.88%, 11/15/28	102	108,542
Telefonica Emisiones SA, 7.05%, 06/20/36(a)	25	27,487
Telefonica Europe BV, 8.25%, 09/15/30	60	68,135
TELUS Corp., 4.60%, 11/16/48 (Call 05/16/48)	25	21,343
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	57	53,017
2.55%, 02/15/31 (Call 11/15/30)	85	71,627
3.00%, 02/15/41 (Call 08/15/40)	55	39,745
3.30%, 02/15/51 (Call 08/15/50)	60	41,129
3.40%, 10/15/52 (Call 04/15/52)	15	10,411
3.50%, 04/15/25 (Call 03/15/25)	25	24,439
3.50%, 04/15/31 (Call 04/15/26)	35	31,250
3.60%, 11/15/60 (Call 05/15/60)	45	31,063
3.75%, 04/15/27 (Call 02/15/27)	85	81,429
3.88%, 04/15/30 (Call 01/15/30)	145	134,485
4.50%, 04/15/50 (Call 10/15/49)	65	54,959
4.95%, 03/15/28 (Call 02/15/28)	35	34,779
5.05%, 07/15/33 (Call 04/15/33)	40	39,058
5.65%, 01/15/53 (Call 07/15/52)	30	29,850
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	148	137,209
1.68%, 10/30/30 (Call 07/30/30)	90	72,486
2.36%, 03/15/32 (Call 12/15/31)	35	28,375
2.55%, 03/21/31 (Call 12/21/30)	131	110,479
2.88%, 11/20/50 (Call 05/20/50)(a)	30	19,177
2.99%, 10/30/56 (Call 04/30/56)	85	52,576
3.40%, 03/22/41 (Call 09/22/40)	75	57,505
3.55%, 03/22/51 (Call 09/22/50)(a)	115	83,442
3.70%, 03/22/61 (Call 09/22/60)(a)	50	35,553
4.33%, 09/21/28(a)	116	112,502
4.86%, 08/21/46	70	64,130
5.05%, 05/09/33 (Call 02/09/33)	65	64,317
Vodafone Group PLC
4.25%, 09/17/50	15	11,775
4.38%, 05/30/28(a)	60	58,970
5.25%, 05/30/48(a)	45	41,780
5.75%, 02/10/63 (Call 08/10/62)	33	32,156
6.15%, 02/27/37	20	20,860

		3,275,802

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.55%, 11/19/26 (Call 09/19/26)	35	33,228

Transportation — 1.7%
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	35	32,122
2.05%, 03/05/30 (Call 12/05/29)	25	21,062

Security	Par (000)	Value

Transportation (continued)
3.10%, 12/02/51 (Call 06/02/51)(a)	$15	$10,191
3.50%, 05/01/50 (Call 11/01/49)	15	10,964
6.13%, 09/15/2115 (Call 03/15/2115)	10	10,447
CSX Corp.
2.50%, 05/15/51 (Call 11/15/50)	40	24,384
2.60%, 11/01/26 (Call 08/01/26)	35	33,009
4.25%, 03/15/29 (Call 12/15/28)	95	92,445
4.25%, 11/01/66 (Call 05/01/66)	30	24,072
4.30%, 03/01/48 (Call 09/01/47)	35	29,923
4.50%, 11/15/52 (Call 05/15/52)(a)	5	4,373
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	75	68,133
3.25%, 05/15/41 (Call 11/15/40)	35	25,785
4.75%, 11/15/45 (Call 05/15/45)	30	26,259
5.25%, 05/15/50 (Call 11/15/49)(a)	35	32,919
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)	65	43,536
3.16%, 05/15/55 (Call 11/15/54)	30	19,645
4.45%, 03/01/33 (Call 12/01/32)	30	28,549
5.35%, 08/01/54 (Call 02/01/54)	10	9,785
Ryder System Inc., 5.25%, 06/01/28 (Call 05/01/28)(a)	30	30,055

		577,658

Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	10	6,411
4.00%, 06/30/30 (Call 03/30/30)	35	32,325

		38,736

Water — 0.1%
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	10	6,838
5.30%, 05/01/52 (Call 11/01/51)	15	13,889

		20,727

Total Long-Term Investments — 96.3% (Cost: $35,169,183)		32,670,697

	Shares

Short-Term Securities

Money Market Funds — 10.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(e)(f)(g)	2,750,612	2,751,987
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(e)(f)	630,000	630,000

Total Short-Term Securities — 10.0% (Cost: $3,381,217)		3,381,987

Total Investments — 106.3% (Cost: $38,550,400)		36,052,684

Liabilities in Excess of Other Assets — (6.3)%		(2,121,082)

Net Assets — 100.0%		$33,931,602

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

26	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® BBB Rated Corporate Bond ETF

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,369,056	$1,383,174	(a)	$—		$224	$(467)	$2,751,987	2,750,612	$7,061	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	690,000	—		(60,000	)(a)	—	—	630,000	630,000	39,761		—

						$224	$(467)	$3,381,987		$46,822		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$32,670,697	$—	$32,670,697
Short-Term Securities
Money Market Funds	3,381,987	—	—	3,381,987

	$3,381,987	$32,670,697	$—	$36,052,684

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)(a)	$632	$526,774
3.38%, 03/01/41 (Call 09/01/40)(a)	449	329,517
4.65%, 10/01/28 (Call 07/01/28)	1,208	1,184,288
4.75%, 03/30/30 (Call 12/30/29)	940	914,507
5.38%, 06/15/33 (Call 03/15/33)	553	546,989
5.40%, 10/01/48 (Call 04/01/48)	841	778,241
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	1,023	873,827
2.60%, 08/01/31 (Call 05/01/31)	1,285	1,078,120
4.20%, 06/01/30 (Call 03/01/30)	1,107	1,048,464
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	2,365	2,291,598

		9,572,325

Aerospace & Defense — 1.6%
Airbus SE
3.15%, 04/10/27 (Call 01/10/27)(a)(b)	1,380	1,316,962
3.95%, 04/10/47 (Call 10/10/46)(a)(b)	955	783,858
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	825	881,572
BAE Systems Holdings Inc.
3.85%, 12/15/25 (Call 09/15/25)(b)	1,054	1,028,005
4.75%, 10/07/44(a)(b)	508	452,260
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(b)	1,375	1,113,098
3.00%, 09/15/50 (Call 03/15/50)(b)	485	325,106
3.40%, 04/15/30 (Call 01/15/30)(b)	1,700	1,539,740
5.80%, 10/11/41(b)	567	571,821
Boeing Co. (The)
2.20%, 02/04/26 (Call 03/11/24)	6,755	6,337,032
2.25%, 06/15/26 (Call 03/15/26)	836	778,116
2.50%, 03/01/25 (Call 12/01/24)	397	384,069
2.60%, 10/30/25 (Call 07/30/25)(a)	855	815,355
2.70%, 02/01/27 (Call 12/01/26)	1,435	1,336,389
2.75%, 02/01/26 (Call 01/01/26)	1,530	1,452,939
2.80%, 03/01/27 (Call 12/01/26)	782	725,778
2.95%, 02/01/30 (Call 11/01/29)	1,495	1,310,288
3.10%, 05/01/26 (Call 03/01/26)	934	889,809
3.20%, 03/01/29 (Call 12/01/28)	1,320	1,194,206
3.25%, 02/01/28 (Call 12/01/27)	762	706,971
3.25%, 03/01/28 (Call 12/01/27)	747	691,061
3.25%, 02/01/35 (Call 11/01/34)	896	720,357
3.30%, 03/01/35 (Call 09/01/34)	198	154,882
3.38%, 06/15/46 (Call 12/15/45)(a)	580	393,729
3.45%, 11/01/28 (Call 08/01/28)(a)	717	662,231
3.50%, 03/01/39 (Call 09/01/38)	607	460,435
3.50%, 03/01/45 (Call 09/01/44)	567	390,070
3.55%, 03/01/38 (Call 09/01/37)	515	398,509
3.60%, 05/01/34 (Call 02/01/34)	1,123	943,922
3.63%, 02/01/31 (Call 11/01/30)	1,445	1,294,141
3.63%, 03/01/48 (Call 09/01/47)	693	480,086
3.65%, 03/01/47 (Call 09/01/46)(a)	470	330,525
3.75%, 02/01/50 (Call 08/01/49)(a)	1,688	1,198,410
3.83%, 03/01/59 (Call 09/01/58)(a)	799	554,624
3.85%, 11/01/48 (Call 05/01/48)	646	468,434
3.90%, 05/01/49 (Call 11/01/48)	1,287	949,936
3.95%, 08/01/59 (Call 02/01/59)	1,357	967,233
4.88%, 05/01/25 (Call 04/01/25)	3,083	3,054,456
5.04%, 05/01/27 (Call 03/01/27)	2,755	2,729,030
5.15%, 05/01/30 (Call 02/01/30)	5,005	4,921,246

Security	Par (000)	Value

Aerospace & Defense (continued)
5.71%, 05/01/40 (Call 11/01/39)	$3,820	$3,721,088
5.81%, 05/01/50 (Call 11/01/49)	6,549	6,312,452
5.88%, 02/15/40	670	660,042
5.93%, 05/01/60 (Call 11/01/59)	4,387	4,200,062
6.13%, 02/15/33(a)	634	657,515
6.63%, 02/15/38(a)	487	517,112
6.88%, 03/15/39	688	746,909
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)(a)	1,172	1,079,646
2.13%, 08/15/26 (Call 05/15/26)	121	113,240
2.25%, 06/01/31 (Call 03/01/31)	845	710,018
2.63%, 11/15/27 (Call 08/15/27)(a)	695	642,867
2.85%, 06/01/41 (Call 12/01/40)	860	623,129
3.25%, 04/01/25 (Call 03/01/25)	926	906,629
3.50%, 05/15/25 (Call 03/15/25)(a)	881	864,213
3.50%, 04/01/27 (Call 02/01/27)	1,248	1,200,897
3.60%, 11/15/42 (Call 05/15/42)(a)	424	338,605
3.63%, 04/01/30 (Call 01/01/30)	1,347	1,258,228
3.75%, 05/15/28 (Call 02/15/28)(a)	1,361	1,311,181
4.25%, 04/01/40 (Call 10/01/39)	1,032	917,556
4.25%, 04/01/50 (Call 10/01/49)	1,135	978,837
HEICO Corp.
5.25%, 08/01/28 (Call 07/01/28)(a)	575	579,576
5.35%, 08/01/33 (Call 05/01/33)	715	711,350
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	405	385,968
4.95%, 08/15/25 (Call 05/15/25)	355	349,387
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	645	578,484
5.90%, 02/01/27	340	343,250
5.95%, 02/01/37(a)	720	731,089
6.75%, 01/15/28	290	302,362
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	1,078	867,408
2.90%, 12/15/29 (Call 09/15/29)	1,031	914,171
3.83%, 04/27/25 (Call 01/27/25)	941	923,737
3.85%, 12/15/26 (Call 09/15/26)	977	943,685
4.40%, 06/15/28 (Call 03/15/28)	2,457	2,388,538
4.85%, 04/27/35 (Call 10/27/34)	632	600,782
5.05%, 04/27/45 (Call 10/27/44)	889	832,920
5.40%, 01/15/27	1,300	1,308,089
5.40%, 07/31/33 (Call 04/30/33)	1,425	1,426,008
5.60%, 07/31/53 (Call 01/31/53)	315	317,552
6.15%, 12/15/40(a)	431	452,738
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	835	698,408
2.80%, 06/15/50 (Call 12/15/49)	1,236	817,249
3.55%, 01/15/26 (Call 10/15/25)(a)	1,376	1,340,943
3.60%, 03/01/35 (Call 09/01/34)	949	830,577
3.80%, 03/01/45 (Call 09/01/44)	1,444	1,169,924
3.90%, 06/15/32 (Call 03/15/32)	1,140	1,058,241
4.07%, 12/15/42	1,605	1,374,571
4.09%, 09/15/52 (Call 03/15/52)	1,611	1,339,373
4.15%, 06/15/53 (Call 12/15/52)	1,215	1,008,100
4.30%, 06/15/62 (Call 12/15/61)	989	828,072
4.45%, 05/15/28 (Call 04/15/28)	688	678,212
4.50%, 02/15/29 (Call 01/15/29)	545	535,533
4.50%, 05/15/36 (Call 11/15/35)	787	743,965
4.70%, 05/15/46 (Call 11/15/45)	1,267	1,167,707
4.75%, 02/15/34 (Call 11/15/33)(a)	995	972,199
4.80%, 08/15/34 (Call 05/15/34)	625	611,148

28	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
4.95%, 10/15/25 (Call 09/15/25)	$604	$602,992
5.10%, 11/15/27 (Call 10/15/27)(a)	1,432	1,447,840
5.20%, 02/15/55 (Call 08/15/54)	360	353,620
5.20%, 02/15/64 (Call 08/15/63)	450	439,467
5.25%, 01/15/33 (Call 10/15/32)(a)	1,395	1,423,838
5.70%, 11/15/54 (Call 05/15/54)(a)	1,360	1,435,540
5.72%, 06/01/40	275	288,087
5.90%, 11/15/63 (Call 05/15/63)	1,035	1,126,803
Series B, 6.15%, 09/01/36	840	909,093
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	996	948,949
3.25%, 01/15/28 (Call 10/15/27)	2,299	2,156,011
3.85%, 04/15/45 (Call 10/15/44)	838	666,246
4.03%, 10/15/47 (Call 04/15/47)	2,684	2,166,280
4.40%, 05/01/30 (Call 02/01/30)	1,461	1,407,478
4.60%, 02/01/29 (Call 01/01/29)	750	734,459
4.70%, 03/15/33 (Call 12/15/32)	1,345	1,298,340
4.75%, 06/01/43	1,604	1,456,725
4.90%, 06/01/34 (Call 03/01/34)	820	798,205
4.95%, 03/15/53 (Call 09/15/52)(a)	740	683,903
5.05%, 11/15/40	774	741,843
5.15%, 05/01/40 (Call 11/01/39)	661	641,668
5.20%, 06/01/54 (Call 12/01/53)	1,500	1,438,796
5.25%, 05/01/50 (Call 11/01/49)	1,105	1,065,364
Northrop Grumman Systems Corp., 7.75%, 02/15/31	180	204,585
RTX Corp.
1.90%, 09/01/31 (Call 06/01/31)	1,390	1,108,404
2.25%, 07/01/30 (Call 04/01/30)(a)	1,071	906,434
2.38%, 03/15/32 (Call 12/15/31)	1,797	1,463,346
2.65%, 11/01/26 (Call 08/01/26)(a)	1,032	971,573
2.82%, 09/01/51 (Call 03/01/51)	1,585	991,107
3.03%, 03/15/52 (Call 09/15/51)	1,275	833,478
3.13%, 05/04/27 (Call 02/04/27)	1,005	948,382
3.13%, 07/01/50 (Call 01/01/50)	1,315	884,497
3.50%, 03/15/27 (Call 12/15/26)	1,880	1,796,800
3.75%, 11/01/46 (Call 05/01/46)	1,827	1,394,557
3.95%, 08/16/25 (Call 06/16/25)	1,510	1,481,126
4.05%, 05/04/47 (Call 11/04/46)	1,017	814,907
4.13%, 11/16/28 (Call 08/16/28)	3,299	3,165,710
4.15%, 05/15/45 (Call 11/16/44)	1,252	1,027,376
4.20%, 12/15/44 (Call 06/15/44)(a)	330	261,269
4.35%, 04/15/47 (Call 10/15/46)	1,528	1,279,091
4.45%, 11/16/38 (Call 05/16/38)	1,194	1,064,318
4.50%, 06/01/42	4,284	3,745,542
4.63%, 11/16/48 (Call 05/16/48)	2,120	1,852,446
4.70%, 12/15/41	590	527,285
4.80%, 12/15/43 (Call 06/15/43)	789	710,152
4.88%, 10/15/40	456	420,710
5.00%, 02/27/26 (Call 01/27/26)	470	468,861
5.15%, 02/27/33 (Call 11/27/32)	1,425	1,411,012
5.38%, 02/27/53 (Call 08/27/52)(a)	1,610	1,561,739
5.40%, 05/01/35(a)	675	680,042
5.70%, 04/15/40(a)	475	476,569
5.75%, 11/08/26 (Call 10/08/26)	1,495	1,516,380
5.75%, 01/15/29 (Call 12/15/28)	1,050	1,081,134
6.00%, 03/15/31 (Call 01/15/31)	2,025	2,108,978
6.05%, 06/01/36(a)	555	577,913
6.10%, 03/15/34 (Call 12/15/33)(a)	1,720	1,816,027
6.13%, 07/15/38	805	848,598
6.40%, 03/15/54 (Call 09/15/53)(a)	1,460	1,616,221

Security	Par (000)	Value

Aerospace & Defense (continued)
6.70%, 08/01/28(a)	$615	$653,491
7.20%, 08/15/27	150	158,258
7.50%, 09/15/29	1,235	1,369,982

		172,028,080

Agriculture — 1.3%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	1,141	1,101,796
2.45%, 02/04/32 (Call 11/04/31)	2,620	2,098,331
2.63%, 09/16/26 (Call 06/16/26)	930	873,492
3.40%, 05/06/30 (Call 02/06/30)	1,088	979,235
3.40%, 02/04/41 (Call 08/04/40)	2,146	1,543,275
3.70%, 02/04/51 (Call 08/04/50)	1,791	1,219,400
3.88%, 09/16/46 (Call 03/16/46)	2,089	1,536,945
4.00%, 02/04/61 (Call 08/04/60)(a)	1,135	816,634
4.25%, 08/09/42	995	797,654
4.40%, 02/14/26 (Call 12/14/25)	1,619	1,593,875
4.45%, 05/06/50 (Call 11/06/49)	557	439,256
4.50%, 05/02/43	872	723,930
4.80%, 02/14/29 (Call 11/14/28)(a)	2,834	2,782,624
5.38%, 01/31/44	1,855	1,802,821
5.80%, 02/14/39 (Call 08/14/38)	2,544	2,536,881
5.95%, 02/14/49 (Call 08/14/48)	3,146	3,133,995
6.20%, 11/01/28 (Call 10/01/28)(a)	450	467,689
6.20%, 02/14/59 (Call 08/14/58)	488	495,890
6.88%, 11/01/33 (Call 08/01/33)	580	626,617
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)(a)	1,500	1,411,664
2.70%, 09/15/51 (Call 03/15/51)(a)	1,190	752,616
2.90%, 03/01/32 (Call 12/01/31)	955	814,258
3.25%, 03/27/30 (Call 12/27/29)(a)	1,117	1,009,961
3.75%, 09/15/47 (Call 03/15/47)	780	591,140
4.02%, 04/16/43	663	543,611
4.50%, 08/15/33 (Call 05/15/33)(a)	185	176,991
4.50%, 03/15/49 (Call 09/15/48)(a)	660	573,557
4.54%, 03/26/42(a)	430	384,000
5.38%, 09/15/35	575	574,180
5.77%, 03/01/41(c)	255	257,974
5.94%, 10/01/32(a)	511	538,971
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	2,048	1,812,319
2.73%, 03/25/31 (Call 12/25/30)	1,424	1,173,946
3.22%, 09/06/26 (Call 07/06/26)	1,210	1,147,396
3.46%, 09/06/29 (Call 06/06/29)	1,122	1,015,226
3.56%, 08/15/27 (Call 05/15/27)	2,108	1,992,804
3.73%, 09/25/40 (Call 03/25/40)(a)	1,140	829,115
3.98%, 09/25/50 (Call 03/25/50)	1,411	963,061
4.39%, 08/15/37 (Call 02/15/37)(a)	3,138	2,573,480
4.54%, 08/15/47 (Call 02/15/47)	3,199	2,399,326
4.70%, 04/02/27 (Call 02/02/27)	1,669	1,633,425
4.74%, 03/16/32 (Call 12/16/31)(a)	1,337	1,257,747
4.76%, 09/06/49 (Call 03/06/49)	1,441	1,114,815
4.91%, 04/02/30 (Call 01/02/30)	1,596	1,551,069
5.28%, 04/02/50 (Call 10/02/49)	648	537,279
5.65%, 03/16/52 (Call 09/16/51)(a)	869	763,316
5.83%, 02/20/31 (Call 12/20/30)	340	338,824
6.00%, 02/20/34 (Call 11/20/33)	240	237,426
6.34%, 08/02/30 (Call 06/02/30)	975	1,006,880
6.42%, 08/02/33 (Call 05/02/33)(a)	1,625	1,671,640
7.08%, 08/02/43 (Call 02/02/43)	890	927,464
7.08%, 08/02/53 (Call 02/02/53)	1,390	1,438,955
7.75%, 10/19/32 (Call 07/19/32)	700	782,313

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)(a)	$1,428	$1,323,005
3.95%, 06/15/25(b)	200	195,477
4.45%, 03/16/28 (Call 02/16/28)	1,475	1,422,471
5.93%, 02/02/29 (Call 01/02/29)	905	924,214
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	1,037	981,912
2.75%, 05/14/31 (Call 02/14/31)(a)	1,393	1,184,566
3.25%, 08/15/26 (Call 05/15/26)	1,104	1,053,140
3.75%, 09/25/27 (Call 06/25/27)	819	783,826
Cargill Inc.
0.75%, 02/02/26 (Call 01/02/26)(b)	972	896,857
1.70%, 02/02/31 (Call 11/02/30)(a)(b)	810	651,783
2.13%, 04/23/30 (Call 01/23/30)(a)(b)	1,213	1,031,214
2.13%, 11/10/31 (Call 08/10/31)(b)	499	405,786
3.13%, 05/25/51 (Call 11/25/50)(b)	1,045	717,689
3.25%, 05/23/29 (Call 02/23/29)(b)	1,035	964,132
3.50%, 04/22/25 (Call 04/01/24)(a)(b)	946	927,913
3.63%, 04/22/27 (Call 03/22/27)(a)(b)	960	923,834
3.88%, 05/23/49 (Call 11/23/48)(a)(b)	475	373,939
4.00%, 06/22/32 (Call 03/22/32)(a)(b)	1,030	950,678
4.38%, 04/22/52 (Call 10/22/51)(a)(b)	529	457,505
4.50%, 06/24/26(b)	430	424,645
4.75%, 04/24/33 (Call 01/24/33)(b)	705	683,855
4.76%, 11/23/45(a)(b)	1,152	1,055,197
4.88%, 10/10/25 (Call 09/10/25)(b)	565	562,752
5.13%, 10/11/32 (Call 07/11/32)(a)(b)	752	748,879
Imperial Brands Finance PLC
3.50%, 07/26/26 (Call 05/26/26)(b)	1,278	1,215,719
3.88%, 07/26/29 (Call 04/26/29)(b)	1,549	1,431,781
4.25%, 07/21/25 (Call 04/21/25)(b)	2,050	2,009,123
6.13%, 07/27/27 (Call 06/27/27)(b)	1,480	1,506,623
JT International Financial Services BV, 6.88%, 10/24/32 (Call 07/24/32)(b)	555	613,906
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	1,438	1,314,046
1.50%, 05/01/25 (Call 04/01/25)	1,095	1,049,528
1.75%, 11/01/30 (Call 08/01/30)	1,463	1,182,198
2.10%, 05/01/30 (Call 02/01/30)	1,140	961,733
2.75%, 02/25/26 (Call 11/25/25)(a)	1,408	1,344,380
3.13%, 08/17/27 (Call 05/17/27)(a)	668	629,239
3.13%, 03/02/28 (Call 12/02/27)	701	652,303
3.38%, 08/11/25 (Call 05/11/25)	1,007	981,958
3.38%, 08/15/29 (Call 05/15/29)(a)	1,040	955,165
3.88%, 08/21/42	1,134	894,419
4.13%, 03/04/43	1,093	894,435
4.25%, 11/10/44	1,720	1,418,221
4.38%, 11/15/41	1,065	905,282
4.50%, 03/20/42(a)	1,017	878,880
4.75%, 02/12/27	900	888,823
4.88%, 02/13/26	1,668	1,659,935
4.88%, 02/15/28 (Call 01/15/28)	1,615	1,606,107
4.88%, 02/13/29 (Call 01/13/29)	927	911,146
4.88%, 11/15/43	435	391,546
5.00%, 11/17/25	1,002	998,501
5.13%, 11/17/27 (Call 10/17/27)	1,555	1,557,630
5.13%, 02/15/30 (Call 12/15/29)	2,178	2,167,458
5.13%, 02/13/31 (Call 12/13/30)	945	930,733
5.25%, 09/07/28 (Call 08/07/28)	535	539,050
5.25%, 02/13/34 (Call 11/13/33)(a)	1,020	996,539
5.38%, 02/15/33 (Call 11/15/32)	2,740	2,726,878

Security	Par (000)	Value

Agriculture (continued)
5.50%, 09/07/30 (Call 07/07/30)	$470	$474,385
5.63%, 11/17/29 (Call 09/17/29)	1,505	1,541,011
5.63%, 09/07/33 (Call 06/07/33)	1,350	1,364,416
5.75%, 11/17/32 (Call 08/17/32)	1,760	1,795,302
6.38%, 05/16/38	1,845	1,990,664
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	1,665	1,639,455
5.70%, 08/15/35 (Call 02/15/35)	973	929,406
5.85%, 08/15/45 (Call 02/15/45)(a)	2,906	2,640,112
6.15%, 09/15/43(a)	782	756,229
7.25%, 06/15/37(a)	830	887,950
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(b)	1,201	1,111,706
3.20%, 04/21/31 (Call 01/21/31)(b)	1,065	914,027
4.90%, 04/21/27 (Call 03/21/27)(b)	550	538,396
5.25%, 04/21/32 (Call 01/21/32)(b)	365	355,268

		133,163,970

Airlines — 0.2%
Delta Air Lines Inc., 7.00%, 05/01/25(b)	1,430	1,453,440
Delta Air Lines Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(b)	1,932	1,908,552
4.75%, 10/20/28(a)(b)	4,575	4,472,113
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27 (Call 04/01/24)(b)	3,447	3,447,641
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)(a)	1,136	982,462
3.00%, 11/15/26 (Call 08/15/26)(a)	359	338,878
3.45%, 11/16/27 (Call 08/16/27)(a)	59	55,503
5.13%, 06/15/27 (Call 04/15/27)	2,493	2,482,930
5.25%, 05/04/25 (Call 04/04/25)	2,047	2,041,371

		17,182,890

Alternate Investments — 0.0%
New Mountain Finance Corp., 6.88%, 02/01/29 (Call 01/01/29)	10	9,788

Apparel — 0.2%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	1,503	1,414,286
2.40%, 03/27/25 (Call 02/27/25)	1,357	1,319,337
2.75%, 03/27/27 (Call 01/27/27)(a)	1,785	1,683,290
2.85%, 03/27/30 (Call 12/27/29)	2,435	2,192,314
3.25%, 03/27/40 (Call 09/27/39)	1,539	1,222,798
3.38%, 11/01/46 (Call 05/01/46)	931	707,239
3.38%, 03/27/50 (Call 09/27/49)	1,625	1,233,156
3.63%, 05/01/43 (Call 11/01/42)	670	547,905
3.88%, 11/01/45 (Call 05/01/45)(a)	1,488	1,231,808
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	799	787,656
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	1,291	1,148,401
3.75%, 09/15/25 (Call 07/15/25)(a)	614	599,966
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)(a)	1,135	919,685
4.13%, 07/15/27 (Call 04/15/27)	772	733,781
4.25%, 04/01/25 (Call 01/01/25)(a)	220	216,853
7.00%, 11/27/26(a)	1,425	1,463,550
7.05%, 11/27/25	470	478,775
7.35%, 11/27/28 (Call 10/27/28)	1,300	1,359,803
7.70%, 11/27/30 (Call 09/27/30)	815	864,184
7.85%, 11/27/33 (Call 08/27/33)	780	843,762

30	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	$1,195	$1,145,455
2.80%, 04/23/27 (Call 02/23/27)	981	890,685
2.95%, 04/23/30 (Call 01/23/30)(a)	1,250	1,030,330
6.00%, 10/15/33(a)	410	398,283
6.45%, 11/01/37	405	392,639

		24,825,941

Auto Manufacturers — 2.6%
American Honda Finance Corp.
1.00%, 09/10/25	1,135	1,066,580
1.20%, 07/08/25	953	903,865
1.30%, 09/09/26	1,305	1,190,613
1.80%, 01/13/31(a)	585	480,282
2.00%, 03/24/28(a)	1,299	1,164,397
2.25%, 01/12/29	1,395	1,237,789
2.30%, 09/09/26(a)	942	884,240
2.35%, 01/08/27	840	783,695
3.50%, 02/15/28	482	458,032
4.60%, 04/17/30	935	915,979
4.70%, 01/12/28	1,035	1,030,583
4.75%, 01/12/26	435	432,223
4.90%, 01/10/34	490	477,540
4.95%, 01/09/26(a)	750	747,405
5.00%, 05/23/25	750	747,897
5.13%, 07/07/28	885	892,403
5.25%, 07/07/26(a)	870	876,685
5.65%, 11/15/28	765	786,996
5.80%, 10/03/25	600	605,688
5.85%, 10/04/30	890	925,586
Series A, 4.60%, 04/17/25	840	834,194
BMW Finance NV, 2.85%, 08/14/29 (Call 05/14/29)(a)(b)	845	771,293
BMW U.S. Capital LLC
1.25%, 08/12/26 (Call 07/12/26)(b)	712	650,549
1.95%, 08/12/31 (Call 05/12/31)(b)	435	353,284
2.55%, 04/01/31 (Call 01/01/31)(a)(b)	1,222	1,045,993
2.80%, 04/11/26 (Call 01/11/26)(b)	1,895	1,812,717
3.25%, 04/01/25(a)(b)	487	476,685
3.30%, 04/06/27 (Call 01/06/27)(b)	1,057	1,005,761
3.45%, 04/01/27 (Call 03/01/27)(a)(b)	1,091	1,046,524
3.63%, 04/18/29 (Call 01/18/29)(a)(b)	875	828,594
3.70%, 04/01/32 (Call 01/01/32)(b)	560	507,351
3.75%, 04/12/28 (Call 01/12/28)(a)(b)	871	835,609
3.90%, 04/09/25 (Call 03/09/25)(b)	1,278	1,260,090
3.95%, 08/14/28 (Call 05/14/28)(a)(b)	873	839,306
4.15%, 04/09/30 (Call 01/09/30)(b)	1,455	1,398,242
5.05%, 08/11/28 (Call 07/11/28)(b)	615	618,718
5.15%, 08/11/33 (Call 05/11/33)(a)(b)	525	525,080
5.30%, 08/11/25(b)	500	501,403
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	811	760,717
1.50%, 09/01/30 (Call 06/01/30)	1,070	864,847
2.60%, 09/01/50 (Call 03/01/50)(a)	1,333	839,359
4.88%, 10/01/43 (Call 04/01/43)	500	473,200
4.90%, 02/20/29 (Call 01/20/29)	225	224,038
5.15%, 02/20/34 (Call 11/20/33)	125	124,823
5.45%, 02/20/54 (Call 08/20/53)	125	125,686
7.13%, 03/01/28	335	359,807
Daimler Trucks Finance North America LLC
2.00%, 12/14/26(b)	1,090	999,871
2.38%, 12/14/28(b)	470	416,022

Security	Par (000)	Value

Auto Manufacturers (continued)
2.50%, 12/14/31(a)(b)	$1,180	$967,596
3.50%, 04/07/25(b)	1,220	1,193,770
3.65%, 04/07/27(a)(b)	1,227	1,177,150
5.00%, 01/15/27(b)	590	587,746
5.13%, 01/19/28(a)(b)	845	844,114
5.15%, 01/16/26(a)(b)	652	650,001
5.38%, 01/18/34 (Call 10/18/33)(b)	535	533,179
5.40%, 09/20/28(b)	940	950,694
5.50%, 09/20/33(b)	780	784,673
5.60%, 08/08/25(b)	505	506,163
Ford Holdings LLC, 9.30%, 03/01/30	165	190,023
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)(a)	4,100	3,362,233
4.35%, 12/08/26 (Call 09/08/26)(a)	2,085	2,025,441
4.75%, 01/15/43(a)	2,735	2,212,661
5.29%, 12/08/46 (Call 06/08/46)(a)	1,045	903,686
6.10%, 08/19/32 (Call 05/19/32)(a)	2,265	2,261,030
7.40%, 11/01/46	130	139,461
7.45%, 07/16/31	195	210,231
9.63%, 04/22/30 (Call 01/22/30)	150	175,233
Ford Motor Credit Co. LLC
2.70%, 08/10/26 (Call 07/10/26)(a)	550	510,596
2.90%, 02/16/28 (Call 12/16/27)	515	461,437
2.90%, 02/10/29 (Call 12/10/28)	1,540	1,341,688
3.38%, 11/13/25 (Call 10/13/25)	2,000	1,918,847
3.63%, 06/17/31 (Call 03/17/31)	805	686,256
3.82%, 11/02/27 (Call 08/02/27)	155	144,545
4.00%, 11/13/30 (Call 08/13/30)	4,085	3,611,764
4.13%, 08/17/27 (Call 06/17/27)	1,705	1,613,652
4.27%, 01/09/27 (Call 11/09/26)(a)	1,025	981,916
4.39%, 01/08/26	1,100	1,069,617
4.54%, 08/01/26 (Call 06/01/26)	1,000	969,490
4.95%, 05/28/27 (Call 04/28/27)(a)	2,070	2,012,484
5.11%, 05/03/29 (Call 02/03/29)	3,125	3,011,456
5.13%, 06/16/25 (Call 05/16/25)	1,200	1,187,846
5.80%, 03/05/27 (Call 02/05/27)	1,515	1,512,066
6.05%, 03/05/31 (Call 01/05/31)(a)	1,050	1,045,244
6.80%, 05/12/28 (Call 04/12/28)	1,930	1,991,679
6.80%, 11/07/28 (Call 10/07/28)	1,470	1,523,537
6.95%, 03/06/26 (Call 02/06/26)	330	335,941
6.95%, 06/10/26 (Call 05/10/26)	55	56,094
7.12%, 11/07/33 (Call 08/07/33)	1,765	1,881,304
7.20%, 06/10/30 (Call 04/10/30)(a)	460	484,431
7.35%, 11/04/27 (Call 10/04/27)	3,400	3,553,592
7.35%, 03/06/30 (Call 01/06/30)	2,830	2,999,807
General Motors Co.
4.00%, 04/01/25	413	406,531
4.20%, 10/01/27 (Call 07/01/27)	1,184	1,142,305
5.00%, 10/01/28 (Call 07/01/28)(a)	1,252	1,244,256
5.00%, 04/01/35	1,250	1,167,951
5.15%, 04/01/38 (Call 10/01/37)	1,498	1,387,675
5.20%, 04/01/45	1,788	1,578,109
5.40%, 10/15/29 (Call 08/15/29)(a)	510	508,757
5.40%, 04/01/48 (Call 10/01/47)(a)	1,065	953,600
5.60%, 10/15/32 (Call 07/15/32)(a)	1,385	1,382,156
5.95%, 04/01/49 (Call 10/01/48)(a)	1,335	1,285,955
6.13%, 10/01/25 (Call 09/01/25)	2,398	2,417,459
6.25%, 10/02/43	2,085	2,093,995
6.60%, 04/01/36 (Call 10/01/35)	1,728	1,818,092
6.75%, 04/01/46 (Call 10/01/45)(a)	764	808,020
6.80%, 10/01/27 (Call 08/01/27)	1,488	1,553,767

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	$2,075	$1,922,798
1.50%, 06/10/26 (Call 05/10/26)	1,755	1,607,702
2.35%, 02/26/27 (Call 01/26/27)	1,295	1,187,118
2.35%, 01/08/31 (Call 10/08/30)	1,504	1,226,526
2.40%, 04/10/28 (Call 02/10/28)	1,506	1,342,428
2.40%, 10/15/28 (Call 08/15/28)	1,495	1,314,411
2.70%, 08/20/27 (Call 06/20/27)(a)	1,434	1,315,542
2.70%, 06/10/31 (Call 03/10/31)	1,547	1,275,263
2.75%, 06/20/25 (Call 05/20/25)(a)	1,466	1,414,648
3.10%, 01/12/32 (Call 10/12/31)(a)	1,835	1,532,869
3.60%, 06/21/30 (Call 03/21/30)(a)	1,517	1,357,318
3.80%, 04/07/25	165	161,915
3.85%, 01/05/28 (Call 10/05/27)(a)	754	715,766
4.00%, 10/06/26 (Call 07/06/26)	1,208	1,167,920
4.30%, 07/13/25 (Call 04/13/25)	1,070	1,052,253
4.30%, 04/06/29 (Call 02/06/29)	505	479,150
4.35%, 04/09/25 (Call 02/09/25)	1,062	1,048,191
4.35%, 01/17/27 (Call 10/17/26)	1,835	1,785,969
5.00%, 04/09/27 (Call 03/09/27)	1,635	1,619,263
5.25%, 03/01/26 (Call 12/01/25)	1,722	1,716,466
5.40%, 04/06/26	1,821	1,821,825
5.40%, 05/08/27	387	387,174
5.65%, 01/17/29 (Call 10/17/28)	813	820,213
5.75%, 02/08/31 (Call 12/08/30)(a)	222	221,355
5.80%, 06/23/28 (Call 05/23/28)	1,175	1,193,323
5.80%, 01/07/29 (Call 12/07/28)	1,845	1,867,445
5.85%, 04/06/30 (Call 02/06/30)(a)	900	911,885
6.00%, 01/09/28 (Call 12/09/27)	1,460	1,490,562
6.05%, 10/10/25	1,190	1,198,878
6.10%, 01/07/34 (Call 10/07/33)	1,295	1,309,167
6.40%, 01/09/33 (Call 10/09/32)(a)	1,158	1,203,833
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	836	812,165
2.53%, 03/10/27 (Call 02/10/27)	885	826,544
2.97%, 03/10/32 (Call 12/10/31)	1,215	1,067,513
Hyundai Capital America
1.30%, 01/08/26 (Call 12/08/25)(a)(b)	1,165	1,079,743
1.50%, 06/15/26 (Call 05/15/26)(b)	1,380	1,262,892
1.65%, 09/17/26 (Call 08/17/26)(a)(b)	1,515	1,380,831
1.80%, 10/15/25 (Call 09/15/25)(b)	1,096	1,033,049
1.80%, 01/10/28 (Call 11/08/27)(b)	1,240	1,089,822
2.00%, 06/15/28 (Call 04/15/28)(a)(b)	1,196	1,047,669
2.10%, 09/15/28 (Call 07/17/28)(a)(b)	1,175	1,025,244
2.38%, 10/15/27 (Call 08/15/27)(b)	880	796,468
2.75%, 09/27/26(a)(b)	883	826,011
3.00%, 02/10/27 (Call 12/10/26)(b)	586	549,851
3.50%, 11/02/26 (Call 09/02/26)(a)(b)	1,139	1,086,131
5.25%, 01/08/27(b)	740	737,357
5.30%, 01/08/29 (Call 12/08/28)(b)	985	982,678
5.40%, 01/08/31 (Call 11/08/30)(a)(b)	695	695,732
5.50%, 03/30/26(b)	545	545,426
5.60%, 03/30/28 (Call 02/29/28)(b)	710	716,547
5.65%, 06/26/26(a)(b)	1,205	1,208,729
5.68%, 06/26/28 (Call 05/26/28)(a)(b)	1,265	1,282,420
5.70%, 06/26/30 (Call 04/26/30)(b)	810	823,250
5.80%, 06/26/25(b)	420	421,577
5.80%, 04/01/30 (Call 02/01/30)(a)(b)	544	555,393
5.88%, 04/07/25 (Call 03/07/25)(a)(b)	645	646,878
5.95%, 09/21/26(a)(b)	940	950,605
6.10%, 09/21/28 (Call 08/21/28)(a)(b)	1,225	1,261,496

Security	Par (000)	Value

Auto Manufacturers (continued)
6.20%, 09/21/30 (Call 07/21/30)(b)	$800	$835,332
6.25%, 11/03/25(a)(b)	600	606,868
6.38%, 04/08/30 (Call 01/08/30)(a)(b)	990	1,041,320
6.50%, 01/16/29 (Call 12/16/28)(b)	690	722,110
Hyundai Capital Services Inc.
1.25%, 02/08/26(a)(b)	725	667,919
2.13%, 04/24/25(b)	200	192,137
2.50%, 01/24/27(b)	540	497,267
3.63%, 08/29/27(b)	220	207,326
Kia Corp.
2.75%, 02/14/27(b)	255	237,337
3.25%, 04/21/26(b)	805	769,053
3.50%, 10/25/27(a)(b)	645	604,178
Mercedes-Benz Finance North America LLC
1.45%, 03/02/26(b)	1,598	1,485,159
2.13%, 03/10/25(b)	550	532,928
2.45%, 03/02/31(a)(b)	1,085	928,256
2.63%, 03/10/30(b)	1,035	904,737
3.10%, 08/15/29(b)	793	722,801
3.30%, 05/19/25(b)	797	778,545
3.45%, 01/06/27(a)(b)	1,063	1,020,509
3.50%, 08/03/25(b)	517	505,016
3.75%, 02/22/28(a)(b)	1,376	1,316,760
4.30%, 02/22/29(b)	695	675,777
4.80%, 03/30/26(b)	1,455	1,444,702
4.80%, 01/11/27(a)(b)	920	915,438
4.80%, 03/30/28(a)(b)	1,675	1,662,471
4.85%, 01/11/29(b)	785	777,775
4.90%, 01/09/26(a)(b)	750	747,274
4.95%, 03/30/25(b)	895	892,522
5.00%, 01/11/34(b)	485	476,104
5.05%, 08/03/33(b)	720	714,250
5.10%, 08/03/28(b)	1,380	1,384,794
5.20%, 08/03/26(b)	777	778,569
5.25%, 11/29/27(a)(b)	910	915,878
5.38%, 08/01/25(b)	1,035	1,037,391
5.38%, 11/26/25(b)	915	917,145
8.50%, 01/18/31	1,617	1,965,239
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26 (Call 08/16/26)(a)(b)	1,424	1,281,848
2.00%, 03/09/26 (Call 02/09/26)(b)	1,175	1,083,143
2.45%, 09/15/28 (Call 07/15/28)(a)(b)	475	406,353
2.75%, 03/09/28 (Call 01/09/28)(a)(b)	785	691,040
6.95%, 09/15/26(a)(b)	380	390,119
7.05%, 09/15/28 (Call 08/15/28)(a)(b)	875	911,493
Nissan Motor Co. Ltd.
3.52%, 09/17/25 (Call 08/17/25)(b)	810	779,080
4.35%, 09/17/27 (Call 07/17/27)(b)	2,785	2,645,210
4.81%, 09/17/30 (Call 06/17/30)(a)(b)	2,121	1,952,880
PACCAR Financial Corp.
1.10%, 05/11/26	650	599,218
2.00%, 02/04/27(a)	510	469,436
2.85%, 04/07/25(a)	235	229,398
3.55%, 08/11/25	440	430,889
4.45%, 03/30/26	355	351,861
4.60%, 01/10/28(a)	700	696,965
4.60%, 01/31/29(a)	525	519,426
4.95%, 10/03/25	560	559,387
4.95%, 08/10/28	30	30,219
5.05%, 08/10/26(a)	225	225,781
5.20%, 11/09/26	495	499,225

32	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Stellantis Finance U.S. Inc.
1.71%, 01/29/27 (Call 12/29/26)(b)	$1,183	$1,075,349
2.69%, 09/15/31 (Call 06/15/31)(a)(b)	1,795	1,485,516
5.63%, 01/12/28 (Call 12/12/27)(a)(b)	860	881,801
6.38%, 09/12/32 (Call 06/12/32)(a)(b)	821	873,573
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)(a)	1,550	1,438,803
2.36%, 03/25/31 (Call 12/25/30)(a)	681	587,661
2.76%, 07/02/29(a)	570	525,166
3.67%, 07/20/28(a)	300	291,031
5.12%, 07/13/28 (Call 06/13/28)	655	667,864
5.12%, 07/13/33 (Call 04/13/33)(a)	455	477,872
5.28%, 07/13/26 (Call 06/13/26)	450	453,411
Toyota Motor Credit Corp.
0.80%, 10/16/25	1,261	1,178,926
0.80%, 01/09/26(a)	1,210	1,122,415
1.13%, 06/18/26	1,227	1,126,026
1.15%, 08/13/27(a)	847	750,625
1.65%, 01/10/31	1,110	900,565
1.90%, 01/13/27	1,220	1,124,758
1.90%, 04/06/28	941	840,612
1.90%, 09/12/31	1,173	953,199
2.15%, 02/13/30(a)	1,417	1,217,055
2.40%, 01/13/32(a)	235	196,664
3.00%, 04/01/25	1,516	1,481,247
3.05%, 03/22/27(a)	1,920	1,821,484
3.05%, 01/11/28	581	547,026
3.20%, 01/11/27(a)	1,494	1,427,465
3.38%, 04/01/30	2,037	1,873,737
3.40%, 04/14/25	443	434,209
3.65%, 08/18/25	1,222	1,197,521
3.65%, 01/08/29	1,280	1,212,220
3.95%, 06/30/25	1,176	1,157,921
4.45%, 05/18/26	1,435	1,420,000
4.45%, 06/29/29(a)	1,140	1,120,303
4.55%, 09/20/27	1,338	1,326,377
4.55%, 05/17/30(a)	960	941,736
4.63%, 01/12/28	1,280	1,272,122
4.65%, 01/05/29	800	791,480
4.70%, 01/12/33(a)	615	606,768
4.80%, 01/05/26	500	497,949
4.80%, 01/05/34	255	248,697
5.00%, 08/14/26	1,035	1,034,866
5.25%, 09/11/28	530	537,995
5.40%, 11/10/25	790	794,584
5.40%, 11/20/26	920	929,351
5.45%, 11/10/27	1,050	1,070,900
5.55%, 11/20/30	615	635,111
5.60%, 09/11/25	350	353,012
Volkswagen Group of America Finance LLC
1.25%, 11/24/25 (Call 10/24/25)(b)	1,951	1,816,740
1.63%, 11/24/27 (Call 09/24/27)(b)	1,121	990,440
3.20%, 09/26/26 (Call 07/26/26)(b)	530	503,422
3.35%, 05/13/25(b)	1,365	1,329,673
3.75%, 05/13/30(a)(b)	1,005	931,686
3.95%, 06/06/25(b)	1,085	1,062,572
4.35%, 06/08/27 (Call 05/08/27)(a)(b)	1,785	1,740,677
4.60%, 06/08/29 (Call 04/08/29)(b)	805	783,846
4.63%, 11/13/25(b)	1,214	1,197,894
4.75%, 11/13/28(a)(b)	1,654	1,634,043
5.65%, 09/12/28 (Call 08/12/28)(a)(b)	705	717,531

Security	Par (000)	Value

Auto Manufacturers (continued)
5.70%, 09/12/26(b)	$410	$413,803
5.80%, 09/12/25(b)	400	401,702
5.90%, 09/12/33 (Call 06/12/33)(a)(b)	640	650,551
6.00%, 11/16/26(a)(b)	500	509,454
6.20%, 11/16/28 (Call 10/16/28)(a)(b)	435	452,931
6.45%, 11/16/30 (Call 09/16/30)(a)(b)	600	633,808

		277,126,044

Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	2,151	1,349,872
4.35%, 03/15/29 (Call 12/15/28)	669	647,046
4.40%, 10/01/46 (Call 04/01/46)(a)	436	338,727
5.40%, 03/15/49 (Call 09/15/48)(a)	298	267,605
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)(a)	815	702,766
4.15%, 05/01/52 (Call 11/01/51)	1,510	1,155,321
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)(a)	1,479	1,365,671
4.38%, 03/15/45 (Call 09/15/44)(a)	719	585,608
Denso Corp., 1.24%, 09/16/26 (Call 08/16/26)(a)(b)	810	732,553
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	640	517,970
3.50%, 05/30/30 (Call 02/28/30)(a)	730	652,099
3.55%, 01/15/52 (Call 07/15/51)	755	512,967
3.80%, 09/15/27 (Call 06/15/27)(a)	962	920,938
4.25%, 05/15/29 (Call 02/15/29)	632	601,188
5.25%, 05/15/49 (Call 11/15/48)(a)	804	723,959
LG Energy Solution Ltd., 5.63%, 09/25/26(b)	75	75,206
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	1,217	1,047,225
4.15%, 10/01/25 (Call 07/01/25)	980	962,008
5.50%, 03/21/33 (Call 12/21/32)(a)	640	656,255
5.98%, 03/21/26 (Call 03/21/24)	50	50,008
Toyota Industries Corp., 3.57%, 03/16/28 (Call 12/16/27)(a)(b)	220	207,410

		14,072,402

Banks — 21.4%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26), (1-year CMT + 0.800%)(b)(d)	830	752,228
2.47%, 12/13/29 (Call 12/13/28), (1-year CMT + 1.100%)(b)(d)	1,300	1,130,677
3.32%, 03/13/37 (Call 12/13/31), (5-year CMT + 1.900%)(a)(b)(d)	1,672	1,329,533
4.75%, 07/28/25(b)	1,690	1,657,958
4.80%, 04/18/26(b)	1,278	1,246,853
6.34%, 09/18/27 (Call 09/18/26), (1-year CMT + 1.650%)(b)(d)	1,500	1,525,470
6.58%, 10/13/26 (Call 10/13/25), (1-year CMT + 1.550%)(a)(b)(d)	600	605,709
AIB Group PLC
6.61%, 09/13/29 (Call 09/13/28), (1-day SOFR + 2.330%)(b)(d)	375	389,112
7.58%, 10/14/26 (Call 10/14/25), (1-day SOFR + 3.456%)(b)(d)	585	599,951
ANZ Bank New Zealand Ltd., 5.55%, 08/11/32 (Call 08/11/27),
(5-year CMT + 2.700%)(a)(b)(d)	755	758,934

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	$1,408	$1,286,076
2.55%, 02/13/30(a)(b)	1,360	1,176,773
3.45%, 07/17/27(a)(b)	822	776,159
3.45%, 01/21/28(b)	652	611,318
5.36%, 08/14/28(b)	920	927,512
ASB Bank Ltd.
1.63%, 10/22/26(a)(b)	1,035	942,196
2.38%, 10/22/31(a)(b)	640	517,910
5.28%, 06/17/32 (Call 06/17/27), (5-year CMT + 2.250%)(a)(b)(d)	805	790,783
5.35%, 06/15/26(a)(b)	655	654,743
5.40%, 11/29/27(a)(b)	910	915,900
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (Call 11/25/30), (5-year CMT + 1.700%)(b)(d)	2,483	2,008,830
2.95%, 07/22/30 (Call 07/22/25), (5-year CMT + 1.288%)(b)(d)	700	669,165
3.70%, 11/16/25	1,052	1,029,106
4.40%, 05/19/26(b)	2,337	2,269,649
4.75%, 01/18/27	1,580	1,573,826
5.09%, 12/08/25	795	795,652
5.38%, 07/03/25(a)	1,220	1,223,749
5.67%, 10/03/25(a)	1,000	1,009,239
6.74%, 12/08/32(a)(b)	1,025	1,088,657
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	1,166	1,090,304
5.86%, 09/14/26 (Call 09/14/25), (1-year CMT + 2.300%)(d)	750	749,612
6.14%, 09/14/28 (Call 09/14/27), (1-year CMT + 2.700%)(d)	465	471,941
7.88%, 11/15/34 (Call 11/15/33), (1-year CMT + 3.300%)(d)	885	943,458
Banco de Bogota SA, 4.38%, 08/03/27 (Call 05/03/27)(b)	200	189,551
Banco de Chile, 2.99%, 12/09/31 (Call 09/09/31)(b)	50	42,784
Banco de Credito del Peru SA
3.13%, 07/01/30 (Call 07/01/25), (5-year CMT + 3.000%)(b)(d)	750	712,004
3.25%, 09/30/31 (Call 09/30/26), (5-year CMT + 2.450%)(b)(d)	734	676,875
5.85%, 01/11/29 (Call 12/11/28)(b)	100	101,075
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (Call 07/14/31)(b)	520	439,868
3.50%, 10/12/27(b)	692	651,655
Banco General SA, 4.13%, 08/07/27
(Call 05/07/27)(b)	360	340,920
Banco Inbursa SA Institucion De Banca Multiple
Grupo Financiero Inbursa, 4.38%, 04/11/27 (Call 01/11/27)(b)	512	494,022
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26 (Call 08/04/26)(b)	453	426,617
Banco Nacional de Panama, 2.50%, 08/11/30
(Call 05/11/30)(b)	1,201	906,755
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand,
5.38%, 04/17/25(b)	1,474	1,464,685
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(a)(d)	1,970	1,782,400

Security	Par (000)	Value

Banks (continued)
1.85%, 03/25/26	$1,995	$1,851,621
2.75%, 05/28/25	1,900	1,833,397
2.75%, 12/03/30	1,860	1,512,880
2.96%, 03/25/31(a)	1,235	1,053,346
3.23%, 11/22/32 (Call 08/22/31), (1-year CMT + 1.600%)(d)	1,210	1,000,920
3.31%, 06/27/29	1,385	1,256,272
3.49%, 05/28/30	1,542	1,383,171
3.50%, 03/24/25	1,220	1,195,125
3.80%, 02/23/28(a)	1,017	958,219
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(d)	2,220	2,125,584
4.25%, 04/11/27	1,910	1,841,727
4.38%, 04/12/28	1,390	1,336,066
5.15%, 08/18/25(a)	695	689,845
5.18%, 11/19/25	1,992	1,965,326
5.29%, 08/18/27	1,825	1,812,965
5.59%, 08/08/28	1,510	1,523,384
6.53%, 11/07/27 (Call 11/07/26), (1-year CMT + 1.650%)(d)	1,000	1,023,088
6.61%, 11/07/28	1,225	1,287,091
6.92%, 08/08/33	1,410	1,464,161
6.94%, 11/07/33	1,820	1,984,085
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36 (Call 09/23/31), (5-year CMT + 2.150%)(b)(d)	1,080	907,039
4.30%, 06/15/27 (Call 05/15/27)(b)	330	319,989
4.45%, 09/19/28(b)	515	498,240
5.30%, 09/21/28 (Call 08/21/28)(b)	80	80,196
Bank of America Corp.
1.20%, 10/24/26 (Call 10/24/25), (1-day SOFR + 1.010%)(d)	2,961	2,758,677
1.32%, 06/19/26 (Call 06/19/25), (1-day SOFR + 1.150%)(d)	3,365	3,185,010
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(d)	7,255	6,652,700
1.90%, 07/23/31 (Call 07/23/30), (1-day SOFR + 1.530%)(d)	3,662	2,972,123
1.92%, 10/24/31 (Call 10/24/30), (1-day SOFR + 1.370%)(d)	3,268	2,637,040
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(a)(d)	3,735	3,282,244
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(d)	4,807	3,890,879
2.48%, 09/21/36 (Call 09/21/31), (5-year CMT + 1.200%)(d)	2,774	2,186,908
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(d)	4,394	3,745,887
2.55%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(d)	2,980	2,757,815
2.57%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.210%)(d)	4,238	3,473,467
2.59%, 04/29/31 (Call 04/29/30), (1-day SOFR + 2.150%)(d)	3,937	3,364,904
2.68%, 06/19/41 (Call 06/19/40), (1-day SOFR + 1.930%)(d)	6,596	4,592,745
2.69%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.320%)(d)	5,937	4,971,805
2.83%, 10/24/51 (Call 10/24/50), (1-day SOFR + 1.880%)(d)	1,547	991,844

34	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.88%, 10/22/30 (Call 10/22/29),
(3-mo. SOFR + 1.452%)(d)	$2,418	$2,129,435
2.97%, 02/04/33 (Call 02/04/32),
(1-day SOFR + 1.330%)(a)(d)	4,925	4,136,537
2.97%, 07/21/52 (Call 07/21/51),
(1-day SOFR + 1.560%)(a)(d)	2,910	1,936,200
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. SOFR + 1.442%)(d)	3,207	2,887,025
3.25%, 10/21/27 (Call 10/21/26)(a)	3,293	3,112,387
3.31%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.580%)(d)	4,263	3,228,256
3.38%, 04/02/26 (Call 04/02/25),
(1-day SOFR + 1.330%)(d)	3,985	3,889,707
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.302%)(d)	7,692	7,186,125
3.50%, 04/19/26	3,323	3,221,493
3.56%, 04/23/27 (Call 04/23/26),
(3-mo. SOFR + 1.322%)(d)	3,804	3,658,766
3.59%, 07/21/28 (Call 07/21/27),
(3-mo. SOFR + 1.632%)(a)(d)	3,019	2,862,193
3.71%, 04/24/28 (Call 04/24/27),
(3-mo. SOFR + 1.774%)(d)	2,865	2,731,504
3.82%, 01/20/28 (Call 01/20/27),
(3-mo. SOFR + 1.837%)(d)	3,376	3,242,811
3.85%, 03/08/37 (Call 03/08/32),
(5-year CMT + 2.000%)(a)(d)	3,167	2,764,833
3.88%, 08/01/25(a)	1,987	1,956,027
3.95%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.452%)(d)	1,738	1,407,950
3.97%, 03/05/29 (Call 03/05/28),
(3-mo. SOFR + 1.332%)(d)	3,376	3,210,957
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(d)	4,018	3,776,866
4.08%, 04/23/40 (Call 04/23/39),
(3-mo. SOFR + 1.582%)(d)	2,210	1,888,411
4.08%, 03/20/51 (Call 03/20/50),
(3-mo. SOFR + 3.412%)(d)	7,161	5,780,352
4.24%, 04/24/38 (Call 04/24/37),
(3-mo. SOFR + 2.076%)(d)	2,807	2,490,074
4.25%, 10/22/26	2,647	2,589,923
4.27%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.572%)(d)	4,016	3,858,568
4.33%, 03/15/50 (Call 03/15/49),
(3-mo. SOFR + 1.782%)(d)	2,868	2,440,015
4.38%, 04/27/28 (Call 04/27/27),
(1-day SOFR + 1.580%)(d)	3,075	2,989,418
4.44%, 01/20/48 (Call 01/20/47),
(3-mo. SOFR + 2.252%)(d)	2,682	2,323,453
4.45%, 03/03/26	2,636	2,594,174
4.57%, 04/27/33 (Call 04/27/32),
(1-day SOFR + 1.830%)(d)	5,085	4,780,571
4.83%, 07/22/26 (Call 07/22/25),
(1-day SOFR + 1.750%)(d)	3,105	3,078,899
4.88%, 04/01/44	642	607,024
4.95%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 2.040%)(d)	4,270	4,227,595
5.00%, 01/21/44	2,628	2,515,010
5.02%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.160%)(d)	6,555	6,389,299
5.08%, 01/20/27 (Call 01/20/26),
(1-day SOFR + 1.290%)(d)	3,750	3,726,266

Security	Par (000)	Value

Banks (continued)
5.20%, 04/25/29 (Call 04/25/28),
(1-day SOFR + 1.630%)(d)	$4,580	$4,555,192
5.29%, 04/25/34 (Call 04/25/33),
(1-day SOFR + 1.910%)(d)	6,470	6,378,392
5.47%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.650%)(a)(d)	3,190	3,180,772
5.82%, 09/15/29 (Call 09/15/28),
(1-day SOFR + 1.570%)(d)	3,555	3,622,822
5.87%, 09/15/34 (Call 09/15/33),
(1-day SOFR + 1.840%)(d)	4,000	4,101,647
5.88%, 02/07/42	2,108	2,221,406
5.93%, 09/15/27 (Call 09/15/26),
(1-day SOFR + 1.340%)(d)	1,995	2,021,688
6.11%, 01/29/37	2,629	2,756,595
6.20%, 11/10/28 (Call 11/10/27),
(1-day SOFR + 1.990%)(a)(d)	2,890	2,981,635
6.22%, 09/15/26	640	654,404
7.75%, 05/14/38	2,183	2,620,843
Series L, 3.95%, 04/21/25	2,817	2,770,567
Series L, 4.18%, 11/25/27 (Call 11/25/26)	2,807	2,714,026
Series L, 4.75%, 04/21/45(a)	674	612,007
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(1-day SOFR + 0.910%)(d)	3,425	3,178,037
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(1-day SOFR + 1.220%)(d)	2,624	2,195,992
Series N, 3.48%, 03/13/52 (Call 03/13/51),
(1-day SOFR + 1.650%)(d)	1,440	1,057,216
Bank of America NA
5.53%, 08/18/26 (Call 07/18/26)	2,435	2,459,081
5.65%, 08/18/25 (Call 07/18/25)	2,050	2,064,804
6.00%, 10/15/36	1,848	1,928,313
Bank of Ireland Group PLC
2.03%, 09/30/27 (Call 09/30/26),
(1-year CMT + 1.100%)(b)(d)	260	236,499
6.25%, 09/16/26 (Call 09/16/25),
(1-year CMT + 2.650%)(b)(d)	1,510	1,517,979
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26),
(1-day SOFR + 0.603%)(d)	1,680	1,550,000
1.25%, 09/15/26	2,255	2,051,268
1.85%, 05/01/25	1,605	1,542,392
2.65%, 03/08/27	1,805	1,685,407
3.09%, 01/10/37 (Call 01/10/32),
(5-year CMT + 1.400%)(d)	1,572	1,272,578
3.70%, 06/07/25	1,305	1,278,644
3.80%, 12/15/32 (Call 12/15/27),
(5-year USD Swap + 1.432%)(d)	1,098	1,010,917
5.20%, 02/01/28 (Call 01/01/28)	2,045	2,052,971
5.27%, 12/11/26	1,505	1,508,806
5.30%, 06/05/26	1,270	1,273,244
5.72%, 09/25/28 (Call 08/25/28)	1,600	1,640,209
5.92%, 09/25/25	600	606,206
Series H, 4.70%, 09/14/27 (Call 08/14/27)	1,380	1,366,395
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	915	844,254
1.05%, 10/15/26 (Call 09/15/26)	733	662,779
1.60%, 04/24/25 (Call 03/24/25)	1,812	1,740,875
1.65%, 07/14/28 (Call 05/14/28)(a)	500	437,538
1.65%, 01/28/31 (Call 10/28/30)(a)	387	311,587
1.80%, 07/28/31 (Call 04/28/31)(a)	650	523,951
2.05%, 01/26/27 (Call 12/26/26)(a)	795	734,605

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.45%, 08/17/26 (Call 05/17/26)	$1,145	$1,078,141
2.50%, 01/26/32 (Call 10/26/31)(a)	560	468,085
2.80%, 05/04/26 (Call 02/04/26)(a)	1,219	1,165,061
3.00%, 10/30/28 (Call 07/30/28)(a)	801	734,656
3.25%, 05/16/27 (Call 02/16/27)	918	872,897
3.30%, 08/23/29 (Call 05/23/29)	1,274	1,169,023
3.40%, 01/29/28 (Call 10/29/27)	1,335	1,265,226
3.44%, 02/07/28 (Call 02/07/27), (3-mo. SOFR + 1.331%)(d)	1,380	1,319,252
3.85%, 04/28/28	1,476	1,425,392
3.85%, 04/26/29 (Call 02/26/29)	435	416,640
3.95%, 11/18/25 (Call 10/18/25)	471	461,156
3.99%, 06/13/28 (Call 06/13/27), (1-day SOFR + 1.151%)(d)	805	780,232
4.29%, 06/13/33 (Call 06/13/32), (1-day SOFR + 1.418%)(d)	1,082	1,012,197
4.41%, 07/24/26 (Call 07/24/25), (1-day SOFR + 1.345%)(d)	1,460	1,439,932
4.54%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.168%)(a)(d)	700	687,853
4.60%, 07/26/30 (Call 07/26/29), (1-day SOFR + 1.755%)(a)(d)	700	683,628
4.71%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.511%)(d)	1,030	987,222
4.95%, 04/26/27 (Call 04/26/26), (1-day SOFR + 1.026%)(d)	1,295	1,287,962
4.97%, 04/26/34 (Call 04/26/33), (1-day SOFR + 1.606%)(d)	1,250	1,218,144
5.15%, 05/22/26 (Call 05/22/25), (1-day SOFR + 1.067%)(d)	710	708,330
5.80%, 10/25/28 (Call 10/25/27), (1-day SOFR + 1.802%)(d)	1,525	1,562,323
5.83%, 10/25/33 (Call 10/25/32), (1-day SOFR + 2.074%)(d)	1,839	1,909,712
6.32%, 10/25/29 (Call 10/25/28), (1-day SOFR + 1.598%)(d)	930	975,087
6.47%, 10/25/34 (Call 10/25/33), (1-day SOFR + 1.845%)(a)(d)	1,370	1,486,109
Series J, 1.90%, 01/25/29 (Call 11/25/28)(a)	862	754,601
Bank of New Zealand
1.00%, 03/03/26(b)	965	887,458
2.29%, 01/27/27(a)(b)	730	672,035
2.87%, 01/27/32(b)	495	413,263
4.85%, 02/07/28(b)	1,050	1,038,891
5.08%, 01/30/29(b)	1,110	1,104,578
Bank of Nova Scotia (The)
1.05%, 03/02/26(a)	1,396	1,287,308
1.30%, 06/11/25	1,762	1,674,535
1.30%, 09/15/26 (Call 06/15/26)	1,252	1,140,471
1.35%, 06/24/26	1,065	977,525
1.95%, 02/02/27	1,125	1,032,913
2.15%, 08/01/31	1,100	898,657
2.45%, 02/02/32(a)	1,310	1,075,147
2.70%, 08/03/26	1,553	1,468,254
2.95%, 03/11/27	900	847,020
3.45%, 04/11/25	2,502	2,449,067
4.50%, 12/16/25	1,949	1,915,737
4.59%, 05/04/37 (Call 02/04/32), (5-year CMT + 2.050%)(d)	1,614	1,443,595
4.75%, 02/02/26	1,760	1,746,076
4.85%, 02/01/30	1,760	1,736,582

Security	Par (000)	Value

Banks (continued)
4.90%, (Call 06/04/25), (5-year CMT + 4.551%)(d)(e)	$1,122	$1,075,231
5.25%, 06/12/28	1,005	1,009,787
5.35%, 12/07/26	1,125	1,129,090
5.45%, 06/12/25	640	640,284
5.65%, 02/01/34	755	766,388
8.63%, 10/27/82 (Call 10/27/27), (5-year CMT + 4.389%)(d)	280	288,068
Series 2, 3.63%, 10/27/81 (Call 10/27/26), (5-year CMT + 2.613%)(d)	952	747,425
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (3-mo. SOFR + 2.090%)(d)	595	495,076
BankUnited Inc. 4.88%, 11/17/25 (Call 08/17/25)(a)	547	531,750
5.13%, 06/11/30 (Call 03/11/30)(a)	560	506,920
Banque Federative du Credit Mutuel SA
1.60%, 10/04/26(b)	1,660	1,514,049
4.52%, 07/13/25(b)	385	380,519
4.75%, 07/13/27(b)	1,025	1,011,687
4.94%, 01/26/26(b)	1,510	1,499,079
5.09%, 01/23/27(a)(b)	1,420	1,417,348
5.79%, 07/13/28(b)	910	930,567
5.90%, 07/13/26(b)	1,340	1,357,455
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1-year CMT + 1.050%)(d)	2,075	1,896,453
2.65%, 06/24/31 (Call 06/24/30), (1-year CMT + 1.900%)(d)	1,127	938,247
2.67%, 03/10/32 (Call 03/10/31), (1-year CMT + 1.200%)(a)(d)	1,762	1,436,281
2.85%, 05/07/26 (Call 05/07/25), (1-day SOFR + 2.714%)(d)	2,200	2,126,890
2.89%, 11/24/32 (Call 11/24/31), (1-year CMT + 1.300%)(d)	2,075	1,689,734
3.33%, 11/24/42 (Call 11/24/41), (1-year CMT + 1.300%)(d)	1,515	1,096,781
3.56%, 09/23/35 (Call 09/23/30), (5-year CMT + 2.900%)(d)	1,293	1,083,768
3.65%, 03/16/25	1,655	1,620,851
3.81%, 03/10/42 (Call 03/10/41), (1-year CMT + 1.700%)(d)	1,010	757,397
4.34%, 01/10/28 (Call 01/10/27)	1,745	1,679,766
4.38%, 01/12/26	3,037	2,975,175
4.84%, 05/09/28 (Call 05/07/27)	2,689	2,591,250
4.95%, 01/10/47	2,060	1,872,658
4.97%, 05/16/29 (Call 05/16/28), (3-mo. LIBOR US + 1.902%)(d)	2,368	2,302,382
5.09%, 06/20/30 (Call 06/20/29), (3-mo. LIBOR US + 3.054%)(d)	2,160	2,046,264
5.20%, 05/12/26(a)	2,632	2,602,473
5.25%, 08/17/45(a)	2,110	2,016,809
5.30%, 08/09/26 (Call 08/09/25), (1-year CMT + 2.300%)(d)	1,910	1,897,803
5.50%, 08/09/28 (Call 08/09/27), (1-year CMT + 2.650%)(d)	1,945	1,936,516
5.75%, 08/09/33 (Call 08/09/32), (1-year CMT + 3.000%)(d)	1,360	1,348,051
5.83%, 05/09/27 (Call 05/09/26), (1-day SOFR + 2.210%)(d)	3,035	3,042,681
6.22%, 05/09/34 (Call 05/09/33), (1-day SOFR + 2.980%)(d)	1,985	2,009,775

36	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.49%, 09/13/29 (Call 09/13/28), (1-day SOFR + 2.220%)(d)	$1,545	$1,592,566
6.50%, 09/13/27 (Call 09/13/26), (1-day SOFR + 1.880%)(d)	895	910,733
6.69%, 09/13/34 (Call 09/13/33), (1-day SOFR + 2.620%)(a)(d)	1,085	1,134,883
7.12%, 06/27/34 (Call 06/27/33), (1-day SOFR + 3.570%)(a)(d)	2,250	2,335,537
7.33%, 11/02/26 (Call 11/02/25), (1-year CMT + 3.050%)(d)	1,790	1,834,508
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(d)	1,895	2,003,338
7.44%, 11/02/33 (Call 11/02/32), (1-year CMT + 3.500%)(d)	2,842	3,109,149
BBVA Bancomer SA/Texas, 1.88%, 09/18/25(b)	720	680,677
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26),
(1-day SOFR + 1.004%)(b)(d)	3,370	3,116,800
1.68%, 06/30/27 (Call 06/30/26),
(1-day SOFR + 0.912%)(a)(b)(d)	1,452	1,328,610
1.90%, 09/30/28 (Call 09/30/27),
(1-day SOFR + 1.609%)(b)(d)	1,867	1,652,158
2.16%, 09/15/29 (Call 09/15/28),
(1-day SOFR + 1.218%)(b)(d)	2,265	1,959,835
2.22%, 06/09/26 (Call 06/09/25),
(1-day SOFR + 2.074%)(b)(d)	2,032	1,945,222
2.59%, 01/20/28 (Call 01/20/27),
(1-day SOFR + 1.228%)(b)(d)	2,373	2,189,049
2.59%, 08/12/35 (Call 08/12/30),
(5-year CMT + 2.050%)(a)(b)(d)	2,479	1,981,124
2.82%, 01/26/41(a)(b)	895	603,959
2.87%, 04/19/32 (Call 04/19/31),
(1-day SOFR + 1.387%)(b)(d)	3,112	2,602,179
3.05%, 01/13/31 (Call 01/13/30),
(1-day SOFR + 1.507%)(b)(d)	995	867,588
3.13%, 01/20/33 (Call 01/20/32),
(1-day SOFR + 1.561%)(b)(d)	1,945	1,636,204
3.50%, 11/16/27(b)	1,810	1,703,649
4.38%, 05/12/26(b)	1,540	1,494,749
4.38%, 03/01/33 (Call 03/01/28),
(5-year USD Swap + 1.483%)(b)(d)	1,455	1,366,754
4.40%, 08/14/28(a)(b)	2,887	2,784,458
4.63%, 03/13/27(a)(b)	2,698	2,618,351
5.13%, 01/13/29 (Call 01/13/28),
(1-year CMT + 1.450%)(b)(d)	2,805	2,785,125
5.18%, 01/09/30 (Call 01/09/29),
(1-day SOFR + 1.520%)(a)(b)(d)	1,710	1,693,996
5.34%, 06/12/29 (Call 06/12/28),
(1-year CMT + 1.500%)(b)(d)	5	4,998
5.50%, 05/20/30 (Call 05/20/29),
(1-day SOFR + 1.590%)(b)(d)	1,200	1,194,621
5.74%, 02/20/35 (Call 02/20/34),
(1-day SOFR + 1.880%)(b)(d)	1,200	1,188,235
5.89%, 12/05/34 (Call 12/05/33),
(1-day SOFR + 1.866%)(b)(d)	2,155	2,202,519
BPCE SA
1.00%, 01/20/26(b)	1,873	1,728,899
1.65%, 10/06/26 (Call 10/06/25),
(1-day SOFR + 1.520%)(b)(d)	1,980	1,850,998
2.05%, 10/19/27 (Call 10/19/26),
(1-day SOFR + 1.087%)(b)(d)	1,777	1,612,693

Security	Par (000)	Value

Banks (continued)
2.28%, 01/20/32 (Call 01/20/31),
(1-day SOFR + 1.312%)(a)(b)(d)	$1,808	$1,447,173
2.70%, 10/01/29(a)(b)	1,296	1,135,709
3.12%, 10/19/32 (Call 10/19/31),
(1-day SOFR + 1.730%)(a)(b)(d)	1,432	1,154,845
3.25%, 01/11/28(b)	1,525	1,415,928
3.38%, 12/02/26	641	613,016
3.50%, 10/23/27(a)(b)	1,270	1,183,323
3.58%, 10/19/42 (Call 10/19/41),
(1-day SOFR + 1.952%)(a)(b)(d)	390	275,408
3.65%, 01/14/37 (Call 01/14/32),
(5-year CMT + 1.900%)(b)(d)	1,525	1,235,639
4.50%, 03/15/25(b)	990	972,020
4.63%, 09/12/28(b)	765	739,307
4.75%, 07/19/27(a)(b)	1,212	1,188,042
4.88%, 04/01/26(a)(b)	1,473	1,440,459
5.13%, 01/18/28(b)	1,225	1,215,243
5.20%, 01/18/27(a)(b)	520	519,746
5.72%, 01/18/30 (Call 01/18/29),
(1-year CMT + 1.959%)(a)(b)(d)	1,105	1,100,310
5.75%, 07/19/33 (Call 07/19/32),
(1-day SOFR + 2.865%)(a)(b)(d)	1,358	1,343,271
5.98%, 01/18/27 (Call 01/18/26),
(1-day SOFR + 2.10%)(b)(d)	1,975	1,976,638
6.51%, 01/18/35 (Call 01/18/34),
(1-year CMT + 2.791%)(b)(d)	840	832,308
6.61%, 10/19/27 (Call 10/19/26),
(1-day SOFR + 1.980%)(a)(b)(d)	750	765,024
6.71%, 10/19/29 (Call 10/19/28),
(1-day SOFR + 2.270%)(a)	1,025	1,064,098
7.00%, 10/19/34 (Call 10/19/33),
(1-day SOFR + 2.590%)(b)(d)	1,325	1,413,831
CaixaBank SA
6.21%, 01/18/29 (Call 01/18/28),
(1-day SOFR + 2.700%)(b)(d)	1,380	1,399,237
6.68%, 09/13/27 (Call 09/13/26),
(1-day SOFR + 2.080%)(a)(b)(d)	910	927,608
6.84%, 09/13/34 (Call 09/13/33),
(1-day SOFR + 2.770%)(a)(b)(d)	540	567,773
Canadian Imperial Bank of Commerce
0.95%, 10/23/25(a)	1,655	1,547,307
1.25%, 06/22/26 (Call 05/22/26)	1,069	979,786
3.30%, 04/07/25	1,190	1,162,525
3.45%, 04/07/27 (Call 03/07/27)	1,390	1,325,421
3.60%, 04/07/32 (Call 03/07/32)(a)	1,400	1,251,283
3.95%, 08/04/25	1,090	1,068,623
5.00%, 04/28/28 (Call 03/28/28)	1,325	1,320,244
5.14%, 04/28/25	720	717,487
5.62%, 07/17/26	400	403,940
5.93%, 10/02/26	625	636,609
5.99%, 10/03/28 (Call 09/03/28)(a)	805	833,017
6.09%, 10/03/33 (Call 07/03/33)	1,485	1,541,453
CIMB Bank Bhd, 2.13%, 07/20/27(b)	720	652,082
Citibank NA
5.49%, 12/04/26 (Call 11/04/26)(a)	2,435	2,455,303
5.80%, 09/29/28 (Call 08/29/28)	2,405	2,477,797
5.86%, 09/29/25 (Call 08/29/25)	1,750	1,770,561
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 0.765%)(d)	2,835	2,612,712

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.46%, 06/09/27 (Call 06/09/26),
(1-day SOFR + 0.770%)(d)	$3,365	$3,082,028
2.52%, 11/03/32 (Call 11/03/31),
(1-day SOFR + 1.177%)(d)	2,504	2,032,469
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(d)	4,040	3,326,239
2.57%, 06/03/31 (Call 06/03/30),
(1-day SOFR + 2.107%)(d)	4,655	3,936,331
2.67%, 01/29/31 (Call 01/29/30),
(1-day SOFR + 1.146%)(d)	3,149	2,701,639
2.90%, 11/03/42 (Call 11/03/41),
(1-day SOFR + 1.379%)(d)	1,830	1,297,772
2.98%, 11/05/30 (Call 11/05/29),
(1-day SOFR + 1.422%)(a)(d)	2,862	2,522,282
3.06%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.351%)(a)(d)	4,046	3,397,187
3.07%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.280%)(d)	3,313	3,103,248
3.11%, 04/08/26 (Call 04/08/25),
(1-day SOFR + 2.842%)(d)	4,323	4,207,625
3.20%, 10/21/26 (Call 07/21/26)(a)	3,693	3,506,803
3.29%, 03/17/26 (Call 03/17/25),
(1-day SOFR + 1.528%)(d)	1,875	1,830,369
3.30%, 04/27/25	1,471	1,438,229
3.40%, 05/01/26	3,067	2,950,773
3.52%, 10/27/28 (Call 10/27/27),
(3-mo. SOFR + 1.412%)(d)	3,828	3,597,323
3.67%, 07/24/28 (Call 07/24/27),
(3-mo. SOFR + 1.652%)(d)	3,397	3,221,012
3.70%, 01/12/26	2,558	2,490,174
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(d)	4,187	3,704,800
3.88%, 03/26/25	1,274	1,250,578
3.88%, 01/24/39 (Call 01/24/38),
(3-mo. SOFR + 1.430%)(d)	1,421	1,195,824
3.89%, 01/10/28 (Call 01/10/27),
(3-mo. SOFR + 1.825%)(d)	3,671	3,528,281
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(d)	3,310	3,102,664
4.08%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.454%)(d)	2,853	2,722,907
4.13%, 07/25/28	3,190	3,034,475
4.28%, 04/24/48 (Call 04/24/47),
(3-mo. SOFR + 2.101%)(d)	1,472	1,249,073
4.30%, 11/20/26	1,504	1,464,963
4.40%, 06/10/25	3,071	3,025,344
4.41%, 03/31/31 (Call 03/31/30),
(1-day SOFR + 3.914%)(d)	4,919	4,646,703
4.45%, 09/29/27	4,410	4,271,764
4.60%, 03/09/26	1,615	1,588,539
4.65%, 07/30/45	1,379	1,240,249
4.65%, 07/23/48 (Call 06/23/48)(a)	3,408	3,032,882
4.66%, 05/24/28 (Call 05/24/27),
(1-day SOFR + 1.887%)(d)	960	943,057
4.75%, 05/18/46	2,766	2,434,581
4.91%, 05/24/33 (Call 05/24/32),
(1-day SOFR + 2.086%)(d)	3,337	3,195,144
5.17%, 02/13/30 (Call 02/13/29),
(1-day SOFR + 1.364%)(d)	1,590	1,573,760
5.30%, 05/06/44	1,343	1,282,500

Security	Par (000)	Value

Banks (continued)
5.32%, 03/26/41 (Call 03/26/40),
(1-day SOFR + 4.548%)(d)	$1,261	$1,233,149
5.50%, 09/13/25	1,873	1,869,436
5.61%, 09/29/26 (Call 09/29/25),
(1-day SOFR + 1.546%)(d)	3,567	3,571,526
5.83%, 02/13/35 (Call 02/13/34),
(1-day SOFR + 2.056%)(d)	2,630	2,573,115
5.88%, 02/22/33	808	824,171
5.88%, 01/30/42(a)	1,449	1,521,743
6.00%, 10/31/33(a)	1,087	1,123,467
6.13%, 08/25/36	1,057	1,085,202
6.17%, 05/25/34 (Call 05/25/33),
(1-day SOFR + 2.661%)(d)	3,495	3,521,195
6.27%, 11/17/33 (Call 11/17/32),
(1-day SOFR + 2.338%)(a)(d)	3,364	3,528,993
6.63%, 01/15/28(a)	413	436,441
6.63%, 06/15/32	1,427	1,519,451
6.68%, 09/13/43	1,352	1,491,616
6.88%, 03/05/38(a)	545	589,881
6.88%, 02/15/98	216	246,989
8.13%, 07/15/39	2,605	3,308,057
Citizens Bank NA
2.25%, 04/28/25 (Call 03/28/25)(a)	810	777,189
4.58%, 08/09/28 (Call 08/09/27),
(1-day SOFR + 2.000%)(a)(d)	1,035	986,185
Citizens Bank NA/Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	668	639,919
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	585	485,295
2.64%, 09/30/32 (Call 07/02/32)	748	567,955
2.85%, 07/27/26 (Call 04/27/26)(a)	830	773,688
3.25%, 04/30/30 (Call 01/30/30)(a)	1,050	908,460
4.30%, 12/03/25 (Call 11/03/25)	388	377,782
5.64%, 05/21/37 (Call 05/21/32),
(5-year CMT + 2.750%)(a)(d)	585	536,990
5.84%, 01/23/30 (Call 01/23/29),
(1-day SOFR + 2.010%)(d)	185	182,785
Comerica Bank
4.00%, 07/27/25	345	334,652
5.33%, 08/25/33 (Call 08/25/32),
(1-day SOFR + 2.610%)(d)	225	200,910
Comerica Inc.
3.80%, 07/22/26	457	436,826
4.00%, 02/01/29 (Call 11/03/28)(a)	954	857,675
Commonwealth Bank of Australia
1.13%, 06/15/26(b)	2,657	2,432,782
1.88%, 09/15/31(a)(b)	1,354	1,087,702
2.30%, 03/14/25(a)(b)	1,505	1,461,452
2.55%, 03/14/27(a)(b)	1,701	1,585,507
2.63%, 09/06/26(a)(b)	1,075	1,015,257
2.69%, 03/11/31(b)	2,410	1,981,342
2.85%, 05/18/26(b)	925	882,598
3.15%, 09/19/27(b)	632	593,160
3.31%, 03/11/41(a)(b)	1,482	1,062,282
3.61%, 09/12/34 (Call 09/12/29),
(5-year CMT + 2.050%)(a)(b)(d)	1,896	1,686,686
3.74%, 09/12/39(a)(b)	2,021	1,586,921
3.78%, 03/14/32(b)	990	866,007
3.90%, 03/16/28(a)(b)	1,157	1,114,121
3.90%, 07/12/47(a)(b)	1,693	1,389,703
4.32%, 01/10/48(b)	1,176	944,095

38	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.50%, 12/09/25(b)	$538	$527,848
Commonwealth Bank of Australia/New York
5.32%, 03/13/26	1,370	1,376,454
5.50%, 09/12/25	500	502,857
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25),
(1-year CMT + 0.730%)(b)(d)	1,649	1,536,581
1.11%, 02/24/27 (Call 02/24/26),
(1-year CMT + 0.550%)(b)(d)	2,620	2,402,042
1.34%, 06/24/26 (Call 06/24/25),
(1-year CMT + 1.000%)(b)(d)	1,300	1,228,420
1.98%, 12/15/27 (Call 12/15/26),
(1-year CMT + 0.730%)(b)(d)	2,165	1,964,048
3.65%, 04/06/28 (Call 04/06/27),
(1-year CMT + 1.220%)(b)(d)	1,696	1,606,861
3.75%, 07/21/26	2,273	2,178,687
3.76%, 04/06/33 (Call 04/06/32),
(1-year CMT + 1.420%)(b)(d)	1,230	1,091,700
4.38%, 08/04/25	1,170	1,147,515
4.66%, 08/22/28 (Call 08/22/27),
(1-year CMT + 1.750%)(b)(d)	2,065	2,011,965
4.80%, 01/09/29(a)	600	594,345
4.85%, 01/09/26	500	497,886
5.04%, 03/05/27	750	750,192
5.25%, 05/24/41(a)	1,987	2,008,075
5.25%, 08/04/45(a)	1,232	1,195,671
5.45%, 03/05/30 (Call 03/05/29),
(1-year CMT + 1.120%)(b)(d)	1,250	1,250,012
5.56%, 02/28/29 (Call 02/28/28),
(1-year CMT + 1.400%)(b)(d)	40	40,139
5.75%, 12/01/43	1,890	1,901,576
Cooperatieve Rabobank UA/NY
3.38%, 05/21/25	1,982	1,940,515
5.50%, 07/18/25	750	753,527
5.50%, 10/05/26	710	718,370
Credicorp Ltd., 2.75%, 06/17/25
(Call 05/17/25)(a)(b)	605	579,380
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26),
(1-day SOFR + 0.891%)(b)(d)	1,212	1,118,770
2.02%, 01/11/27(a)(b)	1,000	919,317
2.81%, 01/11/41(b)	1,287	864,213
3.25%, 01/14/30(a)(b)	1,919	1,683,316
4.00%, 01/10/33 (Call 01/10/28),
(5-year USD Swap + 1.644%)(b)(d)	1,555	1,437,008
4.38%, 03/17/25(b)	325	319,427
5.30%, 07/12/28(a)(b)	1,795	1,808,358
5.34%, 01/10/30 (Call 01/10/29),
(1-day SOFR + 1.690%)(a)(b)(d)	1,020	1,011,838
5.51%, 07/05/33(b)	715	728,127
5.59%, 07/05/26(b)	1,095	1,104,096
6.25%, 01/10/35 (Call 01/10/34),
(1-day SOFR + 2.670%)(b)(d)	1,720	1,718,655
6.32%, 10/03/29 (Call 10/03/28),
(1-day SOFR + 1.860%)(b)(d)	2,445	2,519,875
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25),
(1-day SOFR + 1.676%)(b)(d)	2,462	2,345,759
4.13%, 01/10/27(a)(b)	1,941	1,880,279
Credit Suisse AG/New York
1.25%, 08/07/26	2,090	1,894,918

Security	Par (000)	Value

Banks (continued)
2.95%, 04/09/25	$1,319	$1,280,766
5.00%, 07/09/27	1,815	1,798,246
7.50%, 02/15/28	3,075	3,309,746
Danske Bank A/S
1.55%, 09/10/27 (Call 09/10/26),
(1-year CMT + 0.730%)(a)(b)(d)	835	758,293
1.62%, 09/11/26 (Call 09/11/25),
(1-year CMT + 1.350%)(b)(d)	892	836,221
4.30%, 04/01/28 (Call 04/01/27),
(1-year CMT + 1.750%)(a)(b)(d)	1,615	1,555,385
4.38%, 06/12/28(b)	654	632,006
5.43%, 03/01/28 (Call 03/01/27),
(1-year CMT + 0.950%)(b)(d)	1,000	1,001,469
5.71%, 03/01/30 (Call 03/01/29),
(1-year CMT + 1.400%)(b)(d)	1,000	1,002,123
6.26%, 09/22/26 (Call 09/22/25),
(1-year CMT + 1.180%)(b)(d)	1,545	1,560,928
Deutsche Bank AG
4.10%, 01/13/26	684	665,810
4.50%, 04/01/25(a)	1,525	1,495,765
5.71%, 02/08/28 (Call 02/08/27),
(1-day SOFR + 1.594%)(d)	670	665,362
Deutsche Bank AG/New York
1.69%, 03/19/26	1,090	1,015,654
2.13%, 11/24/26 (Call 11/24/25),
(1-day SOFR + 1.870%)(d)	2,675	2,506,977
2.31%, 11/16/27 (Call 11/16/26),
(1-day SOFR + 1.219%)(d)	1,640	1,489,849
2.55%, 01/07/28 (Call 01/07/27),
(1-day SOFR + 1.318%)(d)	2,770	2,525,749
3.04%, 05/28/32 (Call 05/28/31),
(1-day SOFR + 1.718%)(d)	1,528	1,263,487
3.55%, 09/18/31 (Call 09/18/30),
(1-day SOFR + 3.043%)(d)	2,672	2,318,358
3.73%, 01/14/32 (Call 10/14/30),
(1-day SOFR + 2.757%)(d)	1,200	982,922
3.74%, 01/07/33 (Call 10/07/31),
(1-day SOFR + 2.257%)(d)	1,365	1,097,004
4.10%, 01/13/26	660	643,788
4.16%, 05/13/25	295	290,410
4.88%, 12/01/32 (Call 12/01/27),
(5-year USD ICE Swap + 2.553%)(d)	1,520	1,406,956
5.37%, 09/09/27	570	571,044
5.88%, 07/08/31 (Call 04/08/30),
(1-day SOFR + 5.438%)(d)	380	363,750
6.12%, 07/14/26 (Call 07/14/25),
(1-day SOFR + 3.190%)(d)	1,210	1,212,614
6.72%, 01/18/29 (Call 01/18/28),
(1-day SOFR + 3.180%)(d)	1,410	1,448,614
6.82%, 11/20/29 (Call 11/20/28),
(1-day SOFR + 2.510%)(d)	1,050	1,085,846
7.08%, 02/10/34 (Call 11/10/32),
(1-day SOFR + 3.650%)(d)	1,645	1,639,631
7.15%, 07/13/27 (Call 07/13/26),
(1-day SOFR + 2.520%)(d)	1,430	1,468,813
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	750	637,636
3.45%, 07/27/26 (Call 04/27/26)	1,360	1,289,799
4.25%, 03/13/26	507	492,417
4.65%, 09/13/28 (Call 06/13/28)	980	935,791

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
DNB Bank ASA
1.13%, 09/16/26 (Call 09/16/25),
(1-year CMT + 0.850%)(a)(b)(d)	$845	$788,212
1.54%, 05/25/27 (Call 05/25/26),
(1-year CMT + 0.720%)(a)(b)(d)	1,300	1,192,615
1.61%, 03/30/28 (Call 03/30/27),
(1-year CMT + 0.680%)(a)(b)(d)	890	792,284
5.90%, 10/09/26 (Call 10/09/25),
(1-day SOFR + 1.950%)(a)(b)(d)	1,305	1,311,833
Federation des Caisses Desjardins du Quebec
4.40%, 08/23/25(a)(b)	647	637,894
4.55%, 08/23/27(a)(b)	646	633,973
5.25%, 04/26/29(b)	1,080	1,070,240
5.70%, 03/14/28(a)(b)	935	945,291
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26),
(1-day SOFR + 0.685%)(d)	725	651,019
2.55%, 05/05/27 (Call 04/05/27)	922	846,660
3.95%, 03/14/28 (Call 02/14/28)(a)	773	735,292
4.06%, 04/25/28 (Call 04/25/27),
(1-day SOFR + 1.355%)(d)	745	706,308
4.34%, 04/25/33 (Call 04/25/32),
(1-day SOFR + 1.660%)(a)(d)	805	729,803
4.77%, 07/28/30 (Call 07/28/29),
(1-day SOFR + 2.127%)(d)	1,396	1,332,082
5.63%, 01/29/32 (Call 01/29/31),
(1-day SOFR + 1.840%)(a)(d)	345	341,912
6.34%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 2.340%)(d)	1,385	1,421,233
6.36%, 10/27/28 (Call 10/27/27),
(1-day SOFR + 2.192%)(d)	1,494	1,523,066
8.25%, 03/01/38	1,490	1,761,749
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	937	859,700
3.85%, 03/15/26 (Call 02/15/26)	1,176	1,132,904
3.95%, 07/28/25 (Call 06/28/25)	770	753,624
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (3-mo. SOFR + 2.465%)(a)(d)	772	738,209
First Horizon Bank, 5.75%, 05/01/30
(Call 02/01/30)	645	602,636
First Horizon Corp., 4.00%, 05/26/25
(Call 04/26/25)(a)	380	371,494
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(a)	525	533,159
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)(a)	473	464,409
Goldman Sachs Capital I, 6.35%, 02/15/34	820	840,106
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26 (Call 12/09/25),
(1-day SOFR + 0.789%)(d)	2,549	2,361,247
1.43%, 03/09/27 (Call 03/09/26),
(1-day SOFR + 0.798%)(d)	3,762	3,477,017
1.54%, 09/10/27 (Call 09/10/26),
(1-day SOFR + 0.818%)(d)	3,595	3,272,483
1.95%, 10/21/27 (Call 10/21/26),
(1-day SOFR + 0.913%)(d)	5,378	4,923,284
1.99%, 01/27/32 (Call 01/27/31),
(1-day SOFR + 1.090%)(d)	3,481	2,791,194
2.38%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.248%)(d)	4,631	3,768,634
2.60%, 02/07/30 (Call 11/07/29)	2,878	2,499,360

Security	Par (000)	Value

Banks (continued)
2.62%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.281%)(d)	$4,848	$4,031,018
2.64%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.114%)(d)	3,988	3,693,424
2.65%, 10/21/32 (Call 10/21/31),
(1-day SOFR + 1.264%)(d)	3,937	3,247,136
2.91%, 07/21/42 (Call 07/21/41),
(1-day SOFR + 1.472%)(d)	1,994	1,413,346
3.10%, 02/24/33 (Call 02/24/32),
(1-day SOFR + 1.410%)(d)	5,275	4,473,308
3.21%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.513%)(d)	3,061	2,277,722
3.44%, 02/24/43 (Call 02/24/42),
(1-day SOFR + 1.632%)(d)	2,576	1,959,590
3.50%, 04/01/25 (Call 03/01/25)	3,878	3,797,833
3.50%, 11/16/26 (Call 11/16/25)	3,124	2,996,463
3.62%, 03/15/28 (Call 03/15/27),
(1-day SOFR + 1.846%)(d)	3,835	3,656,411
3.69%, 06/05/28 (Call 06/05/27),
(3-mo. SOFR + 1.772%)(a)(d)	3,043	2,901,959
3.75%, 05/22/25 (Call 02/22/25)	2,494	2,444,377
3.75%, 02/25/26 (Call 11/25/25)	2,227	2,170,421
3.80%, 03/15/30 (Call 12/15/29)	2,750	2,556,920
3.81%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.420%)(d)	3,316	3,130,747
3.85%, 01/26/27 (Call 01/26/26)	3,995	3,858,084
4.02%, 10/31/38 (Call 10/31/37),
(3-mo. SOFR + 1.635%)(d)	3,484	2,976,617
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.563%)(d)	4,561	4,373,269
4.25%, 10/21/25(a)	2,511	2,466,520
4.39%, 06/15/27 (Call 06/15/26),
(1-day SOFR + 1.510%)(a)(d)	1,100	1,079,674
4.41%, 04/23/39 (Call 04/23/38),
(3-mo. SOFR + 1.692%)(d)	2,195	1,942,390
4.48%, 08/23/28 (Call 08/23/27),
(1-day SOFR + 1.725%)(d)	3,430	3,344,330
4.75%, 10/21/45 (Call 04/21/45)	2,467	2,254,140
4.80%, 07/08/44 (Call 01/08/44)	2,499	2,282,478
5.15%, 05/22/45	2,380	2,271,373
5.80%, 08/10/26 (Call 08/10/25),
(1-day SOFR + 1.075%)(d)	2,475	2,488,648
5.95%, 01/15/27	1,155	1,179,201
6.13%, 02/15/33(a)	825	884,989
6.25%, 02/01/41	3,207	3,452,231
6.45%, 05/01/36(a)	1,208	1,286,976
6.48%, 10/24/29 (Call 10/24/28),
(1-day SOFR + 1.770%)(d)	3,660	3,834,774
6.56%, 10/24/34 (Call 10/24/33),
(1-day SOFR + 1.950%)(a)(d)	1,315	1,416,526
6.75%, 10/01/37	7,250	7,880,397
Hana Bank
1.25%, 12/16/26(a)(b)	95	85,038
3.25%, 03/30/27(b)	280	265,003
3.50%, (Call 10/19/26),
(5-year CMT + 2.409%)(b)(d)(e)	390	365,804
5.75%, 10/24/28(b)	185	190,287
HBOS PLC, 6.00%, 11/01/33(b)	476	449,664
HSBC Bank USA NA, 7.00%, 01/15/39	935	1,069,556
HSBC Bank USA NA/New York 5.63%, 08/15/35(a)	510	499,907

40	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.88%, 11/01/34	$505	$520,768
HSBC Capital Funding Dollar 1 LP, 10.18%, (Call 06/30/30),
(3-mo. LIBOR US + 4.980%)(b)(d)(e)	1,067	1,337,216
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26), (1-day SOFR + 1.290%)(d)	2,830	2,590,973
1.65%, 04/18/26 (Call 04/18/25), (1-day SOFR + 1.538%)(d)	2,402	2,292,498
2.01%, 09/22/28 (Call 09/22/27), (1-day SOFR + 1.732%)(d)	2,755	2,440,819
2.10%, 06/04/26 (Call 06/04/25), (1-day SOFR + 1.929%)(d)	2,575	2,463,511
2.21%, 08/17/29 (Call 08/17/28), (1-day SOFR + 1.285%)(d)	2,745	2,383,188
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(d)	3,260	2,986,306
2.36%, 08/18/31 (Call 08/18/30), (1-day SOFR + 1.947%)(d)	1,800	1,481,045
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(d)	4,292	3,548,554
2.85%, 06/04/31 (Call 06/04/30), (1-day SOFR + 2.387%)(d)	1,922	1,635,886
2.87%, 11/22/32 (Call 11/22/31), (1-day SOFR + 1.410%)(d)	2,310	1,905,503
3.00%, 03/10/26 (Call 03/10/25), (1-day SOFR + 1.430%)(d)	2,750	2,672,924
3.90%, 05/25/26	3,305	3,202,436
3.97%, 05/22/30 (Call 05/22/29), (3-mo. SOFR + 1.872%)(a)(d)	3,842	3,562,401
4.04%, 03/13/28 (Call 03/13/27), (3-mo. SOFR + 1.808%)(d)	3,293	3,156,874
4.25%, 08/18/25	660	645,835
4.29%, 09/12/26 (Call 09/12/25), (3-mo. SOFR + 1.609%)(a)(d)	2,991	2,931,628
4.30%, 03/08/26(a)	3,487	3,417,732
4.38%, 11/23/26	1,979	1,925,778
4.58%, 06/19/29 (Call 06/19/28), (3-mo. SOFR + 1.796%)(d)	3,741	3,599,057
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(d)	3,175	3,100,141
4.76%, 03/29/33 (Call 03/29/32), (1-day SOFR + 2.530%)(d)	3,120	2,867,372
4.95%, 03/31/30	3,022	2,959,472
5.21%, 08/11/28 (Call 08/11/27), (1-day SOFR + 2.610%)(d)	2,610	2,584,689
5.25%, 03/14/44(a)	1,660	1,580,566
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(d)	3,200	3,144,534
5.55%, 03/04/30 (Call 03/04/29), (1-day SOFR + 1.460%)(d)	2,000	1,998,172
5.72%, 03/04/35 (Call 03/04/34), (1-day SOFR + 1.780%)(d)	2,000	1,993,023
5.89%, 08/14/27 (Call 08/14/26), (1-day SOFR + 1.570%)(d)	2,715	2,733,010
6.10%, 01/14/42(a)	920	1,008,449
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(d)	2,710	2,768,847
6.25%, 03/09/34 (Call 03/09/33), (1-day SOFR + 2.390%)(a)(d)	2,970	3,081,830

Security	Par (000)	Value

Banks (continued)
6.33%, 03/09/44 (Call 03/09/43), (1-day SOFR + 2.650%)(d)	$3,790	$3,984,679
6.50%, 05/02/36	2,610	2,721,913
6.50%, 09/15/37	2,033	2,100,204
6.55%, 06/20/34 (Call 06/20/33), (1-day SOFR + 2.980%)(d)	1,850	1,893,482
6.80%, 06/01/38(a)	809	849,184
7.34%, 11/03/26 (Call 11/03/25), (1-day SOFR + 3.030%)(d)	2,305	2,373,284
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(d)	3,195	3,384,694
7.40%, 11/13/34 (Call 11/13/33), (1-day SOFR + 3.020%)(d)	2,250	2,412,270
7.63%, 05/17/32(a)	110	121,959
8.11%, 11/03/33 (Call 11/03/32), (1-day SOFR + 4.250%)(d)	2,715	3,065,840
HSBC USA Inc.
5.29%, 03/04/27	665	665,632
5.63%, 03/17/25	1,200	1,201,458
7.20%, 07/15/97(a)	170	203,112
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31), (5-year CMT + 1.170%)(a)(d)	770	582,478
2.55%, 02/04/30 (Call 11/04/29)	1,010	852,122
4.00%, 05/15/25 (Call 04/15/25)(a)	350	343,711
4.44%, 08/04/28 (Call 08/04/27), (1-day SOFR + 1.970%)(a)(d)	1,327	1,274,459
5.02%, 05/17/33 (Call 05/17/32), (1-day SOFR + 2.050%)(d)	693	655,126
6.21%, 08/21/29 (Call 08/21/28), (1-day SOFR + 2.020%)(d)	1,010	1,027,029
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(d)	965	931,064
5.65%, 01/10/30 (Call 11/10/29)	825	822,317
ICICI Bank Ltd./Dubai
3.80%, 12/14/27(b)	450	424,558
4.00%, 03/18/26(b)	935	907,826
Industrial & Commercial Bank of China Ltd.,
4.88%, 09/21/25(a)(b)	1,975	1,952,979
Industrial & Commercial Bank of China Ltd./ New York, 3.54%, 11/08/27	1,543	1,466,329
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25), (1-year CMT + 1.100%)(b)(d)	1,403	1,328,573
1.73%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.005%)(d)	1,524	1,410,780
2.73%, 04/01/32 (Call 04/01/31), (1-day SOFR + 1.316%)(d)	1,082	910,845
3.87%, 03/28/26 (Call 03/28/25), (1-day SOFR + 1.640%)(d)	1,345	1,320,057
3.95%, 03/29/27	2,074	1,997,288
4.02%, 03/28/28 (Call 03/28/27), (1-day SOFR + 1.830%)(d)	1,295	1,243,463
4.05%, 04/09/29	1,074	1,015,686
4.25%, 03/28/33 (Call 03/28/32), (1-day SOFR + 2.070%)(a)(d)	1,510	1,390,036
4.55%, 10/02/28	1,607	1,568,191
4.63%, 01/06/26(b)	2,476	2,445,111
6.08%, 09/11/27 (Call 09/11/26), (1-day SOFR + 1.560%)(d)	585	592,733

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.11%, 09/11/34 (Call 09/11/33), (1-day SOFR + 2.090%)(d)	$975	$1,005,592
Intesa Sanpaolo SpA
3.88%, 07/14/27(a)(b)	1,500	1,398,588
3.88%, 01/12/28(b)	645	593,440
6.63%, 06/20/33(a)(b)	1,370	1,385,029
7.00%, 11/21/25(a)(b)	710	722,709
7.20%, 11/28/33(b)	1,845	1,931,450
7.78%, 06/20/54 (Call 06/20/53), (1-year CMT + 3.900%)(b)(d)	2,005	2,025,834
7.80%, 11/28/53(b)	1,370	1,480,058
8.25%, 11/21/33 (Call 11/21/32), (1-year CMT + 4.400%)(b)(d)	1,820	1,975,073
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26), (3-mo. SOFR + 0.695%)(d)	2,707	2,494,632
1.05%, 11/19/26 (Call 11/19/25), (1-day SOFR + 0.800%)(d)	3,392	3,153,828
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(d)	3,464	3,147,505
1.58%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(d)	4,310	3,985,633
1.76%, 11/19/31 (Call 11/19/30), (3-mo. SOFR + 1.105%)(a)(d)	1,906	1,534,968
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(d)	3,908	3,142,899
2.01%, 03/13/26 (Call 03/13/25), (3-mo. SOFR + 1.585%)(d)	2,948	2,842,278
2.07%, 06/01/29 (Call 06/01/28), (1-day SOFR + 1.015%)(d)	2,880	2,537,260
2.08%, 04/22/26 (Call 04/22/25), (1-day SOFR + 1.850%)(d)	5,001	4,811,544
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(d)	2,240	2,040,756
2.52%, 04/22/31 (Call 04/22/30), (1-day SOFR + 2.040%)(d)	3,575	3,058,818
2.53%, 11/19/41 (Call 11/19/40), (3-mo. SOFR + 1.510%)(a)(d)	2,235	1,535,792
2.55%, 11/08/32 (Call 11/08/31), (1-day SOFR + 1.180%)(d)	4,068	3,349,742
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(d)	4,518	3,780,237
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(d)	4,843	4,248,725
2.95%, 10/01/26 (Call 07/01/26)	2,757	2,620,882
2.95%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.170%)(d)	2,300	2,154,543
2.96%, 05/13/31 (Call 05/13/30), (3-mo. SOFR + 2.515%)(d)	3,678	3,194,612
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(d)	4,627	3,907,927
3.11%, 04/22/41 (Call 04/22/40), (3-mo. SOFR + 2.460%)(d)	2,112	1,588,993
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(d)	3,090	2,120,473
3.16%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.460%)(d)	2,803	2,101,716
3.20%, 06/15/26 (Call 03/15/26)(a)	2,598	2,500,273
3.30%, 04/01/26 (Call 01/01/26)	3,285	3,168,117
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(d)	4,676	3,319,517

Security	Par (000)	Value

Banks (continued)
3.51%, 01/23/29 (Call 01/23/28), (3-mo. SOFR + 1.207%)(d)	$3,179	$2,994,252
3.54%, 05/01/28 (Call 05/01/27), (3-mo. SOFR + 1.642%)(d)	3,393	3,225,190
3.63%, 12/01/27 (Call 12/01/26)	1,691	1,610,457
3.70%, 05/06/30 (Call 05/06/29), (3-mo. SOFR + 1.422%)(d)	3,416	3,182,655
3.78%, 02/01/28 (Call 02/01/27), (3-mo. SOFR + 1.599%)(d)	2,916	2,800,012
3.88%, 07/24/38 (Call 07/24/37), (3-mo. SOFR + 1.622%)(d)	3,450	2,942,812
3.90%, 07/15/25 (Call 04/15/25)	2,479	2,436,917
3.90%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.482%)(d)	2,398	1,914,828
3.96%, 01/29/27 (Call 01/29/26), (3-mo. SOFR + 1.507%)(d)	2,560	2,499,309
3.96%, 11/15/48 (Call 11/15/47), (3-mo. SOFR + 1.642%)(d)	4,148	3,329,726
4.01%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.382%)(d)	2,949	2,817,461
4.03%, 07/24/48 (Call 07/24/47), (3-mo. SOFR + 1.722%)(d)	2,118	1,721,762
4.08%, 04/26/26 (Call 04/26/25), (1-day SOFR + 1.320%)(d)	3,480	3,423,716
4.13%, 12/15/26(a)	2,885	2,816,496
4.20%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.522%)(d)	3,509	3,369,197
4.25%, 10/01/27	2,252	2,206,530
4.26%, 02/22/48 (Call 02/22/47), (3-mo. SOFR + 1.842%)(d)	2,532	2,151,582
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(d)	4,140	4,040,013
4.45%, 12/05/29 (Call 12/05/28), (3-mo. SOFR + 1.592%)(d)	3,046	2,946,386
4.49%, 03/24/31 (Call 03/24/30), (3-mo. SOFR + 3.790%)(d)	3,649	3,504,667
4.57%, 06/14/30 (Call 06/14/29), (1-day SOFR + 1.750%)(d)	2,795	2,707,898
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(d)	3,250	3,083,709
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(d)	4,500	4,450,132
4.85%, 02/01/44	1,370	1,286,446
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(a)(d)	5,828	5,653,558
4.95%, 06/01/45	2,384	2,238,292
5.01%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.310%)(d)	3,305	3,269,797
5.04%, 01/23/28 (Call 01/23/27), (1-day SOFR + 1.190%)(d)	1,895	1,884,926
5.30%, 07/24/29 (Call 07/24/28), (1-day SOFR + 1.450%)(d)	3,515	3,523,964
5.34%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.620%)(d)	1,685	1,675,949
5.35%, 06/01/34 (Call 06/01/33), (1-day SOFR + 1.845%)(d)	5,495	5,470,656
5.40%, 01/06/42(a)	1,715	1,736,321
5.50%, 10/15/40	1,790	1,830,268
5.60%, 07/15/41	2,436	2,513,324
5.63%, 08/16/43(a)	1,771	1,817,585

42	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.72%, 09/14/33 (Call 09/14/32), (1-day SOFR + 2.580%)(a)(d)	$4,555	$4,612,075
6.07%, 10/22/27 (Call 10/22/26), (1-day SOFR + 1.330%)(d)	2,980	3,037,276
6.09%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.570%)(d)	3,065	3,168,131
6.25%, 10/23/34 (Call 10/23/33), (1-day SOFR + 1.810%)(d)	3,615	3,834,853
6.40%, 05/15/38	3,427	3,823,401
7.63%, 10/15/26	1,297	1,377,978
7.75%, 07/15/25	165	170,711
8.00%, 04/29/27	1,254	1,362,536
8.75%, 09/01/30	347	408,600
JPMorgan Chase Bank NA, 5.11%, 12/08/26 (Call 11/08/26)	3,515	3,519,582
KBC Group NV
5.80%, 01/19/29 (Call 01/19/28), (1-year CMT + 2.100%)(a)(b)(d)	1,200	1,207,286
6.32%, 09/21/34 (Call 09/21/33), (1-year CMT + 2.050%)(a)(b)(d)	1,245	1,290,138
KeyBank NA
4.70%, 01/26/26 (Call 12/26/25)	350	340,170
5.00%, 01/26/33 (Call 10/26/32)	880	803,332
KeyBank NA/Cleveland OH
3.30%, 06/01/25	908	873,993
3.40%, 05/20/26	737	695,063
3.90%, 04/13/29 (Call 03/13/29)(a)	900	799,890
4.15%, 08/08/25(a)	1,439	1,393,564
4.90%, 08/08/32(a)	1,110	973,858
5.85%, 11/15/27 (Call 10/16/27)	1,049	1,036,021
6.95%, 02/01/28	330	336,752
KeyCorp
2.25%, 04/06/27	1,093	976,298
2.55%, 10/01/29	680	568,729
4.10%, 04/30/28	647	605,928
4.15%, 10/29/25(a)	533	516,559
4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(d)	1,045	945,289
KKR Group Finance Co. XII LLC,
4.85%, 05/17/32 (Call 02/17/32)(b)	1,108	1,057,563
Kookmin Bank
1.75%, 05/04/25(b)	550	526,831
2.50%, 11/04/30(b)	60	49,390
4.63%, 04/21/28(b)	74	72,766
Lloyds Bank PLC, 3.50%, 05/14/25	350	341,829
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1-year CMT + 0.850%)(d)	890	816,292
3.37%, 12/14/46 (Call 09/14/41), (5-year CMT + 1.500%)(d)	2,056	1,398,061
3.51%, 03/18/26 (Call 03/18/25), (1-year CMT + 1.600%)(d)	1,505	1,469,145
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(d)	2,435	2,274,036
3.75%, 01/11/27	1,765	1,693,684
3.75%, 03/18/28 (Call 03/18/27), (1-year CMT + 1.800%)(d)	1,332	1,263,405
4.34%, 01/09/48	1,669	1,314,402
4.38%, 03/22/28	1,721	1,661,320
4.45%, 05/08/25	1,602	1,581,466
4.55%, 08/16/28	1,635	1,587,853

Security	Par (000)	Value

Banks (continued)
4.58%, 12/10/25	$1,578	$1,546,350
4.65%, 03/24/26	2,200	2,158,210
4.72%, 08/11/26 (Call 08/11/25), (1-year CMT + 1.750%)(d)	1,405	1,386,121
4.98%, 08/11/33 (Call 08/11/32), (1-year CMT + 2.300%)(a)(d)	1,195	1,137,297
5.30%, 12/01/45(a)	710	661,732
5.46%, 01/05/28 (Call 01/05/27), (1-year CMT + 1.375%)(d)	1,725	1,717,618
5.68%, 01/05/35 (Call 01/05/34), (1-year CMT + 1.750%)(a)(d)	1,460	1,443,456
5.87%, 03/06/29 (Call 03/06/28), (1-year CMT + 1.700%)(a)(d)	1,350	1,362,829
5.99%, 08/07/27 (Call 08/07/26), (1-year CMT + 1.480%)(d)	1,730	1,742,125
7.95%, 11/15/33 (Call 08/15/32), (1-year CMT + 3.750%)(d)	1,755	1,952,160
M&T Bank Corp.
4.55%, 08/16/28 (Call 08/16/27), (1-day SOFR + 1.780%)(d)	698	665,701
5.05%, 01/27/34 (Call 01/27/33), (1-day SOFR + 1.850%)(d)	1,570	1,441,358
Macquarie Bank Ltd.
3.05%, 03/03/36 (Call 03/03/31), (5-year CMT + 1.700%)(a)(b)(d)	1,475	1,200,894
3.23%, 03/21/25(b)	1,167	1,141,428
3.62%, 06/03/30(a)(b)	1,130	991,140
3.90%, 01/15/26(b)	1,150	1,120,156
4.00%, 07/29/25(a)(b)	520	510,826
4.88%, 06/10/25(a)(b)	750	740,405
5.21%, 06/15/26(a)(b)	980	978,385
5.39%, 12/07/26(b)	1,075	1,077,033
6.80%, 01/18/33(a)(b)	1,295	1,364,473
Macquarie Group Ltd.
1.34%, 01/12/27 (Call 01/12/26), (1-day SOFR + 1.069%)(b)(d)	1,697	1,565,962
1.63%, 09/23/27 (Call 09/23/26), (1-day SOFR + 0.910%)(a)(b)(d)	1,245	1,124,574
1.94%, 04/14/28 (Call 04/14/27), (1-day SOFR + 0.995%)(b)(d)	825	735,141
2.69%, 06/23/32 (Call 06/23/31), (1-day SOFR + 1.440%)(a)(b)(d)	1,285	1,056,719
2.87%, 01/14/33 (Call 01/14/32), (3-mo. SOFR + 1.532%)(a)(b)(d)	1,809	1,488,519
3.76%, 11/28/28 (Call 11/28/27), (3-mo. LIBOR US + 1.372%)(a)(b)(d)	1,106	1,033,187
4.10%, 06/21/28 (Call 06/21/27), (1-day SOFR + 2.125%)(b)(d)	905	862,734
4.44%, 06/21/33 (Call 06/21/32), (1-day SOFR + 2.405%)(a)(b)(d)	940	866,845
4.65%, 03/27/29 (Call 03/27/28), (3-mo. LIBOR US + 1.727%)(a)(b)(d)	735	710,294
5.03%, 01/15/30 (Call 01/15/29), (3-mo. LIBOR US + 1.750%)(a)(b)(d)	1,153	1,138,052
5.11%, 08/09/26 (Call 08/09/25), (1-day SOFR + 2.208%)(a)(b)(d)	765	760,093
5.49%, 11/09/33 (Call 11/09/32), (1-day SOFR + 2.865%)(b)(d)	430	426,296
5.89%, 06/15/34 (Call 06/15/33), (1-day SOFR + 2.380%)(a)(b)(d)	980	989,911

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.26%, 12/07/34 (Call 12/07/33), (1-day SOFR + 2.303%)(a)(b)(d)	$1,200	$1,241,629
Manufacturers & Traders Trust Co.
3.40%, 08/17/27(a)	651	594,621
4.65%, 01/27/26 (Call 12/27/25)	575	559,996
4.70%, 01/27/28 (Call 12/27/27)	1,555	1,495,981
5.40%, 11/21/25 (Call 10/21/25)	1,292	1,279,679
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	2,015	1,908,464
1.54%, 07/20/27 (Call 07/20/26), (1-year CMT + 0.750%)(d)	2,330	2,131,711
1.64%, 10/13/27 (Call 10/13/26), (1-year CMT + 0.670%)(d)	1,535	1,399,456
2.05%, 07/17/30	1,645	1,365,465
2.31%, 07/20/32 (Call 07/20/31), (1-year CMT + 0.950%)(d)	1,595	1,306,557
2.34%, 01/19/28 (Call 01/19/27), (1-year CMT + 0.830%)(d)	2,030	1,873,875
2.49%, 10/13/32 (Call 10/13/31), (1-year CMT + 0.970%)(d)	1,071	886,139
2.56%, 02/25/30	1,404	1,215,908
2.76%, 09/13/26	1,505	1,419,498
2.85%, 01/19/33 (Call 01/19/32), (1-year CMT + 1.100%)(d)	1,509	1,271,550
3.20%, 07/18/29	1,791	1,628,714
3.29%, 07/25/27	616	582,599
3.68%, 02/22/27(a)	1,379	1,328,680
3.74%, 03/07/29(a)	2,221	2,097,783
3.75%, 07/18/39(a)	1,738	1,481,910
3.78%, 03/02/25	537	528,147
3.84%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.125%)(d)	695	681,603
3.85%, 03/01/26	3,295	3,212,775
3.96%, 03/02/28	1,503	1,447,458
4.05%, 09/11/28	1,347	1,305,514
4.08%, 04/19/28 (Call 04/19/27), (1-year CMT + 1.300%)(d)	1,300	1,256,518
4.15%, 03/07/39	838	754,493
4.29%, 07/26/38(a)	631	584,228
4.32%, 04/19/33 (Call 04/19/32), (1-year CMT + 1.550%)(d)	670	626,976
5.02%, 07/20/28 (Call 07/20/27), (1-year CMT + 1.950%)(d)	1,910	1,897,547
5.13%, 07/20/33 (Call 07/20/32), (1-year CMT + 2.125%)(d)	2,050	2,028,225
5.24%, 04/19/29 (Call 04/19/28), (1-year CMT + 1.700%)(a)(d)	1,110	1,113,373
5.35%, 09/13/28 (Call 09/13/27), (1-year CMT + 1.900%)(d)	1,465	1,469,945
5.41%, 04/19/34 (Call 04/19/33), (1-year CMT + 1.970%)(d)	1,490	1,506,179
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(d)	1,615	1,626,457
5.44%, 02/22/34 (Call 02/22/33), (1-year CMT + 1.630%)(a)(d)	1,570	1,588,290
5.47%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.125%)(d)	981	997,285
5.48%, 02/22/31 (Call 02/22/30), (1-year CMT + 1.530%)(d)	705	710,258
5.54%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.500%)(d)	470	469,689

Security	Par (000)	Value

Banks (continued)
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1-year CMT + 0.670%)(d)	$2,019	$1,845,034
1.55%, 07/09/27 (Call 07/09/26), (1-year CMT + 0.750%)(d)	1,603	1,470,519
1.98%, 09/08/31 (Call 09/08/30), (3-mo. SOFR + 1.532%)(d)	1,110	898,989
2.17%, 05/22/32 (Call 05/22/31), (1-year CMT + 0.870%)(d)	828	669,155
2.20%, 07/10/31 (Call 07/10/30), (3-mo. SOFR + 1.772%)(d)	1,412	1,167,816
2.23%, 05/25/26 (Call 05/25/25), (3-mo. SOFR + 1.092%)(a)(d)	945	906,367
2.26%, 07/09/32 (Call 07/09/31), (1-year CMT + 0.900%)(a)(d)	631	509,995
2.56%, 09/13/31	975	791,800
2.59%, 05/25/31 (Call 05/25/30), (3-mo. SOFR + 1.332%)(d)	715	608,856
2.65%, 05/22/26 (Call 05/22/25), (1-year CMT + 0.900%)(a)(d)	855	825,342
2.84%, 09/13/26	1,384	1,303,092
2.87%, 09/13/30 (Call 09/13/29), (3-mo. SOFR + 1.572%)(a)(d)	730	642,520
3.15%, 07/16/30 (Call 07/16/29), (3-mo. SOFR + 1.392%)(d)	984	885,183
3.17%, 09/11/27	1,065	997,341
3.26%, 05/22/30 (Call 05/22/29), (1-year CMT + 1.250%)(a)(d)	1,055	955,033
3.48%, 04/12/26(a)(b)	2,195	2,113,256
3.66%, 02/28/27	906	866,527
4.02%, 03/05/28	1,415	1,361,363
4.25%, 09/11/29 (Call 09/11/28), (3-mo. SOFR + 1.532%)(d)	1,390	1,331,663
4.35%, 10/20/25(b)	790	771,087
5.38%, 05/26/30 (Call 05/26/29), (1-year CMT + 1.120%)(d)	590	590,232
5.41%, 09/13/28 (Call 09/13/27), (1-year CMT + 2.050%)(d)	1,290	1,296,407
5.58%, 05/26/35 (Call 05/26/34), (1-year CMT + 1.300%)(d)	1,020	1,022,238
5.67%, 05/27/29 (Call 05/27/28), (1-year CMT + 1.500%)(d)	1,245	1,261,248
5.67%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.400%)(d)	1,082	1,097,582
5.74%, 05/27/31 (Call 05/27/30), (1-year CMT + 1.650%)(a)(d)	910	928,055
5.75%, 05/27/34 (Call 05/27/33), (1-year CMT + 1.800%)(a)(d)	1,145	1,169,116
5.75%, 07/06/34 (Call 07/06/33), (1-year CMT + 1.900%)(d)	1,570	1,601,357
5.78%, 07/06/29 (Call 07/06/28), (1-year CMT + 1.650%)(d)	1,910	1,945,995
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25), (1-day SOFR + 0.720%)(d)	3,325	3,067,776
1.51%, 07/20/27 (Call 07/20/26), (1-day SOFR + 0.858%)(d)	3,800	3,476,378
1.59%, 05/04/27 (Call 05/04/26), (1-day SOFR + 0.879%)(d)	4,440	4,093,281
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(d)	3,749	2,968,345

44	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(d)	$3,054	$2,421,246
2.19%, 04/28/26 (Call 04/28/25), (1-day SOFR + 1.990%)(d)	3,404	3,275,863
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(d)	4,469	3,600,295
2.48%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.000%)(d)	2,990	2,766,035
2.48%, 09/16/36 (Call 09/16/31), (1-day SOFR + 1.360%)(d)	3,190	2,500,341
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(d)	3,495	2,861,815
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(d)	4,851	4,202,167
2.80%, 01/25/52 (Call 01/25/51), (1-day SOFR + 1.430%)(d)	2,783	1,789,382
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(d)	3,430	2,876,707
3.13%, 07/27/26	3,784	3,609,437
3.22%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.485%)(d)	2,924	2,198,293
3.59%, 07/22/28 (Call 07/22/27)(d)	4,417	4,181,154
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(d)	3,700	3,361,348
3.63%, 01/20/27	3,771	3,635,828
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.402%)(d)	4,117	3,892,663
3.88%, 01/27/26	4,022	3,922,894
3.95%, 04/23/27	2,635	2,536,401
3.97%, 07/22/38 (Call 07/22/37)(d)	2,886	2,462,187
4.00%, 07/23/25	2,678	2,631,747
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(d)	3,168	3,066,226
4.30%, 01/27/45	3,088	2,676,206
4.35%, 09/08/26	2,963	2,896,208
4.38%, 01/22/47	3,137	2,706,994
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.890%)(d)	4,045	3,882,720
4.46%, 04/22/39 (Call 04/22/38), (3-mo. SOFR + 1.693%)(d)	1,567	1,407,542
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(a)(d)	2,835	2,804,589
4.89%, 07/20/33 (Call 07/20/32), (1-day SOFR + 2.076%)(d)	2,655	2,550,254
5.00%, 11/24/25	2,090	2,077,927
5.05%, 01/28/27 (Call 01/28/26), (1-day SOFR + 1.295%)(d)	1,910	1,903,340
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(d)	3,310	3,288,312
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(d)	3,250	3,231,412
5.17%, 01/16/30 (Call 01/16/29), (1-day SOFR + 1.450%)(d)	3,500	3,478,026
5.25%, 04/21/34 (Call 04/21/33), (1-day SOFR + 1.870%)(d)	4,345	4,264,763
5.30%, 04/20/37 (Call 04/20/32), (1-day SOFR + 2.620%)(d)	2,805	2,687,093
5.42%, 07/21/34 (Call 07/21/33), (1-day SOFR + 1.880%)(d)	2,890	2,872,839
5.45%, 07/20/29 (Call 07/20/28), (1-day SOFR + 1.630%)(d)	1,885	1,892,176

Security	Par (000)	Value

Banks (continued)
5.47%, 01/18/35 (Call 01/18/34), (1-day SOFR + 1.730%)(d)	$1,605	$1,603,111
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.840%)(a)(d)	2,775	2,881,259
5.94%, 02/07/39 (Call 02/07/34), (5-year CMT + 1.800%)(d)	1,485	1,462,281
5.95%, 01/19/38 (Call 01/19/33), (5-year CMT + 2.430%)(d)	2,670	2,662,960
6.14%, 10/16/26 (Call 10/16/25), (1-day SOFR + 1.770%)(d)	1,930	1,952,788
6.25%, 08/09/26	1,195	1,223,290
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(d)	3,190	3,297,473
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(a)(d)	4,030	4,271,250
6.38%, 07/24/42(a)	2,603	2,895,144
6.41%, 11/01/29 (Call 11/01/28), (1-day SOFR + 1.830%)(d)	2,295	2,395,636
6.63%, 11/01/34 (Call 11/01/33), (1-day SOFR + 2.050%)(d)	2,270	2,459,740
7.25%, 04/01/32(a)	1,388	1,582,713
Morgan Stanley Bank NA
4.75%, 04/21/26 (Call 03/21/26)(a)	2,005	1,992,276
4.95%, 01/14/28 (Call 01/14/27), (1-day SOFR + 1.080%)(d)	2,115	2,104,305
5.48%, 07/16/25 (Call 06/16/25)	1,150	1,154,778
5.88%, 10/30/26 (Call 09/30/26)	2,350	2,393,199
MUFG Bank Ltd., 4.70%, 03/10/44(a)(b)	300	268,735
National Australia Bank Ltd.
1.89%, 01/12/27(a)(b)	1,710	1,569,808
2.33%, 08/21/30(b)	2,300	1,881,642
2.65%, 01/14/41(a)(b)	1,040	672,103
2.99%, 05/21/31(a)(b)	1,207	1,006,224
3.35%, 01/12/37 (Call 01/12/32), (5-year CMT + 1.700%)(b)(d)	1,997	1,666,121
3.50%, 01/10/27(b)	1,110	1,066,082
3.93%, 08/02/34 (Call 08/02/29), (5-year CMT + 1.880%)(b)(d)	1,841	1,671,239
4.75%, 12/10/25	525	522,500
4.79%, 01/10/29	810	804,799
4.95%, 01/10/34(a)(b)	855	844,015
6.43%, 01/12/33(a)(b)	1,705	1,771,343
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,668	1,573,316
3.38%, 01/14/26	1,002	971,901
3.50%, 06/09/25	560	549,043
3.91%, 06/09/27	950	920,806
4.90%, 06/13/28(a)	1,500	1,496,053
4.94%, 01/12/28	1,535	1,534,248
4.97%, 01/12/26	1,493	1,490,351
5.20%, 05/13/25	640	640,674
National Bank of Canada, 5.60%, 12/18/28	690	696,989
National Securities Clearing Corp.
0.75%, 12/07/25 (Call 11/07/25)(a)(b)	755	700,591
1.50%, 04/23/25 (Call 03/23/25)(b)	1,987	1,907,934
5.00%, 05/30/28 (Call 04/30/28)(b)	785	790,643
5.10%, 11/21/27 (Call 10/21/27)(b)	940	946,407
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1-year CMT + 0.900%)(d)	1,860	1,699,711

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.03%, 11/28/35 (Call 08/28/30), (5-year CMT + 2.350%)(d)	$1,300	$1,071,056
3.07%, 05/22/28 (Call 05/22/27), (1-year CMT + 2.550%)(d)	1,222	1,133,880
4.45%, 05/08/30 (Call 05/08/29), (3-mo. LIBOR US + 1.871%)(d)	1,865	1,765,650
4.80%, 04/05/26(a)	1,703	1,681,950
4.89%, 05/18/29 (Call 05/18/28), (3-mo. LIBOR US + 1.754%)(d)	2,303	2,243,751
5.08%, 01/27/30 (Call 01/27/29), (3-mo. LIBOR US + 1.905%)(d)	2,441	2,384,486
5.52%, 09/30/28 (Call 09/30/27), (1-year CMT + 2.270%)(d)	570	570,119
5.58%, 03/01/28 (Call 03/01/27), (1-year CMT + 1.100%)(a)(d)	600	600,519
5.78%, 03/01/35 (Call 03/01/34), (1-year CMT + 1.500%)(d)	600	598,807
5.81%, 09/13/29 (Call 09/13/28), (1-year CMT + 1.950%)(d)	1,455	1,469,795
5.85%, 03/02/27 (Call 03/02/26), (1-year CMT + 1.350%)(a)(d)	1,435	1,440,894
6.02%, 03/02/34 (Call 03/02/33), (1-year CMT + 2.100%)(d)	1,045	1,065,476
7.47%, 11/10/26 (Call 11/10/25), (1-year CMT + 2.850%)(d)	1,896	1,947,969
NatWest Markets PLC
1.60%, 09/29/26(b)	1,480	1,347,954
3.48%, 03/22/25(b)	960	939,703
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26), (1-day SOFR + 1.050%)(b)(d)	215	195,338
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25)(b)(d)(e)	554	529,689
NBK Tier 1 Ltd., 3.63%, (Call 08/24/26)(b)(d)(e)	185	168,174
NongHyup Bank
1.25%, 07/28/26(b)	75	68,102
4.25%, 07/06/27(b)	50	48,417
Nordea Bank Abp
0.75%, 08/28/25(a)(b)	1,312	1,227,142
1.50%, 09/30/26(b)	2,290	2,076,607
3.60%, 06/06/25(b)	888	869,774
4.63%, 09/13/33 (Call 09/13/28), (5-year USD Swap + 1.690%)(a)(b)(d)	792	743,933
4.75%, 09/22/25(b)	690	685,179
5.38%, 09/22/27(b)	1,280	1,284,479
Norinchukin Bank (The)
1.28%, 09/22/26(a)(b)	1,730	1,564,854
2.08%, 09/22/31(a)(b)	1,155	934,296
4.87%, 09/14/27(a)(b)	1,275	1,258,557
5.07%, 09/14/32(a)(b)	417	412,340
5.43%, 03/09/28(a)(b)	1,106	1,117,847
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	1,396	1,179,320
3.15%, 05/03/29 (Call 02/03/29)	854	791,017
3.38%, 05/08/32 (Call 05/08/27), (3-mo. LIBOR US + 1.131%)(a)(d)	598	554,924
3.65%, 08/03/28 (Call 05/03/28)(a)	449	429,633
3.95%, 10/30/25	1,015	995,163
4.00%, 05/10/27 (Call 04/10/27)	1,624	1,577,856
6.13%, 11/02/32 (Call 08/02/32)(a)	1,345	1,416,076

Security	Par (000)	Value

Banks (continued)
Oversea-Chinese Banking Corp. Ltd.,
1.83%, 09/10/30 (Call 09/10/25),
(5-year CMT + 1.580%)(b)(d)	$1,225	$1,154,159
PNC Bank NA
2.70%, 10/22/29	1,175	1,013,391
3.10%, 10/25/27 (Call 09/25/27)	1,611	1,497,659
3.25%, 06/01/25 (Call 05/02/25)	1,195	1,163,064
3.25%, 01/22/28 (Call 12/23/27)	985	915,763
3.88%, 04/10/25 (Call 03/10/25)	840	824,044
4.05%, 07/26/28	1,930	1,825,519
4.20%, 11/01/25 (Call 10/02/25)	625	610,841
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	892	810,153
2.31%, 04/23/32 (Call 04/23/31), (1-day SOFR + 0.979%)(d)	1,300	1,060,654
2.55%, 01/22/30 (Call 10/24/29)(a)	2,604	2,236,921
2.60%, 07/23/26 (Call 05/23/26)	1,288	1,211,130
3.15%, 05/19/27 (Call 04/19/27)	1,169	1,101,115
3.45%, 04/23/29 (Call 01/23/29)	1,935	1,786,925
4.63%, 06/06/33 (Call 06/06/32), (1-day SOFR + 1.850%)(a)(d)	1,054	976,733
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(a)(d)	1,685	1,664,731
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(a)(d)	2,170	2,086,664
5.30%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.342%)(a)(d)	740	739,077
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.620%)(d)	1,550	1,550,661
5.58%, 06/12/29 (Call 06/12/28), (1-day SOFR + 1.841%)(a)(d)	2,051	2,062,310
5.68%, 01/22/35 (Call 01/22/34), (1-day SOFR + 1.902%)(d)	640	641,845
5.81%, 06/12/26 (Call 06/12/25), (1-day SOFR + 1.322%)(d)	1,061	1,062,541
5.94%, 08/18/34 (Call 08/18/33), (1-day SOFR + 1.946%)(d)	1,055	1,074,809
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(d)	2,290	2,350,061
6.62%, 10/20/27 (Call 10/20/26), (1-day SOFR + 1.730%)(d)	1,425	1,463,813
6.88%, 10/20/34 (Call 10/20/33), (1-day SOFR + 2.284%)(d)	1,735	1,879,505
Regions Bank/Birmingham AL, 6.45%, 06/26/37	895	908,281
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	853	725,733
2.25%, 05/18/25 (Call 04/18/25)	805	770,836
7.38%, 12/10/37(a)	364	408,020
Rheinland-Pfalz Bank, 6.88%, 02/23/28(b)(c)	50	53,035
Royal Bank of Canada
0.88%, 01/20/26	936	866,555
1.15%, 06/10/25	2,172	2,062,603
1.15%, 07/14/26	1,812	1,656,419
1.20%, 04/27/26(a)	2,227	2,049,819
1.40%, 11/02/26	1,075	977,537
2.05%, 01/21/27	730	674,127
2.30%, 11/03/31	1,960	1,604,657
3.38%, 04/14/25	1,235	1,209,724
3.63%, 05/04/27	1,746	1,674,121
3.88%, 05/04/32	1,398	1,276,282

46	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.24%, 08/03/27	$1,142	$1,113,031
4.65%, 01/27/26	1,927	1,909,354
4.88%, 01/12/26	1,285	1,280,890
4.88%, 01/19/27	725	721,664
4.90%, 01/12/28	1,244	1,241,176
4.95%, 04/25/25	910	907,309
4.95%, 02/01/29(a)	885	878,595
5.00%, 02/01/33	2,190	2,153,655
5.00%, 05/02/33(a)	1,045	1,028,481
5.15%, 02/01/34	950	935,481
5.20%, 07/20/26	1,390	1,394,869
5.20%, 08/01/28	1,300	1,308,310
6.00%, 11/01/27	1,620	1,668,060
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1-day SOFR + 1.249%)(d)	1,550	1,401,678
3.24%, 10/05/26 (Call 08/05/26)	1,285	1,203,537
3.45%, 06/02/25 (Call 05/02/25)	1,068	1,035,493
4.40%, 07/13/27 (Call 04/14/27)	1,412	1,353,688
4.50%, 07/17/25 (Call 04/17/25)	1,238	1,213,911
5.81%, 09/09/26 (Call 09/09/25), (1-day SOFR + 2.328%)(d)	1,090	1,088,572
6.17%, 01/09/30 (Call 01/09/29), (1-day SOFR + 2.500%)(d)	750	748,045
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(d)	1,210	1,228,492
6.57%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.700%)(d)	764	777,356
7.66%, 11/09/31 (Call 11/09/30), (1-day SOFR + 3.280%)(d)	845	902,887
Santander U.K. Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25), (1-year CMT + 1.250%)(d)	1,252	1,173,574
1.67%, 06/14/27 (Call 06/14/26), (1-day SOFR + 0.989%)(d)	1,265	1,149,913
2.47%, 01/11/28 (Call 01/11/27), (1-day SOFR + 1.220%)(d)	1,295	1,178,956
2.90%, 03/15/32 (Call 03/15/31), (1-day SOFR + 1.475%)(d)	775	652,976
3.82%, 11/03/28 (Call 11/03/27), (3-mo. LIBOR US + 1.400%)(d)	1,385	1,292,772
6.53%, 01/10/29 (Call 01/10/28), (1-day SOFR + 2.600%)(d)	1,394	1,429,427
6.83%, 11/21/26 (Call 11/21/25), (1-day SOFR + 2.749%)(a)(d)	1,610	1,634,550
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(b)	50	45,230
3.75%, 09/20/27(b)	200	187,894
4.00%, 04/23/29(b)	577	533,103
4.38%, 04/13/32(b)	590	538,062
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(b)	200	185,551
2.88%, (Call 05/12/26), (5-year CMT + 2.064%)(b)(d)(e)	366	341,383
5.00%, 07/24/28	70	69,275
Skandinaviska Enskilda Banken AB
0.85%, 09/02/25(b)	540	505,365
1.20%, 09/09/26(b)	285	257,740
1.40%, 11/19/25(b)	195	182,892
5.13%, 03/05/27(b)	800	799,244
5.38%, 03/05/29(b)	800	797,150

Security	Par (000)	Value

Banks (continued)
Societe Generale SA
1.38%, 07/08/25(b)	$200	$189,472
1.49%, 12/14/26 (Call 12/14/25), (1-year CMT + 1.100%)(b)(d)	2,755	2,540,890
1.79%, 06/09/27 (Call 06/09/26), (1-year CMT + 1.000%)(b)(d)	1,594	1,451,869
2.80%, 01/19/28 (Call 01/19/27), (1-year CMT + 1.300%)(a)(b)(d)	2,460	2,257,296
2.89%, 06/09/32 (Call 06/09/31), (1-year CMT + 1.300%)(b)(d)	1,950	1,580,755
3.00%, 01/22/30(b)	1,323	1,142,307
3.34%, 01/21/33 (Call 01/21/32), (1-year CMT + 1.600%)(b)(d)	890	734,917
3.63%, 03/01/41(a)(b)	1,485	994,366
3.65%, 07/08/35 (Call 07/08/30), (5-year CMT + 3.000%)(b)(d)	846	710,236
4.00%, 01/12/27(b)	1,395	1,335,238
4.03%, 01/21/43 (Call 01/21/42), (1-year CMT + 1.900%)(a)(b)(d)	1,180	821,459
4.25%, 04/14/25(b)	1,675	1,638,726
4.25%, 08/19/26(b)	1,152	1,100,128
4.35%, 06/13/25(b)	315	310,915
4.68%, 06/15/27(b)	510	501,941
4.75%, 11/24/25(b)	720	705,041
4.75%, 09/14/28(a)(b)	731	709,804
5.52%, 01/19/28 (Call 01/19/27), (1-year CMT + 1.500%)(b)(d)	1,065	1,053,185
5.63%, 01/19/30 (Call 01/19/29), (1-year CMT + 1.750%)(a)(b)(d)	1,025	1,010,079
5.63%, 11/24/45(a)(b)	380	326,601
6.07%, 01/19/35 (Call 01/19/34), (1-year CMT + 2.100%)(a)(b)(d)	1,065	1,049,378
6.22%, 06/15/33 (Call 06/15/32), (1-year CMT + 3.200%)(a)(b)(d)	1,497	1,467,611
6.45%, 01/12/27 (Call 01/12/26), (1-year CMT + 2.300%)(b)(d)	1,525	1,537,720
6.45%, 01/10/29 (Call 01/10/28), (1-year CMT + 2.550%)(a)(b)(d)	1,450	1,481,136
6.69%, 01/10/34 (Call 01/10/33), (1-year CMT + 2.950%)(b)(d)	1,975	2,040,258
7.13%, 01/19/55 (Call 01/19/54), (1-year CMT + 2.950%)(b)(d)	520	504,688
7.37%, 01/10/53(a)(b)	1,295	1,325,425
Standard Chartered Bank, 8.00%, 05/30/31(a)(b)	1,550	1,673,170
Standard Chartered PLC
1.46%, 01/14/27 (Call 01/14/26), (1-year CMT + 1.000%)(b)(d)	1,310	1,204,058
2.61%, 01/12/28 (Call 01/12/27), (1-year CMT + 1.180%)(b)(d)	2,015	1,844,835
2.68%, 06/29/32 (Call 06/29/31), (1-year CMT + 1.200%)(b)(d)	1,030	834,856
3.20%, 04/17/25(a)(b)	940	914,282
3.27%, 02/18/36 (Call 11/18/30), (5-year CMT + 2.300%)(b)(d)	1,981	1,641,235
3.60%, 01/12/33 (Call 01/12/32), (1-year CMT + 1.900%)(a)(b)(d)	965	810,836
3.97%, 03/30/26 (Call 03/30/25), (1-year CMT + 1.650%)(b)(d)	1,455	1,421,632
4.05%, 04/12/26(b)	1,262	1,223,698
4.30%, 02/19/27(a)(b)	1,255	1,204,459

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.31%, 05/21/30 (Call 05/21/29), (3-mo. LIBOR US + 1.910%)(a)(b)(d)	$760	$707,555
4.64%, 04/01/31 (Call 04/01/30), (1-year CMT + 3.850%)(a)(b)(d)	2,065	1,957,497
4.87%, 03/15/33 (Call 03/15/28), (5-year USD ICE Swap + 1.970%)(a)(b)(d)	985	928,510
5.30%, 01/09/43(a)(b)	765	689,691
5.70%, 03/26/44(a)(b)	1,526	1,491,702
6.10%, 01/11/35 (Call 01/11/34), (1-year CMT + 2.100%)(a)(b)(d)	1,245	1,254,661
6.17%, 01/09/27 (Call 01/09/26), (1-year CMT + 2.050%)(a)(b)(d)	1,230	1,240,799
6.19%, 07/06/27 (Call 07/06/26), (1-year CMT + 1.850%)(a)(b)(d)	1,665	1,681,456
6.30%, 01/09/29 (Call 01/09/28), (1-year CMT + 2.450%)(a)(b)(d)	1,815	1,854,989
6.30%, 07/06/34 (Call 07/06/33), (1-year CMT + 2.580%)(a)(b)(d)	1,325	1,364,989
7.02%, 02/08/30 (Call 02/08/29), (1-year CMT + 2.200%)(b)(d)	400	420,527
7.77%, 11/16/28 (Call 11/16/27), (1-year CMT + 3.450%)(b)(d)	1,390	1,480,282
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1-day SOFR + 0.560%)(d)	638	584,166
2.20%, 02/07/28 (Call 02/07/27), (1-day SOFR + 0.730%)(d)	1,070	986,367
2.20%, 03/03/31	1,507	1,247,561
2.40%, 01/24/30(a)	1,227	1,072,623
2.62%, 02/07/33 (Call 02/07/32), (1-day SOFR + 1.002%)(d)	438	363,623
2.65%, 05/19/26(a)	1,020	969,585
2.90%, 03/30/26 (Call 03/30/25), (1-day SOFR + 2.600%)(d)	506	492,527
3.03%, 11/01/34 (Call 11/01/29), (1-day SOFR + 1.490%)(d)	820	723,456
3.15%, 03/30/31 (Call 03/30/30), (1-day SOFR + 2.650%)(d)	485	431,339
3.55%, 08/18/25	912	893,643
4.14%, 12/03/29 (Call 12/03/28), (3-mo. SOFR + 1.292%)(a)(d)	721	691,368
4.16%, 08/04/33 (Call 08/04/32), (1-day SOFR + 1.726%)(d)	915	845,640
4.42%, 05/13/33 (Call 05/13/32), (1-day SOFR + 1.605%)(d)	700	660,917
4.82%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.567%)(d)	1,215	1,171,812
5.10%, 05/18/26 (Call 05/18/25), (1-day SOFR + 1.130%)(d)	1,160	1,155,543
5.16%, 05/18/34 (Call 05/18/33), (1-day SOFR + 1.890%)(a)(d)	760	750,912
5.27%, 08/03/26 (Call 07/03/26)(a)	1,560	1,565,689
5.68%, 11/21/29 (Call 11/21/28), (1-day SOFR + 1.484%)(d)	1,200	1,226,001
5.75%, 11/04/26 (Call 11/04/25), (1-day SOFR + 1.353%)(d)	729	732,471
5.82%, 11/04/28 (Call 11/04/27), (1-day SOFR + 1.715%)(a)(d)	650	665,583
6.12%, 11/21/34 (Call 11/21/33), (1-day SOFR + 1.958%)(d)	950	981,963

Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	$1,773	$1,638,562
1.40%, 09/17/26	2,705	2,464,633
1.47%, 07/08/25	2,350	2,233,334
1.71%, 01/12/31	885	702,762
1.90%, 09/17/28	3,080	2,680,269
2.13%, 07/08/30	1,925	1,602,599
2.14%, 09/23/30	1,239	1,018,237
2.17%, 01/14/27	905	835,940
2.22%, 09/17/31	1,113	903,229
2.30%, 01/12/41(a)	560	377,062
2.47%, 01/14/29	997	885,643
2.63%, 07/14/26(a)	1,771	1,673,238
2.72%, 09/27/29	875	769,093
2.75%, 01/15/30(a)	1,950	1,705,187
2.93%, 09/17/41(a)	475	353,132
3.01%, 10/19/26	1,052	996,414
3.04%, 07/16/29	3,055	2,748,104
3.05%, 01/14/42	405	306,788
3.20%, 09/17/29(a)	676	608,759
3.35%, 10/18/27	1,055	996,031
3.36%, 07/12/27(a)	1,628	1,545,638
3.45%, 01/11/27(a)	1,789	1,713,122
3.54%, 01/17/28	1,391	1,317,253
3.78%, 03/09/26	2,770	2,695,345
3.94%, 07/19/28(a)	939	899,784
4.31%, 10/16/28(a)	854	836,663
5.46%, 01/13/26	1,525	1,530,572
5.52%, 01/13/28	2,350	2,387,661
5.71%, 01/13/30(a)	1,570	1,610,056
5.72%, 09/14/28(a)	1,275	1,303,183
5.77%, 01/13/33	2,310	2,385,424
5.78%, 07/13/33	840	869,822
5.80%, 07/13/28	905	930,260
5.81%, 09/14/33(a)	1,235	1,279,630
5.85%, 07/13/30	780	803,309
5.88%, 07/13/26	745	755,862
6.18%, 07/13/43(a)	1,355	1,484,840
Sumitomo Mitsui Trust Bank Ltd.
1.05%, 09/12/25(a)(b)	539	505,414
1.35%, 09/16/26(b)	1,083	981,453
1.55%, 03/25/26(b)	1,425	1,321,922
2.55%, 03/10/25(a)(b)	425	412,831
2.80%, 03/10/27(a)(b)	940	878,340
4.80%, 09/15/25(a)(b)	400	396,628
4.95%, 09/15/27(b)	475	471,244
5.20%, 03/07/27(b)	600	599,167
5.20%, 03/07/29	515	516,152
5.35%, 03/07/34	600	604,082
5.50%, 03/09/28(a)(b)	865	875,218
5.55%, 09/14/28(b)	890	906,158
5.65%, 03/09/26(a)(b)	1,255	1,263,426
5.65%, 09/14/26(b)	820	826,739
Svenska Handelsbanken AB
1.42%, 06/11/27 (Call 06/11/26), (1-year CMT + 0.630%)(a)(b)(d)	1,575	1,429,878
3.65%, 06/10/25(b)	725	710,701
3.95%, 06/10/27(b)	1,340	1,294,579
5.25%, 06/15/26(b)	60	59,913
5.50%, 06/15/28(a)(b)	895	899,770

48	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Swedbank AB
1.54%, 11/16/26(a)(b)	$1,400	$1,272,392
3.36%, 04/04/25(a)(b)	895	875,910
5.34%, 09/20/27(b)	1,225	1,222,046
5.47%, 06/15/26(a)(b)	925	929,468
6.14%, 09/12/26(b)	700	708,615
Synchrony Bank
5.40%, 08/22/25 (Call 07/22/25)	1,110	1,096,955
5.63%, 08/23/27 (Call 07/23/27)	979	952,497
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	645	623,040
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)	375	368,702
Toronto-Dominion Bank (The)
0.75%, 09/11/25	1,036	970,509
0.75%, 01/06/26	1,600	1,479,551
1.15%, 06/12/25	930	882,728
1.20%, 06/03/26	1,960	1,798,296
1.25%, 09/10/26	2,185	1,989,829
1.95%, 01/12/27	1,300	1,196,440
2.00%, 09/10/31(a)	1,090	888,701
2.45%, 01/12/32	775	642,962
2.80%, 03/10/27	1,805	1,692,986
3.20%, 03/10/32	2,021	1,762,385
3.63%, 09/15/31 (Call 09/15/26), (5-year USD Swap + 2.205%)(d)	2,012	1,923,250
3.77%, 06/06/25	1,955	1,919,962
4.11%, 06/08/27	2,390	2,322,339
4.46%, 06/08/32(a)	2,590	2,469,559
4.69%, 09/15/27	2,385	2,357,943
5.10%, 01/09/26	823	824,151
5.16%, 01/10/28(a)	1,850	1,856,335
5.26%, 12/11/26	1,175	1,182,486
5.52%, 07/17/28(a)	1,925	1,957,314
5.53%, 07/17/26	2,380	2,400,746
8.13%, 10/31/82 (Call 10/31/27), (5-year CMT + 4.075%)(d)	108	112,402
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	1,815	1,743,834
2.25%, 03/11/30 (Call 12/11/29)	1,648	1,354,471
3.30%, 05/15/26 (Call 04/15/26)(a)	1,429	1,363,153
3.63%, 09/16/25 (Call 08/16/25)	1,644	1,595,555
3.80%, 10/30/26 (Call 09/30/26)	1,480	1,418,653
4.05%, 11/03/25 (Call 09/03/25)	850	831,241
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	1,040	905,821
1.20%, 08/05/25 (Call 07/03/25)	647	608,496
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(d)	2,023	1,856,985
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(d)	1,486	1,278,114
1.95%, 06/05/30 (Call 03/05/30)	1,140	933,239
3.70%, 06/05/25 (Call 05/05/25)(a)	820	802,482
3.88%, 03/19/29 (Call 02/16/29)(a)	71	65,317
4.00%, 05/01/25 (Call 03/01/25)	1,172	1,150,961
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(a)(d)	1,285	1,237,201
4.26%, 07/28/26 (Call 07/28/25), (1-day SOFR + 1.456%)(a)(d)	1,347	1,319,568
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(a)(d)	1,875	1,828,709

Security	Par (000)	Value

Banks (continued)
4.92%, 07/28/33 (Call 07/28/32), (1-day SOFR + 2.240%)(a)(d)	$1,580	$1,453,137
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(d)	2,065	1,958,793
5.44%, 01/24/30 (Call 01/24/29), (1-day SOFR + 1.620%)(d)	910	900,048
5.71%, 01/24/35 (Call 01/24/34), (1-day SOFR + 1.922%)(a)(d)	1,305	1,291,987
5.87%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.361%)(d)	1,600	1,599,837
5.90%, 10/28/26 (Call 10/28/25), (1-day SOFR + 1.626%)(d)	1,160	1,164,966
6.05%, 06/08/27 (Call 06/08/26), (1-day SOFR + 2.050%)(d)	1,225	1,237,374
6.12%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.300%)(d)	1,010	1,027,783
7.16%, 10/30/29 (Call 10/30/28), (1-day SOFR + 2.446%)(d)	1,840	1,947,407
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	1,984	1,571,191
1.45%, 05/12/25 (Call 04/11/25)	1,754	1,678,324
2.22%, 01/27/28 (Call 01/27/27), (1-day SOFR + 0.730%)(d)	1,835	1,681,248
2.49%, 11/03/36 (Call 11/03/31), (5-year CMT + 0.950%)(d)	2,040	1,576,403
2.68%, 01/27/33 (Call 01/27/32), (1-day SOFR + 1.020%)(d)	1,587	1,297,811
3.00%, 07/30/29 (Call 04/30/29)	1,602	1,420,676
3.10%, 04/27/26 (Call 03/27/26)(a)	1,616	1,543,542
3.90%, 04/26/28 (Call 03/24/28)	1,298	1,243,241
3.95%, 11/17/25 (Call 10/17/25)(a)	1,227	1,200,759
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.660%)(d)	2,004	1,956,558
4.65%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.230%)(d)	2,090	2,032,978
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(d)	2,915	2,743,321
4.97%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.110%)(d)	2,000	1,869,202
5.38%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.560%)(d)	1,125	1,118,682
5.68%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.860%)(a)(d)	750	748,256
5.73%, 10/21/26 (Call 10/21/25), (1-day SOFR + 1.430%)(d)	1,632	1,639,211
5.78%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.020%)(d)	1,195	1,207,471
5.84%, 06/12/34 (Call 06/10/33), (1-day SOFR + 2.260%)(d)	1,460	1,474,248
5.85%, 10/21/33 (Call 10/21/32), (1-day SOFR + 2.090%)(a)(d)	2,260	2,287,797
6.79%, 10/26/27 (Call 10/26/26), (1-day SOFR + 1.880%)(d)	675	697,409
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	1,709	1,601,841
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	1,868	1,763,639
UBS AG/London
1.25%, 06/01/26	1,520	1,393,629
4.50%, 06/26/48(a)	1,335	1,222,740
5.65%, 09/11/28	1,710	1,742,484
5.80%, 09/11/25	800	805,733
UBS AG/Stamford CT, 7.50%, 07/15/25	555	566,513

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
UBS Group AG
1.31%, 02/02/27 (Call 02/02/26), (1-day SOFR + 0.980%)(a)(b)(d)	$2,535	$2,330,636
1.36%, 01/30/27 (Call 01/30/26), (1-year CMT + 1.080%)(b)(d)	1,780	1,639,869
1.49%, 08/10/27 (Call 08/10/26), (1-year CMT + 0.850%)(b)(d)	2,655	2,405,330
2.10%, 02/11/32 (Call 02/11/31), (1-year CMT + 1.000%)(b)(d)	2,722	2,149,153
2.19%, 06/05/26 (Call 06/05/25), (1-day SOFR + 2.044%)(b)(d)	2,297	2,197,822
2.75%, 02/11/33 (Call 02/11/32), (1-year CMT + 1.100%)(b)(d)	2,120	1,707,658
3.09%, 05/14/32 (Call 05/14/31), (1-day SOFR + 1.730%)(b)(d)	4,183	3,515,134
3.13%, 08/13/30 (Call 08/13/29), (3-mo. LIBOR US + 1.468%)(b)(d)	2,095	1,851,900
3.18%, 02/11/43 (Call 02/11/42), (1-year CMT + 1.100%)(a)(b)(d)	1,900	1,367,946
3.75%, 03/26/25	1,635	1,601,297
3.87%, 01/12/29 (Call 01/12/28), (3-mo. LIBOR US + 1.410%)(b)(d)	2,872	2,701,110
4.13%, 09/24/25(b)	2,534	2,478,647
4.13%, 04/15/26(b)	2,855	2,772,031
4.19%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.730%)(b)(d)	3,876	3,564,760
4.25%, 03/23/28 (Call 03/23/27)(b)	2,580	2,469,532
4.28%, 01/09/28 (Call 01/09/27)(b)	2,712	2,602,613
4.49%, 05/12/26 (Call 05/12/25), (1-year CMT + 1.550%)(b)(d)	1,730	1,701,839
4.55%, 04/17/26	2,465	2,421,954
4.70%, 08/05/27 (Call 08/05/26), (1-year CMT + 2.050%)(b)(d)	1,880	1,842,756
4.75%, 05/12/28 (Call 05/12/27), (1-year CMT + 1.750%)(b)(d)	1,815	1,770,223
4.88%, 05/15/45	2,433	2,235,669
4.99%, 08/05/33 (Call 08/05/32), (1-year CMT + 2.400%)(b)(d)	1,935	1,844,553
5.43%, 02/08/30 (Call 02/08/29), (1-year CMT + 1.520%)(b)(d)	2,020	2,006,494
5.70%, 02/08/35 (Call 02/08/34), (1-year CMT + 1.770%)(b)(d)	2,000	1,978,166
5.71%, 01/12/27 (Call 01/12/26), (1-year CMT + 1.550%)(a)(b)(d)	2,380	2,379,243
5.96%, 01/12/34 (Call 01/12/33), (1-year CMT + 2.200%)(a)(b)(d)	2,910	2,949,443
6.25%, 09/22/29 (Call 09/22/28), (1-year CMT + 1.800%)(b)(d)	1,795	1,843,761
6.30%, 09/22/34 (Call 09/22/33), (1-year CMT + 2.000%)(b)(d)	2,390	2,470,745
6.33%, 12/22/27 (Call 12/22/26), (1-year CMT + 1.600%)(b)(d)	1,740	1,775,000
6.37%, 07/15/26 (Call 07/15/25), (1-day SOFR + 3.340%)(b)(d)	2,095	2,109,374
6.44%, 08/11/28 (Call 08/11/27), (1-day SOFR + 3.700%)(b)(d)	2,445	2,512,879
6.54%, 08/12/33 (Call 08/12/32), (1-day SOFR + 3.920%)(b)(d)	3,845	4,009,782
9.02%, 11/15/33 (Call 11/15/32), (1-day SOFR + 5.020%)(b)(d)	2,510	3,020,070

Security	Par (000)	Value

Banks (continued)
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26), (1-year CMT + 1.200%)(b)(d)	$1,465	$1,344,461
2.57%, 09/22/26 (Call 09/22/25), (1-year CMT + 2.300%)(a)(b)(d)	954	903,590
3.13%, 06/03/32 (Call 06/03/31), (1-year CMT + 1.550%)(a)(b)(d)	1,382	1,155,608
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	70	64,629
3.86%, 10/07/32 (Call 10/07/27), (5-year CMT + 1.450%)(b)(d)	1,462	1,387,313
Wachovia Corp.
5.50%, 08/01/35	1,365	1,338,528
6.61%, 10/01/25(a)	185	187,868
7.50%, 04/15/35	701	801,402
7.57%, 08/01/26(a)(c)	715	750,118
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)(a)	453	412,455
Wells Fargo & Co.
2.19%, 04/30/26 (Call 04/30/25), (1-day SOFR + 2.000%)(d)	3,538	3,394,823
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(d)	4,040	3,684,808
2.57%, 02/11/31 (Call 02/11/30), (3-mo. SOFR + 1.262%)(d)	4,466	3,807,605
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(d)	5,415	4,748,829
3.00%, 04/22/26	4,220	4,025,913
3.00%, 10/23/26	4,582	4,331,824
3.07%, 04/30/41 (Call 04/30/40), (1-day SOFR + 2.530%)(d)	4,679	3,455,332
3.20%, 06/17/27 (Call 06/17/26), (3-mo. SOFR + 1.432%)(d)	3,045	2,899,146
3.35%, 03/02/33 (Call 03/02/32), (1-day SOFR + 1.500%)(d)	5,081	4,361,103
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(d)	5,465	5,181,485
3.55%, 09/29/25(a)	3,239	3,155,346
3.58%, 05/22/28 (Call 05/22/27), (3-mo. SOFR + 1.572%)(d)	3,710	3,516,939
3.90%, 05/01/45	2,820	2,256,946
3.91%, 04/25/26 (Call 04/25/25), (1-day SOFR + 1.320%)(d)	3,760	3,686,762
4.10%, 06/03/26	3,091	3,010,509
4.15%, 01/24/29 (Call 10/24/28)	3,547	3,395,248
4.30%, 07/22/27	3,468	3,366,544
4.40%, 06/14/46	2,706	2,228,741
4.48%, 04/04/31 (Call 04/04/30), (3-mo. SOFR + 4.032%)(d)	2,745	2,610,188
4.54%, 08/15/26 (Call 08/15/25), (1-day SOFR + 1.560%)(a)(d)	2,307	2,275,124
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(a)(d)	4,360	3,801,061
4.65%, 11/04/44	2,298	1,984,347
4.75%, 12/07/46(a)	2,565	2,217,434
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(a)(d)	4,345	4,267,103
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(d)	5,451	5,211,967
4.90%, 11/17/45	2,585	2,291,526

50	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.01%, 04/04/51 (Call 04/04/50), (3-mo. SOFR + 4.502%)(d)	$7,059	$6,527,415
5.20%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.500%)(d)	2,815	2,790,821
5.38%, 02/07/35(a)	770	777,651
5.38%, 11/02/43	2,529	2,417,950
5.39%, 04/24/34 (Call 04/24/33), (1-day SOFR + 2.020%)(a)(d)	4,480	4,406,256
5.50%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.780%)(a)(d)	2,195	2,180,502
5.56%, 07/25/34 (Call 07/25/33), (1-day SOFR + 1.990%)(d)	5,425	5,404,039
5.57%, 07/25/29 (Call 07/25/28), (1-day SOFR + 1.740%)(d)	5,025	5,057,907
5.61%, 01/15/44	3,341	3,241,339
5.95%, 12/01/86 (Call 12/15/36)	376	383,047
6.30%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.790%)(d)	3,140	3,254,555
6.49%, 10/23/34 (Call 10/23/33), (1-day SOFR + 2.060%)(d)	4,050	4,307,213
Series B, 7.95%, 11/15/29	320	356,833
Wells Fargo Bank NA
4.81%, 01/15/26 (Call 12/15/25)	1,500	1,492,437
5.25%, 12/11/26 (Call 11/09/26)	3,650	3,663,353
5.45%, 08/07/26 (Call 07/07/26)	2,920	2,945,013
5.55%, 08/01/25 (Call 07/01/25)	2,000	2,008,182
5.85%, 02/01/37	1,520	1,554,525
5.95%, 08/26/36(a)	895	915,826
6.60%, 01/15/38	1,760	1,896,541
Westpac Banking Corp.
1.15%, 06/03/26	1,707	1,568,856
1.95%, 11/20/28	2,162	1,897,440
2.15%, 06/03/31	1,478	1,225,241
2.65%, 01/16/30(a)	1,040	922,505
2.67%, 11/15/35 (Call 11/15/30), (5-year CMT + 1.750%)(d)	1,629	1,328,414
2.70%, 08/19/26(a)	1,591	1,510,935
2.85%, 05/13/26	2,193	2,094,793
2.96%, 11/16/40(a)	1,366	933,302
3.02%, 11/18/36 (Call 11/18/31), (5-year CMT + 1.530%)(d)	1,462	1,189,351
3.13%, 11/18/41(a)	1,410	976,083
3.35%, 03/08/27	1,599	1,529,979
3.40%, 01/25/28(a)	1,264	1,198,290
3.74%, 08/26/25(a)	152	149,155
4.04%, 08/26/27	265	259,347
4.11%, 07/24/34 (Call 07/24/29), (5-year CMT + 2.000%)(d)	1,682	1,536,417
4.32%, 11/23/31 (Call 11/23/26), (5-year USD ICE Swap + 2.236%)(d)	2,013	1,933,238
4.42%, 07/24/39	1,123	974,659
5.41%, 08/10/33 (Call 08/10/32), (1-year CMT + 2.680%)(a)(d)	1,294	1,268,551
5.46%, 11/18/27	1,415	1,438,835
5.51%, 11/17/25	1,225	1,234,459
5.54%, 11/17/28	1,680	1,719,398
6.82%, 11/17/33(a)	1,125	1,207,241
Westpac New Zealand Ltd.
4.90%, 02/15/28(b)	755	746,656
5.13%, 02/26/27(a)(b)	800	799,129
5.20%, 02/28/29(b)	800	799,448

Security	Par (000)	Value

Banks (continued)
Wintrust Financial Corp., 4.85%, 06/06/29	$467	$423,752
Woori Bank, 5.13%, 08/06/28(a)(b)	460	450,156
Zions Bancorp. NA, 3.25%, 10/29/29 (Call 07/29/29)	785	640,268

		2,245,823,766

Beverages — 1.8%
Anheuser-Busch
Companies LLC/Anheuser-Busch InBev
Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	1,848	1,800,880
4.70%, 02/01/36 (Call 08/01/35)	6,389	6,114,979
4.90%, 02/01/46 (Call 08/01/45)	12,165	11,246,492
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	1,270	1,145,808
4.70%, 02/01/36 (Call 08/01/35)	1,060	1,014,537
4.90%, 02/01/46 (Call 08/01/45)	2,098	1,939,592
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	2,357	2,180,542
4.00%, 04/13/28 (Call 01/13/28)	3,386	3,283,615
4.35%, 06/01/40 (Call 12/01/39)	1,349	1,207,936
4.38%, 04/15/38 (Call 10/15/37)	2,290	2,094,123
4.44%, 10/06/48 (Call 04/06/48)	2,378	2,081,450
4.50%, 06/01/50 (Call 12/01/49)	245	220,865
4.60%, 04/15/48 (Call 10/15/47)	958	860,840
4.75%, 01/23/29 (Call 10/23/28)	5,711	5,663,445
4.75%, 04/15/58 (Call 10/15/57)(a)	1,200	1,089,436
4.90%, 01/23/31 (Call 10/23/30)(a)	1,104	1,110,203
4.95%, 01/15/42	2,171	2,070,841
5.45%, 01/23/39 (Call 07/23/38)	2,984	3,034,503
5.55%, 01/23/49 (Call 07/23/48)	5,110	5,238,570
5.80%, 01/23/59 (Call 07/23/58)	2,527	2,682,581
5.88%, 06/15/35(a)	245	259,543
6.63%, 08/15/33	582	644,204
8.00%, 11/15/39	681	856,089
8.20%, 01/15/39	1,554	2,002,199
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(b)	450	423,997
4.45%, 05/15/25 (Call 03/15/25)(a)(b)	1,180	1,162,575
4.70%, 05/15/28 (Call 02/15/28)(b)	1,100	1,068,318
5.15%, 05/15/38 (Call 11/15/37)(a)(b)	820	774,261
5.30%, 05/15/48 (Call 11/15/47)(b)	1,215	1,131,427
Bacardi Ltd./Bacardi-Martini BV
5.25%, 01/15/29 (Call 12/15/28)(a)(b)	640	630,030
5.40%, 06/15/33 (Call 03/15/33)(b)	417	410,173
5.90%, 06/15/43 (Call 12/15/42)(b)	165	163,512
Becle SAB de CV, 2.50%, 10/14/31
(Call 07/14/31)(b)	565	442,242
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	621	608,106
3.75%, 01/15/43 (Call 07/15/42)	470	371,273
4.00%, 04/15/38 (Call 10/15/37)	585	510,951
4.50%, 07/15/45 (Call 01/15/45)(a)	714	632,936
4.75%, 04/15/33 (Call 01/15/33)(a)	815	803,921
Cia. Cervecerias Unidas SA, 3.35%, 01/19/32
(Call 10/19/31)(b)	10	8,560
Coca-Cola Co. (The)
1.00%, 03/15/28	1,670	1,456,240
1.38%, 03/15/31	2,616	2,094,459
1.45%, 06/01/27	1,778	1,609,213
1.50%, 03/05/28	805	715,992
1.65%, 06/01/30	1,910	1,597,285

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.00%, 03/05/31	$974	$814,699
2.13%, 09/06/29(a)	1,459	1,283,748
2.25%, 01/05/32(a)	1,255	1,057,203
2.50%, 06/01/40	1,671	1,193,705
2.50%, 03/15/51	1,595	998,263
2.60%, 06/01/50	2,021	1,307,547
2.75%, 06/01/60(a)	1,322	838,692
2.88%, 05/05/41(a)	877	657,864
2.90%, 05/25/27	937	889,672
3.00%, 03/05/51(a)	1,810	1,275,375
3.38%, 03/25/27(a)	1,590	1,533,569
3.45%, 03/25/30	1,838	1,714,664
4.20%, 03/25/50	1,025	905,533
Coca-Cola Consolidated Inc., 3.80%, 11/25/25
(Call 08/25/25)	430	420,560
Coca-Cola Europacific Partners PLC,
1.50%, 01/15/27 (Call 12/15/26)(b)	962	869,259
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	1,065	832,074
2.75%, 01/22/30 (Call 10/22/29)	1,300	1,143,350
5.25%, 11/26/43	455	438,615
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	1,517	1,237,802
2.88%, 05/01/30 (Call 02/01/30)(a)	1,208	1,060,909
3.15%, 08/01/29 (Call 05/01/29)	1,048	950,909
3.50%, 05/09/27 (Call 02/09/27)	808	768,204
3.60%, 02/15/28 (Call 11/15/27)	1,110	1,049,390
3.70%, 12/06/26 (Call 09/06/26)	1,000	963,189
3.75%, 05/01/50 (Call 11/01/49)	850	636,046
4.10%, 02/15/48 (Call 08/15/47)	936	752,305
4.35%, 05/09/27 (Call 04/09/27)(a)	535	523,226
4.40%, 11/15/25 (Call 09/15/25)	860	847,161
4.50%, 05/09/47 (Call 11/09/46)	852	718,790
4.65%, 11/15/28 (Call 08/15/28)	805	790,204
4.75%, 12/01/25	680	672,772
4.75%, 05/09/32 (Call 02/09/32)(a)	865	836,569
4.80%, 01/15/29 (Call 12/15/28)	595	586,419
4.90%, 05/01/33 (Call 02/01/33)	1,065	1,032,855
5.00%, 02/02/26 (Call 03/11/24)(a)	295	293,119
5.25%, 11/15/48 (Call 05/15/48)(a)	817	773,036
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	1,045	985,852
2.00%, 04/29/30 (Call 01/29/30)	800	674,736
2.13%, 04/29/32 (Call 01/29/32)	1,095	886,230
2.38%, 10/24/29 (Call 07/24/29)(a)	1,293	1,135,914
3.88%, 05/18/28 (Call 02/18/28)	875	847,351
3.88%, 04/29/43 (Call 10/29/42)(a)	590	499,928
5.20%, 10/24/25	783	783,558
5.30%, 10/24/27 (Call 09/24/27)	1,160	1,174,077
5.38%, 10/05/26 (Call 09/05/26)	1,115	1,124,162
5.50%, 01/24/33 (Call 10/24/32)	1,400	1,438,748
5.63%, 10/05/33 (Call 07/05/33)	765	795,533
5.88%, 09/30/36	538	573,646
Diageo Investment Corp.
4.25%, 05/11/42(a)	613	544,980
7.45%, 04/15/35	190	223,593
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 (Call 07/16/49)	145	107,968
Heineken NV
3.50%, 01/29/28 (Call 10/29/27)(b)	1,657	1,581,277
4.00%, 10/01/42(a)(b)	706	581,711

Security	Par (000)	Value

Beverages (continued)
4.35%, 03/29/47 (Call 09/29/46)(a)(b)	$575	$502,911
JDE Peet’s NV
1.38%, 01/15/27 (Call 12/15/26)(b)	1,383	1,236,722
2.25%, 09/24/31 (Call 06/24/31)(b)	916	716,608
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	949	788,618
2.55%, 09/15/26 (Call 06/15/26)	487	456,648
3.20%, 05/01/30 (Call 02/01/30)	926	836,620
3.35%, 03/15/51 (Call 09/15/50)	849	592,886
3.40%, 11/15/25 (Call 08/15/25)	846	819,637
3.43%, 06/15/27 (Call 03/15/27)(a)	672	639,776
3.80%, 05/01/50 (Call 11/01/49)	1,485	1,129,673
3.95%, 04/15/29 (Call 02/15/29)	1,325	1,262,408
4.05%, 04/15/32 (Call 01/15/32)(a)	1,015	942,745
4.42%, 05/25/25 (Call 03/25/25)	631	624,066
4.42%, 12/15/46 (Call 06/15/46)	808	677,192
4.50%, 11/15/45 (Call 05/15/45)	656	565,915
4.50%, 04/15/52 (Call 10/15/51)(a)	1,042	884,750
4.60%, 05/25/28 (Call 02/25/28)	1,720	1,696,608
5.09%, 05/25/48 (Call 11/25/47)	405	379,339
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	2,694	2,565,848
4.20%, 07/15/46 (Call 01/15/46)	2,120	1,731,825
5.00%, 05/01/42(a)	1,777	1,654,245
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	1,057	844,910
1.63%, 05/01/30 (Call 02/01/30)	1,799	1,496,620
1.95%, 10/21/31 (Call 07/21/31)(a)	1,480	1,213,463
2.25%, 03/19/25 (Call 02/19/25)	1,721	1,670,594
2.38%, 10/06/26 (Call 07/06/26)	1,451	1,367,140
2.63%, 03/19/27 (Call 01/19/27)	630	592,327
2.63%, 07/29/29 (Call 04/29/29)	1,369	1,233,465
2.63%, 10/21/41 (Call 04/21/41)	1,370	983,433
2.75%, 04/30/25 (Call 01/30/25)	1,291	1,257,144
2.75%, 03/19/30 (Call 12/19/29)	1,744	1,557,448
2.75%, 10/21/51 (Call 04/21/51)(a)	1,522	1,001,710
2.85%, 02/24/26 (Call 11/24/25)	1,223	1,175,703
2.88%, 10/15/49 (Call 04/15/49)	910	628,939
3.00%, 10/15/27 (Call 07/15/27)	2,007	1,892,181
3.38%, 07/29/49 (Call 01/29/49)(a)	1,006	758,251
3.45%, 10/06/46 (Call 04/06/46)(a)	1,522	1,181,822
3.50%, 07/17/25 (Call 04/17/25)(a)	960	940,627
3.50%, 03/19/40 (Call 09/19/39)	365	298,681
3.60%, 02/18/28 (Call 01/18/28)	1,095	1,053,405
3.60%, 08/13/42	110	88,945
3.63%, 03/19/50 (Call 09/19/49)	1,452	1,146,026
3.88%, 03/19/60 (Call 09/19/59)	610	488,304
3.90%, 07/18/32 (Call 04/18/32)	1,638	1,537,063
4.00%, 03/05/42(a)	980	870,903
4.00%, 05/02/47 (Call 11/02/46)(a)	480	401,189
4.20%, 07/18/52 (Call 01/18/52)	957	833,356
4.25%, 10/22/44 (Call 04/22/44)(a)	145	125,720
4.45%, 05/15/28 (Call 04/15/28)(a)	933	931,173
4.45%, 02/15/33 (Call 11/15/32)(a)	930	922,006
4.45%, 04/14/46 (Call 10/14/45)	880	796,499
4.55%, 02/13/26 (Call 01/13/26)	500	497,036
4.60%, 07/17/45 (Call 01/17/45)	537	484,606
4.65%, 02/15/53 (Call 08/15/52)	850	791,973
4.88%, 11/01/40(a)	675	662,702
5.13%, 11/10/26 (Call 10/10/26)(a)	985	991,249
5.25%, 11/10/25(a)	875	878,590

52	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
7.00%, 03/01/29(a)	$1,392	$1,536,996
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29 (Call 01/16/29)	610	604,488
4.65%, 02/16/27 (Call 01/16/27)	500	496,460
4.70%, 02/16/34 (Call 11/16/33)(a)	500	491,831
Pernod Ricard International Finance LLC
1.25%, 04/01/28 (Call 02/01/28)(a)(b)	1,120	965,189
1.63%, 04/01/31 (Call 01/01/30)(b)	1,524	1,208,558
2.75%, 10/01/50 (Call 04/01/50)(b)	465	291,658
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)(b)	1,110	1,066,108
5.50%, 01/15/42(a)(b)	1,045	1,056,114

		185,102,950

Biotechnology — 1.1%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	1,761	1,534,114
2.00%, 01/15/32 (Call 10/15/31)	1,715	1,374,276
2.20%, 02/21/27 (Call 12/21/26)	2,298	2,119,146
2.30%, 02/25/31 (Call 11/25/30)	1,674	1,400,738
2.45%, 02/21/30 (Call 11/21/29)	1,703	1,480,294
2.60%, 08/19/26 (Call 05/19/26)	1,527	1,441,232
2.77%, 09/01/53 (Call 03/01/53)	1,226	748,325
2.80%, 08/15/41 (Call 02/15/41)	1,525	1,087,517
3.00%, 02/22/29 (Call 12/22/28)(a)	1,070	981,364
3.00%, 01/15/52 (Call 07/15/51)(a)	1,400	935,219
3.13%, 05/01/25 (Call 02/01/25)	1,298	1,264,854
3.15%, 02/21/40 (Call 08/21/39)	2,470	1,853,055
3.20%, 11/02/27 (Call 08/02/27)	1,610	1,513,948
3.35%, 02/22/32 (Call 11/22/31)	1,335	1,181,390
3.38%, 02/21/50 (Call 08/21/49)(a)	2,774	1,991,139
4.05%, 08/18/29 (Call 06/18/29)(a)	1,715	1,639,785
4.20%, 03/01/33 (Call 12/01/32)	965	892,651
4.20%, 02/22/52 (Call 08/22/51)	1,248	1,009,203
4.40%, 05/01/45 (Call 11/01/44)	2,737	2,336,674
4.40%, 02/22/62 (Call 08/22/61)	1,585	1,274,687
4.56%, 06/15/48 (Call 12/15/47)	1,920	1,664,183
4.66%, 06/15/51 (Call 12/15/50)	4,564	3,971,997
4.88%, 03/01/53 (Call 09/01/52)	1,415	1,269,628
4.95%, 10/01/41	561	522,411
5.15%, 03/02/28 (Call 02/02/28)	4,690	4,699,053
5.15%, 11/15/41 (Call 05/15/41)	960	913,128
5.25%, 03/02/25	2,590	2,583,577
5.25%, 03/02/30 (Call 01/02/30)	3,265	3,289,264
5.25%, 03/02/33 (Call 12/02/32)	5,335	5,320,371
5.51%, 03/02/26 (Call 03/11/24)	440	439,427
5.60%, 03/02/43 (Call 09/02/42)	3,705	3,709,040
5.65%, 06/15/42 (Call 12/15/41)(a)	480	481,630
5.65%, 03/02/53 (Call 09/02/52)(a)	5,170	5,167,849
5.75%, 03/15/40	485	491,039
5.75%, 03/02/63 (Call 09/02/62)	3,549	3,549,329
6.38%, 06/01/37(a)	734	785,917
6.40%, 02/01/39	635	686,564
6.90%, 06/01/38(a)	360	402,870
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	1,200	1,178,719
5.25%, 06/23/45 (Call 12/23/44)(a)	526	507,273
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	2,176	1,821,318
3.15%, 05/01/50 (Call 11/01/49)	2,301	1,519,985
3.25%, 02/15/51 (Call 08/15/50)(a)	1,241	849,594
4.05%, 09/15/25 (Call 06/15/25)(a)	2,373	2,325,849

Security	Par (000)	Value

Biotechnology (continued)
5.20%, 09/15/45 (Call 03/15/45)	$1,244	$1,172,481
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	623	587,481
3.70%, 03/15/32 (Call 12/15/31)(a)	1,345	1,197,942
CSL Finance PLC
3.85%, 04/27/27 (Call 03/27/27)(a)(b)	542	521,956
4.05%, 04/27/29 (Call 02/27/29)(a)(b)	1,285	1,226,434
4.25%, 04/27/32 (Call 01/27/32)(b)	1,060	1,000,944
4.63%, 04/27/42 (Call 10/27/41)(b)	245	223,601
4.75%, 04/27/52 (Call 10/27/51)(b)	1,310	1,184,389
4.95%, 04/27/62 (Call 10/27/61)(a)(b)	680	616,026
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	1,177	1,035,696
1.65%, 10/01/30 (Call 07/01/30)	1,633	1,333,358
2.60%, 10/01/40 (Call 04/01/40)	1,426	995,558
2.80%, 10/01/50 (Call 04/01/50)	2,177	1,402,987
2.95%, 03/01/27 (Call 12/01/26)	1,720	1,625,020
3.65%, 03/01/26 (Call 12/01/25)	3,798	3,687,810
4.00%, 09/01/36 (Call 03/01/36)	1,286	1,137,864
4.15%, 03/01/47 (Call 09/01/46)	2,691	2,224,226
4.50%, 02/01/45 (Call 08/01/44)	2,258	1,987,035
4.60%, 09/01/35 (Call 03/01/35)(a)	1,029	976,609
4.75%, 03/01/46 (Call 09/01/45)	2,858	2,597,944
4.80%, 04/01/44 (Call 10/01/43)	2,174	1,996,780
5.25%, 10/15/33 (Call 07/15/33)(a)	865	875,080
5.55%, 10/15/53 (Call 04/15/53)(a)	920	937,777
5.65%, 12/01/41 (Call 06/01/41)(a)	1,213	1,236,133
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)(a)	1,024	841,252
5.75%, 12/13/27 (Call 11/13/27)	1,005	1,013,630
5.80%, 12/12/25 (Call 11/12/25)	760	760,080
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	1,824	1,475,489
2.80%, 09/15/50 (Call 03/15/50)(a)	1,307	813,471
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	1,276	1,194,650
1.75%, 09/02/27 (Call 07/02/27)	1,549	1,379,332
2.15%, 09/02/31 (Call 06/02/31)(a)	889	709,525
2.20%, 09/02/30 (Call 06/02/30)	1,623	1,336,050
3.30%, 09/02/40 (Call 03/02/40)(a)	1,527	1,120,700
3.35%, 09/02/51 (Call 03/02/51)	1,060	693,787
3.55%, 09/02/50 (Call 03/02/50)(a)	1,326	902,628

		120,231,351

Building Materials — 0.5%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)	399	370,556
2.70%, 02/15/31 (Call 11/15/30)	955	815,081
2.72%, 02/15/30 (Call 11/15/29)(a)	3,009	2,634,411
3.38%, 04/05/40 (Call 10/05/39)(a)	2,308	1,781,152
3.58%, 04/05/50 (Call 10/05/49)(a)	2,321	1,712,381
5.90%, 03/15/34 (Call 12/15/33)(a)	555	575,734
6.20%, 03/15/54 (Call 09/15/53)	890	971,425
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(a)(b)	728	690,710
3.95%, 04/04/28 (Call 01/04/28)(b)	1,607	1,548,244
4.50%, 04/04/48 (Call 10/04/47)(a)(b)	905	797,310
CRH America Inc.
3.88%, 05/18/25 (Call 02/15/25)(b)	1,715	1,677,298
5.13%, 05/18/45 (Call 11/18/44)(b)	835	789,136
Eagle Materials Inc., 2.50%, 07/01/31
(Call 04/01/31)(a)	955	793,923

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Fortune Brands Innovations Inc.
3.25%, 09/15/29 (Call 06/15/29)	$1,291	$1,167,977
4.00%, 06/15/25 (Call 03/15/25)	680	667,026
4.00%, 03/25/32 (Call 12/25/31)(a)	600	544,709
4.50%, 03/25/52 (Call 09/25/51)(a)	810	656,420
5.88%, 06/01/33 (Call 03/01/33)	887	900,575
GCC SAB de CV, 3.61%, 04/20/32
(Call 01/20/32)(b)	200	169,564
Holcim Capital Corp. Ltd., 6.50%, 09/12/43(b)	300	300,231
Holcim Finance U.S. LLC
3.50%, 09/22/26 (Call 06/22/26)(b)	1,145	1,096,682
4.75%, 09/22/46 (Call 03/22/46)(a)(b)	435	382,503
Holcim U.S. Finance Luxembourg SA, 6.88%,
09/29/39(b)	320	339,253
Johnson Controls International PLC
3.90%, 02/14/26 (Call 11/14/25)(a)	895	872,128
4.50%, 02/15/47 (Call 08/15/46)	828	711,560
4.63%, 07/02/44 (Call 01/02/44)(a)	634	552,667
4.95%, 07/02/64 (Call 01/02/64)(c)	441	390,854
5.13%, 09/14/45 (Call 03/14/45)	112	104,062
6.00%, 01/15/36	729	766,058
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	786	642,193
2.00%, 09/16/31 (Call 06/16/31)(a)	790	633,935
4.90%, 12/01/32 (Call 09/01/32)(a)	180	176,384
Lafarge SA, 7.13%, 07/15/36	453	500,943
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	476	448,880
1.70%, 08/01/27 (Call 06/01/27)	745	667,011
5.50%, 09/15/28 (Call 08/15/28)	765	772,016
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	1,381	1,149,149
3.20%, 07/15/51 (Call 01/15/51)	1,475	1,019,763
3.45%, 06/01/27 (Call 03/01/27)(a)	335	319,918
3.50%, 12/15/27 (Call 09/15/27)	521	493,850
4.25%, 12/15/47 (Call 06/15/47)	440	365,353
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	888	769,587
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	1,024	889,823
2.00%, 10/01/30 (Call 07/01/30)(a)	756	615,351
2.00%, 02/15/31 (Call 11/15/30)(a)	1,080	876,980
3.13%, 02/15/51 (Call 08/15/50)(a)	422	281,332
3.50%, 11/15/27 (Call 08/15/27)	567	532,815
4.50%, 05/15/47 (Call 11/15/46)(a)	629	524,855
Mohawk Industries Inc., 5.85%, 09/18/28
(Call 08/18/28)	600	612,969
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	990	945,691
3.88%, 06/01/30 (Call 03/01/30)	765	704,731
3.95%, 08/15/29 (Call 05/15/29)(a)	793	747,798
4.30%, 07/15/47 (Call 01/15/47)(a)	706	579,098
4.40%, 01/30/48 (Call 07/30/47)	776	641,012
7.00%, 12/01/36	334	371,421
St Marys Cement Inc. Canada, 5.75%, 01/28/27
(Call 10/28/26)(b)	220	219,064
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (Call 01/21/26)	774	748,194
3.80%, 03/21/29 (Call 12/21/28)(a)	999	944,535
4.50%, 03/21/49 (Call 09/21/48)	359	318,365
4.65%, 11/01/44 (Call 05/01/44)	761	684,313

Security	Par (000)	Value

Building Materials (continued)
5.25%, 03/03/33 (Call 12/03/32)	$890	$897,552
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	754	719,234
4.30%, 02/21/48 (Call 08/21/47)	220	188,172
5.75%, 06/15/43(a)	544	559,466
UltraTech Cement Ltd., 2.80%, 02/16/31
(Call 08/16/30)(a)(b)	550	461,548
Votorantim Cimentos International SA,
7.25%, 04/05/41(b)	285	311,044
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	1,475	1,343,438
3.90%, 04/01/27 (Call 01/01/27)	593	574,248
4.50%, 04/01/25 (Call 01/01/25)	712	704,196
4.50%, 06/15/47 (Call 12/15/46)	586	506,182
4.70%, 03/01/48 (Call 09/01/47)	762	680,569
5.80%, 03/01/26 (Call 03/01/24)	95	95,000

		51,017,608

Chemicals — 1.5%
Air Liquide Finance SA
2.25%, 09/10/29 (Call 06/10/29)(a)(b)	1,073	945,837
2.50%, 09/27/26 (Call 06/27/26)(b)	1,575	1,481,482
3.50%, 09/27/46 (Call 03/27/46)(a)(b)	912	717,307
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	817	772,319
1.85%, 05/15/27 (Call 03/15/27)(a)	1,218	1,113,498
2.05%, 05/15/30 (Call 02/15/30)	1,201	1,021,664
2.70%, 05/15/40 (Call 11/15/39)	971	699,182
2.80%, 05/15/50 (Call 11/15/49)(a)	1,424	948,202
4.60%, 02/08/29 (Call 01/08/29)	1,375	1,358,609
4.75%, 02/08/31 (Call 12/08/30)	1,275	1,258,852
4.80%, 03/03/33 (Call 12/03/32)	1,075	1,059,879
4.85%, 02/08/34 (Call 11/08/33)	1,275	1,250,095
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)(a)	515	505,772
5.05%, 06/01/32 (Call 03/01/32)(a)	1,090	1,035,086
5.45%, 12/01/44 (Call 06/01/44)	180	163,753
5.65%, 06/01/52 (Call 12/01/51)(a)	745	672,075
Alpek SAB de CV, 3.25%, 02/25/31
(Call 11/25/30)(a)(b)	567	475,203
Bayport Polymers LLC
4.74%, 04/14/27 (Call 03/14/27)(a)(b)	20	18,957
5.14%, 04/14/32 (Call 01/14/32)(a)(b)	675	601,790
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)	723	680,091
4.00%, 07/01/29 (Call 04/01/29)(a)	606	563,981
5.00%, 06/30/32 (Call 03/30/32)	715	689,422
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	835	757,317
6.05%, 03/15/25	1,121	1,123,774
6.17%, 07/15/27 (Call 06/15/27)	2,806	2,848,696
6.33%, 07/15/29 (Call 05/15/29)	1,005	1,032,086
6.35%, 11/15/28 (Call 10/15/28)	1,405	1,444,979
6.38%, 07/15/32 (Call 04/15/32)	796	815,562
6.55%, 11/15/30 (Call 09/15/30)	1,573	1,635,419
6.70%, 11/15/33 (Call 08/15/33)	1,465	1,538,961
CF Industries Inc.
4.50%, 12/01/26(b)	1,408	1,372,147
4.95%, 06/01/43	1,170	1,040,351
5.15%, 03/15/34	1,075	1,040,254
5.38%, 03/15/44	985	920,937

54	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(a)(b)	$1,339	$1,275,813
3.70%, 06/01/28 (Call 03/01/28)(a)(b)	1,085	1,028,881
5.13%, 04/01/25 (Call 03/01/25)(b)	1,037	1,032,931
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	1,239	1,034,376
3.60%, 11/15/50 (Call 05/15/50)	1,685	1,226,928
4.25%, 10/01/34 (Call 04/01/34)(a)	697	641,544
4.38%, 11/15/42 (Call 05/15/42)	1,554	1,307,092
4.63%, 10/01/44 (Call 04/01/44)	745	643,802
4.80%, 11/30/28 (Call 08/30/28)(a)	934	927,174
4.80%, 05/15/49 (Call 11/15/48)	1,115	973,066
5.15%, 02/15/34 (Call 11/15/33)(a)	450	443,445
5.25%, 11/15/41 (Call 05/15/41)	1,188	1,118,413
5.55%, 11/30/48 (Call 05/30/48)	606	589,984
5.60%, 02/15/54 (Call 08/15/53)	450	439,715
6.30%, 03/15/33 (Call 12/15/32)(a)	740	792,748
6.90%, 05/15/53 (Call 11/15/52)	1,155	1,322,430
7.38%, 11/01/29	1,181	1,309,961
9.40%, 05/15/39	723	962,370
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)(a)	2,543	2,513,028
4.73%, 11/15/28 (Call 08/15/28)	3,146	3,128,543
5.32%, 11/15/38 (Call 05/15/38)	2,231	2,205,351
5.42%, 11/15/48 (Call 05/15/48)(a)	2,861	2,815,046
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	1,151	1,132,195
4.50%, 12/01/28 (Call 09/01/28)	1,100	1,067,443
4.65%, 10/15/44 (Call 04/15/44)(a)	1,220	1,035,383
4.80%, 09/01/42 (Call 03/01/42)	729	637,045
5.63%, 02/20/34 (Call 11/20/33)(a)	495	491,366
5.75%, 03/08/33 (Call 12/08/32)	695	699,624
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)(a)	830	658,192
1.65%, 02/01/27 (Call 01/01/27)	660	603,122
2.13%, 02/01/32 (Call 11/01/31)	1,245	1,023,130
2.13%, 08/15/50 (Call 02/15/50)(a)	682	394,370
2.70%, 11/01/26 (Call 08/01/26)(a)	996	945,354
2.70%, 12/15/51 (Call 06/15/51)	1,370	868,823
2.75%, 08/18/55 (Call 02/18/55)(a)	693	431,173
3.25%, 12/01/27 (Call 09/01/27)	799	756,840
3.95%, 12/01/47 (Call 06/01/47)(a)	445	367,743
4.80%, 03/24/30 (Call 12/24/29)(a)	966	965,206
5.25%, 01/15/28 (Call 12/15/27)	949	963,196
5.50%, 12/08/41	600	607,825
EIDP Inc.
1.70%, 07/15/25 (Call 06/15/25)	470	446,567
2.30%, 07/15/30 (Call 04/15/30)(a)	968	827,934
4.50%, 05/15/26 (Call 04/15/26)	725	713,810
4.80%, 05/15/33 (Call 02/15/33)(a)	380	371,808
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)(a)	925	866,642
3.45%, 10/01/29 (Call 07/01/29)	931	827,560
4.50%, 10/01/49 (Call 04/01/49)(a)	775	576,478
5.15%, 05/18/26 (Call 04/18/26)	795	784,042
5.65%, 05/18/33 (Call 02/18/33)(a)	925	895,805
6.38%, 05/18/53 (Call 11/18/52)(a)	785	765,727
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(b)	277	230,531
4.30%, 03/18/51 (Call 09/18/50)(b)	385	290,743

Security	Par (000)	Value

Chemicals (continued)
4.40%, 03/30/32 (Call 09/30/31)(a)(b)	$1,165	$1,055,664
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	825	679,353
4.50%, 05/01/29 (Call 02/01/29)(a)	1,230	1,168,261
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	100	93,193
1.83%, 10/15/27 (Call 08/15/27)(b)	260	228,502
2.30%, 11/01/30 (Call 08/01/30)(a)(b)	425	348,772
3.27%, 11/15/40 (Call 05/15/40)(b)	697	488,553
3.47%, 12/01/50 (Call 06/01/50)(a)(b)	1,710	1,125,360
4.38%, 06/01/47 (Call 12/01/46)	495	369,275
4.45%, 09/26/28 (Call 06/26/28)(a)	570	549,730
5.00%, 09/26/48 (Call 03/26/48)	716	602,409
LG Chem Ltd.
1.38%, 07/07/26(b)	1,265	1,153,124
2.38%, 07/07/31(b)	655	538,685
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	1,398	1,119,425
2.00%, 08/10/50 (Call 02/10/50)	288	161,359
3.20%, 01/30/26 (Call 10/30/25)	1,091	1,057,463
3.55%, 11/07/42 (Call 05/07/42)	910	726,779
4.70%, 12/05/25 (Call 11/05/25)	925	920,672
Lubrizol Corp. (The), 6.50%, 10/01/34	565	637,227
LYB Finance Co. BV, 8.10%, 03/15/27(b)	505	537,218
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	1,267	1,114,200
5.25%, 07/15/43	1,013	929,540
LYB International Finance II BV,
3.50%, 03/02/27 (Call 12/02/26)	935	890,968
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	945	883,036
2.25%, 10/01/30 (Call 07/01/30)(a)	860	716,255
3.38%, 10/01/40 (Call 04/01/40)	1,052	780,425
3.63%, 04/01/51 (Call 10/01/50)(a)	1,357	943,871
3.80%, 10/01/60 (Call 04/01/60)(a)	664	449,376
4.20%, 10/15/49 (Call 04/15/49)	1,358	1,048,915
4.20%, 05/01/50 (Call 11/01/49)	1,271	981,665
5.50%, 03/01/34 (Call 12/01/33)	950	942,563
5.63%, 05/15/33 (Call 02/15/33)(a)	890	903,724
LyondellBasell Industries NV, 4.63%, 02/26/55
(Call 08/26/54)	915	750,840
MEGlobal BV
2.63%, 04/28/28 (Call 01/28/28)(b)	185	164,195
4.25%, 11/03/26(b)	1,507	1,446,720
MEGlobal Canada ULC
5.00%, 05/18/25(a)(b)	1,100	1,084,941
5.88%, 05/18/30(b)	750	755,160
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	209	200,767
4.88%, 11/15/41 (Call 05/15/41)	150	131,124
5.38%, 11/15/28 (Call 10/15/28)(a)	475	478,520
5.45%, 11/15/33 (Call 05/15/33)	282	278,835
5.63%, 11/15/43 (Call 05/15/43)	525	501,479
NewMarket Corp., 2.70%, 03/18/31
(Call 12/18/30)	860	713,953
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	925	819,006
3.00%, 04/01/25 (Call 01/01/25)	514	499,854
3.95%, 05/13/50 (Call 11/13/49)	770	601,337
4.00%, 12/15/26 (Call 09/15/26)	926	896,688
4.13%, 03/15/35 (Call 09/15/34)	699	628,727

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.20%, 04/01/29 (Call 01/01/29)	$1,275	$1,225,569
4.90%, 03/27/28 (Call 02/27/28)	890	882,700
4.90%, 06/01/43 (Call 12/01/42)(a)	697	630,006
5.00%, 04/01/49 (Call 10/01/48)(a)	725	655,451
5.25%, 01/15/45 (Call 07/15/44)	748	695,463
5.63%, 12/01/40	681	667,085
5.80%, 03/27/53 (Call 09/27/52)(a)	870	873,104
5.88%, 12/01/36	722	740,433
5.95%, 11/07/25	895	902,225
6.13%, 01/15/41 (Call 07/15/40)(a)	440	450,460
OCI NV
4.63%, 10/15/25 (Call 04/02/24)(b)	240	235,315
6.70%, 03/16/33 (Call 12/16/32)(b)	810	802,843
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(b)	1,145	1,044,413
2.88%, 05/11/31 (Call 02/11/31)(b)	610	494,260
4.00%, 10/04/27 (Call 07/04/27)(b)	280	263,615
5.50%, 01/15/48 (Call 07/15/47)(b)	602	507,185
5.88%, 09/17/44(b)	990	883,315
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	1,142	1,055,369
2.55%, 06/15/30 (Call 03/15/30)(a)	630	542,813
2.80%, 08/15/29 (Call 05/15/29)	612	547,212
3.75%, 03/15/28 (Call 12/15/27)	1,418	1,358,764
Rohm & Haas Co., 7.85%, 07/15/29	946	1,049,727
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)(a)	632	533,769
3.75%, 03/15/27 (Call 12/15/26)	955	911,137
4.25%, 01/15/48 (Call 07/15/47)(a)	425	341,372
4.55%, 03/01/29 (Call 12/01/28)	685	658,880
5.25%, 06/01/45 (Call 12/01/44)(a)	412	380,892
SABIC Capital II BV, 4.50%, 10/10/28(b)	1,145	1,116,393
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)(a)	825	668,631
2.30%, 05/15/30 (Call 02/15/30)	936	794,551
2.90%, 03/15/52 (Call 09/15/51)	735	475,511
2.95%, 08/15/29 (Call 05/15/29)	1,093	981,992
3.30%, 05/15/50 (Call 11/15/49)	790	555,151
3.45%, 08/01/25 (Call 05/01/25)(a)	729	710,578
3.45%, 06/01/27 (Call 03/01/27)	2,305	2,195,247
3.80%, 08/15/49 (Call 02/15/49)	790	609,369
3.95%, 01/15/26 (Call 10/15/25)	670	655,490
4.00%, 12/15/42 (Call 06/15/42)(a)	205	167,624
4.25%, 08/08/25	412	406,118
4.50%, 06/01/47 (Call 12/01/46)	1,586	1,374,548
4.55%, 08/01/45 (Call 02/01/45)	507	435,523
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51 (Call 03/10/51)(a)(b)	845	553,163
4.25%, 05/07/29 (Call 02/07/29)(b)	565	534,236
4.25%, 01/22/50 (Call 07/22/49)(b)	420	317,803
6.50%, 11/07/33 (Call 08/07/33)(b)	275	283,525
Syngenta Finance NV, 4.89%, 04/24/25
(Call 02/24/25)(a)(b)	563	555,265
Westlake Corp.
2.88%, 08/15/41 (Call 02/15/41)	420	286,126
3.13%, 08/15/51 (Call 02/15/51)	1,065	669,258
3.38%, 06/15/30 (Call 03/15/30)(a)	770	687,817
3.38%, 08/15/61 (Call 02/15/61)(a)	495	306,949
3.60%, 08/15/26 (Call 05/15/26)(a)	1,160	1,116,068
4.38%, 11/15/47 (Call 05/15/47)	649	527,024
5.00%, 08/15/46 (Call 02/15/46)(a)	805	716,416

Security	Par (000)	Value

Chemicals (continued)
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(a)(b)	$1,350	$1,170,429
3.80%, 06/06/26 (Call 03/06/26)(a)(b)	990	949,557
4.75%, 06/01/28 (Call 03/01/28)(b)	1,696	1,639,460
7.38%, 11/14/32 (Call 08/14/32)(a)(b)	1,000	1,098,961

		158,571,725

Coal — 0.0%
Teck Resources Ltd.
3.90%, 07/15/30 (Call 04/15/30)(a)	25	22,794
5.20%, 03/01/42 (Call 09/01/41)(a)	144	130,475
5.40%, 02/01/43 (Call 08/01/42)	359	332,234
6.00%, 08/15/40 (Call 02/15/40)	427	421,242
6.13%, 10/01/35	495	505,104
6.25%, 07/15/41 (Call 01/15/41)	647	655,001

		2,066,850

Commercial Services — 1.4%
Adani Ports & Special Economic Zone Ltd.
4.20%, 08/04/27 (Call 02/04/27)(b)	1,146	1,054,318
4.38%, 07/03/29(b)	810	721,461
5.00%, 08/02/41 (Call 02/02/41)(b)	150	121,490
American University (The), Series 2019,
3.67%, 04/01/49(a)	660	533,078
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(b)	1,030	932,497
2.45%, 08/12/31 (Call 05/12/31)(a)(b)	1,088	875,752
4.00%, 05/01/28 (Call 03/11/24)(b)	862	806,240
4.25%, 11/01/29 (Call 11/01/24)(a)(b)	705	650,421
4.38%, 08/15/27 (Call 03/18/24)(b)	1,040	993,344
5.50%, 08/11/32 (Call 05/11/32)(b)	480	469,245
5.55%, 05/30/33 (Call 02/28/33)(a)(b)	1,095	1,071,041
5.80%, 04/15/34 (Call 01/15/34)(b)	50	49,522
5.95%, 10/15/33 (Call 07/15/33)(b)	845	849,383
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	1,804	1,462,842
1.70%, 05/15/28 (Call 03/15/28)	1,470	1,310,725
3.38%, 09/15/25 (Call 06/15/25)	1,162	1,135,509
Autopistas Metropolitanas de Puerto Rico LLC,
6.75%, 06/30/35(b)	72	70,852
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	940	827,775
3.88%, 08/15/30 (Call 05/15/30)	951	857,417
5.25%, 10/01/25 (Call 07/01/25)(a)	460	457,221
Brown University, Series A, 2.92%, 09/01/50
(Call 03/01/50)(a)	255	178,936
California Endowment (The), Series 2021,
2.50%, 04/01/51 (Call 10/01/50)	637	392,048
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)(a)	588	407,839
4.32%, 08/01/45(a)	485	435,806
4.70%, 11/01/2111	332	294,641
Case Western Reserve University, 5.41%,
06/01/2122 (Call 12/01/2121)	50	47,914
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	445	435,677
3.70%, 04/01/27 (Call 01/01/27)	1,771	1,717,160
4.00%, 05/01/32 (Call 02/01/32)	835	783,638
CK Hutchison International 23 Ltd.
4.75%, 04/21/28 (Call 03/21/28)(b)	1,420	1,406,887
4.88%, 04/21/33 (Call 01/21/33)(a)(b)	685	675,923

56	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Claremont Mckenna College,
3.78%, 01/01/2122 (Call 07/01/2121)	$200	$133,888
CoStar Group Inc., 2.80%, 07/15/30
(Call 04/15/30)(b)	1,610	1,361,276
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(a)(b)	855	788,155
4.85%, 09/26/28(b)	1,810	1,776,823
DP World Ltd./United Arab Emirates
4.70%, 09/30/49 (Call 03/30/49)(b)	680	551,684
5.63%, 09/25/48(b)	1,603	1,496,400
6.85%, 07/02/37(a)(b)	2,280	2,459,071
Duke University
3.20%, 10/01/38(a)	285	233,255
3.30%, 10/01/46(a)	730	554,721
Series 2020, 2.68%, 10/01/44	815	601,559
Series 2020, 2.76%, 10/01/50(a)	133	91,634
Series 2020, 2.83%, 10/01/55(a)	603	415,609
Element Fleet Management Corp.
3.85%, 06/15/25 (Call 05/15/25)(b)	672	653,658
6.27%, 06/26/26 (Call 05/26/26)(a)(b)	585	590,225
6.32%, 12/04/28 (Call 11/04/28)(a)(b)	1,185	1,215,391
Emory University
Series 2020, 2.14%, 09/01/30
(Call 06/01/30)	215	183,604
Series 2020, 2.97%, 09/01/50
(Call 03/01/50)(a)	720	500,397
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	1,700	1,387,469
2.60%, 12/15/25 (Call 11/15/25)	705	671,889
3.10%, 05/15/30 (Call 02/15/30)	1,160	1,023,261
3.25%, 06/01/26 (Call 03/01/26)	755	721,234
5.10%, 12/15/27 (Call 11/15/27)	1,135	1,131,238
5.10%, 06/01/28 (Call 05/01/28)	965	959,210
7.00%, 07/01/37(a)	298	328,288
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(a)(b)	958	911,941
3.80%, 11/01/25 (Call 08/01/25)(b)	1,399	1,362,364
4.20%, 11/01/46 (Call 05/01/46)(b)	631	528,539
4.50%, 02/15/45 (Call 08/15/44)(b)	704	617,481
4.60%, 05/01/28 (Call 04/01/28)(a)(b)	805	791,161
4.90%, 05/01/33 (Call 02/01/33)(b)	1,065	1,038,943
5.00%, 02/15/29 (Call 01/15/29)(a)(b)	255	253,399
5.20%, 10/30/34 (Call 07/30/34)(a)(b)	235	233,093
5.40%, 05/01/53 (Call 11/01/52)(a)(b)	1,350	1,353,211
5.63%, 03/15/42(a)(b)	970	982,002
6.70%, 06/01/34(b)	1,033	1,138,024
7.00%, 10/15/37(b)	1,181	1,342,247
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	900	778,805
4.25%, 02/01/29 (Call 11/01/28)(a)(b)	1,181	1,141,423
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47
(Call 12/01/46)(a)	652	533,705
Series 2020, 2.42%, 06/01/50
(Call 12/01/49)(a)	745	468,622
Series 2020, 2.82%, 06/01/70
(Call 12/01/69)	424	251,809
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	490	439,038
3.75%, 10/01/30 (Call 10/01/25)(b)	110	97,358
4.50%, 07/01/28 (Call 04/01/24)(a)(b)	495	468,559

Security	Par (000)	Value

Commercial Services (continued)
George Washington University (The)
4.87%, 09/15/45(a)	$610	$587,469
Series 2014, 4.30%, 09/15/44(a)	410	356,177
Series 2016, 3.55%, 09/15/46	508	395,669
Series 2018, 4.13%, 09/15/48
(Call 03/15/48)(a)	1,089	930,416
Georgetown University (The)
5.12%, 04/01/53 (Call 10/01/52)(a)	20	20,154
Series 20A, 2.94%, 04/01/50 (Call 10/01/49)	440	300,376
Series A, 5.22%, (Call 04/01/2118)(a)	145	134,469
Series B, 4.32%, 04/01/49 (Call 10/01/48)	941	838,562
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	1,417	1,304,367
2.15%, 01/15/27 (Call 12/15/26)	1,151	1,056,341
2.90%, 05/15/30 (Call 02/15/30)	1,388	1,196,340
2.90%, 11/15/31 (Call 08/15/31)(a)	966	806,238
3.20%, 08/15/29 (Call 05/15/29)	1,649	1,468,625
4.15%, 08/15/49 (Call 02/15/49)	1,033	788,004
4.45%, 06/01/28 (Call 03/01/28)	740	713,733
4.80%, 04/01/26 (Call 01/01/26)	1,175	1,160,317
4.95%, 08/15/27 (Call 07/15/27)	690	683,669
5.30%, 08/15/29 (Call 06/15/29)	695	685,662
5.40%, 08/15/32 (Call 05/15/32)(a)	1,010	996,528
5.95%, 08/15/52 (Call 02/15/52)(a)	998	980,516
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	1,050	958,107
2.65%, 07/15/31 (Call 04/15/31)(a)	775	630,002
Howard University, 5.21%, 10/01/52
(Call 10/01/32)(a)	200	178,534
ITR Concession Co. LLC, 5.18%, 07/15/35
(Call 01/15/35)(a)(b)	780	673,529
Johns Hopkins University
4.71%, 07/01/32 (Call 04/01/32)(a)	410	411,570
Series 2013, 4.08%, 07/01/53	540	474,401
Series A, 2.81%, 01/01/60 (Call 07/01/59)(a)	374	241,671
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	345	309,641
2.41%, 06/01/50 (Call 12/01/49)(a)	950	612,362
3.46%, 05/01/47	605	471,822
3.65%, 05/01/48 (Call 11/01/47)	770	638,733
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	380	277,626
3.89%, 07/01/2116(a)	620	469,010
3.96%, 07/01/38(a)	360	329,238
4.68%, (a)	341	311,860
5.60%, (a)	830	894,185
Series F, 2.99%, 07/01/50 (Call 01/01/50)	841	607,040
Series G, 2.29%, 07/01/51 (Call 01/01/51)(a)	730	453,412
Metropolitan Museum of Art (The), Series 2015,
3.40%, 07/01/45	390	298,723
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)(a)	565	456,350
2.55%, 08/18/60 (Call 02/18/60)(a)	430	241,254
2.75%, 08/19/41 (Call 02/19/41)(a)	990	694,181
3.10%, 11/29/61 (Call 05/29/61)(a)	750	479,309
3.25%, 01/15/28 (Call 10/15/27)(a)	860	809,438
3.25%, 05/20/50 (Call 11/20/49)(a)	296	209,587
3.75%, 03/24/25 (Call 02/24/25)	603	592,771
3.75%, 02/25/52 (Call 08/25/51)(a)	760	590,454
4.25%, 02/01/29 (Call 11/01/28)(a)	578	559,161
4.25%, 08/08/32 (Call 05/08/32)	1,085	1,025,216

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
4.88%, 12/17/48 (Call 06/17/48)	$530	$489,947
5.25%, 07/15/44	634	619,250
Northeastern University, Series 2020,
2.89%, 10/01/50(a)	55	38,124
Northwestern University
3.69%, 12/01/38(a)	565	488,773
3.87%, 12/01/48(a)	565	473,663
4.64%, 12/01/44(a)	555	529,056
Series 2017, 3.66%, 12/01/57
(Call 06/01/57)	495	392,660
Series 2020, 2.64%, 12/01/50
(Call 06/01/50)(a)	620	414,046
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	1,285	1,229,855
2.30%, 06/01/30 (Call 03/01/30)	1,573	1,338,745
2.65%, 10/01/26 (Call 08/01/26)(a)	1,934	1,822,685
2.85%, 10/01/29 (Call 07/01/29)	2,028	1,807,328
3.25%, 06/01/50 (Call 12/01/49)(a)	1,501	1,044,697
3.90%, 06/01/27 (Call 05/01/27)	625	604,214
4.40%, 06/01/32 (Call 03/01/32)(a)	1,230	1,180,044
5.05%, 06/01/52 (Call 12/01/51)(a)	1,445	1,355,745
5.25%, 06/01/62 (Call 12/01/61)(a)	730	680,002
Pelabuhan Indonesia Persero PT
4.25%, 05/05/25(b)	1,458	1,433,148
5.38%, 05/05/45(b)	522	494,047
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	315	205,526
3.15%, 07/15/46 (Call 01/15/46)	1,036	775,214
3.30%, 07/15/56 (Call 01/15/56)	380	281,541
3.62%, 10/01/37	513	453,724
3.75%, 11/15/52 (Call 05/15/52)(a)	440	366,903
4.88%, 10/15/40(a)	652	644,007
6.50%, 01/15/39(a)(b)	606	705,177
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	1,366	1,094,100
2.90%, 10/01/30 (Call 07/01/30)	1,288	1,116,292
3.05%, 10/01/41 (Call 04/01/41)(a)	1,110	782,162
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,701	1,518,979
4.00%, 03/18/29 (Call 12/18/28)	985	940,790
4.75%, 05/20/32 (Call 02/20/32)(a)	750	736,414
Rockefeller Foundation (The), Series 2020,
2.49%, 10/01/50 (Call 04/01/50)(a)	1,151	730,214
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)(a)	903	720,972
2.30%, 08/15/60 (Call 02/15/60)(a)	821	443,457
2.45%, 03/01/27 (Call 02/01/27)	1,085	1,011,494
2.50%, 12/01/29 (Call 09/01/29)(a)	737	649,441
2.70%, 03/01/29 (Call 01/01/29)	1,657	1,500,090
2.90%, 03/01/32 (Call 12/01/31)	1,810	1,560,414
2.95%, 01/22/27 (Call 10/22/26)	865	820,838
3.25%, 12/01/49 (Call 06/01/49)(a)	809	578,505
3.70%, 03/01/52 (Call 09/01/51)(a)	1,465	1,134,654
3.90%, 03/01/62 (Call 09/01/61)	675	525,174
4.25%, 05/01/29 (Call 02/01/29)(a)	1,334	1,293,401
4.50%, 05/15/48 (Call 11/15/47)(a)	295	246,624
4.75%, 08/01/28 (Call 05/01/28)(a)	1,709	1,703,631
5.25%, 09/15/33 (Call 06/15/33)(b)	285	288,297
6.55%, 11/15/37(a)	75	81,609
Sodexo Inc.
1.63%, 04/16/26 (Call 03/16/26)(b)	1,009	932,221

Security	Par (000)	Value

Commercial Services (continued)
2.72%, 04/16/31 (Call 01/16/31)(b)	$1,098	$925,089
Thomas Jefferson University, 3.85%, 11/01/57
(Call 05/01/57)	170	127,299
Transurban Finance Co. Pty. Ltd.
2.45%, 03/16/31 (Call 12/16/30)(b)	1,284	1,065,057
3.38%, 03/22/27 (Call 12/22/26)(a)(b)	546	514,377
4.13%, 02/02/26 (Call 11/02/25)(b)	1,210	1,179,727
Triton Container International Ltd.
2.05%, 04/15/26 (Call 03/15/26)(b)	1,115	1,021,998
3.15%, 06/15/31 (Call 03/15/31)(a)(b)	1,020	802,915
Triton Container International Ltd./TAL
International Container Corp.,
3.25%, 03/15/32 (Call 12/15/31)	930	738,321
Trustees of Boston College
3.13%, 07/01/52(a)	451	327,372
3.99%, 07/01/47	280	227,141
Trustees of Boston University, Series CC,
4.06%, 10/01/48 (Call 04/01/48)(a)	755	643,117
Trustees of Dartmouth College,
3.47%, 06/01/46(a)	895	698,611
Trustees of Princeton University (The)
4.20%, 03/01/52 (Call 09/01/51)	60	54,349
5.70%, 03/01/39(a)	1,004	1,098,193
Series 2020, 2.52%, 07/01/50
(Call 01/01/50)(a)	310	208,476
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)(a)	382	265,722
4.67%, 09/01/2112	265	234,533
Series 2020, 2.40%, 10/01/50
(Call 04/01/50)	345	214,312
Trustees of Tufts College
3.10%, 08/15/51 (Call 02/15/51)	50	36,491
Series 2012, 5.02%, 04/15/2112	135	116,972
UL Solutions Inc., 6.50%, 10/20/28
(Call 09/20/28)(a)(b)	350	361,561
United Rentals North America Inc.,
6.00%, 12/15/29 (Call 12/15/25)(b)	585	585,536
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)(a)	231	164,273
4.00%, 10/01/53 (Call 04/01/53)	480	397,985
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	599	466,622
Series C, 2.55%, 04/01/50 (Call 10/01/49)(a)	415	280,758
University of Miami, 4.06%, 04/01/52	505	425,167
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	818	656,835
Series 2017, 3.39%, 02/15/48
(Call 08/15/47)	763	594,843
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	550	377,596
3.03%, 10/01/39(a)	1,226	990,753
4.98%, 10/01/53 (Call 04/01/53)(a)	80	80,168
5.25%, 10/01/2111(a)	235	231,784
Series 2017, 3.84%, 10/01/47
(Call 04/01/47)(a)	720	601,983
Series 21A, 2.95%, 10/01/51
(Call 04/01/51)(a)	790	550,505
Series A, 3.23%, 10/01/2120
(Call 04/01/2120)	25	15,241
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	899	659,932
4.00%, 06/15/25 (Call 03/15/25)	1,167	1,146,346

58	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
4.13%, 03/15/29 (Call 12/15/28)	$1,259	$1,208,646
5.50%, 06/15/45 (Call 12/15/44)(a)	264	251,975
5.75%, 04/01/33 (Call 01/01/33)	590	609,225
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)(a)	405	317,274
4.35%, 04/15/2122 (Call 10/15/2121)(a)	265	222,417
Wesleyan University, 4.78%, 07/01/2116(a)	360	303,284
William Marsh Rice University
3.57%, 05/15/45	185	149,178
3.77%, 05/15/55(a)	490	391,058
WK Kellogg Foundation Trust, 2.44%, 10/01/50
(Call 04/01/50)(b)	205	125,932
Yale University
Series 2020, 0.87%, 04/15/25
(Call 03/15/25)	405	386,356
Series 2020, 1.48%, 04/15/30
(Call 01/15/30)	810	678,638
Series 2020, 2.40%, 04/15/50
(Call 10/15/49)(a)	497	320,886

		151,221,807

Computers — 1.9%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	1,275	1,082,230
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,490	1,400,823
0.70%, 02/08/26 (Call 01/08/26)(a)	3,315	3,064,438
1.13%, 05/11/25 (Call 04/11/25)	2,556	2,440,458
1.20%, 02/08/28 (Call 12/08/27)	3,150	2,767,810
1.25%, 08/20/30 (Call 05/20/30)(a)	2,667	2,160,137
1.40%, 08/05/28 (Call 06/05/28)	3,050	2,666,153
1.65%, 05/11/30 (Call 02/11/30)	2,315	1,937,099
1.65%, 02/08/31 (Call 11/08/30)	3,430	2,822,836
1.70%, 08/05/31 (Call 05/05/31)	1,365	1,111,845
2.05%, 09/11/26 (Call 07/11/26)	2,644	2,473,139
2.20%, 09/11/29 (Call 06/11/29)	1,296	1,145,737
2.38%, 02/08/41 (Call 08/08/40)(a)	2,078	1,461,690
2.40%, 08/20/50 (Call 02/20/50)(a)	1,626	1,013,783
2.45%, 08/04/26 (Call 05/04/26)	3,245	3,071,165
2.55%, 08/20/60 (Call 02/20/60)(a)	1,906	1,171,576
2.65%, 05/11/50 (Call 11/11/49)	3,313	2,157,233
2.65%, 02/08/51 (Call 08/08/50)	3,879	2,501,818
2.70%, 08/05/51 (Call 02/05/51)	2,510	1,633,979
2.80%, 02/08/61 (Call 08/08/60)	2,269	1,441,919
2.85%, 08/05/61 (Call 02/05/61)	1,990	1,266,949
2.90%, 09/12/27 (Call 06/12/27)	2,686	2,534,468
2.95%, 09/11/49 (Call 03/11/49)	1,982	1,385,830
3.00%, 06/20/27 (Call 03/20/27)	2,000	1,897,577
3.00%, 11/13/27 (Call 08/13/27)(a)	2,005	1,896,662
3.20%, 05/13/25	2,292	2,244,219
3.20%, 05/11/27 (Call 02/11/27)	2,556	2,440,101
3.25%, 02/23/26 (Call 11/23/25)	4,186	4,061,209
3.25%, 08/08/29 (Call 06/08/29)	1,505	1,407,125
3.35%, 02/09/27 (Call 11/09/26)	2,680	2,578,289
3.35%, 08/08/32 (Call 05/08/32)	1,700	1,543,654
3.45%, 02/09/45	2,953	2,343,038
3.75%, 09/12/47 (Call 03/12/47)	1,350	1,100,795
3.75%, 11/13/47 (Call 05/13/47)	1,703	1,385,213
3.85%, 05/04/43	3,729	3,191,804
3.85%, 08/04/46 (Call 02/04/46)	2,713	2,261,448
3.95%, 08/08/52 (Call 02/08/52)	2,385	1,985,816
4.00%, 05/10/28 (Call 04/10/28)	1,755	1,717,040
4.10%, 08/08/62 (Call 02/08/62)	1,700	1,423,550

Security	Par (000)	Value

Computers (continued)
4.15%, 05/10/30 (Call 03/10/30)(a)	$855	$839,499
4.25%, 02/09/47 (Call 08/09/46)	1,079	970,862
4.30%, 05/10/33 (Call 02/10/33)(a)	1,225	1,211,929
4.38%, 05/13/45	2,596	2,369,913
4.45%, 05/06/44(a)	1,029	962,557
4.50%, 02/23/36 (Call 08/23/35)(a)	1,560	1,533,599
4.65%, 02/23/46 (Call 08/23/45)	4,994	4,720,325
4.85%, 05/10/53 (Call 11/10/52)(a)	1,540	1,505,377
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 04/01/24)(b)	95	88,148
4.00%, 07/01/29 (Call 07/01/24)(a)(b)	590	544,653
5.95%, 08/04/33 (Call 05/04/33)	447	458,518
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)(a)	1,155	1,046,670
2.30%, 09/14/31 (Call 06/14/31)	770	615,227
Dell Inc.
5.40%, 09/10/40	657	632,161
6.50%, 04/15/38(a)	829	865,305
7.10%, 04/15/28	710	761,574
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)	1,631	1,192,198
3.45%, 12/15/51 (Call 06/15/51)	1,256	862,469
4.90%, 10/01/26 (Call 08/01/26)	2,326	2,304,677
5.25%, 02/01/28 (Call 01/01/28)	1,470	1,481,006
5.30%, 10/01/29 (Call 07/01/29)	1,418	1,421,325
5.75%, 02/01/33 (Call 11/01/32)(a)	1,140	1,173,521
5.85%, 07/15/25 (Call 06/15/25)	1,310	1,315,785
6.02%, 06/15/26 (Call 03/15/26)	2,424	2,450,589
6.10%, 07/15/27 (Call 05/15/27)(a)	1,006	1,033,062
6.20%, 07/15/30 (Call 04/15/30)	1,512	1,582,325
8.10%, 07/15/36 (Call 01/15/36)(a)	1,103	1,323,158
8.35%, 07/15/46 (Call 01/15/46)	539	681,929
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	1,130	1,025,940
2.38%, 09/15/28 (Call 07/15/28)(a)	1,040	897,012
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	919	843,230
2.20%, 03/15/31 (Call 12/15/30)	987	816,955
Genpact Luxembourg SARL/Genpact USA Inc.,
1.75%, 04/10/26 (Call 03/10/26)	824	746,394
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)(a)	1,386	1,287,772
4.90%, 10/15/25 (Call 07/15/25)(a)	2,825	2,805,706
5.25%, 07/01/28 (Call 06/01/28)(a)	1,050	1,051,321
6.10%, 04/01/26 (Call 04/01/24)	300	300,140
6.20%, 10/15/35 (Call 04/15/35)	1,205	1,258,854
6.35%, 10/15/45 (Call 04/15/45)	2,004	2,070,977
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	721	662,485
2.20%, 06/17/25 (Call 05/17/25)(a)	1,581	1,517,818
2.65%, 06/17/31 (Call 03/17/31)(a)	1,475	1,233,619
3.00%, 06/17/27 (Call 04/17/27)	1,587	1,482,124
3.40%, 06/17/30 (Call 03/17/30)(a)	333	300,088
4.00%, 04/15/29 (Call 02/15/29)(a)	1,315	1,252,854
4.20%, 04/15/32 (Call 01/15/32)	840	775,319
4.75%, 01/15/28 (Call 12/15/27)	1,450	1,435,649
5.50%, 01/15/33 (Call 10/15/32)(a)	1,655	1,660,077
6.00%, 09/15/41(a)	1,710	1,753,138
IBM International Capital Pte Ltd.
4.60%, 02/05/27 (Call 01/05/27)	900	888,763
4.60%, 02/05/29 (Call 01/05/29)	925	906,951

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
4.70%, 02/05/26	$900	$892,659
4.75%, 02/05/31 (Call 12/05/30)	975	949,428
4.90%, 02/05/34 (Call 11/05/33)	900	875,323
5.25%, 02/05/44 (Call 08/05/43)	900	861,946
5.30%, 02/05/54 (Call 08/05/53)	1,800	1,727,421
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	2,152	1,942,969
1.95%, 05/15/30 (Call 02/15/30)	2,020	1,690,808
2.20%, 02/09/27 (Call 01/09/27)	968	895,257
2.72%, 02/09/32 (Call 11/09/31)(a)	565	489,512
2.85%, 05/15/40 (Call 11/15/39)(a)	1,014	739,118
2.95%, 05/15/50 (Call 11/15/49)(a)	1,162	768,610
3.30%, 05/15/26(a)	3,304	3,180,349
3.30%, 01/27/27	99	94,635
3.43%, 02/09/52 (Call 08/09/51)	535	382,107
3.45%, 02/19/26(a)	1,936	1,878,137
3.50%, 05/15/29(a)	3,406	3,182,818
4.00%, 07/27/25	635	625,080
4.00%, 06/20/42(a)	1,583	1,316,912
4.15%, 07/27/27 (Call 06/27/27)	1,125	1,096,946
4.15%, 05/15/39	2,729	2,380,042
4.25%, 05/15/49	3,343	2,805,461
4.40%, 07/27/32 (Call 04/27/32)(a)	1,085	1,036,207
4.50%, 02/06/26(a)	975	966,357
4.50%, 02/06/28 (Call 01/06/28)(a)	1,175	1,158,567
4.70%, 02/19/46(a)	935	840,716
4.75%, 02/06/33 (Call 11/06/32)(a)	1,145	1,117,919
4.90%, 07/27/52 (Call 01/27/52)	1,105	1,027,963
5.10%, 02/06/53 (Call 08/06/52)	910	868,051
5.60%, 11/30/39(a)	1,025	1,055,324
5.88%, 11/29/32(a)	863	914,707
6.22%, 08/01/27	1,027	1,072,580
6.50%, 01/15/28(a)	663	700,810
7.00%, 10/30/25(a)	1,581	1,631,454
7.13%, 12/01/96(a)	350	438,746
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)(a)	570	520,457
2.70%, 10/15/28 (Call 08/15/28)(a)	877	768,374
3.15%, 10/15/31 (Call 07/15/31)(a)	1,130	931,883
4.10%, 10/15/41 (Call 04/15/41)	792	592,407
6.35%, 02/20/34 (Call 11/20/33)	200	201,871
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	1,042	854,047
3.63%, 05/15/25 (Call 04/15/25)	652	636,960
4.38%, 05/15/30 (Call 02/15/30)	765	719,846
5.75%, 03/15/33 (Call 12/15/32)	35	35,571
Lenovo Group Ltd.
3.42%, 11/02/30 (Call 08/02/30)(b)	385	334,924
5.83%, 01/27/28 (Call 12/27/27)(b)	250	252,158
6.54%, 07/27/32 (Call 04/27/32)(b)	15	15,730
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	1,082	1,033,015
2.38%, 06/22/27 (Call 04/22/27)(a)	945	866,115
2.70%, 06/22/30 (Call 03/22/30)	1,340	1,150,293
Teledyne FLIR LLC, 2.50%, 08/01/30
(Call 05/01/30)	1,048	884,503
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	325	273,714
3.10%, 02/01/32 (Call 11/01/31)	270	211,329

Security	Par (000)	Value

Computers (continued)
Wipro IT Services LLC, 1.50%, 06/23/26
(Call 05/23/26)(b)	$1,100	$1,009,861

		194,010,199

Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.10%, 08/15/25	445	433,851
3.10%, 08/15/27 (Call 07/15/27)	450	429,776
3.25%, 08/15/32 (Call 05/15/32)	1,152	1,034,032
3.70%, 08/01/47 (Call 02/01/47)(a)	857	708,374
4.00%, 08/15/45	876	767,724
4.60%, 03/01/28 (Call 02/01/28)(a)	356	358,701
4.60%, 03/01/33 (Call 12/01/32)	461	457,269
4.80%, 03/02/26	641	642,538
Conopco Inc.
Series E, 7.25%, 12/15/26	585	618,997
Series F, 6.63%, 04/15/28	150	160,401
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	950	779,443
2.38%, 12/01/29 (Call 09/01/29)	1,077	941,394
2.60%, 04/15/30 (Call 01/15/30)(a)	1,005	878,901
3.13%, 12/01/49 (Call 06/01/49)	1,159	792,258
3.15%, 03/15/27 (Call 12/15/26)	895	853,213
3.70%, 08/15/42	542	409,784
4.15%, 03/15/47 (Call 09/15/46)	762	625,691
4.38%, 05/15/28 (Call 04/15/28)	435	427,748
4.38%, 06/15/45 (Call 12/15/44)	709	607,562
4.65%, 05/15/33 (Call 02/15/33)(a)	125	121,245
5.00%, 02/14/34 (Call 11/14/33)	450	442,122
5.15%, 05/15/53 (Call 11/15/52)	329	316,065
6.00%, 05/15/37	666	710,752
Haleon U.K. Capital PLC, 3.13%, 03/24/25	2,080	2,028,401
Haleon U.S. Capital LLC
3.38%, 03/24/27 (Call 02/24/27)	2,920	2,773,573
3.38%, 03/24/29 (Call 01/24/29)	498	460,210
3.63%, 03/24/32 (Call 12/24/31)	2,795	2,503,775
4.00%, 03/24/52 (Call 09/24/51)	1,520	1,213,941
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)(a)	1,730	1,710,297
5.00%, 03/22/30 (Call 01/22/30)	1,555	1,559,522
5.05%, 03/22/28 (Call 02/22/28)	1,565	1,574,968
5.05%, 03/22/53 (Call 09/22/52)(a)	2,139	2,059,954
5.10%, 03/22/43 (Call 09/22/42)(a)	1,110	1,084,778
5.20%, 03/22/63 (Call 09/22/62)	1,044	1,011,472
5.35%, 03/22/26 (Call 02/22/26)	1,680	1,690,912
Procter & Gamble Co. (The)
0.55%, 10/29/25	1,363	1,270,896
1.00%, 04/23/26	1,435	1,328,297
1.20%, 10/29/30	1,392	1,120,710
1.90%, 02/01/27	330	305,714
1.95%, 04/23/31	1,720	1,447,596
2.30%, 02/01/32(a)	1,230	1,050,746
2.45%, 11/03/26	1,311	1,239,404
2.70%, 02/02/26	901	867,645
2.80%, 03/25/27	914	865,367
2.85%, 08/11/27	1,117	1,055,140
3.00%, 03/25/30	2,095	1,917,226
3.50%, 10/25/47	600	479,254
3.55%, 03/25/40	873	748,088
3.60%, 03/25/50	770	632,223
3.95%, 01/26/28(a)	1,025	1,007,436
4.05%, 01/26/33(a)	905	871,529

60	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
4.10%, 01/26/26(a)	$905	$894,638
4.35%, 01/29/29	660	654,127
4.55%, 01/29/34	685	675,369
5.50%, 02/01/34(a)	297	315,511
5.55%, 03/05/37	557	597,948
5.80%, 08/15/34	375	412,214
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	860	694,903
1.75%, 08/12/31 (Call 05/12/31)	1,685	1,357,124
2.00%, 07/28/26(a)	995	931,666
2.13%, 09/06/29 (Call 06/06/29)	1,350	1,175,869
2.90%, 05/05/27 (Call 02/05/27)	1,530	1,447,075
3.10%, 07/30/25	815	794,972
3.38%, 03/22/25 (Call 01/22/25)	505	494,827
3.50%, 03/22/28 (Call 12/22/27)	1,980	1,893,978
4.88%, 09/08/28 (Call 08/08/28)	680	685,060
5.00%, 12/08/33 (Call 09/08/33)(a)	730	731,138
5.90%, 11/15/32	1,239	1,320,551
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)(a)	1,245	802,933

		65,276,818

Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(a)(b)	983	877,358
4.25%, 04/20/27 (Call 03/20/27)(b)	280	272,149
4.50%, 10/24/28 (Call 07/24/28)(a)(b)	1,410	1,374,731
4.65%, 04/20/32 (Call 01/20/32)(b)	515	491,149
LKQ Corp.
5.75%, 06/15/28 (Call 05/15/28)	780	788,226
6.25%, 06/15/33 (Call 03/15/33)	825	847,826
Mitsubishi Corp.
1.13%, 07/15/26 (Call 06/15/26)(b)	840	763,988
5.00%, 07/05/28 (Call 06/05/28)(b)	750	750,637
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	460	369,682
4.20%, 05/15/47 (Call 11/15/46)(a)	401	344,582
4.60%, 06/15/45 (Call 12/15/44)(a)	963	881,126

		7,761,454

Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	1,340	1,244,923
2.45%, 10/29/26 (Call 09/29/26)	3,380	3,117,681
3.00%, 10/29/28 (Call 08/29/28)	4,730	4,250,218
3.30%, 01/30/32 (Call 10/30/31)	5,095	4,308,755
3.40%, 10/29/33 (Call 07/29/33)	1,955	1,624,170
3.65%, 07/21/27 (Call 04/21/27)	1,417	1,333,347
3.85%, 10/29/41 (Call 04/29/41)	1,710	1,327,539
3.88%, 01/23/28 (Call 10/23/27)	1,048	987,084
4.45%, 10/01/25 (Call 08/01/25)	535	524,682
4.45%, 04/03/26 (Call 02/03/26)	1,040	1,019,006
4.63%, 10/15/27 (Call 08/15/27)	878	850,663
5.10%, 01/19/29 (Call 12/19/28)(a)	1,015	997,696
5.30%, 01/19/34 (Call 10/19/33)(a)	1,030	993,580
5.75%, 06/06/28 (Call 05/06/28)(a)	1,125	1,133,142
6.10%, 01/15/27 (Call 12/15/26)	525	531,560
6.15%, 09/30/30 (Call 07/30/30)(a)	850	877,996
6.45%, 04/15/27 (Call 03/15/27)(a)(b)	645	660,196
6.50%, 07/15/25 (Call 06/15/25)(a)	1,590	1,604,906

Security	Par (000)	Value

Diversified Financial Services (continued)
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)(a)	$722	$635,074
3.50%, 08/01/25	345	335,319
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)(a)	1,440	1,322,296
2.10%, 09/01/28 (Call 07/01/28)	767	665,426
2.20%, 01/15/27 (Call 12/15/26)	1,272	1,166,152
2.88%, 01/15/26 (Call 12/15/25)	334	318,514
2.88%, 01/15/32 (Call 10/15/31)(a)	1,000	830,158
3.00%, 02/01/30 (Call 11/01/29)	1,085	944,679
3.13%, 12/01/30 (Call 09/01/30)	1,159	998,999
3.25%, 03/01/25 (Call 01/01/25)	763	744,907
3.25%, 10/01/29 (Call 07/01/29)(a)	790	702,642
3.38%, 07/01/25 (Call 06/01/25)(a)	1,226	1,190,870
3.63%, 04/01/27 (Call 01/01/27)(a)	923	867,258
3.63%, 12/01/27 (Call 09/01/27)	605	568,463
3.75%, 06/01/26 (Call 04/01/26)	218	210,023
4.63%, 10/01/28 (Call 07/01/28)	760	734,219
5.10%, 03/01/29 (Call 02/01/29)(a)	625	615,214
5.30%, 02/01/28 (Call 01/01/28)(a)	800	796,167
5.85%, 12/15/27 (Call 11/15/27)(a)	240	242,974
AIR Lease Corp. Sukuk Ltd., 5.85%, 04/01/28 (Call 03/01/28)(b)	285	284,319
Aircastle Ltd.
2.85%, 01/26/28 (Call 11/26/27)(a)(b)	587	522,133
4.25%, 06/15/26 (Call 04/15/26)	1,310	1,269,980
5.25%, 08/11/25 (Call 07/11/25)(b)	917	906,410
5.95%, 02/15/29 (Call 01/15/29)(a)(b)	625	617,416
6.50%, 07/18/28 (Call 06/18/28)(b)	695	702,142
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	1,320	1,122,504
4.63%, 03/30/25(a)	524	518,238
4.75%, 06/09/27 (Call 05/09/27)(a)	1,030	1,000,453
5.80%, 05/01/25 (Call 04/01/25)(a)	887	885,601
6.85%, 01/03/30 (Call 01/03/29), (1-day SOFR + 2.282%)(a)(d)	1,070	1,093,568
6.99%, 06/13/29 (Call 06/13/28), (1-day SOFR + 3.260%)(d)	664	682,197
7.10%, 11/15/27 (Call 10/15/27)(a)	1,009	1,050,598
8.00%, 11/01/31	3,270	3,582,929
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)(a)	1,550	1,417,855
2.25%, 03/04/25 (Call 02/01/25)	1,065	1,031,362
2.55%, 03/04/27 (Call 02/01/27)	2,883	2,675,719
3.13%, 05/20/26 (Call 04/20/26)	1,533	1,472,580
3.30%, 05/03/27 (Call 04/03/27)	2,614	2,477,834
3.95%, 08/01/25 (Call 07/01/25)	3,120	3,065,255
4.05%, 05/03/29 (Call 03/03/29)	1,210	1,170,892
4.05%, 12/03/42	1,350	1,162,874
4.20%, 11/06/25 (Call 10/06/25)(a)	968	955,288
4.42%, 08/03/33 (Call 08/03/32), (1-day SOFR + 1.760%)(a)(d)	2,105	1,994,670
4.90%, 02/13/26 (Call 01/13/26)	1,757	1,751,384
4.99%, 05/01/26 (Call 05/01/25), (1-day SOFR + 1.000%)(d)	1,645	1,635,348
4.99%, 05/26/33 (Call 02/26/32), (1-day SOFR + 2.255%)(d)	1,036	1,006,765
5.04%, 05/01/34 (Call 05/01/33), (1-day SOFR + 1.835%)(a)(d)	1,995	1,958,026
5.10%, 02/16/28 (Call 02/16/27), (1-day SOFR + 1.000%)(d)	880	876,682

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.28%, 07/27/29 (Call 07/27/28), (1-day SOFR + 1.280%)(d)	$1,410	$1,417,205
5.39%, 07/28/27 (Call 07/28/26), (1-day SOFR + 0.970%)(a)(d)	760	762,096
5.63%, 07/28/34 (Call 07/28/33), (1-day SOFR + 1.930%)(d)	215	216,674
5.85%, 11/05/27 (Call 10/05/27)	1,935	1,986,671
6.34%, 10/30/26 (Call 10/30/25), (1-day SOFR + 1.330%)(d)	1,830	1,857,846
6.49%, 10/30/31 (Call 10/30/30), (1-day SOFR + 1.940%)(d)	1,040	1,107,926
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	460	436,727
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	761	722,244
3.00%, 04/02/25 (Call 03/02/25)	579	564,261
4.50%, 05/13/32 (Call 02/13/32)	655	629,465
5.15%, 05/15/33 (Call 02/15/33)	1,105	1,104,936
5.70%, 12/15/28 (Call 11/15/28)	695	714,736
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	1,035	906,291
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(a)(b)	605	539,022
3.75%, 07/15/27 (Call 06/15/27)(a)(b)	510	460,360
3.95%, 07/15/26 (Call 06/15/26)(b)	570	530,529
Apollo Global Management Inc., 6.38%, 11/15/33 (Call 08/15/33)	445	477,751
Ares Finance Co. II LLC, 3.25%, 06/15/30 (Call 03/15/30)(a)(b)	835	729,141
Ares Finance Co. III LLC, 4.13%, 06/30/51 (Call 06/30/26), (5-year CMT + 3.237%)(b)(d)	975	880,815
Ares Finance Co. IV LLC, 3.65%, 02/01/52 (Call 08/01/51)(a)(b)	160	110,607
Ares Management Corp., 6.38%, 11/10/28 (Call 10/10/28)(a)	90	93,790
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	965	896,922
1.95%, 09/20/26 (Call 08/20/26)(a)(b)	1,357	1,234,767
3.50%, 11/01/27 (Call 07/01/27)(b)	925	853,126
4.13%, 08/01/25 (Call 06/01/25)(b)	640	621,780
4.88%, 10/01/25 (Call 07/01/25)(b)	434	425,275
6.25%, 04/15/28 (Call 03/15/28)(b)	835	847,308
6.38%, 07/15/30 (Call 05/15/30)(a)(b)	1,074	1,095,074
6.75%, 10/25/28 (Call 09/25/28)(b)	710	735,726
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(a)(b)	1,052	976,125
2.53%, 11/18/27 (Call 10/18/27)(a)(b)	3,058	2,707,035
2.75%, 02/21/28 (Call 12/21/27)(b)	1,250	1,111,755
3.25%, 02/15/27 (Call 12/15/26)(b)	1,200	1,108,767
4.25%, 04/15/26 (Call 03/15/26)(b)	1,475	1,422,237
4.38%, 05/01/26 (Call 03/01/26)(b)	1,185	1,143,398
5.50%, 01/15/26 (Call 12/15/25)(b)	849	840,219
5.75%, 03/01/29 (Call 02/01/29)(b)	1,103	1,087,087
6.38%, 05/04/28 (Call 04/04/28)(a)(b)	400	405,901
BGC Group Inc. 4.38%, 12/15/25 (Call 09/15/25)	650	627,492
8.00%, 05/25/28 (Call 04/25/28)(a)	435	459,998
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(b)	658	509,521
1.63%, 08/05/28 (Call 06/05/28)(a)(b)	518	448,605
2.00%, 01/30/32 (Call 10/30/31)(b)	1,093	847,987

Security	Par (000)	Value

Diversified Financial Services (continued)
2.50%, 01/10/30 (Call 10/10/29)(b)	$763	$654,121
2.55%, 03/30/32 (Call 12/30/31)(a)(b)	645	525,589
2.80%, 09/30/50 (Call 03/30/50)(b)	217	131,836
2.85%, 08/05/51 (Call 02/05/51)(a)(b)	620	384,811
3.15%, 10/02/27 (Call 07/02/27)(a)(b)	487	455,129
3.20%, 01/30/52 (Call 07/30/51)(a)(b)	1,170	787,954
3.50%, 09/10/49 (Call 03/10/49)(a)(b)	755	533,357
4.00%, 10/02/47 (Call 04/02/47)(a)(b)	629	476,412
4.45%, 07/15/45(b)	350	288,723
5.00%, 06/15/44(b)	341	307,962
5.90%, 11/03/27 (Call 10/03/27)(a)(b)	790	807,339
6.20%, 04/22/33 (Call 01/22/33)(b)	1,270	1,326,800
6.25%, 08/15/42(a)(b)	546	561,391
Blue Owl Credit Income Corp., 7.95%, 06/13/28 (Call 05/13/28)(b)	225	232,150
Blue Owl Finance LLC
3.13%, 06/10/31 (Call 03/10/31)(b)	753	623,505
4.13%, 10/07/51 (Call 04/07/51)(a)(b)	520	349,661
4.38%, 02/15/32 (Call 11/15/31)(a)(b)	635	557,016
BOC Aviation Ltd.
2.63%, 09/17/30 (Call 06/17/30)(a)(b)	680	578,632
3.00%, 09/11/29 (Call 06/11/29)(a)(b)	901	805,818
3.25%, 04/29/25 (Call 03/29/25)(b)	522	507,024
3.50%, 09/18/27 (Call 06/18/27)(a)(b)	1,090	1,023,870
3.88%, 04/27/26 (Call 01/27/26)(b)	1,300	1,257,568
BOC Aviation USA Corp.
4.88%, 05/03/33 (Call 02/03/33)(a)(b)	855	833,646
5.75%, 11/09/28 (Call 10/09/28)(b)	1,465	1,497,983
Brookfield Capital Finance LLC, 6.09%, 06/14/33 (Call 03/14/33)	194	200,675
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32 (Call 10/30/31)	1,495	1,199,610
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	880	739,479
3.50%, 03/30/51 (Call 09/30/50)	610	432,768
3.63%, 02/15/52 (Call 08/15/51)(a)	430	305,951
3.90%, 01/25/28 (Call 10/25/27)	1,419	1,361,279
4.25%, 06/02/26 (Call 03/02/26)(a)	907	890,628
4.35%, 04/15/30 (Call 01/15/30)	1,189	1,127,109
4.70%, 09/20/47 (Call 03/20/47)(a)	1,213	1,032,279
4.85%, 03/29/29 (Call 12/29/28)	1,641	1,618,202
5.97%, 03/04/54 (Call 09/04/53)	315	317,474
6.35%, 01/05/34 (Call 10/05/33)(a)	650	683,008
Brookfield Finance LLC/Brookfield Finance Inc.,
3.45%, 04/15/50 (Call 10/15/49)(a)	1,244	860,700
Cantor Fitzgerald LP
4.50%, 04/14/27 (Call 01/14/27)(a)(b)	745	705,802
7.20%, 12/12/28 (Call 11/12/28)(b)	850	872,449
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (1-day SOFR + 0.855%)(d)	1,841	1,670,968
2.36%, 07/29/32 (Call 07/29/31), (1-day SOFR + 1.337%)(d)	1,659	1,254,173
2.62%, 11/02/32 (Call 11/02/31), (1-day SOFR + 1.265%)(d)	930	744,158
2.64%, 03/03/26 (Call 03/03/25), (1-day SOFR + 1.290%)(a)(d)	1,645	1,595,317
3.27%, 03/01/30 (Call 03/01/29), (1-day SOFR + 1.790%)(a)(d)	1,850	1,648,971
3.65%, 05/11/27 (Call 04/11/27)	1,757	1,673,444

62	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.75%, 07/28/26 (Call 06/28/26)	$1,910	$1,834,591
3.75%, 03/09/27 (Call 02/09/27)	2,592	2,474,574
3.80%, 01/31/28 (Call 12/31/27)	2,124	2,008,835
4.20%, 10/29/25 (Call 09/29/25)	1,567	1,531,903
4.25%, 04/30/25 (Call 03/31/25)	888	876,004
4.93%, 05/10/28 (Call 05/10/27), (1-day SOFR + 2.057%)(d)	1,240	1,213,232
4.99%, 07/24/26 (Call 07/24/25), (1-day SOFR + 2.160%)(a)(d)	1,740	1,724,110
5.25%, 07/26/30 (Call 07/26/29), (1-day SOFR + 2.600%)(d)	860	838,598
5.27%, 05/10/33 (Call 05/10/32), (1-day SOFR + 2.370%)(a)(d)	1,898	1,843,741
5.47%, 02/01/29 (Call 02/01/28), (1-day SOFR + 2.080%)(d)	1,205	1,198,337
5.70%, 02/01/30 (Call 02/01/29), (1-day SOFR + 1.905%)(a)(d)	375	375,843
5.82%, 02/01/34 (Call 02/01/33), (1-day SOFR + 2.600%)(a)(d)	1,970	1,947,867
6.05%, 02/01/35 (Call 02/01/34), (1-day SOFR + 2.260%)(a)(d)	425	429,259
6.31%, 06/08/29 (Call 06/08/28), (1-day SOFR + 2.640%)(d)	1,375	1,407,495
6.38%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.860%)(d)	1,495	1,540,444
7.15%, 10/29/27 (Call 10/29/26), (1-day SOFR + 2.440%)(a)(d)	600	621,932
7.62%, 10/30/31 (Call 10/30/30), (1-day SOFR + 3.070%)(d)	620	678,492
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)(a)	663	537,911
3.00%, 03/16/32 (Call 12/16/31)(a)	600	517,392
3.65%, 01/12/27 (Call 10/12/26)(a)	1,340	1,297,613
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)(a)	1,847	1,694,057
1.15%, 05/13/26 (Call 04/13/26)	1,540	1,412,727
1.65%, 03/11/31 (Call 12/11/30)	1,024	812,207
1.95%, 12/01/31 (Call 09/01/31)(a)	1,637	1,299,962
2.00%, 03/20/28 (Call 01/20/28)(a)	1,900	1,685,379
2.30%, 05/13/31 (Call 02/13/31)	1,350	1,118,309
2.45%, 03/03/27 (Call 02/03/27)(a)	1,265	1,172,569
2.75%, 10/01/29 (Call 07/01/29)	497	441,044
2.90%, 03/03/32 (Call 12/03/31)	1,530	1,297,542
3.00%, 03/10/25 (Call 12/10/24)	717	700,047
3.20%, 03/02/27 (Call 12/02/26)	1,265	1,200,574
3.20%, 01/25/28 (Call 10/25/27)	820	767,978
3.25%, 05/22/29 (Call 02/22/29)	1,095	1,009,764
3.30%, 04/01/27 (Call 01/01/27)(a)	1,184	1,124,705
3.45%, 02/13/26 (Call 11/13/25)	775	749,986
3.63%, 04/01/25 (Call 01/01/25)	576	565,046
3.85%, 05/21/25 (Call 03/21/25)	674	661,369
4.00%, 02/01/29 (Call 11/01/28)(a)	1,204	1,156,385
4.20%, 03/24/25 (Call 02/24/25)	936	924,624
4.63%, 03/22/30 (Call 12/22/29)(a)	560	553,027
5.64%, 05/19/29 (Call 05/19/28), (1-day SOFR + 2.210%)(d)	812	822,258
5.85%, 05/19/34 (Call 05/19/33), (1-day SOFR + 2.500%)(d)	960	974,886
5.88%, 08/24/26 (Call 07/24/26)	1,231	1,250,006
6.14%, 08/24/34 (Call 08/24/33), (1-day SOFR + 2.010%)(d)	1,260	1,305,373

Security	Par (000)	Value

Diversified Financial Services (continued)
6.20%, 11/17/29 (Call 11/17/28), (1-day SOFR + 1.878%)(d)	$1,414	$1,459,933
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(b)	1,695	1,663,592
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	1,315	1,048,236
4.10%, 06/15/51 (Call 12/15/50)(a)	1,560	921,301
Citadel Finance LLC, 3.38%, 03/09/26 (Call 02/09/26)(b)	1,315	1,230,356
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(a)(b)	733	711,690
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	1,275	1,093,595
3.00%, 03/15/25 (Call 12/15/24)	1,133	1,107,067
3.75%, 06/15/28 (Call 03/15/28)(a)	942	909,680
4.15%, 06/15/48 (Call 12/15/47)(a)	821	706,709
5.30%, 09/15/43 (Call 03/15/43)	1,301	1,314,382
Credit Suisse USA Inc., 7.13%, 07/15/32(a)	1,073	1,197,515
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(b)	595	571,755
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)(a)	517	507,182
4.10%, 02/09/27 (Call 11/09/26)	1,393	1,336,015
4.50%, 01/30/26 (Call 11/30/25)	716	704,566
6.70%, 11/29/32 (Call 08/29/32)	1,160	1,214,074
7.96%, 11/02/34 (Call 11/02/33), (1-day SOFR + 3.370%)(d)	1,155	1,293,687
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin, 3.88%, 02/15/26 (Call 12/15/25)(b)	928	860,652
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	581	553,402
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	170	170,007
FMR LLC
5.15%, 02/01/43(b)	187	173,028
6.45%, 11/15/39(a)(b)	830	879,598
6.50%, 12/14/40(b)	250	264,502
7.57%, 06/15/29(b)	900	996,640
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)(a)	1,107	893,795
2.85%, 03/30/25	719	700,516
2.95%, 08/12/51 (Call 02/12/51)(a)	525	320,931
HPS Corporate Lending Fund, 6.75%, 01/30/29 (Call 12/30/28)(b)	75	74,247
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	270	260,264
Invesco Finance PLC
3.75%, 01/15/26(a)	917	891,201
5.38%, 11/30/43	395	380,544
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)(a)	650	642,644
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	1,127	921,883
2.75%, 10/15/32 (Call 07/15/32)	640	516,505
4.15%, 01/23/30	1,196	1,112,759
4.85%, 01/15/27	1,228	1,219,553
5.88%, 07/21/28 (Call 06/21/28)	1,240	1,264,337
6.25%, 01/15/36(a)	745	764,159
6.45%, 06/08/27	592	610,105
6.50%, 01/20/43	559	580,615
6.63%, 10/23/43 (Call 07/23/43)(a)	360	368,175
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)(b)	1,078	1,025,078

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	$386	$365,652
4.38%, 03/11/29 (Call 12/11/28)	982	935,026
4.50%, 09/19/28 (Call 06/19/28)	886	849,061
Legg Mason Inc.
4.75%, 03/15/26	1,050	1,043,557
5.63%, 01/15/44(a)	651	653,234
LPL Holdings Inc.
4.00%, 03/15/29 (Call 04/01/24)(a)(b)	340	311,939
4.38%, 05/15/31 (Call 05/15/26)(a)(b)	450	407,050
4.63%, 11/15/27 (Call 03/05/24)(a)(b)	680	652,067
6.75%, 11/17/28 (Call 10/17/28)(a)	240	250,515
LSEGA Financing PLC
1.38%, 04/06/26 (Call 03/06/26)(b)	1,752	1,616,552
2.00%, 04/06/28 (Call 02/06/28)(b)	1,518	1,350,330
2.50%, 04/06/31 (Call 01/06/31)(a)(b)	1,473	1,237,962
3.20%, 04/06/41 (Call 10/06/40)(b)	801	599,119
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	940	780,550
2.00%, 03/03/25 (Call 02/03/25)	986	954,949
2.00%, 11/18/31 (Call 08/18/31)	1,105	907,863
2.95%, 11/21/26 (Call 08/21/26)(a)	780	744,181
2.95%, 06/01/29 (Call 03/01/29)	1,400	1,285,032
2.95%, 03/15/51 (Call 09/15/50)	841	585,699
3.30%, 03/26/27 (Call 01/26/27)	1,673	1,604,898
3.35%, 03/26/30 (Call 12/26/29)(a)	1,905	1,759,830
3.50%, 02/26/28 (Call 11/26/27)	966	929,185
3.65%, 06/01/49 (Call 12/01/48)	1,247	995,115
3.80%, 11/21/46 (Call 05/21/46)	755	621,279
3.85%, 03/26/50 (Call 09/26/49)	2,229	1,841,322
3.95%, 02/26/48 (Call 08/26/47)(a)	580	491,984
4.85%, 03/09/33 (Call 12/09/32)	1,135	1,133,587
4.88%, 03/09/28 (Call 02/09/28)	940	950,505
Mitsubishi HC Capital Inc.
3.64%, 04/13/25 (Call 03/13/25)(a)(b)	943	922,601
5.08%, 09/15/27 (Call 08/15/27)(a)(b)	925	915,671
Mitsubishi HC Finance America LLC
5.66%, 02/28/33 (Call 11/28/32)(a)(b)	730	735,927
5.81%, 09/12/28 (Call 08/12/28)(b)	445	452,507
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)(a)	1,071	852,677
2.50%, 12/21/40 (Call 06/21/40)	834	552,970
3.25%, 04/28/50 (Call 10/28/49)	775	528,191
3.85%, 06/30/26 (Call 03/30/26)	1,068	1,037,138
3.95%, 03/07/52 (Call 09/07/51)	815	620,352
5.35%, 06/28/28 (Call 05/28/28)	1,355	1,368,588
5.55%, 02/15/34 (Call 11/15/33)	1,775	1,787,007
5.65%, 06/28/25	250	250,829
5.95%, 08/15/53 (Call 02/15/53)(a)	1,010	1,038,542
6.10%, 06/28/63 (Call 12/28/62)(a)	645	672,541
Neuberger Berman Group LLC/Neuberger
Berman Finance Corp.
4.50%, 03/15/27 (Call 12/15/26)(b)	653	626,417
4.88%, 04/15/45 (Call 10/15/44)(b)	435	348,753
Nomura Holdings Inc.
1.65%, 07/14/26	1,815	1,661,273
1.85%, 07/16/25	1,942	1,844,336
2.17%, 07/14/28	1,229	1,070,520
2.33%, 01/22/27	1,680	1,541,149
2.61%, 07/14/31	1,580	1,298,939
2.68%, 07/16/30	1,154	975,705

Security	Par (000)	Value

Diversified Financial Services (continued)
2.71%, 01/22/29(a)	$470	$414,402
3.00%, 01/22/32	1,225	1,018,828
3.10%, 01/16/30	1,755	1,540,240
5.10%, 07/03/25	1,090	1,079,414
5.39%, 07/06/27	715	713,611
5.61%, 07/06/29	675	678,586
5.71%, 01/09/26	395	395,818
5.84%, 01/18/28	730	739,115
6.07%, 07/12/28	1,300	1,331,553
6.09%, 07/12/33(a)	775	808,811
6.18%, 01/18/33	700	733,698
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(a)(b)	1,545	1,493,223
ORIX Corp.
2.25%, 03/09/31(a)	885	741,691
3.70%, 07/18/27	520	497,192
4.00%, 04/13/32	665	618,453
5.00%, 09/13/27	425	424,560
5.20%, 09/13/32(a)	660	666,511
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)(b)	971	883,237
6.15%, 12/06/28(a)(b)	980	1,004,201
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)(a)	955	926,433
6.20%, 05/15/29 (Call 02/15/29)	625	626,794
6.63%, 03/15/25 (Call 09/15/24)	900	901,748
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	1,200	891,143
4.65%, 04/01/30 (Call 01/01/30)	967	956,184
4.95%, 07/15/46	894	820,782
REC Ltd., 5.63%, 04/11/28(b)	40	40,082
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	765	691,277
SURA Asset Management SA, 4.38%, 04/11/27(b)	85	81,498
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	1,205	945,929
3.70%, 08/04/26 (Call 05/04/26)(a)	734	692,788
3.95%, 12/01/27 (Call 09/01/27)	1,161	1,075,444
4.50%, 07/23/25 (Call 04/23/25)	1,252	1,223,758
4.88%, 06/13/25 (Call 05/13/25)(a)	795	782,343
5.15%, 03/19/29 (Call 12/19/28)	1,138	1,085,526
USAA Capital Corp.
2.13%, 05/01/30 (Call 02/01/30)(b)	632	522,615
3.38%, 05/01/25(a)(b)	734	716,782
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	894	785,237
1.10%, 02/15/31 (Call 11/15/30)	1,614	1,274,977
1.90%, 04/15/27 (Call 02/15/27)(a)	2,093	1,928,414
2.00%, 08/15/50 (Call 02/15/50)(a)	2,402	1,401,384
2.05%, 04/15/30 (Call 01/15/30)	2,208	1,894,272
2.70%, 04/15/40 (Call 10/15/39)	1,443	1,065,518
2.75%, 09/15/27 (Call 06/15/27)	1,170	1,096,249
3.15%, 12/14/25 (Call 09/14/25)	1,904	1,845,958
3.65%, 09/15/47 (Call 03/15/47)	1,477	1,178,410
4.15%, 12/14/35 (Call 06/14/35)(a)	1,649	1,550,089
4.30%, 12/14/45 (Call 06/14/45)	3,657	3,269,456
Voya Financial Inc.
3.65%, 06/15/26	980	940,462
4.70%, 01/23/48 (Call 01/23/28), (3-mo. LIBOR US + 2.084%)(a)(d)	554	464,929

64	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.80%, 06/15/46	$683	$579,029
5.70%, 07/15/43	361	350,052
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)(a)	1,121	1,032,564
2.75%, 03/15/31 (Call 12/15/30)	651	534,646
6.20%, 11/17/36(a)	673	679,410
6.20%, 06/21/40(a)	525	524,217

		336,420,150

Electric — 8.3%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(b)	1,115	989,489
3.40%, 04/29/51 (Call 10/29/50)(a)(b)	1,330	941,108
4.00%, 10/03/49(b)	1,035	825,713
4.38%, 04/23/25(b)	1,408	1,390,400
4.38%, 06/22/26(b)	640	628,372
4.38%, 01/24/29(b)	65	63,208
4.70%, 04/24/33(a)(b)	1,775	1,727,895
4.88%, 04/23/30(b)	467	465,677
6.50%, 10/27/36(a)(b)	1,094	1,225,114
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31 (Call 01/22/31)(b)	300	248,787
3.95%, 02/12/30(b)	362	310,352
Adani Transmission Step-One Ltd.
4.00%, 08/03/26(b)	550	515,735
4.25%, 05/21/36 (Call 11/21/35)(b)	393	334,522
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	567	390,973
3.80%, 10/01/47 (Call 04/01/47)	502	373,527
3.85%, 10/01/25 (Call 07/01/25)(b)	416	402,648
3.95%, 06/01/28 (Call 03/01/28)	629	601,749
4.70%, 05/15/32 (Call 02/15/32)	880	841,165
5.25%, 05/15/52 (Call 11/15/51)	685	643,867
5.40%, 06/01/33 (Call 03/01/33)(a)	325	324,963
Series E, 6.65%, 02/15/33(a)	489	520,555
Series G, 4.15%, 05/01/49 (Call 11/01/48)	520	407,880
Series H, 3.45%, 01/15/50 (Call 07/15/49)	613	427,452
Series I, 2.10%, 07/01/30 (Call 04/01/30)	1,037	858,400
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	632	601,920
3.15%, 09/15/49 (Call 03/15/49)	255	174,109
3.75%, 12/01/47 (Call 06/01/47)	664	509,958
3.80%, 06/15/49 (Call 12/15/48)	525	404,030
4.00%, 12/01/46 (Call 06/01/46)	495	399,561
4.25%, 09/15/48 (Call 03/15/48)	545	447,900
4.50%, 06/15/52 (Call 12/01/51)	630	545,902
5.40%, 03/15/53 (Call 09/15/52)	810	802,069
Series M, 3.65%, 04/01/50 (Call 10/01/49)	690	518,488
Series N, 2.75%, 08/15/51 (Call 02/15/51)	352	219,327
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	1,283	1,185,201
2.45%, 01/15/31 (Call 10/15/30)	1,300	1,060,451
3.30%, 07/15/25 (Call 06/15/25)(b)	875	843,685
3.95%, 07/15/30 (Call 04/15/30)(a)(b)	859	780,434
5.45%, 06/01/28 (Call 05/01/28)	1,375	1,370,784
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(b)	687	577,004
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	245	238,228
3.00%, 03/15/52 (Call 09/15/51)(a)	760	506,371
3.05%, 03/15/32 (Call 12/15/31)(a)	350	303,039
3.13%, 07/15/51 (Call 01/15/51)	810	550,797

Security	Par (000)	Value

Electric (continued)
3.45%, 10/01/49 (Call 04/01/49)	$644	$468,461
3.75%, 09/01/27 (Call 08/01/27)	705	677,613
3.75%, 03/01/45 (Call 09/01/44)	961	754,229
3.85%, 12/01/42	500	402,629
3.94%, 09/01/32 (Call 03/01/32)	617	567,213
4.10%, 01/15/42	330	267,569
4.15%, 08/15/44 (Call 02/15/44)	421	350,788
4.30%, 01/02/46 (Call 07/02/45)	545	458,967
5.50%, 03/15/41(a)	240	235,714
5.70%, 02/15/33(a)	299	302,056
5.85%, 11/15/33 (Call 08/15/33)	300	313,887
6.00%, 03/01/39(a)	761	802,123
6.13%, 05/15/38	385	402,893
Series 11-C, 5.20%, 06/01/41(a)	346	339,165
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	820	659,363
Series A, 4.30%, 07/15/48 (Call 01/15/48)	711	596,047
Series B, 3.70%, 12/01/47 (Call 06/01/47)	806	610,963
Alexander Funding Trust II, 7.47%, 07/31/28 (Call 06/30/28)(a)(b)	835	873,927
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(a)(b)	929	690,663
Alliant Energy Finance LLC
3.60%, 03/01/32 (Call 12/01/31)(a)(b)	649	560,161
4.25%, 06/15/28 (Call 03/15/28)(b)	790	759,863
5.95%, 03/30/29 (Call 02/28/29)(a)(b)	230	235,422
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	880	773,814
1.95%, 03/15/27 (Call 02/15/27)	895	817,854
3.50%, 01/15/31 (Call 10/15/30)(a)	1,134	1,021,016
3.65%, 02/15/26 (Call 11/15/25)(a)	777	751,264
5.00%, 01/15/29 (Call 12/15/28)	955	946,886
5.70%, 12/01/26 (Call 11/01/26)(a)	945	955,765
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)(a)	545	436,350
2.90%, 06/15/51 (Call 12/15/50)(a)	365	237,170
3.25%, 03/01/25 (Call 12/01/24)(a)	410	402,279
3.25%, 03/15/50 (Call 09/15/49)(a)	390	273,330
3.70%, 12/01/47 (Call 06/01/47)	847	654,393
3.80%, 05/15/28 (Call 02/15/28)	665	641,429
3.85%, 09/01/32 (Call 06/01/32)	695	633,567
4.15%, 03/15/46 (Call 09/15/45)	695	575,412
4.30%, 07/01/44 (Call 01/01/44)	218	180,264
4.50%, 03/15/49 (Call 09/15/48)(a)	524	454,599
4.80%, 12/15/43 (Call 06/15/43)	415	368,293
4.95%, 06/01/33 (Call 03/01/33)(a)	535	526,647
5.90%, 12/01/52 (Call 06/01/52)	485	514,942
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	580	489,822
3.20%, 11/13/27 (Call 08/13/27)	648	606,260
3.25%, 03/01/50 (Call 09/01/49)(a)	608	416,228
3.88%, 02/15/62 (Call 11/15/26), (5-year CMT + 2.675%)(d)	465	413,634
5.20%, 01/15/29 (Call 12/15/28)	1,535	1,532,893
5.63%, 03/01/33 (Call 12/01/32)	584	588,211
5.70%, 08/15/25	125	125,161
5.75%, 11/01/27 (Call 10/01/27)	431	439,847
5.95%, 11/01/32 (Call 08/01/32)(a)	935	967,476
Series J, 4.30%, 12/01/28 (Call 09/01/28)(a)	807	777,234
Series N, 1.00%, 11/01/25 (Call 10/01/25)	665	618,059

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
American Transmission Systems Inc.
2.65%, 01/15/32 (Call 10/15/31)(b)	$717	$588,790
5.00%, 09/01/44 (Call 03/01/44)(a)(b)	493	442,512
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	505	492,722
4.40%, 05/15/44 (Call 11/15/43)	457	373,879
4.45%, 06/01/45 (Call 12/01/44)	588	484,213
4.50%, 08/01/32 (Call 05/01/32)	680	636,266
7.00%, 04/01/38	423	473,960
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	615	519,820
Series L, 5.80%, 10/01/35	85	87,201
Series P, 6.70%, 08/15/37(a)	635	688,307
Series X, 3.30%, 06/01/27 (Call 03/01/27)	485	455,880
Series Y, 4.50%, 03/01/49 (Call 09/01/48)(a)	527	425,327
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	675	483,514
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)(a)	817	656,548
2.55%, 09/15/26 (Call 06/15/26)	405	378,157
2.60%, 08/15/29 (Call 05/15/29)	625	550,985
2.65%, 09/15/50 (Call 03/15/50)(a)	575	341,504
2.95%, 09/15/27 (Call 06/15/27)(a)	590	552,073
3.15%, 05/15/25 (Call 02/15/25)	447	434,666
3.35%, 05/15/50 (Call 11/15/49)(a)	655	446,632
3.50%, 12/01/49 (Call 06/01/49)(a)	585	403,223
3.75%, 05/15/46 (Call 11/15/45)	580	427,493
4.20%, 08/15/48 (Call 02/15/48)	440	348,401
4.25%, 03/01/49 (Call 09/01/48)	656	525,085
4.35%, 11/15/45 (Call 05/15/45)	385	312,761
4.50%, 04/01/42 (Call 10/01/41)	635	540,397
4.70%, 01/15/44 (Call 07/15/43)	95	78,966
5.05%, 09/01/41 (Call 03/01/41)	340	309,746
5.50%, 09/01/35	395	387,789
5.55%, 08/01/33 (Call 05/01/33)	510	511,677
6.35%, 12/15/32 (Call 09/15/32)	485	512,834
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	545	449,819
4.00%, 10/15/28 (Call 07/15/28)	797	767,786
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28 (Call 05/01/28)(a)(b)	290	277,107
Avangrid Inc.
3.20%, 04/15/25 (Call 03/15/25)	1,093	1,063,194
3.80%, 06/01/29 (Call 03/01/29)(a)	1,504	1,403,161
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)(a)	590	447,728
4.35%, 06/01/48 (Call 12/01/47)	640	525,570
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	500	416,554
2.40%, 08/15/26 (Call 05/15/26)	667	628,436
2.90%, 06/15/50 (Call 12/15/49)	430	278,811
3.20%, 09/15/49 (Call 03/15/49)(a)	474	324,882
3.50%, 08/15/46 (Call 02/15/46)	726	535,702
3.75%, 08/15/47 (Call 02/15/47)(a)	329	247,940
4.25%, 09/15/48 (Call 03/15/48)	735	608,322
4.55%, 06/01/52 (Call 12/01/51)	560	487,815
5.40%, 06/01/53 (Call 12/01/52)(a)	645	632,659
6.35%, 10/01/36	362	386,891
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(a)(b)	375	320,664
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	950	752,204
2.85%, 05/15/51 (Call 11/15/50)	1,835	1,178,471

Security	Par (000)	Value

Electric (continued)
3.25%, 04/15/28 (Call 01/15/28)	$1,054	$987,220
3.70%, 07/15/30 (Call 04/15/30)	1,376	1,270,958
3.80%, 07/15/48 (Call 01/15/48)	1,038	788,921
4.05%, 04/15/25 (Call 03/15/25)	1,235	1,217,401
4.25%, 10/15/50 (Call 04/15/50)	1,138	916,799
4.45%, 01/15/49 (Call 07/15/48)	1,267	1,068,636
4.50%, 02/01/45 (Call 08/01/44)	1,019	904,153
4.60%, 05/01/53 (Call 11/01/52)(a)	1,065	909,306
5.15%, 11/15/43 (Call 05/15/43)	908	871,780
5.95%, 05/15/37	529	548,078
6.13%, 04/01/36	1,951	2,060,038
8.48%, 09/15/28	205	234,426
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	720	598,146
3.05%, 10/15/29 (Call 07/15/29)(a)	662	586,585
3.15%, 01/15/27 (Call 07/15/26)	852	806,246
3.88%, 10/15/49 (Call 04/15/49)(a)	515	366,557
3.95%, 01/15/26 (Call 07/15/25)	655	635,587
4.20%, 09/15/46 (Call 03/15/46)(a)	385	299,472
4.35%, 05/01/33 (Call 02/01/33)(a)	544	495,965
5.95%, 03/15/28 (Call 02/15/28)(a)	610	627,397
6.15%, 05/15/34 (Call 02/15/34)(a)	175	179,844
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	658	512,945
3.60%, 03/01/52 (Call 09/01/51)	455	341,962
3.95%, 03/01/48 (Call 09/01/47)	624	504,722
4.50%, 04/01/44 (Call 10/01/43)	997	882,395
4.95%, 04/01/33 (Call 01/01/33)(a)	290	285,736
5.15%, 03/01/34 (Call 12/01/33)	355	354,343
5.20%, 10/01/28 (Call 09/01/28)	460	464,008
5.30%, 04/01/53 (Call 10/01/52)	510	507,629
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	355	336,684
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	1,161	984,071
Series AD, 2.90%, 07/01/50 (Call 01/01/50)(a)	846	556,555
Series AE, 2.35%, 04/01/31 (Call 01/01/31)(a)	495	415,792
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	440	316,340
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	325	281,161
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	600	571,528
Series AJ, 4.85%, 10/01/52 (Call 04/01/52)	280	258,359
Series K2, 6.95%, 03/15/33(a)	695	786,265
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	641	603,939
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	882	812,422
2.65%, 06/01/31 (Call 03/01/31)(a)	560	469,527
2.95%, 03/01/30 (Call 12/01/29)(a)	782	691,528
3.70%, 09/01/49 (Call 03/01/49)(a)	795	579,565
5.25%, 08/10/26(a)	490	490,142
Cleco Corporate Holdings LLC
3.38%, 09/15/29 (Call 06/15/29)	629	546,932
3.74%, 05/01/26 (Call 02/01/26)(a)	932	895,377
4.97%, 05/01/46 (Call 11/01/45)	457	376,083
Cleco Power LLC
6.00%, 12/01/40	385	390,245
6.50%, 12/01/35(a)	377	388,985
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(a)(b)	345	321,286
4.55%, 11/15/30 (Call 08/15/30)(a)(b)	615	572,936
5.95%, 12/15/36	642	639,767

66	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)(a)	$447	$415,006
3.00%, 05/15/26 (Call 02/15/26)	532	505,420
3.45%, 08/15/27 (Call 05/15/27)(a)	505	478,411
3.60%, 11/15/25 (Call 08/15/25)(a)	650	628,303
3.75%, 12/01/50 (Call 09/01/30), (5-year CMT + 2.900%)(a)(d)	556	444,707
4.70%, 03/31/43 (Call 09/30/42)(a)	472	410,107
4.75%, 06/01/50 (Call 03/01/30), (5-year CMT + 4.116%)(d)	564	516,799
4.88%, 03/01/44 (Call 09/01/43)(a)	508	466,507
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(b)	280	245,449
3.15%, 01/19/32 (Call 10/19/31)(b)	315	265,957
3.95%, 10/11/27 (Call 07/11/27)(b)	572	545,029
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)(b)	437	432,173
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(b)	1,410	1,188,817
3.88%, 07/26/33 (Call 04/26/33)(b)	1,101	902,262
4.68%, 02/09/51 (Call 08/09/50)(b)	537	376,643
4.69%, 05/15/29 (Call 03/15/29)(b)	1,172	1,110,268
4.75%, 02/23/27(a)(b)	640	625,335
5.75%, 02/14/42(a)(b)	512	441,703
6.26%, 02/15/52 (Call 08/15/51)(a)(b)	1,080	938,118
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	787	669,476
2.55%, 06/15/26 (Call 03/15/26)	1,131	1,070,166
3.00%, 03/01/50 (Call 09/01/49)	746	492,911
3.15%, 03/15/32 (Call 12/15/31)	385	334,979
3.65%, 06/15/46 (Call 12/15/45)(a)	434	330,247
3.70%, 08/15/28 (Call 05/15/28)	879	837,444
3.70%, 03/01/45 (Call 09/01/44)(a)	807	629,214
3.80%, 10/01/42 (Call 04/01/42)	389	312,575
4.00%, 03/01/48 (Call 09/01/47)	900	725,176
4.00%, 03/01/49 (Call 09/01/48)	895	715,266
4.35%, 11/15/45 (Call 05/15/45)	555	472,108
4.60%, 08/15/43 (Call 02/15/43)	422	374,261
4.70%, 01/15/44 (Call 07/15/43)	410	365,290
4.90%, 02/01/33 (Call 11/01/32)	245	241,046
5.30%, 02/01/53 (Call 08/01/52)(a)	665	643,674
6.45%, 01/15/38	739	801,888
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	780	730,954
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	806	618,424
Series 127, 3.20%, 11/15/49 (Call 05/15/49)(a)	411	283,148
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	775	520,104
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	520	320,943
Series 133, 3.85%, 03/15/52 (Call 09/15/51)(a)	545	419,501
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	1,055	859,114
4.30%, 04/15/44 (Call 10/15/43)	650	553,014
4.90%, 07/01/33 (Call 04/01/33)	485	474,526
5.25%, 01/15/53 (Call 07/15/52)(a)	740	721,325
Series A, 0.75%, 12/01/25 (Call 11/01/25)	374	346,478
Series A, 2.05%, 07/01/31 (Call 04/01/31)	66	53,510
Series A, 3.20%, 03/15/27 (Call 12/15/26)(a)	937	891,556
Series A, 4.15%, 06/01/45 (Call 12/01/44)(a)	315	265,240
Connecticut Light and Power Co. (The), 4.65%, 01/01/29 (Call 12/01/28)	580	570,088

Security	Par (000)	Value

Electric (continued)
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	$1,302	$1,096,249
3.20%, 12/01/51 (Call 06/01/51)	815	553,480
3.60%, 06/15/61 (Call 12/15/60)(a)	800	577,626
3.70%, 11/15/59 (Call 05/15/59)	960	684,982
3.80%, 05/15/28 (Call 02/15/28)(a)	905	859,923
3.85%, 06/15/46 (Call 12/15/45)(a)	864	678,884
3.95%, 03/01/43 (Call 09/01/42)	935	767,028
4.45%, 03/15/44 (Call 09/15/43)(a)	1,149	999,351
4.50%, 12/01/45 (Call 06/01/45)	1,070	926,281
4.50%, 05/15/58 (Call 11/15/57)(a)	739	621,668
4.63%, 12/01/54 (Call 06/01/54)	805	691,232
5.20%, 03/01/33 (Call 12/01/32)(a)	645	649,857
5.50%, 03/15/34 (Call 12/15/33	775	791,485
5.70%, 06/15/40	460	462,893
5.90%, 11/15/53 (Call 05/15/53)(a)	870	917,499
6.15%, 11/15/52 (Call 05/15/52)(a)	310	335,945
Series 05-A, 5.30%, 03/01/35	634	629,709
Series 06-A, 5.85%, 03/15/36	630	646,343
Series 06-B, 6.20%, 06/15/36	545	579,295
Series 06-E, 5.70%, 12/01/36	535	536,012
Series 07-A, 6.30%, 08/15/37	833	890,752
Series 08-B, 6.75%, 04/01/38	874	973,659
Series 09-C, 5.50%, 12/01/39	638	637,568
Series 12-A, 4.20%, 03/15/42	744	621,864
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	939	729,636
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	1,136	1,038,548
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	1,195	957,218
Series A, 4.13%, 05/15/49 (Call 11/15/48)(a)	750	602,454
Series B, 2.90%, 12/01/26 (Call 09/01/26)	455	426,795
Series B, 3.13%, 11/15/27 (Call 08/15/27)	462	434,638
Series C, 3.00%, 12/01/60 (Call 06/01/60)	570	348,004
Series C, 4.00%, 11/15/57 (Call 05/15/57)(a)	300	233,604
Series C, 4.30%, 12/01/56 (Call 06/01/56)(a)	641	524,846
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	275	265,387
Series E, 4.65%, 12/01/48 (Call 06/01/48)	918	802,412
Consorcio Transmantaro SA
4.70%, 04/16/34(a)(b)	1,200	1,125,875
5.20%, 04/11/38 (Call 01/11/38)(b)	405	377,464
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	1,371	1,331,626
5.60%, 03/01/28 (Call 02/01/28)(a)	755	765,021
5.60%, 06/15/42 (Call 12/15/41)	850	828,042
5.75%, 10/01/41 (Call 04/01/41)	646	632,117
5.80%, 03/01/33 (Call 12/01/32)	660	674,580
6.13%, 01/15/34 (Call 10/15/33)	850	886,798
6.25%, 10/01/39	910	938,110
6.50%, 10/01/53 (Call 04/01/53)(a)	735	806,663
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	345	190,568
3.10%, 08/15/50 (Call 02/15/50)	750	520,135
3.25%, 08/15/46 (Call 02/15/46)	440	321,819
3.50%, 08/01/51 (Call 02/01/51)	835	624,506
3.60%, 08/15/32 (Call 02/15/32)	350	315,431
3.75%, 02/15/50 (Call 08/15/49)	523	408,965
3.80%, 11/15/28 (Call 08/15/28)(a)	596	570,671
3.95%, 05/15/43 (Call 11/15/42)	545	447,968
3.95%, 07/15/47 (Call 01/15/47)(a)	525	426,330
4.05%, 05/15/48 (Call 11/15/47)	705	584,303
4.10%, 11/15/45 (Call 05/15/45)	60	48,109

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.20%, 09/01/52 (Call 03/01/52)	$305	$253,520
4.35%, 04/15/49 (Call 10/15/48)	681	589,272
4.35%, 08/31/64 (Call 02/28/64)	295	224,377
4.60%, 05/30/29 (Call 03/30/29)(a)	310	304,710
4.63%, 05/15/33 (Call 11/15/32)	1,005	970,959
4.65%, 03/01/28 (Call 01/01/28)(a)	705	700,905
4.90%, 02/15/29 (Call 12/15/28)(a)	755	753,057
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	720	529,459
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	175	140,236
4.15%, 05/15/45 (Call 11/15/44)	486	388,912
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	349	340,831
4.25%, 06/01/28 (Call 03/01/28)(a)	788	760,391
4.35%, 08/15/32 (Call 05/15/32)(a)	5	4,660
4.70%, 12/01/44 (Call 06/01/44)	685	589,337
4.85%, 08/15/52 (Call 02/15/52)(a)	940	823,373
5.38%, 11/15/32 (Call 08/15/32)(a)	955	949,488
7.00%, 06/15/38	691	752,045
Series A, 1.45%, 04/15/26 (Call 03/15/26)	953	880,355
Series A, 3.30%, 03/15/25 (Call 02/15/25)	783	765,201
Series A, 4.60%, 03/15/49 (Call 09/15/48)	449	380,367
Series B, 3.30%, 04/15/41 (Call 10/15/40)(a)	985	725,070
Series B, 3.60%, 03/15/27 (Call 01/15/27)	505	483,091
Series B, 5.95%, 06/15/35	980	1,002,182
Series C, 2.25%, 08/15/31 (Call 05/15/31)	1,235	999,826
Series C, 3.38%, 04/01/30 (Call 01/01/30)	1,661	1,493,467
Series C, 4.05%, 09/15/42 (Call 03/15/42)	669	529,302
Series C, 4.90%, 08/01/41 (Call 02/01/41)	776	695,567
Series D, 2.85%, 08/15/26 (Call 05/15/26)	749	707,528
Series E, 6.30%, 03/15/33	460	480,107
Series F, 5.25%, 08/01/33	719	706,827
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	807	711,244
5.10%, 06/01/65 (Call 12/01/64)	325	300,730
5.30%, 05/15/33	635	640,264
5.45%, 02/01/41 (Call 08/01/40)	485	474,722
6.05%, 01/15/38(a)	681	719,712
6.25%, 10/15/53 (Call 04/15/53)	255	281,898
6.63%, 02/01/32(a)	542	601,117
Series A, 2.30%, 12/01/31 (Call 09/01/31)	455	373,064
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)(a)	524	449,877
2.95%, 03/01/50 (Call 09/01/49)	600	398,921
3.38%, 03/01/25 (Call 12/01/24)	372	365,118
3.70%, 03/15/45 (Call 09/15/44)	548	430,192
3.70%, 06/01/46 (Call 12/01/45)	639	489,791
3.75%, 08/15/47 (Call 02/15/47)(a)	927	710,432
3.95%, 06/15/42 (Call 12/15/41)(a)	364	290,177
3.95%, 03/01/49 (Call 09/01/48)(a)	804	649,882
4.30%, 07/01/44 (Call 01/01/44)(a)	430	367,985
4.85%, 12/01/26	195	194,647
5.20%, 04/01/33 (Call 01/01/33)	815	820,112
5.20%, 03/01/34 (Call 12/01/33)	625	621,882
5.40%, 04/01/53 (Call 10/01/52)(a)	810	802,532
5.70%, 10/01/37(a)	176	177,528
Series A, 1.90%, 04/01/28 (Call 02/01/28)	640	570,183
Series A, 3.00%, 03/01/32 (Call 12/01/31)	820	707,974
Series A, 4.00%, 04/01/43 (Call 10/01/42)(a)	448	371,021
Series A, 4.05%, 05/15/48 (Call 11/15/47)	670	547,651

Security	Par (000)	Value

Electric (continued)
Series A, 6.63%, 06/01/36	$130	$142,361
Series B, 3.25%, 04/01/51 (Call 10/01/50)	667	464,197
Series B, 3.65%, 03/01/52 (Call 09/01/51)	377	283,166
Series C, 2.63%, 03/01/31 (Call 12/01/30)(a)	773	664,124
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	1,145	1,078,365
2.95%, 03/01/30 (Call 12/01/29)	639	559,107
4.88%, 06/01/28 (Call 05/01/28)	890	877,335
5.10%, 03/01/29 (Call 02/01/29)(a)	1,025	1,016,354
Series C, 3.40%, 06/15/29 (Call 03/15/29)	943	862,729
Series F, 1.05%, 06/01/25 (Call 05/01/25)	968	916,577
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)(a)	776	684,395
2.45%, 02/01/30 (Call 11/01/29)	523	457,241
2.55%, 04/15/31 (Call 01/15/31)	537	460,117
2.85%, 03/15/32 (Call 12/15/31)(a)	520	441,836
2.95%, 12/01/26 (Call 09/01/26)	921	877,847
3.20%, 08/15/49 (Call 02/15/49)	974	672,770
3.45%, 04/15/51 (Call 10/15/50)	400	284,422
3.55%, 03/15/52 (Call 09/15/51)	797	573,675
3.70%, 12/01/47 (Call 06/01/47)	827	616,076
3.75%, 06/01/45 (Call 12/01/44)	729	564,026
3.88%, 03/15/46 (Call 09/15/45)	658	512,696
3.95%, 11/15/28 (Call 08/15/28)	962	926,721
3.95%, 03/15/48 (Call 09/15/47)(a)	659	521,379
4.00%, 09/30/42 (Call 03/30/42)	857	701,384
4.25%, 12/15/41 (Call 06/15/41)	880	745,450
4.85%, 01/15/34 (Call 10/15/33)	470	455,948
4.95%, 01/15/33 (Call 10/15/32)	1,440	1,419,429
5.30%, 02/15/40	762	747,530
5.35%, 01/15/53 (Call 07/15/52)	1,090	1,066,862
5.40%, 01/15/54 (Call 07/15/53)	1,291	1,257,831
6.00%, 01/15/38	712	747,348
6.05%, 04/15/38	527	553,613
6.10%, 06/01/37	596	622,446
6.45%, 10/15/32	700	758,370
Series A, 6.00%, 12/01/28(a)	802	836,959
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,114	1,042,119
2.45%, 06/01/30 (Call 03/01/30)(a)	973	832,005
2.55%, 06/15/31 (Call 03/15/31)	1,204	1,003,804
2.65%, 09/01/26 (Call 06/01/26)	1,722	1,619,978
3.15%, 08/15/27 (Call 05/15/27)	1,107	1,037,791
3.25%, 01/15/82 (Call 01/15/27), (5-year CMT + 2.321%)(d)	459	387,105
3.30%, 06/15/41 (Call 12/15/40)	1,024	753,291
3.40%, 06/15/29 (Call 03/15/29)	670	616,951
3.50%, 06/15/51 (Call 12/15/50)	1,173	812,068
3.75%, 09/01/46 (Call 03/01/46)	1,305	973,787
3.95%, 08/15/47 (Call 02/15/47)	791	603,499
4.20%, 06/15/49 (Call 12/15/48)	830	653,202
4.30%, 03/15/28 (Call 02/15/28)	1,375	1,335,863
4.50%, 08/15/32 (Call 05/15/32)	705	661,832
4.80%, 12/15/45 (Call 06/15/45)	657	576,963
4.85%, 01/05/27	545	540,914
4.85%, 01/05/29 (Call 12/05/28)	700	688,105
5.00%, 12/08/25	508	506,275
5.00%, 12/08/27 (Call 11/08/27)(a)	780	774,687
5.00%, 08/15/52 (Call 02/15/52)	1,570	1,398,724
5.75%, 09/15/33 (Call 06/15/33)(a)	890	906,692
6.10%, 09/15/53 (Call 03/15/53)(a)	1,045	1,084,291

68	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	$630	$519,852
2.40%, 12/15/31 (Call 09/15/31)	772	637,817
2.50%, 12/01/29 (Call 09/01/29)	701	616,182
3.00%, 12/15/51 (Call 06/15/51)	615	397,130
3.20%, 01/15/27 (Call 10/15/26)	1,007	961,481
3.40%, 10/01/46 (Call 04/01/46)	714	513,948
3.80%, 07/15/28 (Call 04/15/28)	703	674,949
3.85%, 11/15/42 (Call 05/15/42)	587	466,898
4.20%, 07/15/48 (Call 01/15/48)	627	512,305
5.65%, 04/01/40	650	653,297
5.88%, 11/15/33 (Call 08/15/33)	850	889,815
5.95%, 11/15/52 (Call 05/15/52)	689	725,589
6.20%, 11/15/53 (Call 05/15/53)(a)	825	893,429
6.35%, 09/15/37	879	941,204
6.40%, 06/15/38	973	1,052,534
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	890	554,035
3.75%, 05/15/46 (Call 11/15/45)	529	404,165
5.25%, 03/01/34 (Call 12/01/33)	375	374,025
5.40%, 04/01/53 (Call 10/01/52)	645	622,079
6.12%, 10/15/35(a)	499	516,568
6.35%, 08/15/38	667	713,416
6.45%, 04/01/39	444	484,540
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	200	166,887
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	405	373,079
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)(a)	602	415,677
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	829	696,556
3.65%, 02/01/29 (Call 11/01/28)(a)	739	698,056
3.70%, 06/15/46 (Call 12/15/45)	350	262,803
4.30%, 02/01/49 (Call 08/01/48)	564	458,949
5.25%, 04/01/33 (Call 01/01/33)	450	450,353
5.65%, 04/01/53 (Call 10/01/52)(a)	485	489,434
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	1,005	812,443
2.50%, 08/15/50 (Call 02/15/50)	677	404,051
2.90%, 08/15/51 (Call 02/15/51)	487	312,359
3.25%, 08/15/25 (Call 05/15/25)(a)	604	589,033
3.40%, 04/01/32 (Call 01/01/32)	280	247,677
3.45%, 03/15/29 (Call 12/15/28)	584	546,216
3.60%, 09/15/47 (Call 03/15/47)(a)	866	641,837
3.70%, 09/01/28 (Call 06/01/28)(a)	626	597,021
3.70%, 10/15/46 (Call 04/15/46)	646	489,148
4.00%, 04/01/52 (Call 10/01/51)	505	398,301
4.10%, 05/15/42 (Call 11/15/41)	744	615,933
4.10%, 03/15/43 (Call 09/15/42)	574	470,652
4.15%, 12/01/44 (Call 06/01/44)	867	709,249
4.20%, 08/15/45 (Call 02/15/45)	929	766,286
4.38%, 03/30/44 (Call 09/30/43)	493	421,431
5.25%, 03/15/33 (Call 12/15/32)(a)	575	574,001
5.35%, 03/15/53 (Call 09/15/52)	685	663,589
6.30%, 04/01/38(a)	675	724,558
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(b)	577	476,396
2.78%, 01/07/32 (Call 10/07/31)(a)(b)	690	559,445
3.62%, 08/01/27 (Call 05/01/27)(b)	564	525,030

Security	Par (000)	Value

Electric (continued)
E.ON International Finance BV, 6.65%, 04/30/38(b)	$1,580	$1,691,154
Edison International
4.13%, 03/15/28 (Call 12/15/27)	830	793,164
4.70%, 08/15/25	555	547,210
4.95%, 04/15/25 (Call 03/15/25)(a)	579	573,941
5.25%, 11/15/28 (Call 10/15/28)	365	362,919
5.75%, 06/15/27 (Call 04/15/27)	781	788,280
6.95%, 11/15/29 (Call 09/15/29)	855	911,293
EDP Finance BV, 1.71%, 01/24/28(b)	1,432	1,259,266
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)(a)	489	417,686
6.00%, 05/15/35(a)	724	727,853
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(b)	1,242	1,210,356
4.50%, 09/21/28 (Call 06/21/28)(a)(b)	1,453	1,408,014
4.75%, 10/13/35 (Call 04/13/35)(b)	392	360,274
4.88%, 09/21/38 (Call 03/21/38)(b)	585	519,205
4.88%, 01/22/44(b)	811	707,593
4.95%, 10/13/45 (Call 04/13/45)(a)(b)	994	874,022
5.00%, 09/21/48 (Call 03/21/48)(b)	2,019	1,775,135
5.25%, 10/13/55 (Call 04/13/55)(a)(b)	260	222,642
5.60%, 01/27/40(a)(b)	863	835,273
5.70%, 05/23/28 (Call 04/23/28)(a)(b)	580	590,457
6.00%, 01/22/2114(a)(b)	687	644,221
6.25%, 05/23/33 (Call 02/23/33)(b)	1,095	1,143,911
6.90%, 05/23/53 (Call 11/23/52)(b)	1,580	1,721,568
6.95%, 01/26/39(a)(b)	1,764	1,933,155
Elm Road Generating Station Supercritical LLC,
6.09%, 02/11/40(a)(b)	235	229,290
Emera U.S. Finance LP
2.64%, 06/15/31 (Call 03/15/31)(a)	665	539,231
3.55%, 06/15/26 (Call 03/15/26)	1,345	1,289,858
4.75%, 06/15/46 (Call 12/15/45)	1,716	1,404,704
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(b)	470	336,050
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	934	898,050
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	1,406	1,367,808
Enel Finance America LLC
2.88%, 07/12/41 (Call 01/12/41)(a)(b)	1,005	669,494
7.10%, 10/14/27 (Call 09/14/27)(b)	1,275	1,341,601
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(b)	1,920	1,749,361
1.88%, 07/12/28 (Call 05/12/28)(a)(b)	1,475	1,278,527
2.25%, 07/12/31 (Call 04/12/31)(b)	1,781	1,423,221
3.50%, 04/06/28(a)(b)	1,775	1,654,668
3.63%, 05/25/27(a)(b)	1,370	1,302,152
4.25%, 06/15/25(b)	330	324,302
4.63%, 06/15/27 (Call 05/15/27)(b)	1,105	1,083,333
4.75%, 05/25/47(a)(b)	1,375	1,155,650
4.88%, 06/14/29(a)(b)	1,140	1,117,929
5.00%, 06/15/32 (Call 03/15/32)(b)	1,495	1,426,496
5.50%, 06/15/52 (Call 12/15/51)(a)(b)	1,568	1,428,002
6.00%, 10/07/39(b)	2,102	2,103,456
6.80%, 10/14/25(b)	365	372,098
6.80%, 09/15/37(b)	1,035	1,110,076
7.50%, 10/14/32 (Call 07/14/32)(b)	1,145	1,274,040
7.75%, 10/14/52 (Call 04/14/52)(b)	1,415	1,693,060
Engie Energia Chile SA, 3.40%, 01/28/30 (Call 10/28/29)(b)	140	121,861

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)(a)	$995	$597,846
3.35%, 06/15/52 (Call 12/15/51)(a)	637	435,695
3.50%, 04/01/26 (Call 01/01/26)	878	851,668
4.00%, 06/01/28 (Call 03/01/28)(a)	740	711,896
4.20%, 04/01/49 (Call 10/01/48)	815	668,990
4.95%, 12/15/44 (Call 12/15/24)	481	421,737
5.15%, 01/15/33 (Call 10/15/32)	630	630,888
5.30%, 09/15/33 (Call 06/15/33)(a)	150	150,413
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,192	1,114,139
1.90%, 06/15/28 (Call 04/15/28)(a)	1,035	909,490
2.40%, 06/15/31 (Call 03/05/31)(a)	1,009	831,098
2.80%, 06/15/30 (Call 03/15/30)	711	614,858
2.95%, 09/01/26 (Call 06/01/26)	1,251	1,187,204
3.75%, 06/15/50 (Call 12/15/49)	888	642,526
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)(a)	696	551,491
2.35%, 06/15/32 (Call 03/15/32)	669	541,983
2.40%, 10/01/26 (Call 07/01/26)	774	722,922
2.90%, 03/15/51 (Call 09/15/50)	998	626,720
3.05%, 06/01/31 (Call 03/01/31)(a)	638	552,161
3.10%, 06/15/41 (Call 12/15/40)	155	113,694
3.12%, 09/01/27 (Call 06/01/27)	846	796,526
3.25%, 04/01/28 (Call 01/01/28)(a)	729	683,321
4.00%, 03/15/33 (Call 12/15/32)	664	604,590
4.20%, 09/01/48 (Call 03/01/48)	1,246	1,007,856
4.20%, 04/01/50 (Call 10/01/49)	765	618,630
4.44%, 01/15/26 (Call 10/15/25)	5	4,937
4.75%, 09/15/52 (Call 03/15/52)	675	589,439
4.95%, 01/15/45 (Call 01/15/25)	644	586,040
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	685	627,059
3.50%, 06/01/51 (Call 03/01/51)(a)	340	240,395
3.85%, 06/01/49 (Call 12/01/48)	512	389,435
5.00%, 09/01/33 (Call 06/01/33)	235	230,480
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	818	655,394
3.55%, 09/30/49 (Call 03/30/49)	637	460,064
4.00%, 03/30/29 (Call 12/30/28)	410	391,728
4.50%, 03/30/39 (Call 09/30/38)	366	325,622
5.00%, 09/15/52 (Call 03/15/52)	345	313,288
5.15%, 06/01/45 (Call 06/01/25)(a)	298	274,792
5.80%, 09/01/53 (Call 03/01/53)(a)	480	494,736
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	269	238,324
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)(a)	145	136,590
3.10%, 04/01/27 (Call 01/01/27)	555	523,110
3.25%, 12/01/25 (Call 09/01/25)	674	650,420
3.25%, 09/01/49 (Call 03/01/49)	730	501,609
3.45%, 04/15/50 (Call 10/15/49)	445	312,389
4.10%, 04/01/43 (Call 10/01/42)(a)	442	359,849
4.13%, 03/01/42 (Call 09/01/41)(a)	660	546,370
4.25%, 12/01/45 (Call 06/01/45)	741	605,478
4.63%, 09/01/43 (Call 03/01/43)(a)	301	257,446
5.70%, 03/15/53 (Call 09/15/52)(a)	415	414,750
5.90%, 11/15/33 (Call 08/15/33)	650	676,029
Evergy Kansas South Inc., 4.30%, 07/15/44 (Call 01/15/44)(b)	35	28,244
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	165	160,981

Security	Par (000)	Value

Electric (continued)
4.20%, 06/15/47 (Call 12/15/46)	$415	$333,874
4.20%, 03/15/48 (Call 09/15/47)	497	405,463
4.95%, 04/15/33 (Call 01/15/33)(a)	550	537,758
5.30%, 10/01/41 (Call 04/01/41)(a)	659	619,455
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	532	423,697
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)(a)	554	467,849
Series B, 6.05%, 11/15/35(a)	74	76,548
Evergy Missouri West Inc.
3.75%, 03/15/32 (Call 12/15/31)(b)	542	476,814
5.15%, 12/15/27 (Call 11/15/27)(a)(b)	650	647,475
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	100	82,488
2.90%, 03/01/27 (Call 02/01/27)	1,172	1,095,985
3.35%, 03/15/26 (Call 12/15/25)	530	509,037
3.38%, 03/01/32 (Call 12/01/31)	835	717,388
3.45%, 01/15/50 (Call 07/15/49)(a)	995	680,492
4.60%, 07/01/27 (Call 06/01/27)	825	806,006
4.75%, 05/15/26	475	468,988
5.00%, 01/01/27(a)	605	601,046
5.13%, 05/15/33 (Call 02/15/33)	630	608,532
5.45%, 03/01/28 (Call 02/01/28)	1,625	1,633,434
5.50%, 01/01/34 (Call 10/01/33)	1,250	1,237,212
5.95%, 02/01/29 (Call 01/01/29)	1,040	1,065,037
Series M, 3.30%, 01/15/28 (Call 10/15/27)	485	451,710
Series O, 4.25%, 04/01/29 (Call 01/01/29)	784	747,503
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	621	579,966
Series R, 1.65%, 08/15/30 (Call 05/15/30)	777	618,630
Series U, 1.40%, 08/15/26 (Call 07/15/26)	570	518,319
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	605	562,788
3.35%, 03/15/32 (Call 12/15/31)(a)	993	865,674
3.40%, 04/15/26 (Call 01/15/26)	796	766,396
3.95%, 06/15/25 (Call 03/15/25)	883	866,500
4.05%, 04/15/30 (Call 01/15/30)	1,367	1,282,066
4.10%, 03/15/52 (Call 09/15/51)	1,230	953,722
4.45%, 04/15/46 (Call 10/15/45)	1,207	1,011,932
4.70%, 04/15/50 (Call 10/15/49)	1,128	978,984
4.95%, 06/15/35 (Call 12/15/34)	352	329,898
5.10%, 06/15/45 (Call 12/15/44)	1,002	915,068
5.15%, 03/15/28 (Call 02/15/28)	875	872,619
5.15%, 03/15/29 (Call 02/15/29)	190	189,187
5.30%, 03/15/33 (Call 12/15/32)(a)	890	881,171
5.45%, 03/15/34 (Call 12/15/33)	450	447,811
5.60%, 03/15/53 (Call 09/15/52)	1,310	1,275,768
5.63%, 06/15/35	890	884,886
7.60%, 04/01/32	870	984,537
Fells Point Funding Trust, 3.05%, 01/31/27 (Call 12/31/26)(b)	1,565	1,464,368
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(a)(b)	879	794,061
4.55%, 04/01/49 (Call 10/01/48)(a)(b)	725	599,763
5.45%, 07/15/44 (Call 01/15/44)(a)(b)	565	531,986
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	2,057	1,716,103
2.85%, 04/01/25 (Call 03/01/25)	1,852	1,805,874
2.88%, 12/04/51 (Call 06/04/51)(a)	1,579	1,026,404
3.13%, 12/01/25 (Call 06/01/25)	1,012	982,185
3.15%, 10/01/49 (Call 04/01/49)	1,108	763,873
3.70%, 12/01/47 (Call 06/01/47)	1,009	785,278

70	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.80%, 12/15/42 (Call 06/15/42)	$457	$373,614
3.95%, 03/01/48 (Call 09/01/47)	1,395	1,131,068
3.99%, 03/01/49 (Call 09/01/48)	800	646,496
4.05%, 06/01/42 (Call 12/01/41)	645	546,644
4.05%, 10/01/44 (Call 04/01/44)	815	687,067
4.13%, 02/01/42 (Call 08/01/41)	1,010	868,439
4.13%, 06/01/48 (Call 12/01/47)	547	452,657
4.40%, 05/15/28 (Call 03/15/28)	645	633,293
4.45%, 05/15/26 (Call 04/15/26)	550	545,114
4.63%, 05/15/30 (Call 03/15/30)	645	635,060
4.80%, 05/15/33 (Call 02/15/33)(a)	890	869,690
4.95%, 06/01/35	520	511,136
5.05%, 04/01/28 (Call 03/01/28)	840	846,294
5.10%, 04/01/33 (Call 01/01/33)	1,180	1,174,970
5.13%, 06/01/41 (Call 12/01/40)(a)	260	247,241
5.25%, 02/01/41 (Call 08/01/40)(a)	650	641,446
5.30%, 04/01/53 (Call 10/01/52)(a)	990	978,579
5.63%, 04/01/34(a)	87	90,944
5.65%, 02/01/37	745	766,423
5.69%, 03/01/40(a)	530	542,544
5.95%, 10/01/33(a)	495	515,174
5.95%, 02/01/38	950	1,010,945
5.96%, 04/01/39	585	628,738
Series A, 3.30%, 05/30/27 (Call 02/28/27)	370	351,026
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	1,560	1,473,606
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	762	732,135
3.25%, 03/30/27 (Call 12/30/26)	530	500,760
4.30%, 03/15/42(a)	1,268	1,084,738
4.30%, 03/15/43	757	637,864
4.65%, 05/16/28 (Call 03/16/28)	745	734,225
4.70%, 05/15/32 (Call 02/15/32)	1,075	1,038,947
4.95%, 05/17/33 (Call 11/17/32)(a)	1,015	993,765
5.00%, 02/23/27 (Call 01/23/27)	195	194,633
5.13%, 05/15/52 (Call 11/15/51)(a)	1,105	1,047,462
5.25%, 03/15/34 (Call 09/15/33)	625	622,177
5.40%, 06/01/40(a)	244	234,534
Series 10-C, 4.75%, 09/01/40	734	664,882
Series A, 3.25%, 03/15/51 (Call 09/15/50)	1,085	744,586
Series B, 2.65%, 09/15/29 (Call 06/15/29)	1,168	1,032,984
Series B, 3.70%, 01/30/50 (Call 07/30/49)(a)	627	473,698
Great River Energy, 6.25%, 07/01/38(b)	363	374,591
Iberdrola International BV
5.81%, 03/15/25	545	546,779
6.75%, 07/15/36(a)	980	1,096,217
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)	150	109,616
5.50%, 03/15/53 (Call 09/15/52)(a)	485	476,081
5.80%, 04/01/54 (Call 10/01/53)(a)	280	285,210
Series K, 4.20%, 03/01/48 (Call 09/01/47)	725	585,514
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)(a)	410	276,973
3.85%, 05/15/28 (Call 02/15/28)	255	243,119
4.25%, 08/15/48 (Call 02/15/48)	570	462,593
5.63%, 04/01/53 (Call 10/01/52)	755	755,581
6.05%, 03/15/37(a)	425	441,717
Series K, 4.55%, 03/15/46 (Call 09/15/45)	605	517,621
Series L, 3.75%, 07/01/47 (Call 01/01/47)	532	396,308
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(b)	825	650,046

Security	Par (000)	Value

Electric (continued)
4.70%, 09/01/45 (Call 03/01/45)(a)(b)	$390	$325,610
5.65%, 12/01/32 (Call 09/01/32)(a)(b)	540	549,243
Infraestructura Energetica Nova SAPI de CV
3.75%, 01/14/28(b)	125	117,162
4.75%, 01/15/51 (Call 07/15/50)(b)	655	495,332
4.88%, 01/14/48(b)	487	372,190
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(a)(b)	1,295	1,025,219
Interconexion Electrica SA ESP, 3.83%, 11/26/33 (Call 08/26/33)(b)	184	155,940
International Transmission Co., 4.63%, 08/15/43 (Call 02/15/43)	25	21,378
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)(a)	649	547,004
3.10%, 11/30/51 (Call 05/30/51)	165	105,529
3.40%, 08/15/25 (Call 05/15/25)(a)	320	310,349
3.50%, 09/30/49 (Call 03/30/49)(a)	735	523,376
3.60%, 04/01/29 (Call 01/01/29)	289	268,500
3.70%, 09/15/46 (Call 03/15/46)(a)	390	289,430
4.10%, 09/26/28 (Call 06/26/28)	850	814,176
4.70%, 10/15/43 (Call 04/15/43)(a)	372	312,937
5.70%, 10/15/33 (Call 07/15/33)	510	518,778
6.25%, 07/15/39	516	537,649
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	825	759,567
Israel Electric Corp. Ltd.
4.25%, 08/14/28(b)	1,470	1,349,660
7.75%, 12/15/27(b)	100	105,041
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	992	865,802
3.25%, 06/30/26 (Call 03/30/26)	925	883,345
3.35%, 11/15/27 (Call 08/15/27)(a)	952	892,737
4.95%, 09/22/27 (Call 08/22/27)(b)	1,285	1,276,604
5.30%, 07/01/43 (Call 01/01/43)(a)	825	773,608
5.40%, 06/01/33 (Call 03/01/33)(b)	465	459,286
Jersey Central Power & Light Co.
2.75%, 03/01/32 (Call 12/01/31)(a)(b)	485	400,928
4.30%, 01/15/26 (Call 10/15/25)(b)	1,095	1,068,785
6.15%, 06/01/37(a)	188	194,099
Kallpa Generacion SA, 4.13%, 08/16/27 (Call 05/16/27)(b)	660	622,863
Kentucky Power Co., 7.00%, 11/15/33 (Call 08/15/33)(a)(b)	480	506,461
Kentucky Utilities Co.
3.30%, 10/01/25 (Call 07/01/25)(a)	690	666,374
3.30%, 06/01/50 (Call 12/01/49)	950	658,203
4.38%, 10/01/45 (Call 04/01/45)	747	627,728
5.13%, 11/01/40 (Call 05/01/40)	1,100	1,043,549
5.45%, 04/15/33 (Call 01/15/33)	535	540,134
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	269	231,095
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(b)	1,360	1,303,113
3.60%, 05/06/25(a)(b)	135	132,135
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(b)	520	477,112
Liberty Utilities Co.
5.58%, 01/31/29 (Call 12/31/28)(b)	10	10,023
5.87%, 01/31/34 (Call 10/31/33)(b)	460	462,109
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(a)(b)	1,313	1,041,933
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)(b)	468	452,583

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)(a)	$517	$421,681
4.38%, 10/01/45 (Call 04/01/45)	513	429,884
4.65%, 11/15/43 (Call 05/15/43)(a)	435	376,714
5.13%, 11/15/40 (Call 05/15/40)(a)	355	326,523
5.45%, 04/15/33 (Call 01/15/33)	380	383,693
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	161	156,254
Majapahit Holding BV, 7.88%, 06/29/37(b)	145	169,067
Massachusetts Electric Co.
1.73%, 11/24/30 (Call 08/24/30)(a)(b)	549	431,536
4.00%, 08/15/46 (Call 02/15/46)(b)	550	421,170
5.87%, 02/26/54 (Call 08/26/53)(b)	500	502,087
5.90%, 11/15/39(a)(b)	705	701,147
Metropolitan Edison Co.
4.00%, 04/15/25(a)(b)	185	181,080
4.30%, 01/15/29 (Call 10/15/28)(a)(b)	776	745,727
5.20%, 04/01/28 (Call 03/01/28)(a)(b)	355	354,278
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(b)	186	181,688
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	830	510,519
3.10%, 05/01/27 (Call 02/01/27)	623	589,193
3.15%, 04/15/50 (Call 10/15/49)	1,045	714,685
3.65%, 04/15/29 (Call 01/15/29)	1,122	1,058,582
3.65%, 08/01/48 (Call 02/01/48)	787	600,887
3.95%, 08/01/47 (Call 02/01/47)	835	669,404
4.25%, 05/01/46 (Call 11/01/45)	536	449,082
4.25%, 07/15/49 (Call 01/15/49)	1,277	1,075,220
4.40%, 10/15/44 (Call 04/15/44)(a)	158	135,660
4.80%, 09/15/43 (Call 03/15/43)	573	523,833
5.30%, 02/01/55 (Call 08/01/54)	205	199,294
5.35%, 01/15/34 (Call 10/15/33)	450	458,735
5.75%, 11/01/35	305	317,301
5.80%, 10/15/36	650	669,850
5.85%, 09/15/54 (Call 03/15/54)	570	600,163
6.75%, 12/30/31(a)	730	819,431
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28 (Call 02/15/28)(a)(b)	278	266,241
Minejesa Capital BV
4.63%, 08/10/30(b)	873	824,482
5.63%, 08/10/37(a)(b)	400	349,000
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	949	908,859
Series 12-A, 4.25%, 03/15/42	688	572,714
Series B, 3.10%, 07/30/51 (Call 01/30/51)(a)	451	293,374
Monongahela Power Co.
3.55%, 05/15/27 (Call 02/15/27)(a)(b)	850	806,093
5.40%, 12/15/43 (Call 06/15/43)(b)	940	888,116
5.85%, 02/15/34 (Call 11/15/33)(b)	420	427,801
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(b)	977	886,297
3.92%, 08/01/28 (Call 05/01/28)(a)(b)	270	259,277
4.17%, 12/10/42(b)	410	324,136
5.64%, 03/15/40(a)(b)	261	255,684
National Grid PLC
5.42%, 01/11/34 (Call 10/11/33)	675	658,491
5.60%, 06/12/28 (Call 05/12/28)	370	374,604
5.81%, 06/12/33 (Call 03/12/33)	610	616,349
National Grid USA
5.80%, 04/01/35	425	420,416
8.00%, 11/15/30	160	178,776

Security	Par (000)	Value

Electric (continued)
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	$1,125	$1,026,763
1.35%, 03/15/31 (Call 12/15/30)	529	411,130
1.65%, 06/15/31 (Call 03/15/31)(a)	658	521,651
2.40%, 03/15/30 (Call 12/15/29)	510	439,904
2.75%, 04/15/32 (Call 01/15/32)(a)	335	281,408
3.05%, 04/25/27 (Call 01/25/27)	720	684,299
3.25%, 11/01/25 (Call 08/01/25)	388	376,161
3.40%, 02/07/28 (Call 11/07/27)	651	615,822
3.45%, 06/15/25	640	625,414
3.70%, 03/15/29 (Call 12/15/28)	592	556,422
3.90%, 11/01/28 (Call 08/01/28)	759	728,919
4.02%, 11/01/32 (Call 05/01/32)(a)	326	299,258
4.15%, 12/15/32 (Call 09/15/32)(a)	637	586,936
4.30%, 03/15/49 (Call 09/15/48)	508	423,127
4.40%, 11/01/48 (Call 05/01/48)	625	527,203
4.45%, 03/13/26 (Call 02/13/26)	345	340,708
4.80%, 02/05/27 (Call 01/05/27)(a)	575	572,134
4.80%, 03/15/28 (Call 02/15/28)(a)	1,005	1,000,366
4.85%, 02/07/29 (Call 01/07/29)	575	569,730
5.00%, 02/07/31 (Call 12/07/30)	450	443,602
5.05%, 09/15/28 (Call 08/15/28)	820	822,478
5.25%, 04/20/46 (Call 04/20/26), (3-mo. LIBOR US + 3.630%)(d)	533	516,193
5.45%, 10/30/25	380	381,240
5.60%, 11/13/26 (Call 10/13/26)	350	354,667
5.80%, 01/15/33 (Call 07/15/32)	930	961,857
7.13%, 09/15/53 (Call 06/15/28), (5-year CMT + 3.533%)(d)	25	25,847
Series C, 8.00%, 03/01/32	740	855,240
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	542	523,676
5.45%, 05/15/41 (Call 11/15/40)	230	222,332
5.90%, 05/01/53 (Call 11/01/52)	325	333,222
6.00%, 03/15/54 (Call 09/15/53)(a)	665	698,385
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	714	674,347
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	576	489,948
Series EE, 3.13%, 08/01/50 (Call 02/01/50)(a)	440	287,488
Series N, 6.65%, 04/01/36	765	820,619
Series R, 6.75%, 07/01/37(a)	200	221,319
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(a)(b)	515	317,822
3.80%, 12/05/47 (Call 06/05/47)(a)(b)	500	376,865
5.94%, 11/25/52 (Call 05/25/52)(a)(b)	430	436,919
New York State Electric & Gas Corp.
2.15%, 10/01/31 (Call 07/01/31)(b)	1,070	848,022
3.25%, 12/01/26 (Call 09/01/26)(b)	307	289,204
3.30%, 09/15/49 (Call 03/15/49)(a)(b)	586	383,438
5.65%, 08/15/28 (Call 07/15/28)(a)(b)	245	250,417
5.85%, 08/15/33 (Call 05/15/33)(b)	245	251,441
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	1,500	1,368,660
1.90%, 06/15/28 (Call 04/15/28)	1,062	929,518
2.25%, 06/01/30 (Call 03/01/30)	2,302	1,935,849
2.44%, 01/15/32 (Call 10/15/31)(a)	1,419	1,152,456
2.75%, 11/01/29 (Call 08/01/29)	1,400	1,233,447
3.00%, 01/15/52 (Call 07/15/51)	805	510,711
3.50%, 04/01/29 (Call 01/01/29)	710	657,060
3.55%, 05/01/27 (Call 02/01/27)	1,705	1,622,547

72	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.80%, 03/15/82 (Call 03/15/27), (5-year CMT + 2.547%)(d)	$477	$422,674
4.45%, 06/20/25	1,300	1,282,480
4.63%, 07/15/27 (Call 06/15/27)	1,610	1,584,164
4.80%, 12/01/77 (Call 12/01/27), (3-mo. LIBOR US + 2.409%)(d)	536	485,767
4.90%, 02/28/28 (Call 01/28/28)	1,855	1,839,365
4.90%, 03/15/29 (Call 02/15/29)	1,175	1,160,380
4.95%, 01/29/26	1,175	1,165,827
5.00%, 02/28/30 (Call 12/28/29)(a)	875	867,917
5.00%, 07/15/32 (Call 04/15/32)	1,405	1,368,418
5.05%, 02/28/33 (Call 11/28/32)(a)	1,055	1,029,344
5.25%, 03/15/34 (Call 12/15/33)	1,175	1,152,492
5.25%, 02/28/53 (Call 08/28/52)	1,320	1,230,298
5.55%, 03/15/54 (Call 09/15/53)	1,765	1,710,322
5.65%, 05/01/79 (Call 05/01/29), (3-mo. LIBOR US + 3.156%)(d)	766	734,751
5.75%, 09/01/25	750	754,006
6.05%, 03/01/25	100	100,360
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(a)(b)	926	756,766
2.76%, 01/10/32 (Call 10/10/31)(b)	675	554,749
3.03%, 06/27/50 (Call 12/27/49)(b)	445	276,737
4.12%, 11/28/42(b)	365	290,043
4.28%, 12/15/28 (Call 09/15/28)(a)(b)	548	520,648
4.28%, 10/01/34 (Call 04/01/34)(b)	381	338,928
5.29%, 01/17/34 (Call 10/17/33)(b)	825	804,905
5.66%, 01/17/54 (Call 07/17/53)(b)	960	932,093
5.78%, 09/16/52 (Call 03/16/52)(a)(b)	815	812,741
Northern States Power Co./MN
2.25%, 04/01/31 (Call 10/01/30)	410	343,485
2.60%, 06/01/51 (Call 12/01/50)	522	322,366
2.90%, 03/01/50 (Call 09/01/49)	801	522,880
3.20%, 04/01/52 (Call 10/01/51)	412	283,329
3.40%, 08/15/42 (Call 02/15/42)(a)	436	330,846
3.60%, 05/15/46 (Call 11/15/45)	399	304,177
3.60%, 09/15/47 (Call 03/15/47)	691	523,405
4.00%, 08/15/45 (Call 02/15/45)(a)	516	416,032
4.13%, 05/15/44 (Call 11/15/43)(a)	432	356,254
4.50%, 06/01/52 (Call 12/01/51)	665	580,443
4.85%, 08/15/40 (Call 02/15/40)(a)	396	359,369
5.10%, 05/15/53 (Call 11/15/52)(a)	580	554,541
5.25%, 07/15/35(a)	235	234,342
5.35%, 11/01/39	410	404,400
5.40%, 03/15/54 (Call 09/15/53)	505	499,636
6.20%, 07/01/37(a)	539	578,369
6.25%, 06/01/36(a)	710	769,193
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)(a)	400	321,701
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(b)	841	787,954
2.45%, 12/02/27 (Call 10/02/27)(a)(b)	1,283	1,145,908
4.45%, 06/15/29 (Call 03/15/29)(a)(b)	643	597,607
7.00%, 03/15/33 (Call 12/15/32)(b)	1,135	1,181,699
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	382	304,978
2.70%, 06/01/26 (Call 03/01/26)	285	269,260
3.10%, 06/01/51 (Call 12/01/50)(a)	710	474,213
3.20%, 05/15/27 (Call 02/15/27)	954	909,347
3.25%, 11/15/25 (Call 08/15/25)(a)	327	315,734
3.25%, 05/15/29 (Call 02/15/29)	695	647,077

Security	Par (000)	Value

Electric (continued)
3.95%, 04/01/30 (Call 01/01/30)	$625	$585,800
4.40%, 03/01/44 (Call 09/01/43)(a)	310	266,964
4.55%, 06/01/52 (Call 12/01/51)	659	573,312
4.95%, 09/15/52 (Call 03/15/52)	230	213,112
5.50%, 03/15/40	465	462,580
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	740	532,695
4.20%, 12/01/42(a)	460	360,523
4.25%, 04/01/46 (Call 10/01/45)	538	415,149
4.50%, 04/01/47 (Call 10/01/46)	540	439,335
4.55%, 06/01/44	80	65,965
5.05%, 10/01/48 (Call 04/01/48)	734	647,933
5.25%, 09/01/50	470	435,333
5.38%, 11/01/40(a)	525	492,161
5.95%, 11/01/39	586	584,441
6.19%, 01/01/31(b)	162	160,947
6.20%, 12/01/53 (Call 06/01/53)(a)(b)	575	591,418
Ohio Edison Co.
6.88%, 07/15/36	700	772,136
8.25%, 10/15/38	300	368,632
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)(a)	375	290,834
4.15%, 04/01/48 (Call 10/01/47)	575	457,909
5.00%, 06/01/33 (Call 03/01/33)	290	284,710
Series D, 6.60%, 03/01/33	565	604,915
Series F, 5.85%, 10/01/35	390	394,809
Series G, 6.60%, 02/15/33(a)	435	470,842
Series P, 2.60%, 04/01/30 (Call 01/01/30)	370	320,387
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	317	252,885
Series R, 2.90%, 10/01/51 (Call 04/01/51)(a)	635	407,054
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	596	534,553
3.30%, 03/15/30 (Call 09/15/29)	449	404,152
3.80%, 08/15/28 (Call 02/15/28)	626	599,781
3.85%, 08/15/47 (Call 02/15/47)	605	458,718
3.90%, 05/01/43 (Call 11/01/42)(a)	190	150,955
4.00%, 12/15/44 (Call 06/15/44)	260	203,578
4.15%, 04/01/47 (Call 10/01/46)	755	601,416
4.55%, 03/15/44 (Call 09/15/43)	250	211,900
5.25%, 05/15/41 (Call 11/15/40)	65	61,193
5.40%, 01/15/33 (Call 07/15/32)	315	320,580
5.60%, 04/01/53 (Call 10/01/52)	380	382,746
5.85%, 06/01/40(a)	170	171,175
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	744	691,767
2.70%, 11/15/51 (Call 05/15/51)(a)	925	571,758
2.75%, 05/15/30 (Call 02/15/30)	745	655,125
2.95%, 04/01/25 (Call 01/01/25)(a)	538	524,706
3.10%, 09/15/49 (Call 03/15/49)	1,174	805,891
3.70%, 11/15/28 (Call 08/15/28)	575	544,808
3.70%, 05/15/50 (Call 11/15/49)	654	497,161
3.75%, 04/01/45 (Call 10/01/44)(a)	825	655,367
3.80%, 09/30/47 (Call 03/30/47)	625	480,195
3.80%, 06/01/49 (Call 12/01/48)	565	443,782
4.10%, 11/15/48 (Call 05/15/48)	713	586,541
4.15%, 06/01/32 (Call 03/01/32)(a)	390	364,953
4.30%, 05/15/28 (Call 04/15/28)(a)	25	24,342
4.55%, 09/15/32 (Call 06/15/32)	760	730,089
4.55%, 12/01/41 (Call 06/01/41)	525	475,208
4.60%, 06/01/52 (Call 12/01/51)	700	618,995
4.95%, 09/15/52 (Call 03/15/52)	570	530,470

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.25%, 09/30/40	$285	$282,882
5.30%, 06/01/42 (Call 12/01/41)(a)	585	590,816
5.35%, 10/01/52 (Call 04/01/52)	497	493,341
5.65%, 11/15/33 (Call 08/15/33)	695	717,957
7.00%, 05/01/32	520	578,841
7.25%, 01/15/33	750	852,446
7.50%, 09/01/38(a)	500	596,655
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	835	747,793
2.50%, 02/01/31 (Call 11/01/30)	2,217	1,816,774
2.95%, 03/01/26 (Call 12/01/25)	1,117	1,060,038
3.00%, 06/15/28 (Call 04/15/28)	765	694,597
3.15%, 01/01/26	1,345	1,285,715
3.25%, 06/01/31 (Call 03/01/31)(a)	1,015	870,863
3.30%, 03/15/27 (Call 12/15/26)	760	712,297
3.30%, 12/01/27 (Call 09/01/27)	1,855	1,716,432
3.30%, 08/01/40 (Call 02/01/40)	1,271	915,274
3.45%, 07/01/25	807	783,796
3.50%, 06/15/25 (Call 03/15/25)	884	857,644
3.50%, 08/01/50 (Call 02/01/50)	2,297	1,546,340
3.75%, 07/01/28	1,468	1,366,596
3.75%, 08/15/42 (Call 02/15/42)(a)	639	466,148
3.95%, 12/01/47 (Call 06/01/47)	1,271	924,971
4.00%, 12/01/46 (Call 06/01/46)	978	713,124
4.20%, 03/01/29 (Call 01/01/29)	1,095	1,032,339
4.20%, 06/01/41 (Call 12/01/40)	705	554,190
4.25%, 03/15/46 (Call 09/15/45)(a)	725	552,423
4.30%, 03/15/45 (Call 09/15/44)(a)	875	683,150
4.40%, 03/01/32 (Call 12/01/31)	1,135	1,031,710
4.45%, 04/15/42 (Call 10/15/41)(a)	826	665,893
4.50%, 07/01/40 (Call 01/01/40)(a)	2,423	2,030,224
4.50%, 12/15/41 (Call 06/15/41)	553	427,363
4.55%, 07/01/30 (Call 01/01/30)	3,372	3,164,738
4.60%, 06/15/43 (Call 12/15/42)	805	661,876
4.65%, 08/01/28 (Call 05/01/28)(a)	560	535,443
4.75%, 02/15/44 (Call 08/15/43)	917	765,597
4.95%, 06/08/25	740	732,926
4.95%, 07/01/50 (Call 01/01/50)	3,886	3,298,551
5.25%, 03/01/52 (Call 09/01/51)	865	766,955
5.45%, 06/15/27 (Call 05/15/27)(a)	900	898,573
5.55%, 05/15/29 (Call 04/15/29)	875	876,806
5.80%, 05/15/34 (Call 02/15/34)	875	874,080
5.90%, 06/15/32 (Call 03/15/32)	1,171	1,177,480
6.10%, 01/15/29 (Call 12/15/28)	725	742,156
6.15%, 01/15/33 (Call 10/15/32)	1,090	1,115,004
6.40%, 06/15/33 (Call 03/15/33)(a)	1,175	1,221,660
6.70%, 04/01/53 (Call 10/01/52)(a)	780	834,397
6.75%, 01/15/53 (Call 07/15/52)	950	1,016,621
6.95%, 03/15/34 (Call 12/15/33)(a)	1,090	1,178,009
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	1,340	816,384
3.30%, 03/15/51 (Call 09/15/50)	647	424,731
3.35%, 07/01/25 (Call 04/01/25)(a)	295	287,235
4.10%, 02/01/42 (Call 08/01/41)	585	462,100
4.13%, 01/15/49 (Call 07/15/48)	852	665,323
4.15%, 02/15/50 (Call 08/15/49)	882	686,379
5.10%, 02/15/29 (Call 01/15/29)(a)	760	757,462
5.25%, 06/15/35(a)	210	204,529
5.35%, 12/01/53 (Call 06/01/53)	1,220	1,126,875
5.50%, 05/15/54 (Call 11/15/53)	1,150	1,073,999
5.75%, 04/01/37	1,012	1,005,734

Security	Par (000)	Value

Electric (continued)
6.00%, 01/15/39(a)	$881	$906,254
6.10%, 08/01/36	524	543,756
6.25%, 10/15/37(a)	846	871,724
6.35%, 07/15/38(a)	389	408,533
PacifiCorp.
2.70%, 09/15/30 (Call 06/15/30)(a)	972	834,386
3.50%, 06/15/29 (Call 03/15/29)(a)	445	409,867
5.30%, 02/15/31 (Call 12/15/30)	760	751,845
5.45%, 02/15/34 (Call 11/15/33)	1,065	1,049,572
5.80%, 01/15/55 (Call 07/15/54)(a)	1,445	1,395,419
7.70%, 11/15/31	242	277,329
Palomino Funding Trust I, 7.23%, 05/17/28 (Call 04/17/28)(b)	700	729,471
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)(a)	533	344,800
2.85%, 09/15/51 (Call 03/15/51)	550	353,099
3.00%, 09/15/49 (Call 03/15/49)	644	430,879
3.05%, 03/15/51 (Call 09/15/50)(a)	375	251,255
3.15%, 10/15/25 (Call 07/15/25)	332	322,613
3.70%, 09/15/47 (Call 03/15/47)(a)	450	349,275
3.90%, 03/01/48 (Call 09/01/47)	665	534,310
4.15%, 10/01/44 (Call 04/01/44)(a)	480	401,242
4.38%, 08/15/52 (Call 02/15/52)	280	239,426
4.60%, 05/15/52 (Call 11/15/51)	505	447,952
4.80%, 10/15/43 (Call 04/15/43)	615	547,642
4.90%, 06/15/33 (Call 03/15/33)(a)	465	461,050
5.95%, 10/01/36	250	264,916
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(a)(b)	575	530,723
3.60%, 06/01/29 (Call 03/01/29)(b)	339	313,010
6.15%, 10/01/38(a)	460	467,413
Pertamina Geothermal Energy PT, 5.15%, 04/27/28 (Call 03/27/28)(b)	206	204,712
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(b)	907	780,207
3.38%, 02/05/30(b)	260	230,750
3.88%, 07/17/29(a)(b)	575	529,417
4.00%, 06/30/50 (Call 12/30/49)(b)	1,235	876,946
4.13%, 05/15/27(b)	2,357	2,253,881
4.38%, 02/05/50(b)	795	603,890
4.88%, 07/17/49(a)(b)	1,133	924,410
5.25%, 10/24/42(a)(b)	1,443	1,292,488
5.25%, 05/15/47(a)(b)	545	477,041
5.38%, 01/25/29(b)	1,000	991,492
5.45%, 05/21/28(b)	1,530	1,520,616
6.15%, 05/21/48(b)	1,460	1,414,375
6.25%, 01/25/49(a)(b)	824	807,520
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	807	765,975
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	793	667,215
5.20%, 03/15/34 (Call 12/15/33)	425	422,809
5.50%, 03/15/54 (Call 09/15/53)	425	421,644
6.50%, 11/15/37	403	443,878
7.90%, 12/15/38(a)	285	359,350
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	1,023	975,231
4.13%, 04/15/30 (Call 01/15/30)(a)	239	222,665
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	399	271,857

74	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.95%, 06/01/47 (Call 12/01/46)	$542	$436,629
4.13%, 06/15/44 (Call 12/15/43)	380	318,263
4.15%, 10/01/45 (Call 04/01/45)	411	339,078
4.15%, 06/15/48 (Call 12/15/47)	619	517,320
4.75%, 07/15/43 (Call 01/15/43)	170	155,626
4.85%, 02/15/34 (Call 11/15/33)	630	613,473
5.00%, 05/15/33 (Call 02/15/33)	730	725,444
5.25%, 05/15/53 (Call 11/15/52)	840	816,131
6.25%, 05/15/39(a)	355	383,933
Progress Energy Inc.
6.00%, 12/01/39	844	851,945
7.00%, 10/30/31	610	672,742
7.75%, 03/01/31	969	1,095,887
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	755	607,660
2.90%, 05/15/25 (Call 11/15/24)	648	628,191
3.55%, 06/15/46 (Call 12/15/45)	410	288,113
3.60%, 09/15/42 (Call 03/15/42)	678	521,457
3.70%, 06/15/28 (Call 12/15/27)	203	193,549
3.80%, 06/15/47 (Call 12/15/46)	518	390,763
3.95%, 03/15/43 (Call 09/15/42)(a)	355	275,712
4.05%, 09/15/49 (Call 03/15/49)	510	397,756
4.10%, 06/01/32 (Call 03/01/32)(a)	400	370,937
4.10%, 06/15/48 (Call 12/15/47)	645	512,812
4.30%, 03/15/44 (Call 09/15/43)	546	453,690
4.50%, 06/01/52 (Call 12/01/51)(a)	530	445,839
4.75%, 08/15/41 (Call 02/15/41)	185	165,742
5.25%, 04/01/53 (Call 10/01/52)	1,105	1,044,912
6.50%, 08/01/38(a)	115	125,925
Series 17, 6.25%, 09/01/37	606	641,352
Series 34, 3.20%, 03/01/50 (Call 09/01/49)(a)	797	540,457
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	987	802,735
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	695	420,293
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	390	295,845
5.15%, 01/15/53 (Call 07/15/52)	505	482,977
5.35%, 10/01/33 (Call 07/01/33)	605	612,048
Series V, 2.20%, 06/15/31 (Call 03/15/31)	548	452,508
Public Service Co. of New Mexico, 3.85%, 08/01/25 (Call 05/01/25)	675	655,901
Public Service Co. of Oklahoma
5.25%, 01/15/33 (Call 10/15/32)	920	912,405
Series G, 6.63%, 11/15/37	410	443,796
Series J, 2.20%, 08/15/31 (Call 05/15/31)	360	292,995
Series K, 3.15%, 08/15/51 (Call 02/15/51)(a)	305	204,243
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	951	879,793
1.90%, 08/15/31 (Call 05/15/31)	635	511,210
2.05%, 08/01/50 (Call 02/01/50)	566	315,107
2.25%, 09/15/26 (Call 06/15/26)	595	557,720
2.45%, 01/15/30 (Call 10/15/29)	595	517,450
2.70%, 05/01/50 (Call 11/01/49)	515	330,732
3.00%, 05/15/25 (Call 02/15/25)(a)	347	338,173
3.00%, 05/15/27 (Call 02/15/27)	735	694,539
3.00%, 03/01/51 (Call 09/01/50)	449	296,254
3.10%, 03/15/32 (Call 12/15/31)(a)	910	793,941
3.15%, 01/01/50 (Call 07/01/49)	325	226,321
3.20%, 05/15/29 (Call 02/15/29)	135	124,471
3.20%, 08/01/49 (Call 02/01/49)	546	385,923
3.60%, 12/01/47 (Call 06/01/47)	534	407,665
3.65%, 09/01/28 (Call 06/01/28)(a)	667	635,462

Security	Par (000)	Value

Electric (continued)
3.65%, 09/01/42 (Call 03/01/42)	$570	$449,938
3.70%, 05/01/28 (Call 02/01/28)	165	157,824
3.80%, 01/01/43 (Call 07/01/42)	640	521,180
3.80%, 03/01/46 (Call 09/01/45)	780	613,434
3.85%, 05/01/49 (Call 11/01/48)(a)	489	390,787
3.95%, 05/01/42 (Call 11/01/41)	385	322,040
4.05%, 05/01/48 (Call 11/01/47)(a)	415	345,309
4.15%, 11/01/45 (Call 05/01/45)	425	342,365
4.65%, 03/15/33 (Call 12/15/32)(a)	535	517,821
4.90%, 12/15/32 (Call 09/15/32)	621	613,473
5.13%, 03/15/53 (Call 09/15/52)(a)	485	468,881
5.20%, 08/01/33 (Call 05/01/33)	145	146,507
5.20%, 03/01/34 (Call 12/01/33)	625	625,143
5.38%, 11/01/39	360	348,236
5.45%, 08/01/53 (Call 02/01/53)(a)	300	301,479
5.45%, 03/01/54 (Call 09/01/53)	625	625,402
5.50%, 03/01/40(a)	395	395,717
5.80%, 05/01/37	360	371,381
Series I, 4.00%, 06/01/44 (Call 12/01/43)	370	294,269
Series K, 4.05%, 05/01/45 (Call 11/01/44)(a)	260	206,528
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	663	620,714
1.60%, 08/15/30 (Call 05/15/30)	632	507,950
2.45%, 11/15/31 (Call 08/15/31)	1,165	948,415
5.85%, 11/15/27 (Call 10/15/27)	1,140	1,168,116
5.88%, 10/15/28 (Call 09/15/28)	975	1,000,801
6.13%, 10/15/33 (Call 07/15/33)	580	604,463
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	790	701,837
3.65%, 05/15/25 (Call 02/15/25)	732	713,098
4.10%, 06/15/30 (Call 03/15/30)(a)	595	538,666
4.22%, 03/15/32 (Call 12/15/31)	570	509,937
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)(a)	340	215,578
3.25%, 09/15/49 (Call 03/15/49)	780	527,776
4.22%, 06/15/48 (Call 12/15/47)	425	342,088
4.30%, 05/20/45 (Call 11/20/44)(a)	762	626,883
4.43%, 11/15/41 (Call 05/15/41)	409	343,432
5.45%, 06/01/53 (Call 12/01/52)	285	281,888
5.48%, 06/01/35(a)	270	269,676
5.64%, 04/15/41 (Call 10/15/40)	205	203,663
5.76%, 10/01/39	590	594,533
5.76%, 07/15/40(a)	370	368,652
5.80%, 03/15/40	525	527,657
6.27%, 03/15/37	275	287,938
6.72%, 06/15/36(a)	230	250,418
7.02%, 12/01/27(a)	380	398,841
Rochester Gas and Electric Corp., 3.10%, 06/01/27 (Call 03/01/27)(a)(b)	689	645,904
Ruwais Power Co. PJSC, 6.00%, 08/31/36(b)	205	202,765
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	1,170	1,109,534
3.70%, 03/15/52 (Call 09/15/51)	230	170,842
3.95%, 11/15/41(a)	297	239,486
4.15%, 05/15/48 (Call 11/15/47)	604	497,435
4.30%, 04/01/42 (Call 10/01/41)	571	480,562
4.50%, 08/15/40	829	736,833
4.95%, 08/15/28 (Call 07/15/28)	1,175	1,174,724
5.35%, 05/15/35	395	391,985
5.35%, 05/15/40(a)	250	240,353
5.35%, 04/01/53 (Call 10/01/52)	780	756,651

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.00%, 06/01/26(a)	$232	$236,212
6.00%, 06/01/39	370	386,419
Series FFF, 6.13%, 09/15/37	10	10,106
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	512	395,649
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)(a)	605	488,944
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	632	439,085
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	1,033	840,957
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)(a)	1,065	708,875
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	860	743,841
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	825	771,410
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)(b)	1,096	1,065,860
Sempra
3.25%, 06/15/27 (Call 03/15/27)	1,044	982,318
3.30%, 04/01/25 (Call 03/01/25)	300	292,889
3.40%, 02/01/28 (Call 11/01/27)	272	255,787
3.70%, 04/01/29 (Call 02/01/29)	785	730,473
3.80%, 02/01/38 (Call 08/01/37)	1,158	950,183
4.00%, 02/01/48 (Call 08/01/47)	930	723,178
4.13%, 04/01/52 (Call 01/01/27), (5-year CMT + 2.868%)(d)	1,235	1,133,075
5.40%, 08/01/26 (Call 07/01/26)	625	626,563
5.50%, 08/01/33 (Call 05/01/33)(a)	840	834,816
6.00%, 10/15/39	1,244	1,257,869
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	957	906,624
5.90%, 03/15/54 (Call 09/15/53)(b)	725	741,588
Series P, 6.75%, 07/01/37(a)	185	196,481
Solar Star Funding LLC, 5.38%, 06/30/35(b)	89	87,776
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	898	758,158
2.75%, 02/01/32 (Call 11/01/31)	717	602,908
2.85%, 08/01/29 (Call 05/01/29)	866	774,793
3.45%, 02/01/52 (Call 08/01/51)	955	666,283
3.65%, 02/01/50 (Call 08/01/49)	1,272	931,011
3.90%, 12/01/41 (Call 06/01/41)(a)	380	301,550
4.00%, 04/01/47 (Call 10/01/46)	2,413	1,883,074
4.05%, 03/15/42 (Call 09/15/41)	570	467,916
4.50%, 09/01/40 (Call 03/01/40)	902	786,551
4.65%, 10/01/43 (Call 04/01/43)	961	841,591
4.88%, 02/01/27 (Call 01/01/27)	725	720,988
4.90%, 06/01/26 (Call 05/01/26)	505	501,490
5.15%, 06/01/29 (Call 05/01/29)	625	625,144
5.20%, 06/01/34 (Call 03/01/34)	750	733,603
5.30%, 03/01/28 (Call 02/01/28)	840	847,990
5.35%, 03/01/26	625	625,503
5.50%, 03/15/40	489	483,672
5.63%, 02/01/36(a)	303	302,107
5.65%, 10/01/28 (Call 09/01/28)	270	276,484
5.70%, 03/01/53 (Call 09/01/52)	45	44,740
5.75%, 04/15/54 (Call 10/15/53)	625	622,481
5.85%, 11/01/27 (Call 10/01/27)	1,250	1,279,905
5.88%, 12/01/53 (Call 06/01/53)	760	770,831
5.95%, 11/01/32 (Call 08/01/32)(a)	1,015	1,058,348
6.00%, 01/15/34	892	931,144
6.05%, 03/15/39(a)	835	860,742

Security	Par (000)	Value

Electric (continued)
6.65%, 04/01/29	$545	$572,241
Series 04-G, 5.75%, 04/01/35	425	427,734
Series 05-B, 5.55%, 01/15/36(a)	235	232,493
Series 05-E, 5.35%, 07/15/35(a)	472	470,520
Series 06-E, 5.55%, 01/15/37	875	868,469
Series 08-A, 5.95%, 02/01/38	935	958,861
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)(a)	700	553,659
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	736	682,516
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)(a)	820	526,867
Series A, 4.20%, 03/01/29 (Call 12/01/28)	853	821,484
Series B, 3.65%, 03/01/28 (Call 12/01/27)	475	450,005
Series B, 4.88%, 03/01/49 (Call 09/01/48)	807	717,820
Series C, 3.60%, 02/01/45 (Call 08/01/44)	679	502,377
Series C, 4.13%, 03/01/48 (Call 09/01/47)	1,770	1,415,590
Series C, 4.20%, 06/01/25	380	374,480
Series D, 4.70%, 06/01/27 (Call 05/01/27)	905	895,107
Series E, 3.70%, 08/01/25 (Call 06/01/25)	1,171	1,143,854
Series E, 5.45%, 06/01/52 (Call 12/01/51)(a)	470	450,639
Series G, 2.50%, 06/01/31 (Call 03/01/31)	356	298,899
Series H, 3.65%, 06/01/51 (Call 12/01/50)(a)	640	470,019
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	2,267	2,167,909
4.25%, 07/01/36 (Call 01/01/36)	289	255,655
4.40%, 07/01/46 (Call 01/01/46)	2,535	2,136,639
4.85%, 06/15/28 (Call 04/15/28)	960	951,250
5.11%, 08/01/27	1,025	1,022,425
5.15%, 10/06/25	751	749,971
5.20%, 06/15/33 (Call 12/15/32)	880	866,249
5.50%, 03/15/29 (Call 01/15/29)(a)	1,275	1,293,133
5.70%, 10/15/32 (Call 04/15/32)	820	839,540
5.70%, 03/15/34 (Call 09/15/33)	1,025	1,044,152
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26), (5-year CMT + 2.915%)(d)	970	909,722
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	647	569,041
Series A, 3.70%, 04/30/30 (Call 01/30/30)	910	838,941
Series B, 4.00%, 01/15/51 (Call 10/15/25), (5-year CMT + 3.733%)(a)(d)	1,280	1,229,198
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	832	766,038
4.15%, 12/01/25 (Call 09/01/25)	759	746,070
5.15%, 09/15/41	583	537,110
5.25%, 07/15/43	576	531,524
Series F, 4.95%, 12/15/46 (Call 06/15/46)	563	493,299
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)(a)	500	328,269
5.30%, 04/01/33 (Call 01/01/33)(a)	695	685,662
6.20%, 03/15/40(a)	490	505,198
Series J, 3.90%, 04/01/45 (Call 10/01/44)	524	400,442
Series K, 2.75%, 10/01/26 (Call 07/01/26)	971	911,568
Series L, 3.85%, 02/01/48 (Call 08/01/47)	564	412,050
Series M, 4.10%, 09/15/28 (Call 06/15/28)	1,203	1,152,969
Series N, 1.65%, 03/15/26 (Call 02/15/26)	825	767,562
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	545	379,018
3.70%, 08/15/47 (Call 02/15/47)	677	481,013
3.75%, 06/15/49 (Call 12/15/48)	537	388,978
4.50%, 08/15/41 (Call 02/15/41)	490	405,507

76	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.00%, 10/01/36	$411	$411,570
Series 6, 4.40%, 11/15/48 (Call 05/15/48)(a)	398	317,055
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	835	537,583
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29 (Call 11/27/28)(b)	906	843,736
SP PowerAssets Ltd.
3.00%, 09/26/27(a)(b)	200	187,683
3.25%, 11/24/25(a)(b)	921	892,078
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak
3.25%, 04/14/29 (Call 04/14/24)(b)	80	74,109
4.85%, 10/14/38 (Call 10/14/29)(a)(b)	745	679,946
State Grid Overseas Investment 2014 Ltd.,
4.85%, 05/07/44(a)(b)	855	826,445
State Grid Overseas Investment BVI Ltd.
2.88%, 05/18/26(b)	85	81,146
3.50%, 05/04/27(b)	3,940	3,782,809
4.00%, 05/04/47(a)(b)	677	575,290
4.25%, 05/02/28(a)(b)	905	890,443
System Energy Resources Inc., 6.00%, 04/15/28 (Call 03/15/28)	330	333,844
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)(a)	571	473,467
3.45%, 03/15/51 (Call 09/15/50)(a)	629	437,221
3.63%, 06/15/50 (Call 12/15/49)(a)	465	338,407
4.10%, 06/15/42 (Call 12/15/41)	370	301,752
4.20%, 05/15/45 (Call 11/15/44)	435	341,705
4.30%, 06/15/48 (Call 12/15/47)	272	223,337
4.35%, 05/15/44 (Call 11/15/43)	437	363,387
4.45%, 06/15/49 (Call 12/15/48)	533	452,382
4.90%, 03/01/29 (Call 02/01/29)	430	427,718
5.00%, 07/15/52 (Call 01/15/52)(a)	421	383,257
6.15%, 05/15/37(a)	220	226,811
6.55%, 05/15/36	585	620,813
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)(b)	700	658,891
3.15%, 06/02/26(a)(b)	730	699,675
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/01/40 (Call 12/01/37)(b)	737	658,470
Toledo Edison Co. (The), 6.15%, 05/15/37	272	286,619
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(a)(b)	359	351,367
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44 (Call 05/01/44)	385	293,528
6.00%, 06/15/40(b)	747	699,808
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)(a)	787	631,788
3.05%, 03/15/25 (Call 12/15/24)	597	582,580
3.25%, 05/15/32 (Call 02/15/32)(a)	395	341,970
3.25%, 05/01/51 (Call 11/01/50)(a)	441	296,120
4.00%, 06/15/50 (Call 12/15/49)(a)	622	478,023
4.85%, 12/01/48 (Call 06/01/48)(a)	381	336,926
5.50%, 04/15/53 (Call 10/15/52)	505	493,350
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	795	639,608
2.63%, 03/15/51 (Call 09/15/50)	775	468,052
2.95%, 06/15/27 (Call 03/15/27)	526	493,386
2.95%, 03/15/30 (Call 12/15/29)	140	124,073
3.25%, 10/01/49 (Call 04/01/49)(a)	660	449,811
3.50%, 03/15/29 (Call 12/15/28)	491	457,880

Security	Par (000)	Value

Electric (continued)
3.65%, 04/15/45 (Call 10/15/44)	$732	$550,798
3.90%, 09/15/42 (Call 03/15/42)	420	339,893
3.90%, 04/01/52 (Call 10/01/51)(a)	685	533,221
4.00%, 04/01/48 (Call 10/01/47)	652	513,431
5.25%, 01/15/54 (Call 07/15/53)	475	449,738
5.30%, 08/01/37(a)	385	382,901
5.45%, 03/15/53 (Call 09/15/52)	675	662,281
8.45%, 03/15/39	390	496,149
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	675	556,372
2.40%, 03/30/32 (Call 12/30/31)(a)	585	482,853
2.45%, 12/15/50 (Call 06/15/50)	1,509	875,294
2.95%, 11/15/51 (Call 05/15/51)	505	323,903
3.30%, 12/01/49 (Call 06/01/49)	552	388,743
4.00%, 01/15/43 (Call 07/15/42)(a)	620	506,343
4.45%, 02/15/44 (Call 08/15/43)	685	589,170
4.60%, 12/01/48 (Call 06/01/48)	790	686,507
5.00%, 04/01/33 (Call 01/01/33)	930	911,299
5.00%, 01/15/34 (Call 10/15/33)	905	879,728
5.30%, 08/15/33 (Call 05/15/33)	120	119,915
5.35%, 01/15/54 (Call 07/15/53)	425	409,029
5.45%, 04/01/53 (Call 10/01/52)	1,045	1,023,375
5.70%, 08/15/53 (Call 02/15/53)(a)	760	769,131
6.35%, 11/30/37	812	868,111
8.88%, 11/15/38	813	1,081,053
Series A, 2.88%, 07/15/29 (Call 04/15/29)(a)	780	705,801
Series A, 3.10%, 05/15/25 (Call 02/15/25)	344	334,509
Series A, 3.15%, 01/15/26 (Call 10/15/25)	1,177	1,136,621
Series A, 3.50%, 03/15/27 (Call 12/15/26)	880	842,685
Series A, 3.80%, 04/01/28 (Call 01/01/28)	1,148	1,100,966
Series A, 6.00%, 05/15/37	960	996,702
Series B, 2.95%, 11/15/26 (Call 08/15/26)	567	537,339
Series B, 3.75%, 05/15/27 (Call 04/15/27)	478	459,737
Series B, 3.80%, 09/15/47 (Call 03/15/47)(a)	612	466,286
Series B, 4.20%, 05/15/45 (Call 11/15/44)	500	411,996
Series B, 6.00%, 01/15/36	689	720,270
Series C, 4.00%, 11/15/46 (Call 05/15/46)	618	491,425
Series C, 4.63%, 05/15/52 (Call 11/15/51)	600	518,028
Series D, 4.65%, 08/15/43 (Call 02/15/43)	925	818,093
Vistra Operations Co. LLC
3.70%, 01/30/27 (Call 11/30/26)(a)(b)	1,256	1,187,997
4.30%, 07/15/29 (Call 04/15/29)(b)	1,349	1,257,311
5.13%, 05/13/25(a)(b)	1,155	1,145,480
6.95%, 10/15/33 (Call 07/15/33)(b)	965	1,005,429
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	829	729,239
1.80%, 10/15/30 (Call 07/15/30)	643	520,274
2.20%, 12/15/28 (Call 10/15/28)(a)	630	553,485
4.75%, 01/09/26 (Call 12/09/25)	1,270	1,257,628
4.75%, 01/15/28 (Call 12/15/27)(a)	830	820,369
5.00%, 09/27/25 (Call 08/27/25)	720	716,010
5.15%, 10/01/27 (Call 09/01/27)	870	869,127
5.60%, 09/12/26 (Call 08/12/26)	480	484,683
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)(a)	345	303,938
3.10%, 06/01/25 (Call 03/01/25)	190	184,831
3.65%, 12/15/42 (Call 06/15/42)(a)	220	167,601
4.25%, 06/01/44 (Call 12/01/43)(a)	455	373,229
4.30%, 12/15/45 (Call 06/15/45)(a)	155	126,629
4.30%, 10/15/48 (Call 04/15/48)(a)	375	313,578
4.75%, 09/30/32 (Call 06/30/32)(a)	795	779,572

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.63%, 05/15/33(a)	$242	$253,558
5.70%, 12/01/36(a)	105	107,986
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)(a)	360	285,987
3.00%, 07/01/29 (Call 04/01/29)(a)	362	330,284
3.05%, 10/15/27 (Call 07/15/27)	515	480,633
3.65%, 04/01/50 (Call 10/01/49)	370	269,794
3.95%, 09/01/32 (Call 06/01/32)(a)	855	788,822
4.10%, 10/15/44 (Call 04/15/44)(a)	170	132,898
4.95%, 04/01/33 (Call 01/01/33)	375	364,482
6.38%, 08/15/37(a)	435	462,486
7.60%, 10/01/38	375	437,874
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	710	447,526
3.30%, 09/01/49 (Call 03/01/49)(a)	525	368,480
3.67%, 12/01/42	632	494,153
4.75%, 11/01/44 (Call 05/01/44)(a)	599	533,622
5.35%, 11/10/25 (Call 10/10/25)(a)	478	478,860
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	1,025	921,608
2.35%, 11/15/31 (Call 05/15/31)	415	332,881
2.60%, 12/01/29 (Call 06/01/29)(a)	520	452,564
3.30%, 06/01/25 (Call 12/01/24)	658	640,248
3.35%, 12/01/26 (Call 06/01/26)	1,087	1,027,046
3.40%, 06/01/30 (Call 12/01/29)	670	597,686
3.50%, 12/01/49 (Call 06/01/49)	560	385,394
4.00%, 06/15/28 (Call 12/15/27)(a)	694	662,378
4.60%, 06/01/32 (Call 12/01/31)	875	815,892
4.80%, 09/15/41 (Call 03/15/41)	573	493,499
5.45%, 08/15/33 (Call 02/15/33)	840	831,690
5.50%, 03/15/34 (Call 09/15/33)	950	933,755
6.50%, 07/01/36	540	567,830

		870,267,194

Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	674	552,367
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(a)	1,396	1,262,689
1.80%, 10/15/27 (Call 08/15/27)(a)	839	755,745
1.95%, 10/15/30 (Call 07/15/30)	1,105	927,167
2.00%, 12/21/28 (Call 10/21/28)	1,000	881,876
2.20%, 12/21/31 (Call 09/21/31)	990	821,369
2.75%, 10/15/50 (Call 04/15/50)	856	547,444
2.80%, 12/21/51 (Call 06/21/51)(a)	1,490	961,828
3.15%, 06/01/25 (Call 03/01/25)	295	288,257
5.25%, 11/15/39(a)	45	45,508
6.00%, 08/15/32(a)	650	683,211
6.13%, 04/15/39	110	117,335
Molex Electronic Technologies LLC, 3.90%, 04/15/25 (Call 01/15/25)(b)	695	673,749

		8,518,545

Electronics — 0.6%
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	943	860,842
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27 (Call 07/01/27)	730	690,178
5.41%, 07/01/32 (Call 04/01/32)	599	598,514
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	678	655,476
2.20%, 09/15/31 (Call 06/15/31)	800	656,417
2.80%, 02/15/30 (Call 11/15/29)(a)	1,682	1,498,436

Security	Par (000)	Value

Electronics (continued)
4.35%, 06/01/29 (Call 03/01/29)	$715	$695,066
4.75%, 03/30/26	240	238,346
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)(a)	881	736,228
3.88%, 01/12/28 (Call 10/12/27)(a)	915	864,396
4.00%, 04/01/25 (Call 01/01/25)	515	505,943
6.13%, 03/01/26 (Call 03/11/24)(a)	920	919,149
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	595	491,608
4.63%, 04/15/26 (Call 01/15/26)	1,007	985,330
5.50%, 06/01/32 (Call 03/01/32)	565	542,012
6.25%, 03/15/28 (Call 02/15/28)	870	884,819
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	1,063	1,027,578
4.75%, 06/15/25 (Call 03/15/25)	870	859,734
4.88%, 06/15/29 (Call 03/15/29)	933	907,410
4.88%, 05/12/30 (Call 02/12/30)	1,054	1,016,125
6.00%, 01/15/28 (Call 12/15/27)	1,020	1,036,769
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	1,552	1,481,738
4.30%, 06/15/46 (Call 12/15/45)(a)	656	535,797
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	1,470	1,320,404
1.35%, 06/01/25 (Call 05/01/25)(a)	1,568	1,498,595
1.75%, 09/01/31 (Call 06/01/31)	2,395	1,925,916
1.95%, 06/01/30 (Call 03/01/30)	1,690	1,428,788
2.50%, 11/01/26 (Call 08/01/26)	1,976	1,862,379
2.70%, 08/15/29 (Call 05/15/29)	1,305	1,173,930
2.80%, 06/01/50 (Call 12/01/49)(a)	899	624,669
3.81%, 11/21/47 (Call 05/21/47)	665	533,984
4.25%, 01/15/29 (Call 12/15/28)(a)	580	567,187
4.50%, 01/15/34 (Call 10/15/33)	480	461,651
4.88%, 09/01/29 (Call 08/01/29)	875	875,498
4.95%, 02/15/28 (Call 01/15/28)	970	979,835
4.95%, 09/01/31 (Call 07/01/31)	875	873,299
5.00%, 02/15/33 (Call 11/15/32)	1,725	1,728,072
5.00%, 03/01/35 (Call 12/01/34)	875	872,394
5.25%, 03/01/54 (Call 09/01/53)	875	873,221
5.35%, 03/01/64 (Call 09/01/63)	875	873,908
5.38%, 03/01/41	527	537,972
5.70%, 03/15/36(a)	805	850,022
5.70%, 03/15/37	800	836,471
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)(a)	367	302,910
3.15%, 08/15/27 (Call 05/15/27)	765	717,741
3.35%, 03/01/26 (Call 12/01/25)	390	376,576
3.50%, 02/15/28 (Call 11/15/27)	703	663,953
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	1,030	953,392
3.00%, 01/15/31 (Call 10/15/30)	647	552,649
3.60%, 01/15/30 (Call 10/15/29)	1,177	1,060,205
3.95%, 01/12/28 (Call 10/12/27)	895	845,443
4.25%, 05/15/27 (Call 04/15/27)	940	907,228
5.45%, 02/01/29 (Call 01/01/29)	575	573,952
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	1,240	1,102,893
4.60%, 04/06/27 (Call 01/06/27)	1,582	1,557,192
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	1,145	1,042,787
2.38%, 08/09/28 (Call 06/09/28)(a)	1,133	985,645
2.65%, 08/09/31 (Call 05/09/31)	689	546,621

78	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Trimble Inc.
4.90%, 06/15/28 (Call 03/15/28)(a)	$1,346	$1,335,438
6.10%, 03/15/33 (Call 12/15/32)(a)	495	517,276
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 12/04/31)(a)	850	719,153
3.13%, 08/15/27 (Call 05/15/27)(a)	716	676,050
3.70%, 02/15/26 (Call 11/15/25)	660	642,888
4.50%, 02/13/26	700	692,218
7.13%, 10/01/37(a)	770	876,735
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	851	784,323
2.40%, 04/01/28 (Call 02/01/28)	811	708,696
2.95%, 04/01/31 (Call 01/01/31)	842	692,745

		59,220,815

Energy - Alternate Sources — 0.0%
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(b)	123	97,603

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 (Call 08/11/40)(b)	445	314,837
5.13%, 08/11/61 (Call 08/11/60)(a)(b)	1,387	969,374
Jacobs Engineering Group Inc.
5.90%, 03/01/33 (Call 12/01/32)(a)	1,090	1,089,571
6.35%, 08/18/28 (Call 07/18/28)	1,050	1,083,737
LBJ Infrastructure Group LLC, 3.80%, 12/31/57 (Call 06/30/57)(a)(b)	585	394,817
MasTec Inc., 4.50%, 08/15/28 (Call 04/01/24)(a)(b)	795	745,502
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(b)	424	392,927
4.25%, 10/31/26 (Call 07/31/26)(b)	1,065	1,020,061
5.50%, 10/31/46 (Call 04/30/46)(a)(b)	727	601,915
5.50%, 07/31/47 (Call 01/31/47)(b)	2,121	1,763,081
Sitios Latinoamerica SAB de CV, 5.38%, 04/04/32 (Call 01/04/32)(a)(b)	1,235	1,138,700
Ste Transcore Holdings Inc., 3.75%, 05/05/32 (Call 11/05/31)(b)	50	45,444
Sydney Airport Finance Co. Pty. Ltd.
3.38%, 04/30/25 (Call 01/30/25)(b)	331	322,598
3.63%, 04/28/26 (Call 01/28/26)(b)	1,919	1,846,247
Vinci SA, 3.75%, 04/10/29 (Call 01/10/29)(b)	1,580	1,503,396

		13,232,207

Entertainment — 0.3%
Warnermedia Holdings Inc.
3.64%, 03/15/25	2,010	1,967,585
3.76%, 03/15/27 (Call 02/15/27)	5,300	5,015,065
3.79%, 03/15/25 (Call 03/11/24)	570	558,761
4.05%, 03/15/29 (Call 01/15/29)	2,050	1,898,850
4.28%, 03/15/32 (Call 12/15/31)(a)	5,570	4,913,782
5.05%, 03/15/42 (Call 09/15/41)(a)	5,718	4,808,368
5.14%, 03/15/52 (Call 09/15/51)(a)	8,940	7,264,605
5.39%, 03/15/62 (Call 09/15/61)	3,650	2,944,548
6.41%, 03/15/26 (Call 03/15/24)	900	899,764

		30,271,328

Environmental Control — 0.3%
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)(a)	110	93,292
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	491	455,611

Security	Par (000)	Value

Environmental Control (continued)
1.45%, 02/15/31 (Call 11/15/30)	$1,050	$828,685
1.75%, 02/15/32 (Call 11/15/31)	789	619,126
2.30%, 03/01/30 (Call 12/01/29)	1,476	1,267,272
2.38%, 03/15/33 (Call 12/15/32)(a)	1,110	889,268
2.90%, 07/01/26 (Call 04/01/26)(a)	664	634,316
3.05%, 03/01/50 (Call 09/01/49)(a)	828	574,293
3.20%, 03/15/25 (Call 12/15/24)	710	694,451
3.38%, 11/15/27 (Call 08/15/27)	1,023	970,953
3.95%, 05/15/28 (Call 02/15/28)	1,228	1,182,590
4.88%, 04/01/29 (Call 03/01/29)	785	781,998
5.00%, 12/15/33 (Call 09/15/33)	905	890,403
5.00%, 04/01/34 (Call 01/01/34)	770	758,109
5.70%, 05/15/41 (Call 11/15/40)	155	160,787
6.20%, 03/01/40(a)	392	425,659
Veralto Corp.
5.35%, 09/18/28 (Call 08/18/28)(b)	1,285	1,293,716
5.45%, 09/18/33 (Call 06/18/33)(b)	820	823,604
5.50%, 09/18/26 (Call 08/18/26)(b)	995	999,276
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	750	608,235
2.60%, 02/01/30 (Call 11/01/29)	982	864,206
2.95%, 01/15/52 (Call 07/15/51)	1,105	731,503
3.05%, 04/01/50 (Call 10/01/49)	1,095	745,673
3.20%, 06/01/32 (Call 03/01/32)(a)	684	595,624
3.50%, 05/01/29 (Call 02/01/29)	888	832,006
4.20%, 01/15/33 (Call 10/15/32)	1,137	1,062,925
4.25%, 12/01/28 (Call 09/01/28)(a)	741	717,933
5.00%, 03/01/34 (Call 12/01/33)	675	660,907
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)(a)	770	714,945
1.15%, 03/15/28 (Call 01/15/28)(a)	730	633,056
1.50%, 03/15/31 (Call 12/15/30)	837	665,688
2.00%, 06/01/29 (Call 04/01/29)	1,275	1,103,254
2.50%, 11/15/50 (Call 05/15/50)	600	370,584
2.95%, 06/01/41 (Call 12/01/40)	750	555,131
3.13%, 03/01/25 (Call 12/01/24)(a)	350	342,406
3.15%, 11/15/27 (Call 08/15/27)	1,138	1,070,936
3.90%, 03/01/35 (Call 09/01/34)	678	597,107
4.10%, 03/01/45 (Call 09/01/44)	175	150,153
4.15%, 04/15/32 (Call 01/15/32)(a)	955	899,825
4.15%, 07/15/49 (Call 01/15/49)	1,066	904,818
4.63%, 02/15/30 (Call 12/15/29)	755	742,643
4.63%, 02/15/33 (Call 11/15/32)	655	632,662
4.88%, 02/15/29 (Call 01/15/29)	1,065	1,065,978
4.88%, 02/15/34 (Call 11/15/33)	995	974,884
7.00%, 07/15/28	400	434,472

		33,020,963

Food — 1.8%
Ahold Finance USA LLC, 6.88%, 05/01/29	1,070	1,161,462
Bimbo Bakeries USA Inc.
4.00%, 05/17/51 (Call 11/17/50)(b)	817	628,739
5.38%, 01/09/36 (Call 10/09/35)(b)	180	178,691
6.05%, 01/15/29 (Call 12/15/28)(b)	615	633,149
6.40%, 01/15/34 (Call 10/15/33)(b)	340	363,494
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)(a)	860	729,797
3.13%, 04/24/50 (Call 10/24/49)	543	352,898
3.30%, 03/19/25 (Call 12/19/24)	575	561,269
3.95%, 03/15/25 (Call 01/15/25)	940	924,935
4.15%, 03/15/28 (Call 12/15/27)	1,710	1,649,892
4.80%, 03/15/48 (Call 09/15/47)	895	785,584

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(a)(b)	$1,075	$1,034,455
6.63%, 02/12/45 (Call 08/12/44)(b)	330	335,775
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(a)(b)	755	652,224
CK Hutchison International 21 Ltd., 2.50%, 04/15/31 (Call 01/15/31)(a)(b)	1,715	1,455,201
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	1,245	1,082,444
4.60%, 11/01/25 (Call 09/01/25)	1,492	1,470,055
4.85%, 11/01/28 (Call 08/01/28)	1,728	1,697,509
5.30%, 10/01/26	630	630,149
5.30%, 11/01/38 (Call 05/01/38)	1,484	1,404,877
5.40%, 11/01/48 (Call 05/01/48)(a)	1,435	1,324,994
7.00%, 10/01/28	885	945,428
7.13%, 10/01/26	530	551,856
8.25%, 09/15/30(a)	542	622,465
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(b)	2,695	2,551,300
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)(a)	813	679,708
3.50%, 10/01/26 (Call 07/01/26)(a)	345	330,485
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)(a)	725	594,699
2.88%, 04/15/30 (Call 01/15/30)	1,393	1,231,069
3.00%, 02/01/51 (Call 08/01/50)(a)	1,015	653,943
3.20%, 02/10/27 (Call 11/10/26)	1,135	1,078,799
4.00%, 04/17/25 (Call 02/17/25)(a)	1,284	1,263,491
4.15%, 02/15/43 (Call 08/15/42)(a)	50	41,733
4.20%, 04/17/28 (Call 01/17/28)	2,015	1,956,518
4.55%, 04/17/38 (Call 10/17/37)	686	608,799
4.70%, 01/30/27 (Call 12/20/26)	760	752,693
4.70%, 04/17/48 (Call 10/17/47)(a)	355	316,129
4.95%, 03/29/33 (Call 12/29/32)(a)	1,125	1,104,432
5.24%, 11/18/25 (Call 03/18/24)(a)	100	99,888
5.40%, 06/15/40	710	693,460
5.50%, 10/17/28 (Call 09/17/28)	390	396,360
Grupo Bimbo SAB de CV
4.00%, 09/06/49 (Call 03/06/49)(a)(b)	665	519,432
4.70%, 11/10/47 (Call 05/10/47)(b)	568	490,108
4.88%, 06/27/44(b)	330	292,373
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	469	445,657
1.70%, 06/01/30 (Call 03/01/30)	645	538,627
2.30%, 08/15/26 (Call 05/15/26)	1,021	963,518
2.45%, 11/15/29 (Call 08/15/29)	500	442,845
2.65%, 06/01/50 (Call 12/01/49)	482	312,935
3.13%, 11/15/49 (Call 05/15/49)(a)	589	422,768
3.20%, 08/21/25 (Call 05/21/25)	355	346,552
3.38%, 08/15/46 (Call 02/15/46)(a)	690	521,059
4.25%, 05/04/28 (Call 04/04/28)	730	717,947
4.50%, 05/04/33 (Call 02/04/33)(a)	280	273,841
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	1,435	1,266,709
1.80%, 06/11/30 (Call 03/11/30)	1,076	892,366
3.05%, 06/03/51 (Call 12/03/50)(a)	920	618,591
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	805	706,318
3.20%, 10/01/26 (Call 07/01/26)(a)	928	885,267
3.90%, 06/01/50 (Call 12/01/49)(a)	494	360,768
6.63%, 04/15/37	384	414,284

Security	Par (000)	Value

Food (continued)
J M Smucker Co. (The)
5.90%, 11/15/28 (Call 10/15/28)	$1,090	$1,121,652
6.20%, 11/15/33 (Call 08/15/33)(a)	1,135	1,199,656
6.50%, 11/15/43 (Call 05/15/43)	695	744,363
6.50%, 11/15/53 (Call 05/15/53)(a)	1,195	1,298,463
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/34 (Call 12/15/33)(b)	1,180	1,215,397
7.25%, 11/15/53 (Call 05/15/53)(a)(b)	1,255	1,314,897
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)	1,530	1,403,687
3.00%, 02/02/29 (Call 12/02/28)	915	802,090
3.00%, 05/15/32 (Call 02/15/32)	1,597	1,278,648
3.63%, 01/15/32 (Call 01/15/27)	455	382,580
3.75%, 12/01/31 (Call 12/01/26)	1,275	1,084,178
4.38%, 02/02/52 (Call 08/02/51)	1,195	859,716
5.13%, 02/01/28 (Call 01/01/28)	1,375	1,347,242
5.50%, 01/15/30 (Call 01/15/25)	1,924	1,875,211
5.75%, 04/01/33 (Call 01/01/33)	2,025	1,963,882
6.50%, 12/01/52 (Call 06/01/52)	2,060	1,980,707
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(a)	430	342,500
2.38%, 03/15/30 (Call 12/15/29)(a)	804	690,008
2.75%, 09/15/41 (Call 03/15/41)	524	349,720
3.38%, 12/15/27 (Call 09/15/27)(a)	877	826,956
3.50%, 03/15/25	1,470	1,439,949
3.55%, 03/15/50 (Call 09/15/49)(a)	610	425,897
4.25%, 03/15/35	1,290	1,157,309
4.38%, 03/15/45	700	585,731
Kellanova
2.10%, 06/01/30 (Call 03/01/30)(a)	807	680,093
3.25%, 04/01/26	1,330	1,278,558
3.40%, 11/15/27 (Call 08/15/27)	834	786,392
4.30%, 05/15/28 (Call 02/15/28)	1,025	996,229
4.50%, 04/01/46(a)	908	782,744
5.25%, 03/01/33 (Call 12/01/32)(a)	430	427,167
Series B, 7.45%, 04/01/31(a)	1,010	1,130,674
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	465	461,461
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	1,775	1,692,989
3.75%, 04/01/30 (Call 01/01/30)(a)	1,145	1,068,557
3.88%, 05/15/27 (Call 02/15/27)	1,490	1,439,104
4.25%, 03/01/31 (Call 12/01/30)	750	712,630
4.38%, 06/01/46 (Call 12/01/45)	3,630	3,007,382
4.63%, 01/30/29 (Call 10/30/28)(a)	840	824,769
4.63%, 10/01/39 (Call 04/01/39)	295	266,413
4.88%, 10/01/49 (Call 04/01/49)(a)	1,765	1,574,631
5.00%, 07/15/35 (Call 01/15/35)	980	957,087
5.00%, 06/04/42	1,915	1,770,371
5.20%, 07/15/45 (Call 01/15/45)(a)	2,425	2,264,153
5.50%, 06/01/50 (Call 12/01/49)(a)	310	301,522
6.50%, 02/09/40	775	841,003
6.75%, 03/15/32	645	705,431
6.88%, 01/26/39	1,240	1,394,935
7.13%, 08/01/39(b)	1,095	1,246,321
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(a)	520	414,726
2.20%, 05/01/30 (Call 02/01/30)	590	497,034
2.65%, 10/15/26 (Call 07/15/26)(a)	1,017	955,865

80	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.50%, 02/01/26 (Call 11/01/25)	$810	$785,484
3.70%, 08/01/27 (Call 05/01/27)	942	904,530
3.88%, 10/15/46 (Call 04/15/46)	715	543,711
3.95%, 01/15/50 (Call 07/15/49)	1,072	842,001
4.45%, 02/01/47 (Call 08/01/46)	1,120	947,186
4.50%, 01/15/29 (Call 10/15/28)(a)	864	844,906
4.65%, 01/15/48 (Call 07/15/47)	760	662,319
5.00%, 04/15/42 (Call 10/15/41)	552	506,460
5.15%, 08/01/43 (Call 02/01/43)	171	159,265
5.40%, 07/15/40 (Call 01/15/40)(a)	583	559,236
5.40%, 01/15/49 (Call 07/15/48)(a)	751	733,972
6.90%, 04/15/38	677	756,346
7.50%, 04/01/31(a)	775	874,620
8.00%, 09/15/29(a)	669	759,649
Series B, 7.70%, 06/01/29	660	732,525
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(b)	1,067	967,624
1.63%, 07/16/32 (Call 04/16/32)(a)(b)	745	572,800
2.38%, 07/16/40 (Call 01/16/40)(a)(b)	1,456	1,002,114
2.45%, 07/16/50 (Call 01/16/50)(a)(b)	570	341,861
2.70%, 04/01/25 (Call 03/01/25)(b)	609	592,655
3.20%, 04/01/30 (Call 01/01/30)(a)(b)	920	833,948
3.60%, 04/01/34 (Call 01/01/34)(a)(b)	1,201	1,058,143
3.88%, 04/01/39 (Call 10/01/38)(a)(b)	895	767,221
3.95%, 04/01/44 (Call 10/01/43)(a)(b)	635	519,024
3.95%, 04/01/49 (Call 10/01/48)(a)(b)	987	797,809
4.13%, 04/01/54 (Call 10/01/53)(a)(b)	608	495,696
4.20%, 04/01/59 (Call 10/01/58)(b)	721	592,777
4.55%, 04/20/28 (Call 03/20/28)(b)	1,655	1,632,071
4.65%, 04/20/31 (Call 02/20/31)(b)	700	685,396
4.75%, 04/20/33 (Call 01/20/33)(b)	1,165	1,134,541
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	837	769,636
1.85%, 02/15/31 (Call 11/15/30)	927	744,938
2.50%, 04/15/30 (Call 01/15/30)(a)	667	571,519
3.25%, 11/15/25 (Call 08/15/25)	461	444,567
3.40%, 08/15/27 (Call 05/15/27)	1,341	1,270,319
4.20%, 08/15/47 (Call 02/15/47)(a)	470	388,038
4.95%, 04/15/33 (Call 01/15/33)(a)	750	731,984
Mondelez International Holdings Netherlands BV
1.25%, 09/24/26 (Call 08/24/26)(b)	1,010	915,290
4.25%, 09/15/25(a)(b)	469	461,712
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	1,165	1,113,656
1.50%, 02/04/31 (Call 11/04/30)	445	354,089
1.88%, 10/15/32 (Call 07/15/32)(a)	1,007	792,419
2.63%, 03/17/27 (Call 02/17/27)	1,110	1,035,473
2.63%, 09/04/50 (Call 03/04/50)	1,817	1,140,165
2.75%, 04/13/30 (Call 01/13/30)	1,012	894,489
3.00%, 03/17/32 (Call 12/17/31)	485	418,004
4.13%, 05/07/28 (Call 02/07/28)	30	29,386
4.75%, 02/20/29 (Call 01/20/29)	650	642,526
6.50%, 11/01/31(a)	35	37,360
Nestle Holdings Inc.
0.63%, 01/15/26 (Call 12/15/25)(b)	1,275	1,175,943
1.00%, 09/15/27 (Call 07/15/27)(a)(b)	1,655	1,455,012
1.15%, 01/14/27 (Call 12/14/26)(a)(b)	1,388	1,251,977
1.25%, 09/15/30 (Call 06/15/30)(a)(b)	730	587,314
1.50%, 09/14/28 (Call 07/14/28)(b)	975	847,284
1.88%, 09/14/31 (Call 06/14/31)(a)(b)	1,108	914,283

Security	Par (000)	Value

Food (continued)
2.50%, 09/14/41 (Call 03/14/41)(a)(b)	$722	$508,790
2.63%, 09/14/51 (Call 03/14/51)(a)(b)	725	466,375
3.50%, 09/24/25 (Call 07/24/25)(b)	1,475	1,442,462
3.63%, 09/24/28 (Call 06/24/28)(b)	1,639	1,567,932
3.90%, 09/24/38 (Call 03/24/38)(b)	1,764	1,549,208
4.00%, 09/12/25 (Call 08/12/25)(b)	530	522,473
4.00%, 09/24/48 (Call 03/24/48)(b)	2,914	2,459,810
4.13%, 10/01/27 (Call 09/01/27)(b)	905	885,013
4.25%, 10/01/29 (Call 08/01/29)(a)(b)	705	688,035
4.30%, 10/01/32 (Call 07/01/32)(a)(b)	760	744,805
4.70%, 01/15/53 (Call 07/15/52)(a)(b)	1,250	1,176,684
4.85%, 03/14/33 (Call 12/14/32)(a)(b)	1,660	1,664,234
4.95%, 03/14/30 (Call 01/14/30)(a)(b)	1,070	1,079,574
5.00%, 03/14/28 (Call 02/14/28)(a)(b)	1,165	1,175,801
5.00%, 09/12/28 (Call 08/12/28)(b)	750	757,289
5.00%, 09/12/30 (Call 07/12/30)(b)	705	716,937
5.00%, 09/12/33 (Call 06/12/33)(b)	300	305,924
5.25%, 03/13/26(a)(b)	720	723,805
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(b)	1,751	1,695,935
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(b)	170	165,435
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(a)(b)	807	617,000
3.00%, 10/15/30 (Call 07/15/30)(b)	375	308,742
4.25%, 02/01/27 (Call 11/01/26)(b)	1,127	1,078,354
5.20%, 04/01/29 (Call 01/01/29)(a)(b)	711	682,196
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	980	842,939
2.45%, 12/14/31 (Call 09/14/31)	775	640,568
3.15%, 12/14/51 (Call 06/14/51)	1,220	827,455
3.25%, 07/15/27 (Call 04/15/27)	1,251	1,180,465
3.30%, 07/15/26 (Call 04/15/26)	1,403	1,346,329
3.30%, 02/15/50 (Call 08/15/49)(a)	710	501,475
3.75%, 10/01/25 (Call 07/01/25)	955	931,167
4.45%, 03/15/48 (Call 09/15/47)	450	378,901
4.50%, 04/01/46 (Call 10/01/45)	567	485,536
4.85%, 10/01/45 (Call 04/01/45)	580	527,374
5.38%, 09/21/35	520	524,391
5.75%, 01/17/29 (Call 12/17/28)	535	547,348
5.95%, 04/01/30 (Call 01/01/30)	1,362	1,417,252
6.00%, 01/17/34 (Call 10/17/33)	600	632,316
6.60%, 04/01/40 (Call 10/01/39)(a)	795	869,069
6.60%, 04/01/50 (Call 10/01/49)	1,346	1,521,042
Tesco PLC, 6.15%, 11/15/37(a)(b)	730	731,789
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	1,817	1,722,122
4.00%, 03/01/26 (Call 01/01/26)	1,436	1,401,982
4.35%, 03/01/29 (Call 12/01/28)(a)	1,671	1,607,961
4.55%, 06/02/47 (Call 12/02/46)	931	753,880
4.88%, 08/15/34 (Call 02/15/34)(a)	591	561,252
5.10%, 09/28/48 (Call 03/28/48)	1,485	1,310,194
5.15%, 08/15/44 (Call 02/15/44)	889	800,079
5.40%, 03/15/29 (Call 02/15/29)	625	624,930
5.70%, 03/15/34 (Call 12/15/33)	625	624,192
Walmart Inc., 3.90%, 09/09/25	2,190	2,156,470

		191,176,057

Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	1,115	1,046,890
4.20%, 01/29/30 (Call 10/29/29)(a)(b)	520	475,596

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
4.25%, 04/30/29 (Call 01/30/29)(b)	$387	$350,818
5.15%, 01/29/50 (Call 07/29/49)(b)	320	258,678
5.50%, 11/02/47 (Call 05/02/47)(a)	701	590,951
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	530	447,579
Georgia-Pacific LLC
0.95%, 05/15/26 (Call 04/15/26)(a)(b)	1,541	1,408,866
1.75%, 09/30/25 (Call 08/30/25)(b)	957	905,993
2.10%, 04/30/27 (Call 02/28/27)(a)(b)	489	447,226
2.30%, 04/30/30 (Call 01/30/30)(b)	134	114,240
3.60%, 03/01/25 (Call 12/01/24)(b)	1,350	1,328,066
7.25%, 06/01/28(a)	948	1,011,178
7.75%, 11/15/29(a)	1,135	1,289,479
8.88%, 05/15/31	302	370,483
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(a)	1,160	983,573
4.40%, 08/15/47 (Call 02/15/47)	582	483,509
4.80%, 06/15/44 (Call 12/15/43)(a)	1,110	984,313
5.00%, 09/15/35 (Call 03/15/35)	805	778,118
5.15%, 05/15/46 (Call 11/15/45)(a)	260	238,643
6.00%, 11/15/41 (Call 05/15/41)(a)	871	899,255
7.30%, 11/15/39(a)	165	190,986
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(a)(b)	857	724,268
3.85%, 01/13/30 (Call 10/13/29)(a)(b)	525	476,632
4.38%, 04/04/27(b)	280	269,905
6.13%, 06/23/33 (Call 03/23/33)(b)	480	484,637
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25(a)	811	836,695
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	880	767,214
3.13%, 01/15/32 (Call 10/15/31)	1,590	1,305,728
3.75%, 01/15/31 (Call 10/15/30)(a)	1,715	1,500,508
5.00%, 01/15/30 (Call 10/15/29)(a)	1,499	1,427,629
5.75%, 07/14/26(b)	130	129,791
6.00%, 01/15/29 (Call 10/15/28)	2,847	2,845,266
7.00%, 03/16/47 (Call 09/16/46)(a)(b)	1,632	1,693,327
Suzano International Finance BV, 5.50%, 01/17/27(a)	1,312	1,308,361
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	10	10,494

		28,384,895

Gas — 0.7%
APA Infrastructure Ltd.
4.20%, 03/23/25 (Call 12/23/24)(b)	1,741	1,714,061
4.25%, 07/15/27 (Call 04/15/27)(a)(b)	1,036	1,011,006
5.00%, 03/23/35 (Call 12/23/34)(b)	575	533,443
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)(a)	995	792,352
2.63%, 09/15/29 (Call 06/15/29)	920	818,877
2.85%, 02/15/52 (Call 08/15/51)(a)	610	390,291
3.00%, 06/15/27 (Call 03/15/27)	700	658,231
3.38%, 09/15/49 (Call 03/15/49)	612	440,757
4.13%, 10/15/44 (Call 04/15/44)	919	783,848
4.13%, 03/15/49 (Call 09/15/48)	888	732,300
4.15%, 01/15/43 (Call 07/15/42)	680	582,114
4.30%, 10/01/48 (Call 04/01/48)(a)	597	511,326
5.45%, 10/15/32 (Call 07/15/32)	200	205,081
5.50%, 06/15/41 (Call 12/15/40)(a)	324	325,665
5.75%, 10/15/52 (Call 04/15/52)	630	662,273
5.90%, 11/15/33 (Call 08/15/33)	740	778,157
6.20%, 11/15/53 (Call 05/15/53)	445	492,181

Security	Par (000)	Value

Gas (continued)
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(a)(b)	$787	$690,190
3.15%, 08/01/27 (Call 05/01/27)(b)	744	690,728
3.76%, 03/16/32 (Call 12/16/31)(b)	1,085	948,605
4.49%, 02/15/42(b)	730	595,632
6.12%, 07/20/53 (Call 01/20/53)(a)(b)	760	764,952
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(b)	990	946,518
3.87%, 03/04/29 (Call 12/04/28)(a)(b)	805	740,833
4.27%, 03/15/48 (Call 09/15/47)(b)	881	668,217
4.49%, 03/04/49 (Call 09/04/48)(b)	417	321,775
4.50%, 03/10/46 (Call 09/10/45)(b)	475	369,542
4.63%, 08/05/27 (Call 07/05/27)(a)(b)	590	570,617
4.87%, 08/05/32 (Call 05/05/32)(b)	520	477,397
6.39%, 09/15/33 (Call 06/15/33)(a)(b)	480	489,815
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)(a)	993	806,699
4.00%, 04/01/28 (Call 01/01/28)	409	392,758
4.10%, 09/01/47 (Call 03/01/47)	390	310,599
4.40%, 07/01/32 (Call 04/01/32)(a)	775	733,437
5.25%, 03/01/28 (Call 02/01/28)	1,159	1,166,804
5.40%, 03/01/33 (Call 12/01/32)	770	776,609
5.85%, 01/15/41 (Call 07/15/40)	237	242,167
6.63%, 11/01/37(a)	226	244,940
Centrica PLC, 5.38%, 10/16/43 (Call 04/16/43)(a)(b)	770	674,489
East Ohio Gas Co. (The)
1.30%, 06/15/25 (Call 05/15/25)(b)	808	766,162
2.00%, 06/15/30 (Call 03/15/30)(b)	1,157	948,528
3.00%, 06/15/50 (Call 12/15/49)(b)	1,127	703,117
ENN Energy Holdings Ltd., 4.63%, 05/17/27 (Call 04/17/27)(b)	20	19,522
Grupo Energia Bogota SA ESP
4.88%, 05/15/30 (Call 02/15/30)(a)(b)	535	507,241
7.85%, 11/09/33 (Call 07/09/33)(b)	390	426,547
KeySpan Gas East Corp.
2.74%, 08/15/26 (Call 05/15/26)(b)	880	821,396
3.59%, 01/18/52 (Call 07/18/51)(a)(b)	435	291,350
5.82%, 04/01/41(b)	925	876,015
5.99%, 03/06/33 (Call 12/06/32)(b)	315	313,905
Korea Gas Corp.
2.88%, 07/16/29(b)	755	679,255
6.25%, 01/20/42(b)	460	517,793
Nakilat Inc., 6.07%, 12/31/33(a)(b)	406	416,830
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	935	781,196
3.95%, 09/15/27 (Call 06/15/27)	615	582,960
4.75%, 09/01/28 (Call 06/01/28)	545	526,382
5.20%, 07/15/25 (Call 04/15/25)	695	689,417
5.50%, 01/15/26 (Call 12/15/25)	898	894,783
5.50%, 10/01/26	595	594,086
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	1,221	1,145,471
1.70%, 02/15/31 (Call 11/15/30)	992	787,898
2.95%, 09/01/29 (Call 06/01/29)	908	815,974
3.49%, 05/15/27 (Call 02/15/27)	1,090	1,035,893
3.60%, 05/01/30 (Call 02/01/30)	1,063	972,737
3.95%, 03/30/48 (Call 09/30/47)	794	610,468
4.38%, 05/15/47 (Call 11/15/46)	1,520	1,260,556
4.80%, 02/15/44 (Call 08/15/43)	926	822,198
5.00%, 06/15/52 (Call 12/15/51)(a)	775	702,872

82	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
5.25%, 03/30/28 (Call 02/29/28)	$990	$994,360
5.25%, 02/15/43 (Call 08/15/42)	811	766,886
5.40%, 06/30/33 (Call 03/30/33)(a)	375	374,999
5.65%, 02/01/45 (Call 08/01/44)	790	773,709
5.80%, 02/01/42 (Call 08/01/41)	360	340,109
5.95%, 06/15/41 (Call 12/15/40)	334	337,766
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	433	360,679
4.25%, 09/01/32 (Call 06/01/32)(a)	355	335,629
4.50%, 11/01/48 (Call 05/01/48)(a)	606	520,990
4.66%, 02/01/44 (Call 08/01/43)(a)	832	744,297
5.10%, 04/01/29 (Call 03/01/29)	440	441,449
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	475	397,253
3.35%, 06/01/50 (Call 12/01/49)	627	417,408
3.50%, 06/01/29 (Call 03/01/29)(a)	1,094	1,007,471
3.64%, 11/01/46 (Call 05/01/46)(a)	515	362,966
4.10%, 09/18/34 (Call 03/18/34)	300	264,370
4.65%, 08/01/43 (Call 02/01/43)(a)	449	386,673
5.05%, 05/15/52 (Call 11/15/51)	520	467,785
5.40%, 06/15/33 (Call 03/15/33)	450	450,950
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(b)	310	270,265
Sempra Global, 3.25%, 01/15/32 (Call 10/15/31)(a)(b)	647	524,482
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	1,010	949,782
3.20%, 06/15/25 (Call 03/15/25)	844	823,173
3.75%, 09/15/42 (Call 03/15/42)	854	672,970
4.45%, 03/15/44 (Call 09/15/43)(a)	402	336,456
5.13%, 11/15/40(a)	525	498,575
5.20%, 06/01/33 (Call 03/01/33)	895	888,095
5.75%, 06/01/53 (Call 12/01/52)(a)	460	465,068
6.35%, 11/15/52 (Call 05/15/52)	655	720,415
Series KK, 5.75%, 11/15/35(a)	125	124,679
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	832	788,231
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	187	151,979
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	575	471,456
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	419	322,075
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	1,015	881,287
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	466	445,453
3.88%, 11/15/25 (Call 08/15/25)	972	945,518
3.95%, 10/01/46 (Call 04/01/46)	882	668,665
4.40%, 06/01/43 (Call 12/01/42)	780	645,985
4.40%, 05/30/47 (Call 11/30/46)	940	762,714
5.15%, 09/15/32 (Call 03/15/32)	625	620,477
5.75%, 09/15/33 (Call 03/15/33)	610	625,002
5.88%, 03/15/41 (Call 09/15/40)(a)	565	564,026
6.00%, 10/01/34	160	160,127
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)(a)	634	507,793
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	670	433,984
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	594	496,054
3.18%, 08/15/51 (Call 02/15/51)	440	279,292
3.70%, 04/01/28 (Call 01/01/28)	348	328,436
3.80%, 09/29/46 (Call 03/29/46)(a)	145	105,939
4.05%, 03/15/32 (Call 12/15/31)	735	672,161
4.15%, 06/01/49 (Call 12/01/48)	476	362,526
5.45%, 03/23/28 (Call 02/23/28)	315	317,954

Security	Par (000)	Value

Gas (continued)
5.80%, 12/01/27 (Call 11/01/27)(a)	$555	$565,292
Spire Inc.
4.70%, 08/15/44 (Call 02/15/44)(a)	255	216,177
5.30%, 03/01/26(a)	195	194,581
Spire Missouri Inc.
3.30%, 06/01/51 (Call 12/01/50)(a)	490	333,399
4.80%, 02/15/33 (Call 11/15/32)(a)	315	306,353
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)(a)	775	565,624
Series K, 3.80%, 09/15/46 (Call 03/15/46)(a)	731	539,912

		74,864,019

Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	399	333,989
4.63%, 06/15/28 (Call 03/15/28)(a)	455	442,012
Regal Rexnord Corp.
6.05%, 02/15/26(b)	685	687,836
6.05%, 04/15/28 (Call 03/15/28)(b)	1,430	1,438,980
6.30%, 02/15/30 (Call 12/15/29)(b)	875	890,943
6.40%, 04/15/33 (Call 01/15/33)(a)(b)	1,720	1,765,829
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	786	551,836
3.25%, 03/01/27 (Call 12/01/26)(a)	495	473,209
4.10%, 03/01/48 (Call 09/01/47)	523	436,371
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)(a)	1,321	1,109,440
2.75%, 11/15/50 (Call 05/15/50)	1,035	600,990
3.00%, 05/15/32 (Call 02/15/32)(a)	80	67,595
3.40%, 03/01/26 (Call 01/01/26)	1,230	1,186,301
4.00%, 03/15/60 (Call 03/15/25),
(5-year CMT + 2.657%)(d)	826	736,542
4.25%, 11/15/28 (Call 08/15/28)(a)	832	803,385
4.85%, 11/15/48 (Call 05/15/48)	570	493,500
5.20%, 09/01/40	752	700,852
6.00%, 03/06/28 (Call 02/06/28)(a)	715	738,495
6.27%, 03/06/26 (Call 03/11/24)	35	35,000

		13,493,105

Health Care - Products — 1.1%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	1,242	1,089,635
1.40%, 06/30/30 (Call 03/30/30)(a)	1,156	953,595
2.95%, 03/15/25 (Call 12/15/24)	1,284	1,256,060
3.75%, 11/30/26 (Call 08/30/26)	2,560	2,492,443
3.88%, 09/15/25 (Call 06/15/25)	437	430,211
4.75%, 11/30/36 (Call 05/30/36)	1,868	1,831,335
4.75%, 04/15/43 (Call 10/15/42)	493	472,907
4.90%, 11/30/46 (Call 05/30/46)	3,443	3,318,890
5.30%, 05/27/40	1,261	1,288,866
6.00%, 04/01/39	1,091	1,211,639
6.15%, 11/30/37(a)	1,065	1,179,450
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	908	761,098
2.30%, 03/12/31 (Call 12/12/30)	1,447	1,208,229
2.75%, 09/15/29 (Call 06/15/29)	794	710,999
3.05%, 09/22/26 (Call 06/22/26)	512	486,986
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)	1,380	1,184,723
2.75%, 09/23/26 (Call 07/23/26)(b)	633	594,197
3.00%, 09/23/29 (Call 06/23/29)(b)	1,203	1,079,086
3.80%, 09/23/49 (Call 03/23/49)(a)(b)	505	391,147

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
5.38%, 12/06/32 (Call 09/06/32)(b)	$1,188	$1,189,508
5.75%, 12/06/52 (Call 06/06/52)(b)	1,060	1,091,825
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	1,506	1,189,424
1.92%, 02/01/27 (Call 01/01/27)	2,381	2,165,830
2.27%, 12/01/28 (Call 10/01/28)(a)	1,875	1,643,350
2.54%, 02/01/32 (Call 11/01/31)(a)	985	807,600
2.60%, 08/15/26 (Call 05/15/26)	814	763,628
3.13%, 12/01/51 (Call 06/01/51)(a)	1,285	838,765
3.50%, 08/15/46 (Call 02/15/46)	662	468,900
3.95%, 04/01/30 (Call 01/01/30)	711	658,425
4.50%, 06/15/43 (Call 12/15/42)	485	392,648
6.25%, 12/01/37(a)	241	243,684
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	912	874,468
2.65%, 06/01/30 (Call 03/01/30)	1,947	1,701,928
3.75%, 03/01/26 (Call 01/01/26)(a)	355	345,155
4.00%, 03/01/28 (Call 12/01/27)	480	464,802
4.00%, 03/01/29 (Call 12/01/28)(a)	250	238,805
4.55%, 03/01/39 (Call 09/01/38)	555	514,793
4.70%, 03/01/49 (Call 09/01/48)(a)	595	545,997
6.50%, 11/15/35	860	950,306
7.38%, 01/15/40	395	462,937
Covidien International Finance SA, 6.55%,
10/15/37	248	275,224
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)(a)	1,400	886,888
2.80%, 12/10/51 (Call 06/10/51)(a)	1,675	1,088,896
3.35%, 09/15/25 (Call 06/15/25)	857	835,786
4.38%, 09/15/45 (Call 03/15/45)(a)	692	610,813
Dentsply Sirona Inc., 3.25%, 06/01/30 (Call 03/01/30)	1,044	908,654
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)(a)	1,155	1,026,846
3.25%, 11/15/39 (Call 05/15/39)	479	381,129
3.40%, 11/15/49 (Call 05/15/49)	1,189	889,645
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)(a)	1,134	1,101,358
GE HealthCare Technologies Inc.
5.60%, 11/15/25 (Call 10/15/25)	2,125	2,132,050
5.65%, 11/15/27 (Call 10/15/27)	2,484	2,523,065
5.86%, 03/15/30 (Call 01/15/30)	1,265	1,307,628
5.91%, 11/22/32 (Call 08/22/32)	785	815,821
6.38%, 11/22/52 (Call 05/22/52)	1,570	1,743,550
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)	1,396	1,311,706
3.63%, 03/15/32 (Call 12/15/31)	2,549	2,226,694
4.38%, 03/15/42 (Call 09/15/41)	880	730,797
Koninklijke Philips NV
5.00%, 03/15/42(a)	731	661,770
6.88%, 03/11/38	1,260	1,353,613
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)	1,150	1,124,847
4.50%, 03/30/33 (Call 12/30/32)(a)	1,265	1,217,638
Medtronic Inc.
4.38%, 03/15/35	2,445	2,305,144
4.63%, 03/15/45	2,624	2,435,483
Olympus Corp., 2.14%, 12/08/26
(Call 11/08/26)(b)	1,025	938,488
Revvity Inc.
1.90%, 09/15/28 (Call 07/15/28)(a)	930	802,795

Security	Par (000)	Value

Health Care - Products (continued)
2.25%, 09/15/31 (Call 06/15/31)	$460	$374,046
2.55%, 03/15/31 (Call 12/15/30)	855	716,105
3.30%, 09/15/29 (Call 06/15/29)	1,275	1,147,819
3.63%, 03/15/51 (Call 09/15/50)(a)	510	354,094
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)(a)	1,557	1,274,970
Solventum Corp.
5.40%, 03/01/29 (Call 02/01/29)(b)	1,190	1,188,153
5.45%, 02/25/27 (Call 01/25/27)(b)	710	711,339
5.45%, 03/13/31 (Call 01/13/31)(b)	1,475	1,462,302
5.60%, 03/23/34 (Call 12/23/33)(a)(b)	1,475	1,465,700
5.90%, 04/30/54 (Call 10/30/53)(a)(b)	1,475	1,443,570
6.00%, 05/15/64 (Call 11/15/63)(b)	1,475	1,432,535
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)(a)	1,147	973,778
3.75%, 03/15/51 (Call 09/15/50)	939	694,613
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	662	628,025
1.95%, 06/15/30 (Call 03/15/30)	1,543	1,291,132
2.90%, 06/15/50 (Call 12/15/49)(a)	690	472,413
3.38%, 11/01/25 (Call 08/01/25)	958	930,134
3.50%, 03/15/26 (Call 12/15/25)	1,689	1,637,298
3.65%, 03/07/28 (Call 12/07/27)	889	847,819
4.10%, 04/01/43 (Call 10/01/42)	986	833,964
4.38%, 05/15/44 (Call 11/15/43)(a)	588	518,633
4.63%, 03/15/46 (Call 09/15/45)	1,138	1,035,603
4.85%, 12/08/28 (Call 11/08/28)(a)	865	862,286
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)(a)	1,147	1,007,409
2.00%, 10/15/31 (Call 07/15/31)(a)	2,054	1,678,144
2.60%, 10/01/29 (Call 07/01/29)	1,403	1,251,311
2.80%, 10/15/41 (Call 04/15/41)(a)	1,730	1,245,221
4.10%, 08/15/47 (Call 02/15/47)	1,118	937,134
4.80%, 11/21/27 (Call 10/21/27)(a)	985	985,685
4.95%, 08/10/26 (Call 07/10/26)	490	490,411
4.95%, 11/21/32 (Call 08/21/32)	725	722,191
4.98%, 08/10/30 (Call 06/10/30)	780	780,552
5.00%, 12/05/26 (Call 11/05/26)	785	786,946
5.00%, 01/31/29 (Call 12/31/28)	1,290	1,297,630
5.09%, 08/10/33 (Call 05/10/33)(a)	840	844,906
5.20%, 01/31/34 (Call 10/31/33)(a)	600	606,775
5.30%, 02/01/44 (Call 08/01/43)	519	517,201
5.40%, 08/10/43 (Call 04/10/43)(a)	885	894,537
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	1,205	1,010,443
3.05%, 01/15/26 (Call 12/15/25)	943	905,992
3.55%, 04/01/25 (Call 01/01/25)	1,021	999,041
3.55%, 03/20/30 (Call 12/20/29)(a)	710	642,996
4.25%, 08/15/35 (Call 02/15/35)(a)	432	380,451
4.45%, 08/15/45 (Call 02/15/45)(a)	545	482,329
5.35%, 12/01/28 (Call 11/01/28)	660	667,370
5.75%, 11/30/39	517	513,923

		113,075,531

Health Care - Services — 2.8%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)(a)	50	32,536
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)(a)	742	661,794
3.63%, 03/01/49 (Call 09/01/48)	595	437,944
5.43%, 03/01/32 (Call 12/01/31)(a)	480	480,951

84	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	$232	$174,192
3.83%, 08/15/28 (Call 05/15/28)	170	162,845
4.27%, 08/15/48 (Call 02/15/48)	377	324,265
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	65	53,986
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	625	424,936
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	1,395	1,042,991
4.13%, 11/15/42 (Call 05/15/42)	371	296,587
4.50%, 05/15/42 (Call 11/15/41)	697	591,620
4.75%, 03/15/44 (Call 09/15/43)	595	513,137
6.63%, 06/15/36	1,300	1,415,069
6.75%, 12/15/37	980	1,069,123
AHS Hospital Corp.
5.02%, 07/01/45(a)	760	725,298
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)(a)	810	529,791
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	155	101,512
4.81%, 11/15/45 (Call 05/15/45)	360	330,490
Series 2019, 3.89%, 04/15/49 (Call 10/15/48)	888	724,726
Ascension Health
3.95%, 11/15/46	900	757,519
4.85%, 11/15/53	522	499,243
Series B, 2.53%, 11/15/29 (Call 08/15/29)	867	772,091
Series B, 3.11%, 11/15/39 (Call 05/15/39)(a)	1,210	943,538
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	470	382,839
2.34%, 01/01/30 (Call 10/01/29)	800	690,416
2.91%, 01/01/42 (Call 07/01/41)	475	347,011
2.91%, 01/01/51 (Call 07/01/50)(a)	535	345,240
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)(a)	564	400,021
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41	605	526,998
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71 (Call 05/15/71)(a)	105	62,155
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)(a)	494	366,473
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)(a)	350	286,571
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	450	372,709
4.19%, 11/15/45 (Call 05/15/45)	1,087	949,631
Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	414	335,162
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	650	430,724
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51 (Call 01/01/51)	525	332,684
Blue Cross and Blue Shield of Minnesota, 3.79%, 05/01/25 (Call 02/01/25)(b)	1,040	1,008,182
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	840	766,388
Series 2018, 4.30%, 07/01/28 (Call 01/01/28)(a)	285	278,393

Security	Par (000)	Value

Health Care - Services (continued)
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	$650	$530,071
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	790	557,683
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	620	425,130
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)(a)	420	350,439
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	2,745	2,419,262
2.50%, 03/01/31 (Call 12/01/30)	2,815	2,306,401
2.63%, 08/01/31 (Call 05/01/31)(a)	1,930	1,579,261
3.00%, 10/15/30 (Call 07/15/30)	3,130	2,674,178
3.38%, 02/15/30 (Call 02/15/25)(a)	2,600	2,293,583
4.25%, 12/15/27 (Call 03/18/24)	2,255	2,145,062
4.63%, 12/15/29 (Call 12/15/24)(a)	4,090	3,871,390
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)(a)	1,040	646,180
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)(a)	215	181,733
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	165	101,574
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44(a)	669	590,168
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	610	398,093
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	515	329,856
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	875	853,742
City of Hope
Series 2013, 5.62%, 11/15/43	315	307,286
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)(a)	650	544,957
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	405	368,310
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	472	443,353
2.78%, 10/01/30 (Call 04/01/30)	53	45,383
3.35%, 10/01/29 (Call 04/01/29)	788	716,520
3.82%, 10/01/49 (Call 04/01/49)	482	366,230
3.91%, 10/01/50 (Call 04/01/50)	620	476,363
4.19%, 10/01/49 (Call 04/01/49)	1,058	858,409
4.35%, 11/01/42	640	546,054
6.46%, 11/01/52 (Call 05/01/52)(a)	300	338,367
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)(a)	537	359,926
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	594	449,057
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	834	591,190
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	627	474,679
Dignity Health
4.50%, 11/01/42	100	86,122
5.27%, 11/01/64(a)	340	315,716
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	1,082	895,701
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	1,271	1,180,740
2.25%, 05/15/30 (Call 02/15/30)	1,846	1,567,290

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
2.55%, 03/15/31 (Call 12/15/30)	$1,326	$1,124,112
2.88%, 09/15/29 (Call 06/15/29)	1,357	1,218,557
3.13%, 05/15/50 (Call 11/15/49)	1,494	1,024,183
3.60%, 03/15/51 (Call 09/15/50)	1,195	892,174
3.65%, 12/01/27 (Call 09/01/27)	1,980	1,892,826
3.70%, 09/15/49 (Call 03/15/49)	1,238	938,136
4.10%, 03/01/28 (Call 12/01/27)	2,270	2,195,958
4.10%, 05/15/32 (Call 02/15/32)	827	761,949
4.38%, 12/01/47 (Call 06/01/47)	1,630	1,384,958
4.55%, 03/01/48 (Call 09/01/47)	1,190	1,041,108
4.55%, 05/15/52 (Call 11/15/51)	1,202	1,049,926
4.63%, 05/15/42	1,212	1,091,526
4.65%, 01/15/43(a)	1,495	1,352,686
4.65%, 08/15/44 (Call 02/15/44)	1,000	891,245
4.75%, 02/15/33 (Call 11/15/32)	1,335	1,290,344
4.85%, 08/15/54 (Call 02/15/54)	315	268,881
4.90%, 02/08/26 (Call 03/11/24)(a)	845	839,096
5.10%, 01/15/44	1,016	958,768
5.13%, 02/15/53 (Call 08/15/52)(a)	1,540	1,455,032
5.35%, 10/15/25 (Call 09/15/25)	670	669,275
5.50%, 10/15/32 (Call 07/15/32)	820	835,126
5.85%, 01/15/36(a)	370	384,762
5.95%, 12/15/34	515	539,373
6.10%, 10/15/52 (Call 04/15/52)	1,145	1,229,754
6.38%, 06/15/37	680	736,091
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)(a)	187	145,946
Fred Hutchinson Cancer Center, 4.97%, 01/01/52 (Call 07/01/51)	265	251,296
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26 (Call 11/01/26)(b)	1,332	1,201,154
2.38%, 02/16/31 (Call 11/16/30)(a)(b)	981	762,105
3.00%, 12/01/31 (Call 09/01/31)(a)(b)	680	540,361
3.75%, 06/15/29 (Call 03/15/29)(b)	859	763,217
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	665	577,360
4.50%, 07/01/57 (Call 01/01/57)	407	343,314
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)(a)	725	505,066
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	750	498,967
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	205	143,211
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	1,315	1,070,173
3.38%, 03/15/29 (Call 01/15/29)(a)	605	551,776
3.50%, 09/01/30 (Call 03/01/30)	2,805	2,506,252
3.50%, 07/15/51 (Call 01/15/51)	2,160	1,459,504
4.13%, 06/15/29 (Call 03/15/29)	2,286	2,152,405
4.50%, 02/15/27 (Call 08/15/26)	1,736	1,699,035
4.63%, 03/15/52 (Call 09/15/51)	2,685	2,198,378
5.13%, 06/15/39 (Call 12/15/38)	1,381	1,283,340
5.20%, 06/01/28 (Call 05/01/28)(a)	560	557,915
5.25%, 04/15/25	1,698	1,690,036
5.25%, 06/15/26 (Call 12/15/25)	1,870	1,858,616
5.25%, 06/15/49 (Call 12/15/48)	2,293	2,064,733
5.38%, 09/01/26 (Call 03/01/26)(a)	1,482	1,477,727
5.45%, 04/01/31 (Call 02/01/31)(a)	255	253,794
5.50%, 06/01/33 (Call 03/01/33)(a)	1,360	1,351,941
5.50%, 06/15/47 (Call 12/15/46)	1,916	1,783,928
5.60%, 04/01/34 (Call 01/01/34)	820	816,394

Security	Par (000)	Value

Health Care - Services (continued)
5.63%, 09/01/28 (Call 03/01/28)	$2,258	$2,275,431
5.88%, 02/15/26 (Call 08/15/25)	2,157	2,165,940
5.88%, 02/01/29 (Call 08/01/28)	1,720	1,750,638
5.90%, 06/01/53 (Call 12/01/52)	1,340	1,316,179
6.00%, 04/01/54 (Call 10/01/53)	670	664,961
6.10%, 04/01/64 (Call 10/01/63)	1,100	1,086,174
7.50%, 11/06/33(a)	525	584,305
7.69%, 06/15/25	600	614,785
Health Care Service Corp. A Mutual Legal Reserve Co.
1.50%, 06/01/25 (Call 05/01/25)(b)	785	747,734
2.20%, 06/01/30 (Call 03/01/30)(b)	1,634	1,368,083
3.20%, 06/01/50 (Call 12/01/49)(a)(b)	631	427,837
Highmark Inc.
1.45%, 05/10/26 (Call 04/10/26)(b)	1,373	1,252,574
2.55%, 05/10/31 (Call 02/10/31)(b)	932	731,362
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)(a)	400	326,451
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	184	164,986
2.15%, 02/03/32 (Call 11/03/31)	1,702	1,349,218
3.13%, 08/15/29 (Call 05/15/29)(a)	215	194,616
3.70%, 03/23/29 (Call 02/23/29)(a)	1,032	965,148
3.95%, 03/15/27 (Call 12/15/26)	1,122	1,083,688
3.95%, 08/15/49 (Call 02/15/49)	658	514,254
4.50%, 04/01/25 (Call 03/01/25)	743	735,292
4.63%, 12/01/42 (Call 06/01/42)	871	764,767
4.80%, 03/15/47 (Call 09/15/46)	654	570,017
4.88%, 04/01/30 (Call 01/01/30)(a)	1,085	1,067,593
4.95%, 10/01/44 (Call 04/01/44)	954	860,430
5.50%, 03/15/53 (Call 09/15/52)(a)	855	828,194
5.70%, 03/13/26 (Call 03/13/24)	95	94,286
5.75%, 03/01/28 (Call 02/01/28)	905	922,736
5.75%, 12/01/28 (Call 11/01/28)	470	480,011
5.88%, 03/01/33 (Call 12/01/32)(a)	745	765,788
5.95%, 03/15/34 (Call 12/15/33)	605	625,484
8.15%, 06/15/38	570	679,378
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	891	738,698
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)(a)	325	213,438
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)(a)	465	396,285
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)(a)	685	516,886
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	530	412,022
IQVIA Inc.
5.70%, 05/15/28 (Call 04/15/28)	1,005	1,012,296
6.25%, 02/01/29 (Call 01/01/29)	180	185,197
Johns Hopkins Health System Corp. (The),
3.84%, 05/15/46(a)	765	624,426
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	1,135	1,079,087
4.15%, 05/01/47 (Call 11/01/46)	2,162	1,864,209
4.88%, 04/01/42	957	908,792
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)(a)	1,102	809,776
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	655	478,409

86	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	$2,015	$1,381,190
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	995	917,460
2.70%, 06/01/31 (Call 03/01/31)(a)	1,090	932,496
2.95%, 12/01/29 (Call 09/01/29)	1,030	918,000
3.60%, 09/01/27 (Call 06/01/27)	775	736,940
4.70%, 02/01/45 (Call 08/01/44)	1,542	1,376,295
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	15	12,024
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)(a)	545	387,161
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	920	626,164
Mayo Clinic
3.77%, 11/15/43	355	299,629
Series 2013, 4.00%, 11/15/47(a)	30	25,372
Series 2016, 4.13%, 11/15/52(a)	290	252,385
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)(a)	628	431,779
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)(a)	508	438,047
MedStar Health Inc., Series 20A, 3.63%, 08/15/49(a)	300	226,832
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	800	595,026
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52(a)	388	330,090
5.00%, 07/01/42	285	276,143
Series 2015, 4.20%, 07/01/55(a)	312	261,671
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)(a)	200	135,646
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)(a)	994	623,988
Montefiore Obligated Group
4.29%, 09/01/50	329	203,268
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)	486	355,826
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52(a)	345	270,032
Mount Sinai Hospital
Series 2017, 3.98%, 07/01/48(a)	495	404,685
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)(a)	800	588,913
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	630	420,829
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)	620	364,065
MyMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	610	444,147
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52 (Call 05/01/52)(a)	559	513,908
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	170	114,526
2.61%, 08/01/60 (Call 02/01/60)(a)	238	137,395
3.56%, 08/01/36	110	94,086
4.02%, 08/01/45(a)	610	517,329
4.06%, 08/01/56	149	121,099
4.76%, 08/01/2116(a)	255	219,504
Series 2019, 3.95%, (Call 02/01/2119)(a)	410	300,698

Security	Par (000)	Value

Health Care - Services (continued)
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	$372	$284,419
3.98%, 11/01/46 (Call 11/01/45)(a)	625	492,234
4.26%, 11/01/47 (Call 11/01/46)	1,201	977,384
6.15%, 11/01/43	610	637,956
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)(a)	240	156,379
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	1,135	858,510
3.17%, 11/01/51 (Call 05/01/51)	1,129	768,821
3.32%, 11/01/61 (Call 05/01/61)(a)	608	396,154
4.37%, 11/01/43	350	298,910
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)(a)	730	443,585
Ochsner Clinic Foundation, 5.90%, 05/15/45 (Call 11/15/44)(a)	495	476,383
OhioHealth Corp.
2.30%, 11/15/31 (Call 05/15/31)	700	576,818
2.83%, 11/15/41 (Call 05/15/41)(a)	860	628,621
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	153	109,665
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)(a)	385	282,092
4.09%, 10/01/48 (Call 04/01/48)(a)	507	421,717
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)(a)	640	559,040
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	586	544,706
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	785	517,511
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	735	593,079
2.86%, 01/01/52 (Call 07/01/51)	710	454,998
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	555	391,637
Premier Health Partners, Series G, 2.91%, 11/15/26 (Call 05/15/26)	462	421,121
Presbyterian Healthcare Services, 4.88%, 08/01/52 (Call 02/01/52)	575	551,913
Providence St Joseph Health Obligated Group 5.40%, 10/01/33 (Call 04/01/33)	280	279,003
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)(a)	1,060	922,097
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)(a)	1,023	616,596
Series A, 3.93%, 10/01/48 (Call 04/01/48)	717	551,561
Series H, 2.75%, 10/01/26 (Call 07/01/26)	706	660,992
Series I, 3.74%, 10/01/47(a)	603	453,606
Queen’s Health Systems (The), 4.81%, 07/01/52 (Call 01/01/52)(a)	150	139,726
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)(a)	667	570,314
2.95%, 06/30/30 (Call 03/30/30)	1,293	1,139,895
3.45%, 06/01/26 (Call 03/01/26)	910	875,626
3.50%, 03/30/25 (Call 12/30/24)(a)	596	585,146
4.20%, 06/30/29 (Call 03/30/29)	885	850,720
4.70%, 03/30/45 (Call 09/30/44)(a)	536	469,996
6.40%, 11/30/33 (Call 08/30/33)(a)	365	389,903

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Rady Children’s Hospital-San Diego, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)(a)	$105	$71,214
Roche Holdings Inc.
0.99%, 03/05/26 (Call 02/05/26)(b)	1,110	1,026,736
1.93%, 12/13/28 (Call 10/13/28)(b)	2,900	2,540,754
2.08%, 12/13/31 (Call 09/13/31)(b)	3,037	2,485,977
2.13%, 03/10/25 (Call 02/10/25)(a)(b)	585	566,934
2.31%, 03/10/27 (Call 02/10/27)(b)	1,100	1,025,179
2.38%, 01/28/27 (Call 10/28/26)(b)	1,280	1,198,809
2.61%, 12/13/51 (Call 06/13/51)(b)	2,720	1,715,003
2.63%, 05/15/26 (Call 02/15/26)(b)	1,200	1,142,816
3.00%, 11/10/25 (Call 08/10/25)(a)(b)	782	757,845
3.63%, 09/17/28 (Call 06/17/28)(a)(b)	1,240	1,181,175
4.00%, 11/28/44 (Call 05/28/44)(a)(b)	990	849,805
5.27%, 11/13/26 (Call 10/13/26)(a)(b)	1,665	1,680,103
5.34%, 11/13/28 (Call 10/13/28)(a)(b)	1,930	1,970,093
5.49%, 11/13/30 (Call 09/13/30)(b)	2,060	2,121,952
5.59%, 11/13/33 (Call 08/13/33)(a)(b)	1,975	2,064,451
7.00%, 03/01/39(b)	1,205	1,448,672
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)(a)	575	547,033
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	610	454,484
3.95%, 07/01/46 (Call 07/01/45)	725	580,265
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)(a)	857	552,625
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	140	94,561
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	60	37,559
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)	503	478,568
SSM Health Care Corp.
4.89%, 06/01/28 (Call 03/01/28)	545	549,156
Series A, 3.82%, 06/01/27 (Call 03/01/27)	938	902,684
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)(a)	605	409,913
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)(a)	961	773,575
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	290	262,008
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)(a)	310	229,507
Sutter Health
5.16%, 08/15/33 (Call 02/15/33)	25	25,171
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	302	288,418
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)(a)	420	348,603
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)(a)	65	61,195
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	335	285,975
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	333	255,942
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	360	264,106
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)(a)	375	225,541
4.33%, 11/15/55(a)	380	332,612
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)(a)	394	393,558
Trinity Health Corp.
4.13%, 12/01/45(a)	865	732,001

Security	Par (000)	Value

Health Care - Services (continued)
Series 2019, 3.43%, 12/01/48	$485	$369,006
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)(a)	580	408,424
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)	320	302,613
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	680	658,488
1.15%, 05/15/26 (Call 04/15/26)(a)	1,175	1,082,119
1.25%, 01/15/26	1,096	1,023,987
2.00%, 05/15/30	1,582	1,330,961
2.30%, 05/15/31 (Call 02/15/31)	1,625	1,362,419
2.75%, 05/15/40 (Call 11/15/39)	1,600	1,152,761
2.88%, 08/15/29(a)	1,195	1,084,135
2.90%, 05/15/50 (Call 11/15/49)	1,710	1,135,981
2.95%, 10/15/27	1,066	1,001,174
3.05%, 05/15/41 (Call 11/15/40)	1,905	1,415,375
3.10%, 03/15/26	1,035	999,773
3.13%, 05/15/60 (Call 11/15/59)	1,085	709,923
3.25%, 05/15/51 (Call 11/15/50)(a)	2,560	1,795,302
3.38%, 04/15/27	1,035	994,936
3.45%, 01/15/27	1,127	1,087,562
3.50%, 08/15/39 (Call 02/15/39)	1,836	1,482,901
3.70%, 12/15/25	12	11,740
3.70%, 08/15/49 (Call 02/15/49)	1,531	1,175,042
3.75%, 07/15/25	1,626	1,595,510
3.75%, 10/15/47 (Call 04/15/47)	1,609	1,254,494
3.85%, 06/15/28	1,630	1,569,690
3.88%, 12/15/28	1,406	1,349,351
3.88%, 08/15/59 (Call 02/15/59)	1,252	963,346
3.95%, 10/15/42 (Call 04/15/42)(a)	728	611,811
4.00%, 05/15/29 (Call 03/15/29)	1,592	1,531,351
4.20%, 05/15/32 (Call 02/15/32)	2,295	2,162,730
4.20%, 01/15/47 (Call 07/15/46)	735	622,433
4.25%, 01/15/29 (Call 12/15/28)	1,865	1,817,043
4.25%, 03/15/43 (Call 09/15/42)	1,133	991,039
4.25%, 04/15/47 (Call 10/15/46)	911	774,602
4.25%, 06/15/48 (Call 12/15/47)	1,787	1,504,075
4.38%, 03/15/42 (Call 09/15/41)	996	886,349
4.45%, 12/15/48 (Call 06/15/48)	1,423	1,250,877
4.50%, 04/15/33 (Call 01/15/33)	1,990	1,909,697
4.63%, 07/15/35	615	593,640
4.63%, 11/15/41 (Call 05/15/41)	1,146	1,045,647
4.75%, 07/15/45	2,555	2,351,047
4.75%, 05/15/52 (Call 11/15/51)	2,535	2,305,963
4.95%, 05/15/62 (Call 11/15/61)	1,315	1,215,574
5.05%, 04/15/53 (Call 10/15/52)	2,535	2,411,785
5.15%, 10/15/25	725	726,581
5.20%, 04/15/63 (Call 10/15/62)	2,195	2,093,190
5.25%, 02/15/28 (Call 01/15/28)	1,385	1,408,213
5.30%, 02/15/30 (Call 12/15/29)(a)	1,500	1,528,813
5.35%, 02/15/33 (Call 11/15/32)(a)	2,415	2,464,018
5.70%, 10/15/40 (Call 04/15/40)	700	725,481
5.80%, 03/15/36	1,304	1,380,411
5.88%, 02/15/53 (Call 08/15/52)	2,565	2,744,090
5.95%, 02/15/41 (Call 08/15/40)	605	636,588
6.05%, 02/15/63 (Call 08/15/62)	1,905	2,063,060
6.50%, 06/15/37	778	867,746
6.63%, 11/15/37	954	1,078,821
6.88%, 02/15/38	1,083	1,258,078
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)	1,116	1,014,648

88	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
2.65%, 10/15/30 (Call 07/15/30)	$1,240	$1,035,246
2.65%, 01/15/32 (Call 10/15/31)(a)	907	737,333
UPMC
5.04%, 05/15/33 (Call 02/15/33)	30	29,619
5.38%, 05/15/43 (Call 11/15/42)(a)	160	161,786
Series D-1, 3.60%, 04/03/25(a)	700	687,212
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	135	95,066
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)(a)	201	126,517
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	742	671,363
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)(a)	323	211,987
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)(a)	190	109,406

		292,618,900

Holding Companies - Diversified — 0.5%
Alfa SAB de CV, 6.88%, 03/25/44 (Call 09/25/43)(b)	345	341,464
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	1,675	1,521,569
2.88%, 06/15/27 (Call 05/15/27)	610	554,145
2.88%, 06/15/28 (Call 04/15/28)	1,703	1,491,484
3.20%, 11/15/31 (Call 08/15/31)	955	777,327
3.25%, 07/15/25 (Call 06/15/25)	1,447	1,389,866
3.88%, 01/15/26 (Call 12/15/25)(a)	1,561	1,497,601
4.25%, 03/01/25 (Call 01/01/25)	809	793,402
5.88%, 03/01/29 (Call 02/01/29)	680	664,571
7.00%, 01/15/27	235	239,682
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)(a)	684	622,836
2.95%, 03/10/26 (Call 02/10/26)(a)	689	644,819
Barings BDC Inc.
3.30%, 11/23/26 (Call 10/13/26)	405	369,808
7.00%, 02/15/29 (Call 01/15/29)	65	64,469
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)	1,570	1,418,248
3.25%, 03/15/27 (Call 02/15/27)	1,551	1,418,489
4.00%, 01/15/29 (Call 11/15/28)(a)	832	756,765
4.70%, 03/24/25(a)	700	689,135
6.25%, 01/25/31 (Call 11/25/30)(b)	325	322,163
7.05%, 09/29/25(a)	1,095	1,109,382
7.30%, 11/27/28 (Call 10/27/28)(a)(b)	435	448,949
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(a)	693	621,948
2.75%, 09/16/26 (Call 08/19/26)(a)	1,165	1,069,016
2.85%, 09/30/28 (Call 07/30/28)(a)	770	670,103
3.63%, 01/15/26 (Call 12/15/25)	1,140	1,086,142
Blue Owl Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)(a)	1,037	940,037
2.88%, 06/11/28 (Call 04/11/28)	800	698,996
3.40%, 07/15/26 (Call 06/15/26)	1,448	1,348,583
3.75%, 07/22/25 (Call 06/22/25)	606	583,840
4.00%, 03/30/25 (Call 02/28/25)(a)	481	469,620
4.25%, 01/15/26 (Call 12/15/25)	757	729,654
5.95%, 03/15/29 (Call 02/15/29)(a)	165	161,209
Blue Owl Capital Corp. II, 8.45%, 11/15/26 (Call 10/15/26)(a)(b)	25	25,649

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Blue Owl Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)(a)	$605	$547,761
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (Call 08/23/26)(a)	790	719,246
4.70%, 02/08/27 (Call 01/08/27)	940	885,123
5.50%, 03/21/25	704	696,699
6.65%, 03/15/31 (Call 01/15/31)(b)	380	367,811
7.75%, 09/16/27 (Call 08/16/27)	585	598,415
7.75%, 01/15/29 (Call 12/15/28)(b)	30	30,636
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)	382	336,096
3.75%, 06/17/26 (Call 05/17/26)(a)(b)	556	511,395
4.75%, 12/15/25 (Call 11/15/25)(a)(b)	905	862,439
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(b)	1,178	1,110,231
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)(b)	550	526,071
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29 (Call 06/06/29)(a)(b)	1,728	1,535,428
3.38%, 09/06/49 (Call 03/06/49)(a)(b)	1,480	1,090,380
CK Hutchison International 19 Ltd., 3.63%, 04/11/29 (Call 01/11/29)(b)	414	387,648
CK Hutchison International 21 Ltd., 1.50%, 04/15/26 (Call 03/15/26)(b)	864	797,829
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	455	411,682
3.13%, 10/12/28 (Call 08/12/28)	975	842,182
3.25%, 07/15/27 (Call 06/15/27)(a)	637	578,231
3.40%, 01/15/26 (Call 12/15/25)(a)	1,304	1,232,841
7.88%, 01/15/29 (Call 12/15/28)	40	41,346
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	486	463,154
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)(a)	710	626,052
2.50%, 08/24/26 (Call 07/24/26)	671	612,341
7.05%, 12/05/28 (Call 11/05/28)	80	81,507
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(b)	405	469,496
JAB Holdings BV
2.20%, 11/23/30 (Call 08/23/30)(b)	392	310,176
3.75%, 05/28/51 (Call 11/28/50)(b)	815	530,166
4.50%, 04/08/52 (Call 10/08/51)(a)(b)	630	465,527
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	995	920,472
6.95%, 03/01/29 (Call 02/01/29)	265	265,984
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	510	487,614
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	480	427,352
7.10%, 02/15/29 (Call 01/15/29)(a)	520	526,231
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)(a)	705	635,245
3.44%, 10/15/28 (Call 08/15/28)	469	398,193
3.71%, 01/22/26 (Call 12/22/25)	578	543,807
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(a)(b)	790	546,293
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)(a)	200	183,436
6.13%, 03/01/29 (Call 02/01/29)(a)	25	24,610

		48,168,117

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	$1,067	$965,371
1.40%, 10/15/27 (Call 08/15/27)(a)	932	821,604
2.60%, 10/15/25 (Call 09/15/25)	713	682,217
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)(a)	629	622,717
4.75%, 11/29/27 (Call 05/29/27)(a)	992	976,165
5.00%, 06/15/27 (Call 12/15/26)(a)	769	762,633
5.25%, 06/01/26 (Call 12/01/25)	815	813,595
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	870	734,986
3.85%, 01/15/30 (Call 07/15/29)	505	465,545
3.97%, 08/06/61 (Call 02/06/61)	347	264,347
6.00%, 01/15/43 (Call 10/15/42)	1,050	1,047,499
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)(b)	170	154,700
5.13%, 06/06/27 (Call 12/06/26)(a)	100	98,490
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	1,163	1,024,316
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)(a)	962	957,716
5.50%, 03/01/26 (Call 12/01/25)	734	735,458
6.00%, 02/15/35	614	630,535
6.38%, 05/15/33	735	775,073
7.88%, 06/15/32(a)	433	500,565
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(a)	680	625,160
4.35%, 02/15/28 (Call 11/15/27)	620	595,907
4.88%, 11/15/25 (Call 08/15/25)	515	508,627
4.88%, 03/15/27 (Call 12/15/26)(a)	925	909,590

		15,672,816

Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	642	631,283
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	1,005	938,500
3.50%, 11/15/51 (Call 05/15/51)(a)	815	562,074
4.40%, 03/15/29 (Call 12/15/28)	1,028	973,707
Panasonic Holdings Corp., 3.11%, 07/19/29 (Call 04/19/29)(a)(b)	605	549,868
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	405	333,191
3.70%, 05/01/25	530	518,806
4.50%, 06/01/46 (Call 12/01/45)(a)	565	454,720
4.60%, 05/15/50 (Call 11/15/49)(a)	863	697,809
4.70%, 05/14/32 (Call 02/14/32)	360	339,813
4.75%, 02/26/29 (Call 11/26/28)(a)	1,124	1,097,494
5.15%, 03/01/43	391	345,106
5.50%, 03/01/33 (Call 12/01/32)(a)	495	490,801
5.75%, 03/01/34 (Call 12/01/33)(a)	375	372,194

		8,305,366

Household Products & Wares — 0.3%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	660	535,716
2.65%, 04/30/30 (Call 02/01/30)	612	531,002
4.88%, 12/06/28 (Call 09/06/28)	934	924,924
5.75%, 03/15/33 (Call 12/15/32)	580	601,928
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	315	259,922
3.15%, 08/01/27 (Call 05/01/27)	782	737,042
3.95%, 08/01/47 (Call 02/01/47)	505	401,232

Security	Par (000)	Value

Household Products & Wares (continued)
5.00%, 06/15/52 (Call 12/15/51)	$885	$836,477
5.60%, 11/15/32 (Call 08/15/32)(a)	925	959,568
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	980	809,300
3.10%, 10/01/27 (Call 07/01/27)(a)	988	926,825
3.90%, 05/15/28 (Call 02/15/28)(a)	660	635,661
4.40%, 05/01/29 (Call 03/01/29)(a)	505	492,322
4.60%, 05/01/32 (Call 02/01/32)(a)	880	853,798
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)(a)	998	878,170
2.00%, 11/02/31 (Call 08/02/31)(a)	940	774,233
2.65%, 03/01/25	483	471,208
2.75%, 02/15/26	675	648,276
2.88%, 02/07/50 (Call 08/07/49)(a)	544	371,817
3.05%, 08/15/25(a)	493	479,511
3.10%, 03/26/30 (Call 12/26/29)	1,504	1,369,688
3.20%, 04/25/29 (Call 01/25/29)	848	787,952
3.20%, 07/30/46 (Call 01/30/46)(a)	455	330,911
3.70%, 06/01/43	405	317,035
3.90%, 05/04/47 (Call 11/04/46)	629	507,949
3.95%, 11/01/28 (Call 08/01/28)(a)	854	827,080
4.50%, 02/16/33 (Call 11/16/32)	545	532,935
5.30%, 03/01/41	495	493,997
6.63%, 08/01/37(a)	1,086	1,248,951
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/31 (Call 04/01/31)(b)	520	438,004
3.25%, 03/12/25(a)(b)	390	379,762
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27 (Call 03/26/27)(a)(b)	3,482	3,273,474
SC Johnson & Son Inc.
4.00%, 05/15/43 (Call 02/15/43)(a)(b)	555	447,330
4.35%, 09/30/44 (Call 03/30/44)(a)(b)	645	530,056
4.75%, 10/15/46 (Call 04/16/46)(b)	1,050	939,459
4.80%, 09/01/40(b)	700	626,328

		26,179,843

Insurance — 4.4%
Accident Fund Insurance Co. of America, 8.50%, 08/01/32 (Call 05/01/32)(b)	10	9,887
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6-mo. LIBOR US + 3.540%)(d)	737	707,873
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	695	641,491
2.88%, 10/15/26 (Call 07/15/26)	852	804,822
3.60%, 04/01/30 (Call 01/01/30)(a)	1,528	1,416,362
4.00%, 10/15/46 (Call 04/15/46)(a)	395	314,923
4.75%, 01/15/49 (Call 07/15/48)(a)	677	612,122
6.45%, 08/15/40(a)	455	494,288
AIA Group Ltd.
3.20%, 03/11/25 (Call 12/11/24)(b)	490	479,547
3.20%, 09/16/40 (Call 03/16/40)(b)	2,497	1,863,375
3.38%, 04/07/30 (Call 01/07/30)(b)	1,500	1,370,990
3.60%, 04/09/29 (Call 01/09/29)(b)	1,985	1,862,692
3.90%, 04/06/28 (Call 01/06/28)(a)(b)	1,005	967,465
4.50%, 03/16/46 (Call 09/16/45)(b)	1,025	923,356
4.88%, 03/11/44(b)	100	94,775
4.95%, 04/04/33 (Call 01/04/33)(b)	550	548,798
5.63%, 10/25/27 (Call 09/25/27)(b)	1,380	1,409,339
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(a)(b)	1,136	1,235,536
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	670	472,716

90	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.63%, 05/15/30 (Call 02/15/30)	$920	$855,189
4.90%, 09/15/44 (Call 03/15/44)(a)	347	324,914
Allied World Assurance Co. Holdings Ltd.,
4.35%, 10/29/25 (Call 07/29/25)	834	808,880
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	930	858,073
1.45%, 12/15/30 (Call 09/15/30)	1,226	968,059
3.28%, 12/15/26 (Call 09/15/26)	882	840,452
3.85%, 08/10/49 (Call 02/10/49)	1,007	782,872
4.20%, 12/15/46 (Call 06/15/46)	902	736,582
4.50%, 06/15/43	529	461,116
5.25%, 03/30/33 (Call 12/30/32)(a)	445	443,308
5.35%, 06/01/33(a)	265	265,442
5.55%, 05/09/35	846	860,060
5.95%, 04/01/36	400	417,294
6.50%, 05/15/67 (Call 05/15/37),
(3-mo. LIBOR US + 2.120%)(a)(d)	665	669,579
American Equity Investment Life Holding Co.,
5.00%, 06/15/27 (Call 03/15/27)	1,062	1,021,500
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	690	561,881
5.25%, 04/02/30 (Call 01/02/30)(a)	512	505,867
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)	310	279,520
3.88%, 01/15/35 (Call 07/15/34)	485	426,479
4.20%, 04/01/28 (Call 01/01/28)	680	660,432
4.38%, 06/30/50 (Call 12/30/49)	1,373	1,178,997
4.50%, 07/16/44 (Call 01/16/44)	975	860,249
4.75%, 04/01/48 (Call 10/01/47)(a)	1,346	1,228,255
4.80%, 07/10/45 (Call 01/10/45)	991	907,304
5.13%, 03/27/33 (Call 12/27/32)	905	892,667
6.25%, 05/01/36(a)	820	854,373
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3-mo. LIBOR US + 2.868%)(d)	910	893,989
American National Group LLC, 6.14%, 06/13/32
(Call 03/13/32)(a)(b)	65	61,150
Americo Life Inc., 3.45%, 04/15/31
(Call 01/15/31)(b)	673	521,949
AmFam Holdings Inc.
2.81%, 03/11/31 (Call 12/11/30)(b)	965	729,622
3.83%, 03/11/51 (Call 09/11/50)(a)(b)	776	462,912
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	1,688	1,467,494
3.75%, 05/02/29 (Call 02/02/29)(a)	728	683,065
4.50%, 12/15/28 (Call 09/15/28)	712	694,762
6.25%, 09/30/40	555	589,607
8.21%, 01/01/27	274	294,380
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	650	521,892
2.60%, 12/02/31 (Call 09/02/31)	555	461,368
2.85%, 05/28/27 (Call 04/28/27)	980	913,061
2.90%, 08/23/51 (Call 02/23/51)	810	505,526
3.90%, 02/28/52 (Call 08/28/51)	1,312	993,138
5.00%, 09/12/32 (Call 06/12/32)	1,000	976,756
5.35%, 02/28/33 (Call 11/28/32)(a)	800	797,905
Aon Global Ltd.
3.88%, 12/15/25 (Call 09/15/25)	1,221	1,190,618
4.25%, 12/12/42	300	241,417
4.45%, 05/24/43 (Call 02/24/43)	201	164,714
4.60%, 06/14/44 (Call 03/14/44)	690	594,218
4.75%, 05/15/45 (Call 11/15/44)	730	643,909

Security	Par (000)	Value

Insurance (continued)
Aon North America Inc.
5.13%, 03/01/27 (Call 02/01/27)	$905	$904,344
5.15%, 03/01/29 (Call 02/01/29)	1,235	1,235,444
5.30%, 03/01/31 (Call 01/01/31)	1,275	1,273,048
5.45%, 03/01/34 (Call 12/01/33)	1,275	1,275,807
5.75%, 03/01/54 (Call 09/01/53)	850	853,336
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	1,077	1,038,581
5.03%, 12/15/46 (Call 06/15/46)(a)	789	722,241
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	1,047	770,902
7.35%, 05/01/34	418	469,882
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	537	499,566
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)(a)	788	636,085
3.05%, 03/09/52 (Call 09/09/51)	746	472,217
3.50%, 05/20/51 (Call 11/20/50)	1,345	933,879
5.45%, 07/15/34 (Call 04/15/34)(a)	140	139,487
5.50%, 03/02/33 (Call 12/02/32)	515	514,409
5.75%, 03/02/53 (Call 09/02/52)	704	693,729
5.75%, 07/15/54 (Call 01/15/54)	175	173,334
6.50%, 02/15/34 (Call 11/15/33)	380	406,030
6.75%, 02/15/54 (Call 08/15/53)	445	501,638
Ascot Group Ltd., 4.25%, 12/15/30
(Call 12/15/25)(a)(b)	175	141,914
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)(a)	580	470,990
3.70%, 02/22/30 (Call 11/22/29)	681	607,789
4.90%, 03/27/28 (Call 12/27/27)	1,015	994,086
6.75%, 02/15/34	445	464,104
Assured Guaranty Municipal Holdings Inc.,
6.40%, 12/15/66 (Call 12/15/36),
(1-mo. LIBOR US + 2.215%)(b)(d)	160	146,606
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)(a)	1,000	874,369
3.60%, 09/15/51 (Call 03/15/51)	687	482,525
6.13%, 09/15/28 (Call 08/15/28)	190	196,145
Athene Global Funding
1.45%, 01/08/26(a)(b)	732	675,674
1.61%, 06/29/26(a)(b)	1,025	930,674
1.73%, 10/02/26(a)(b)	935	841,193
1.99%, 08/19/28(b)	1,035	887,389
2.45%, 08/20/27(a)(b)	25	22,398
2.50%, 03/24/28(b)	922	817,384
2.55%, 06/29/25(b)	551	525,034
2.55%, 11/19/30(b)	740	605,952
2.65%, 10/04/31(b)	645	519,925
2.67%, 06/07/31(b)	781	634,756
2.72%, 01/07/29(a)(b)	780	678,303
2.95%, 11/12/26(a)(b)	380	352,143
5.58%, 01/09/29(b)	20	19,925
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)(a)	1,002	657,018
3.50%, 01/15/31 (Call 10/15/30)(a)	755	656,228
3.95%, 05/25/51 (Call 11/25/50)(a)	525	383,009
4.13%, 01/12/28 (Call 10/12/27)(a)	1,395	1,336,248
5.88%, 01/15/34 (Call 10/15/33)	925	917,633
6.15%, 04/03/30 (Call 01/03/30)	635	653,359
6.65%, 02/01/33 (Call 11/01/32)(a)	510	533,746
Augustar Life Insurance Co., 6.88%, 06/15/42(a)(b)	400	361,610

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
AXA SA, 8.60%, 12/15/30	$185	$219,103
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)(a)	733	689,303
4.90%, 01/15/40 (Call 01/15/30), (5-year CMT + 3.186%)(d)	472	412,870
AXIS Specialty Finance PLC
4.00%, 12/06/27 (Call 09/06/27)(a)	890	849,552
5.15%, 04/01/45	395	341,312
Belrose Funding Trust, 2.33%, 08/15/30 (Call 05/15/30)(b)	658	516,432
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	1,577	1,286,652
1.85%, 03/12/30 (Call 12/12/29)	662	563,121
2.30%, 03/15/27 (Call 02/15/27)	1,395	1,307,046
2.50%, 01/15/51 (Call 07/15/50)(a)	1,115	689,030
2.85%, 10/15/50 (Call 04/15/50)	2,570	1,697,473
2.88%, 03/15/32 (Call 12/15/31)(a)	1,497	1,308,424
3.85%, 03/15/52 (Call 09/15/51)	3,115	2,471,220
4.20%, 08/15/48 (Call 02/15/48)	2,723	2,369,390
4.25%, 01/15/49 (Call 07/15/48)	2,354	2,073,564
4.30%, 05/15/43(a)	825	739,756
4.40%, 05/15/42	1,036	955,837
5.75%, 01/15/40	1,095	1,177,301
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	2,392	2,311,039
4.50%, 02/11/43(a)	1,565	1,479,997
Brighthouse Financial Global Funding
1.55%, 05/24/26(a)(b)	667	608,235
2.00%, 06/28/28(b)	638	547,327
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	785	740,057
3.85%, 12/22/51 (Call 06/22/51)(a)	520	339,390
4.70%, 06/22/47 (Call 12/22/46)	769	595,813
5.63%, 05/15/30 (Call 02/15/30)(a)	1,014	1,009,107
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	1,453	1,189,586
4.20%, 03/17/32 (Call 12/17/31)(a)	615	558,308
4.50%, 03/15/29 (Call 12/15/28)	825	798,455
4.95%, 03/17/52 (Call 09/17/51)	945	815,750
Chubb Corp. (The)
6.00%, 05/11/37	705	756,655
Series 1, 6.50%, 05/15/38	940	1,059,277
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)(a)	1,415	1,145,389
2.85%, 12/15/51 (Call 06/15/51)(a)	1,090	738,961
3.05%, 12/15/61 (Call 06/15/61)	1,235	821,514
3.15%, 03/15/25	1,337	1,307,692
3.35%, 05/03/26 (Call 02/03/26)	1,720	1,658,309
4.15%, 03/13/43(a)	880	768,924
4.35%, 11/03/45 (Call 05/03/45)	1,307	1,154,029
6.70%, 05/15/36(a)	370	421,167
Cincinnati Financial Corp.
6.13%, 11/01/34	975	1,017,233
6.92%, 05/15/28	690	733,284
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	910	751,673
3.45%, 08/15/27 (Call 05/15/27)	858	812,601
3.90%, 05/01/29 (Call 02/01/29)	974	914,015
4.50%, 03/01/26 (Call 12/01/25)	842	828,532
5.13%, 02/15/34 (Call 11/15/33)	160	154,704
5.50%, 06/15/33 (Call 03/15/33)	105	105,891

Security	Par (000)	Value

Insurance (continued)
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	$666	$662,164
5.25%, 05/30/29 (Call 02/28/29)	729	707,889
CNO Global Funding
1.75%, 10/07/26(b)	955	861,538
2.65%, 01/06/29(b)	990	855,746
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)	1,320	1,289,214
3.65%, 04/05/27 (Call 03/05/27)	2,095	1,987,896
3.85%, 04/05/29 (Call 02/05/29)	1,475	1,367,843
3.90%, 04/05/32 (Call 01/05/32)	1,835	1,614,985
4.35%, 04/05/42 (Call 10/05/41)	1,110	916,062
4.40%, 04/05/52 (Call 10/05/51)	1,100	882,881
5.75%, 01/15/34 (Call 10/15/33)	845	842,463
6.05%, 09/15/33 (Call 06/15/33)(b)	925	944,360
6.88%, 12/15/52 (Call 09/15/27), (5-year CMT + 3.846%)(d)	575	574,068
Corebridge Global Funding
0.90%, 09/22/25(a)(b)	807	752,373
5.20%, 01/12/29(a)(b)	485	479,637
5.75%, 07/02/26(b)	1,395	1,396,058
5.90%, 09/19/28(b)	75	76,455
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%, (Call 07/24/26), (3-mo. LIBOR US + 3.660%)(b)(d)(e)	440	420,130
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32 (Call 10/18/31)(b)	350	273,205
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(b)	728	641,435
1.78%, 03/17/31 (Call 12/17/30)(b)	632	499,536
3.08%, 09/17/51 (Call 03/17/51)(a)(b)	700	466,361
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27), (5-year CMT + 4.006%)(a)(d)	50	45,031
5.75%, 09/01/40 (Call 09/01/25), (5-year CMT + 5.468%)(d)	25	23,913
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	1,005	818,867
4.95%, 06/01/29 (Call 03/01/29)	890	865,720
Equitable Financial Life Global Funding
1.00%, 01/09/26(b)	600	551,416
1.30%, 07/12/26(b)	918	830,779
1.40%, 07/07/25(b)	1,013	957,314
1.40%, 08/27/27(a)(b)	67	57,979
1.70%, 11/12/26(a)(b)	728	658,132
1.75%, 11/15/30(a)(b)	537	426,968
1.80%, 03/08/28(b)	930	815,059
5.45%, 03/03/28(b)	560	555,613
5.50%, 12/02/25(b)	510	508,773
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	1,831	1,763,046
5.00%, 04/20/48 (Call 10/20/47)	1,846	1,669,169
5.59%, 01/11/33 (Call 10/11/32)	810	816,457
7.00%, 04/01/28(a)	850	901,039
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)(a)	1,265	806,872
3.50%, 10/15/50 (Call 04/15/50)	1,755	1,227,013
4.87%, 06/01/44(a)	340	303,801
F&G Annuities & Life Inc., 7.40%, 01/13/28 (Call 12/13/27)	565	580,514

92	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
F&G Global Funding
1.75%, 06/30/26(b)	$1,195	$1,078,874
2.00%, 09/20/28(b)	925	778,744
2.30%, 04/11/27(a)(b)	830	743,144
5.15%, 07/07/25(b)	430	421,728
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	940	814,887
4.63%, 04/29/30 (Call 01/29/30)	972	916,915
4.85%, 04/17/28 (Call 01/17/28)(a)	1,114	1,089,122
5.63%, 08/16/32 (Call 05/16/32)	770	757,296
6.00%, 12/07/33 (Call 09/07/33)(a)(b)	765	768,539
Farmers Exchange Capital, 7.05%, 07/15/28(a)(b)	640	644,556
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33), (3-mo. LIBOR US + 3.744%)(b)(d)	660	606,434
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34), (3-mo. LIBOR US + 3.454%)(b)(d)	830	677,662
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37), (3-mo. LIBOR US + 3.231%)(b)(d)	606	447,039
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)(b)	991	978,466
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	1,027	834,489
3.20%, 09/17/51 (Call 03/17/51)	730	458,581
3.40%, 06/15/30 (Call 03/15/30)(a)	1,065	939,775
4.50%, 08/15/28 (Call 05/15/28)	607	584,674
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	947	742,363
4.00%, 05/15/30 (Call 02/15/30)	840	746,139
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	2,785	2,414,106
Five Corners Funding Trust III, 5.79%, 02/15/33 (Call 11/15/32)(a)(b)	1,070	1,098,747
Five Corners Funding Trust IV, 6.00%, 02/15/53 (Call 08/15/52)(b)	870	915,330
GA Global Funding Trust
1.63%, 01/15/26(b)	986	907,879
1.95%, 09/15/28(b)	1,107	936,389
2.25%, 01/06/27(a)(b)	700	636,319
2.90%, 01/06/32(a)(b)	1,025	826,607
3.85%, 04/11/25(b)	630	616,999
5.50%, 01/08/29(b)	390	385,149
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	855	690,646
4.40%, 10/15/29 (Call 07/15/29)(a)(b)	958	875,856
7.95%, 06/15/33 (Call 03/15/33)(b)	776	848,881
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	782	645,457
4.55%, 09/15/28 (Call 06/15/28)	1,130	1,102,401
4.80%, 06/15/32 (Call 03/15/32)(a)	395	380,150
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 (Call 02/17/28)(a)(b)	620	598,571
4.58%, 05/17/48 (Call 11/17/47)(a)(b)	383	337,100
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	1,195	960,569
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	700	657,056

Security	Par (000)	Value

Insurance (continued)
Guardian Life Global Funding
0.88%, 12/10/25(b)	$778	$719,347
1.10%, 06/23/25(b)	626	593,353
1.25%, 05/13/26(a)(b)	571	523,153
1.25%, 11/19/27(b)	385	337,498
1.40%, 07/06/27(a)(b)	520	461,483
1.63%, 09/16/28(a)(b)	440	382,016
3.25%, 03/29/27(b)	650	617,376
5.55%, 10/28/27(b)	780	796,227
5.74%, 10/02/28(b)	370	382,910
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)(b)	396	259,743
4.85%, 01/24/77(a)(b)	616	507,196
4.88%, 06/19/64(a)(b)	540	464,025
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	873	724,520
4.50%, 04/15/26 (Call 01/15/26)	956	937,097
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	1,019	910,729
2.90%, 09/15/51 (Call 03/15/51)	920	589,182
3.60%, 08/19/49 (Call 02/19/49)	780	587,379
4.30%, 04/15/43	518	442,968
4.40%, 03/15/48 (Call 09/15/47)	591	508,413
5.95%, 10/15/36	703	726,200
6.10%, 10/01/41	497	517,120
6.63%, 03/30/40	532	570,686
Hill City Funding Trust, 4.05%, 08/15/41 (Call 02/15/41)(a)(b)	300	215,722
Horace Mann Educators Corp.
4.50%, 12/01/25 (Call 09/01/25)(a)	110	107,678
7.25%, 09/15/28 (Call 08/15/28)	175	187,357
Intact Financial Corp., 5.46%, 09/22/32 (Call 06/22/32)(b)	1,020	1,013,929
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)(a)	1,040	859,839
4.00%, 11/23/51 (Call 05/23/51)(a)	870	622,623
5.17%, 06/08/27 (Call 05/08/27)(a)	377	374,555
5.67%, 06/08/32 (Call 03/08/32)(a)	395	393,664
Jackson National Life Global Funding
3.05%, 04/29/26(a)(b)	656	615,791
3.05%, 06/21/29(b)	812	692,489
3.88%, 06/11/25(a)(b)	622	605,044
5.25%, 04/12/28(b)	270	259,957
5.50%, 01/09/26(b)	730	726,687
Jackson National Life Insurance Co., 8.15%, 03/15/27(a)(b)	515	537,975
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)(a)	900	705,666
3.80%, 02/23/32 (Call 11/23/31)	405	339,592
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(a)(b)	1,626	1,216,901
3.95%, 05/15/60 (Call 11/15/59)(b)	884	632,482
4.57%, 02/01/29(b)	1,981	1,909,388
4.85%, 08/01/44(a)(b)	80	69,037
5.50%, 06/15/52 (Call 12/15/51)(a)(b)	1,400	1,338,980
6.50%, 03/15/35(a)(b)	607	604,979
6.50%, 05/01/42(b)	550	542,808
Liberty Mutual Insurance Co., 7.70%, 10/15/97(b)	10	11,530
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(a)	578	505,524

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.35%, 03/09/25(a)	$520	$507,811
3.40%, 01/15/31 (Call 10/15/30)	630	551,304
3.40%, 03/01/32 (Call 12/01/31)	280	237,563
3.63%, 12/12/26 (Call 09/15/26)(a)	750	715,877
3.80%, 03/01/28 (Call 12/01/27)	511	485,944
4.35%, 03/01/48 (Call 09/01/47)(a)	362	280,569
4.38%, 06/15/50 (Call 12/15/49)	475	366,251
6.30%, 10/09/37	609	626,386
7.00%, 06/15/40(a)	584	635,600
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	1,205	1,088,084
3.75%, 04/01/26 (Call 01/01/26)(a)	1,021	993,409
4.13%, 05/15/43 (Call 11/15/42)	764	641,911
6.00%, 02/01/35(a)	195	206,411
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)(a)	1,165	1,080,643
3.70%, 03/16/32 (Call 12/16/31)(a)	705	642,144
4.06%, 02/24/32 (Call 02/24/27) (5-year USD ICE Swap + 1.647%)(d)	920	875,850
4.15%, 03/04/26	1,396	1,368,527
5.38%, 03/04/46	905	886,251
Maple Grove Funding Trust I, 4.16%, 08/15/51 (Call 02/15/51)(b)	795	546,199
Markel Group Inc.
3.35%, 09/17/29 (Call 06/17/29)	851	766,526
3.45%, 05/07/52 (Call 11/07/51)(a)	1,040	713,474
3.50%, 11/01/27 (Call 08/01/27)	567	534,033
4.15%, 09/17/50 (Call 03/17/50)(a)	851	668,645
4.30%, 11/01/47 (Call 05/01/47)	576	460,690
5.00%, 03/30/43(a)	395	354,257
5.00%, 04/05/46	431	382,908
5.00%, 05/20/49 (Call 11/20/48)(a)	605	544,921
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	945	797,807
2.38%, 12/15/31 (Call 09/15/31)	365	303,246
2.90%, 12/15/51 (Call 06/15/51)	530	339,816
3.50%, 03/10/25 (Call 12/10/24)(a)	657	644,993
3.75%, 03/14/26 (Call 12/14/25)	1,001	976,040
4.20%, 03/01/48 (Call 09/01/47)	846	709,112
4.35%, 01/30/47 (Call 07/30/46)	679	576,096
4.38%, 03/15/29 (Call 12/15/28)	2,012	1,965,643
4.75%, 03/15/39 (Call 09/15/38)	739	699,630
4.90%, 03/15/49 (Call 09/15/48)	1,611	1,490,171
5.15%, 03/15/34 (Call 12/15/33)	450	448,375
5.40%, 09/15/33 (Call 06/15/33)(a)	725	737,536
5.45%, 03/15/53 (Call 09/15/52)(a)	325	323,619
5.45%, 03/15/54 (Call 09/15/53)	450	447,134
5.70%, 09/15/53 (Call 03/15/53)	1,400	1,444,608
5.75%, 11/01/32 (Call 08/01/32)	555	576,772
5.88%, 08/01/33(a)	640	673,743
6.25%, 11/01/52 (Call 05/01/52)(a)	395	435,582
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	275	171,703
3.38%, 04/15/50(a)(b)	803	550,901
3.73%, 10/15/70(a)(b)	955	646,458
4.50%, 04/15/65(b)	290	226,334
4.90%, 04/01/77(b)	653	546,544
5.08%, 02/15/69 (Call 02/15/49), (3-mo. LIBOR US + 3.191%)(b)(d)	865	772,560
5.38%, 12/01/41(a)(b)	782	706,307
5.67%, 12/01/52 (Call 06/01/52)(b)	320	319,233

Security	Par (000)	Value

Insurance (continued)
MassMutual Global Funding II
1.20%, 07/16/26(a)(b)	$640	$582,924
1.55%, 10/09/30(b)	1,118	890,559
2.15%, 03/09/31(a)(b)	783	642,605
2.35%, 01/14/27(a)(b)	600	557,884
3.40%, 03/08/26(a)(b)	1,312	1,270,699
4.15%, 08/26/25(b)	683	673,088
4.50%, 04/10/26(b)	1,370	1,354,011
4.85%, 01/17/29(a)(b)	600	593,747
5.05%, 12/07/27(a)(b)	1,105	1,105,108
5.05%, 06/14/28(a)(b)	725	723,484
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (Call 04/26/28), (5-year USD ICE Swap + 3.150%)(a)(b)(d)	640	624,747
5.20%, 10/20/45 (Call 10/20/25), (5-year USD Swap + 4.230%)(a)(b)(d)	1,510	1,484,156
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	913	871,231
Met Tower Global Funding
1.25%, 09/14/26(b)	912	826,837
3.70%, 06/13/25(a)(b)	967	946,897
4.85%, 01/16/27(a)(b)	450	448,929
5.40%, 06/20/26(b)	535	537,680
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(b)	939	1,005,118
MetLife Inc.
3.00%, 03/01/25	453	442,620
3.60%, 11/13/25 (Call 08/13/25)	870	849,161
4.05%, 03/01/45	1,242	1,023,464
4.13%, 08/13/42	1,290	1,093,251
4.55%, 03/23/30 (Call 12/23/29)(a)	1,260	1,234,106
4.60%, 05/13/46 (Call 11/13/45)	860	768,338
4.72%, 12/15/44	745	665,139
4.88%, 11/13/43	1,054	970,241
5.00%, 07/15/52 (Call 01/15/52)	1,195	1,115,646
5.25%, 01/15/54 (Call 07/15/53)(a)	1,235	1,193,178
5.38%, 07/15/33 (Call 04/15/33)	925	928,810
5.70%, 06/15/35	1,631	1,686,584
5.88%, 02/06/41	1,191	1,244,084
6.38%, 06/15/34	1,023	1,103,672
6.40%, 12/15/66 (Call 12/15/31)(a)	1,709	1,734,806
6.50%, 12/15/32(a)	1,046	1,144,847
9.25%, 04/08/68 (Call 04/08/33)(b)	255	290,866
10.75%, 08/01/69 (Call 08/01/34)(a)	596	800,931
Metropolitan Life Global Funding I
0.95%, 07/02/25(a)(b)	1,315	1,241,496
1.55%, 01/07/31(b)	1,245	976,660
1.88%, 01/11/27(a)(b)	802	731,780
2.40%, 01/11/32(b)	1,150	936,241
2.80%, 03/21/25(b)	425	413,625
2.95%, 04/09/30(b)	1,475	1,296,733
3.00%, 09/19/27(a)(b)	1,699	1,578,725
3.05%, 06/17/29(a)(b)	982	882,053
3.30%, 03/21/29(a)(b)	590	541,727
3.45%, 12/18/26(b)	1,679	1,608,863
4.05%, 08/25/25(a)(b)	465	457,155
4.30%, 08/25/29(b)	945	904,037
4.40%, 06/30/27(a)(b)	410	399,140
4.85%, 01/08/29(a)(b)	450	444,030
5.00%, 01/06/26(b)	860	857,687
5.05%, 01/06/28(b)	920	917,282

94	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.05%, 01/08/34(a)(b)	$600	$587,267
5.15%, 03/28/33(a)(b)	1,287	1,273,015
5.40%, 09/12/28(b)	495	500,879
Metropolitan Life Insurance Co., 7.80%, 11/01/25(b)	535	551,301
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (Call 03/06/29), (5-year USD Swap + 3.256%)(b)(d)(e)	255	245,583
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42 (Call 11/23/31), (5-year CMT + 3.982%)(b)(d)	675	680,400
Munich Re America Corp., Series B, 7.45%, 12/15/26	50	52,930
Mutual of Omaha Companies Global Funding, 5.45%, 12/12/28(a)(b)	400	403,643
Mutual of Omaha Cos Global Funding, 5.80%, 07/27/26(b)	640	644,857
Mutual of Omaha Insurance Co.
6.14%, 01/16/64 (Call 10/16/53), (10-year CMT + 2.950%)(b)(d)	25	25,322
6.80%, 06/15/36(b)	120	125,483
National Life Insurance Co., 5.25%, 07/19/68 (Call 07/19/48), (3-mo. LIBOR US + 3.314%)(a)(b)(d)	170	147,876
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(b)	1,705	1,324,609
5.30%, 11/18/44(a)(b)	605	541,519
6.75%, 05/15/87	220	213,182
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(a)(b)	1,824	1,441,540
4.95%, 04/22/44(a)(b)	802	688,483
7.88%, 04/01/33(b)	463	510,131
8.25%, 12/01/31(a)(b)	609	679,153
9.38%, 08/15/39(b)	522	672,987
New York Life Global Funding
0.85%, 01/15/26(a)(b)	880	814,900
0.95%, 06/24/25(b)	460	435,378
1.15%, 06/09/26(b)	1,305	1,193,368
1.20%, 08/07/30(b)	835	656,999
1.85%, 08/01/31(a)(b)	269	214,395
2.35%, 07/14/26(a)(b)	105	98,619
3.00%, 01/10/28(b)	1,092	1,015,810
3.25%, 04/07/27(b)	825	782,851
3.60%, 08/05/25(a)(b)	1,132	1,108,421
4.55%, 01/28/33(b)	1,395	1,328,339
4.70%, 04/02/26(a)(b)	1,075	1,066,502
4.70%, 01/29/29(a)(b)	955	941,907
4.85%, 01/09/28(b)	1,415	1,406,524
4.90%, 06/13/28(b)	899	896,400
5.00%, 01/09/34(b)	1,055	1,036,087
5.45%, 09/18/26(a)(b)	605	610,506
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(b)	1,836	1,402,323
4.45%, 05/15/69 (Call 11/15/68)(b)	995	802,215
5.88%, 05/15/33(b)	1,373	1,419,566
6.75%, 11/15/39(a)(b)	826	933,580
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31), (5-year CMT + 2.653%)(b)(d)	1,870	1,543,290
2.90%, 09/16/51 (Call 09/16/31), (5-year CMT + 2.600%)(b)(d)	895	736,165

Security	Par (000)	Value

Insurance (continued)
3.40%, 01/23/50 (Call 01/23/30), (5-year CMT + 2.612%)(b)(d)	$1,252	$1,099,239
4.00%, 09/19/47 (Call 09/19/27), (5-year USD ICE Swap + 2.880%)(b)(d)	505	474,657
4.70%, 01/20/46 (Call 01/20/26), (5-year USD ICE Swap + 3.750%)(a)(b)(d)	615	599,435
6.25%, 09/13/53 (Call 09/13/33), (5-year CMT + 2.954%)(b)(d)	715	740,903
Northwestern Mutual Global Funding
0.80%, 01/14/26(a)(b)	1,053	973,070
1.70%, 06/01/28(a)(b)	1,085	942,330
1.75%, 01/11/27(a)(b)	1,367	1,249,407
4.00%, 07/01/25(b)	710	699,758
4.35%, 09/15/27(b)	320	311,914
4.70%, 04/06/26(b)	235	232,200
4.71%, 01/10/29(b)	515	507,348
4.90%, 06/12/28(b)	760	751,950
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(b)	1,015	716,972
3.63%, 09/30/59 (Call 03/30/59)(a)(b)	1,439	1,006,605
3.85%, 09/30/47 (Call 03/30/47)(a)(b)	2,047	1,593,833
6.06%, 03/30/40(a)(b)	830	861,322
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	902	654,018
3.88%, 08/26/26 (Call 07/26/26)	758	731,937
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(b)	445	307,891
Pacific Life Global Funding II
1.20%, 06/24/25(b)	769	729,765
1.38%, 04/14/26(a)(b)	1,915	1,768,006
1.45%, 01/20/28(a)(b)	697	613,887
1.60%, 09/21/28(b)	902	765,536
2.45%, 01/11/32(b)	720	576,013
4.90%, 04/04/28(b)	585	576,076
4.90%, 01/11/29(a)(b)	350	346,652
5.50%, 08/28/26(b)	825	830,369
5.50%, 07/18/28(a)(b)	655	663,274
Pacific Life Insurance Co.
4.30%, 10/24/67 (Call 10/24/47), (3-mo. LIBOR US + 2.796%)(a)(b)(d)	895	679,257
9.25%, 06/15/39(a)(b)	35	45,608
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(b)	950	656,241
5.13%, 01/30/43(b)	525	488,047
5.40%, 09/15/52 (Call 03/15/52)(b)	1,110	1,068,920
6.60%, 09/15/33(a)(b)	500	538,298
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)(a)	745	699,424
4.50%, 10/01/50 (Call 04/01/30), (5-year CMT + 3.815%)(d)	710	633,008
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	496	325,245
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(b)	826	781,088
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(b)	835	769,478
Pricoa Global Funding I
0.80%, 09/01/25(a)(b)	567	530,742
1.20%, 09/01/26(a)(b)	1,282	1,163,033
4.20%, 08/28/25(b)	615	606,378
5.10%, 05/30/28(b)	590	589,830

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.55%, 08/28/26(b)	$255	$257,997
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	749	621,835
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	638	530,664
3.10%, 11/15/26 (Call 08/15/26)	550	521,477
3.40%, 05/15/25 (Call 02/15/25)	184	179,741
3.70%, 05/15/29 (Call 02/15/29)(a)	648	604,494
4.30%, 11/15/46 (Call 05/15/46)	430	356,196
4.35%, 05/15/43(a)	455	395,228
4.63%, 09/15/42(a)	400	358,862
5.38%, 03/15/33 (Call 12/15/32)(a)	520	523,829
5.50%, 03/15/53 (Call 09/15/52)(a)	340	331,668
6.05%, 10/15/36	945	994,261
Principal Life Global Funding II
0.88%, 01/12/26(a)(b)	950	874,230
1.25%, 06/23/25(b)	636	603,284
1.25%, 08/16/26(b)	603	545,465
1.50%, 11/17/26(a)(b)	334	303,518
1.50%, 08/27/30(a)(b)	687	542,767
1.63%, 11/19/30(b)	260	203,261
2.50%, 09/16/29(a)(b)	647	557,884
3.00%, 04/18/26(b)	1,390	1,321,001
5.00%, 01/16/27(b)	325	325,669
5.10%, 01/25/29(a)(b)	710	704,309
5.50%, 06/28/28(a)(b)	740	740,195
Progressive Corp. (The)
2.45%, 01/15/27	985	918,349
2.50%, 03/15/27 (Call 02/15/27)(a)	785	730,664
3.00%, 03/15/32 (Call 12/15/31)	557	482,278
3.20%, 03/26/30 (Call 12/26/29)	1,095	989,135
3.70%, 01/26/45(a)	387	313,348
3.70%, 03/15/52 (Call 09/15/51)	530	410,353
3.95%, 03/26/50 (Call 09/26/49)(a)	312	253,882
4.00%, 03/01/29 (Call 12/01/28)	613	589,808
4.13%, 04/15/47 (Call 10/15/46)	1,241	1,041,885
4.20%, 03/15/48 (Call 09/15/47)	850	731,109
4.35%, 04/25/44	475	421,085
4.95%, 06/15/33 (Call 03/15/33)(a)	515	511,386
6.25%, 12/01/32(a)	795	860,691
6.63%, 03/01/29	690	741,271
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(a)(b)	926	813,576
4.30%, 09/30/28 (Call 06/30/28)(a)(b)	797	770,909
Protective Life Global Funding
1.17%, 07/15/25(b)	515	486,567
1.30%, 09/20/26(b)	628	568,202
1.62%, 04/15/26(b)	945	874,167
1.74%, 09/21/30(b)	1,015	812,399
1.90%, 07/06/28(a)(b)	470	413,464
3.22%, 03/28/25(b)	650	636,259
4.71%, 07/06/27(b)	515	507,489
4.99%, 01/12/27(b)	550	548,452
5.21%, 04/14/26(a)(b)	805	802,879
5.37%, 01/06/26(b)	960	962,172
5.47%, 12/08/28(b)	915	925,667
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	1,118	1,041,777
2.10%, 03/10/30 (Call 12/10/29)(a)	770	658,935
3.00%, 03/10/40 (Call 09/10/39)	560	417,384
3.70%, 10/01/50 (Call 07/01/30), (5-year CMT + 3.035%)(d)	815	711,864

Security	Par (000)	Value

Insurance (continued)
3.70%, 03/13/51 (Call 09/13/50)	$1,963	$1,497,518
3.88%, 03/27/28 (Call 12/27/27)	465	446,600
3.91%, 12/07/47 (Call 06/07/47)	1,202	947,041
3.94%, 12/07/49 (Call 06/07/49)	1,407	1,104,210
4.35%, 02/25/50 (Call 08/25/49)	1,314	1,112,165
4.42%, 03/27/48 (Call 09/27/47)	614	524,480
4.50%, 09/15/47 (Call 09/15/27), (3-mo. LIBOR US + 2.380%)(a)(d)	912	850,534
4.60%, 05/15/44	1,005	894,514
5.13%, 03/01/52 (Call 11/28/31), (5-year CMT + 3.162%)(d)	195	182,293
5.38%, 05/15/45 (Call 05/15/25), (3-mo. LIBOR US + 3.031%)(d)	433	426,318
5.70%, 12/14/36	1,288	1,327,818
5.70%, 09/15/48 (Call 09/15/28), (3-mo. LIBOR US + 2.665%)(a)(d)	1,347	1,308,870
5.75%, 07/15/33(a)	866	908,198
6.00%, 09/01/52 (Call 06/01/32), (5-year CMT + 3.234%)(a)(d)	955	952,417
6.63%, 12/01/37	580	646,737
6.63%, 06/21/40(a)	450	494,372
Prudential Funding Asia PLC
3.13%, 04/14/30(a)	1,524	1,358,302
3.63%, 03/24/32 (Call 12/24/31)(a)	565	504,757
Prudential Insurance Co. of America (The),
8.30%, 07/01/25(b)	280	287,451
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)(a)	1,016	896,491
3.90%, 05/15/29 (Call 02/15/29)	965	910,586
3.95%, 09/15/26 (Call 06/15/26)	915	889,967
6.00%, 09/15/33 (Call 06/15/33)	640	657,176
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	1,324	1,180,586
2.75%, 05/07/25(b)	832	800,918
2.75%, 01/21/27(b)	752	686,096
5.24%, 02/02/26(a)(b)	15	14,747
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)(a)	909	859,426
3.70%, 04/01/25 (Call 01/01/25)	326	319,546
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (Call 01/15/29)	600	553,038
5.75%, 06/05/33 (Call 03/05/33)(a)	905	912,325
RGA Global Funding
2.00%, 11/30/26(a)(b)	695	632,453
2.70%, 01/18/29(a)(b)	830	728,632
5.50%, 01/11/31(b)	410	404,508
6.00%, 11/21/28(a)(b)	410	418,500
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(b)	5	4,790
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(b)	1,155	933,327
4.45%, 05/12/27 (Call 02/12/27)(a)(b)	865	819,047
4.75%, 04/08/32 (Call 01/08/32)(b)	725	629,193
SBL Holdings Inc.
5.00%, 02/18/31 (Call 11/18/30)(b)	960	792,657
5.13%, 11/13/26 (Call 09/13/26)(b)	835	783,046
Securian Financial Group Inc., 4.80%, 04/15/48(b)	560	453,417
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	310	292,471

96	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
SiriusPoint Ltd., 4.60%, 11/01/26 (Call 08/01/26)(b)	$225	$212,735
Sompo International Holdings Ltd., 7.00%, 07/15/34(a)	350	374,481
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	711	550,891
Sumitomo Life Insurance Co.
3.38%, 04/15/81 (Call 04/15/31), (5-year CMT + 2.747%)(b)(d)	923	788,763
4.00%, 09/14/77 (Call 09/14/27), (3-mo. LIBOR US + 2.993%)(a)(b)(d)	675	633,495
5.88%, (Call 01/18/34), (5-year CMT + 2.841%)(b)(d)	35	34,575
Swiss Re America Holding Corp., 7.00%, 02/15/26	130	133,486
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29), (5-year CMT + 3.582%)(a)(b)(d)	994	963,639
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(b)	1,882	1,316,446
4.27%, 05/15/47 (Call 11/15/46)(a)(b)	2,571	2,114,136
4.90%, 09/15/44(a)(b)	1,824	1,656,986
6.85%, 12/16/39(b)	1,444	1,629,063
Transatlantic Holdings Inc., 8.00%, 11/30/39(a)	515	654,551
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	370	230,323
3.05%, 06/08/51 (Call 12/08/50)	935	638,789
3.75%, 05/15/46 (Call 11/15/45)	797	633,908
4.00%, 05/30/47 (Call 11/30/46)	1,041	858,714
4.05%, 03/07/48 (Call 09/07/47)	963	806,596
4.10%, 03/04/49 (Call 09/04/48)	937	790,061
4.30%, 08/25/45 (Call 02/25/45)	773	673,798
4.60%, 08/01/43	480	447,800
5.35%, 11/01/40	839	846,316
5.45%, 05/25/53 (Call 11/25/52)(a)	570	581,275
6.25%, 06/15/37	805	884,898
6.75%, 06/20/36	760	864,902
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	784	869,874
Trinity Acquisition PLC
4.40%, 03/15/26 (Call 12/15/25)	697	682,985
6.13%, 08/15/43	677	660,804
Trustage Financial Group Inc., 4.63%, 04/15/32 (Call 01/15/32)(a)(b)	265	228,352
Unum Group
3.88%, 11/05/25	20	19,353
4.00%, 06/15/29 (Call 03/15/29)	61	57,045
4.13%, 06/15/51 (Call 12/15/50)	675	496,131
4.50%, 12/15/49 (Call 06/15/49)	440	348,805
5.75%, 08/15/42(a)	501	486,329
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)(a)	300	178,773
3.55%, 03/30/52 (Call 09/30/51)	452	309,626
4.00%, 05/12/50 (Call 11/12/49)	585	449,146
4.75%, 08/01/44	705	609,337
Western & Southern Financial Group Inc.,
5.75%, 07/15/33(a)(b)	545	565,052
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(b)	595	402,955
5.15%, 01/15/49 (Call 07/15/48)(a)(b)	380	345,164

Security	Par (000)	Value

Insurance (continued)
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	$1,055	$938,596
3.88%, 09/15/49 (Call 03/15/49)(a)	461	341,912
4.50%, 09/15/28 (Call 06/15/28)	1,252	1,208,510
4.65%, 06/15/27 (Call 05/15/27)	615	603,584
5.05%, 09/15/48 (Call 03/15/48)	370	329,406
5.35%, 05/15/33 (Call 02/15/33)	475	466,962
5.90%, 03/05/54 (Call 09/05/53)	950	947,788
WR Berkley Corp., 6.25%, 02/15/37	200	205,474
XL Group Ltd., 5.25%, 12/15/43	400	372,566

		459,323,809

Internet — 1.7%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	1,035	855,970
2.70%, 02/09/41 (Call 08/09/40)(a)	805	556,015
3.15%, 02/09/51 (Call 08/09/50)	1,445	953,347
3.25%, 02/09/61 (Call 08/09/60)	1,035	656,951
3.40%, 12/06/27 (Call 09/06/27)	3,087	2,915,179
4.00%, 12/06/37 (Call 06/06/37)	1,683	1,450,914
4.20%, 12/06/47 (Call 06/06/47)(a)	1,865	1,516,578
4.40%, 12/06/57 (Call 06/06/57)(a)	1,325	1,083,896
4.50%, 11/28/34 (Call 05/28/34)(a)	1,247	1,171,420
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	1,448	1,362,230
0.80%, 08/15/27 (Call 06/15/27)(a)	1,980	1,749,621
1.10%, 08/15/30 (Call 05/15/30)	3,156	2,555,486
1.90%, 08/15/40 (Call 02/15/40)(a)	1,795	1,189,273
2.00%, 08/15/26 (Call 05/15/26)	3,081	2,895,028
2.05%, 08/15/50 (Call 02/15/50)	3,320	1,960,894
2.25%, 08/15/60 (Call 02/15/60)(a)	2,652	1,524,436
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	1,352	1,284,141
1.00%, 05/12/26 (Call 04/12/26)	3,680	3,387,339
1.20%, 06/03/27 (Call 04/03/27)	1,710	1,530,032
1.50%, 06/03/30 (Call 03/03/30)	2,969	2,455,423
1.65%, 05/12/28 (Call 03/12/28)	3,225	2,861,982
2.10%, 05/12/31 (Call 02/12/31)	3,670	3,083,361
2.50%, 06/03/50 (Call 12/03/49)(a)	3,124	1,962,535
2.70%, 06/03/60 (Call 12/03/59)	2,511	1,547,881
2.88%, 05/12/41 (Call 11/12/40)	2,617	1,965,269
3.00%, 04/13/25	695	679,066
3.10%, 05/12/51 (Call 11/12/50)	4,470	3,155,330
3.15%, 08/22/27 (Call 05/22/27)	4,036	3,831,666
3.25%, 05/12/61 (Call 11/12/60)	1,946	1,338,954
3.30%, 04/13/27 (Call 03/13/27)	2,732	2,619,202
3.45%, 04/13/29 (Call 02/13/29)(a)	1,685	1,596,806
3.60%, 04/13/32 (Call 01/13/32)	2,530	2,333,102
3.88%, 08/22/37 (Call 02/22/37)	3,755	3,348,293
3.95%, 04/13/52 (Call 10/13/51)(a)	3,074	2,541,037
4.05%, 08/22/47 (Call 02/22/47)	4,673	4,004,576
4.10%, 04/13/62 (Call 10/13/61)(a)	1,605	1,330,181
4.25%, 08/22/57 (Call 02/22/57)	2,978	2,563,259
4.55%, 12/01/27 (Call 11/01/27)	2,800	2,791,429
4.60%, 12/01/25	1,735	1,727,285
4.65%, 12/01/29 (Call 10/01/29)	1,970	1,970,990
4.70%, 12/01/32 (Call 09/01/32)(a)	2,795	2,780,627
4.80%, 12/05/34 (Call 06/05/34)	1,855	1,855,292
4.95%, 12/05/44 (Call 06/05/44)(a)	1,918	1,895,841
5.20%, 12/03/25 (Call 09/03/25)	905	909,003
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)(a)	235	211,448

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
2.38%, 08/23/31 (Call 05/23/31)	$465	$382,632
3.08%, 04/07/25 (Call 03/07/25)(a)	395	383,936
3.43%, 04/07/30 (Call 01/07/30)	390	352,770
3.63%, 07/06/27(a)	560	533,977
4.38%, 03/29/28 (Call 12/29/27)(a)	594	575,034
4.88%, 11/14/28 (Call 08/14/28)	455	451,378
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	1,061	1,010,219
3.60%, 06/01/26 (Call 03/01/26)	1,626	1,575,806
3.65%, 03/15/25 (Call 12/15/24)(a)	950	933,964
4.63%, 04/13/30 (Call 01/13/30)	2,356	2,314,575
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)(a)	932	859,563
1.90%, 03/11/25 (Call 02/11/25)(a)	989	954,649
2.60%, 05/10/31 (Call 02/10/31)(a)	931	789,517
2.70%, 03/11/30 (Call 12/11/29)	1,382	1,207,291
3.60%, 06/05/27 (Call 03/05/27)	1,332	1,273,547
3.65%, 05/10/51 (Call 11/10/50)	1,110	804,485
4.00%, 07/15/42 (Call 01/15/42)	976	775,040
5.90%, 11/22/25 (Call 10/22/25)	465	468,821
5.95%, 11/22/27 (Call 10/22/27)(a)	670	689,227
6.30%, 11/22/32 (Call 08/22/32)	470	498,696
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(a)	944	808,365
3.25%, 02/15/30 (Call 11/15/29)(a)	2,096	1,867,265
3.80%, 02/15/28 (Call 11/15/27)	1,472	1,392,184
4.63%, 08/01/27 (Call 05/01/27)	1,249	1,222,391
5.00%, 02/15/26 (Call 11/15/25)	1,174	1,165,913
6.25%, 05/01/25 (Call 02/01/25)(b)	1,271	1,276,731
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)	214	193,433
3.88%, 04/29/26	225	217,969
Meituan
2.13%, 10/28/25 (Call 09/28/25)(a)(b)	265	249,658
3.05%, 10/28/30 (Call 07/28/30)(a)(b)	820	693,665
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)(a)	3,867	3,706,446
3.85%, 08/15/32 (Call 05/15/32)	3,775	3,496,724
4.45%, 08/15/52 (Call 02/15/52)	3,665	3,202,116
4.60%, 05/15/28 (Call 04/15/28)	1,755	1,747,327
4.65%, 08/15/62 (Call 02/15/62)	1,887	1,671,961
4.80%, 05/15/30 (Call 03/15/30)	1,370	1,369,527
4.95%, 05/15/33 (Call 02/15/33)(a)	1,575	1,576,391
5.60%, 05/15/53 (Call 11/15/52)	3,230	3,344,165
5.75%, 05/15/63 (Call 11/15/62)	2,191	2,293,763
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	700	684,633
4.38%, 11/15/26	1,475	1,451,216
4.88%, 04/15/28(a)	2,390	2,385,173
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	1,329	1,318,490
5.38%, 11/15/29(b)	1,445	1,467,348
5.88%, 11/15/28	2,247	2,325,576
6.38%, 05/15/29	1,185	1,258,106
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(b)	1,402	1,131,760
3.26%, 01/19/27 (Call 12/19/26)(b)	500	460,211
3.68%, 01/21/30 (Call 10/21/29)(b)	1,671	1,446,552
3.83%, 02/08/51 (Call 08/08/50)(b)	1,942	1,197,520
4.03%, 08/03/50 (Call 02/03/50)(b)	1,695	1,078,956
4.19%, 01/19/32 (Call 10/19/31)(b)	485	415,531
4.85%, 07/06/27 (Call 04/06/27)(b)	100	96,105

Security	Par (000)	Value

Internet (continued)
4.99%, 01/19/52 (Call 07/19/51)(a)(b)	$1,440	$1,056,053
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(b)	835	782,813
2.39%, 06/03/30 (Call 03/03/30)(a)(b)	1,886	1,612,462
2.88%, 04/22/31 (Call 01/22/31)(a)(b)	975	845,255
3.24%, 06/03/50 (Call 12/03/49)(a)(b)	2,290	1,541,151
3.29%, 06/03/60 (Call 12/03/59)(a)(b)	600	385,696
3.58%, 04/11/26 (Call 02/11/26)(b)	1,027	991,983
3.60%, 01/19/28 (Call 10/19/27)(b)	2,030	1,926,100
3.68%, 04/22/41 (Call 10/22/40)(b)	980	778,239
3.84%, 04/22/51 (Call 10/22/50)(a)(b)	1,885	1,416,429
3.93%, 01/19/38 (Call 07/19/37)(b)	834	711,602
3.94%, 04/22/61 (Call 10/22/60)(b)	1,215	891,197
3.98%, 04/11/29 (Call 01/11/29)(a)(b)	2,666	2,526,875
4.53%, 04/11/49 (Call 10/11/48)(a)(b)	560	478,884
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)(a)	100	94,087
2.00%, 09/03/30 (Call 06/03/30)	855	696,441
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	1,425	1,184,703
4.75%, 07/15/27 (Call 04/01/24)(a)	1,375	1,348,525
5.25%, 04/01/25 (Call 01/01/25)	705	702,485
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)(a)	1,310	1,123,443

		174,101,309

Iron & Steel — 0.3%
ArcelorMittal SA
4.25%, 07/16/29	1,032	978,253
4.55%, 03/11/26(a)	710	699,457
6.55%, 11/29/27 (Call 10/29/27)(a)	1,625	1,692,424
6.75%, 03/01/41	741	761,971
6.80%, 11/29/32 (Call 08/29/32)(a)	1,270	1,342,569
7.00%, 10/15/39(a)	899	959,467
Gerdau Trade Inc., 4.88%, 10/24/27(b)	115	112,007
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(b)	695	649,537
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	790	757,965
2.70%, 06/01/30 (Call 03/01/30)(a)	844	744,501
2.98%, 12/15/55 (Call 06/15/55)(a)	877	565,918
3.13%, 04/01/32 (Call 01/01/32)(a)	950	830,742
3.85%, 04/01/52 (Call 09/01/51)(a)	940	738,531
3.95%, 05/23/25	580	570,913
3.95%, 05/01/28 (Call 02/01/28)(a)	995	962,386
4.30%, 05/23/27 (Call 04/23/27)	815	796,813
4.40%, 05/01/48 (Call 11/01/47)(a)	330	289,783
5.20%, 08/01/43 (Call 02/01/43)(a)	75	72,999
6.40%, 12/01/37(a)	875	957,930
POSCO
4.50%, 08/04/27(b)	50	48,517
4.88%, 01/23/27(b)	110	108,498
5.75%, 01/17/28(b)	200	202,291
Reliance Inc.
1.30%, 08/15/25 (Call 07/15/25)	780	732,150
2.15%, 08/15/30 (Call 05/15/30)	1,069	886,966
6.85%, 11/15/36	410	446,127
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)(a)	252	223,571
2.40%, 06/15/25 (Call 05/15/25)	832	799,310
3.25%, 01/15/31 (Call 10/15/30)	820	726,912
3.25%, 10/15/50 (Call 04/15/50)(a)	801	525,762

98	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
3.45%, 04/15/30 (Call 01/15/30)	$840	$763,577
5.00%, 12/15/26 (Call 04/01/24)	1,131	1,122,181
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)(a)	1,830	1,646,465
6.13%, 06/12/33 (Call 03/12/33)	795	804,659
6.25%, 08/10/26(a)	299	303,062
6.88%, 11/21/36	1,726	1,842,451
6.88%, 11/10/39(a)	1,140	1,220,711
8.25%, 01/17/34(a)	335	392,551
Vale SA, 5.63%, 09/11/42(a)	562	549,165

		27,829,092

Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)	865	681,017
4.40%, 09/15/32 (Call 06/15/32)(a)	672	598,929
5.10%, 04/01/52 (Call 10/01/51)(a)	599	473,156
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27 (Call 01/14/27)(a)(b)	920	862,096
3.35%, 06/08/25 (Call 05/08/25)(a)(b)	967	933,597
6.50%, 03/10/28 (Call 02/10/28)(a)(b)	775	794,684
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)(a)	299	290,479
4.63%, 07/28/45 (Call 01/28/45)(a)	503	399,462
Polaris Inc., 6.95%, 03/15/29 (Call 02/15/29)(a)	120	126,459

		5,159,879

Lodging — 0.2%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	673	589,617
3.70%, 01/15/31 (Call 10/15/30)(a)	882	757,693
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)	826	793,892
4.85%, 03/15/26 (Call 12/15/25)	1,052	1,039,828
5.38%, 04/23/25 (Call 03/23/25)	877	875,254
5.75%, 01/30/27 (Call 12/30/26)	590	597,480
5.75%, 04/23/30 (Call 01/23/30)	820	835,609
Las Vegas Sands Corp.
3.50%, 08/18/26 (Call 06/18/26)(a)	20	18,805
3.90%, 08/08/29 (Call 05/08/29)	20	18,088
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	505	495,507
3.75%, 10/01/25 (Call 07/01/25)	124	120,901
4.50%, 10/01/34 (Call 04/01/34)(a)	490	452,348
4.88%, 05/15/29 (Call 04/15/29)	250	246,663
4.90%, 04/15/29 (Call 03/15/29)(a)	372	367,498
5.00%, 10/15/27 (Call 09/15/27)	1,140	1,135,291
5.30%, 05/15/34 (Call 02/15/34)	290	285,388
5.45%, 09/15/26 (Call 08/15/26)	295	296,310
5.55%, 10/15/28 (Call 09/15/28)	950	966,647
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(a)	725	710,020
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	914	917,298
Series FF, 4.63%, 06/15/30 (Call 03/15/30)(a)	1,492	1,445,075
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	1,520	1,327,352
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	1,737	1,482,989
Series II, 2.75%, 10/15/33 (Call 07/15/33)(a)	435	350,323
Series R, 3.13%, 06/15/26 (Call 03/15/26)	1,506	1,437,865
Series X, 4.00%, 04/15/28 (Call 01/15/28)	827	792,322
Sands China Ltd.
2.55%, 03/08/27 (Call 02/08/27)	330	297,207
3.10%, 03/08/29 (Call 01/08/29)	692	597,192

Security	Par (000)	Value

Lodging (continued)
3.25%, 08/08/31 (Call 05/08/31)	$975	$812,257
4.05%, 01/08/26 (Call 12/08/25)	528	506,301
4.63%, 06/18/30 (Call 03/18/30)	795	725,849
5.13%, 08/08/25 (Call 06/08/25)	550	542,083
5.40%, 08/08/28 (Call 05/08/28)	2,335	2,278,400

		24,115,352

Machinery — 0.8%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)	466	452,792
4.38%, 05/08/42(a)	625	562,094
Caterpillar Financial Services Corp.
0.80%, 11/13/25	720	671,168
0.90%, 03/02/26	1,124	1,038,054
1.10%, 09/14/27	1,532	1,350,513
1.15%, 09/14/26(a)	530	483,154
1.45%, 05/15/25	672	642,580
1.70%, 01/08/27	1,311	1,206,317
2.40%, 08/09/26(a)	1,030	970,980
3.40%, 05/13/25	620	606,926
3.60%, 08/12/27	594	572,031
3.65%, 08/12/25	966	946,602
4.35%, 05/15/26	1,372	1,355,979
4.50%, 01/08/27	450	447,015
4.80%, 01/06/26(a)	861	858,587
4.85%, 02/27/29	625	625,718
5.05%, 02/27/26	750	750,427
5.15%, 08/11/25	500	500,018
5.40%, 03/10/25	150	150,339
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(a)	872	732,084
2.60%, 09/19/29 (Call 06/19/29)(a)	730	657,591
2.60%, 04/09/30 (Call 01/09/30)	1,422	1,264,453
3.25%, 09/19/49 (Call 03/19/49)	1,439	1,058,428
3.25%, 04/09/50 (Call 10/09/49)(a)	1,539	1,140,436
3.80%, 08/15/42	2,087	1,741,630
4.30%, 05/15/44 (Call 11/15/43)(a)	394	354,957
4.75%, 05/15/64 (Call 11/15/63)	565	513,619
5.20%, 05/27/41	1,231	1,240,442
5.30%, 09/15/35	535	557,482
6.05%, 08/15/36	440	482,793
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	665	608,271
1.88%, 01/15/26 (Call 12/15/25)(a)	772	723,472
3.95%, 05/23/25	860	843,951
4.55%, 04/10/28 (Call 03/10/28)(a)	915	895,902
5.45%, 10/14/25	430	430,474
5.50%, 01/12/29 (Call 12/12/28)	600	608,183
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	867	831,909
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	1,119	1,090,033
2.88%, 09/07/49 (Call 03/07/49)	1,129	788,607
3.10%, 04/15/30 (Call 01/15/30)	1,146	1,041,366
3.75%, 04/15/50 (Call 10/15/49)	1,324	1,087,639
3.90%, 06/09/42 (Call 12/09/41)	1,125	961,840
5.38%, 10/16/29	953	984,328
7.13%, 03/03/31(a)	612	697,843
8.10%, 05/15/30	120	140,556
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	703	625,612
3.15%, 11/15/25 (Call 08/15/25)	585	563,640

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
5.38%, 10/15/35(a)	$538	$542,554
5.38%, 03/01/41 (Call 12/01/40)(a)	407	398,003
6.60%, 03/15/38	335	364,587
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	825	674,943
3.50%, 10/01/30 (Call 07/01/30)	790	694,498
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)(a)	845	712,392
3.00%, 05/01/30 (Call 02/01/30)	905	789,913
John Deere Capital Corp.
0.70%, 01/15/26	1,037	959,857
1.05%, 06/17/26(a)	953	873,753
1.30%, 10/13/26	617	563,241
1.45%, 01/15/31	1,035	836,197
1.50%, 03/06/28(a)	817	720,641
1.70%, 01/11/27(a)	617	565,221
1.75%, 03/09/27	918	840,088
2.00%, 06/17/31(a)	1,010	836,539
2.13%, 03/07/25(a)	260	252,166
2.25%, 09/14/26	633	592,664
2.35%, 03/08/27(a)	735	685,599
2.45%, 01/09/30	1,046	918,183
2.65%, 06/10/26	1,005	957,494
2.80%, 09/08/27	488	456,981
2.80%, 07/18/29(a)	1,262	1,148,150
3.05%, 01/06/28	550	519,259
3.35%, 04/18/29	700	657,612
3.40%, 06/06/25	750	734,286
3.40%, 09/11/25	350	341,704
3.45%, 03/13/25	1,410	1,384,490
3.45%, 03/07/29	713	673,391
3.90%, 06/07/32(a)	790	735,882
4.05%, 09/08/25	707	697,143
4.15%, 09/15/27(a)	865	848,256
4.35%, 09/15/32(a)	780	755,627
4.50%, 01/08/27	840	833,514
4.50%, 01/16/29	705	694,263
4.70%, 06/10/30	885	877,946
4.75%, 06/08/26	875	872,372
4.75%, 01/20/28	1,410	1,408,473
4.80%, 01/09/26(a)	1,274	1,270,795
4.85%, 10/11/29(a)	535	538,225
4.90%, 03/03/28(a)	1,005	1,010,687
4.95%, 06/06/25	370	369,520
4.95%, 07/14/28	920	925,155
5.05%, 03/03/26(a)	995	997,570
Komatsu Finance America Inc., 5.50%, 10/06/27 (Call 09/06/27)(b)	325	328,757
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)(a)	491	401,148
4.55%, 04/15/28 (Call 01/15/28)(a)	703	678,633
5.65%, 05/15/33 (Call 02/15/33)	545	545,003
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	480	424,426
4.60%, 05/15/28 (Call 02/15/28)(a)	725	706,171
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	1,415	1,363,566
2.29%, 04/05/27 (Call 02/05/27)	690	638,433
2.57%, 02/15/30 (Call 11/15/29)	2,174	1,895,913
3.11%, 02/15/40 (Call 08/15/39)(a)	1,116	851,745
3.36%, 02/15/50 (Call 08/15/49)	1,122	814,490

Security	Par (000)	Value

Machinery (continued)
5.25%, 08/16/28 (Call 07/16/28)	$665	$670,075
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	740	594,586
2.80%, 08/15/61 (Call 02/15/61)	745	442,032
2.88%, 03/01/25 (Call 12/01/24)	550	537,359
3.50%, 03/01/29 (Call 12/01/28)	268	255,184
4.20%, 03/01/49 (Call 09/01/48)(a)	487	414,719
6.25%, 12/01/37(a)	272	292,195
6.70%, 01/15/28(a)	394	414,350
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	445	412,194
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	742	719,559
3.45%, 11/15/26 (Call 08/15/26)	1,308	1,243,789
4.70%, 09/15/28 (Call 06/15/28)	1,774	1,730,532
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)(a)	1,063	950,535
2.25%, 01/30/31 (Call 10/30/30)	1,038	871,831
3.25%, 11/01/26 (Call 08/01/26)	861	822,221
4.38%, 11/01/46 (Call 05/01/46)(a)	530	443,732

		88,851,847

Machinery - Diversified — 0.0%
Ingersoll Rand Inc.
5.40%, 08/14/28 (Call 07/14/28)	690	695,560
5.70%, 08/14/33 (Call 05/14/33)	340	345,784
John Deere Capital Corp.
5.15%, 09/08/26	450	453,019
5.15%, 09/08/33(a)	455	462,803
5.30%, 09/08/25	425	426,863
Nordson Corp.
5.60%, 09/15/28 (Call 08/15/28)	255	259,239
5.80%, 09/15/33 (Call 06/15/33)(a)	335	345,782
Westinghouse Air Brake Technologies Corp.,
5.61%, 03/11/34 (Call 12/11/33)	130	130,540

		3,119,590

Manufacturing — 0.7%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)(a)	1,108	1,032,339
2.38%, 08/26/29 (Call 05/26/29)	1,596	1,385,853
2.65%, 04/15/25 (Call 03/15/25)(a)	721	697,994
2.88%, 10/15/27 (Call 07/15/27)(a)	1,235	1,143,310
3.00%, 08/07/25(a)	737	713,621
3.05%, 04/15/30 (Call 01/15/30)(a)	1,133	1,003,789
3.13%, 09/19/46 (Call 03/19/46)(a)	758	524,656
3.25%, 08/26/49 (Call 02/26/49)(a)	1,445	999,007
3.38%, 03/01/29 (Call 12/01/28)(a)	1,272	1,174,430
3.63%, 09/14/28 (Call 06/14/28)(a)	824	777,474
3.63%, 10/15/47 (Call 04/15/47)	503	364,826
3.70%, 04/15/50 (Call 10/15/49)	777	573,571
3.88%, 06/15/44(a)	180	141,532
4.00%, 09/14/48 (Call 03/14/48)(a)	1,600	1,293,712
5.70%, 03/15/37(a)	770	802,270
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)(a)	770	609,587
2.75%, 03/01/30 (Call 12/01/29)(a)	1,475	1,281,893
3.75%, 12/01/27 (Call 09/01/27)	1,050	998,183
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	1,347	1,274,935
3.92%, 09/15/47 (Call 03/15/47)(a)	262	212,694
4.00%, 11/02/32	1,400	1,314,694

100	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
4.15%, 03/15/33 (Call 12/15/32)(a)	$1,305	$1,228,184
4.15%, 11/02/42	1,503	1,307,643
4.35%, 05/18/28 (Call 04/18/28)(a)	375	369,325
4.70%, 08/23/52 (Call 02/23/52)(a)	880	813,229
GE Capital Funding LLC
3.45%, 05/15/25 (Call 04/15/25)	435	424,851
4.55%, 05/15/32 (Call 02/15/32)	845	811,930
GE Capital International Funding Co.
Unlimited Co.
3.37%, 11/15/25(a)	435	421,256
4.42%, 11/15/35	1,510	1,415,042
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	350	308,501
4.50%, 03/11/44(a)	375	339,286
5.88%, 01/14/38(a)	590	627,304
6.15%, 08/07/37(a)	610	644,323
6.75%, 03/15/32	460	510,782
6.88%, 01/10/39(a)	1,190	1,406,593
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	1,501	1,426,677
3.90%, 09/01/42 (Call 03/01/42)	1,275	1,086,249
4.88%, 09/15/41 (Call 03/15/41)	505	484,860
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	848	806,340
3.25%, 06/14/29 (Call 03/14/29)	1,461	1,343,426
4.00%, 06/14/49 (Call 12/14/48)	917	748,913
4.10%, 03/01/47 (Call 09/01/46)(a)	770	633,049
4.20%, 11/21/34 (Call 05/21/34)	719	662,501
4.25%, 09/15/27 (Call 08/15/27)	1,475	1,443,549
4.45%, 11/21/44 (Call 05/21/44)(a)	882	772,558
4.50%, 09/15/29 (Call 07/15/29)	1,364	1,334,097
6.25%, 05/15/38	230	246,263
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	790	761,202
5.90%, 07/15/32 (Call 04/15/32)	499	511,893
Siemens Financieringsmaatschappij NV
1.20%, 03/11/26(b)	2,570	2,380,257
1.70%, 03/11/28(b)	1,858	1,653,036
2.15%, 03/11/31(b)	2,291	1,907,286
2.35%, 10/15/26(b)	2,035	1,904,304
2.88%, 03/11/41(a)(b)	2,210	1,655,304
3.25%, 05/27/25(a)(b)	1,400	1,369,489
3.30%, 09/15/46(b)	1,521	1,153,844
3.40%, 03/16/27(b)	1,650	1,582,288
4.20%, 03/16/47(a)(b)	1,704	1,494,760
4.40%, 05/27/45(b)	1,932	1,740,922
6.13%, 08/17/26(b)	2,585	2,651,959
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)	1,027	952,120
2.25%, 04/01/28 (Call 02/01/28)	840	752,658
2.75%, 04/01/31 (Call 01/01/31)	1,499	1,272,422
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	772	644,667
3.00%, 06/01/30 (Call 03/01/30)	970	850,841
3.38%, 03/01/28 (Call 12/01/27)	597	559,284
3.65%, 03/15/27 (Call 12/15/26)	595	569,186
3.88%, 03/01/25 (Call 12/01/24)	475	467,557
3.90%, 09/17/29 (Call 06/17/29)	780	730,473
4.00%, 03/15/26 (Call 12/15/25)	977	950,620
6.10%, 11/15/33 (Call 08/15/33)(a)	415	433,148

		68,886,621

Security	Par (000)	Value

Media — 2.4%
Charter Communications
Operating LLC/Charter Communications
Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	$1,550	$1,307,910
2.30%, 02/01/32 (Call 11/01/31)	1,455	1,105,416
2.80%, 04/01/31 (Call 01/01/31)	2,185	1,765,742
3.50%, 06/01/41 (Call 12/01/40)	2,005	1,327,298
3.50%, 03/01/42 (Call 09/01/41)	1,579	1,032,797
3.70%, 04/01/51 (Call 10/01/50)	2,694	1,635,380
3.75%, 02/15/28 (Call 11/15/27)	1,857	1,711,225
3.85%, 04/01/61 (Call 10/01/60)(a)	2,282	1,325,473
3.90%, 06/01/52 (Call 12/01/51)	3,180	1,999,262
3.95%, 06/30/62 (Call 12/30/61)	1,865	1,098,594
4.20%, 03/15/28 (Call 12/15/27)	1,603	1,502,595
4.40%, 04/01/33 (Call 01/01/33)(a)	1,385	1,210,815
4.40%, 12/01/61 (Call 06/01/61)	1,839	1,182,183
4.80%, 03/01/50 (Call 09/01/49)	3,674	2,658,584
4.91%, 07/23/25 (Call 04/23/25)	3,986	3,930,845
5.05%, 03/30/29 (Call 12/30/28)	2,034	1,946,064
5.13%, 07/01/49 (Call 01/01/49)	1,660	1,260,839
5.25%, 04/01/53 (Call 10/01/52)(a)	2,000	1,552,765
5.38%, 04/01/38 (Call 10/01/37)	1,065	917,538
5.38%, 05/01/47 (Call 11/01/46)	3,186	2,515,955
5.50%, 04/01/63 (Call 10/01/62)	1,355	1,048,091
5.75%, 04/01/48 (Call 10/01/47)	3,195	2,659,739
6.15%, 11/10/26 (Call 10/10/26)(a)	1,460	1,472,761
6.38%, 10/23/35 (Call 04/23/35)	2,621	2,537,315
6.48%, 10/23/45 (Call 04/23/45)	4,522	4,131,103
6.65%, 02/01/34 (Call 11/01/33)(a)	1,365	1,369,687
6.83%, 10/23/55 (Call 04/23/55)	675	639,599
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)(a)	2,033	1,621,576
1.95%, 01/15/31 (Call 10/15/30)	2,192	1,800,837
2.35%, 01/15/27 (Call 10/15/26)	1,861	1,735,019
2.45%, 08/15/52 (Call 02/15/52)	1,893	1,084,819
2.65%, 02/01/30 (Call 11/01/29)	2,545	2,237,721
2.65%, 08/15/62 (Call 02/15/62)	1,543	862,961
2.80%, 01/15/51 (Call 07/15/50)	2,293	1,433,422
2.89%, 11/01/51 (Call 05/01/51)	6,435	4,074,324
2.94%, 11/01/56 (Call 05/01/56)(a)	7,532	4,634,678
2.99%, 11/01/63 (Call 05/01/63)(a)	5,126	3,079,628
3.15%, 03/01/26 (Call 12/01/25)	2,206	2,128,952
3.15%, 02/15/28 (Call 11/15/27)	2,198	2,061,308
3.20%, 07/15/36 (Call 01/15/36)	1,442	1,164,543
3.25%, 11/01/39 (Call 05/01/39)	2,078	1,593,615
3.30%, 02/01/27 (Call 11/01/26)	1,682	1,611,534
3.30%, 04/01/27 (Call 02/01/27)	1,426	1,360,069
3.38%, 08/15/25 (Call 05/15/25)	2,159	2,108,507
3.40%, 04/01/30 (Call 01/01/30)	2,062	1,886,857
3.40%, 07/15/46 (Call 01/15/46)	1,856	1,361,040
3.45%, 02/01/50 (Call 08/01/49)	2,288	1,642,917
3.55%, 05/01/28 (Call 02/01/28)	836	793,650
3.75%, 04/01/40 (Call 10/01/39)	1,959	1,603,410
3.90%, 03/01/38 (Call 09/01/37)	987	846,435
3.95%, 10/15/25 (Call 08/15/25)	3,478	3,417,349
3.97%, 11/01/47 (Call 05/01/47)	2,756	2,183,251
4.00%, 08/15/47 (Call 02/15/47)	1,132	907,049
4.00%, 03/01/48 (Call 09/01/47)	1,104	875,249
4.00%, 11/01/49 (Call 05/01/49)	2,376	1,888,683
4.05%, 11/01/52 (Call 05/01/52)	1,556	1,228,235
4.15%, 10/15/28 (Call 07/15/28)	6,259	6,071,822

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.20%, 08/15/34 (Call 02/15/34)	$1,221	$1,122,644
4.25%, 10/15/30 (Call 07/15/30)	1,931	1,847,405
4.25%, 01/15/33	2,264	2,119,987
4.40%, 08/15/35 (Call 02/15/35)	971	902,165
4.55%, 01/15/29 (Call 12/15/28)	1,395	1,372,479
4.60%, 10/15/38 (Call 04/15/38)	1,165	1,072,505
4.60%, 08/15/45 (Call 02/15/45)	972	860,530
4.65%, 02/15/33 (Call 11/15/32)(a)	1,950	1,894,170
4.65%, 07/15/42	1,160	1,044,448
4.70%, 10/15/48 (Call 04/15/48)	2,087	1,883,494
4.75%, 03/01/44	501	455,615
4.80%, 05/15/33 (Call 02/15/33)(a)	520	508,103
4.95%, 10/15/58 (Call 04/15/58)(a)	1,265	1,171,078
5.25%, 11/07/25	600	602,694
5.35%, 11/15/27 (Call 10/15/27)	1,205	1,223,800
5.35%, 05/15/53 (Call 11/15/52)	1,930	1,880,828
5.50%, 11/15/32 (Call 08/15/32)	1,455	1,492,095
5.50%, 05/15/64 (Call 11/15/63)	1,605	1,574,065
5.65%, 06/15/35(a)	1,222	1,256,397
6.40%, 03/01/40	485	524,947
6.45%, 03/15/37	602	659,748
6.50%, 11/15/35	904	983,891
6.55%, 07/01/39(a)	685	751,306
6.95%, 08/15/37	810	917,862
7.05%, 03/15/33	1,264	1,419,829
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(b)	890	708,529
2.60%, 06/15/31 (Call 03/15/31)(b)	890	728,211
2.95%, 10/01/50 (Call 04/01/50)(b)	480	292,682
3.35%, 09/15/26 (Call 06/15/26)(b)	1,263	1,201,363
3.50%, 08/15/27 (Call 05/15/27)(b)	1,091	1,029,282
3.60%, 06/15/51 (Call 12/15/50)(a)(b)	595	412,561
4.50%, 06/30/43 (Call 12/30/42)(b)	840	686,677
4.60%, 08/15/47 (Call 02/15/47)(b)	375	300,954
4.70%, 12/15/42(b)	645	538,403
4.80%, 02/01/35 (Call 08/01/34)(a)(b)	1,061	975,254
5.45%, 09/15/28 (Call 08/15/28)(b)	783	789,238
5.70%, 06/15/33 (Call 03/15/33)(a)(b)	583	583,720
5.80%, 12/15/53 (Call 06/15/53)(a)(b)	625	608,475
8.38%, 03/01/39(b)	575	689,053
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	219	213,816
3.63%, 05/15/30 (Call 02/15/30)(a)	1,353	1,189,238
3.95%, 06/15/25 (Call 03/15/25)(a)	588	574,417
3.95%, 03/20/28 (Call 12/20/27)	2,290	2,143,943
4.00%, 09/15/55 (Call 03/15/55)	2,102	1,391,350
4.13%, 05/15/29 (Call 02/15/29)	1,136	1,052,317
4.65%, 05/15/50 (Call 11/15/49)	1,169	886,490
4.88%, 04/01/43(a)	843	678,663
4.90%, 03/11/26 (Call 12/11/25)	1,442	1,420,023
4.95%, 05/15/42(a)	840	661,834
5.00%, 09/20/37 (Call 03/20/37)(a)	1,015	869,403
5.20%, 09/20/47 (Call 03/20/47)	1,720	1,398,674
5.30%, 05/15/49 (Call 11/15/48)	1,048	857,259
6.35%, 06/01/40(a)	897	861,292
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)	899	837,779
3.45%, 03/01/32 (Call 12/01/31)(a)	940	817,302
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	757	737,077
3.50%, 04/08/30 (Call 01/08/30)(a)	1,043	939,386

Security	Par (000)	Value

Media (continued)
4.71%, 01/25/29 (Call 10/25/28)	$2,926	$2,854,924
5.48%, 01/25/39 (Call 07/25/38)(a)	1,878	1,754,386
5.58%, 01/25/49 (Call 07/25/48)(a)	2,174	1,988,542
6.50%, 10/13/33 (Call 07/13/33)	1,580	1,659,460
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	440	368,084
5.25%, 05/24/49 (Call 11/24/48)	0	391
6.13%, 01/31/46 (Call 07/31/45)(a)	1,190	1,162,412
6.63%, 01/15/40(a)	852	878,972
8.50%, 03/11/32(a)	437	501,470
NBCUniversal Media LLC
4.45%, 01/15/43	1,150	1,006,158
5.95%, 04/01/41(a)	535	553,592
6.40%, 04/30/40	550	596,138
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	332	299,129
3.38%, 02/15/28 (Call 11/15/27)	613	540,253
3.70%, 06/01/28 (Call 03/01/28)	749	662,833
4.20%, 06/01/29 (Call 03/01/29)(a)	487	428,682
4.20%, 05/19/32 (Call 02/19/32)(a)	1,171	954,719
4.38%, 03/15/43	1,550	1,037,274
4.60%, 01/15/45 (Call 07/15/44)	772	529,936
4.85%, 07/01/42 (Call 01/01/42)	849	619,592
4.90%, 08/15/44 (Call 02/15/44)(a)	710	499,882
4.95%, 01/15/31 (Call 10/15/30)(a)	1,392	1,222,330
4.95%, 05/19/50 (Call 11/19/49)	1,313	934,201
5.25%, 04/01/44 (Call 10/01/43)(a)	426	316,843
5.50%, 05/15/33(a)	523	454,568
5.85%, 09/01/43 (Call 03/01/43)	1,575	1,273,887
5.90%, 10/15/40 (Call 04/15/40)(a)	478	388,595
6.88%, 04/30/36	1,269	1,164,255
7.88%, 07/30/30	855	873,094
Sky Group Finance Ltd., 6.50%, 10/15/35(a)(b)	726	787,952
TCI Communications Inc.
7.13%, 02/15/28	1,009	1,088,377
7.88%, 02/15/26	1,720	1,806,636
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	1,007	966,390
5.50%, 08/15/35(a)	765	777,107
5.65%, 11/23/43 (Call 05/23/43)	359	346,226
5.85%, 04/15/40(a)	825	840,097
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	1,238	1,373,918
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	1,808	1,323,917
5.50%, 09/01/41 (Call 03/01/41)	1,781	1,468,236
5.88%, 11/15/40 (Call 05/15/40)	1,732	1,493,793
6.55%, 05/01/37	1,889	1,779,302
6.75%, 06/15/39	1,882	1,775,819
7.30%, 07/01/38	1,775	1,769,705
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,552	1,443,151
2.95%, 06/15/27	1,357	1,287,051
3.00%, 02/13/26(a)	1,435	1,382,282
3.00%, 07/30/46	805	561,678
3.15%, 09/17/25	1,113	1,079,653
3.70%, 12/01/42(a)	935	757,844
4.13%, 06/01/44	1,200	1,028,030
4.38%, 08/16/41	579	509,610
Series B, 7.00%, 03/01/32(a)	958	1,082,642
Series E, 4.13%, 12/01/41	998	857,246

102	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Walt Disney Co. (The)
1.75%, 01/13/26	$2,059	$1,942,103
2.00%, 09/01/29 (Call 06/01/29)	2,664	2,298,204
2.20%, 01/13/28(a)	1,464	1,334,806
2.65%, 01/13/31(a)	2,725	2,370,085
2.75%, 09/01/49 (Call 03/01/49)	2,790	1,800,516
3.35%, 03/24/25(a)	1,327	1,300,310
3.38%, 11/15/26 (Call 08/15/26)	862	829,529
3.50%, 05/13/40 (Call 11/13/39)	2,420	1,941,710
3.60%, 01/13/51 (Call 07/13/50)	3,470	2,635,709
3.70%, 10/15/25 (Call 07/15/25)	841	821,956
3.70%, 03/23/27	1,303	1,262,563
3.80%, 03/22/30(a)	1,535	1,449,459
3.80%, 05/13/60 (Call 11/13/59)	1,364	1,040,450
4.63%, 03/23/40 (Call 09/23/39)	1,128	1,060,518
4.70%, 03/23/50 (Call 09/23/49)(a)	2,120	1,940,559
4.75%, 09/15/44 (Call 03/15/44)	943	866,579
4.75%, 11/15/46 (Call 05/15/46)	717	648,525
4.95%, 10/15/45 (Call 04/15/45)	688	642,436
5.40%, 10/01/43(a)	604	608,632
6.15%, 03/01/37	415	449,540
6.15%, 02/15/41	842	908,799
6.20%, 12/15/34	1,380	1,507,202
6.40%, 12/15/35	1,339	1,476,657
6.55%, 03/15/33(a)	70	77,878
6.65%, 11/15/37	1,630	1,846,365
7.75%, 12/01/45	309	395,743

		249,329,882

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)(a)	1,133	1,106,621
3.90%, 01/15/43 (Call 07/15/42)(a)	220	182,638
4.20%, 06/15/35 (Call 12/15/34)(a)	385	345,417
4.38%, 06/15/45 (Call 12/15/44)	586	514,137
Timken Co. (The)
4.13%, 04/01/32 (Call 01/01/32)	615	559,954
4.50%, 12/15/28 (Call 09/15/28)(a)	705	684,423
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	429	375,605
5.25%, 10/01/54 (Call 04/01/54)(a)	445	380,467

		4,149,262

Mining — 1.2%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(a)(b)	1,095	1,002,650
5.50%, 12/15/27 (Call 04/02/24)(a)(b)	1,555	1,528,219
6.13%, 05/15/28 (Call 04/02/24)(a)(b)	825	825,151
Anglo American Capital PLC
2.25%, 03/17/28 (Call 01/17/28)(b)	976	860,276
2.63%, 09/10/30 (Call 06/10/30)(a)(b)	1,110	934,507
2.88%, 03/17/31 (Call 12/17/30)(a)(b)	783	657,618
3.88%, 03/16/29 (Call 01/16/29)(b)	905	840,749
3.95%, 09/10/50 (Call 03/10/50)(a)(b)	730	541,496
4.00%, 09/11/27(b)	1,109	1,056,635
4.50%, 03/15/28 (Call 12/15/27)(a)(b)	660	635,445
4.75%, 04/10/27(b)	985	963,819
4.75%, 03/16/52 (Call 09/16/51)(a)(b)	910	763,959
4.88%, 05/14/25(b)	663	655,752
5.50%, 05/02/33 (Call 02/02/33)(a)(b)	1,300	1,279,706
5.63%, 04/01/30 (Call 01/01/30)(a)(b)	1,365	1,369,656

Security	Par (000)	Value

Mining (continued)
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)(a)	$770	$689,671
3.75%, 10/01/30 (Call 07/01/30)(a)	752	652,277
Antofagasta PLC, 5.63%, 05/13/32 (Call 02/13/32)(b)	215	213,563
Barrick Gold Corp.
5.25%, 04/01/42	155	151,005
6.45%, 10/15/35	655	707,547
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	1,100	1,164,110
Barrick North America Finance LLC
5.70%, 05/30/41	1,221	1,239,656
5.75%, 05/01/43	1,063	1,088,200
7.50%, 09/15/38(a)	312	358,655
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	1,050	1,075,110
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	1,654	1,425,151
4.75%, 02/28/28 (Call 01/28/28)	1,175	1,167,055
4.88%, 02/27/26(a)	1,125	1,120,155
4.90%, 02/28/33 (Call 11/28/32)	1,180	1,164,284
5.00%, 09/30/43	3,226	3,085,761
5.10%, 09/08/28 (Call 08/08/28)	1,490	1,499,070
5.25%, 09/08/26	1,607	1,616,945
5.25%, 09/08/30 (Call 07/08/30)	1,406	1,417,128
5.25%, 09/08/33 (Call 06/08/33)	2,060	2,069,165
5.50%, 09/08/53 (Call 03/08/53)(a)	800	818,423
6.42%, 03/01/26	437	447,698
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(b)	884	772,897
3.15%, 01/14/30 (Call 10/14/29)(a)(b)	1,161	1,010,730
3.15%, 01/15/51 (Call 07/15/50)(b)	682	413,310
3.63%, 08/01/27 (Call 05/01/27)(b)	1,750	1,643,099
3.70%, 01/30/50 (Call 07/30/49)(b)	4,463	2,982,159
3.75%, 01/15/31 (Call 10/15/30)(b)	755	664,021
4.25%, 07/17/42(b)	760	583,832
4.38%, 02/05/49 (Call 08/05/48)(b)	1,710	1,301,242
4.50%, 09/16/25(a)(b)	862	844,228
4.50%, 08/01/47 (Call 02/01/47)(b)	1,570	1,207,189
4.88%, 11/04/44(a)(b)	1,057	864,516
5.13%, 02/02/33 (Call 11/02/32)(a)(b)	1,325	1,240,688
5.63%, 09/21/35(a)(b)	409	391,759
5.63%, 10/18/43(a)(b)	1,073	979,833
5.95%, 01/08/34 (Call 10/08/33)(a)(b)	1,392	1,373,661
6.15%, 10/24/36(b)	100	99,166
6.30%, 09/08/53 (Call 03/08/53)(b)	1,020	985,527
6.44%, 01/26/36 (Call 10/26/35)(b)	273	277,573
Freeport Indonesia PT
4.76%, 04/14/27 (Call 03/14/27)(b)	550	534,900
5.32%, 04/14/32 (Call 01/01/32)(b)	1,730	1,675,734
6.20%, 04/14/52 (Call 10/14/51)(a)(b)	1,330	1,271,708
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 04/01/24)	785	744,808
4.25%, 03/01/30 (Call 03/01/25)	940	878,278
4.38%, 08/01/28 (Call 04/01/24)(a)	770	732,514
4.63%, 08/01/30 (Call 08/01/25)(a)	876	834,814
5.00%, 09/01/27 (Call 04/01/24)(a)	515	506,333
5.25%, 09/01/29 (Call 09/01/24)(a)	750	745,982
5.40%, 11/14/34 (Call 05/14/34)	1,105	1,074,939
5.45%, 03/15/43 (Call 09/15/42)	2,335	2,174,226

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(b)	$714	$527,102
Glencore Canada Corp., 6.20%, 06/15/35(a)	560	578,166
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)(b)	466	440,943
6.00%, 11/15/41(b)	890	884,767
6.90%, 11/15/37(b)	1,009	1,094,474
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	1,310	1,237,378
1.63%, 04/27/26 (Call 03/27/26)(b)	1,312	1,213,389
2.50%, 09/01/30 (Call 06/01/30)(a)(b)	1,295	1,096,179
2.63%, 09/23/31 (Call 06/23/31)(b)	990	821,365
2.85%, 04/27/31 (Call 01/27/31)(b)	805	685,948
3.38%, 09/23/51 (Call 03/23/51)(a)(b)	555	380,851
3.88%, 10/27/27 (Call 07/27/27)(b)	660	627,719
3.88%, 04/27/51 (Call 10/27/50)(a)(b)	392	293,912
4.00%, 04/16/25(b)	800	786,089
4.00%, 03/27/27 (Call 12/27/26)(b)	1,392	1,339,352
4.88%, 03/12/29 (Call 12/12/28)(a)(b)	1,134	1,118,322
5.40%, 05/08/28 (Call 04/08/28)(b)	940	945,143
5.70%, 05/08/33 (Call 02/08/33)(b)	795	804,171
6.13%, 10/06/28 (Call 09/06/28)(b)	1,030	1,063,124
6.38%, 10/06/30 (Call 08/06/30)(b)	610	640,951
6.50%, 10/06/33 (Call 07/06/33)(a)(b)	675	720,147
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29 (Call 02/15/29)(b)	110	111,371
Indonesia Asahan Aluminium PT/Mineral
Industri Indonesia Persero PT
4.75%, 05/15/25 (Call 04/15/25)(b)	1,763	1,740,174
5.45%, 05/15/30 (Call 02/15/30)(a)(b)	1,290	1,260,678
5.80%, 05/15/50 (Call 11/15/49)(b)	445	409,455
6.53%, 11/15/28(a)(b)	530	545,932
6.76%, 11/15/48(a)(b)	550	569,308
Industrias Penoles SAB de CV
4.15%, 09/12/29 (Call 06/12/29)(b)	590	545,374
4.75%, 08/06/50 (Call 02/06/50)(b)	471	363,471
5.65%, 09/12/49 (Call 03/12/49)(b)	390	342,607
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	1,075	1,044,749
6.25%, 07/15/33 (Call 04/15/33)(b)	950	969,622
6.88%, 09/01/41 (Call 03/01/41)	485	509,884
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(b)	1,360	1,048,027
Newcastle Coal Infrastructure Group Pty. Ltd.
4.40%, 09/29/27 (Call 06/29/27)(a)(b)	499	468,578
4.70%, 05/12/31 (Call 02/12/31)(a)(b)	881	789,482
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	1,402	1,172,418
2.60%, 07/15/32 (Call 04/15/32)(a)	1,585	1,304,468
2.80%, 10/01/29 (Call 07/01/29)(a)	1,141	1,013,557
4.88%, 03/15/42 (Call 09/15/41)(a)	1,330	1,225,185
5.45%, 06/09/44 (Call 12/09/43)	489	477,671
5.88%, 04/01/35(a)	792	815,606
6.25%, 10/01/39	1,165	1,234,217
Newmont Corp./Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(b)	1,091	975,772
4.20%, 05/13/50 (Call 11/13/49)	625	514,391
5.75%, 11/15/41 (Call 08/15/41)(a)	695	705,485
Northern Star Resources Ltd., 6.13%, 04/11/33 (Call 01/11/33)(a)(b)	860	859,770

Security	Par (000)	Value

Mining (continued)
Rio Tinto Alcan Inc.
5.75%, 06/01/35(a)	$557	$577,363
6.13%, 12/15/33	1,339	1,423,794
7.25%, 03/15/31	325	363,099
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	1,415	897,692
5.20%, 11/02/40(a)	1,716	1,689,427
7.13%, 07/15/28	1,340	1,459,574
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	1,191	1,022,652
4.75%, 03/22/42 (Call 09/22/41)(a)	969	908,151
5.00%, 03/09/33 (Call 12/09/32)(a)	1,065	1,063,902
5.13%, 03/09/53 (Call 09/09/52)	620	595,875
South32 Treasury Ltd., 4.35%, 04/14/32 (Call 01/14/32)(a)(b)	1,130	1,011,325
Southern Copper Corp.
3.88%, 04/23/25	586	574,245
5.25%, 11/08/42	1,872	1,760,038
5.88%, 04/23/45	1,523	1,514,398
6.75%, 04/16/40	1,775	1,950,354
7.50%, 07/27/35	1,169	1,346,274
Vale Canada Ltd., 7.20%, 09/15/32(a)	60	64,650
Yamana Gold Inc.
2.63%, 08/15/31 (Call 05/15/31)(a)	1,030	851,052
4.63%, 12/15/27 (Call 09/15/27)	406	389,146

		123,675,688

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	1,455	1,347,606
3.25%, 02/15/29 (Call 04/01/24)	1,170	1,043,225
3.28%, 12/01/28 (Call 10/01/28)	985	881,161
3.57%, 12/01/31 (Call 09/01/31)	1,075	933,003
4.13%, 05/01/25 (Call 04/01/24)	925	905,899
4.25%, 04/01/28 (Call 04/01/24)(a)	980	932,039

		6,042,933

Oil & Gas — 4.1%
Aker BP ASA
2.00%, 07/15/26 (Call 06/15/26)(b)	1,420	1,307,885
3.10%, 07/15/31 (Call 04/15/31)(b)	1,555	1,313,372
3.75%, 01/15/30 (Call 10/15/29)(b)	1,369	1,240,690
4.00%, 01/15/31 (Call 10/15/30)(b)	1,080	975,748
5.60%, 06/13/28 (Call 05/13/28)(b)	660	666,175
6.00%, 06/13/33 (Call 03/13/33)(b)	960	976,152
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(a)	370	339,775
4.38%, 10/15/28 (Call 07/15/28)(a)	250	234,570
4.75%, 04/15/43 (Call 10/15/42)(a)	890	683,364
5.10%, 09/01/40 (Call 03/01/40)(a)	1,505	1,259,279
5.25%, 02/01/42 (Call 08/01/41)(a)	440	362,560
5.35%, 07/01/49 (Call 01/01/49)	740	599,918
6.00%, 01/15/37(a)	780	758,090
BG Energy Capital PLC, 5.13%, 10/15/41(b)	1,590	1,480,376
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	1,527	1,258,284
2.72%, 01/12/32 (Call 10/12/31)(a)	2,540	2,155,258
2.77%, 11/10/50 (Call 05/10/50)	1,635	1,040,244
2.94%, 06/04/51 (Call 12/04/50)(a)	3,250	2,128,351
3.00%, 02/24/50 (Call 08/24/49)	2,711	1,808,733
3.00%, 03/17/52 (Call 09/17/51)(a)	1,733	1,149,962
3.02%, 01/16/27 (Call 10/16/26)(a)	1,360	1,292,126

104	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.06%, 06/17/41 (Call 12/17/40)	$2,188	$1,627,493
3.07%, 03/30/50 (Call 09/30/49)	100	91,745
3.12%, 05/04/26 (Call 02/04/26)	1,576	1,514,614
3.38%, 02/08/61 (Call 08/08/60)	2,638	1,776,635
3.41%, 02/11/26 (Call 12/11/25)	1,417	1,374,095
3.54%, 04/06/27 (Call 02/06/27)	997	957,244
3.59%, 04/14/27 (Call 01/14/27)	1,094	1,051,824
3.63%, 04/06/30 (Call 01/06/30)	1,637	1,526,692
3.80%, 09/21/25 (Call 07/21/25)	1,410	1,382,973
3.94%, 09/21/28 (Call 06/21/28)	1,481	1,423,222
4.23%, 11/06/28 (Call 08/06/28)	2,770	2,692,640
4.70%, 04/10/29 (Call 03/10/29)(a)	1,550	1,531,271
4.81%, 02/13/33 (Call 11/13/32)	2,995	2,921,880
4.89%, 09/11/33 (Call 06/11/33)	2,015	1,976,176
4.99%, 04/10/34 (Call 01/10/34)	1,355	1,332,999
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	2,153	2,038,323
3.72%, 11/28/28 (Call 08/28/28)(a)	1,186	1,126,368
4.38%, (Call 06/22/25), (5-year CMT + 4.036%)(a)(d)(e)	555	546,879
4.88%, (Call 03/22/30), (5-year CMT + 4.398%)(a)(d)(e)	1,590	1,500,561
Burlington Resources LLC
5.95%, 10/15/36(a)	770	810,494
7.20%, 08/15/31	67	75,475
7.40%, 12/01/31	650	743,722
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	847	808,257
2.95%, 07/15/30 (Call 04/15/30)	964	837,469
3.85%, 06/01/27 (Call 03/01/27)	1,563	1,498,033
4.95%, 06/01/47 (Call 12/01/46)(a)	937	817,663
5.85%, 02/01/35(a)	667	666,270
6.25%, 03/15/38	1,492	1,533,469
6.45%, 06/30/33	680	717,791
6.50%, 02/15/37	665	692,495
6.75%, 02/01/39(a)	553	588,994
7.20%, 01/15/32	520	566,312
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	928	758,667
3.75%, 02/15/52 (Call 08/15/51)(a)	1,237	883,594
4.25%, 04/15/27 (Call 01/15/27)	261	252,819
5.25%, 06/15/37 (Call 12/15/36)(a)	231	214,305
5.40%, 06/15/47 (Call 12/15/46)	863	790,608
6.75%, 11/15/39(a)	432	468,183
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	2,705	2,595,479
2.00%, 05/11/27 (Call 03/11/27)	1,481	1,362,417
2.24%, 05/11/30 (Call 02/11/30)	2,163	1,870,950
2.95%, 05/16/26 (Call 02/16/26)	2,990	2,872,324
2.98%, 05/11/40 (Call 11/11/39)(a)	360	270,990
3.08%, 05/11/50 (Call 11/11/49)(a)	1,626	1,146,481
3.33%, 11/17/25 (Call 08/17/25)	1,205	1,175,751
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	1,215	1,142,566
1.02%, 08/12/27 (Call 06/12/27)	1,263	1,116,719
2.34%, 08/12/50 (Call 02/12/50)(a)	1,254	750,389
3.25%, 10/15/29 (Call 07/15/29)	1,109	1,033,095
3.85%, 01/15/28 (Call 10/15/27)	794	772,666
5.25%, 11/15/43 (Call 05/15/43)	405	408,431
6.00%, 03/01/41 (Call 09/01/40)	120	130,647

Security	Par (000)	Value

Oil & Gas (continued)
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(a)(b)	$325	$332,573
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(a)(b)	1,000	1,056,550
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(a)(b)	1,025	997,622
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	485	439,250
3.30%, 09/30/49 (Call 03/30/49)	500	364,085
4.25%, 05/09/43	200	176,234
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	385	367,656
CNOOC Finance 2015 Australia Pty. Ltd.,
4.20%, 05/05/45	330	288,317
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	350	342,713
4.38%, 05/02/28	655	640,282
CNOOC Petroleum North America ULC
5.88%, 03/10/35	649	681,110
6.40%, 05/15/37(a)	1,149	1,267,884
7.50%, 07/30/39(a)	675	819,727
7.88%, 03/15/32	489	578,599
Conoco Funding Co., 7.25%, 10/15/31(a)	730	827,741
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/11/24)	111	107,835
3.76%, 03/15/42 (Call 09/15/41)	1,454	1,182,684
3.80%, 03/15/52 (Call 09/15/51)	1,877	1,438,850
4.03%, 03/15/62 (Call 09/15/61)	2,490	1,937,119
4.30%, 11/15/44 (Call 05/15/44)	1,342	1,153,918
4.88%, 10/01/47 (Call 04/01/47)	420	389,810
5.05%, 09/15/33 (Call 06/15/33)(a)	455	453,590
5.30%, 05/15/53 (Call 11/15/52)	1,045	1,022,808
5.55%, 03/15/54 (Call 09/15/53)	960	971,243
5.70%, 09/15/63 (Call 03/15/63)	905	924,439
5.90%, 10/15/32	739	789,958
5.90%, 05/15/38	325	340,464
5.95%, 03/15/46 (Call 09/15/45)	155	161,259
6.50%, 02/01/39	1,555	1,748,200
6.95%, 04/15/29	1,505	1,649,362
Continental Resources Inc./OK
2.27%, 11/15/26 (Call 04/01/24)(b)	1,483	1,360,983
2.88%, 04/01/32 (Call 01/01/32)(a)(b)	1,155	927,362
4.38%, 01/15/28 (Call 10/15/27)	1,368	1,315,148
4.90%, 06/01/44 (Call 12/01/43)(a)	1,106	897,162
5.75%, 01/15/31 (Call 07/15/30)(b)	1,625	1,592,963
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	1,275	1,226,174
4.38%, 03/15/29 (Call 12/15/28)(a)	877	844,963
5.60%, 03/15/34 (Call 12/15/33)	625	624,339
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)(a)	1,099	1,048,837
4.75%, 05/15/42 (Call 11/15/41)	1,342	1,135,569
5.00%, 06/15/45 (Call 12/15/44)(a)	555	480,311
5.25%, 10/15/27 (Call 03/11/24)	963	960,900
5.60%, 07/15/41 (Call 01/15/41)	2,075	1,952,921
5.85%, 12/15/25 (Call 09/15/25)	929	934,377
5.88%, 06/15/28 (Call 03/11/24)(a)	780	784,706
7.88%, 09/30/31	324	368,050
7.95%, 04/15/32	645	735,724
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	1,151	1,009,123
3.25%, 12/01/26 (Call 10/01/26)(a)	1,322	1,263,639

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.50%, 12/01/29 (Call 09/01/29)	$1,537	$1,411,005
4.25%, 03/15/52 (Call 09/15/51)	1,203	951,392
4.40%, 03/24/51 (Call 09/24/50)(a)	975	787,413
6.25%, 03/15/33 (Call 12/15/32)	1,480	1,555,948
6.25%, 03/15/53 (Call 09/15/52)(a)	920	972,851
Empresa Nacional del Petroleo
3.45%, 09/16/31 (Call 06/16/31)(b)	225	188,811
3.75%, 08/05/26 (Call 05/05/26)(b)	1,555	1,473,326
4.50%, 09/14/47 (Call 03/14/47)(b)	896	654,686
5.25%, 11/06/29 (Call 08/06/29)(a)(b)	435	420,215
6.15%, 05/10/33 (Call 02/10/33)(b)	1,050	1,045,623
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(a)(b)	1,690	1,630,740
5.70%, 10/01/40(b)	640	599,672
Series X-R, 4.75%, 09/12/28(b)	1,790	1,771,189
Eni USA Inc., 7.30%, 11/15/27(a)	820	871,490
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	805	787,000
3.90%, 04/01/35 (Call 10/01/34)	1,031	926,601
4.15%, 01/15/26 (Call 10/15/25)(a)	1,521	1,497,759
4.38%, 04/15/30 (Call 01/15/30)	1,388	1,347,161
4.95%, 04/15/50 (Call 10/15/49)(a)	1,425	1,327,860
5.10%, 01/15/36 (Call 07/15/35)	105	102,346
EQT Corp.
3.13%, 05/15/26 (Call 04/01/24)(b)	1,054	996,768
3.63%, 05/15/31 (Call 05/15/30)(a)(b)	795	694,911
3.90%, 10/01/27 (Call 07/01/27)	1,335	1,262,924
5.00%, 01/15/29 (Call 07/15/28)	593	577,930
5.70%, 04/01/28 (Call 03/01/28)	881	887,292
5.75%, 02/01/34 (Call 11/01/33)(a)	650	639,347
7.00%, 02/01/30 (Call 11/01/29)(a)	675	714,716
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	1,061	999,128
2.38%, 05/22/30 (Call 02/22/30)	1,057	917,902
2.88%, 04/06/25 (Call 03/06/25)	1,791	1,748,162
3.00%, 04/06/27 (Call 02/06/27)	962	910,093
3.13%, 04/06/30 (Call 01/06/30)(a)	1,888	1,722,044
3.25%, 11/18/49 (Call 05/18/49)(a)	1,187	855,683
3.63%, 09/10/28 (Call 06/10/28)	1,250	1,196,495
3.63%, 04/06/40 (Call 10/06/39)	774	638,396
3.70%, 04/06/50 (Call 10/06/49)(a)	1,527	1,192,621
3.95%, 05/15/43	1,242	1,037,403
4.25%, 11/23/41(a)	684	602,205
4.80%, 11/08/43	898	843,561
5.10%, 08/17/40	1,008	991,418
6.50%, 12/01/28(b)	605	645,810
6.80%, 01/15/28	625	663,097
7.15%, 11/15/25	628	647,784
7.15%, 01/15/29	115	125,307
7.25%, 09/23/27	734	790,167
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	1,674	1,581,694
2.44%, 08/16/29 (Call 05/16/29)(a)	1,070	955,723
2.61%, 10/15/30 (Call 07/15/30)	2,513	2,204,374
2.71%, 03/06/25 (Call 12/06/24)	1,960	1,913,809
2.99%, 03/19/25 (Call 02/19/25)	2,309	2,256,874
3.00%, 08/16/39 (Call 02/16/39)	1,262	973,139
3.04%, 03/01/26 (Call 12/01/25)	2,755	2,658,172
3.10%, 08/16/49 (Call 02/16/49)	1,974	1,381,256
3.29%, 03/19/27 (Call 01/19/27)(a)	1,772	1,707,054
3.45%, 04/15/51 (Call 10/15/50)	3,231	2,391,317

Security	Par (000)	Value

Oil & Gas (continued)
3.48%, 03/19/30 (Call 12/19/29)	$2,520	$2,353,065
3.57%, 03/06/45 (Call 09/06/44)	1,580	1,234,648
4.11%, 03/01/46 (Call 09/01/45)	3,207	2,717,613
4.23%, 03/19/40 (Call 09/19/39)	2,911	2,610,129
4.33%, 03/19/50 (Call 09/19/49)	3,081	2,672,536
GS Caltex Corp., 4.50%, 01/05/26(b)	455	446,130
Helmerich & Payne Inc., 2.90%, 09/29/31
(Call 06/29/31)(a)	942	783,486
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	1,840	1,795,079
5.60%, 02/15/41(a)	1,781	1,793,420
5.80%, 04/01/47 (Call 10/01/46)	797	809,923
6.00%, 01/15/40	1,204	1,263,809
7.13%, 03/15/33	824	924,090
7.30%, 08/15/31	917	1,031,535
7.88%, 10/01/29(a)	636	712,621
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)(a)	520	486,516
5.00%, 02/01/28 (Call 03/11/24)(b)	265	255,185
5.88%, 04/01/26 (Call 01/01/26)(a)	1,376	1,380,252
6.38%, 04/15/27 (Call 04/15/24)(a)(b)	105	105,179
Hunt Oil Co. of Peru LLC Sucursal Del Peru,
8.55%, 09/18/33 (Call 06/18/33)(b)	100	105,768
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(a)(b)	490	397,513
4.75%, 04/19/27(a)(b)	243	234,600
5.38%, 04/24/30(b)	1,150	1,113,918
5.75%, 04/19/47(b)	2,100	1,779,968
6.38%, 10/24/48(b)	2,225	2,021,969
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	1,814	1,762,238
5.20%, 06/01/45 (Call 12/01/44)	699	606,727
6.60%, 10/01/37(a)	1,210	1,261,599
6.80%, 03/15/32(a)	768	819,933
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)	874	832,601
4.50%, 04/01/48 (Call 10/01/47)(a)	754	620,056
4.70%, 05/01/25 (Call 04/01/25)	1,217	1,205,501
4.75%, 09/15/44 (Call 03/15/44)	1,422	1,241,497
5.00%, 09/15/54 (Call 03/15/54)	328	280,064
5.13%, 12/15/26 (Call 09/15/26)	1,216	1,214,679
5.85%, 12/15/45 (Call 06/15/45)	321	310,571
6.50%, 03/01/41 (Call 09/01/40)	1,395	1,480,574
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	1,080	1,157,515
Occidental Petroleum Corp.
0.00%, 10/10/36 (Put 10/10/24)(a)(f)	1,457	768,787
3.40%, 04/15/26 (Call 01/15/26)	330	315,889
3.50%, 08/15/29 (Call 05/15/29)(a)	440	399,843
4.10%, 02/15/47 (Call 08/15/46)(a)	274	201,442
4.20%, 03/15/48 (Call 09/15/47)(a)	440	336,244
4.40%, 04/15/46 (Call 10/15/45)(a)	470	375,534
4.40%, 08/15/49 (Call 02/15/49)	492	363,834
4.63%, 06/15/45 (Call 12/15/44)(a)	510	411,667
5.50%, 12/01/25 (Call 09/01/25)	605	603,558
5.55%, 03/15/26 (Call 12/15/25)(a)	455	455,499
5.88%, 09/01/25 (Call 06/01/25)	85	85,204
6.13%, 01/01/31 (Call 07/01/30)	1,295	1,328,333
6.20%, 03/15/40	1,050	1,066,442
6.38%, 09/01/28 (Call 03/01/28)(a)	260	269,339
6.45%, 09/15/36	2,525	2,658,471
6.60%, 03/15/46 (Call 09/15/45)(a)	1,455	1,545,486

106	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.63%, 09/01/30 (Call 03/01/30)	$1,885	$1,983,774
7.50%, 05/01/31	535	590,823
7.88%, 09/15/31	620	697,675
7.95%, 06/15/39(a)	550	636,607
8.50%, 07/15/27 (Call 01/15/27)(a)	180	195,250
8.88%, 07/15/30 (Call 01/15/30)	1,130	1,303,275
Ovintiv Inc.
5.38%, 01/01/26 (Call 10/01/25)	994	989,184
5.65%, 05/15/25(a)	540	540,106
5.65%, 05/15/28 (Call 04/15/28)(a)	930	938,279
6.25%, 07/15/33 (Call 04/15/33)(a)	645	663,184
6.50%, 08/15/34(a)	1,085	1,137,129
6.50%, 02/01/38	432	441,348
6.63%, 08/15/37(a)	666	686,889
7.10%, 07/15/53 (Call 01/15/53)	453	494,609
7.20%, 11/01/31	687	741,852
7.38%, 11/01/31	695	757,420
8.13%, 09/15/30	498	558,029
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	135	126,409
5.15%, 11/15/29 (Call 08/15/29)(a)	125	120,640
7.15%, 10/01/33 (Call 07/01/33)(a)	365	386,719
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(b)	987	911,494
2.30%, 02/09/31 (Call 11/09/30)(b)	1,355	1,112,614
3.10%, 01/21/30 (Call 10/21/29)(b)	450	398,768
3.10%, 08/27/30 (Call 05/25/30)(a)(b)	720	632,124
3.65%, 07/30/29(a)(b)	2,205	2,038,487
4.15%, 02/25/60 (Call 08/25/59)(a)(b)	805	594,643
4.18%, 01/21/50 (Call 07/21/49)(b)	1,195	912,986
4.70%, 07/30/49(b)	867	721,203
5.63%, 05/20/43(a)(b)	1,855	1,759,411
6.00%, 05/03/42(b)	1,720	1,703,021
6.45%, 05/30/44(a)(b)	1,692	1,755,597
6.50%, 05/27/41(b)	350	366,564
6.50%, 11/07/48(b)	1,000	1,047,339
Petroliam Nasional Bhd, 7.63%, 10/15/26(b)	590	624,120
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(b)	1,265	1,047,306
3.40%, 04/28/61 (Call 10/28/60)(a)(b)	2,040	1,378,214
3.50%, 03/18/25(b)	532	520,839
3.50%, 04/21/30 (Call 01/21/30)(b)	3,273	2,989,353
4.50%, 03/18/45(b)	1,790	1,570,671
4.55%, 04/21/50 (Call 10/21/49)(b)	3,618	3,163,011
4.80%, 04/21/60 (Call 10/21/59)(a)(b)	1,202	1,075,670
Petronas Energy Canada Ltd., 2.11%, 03/23/28 (Call 01/23/28)(a)(b)	810	724,711
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	876	810,606
2.15%, 12/15/30 (Call 09/15/30)(a)	1,091	906,123
3.30%, 03/15/52 (Call 09/15/51)(a)	1,615	1,099,845
3.85%, 04/09/25 (Call 03/09/25)	810	796,183
3.90%, 03/15/28 (Call 12/15/27)	1,338	1,288,916
4.65%, 11/15/34 (Call 05/15/34)	1,626	1,528,009
4.88%, 11/15/44 (Call 05/15/44)	2,051	1,875,877
5.88%, 05/01/42	1,515	1,561,761
Phillips 66 Co.
3.15%, 12/15/29 (Call 09/15/29)	1,088	983,477
3.55%, 10/01/26 (Call 07/01/26)	889	853,093
3.75%, 03/01/28 (Call 12/01/27)	308	293,680
4.68%, 02/15/45 (Call 08/15/44)	810	708,673

Security	Par (000)	Value

Oil & Gas (continued)
4.90%, 10/01/46 (Call 04/01/46)	$869	$775,967
4.95%, 12/01/27 (Call 11/01/27)	1,045	1,041,517
5.25%, 06/15/31 (Call 04/15/31)	625	623,123
5.30%, 06/30/33 (Call 03/30/33)	1,465	1,452,858
5.65%, 06/15/54 (Call 12/15/53)	625	618,774
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	494	458,504
1.90%, 08/15/30 (Call 05/15/30)	1,191	992,087
2.15%, 01/15/31 (Call 10/15/30)(a)	693	579,764
5.10%, 03/29/26	995	993,917
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(a)(b)	620	569,165
2.99%, 01/15/30 (Call 07/15/29)(a)(b)	155	137,330
3.90%, 12/06/59(a)(b)	435	329,056
Qatar Energy
1.38%, 09/12/26 (Call 08/12/26)(a)(b)	1,607	1,465,934
2.25%, 07/12/31 (Call 04/12/31)(a)(b)	3,716	3,085,603
3.13%, 07/12/41 (Call 01/12/41)(a)(b)	4,920	3,605,406
3.30%, 07/12/51 (Call 01/12/51)(b)	5,587	3,861,176
Raizen Fuels Finance SA, 5.30%, 01/20/27(b)	415	413,134
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(b)	774	779,603
6.33%, 09/30/27(b)	1,037	1,051,429
Reliance Industries Ltd.
2.88%, 01/12/32(a)(b)	2,435	2,060,289
3.63%, 01/12/52(b)	1,935	1,405,220
3.67%, 11/30/27(b)	100	94,419
3.75%, 01/12/62(b)	980	694,909
4.88%, 02/10/45(b)	165	149,625
SA Global Sukuk Ltd.
1.60%, 06/17/26 (Call 05/17/26)(b)	365	335,612
2.69%, 06/17/31 (Call 03/17/31)(a)(b)	3,047	2,599,487
Santos Finance Ltd.
3.65%, 04/29/31 (Call 01/29/31)(b)	1,581	1,365,532
6.88%, 09/19/33 (Call 06/19/33)(b)	1,025	1,067,368
Saudi Arabian Oil Co.
1.63%, 11/24/25 (Call 10/24/25)(b)	2,090	1,957,586
2.25%, 11/24/30 (Call 08/24/30)(b)	2,293	1,917,246
3.25%, 11/24/50 (Call 05/24/50)(a)(b)	2,554	1,689,732
3.50%, 04/16/29(a)(b)	2,726	2,527,367
3.50%, 11/24/70 (Call 05/24/70)(a)(b)	2,958	1,859,866
4.25%, 04/16/39(a)(b)	4,257	3,665,558
4.38%, 04/16/49(b)	4,531	3,688,007
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	2,085	1,836,171
2.50%, 09/12/26(a)	1,551	1,464,744
2.75%, 04/06/30 (Call 01/06/30)(a)	2,461	2,191,326
2.88%, 05/10/26	2,526	2,417,436
2.88%, 11/26/41 (Call 05/26/41)	855	624,041
3.00%, 11/26/51 (Call 05/26/51)	1,470	988,108
3.13%, 11/07/49 (Call 05/07/49)	1,467	1,016,049
3.25%, 05/11/25	2,158	2,110,451
3.25%, 04/06/50 (Call 10/06/49)(a)	2,542	1,808,705
3.63%, 08/21/42	836	672,216
3.75%, 09/12/46	1,724	1,358,018
3.88%, 11/13/28 (Call 08/13/28)(a)	2,035	1,963,942
4.00%, 05/10/46	2,895	2,376,021
4.13%, 05/11/35	2,264	2,098,040
4.38%, 05/11/45	2,901	2,534,172
4.55%, 08/12/43	1,431	1,299,081
5.50%, 03/25/40(a)	1,415	1,456,614

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.38%, 12/15/38	$3,283	$3,662,323
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	245	217,999
Sinopec Group Overseas Development 2012
Ltd., 4.88%, 05/17/42(b)	917	877,789
Sinopec Group Overseas Development 2015
Ltd.
3.25%, 04/28/25(b)	1,420	1,386,739
4.10%, 04/28/45(b)	1,235	1,060,441
Sinopec Group Overseas Development 2016
Ltd.
2.75%, 09/29/26(b)	1,303	1,229,928
3.50%, 05/03/26(a)(b)	565	546,609
4.25%, 05/03/46(b)	790	691,124
Sinopec Group Overseas Development 2017
Ltd.
3.25%, 09/13/27(b)	1,165	1,102,394
3.63%, 04/12/27(b)	2,060	1,983,415
4.00%, 09/13/47(b)	710	592,580
4.25%, 04/12/47(a)(b)	300	260,902
Sinopec Group Overseas Development 2018
Ltd.
1.45%, 01/08/26 (Call 12/08/25)(b)	385	360,525
2.15%, 05/13/25 (Call 04/13/25)(b)	1,360	1,307,647
2.30%, 01/08/31 (Call 10/08/30)(a)(b)	1,094	937,773
2.70%, 05/13/30 (Call 02/13/30)(a)(b)	1,605	1,429,598
2.95%, 08/08/29 (Call 05/08/29)(a)(b)	879	804,656
2.95%, 11/12/29 (Call 08/12/29)(b)	624	567,160
3.10%, 01/08/51 (Call 07/08/50)(b)	675	468,715
3.35%, 05/13/50 (Call 11/13/49)(b)	1,084	796,200
3.44%, 11/12/49 (Call 05/12/49)(a)(b)	435	326,672
3.68%, 08/08/49 (Call 02/08/49)(a)(b)	987	777,731
4.13%, 09/12/25(a)(b)	510	501,095
4.25%, 09/12/28(a)(b)	865	844,944
4.60%, 09/12/48(b)	938	859,548
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(a)	1,010	735,251
4.00%, 11/15/47 (Call 05/15/47)	885	674,787
5.95%, 12/01/34(a)	564	587,161
6.50%, 06/15/38	1,701	1,780,719
6.80%, 05/15/38	1,285	1,372,254
6.85%, 06/01/39	936	1,007,578
7.00%, 11/15/28(a)	205	218,836
7.15%, 02/01/32	820	897,924
7.88%, 06/15/26	595	624,468
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(b)	582	546,585
3.25%, 08/15/30 (Call 02/15/30)(a)(b)	460	375,329
4.00%, 08/15/26(a)(b)	685	641,501
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(a)(b)	615	514,948
3.50%, 10/17/49(a)(b)	940	635,855
3.75%, 06/18/50(b)	765	537,636
4.63%, 11/20/28(b)	345	334,849
5.38%, 11/20/48(b)	535	491,538
Tosco Corp., 8.13%, 02/15/30	556	642,263
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	1,591	1,430,563
2.99%, 06/29/41 (Call 12/29/40)	1,408	1,044,700
3.13%, 05/29/50 (Call 11/29/49)(a)	3,195	2,226,486
3.39%, 06/29/60 (Call 12/29/59)	701	486,564
3.46%, 02/19/29 (Call 11/19/28)	1,944	1,825,491

Security	Par (000)	Value

Oil & Gas (continued)
3.46%, 07/12/49 (Call 01/12/49)	$1,355	$1,014,098
TotalEnergies Capital SA, 3.88%, 10/11/28	1,609	1,551,057
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)(a)	877	794,713
2.80%, 12/01/31 (Call 09/01/31)(a)	1,235	1,043,207
2.85%, 04/15/25 (Call 03/15/25)	82	79,637
3.40%, 09/15/26 (Call 06/15/26)	260	248,402
3.65%, 12/01/51 (Call 06/01/51)	1,280	901,680
4.00%, 04/01/29 (Call 01/01/29)	392	374,129
4.00%, 06/01/52 (Call 12/01/51)(a)	903	679,303
4.35%, 06/01/28 (Call 03/01/28)	1,053	1,024,836
4.90%, 03/15/45(a)	503	452,653
6.63%, 06/15/37	2,046	2,191,089
7.50%, 04/15/32	710	807,871
Var Energi ASA
7.50%, 01/15/28 (Call 12/15/27)(b)	620	652,883
8.00%, 11/15/32 (Call 08/15/32)(b)	1,440	1,600,531
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	1,350	1,320,126
3.70%, 09/15/26 (Call 06/15/26)(b)	1,390	1,327,685
3.70%, 03/15/28 (Call 12/15/27)(b)	1,465	1,364,608
4.50%, 03/04/29 (Call 12/04/28)(a)(b)	1,576	1,502,926
XTO Energy Inc., 6.75%, 08/01/37(a)	662	744,233

		433,143,302

Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,460	1,418,942
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	1,272	1,173,151
3.14%, 11/07/29 (Call 08/07/29)(a)	910	830,867
3.34%, 12/15/27 (Call 09/15/27)(a)	1,978	1,865,086
4.08%, 12/15/47 (Call 06/15/47)	1,803	1,455,767
4.49%, 05/01/30 (Call 02/01/30)	807	784,069
Guara Norte Sarl, 5.20%, 06/15/34(b)	236	212,350
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	1,613	1,432,687
3.80%, 11/15/25 (Call 08/15/25)	891	870,450
4.50%, 11/15/41 (Call 05/15/41)	1,020	900,025
4.75%, 08/01/43 (Call 02/01/43)	1,228	1,110,282
4.85%, 11/15/35 (Call 05/15/35)	1,140	1,096,370
5.00%, 11/15/45 (Call 05/15/45)(a)	2,113	1,966,265
6.70%, 09/15/38	1,272	1,426,651
7.45%, 09/15/39	1,398	1,678,828
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	913	833,722
3.95%, 12/01/42 (Call 06/01/42)	1,659	1,238,622
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	812	767,305
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(b)	1,522	1,459,558
4.00%, 12/21/25 (Call 09/21/25)(b)	918	898,817
4.30%, 05/01/29 (Call 02/01/29)(b)	1,039	1,005,475
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(a)	1,654	1,453,950
4.50%, 05/15/28 (Call 04/15/28)	450	445,817
4.85%, 05/15/33 (Call 02/15/33)(a)	450	445,100

		26,770,156

Packaging & Containers — 0.3%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	20	19,254

108	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
4.50%, 05/15/28 (Call 02/15/28)	$950	$923,611
5.63%, 05/26/33 (Call 02/26/33)(a)	725	737,179
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	1,323	1,128,741
2.69%, 05/25/31 (Call 02/25/31)	1,103	931,792
3.10%, 09/15/26 (Call 06/15/26)	625	583,614
4.00%, 05/17/25 (Call 04/17/25)	199	195,196
AptarGroup Inc., 3.60%, 03/15/32
(Call 12/15/31)(a)	205	179,844
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)(a)	1,665	1,550,393
1.65%, 01/15/27 (Call 12/15/26)(a)	705	634,867
4.88%, 07/15/26 (Call 04/01/24)(b)	1,845	1,801,510
5.50%, 04/15/28 (Call 03/15/28)(a)(b)	590	586,221
5.65%, 01/15/34 (Call 10/15/33)(a)(b)	465	458,800
Brambles USA Inc., 4.13%, 10/23/25
(Call 07/25/25)(b)	1,062	1,037,502
CCL Industries Inc.
3.05%, 06/01/30 (Call 03/01/30)(b)	1,300	1,121,352
3.25%, 10/01/26 (Call 07/01/26)(b)	590	556,071
Graphic Packaging International LLC, 1.51%, 04/15/26 (Call 03/15/26)(b)	977	893,082
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	885	793,691
3.05%, 10/01/51 (Call 04/01/51)(a)	945	630,857
3.40%, 12/15/27 (Call 09/15/27)	1,096	1,035,638
4.05%, 12/15/49 (Call 06/15/49)	604	474,635
5.70%, 12/01/33 (Call 09/01/33)	300	307,023
Sealed Air Corp., 1.57%, 10/15/26
(Call 09/15/26)(b)	1,173	1,055,651
Silgan Holdings Inc., 1.40%, 04/01/26
(Call 03/01/26)(b)	1,120	1,022,377
Sonoco Products Co.
2.25%, 02/01/27 (Call 01/01/27)	805	739,232
2.85%, 02/01/32 (Call 11/01/31)	835	704,975
3.13%, 05/01/30 (Call 02/01/30)(a)	1,255	1,115,048
5.75%, 11/01/40 (Call 05/01/40)	25	25,124
Stora Enso OYJ, 7.25%, 04/15/36(a)(b)	410	433,930
WestRock MWV LLC
7.95%, 02/15/31(a)	515	586,834
8.20%, 01/15/30	470	534,684
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)(a)	1,097	925,514
3.38%, 09/15/27 (Call 06/15/27)	734	690,655
3.75%, 03/15/25 (Call 01/15/25)	884	867,683
3.90%, 06/01/28 (Call 03/01/28)	905	857,689
4.00%, 03/15/28 (Call 12/15/27)	858	819,021
4.20%, 06/01/32 (Call 03/01/32)(a)	611	573,977
4.65%, 03/15/26 (Call 01/15/26)	1,169	1,153,843
4.90%, 03/15/29 (Call 12/15/28)(a)	984	974,954

		29,662,064

Pharmaceuticals — 4.7%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	4,810	4,560,658
3.20%, 05/14/26 (Call 02/14/26)	2,916	2,807,204
3.20%, 11/21/29 (Call 08/21/29)	6,848	6,265,444
3.60%, 05/14/25 (Call 02/14/25)	3,350	3,283,038
3.80%, 03/15/25 (Call 12/15/24)	2,281	2,245,959
4.05%, 11/21/39 (Call 05/21/39)	5,063	4,438,897
4.25%, 11/14/28 (Call 08/14/28)	2,122	2,073,380
4.25%, 11/21/49 (Call 05/21/49)	7,399	6,347,612

Security	Par (000)	Value

Pharmaceuticals (continued)
4.30%, 05/14/36 (Call 11/14/35)	$1,428	$1,325,977
4.40%, 11/06/42	3,189	2,859,278
4.45%, 05/14/46 (Call 11/14/45)	2,591	2,291,399
4.50%, 05/14/35 (Call 11/14/34)	3,330	3,172,336
4.55%, 03/15/35 (Call 09/15/34)	2,283	2,187,252
4.63%, 10/01/42 (Call 04/01/42)	415	379,750
4.70%, 05/14/45 (Call 11/14/44)(a)	3,337	3,073,715
4.75%, 03/15/45 (Call 09/15/44)	1,338	1,240,294
4.80%, 03/15/27 (Call 02/15/27)	2,725	2,717,273
4.80%, 03/15/29 (Call 02/15/29)	2,725	2,712,429
4.85%, 06/15/44 (Call 12/15/43)	1,407	1,331,799
4.88%, 11/14/48 (Call 05/14/48)	2,240	2,119,867
4.95%, 03/15/31 (Call 01/15/31)	1,435	1,435,288
5.05%, 03/15/34 (Call 12/15/33)(a)	1,150	1,155,725
5.35%, 03/15/44 (Call 09/15/43)	820	827,540
5.40%, 03/15/54 (Call 09/15/53)(a)	600	609,073
5.50%, 03/15/64 (Call 09/15/63)(a)	700	708,054
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	1,875	1,724,588
1.75%, 05/28/28 (Call 03/28/28)	903	798,303
2.25%, 05/28/31 (Call 02/28/31)	1,055	885,040
4.80%, 02/26/27 (Call 01/26/27)	1,275	1,271,991
4.85%, 02/26/29 (Call 01/26/29)	1,355	1,354,535
4.88%, 03/03/28 (Call 02/03/28)	1,565	1,563,517
4.88%, 03/03/33 (Call 12/03/32)(a)	800	798,131
4.90%, 03/03/30 (Call 01/03/30)	925	926,753
4.90%, 02/26/31 (Call 12/26/30)	1,275	1,272,243
5.00%, 02/26/34 (Call 11/26/33)	1,275	1,279,280
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	1,667	1,525,384
1.38%, 08/06/30 (Call 05/06/30)(a)	1,942	1,573,735
2.13%, 08/06/50 (Call 02/06/50)	870	511,210
3.00%, 05/28/51 (Call 11/28/50)(a)	1,390	963,276
3.13%, 06/12/27 (Call 03/12/27)	1,170	1,111,802
3.38%, 11/16/25	2,540	2,470,248
4.00%, 01/17/29 (Call 10/17/28)	1,462	1,412,386
4.00%, 09/18/42	1,180	1,007,106
4.38%, 11/16/45	1,279	1,131,046
4.38%, 08/17/48 (Call 02/17/48)	911	810,483
6.45%, 09/15/37(a)	2,945	3,319,663
Bayer Corp., 6.65%, 02/15/28(b)	244	248,459
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(b)	508	351,236
4.20%, 07/15/34 (Call 01/15/34)(b)	679	568,746
4.25%, 12/15/25 (Call 10/15/25)(b)	3,307	3,215,412
4.38%, 12/15/28 (Call 09/15/28)(b)	3,937	3,667,366
4.40%, 07/15/44 (Call 01/15/44)(a)(b)	1,237	933,393
4.63%, 06/25/38 (Call 12/25/37)(b)	1,342	1,104,419
4.65%, 11/15/43 (Call 05/15/43)(b)	200	152,904
4.70%, 07/15/64 (Call 01/15/64)(b)	960	687,183
4.88%, 06/25/48 (Call 12/25/47)(a)(b)	2,820	2,234,594
5.50%, 08/15/25(b)	398	393,838
5.50%, 07/30/35(a)(b)	660	605,585
Bayer U.S. Finance LLC
6.13%, 11/21/26 (Call 10/21/26)(a)(b)	1,420	1,430,078
6.25%, 01/21/29 (Call 12/21/28)(b)	710	715,308
6.38%, 11/21/30 (Call 09/21/30)(b)	1,140	1,148,653
6.50%, 11/21/33 (Call 08/21/33)(b)	1,410	1,410,769
6.88%, 11/21/53 (Call 05/21/53)(a)(b)	890	890,640
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	1,477	1,201,795

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.82%, 05/20/30 (Call 02/20/30)	$1,016	$892,172
3.70%, 06/06/27 (Call 03/06/27)(a)	2,453	2,351,671
3.79%, 05/20/50 (Call 11/20/49)(a)	765	592,098
4.30%, 08/22/32 (Call 05/22/32)	850	796,631
4.67%, 06/06/47 (Call 12/06/46)	2,099	1,859,147
4.69%, 02/13/28 (Call 01/13/28)	1,110	1,093,644
4.69%, 12/15/44 (Call 06/15/44)(a)	1,446	1,294,148
4.87%, 02/08/29 (Call 01/08/29)	230	227,119
5.11%, 02/08/34 (Call 11/08/33)	185	181,780
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	1,399	1,301,328
1.13%, 11/13/27 (Call 09/13/27)	1,518	1,330,794
1.45%, 11/13/30 (Call 08/13/30)(a)	2,026	1,625,419
2.35%, 11/13/40 (Call 05/13/40)	1,138	763,285
2.55%, 11/13/50 (Call 05/13/50)	2,191	1,327,889
2.95%, 03/15/32 (Call 12/15/31)	2,020	1,745,668
3.20%, 06/15/26 (Call 04/15/26)	2,391	2,300,872
3.25%, 02/27/27	455	436,866
3.25%, 08/01/42(a)	800	605,349
3.40%, 07/26/29 (Call 04/26/29)	3,321	3,096,574
3.45%, 11/15/27 (Call 08/15/27)(a)	960	915,936
3.55%, 03/15/42 (Call 09/15/41)	1,705	1,344,305
3.70%, 03/15/52 (Call 09/15/51)	2,717	2,062,157
3.90%, 02/20/28 (Call 11/20/27)	1,168	1,127,677
3.90%, 03/15/62 (Call 09/15/61)	1,279	954,729
4.13%, 06/15/39 (Call 12/15/38)(a)	2,650	2,308,668
4.25%, 10/26/49 (Call 04/26/49)	4,817	4,041,232
4.35%, 11/15/47 (Call 05/15/47)	1,594	1,356,134
4.50%, 03/01/44 (Call 09/01/43)	200	177,338
4.55%, 02/20/48 (Call 08/20/47)	1,522	1,340,141
4.63%, 05/15/44 (Call 11/15/43)	1,165	1,055,912
4.90%, 02/22/27 (Call 01/22/27)	590	589,340
4.90%, 02/22/29 (Call 01/22/29)	1,050	1,047,530
4.95%, 02/20/26	925	923,419
5.00%, 08/15/45 (Call 02/15/45)(a)	755	717,701
5.10%, 02/22/31 (Call 12/22/30)	425	426,739
5.20%, 02/22/34 (Call 11/22/33)	2,615	2,636,244
5.50%, 02/22/44 (Call 08/22/43)	345	349,147
5.55%, 02/22/54 (Call 08/22/53)	1,725	1,745,450
5.65%, 02/22/64 (Call 08/22/63)	1,920	1,937,572
5.75%, 02/01/31 (Call 12/01/30)	1,185	1,235,411
5.88%, 11/15/36(a)	497	524,103
5.90%, 11/15/33 (Call 08/15/33)	1,190	1,259,155
6.25%, 11/15/53 (Call 05/15/53)(a)	1,530	1,694,898
6.40%, 11/15/63 (Call 05/15/63)	860	960,229
6.80%, 11/15/26	1,005	1,050,460
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	1,516	1,437,464
3.75%, 09/15/25 (Call 06/15/25)	717	699,395
4.37%, 06/15/47 (Call 12/15/46)	807	663,411
4.50%, 11/15/44 (Call 05/15/44)(a)	637	534,266
4.60%, 03/15/43	460	393,608
4.90%, 09/15/45 (Call 03/15/45)	699	616,978
5.13%, 02/15/29 (Call 01/15/29)	475	472,902
5.45%, 02/15/34 (Call 11/15/33)(a)	270	270,086
Cencora Inc.
2.70%, 03/15/31 (Call 12/15/30)	1,605	1,371,238
2.80%, 05/15/30 (Call 02/15/30)(a)	1,010	886,511
3.25%, 03/01/25 (Call 12/01/24)	814	796,400
3.45%, 12/15/27 (Call 09/15/27)	943	893,327
4.25%, 03/01/45 (Call 09/01/44)(a)	485	423,093

Security	Par (000)	Value

Pharmaceuticals (continued)
4.30%, 12/15/47 (Call 06/15/47)(a)	$1,042	$886,974
5.13%, 02/15/34 (Call 11/15/33)	225	220,862
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)(a)	408	376,910
2.38%, 03/15/31 (Call 12/15/30)	1,760	1,469,291
2.40%, 03/15/30 (Call 12/15/29)	1,725	1,479,429
3.05%, 10/15/27 (Call 07/15/27)(a)	998	932,860
3.20%, 03/15/40 (Call 09/15/39)	1,214	904,909
3.25%, 04/15/25 (Call 01/15/25)	905	883,341
3.40%, 03/01/27 (Call 12/01/26)	1,665	1,585,233
3.40%, 03/15/50 (Call 09/15/49)	1,860	1,302,574
3.40%, 03/15/51 (Call 09/15/50)	2,095	1,464,674
3.88%, 10/15/47 (Call 04/15/47)	1,334	1,025,400
4.38%, 10/15/28 (Call 07/15/28)	4,350	4,222,262
4.50%, 02/25/26 (Call 11/27/25)	1,022	1,007,786
4.80%, 08/15/38 (Call 02/15/38)	2,833	2,627,447
4.80%, 07/15/46 (Call 01/16/46)	2,054	1,835,553
4.90%, 12/15/48 (Call 06/15/48)	3,548	3,188,720
5.00%, 05/15/29 (Call 04/15/29)	675	670,424
5.13%, 05/15/31 (Call 03/15/31)	725	716,980
5.25%, 02/15/34 (Call 11/15/33)(a)	675	667,005
5.38%, 02/15/42 (Call 08/15/41)	70	65,544
5.40%, 03/15/33 (Call 12/15/32)	1,200	1,209,101
5.60%, 02/15/54 (Call 08/15/53)	725	713,152
5.69%, 03/15/26 (Call 03/15/24)	215	214,995
6.13%, 11/15/41	439	464,312
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	3,054	2,685,054
1.75%, 08/21/30 (Call 05/21/30)	1,500	1,218,416
1.88%, 02/28/31 (Call 11/28/30)	1,750	1,407,240
2.13%, 09/15/31 (Call 06/15/31)	1,420	1,145,677
2.70%, 08/21/40 (Call 02/21/40)(a)	1,748	1,195,186
2.88%, 06/01/26 (Call 03/01/26)	2,189	2,080,092
3.00%, 08/15/26 (Call 06/15/26)(a)	1,129	1,071,986
3.25%, 08/15/29 (Call 05/15/29)	2,462	2,242,407
3.63%, 04/01/27 (Call 02/01/27)	1,351	1,296,484
3.75%, 04/01/30 (Call 01/01/30)	2,059	1,899,830
3.88%, 07/20/25 (Call 04/20/25)	2,671	2,616,471
4.10%, 03/25/25 (Call 01/25/25)	1,104	1,089,944
4.13%, 04/01/40 (Call 10/01/39)	1,456	1,197,801
4.25%, 04/01/50 (Call 10/01/49)	1,200	958,066
4.30%, 03/25/28 (Call 12/25/27)	6,511	6,318,931
4.78%, 03/25/38 (Call 09/25/37)	5,681	5,162,382
4.88%, 07/20/35 (Call 01/20/35)	308	293,588
5.00%, 02/20/26 (Call 01/20/26)	1,945	1,936,173
5.00%, 01/30/29 (Call 12/30/28)	1,410	1,405,401
5.05%, 03/25/48 (Call 09/25/47)	10,204	9,101,697
5.13%, 02/21/30 (Call 12/21/29)	1,970	1,957,729
5.13%, 07/20/45 (Call 01/20/45)	4,633	4,214,170
5.25%, 01/30/31 (Call 11/30/30)	1,050	1,048,778
5.25%, 02/21/33 (Call 11/21/32)	2,325	2,301,308
5.30%, 06/01/33 (Call 03/01/33)(a)	1,645	1,633,142
5.30%, 12/05/43 (Call 06/05/43)	325	302,473
5.63%, 02/21/53 (Call 08/21/52)	1,710	1,642,839
5.88%, 06/01/53 (Call 12/01/52)(a)	1,755	1,749,244
6.00%, 06/01/63 (Call 12/01/62)(a)	1,020	1,021,089
6.13%, 09/15/39(a)	633	647,532
6.25%, 06/01/27(a)	660	683,902
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	2,208	1,335,189
2.50%, 09/15/60 (Call 03/15/60)	1,257	735,411

110	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.75%, 06/01/25 (Call 03/01/25)	$952	$926,157
3.10%, 05/15/27 (Call 02/15/27)	716	681,067
3.38%, 03/15/29 (Call 12/15/28)(a)	1,663	1,567,297
3.70%, 03/01/45 (Call 09/01/44)	780	641,226
3.95%, 05/15/47 (Call 11/15/46)	76	65,240
3.95%, 03/15/49 (Call 09/15/48)	540	454,079
4.15%, 03/15/59 (Call 09/15/58)(a)	740	625,293
4.50%, 02/09/27 (Call 01/09/27)(a)	1,305	1,299,920
4.50%, 02/09/29 (Call 01/09/29)(a)	1,275	1,267,702
4.70%, 02/27/33 (Call 11/27/32)	845	838,028
4.70%, 02/09/34 (Call 11/09/33)	1,275	1,258,584
4.88%, 02/27/53 (Call 08/27/52)(a)	1,922	1,859,166
4.95%, 02/27/63 (Call 08/27/62)	1,325	1,278,188
5.00%, 02/09/54 (Call 08/09/53)	980	965,358
5.10%, 02/09/64 (Call 08/09/63)	1,275	1,252,872
5.50%, 03/15/27	260	266,564
5.55%, 03/15/37	255	267,620
5.95%, 11/15/37(a)	370	398,970
EMD Finance LLC, 3.25%, 03/19/25
(Call 12/19/24)(b)	1,399	1,367,489
Evernorth Health Inc., 4.50%, 02/25/26
(Call 11/27/25)(a)	581	571,231
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	1,038	1,019,949
3.88%, 05/15/28(a)	2,644	2,557,212
4.20%, 03/18/43	870	765,058
5.38%, 04/15/34(a)	975	1,028,973
6.38%, 05/15/38	3,543	3,969,839
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29
(Call 03/01/29)	1,004	943,546
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	1,372	1,287,182
0.95%, 09/01/27 (Call 07/01/27)	2,421	2,142,163
1.30%, 09/01/30 (Call 06/01/30)	1,876	1,535,968
2.10%, 09/01/40 (Call 03/01/40)	1,265	859,687
2.25%, 09/01/50 (Call 03/01/50)(a)	900	555,569
2.45%, 03/01/26 (Call 12/01/25)	2,623	2,510,053
2.45%, 09/01/60 (Call 03/01/60)(a)	1,343	792,659
2.90%, 01/15/28 (Call 10/15/27)	1,380	1,305,747
2.95%, 03/03/27 (Call 12/03/26)	1,738	1,662,421
3.40%, 01/15/38 (Call 07/15/37)	1,431	1,214,576
3.50%, 01/15/48 (Call 07/15/47)(a)	839	663,119
3.55%, 03/01/36 (Call 09/01/35)	1,651	1,461,807
3.63%, 03/03/37 (Call 09/03/36)	1,072	947,357
3.70%, 03/01/46 (Call 09/01/45)	2,591	2,127,560
3.75%, 03/03/47 (Call 09/03/46)	1,613	1,327,535
4.38%, 12/05/33 (Call 06/05/33)(a)	1,407	1,389,923
4.50%, 09/01/40(a)	555	527,838
4.50%, 12/05/43 (Call 06/05/43)(a)	985	926,862
4.85%, 05/15/41(a)	419	412,495
4.95%, 05/15/33(a)	586	608,155
5.85%, 07/15/38(a)	916	1,007,200
5.95%, 08/15/37	1,312	1,448,332
6.95%, 09/01/29	430	482,579
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	901	836,238
1.30%, 08/15/26 (Call 07/15/26)	1,040	949,309
3.95%, 02/16/28 (Call 11/16/27)	532	516,706
4.88%, 03/15/44 (Call 09/15/43)(a)	652	576,426
4.90%, 07/15/28 (Call 06/15/28)	450	450,065
5.10%, 07/15/33 (Call 04/15/33)	340	338,902

Security	Par (000)	Value

Pharmaceuticals (continued)
5.25%, 02/15/26 (Call 04/01/24)	$370	$370,004
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	1,173	1,151,230
4.60%, 06/01/44 (Call 12/01/43)(a)	530	470,915
5.90%, 11/01/39	295	307,066
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	1,698	1,569,685
1.45%, 06/24/30 (Call 03/24/30)	650	531,363
1.70%, 06/10/27 (Call 05/10/27)	2,164	1,960,311
1.90%, 12/10/28 (Call 10/10/28)(a)	1,557	1,374,163
2.15%, 12/10/31 (Call 09/10/31)	3,360	2,783,368
2.35%, 06/24/40 (Call 12/24/39)	598	414,605
2.45%, 06/24/50 (Call 12/24/49)(a)	2,026	1,248,411
2.75%, 12/10/51 (Call 06/10/51)	2,853	1,840,249
2.90%, 12/10/61 (Call 06/10/61)(a)	2,010	1,249,060
3.40%, 03/07/29 (Call 12/07/28)	2,648	2,486,495
3.60%, 09/15/42 (Call 03/15/42)	882	715,987
3.70%, 02/10/45 (Call 08/10/44)	2,276	1,842,132
3.90%, 03/07/39 (Call 09/07/38)	1,621	1,421,993
4.00%, 03/07/49 (Call 09/07/48)	1,722	1,437,547
4.05%, 05/17/28 (Call 04/17/28)	350	343,061
4.15%, 05/18/43	1,854	1,618,658
4.30%, 05/17/30 (Call 03/17/30)(a)	1,480	1,440,820
4.50%, 05/17/33 (Call 02/17/33)	935	909,256
4.90%, 05/17/44 (Call 11/17/43)(a)	1,100	1,056,651
5.00%, 05/17/53 (Call 11/17/52)	1,895	1,836,609
5.15%, 05/17/63 (Call 11/17/62)	1,290	1,258,786
6.50%, 12/01/33(a)	1,225	1,380,739
6.55%, 09/15/37	520	582,573
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	223	237,560
5.85%, 06/30/39	255	268,382
5.95%, 12/01/28	1,260	1,321,640
6.40%, 03/01/28	740	782,828
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)(a)	1,214	1,170,529
5.20%, 04/15/48 (Call 10/15/47)	1,188	976,596
5.40%, 11/29/43 (Call 05/29/43)	641	555,290
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	1,861	1,724,827
2.20%, 08/14/30 (Call 05/14/30)	2,314	1,989,460
2.75%, 08/14/50 (Call 02/14/50)(a)	1,841	1,226,229
3.00%, 11/20/25 (Call 08/20/25)	1,996	1,934,060
3.10%, 05/17/27 (Call 02/17/27)	1,665	1,585,301
3.70%, 09/21/42	1,078	894,072
4.00%, 11/20/45 (Call 05/20/45)	958	814,118
4.40%, 05/06/44	2,557	2,326,995
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	959	910,305
1.70%, 05/28/30 (Call 02/28/30)	1,600	1,332,893
1.75%, 08/18/31 (Call 05/18/31)	1,423	1,148,665
2.55%, 05/28/40 (Call 11/28/39)	1,766	1,238,952
2.63%, 04/01/30 (Call 01/01/30)	1,988	1,758,813
2.70%, 05/28/50 (Call 11/28/49)(a)	1,999	1,319,604
2.75%, 06/03/26	1,812	1,734,308
3.00%, 12/15/26	2,202	2,100,266
3.45%, 03/15/29 (Call 12/15/28)	2,748	2,583,708
3.60%, 09/15/28 (Call 06/15/28)(a)	1,543	1,474,467
3.90%, 03/15/39 (Call 09/15/38)(a)	1,213	1,035,897
4.00%, 12/15/36	1,254	1,125,925
4.00%, 03/15/49 (Call 09/15/48)(a)	1,809	1,493,327

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.10%, 09/15/38 (Call 03/15/38)	$1,283	$1,141,913
4.13%, 12/15/46(a)	1,874	1,571,804
4.20%, 09/15/48 (Call 03/15/48)	1,626	1,385,328
4.30%, 06/15/43	1,246	1,093,828
4.40%, 05/15/44(a)	1,338	1,204,331
5.60%, 09/15/40	952	978,431
7.20%, 03/15/39	2,950	3,505,704
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	3,880	3,831,458
4.45%, 05/19/28 (Call 04/19/28)	5,190	5,088,794
4.65%, 05/19/25	3,585	3,562,767
4.65%, 05/19/30 (Call 03/19/30)	3,330	3,275,582
4.75%, 05/19/33 (Call 02/19/33)	6,290	6,125,286
5.11%, 05/19/43 (Call 11/19/42)	2,960	2,846,778
5.30%, 05/19/53 (Call 11/19/52)(a)	7,840	7,669,065
5.34%, 05/19/63 (Call 11/19/62)	3,620	3,486,978
PRA Health Sciences Inc., 2.88%, 07/15/26
(Call 04/01/24)(b)	275	254,221
Sanofi SA, 3.63%, 06/19/28 (Call 03/19/28)	1,626	1,570,363
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26 (Call 06/23/26)	3,521	3,353,914
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	3,040	2,558,647
3.03%, 07/09/40 (Call 01/09/40)	2,085	1,553,094
3.18%, 07/09/50 (Call 01/09/50)	2,850	1,961,520
3.38%, 07/09/60 (Call 01/09/60)(a)	1,176	787,703
5.00%, 11/26/28 (Call 08/26/28)	2,483	2,478,907
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	2,466	2,380,124
5.25%, 06/15/46 (Call 12/15/45)	1,401	1,144,698
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	1,170	1,110,409
2.30%, 06/22/27 (Call 04/22/27)	1,188	1,074,593
2.70%, 06/22/30 (Call 03/22/30)	1,538	1,295,390
3.85%, 06/22/40 (Call 12/22/39)	1,866	1,371,376
4.00%, 06/22/50 (Call 12/22/49)	2,563	1,749,450
Wyeth LLC
5.95%, 04/01/37	2,396	2,559,862
6.00%, 02/15/36(a)	930	995,117
6.50%, 02/01/34	1,143	1,258,332
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	539	452,338
3.00%, 09/12/27 (Call 06/12/27)(a)	914	854,713
3.00%, 05/15/50 (Call 11/15/49)	751	515,121
3.90%, 08/20/28 (Call 05/20/28)(a)	1,104	1,061,134
3.95%, 09/12/47 (Call 03/12/47)	582	465,709
4.45%, 08/20/48 (Call 02/20/48)	334	292,854
4.50%, 11/13/25 (Call 08/13/25)(a)	1,302	1,286,079
4.70%, 02/01/43 (Call 08/01/42)	1,821	1,666,305
5.40%, 11/14/25 (Call 10/14/25)	615	616,129
5.60%, 11/16/32 (Call 08/16/32)(a)	710	733,513

		487,471,946

Pipelines — 3.5%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(b)	755	706,869
4.60%, 11/02/47(b)	2,545	2,259,960
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	785	692,980
3.60%, 09/01/32 (Call 06/01/32)(a)	855	743,326
4.45%, 07/15/27 (Call 04/15/27)	993	967,801
4.80%, 05/03/29 (Call 02/03/29)(a)	770	749,302

Security	Par (000)	Value

Pipelines (continued)
5.63%, 08/01/34 (Call 05/01/34)	$450	$446,387
5.95%, 06/01/26 (Call 03/01/26)	1,251	1,260,840
Cameron LNG LLC
2.90%, 07/15/31 (Call 04/15/31)(b)	1,385	1,193,175
3.30%, 01/15/35 (Call 09/15/34)(b)	1,085	897,315
3.40%, 01/15/38 (Call 07/15/37)(b)	1,215	996,666
3.70%, 01/15/39 (Call 07/15/38)(b)	1,270	1,041,845
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)(a)	995	777,707
3.70%, 11/15/29 (Call 05/18/29)	1,151	1,061,457
5.13%, 06/30/27 (Call 01/01/27)	2,004	1,994,902
5.88%, 03/31/25 (Call 10/02/24)	2,026	2,025,950
Cheniere Energy Inc., 4.63%, 10/15/28
(Call 03/11/24)	685	657,518
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(a)	1,558	1,302,165
4.00%, 03/01/31 (Call 03/01/26)	1,955	1,743,573
4.50%, 10/01/29 (Call 10/01/24)(a)	1,545	1,447,147
5.95%, 06/30/33 (Call 12/30/32)	1,711	1,722,236
Colonial Enterprises Inc., 3.25%, 05/15/30
(Call 02/15/30)(b)	1,057	941,427
Colonial Pipeline Co.
3.75%, 10/01/25 (Call 07/01/25)(b)	360	350,992
4.20%, 04/15/43 (Call 10/15/42)(a)(b)	50	41,842
4.25%, 04/15/48 (Call 10/15/47)(a)(b)	805	663,485
7.63%, 04/15/32(b)	205	231,852
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(a)(b)	481	464,567
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	1,408	1,387,626
5.80%, 06/01/45 (Call 12/01/44)	740	716,299
Columbia Pipelines Holding Co. LLC
5.68%, 01/15/34 (Call 10/15/33)(a)(b)	165	161,822
6.04%, 08/15/28 (Call 07/15/28)(b)	1,415	1,441,120
6.06%, 08/15/26 (Call 07/15/26)(b)	705	713,464
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/30 (Call 06/15/30)(a)(b)	910	926,929
6.04%, 11/15/33 (Call 08/15/33)(a)(b)	2,075	2,130,614
6.50%, 08/15/43 (Call 02/15/43)(b)	1,020	1,079,372
6.54%, 11/15/53 (Call 05/15/53)(b)	1,630	1,736,396
6.71%, 08/15/63 (Call 02/15/63)(b)	800	866,282
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)(a)	640	545,491
5.13%, 05/15/29 (Call 02/15/29)	780	770,267
5.38%, 07/15/25 (Call 04/15/25)	320	319,287
5.60%, 04/01/44 (Call 10/01/43)	855	814,225
5.63%, 07/15/27 (Call 04/15/27)	1,035	1,038,485
6.45%, 11/03/36(b)	680	700,525
6.75%, 09/15/37(b)	855	910,127
8.13%, 08/16/30(a)	175	199,411
DT Midstream Inc., 4.30%, 04/15/32
(Call 01/15/32)(b)	1,080	960,271
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)	899	800,006
3.90%, 11/15/49 (Call 05/15/49)	426	309,990
4.60%, 12/15/44 (Call 06/15/44)	679	579,643
4.80%, 11/01/43 (Call 05/01/43)	357	314,432
EIG Pearl Holdings Sarl
3.55%, 08/31/36(b)	420	356,580
4.39%, 11/30/46(b)	460	354,114

112	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
El Paso Natural Gas Co. LLC
3.50%, 02/15/32 (Call 11/15/31)(b)	$565	$475,940
8.38%, 06/15/32	535	617,115
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)(a)	569	552,631
5.88%, 10/15/25 (Call 07/15/25)	524	527,416
7.38%, 10/15/45 (Call 04/15/45)	917	1,055,681
Series B, 7.50%, 04/15/38	710	821,180
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	492	449,758
2.50%, 08/01/33 (Call 05/01/33)(a)	1,520	1,201,411
3.13%, 11/15/29 (Call 08/15/29)	1,520	1,371,895
3.40%, 08/01/51 (Call 02/01/51)(a)	1,370	957,484
3.70%, 07/15/27 (Call 04/15/27)(a)	1,775	1,696,512
4.00%, 11/15/49 (Call 05/15/49)	825	635,395
4.25%, 12/01/26 (Call 09/01/26)	799	781,826
4.50%, 06/10/44 (Call 12/10/43)	969	804,709
5.50%, 12/01/46 (Call 06/01/46)	712	688,444
5.50%, 07/15/77 (Call 07/15/27), (3-mo. SOFR + 3.680%)(a)(d)	975	906,529
5.70%, 03/08/33 (Call 12/08/32)	2,755	2,786,082
5.90%, 11/15/26 (Call 10/15/26)(a)	975	993,226
5.97%, 03/08/26 (Call 03/08/24)(a)	460	459,877
6.00%, 11/15/28 (Call 10/15/28)(a)	720	745,642
6.20%, 11/15/30 (Call 09/15/30)	590	618,520
6.25%, 03/01/78 (Call 03/01/28),
(3-mo. SOFR + 3.903%)(d)	1,141	1,089,006
6.70%, 11/15/53 (Call 05/15/53)(a)	1,680	1,877,950
7.38%, 01/15/83 (Call 10/15/27),
(5-year CMT + 3.708%)(d)	390	390,819
7.63%, 01/15/83 (Call 10/15/32),
(5-year CMT + 4.418%)(d)	65	65,827
8.25%, 01/15/84 (Call 10/15/28),
(5-year CMT + 3.785%)(d)	550	570,555
8.50%, 01/15/84 (Call 10/15/33),
(5-year CMT + 4.431%)(a)(d)	515	549,154
Series 16-A, 6.00%, 01/15/77
(Call 01/15/27),
(3-mo. SOFR + 4.152%)(a)(d)	782	759,839
Series 20-A, 5.75%, 07/15/80
(Call 04/15/30), (5-year CMT + 5.314%)(d)	883	823,572
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	1,409	1,364,291
3.75%, 05/15/30 (Call 02/15/30)(a)	1,490	1,358,904
3.90%, 07/15/26 (Call 04/15/26)	934	904,119
4.00%, 10/01/27 (Call 07/01/27)	1,174	1,123,665
4.05%, 03/15/25 (Call 12/15/24)	863	849,150
4.15%, 09/15/29 (Call 06/15/29)	773	729,766
4.20%, 04/15/27 (Call 01/15/27)	692	671,276
4.40%, 03/15/27 (Call 12/15/26)	1,137	1,108,081
4.75%, 01/15/26 (Call 10/15/25)(a)	1,504	1,486,602
4.90%, 03/15/35 (Call 09/15/34)	868	809,341
4.95%, 05/15/28 (Call 02/15/28)	1,137	1,122,118
4.95%, 06/15/28 (Call 03/15/28)	1,450	1,428,167
4.95%, 01/15/43 (Call 07/15/42)	604	519,474
5.00%, 05/15/44 (Call 11/15/43)	595	516,251
5.00%, 05/15/50 (Call 11/15/49)(a)	2,565	2,211,255
5.15%, 02/01/43 (Call 08/01/42)	668	588,402
5.15%, 03/15/45 (Call 09/15/44)	1,390	1,240,079
5.25%, 04/15/29 (Call 01/15/29)	2,100	2,091,897
5.30%, 04/01/44 (Call 10/01/43)	918	831,959

Security	Par (000)	Value

Pipelines (continued)
5.30%, 04/15/47 (Call 10/15/46)	$1,195	$1,070,298
5.35%, 05/15/45 (Call 11/15/44)	1,166	1,060,064
5.40%, 10/01/47 (Call 04/01/47)	1,946	1,765,035
5.50%, 06/01/27 (Call 03/01/27)(a)	1,528	1,533,237
5.55%, 02/15/28 (Call 01/15/28)	1,035	1,042,985
5.55%, 05/15/34 (Call 02/15/34)(a)	685	677,738
5.63%, 05/01/27 (Call 03/18/24)(b)	295	292,351
5.75%, 04/01/25 (Call 04/01/24)	30	29,951
5.75%, 02/15/33 (Call 11/15/32)	1,630	1,641,240
5.95%, 12/01/25 (Call 09/01/25)	26	26,156
5.95%, 10/01/43 (Call 04/01/43)	682	663,179
5.95%, 05/15/54 (Call 11/15/53)	1,485	1,449,318
6.00%, 02/01/29 (Call 04/01/24)(a)(b)	425	426,173
6.00%, 06/15/48 (Call 12/15/47)	1,325	1,298,701
6.05%, 12/01/26 (Call 11/01/26)	1,550	1,577,440
6.05%, 06/01/41 (Call 12/01/40)	782	774,786
6.10%, 12/01/28 (Call 11/01/28)	705	728,735
6.10%, 02/15/42	452	447,020
6.13%, 12/15/45 (Call 06/15/45)	1,380	1,371,238
6.25%, 04/15/49 (Call 10/15/48)	2,251	2,272,749
6.40%, 12/01/30 (Call 10/01/30)	1,370	1,437,577
6.50%, 02/01/42 (Call 08/01/41)	1,375	1,440,884
6.55%, 12/01/33 (Call 09/01/33)	1,830	1,941,081
6.63%, 10/15/36	545	570,191
6.85%, 02/15/40(a)	170	175,437
7.38%, 02/01/31 (Call 02/01/26)(a)(b)	480	502,248
7.50%, 07/01/38	475	538,055
8.00%, 04/01/29 (Call 04/01/24)(b)	250	259,315
8.25%, 11/15/29 (Call 08/15/29)	659	747,340
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)(a)	745	736,566
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	1,583	1,405,572
3.13%, 07/31/29 (Call 04/30/29)	1,529	1,398,840
3.20%, 02/15/52 (Call 08/15/51)(a)	1,379	942,852
3.30%, 02/15/53 (Call 08/15/52)(a)	1,247	868,169
3.70%, 02/15/26 (Call 11/15/25)	1,531	1,493,164
3.70%, 01/31/51 (Call 07/31/50)	1,766	1,328,277
3.95%, 02/15/27 (Call 11/15/26)	1,080	1,053,887
3.95%, 01/31/60 (Call 07/31/59)	1,426	1,085,092
4.15%, 10/16/28 (Call 07/16/28)	1,572	1,517,203
4.20%, 01/31/50 (Call 07/31/49)	1,929	1,592,677
4.25%, 02/15/48 (Call 08/15/47)	1,702	1,423,817
4.45%, 02/15/43 (Call 08/15/42)	1,549	1,352,676
4.60%, 01/11/27 (Call 12/11/26)	770	764,421
4.80%, 02/01/49 (Call 08/01/48)(a)	1,630	1,476,707
4.85%, 01/31/34 (Call 10/31/33)	735	715,936
4.85%, 08/15/42 (Call 02/15/42)	975	891,854
4.85%, 03/15/44 (Call 09/15/43)	1,546	1,418,321
4.90%, 05/15/46 (Call 11/15/45)	725	662,097
4.95%, 10/15/54 (Call 04/15/54)	577	526,174
5.05%, 01/10/26	1,355	1,354,069
5.10%, 02/15/45 (Call 08/15/44)	1,636	1,536,760
5.35%, 01/31/33 (Call 10/31/32)	1,440	1,459,172
5.38%, 02/15/78 (Call 02/15/28),
(3-mo. SOFR + 2.832%)(a)(d)	898	830,126
5.70%, 02/15/42(a)	892	902,294
5.95%, 02/01/41	755	791,234
6.13%, 10/15/39	912	961,610
6.45%, 09/01/40(a)	530	577,555
7.55%, 04/15/38	645	767,303

S C H E D U L E O F I N V E S T M E N T S	113

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Series D, 6.88%, 03/01/33	$752	$838,076
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3-mo. SOFR + 3.295%)(d)	1,081	1,025,471
Series H, 6.65%, 10/15/34	655	723,266
Series J, 5.75%, 03/01/35	290	291,966
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38 (Call 09/30/37)(b)	308	297,602
Flex Intermediate Holdco LLC
3.36%, 06/30/31 (Call 12/30/30)(b)	1,200	975,700
4.32%, 12/30/39 (Call 06/30/39)(b)	945	683,123
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(b)	852	739,644
Florida Gas Transmission Co. LLC
2.30%, 10/01/31 (Call 07/01/31)(b)	1,135	909,574
2.55%, 07/01/30 (Call 04/01/30)(a)(b)	1,010	852,617
4.35%, 07/15/25 (Call 04/15/25)(b)	840	824,168
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(b)	162	151,336
2.16%, 03/31/34(b)	2,098	1,797,314
2.63%, 03/31/36(b)	100	81,006
2.94%, 09/30/40(b)	131	104,015
3.25%, 09/30/40(b)	1,345	1,015,311
GNL Quintero SA, 4.63%, 07/31/29(b)	482	473,285
Gray Oak Pipeline LLC
2.60%, 10/15/25 (Call 09/15/25)(b)	802	762,987
3.45%, 10/15/27 (Call 08/15/27)(a)(b)	755	703,360
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/38(a)(b)	1,055	1,071,483
6.51%, 02/23/42(b)	1,000	1,030,613
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(b)	480	471,571
5.95%, 10/15/45 (Call 04/15/45)(b)	489	440,747
6.19%, 11/01/25(b)	860	862,988
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	654	550,177
5.00%, 08/15/42 (Call 02/15/42)(a)	763	663,755
5.00%, 03/01/43 (Call 09/01/42)	890	779,105
5.40%, 09/01/44 (Call 03/01/44)	710	648,351
5.50%, 03/01/44 (Call 09/01/43)	1,003	927,707
5.63%, 09/01/41	569	535,218
5.80%, 03/15/35	605	608,075
6.38%, 03/01/41	825	838,899
6.50%, 02/01/37	883	909,622
6.50%, 09/01/39	797	820,121
6.55%, 09/15/40(a)	574	593,446
6.95%, 01/15/38	1,285	1,391,261
7.30%, 08/15/33	915	1,015,827
7.40%, 03/15/31(a)	384	425,087
7.50%, 11/15/40	561	625,107
7.75%, 03/15/32	422	471,220
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	170	155,259
2.00%, 02/15/31 (Call 11/15/30)	830	673,210
3.25%, 08/01/50 (Call 02/01/50)(a)	750	486,046
3.60%, 02/15/51 (Call 08/15/50)(a)	1,201	824,274
4.30%, 06/01/25 (Call 03/01/25)	1,780	1,754,024
4.30%, 03/01/28 (Call 12/01/27)(a)	1,357	1,316,253
4.80%, 02/01/33 (Call 11/01/32)	843	795,644
5.00%, 02/01/29 (Call 01/01/29)	1,010	1,001,150
5.05%, 02/15/46 (Call 08/15/45)	396	345,413
5.20%, 06/01/33 (Call 03/01/33)	1,160	1,129,354
5.20%, 03/01/48 (Call 09/01/47)	956	849,539

Security	Par (000)	Value

Pipelines (continued)
5.30%, 12/01/34 (Call 06/01/34)(a)	$997	$971,839
5.40%, 02/01/34 (Call 11/01/33)(a)	1,275	1,253,724
5.45%, 08/01/52 (Call 02/01/52)(a)	1,005	924,758
5.55%, 06/01/45 (Call 12/01/44)	2,263	2,124,637
7.75%, 01/15/32	1,386	1,560,632
7.80%, 08/01/31	893	1,000,628
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	700	512,950
5.00%, 03/01/26 (Call 12/01/25)	1,063	1,054,875
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29 (Call 01/01/29)(b)	710	684,096
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	2,288	2,134,495
2.65%, 08/15/30 (Call 05/15/30)	1,955	1,664,530
4.00%, 03/15/28 (Call 12/15/27)	1,817	1,742,144
4.13%, 03/01/27 (Call 12/01/26)	1,757	1,703,667
4.25%, 12/01/27 (Call 09/01/27)	1,202	1,163,314
4.50%, 04/15/38 (Call 10/15/37)	2,382	2,073,107
4.70%, 04/15/48 (Call 10/15/47)	2,030	1,700,799
4.80%, 02/15/29 (Call 11/15/28)	1,121	1,097,834
4.88%, 06/01/25 (Call 03/01/25)	1,180	1,169,438
4.90%, 04/15/58 (Call 10/15/57)(a)	518	428,215
4.95%, 09/01/32 (Call 06/01/32)	1,190	1,139,754
4.95%, 03/14/52 (Call 09/14/51)	2,128	1,826,314
5.00%, 03/01/33 (Call 12/01/32)	1,175	1,123,899
5.20%, 03/01/47 (Call 09/01/46)	1,366	1,225,735
5.20%, 12/01/47 (Call 06/01/47)	876	783,720
5.50%, 02/15/49 (Call 08/15/48)	2,090	1,957,306
5.65%, 03/01/53 (Call 09/01/52)	490	465,956
NGPL PipeCo LLC
3.25%, 07/15/31 (Call 04/15/31)(a)(b)	460	392,514
4.88%, 08/15/27 (Call 02/15/27)(b)	1,346	1,313,879
7.77%, 12/15/37(b)	617	682,733
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(b)	745	514,192
4.10%, 09/15/42 (Call 03/15/42)(b)	585	452,092
4.30%, 01/15/49 (Call 07/15/48)(b)	1,150	945,353
5.63%, 02/01/54 (Call 08/01/53)(a)(b)	625	633,018
Northwest Pipeline LLC, 4.00%, 04/01/27
(Call 01/01/27)	595	577,441
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	515	489,954
3.10%, 03/15/30 (Call 12/15/29)	950	842,650
3.20%, 03/15/25	555	539,861
3.25%, 06/01/30	750	670,704
3.40%, 09/01/29 (Call 06/01/29)	661	603,564
4.00%, 07/13/27 (Call 04/13/27)	655	631,477
4.20%, 12/01/42 (Call 06/01/42)	186	144,513
4.20%, 03/15/45(a)	355	263,574
4.20%, 10/03/47 (Call 04/03/47)	952	729,938
4.25%, 09/15/46	745	580,500
4.35%, 03/15/29 (Call 12/15/28)(a)	1,119	1,077,184
4.45%, 09/01/49 (Call 03/01/49)(a)	675	539,903
4.50%, 03/15/50 (Call 09/15/49)(a)	685	549,032
4.55%, 07/15/28 (Call 04/15/28)	1,109	1,083,406
4.85%, 02/01/49(a)	740	632,186
4.95%, 07/13/47 (Call 01/06/47)	1,179	1,017,380
5.15%, 10/15/43(a)	601	541,878
5.20%, 07/15/48 (Call 01/15/48)	1,359	1,227,573
5.55%, 11/01/26 (Call 10/01/26)	1,320	1,329,820
5.65%, 11/01/28 (Call 10/01/28)(a)	1,279	1,301,147

114	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.80%, 11/01/30 (Call 09/01/30)	$780	$797,908
5.85%, 01/15/26 (Call 12/15/25)(a)	1,025	1,034,109
6.00%, 06/15/35(a)	695	701,378
6.05%, 09/01/33 (Call 06/01/33)	1,630	1,679,874
6.10%, 11/15/32 (Call 08/15/32)	1,035	1,073,026
6.35%, 01/15/31 (Call 10/15/30)	861	901,882
6.40%, 05/01/37(a)	395	399,671
6.63%, 09/01/53 (Call 03/01/53)(a)	1,645	1,767,763
7.15%, 01/15/51 (Call 07/15/50)	724	807,982
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	802	795,874
6.13%, 02/01/41 (Call 08/01/40)	709	720,310
6.20%, 09/15/43 (Call 03/15/43)(a)	320	326,473
6.65%, 10/01/36	754	798,885
6.85%, 10/15/37	670	717,902
Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)(b)	335	348,140
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	1,412	1,281,077
3.80%, 09/15/30 (Call 06/15/30)(a)	1,045	952,334
4.30%, 01/31/43 (Call 07/31/42)	469	369,835
4.50%, 12/15/26 (Call 09/15/26)(a)	1,110	1,088,696
4.65%, 10/15/25 (Call 07/15/25)	1,454	1,434,932
4.70%, 06/15/44 (Call 12/15/43)(a)	689	570,732
4.90%, 02/15/45 (Call 08/15/44)	779	656,035
5.15%, 06/01/42 (Call 12/01/41)	1,067	940,881
6.65%, 01/15/37(a)	765	809,688
QazaqGaz NC JSC, 4.38%, 09/26/27(b)	310	288,765
Sabal Trail Transmission LLC
4.25%, 05/01/28 (Call 02/01/28)(a)(b)	1,375	1,319,876
4.68%, 05/01/38 (Call 11/01/37)(a)(b)	637	575,955
4.83%, 05/01/48 (Call 11/01/47)(b)	625	532,615
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	2,096	2,021,941
4.50%, 05/15/30 (Call 11/15/29)(a)	2,771	2,651,607
5.00%, 03/15/27 (Call 09/15/26)	1,805	1,791,560
5.63%, 03/01/25 (Call 12/01/24)	2,559	2,555,460
5.88%, 06/30/26 (Call 12/31/25)	2,178	2,195,652
5.90%, 09/15/37 (Call 03/15/37)	840	870,037
Southern Natural Gas Co. LLC
4.80%, 03/15/47 (Call 09/15/46)(b)	1,098	892,756
8.00%, 03/01/32(a)	437	496,378
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	950	907,967
3.50%, 03/15/25 (Call 12/15/24)	835	818,403
4.50%, 03/15/45 (Call 09/15/44)	1,034	867,328
5.95%, 09/25/43 (Call 03/25/43)	563	559,433
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	1,165	1,048,627
4.95%, 04/15/52 (Call 10/15/51)	1,070	915,435
5.20%, 07/01/27 (Call 06/01/27)	1,490	1,482,625
6.13%, 03/15/33 (Call 12/15/32)	760	782,464
6.15%, 03/01/29 (Call 02/01/29)	490	505,036
6.25%, 07/01/52 (Call 01/01/52)(a)	788	798,436
6.50%, 03/30/34 (Call 12/30/33)	795	841,990
6.50%, 02/15/53 (Call 08/15/52)	1,205	1,263,413
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)(a)	1,492	1,331,394
4.88%, 02/01/31 (Call 02/01/26)	1,481	1,403,153
5.00%, 01/15/28 (Call 04/01/24)	828	809,772

Security	Par (000)	Value

Pipelines (continued)
5.50%, 03/01/30 (Call 03/01/25)	$1,404	$1,390,395
6.50%, 07/15/27 (Call 04/01/24)	1,283	1,296,320
6.88%, 01/15/29 (Call 04/01/24)	670	690,274
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	1,211	1,155,143
4.38%, 03/13/25 (Call 12/13/24)	663	653,283
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(b)	1,641	1,425,689
7.00%, 03/15/27	515	541,162
7.00%, 10/15/28(a)	1,058	1,130,551
7.63%, 04/01/37	285	320,994
Texas Eastern Transmission LP
3.50%, 01/15/28 (Call 10/15/27)(b)	755	707,706
4.15%, 01/15/48 (Call 07/15/47)(a)(b)	630	507,477
7.00%, 07/15/32	705	780,673
TMS Issuer Sarl, 5.78%, 08/23/32(b)	1,060	1,085,803
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	1,575	1,290,903
4.10%, 04/15/30 (Call 01/15/30)	1,636	1,531,012
4.25%, 05/15/28 (Call 02/15/28)	1,890	1,820,690
4.63%, 03/01/34 (Call 12/01/33)	1,090	1,010,373
4.75%, 05/15/38 (Call 11/15/37)(a)	300	270,916
4.88%, 01/15/26 (Call 10/15/25)	1,947	1,931,560
4.88%, 05/15/48 (Call 11/15/47)	1,372	1,197,107
5.00%, 10/16/43 (Call 04/16/43)	968	864,805
5.10%, 03/15/49 (Call 09/15/48)(a)	1,459	1,341,505
5.60%, 03/31/34	530	529,885
5.85%, 03/15/36	619	618,552
6.10%, 06/01/40	985	1,005,082
6.20%, 03/09/26 (Call 03/18/24)	1,560	1,560,022
6.20%, 10/15/37	1,705	1,750,788
7.25%, 08/15/38	1,015	1,135,522
7.63%, 01/15/39	1,315	1,535,416
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27), (3 mo. LIBOR US + 3.208%)(a)(d)	1,622	1,491,451
5.50%, 09/15/79 (Call 09/15/29), (1-day SOFR + 4.416%)(a)(d)	1,084	969,290
5.60%, 03/07/82 (Call 12/07/31), (5-year CMT + 3.986%)(a)(d)	975	853,145
5.63%, 05/20/75 (Call 05/20/25), (3-mo. LIBOR US + 3.528%)(d)	499	482,928
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26), (3 mo. LIBOR US + 4.640%)(d)	935	896,722
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	1,261	1,134,264
3.95%, 05/15/50 (Call 11/15/49)	700	544,207
4.00%, 03/15/28 (Call 12/15/27)	763	732,642
4.45%, 08/01/42 (Call 02/01/42)(a)	476	412,009
4.60%, 03/15/48 (Call 09/15/47)	806	707,027
5.40%, 08/15/41 (Call 02/15/41)	555	540,908
7.85%, 02/01/26 (Call 11/01/25)	1,695	1,761,099
Transportadora de Gas Internacional SA ESP,
5.55%, 11/01/28 (Call 08/01/28)(b)	510	502,649
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)(a)	464	451,280
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	225	219,495
4.05%, 02/01/30 (Call 11/01/29)	1,180	1,090,868
4.50%, 03/01/28 (Call 12/01/27)	365	348,903

S C H E D U L E O F I N V E S T M E N T S	115

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.65%, 07/01/26 (Call 04/01/26)	$330	$322,849
4.75%, 08/15/28 (Call 05/15/28)	1,000	965,553
5.25%, 02/01/50 (Call 08/01/49)	1,035	915,618
5.30%, 03/01/48 (Call 09/01/47)	1,060	913,499
5.45%, 04/01/44 (Call 10/01/43)(a)	855	766,354
5.50%, 08/15/48 (Call 02/15/48)	760	667,796
6.15%, 04/01/33 (Call 01/01/33)	545	553,842
6.35%, 01/15/29 (Call 12/15/28)	410	423,214
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	1,740	1,467,221
3.50%, 11/15/30 (Call 08/15/30)	1,192	1,075,715
3.50%, 10/15/51 (Call 04/15/51)(a)	860	597,376
3.75%, 06/15/27 (Call 03/15/27)	2,027	1,939,828
4.00%, 09/15/25 (Call 06/15/25)	1,022	1,002,090
4.65%, 08/15/32 (Call 05/15/32)	1,015	965,607
4.85%, 03/01/48 (Call 09/01/47)	1,221	1,075,321
4.90%, 03/15/29 (Call 02/15/29)	875	863,277
4.90%, 01/15/45 (Call 07/15/44)	617	544,142
5.10%, 09/15/45 (Call 03/15/45)	1,389	1,267,152
5.15%, 03/15/34 (Call 12/15/33)	1,060	1,034,944
5.30%, 08/15/28 (Call 07/15/28)	1,325	1,334,638
5.30%, 08/15/52 (Call 02/15/52)(a)	820	767,250
5.40%, 03/02/26	420	420,977
5.40%, 03/04/44 (Call 09/04/43)	696	652,174
5.65%, 03/15/33 (Call 12/15/32)	920	935,506
5.75%, 06/24/44 (Call 12/24/43)	110	107,903
5.80%, 11/15/43 (Call 05/15/43)	550	538,982
6.30%, 04/15/40	1,717	1,786,748
7.75%, 06/15/31(a)	552	605,533
8.75%, 03/15/32(a)	653	778,192
Series A, 7.50%, 01/15/31	447	496,456

		366,903,719

Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(a)(b)	894	760,213
4.40%, 05/27/26 (Call 02/27/26)(b)	873	851,201
4.87%, 02/15/29 (Call 11/15/28)(a)(b)	1,035	1,020,508
5.00%, 03/15/48 (Call 09/15/47)(a)(b)	590	534,463
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)(b)	630	591,304
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(a)(b)	818	753,161
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)(b)	753	716,622
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)(b)	888	808,757
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(a)(b)	1,293	1,197,884
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(a)(b)	825	580,584
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(a)(b)	1,265	866,401
KKR Group Finance Co. X LLC, 3.25%, 12/15/51 (Call 06/15/51)(a)(b)	470	314,686

		8,995,784

Real Estate — 0.2%
American Homes 4 Rent LP, 5.50%, 02/01/34 (Call 11/01/33)	500	490,343
AvalonBay Communities Inc., 5.30%, 12/07/33 (Call 09/07/33)(a)	690	691,929

Security	Par (000)	Value

Real Estate (continued)
Brixmor Operating Partnership LP, 5.50%, 02/15/34 (Call 11/15/33)	$295	$287,183
Brookfield Corp., 7.38%, 03/01/33(a)	200	215,256
Camden Property Trust, 4.90%, 01/15/34 (Call 10/15/33)(a)	395	379,939
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)(a)	887	730,096
4.88%, 03/01/26 (Call 12/01/25)(a)	1,226	1,212,331
5.95%, 08/15/34 (Call 05/15/34)	750	756,879
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31 (Call 02/13/31)(b)	280	237,094
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	562	440,246
GAIF Bond Issuer Pty. Ltd., 3.40%, 09/30/26 (Call 06/30/26)(b)	1,249	1,188,976
Jones Lang LaSalle Inc., 6.88%, 12/01/28 (Call 11/01/28)	180	189,281
Kilroy Realty LP, 6.25%, 01/15/36 (Call 10/15/35)(a)	200	192,542
Kite Realty Group LP, 5.50%, 03/01/34 (Call 12/01/33)	5	4,886
Mid-America Apartments LP, 5.00%, 03/15/34 (Call 12/15/33)	250	243,277
Mitsui Fudosan Co. Ltd.
2.57%, 01/21/32 (Call 10/21/31)(b)	375	308,786
3.95%, 01/24/29 (Call 10/24/28)(b)	190	180,658
Ontario Teachers’ Cadillac Fairview Properties Trust
2.50%, 10/15/31 (Call 07/15/31)(b)	1,290	1,023,021
3.88%, 03/20/27 (Call 12/20/26)(b)	760	716,103
4.13%, 02/01/29 (Call 11/01/28)(b)	1,175	1,089,494
Prologis LP
5.00%, 03/15/34 (Call 12/15/33)	625	614,214
5.25%, 03/15/54 (Call 09/15/53)	635	609,755
Realty Income Corp.
2.10%, 03/15/28 (Call 01/15/28)	390	346,150
2.70%, 02/15/32 (Call 11/15/31)	361	296,804
3.20%, 01/15/27 (Call 11/15/26)	635	599,577
3.20%, 02/15/31 (Call 11/15/30)	460	402,308
3.40%, 01/15/30 (Call 10/15/29)	506	458,684
4.00%, 07/15/29 (Call 04/15/29)(a)	791	745,904
5.13%, 02/15/34 (Call 11/15/33)	500	483,753
Regency Centers LP, 5.25%, 01/15/34 (Call 10/15/33)	115	112,385
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(b)	15	16,123
Sun Communities Operating LP, 5.50%, 01/15/29 (Call 12/15/28)	470	465,283

		15,729,260

Real Estate Investment Trusts — 3.1%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)(a)	690	599,706
2.60%, 06/15/33 (Call 03/15/33)(a)	530	410,576
2.90%, 10/01/30 (Call 07/01/30)	200	170,447
4.80%, 10/01/32 (Call 07/01/32)(a)	530	495,183
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	1,236	924,918
2.00%, 05/18/32 (Call 02/18/32)	1,120	865,998
2.75%, 12/15/29 (Call 09/15/29)(a)	735	639,373
2.95%, 03/15/34 (Call 12/15/33)	840	678,717
3.00%, 05/18/51 (Call 11/18/50)(a)	1,097	690,162

116	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.38%, 08/15/31 (Call 05/15/31)	$1,087	$956,958
3.45%, 04/30/25 (Call 02/28/25)	566	552,743
3.55%, 03/15/52 (Call 09/15/51)	1,320	915,862
3.80%, 04/15/26 (Call 02/15/26)	676	656,576
3.95%, 01/15/27 (Call 10/15/26)	480	463,032
3.95%, 01/15/28 (Call 10/15/27)	575	547,997
4.00%, 02/01/50 (Call 08/01/49)	933	705,056
4.30%, 01/15/26 (Call 10/15/25)	645	631,728
4.50%, 07/30/29 (Call 04/30/29)	377	360,975
4.70%, 07/01/30 (Call 04/01/30)	621	597,102
4.75%, 04/15/35 (Call 01/15/35)(a)	638	594,458
4.85%, 04/15/49 (Call 10/15/48)(a)	468	408,023
4.90%, 12/15/30 (Call 09/15/30)(a)	977	951,242
5.15%, 04/15/53 (Call 10/15/52)	635	575,438
5.25%, 05/15/36 (Call 02/15/36)	395	379,181
5.63%, 05/15/54 (Call 11/15/53)	650	625,467
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	869	700,436
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	976	785,714
3.38%, 07/15/51 (Call 01/15/51)	475	313,101
3.63%, 04/15/32 (Call 01/15/32)	620	540,974
4.25%, 02/15/28 (Call 11/15/27)	970	931,835
4.30%, 04/15/52 (Call 10/15/51)(a)	190	147,422
4.90%, 02/15/29 (Call 11/15/28)	912	888,621
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	284	267,015
1.45%, 09/15/26 (Call 08/15/26)	944	858,035
1.50%, 01/31/28 (Call 11/30/27)	896	777,966
1.60%, 04/15/26 (Call 03/15/26)	1,136	1,051,992
1.88%, 10/15/30 (Call 07/15/30)	744	597,846
2.10%, 06/15/30 (Call 03/15/30)	1,053	866,498
2.30%, 09/15/31 (Call 06/15/31)(a)	1,271	1,026,340
2.40%, 03/15/25 (Call 02/15/25)	836	808,190
2.70%, 04/15/31 (Call 01/15/31)	1,272	1,067,562
2.75%, 01/15/27 (Call 11/15/26)	1,077	1,002,494
2.90%, 01/15/30 (Call 10/15/29)	1,067	934,814
2.95%, 01/15/51 (Call 07/15/50)(a)	1,458	925,363
3.10%, 06/15/50 (Call 12/15/49)	1,625	1,063,323
3.13%, 01/15/27 (Call 10/15/26)	668	630,128
3.38%, 10/15/26 (Call 07/15/26)(a)	1,318	1,257,109
3.55%, 07/15/27 (Call 04/15/27)	1,117	1,058,613
3.60%, 01/15/28 (Call 10/15/27)	1,103	1,039,629
3.65%, 03/15/27 (Call 02/15/27)	970	927,068
3.70%, 10/15/49 (Call 04/15/49)	868	629,936
3.80%, 08/15/29 (Call 05/15/29)	1,996	1,847,140
3.95%, 03/15/29 (Call 12/15/28)	1,167	1,095,280
4.00%, 06/01/25 (Call 03/01/25)	645	632,540
4.05%, 03/15/32 (Call 12/15/31)(a)	570	518,471
4.40%, 02/15/26 (Call 11/15/25)	1,083	1,065,018
5.25%, 07/15/28 (Call 06/15/28)	715	712,425
5.50%, 03/15/28 (Call 02/15/28)	993	997,086
5.55%, 07/15/33 (Call 04/15/33)	745	744,457
5.65%, 03/15/33 (Call 12/15/32)	1,121	1,128,274
5.80%, 11/15/28 (Call 10/15/28)	1,390	1,416,687
5.90%, 11/15/33 (Call 08/15/33)	1,210	1,240,954
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	380	330,557
2.05%, 01/15/32 (Call 10/15/31)(a)	990	807,000
2.30%, 03/01/30 (Call 12/01/29)	905	777,807
2.45%, 01/15/31 (Call 10/17/30)	595	507,854

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.90%, 10/15/26 (Call 07/15/26)	$45	$42,541
2.95%, 05/11/26 (Call 02/11/26)	988	943,471
3.20%, 01/15/28 (Call 10/15/27)(a)	536	501,398
3.30%, 06/01/29 (Call 03/01/29)(a)	653	601,725
3.35%, 05/15/27 (Call 02/15/27)	497	471,273
3.45%, 06/01/25 (Call 03/03/25)	602	588,679
3.50%, 11/15/25 (Call 08/15/25)	304	295,298
3.90%, 10/15/46 (Call 04/15/46)	402	314,764
4.15%, 07/01/47 (Call 01/01/47)	309	250,071
4.35%, 04/15/48 (Call 10/18/47)(a)	357	301,829
5.00%, 02/15/33 (Call 11/15/32)	259	253,840
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(a)	1,457	1,074,188
2.55%, 04/01/32 (Call 01/01/32)(a)	1,531	1,190,283
2.75%, 10/01/26 (Call 07/01/26)	1,361	1,259,738
2.90%, 03/15/30 (Call 12/15/29)	1,265	1,067,209
3.25%, 01/30/31 (Call 10/30/30)	1,392	1,172,890
3.40%, 06/21/29 (Call 03/21/29)(a)	950	838,391
3.65%, 02/01/26 (Call 11/03/25)	1,896	1,823,201
4.50%, 12/01/28 (Call 09/01/28)	1,399	1,321,749
6.50%, 01/15/34 (Call 10/15/33)(a)	485	494,880
6.75%, 12/01/27 (Call 11/01/27)(a)	960	991,314
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	285	252,156
2.50%, 08/16/31 (Call 05/16/31)(a)	500	407,148
3.90%, 03/15/27 (Call 12/15/26)	672	640,888
4.05%, 07/01/30 (Call 04/01/30)(a)	1,543	1,419,741
4.13%, 06/15/26 (Call 03/15/26)	645	621,530
4.13%, 05/15/29 (Call 02/15/29)	773	722,778
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	710	551,090
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	1,012	889,496
3.15%, 07/01/29 (Call 04/01/29)	669	608,605
3.35%, 11/01/49 (Call 05/01/49)(a)	402	286,747
4.10%, 10/15/28 (Call 07/15/28)	560	539,372
5.85%, 11/03/26 (Call 10/03/26)(a)	490	500,405
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)(a)	685	567,350
2.25%, 03/15/26 (Call 02/15/26)(a)	570	533,054
2.75%, 04/15/31 (Call 01/15/31)(a)	550	443,931
2.90%, 12/01/33 (Call 09/01/33)	835	636,970
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	1,567	1,416,736
1.35%, 07/15/25 (Call 06/15/25)(a)	614	580,982
2.10%, 04/01/31 (Call 01/01/31)	1,212	973,015
2.25%, 01/15/31 (Call 10/15/30)	1,516	1,238,769
2.50%, 07/15/31 (Call 04/15/31)	955	782,341
2.90%, 03/15/27 (Call 02/15/27)	1,059	985,931
2.90%, 04/01/41 (Call 10/01/40)	1,265	877,387
3.10%, 11/15/29 (Call 08/15/29)(a)	858	759,079
3.25%, 01/15/51 (Call 07/15/50)(a)	1,387	938,776
3.30%, 07/01/30 (Call 04/01/30)	1,075	949,042
3.65%, 09/01/27 (Call 06/01/27)	1,630	1,539,103
3.70%, 06/15/26 (Call 03/15/26)	988	951,404
3.80%, 02/15/28 (Call 11/15/27)	1,500	1,412,705
4.00%, 03/01/27 (Call 12/01/26)	962	926,638
4.00%, 11/15/49 (Call 05/15/49)(a)	522	401,257
4.15%, 07/01/50 (Call 01/01/50)	778	613,366
4.30%, 02/15/29 (Call 11/15/28)	1,103	1,047,342
4.45%, 02/15/26 (Call 11/15/25)	1,546	1,516,977

S C H E D U L E O F I N V E S T M E N T S	117

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.75%, 05/15/47 (Call 11/15/46)(a)	$506	$425,961
4.80%, 09/01/28 (Call 08/01/28)	760	741,845
5.00%, 01/11/28 (Call 12/11/27)	1,412	1,390,611
5.10%, 05/01/33 (Call 02/01/33)	1,027	992,649
5.20%, 02/15/49 (Call 08/15/48)	498	449,344
5.60%, 06/01/29 (Call 05/01/29)	1,064	1,069,892
5.80%, 03/01/34 (Call 12/01/33)	1,210	1,226,310
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)(a)	615	493,373
2.25%, 12/15/28 (Call 10/15/28)	657	571,548
2.50%, 02/15/32 (Call 11/15/31)(a)	650	525,271
3.00%, 02/15/30 (Call 11/15/29)(a)	531	462,506
3.13%, 09/01/26 (Call 06/01/26)	872	824,432
4.00%, 11/15/25 (Call 08/15/25)(a)	611	594,558
4.38%, 02/15/29 (Call 11/15/28)(a)	590	561,220
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	1,562	1,439,008
3.70%, 08/15/27 (Call 05/15/27)	1,392	1,327,981
4.45%, 07/15/28 (Call 04/15/28)	930	899,704
5.55%, 01/15/28 (Call 12/15/27)	1,275	1,287,792
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)(a)	435	355,119
3.75%, 08/15/29 (Call 05/15/29)	500	436,413
4.50%, 04/01/25 (Call 01/01/25)(a)	300	294,493
4.50%, 06/01/27 (Call 03/01/27)	325	307,206
4.75%, 12/15/26 (Call 09/15/26)(a)	300	288,234
4.95%, 04/15/28 (Call 01/15/28)	300	284,615
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,124	1,051,042
1.25%, 07/15/25 (Call 06/15/25)	597	563,415
1.45%, 05/15/26 (Call 04/15/26)	1,170	1,076,568
1.55%, 03/15/28 (Call 01/15/28)	891	775,263
1.80%, 07/15/27 (Call 05/15/27)	845	759,719
2.00%, 05/15/28 (Call 03/15/28)	840	740,261
2.15%, 07/15/30 (Call 04/15/30)	1,160	961,617
2.50%, 05/15/31 (Call 02/15/31)(a)	1,821	1,518,525
2.90%, 11/18/26 (Call 09/18/26)	2	1,883
2.95%, 09/15/51 (Call 03/15/51)(a)	779	494,814
3.00%, 07/15/50 (Call 01/15/50)	901	584,783
3.20%, 11/18/29 (Call 08/18/29)	1,977	1,775,517
3.40%, 02/15/52 (Call 08/15/51)	576	398,680
3.90%, 04/15/32 (Call 01/15/32)	1,195	1,084,193
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	775	622,805
2.50%, 02/15/30 (Call 11/15/29)	865	751,507
2.85%, 11/01/26 (Call 08/01/26)(a)	735	693,614
3.00%, 07/01/29 (Call 04/01/29)	800	725,115
3.25%, 08/01/27 (Call 05/01/27)	450	422,697
3.38%, 06/01/25 (Call 03/01/25)	420	409,622
3.50%, 03/01/28 (Call 12/01/27)	637	601,189
4.00%, 08/01/47 (Call 02/01/47)	120	92,223
4.15%, 12/01/28 (Call 09/01/28)(a)	778	752,228
4.50%, 07/01/44 (Call 01/01/44)	1,019	875,923
4.50%, 06/01/45 (Call 12/01/44)	545	454,948
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	565	441,674
1.70%, 03/01/28 (Call 01/01/28)	220	191,189
2.55%, 06/15/31 (Call 03/15/31)	195	160,643
2.65%, 03/15/32 (Call 12/15/31)(a)	628	511,063
2.65%, 09/01/50 (Call 03/01/50)	470	273,076
3.00%, 01/15/30 (Call 10/15/29)(a)	682	598,325

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.38%, 04/15/26 (Call 01/15/26)	$723	$695,233
3.50%, 04/01/25 (Call 01/01/25)(a)	715	698,822
3.63%, 05/01/27 (Call 02/01/27)	486	460,966
4.00%, 03/01/29 (Call 12/01/28)(a)	791	747,849
4.50%, 03/15/48 (Call 09/15/47)(a)	375	313,538
Extra Space Storage LP
2.20%, 10/15/30 (Call 07/15/30)	804	657,300
2.35%, 03/15/32 (Call 12/15/31)	1,100	872,670
2.40%, 10/15/31 (Call 07/15/31)	765	617,934
2.55%, 06/01/31 (Call 03/01/31)	415	341,353
3.50%, 07/01/26 (Call 04/01/26)(a)	1,089	1,042,790
3.88%, 12/15/27 (Call 09/15/27)	728	691,487
3.90%, 04/01/29 (Call 02/01/29)	170	158,743
4.00%, 06/15/29 (Call 03/15/29)	622	583,742
5.40%, 02/01/34 (Call 11/01/33)	495	485,226
5.50%, 07/01/30 (Call 05/01/30)	475	477,209
5.70%, 04/01/28 (Call 03/01/28)	475	481,631
5.90%, 01/15/31 (Call 11/15/30)	260	266,266
Federal Realty OP LP
1.25%, 02/15/26 (Call 01/15/26)	652	600,728
3.20%, 06/15/29 (Call 03/15/29)(a)	310	276,967
3.25%, 07/15/27 (Call 04/15/27)	845	787,312
3.50%, 06/01/30 (Call 03/01/30)	634	568,603
3.63%, 08/01/46 (Call 02/01/46)(a)	444	284,856
4.50%, 12/01/44 (Call 06/01/44)(a)	588	476,631
5.38%, 05/01/28 (Call 04/01/28)	400	396,858
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	1,105	916,695
4.00%, 01/15/30 (Call 10/15/29)(a)	1,167	1,050,248
4.00%, 01/15/31 (Call 10/15/30)	903	796,770
5.25%, 06/01/25 (Call 03/01/25)(a)	1,011	1,001,842
5.30%, 01/15/29 (Call 10/15/28)	820	795,568
5.38%, 04/15/26 (Call 01/15/26)	1,394	1,378,759
5.75%, 06/01/28 (Call 03/03/28)	869	862,100
6.75%, 12/01/33 (Call 09/01/33)(a)	350	363,183
Goodman U.S. Finance Five LLC, 4.63%, 05/04/32 (Call 02/04/32)(b)	75	68,344
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37 (Call 04/15/37)(a)(b)	415	348,080
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(a)(b)	822	760,049
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	677	530,696
2.05%, 03/15/31 (Call 12/15/30)	838	636,673
2.40%, 03/15/30 (Call 12/15/29)	745	597,569
3.10%, 02/15/30 (Call 11/15/29)	709	610,245
3.50%, 08/01/26 (Call 05/01/26)(a)	803	763,775
3.63%, 01/15/28 (Call 10/15/27)	496	453,526
3.75%, 07/01/27 (Call 04/01/27)	781	732,922
Healthpeak OP LLC
1.35%, 02/01/27 (Call 01/01/27)	1,058	951,608
2.13%, 12/01/28 (Call 10/01/28)	767	666,984
2.88%, 01/15/31 (Call 10/15/30)(a)	963	819,599
3.00%, 01/15/30 (Call 10/15/29)	771	675,582
3.25%, 07/15/26 (Call 05/15/26)	1,125	1,074,717
3.50%, 07/15/29 (Call 04/15/29)	565	515,970
4.00%, 06/01/25 (Call 03/01/25)	582	570,564
5.25%, 12/15/32 (Call 09/15/32)(a)	935	914,548
6.75%, 02/01/41 (Call 08/01/40)	397	433,400
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)(a)	635	497,865

118	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.05%, 02/15/30 (Call 11/15/29)	$573	$480,663
3.88%, 03/01/27 (Call 12/01/26)	190	178,377
4.13%, 03/15/28 (Call 12/15/27)	492	455,280
4.20%, 04/15/29 (Call 01/15/29)(a)	559	503,525
7.65%, 02/01/34 (Call 11/01/33)(a)	20	21,479
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)(a)	705	690,361
Series F, 4.50%, 02/01/26 (Call 11/01/25)	664	649,382
Series H, 3.38%, 12/15/29 (Call 09/15/29)	551	487,592
Series I, 3.50%, 09/15/30 (Call 06/15/30)(a)	636	560,836
Series J, 2.90%, 12/15/31 (Call 09/15/31)	785	647,990
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	801	625,658
2.30%, 11/15/28 (Call 09/15/28)	830	725,950
2.70%, 01/15/34 (Call 10/15/33)	570	443,783
4.15%, 04/15/32 (Call 01/15/32)(a)	705	635,970
5.45%, 08/15/30 (Call 06/15/30)	585	582,395
5.50%, 08/15/33 (Call 05/15/33)(a)	655	646,969
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)(a)	548	405,275
2.65%, 11/15/33 (Call 08/15/33)(a)	660	480,590
3.05%, 02/15/30 (Call 11/15/29)	857	718,370
4.25%, 08/15/29 (Call 05/15/29)(a)	595	542,641
4.38%, 10/01/25 (Call 07/01/25)	410	399,532
4.75%, 12/15/28 (Call 09/15/28)(a)	555	522,647
Kimco Realty OP LLC
1.90%, 03/01/28 (Call 01/01/28)	518	453,745
2.25%, 12/01/31 (Call 09/01/31)	480	381,770
2.70%, 10/01/30 (Call 07/01/30)	781	663,422
2.80%, 10/01/26 (Call 07/01/26)	604	566,202
3.20%, 04/01/32 (Call 01/01/32)	380	322,912
3.25%, 08/15/26 (Call 05/15/26)	690	650,772
3.70%, 10/01/49 (Call 04/01/49)(a)	456	326,708
3.80%, 04/01/27 (Call 01/01/27)	815	780,904
4.13%, 12/01/46 (Call 06/01/46)	463	351,607
4.25%, 04/01/45 (Call 10/01/44)(a)	344	268,999
4.45%, 09/01/47 (Call 03/01/47)(a)	515	407,953
4.60%, 02/01/33 (Call 11/01/32)(a)	1,035	970,225
6.40%, 03/01/34 (Call 12/01/33)	675	710,298
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	662	626,916
Kite Realty Group Trust
4.00%, 03/15/25 (Call 12/15/24)(a)	490	479,445
4.75%, 09/15/30 (Call 06/15/30)(a)	510	481,170
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	488	387,420
2.70%, 09/15/30 (Call 06/15/30)(a)	695	573,027
6.75%, 11/15/28 (Call 10/15/28)(a)	140	144,536
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	963	869,603
1.70%, 02/15/31 (Call 11/15/30)	787	627,143
2.75%, 03/15/30 (Call 12/15/29)(a)	585	514,128
2.88%, 09/15/51 (Call 03/15/51)	379	240,411
3.60%, 06/01/27 (Call 03/01/27)	500	477,747
3.95%, 03/15/29 (Call 12/15/28)(a)	766	730,740
4.00%, 11/15/25 (Call 08/15/25)(a)	250	244,607
4.20%, 06/15/28 (Call 03/15/28)(a)	660	638,659
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	684	548,846
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)	684	578,175

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.00%, 04/15/52 (Call 10/15/51)(a)	$325	$207,563
3.10%, 04/15/50 (Call 10/15/49)(a)	278	179,591
3.50%, 10/15/27 (Call 07/15/27)	560	525,372
3.50%, 04/15/51 (Call 10/15/50)	445	316,824
3.60%, 12/15/26 (Call 09/15/26)	516	491,137
4.00%, 11/15/25 (Call 08/15/25)	442	431,185
4.30%, 10/15/28 (Call 07/15/28)	297	285,200
4.80%, 10/15/48 (Call 04/15/48)	622	533,541
5.60%, 10/15/33 (Call 07/15/33)	679	677,136
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	745	593,004
3.38%, 02/01/31 (Call 11/01/30)	1,043	878,128
3.63%, 10/01/29 (Call 07/01/29)	823	722,798
4.50%, 04/01/27 (Call 01/01/27)	630	605,833
4.75%, 01/15/28 (Call 10/15/27)	980	940,144
5.25%, 01/15/26 (Call 10/15/25)(a)	1,070	1,060,442
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	665	534,932
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	721	586,985
3.95%, 01/15/28 (Call 10/15/27)(a)	392	372,894
4.30%, 03/15/27 (Call 12/15/26)	798	776,677
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	452	319,841
3.15%, 08/15/30 (Call 05/15/30)(a)	346	264,042
9.25%, 07/20/28 (Call 06/20/28)	115	121,496
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	823	653,181
1.63%, 03/15/31 (Call 12/15/30)	402	319,266
1.75%, 07/01/30 (Call 04/01/30)	545	446,842
1.75%, 02/01/31 (Call 11/01/30)(a)	385	311,967
2.13%, 04/15/27 (Call 02/15/27)	661	607,026
2.13%, 10/15/50 (Call 04/15/50)(a)	601	329,918
2.25%, 04/15/30 (Call 01/15/30)	1,336	1,145,721
2.25%, 01/15/32 (Call 10/15/31)(a)	1,105	902,339
2.88%, 11/15/29 (Call 08/15/29)(a)	613	549,377
3.00%, 04/15/50 (Call 10/15/49)(a)	709	479,395
3.05%, 03/01/50 (Call 09/01/49)(a)	572	388,612
3.25%, 06/30/26 (Call 03/30/26)	880	845,291
3.25%, 10/01/26 (Call 07/01/26)	643	613,509
3.38%, 12/15/27 (Call 09/15/27)(a)	709	669,719
3.88%, 09/15/28 (Call 06/15/28)	641	613,068
4.00%, 09/15/28 (Call 06/15/28)	749	720,149
4.38%, 02/01/29 (Call 11/01/28)(a)	544	531,725
4.38%, 09/15/48 (Call 03/15/48)	440	372,723
4.63%, 01/15/33 (Call 10/15/32)	525	505,227
4.75%, 06/15/33 (Call 03/15/33)	1,280	1,241,173
4.88%, 06/15/28 (Call 05/15/28)	630	629,227
5.13%, 01/15/34 (Call 10/15/33)	790	781,957
5.25%, 06/15/53 (Call 12/15/52)(a)	1,366	1,323,806
Prologis Targeted U.S. Logistics Fund LP
5.25%, 04/01/29 (Call 03/01/29)(b)	90	89,529
5.50%, 04/01/34 (Call 01/01/34)(b)	105	104,242
Public Storage Operating Co.
0.88%, 02/15/26 (Call 01/15/26)	1,076	993,124
1.50%, 11/09/26 (Call 10/09/26)	1,257	1,147,438
1.85%, 05/01/28 (Call 03/01/28)	912	805,806
1.95%, 11/09/28 (Call 09/09/28)(a)	915	803,142
2.25%, 11/09/31 (Call 08/09/31)	730	601,851
2.30%, 05/01/31 (Call 02/01/31)	775	651,869

S C H E D U L E O F I N V E S T M E N T S	119

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.09%, 09/15/27 (Call 06/15/27)	$650	$611,487
3.39%, 05/01/29 (Call 02/01/29)	930	867,070
5.10%, 08/01/33 (Call 05/01/33)	365	364,651
5.13%, 01/15/29 (Call 12/15/28)(a)	720	726,948
5.35%, 08/01/53 (Call 02/01/53)(a)	813	806,587
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)(a)	762	619,247
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	640	583,851
1.80%, 03/15/33 (Call 12/15/32)(a)	495	372,639
2.20%, 06/15/28 (Call 04/15/28)	77	68,345
2.85%, 12/15/32 (Call 09/15/32)	1,012	833,892
3.00%, 01/15/27 (Call 10/15/26)	72	67,890
3.10%, 12/15/29 (Call 09/15/29)	925	831,773
3.25%, 06/15/29 (Call 03/15/29)	611	558,577
3.25%, 01/15/31 (Call 10/15/30)(a)	1,235	1,093,980
3.40%, 01/15/28 (Call 11/15/27)	768	720,148
3.65%, 01/15/28 (Call 10/15/27)	402	381,211
3.88%, 04/15/25 (Call 02/15/25)(a)	648	636,808
3.95%, 08/15/27 (Call 05/15/27)	168	162,251
4.13%, 10/15/26 (Call 07/15/26)	694	675,628
4.45%, 09/15/26 (Call 06/15/26)	662	644,375
4.63%, 11/01/25 (Call 09/01/25)	1,023	1,010,787
4.65%, 03/15/47 (Call 09/15/46)(a)	681	592,879
4.70%, 12/15/28 (Call 11/15/28)	590	579,780
4.75%, 02/15/29 (Call 01/15/29)(a)	865	846,293
4.85%, 03/15/30 (Call 01/15/30)(a)	735	720,320
4.88%, 06/01/26 (Call 03/01/26)	982	974,440
4.90%, 07/15/33 (Call 04/15/33)(a)	990	944,546
5.05%, 01/13/26 (Call 03/11/24)	115	114,505
5.63%, 10/13/32 (Call 07/13/32)(a)	880	890,678
5.88%, 03/15/35(a)	605	610,718
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)(a)	761	673,627
3.60%, 02/01/27 (Call 11/01/26)	563	537,664
3.70%, 06/15/30 (Call 03/15/30)	563	513,240
3.90%, 11/01/25 (Call 08/01/25)(a)	620	598,780
4.13%, 03/15/28 (Call 12/15/27)	622	593,930
4.40%, 02/01/47 (Call 08/01/46)(a)	543	434,723
4.65%, 03/15/49 (Call 09/15/48)	570	483,784
Retail Opportunity Investments Partnership LP,
6.75%, 10/15/28 (Call 09/15/28)	55	56,851
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	639	517,364
2.15%, 09/01/31 (Call 06/01/31)	640	505,822
5.00%, 06/15/28 (Call 05/15/28)	500	494,953
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	720	583,768
3.90%, 10/15/29 (Call 07/15/29)	647	575,126
5.13%, 08/15/26 (Call 05/15/26)	906	889,576
Safehold GL Holdings LLC
2.80%, 06/15/31 (Call 03/15/31)(a)	547	444,459
2.85%, 01/15/32 (Call 08/15/31)(a)	400	321,667
6.10%, 04/01/34 (Call 01/01/34)	200	197,914
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(a)(b)	966	931,605
3.63%, 01/28/26 (Call 12/28/25)(b)	1,306	1,262,489
3.75%, 03/23/27 (Call 12/23/26)(a)(b)	895	851,245
4.38%, 05/28/30 (Call 02/28/30)(a)(b)	1,170	1,099,900
Scentre Group Trust 2, 4.75%, 09/24/80 (Call 06/24/26), (5-year CMT + 4.379%)(a)(b)(d)	741	704,616

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	$840	$761,820
1.75%, 02/01/28 (Call 11/01/27)	1,080	955,897
2.20%, 02/01/31 (Call 11/01/30)(a)	990	811,868
2.25%, 01/15/32 (Call 10/15/31)	945	760,646
2.45%, 09/13/29 (Call 06/13/29)	1,629	1,420,652
2.65%, 07/15/30 (Call 04/15/30)	1,114	966,564
2.65%, 02/01/32 (Call 12/01/31)(a)	916	761,740
3.25%, 11/30/26 (Call 08/30/26)	875	834,106
3.25%, 09/13/49 (Call 03/13/49)(a)	1,707	1,183,023
3.30%, 01/15/26 (Call 10/15/25)	1,290	1,244,942
3.38%, 06/15/27 (Call 03/15/27)	979	928,963
3.38%, 12/01/27 (Call 09/01/27)(a)	1,112	1,048,868
3.50%, 09/01/25 (Call 06/01/25)(a)	1,442	1,406,950
3.80%, 07/15/50 (Call 01/15/50)	527	399,199
4.25%, 10/01/44 (Call 04/01/44)(a)	716	585,857
4.25%, 11/30/46 (Call 05/30/46)	690	559,288
4.75%, 03/15/42 (Call 09/15/41)	435	388,407
5.50%, 03/08/33 (Call 12/08/32)(a)	910	917,660
5.85%, 03/08/53 (Call 09/03/52)	855	865,587
6.25%, 01/15/34 (Call 10/15/33)(a)	340	358,274
6.65%, 01/15/54 (Call 07/15/53)(a)	385	433,080
6.75%, 02/01/40 (Call 11/01/39)(a)	1,044	1,146,404
SITE Centers Corp.
4.25%, 02/01/26 (Call 11/01/25)	333	324,985
4.70%, 06/01/27 (Call 03/01/27)	862	847,724
Sixth Street Specialty Lending Inc., 6.95%, 08/14/28 (Call 07/14/28)(a)	193	196,498
Store Capital LLC
2.70%, 12/01/31 (Call 09/01/31)(a)	485	377,603
2.75%, 11/18/30 (Call 08/18/30)	600	473,212
4.50%, 03/15/28 (Call 12/15/27)(a)	590	552,182
4.63%, 03/15/29 (Call 12/15/28)(a)	586	546,777
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)(a)	645	559,780
2.70%, 07/15/31 (Call 04/15/31)	558	455,096
4.20%, 04/15/32 (Call 01/15/32)	770	684,167
5.70%, 01/15/33 (Call 10/15/32)	665	654,566
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)(a)	620	500,235
3.13%, 09/01/26 (Call 06/01/26)	691	644,944
3.88%, 07/15/27 (Call 04/15/27)	425	390,068
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/30/29)(b)	430	391,287
6.39%, 01/15/50 (Call 07/15/49)(b)	769	646,945
6.95%, 01/30/44 (Call 07/30/43)(b)	605	539,446
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	613	457,298
2.10%, 08/01/32 (Call 05/01/32)	450	347,920
2.10%, 06/15/33 (Call 03/15/33)(a)	370	279,911
2.95%, 09/01/26 (Call 06/01/26)	457	430,441
3.00%, 08/15/31 (Call 05/15/31)(a)	948	813,413
3.10%, 11/01/34 (Call 08/01/34)	443	356,273
3.20%, 01/15/30 (Call 10/15/29)(a)	732	654,726
3.50%, 07/01/27 (Call 04/01/27)	280	262,891
3.50%, 01/15/28 (Call 10/15/27)	638	594,079
4.40%, 01/26/29 (Call 10/26/28)	413	395,137
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	700	569,258
3.00%, 01/15/30 (Call 10/15/29)	742	647,712
3.25%, 10/15/26 (Call 07/15/26)	771	727,857

120	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.85%, 04/01/27 (Call 01/01/27)	$720	$686,005
4.00%, 03/01/28 (Call 12/01/27)(a)	635	604,275
4.13%, 01/15/26 (Call 10/15/25)	898	873,865
4.38%, 02/01/45 (Call 08/01/44)	300	237,392
4.40%, 01/15/29 (Call 10/15/28)	1,030	986,733
4.75%, 11/15/30 (Call 08/15/30)	786	751,064
4.88%, 04/15/49 (Call 10/15/48)	411	348,843
5.70%, 09/30/43 (Call 03/30/43)	446	420,686
VICI Properties LP
4.38%, 05/15/25	160	157,139
4.75%, 02/15/28 (Call 01/15/28)	1,658	1,605,620
4.95%, 02/15/30 (Call 12/15/29)(a)	1,315	1,251,902
5.13%, 05/15/32 (Call 02/15/32)	2,105	1,975,255
5.63%, 05/15/52 (Call 11/15/51)	1,195	1,082,037
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27 (Call 04/01/24)(b)	1,435	1,349,904
3.88%, 02/15/29 (Call 11/15/28)(b)	407	371,286
4.13%, 08/15/30 (Call 02/15/25)(b)	1,320	1,184,009
4.25%, 12/01/26 (Call 04/01/24)(b)	1,680	1,607,133
4.50%, 09/01/26 (Call 06/01/26)(b)	705	680,170
4.50%, 01/15/28 (Call 10/15/27)(a)(b)	560	532,073
4.63%, 06/15/25 (Call 03/15/25)(b)	595	584,903
4.63%, 12/01/29 (Call 12/01/24)(a)(b)	1,270	1,182,497
5.75%, 02/01/27 (Call 11/01/26)(b)	760	756,504
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	2	1,817
3.50%, 06/15/29 (Call 03/15/29)(a)(b)	690	598,911
4.13%, 09/20/28 (Call 06/20/28)(a)(b)	381	339,991
4.63%, 09/20/48 (Call 03/20/48)(a)(b)	697	476,186
WEA Finance LLC/Westfield U.K. & Europe
Finance PLC, 4.75%, 09/17/44
(Call 03/17/44)(a)(b)	695	487,034
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	715	619,309
2.70%, 02/15/27 (Call 12/15/26)(a)	883	825,218
2.75%, 01/15/31 (Call 10/15/30)	918	783,061
2.75%, 01/15/32 (Call 10/15/31)(a)	875	727,889
2.80%, 06/01/31 (Call 03/01/31)(a)	930	789,670
3.10%, 01/15/30 (Call 10/15/29)	749	668,173
3.85%, 06/15/32 (Call 03/15/32)(a)	545	489,290
4.00%, 06/01/25 (Call 03/01/25)	1,058	1,038,855
4.13%, 03/15/29 (Call 12/15/28)	1,094	1,040,672
4.25%, 04/01/26 (Call 01/01/26)(a)	1,130	1,107,459
4.25%, 04/15/28 (Call 01/15/28)	947	916,096
4.95%, 09/01/48 (Call 03/01/48)	405	365,074
5.13%, 03/15/43 (Call 09/15/42)	505	452,223
6.50%, 03/15/41 (Call 09/15/40)	540	582,855
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	660	570,082
4.00%, 11/15/29 (Call 08/15/29)	1,347	1,264,563
4.00%, 04/15/30 (Call 01/15/30)	1,197	1,119,498
4.00%, 03/09/52 (Call 09/09/51)	835	655,080
4.75%, 05/15/26	1,210	1,197,838
6.88%, 12/15/33	410	441,124
6.95%, 10/01/27	390	413,215
7.38%, 03/15/32(a)	909	1,026,559
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)(a)	789	597,919
2.40%, 02/01/31 (Call 11/01/30)(a)	454	373,660
2.45%, 02/01/32 (Call 11/01/31)	345	274,786
3.85%, 07/15/29 (Call 04/15/29)	659	609,228

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.25%, 10/01/26 (Call 07/01/26)	$721	$701,577

		329,092,315

Retail — 2.4%
7-Eleven Inc.
0.95%, 02/10/26 (Call 01/10/26)(a)(b)	1,832	1,688,300
1.30%, 02/10/28 (Call 12/10/27)(a)(b)	1,810	1,570,523
1.80%, 02/10/31 (Call 11/10/30)(b)	2,665	2,123,393
2.50%, 02/10/41 (Call 08/10/40)(a)(b)	1,167	780,758
2.80%, 02/10/51 (Call 08/02/50)(b)	2,001	1,240,333
Advance Auto Parts Inc., 3.50%, 03/15/32
(Call 12/15/31)(a)	674	565,312
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (Call 10/25/29)(a)(b)	1,154	1,028,590
3.44%, 05/13/41 (Call 11/13/40)(a)(b)	1,110	840,917
3.55%, 07/26/27 (Call 04/26/27)(b)	1,258	1,198,733
3.63%, 05/13/51 (Call 11/13/50)(a)(b)	345	251,579
3.80%, 01/25/50 (Call 07/25/49)(b)	533	407,075
4.50%, 07/26/47 (Call 01/26/47)(b)	910	760,983
5.27%, 02/12/34 (Call 11/12/33)(a)(b)	450	445,810
5.62%, 02/12/54 (Call 08/12/53)(b)	450	448,547
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	390	333,568
2.40%, 08/01/31 (Call 05/01/31)	734	581,329
3.80%, 11/15/27 (Call 08/15/27)	590	549,205
3.85%, 03/01/32 (Call 12/01/31)(a)	985	860,066
4.50%, 10/01/25 (Call 07/01/25)	630	618,908
4.75%, 06/01/30 (Call 03/01/30)(a)	705	670,552
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	706	561,741
3.13%, 04/21/26 (Call 01/21/26)	1,080	1,034,979
3.25%, 04/15/25 (Call 01/15/25)	651	635,797
3.63%, 04/15/25 (Call 03/15/25)	763	749,000
3.75%, 06/01/27 (Call 03/01/27)(a)	903	867,404
3.75%, 04/18/29 (Call 01/18/29)	844	792,630
4.00%, 04/15/30 (Call 01/15/30)	930	875,343
4.50%, 02/01/28 (Call 01/01/28)	770	754,195
4.75%, 08/01/32 (Call 05/01/32)	1,010	969,888
4.75%, 02/01/33 (Call 11/01/32)	760	728,101
5.05%, 07/15/26	445	444,051
5.20%, 08/01/33 (Call 05/01/33)(a)	480	475,659
6.25%, 11/01/28 (Call 10/01/28)	835	868,318
6.55%, 11/01/33 (Call 08/01/33)(a)	690	745,403
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(a)	1,147	942,930
4.45%, 10/01/28 (Call 07/01/28)(a)	1,132	1,109,447
CK Hutchison International 20 Ltd., 3.38%,
05/08/50 (Call 11/08/49)(a)(b)	1,020	751,596
CK Hutchison International 21 Ltd., 3.13%,
04/15/41 (Call 10/15/40)(a)(b)	772	587,670
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	1,810	1,628,263
1.60%, 04/20/30 (Call 01/20/30)	2,744	2,286,271
1.75%, 04/20/32 (Call 01/20/32)	1,484	1,186,692
3.00%, 05/18/27 (Call 02/18/27)	1,556	1,484,512
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	1,140	1,094,722
4.55%, 02/15/48 (Call 08/15/47)	476	386,962
6.30%, 10/10/33 (Call 07/10/33)	350	365,593
Dick’s Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)(a)	1,290	1,081,020
4.10%, 01/15/52 (Call 07/15/51)(a)	1,190	841,227

S C H E D U L E O F I N V E S T M E N T S	121

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	$1,661	$1,502,908
3.88%, 04/15/27 (Call 01/15/27)	1,012	973,585
4.13%, 05/01/28 (Call 02/01/28)	821	792,056
4.13%, 04/03/50 (Call 10/03/49)	790	603,235
4.15%, 11/01/25 (Call 08/01/25)	729	714,257
4.63%, 11/01/27 (Call 10/01/27)	945	926,919
5.00%, 11/01/32 (Call 08/01/32)(a)	950	923,342
5.20%, 07/05/28 (Call 06/05/28)(a)	626	625,430
5.45%, 07/05/33 (Call 04/05/33)(a)	852	846,208
5.50%, 11/01/52 (Call 05/01/52)(a)	495	467,159
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	1,405	1,169,383
3.38%, 12/01/51 (Call 06/01/51)	735	483,277
4.00%, 05/15/25 (Call 03/15/25)	1,409	1,383,781
4.20%, 05/15/28 (Call 02/15/28)	2,141	2,064,928
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)	888	714,972
2.75%, 02/01/32 (Call 11/01/31)(a)	735	605,899
6.50%, 11/01/28 (Call 10/01/28)	495	518,693
6.88%, 11/01/33 (Call 08/01/33)(a)	560	611,853
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(a)	650	560,848
1.38%, 03/15/31 (Call 12/15/30)	1,965	1,554,947
1.50%, 09/15/28 (Call 07/15/28)(a)	1,152	1,003,663
1.88%, 09/15/31 (Call 06/15/31)	1,530	1,239,361
2.13%, 09/15/26 (Call 06/15/26)	1,433	1,339,721
2.38%, 03/15/51 (Call 09/15/50)	1,675	985,501
2.50%, 04/15/27 (Call 02/15/27)	1,230	1,146,224
2.70%, 04/15/25 (Call 03/15/25)	485	472,514
2.70%, 04/15/30 (Call 01/15/30)	2,112	1,868,063
2.75%, 09/15/51 (Call 03/15/51)(a)	1,370	876,292
2.80%, 09/14/27 (Call 06/14/27)	1,535	1,439,574
2.88%, 04/15/27 (Call 03/15/27)	1,162	1,097,964
2.95%, 06/15/29 (Call 03/15/29)	2,732	2,493,946
3.00%, 04/01/26 (Call 01/01/26)	1,844	1,775,949
3.13%, 12/15/49 (Call 06/15/49)	1,088	757,607
3.25%, 04/15/32 (Call 01/15/32)	1,895	1,683,351
3.30%, 04/15/40 (Call 10/15/39)	1,331	1,042,737
3.35%, 09/15/25 (Call 06/15/25)	1,528	1,491,979
3.35%, 04/15/50 (Call 10/15/49)(a)	1,925	1,393,421
3.50%, 09/15/56 (Call 03/15/56)	965	712,883
3.63%, 04/15/52 (Call 10/15/51)	2,035	1,537,215
3.90%, 12/06/28 (Call 09/06/28)(a)	1,587	1,534,678
3.90%, 06/15/47 (Call 12/15/46)	1,379	1,115,038
4.00%, 09/15/25 (Call 08/15/25)	635	624,990
4.20%, 04/01/43 (Call 10/01/42)	1,253	1,080,549
4.25%, 04/01/46 (Call 10/01/45)	2,159	1,843,981
4.40%, 03/15/45 (Call 09/15/44)	1,180	1,033,204
4.50%, 09/15/32 (Call 06/15/32)	1,405	1,374,420
4.50%, 12/06/48 (Call 06/06/48)	1,810	1,597,125
4.88%, 02/15/44 (Call 08/15/43)	1,104	1,035,557
4.90%, 04/15/29 (Call 03/15/29)	625	627,411
4.95%, 09/30/26 (Call 08/30/26)(a)	630	630,345
4.95%, 09/15/52 (Call 03/15/52)(a)	1,205	1,144,569
5.40%, 09/15/40 (Call 03/15/40)	860	865,342
5.88%, 12/16/36	3,948	4,198,629
5.95%, 04/01/41 (Call 10/01/40)	1,696	1,809,203
InRetail Consumer, 3.25%, 03/22/28
(Call 01/22/28)(b)	10	8,880

Security	Par (000)	Value

Retail (continued)
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)(a)	$735	$637,478
1.70%, 09/15/28 (Call 07/15/28)	1,700	1,476,923
1.70%, 10/15/30 (Call 07/15/30)	1,395	1,132,665
2.50%, 04/15/26 (Call 01/15/26)	1,414	1,342,273
2.63%, 04/01/31 (Call 01/01/31)	1,980	1,686,793
2.80%, 09/15/41 (Call 03/15/41)	1,441	1,006,479
3.00%, 10/15/50 (Call 04/15/50)	2,432	1,569,076
3.10%, 05/03/27 (Call 02/03/27)	1,765	1,668,690
3.35%, 04/01/27 (Call 03/01/27)(a)	1,198	1,141,882
3.38%, 09/15/25 (Call 06/15/25)	1,305	1,269,973
3.50%, 04/01/51 (Call 10/01/50)(a)	765	538,109
3.65%, 04/05/29 (Call 01/05/29)(a)	2,162	2,037,841
3.70%, 04/15/46 (Call 10/15/45)	1,842	1,385,737
3.75%, 04/01/32 (Call 01/01/32)(a)	2,048	1,860,955
4.00%, 04/15/25 (Call 03/15/25)	1,151	1,134,494
4.05%, 05/03/47 (Call 11/03/46)	2,221	1,758,286
4.25%, 04/01/52 (Call 10/01/51)	2,055	1,651,039
4.38%, 09/15/45 (Call 03/15/45)	637	539,673
4.40%, 09/08/25(a)	587	579,782
4.45%, 04/01/62 (Call 10/01/61)	1,455	1,161,720
4.50%, 04/15/30 (Call 01/15/30)(a)	1,862	1,809,115
4.55%, 04/05/49 (Call 10/05/48)	725	609,496
4.65%, 04/15/42 (Call 10/15/41)	484	432,183
4.80%, 04/01/26 (Call 03/01/26)	840	834,868
5.00%, 04/15/33 (Call 01/15/33)(a)	1,015	1,001,199
5.00%, 04/15/40 (Call 10/15/39)	530	503,616
5.00%, 09/15/43 (Call 03/15/43)(a)	271	246,326
5.13%, 04/15/50 (Call 10/15/49)	600	554,897
5.15%, 07/01/33 (Call 04/01/33)(a)	1,065	1,060,336
5.50%, 10/15/35(a)	690	710,473
5.63%, 04/15/53 (Call 10/15/52)(a)	1,690	1,677,263
5.75%, 07/01/53 (Call 01/01/53)(a)	495	500,044
5.80%, 10/15/36	330	338,274
5.80%, 09/15/62 (Call 03/15/62)(a)	1,069	1,066,567
5.85%, 04/01/63 (Call 10/01/62)	860	867,547
6.50%, 03/15/29(a)	595	637,263
6.88%, 02/15/28(a)	785	844,442
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	262	248,017
2.13%, 03/01/30 (Call 12/01/29)	727	622,197
2.63%, 09/01/29 (Call 06/01/29)	1,081	967,381
3.30%, 07/01/25 (Call 06/01/25)(a)	1,008	984,382
3.38%, 05/26/25 (Call 02/26/25)	853	833,734
3.50%, 03/01/27 (Call 12/01/26)	1,359	1,309,229
3.50%, 07/01/27 (Call 05/01/27)	1,407	1,347,458
3.60%, 07/01/30 (Call 04/01/30)(a)	999	925,796
3.63%, 05/01/43(a)	960	755,831
3.63%, 09/01/49 (Call 03/01/49)	2,346	1,757,297
3.70%, 01/30/26 (Call 10/30/25)(a)	2,245	2,192,912
3.70%, 02/15/42	666	536,475
3.80%, 04/01/28 (Call 01/01/28)	1,558	1,497,593
4.20%, 04/01/50 (Call 10/01/49)(a)	965	798,184
4.45%, 03/01/47 (Call 09/01/46)	1,425	1,224,474
4.45%, 09/01/48 (Call 03/01/48)	748	647,798
4.60%, 09/09/32 (Call 06/09/32)(a)	1,055	1,030,229
4.60%, 05/26/45 (Call 11/26/44)(a)	420	373,091
4.70%, 12/09/35 (Call 06/09/35)	1,307	1,255,604
4.80%, 08/14/28 (Call 07/14/28)(a)	862	859,587
4.88%, 07/15/40(a)	715	675,357
4.88%, 12/09/45 (Call 06/09/45)	1,670	1,540,330

122	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.95%, 08/14/33 (Call 05/14/33)(a)	$1,000	$992,063
5.15%, 09/09/52 (Call 03/09/52)	1,090	1,035,382
5.45%, 08/14/53 (Call 02/14/53)(a)	1,175	1,171,057
5.70%, 02/01/39(a)	816	838,999
6.30%, 10/15/37	1,302	1,420,608
6.30%, 03/01/38	735	802,793
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)(a)	560	448,842
3.55%, 03/15/26 (Call 12/15/25)	919	889,382
3.60%, 09/01/27 (Call 06/01/27)	1,115	1,062,175
3.90%, 06/01/29 (Call 03/01/29)(a)	781	741,377
4.20%, 04/01/30 (Call 01/01/30)	1,007	955,869
4.35%, 06/01/28 (Call 03/01/28)	942	918,622
4.70%, 06/15/32 (Call 03/15/32)(a)	1,250	1,209,418
5.75%, 11/20/26 (Call 10/20/26)	580	588,205
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	1,142	1,044,429
1.88%, 04/15/31 (Call 01/15/31)	683	554,914
4.60%, 04/15/25 (Call 03/15/25)	1,138	1,126,961
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	778	713,564
2.25%, 03/12/30 (Call 12/12/29)	995	850,860
2.45%, 06/15/26 (Call 03/15/26)	906	855,488
2.55%, 11/15/30 (Call 08/15/30)	1,359	1,167,340
3.00%, 02/14/32 (Call 11/14/31)(a)	1,440	1,250,636
3.35%, 03/12/50 (Call 09/12/49)	967	683,721
3.50%, 03/01/28 (Call 12/01/27)	724	686,789
3.50%, 11/15/50 (Call 05/15/50)(a)	1,877	1,374,307
3.55%, 08/15/29 (Call 05/15/29)	1,058	992,357
3.75%, 12/01/47 (Call 06/01/47)	735	564,981
3.80%, 08/15/25 (Call 06/15/25)	1,287	1,260,219
4.00%, 11/15/28 (Call 08/15/28)(a)	1,280	1,237,732
4.30%, 06/15/45 (Call 12/15/44)(a)	535	453,877
4.45%, 08/15/49 (Call 02/15/49)	1,227	1,049,648
4.50%, 11/15/48 (Call 05/15/48)	1,414	1,223,229
4.75%, 02/15/26 (Call 01/15/26)	1,540	1,529,787
4.80%, 02/15/33 (Call 11/15/32)(a)	780	769,251
4.85%, 02/08/27 (Call 01/08/27)	450	447,636
4.90%, 02/15/31 (Call 12/15/30)(a)	450	444,554
5.00%, 02/15/34 (Call 11/15/33)	450	442,857
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	1,745	1,613,628
2.25%, 04/15/25 (Call 03/15/25)	2,050	1,985,934
2.35%, 02/15/30 (Call 11/15/29)	1,180	1,029,433
2.50%, 04/15/26	1,598	1,525,925
2.65%, 09/15/30 (Call 06/15/30)	925	812,343
2.95%, 01/15/52 (Call 07/15/51)(a)	1,430	951,648
3.38%, 04/15/29 (Call 01/15/29)	1,339	1,257,940
3.63%, 04/15/46	915	713,377
3.90%, 11/15/47 (Call 05/15/47)	752	614,505
4.00%, 07/01/42	1,567	1,355,652
4.40%, 01/15/33 (Call 10/15/32)	865	835,432
4.50%, 09/15/32 (Call 06/15/32)(a)	1,145	1,108,495
4.80%, 01/15/53 (Call 07/15/52)(a)	1,545	1,428,497
6.35%, 11/01/32	249	272,015
6.50%, 10/15/37	692	772,899
7.00%, 01/15/38	600	701,350
Tiffany & Co., 4.90%, 10/01/44
(Call 04/01/44)(a)	460	427,041
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)(a)	695	599,144

Security	Par (000)	Value

Retail (continued)
1.60%, 05/15/31 (Call 02/15/31)	$770	$621,346
2.25%, 09/15/26 (Call 06/15/26)	1,580	1,484,623
3.88%, 04/15/30 (Call 01/15/30)	1,102	1,045,175
4.50%, 04/15/50 (Call 10/15/49)(a)	501	456,437
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)(a)	1,030	828,385
5.25%, 05/15/33 (Call 02/15/33)(a)	375	372,991
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)(a)	264	235,776
2.50%, 09/22/41 (Call 03/22/41)	1,740	1,228,923
2.65%, 09/22/51 (Call 03/22/51)(a)	2,328	1,516,114
2.95%, 09/24/49 (Call 03/24/49)	933	650,935
3.05%, 07/08/26 (Call 05/08/26)	1,140	1,096,748
3.25%, 07/08/29 (Call 04/08/29)(a)	972	913,366
3.55%, 06/26/25 (Call 04/26/25)	760	746,774
3.63%, 12/15/47 (Call 06/15/47)	1,025	810,056
3.70%, 06/26/28 (Call 03/26/28)(a)	1,662	1,607,804
3.90%, 04/15/28 (Call 03/15/28)	905	883,055
3.95%, 06/28/38 (Call 12/28/37)	845	762,746
4.00%, 04/15/26 (Call 03/15/26)	915	901,159
4.00%, 04/15/30 (Call 02/15/30)(a)	578	560,303
4.00%, 04/11/43 (Call 10/11/42)(a)	365	316,666
4.05%, 06/29/48 (Call 12/29/47)	2,250	1,940,361
4.10%, 04/15/33 (Call 01/15/33)	1,475	1,405,470
4.15%, 09/09/32 (Call 06/09/32)	845	815,159
4.30%, 04/22/44 (Call 10/22/43)(a)	70	63,003
4.50%, 09/09/52 (Call 03/09/52)	1,311	1,193,781
4.50%, 04/15/53 (Call 10/15/52)	1,755	1,595,366
4.88%, 07/08/40(a)	245	244,484
5.00%, 10/25/40(a)	655	661,510
5.25%, 09/01/35	1,805	1,871,481
5.63%, 04/01/40	710	753,577
5.63%, 04/15/41(a)	160	169,999
5.88%, 04/05/27	50	51,940
6.20%, 04/15/38	1,010	1,134,589
6.50%, 08/15/37	1,315	1,507,601
7.55%, 02/15/30(a)	970	1,123,596

		249,172,680

Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/26(a)(b)	1,896	1,721,265
2.97%, 02/16/28 (Call 02/16/27),
(1-day SOFR + 1.29%)(a)(b)(d)	955	883,603
3.90%, 07/21/25(b)	1,107	1,084,990
3.96%, 07/18/30 (Call 07/18/29),
(3-mo. LIBOR US + 1.855%)(a)(b)(d)	1,635	1,496,159
4.00%, 09/14/26(b)	1,051	1,005,625
4.13%, 10/18/32 (Call 10/18/27),
(5-year USD ICE Swap + 1.849%)(b)(d)	693	633,810
4.30%, 03/08/29 (Call 03/08/28),
(3-mo. LIBOR US + 1.452%)(a)(b)(d)	1,115	1,060,459
4.85%, 07/27/27(b)	1,385	1,368,501
6.56%, 10/18/27 (Call 10/18/26),
(1-day SOFR + 1.910%)(b)(d)	1,065	1,090,184

		10,344,596

Semiconductors — 2.2%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)(a)	1,125	1,051,768
4.39%, 06/01/52 (Call 12/01/51)(a)	830	732,865

S C H E D U L E O F I N V E S T M E N T S	123

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)(a)	$1,075	$938,701
2.10%, 10/01/31 (Call 07/01/31)	1,650	1,363,088
2.80%, 10/01/41 (Call 04/01/41)	1,067	758,740
2.95%, 04/01/25 (Call 03/01/25)	638	623,054
2.95%, 10/01/51 (Call 04/01/51)	1,398	934,469
3.50%, 12/05/26 (Call 09/05/26)(a)	1,214	1,172,614
4.25%, 10/01/32 (Call 07/01/32)	85	80,256
5.30%, 12/15/45 (Call 06/15/45)	285	276,689
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	1,000	834,076
2.75%, 06/01/50 (Call 12/01/49)(a)	667	448,594
3.30%, 04/01/27 (Call 01/01/27)	1,999	1,913,322
3.90%, 10/01/25 (Call 07/01/25)	940	923,748
4.35%, 04/01/47 (Call 10/01/46)	1,485	1,320,142
5.10%, 10/01/35 (Call 04/01/35)(a)	558	565,216
5.85%, 06/15/41	1,110	1,196,362
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	1,288	1,213,475
3.88%, 01/15/27 (Call 10/15/26)	3,882	3,751,052
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(b)	1,322	1,173,693
2.45%, 02/15/31 (Call 11/15/30)(b)	3,290	2,748,507
2.60%, 02/15/33 (Call 11/15/32)(b)	2,055	1,651,741
3.14%, 11/15/35 (Call 08/15/35)(b)	4,223	3,352,158
3.15%, 11/15/25 (Call 10/15/25)	321	309,703
3.19%, 11/15/36 (Call 08/15/36)(b)	3,390	2,657,617
3.42%, 04/15/33 (Call 01/15/33)(b)	3,265	2,788,609
3.46%, 09/15/26 (Call 07/15/26)	1,233	1,183,095
3.47%, 04/15/34 (Call 01/15/34)(b)	4,465	3,770,958
3.50%, 02/15/41 (Call 08/15/40)(b)	3,984	3,046,615
3.75%, 02/15/51 (Call 08/15/50)(b)	2,437	1,821,959
4.00%, 04/15/29 (Call 02/15/29)(b)	1,320	1,249,856
4.11%, 09/15/28 (Call 06/15/28)(a)	1,375	1,318,304
4.15%, 11/15/30 (Call 08/15/30)	2,680	2,507,206
4.15%, 04/15/32 (Call 01/15/32)(b)	1,615	1,483,177
4.30%, 11/15/32 (Call 08/15/32)	2,339	2,166,050
4.75%, 04/15/29 (Call 01/15/29)	1,345	1,319,476
4.93%, 05/15/37 (Call 02/15/37)(a)(b)	3,150	2,934,801
5.00%, 04/15/30 (Call 01/15/30)(a)	1,270	1,268,069
Foundry JV Holdco LLC, 5.88%, 01/25/34
(Call 10/25/33)(b)	615	611,883
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	1,260	1,095,652
2.00%, 08/12/31 (Call 05/12/31)	1,835	1,490,035
2.45%, 11/15/29 (Call 08/15/29)	2,622	2,298,034
2.60%, 05/19/26 (Call 02/19/26)	1,748	1,662,751
2.80%, 08/12/41 (Call 02/12/41)	1,191	846,082
3.05%, 08/12/51 (Call 02/12/51)(a)	1,725	1,141,473
3.10%, 02/15/60 (Call 08/15/59)	1,338	847,724
3.15%, 05/11/27 (Call 02/11/27)	1,394	1,321,486
3.20%, 08/12/61 (Call 02/12/61)(a)	995	641,923
3.25%, 11/15/49 (Call 05/15/49)	2,654	1,838,990
3.40%, 03/25/25 (Call 02/25/25)	2,060	2,020,261
3.70%, 07/29/25 (Call 04/29/25)	2,471	2,420,773
3.73%, 12/08/47 (Call 06/08/47)	2,579	1,960,702
3.75%, 03/25/27 (Call 01/25/27)	1,447	1,400,665
3.75%, 08/05/27 (Call 07/05/27)	1,385	1,335,252
3.90%, 03/25/30 (Call 12/25/29)	1,936	1,821,553
4.00%, 08/05/29 (Call 06/05/29)	1,347	1,288,240

Security	Par (000)	Value

Semiconductors (continued)
4.00%, 12/15/32	$1,198	$1,105,933
4.10%, 05/19/46 (Call 11/19/45)	1,556	1,291,229
4.10%, 05/11/47 (Call 11/11/46)	1,212	999,725
4.15%, 08/05/32 (Call 05/05/32)(a)	1,635	1,535,124
4.25%, 12/15/42(a)	783	667,660
4.60%, 03/25/40 (Call 09/25/39)(a)	768	713,432
4.75%, 03/25/50 (Call 09/25/49)	2,945	2,624,769
4.80%, 10/01/41	1,145	1,069,926
4.88%, 02/10/26	2,420	2,411,590
4.88%, 02/10/28 (Call 01/10/28)	2,355	2,349,572
4.90%, 07/29/45 (Call 01/29/45)(a)	356	336,877
4.90%, 08/05/52 (Call 02/05/52)	2,335	2,148,440
4.95%, 03/25/60 (Call 09/25/59)(a)	1,051	959,168
5.00%, 02/21/31 (Call 12/21/30)	490	486,885
5.05%, 08/05/62 (Call 02/05/62)	1,275	1,175,089
5.13%, 02/10/30 (Call 12/10/29)	1,745	1,759,231
5.15%, 02/21/34 (Call 11/21/33)	675	668,094
5.20%, 02/10/33 (Call 11/10/32)(a)	2,770	2,773,077
5.60%, 02/21/54 (Call 08/21/53)	330	329,809
5.63%, 02/10/43 (Call 08/10/42)	1,360	1,381,335
5.70%, 02/10/53 (Call 08/10/52)	2,600	2,635,590
5.90%, 02/10/63 (Call 08/10/62)	1,635	1,703,210
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	1,079	779,544
4.10%, 03/15/29 (Call 12/15/28)	1,643	1,595,397
4.65%, 07/15/32 (Call 04/15/32)	1,295	1,262,565
4.70%, 02/01/34 (Call 11/01/33)	500	486,838
4.95%, 07/15/52 (Call 01/15/52)	1,800	1,704,617
5.00%, 03/15/49 (Call 09/15/48)	567	540,957
5.25%, 07/15/62 (Call 01/15/62)	1,090	1,069,406
5.65%, 11/01/34 (Call 07/01/34)(a)	523	543,922
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	1,333	1,118,163
2.88%, 06/15/50 (Call 12/15/49)(a)	1,158	781,204
3.13%, 06/15/60 (Call 12/15/59)(a)	796	522,805
3.75%, 03/15/26 (Call 01/15/26)	1,406	1,371,792
3.80%, 03/15/25 (Call 12/15/24)	493	485,745
4.00%, 03/15/29 (Call 12/15/28)	1,594	1,538,927
4.88%, 03/15/49 (Call 09/15/48)	995	937,650
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)(a)	790	732,683
2.45%, 04/15/28 (Call 02/15/28)	1,280	1,149,245
2.95%, 04/15/31 (Call 01/15/31)	1,245	1,067,091
4.88%, 06/22/28 (Call 03/22/28)	853	839,080
5.75%, 02/15/29 (Call 01/15/29)	360	366,771
5.95%, 09/15/33 (Call 06/15/33)	540	557,761
Microchip Technology Inc., 4.25%, 09/01/25
(Call 04/01/24)(a)	1,475	1,447,462
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)(a)	1,738	1,426,624
3.37%, 11/01/41 (Call 05/01/41)	839	611,330
3.48%, 11/01/51 (Call 05/01/51)(a)	660	458,884
4.19%, 02/15/27 (Call 12/15/26)	1,477	1,435,815
4.66%, 02/15/30 (Call 11/15/29)	1,238	1,197,651
4.98%, 02/06/26 (Call 12/06/25)	951	946,012
5.30%, 01/15/31 (Call 11/15/30)(a)	615	608,695
5.33%, 02/06/29 (Call 11/06/28)(a)	1,078	1,079,308
5.38%, 04/15/28 (Call 03/15/28)	1,017	1,022,427
5.88%, 02/09/33 (Call 11/09/32)	1,056	1,078,768
5.88%, 09/15/33 (Call 06/15/33)(a)	300	305,870
6.75%, 11/01/29 (Call 09/01/29)	1,738	1,844,786

124	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)(a)	$2,440	$2,160,642
2.00%, 06/15/31 (Call 03/15/31)	1,755	1,465,912
2.85%, 04/01/30 (Call 01/01/30)	2,405	2,165,880
3.20%, 09/16/26 (Call 06/16/26)(a)	1,649	1,589,563
3.50%, 04/01/40 (Call 10/01/39)	1,362	1,137,666
3.50%, 04/01/50 (Call 10/01/49)	2,694	2,112,522
3.70%, 04/01/60 (Call 10/01/59)	754	592,083
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)(a)	846	845,407
5.55%, 12/01/28 (Call 09/01/28)	948	957,796
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	1,543	1,277,130
2.65%, 02/15/32 (Call 11/15/31)	1,288	1,056,706
2.70%, 05/01/25 (Call 04/01/25)	432	417,839
3.13%, 02/15/42 (Call 08/15/41)	900	638,181
3.15%, 05/01/27 (Call 03/01/27)(a)	867	814,769
3.25%, 05/11/41 (Call 11/11/40)	1,430	1,052,585
3.25%, 11/30/51 (Call 05/30/51)	655	441,140
3.40%, 05/01/30 (Call 02/01/30)	1,218	1,091,751
3.88%, 06/18/26 (Call 04/18/26)(a)	1,197	1,159,002
4.30%, 06/18/29 (Call 03/18/29)	1,759	1,679,957
4.40%, 06/01/27 (Call 05/01/27)	759	740,907
5.00%, 01/15/33 (Call 10/15/32)	144	139,059
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(b)	1,127	949,481
4.38%, 10/15/29 (Call 10/15/24)(a)	1,535	1,427,977
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	1,837	1,598,313
1.65%, 05/20/32 (Call 02/20/32)	1,746	1,363,084
2.15%, 05/20/30 (Call 02/20/30)	925	792,273
3.25%, 05/20/27 (Call 02/20/27)	2,374	2,263,599
3.25%, 05/20/50 (Call 11/20/49)(a)	1,144	835,319
3.45%, 05/20/25 (Call 02/20/25)	1,208	1,183,691
4.25%, 05/20/32 (Call 02/20/32)	750	716,604
4.30%, 05/20/47 (Call 11/20/46)	1,475	1,279,818
4.50%, 05/20/52 (Call 11/20/51)(a)	1,471	1,302,479
4.65%, 05/20/35 (Call 11/20/34)	1,672	1,637,613
4.80%, 05/20/45 (Call 11/20/44)	1,945	1,832,850
5.40%, 05/20/33 (Call 02/20/33)(a)	1,040	1,079,467
6.00%, 05/20/53 (Call 11/20/52)	1,825	1,999,069
Renesas Electronics Corp., 2.17%, 11/25/26
(Call 10/25/26)(b)	1,525	1,384,797
SK Hynix Inc.
1.50%, 01/19/26(b)	1,155	1,069,315
2.38%, 01/19/31(b)	450	370,161
5.50%, 01/16/27(b)	260	259,740
5.50%, 01/16/29(b)	155	154,756
6.38%, 01/17/28(b)	410	422,370
6.50%, 01/17/33(a)(b)	760	805,163
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	997	919,124
3.00%, 06/01/31 (Call 03/01/31)(a)	982	822,649
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	852	776,962
1.38%, 03/12/25 (Call 02/12/25)	987	949,451
1.75%, 05/04/30 (Call 02/04/30)	1,275	1,067,490
1.90%, 09/15/31 (Call 06/15/31)	905	747,033
2.25%, 09/04/29 (Call 06/04/29)	1,255	1,107,864
2.70%, 09/15/51 (Call 03/15/51)(a)	910	584,232
2.90%, 11/03/27 (Call 08/03/27)(a)	1,129	1,060,418

Security	Par (000)	Value

Semiconductors (continued)
3.65%, 08/16/32 (Call 05/16/32)	$710	$652,382
3.88%, 03/15/39 (Call 09/15/38)	987	869,371
4.10%, 08/16/52 (Call 02/16/52)(a)	515	430,889
4.15%, 05/15/48 (Call 11/15/47)	1,779	1,510,522
4.60%, 02/08/27 (Call 01/08/27)	375	373,743
4.60%, 02/15/28 (Call 01/15/28)	990	988,097
4.60%, 02/08/29 (Call 01/08/29)(a)	375	372,902
4.85%, 02/08/34 (Call 11/08/33)	375	372,530
4.90%, 03/14/33 (Call 12/14/32)	1,121	1,122,471
5.00%, 03/14/53 (Call 09/14/52)(a)	945	918,166
5.05%, 05/18/63 (Call 11/18/62)	1,572	1,503,027
5.15%, 02/08/54 (Call 08/08/53)	375	371,460
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)(a)	2,168	1,993,569
2.50%, 10/25/31 (Call 07/25/31)	2,550	2,160,137
3.13%, 10/25/41 (Call 04/25/41)	1,040	824,718
3.25%, 10/25/51 (Call 04/25/51)(a)	980	744,202
3.88%, 04/22/27 (Call 03/22/27)	1,775	1,719,778
4.13%, 04/22/29 (Call 02/22/29)(a)	480	466,235
4.25%, 04/22/32 (Call 01/22/32)(a)	910	886,996
4.50%, 04/22/52 (Call 10/22/51)(a)	990	949,473
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(b)	1,020	950,277
1.00%, 09/28/27 (Call 07/28/27)(a)(b)	975	849,466
1.25%, 04/23/26 (Call 03/23/26)(b)	1,150	1,060,332
1.38%, 09/28/30 (Call 06/28/30)(a)(b)	447	358,845
1.75%, 04/23/28 (Call 02/23/28)(a)(b)	1,360	1,198,806
2.25%, 04/23/31 (Call 01/23/31)(b)	1,780	1,495,509
4.63%, 07/22/32 (Call 04/22/32)(b)	250	246,751
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	1,228	1,063,378

		231,688,555

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	900	782,404
3.48%, 12/01/27 (Call 09/01/27)	966	905,284
3.84%, 05/01/25 (Call 04/01/25)(a)	800	783,927
4.20%, 05/01/30 (Call 02/01/30)	657	618,390

		3,090,005

Software — 2.2%
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	1,625	1,512,565
2.30%, 02/01/30 (Call 11/01/29)	2,233	1,950,159
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)(a)	1,240	1,029,795
2.85%, 01/15/30 (Call 10/15/29)(a)	1,113	987,614
3.50%, 06/15/27 (Call 03/15/27)	1,109	1,061,448
4.38%, 06/15/25 (Call 03/15/25)(a)	515	509,524
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	1,696	1,421,087
2.90%, 12/01/29 (Call 09/01/29)	1,496	1,320,022
3.40%, 06/27/26 (Call 03/27/26)	1,141	1,090,743
Concentrix Corp.
6.60%, 08/02/28 (Call 07/02/28)(a)	1,090	1,096,185
6.65%, 08/02/26 (Call 07/02/26)(a)	940	953,553
6.85%, 08/02/33 (Call 05/02/33)(a)	880	860,461
Constellation Software Inc.
5.16%, 02/16/29 (Call 01/16/29)(a)(b)	325	323,337
5.46%, 02/16/34 (Call 11/16/33)(b)	230	229,977
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	1,131	920,529

S C H E D U L E O F I N V E S T M E N T S	125

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.95%, 02/15/51 (Call 08/15/50)(a)	$1,337	$890,959
4.80%, 03/01/26 (Call 12/01/25)	1,060	1,054,988
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	1,901	1,757,954
1.65%, 03/01/28 (Call 01/01/28)(a)	1,327	1,169,312
2.25%, 03/01/31 (Call 12/01/30)(a)	1,980	1,658,071
3.10%, 03/01/41 (Call 09/01/40)	1,185	851,166
3.75%, 05/21/29 (Call 02/21/29)(a)	365	347,140
4.50%, 07/15/25(a)	683	676,371
4.50%, 08/15/46 (Call 02/15/46)	560	462,690
4.70%, 07/15/27 (Call 06/15/27)(a)	900	893,307
5.10%, 07/15/32 (Call 04/15/32)(a)	920	919,920
5.63%, 07/15/52 (Call 01/15/52)(a)	805	799,301
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	392	329,241
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	1,533	1,402,328
2.65%, 06/01/30 (Call 03/01/30)	1,268	1,092,457
3.20%, 07/01/26 (Call 05/01/26)	2,854	2,727,009
3.50%, 07/01/29 (Call 04/01/29)	4,015	3,688,833
3.85%, 06/01/25 (Call 03/01/25)	1,304	1,277,850
4.20%, 10/01/28 (Call 07/01/28)	1,440	1,381,760
4.40%, 07/01/49 (Call 01/01/49)	2,865	2,396,875
5.15%, 03/15/27 (Call 02/15/27)	625	625,228
5.35%, 03/15/31 (Call 01/15/31)	625	625,545
5.38%, 08/21/28 (Call 07/21/28)	1,110	1,118,907
5.45%, 03/02/28 (Call 02/02/28)	1,240	1,250,971
5.45%, 03/15/34 (Call 12/15/33)	625	624,212
5.60%, 03/02/33 (Call 12/02/32)	1,050	1,059,383
5.63%, 08/21/33 (Call 05/21/33)(a)	920	929,636
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	884	835,369
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	776	732,187
1.35%, 07/15/27 (Call 05/15/27)	1,094	976,261
1.65%, 07/15/30 (Call 04/15/30)	1,060	869,468
5.13%, 09/15/28 (Call 08/15/28)(a)	1,227	1,242,613
5.20%, 09/15/33 (Call 06/15/33)	1,390	1,404,391
5.25%, 09/15/26 (Call 08/15/26)	955	963,074
5.50%, 09/15/53 (Call 03/15/53)	1,005	1,033,614
Microsoft Corp.
1.35%, 09/15/30 (Call 06/15/30)(b)	1,229	1,006,293
2.40%, 08/08/26 (Call 05/08/26)	5,053	4,785,455
2.50%, 09/15/50 (Call 03/15/50)(b)	2,113	1,342,838
2.53%, 06/01/50 (Call 12/01/49)	7,404	4,767,386
2.68%, 06/01/60 (Call 12/01/59)	4,872	3,074,904
2.92%, 03/17/52 (Call 09/17/51)(a)	7,829	5,414,067
3.04%, 03/17/62 (Call 09/17/61)(a)	2,586	1,762,364
3.13%, 11/03/25 (Call 08/03/25)	2,929	2,846,928
3.30%, 02/06/27 (Call 11/06/26)	5,410	5,225,291
3.40%, 09/15/26 (Call 06/15/26)(b)	1,603	1,550,489
3.40%, 06/15/27 (Call 03/15/27)(a)(b)	798	766,101
3.45%, 08/08/36 (Call 02/08/36)	1,501	1,322,242
3.50%, 02/12/35 (Call 08/12/34)(a)	2,247	2,041,368
3.50%, 11/15/42(a)	930	779,167
3.70%, 08/08/46 (Call 02/08/46)	2,000	1,671,420
3.75%, 02/12/45 (Call 08/12/44)	460	393,885
3.95%, 08/08/56 (Call 02/08/56)	650	546,728
4.00%, 02/12/55 (Call 08/12/54)(a)	825	714,951
4.10%, 02/06/37 (Call 08/06/36)	1,213	1,143,061
4.20%, 11/03/35 (Call 05/03/35)(a)	1,086	1,051,206
4.25%, 02/06/47 (Call 08/06/46)(a)	1,360	1,253,444
4.45%, 11/03/45 (Call 05/03/45)(a)	1,161	1,107,136

Security	Par (000)	Value

Software (continued)
4.50%, 10/01/40(a)	$551	$537,192
4.50%, 06/15/47 (Call 12/15/46)(b)	852	794,490
4.50%, 02/06/57 (Call 08/06/56)	730	690,558
4.75%, 11/03/55 (Call 05/03/55)	100	98,303
5.20%, 06/01/39	525	555,640
5.30%, 02/08/41(a)	1,157	1,239,744
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(a)(b)	1,110	910,258
3.63%, 09/01/30 (Call 03/01/25)(a)(b)	1,655	1,459,764
3.63%, 11/01/31 (Call 11/01/26)(a)(b)	905	783,711
3.88%, 02/15/31 (Call 06/01/25)(a)(b)	930	827,280
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	795	729,810
Open Text Corp., 6.90%, 12/01/27
(Call 11/01/27)(b)	941	971,398
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	3,645	3,385,326
2.30%, 03/25/28 (Call 01/25/28)	2,799	2,508,342
2.50%, 04/01/25 (Call 03/01/25)	2,727	2,639,985
2.65%, 07/15/26 (Call 04/15/26)	3,577	3,369,079
2.80%, 04/01/27 (Call 02/01/27)	3,165	2,952,111
2.88%, 03/25/31 (Call 12/25/30)	3,762	3,244,442
2.95%, 05/15/25 (Call 02/15/25)	2,910	2,822,802
2.95%, 04/01/30 (Call 01/01/30)	3,874	3,435,630
3.25%, 11/15/27 (Call 08/15/27)	3,425	3,212,261
3.25%, 05/15/30 (Call 02/15/30)(a)	995	891,886
3.60%, 04/01/40 (Call 10/01/39)	3,890	3,003,191
3.60%, 04/01/50 (Call 10/01/49)	5,766	4,059,495
3.65%, 03/25/41 (Call 09/25/40)	2,999	2,306,010
3.80%, 11/15/37 (Call 05/15/37)	2,331	1,919,600
3.85%, 07/15/36 (Call 01/15/36)	1,868	1,570,566
3.85%, 04/01/60 (Call 10/01/59)	4,771	3,320,361
3.90%, 05/15/35 (Call 11/15/34)	1,809	1,553,330
3.95%, 03/25/51 (Call 09/25/50)	4,261	3,178,502
4.00%, 07/15/46 (Call 01/15/46)	3,887	2,989,489
4.00%, 11/15/47 (Call 05/15/47)	2,932	2,246,170
4.10%, 03/25/61 (Call 09/25/60)(a)	2,117	1,553,008
4.13%, 05/15/45 (Call 11/15/44)	2,581	2,045,499
4.30%, 07/08/34 (Call 01/08/34)	2,429	2,204,471
4.38%, 05/15/55 (Call 11/15/54)	1,184	929,477
4.50%, 05/06/28 (Call 04/06/28)(a)	1,120	1,098,303
4.50%, 07/08/44 (Call 01/08/44)	1,386	1,166,885
4.65%, 05/06/30 (Call 03/06/30)(a)	955	930,750
4.90%, 02/06/33 (Call 11/06/32)	1,925	1,861,369
5.38%, 07/15/40	2,947	2,820,959
5.55%, 02/06/53 (Call 08/06/52)	2,925	2,794,371
5.80%, 11/10/25(a)	890	897,337
6.13%, 07/08/39	1,569	1,613,797
6.15%, 11/09/29 (Call 09/09/29)	1,940	2,028,205
6.25%, 11/09/32 (Call 08/09/32)	2,630	2,778,129
6.50%, 04/15/38	1,655	1,768,821
6.90%, 11/09/52 (Call 05/09/52)	3,180	3,582,341
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	950	889,986
1.40%, 09/15/27 (Call 07/15/27)	1,257	1,111,519
1.75%, 02/15/31 (Call 11/15/30)	1,491	1,192,404
2.00%, 06/30/30 (Call 03/30/30)(a)	1,092	909,088
2.95%, 09/15/29 (Call 06/15/29)	929	831,816
3.80%, 12/15/26 (Call 09/15/26)	1,015	981,614
3.85%, 12/15/25 (Call 09/15/25)	446	434,993
4.20%, 09/15/28 (Call 06/15/28)	1,325	1,281,092

126	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Salesforce Inc.
1.50%, 07/15/28 (Call 05/15/28)	$1,661	$1,452,457
1.95%, 07/15/31 (Call 04/15/31)	1,815	1,486,342
2.70%, 07/15/41 (Call 01/15/41)	1,753	1,251,474
2.90%, 07/15/51 (Call 01/15/51)(a)	2,668	1,773,089
3.05%, 07/15/61 (Call 01/15/61)	1,605	1,031,823
3.70%, 04/11/28 (Call 01/11/28)	2,232	2,151,783
ServiceNow Inc., 1.40%, 09/01/30
(Call 06/01/30)	2,253	1,807,437
Take-Two Interactive Software Inc.
3.55%, 04/14/25	835	817,881
3.70%, 04/14/27 (Call 03/14/27)	1,025	980,120
4.00%, 04/14/32 (Call 01/14/32)(a)	975	896,404
4.95%, 03/28/28 (Call 02/28/28)	1,275	1,264,817
5.00%, 03/28/26(a)	1,260	1,253,122
VMware LLC
1.40%, 08/15/26 (Call 07/15/26)	1,930	1,754,426
1.80%, 08/15/28 (Call 06/15/28)(a)	1,113	964,871
2.20%, 08/15/31 (Call 05/15/31)(a)	2,310	1,863,334
3.90%, 08/21/27 (Call 05/21/27)	1,751	1,669,122
4.50%, 05/15/25 (Call 04/15/25)	1,039	1,027,758
4.65%, 05/15/27 (Call 03/15/27)(a)	1,018	996,458
4.70%, 05/15/30 (Call 02/15/30)	1,215	1,169,051
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	1,847	1,759,954
3.70%, 04/01/29 (Call 02/01/29)	1,115	1,042,603
3.80%, 04/01/32 (Call 01/01/32)	1,930	1,744,514

		231,973,914

Telecommunications — 4.0%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)(a)	1,240	1,088,202
3.63%, 04/22/29 (Call 01/22/29)	1,275	1,186,675
4.38%, 07/16/42	1,995	1,727,443
4.38%, 04/22/49 (Call 10/22/48)(a)	1,497	1,285,335
4.70%, 07/21/32 (Call 04/21/32)	1,125	1,081,638
6.13%, 11/15/37(a)	560	588,292
6.13%, 03/30/40	2,340	2,461,283
6.38%, 03/01/35	1,395	1,509,978
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	2,773	2,439,968
1.70%, 03/25/26 (Call 03/11/24)	4,074	3,788,766
2.25%, 02/01/32 (Call 11/01/31)	3,595	2,883,077
2.30%, 06/01/27 (Call 04/01/27)	3,242	2,968,601
2.55%, 12/01/33 (Call 09/01/33)	5,004	3,946,784
2.75%, 06/01/31 (Call 03/01/31)	3,637	3,099,432
2.95%, 07/15/26 (Call 04/15/26)	689	654,885
3.10%, 02/01/43 (Call 08/01/42)(a)	1,143	822,738
3.30%, 02/01/52 (Call 08/01/51)	1,465	991,580
3.50%, 06/01/41 (Call 12/01/40)(a)	3,364	2,577,676
3.50%, 09/15/53 (Call 03/15/53)	9,728	6,686,418
3.50%, 02/01/61 (Call 08/01/60)(a)	1,015	679,925
3.55%, 09/15/55 (Call 03/15/55)	9,840	6,703,286
3.65%, 06/01/51 (Call 12/01/50)	3,939	2,818,568
3.65%, 09/15/59 (Call 03/15/59)	7,994	5,407,179
3.80%, 02/15/27 (Call 11/15/26)	1,403	1,353,159
3.80%, 12/01/57 (Call 06/01/57)	7,090	4,989,832
3.85%, 06/01/60 (Call 12/01/59)	2,050	1,450,310
3.88%, 01/15/26 (Call 10/15/25)	522	509,468
4.10%, 02/15/28 (Call 11/15/27)	2,080	2,005,751
4.25%, 03/01/27 (Call 12/01/26)(a)	2,062	2,010,237
4.30%, 02/15/30 (Call 11/15/29)	4,235	4,038,954

Security	Par (000)	Value

Telecommunications (continued)
4.30%, 12/15/42 (Call 06/15/42)	$1,893	$1,602,853
4.35%, 03/01/29 (Call 12/01/28)	4,020	3,879,433
4.35%, 06/15/45 (Call 12/15/44)	1,630	1,363,535
4.50%, 05/15/35 (Call 11/15/34)	3,365	3,098,580
4.50%, 03/09/48 (Call 09/09/47)	2,405	2,011,711
4.55%, 03/09/49 (Call 09/09/48)	1,490	1,256,260
4.65%, 06/01/44 (Call 12/01/43)(a)	716	613,621
4.75%, 05/15/46 (Call 11/15/45)	2,545	2,228,937
4.80%, 06/15/44 (Call 12/15/43)	442	390,356
4.85%, 03/01/39 (Call 09/01/38)	1,449	1,337,366
4.85%, 07/15/45 (Call 01/15/45)(a)	395	346,458
4.90%, 08/15/37 (Call 02/14/37)	1,081	1,014,079
5.15%, 03/15/42(a)	416	394,596
5.15%, 11/15/46 (Call 05/15/46)(a)	1,040	959,155
5.15%, 02/15/50 (Call 08/14/49)	888	808,944
5.25%, 03/01/37 (Call 09/01/36)	1,380	1,343,499
5.35%, 09/01/40(a)	991	953,852
5.40%, 02/15/34 (Call 11/15/33)	3,549	3,553,688
5.45%, 03/01/47 (Call 09/01/46)(a)	868	845,055
5.54%, 02/20/26 (Call 03/11/24)	590	589,714
5.55%, 08/15/41(a)	513	502,577
5.65%, 02/15/47 (Call 08/15/46)(a)	850	852,811
5.70%, 03/01/57 (Call 09/01/56)(a)	425	411,175
6.00%, 08/15/40 (Call 05/15/40)(a)	718	737,223
6.15%, 09/15/34	35	36,406
6.25%, 03/29/41(a)	130	134,026
6.30%, 01/15/38(a)	690	726,299
6.38%, 03/01/41	523	549,320
6.55%, 02/15/39(a)	547	583,125
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52 (Call 02/15/52)	1,125	827,689
4.30%, 07/29/49 (Call 01/29/49)	792	652,356
4.46%, 04/01/48 (Call 10/01/47)	1,513	1,286,154
5.10%, 05/11/33 (Call 02/11/33)(a)	1,110	1,095,951
5.20%, 02/15/34 (Call 11/15/33)	675	666,023
5.55%, 02/15/54 (Call 08/15/53)	675	663,912
Series US-4, 3.65%, 03/17/51
(Call 09/17/50)(a)	661	486,904
Series US-5, 2.15%, 02/15/32
(Call 11/15/31)	1,000	800,762
Series US-6, 3.20%, 02/15/52
(Call 08/15/51)	870	586,347
Bharti Airtel Ltd.
3.25%, 06/03/31 (Call 03/05/31)(b)	210	183,925
4.38%, 06/10/25(b)	675	663,089
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(a)(b)	1,557	1,400,031
4.25%, 11/08/49 (Call 05/08/49)(a)(b)	790	635,589
5.13%, 12/04/28 (Call 09/04/28)(a)	1,500	1,508,036
9.63%, 12/15/30	3,569	4,368,503
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	1,957	1,846,757
2.95%, 02/28/26	1,533	1,477,959
3.50%, 06/15/25	537	526,966
4.80%, 02/26/27 (Call 01/26/27)	1,800	1,801,498
4.85%, 02/26/29 (Call 01/26/29)(a)	1,920	1,922,965
4.90%, 02/26/26	1,135	1,135,189
4.95%, 02/26/31 (Call 12/26/30)	1,340	1,340,664
5.05%, 02/26/34 (Call 11/26/33)	1,305	1,313,615
5.30%, 02/26/54 (Call 08/26/53)	990	1,002,032
5.35%, 02/26/64 (Call 08/26/63)	1,070	1,076,868

S C H E D U L E O F I N V E S T M E N T S	127

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.50%, 01/15/40	$2,710	$2,800,092
5.90%, 02/15/39	2,851	3,059,754
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)(a)	446	343,913
4.38%, 11/15/57 (Call 05/15/57)	970	798,519
4.70%, 03/15/37(a)	655	601,114
4.75%, 03/15/42	545	485,490
5.35%, 11/15/48 (Call 05/15/48)	826	793,518
5.45%, 11/15/79 (Call 05/19/79)	1,201	1,112,842
5.75%, 08/15/40(a)	636	635,909
5.85%, 11/15/68 (Call 05/15/68)	428	417,010
7.25%, 08/15/36 (Call 08/15/26)(a)	742	766,791
Deutsche Telekom AG, 3.63%, 01/21/50
(Call 07/21/49)(b)	1,152	860,759
Deutsche Telekom International Finance BV
3.60%, 01/19/27 (Call 10/19/26)(b)	858	829,861
4.38%, 06/21/28 (Call 03/21/28)(a)(b)	1,160	1,129,254
4.75%, 06/21/38 (Call 12/21/37)(b)	926	866,710
4.88%, 03/06/42(a)(b)	1,113	1,025,959
8.75%, 06/15/30	4,759	5,615,372
9.25%, 06/01/32	761	960,522
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32 (Call 06/14/32)(b)	465	366,769
4.75%, 08/01/26 (Call 05/03/26)(a)(b)	833	811,188
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)(a)	671	621,552
2.00%, 12/10/30 (Call 09/10/30)(a)	798	642,920
3.75%, 08/15/29 (Call 05/15/29)(a)	1,009	935,095
5.95%, 03/15/41	431	427,110
Koninklijke KPN NV, 8.38%, 10/01/30	1,178	1,371,017
KT Corp., 2.50%, 07/18/26(b)	200	187,367
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	1,349	1,111,897
2.75%, 05/24/31 (Call 02/24/31)	1,255	1,047,882
4.60%, 02/23/28 (Call 11/23/27)(a)	1,482	1,455,066
4.60%, 05/23/29 (Call 02/23/29)(a)	1,269	1,233,059
5.50%, 09/01/44	604	575,137
5.60%, 06/01/32 (Call 03/01/32)	925	927,352
7.50%, 05/15/25	98	100,047
NBN Co. Ltd.
1.45%, 05/05/26 (Call 04/05/26)(a)(b)	1,911	1,761,486
1.63%, 01/08/27 (Call 12/08/26)(b)	1,844	1,674,039
2.50%, 01/08/32 (Call 10/08/31)(b)	1,345	1,108,202
2.63%, 05/05/31 (Call 02/05/31)(b)	2,124	1,797,494
5.75%, 10/06/28 (Call 09/06/28)(a)(b)	1,565	1,611,073
6.00%, 10/06/33 (Call 07/06/33)(a)(b)	950	1,009,757
Nokia OYJ
4.38%, 06/12/27(a)	535	512,706
6.63%, 05/15/39	690	665,828
NTT Finance Corp.
1.16%, 04/03/26 (Call 03/03/26)(b)	3,824	3,522,663
1.59%, 04/03/28 (Call 02/03/28)(b)	1,975	1,732,183
2.07%, 04/03/31 (Call 01/03/31)(b)	1,457	1,198,100
4.24%, 07/25/25(a)(b)	550	542,028
4.37%, 07/27/27 (Call 06/27/27)(b)	1,015	995,087
Ooredoo International Finance Ltd.
2.63%, 04/08/31(a)(b)	945	809,449
3.75%, 06/22/26(b)	1,713	1,660,623
3.88%, 01/31/28(a)(b)	488	470,839
4.50%, 01/31/43(b)	775	712,806

Security	Par (000)	Value

Telecommunications (continued)
Orange SA
5.38%, 01/13/42(a)	$1,611	$1,585,207
5.50%, 02/06/44 (Call 08/06/43)	385	383,734
9.00%, 03/01/31	3,248	3,926,142
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	1,267	1,192,592
2.95%, 03/15/25	1,120	1,090,166
3.20%, 03/15/27 (Call 02/15/27)	2,081	1,959,416
3.63%, 12/15/25 (Call 09/15/25)	1,019	987,622
3.70%, 11/15/49 (Call 05/15/49)	1,378	995,560
3.80%, 03/15/32 (Call 12/15/31)	2,606	2,315,996
4.30%, 02/15/48 (Call 08/15/47)	992	793,244
4.35%, 05/01/49 (Call 11/01/48)(a)	1,608	1,295,559
4.50%, 03/15/42 (Call 09/15/41)	773	663,670
4.50%, 03/15/43 (Call 09/15/42)	603	509,774
4.55%, 03/15/52 (Call 09/15/51)	2,615	2,158,041
5.00%, 02/15/29 (Call 01/15/29)	473	468,788
5.00%, 03/15/44 (Call 09/15/43)	1,453	1,314,346
5.30%, 02/15/34 (Call 11/15/33)	325	318,981
5.45%, 10/01/43 (Call 04/01/43)	911	870,961
7.50%, 08/15/38(a)	655	755,200
Saudi Telecom Co., 3.89%, 05/13/29(a)(b)	1,092	1,035,853
SES Global Americas Holdings Inc., 5.30%,
03/25/44(b)	654	501,383
SES SA, 5.30%, 04/04/43(a)(b)	610	440,665
Sprint Capital Corp.
6.88%, 11/15/28	1,895	2,015,734
8.75%, 03/15/32	2,240	2,705,300
Sprint LLC, 7.63%, 03/01/26 (Call 11/01/25)	999	1,032,209
Telefonica Emisiones SA
4.10%, 03/08/27	1,678	1,625,236
4.67%, 03/06/38(a)	625	557,263
4.90%, 03/06/48	1,726	1,482,860
5.21%, 03/08/47	3,272	2,942,966
5.52%, 03/01/49 (Call 09/01/48)	1,613	1,507,482
7.05%, 06/20/36(a)	2,507	2,760,919
Telefonica Europe BV, 8.25%, 09/15/30	1,855	2,108,845
Telefonica Moviles Chile SA, 3.54%, 11/18/31
(Call 08/18/31)(b)	400	297,201
Telstra Corp. Ltd., 3.13%, 04/07/25
(Call 01/07/25)(b)	1,044	1,018,739
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	1,277	1,196,122
3.40%, 05/13/32 (Call 02/13/32)	1,246	1,081,451
3.70%, 09/15/27 (Call 06/15/27)	1,177	1,117,648
4.30%, 06/15/49 (Call 12/15/48)(a)	765	623,114
4.60%, 11/16/48 (Call 05/16/48)	1,049	896,952
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	1,592	1,478,875
2.05%, 02/15/28 (Call 12/15/27)(a)	2,419	2,155,277
2.25%, 02/15/26 (Call 03/11/24)	2,350	2,213,969
2.25%, 11/15/31 (Call 08/15/31)	1,522	1,234,852
2.40%, 03/15/29 (Call 01/15/29)	1,150	1,012,952
2.55%, 02/15/31 (Call 11/15/30)	2,562	2,160,098
2.63%, 04/15/26 (Call 03/11/24)	1,940	1,835,921
2.63%, 02/15/29 (Call 03/11/24)	2,063	1,829,219
2.70%, 03/15/32 (Call 12/15/31)	1,640	1,364,948
2.88%, 02/15/31 (Call 02/15/26)	1,835	1,578,259
3.00%, 02/15/41 (Call 08/15/40)	3,486	2,517,834
3.30%, 02/15/51 (Call 08/15/50)	4,062	2,792,602
3.38%, 04/15/29 (Call 04/15/24)	2,891	2,650,533

128	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.40%, 10/15/52 (Call 04/15/52)	$3,760	$2,611,714
3.50%, 04/15/25 (Call 03/15/25)	2,839	2,775,397
3.50%, 04/15/31 (Call 04/15/26)	3,815	3,404,101
3.60%, 11/15/60 (Call 05/15/60)	2,316	1,601,966
3.75%, 04/15/27 (Call 02/15/27)	5,234	5,017,085
3.88%, 04/15/30 (Call 01/15/30)	8,692	8,068,053
4.38%, 04/15/40 (Call 10/15/39)	2,691	2,359,069
4.50%, 04/15/50 (Call 10/15/49)	3,979	3,367,075
4.75%, 02/01/28 (Call 03/11/24)	1,905	1,871,513
4.80%, 07/15/28 (Call 06/15/28)	1,285	1,268,451
4.85%, 01/15/29 (Call 12/15/28)	1,650	1,628,493
4.95%, 03/15/28 (Call 02/15/28)	1,570	1,560,881
5.05%, 07/15/33 (Call 04/15/33)	2,895	2,831,470
5.15%, 04/15/34 (Call 01/15/34)	810	797,589
5.20%, 01/15/33 (Call 10/15/32)	1,100	1,093,459
5.38%, 04/15/27 (Call 03/11/24)	104	103,787
5.50%, 01/15/55 (Call 07/15/54)	580	564,886
5.65%, 01/15/53 (Call 07/15/52)	2,396	2,382,931
5.75%, 01/15/34 (Call 10/15/33)	1,450	1,492,508
5.75%, 01/15/54 (Call 07/15/53)	1,732	1,754,003
5.80%, 09/15/62 (Call 03/15/62)	995	1,011,764
6.00%, 06/15/54 (Call 12/15/53)(a)	945	989,711
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	1,892	1,756,336
1.45%, 03/20/26 (Call 02/20/26)	3,097	2,871,564
1.50%, 09/18/30 (Call 06/18/30)	2,220	1,782,178
1.68%, 10/30/30 (Call 07/30/30)	1,658	1,336,636
1.75%, 01/20/31 (Call 10/20/30)	3,052	2,447,718
2.10%, 03/22/28 (Call 01/22/28)(a)	3,785	3,370,130
2.36%, 03/15/32 (Call 12/15/31)	5,765	4,674,196
2.55%, 03/21/31 (Call 12/21/30)	4,458	3,757,320
2.63%, 08/15/26	2,442	2,302,319
2.65%, 11/20/40 (Call 05/20/40)	3,867	2,666,128
2.85%, 09/03/41 (Call 03/03/41)	1,480	1,044,580
2.88%, 11/20/50 (Call 05/20/50)(a)	3,443	2,193,370
2.99%, 10/30/56 (Call 04/30/56)	4,896	3,041,964
3.00%, 03/22/27 (Call 01/22/27)	1,396	1,313,998
3.00%, 11/20/60 (Call 05/20/60)(a)	2,805	1,706,483
3.15%, 03/22/30 (Call 12/22/29)(a)	1,248	1,115,959
3.40%, 03/22/41 (Call 09/22/40)	4,443	3,404,072
3.55%, 03/22/51 (Call 09/22/50)(a)	5,570	4,044,965
3.70%, 03/22/61 (Call 09/22/60)(a)	3,882	2,742,987
3.85%, 11/01/42 (Call 05/01/42)	1,139	915,041
3.88%, 02/08/29 (Call 11/08/28)(a)	2,353	2,234,082
3.88%, 03/01/52 (Call 09/01/51)	1,559	1,204,019
4.00%, 03/22/50 (Call 09/22/49)	1,650	1,302,834
4.02%, 12/03/29 (Call 09/03/29)(a)	4,845	4,590,983
4.13%, 03/16/27	3,925	3,816,291
4.13%, 08/15/46	1,377	1,132,598
4.27%, 01/15/36	530	481,356
4.33%, 09/21/28	5,943	5,768,143
4.40%, 11/01/34 (Call 05/01/34)	2,640	2,455,534
4.50%, 08/10/33	3,042	2,870,749
4.52%, 09/15/48	1,520	1,330,010
4.67%, 03/15/55	770	680,447
4.75%, 11/01/41	965	888,307
4.81%, 03/15/39(a)	1,555	1,453,692
4.86%, 08/21/46(a)	3,100	2,841,286
5.01%, 04/15/49(a)	620	598,923
5.01%, 08/21/54	565	524,518
5.05%, 05/09/33 (Call 02/09/33)(a)	1,230	1,218,045

Security	Par (000)	Value

Telecommunications (continued)
5.25%, 03/16/37	$1,578	$1,575,586
5.50%, 03/16/47(a)	585	587,067
5.50%, 02/23/54 (Call 08/23/53)	375	370,481
5.85%, 09/15/35	565	591,288
6.40%, 09/15/33	350	376,472
6.55%, 09/15/43	1,120	1,250,197
7.75%, 12/01/30	1,340	1,531,447
Vodafone Group PLC
4.13%, 05/30/25	1,829	1,799,597
4.25%, 09/17/50	2,327	1,831,133
4.38%, 05/30/28(a)	1,215	1,194,177
4.38%, 02/19/43	1,880	1,582,501
4.88%, 06/19/49	2,622	2,270,267
5.00%, 05/30/38(a)	442	425,726
5.13%, 06/19/59(a)	389	342,169
5.25%, 05/30/48	371	346,025
5.63%, 02/10/53 (Call 08/10/52)	1,260	1,219,284
5.75%, 02/10/63 (Call 08/10/62)	390	381,494
6.15%, 02/27/37	2,199	2,293,559
6.25%, 11/30/32	1,121	1,189,561
7.88%, 02/15/30	1,263	1,432,956
Xiaomi Best Time International Ltd.
2.88%, 07/14/31 (Call 04/14/31)(a)(b)	610	502,054
3.38%, 04/29/30 (Call 01/29/30)(b)	115	100,351
4.10%, 07/14/51 (Call 01/14/51)(b)	275	194,282

		424,032,709

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	902	846,721
3.55%, 11/19/26 (Call 09/19/26)	1,098	1,042,484
3.90%, 11/19/29 (Call 08/19/29)	1,460	1,338,009
5.10%, 05/15/44 (Call 11/15/43)	557	467,414
6.35%, 03/15/40(a)	664	670,637
Mattel Inc.
3.38%, 04/01/26 (Call 03/11/24)(b)	290	275,221
3.75%, 04/01/29 (Call 04/01/24)(a)(b)	992	905,983
5.45%, 11/01/41 (Call 05/01/41)	480	433,506
5.88%, 12/15/27 (Call 04/01/24)(b)	1,372	1,372,871
6.20%, 10/01/40(a)	385	378,535

		7,731,381

Transportation — 1.8%
AP Moller - Maersk A/S
4.50%, 06/20/29 (Call 03/20/29)(a)(b)	1,440	1,408,854
5.88%, 09/14/33 (Call 06/14/33)(b)	1,195	1,203,637
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	715	465,406
3.00%, 04/01/25 (Call 01/01/25)	884	864,000
3.05%, 02/15/51 (Call 08/15/50)	1,016	693,815
3.25%, 06/15/27 (Call 03/15/27)	993	947,482
3.30%, 09/15/51 (Call 03/15/51)(a)	1,187	849,868
3.55%, 02/15/50 (Call 08/15/49)	1,009	761,139
3.65%, 09/01/25 (Call 06/01/25)	373	365,233
3.90%, 08/01/46 (Call 02/01/46)	949	766,818
4.05%, 06/15/48 (Call 12/15/47)	981	811,903
4.13%, 06/15/47 (Call 12/15/46)	1,120	933,676
4.15%, 04/01/45 (Call 10/01/44)	457	386,116
4.15%, 12/15/48 (Call 06/15/48)	1,034	865,640
4.38%, 09/01/42 (Call 03/01/42)	887	786,661
4.40%, 03/15/42 (Call 09/15/41)	1,075	956,606
4.45%, 03/15/43 (Call 09/15/42)	1,207	1,074,797

S C H E D U L E O F I N V E S T M E N T S	129

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.45%, 01/15/53 (Call 07/15/52)	$1,300	$1,143,175
4.55%, 09/01/44 (Call 03/01/44)	1,080	966,610
4.70%, 09/01/45 (Call 03/01/45)(a)	807	740,704
4.90%, 04/01/44 (Call 10/01/43)	1,097	1,039,068
4.95%, 09/15/41 (Call 03/15/41)	690	659,176
5.05%, 03/01/41 (Call 09/01/40)	580	564,404
5.15%, 09/01/43 (Call 03/01/43)	910	889,841
5.20%, 04/15/54 (Call 10/15/53)	1,780	1,745,995
5.40%, 06/01/41 (Call 12/01/40)	902	907,259
5.75%, 05/01/40 (Call 11/01/39)	1,160	1,213,824
6.15%, 05/01/37	937	1,022,993
6.20%, 08/15/36	499	543,349
7.00%, 12/15/25	509	526,032
7.95%, 08/15/30	200	232,281
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	1,342	835,337
2.75%, 03/01/26 (Call 12/01/25)	1,390	1,333,648
3.20%, 08/02/46 (Call 02/02/46)	1,450	1,074,241
3.50%, 11/15/42 (Call 05/15/42)	160	121,853
3.65%, 02/03/48 (Call 08/03/47)	534	423,236
3.85%, 08/05/32 (Call 05/05/32)	1,192	1,096,255
4.40%, 08/05/52 (Call 02/05/52)	765	675,577
4.45%, 01/20/49 (Call 07/20/48)	596	533,920
4.50%, 11/07/43 (Call 05/07/43)	320	281,253
5.85%, 11/01/33 (Call 08/01/33)	240	254,927
6.13%, 11/01/53 (Call 05/01/53)	120	136,207
6.20%, 06/01/36	330	358,743
6.25%, 08/01/34	876	954,047
6.38%, 11/15/37(a)	715	781,726
6.71%, 07/15/36(a)	10	11,076
6.90%, 07/15/28(a)	665	717,219
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	1,655	1,517,724
2.05%, 03/05/30 (Call 12/05/29)	1,077	908,049
2.45%, 12/02/31 (Call 09/02/31)	880	782,575
2.88%, 11/15/29 (Call 08/15/29)	552	490,646
3.00%, 12/02/41 (Call 06/02/41)	1,115	947,086
3.10%, 12/02/51 (Call 06/02/51)(a)	2,455	1,668,335
3.50%, 05/01/50 (Call 11/01/49)	954	699,277
3.70%, 02/01/26 (Call 11/01/25)	773	750,234
4.00%, 06/01/28 (Call 03/01/28)(a)	704	677,916
4.20%, 11/15/69 (Call 05/15/69)	631	493,480
4.30%, 05/15/43 (Call 11/15/42)	649	552,127
4.70%, 05/01/48 (Call 11/01/47)	571	502,397
4.80%, 09/15/35 (Call 03/15/35)(a)	760	726,616
4.80%, 08/01/45 (Call 02/01/45)	768	695,562
4.95%, 08/15/45 (Call 02/15/45)	654	599,900
5.75%, 03/15/33(a)	665	682,717
5.75%, 01/15/42	627	617,775
5.95%, 05/15/37(a)	882	911,375
6.13%, 09/15/2115 (Call 03/15/2115)	586	618,724
7.13%, 10/15/31(a)	570	636,732
Central Japan Railway Co., 4.25%, 11/24/45
(Call 05/24/45)(b)	165	140,484
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	1,128	1,088,275
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	1,171	1,017,339
2.50%, 05/15/51 (Call 11/15/50)	424	258,301
2.60%, 11/01/26 (Call 08/01/26)	1,710	1,613,807
3.25%, 06/01/27 (Call 03/01/27)	1,572	1,492,301

Security	Par (000)	Value

Transportation (continued)
3.35%, 11/01/25 (Call 08/01/25)	$1,065	$1,033,837
3.35%, 09/15/49 (Call 03/15/49)	1,030	739,266
3.80%, 03/01/28 (Call 12/01/27)	740	712,154
3.80%, 11/01/46 (Call 05/01/46)	1,126	887,350
3.80%, 04/15/50 (Call 10/15/49)	736	570,525
3.95%, 05/01/50 (Call 11/01/49)(a)	493	396,585
4.10%, 11/15/32 (Call 08/15/32)	1,085	1,013,740
4.10%, 03/15/44 (Call 09/15/43)	838	706,638
4.25%, 03/15/29 (Call 12/15/28)(a)	1,332	1,297,784
4.25%, 11/01/66 (Call 05/01/66)	495	396,721
4.30%, 03/01/48 (Call 09/01/47)	1,419	1,215,778
4.40%, 03/01/43 (Call 09/01/42)(a)	590	521,974
4.50%, 03/15/49 (Call 09/15/48)	803	701,854
4.50%, 11/15/52 (Call 05/15/52)(a)	812	711,774
4.50%, 08/01/54 (Call 02/01/54)	480	418,325
4.65%, 03/01/68 (Call 09/01/67)	615	529,387
4.75%, 05/30/42 (Call 11/30/41)	980	906,079
4.75%, 11/15/48 (Call 05/15/48)	763	697,805
5.20%, 11/15/33 (Call 08/15/33)(a)	995	1,001,926
5.50%, 04/15/41 (Call 10/15/40)	775	781,056
6.00%, 10/01/36	510	543,063
6.15%, 05/01/37(a)	786	852,145
6.22%, 04/30/40	918	995,020
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50 (Call 02/18/50)(b)	365	218,989
3.83%, 09/14/61 (Call 03/14/61)(a)(b)	875	577,459
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30 (Call 02/07/30)(a)(b)	723	657,602
3.69%, 09/13/61 (Call 03/13/61)(b)	615	402,366
4.70%, 05/07/50 (Call 11/07/49)(b)	1,394	1,121,043
5.00%, 01/25/47 (Call 07/25/46)(a)(b)	437	373,075
ENA Master Trust, 4.00%, 05/19/48
(Call 02/19/48)(b)	155	108,423
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	920	768,397
3.10%, 08/05/29 (Call 05/05/29)(a)	1,220	1,107,012
3.25%, 04/01/26 (Call 01/01/26)	1,517	1,462,505
3.25%, 05/15/41 (Call 11/15/40)	1,100	814,418
3.40%, 02/15/28 (Call 11/15/27)	704	664,555
3.88%, 08/01/42	753	597,702
3.90%, 02/01/35(a)	988	871,927
4.05%, 02/15/48 (Call 08/15/47)	1,323	1,041,939
4.10%, 04/15/43	691	563,539
4.10%, 02/01/45	1,053	843,672
4.20%, 10/17/28 (Call 07/17/28)	615	592,505
4.25%, 05/15/30 (Call 02/15/30)	920	877,528
4.40%, 01/15/47 (Call 07/15/46)	1,114	925,376
4.50%, 02/01/65(a)	173	134,901
4.55%, 04/01/46 (Call 10/01/45)	1,713	1,458,486
4.75%, 11/15/45 (Call 05/15/45)	1,947	1,704,956
4.90%, 01/15/34(a)	890	866,739
4.95%, 10/17/48 (Call 04/17/48)	958	865,090
5.10%, 01/15/44	1,004	930,861
5.25%, 05/15/50 (Call 11/15/49)(a)	1,547	1,458,191
JB Hunt Transport Services Inc., 3.88%,
03/01/26 (Call 01/01/26)	1,098	1,072,107
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	964	921,207
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27
(Call 03/06/27)(a)(b)	1,025	977,101
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	657	548,361

130	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
2.55%, 11/01/29 (Call 08/01/29)	$851	$748,416
2.90%, 06/15/26 (Call 03/15/26)	602	573,786
2.90%, 08/25/51 (Call 02/25/51)	790	508,278
3.00%, 03/15/32 (Call 12/15/31)	184	158,239
3.05%, 05/15/50 (Call 11/15/49)	1,182	792,174
3.15%, 06/01/27 (Call 03/01/27)(a)	408	386,558
3.16%, 05/15/55 (Call 11/15/54)	919	603,653
3.40%, 11/01/49 (Call 05/01/49)(a)	574	412,759
3.65%, 08/01/25 (Call 06/01/25)(a)	535	522,751
3.70%, 03/15/53 (Call 09/15/52)	551	409,734
3.80%, 08/01/28 (Call 05/01/28)	550	526,627
3.94%, 11/01/47 (Call 05/01/47)	1,068	845,930
3.95%, 10/01/42 (Call 04/01/42)(a)	756	620,080
4.05%, 08/15/52 (Call 02/15/52)	1,076	860,598
4.10%, 05/15/49 (Call 11/15/48)	694	558,717
4.10%, 05/15/2121 (Call 11/15/2120)(a)	625	449,968
4.15%, 02/28/48 (Call 08/28/47)	1,017	840,646
4.45%, 03/01/33 (Call 12/01/32)(a)	475	452,692
4.45%, 06/15/45 (Call 12/15/44)	692	596,494
4.55%, 06/01/53 (Call 12/01/52)(a)	1,150	1,000,469
4.65%, 01/15/46 (Call 07/15/45)	665	589,700
4.80%, 08/15/43 (Call 02/15/43)	75	66,249
4.84%, 10/01/41	881	818,536
5.05%, 08/01/30 (Call 06/01/30)	1,025	1,023,852
5.10%, 12/31/49 (Call 02/01/2118)	75	65,152
5.35%, 08/01/54 (Call 02/01/54)	1,170	1,146,573
5.55%, 03/15/34 (Call 12/15/33)	720	739,177
5.59%, 05/17/25	465	466,134
5.95%, 03/15/64 (Call 09/15/63)	735	775,200
7.25%, 02/15/31(a)	875	962,586
7.80%, 05/15/27	445	481,561
Polar Tankers Inc., 5.95%, 05/10/37(a)(b)	1,360	1,379,542
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	885	810,758
2.85%, 03/01/27 (Call 02/01/27)(a)	509	476,921
2.90%, 12/01/26 (Call 10/01/26)(a)	779	732,741
3.35%, 09/01/25 (Call 08/01/25)	719	697,097
4.30%, 06/15/27 (Call 05/15/27)	470	457,420
4.63%, 06/01/25 (Call 05/01/25)(a)	750	742,902
5.25%, 06/01/28 (Call 05/01/28)	640	641,193
5.30%, 03/15/27 (Call 02/15/27)(a)	335	335,404
5.38%, 03/15/29 (Call 02/15/29)	475	474,653
5.65%, 03/01/28 (Call 02/01/28)(a)	1,020	1,036,823
6.30%, 12/01/28 (Call 11/01/28)	505	526,105
6.60%, 12/01/33 (Call 09/01/33)	575	615,658
TTX Co.
3.90%, 02/01/45 (Call 08/01/44)(b)	50	39,897
4.20%, 07/01/46 (Call 01/01/46)(a)(b)	780	638,062
4.60%, 02/01/49 (Call 08/01/48)(a)(b)	599	523,597
4.65%, 06/15/44(b)	110	94,910
5.50%, 09/25/26 (Call 08/25/26)(b)	595	596,619
5.65%, 12/01/52 (Call 06/01/52)(b)	585	594,645
5.75%, 11/22/33 (Call 08/22/33)(b)	300	313,797
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	794	736,869
2.38%, 05/20/31 (Call 02/20/31)	1,350	1,140,656
2.40%, 02/05/30 (Call 11/05/29)	1,424	1,241,366
2.75%, 03/01/26 (Call 12/01/25)	1,224	1,172,380
2.80%, 02/14/32 (Call 12/15/31)(a)	1,650	1,416,181
2.89%, 04/06/36 (Call 01/06/36)	1,155	931,631
2.95%, 03/10/52 (Call 09/10/51)	1,305	872,686

Security	Par (000)	Value

Transportation (continued)
2.97%, 09/16/62 (Call 03/16/62)	$1,379	$858,599
3.00%, 04/15/27 (Call 01/15/27)	728	690,126
3.20%, 05/20/41 (Call 11/20/40)	1,421	1,097,297
3.25%, 08/15/25 (Call 05/15/25)	745	725,813
3.25%, 02/05/50 (Call 08/05/49)	1,912	1,376,882
3.35%, 08/15/46 (Call 02/15/46)	130	94,036
3.38%, 02/01/35 (Call 08/01/34)	820	698,534
3.38%, 02/14/42 (Call 08/14/41)	690	539,874
3.50%, 02/14/53 (Call 08/14/52)	1,620	1,205,788
3.55%, 08/15/39 (Call 02/15/39)	677	554,856
3.55%, 05/20/61 (Call 11/20/60)(a)	818	586,162
3.60%, 09/15/37 (Call 03/15/37)	837	715,673
3.70%, 03/01/29 (Call 12/01/28)	1,406	1,341,108
3.75%, 07/15/25 (Call 05/15/25)	732	718,247
3.75%, 02/05/70 (Call 08/05/69)	795	581,499
3.80%, 10/01/51 (Call 04/01/51)	1,520	1,202,616
3.80%, 04/06/71 (Call 10/06/70)	805	589,894
3.84%, 03/20/60 (Call 09/20/59)	2,427	1,843,655
3.85%, 02/14/72 (Call 08/14/71)	585	431,527
3.88%, 02/01/55 (Call 08/01/54)	670	522,610
3.95%, 09/10/28 (Call 06/10/28)(a)	1,586	1,538,372
3.95%, 08/15/59 (Call 02/15/59)	630	488,545
4.00%, 04/15/47 (Call 10/15/46)(a)	705	576,875
4.05%, 11/15/45 (Call 05/15/45)	635	520,868
4.05%, 03/01/46 (Call 09/01/45)	723	596,949
4.10%, 09/15/67 (Call 03/15/67)	672	532,157
4.30%, 03/01/49 (Call 09/01/48)	778	659,593
4.50%, 01/20/33 (Call 10/20/32)(a)	1,350	1,309,172
4.50%, 09/10/48 (Call 03/10/48)	615	539,705
4.75%, 02/21/26 (Call 01/21/26)(a)	835	833,021
4.95%, 09/09/52 (Call 03/09/52)(a)	696	670,014
4.95%, 05/15/53 (Call 11/15/52)(a)	770	736,845
5.15%, 01/20/63 (Call 07/20/62)(a)	185	177,212
6.63%, 02/01/29(a)	167	180,609
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	928	874,427
2.50%, 09/01/29 (Call 06/01/29)	809	721,078
3.05%, 11/15/27 (Call 08/15/27)	1,611	1,514,791
3.40%, 03/15/29 (Call 12/15/28)	1,309	1,237,195
3.40%, 11/15/46 (Call 05/15/46)(a)	810	619,011
3.40%, 09/01/49 (Call 03/01/49)(a)	668	500,401
3.63%, 10/01/42	406	326,021
3.75%, 11/15/47 (Call 05/15/47)	1,725	1,367,841
3.90%, 04/01/25 (Call 03/01/25)	1,424	1,404,626
4.25%, 03/15/49 (Call 09/15/48)	1,004	866,637
4.45%, 04/01/30 (Call 01/01/30)	1,172	1,153,619
4.88%, 03/03/33 (Call 12/03/32)	1,400	1,388,146
4.88%, 11/15/40 (Call 05/15/40)	844	808,813
5.05%, 03/03/53 (Call 09/03/52)(a)	1,340	1,300,869
5.20%, 04/01/40 (Call 10/01/39)	917	911,777
5.30%, 04/01/50 (Call 10/01/49)(a)	1,565	1,569,652
6.20%, 01/15/38	2,099	2,297,279
United Parcel Service of America Inc., 7.62%,
04/01/30(c)	735	828,000
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)(a)	1,755	1,603,297
1.50%, 09/22/28 (Call 07/22/28)	1,835	1,611,366
1.80%, 09/22/31 (Call 06/22/31)(a)	2,205	1,808,126
3.95%, 09/09/27 (Call 08/09/27)(a)	715	700,882
XPO Inc., 6.25%, 06/01/28 (Call 06/01/25)(b)	1,225	1,227,755

		190,794,343

S C H E D U L E O F I N V E S T M E N T S	131

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Trucking & Leasing — 0.3%
DAE Funding LLC
2.63%, 03/20/25 (Call 02/20/25)(b)	$1,480	$1,421,966
3.38%, 03/20/28 (Call 01/20/28)(a)(b)	695	636,655
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	475	372,381
3.10%, 06/01/51 (Call 12/01/50)(a)	440	283,482
3.25%, 03/30/25 (Call 12/30/24)(a)	290	282,522
3.25%, 09/15/26 (Call 06/15/26)	953	906,316
3.50%, 03/15/28 (Call 12/15/27)(a)	473	443,386
3.50%, 06/01/32 (Call 03/01/32)(a)	551	476,531
3.85%, 03/30/27 (Call 12/30/26)(a)	511	489,568
4.00%, 06/30/30 (Call 03/30/30)	630	583,515
4.50%, 03/30/45 (Call 09/30/44)(a)	185	148,645
4.55%, 11/07/28 (Call 08/07/28)(a)	450	438,679
4.70%, 04/01/29 (Call 01/01/29)	675	659,897
4.90%, 03/15/33 (Call 12/15/32)(a)	570	542,851
5.20%, 03/15/44 (Call 09/15/43)(a)	290	264,439
5.40%, 03/15/27 (Call 02/15/27)	115	115,233
5.45%, 09/15/33 (Call 06/15/33)	385	382,779
6.05%, 03/15/34 (Call 12/15/33)	445	454,249
6.90%, 05/01/34 (Call 02/01/34)	350	380,449
Penske Truck Leasing Co. LP/PTL
Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)	937	870,361
1.70%, 06/15/26 (Call 05/15/26)(b)	1,437	1,322,750
3.35%, 11/01/29 (Call 08/01/29)(b)	643	572,155
3.40%, 11/15/26 (Call 08/15/26)(b)	1,023	968,615
3.95%, 03/10/25 (Call 01/10/25)(b)	956	937,871
4.00%, 07/15/25 (Call 06/15/25)(b)	694	678,122
4.20%, 04/01/27 (Call 01/01/27)(b)	942	908,694
4.40%, 07/01/27 (Call 06/01/27)(b)	622	603,554
4.45%, 01/29/26 (Call 11/29/25)(b)	817	796,915
5.35%, 01/12/27 (Call 12/12/26)(a)(b)	480	478,659
5.55%, 05/01/28 (Call 04/01/28)(b)	780	784,713
5.70%, 02/01/28 (Call 01/01/28)(a)(b)	975	983,839
5.75%, 05/24/26 (Call 04/24/26)(a)(b)	680	683,529
5.88%, 11/15/27 (Call 10/15/27)(a)(b)	945	959,533
6.05%, 08/01/28 (Call 07/01/28)(b)	1,655	1,692,785
6.20%, 06/15/30 (Call 04/15/30)(b)	640	662,915
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(b)	1,140	1,036,565
2.30%, 06/15/28 (Call 04/15/28)(b)	790	693,294
5.45%, 05/03/28 (Call 04/03/28)(b)	740	738,501
5.70%, 07/25/33 (Call 04/25/33)(a)(b)	1,185	1,184,899

		26,841,812

Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26).	615	553,965
3.38%, 01/20/27 (Call 12/20/26)(a)	507	459,921

		1,013,886

Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	730	604,945
2.80%, 05/01/30 (Call 02/01/30)	885	776,672
2.95%, 09/01/27 (Call 06/01/27)(a)	977	910,771
3.00%, 12/01/26 (Call 09/01/26)(a)	525	493,655
3.25%, 06/01/51 (Call 12/01/50)(a)	670	471,283
3.40%, 03/01/25 (Call 12/01/24)	936	917,450
3.45%, 06/01/29 (Call 03/01/29)	916	851,771
3.45%, 05/01/50 (Call 11/01/49)	744	544,473

Security	Par (000)	Value

Water (continued)
3.75%, 09/01/28 (Call 06/01/28)	$647	$614,142
3.75%, 09/01/47 (Call 03/01/47)(a)	866	674,701
4.00%, 12/01/46 (Call 06/01/46)	561	454,414
4.15%, 06/01/49 (Call 12/01/48)(a)	788	651,284
4.20%, 09/01/48 (Call 03/01/48)	822	691,902
4.30%, 12/01/42 (Call 06/01/42)(a)	456	395,585
4.30%, 09/01/45 (Call 03/01/45)	331	282,349
4.45%, 06/01/32 (Call 03/01/32)(a)	720	688,701
5.15%, 03/01/34 (Call 12/01/33)	625	619,813
5.45%, 03/01/54 (Call 09/01/53)	625	614,801
6.59%, 10/15/37(a)	799	898,494
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)(a)	830	681,093
2.70%, 04/15/30 (Call 01/15/30)	819	704,797
3.35%, 04/15/50 (Call 10/15/49)	487	336,527
3.57%, 05/01/29 (Call 02/01/29)(a)	905	839,168
4.28%, 05/01/49 (Call 11/01/48)(a)	806	651,376
5.30%, 05/01/52 (Call 11/01/51)	560	522,500
5.38%, 01/15/34 (Call 10/15/33)	390	383,536
United Utilities PLC, 6.88%, 08/15/28	330	349,765

		16,625,968

Total Corporate Bonds & Notes — 98.5% (Cost: $11,233,787,257)		10,317,717,081

Foreign Government Obligations(g)

Japan — 0.0%
Development Bank of Japan Inc.
4.38%, 09/22/25(b)	120	118,434
5.13%, 09/01/26(b)	25	25,106

		143,540

Panama — 0.0%
Banco Latinoamericano de Comercio
Exterior SA, 2.38%, 09/14/25
(Call 08/15/25)(b)	905	851,831

South Korea — 0.2%
Korea Electric Power Corp.
1.13%, 06/15/25(b)	632	598,850
3.63%, 06/14/25(b)	200	195,687
4.00%, 06/14/27(b)	140	135,161
4.88%, 01/31/27(b)	600	598,957
5.13%, 04/23/34(a)(b)	435	435,999
5.38%, 04/06/26(b)	100	100,245
5.38%, 07/31/26(b)	255	255,674
5.50%, 04/06/28(b)	155	157,572
7.00%, 02/01/27(a)	890	933,256
Korea Gas Corp.
1.13%, 07/13/26(b)	875	796,088
2.00%, 07/13/31(b)	550	446,756
2.25%, 07/18/26(b)	150	140,125
3.13%, 07/20/27(b)	1,751	1,642,562
3.50%, 07/02/26(a)(b)	580	557,769
3.88%, 07/13/27(a)(b)	2,180	2,097,695
Korea Housing Finance Corp.
4.63%, 02/24/28(b)	695	688,419
4.63%, 02/24/33(a)(b)	683	658,903
5.38%, 11/15/26(a)(b)	1,270	1,281,490
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(a)(b)	555	508,849

132	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea (continued)
3.13%, 07/25/27(b)	$1,170	$1,096,185
4.25%, 07/27/27(b)	70	68,002
5.00%, 07/18/28(b)	95	94,860
Korea National Oil Corp.
0.88%, 10/05/25(b)	647	603,230
1.25%, 04/07/26(b)	1,000	920,629
2.38%, 04/07/31(b)	970	814,656
2.50%, 10/24/26(b)	143	133,271
2.63%, 04/18/32(b)	500	415,516
3.25%, 10/01/25(b)	450	435,721
3.38%, 03/27/27(b)	500	475,503

		17,287,630

Total Foreign Government Obligations —0.2% (Cost: $19,084,643)		18,283,001

Total Long-Term Investments — 98.7% (Cost: $11,252,871,900)		10,336,000,082

	Shares

Short-Term Securities

Money Market Funds — 11.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(h)(i)(j)	1,212,696,770	1,213,303,118
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(h)(i)	14,600,000	14,600,000

Total Short-Term Securities — 11.7% (Cost: $1,227,506,429)		1,227,903,118

Total Investments — 110.4% (Cost: $12,480,378,329)		11,563,903,200

Liabilities in Excess of Other Assets —(10.4)%		(1,085,157,682)

Net Assets—100.0%		$10,478,745,518

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$756,319,806	$457,090,561	(a)	$—		$(53,157)	$(54,092)	$1,213,303,118	1,212,696,770	$3,800,503	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	65,729,000	—		(51,129,000	)(a)	—	—	14,600,000	14,600,000	2,207,473		—

						$(53,157)	$(54,092)	$1,227,903,118		$6,007,976		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	133

Schedule of Investments (continued) February 29, 2024	iShares® Broad USD Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$10,317,717,081	$—	$10,317,717,081
Foreign Government Obligations	—	18,283,001	—	18,283,001

Short-Term Securities
Money Market Funds	1,227,903,118	—	—	1,227,903,118

	$1,227,903,118	$10,336,000,082	$—	$11,563,903,200

See notes to financial statements.

134	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The),
4.65%, 10/01/28 (Call 07/01/28)(a)	$2,695	$2,642,100
Omnicom Group Inc./Omnicom Capital Inc.,
3.60%, 04/15/26 (Call 01/15/26)	10,993	10,651,816

		13,293,916

Aerospace & Defense — 1.4%
Airbus SE, 3.15%, 04/10/27 (Call 01/10/27)(a)(b)	5,135	4,900,433
BAE Systems Finance Inc., 7.50%, 07/01/27(a)(b)	955	1,020,487
BAE Systems Holdings Inc., 3.85%, 12/15/25 (Call 09/15/25)(a)(b)	5,309	5,178,064
Boeing Co. (The)
2.20%, 02/04/26 (Call 03/11/24)	35,008	32,841,868
2.25%, 06/15/26 (Call 03/15/26)(a)	2,655	2,471,168
2.50%, 03/01/25 (Call 12/01/24)(a)	1,723	1,666,880
2.60%, 10/30/25 (Call 07/30/25)(a)	2,240	2,136,135
2.70%, 02/01/27 (Call 12/01/26)(a)	6,560	6,109,206
2.75%, 02/01/26 (Call 01/01/26)(a)	9,150	8,689,142
2.80%, 03/01/27 (Call 12/01/26)(a)	1,809	1,678,941
3.10%, 05/01/26 (Call 03/01/26)(a)	4,299	4,095,598
3.25%, 02/01/28 (Call 12/01/27)	7,373	6,840,546
3.25%, 03/01/28 (Call 12/01/27)	2,870	2,655,082
3.45%, 11/01/28 (Call 08/01/28)(a)	2,564	2,368,145
4.88%, 05/01/25 (Call 04/01/25)	22,139	21,934,026
5.04%, 05/01/27 (Call 03/01/27)(a)	12,762	12,641,701
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)(a)	3,445	3,173,534
2.13%, 08/15/26 (Call 05/15/26)	3,387	3,169,773
2.63%, 11/15/27 (Call 08/15/27)(a)	1,370	1,267,235
3.25%, 04/01/25 (Call 03/01/25)(a)	5,085	4,978,628
3.50%, 05/15/25 (Call 03/15/25)(a)	5,099	5,001,844
3.50%, 04/01/27 (Call 02/01/27)	5,458	5,251,998
3.75%, 05/15/28 (Call 02/15/28)(a)	7,617	7,338,184
HEICO Corp., 5.25%, 08/01/28 (Call 07/01/28)	5,115	5,155,709
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	2,565	2,444,463
4.95%, 08/15/25 (Call 05/15/25)	2,520	2,480,152
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	3,220	2,887,937
5.90%, 02/01/27(a)	4,080	4,118,997
6.75%, 01/15/28(a)	2,565	2,674,336
6.88%, 05/01/25 (Call 04/01/25)	475	479,977
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)(a)	4,410	4,329,096
3.85%, 12/15/26 (Call 09/15/26)(a)	3,689	3,563,208
4.40%, 06/15/28 (Call 03/15/28)	12,606	12,254,746
5.40%, 01/15/27(a)	8,040	8,090,025
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)	6,673	6,502,987
4.45%, 05/15/28 (Call 04/15/28)(a)	2,838	2,797,624
4.50%, 02/15/29 (Call 01/15/29)	4,055	3,984,559
4.95%, 10/15/25 (Call 09/15/25)(a)	3,900	3,893,494
5.10%, 11/15/27 (Call 10/15/27)	5,142	5,198,877
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)(a)	5,047	4,808,579
3.25%, 01/15/28 (Call 10/15/27)	12,735	11,942,929
4.60%, 02/01/29 (Call 01/01/29)(a)	3,725	3,647,815
RTX Corp.
2.65%, 11/01/26 (Call 08/01/26)(a)	4,661	4,388,082

Security	Par (000)	Value

Aerospace & Defense (continued)
3.13%, 05/04/27 (Call 02/04/27)(a)	$6,842	$6,456,550
3.50%, 03/15/27 (Call 12/15/26)	7,328	7,003,695
3.95%, 08/16/25 (Call 06/16/25)	10,064	9,871,556
4.13%, 11/16/28 (Call 08/16/28)	17,971	17,244,914
5.00%, 02/27/26 (Call 01/27/26)	3,375	3,366,823
5.75%, 11/08/26 (Call 10/08/26)(a)	10,460	10,609,592
5.75%, 01/15/29 (Call 12/15/28)	5,200	5,354,185
6.70%, 08/01/28(a)	1,345	1,429,180
7.20%, 08/15/27	2,445	2,579,606

		306,968,311

Agriculture — 1.1%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)(a)	5,105	4,929,595
2.63%, 09/16/26 (Call 06/16/26)	3,715	3,489,273
4.40%, 02/14/26 (Call 12/14/25)	7,206	7,094,173
4.80%, 02/14/29 (Call 11/14/28)(a)	3,800	3,731,112
6.20%, 11/01/28 (Call 10/01/28)(a)	3,280	3,408,930
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)(a)	6,808	6,407,073
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	14,379	12,724,283
3.22%, 09/06/26 (Call 07/06/26)	6,568	6,228,181
3.56%, 08/15/27 (Call 05/15/27)	10,767	10,178,618
4.70%, 04/02/27 (Call 02/02/27)(a)	7,965	7,795,223
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)(a)	9,329	8,643,077
3.95%, 06/15/25(b)	185	180,817
4.45%, 03/16/28 (Call 02/16/28)	9,412	9,076,809
5.93%, 02/02/29 (Call 01/02/29)	2,165	2,210,966
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	4,481	4,242,958
3.25%, 08/15/26 (Call 05/15/26)	5,004	4,773,473
3.75%, 09/25/27 (Call 06/25/27)(a)	4,050	3,876,063
Cargill Inc.
0.75%, 02/02/26 (Call 01/02/26)(a)(b)	3,398	3,135,309
3.50%, 04/22/25 (Call 04/01/24)(a)(b)	3,550	3,482,125
3.63%, 04/22/27 (Call 03/22/27)(a)(b)	3,475	3,344,088
4.50%, 06/24/26(a)(b)	4,285	4,231,634
4.88%, 10/10/25 (Call 09/10/25)(b)	5,090	5,069,744
Imperial Brands Finance PLC
3.50%, 07/26/26 (Call 05/26/26)(b)	5,014	4,769,654
4.25%, 07/21/25 (Call 04/21/25)(b)	10,087	9,885,868
6.13%, 07/27/27 (Call 06/27/27)(b)	6,646	6,765,553
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	5,273	4,818,472
1.50%, 05/01/25 (Call 04/01/25)(a)	4,809	4,609,299
2.75%, 02/25/26 (Call 11/25/25)	5,106	4,875,289
3.13%, 08/17/27 (Call 05/17/27)(a)	2,635	2,482,102
3.13%, 03/02/28 (Call 12/02/27)	1,875	1,744,746
3.38%, 08/11/25 (Call 05/11/25)	5,008	4,883,460
4.75%, 02/12/27	4,375	4,320,665
4.88%, 02/13/26	11,075	11,021,452
4.88%, 02/15/28 (Call 01/15/28)	13,413	13,339,141
4.88%, 02/13/29 (Call 01/13/29)	5,575	5,479,654
5.00%, 11/17/25	5,010	4,992,505
5.13%, 11/17/27 (Call 10/17/27)	10,393	10,410,580
5.25%, 09/07/28 (Call 08/07/28)	3,950	3,979,900
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	13,741	13,530,184

S C H E D U L E O F I N V E S T M E N T S	135

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(b)	$4,147	$3,838,670
4.90%, 04/21/27 (Call 03/21/27)(a)(b)	3,025	2,961,178

		236,961,896

Airlines — 0.3%
Delta Air Lines Inc., 7.00%, 05/01/25(b)	5,002	5,083,991
Delta Air Lines Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(b)	7,311	7,220,140
4.75%, 10/20/28(a)(b)	11,840	11,573,731
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27 (Call 04/01/24)(a)(b)	16,443	16,447,251
Southwest Airlines Co.
3.00%, 11/15/26 (Call 08/15/26)	882	832,564
3.45%, 11/16/27 (Call 08/16/27)(a)	600	564,439
5.13%, 06/15/27 (Call 04/15/27)	10,676	10,632,875
5.25%, 05/04/25 (Call 04/04/25)	7,905	7,883,264

		60,238,255

Alternate Investments — 0.0%
New Mountain Finance Corp., 6.88%, 02/01/29 (Call 01/01/29)	1,005	983,653
Oaktree Strategic Credit Fund, 8.40%, 11/14/28 (Call 10/14/28)(a)(b)	550	577,973

		1,561,626

Apparel — 0.2%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(a)	6,247	5,878,274
2.75%, 03/27/27 (Call 01/27/27)(a)	7,180	6,770,882
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)(a)	3,127	3,082,602
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)(a)	2,526	2,468,262
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	3,260	3,098,609
4.25%, 04/01/25 (Call 01/01/25)(a)	993	978,798
7.00%, 11/27/26(a)	8,495	8,724,810
7.05%, 11/27/25	3,105	3,162,969
7.35%, 11/27/28 (Call 10/27/28)	6,055	6,333,544
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)(a)	4,700	4,505,138
2.80%, 04/23/27 (Call 02/23/27)(a)	3,566	3,237,698

		48,241,586

Auto Manufacturers — 4.6%
American Honda Finance Corp.
1.00%, 09/10/25	4,920	4,623,413
1.20%, 07/08/25	5,126	4,861,713
1.30%, 09/09/26(a)	4,358	3,976,008
2.00%, 03/24/28	5,200	4,661,172
2.25%, 01/12/29	1,965	1,743,552
2.30%, 09/09/26(a)	2,479	2,326,997
2.35%, 01/08/27	874	815,416
3.50%, 02/15/28(a)	375	356,352
4.70%, 01/12/28	3,990	3,972,972
4.75%, 01/12/26	3,630	3,606,828
4.95%, 01/09/26(a)	4,355	4,339,932
5.00%, 05/23/25(a)	5,295	5,280,156
5.13%, 07/07/28	6,039	6,089,518
5.25%, 07/07/26(a)	4,975	5,013,226
5.65%, 11/15/28	4,865	5,004,880
5.80%, 10/03/25(a)	4,010	4,048,015
Series A, 4.60%, 04/17/25(a)	5,365	5,327,917

Security	Par (000)	Value

Auto Manufacturers (continued)
BMW U.S. Capital LLC
1.25%, 08/12/26 (Call 07/12/26)(b)	$3,136	$2,865,340
2.80%, 04/11/26 (Call 01/11/26)(a)(b)	5,778	5,527,113
3.25%, 04/01/25(a)(b)	3,255	3,186,056
3.30%, 04/06/27 (Call 01/06/27)(b)	1,785	1,698,471
3.45%, 04/01/27 (Call 03/01/27)(a)(b)	4,365	4,187,056
3.75%, 04/12/28 (Call 01/12/28)(b)	5,580	5,353,270
3.90%, 04/09/25 (Call 03/09/25)(a)(b)	9,729	9,592,659
3.95%, 08/14/28 (Call 05/14/28)(a)(b)	665	639,334
5.05%, 08/11/28 (Call 07/11/28)(a)(b)	7,930	7,977,944
5.30%, 08/11/25(b)	4,855	4,868,623
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)(a)	3,089	2,897,477
4.90%, 02/20/29 (Call 01/20/29)(a)	1,085	1,080,361
7.13%, 03/01/28(a)	5,713	6,136,058
Daimler Trucks Finance North America LLC
2.00%, 12/14/26(a)(b)	7,788	7,144,033
2.38%, 12/14/28(a)(b)	4,680	4,142,513
3.50%, 04/07/25(b)	3,622	3,544,128
3.65%, 04/07/27(a)(b)	4,573	4,387,209
5.00%, 01/15/27(b)	2,580	2,570,145
5.13%, 01/19/28(a)(b)	3,345	3,341,492
5.15%, 01/16/26(b)	4,260	4,246,940
5.40%, 09/20/28(b)	3,830	3,873,571
5.60%, 08/08/25(b)	3,855	3,863,876
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	6,150	5,974,322
6.63%, 10/01/28(a)	1,630	1,706,283
Ford Motor Credit Co. LLC
2.70%, 08/10/26 (Call 07/10/26)(a)	7,685	7,134,419
2.90%, 02/16/28 (Call 12/16/27)(a)	5,515	4,941,404
2.90%, 02/10/29 (Call 12/10/28)	3,850	3,354,219
3.38%, 11/13/25 (Call 10/13/25)	8,910	8,548,465
3.82%, 11/02/27 (Call 08/02/27)	5,570	5,194,307
4.13%, 08/04/25	4,055	3,957,133
4.13%, 08/17/27 (Call 06/17/27)	7,570	7,164,425
4.27%, 01/09/27 (Call 11/09/26)(a)	5,655	5,417,301
4.39%, 01/08/26	4,970	4,832,726
4.54%, 08/01/26 (Call 06/01/26)(a)	4,905	4,755,349
4.95%, 05/28/27 (Call 04/28/27)	9,740	9,469,369
5.13%, 06/16/25 (Call 05/16/25)	6,280	6,216,395
5.80%, 03/05/27 (Call 02/05/27)	7,345	7,330,776
6.80%, 05/12/28 (Call 04/12/28)	10,040	10,360,857
6.80%, 11/07/28 (Call 10/07/28)	9,170	9,503,967
6.95%, 03/06/26 (Call 02/06/26)(a)	4,545	4,626,830
6.95%, 06/10/26 (Call 05/10/26)(a)	3,095	3,156,584
7.35%, 11/04/27 (Call 10/04/27)	10,305	10,770,520
General Motors Co.
4.00%, 04/01/25(a)	4,286	4,218,869
4.20%, 10/01/27 (Call 07/01/27)(a)	4,976	4,800,767
5.00%, 10/01/28 (Call 07/01/28)(a)	4,395	4,367,816
6.13%, 10/01/25 (Call 09/01/25)(a)	13,509	13,618,619
6.80%, 10/01/27 (Call 08/01/27)	6,660	6,954,359
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	9,929	9,200,704
1.50%, 06/10/26 (Call 05/10/26)	8,171	7,485,202
2.35%, 02/26/27 (Call 01/26/27)	6,343	5,814,585
2.40%, 04/10/28 (Call 02/10/28)	7,700	6,863,674
2.40%, 10/15/28 (Call 08/15/28)	7,575	6,659,973
2.70%, 08/20/27 (Call 06/20/27)	5,937	5,446,565
2.75%, 06/20/25 (Call 05/20/25)(a)	8,649	8,346,038

136	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.80%, 04/07/25	$7,234	$7,098,766
3.85%, 01/05/28 (Call 10/05/27)(a)	2,520	2,392,214
4.00%, 10/06/26 (Call 07/06/26)(a)	4,995	4,829,273
4.30%, 07/13/25 (Call 04/13/25)(a)	6,127	6,025,379
4.35%, 04/09/25 (Call 02/09/25)(a)	6,947	6,856,672
4.35%, 01/17/27 (Call 10/17/26)	8,338	8,115,208
5.00%, 04/09/27 (Call 03/09/27)	8,709	8,625,174
5.25%, 03/01/26 (Call 12/01/25)(a)	8,197	8,170,657
5.40%, 04/06/26	10,635	10,639,819
5.40%, 05/08/27	1,020	1,020,458
5.65%, 01/17/29 (Call 10/17/28)	5,125	5,170,469
5.80%, 06/23/28 (Call 05/23/28)	9,366	9,512,052
5.80%, 01/07/29 (Call 12/07/28)(a)	6,000	6,072,991
6.00%, 01/09/28 (Call 12/09/27)(a)	6,920	7,064,856
6.05%, 10/10/25	8,890	8,956,321
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	7,866	7,641,735
2.53%, 03/10/27 (Call 02/10/27)(a)	11,640	10,871,157
Hyundai Capital America
1.30%, 01/08/26 (Call 12/08/25)(a)(b)	5,202	4,821,305
1.50%, 06/15/26 (Call 05/15/26)(b)	5,169	4,730,353
1.65%, 09/17/26 (Call 08/17/26)(a)(b)	5,910	5,386,609
1.80%, 10/15/25 (Call 09/15/25)(a)(b)	4,722	4,450,782
1.80%, 01/10/28 (Call 11/08/27)(a)(b)	4,560	4,007,732
2.00%, 06/15/28 (Call 04/15/28)(b)	6,500	5,693,851
2.10%, 09/15/28 (Call 07/17/28)(a)(b)	3,560	3,106,273
2.38%, 10/15/27 (Call 08/15/27)(a)(b)	4,325	3,914,458
2.75%, 09/27/26(b)	3,209	3,001,889
3.00%, 02/10/27 (Call 12/10/26)(a)(b)	3,144	2,950,053
3.50%, 11/02/26 (Call 09/02/26)(a)(b)	4,401	4,196,717
5.25%, 01/08/27(b)	2,545	2,535,911
5.30%, 01/08/29 (Call 12/08/28)(b)	3,745	3,736,171
5.50%, 03/30/26(a)(b)	7,590	7,595,936
5.60%, 03/30/28 (Call 02/29/28)(b)	5,960	6,014,962
5.65%, 06/26/26(a)(b)	4,760	4,774,730
5.68%, 06/26/28 (Call 05/26/28)(a)(b)	7,275	7,375,184
5.80%, 06/26/25(a)(b)	3,780	3,794,192
5.88%, 04/07/25 (Call 03/07/25)(a)(b)	4,022	4,033,709
5.95%, 09/21/26(a)(b)	4,470	4,520,433
6.00%, 07/11/25(a)(b)	1,920	1,930,003
6.10%, 09/21/28 (Call 08/21/28)(a)(b)	6,215	6,400,159
6.25%, 11/03/25(a)(b)	3,315	3,352,946
6.50%, 01/16/29 (Call 12/16/28)(a)(b)	3,735	3,908,814
Hyundai Capital Services Inc.
1.25%, 02/08/26(b)	2,821	2,598,894
2.13%, 04/24/25(b)	220	211,351
2.50%, 01/24/27(a)(b)	3,695	3,402,598
3.63%, 08/29/27(a)(b)	1,340	1,262,807
5.13%, 02/05/29(b)	950	939,815
Kia Corp.
1.75%, 10/16/26(a)(b)	2,695	2,460,107
2.75%, 02/14/27(a)(b)	4,260	3,964,932
3.25%, 04/21/26(b)	905	864,588
3.50%, 10/25/27(b)	350	327,849
Mercedes-Benz Finance North America LLC
1.45%, 03/02/26(b)	6,729	6,253,840
2.13%, 03/10/25(b)	3,019	2,925,288
3.30%, 05/19/25(b)	4,117	4,021,671
3.45%, 01/06/27(a)(b)	4,663	4,476,605
3.50%, 08/03/25(b)	3,233	3,158,057
3.75%, 02/22/28(a)(b)	6,090	5,827,812

Security	Par (000)	Value

Auto Manufacturers (continued)
4.80%, 03/30/26(a)(b)	$6,760	$6,712,156
4.80%, 01/11/27(a)(b)	3,955	3,935,389
4.80%, 03/30/28(a)(b)	6,892	6,840,447
4.85%, 01/11/29(a)(b)	5,615	5,563,319
4.90%, 01/09/26(a)(b)	3,880	3,865,899
4.95%, 03/30/25(a)(b)	4,607	4,594,246
5.10%, 08/03/28(b)	6,215	6,236,590
5.20%, 08/03/26(a)(b)	3,730	3,737,532
5.25%, 11/29/27(a)(b)	3,463	3,485,367
5.38%, 08/01/25(b)	3,905	3,914,021
5.38%, 11/26/25(b)	3,940	3,949,237
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26 (Call 08/16/26)(a)(b)	4,840	4,356,843
2.00%, 03/09/26 (Call 02/09/26)(b)	6,210	5,724,526
2.45%, 09/15/28 (Call 07/15/28)(a)(b)	1,520	1,300,330
2.75%, 03/09/28 (Call 01/09/28)(a)(b)	5,678	4,998,377
6.95%, 09/15/26(a)(b)	2,350	2,412,575
7.05%, 09/15/28 (Call 08/15/28)(a)(b)	5,240	5,458,540
Nissan Motor Co. Ltd.
3.52%, 09/17/25 (Call 08/17/25)(b)	5,320	5,116,921
4.35%, 09/17/27 (Call 07/17/27)(a)(b)	16,420	15,595,815
PACCAR Financial Corp.
1.10%, 05/11/26(a)	1,162	1,071,218
2.00%, 02/04/27(a)	1,462	1,345,715
2.85%, 04/07/25(a)	835	815,095
3.55%, 08/11/25(a)	3,845	3,765,386
4.45%, 03/30/26	3,783	3,749,545
4.60%, 01/10/28(a)	2,325	2,314,920
4.60%, 01/31/29(a)	3,600	3,561,776
4.95%, 10/03/25	1,795	1,793,034
4.95%, 08/10/28(a)	450	453,278
5.05%, 08/10/26	1,770	1,776,140
5.20%, 11/09/26(a)	2,530	2,551,592
Stellantis Finance U.S. Inc.
1.71%, 01/29/27 (Call 12/29/26)(a)(b)	6,249	5,680,352
5.63%, 01/12/28 (Call 12/12/27)(a)(b)	3,950	4,050,131
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)(a)	7,089	6,580,437
5.12%, 07/13/28 (Call 06/13/28)(a)	4,805	4,899,370
5.28%, 07/13/26 (Call 06/13/26)(a)	3,340	3,365,315
Toyota Motor Credit Corp.
0.80%, 10/16/25(a)	7,198	6,729,507
0.80%, 01/09/26(a)	5,101	4,731,766
1.13%, 06/18/26(a)	6,900	6,332,178
1.15%, 08/13/27(a)	1,565	1,386,929
1.90%, 01/13/27	6,695	6,172,339
1.90%, 04/06/28(a)	405	361,794
3.00%, 04/01/25	8,890	8,686,207
3.05%, 03/22/27(a)	11,230	10,653,781
3.05%, 01/11/28(a)	1,180	1,110,999
3.20%, 01/11/27(a)	2,225	2,125,910
3.40%, 04/14/25	3,891	3,813,788
3.65%, 08/18/25	5,565	5,453,521
3.65%, 01/08/29	2,995	2,836,405
3.95%, 06/30/25	9,008	8,869,521
4.45%, 05/18/26	8,160	8,074,703
4.55%, 09/20/27	8,815	8,738,425
4.63%, 01/12/28(a)	8,315	8,263,822
4.65%, 01/05/29(a)	5,260	5,203,983
4.80%, 01/05/26	2,840	2,828,351
5.00%, 08/14/26	4,855	4,854,370

S C H E D U L E O F I N V E S T M E N T S	137

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
5.25%, 09/11/28(a)	$3,925	$3,984,209
5.40%, 11/10/25	4,530	4,556,283
5.40%, 11/20/26	4,705	4,752,822
5.45%, 11/10/27(a)	6,615	6,746,672
5.60%, 09/11/25(a)	2,780	2,803,922
Volkswagen Group of America Finance LLC
1.25%, 11/24/25 (Call 10/24/25)(b)	8,276	7,706,480
1.63%, 11/24/27 (Call 09/24/27)(a)(b)	3,550	3,136,541
3.20%, 09/26/26 (Call 07/26/26)(a)(b)	4,608	4,376,925
3.35%, 05/13/25(b)	6,907	6,728,243
3.95%, 06/06/25(a)(b)	5,845	5,724,181
4.35%, 06/08/27 (Call 05/08/27)(a)(b)	7,476	7,290,366
4.63%, 11/13/25(a)(b)	5,206	5,136,931
4.75%, 11/13/28(a)(b)	7,025	6,940,236
5.65%, 09/12/28 (Call 08/12/28)(a)(b)	6,130	6,238,957
5.70%, 09/12/26(b)	4,000	4,037,104
5.80%, 09/12/25(a)(b)	5,545	5,568,591
6.00%, 11/16/26(a)(b)	3,555	3,622,221
6.20%, 11/16/28 (Call 10/16/28)(a)(b)	3,635	3,784,834

		981,292,396

Auto Parts & Equipment — 0.1%
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)(a)	7,873	7,269,727
Denso Corp., 1.24%, 09/16/26 (Call 08/16/26)(a)(b)	3,107	2,809,929
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)(a)	3,233	3,095,002
LG Energy Solution Ltd.
5.63%, 09/25/26(b)	200	200,548
5.75%, 09/25/28(a)(b)	5,000	5,050,550
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)	4,065	3,990,368
5.98%, 03/21/26 (Call 03/21/24)(a)	550	550,091

		22,966,215

Banks — 32.6%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26), (1-year CMT + 0.800%)(b)(c)	3,550	3,217,360
2.47%, 12/13/29 (Call 12/13/28), (1-year CMT + 1.100%)(b)(c)	7,124	6,196,108
4.75%, 07/28/25(a)(b)	7,598	7,453,941
4.80%, 04/18/26(b)	4,606	4,493,743
6.34%, 09/18/27 (Call 09/18/26), (1-year CMT + 1.650%)(b)(c)	6,125	6,229,001
6.58%, 10/13/26 (Call 10/13/25), (1-year CMT + 1.550%)(a)(b)(c)	2,300	2,321,883
AIB Group PLC
6.61%, 09/13/29 (Call 09/13/28), (1-day SOFR + 2.330%)(a)(b)(c)	2,640	2,739,345
7.58%, 10/14/26 (Call 10/14/25), (1-day SOFR + 3.456%)(b)(c)	680	697,379
ANZ Bank New Zealand Ltd.,
5.55%, 08/11/32 (Call 08/11/27), (5-year CMT + 2.700%)(a)(b)(c)	2,470	2,482,871
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	1,788	1,633,171
3.45%, 07/17/27(a)(b)	2,909	2,746,772
3.45%, 01/21/28(b)	3,290	3,084,720
5.36%, 08/14/28(a)(b)	7,595	7,657,014
ASB Bank Ltd.
1.63%, 10/22/26(a)(b)	1,788	1,627,678

Security	Par (000)	Value

Banks (continued)
5.35%, 06/15/26(a)(b)	$1,675	$1,674,343
5.40%, 11/29/27(a)(b)	3,260	3,281,135
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25), (5-year CMT + 1.288%)(a)(b)(c)	8,103	7,746,065
3.70%, 11/16/25	5,493	5,373,459
4.40%, 05/19/26(b)	6,218	6,038,802
4.75%, 01/18/27	8,310	8,277,530
5.09%, 12/08/25	5,270	5,274,324
5.38%, 07/03/25(a)	4,900	4,915,059
5.67%, 10/03/25(a)	7,775	7,846,832
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	4,233	3,958,196
5.86%, 09/14/26 (Call 09/14/25), (1-year CMT + 2.300%)(a)(c)	5,918	5,914,937
6.14%, 09/14/28 (Call 09/14/27), (1-year CMT + 2.700%)(c)	3,985	4,044,485
Banco de Bogota SA, 4.38%, 08/03/27 (Call 05/03/27)(a)(b)	260	246,417
Banco de Credito del Peru SA
3.13%, 07/01/30 (Call 07/01/25), (5-year CMT + 3.000%)(b)(c)	2,633	2,499,609
3.25%, 09/30/31 (Call 09/30/26), (5-year CMT + 2.450%)(b)(c)	2,665	2,457,589
5.85%, 01/11/29 (Call 12/11/28)(a)(b)	205	207,204
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(a)(b)	695	654,480
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(b)	330	312,510
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27 (Call 01/11/27)(b)	2,145	2,069,683
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(b)	245	230,731
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 04/17/25(b)	3,184	3,163,879
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(c)	9,081	8,216,229
1.85%, 03/25/26	8,593	7,975,429
2.75%, 05/28/25(a)	8,743	8,436,522
3.50%, 03/24/25(a)	7,117	6,971,889
3.80%, 02/23/28(a)	9,305	8,767,183
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(c)	9,635	9,225,227
4.25%, 04/11/27(a)	6,325	6,098,911
4.38%, 04/12/28	11,075	10,645,277
5.15%, 08/18/25	9,085	9,017,620
5.18%, 11/19/25	8,627	8,511,479
5.29%, 08/18/27	10,928	10,855,935
5.59%, 08/08/28(a)	11,600	11,702,814
6.53%, 11/07/27 (Call 11/07/26), (1-year CMT + 1.650%)(c)	5,800	5,933,911
6.61%, 11/07/28(a)	7,750	8,142,822
Bangkok Bank PCL/Hong Kong
4.30%, 06/15/27 (Call 05/15/27)(b)	605	586,647
4.45%, 09/19/28(b)	60	58,047
5.30%, 09/21/28 (Call 08/21/28)(b)	4,655	4,666,376

138	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of America Corp.
1.20%, 10/24/26 (Call 10/24/25), (1-day SOFR + 1.010%)(a)(c)	$17,694	$16,484,985
1.32%, 06/19/26 (Call 06/19/25),
(1-day SOFR + 1.150%)(c)	21,843	20,674,642
1.73%, 07/22/27 (Call 07/22/26),
(1-day SOFR + 0.960%)(a)(c)	43,976	40,325,171
2.09%, 06/14/29 (Call 06/14/28),
(1-day SOFR + 1.060%)(c)	11,450	10,062,033
2.55%, 02/04/28 (Call 02/04/27),
(1-day SOFR + 1.050%)(c)	14,243	13,181,061
3.25%, 10/21/27 (Call 10/21/26)(a)	11,851	11,201,003
3.38%, 04/02/26 (Call 04/02/25),
(1-day SOFR + 1.330%)(c)	14,553	14,204,995
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.302%)(c)	41,347	38,627,757
3.50%, 04/19/26	20,141	19,525,755
3.56%, 04/23/27 (Call 04/23/26),
(3-mo. SOFR + 1.322%)(c)	20,717	19,926,038
3.59%, 07/21/28 (Call 07/21/27),
(3-mo. SOFR + 1.632%)(a)(c)	16,940	16,060,134
3.71%, 04/24/28 (Call 04/24/27),
(3-mo. SOFR + 1.774%)(a)(c)	17,350	16,541,569
3.82%, 01/20/28 (Call 01/20/27),
(3-mo. SOFR + 1.837%)(c)	20,565	19,753,677
3.88%, 08/01/25	15,013	14,778,979
3.97%, 03/05/29 (Call 03/05/28),
(3-mo. SOFR + 1.332%)(c)	13,913	13,232,833
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(c)	6,030	5,668,119
4.25%, 10/22/26	14,618	14,302,791
4.27%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.572%)(c)	11,698	11,239,424
4.38%, 04/27/28 (Call 04/27/27),
(1-day SOFR + 1.580%)(c)	18,797	18,273,849
4.45%, 03/03/26	8,547	8,411,383
4.83%, 07/22/26 (Call 07/22/25),
(1-day SOFR + 1.750%)(c)	16,866	16,724,220
4.95%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 2.040%)(c)	23,776	23,539,884
5.08%, 01/20/27 (Call 01/20/26),
(1-day SOFR + 1.290%)(c)	21,040	20,906,838
5.20%, 04/25/29 (Call 04/25/28),
(1-day SOFR + 1.630%)(c)	32,460	32,284,176
5.82%, 09/15/29 (Call 09/15/28),
(1-day SOFR + 1.570%)(c)	13,490	13,747,361
5.93%, 09/15/27 (Call 09/15/26),
(1-day SOFR + 1.340%)(a)(c)	6,125	6,206,938
6.20%, 11/10/28 (Call 11/10/27),
(1-day SOFR + 1.990%)(c)	11,945	12,323,748
6.22%, 09/15/26(a)	2,609	2,667,720
Series L, 3.95%, 04/21/25	17,920	17,624,620
Series L, 4.18%, 11/25/27 (Call 11/25/26)	17,169	16,600,322
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(1-day SOFR + 0.910%)(c)	20,136	18,684,074
Bank of America NA
5.53%, 08/18/26 (Call 07/18/26)	16,060	16,218,823
5.65%, 08/18/25 (Call 07/18/25)	16,055	16,170,943

Security	Par (000)	Value

Banks (continued)
Bank of Ireland Group PLC
2.03%, 09/30/27 (Call 09/30/26),
(1-year CMT + 1.100%)(b)(c)	$3,099	$2,818,881
6.25%, 09/16/26 (Call 09/16/25),
(1-year CMT + 2.650%)(a)(b)(c)	9,300	9,349,140
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26),
(1-day SOFR + 0.603%)(c)	5,870	5,415,773
1.25%, 09/15/26	7,689	6,994,325
1.85%, 05/01/25	7,861	7,554,355
2.65%, 03/08/27	8,027	7,495,161
3.70%, 06/07/25	7,225	7,079,083
3.80%, 12/15/32 (Call 12/15/27),
(5-year USD Swap + 1.432%)(c)	7,985	7,351,708
5.20%, 02/01/28 (Call 01/01/28)(a)	7,704	7,734,028
5.27%, 12/11/26	3,195	3,203,080
5.30%, 06/05/26(a)	8,460	8,481,609
5.72%, 09/25/28 (Call 08/25/28)	11,040	11,317,441
5.92%, 09/25/25	4,640	4,687,993
Series H, 4.70%, 09/14/27 (Call 08/14/27)(a)	6,428	6,364,630
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)(a)	4,108	3,790,378
1.05%, 10/15/26 (Call 09/15/26)(a)	2,446	2,211,675
1.60%, 04/24/25 (Call 03/24/25)	7,257	6,972,145
1.65%, 07/14/28 (Call 05/14/28)(a)	493	431,413
2.05%, 01/26/27 (Call 12/26/26)(a)	5,282	4,880,732
2.45%, 08/17/26 (Call 05/17/26)	4,302	4,050,796
2.80%, 05/04/26 (Call 02/04/26)	4,197	4,011,290
3.00%, 10/30/28 (Call 07/30/28)(a)	2,560	2,347,965
3.25%, 05/16/27 (Call 02/16/27)	5,385	5,120,428
3.40%, 01/29/28 (Call 10/29/27)(a)	3,440	3,260,208
3.44%, 02/07/28 (Call 02/07/27),
(3-mo. SOFR + 1.331%)(a)(c)	6,366	6,085,766
3.85%, 04/28/28	5,865	5,663,904
3.95%, 11/18/25 (Call 10/18/25)	1,902	1,862,246
3.99%, 06/13/28 (Call 06/13/27),
(1-day SOFR + 1.151%)(c)	3,998	3,874,990
4.41%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 1.345%)(c)	7,410	7,308,151
4.54%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.168%)(a)(c)	7,073	6,950,266
4.95%, 04/26/27 (Call 04/26/26),
(1-day SOFR + 1.026%)(c)	9,620	9,567,719
5.15%, 05/22/26 (Call 05/22/25),
(1-day SOFR + 1.067%)(a)(c)	2,680	2,673,696
5.80%, 10/25/28 (Call 10/25/27),
(1-day SOFR + 1.802%)(c)	7,398	7,579,058
6.32%, 10/25/29 (Call 10/25/28),
(1-day SOFR + 1.598%)(c)	5,995	6,285,640
Series J, 1.90%, 01/25/29 (Call 11/25/28)(a)	1,765	1,545,094
Bank of New Zealand
1.00%, 03/03/26(a)(b)	1,584	1,456,719
2.29%, 01/27/27(a)(b)	2,286	2,104,483
4.85%, 02/07/28(b)	4,563	4,514,726
5.08%, 01/30/29(b)	5,635	5,607,476
Bank of Nova Scotia (The)
1.05%, 03/02/26(a)	5,831	5,377,001
1.30%, 06/11/25	6,784	6,447,243
1.30%, 09/15/26 (Call 06/15/26)	5,610	5,110,259
1.35%, 06/24/26(a)	4,694	4,308,453
1.95%, 02/02/27	4,555	4,182,149

S C H E D U L E O F I N V E S T M E N T S	139

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.70%, 08/03/26(a)	$7,880	$7,449,995
2.95%, 03/11/27(a)	4,161	3,916,056
3.45%, 04/11/25	11,492	11,248,870
4.50%, 12/16/25	8,884	8,732,379
4.75%, 02/02/26(a)	8,278	8,212,510
4.90%, (Call 06/04/25),
(5-year CMT + 4.551%)(a)(c)(d)	7,858	7,530,448
5.25%, 06/12/28	6,035	6,063,747
5.35%, 12/07/26	6,815	6,839,774
5.45%, 06/12/25	7,885	7,888,498
8.63%, 10/27/82 (Call 10/27/27),
(5-year CMT + 4.389%)(a)(c)	4,700	4,835,421
Series 2, 3.63%, 10/27/81 (Call 10/27/26),
(5-year CMT + 2.613%)(c)	3,836	3,011,683
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (3-mo. SOFR + 2.090%)(a)(c)	1,305	1,085,839
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)(a)	820	797,139
Banque Federative du Credit Mutuel SA
1.60%, 10/04/26(a)(b)	3,250	2,964,254
4.52%, 07/13/25(a)(b)	1,428	1,411,379
4.75%, 07/13/27(a)(b)	4,630	4,569,862
4.94%, 01/26/26(a)(b)	6,470	6,423,206
5.09%, 01/23/27(a)(b)	5,860	5,849,056
5.79%, 07/13/28(b)	6,735	6,887,217
5.90%, 07/13/26(a)(b)	7,490	7,587,568
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26),
(1-year CMT + 1.050%)(c)	11,662	10,658,524
2.85%, 05/07/26 (Call 05/07/25),
(1-day SOFR + 2.714%)(c)	12,506	12,090,402
3.65%, 03/16/25	12,085	11,835,643
4.34%, 01/10/28 (Call 01/10/27)	11,650	11,214,485
4.38%, 01/12/26(a)	16,476	16,140,596
4.84%, 05/09/28 (Call 05/07/27)	7,040	6,784,083
4.97%, 05/16/29 (Call 05/16/28),
(3-mo. LIBOR US + 1.902%)(c)	14,605	14,200,289
5.20%, 05/12/26	13,735	13,580,915
5.30%, 08/09/26 (Call 08/09/25),
(1-year CMT + 2.300%)(c)	9,157	9,098,525
5.50%, 08/09/28 (Call 08/09/27),
(1-year CMT + 2.650%)(c)	12,353	12,299,117
5.83%, 05/09/27 (Call 05/09/26),
(1-day SOFR + 2.210%)(a)(c)	13,010	13,042,924
6.49%, 09/13/29 (Call 09/13/28),
(1-day SOFR + 2.220%)(a)(c)	11,300	11,647,891
6.50%, 09/13/27 (Call 09/13/26),
(1-day SOFR + 1.880%)(c)	5,430	5,525,455
7.33%, 11/02/26 (Call 11/02/25),
(1-year CMT + 3.050%)(a)(c)	9,465	9,700,347
7.39%, 11/02/28 (Call 11/02/27),
(1-year CMT + 3.300%)(a)(c)	12,131	12,824,534
BBVA Bancomer SA/Texas, 1.88%, 09/18/25(b)	2,125	2,008,943
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26),
(1-day SOFR + 1.004%)(b)(c)	12,978	12,002,916
1.68%, 06/30/27 (Call 06/30/26),
(1-day SOFR + 0.912%)(a)(b)(c)	14,293	13,078,390
1.90%, 09/30/28 (Call 09/30/27),
(1-day SOFR + 1.609%)(b)(c)	9,980	8,831,568

Security	Par (000)	Value

Banks (continued)
2.16%, 09/15/29 (Call 09/15/28),
(1-day SOFR + 1.218%)(a)(b)(c)	$5,560	$4,810,898
2.22%, 06/09/26 (Call 06/09/25),
(1-day SOFR + 2.074%)(b)(c)	10,484	10,036,271
2.59%, 01/20/28 (Call 01/20/27),
(1-day SOFR + 1.228%)(b)(c)	11,705	10,797,650
3.50%, 11/16/27(a)(b)	7,125	6,706,355
4.38%, 09/28/25(b)	580	568,089
4.38%, 05/12/26(b)	6,575	6,381,802
4.38%, 03/01/33 (Call 03/01/28),
(5-year USD Swap + 1.483%)(a)(b)(c)	8,040	7,552,372
4.40%, 08/14/28(a)(b)	19,670	18,971,350
4.63%, 03/13/27(a)(b)	12,058	11,702,029
5.13%, 01/13/29 (Call 01/13/28),
(1-year CMT + 1.450%)(a)(b)(c)	6,275	6,230,538
5.18%, 01/09/30 (Call 01/09/29),
(1-day SOFR + 1.520%)(a)(b)(c)	11,639	11,530,068
5.20%, 01/10/30 (Call 01/10/29),
(3-mo. SOFR + 2.829%)(a)(b)(c)	1,270	1,256,938
BPCE SA
1.00%, 01/20/26(a)(b)	11,843	10,931,848
1.65%, 10/06/26 (Call 10/06/25),
(1-day SOFR + 1.520%)(b)(c)	8,757	8,186,457
2.05%, 10/19/27 (Call 10/19/26),
(1-day SOFR + 1.087%)(b)(c)	5,670	5,145,733
3.25%, 01/11/28(a)(b)	7,000	6,499,339
3.38%, 12/02/26(a)	3,275	3,132,025
3.50%, 10/23/27(a)(b)	8,580	7,994,415
4.50%, 03/15/25(b)	6,996	6,868,940
4.63%, 09/12/28(a)(b)	2,145	2,072,958
4.75%, 07/19/27(a)(b)	4,100	4,018,955
4.88%, 04/01/26(a)(b)	4,143	4,051,474
5.10%, 01/26/26(a)(b)	5,060	5,038,511
5.13%, 01/18/28(a)(b)	5,153	5,111,959
5.20%, 01/18/27(a)(b)	2,045	2,044,000
5.72%, 01/18/30 (Call 01/18/29),
(1-year CMT + 1.959%)(a)(b)(c)	5,100	5,078,353
5.98%, 01/18/27 (Call 01/18/26),
(1-day SOFR + 2.10%)(b)(c)	9,840	9,848,159
6.61%, 10/19/27 (Call 10/19/26),
(1-day SOFR + 1.980%)(b)(c)	6,325	6,451,701
6.71%, 10/19/29 (Call 10/19/28),
(1-day SOFR + 2.270%)(a)	6,010	6,239,248
CaixaBank SA
6.21%, 01/18/29 (Call 01/18/28),
(1-day SOFR + 2.700%)(a)(b)(c)	7,170	7,269,951
6.68%, 09/13/27 (Call 09/13/26),
(1-day SOFR + 2.080%)(a)(b)(c)	3,080	3,139,597
Canadian Imperial Bank of Commerce
0.95%, 10/23/25(a)	8,753	8,183,432
1.25%, 06/22/26 (Call 05/22/26)	2,521	2,310,607
3.30%, 04/07/25	6,270	6,125,235
3.45%, 04/07/27 (Call 03/07/27)(a)	5,190	4,948,873
3.95%, 08/04/25	6,030	5,911,743
5.00%, 04/28/28 (Call 03/28/28)(a)	8,215	8,185,515
5.14%, 04/28/25	6,380	6,357,734
5.62%, 07/17/26(a)	1,265	1,277,460
5.93%, 10/02/26(a)	3,945	4,018,276
5.99%, 10/03/28 (Call 09/03/28)(a)	5,875	6,079,472
CIMB Bank Bhd, 2.13%, 07/20/27(b)	4,300	3,894,382

140	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Citibank NA
5.49%, 12/04/26 (Call 11/04/26)	$19,075	$19,234,046
5.80%, 09/29/28 (Call 08/29/28)(a)	11,285	11,626,588
5.86%, 09/29/25 (Call 08/29/25)	825	834,693
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26), (1-day SOFR + 0.765%)(c)	19,035	17,542,494
1.46%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(c)	20,231	18,529,718
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(c)	19,830	18,574,524
3.11%, 04/08/26 (Call 04/08/25), (1-day SOFR + 2.842%)(c)	25,833	25,143,554
3.20%, 10/21/26 (Call 07/21/26)(a)	22,727	21,581,129
3.29%, 03/17/26 (Call 03/17/25), (1-day SOFR + 1.528%)(a)(c)	14,070	13,735,089
3.30%, 04/27/25	12,428	12,151,132
3.40%, 05/01/26	16,760	16,124,865
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(c)	18,169	17,074,130
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(c)	19,910	18,878,525
3.70%, 01/12/26(a)	16,423	15,987,541
3.88%, 03/26/25	8,274	8,121,885
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(c)	20,927	20,113,414
4.08%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.454%)(c)	7,795	7,439,558
4.13%, 07/25/28	8,909	8,474,650
4.30%, 11/20/26	9,446	9,200,823
4.40%, 06/10/25	18,551	18,275,203
4.45%, 09/29/27	28,151	27,268,579
4.60%, 03/09/26	13,612	13,388,977
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(a)(c)	13,625	13,384,528
5.17%, 02/13/30 (Call 02/13/29), (1-day SOFR + 1.364%)(c)	8,310	8,225,124
5.50%, 09/13/25	11,811	11,788,523
5.61%, 09/29/26 (Call 09/29/25), (1-day SOFR + 1.546%)(c)	18,621	18,644,626
6.63%, 01/15/28(a)	655	692,176
Citizens Bank NA
2.25%, 04/28/25 (Call 03/28/25)(a)	989	948,938
4.58%, 08/09/28 (Call 08/09/27), (1-day SOFR + 2.000%)(a)(c)	4,213	4,014,297
Citizens Bank NA/Providence RI, 3.75%, 02/18/26 (Call 11/18/25)(a)	3,171	3,037,700
Citizens Financial Group Inc.
2.85%, 07/27/26 (Call 04/27/26)(a)	3,170	2,954,929
4.30%, 12/03/25 (Call 11/03/25)	1,789	1,741,888
5.84%, 01/23/30 (Call 01/23/29), (1-day SOFR + 2.010%)(c)	3,595	3,551,957
Comerica Bank, 4.00%, 07/27/25(a)	758	735,265
Comerica Inc., 3.80%, 07/22/26(a)	970	927,181
Commonwealth Bank of Australia
1.13%, 06/15/26(b)	7,140	6,537,473
2.55%, 03/14/27(a)(b)	5,902	5,501,271
2.63%, 09/06/26(a)(b)	5,892	5,564,555
2.85%, 05/18/26(b)	3,345	3,191,665
3.15%, 09/19/27(a)(b)	4,025	3,777,643
3.90%, 03/16/28(a)(b)	770	741,463

Security	Par (000)	Value

Banks (continued)
4.50%, 12/09/25(a)(b)	$3,402	$3,337,804
Commonwealth Bank of Australia/New York
5.32%, 03/13/26	6,322	6,351,783
5.50%, 09/12/25(a)	3,985	4,007,768
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25), (1-year CMT + 0.730%)(a)(b)(c)	12,889	12,010,301
1.11%, 02/24/27 (Call 02/24/26), (1-year CMT + 0.550%)(a)(b)(c)	11,827	10,843,109
1.34%, 06/24/26 (Call 06/24/25), (1-year CMT + 1.000%)(a)(b)(c)	6,129	5,791,526
1.98%, 12/15/27 (Call 12/15/26), (1-year CMT + 0.730%)(a)(b)(c)	7,875	7,144,054
3.65%, 04/06/28 (Call 04/06/27), (1-year CMT + 1.220%)(b)(c)	6,739	6,384,810
3.75%, 07/21/26	6,331	6,068,308
4.38%, 08/04/25	9,288	9,109,506
4.66%, 08/22/28 (Call 08/22/27), (1-year CMT + 1.750%)(b)(c)	5,984	5,830,314
4.80%, 01/09/29(a)	3,150	3,120,313
4.85%, 01/09/26(a)	3,070	3,057,020
5.04%, 03/05/27	3,000	3,000,770
5.45%, 03/05/30 (Call 03/05/29), (1-year CMT + 1.120%)(b)(c)	6,250	6,250,058
5.56%, 02/28/29 (Call 02/28/28), (1-year CMT + 1.400%)(b)(c)	6,775	6,798,610
Cooperatieve Rabobank UA/NY
3.38%, 05/21/25	6,027	5,900,849
5.50%, 07/18/25(a)	5,020	5,043,605
5.50%, 10/05/26(a)	4,425	4,477,165
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(a)(b)	911	872,422
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26), (1-day SOFR + 0.891%)(b)(c)	8,483	7,830,465
2.02%, 01/11/27(a)(b)	5,412	4,975,341
4.00%, 01/10/33 (Call 01/10/28), (5-year USD Swap + 1.644%)(b)(c)	7,803	7,210,916
4.38%, 03/17/25(b)	6,731	6,615,577
5.30%, 07/12/28(a)(b)	8,895	8,961,195
5.34%, 01/10/30 (Call 01/10/29), (1-day SOFR + 1.690%)(a)(b)(c)	4,725	4,687,193
5.57%, 02/28/25(b)	250	250,017
5.59%, 07/05/26(a)(b)	6,760	6,816,152
6.32%, 10/03/29 (Call 10/03/28), (1-day SOFR + 1.860%)(a)(b)(c)	9,785	10,084,652
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25), (1-day SOFR + 1.676%)(b)(c)	7,847	7,476,511
4.13%, 01/10/27(a)(b)	5,528	5,355,065
Credit Suisse AG/New York
1.25%, 08/07/26(a)	8,092	7,336,687
2.95%, 04/09/25	7,481	7,264,147
5.00%, 07/09/27	7,620	7,549,661
7.50%, 02/15/28	19,560	21,053,216
Danske Bank A/S
1.55%, 09/10/27 (Call 09/10/26), (1-year CMT + 0.730%)(a)(b)(c)	3,471	3,152,139
1.62%, 09/11/26 (Call 09/11/25), (1-year CMT + 1.350%)(b)(c)	4,237	3,972,048

S C H E D U L E O F I N V E S T M E N T S	141

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.30%, 04/01/28 (Call 04/01/27), (1-year CMT + 1.750%)(a)(b)(c)	$7,156	$6,891,847
4.38%, 06/12/28(b)	4,218	4,076,151
5.43%, 03/01/28 (Call 03/01/27), (1-year CMT + 0.950%)(b)(c)	4,600	4,606,759
5.71%, 03/01/30 (Call 03/01/29), (1-year CMT + 1.400%)(b)(c)	4,600	4,609,768
6.26%, 09/22/26 (Call 09/22/25), (1-year CMT + 1.180%)(b)(c)	7,545	7,622,786
DBS Group Holdings Ltd.
1.19%, 03/15/27(b)	3,060	2,735,757
5.48%, 09/12/25(b)	50	50,256
Deutsche Bank AG
4.10%, 01/13/26	973	947,124
4.50%, 04/01/25(a)	7,195	7,057,070
5.71%, 02/08/28 (Call 02/08/27),
(1-day SOFR + 1.594%)(c)	6,850	6,802,586
Deutsche Bank AG/New York
1.69%, 03/19/26(a)	9,932	9,254,565
2.13%, 11/24/26 (Call 11/24/25),
(1-day SOFR + 1.870%)(c)	12,289	11,517,099
2.31%, 11/16/27 (Call 11/16/26),
(1-day SOFR + 1.219%)(c)	11,389	10,346,272
2.55%, 01/07/28 (Call 01/07/27),
(1-day SOFR + 1.318%)(a)(c)	8,753	7,981,184
4.10%, 01/13/26	475	463,332
4.16%, 05/13/25	1,730	1,703,083
4.88%, 12/01/32 (Call 12/01/27), (5-year USD ICE Swap + 2.553%)(a)(c)	6,485	6,002,704
5.37%, 09/09/27	1,630	1,632,987
6.12%, 07/14/26 (Call 07/14/25),
(1-day SOFR + 3.190%)(c)	7,145	7,160,434
6.72%, 01/18/29 (Call 01/18/28),
(1-day SOFR + 3.180%)(a)(c)	11,065	11,368,026
6.82%, 11/20/29 (Call 11/20/28),
(1-day SOFR + 2.510%)(c)	8,275	8,557,501
7.15%, 07/13/27 (Call 07/13/26),
(1-day SOFR + 2.520%)(c)	6,850	7,035,923
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)(a)	5,404	5,125,056
4.25%, 03/13/26	1,522	1,478,223
4.65%, 09/13/28 (Call 06/13/28)	6,100	5,824,824
DNB Bank ASA
1.13%, 09/16/26 (Call 09/16/25),
(1-year CMT + 0.850%)(a)(b)(c)	2,853	2,661,266
1.54%, 05/25/27 (Call 05/25/26),
(1-year CMT + 0.720%)(a)(b)(c)	5,378	4,933,757
1.61%, 03/30/28 (Call 03/30/27),
(1-year CMT + 0.680%)(a)(b)(c)	4,170	3,712,163
5.90%, 10/09/26 (Call 10/09/25),
(1-day SOFR + 1.950%)(a)(b)(c)	3,755	3,774,661
Federation des Caisses Desjardins du Quebec
4.40%, 08/23/25(a)(b)	810	798,600
4.55%, 08/23/27(a)(b)	1,938	1,901,919
5.25%, 04/26/29(a)(b)	5,500	5,450,298
5.70%, 03/14/28(a)(b)	5,387	5,446,290
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26),
(1-day SOFR + 0.685%)(c)	10,900	9,787,735
2.55%, 05/05/27 (Call 04/05/27)	4,085	3,751,202
3.95%, 03/14/28 (Call 02/14/28)	1,905	1,812,072

Security	Par (000)	Value

Banks (continued)
4.06%, 04/25/28 (Call 04/25/27),
(1-day SOFR + 1.355%)(c)	$2,330	$2,208,991
6.34%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 2.340%)(c)	9,240	9,481,726
6.36%, 10/27/28 (Call 10/27/27),
(1-day SOFR + 2.192%)(a)(c)	6,153	6,272,707
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)(a)	2,355	2,160,719
3.85%, 03/15/26 (Call 02/15/26)	1,710	1,647,334
3.95%, 07/28/25 (Call 06/28/25)(a)	1,932	1,890,911
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (3-mo. SOFR + 2.465%)(a)(c)	1,730	1,654,277
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)(a)	714	698,017
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(a)	2,208	2,242,313
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)	870	854,198
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.789%)(c)	15,367	14,235,103
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(c)	21,734	20,087,581
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(a)(c)	19,839	18,059,191
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(c)	29,123	26,660,616
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(c)	21,892	20,274,935
3.50%, 04/01/25 (Call 03/01/25)	23,522	23,035,746
3.50%, 11/16/26 (Call 11/16/25)	20,557	19,717,762
3.62%, 03/15/28 (Call 03/15/27),
(1-day SOFR + 1.846%)(a)(c)	23,519	22,423,766
3.69%, 06/05/28 (Call 06/05/27),
(3-mo. SOFR + 1.772%)(a)(c)	18,594	17,732,181
3.75%, 05/22/25 (Call 02/22/25)	15,312	15,007,338
3.75%, 02/25/26 (Call 11/25/25)(a)	16,247	15,834,232
3.81%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.420%)(c)	16,505	15,582,927
3.85%, 01/26/27 (Call 01/26/26)	19,333	18,670,424
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.563%)(a)(c)	27,697	26,556,992
4.25%, 10/21/25(a)	14,787	14,525,064
4.39%, 06/15/27 (Call 06/15/26),
(1-day SOFR + 1.510%)(a)(c)	6,663	6,539,880
4.48%, 08/23/28 (Call 08/23/27),
(1-day SOFR + 1.725%)(a)(c)	15,620	15,229,867
5.80%, 08/10/26 (Call 08/10/25),
(1-day SOFR + 1.075%)(c)	16,710	16,802,144
5.95%, 01/15/27	8,293	8,466,763
6.48%, 10/24/29 (Call 10/24/28),
(1-day SOFR + 1.770%)(a)(c)	18,205	19,074,332
Hana Bank
1.25%, 12/16/26(b)	380	340,151
3.25%, 03/30/27(a)(b)	3,065	2,900,839
3.50%, (Call 10/19/26),
(5-year CMT + 2.409%)(a)(b)(c)(d)	1,520	1,425,696
5.75%, 10/24/28(b)	445	457,717
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26),
(1-day SOFR + 1.290%)(c)	14,782	13,533,485

142	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.65%, 04/18/26 (Call 04/18/25),
(1-day SOFR + 1.538%)(c)	$15,338	$14,638,772
2.01%, 09/22/28 (Call 09/22/27),
(1-day SOFR + 1.732%)(a)(c)	15,425	13,665,926
2.10%, 06/04/26 (Call 06/04/25),
(1-day SOFR + 1.929%)(c)	15,333	14,669,132
2.21%, 08/17/29 (Call 08/17/28),
(1-day SOFR + 1.285%)(c)	4,188	3,635,989
2.25%, 11/22/27 (Call 11/22/26),
(1-day SOFR + 1.100%)(a)(c)	19,835	18,169,748
3.00%, 03/10/26 (Call 03/10/25),
(1-day SOFR + 1.430%)(a)(c)	13,841	13,453,070
3.90%, 05/25/26	17,143	16,611,003
4.04%, 03/13/28 (Call 03/13/27),
(3-mo. SOFR + 1.808%)(c)	19,090	18,300,860
4.25%, 08/18/25	8,135	7,960,404
4.29%, 09/12/26 (Call 09/12/25),
(3-mo. SOFR + 1.609%)(c)	17,469	17,122,238
4.30%, 03/08/26(a)	20,922	20,506,389
4.38%, 11/23/26	10,469	10,187,454
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. SOFR + 1.796%)(c)	22,655	21,795,414
4.76%, 06/09/28 (Call 06/09/27),
(1-day SOFR + 2.110%)(c)	16,846	16,448,809
5.21%, 08/11/28 (Call 08/11/27),
(1-day SOFR + 2.610%)(c)	17,199	17,032,209
5.55%, 03/04/30 (Call 03/04/29),
(1-day SOFR + 1.460%)(c)	9,200	9,191,593
5.89%, 08/14/27 (Call 08/14/26),
(1-day SOFR + 1.570%)(c)	15,345	15,446,793
6.16%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 1.970%)(a)(c)	17,415	17,793,160
7.34%, 11/03/26 (Call 11/03/25),
(1-day SOFR + 3.030%)(a)(c)	12,797	13,176,101
7.39%, 11/03/28 (Call 11/03/27),
(1-day SOFR + 3.350%)(c)	16,544	17,526,252
HSBC USA Inc.
5.29%, 03/04/27	3,645	3,648,464
5.63%, 03/17/25	10,780	10,793,094
Huntington Bancshares Inc./OH
4.00%, 05/15/25 (Call 04/15/25)	424	416,381
4.44%, 08/04/28 (Call 08/04/27), (1-day SOFR + 1.970%)(a)(c)	3,910	3,755,187
6.21%, 08/21/29 (Call 08/21/28), (1-day SOFR + 2.020%)(a)(c)	9,085	9,238,178
Huntington National Bank (The), 4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(c)	4,690	4,525,065
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(b)	3,132	3,040,974
Industrial & Commercial Bank of China Ltd.,
4.88%, 09/21/25(b)	16,450	16,266,583
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27(a)	5,744	5,458,582
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25),
(1-year CMT + 1.100%)(a)(b)(c)	13,552	12,833,084
1.73%, 04/01/27 (Call 04/01/26),
(1-day SOFR + 1.005%)(c)	4,087	3,783,372
3.87%, 03/28/26 (Call 03/28/25),
(1-day SOFR + 1.640%)(a)(c)	822	806,756
3.95%, 03/29/27	8,787	8,461,990

Security	Par (000)	Value

Banks (continued)
4.02%, 03/28/28 (Call 03/28/27),
(1-day SOFR + 1.830%)(c)	$7,550	$7,249,531
4.55%, 10/02/28(a)	7,365	7,187,135
4.63%, 01/06/26(b)	21,846	21,573,464
6.08%, 09/11/27 (Call 09/11/26),
(1-day SOFR + 1.560%)(c)	5,880	5,957,729
Intesa Sanpaolo SpA
3.88%, 07/14/27(a)(b)	1,583	1,475,977
3.88%, 01/12/28(b)	2,340	2,152,946
7.00%, 11/21/25(b)	900	916,110
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26),
(3-mo. SOFR + 0.695%)(a)(c)	14,903	13,733,837
1.05%, 11/19/26 (Call 11/19/25),
(1-day SOFR + 0.800%)(a)(c)	20,313	18,886,704
1.05%, 06/23/27 (Call 12/23/25)	10	8,721
1.47%, 09/22/27 (Call 09/22/26),
(1-day SOFR + 0.765%)(a)(c)	19,613	17,821,022
1.58%, 04/22/27 (Call 04/22/26),
(1-day SOFR + 0.885%)(c)	24,692	22,833,702
2.01%, 03/13/26 (Call 03/13/25),
(3-mo. SOFR + 1.585%)(c)	16,085	15,508,154
2.07%, 06/01/29 (Call 06/01/28),
(1-day SOFR + 1.015%)(c)	10,235	9,016,962
2.08%, 04/22/26 (Call 04/22/25),
(1-day SOFR + 1.850%)(c)	26,153	25,162,231
2.18%, 06/01/28 (Call 06/01/27),
(1-day SOFR + 1.890%)(c)	13,686	12,468,654
2.95%, 10/01/26 (Call 07/01/26)	21,705	20,633,388
2.95%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.170%)(c)	14,284	13,380,648
3.20%, 06/15/26 (Call 03/15/26)(a)	14,263	13,726,477
3.30%, 04/01/26 (Call 01/01/26)	19,491	18,797,497
3.51%, 01/23/29 (Call 01/23/28),
(3-mo. SOFR + 1.207%)(a)(c)	18,535	17,457,836
3.54%, 05/01/28 (Call 05/01/27),
(3-mo. SOFR + 1.642%)(c)	20,790	19,761,772
3.63%, 12/01/27 (Call 12/01/26)	11,485	10,937,966
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. SOFR + 1.599%)(c)	20,237	19,432,042
3.90%, 07/15/25 (Call 04/15/25)(a)	18,960	18,638,634
3.96%, 01/29/27 (Call 01/29/26),
(3-mo. SOFR + 1.507%)(c)	15,462	15,095,438
4.01%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.382%)(c)	14,125	13,494,958
4.08%, 04/26/26 (Call 04/26/25),
(1-day SOFR + 1.320%)(c)	22,828	22,458,792
4.13%, 12/15/26(a)	15,584	15,213,959
4.20%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.522%)(c)	11,025	10,585,750
4.25%, 10/01/27	13,285	13,016,765
4.32%, 04/26/28 (Call 04/26/27),
(1-day SOFR + 1.560%)(c)	23,225	22,664,085
4.45%, 12/05/29 (Call 12/05/28),
(3-mo. SOFR + 1.592%)(c)	14,334	13,865,232
4.85%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.990%)(a)(c)	27,050	26,750,237
5.01%, 01/23/30 (Call 01/23/29),
(1-day SOFR + 1.310%)(c)	14,485	14,330,714
5.04%, 01/23/28 (Call 01/23/27),
(1-day SOFR + 1.190%)(a)(c)	7,435	7,395,474

S C H E D U L E O F I N V E S T M E N T S	143

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.30%, 07/24/29 (Call 07/24/28),
(1-day SOFR + 1.450%)(c)	$21,985	$22,041,065
6.07%, 10/22/27 (Call 10/22/26),
(1-day SOFR + 1.330%)(a)(c)	14,330	14,605,426
6.09%, 10/23/29 (Call 10/23/28),
(1-day SOFR + 1.570%)(c)	12,367	12,783,126
7.63%, 10/15/26	5,882	6,249,242
7.75%, 07/15/25	1,557	1,610,895
8.00%, 04/29/27(a)	6,214	6,751,833
JPMorgan Chase Bank NA, 5.11%, 12/08/26 (Call 11/08/26)	15,310	15,329,957
KBC Group NV, 5.80%, 01/19/29
(Call 01/19/28), (1-year CMT + 2.100%)(b)(c)	5,790	5,825,153
KeyBank NA, 4.70%, 01/26/26 (Call 12/26/25)(a)	2,640	2,565,851
KeyBank NA/Cleveland OH
3.30%, 06/01/25	3,643	3,506,559
3.40%, 05/20/26	3,148	2,968,871
4.15%, 08/08/25(a)	4,999	4,841,159
5.85%, 11/15/27 (Call 10/16/27)(a)	6,753	6,669,449
6.95%, 02/01/28(a)	500	510,231
KeyCorp
2.25%, 04/06/27(a)	4,499	4,018,631
4.10%, 04/30/28(a)	5,545	5,193,002
4.15%, 10/29/25	2,369	2,295,441
Kookmin Bank
1.75%, 05/04/25(b)	790	756,721
4.63%, 04/21/28(a)(b)	3,443	3,385,571
Lloyds Bank PLC, 3.50%, 05/14/25	1,362	1,330,201
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26),
(1-year CMT + 0.850%)(a)(c)	6,064	5,561,791
3.51%, 03/18/26 (Call 03/18/25),
(1-year CMT + 1.600%)(c)	5,620	5,486,108
3.57%, 11/07/28 (Call 11/07/27),
(3-mo. LIBOR US + 1.205%)(a)(c)	10,620	9,917,971
3.75%, 01/11/27(a)	7,667	7,357,209
3.75%, 03/18/28 (Call 03/18/27),
(1-year CMT + 1.800%)(c)	6,080	5,766,892
4.38%, 03/22/28	11,765	11,357,017
4.45%, 05/08/25	8,448	8,339,718
4.55%, 08/16/28	7,680	7,458,540
4.58%, 12/10/25(a)	7,905	7,746,450
4.65%, 03/24/26	8,705	8,539,646
4.72%, 08/11/26 (Call 08/11/25),
(1-year CMT + 1.750%)(a)(c)	7,047	6,952,309
5.46%, 01/05/28 (Call 01/05/27),
(1-year CMT + 1.375%)(c)	6,475	6,447,291
5.87%, 03/06/29 (Call 03/06/28),
(1-year CMT + 1.700%)(c)	9,415	9,504,467
5.99%, 08/07/27 (Call 08/07/26),
(1-year CMT + 1.480%)(a)(c)	8,340	8,398,452
M&T Bank Corp.
4.55%, 08/16/28 (Call 08/16/27),
(1-day SOFR + 1.780%)(a)(c)	3,675	3,504,944
7.41%, 10/30/29 (Call 10/30/28),
(1-day SOFR + 2.800%)(a)(c)	2,305	2,415,359
Macquarie Bank Ltd.
3.23%, 03/21/25(a)(b)	5,445	5,325,685
3.90%, 01/15/26(a)(b)	3,919	3,817,298
4.00%, 07/29/25(a)(b)	2,456	2,412,669

Security	Par (000)	Value

Banks (continued)
4.88%, 06/10/25(b)	$3,962	$3,911,310
5.21%, 06/15/26(a)(b)	3,360	3,354,463
5.39%, 12/07/26(a)(b)	5,570	5,580,534
Macquarie Group Ltd.
1.34%, 01/12/27 (Call 01/12/26),
(1-day SOFR + 1.069%)(a)(b)(c)	7,503	6,923,637
1.63%, 09/23/27 (Call 09/23/26),
(1-day SOFR + 0.910%)(a)(b)(c)	5,375	4,855,089
1.94%, 04/14/28 (Call 04/14/27),
(1-day SOFR + 0.995%)(a)(b)(c)	3,468	3,090,263
3.76%, 11/28/28 (Call 11/28/27),
(3-mo. LIBOR US + 1.372%)(b)(c)	5,885	5,497,564
4.10%, 06/21/28 (Call 06/21/27),
(1-day SOFR + 2.125%)(a)(b)(c)	3,225	3,074,384
4.65%, 03/27/29 (Call 03/27/28),
(3-mo. LIBOR US + 1.727%)(a)(b)(c)	875	845,588
5.03%, 01/15/30 (Call 01/15/29),
(3-mo. LIBOR US + 1.750%)(a)(b)(c)	4,291	4,235,369
5.11%, 08/09/26 (Call 08/09/25),
(1-day SOFR + 2.208%)(a)(b)(c)	3,987	3,961,423
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	1,855	1,694,350
4.65%, 01/27/26 (Call 12/27/25)	6,525	6,354,740
4.70%, 01/27/28 (Call 12/27/27)(a)	7,718	7,425,066
5.40%, 11/21/25 (Call 10/21/25)	2,220	2,198,829
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	10,818	10,246,037
1.54%, 07/20/27 (Call 07/20/26),
(1-year CMT + 0.750%)(c)	12,941	11,839,689
1.64%, 10/13/27 (Call 10/13/26),
(1-year CMT + 0.670%)(c)	7,930	7,229,764
2.34%, 01/19/28 (Call 01/19/27),
(1-year CMT + 0.830%)(c)	8,205	7,573,964
2.76%, 09/13/26(a)	6,101	5,754,391
3.29%, 07/25/27(a)	6,385	6,038,789
3.68%, 02/22/27(a)	2,732	2,632,308
3.78%, 03/02/25(a)	4,016	3,949,794
3.84%, 04/17/26 (Call 04/17/25),
(1-year CMT + 1.125%)(a)(c)	3,420	3,354,075
3.85%, 03/01/26	14,624	14,259,064
3.96%, 03/02/28(a)	2,220	2,137,962
4.05%, 09/11/28(a)	200	193,840
4.08%, 04/19/28 (Call 04/19/27),
(1-year CMT + 1.300%)(c)	5,925	5,726,825
5.02%, 07/20/28 (Call 07/20/27),
(1-year CMT + 1.950%)(a)(c)	8,590	8,533,995
5.24%, 04/19/29 (Call 04/19/28),
(1-year CMT + 1.700%)(a)(c)	9,360	9,388,442
5.35%, 09/13/28 (Call 09/13/27),
(1-year CMT + 1.900%)(c)	8,520	8,548,759
5.42%, 02/22/29 (Call 02/22/28),
(1-year CMT + 1.380%)(c)	10,613	10,688,293
5.54%, 04/17/26 (Call 04/17/25),
(1-year CMT + 1.500%)(a)(c)	3,545	3,542,656
Mizuho Bank Ltd., 3.20%, 03/26/25(b)	315	307,808
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26),
(1-year CMT + 0.670%)(c)	8,199	7,492,536
1.55%, 07/09/27 (Call 07/09/26),
(1-year CMT + 0.750%)(c)	6,265	5,747,225

144	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.23%, 05/25/26 (Call 05/25/25),
(3-mo. SOFR + 1.092%)(a)(c)	$3,199	$3,068,221
2.65%, 05/22/26 (Call 05/22/25),
(1-year CMT + 0.900%)(a)(c)	2,089	2,016,536
2.84%, 09/13/26(a)	5,544	5,219,902
3.17%, 09/11/27(a)	6,180	5,787,389
3.48%, 04/12/26(a)(b)	10,465	10,075,272
3.66%, 02/28/27(a)	2,410	2,305,000
4.02%, 03/05/28(a)	8,540	8,216,281
4.25%, 09/11/29 (Call 09/11/28),
(3-mo. SOFR + 1.532%)(c)	5,335	5,111,094
4.35%, 10/20/25(a)(b)	3,767	3,676,815
5.41%, 09/13/28 (Call 09/13/27),
(1-year CMT + 2.050%)(a)(c)	5,990	6,019,748
5.67%, 05/27/29 (Call 05/27/28),
(1-year CMT + 1.500%)(c)	5,735	5,809,847
5.78%, 07/06/29 (Call 07/06/28),
(1-year CMT + 1.650%)(c)	17,985	18,323,934
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25),
(1-day SOFR + 0.720%)(c)	17,548	16,190,475
1.51%, 07/20/27 (Call 07/20/26),
(1-day SOFR + 0.858%)(a)(c)	21,665	19,819,926
1.59%, 05/04/27 (Call 05/04/26),
(1-day SOFR + 0.879%)(a)(c)	26,067	24,031,429
2.19%, 04/28/26 (Call 04/28/25),
(1-day SOFR + 1.990%)(a)(c)	23,386	22,505,678
2.48%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.000%)(c)	16,511	15,274,251
3.13%, 07/27/26	22,500	21,462,030
3.59%, 07/22/28 (Call 07/22/27)(c)	20,812	19,700,742
3.63%, 01/20/27(a)	22,835	22,016,474
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.402%)(a)(c)	21,635	20,456,099
3.88%, 01/27/26	22,097	21,552,508
3.95%, 04/23/27(a)	16,449	15,833,497
4.00%, 07/23/25(a)	21,590	21,217,112
4.21%, 04/20/28 (Call 04/20/27),
(1-day SOFR + 1.610%)(c)	18,227	17,641,447
4.35%, 09/08/26	17,091	16,705,732
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.890%)(a)(c)	3,630	3,484,369
4.68%, 07/17/26 (Call 07/17/25),
(1-day SOFR + 1.669%)(a)(c)	6,207	6,140,418
5.00%, 11/24/25	15,502	15,412,451
5.05%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 1.295%)(c)	7,431	7,405,088
5.12%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.730%)(c)	18,745	18,622,177
5.16%, 04/20/29 (Call 04/20/28),
(1-day SOFR + 1.590%)(a)(c)	24,004	23,866,713
5.17%, 01/16/30 (Call 01/16/29),
(1-day SOFR + 1.450%)(c)	23,481	23,333,577
5.45%, 07/20/29 (Call 07/20/28),
(1-day SOFR + 1.630%)(c)	7,074	7,100,929
6.14%, 10/16/26 (Call 10/16/25),
(1-day SOFR + 1.770%)(c)	8,482	8,582,151
6.25%, 08/09/26	7,501	7,678,573
6.30%, 10/18/28 (Call 10/18/27),
(1-day SOFR + 2.240%)(c)	17,798	18,397,623

Security	Par (000)	Value

Banks (continued)
6.41%, 11/01/29 (Call 11/01/28),
(1-day SOFR + 1.830%)(c)	$8,615	$8,992,769
Morgan Stanley Bank NA
4.75%, 04/21/26 (Call 03/21/26)(a)	14,276	14,185,405
4.95%, 01/14/28 (Call 01/14/27),
(1-day SOFR + 1.080%)(c)	17,435	17,346,834
5.48%, 07/16/25 (Call 06/16/25)	1,920	1,927,977
5.88%, 10/30/26 (Call 09/30/26)	17,150	17,465,260
National Australia Bank Ltd.
1.89%, 01/12/27(a)(b)	7,755	7,119,217
3.50%, 01/10/27(a)(b)	4,510	4,331,560
4.75%, 12/10/25(a)	4,590	4,568,140
4.79%, 01/10/29	6,695	6,652,010
National Australia Bank Ltd./New York
2.50%, 07/12/26	8,024	7,568,517
3.38%, 01/14/26	3,854	3,738,230
3.50%, 06/09/25(a)	1,719	1,685,365
3.91%, 06/09/27	7,431	7,202,641
4.90%, 06/13/28(a)	6,325	6,308,355
4.94%, 01/12/28	6,593	6,589,769
4.97%, 01/12/26	6,616	6,604,263
5.20%, 05/13/25	3,300	3,303,475
National Bank of Canada, 5.60%, 12/18/28	4,865	4,914,279
National Securities Clearing Corp.
0.75%, 12/07/25 (Call 11/07/25)(a)(b)	5,139	4,768,655
1.50%, 04/23/25 (Call 03/23/25)(b)	5,948	5,711,320
5.00%, 05/30/28 (Call 04/30/28)(a)(b)	4,980	5,015,797
5.10%, 11/21/27 (Call 10/21/27)(b)	3,977	4,004,109
5.15%, 05/30/25(a)(b)	1,525	1,525,157
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26),
(1-year CMT + 0.900%)(a)(c)	9,292	8,491,243
3.07%, 05/22/28 (Call 05/22/27),
(1-year CMT + 2.550%)(c)	6,323	5,867,041
4.80%, 04/05/26(a)	8,542	8,436,418
4.89%, 05/18/29 (Call 05/18/28),
(3-mo. LIBOR US + 1.754%)(c)	13,255	12,913,988
5.08%, 01/27/30 (Call 01/27/29),
(3-mo. LIBOR US + 1.905%)(c)	7,960	7,775,709
5.52%, 09/30/28 (Call 09/30/27),
(1-year CMT + 2.270%)(c)	6,215	6,216,293
5.58%, 03/01/28 (Call 03/01/27),
(1-year CMT + 1.100%)(a)(c)	3,000	3,002,593
5.81%, 09/13/29 (Call 09/13/28),
(1-year CMT + 1.950%)(a)(c)	8,400	8,485,416
5.85%, 03/02/27 (Call 03/02/26),
(1-year CMT + 1.350%)(a)(c)	5,320	5,341,852
7.47%, 11/10/26 (Call 11/10/25),
(1-year CMT + 2.850%)(c)	7,935	8,152,499
NatWest Markets PLC
1.60%, 09/29/26(a)(b)	5,525	5,032,058
3.48%, 03/22/25(b)	2,934	2,871,967
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26),
(1-day SOFR + 1.050%)(b)(c)	835	758,639
NBK Tier 1 Financing 2 Ltd., 4.50%,
(Call 08/27/25)(b)(c)(d)	1,781	1,702,846
NBK Tier 1 Ltd., 3.63%, (Call 08/24/26)(b)(c)(d)	2,025	1,840,826
NongHyup Bank
1.25%, 07/20/25(a)(b)	6,150	5,807,142
1.25%, 07/28/26(b)	925	839,924
4.00%, 01/06/26(b)	150	146,352

S C H E D U L E O F I N V E S T M E N T S	145

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.25%, 07/06/27(a)(b)	$3,000	$2,904,990
4.88%, 07/03/28(a)(b)	4,200	4,161,924
Nordea Bank Abp
0.75%, 08/28/25(a)(b)	4,748	4,440,907
1.50%, 09/30/26(b)	5,977	5,420,036
3.60%, 06/06/25(a)(b)	2,462	2,411,469
4.63%, 09/13/33 (Call 09/13/28), (5-year USD Swap + 1.690%)(b)(c)	205	192,559
4.75%, 09/22/25(a)(b)	4,960	4,925,347
5.38%, 09/22/27(a)(b)	5,398	5,416,889
Norinchukin Bank (The)
1.28%, 09/22/26(a)(b)	7,550	6,829,277
4.87%, 09/14/27(a)(b)	5,195	5,128,003
5.43%, 03/09/28(a)(b)	3,530	3,567,813
Northern Trust Corp.
3.38%, 05/08/32 (Call 05/08/27), (3-mo. LIBOR US + 1.131%)(c)	1,890	1,753,858
3.65%, 08/03/28 (Call 05/03/28)(a)	2,100	2,009,421
3.95%, 10/30/25(a)	830	813,778
4.00%, 05/10/27 (Call 04/10/27)	5,535	5,377,728
Oversea-Chinese Banking Corp. Ltd., 1.83%, 09/10/30 (Call 09/10/25), (5-year CMT + 1.580%)(b)(c)	5,822	5,485,315
PNC Bank NA
3.10%, 10/25/27 (Call 09/25/27)	5,200	4,834,157
3.25%, 06/01/25 (Call 05/02/25)	4,535	4,413,803
3.25%, 01/22/28 (Call 12/23/27)(a)	5,860	5,448,092
3.88%, 04/10/25 (Call 03/10/25)	2,262	2,219,032
4.05%, 07/26/28	7,860	7,434,497
4.20%, 11/01/25 (Call 10/02/25)	2,131	2,082,723
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)(a)	2,807	2,549,438
2.60%, 07/23/26 (Call 05/23/26)	4,647	4,369,659
3.15%, 05/19/27 (Call 04/19/27)	2,433	2,291,712
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(a)(c)	17,285	17,077,081
5.30%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.342%)(a)(c)	4,135	4,129,845
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.620%)(c)	7,270	7,273,099
5.58%, 06/12/29 (Call 06/12/28), (1-day SOFR + 1.841%)(a)(c)	17,312	17,407,466
5.81%, 06/12/26 (Call 06/12/25), (1-day SOFR + 1.322%)(a)(c)	4,602	4,608,682
6.62%, 10/20/27 (Call 10/20/26), (1-day SOFR + 1.730%)(c)	6,160	6,327,781
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	2,385	2,029,160
2.25%, 05/18/25 (Call 04/18/25)	778	744,982
Rheinland-Pfalz Bank, 6.88%, 02/23/28(b)(e)	15	15,911
Royal Bank of Canada
0.88%, 01/20/26(a)	8,225	7,614,758
1.15%, 06/10/25	8,471	8,044,343
1.15%, 07/14/26(a)	14,930	13,648,086
1.20%, 04/27/26	11,070	10,189,267
1.40%, 11/02/26(a)	6,106	5,552,413
2.05%, 01/21/27(a)	3,495	3,227,498
3.38%, 04/14/25(a)	7,365	7,214,265
3.63%, 05/04/27(a)	7,560	7,248,772
4.24%, 08/03/27	8,208	7,999,792
4.65%, 01/27/26	10,212	10,118,486

Security	Par (000)	Value

Banks (continued)
4.88%, 01/12/26	$7,136	$7,113,179
4.88%, 01/19/27(a)	6,880	6,848,345
4.90%, 01/12/28	5,025	5,013,591
4.95%, 04/25/25	9,060	9,033,206
4.95%, 02/01/29(a)	3,725	3,698,042
5.20%, 07/20/26	6,755	6,778,664
5.20%, 08/01/28(a)	6,595	6,637,157
6.00%, 11/01/27(a)	8,821	9,082,687
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1-day SOFR + 1.249%)(c)	6,020	5,443,938
3.24%, 10/05/26 (Call 08/05/26)	5,474	5,126,975
3.45%, 06/02/25 (Call 05/02/25)	5,262	5,101,837
4.40%, 07/13/27 (Call 04/14/27)	5,709	5,473,234
4.50%, 07/17/25 (Call 04/17/25)	5,858	5,744,017
5.81%, 09/09/26 (Call 09/09/25), (1-day SOFR + 2.328%)(c)	1,230	1,228,389
6.17%, 01/09/30 (Call 01/09/29), (1-day SOFR + 2.500%)(c)	3,935	3,924,745
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(c)	6,548	6,648,073
6.57%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.700%)(c)	3,374	3,432,985
Santander U.K. Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25), (1-year CMT + 1.250%)(c)	4,789	4,489,015
1.67%, 06/14/27 (Call 06/14/26), (1-day SOFR + 0.989%)(c)	4,882	4,437,845
2.47%, 01/11/28 (Call 01/11/27), (1-day SOFR + 1.220%)(c)	4,960	4,515,538
3.82%, 11/03/28 (Call 11/03/27), (3-mo. LIBOR US + 1.400%)(a)(c)	6,625	6,183,836
4.75%, 09/15/25(b)	505	493,427
6.53%, 01/10/29 (Call 01/10/28), (1-day SOFR + 2.600%)(c)	8,008	8,211,517
6.83%, 11/21/26 (Call 11/21/25), (1-day SOFR + 2.749%)(c)	8,038	8,160,565
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(b)	2,495	2,256,972
3.75%, 09/20/27(a)(b)	205	192,591
4.50%, 04/12/28(b)	4,165	4,077,108
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(b)	248	230,083
2.88%, (Call 05/12/26), (5-year CMT + 2.064%)(b)(c)(d)	2,275	2,121,984
5.00%, 07/24/28(a)	2,250	2,226,711
Skandinaviska Enskilda Banken AB
0.85%, 09/02/25(a)(b)	1,293	1,210,068
1.20%, 09/09/26(a)(b)	2,343	2,118,897
1.40%, 11/19/25(a)(b)	975	914,461
3.70%, 06/09/25(a)(b)	850	833,457
5.13%, 03/05/27(b)	3,800	3,796,411
5.38%, 03/05/29(b)	3,800	3,786,464
Societe Generale SA
1.38%, 07/08/25(a)(b)	2,361	2,236,722
1.49%, 12/14/26 (Call 12/14/25), (1-year CMT + 1.100%)(b)(c)	12,536	11,561,739
1.79%, 06/09/27 (Call 06/09/26), (1-year CMT + 1.000%)(b)(c)	7,174	6,534,322
2.80%, 01/19/28 (Call 01/19/27), (1-year CMT + 1.300%)(a)(b)(c)	8,990	8,249,224

146	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.00%, 01/12/27(a)(b)	$3,614	$3,459,176
4.25%, 04/14/25(b)	8,660	8,472,458
4.25%, 08/19/26(a)(b)	5,891	5,625,741
4.68%, 06/15/27(a)(b)	4,615	4,542,070
4.75%, 11/24/25(a)(b)	5,679	5,561,008
4.75%, 09/14/28(a)(b)	405	393,257
5.52%, 01/19/28 (Call 01/19/27), (1-year CMT + 1.500%)(b)(c)	6,900	6,823,451
5.63%, 01/19/30 (Call 01/19/29), (1-year CMT + 1.750%)(a)(b)(c)	5,335	5,257,336
6.45%, 01/12/27 (Call 01/12/26), (1-year CMT + 2.300%)(a)(b)(c)	7,050	7,108,802
6.45%, 01/10/29 (Call 01/10/28), (1-year CMT + 2.550%)(b)(c)	9,778	9,987,962
Standard Chartered PLC
1.46%, 01/14/27 (Call 01/14/26), (1-year CMT + 1.000%)(b)(c)	11,188	10,283,204
2.61%, 01/12/28 (Call 01/12/27), (1-year CMT + 1.180%)(b)(c)	9,384	8,591,529
3.20%, 04/17/25(a)(b)	2,295	2,232,209
3.97%, 03/30/26 (Call 03/30/25), (1-year CMT + 1.650%)(b)(c)	5,550	5,422,720
4.05%, 04/12/26(b)	8,105	7,859,013
4.30%, 02/19/27(a)(b)	7,935	7,615,442
4.87%, 03/15/33 (Call 03/15/28), (5-year USD ICE Swap + 1.970%)(a)(b)(c)	735	692,848
6.17%, 01/09/27 (Call 01/09/26), (1-year CMT + 2.050%)(a)(b)(c)	5,694	5,743,992
6.19%, 07/06/27 (Call 07/06/26), (1-year CMT + 1.850%)(b)(c)	7,005	7,074,234
6.30%, 01/09/29 (Call 01/09/28), (1-year CMT + 2.450%)(b)(c)	10,580	10,813,104
6.75%, 02/08/28 (Call 02/08/27), (1-year CMT + 1.850%)(a)(b)(c)	1,385	1,418,880
7.02%, 02/08/30 (Call 02/08/29), (1-year CMT + 2.200%)(b)(c)	5,000	5,256,589
7.77%, 11/16/28 (Call 11/16/27), (1-year CMT + 3.450%)(a)(b)(c)	7,103	7,564,350
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1-day SOFR + 0.560%)(a)(c)	2,945	2,696,504
2.20%, 02/07/28 (Call 02/07/27), (1-day SOFR + 0.730%)(c)	3,940	3,632,045
2.65%, 05/19/26(a)	4,167	3,961,040
2.90%, 03/30/26 (Call 03/30/25), (1-day SOFR + 2.600%)(c)	2,373	2,309,817
3.55%, 08/18/25(a)	7,242	7,096,234
4.14%, 12/03/29 (Call 12/03/28), (3-mo. SOFR + 1.292%)(c)	2,566	2,460,543
5.10%, 05/18/26 (Call 05/18/25), (1-day SOFR + 1.130%)(c)	4,855	4,836,345
5.27%, 08/03/26 (Call 07/03/26)(a)	6,935	6,960,289
5.68%, 11/21/29 (Call 11/21/28), (1-day SOFR + 1.484%)(c)	8,460	8,643,304
5.75%, 11/04/26 (Call 11/04/25), (1-day SOFR + 1.353%)(c)	2,511	2,522,954
5.82%, 11/04/28 (Call 11/04/27), (1-day SOFR + 1.715%)(a)(c)	2,513	2,573,245
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	5,760	5,323,246
1.40%, 09/17/26(a)	12,174	11,092,217

Security	Par (000)	Value

Banks (continued)
1.47%, 07/08/25	$14,052	$13,354,387
1.90%, 09/17/28	8,220	7,153,185
2.17%, 01/14/27	2,785	2,572,480
2.47%, 01/14/29	2,695	2,393,989
2.63%, 07/14/26	13,827	13,063,726
3.01%, 10/19/26(a)	8,707	8,246,932
3.35%, 10/18/27	4,635	4,375,926
3.36%, 07/12/27(a)	10,976	10,420,717
3.45%, 01/11/27(a)	7,587	7,265,207
3.54%, 01/17/28	4,433	4,197,975
3.78%, 03/09/26(a)	9,317	9,065,895
3.94%, 07/19/28(a)	4,439	4,253,613
4.31%, 10/16/28(a)	3,370	3,301,585
5.46%, 01/13/26	11,005	11,045,212
5.52%, 01/13/28(a)	13,894	14,116,666
5.72%, 09/14/28(a)	12,740	13,021,606
5.80%, 07/13/28(a)	7,145	7,344,431
5.88%, 07/13/26	5,290	5,367,129
Sumitomo Mitsui Trust Bank Ltd.
1.05%, 09/12/25(a)(b)	1,172	1,098,971
1.35%, 09/16/26(a)(b)	2,598	2,354,399
1.55%, 03/25/26(a)(b)	7,642	7,089,213
2.55%, 03/10/25(b)	905	879,088
2.80%, 03/10/27(a)(b)	8,165	7,629,412
4.80%, 09/15/25(a)(b)	898	890,430
4.95%, 09/15/27(a)(b)	635	629,979
5.20%, 03/07/27(b)	3,000	2,995,836
5.20%, 03/07/29	2,570	2,575,748
5.50%, 03/09/28(a)(b)	3,190	3,227,682
5.55%, 09/14/28(a)(b)	3,310	3,370,092
5.65%, 03/09/26(b)	4,535	4,565,448
5.65%, 09/14/26(a)(b)	2,090	2,107,176
Svenska Handelsbanken AB
1.42%, 06/11/27 (Call 06/11/26), (1-year CMT + 0.630%)(a)(b)(c)	6,039	5,482,561
3.65%, 06/10/25(b)	824	807,749
3.95%, 06/10/27(a)(b)	3,965	3,830,602
5.25%, 06/15/26(b)	865	863,741
5.50%, 06/15/28(a)(b)	8,955	9,002,729
Swedbank AB
1.54%, 11/16/26(a)(b)	11,618	10,559,037
3.36%, 04/04/25(a)(b)	985	963,990
5.34%, 09/20/27(b)	3,535	3,526,475
5.47%, 06/15/26(a)(b)	3,600	3,617,389
6.14%, 09/12/26(a)(b)	2,315	2,343,492
Synchrony Bank
5.40%, 08/22/25 (Call 07/22/25)(a)	4,890	4,832,531
5.63%, 08/23/27 (Call 07/23/27)	4,368	4,249,750
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	2,859	2,761,663
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)(a)	820	806,229
Toronto-Dominion Bank (The)
0.75%, 09/11/25(a)	7,890	7,391,235
0.75%, 01/06/26(a)	9,217	8,523,140
1.15%, 06/12/25	6,571	6,236,998
1.20%, 06/03/26	9,667	8,869,453
1.25%, 09/10/26(a)	10,754	9,793,422
1.95%, 01/12/27(a)	6,212	5,717,142
2.80%, 03/10/27	10,562	9,906,545
3.63%, 09/15/31 (Call 09/15/26), (5-year USD Swap + 2.205%)(a)(c)	10,231	9,779,705

S C H E D U L E O F I N V E S T M E N T S	147

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.77%, 06/06/25	$10,561	$10,371,725
4.11%, 06/08/27(a)	12,475	12,121,830
4.69%, 09/15/27	12,313	12,173,313
5.10%, 01/09/26(a)	4,460	4,466,239
5.16%, 01/10/28(a)	10,630	10,666,400
5.26%, 12/11/26	5,540	5,575,297
5.52%, 07/17/28(a)	9,810	9,974,674
5.53%, 07/17/26	12,675	12,785,486
8.13%, 10/31/82 (Call 10/31/27), (5-year CMT + 4.075%)(a)(c)	9,270	9,647,836
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)(a)	7,555	7,258,767
3.30%, 05/15/26 (Call 04/15/26)	4,231	4,036,040
3.63%, 09/16/25 (Call 08/16/25)	7,683	7,456,601
3.80%, 10/30/26 (Call 09/30/26)	4,648	4,455,337
4.05%, 11/03/25 (Call 09/03/25)(a)	3,063	2,995,400
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	4,625	4,028,292
1.20%, 08/05/25 (Call 07/03/25)(a)	4,289	4,033,752
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(c)	7,593	6,969,891
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(c)	7,096	6,103,295
3.70%, 06/05/25 (Call 05/05/25)	5,517	5,399,139
4.00%, 05/01/25 (Call 03/01/25)	5,174	5,081,119
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(a)(c)	5,675	5,463,901
4.26%, 07/28/26 (Call 07/28/25), (1-day SOFR + 1.456%)(a)(c)	9,313	9,123,338
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(a)(c)	11,785	11,494,046
5.44%, 01/24/30 (Call 01/24/29), (1-day SOFR + 1.620%)(c)	3,925	3,882,074
5.90%, 10/28/26 (Call 10/28/25), (1-day SOFR + 1.626%)(c)	4,575	4,594,585
6.05%, 06/08/27 (Call 06/08/26), (1-day SOFR + 2.050%)(c)	8,320	8,404,044
7.16%, 10/30/29 (Call 10/30/28), (1-day SOFR + 2.446%)(c)	13,825	14,632,012
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)(a)	7,967	7,623,265
2.22%, 01/27/28 (Call 01/27/27), (1-day SOFR + 0.730%)(a)(c)	7,655	7,013,599
3.10%, 04/27/26 (Call 03/27/26)(a)	5,535	5,286,821
3.90%, 04/26/28 (Call 03/24/28)	5,481	5,249,773
3.95%, 11/17/25 (Call 10/17/25)(a)	4,145	4,056,355
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.660%)(c)	10,805	10,549,206
4.65%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.230%)(a)(c)	15,050	14,639,387
5.38%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.560%)(c)	3,010	2,993,095
5.73%, 10/21/26 (Call 10/21/25), (1-day SOFR + 1.430%)(a)(c)	8,705	8,743,464
5.78%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.020%)(c)	13,425	13,565,104
6.79%, 10/26/27 (Call 10/26/26), (1-day SOFR + 1.880%)(c)	2,750	2,841,296
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	8,311	7,789,879
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	8,062	7,611,595

Security	Par (000)	Value

Banks (continued)
UBS AG/London
1.25%, 06/01/26	$7,594	$6,962,642
5.65%, 09/11/28(a)	12,380	12,615,174
5.80%, 09/11/25	6,390	6,435,794
UBS AG/Stamford CT, 7.50%, 07/15/25	805	821,698
UBS Group AG
1.31%, 02/02/27 (Call 02/02/26), (1-day SOFR + 0.980%)(b)(c)	13,712	12,606,581
1.36%, 01/30/27 (Call 01/30/26), (1-year CMT + 1.080%)(b)(c)	9,319	8,585,360
1.49%, 08/10/27 (Call 08/10/26), (1-year CMT + 0.850%)(b)(c)	13,250	12,004,002
2.19%, 06/05/26 (Call 06/05/25), (1-day SOFR + 2.044%)(a)(b)(c)	10,042	9,608,416
3.75%, 03/26/25	15,409	15,091,369
3.87%, 01/12/29 (Call 01/12/28), (3-mo. LIBOR US + 1.410%)(b)(c)	13,360	12,565,051
4.13%, 09/24/25(b)	18,350	17,949,162
4.13%, 04/15/26(b)	13,791	13,390,218
4.25%, 03/23/28 (Call 03/23/27)(b)	14,940	14,300,312
4.28%, 01/09/28 (Call 01/09/27)(b)	15,240	14,625,305
4.49%, 05/12/26 (Call 05/12/25), (1-year CMT + 1.550%)(a)(b)(c)	8,165	8,032,088
4.55%, 04/17/26	13,386	13,152,242
4.70%, 08/05/27 (Call 08/05/26), (1-year CMT + 2.050%)(a)(b)(c)	11,895	11,659,354
4.75%, 05/12/28 (Call 05/12/27), (1-year CMT + 1.750%)(b)(c)	8,520	8,309,806
5.43%, 02/08/30 (Call 02/08/29), (1-year CMT + 1.520%)(a)(b)(c)	7,635	7,583,953
5.71%, 01/12/27 (Call 01/12/26), (1-year CMT + 1.550%)(b)(c)	11,950	11,946,200
6.25%, 09/22/29 (Call 09/22/28), (1-year CMT + 1.800%)(b)(c)	7,470	7,672,924
6.33%, 12/22/27 (Call 12/22/26), (1-year CMT + 1.600%)(a)(b)(c)	8,495	8,665,878
6.37%, 07/15/26 (Call 07/15/25), (1-day SOFR + 3.340%)(b)(c)	10,515	10,587,145
6.44%, 08/11/28 (Call 08/11/27), (1-day SOFR + 3.700%)(a)(b)(c)	12,011	12,344,455
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26), (1-year CMT + 1.200%)(a)(b)(c)	8,929	8,194,330
2.57%, 09/22/26 (Call 09/22/25), (1-year CMT + 2.300%)(a)(b)(c)	2,280	2,159,522
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	505	466,250
2.00%, 10/14/31 (Call 10/14/26), (5-year CMT + 1.230%)(a)(b)(c)	2,845	2,594,892
3.06%, 04/07/25(a)(b)	510	498,433
3.86%, 10/07/32 (Call 10/07/27), (5-year CMT + 1.450%)(a)(b)(c)	6,163	5,848,158
Wachovia Corp.
6.61%, 10/01/25	835	847,946
7.57%, 08/01/26(e)	3,093	3,244,916
Wells Fargo & Co.
2.19%, 04/30/26 (Call 04/30/25), (1-day SOFR + 2.000%)(c)	22,343	21,438,815
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(c)	23,952	21,846,170
3.00%, 04/22/26	26,457	25,240,183

148	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.00%, 10/23/26	$25,246	$23,867,577
3.20%, 06/17/27 (Call 06/17/26), (3-mo. SOFR + 1.432%)(c)	18,697	17,801,421
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(c)	29,076	27,567,587
3.55%, 09/29/25	19,774	19,263,296
3.58%, 05/22/28 (Call 05/22/27), (3-mo. SOFR + 1.572%)(c)	22,280	21,120,596
3.91%, 04/25/26 (Call 04/25/25), (1-day SOFR + 1.320%)(c)	20,595	20,193,846
4.10%, 06/03/26	18,914	18,421,473
4.15%, 01/24/29 (Call 10/24/28)(a)	1,835	1,756,493
4.30%, 07/22/27(a)	19,727	19,149,891
4.54%, 08/15/26 (Call 08/15/25), (1-day SOFR + 1.560%)(a)(c)	11,160	11,005,803
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(c)	22,308	21,908,064
5.20%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.500%)(c)	17,325	17,176,192
5.57%, 07/25/29 (Call 07/25/28), (1-day SOFR + 1.740%)(a)(c)	27,755	27,936,755
6.30%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.790%)(c)	15,875	16,454,157
Wells Fargo Bank NA
4.81%, 01/15/26 (Call 12/15/25)	8,275	8,233,279
5.25%, 12/11/26 (Call 11/09/26)(a)	13,765	13,815,359
5.45%, 08/07/26 (Call 07/07/26)	18,960	19,122,414
5.55%, 08/01/25 (Call 07/01/25)	19,975	20,056,722
Westpac Banking Corp.
1.15%, 06/03/26	8,102	7,446,322
1.95%, 11/20/28	7,500	6,582,240
2.70%, 08/19/26(a)	5,309	5,041,832
2.85%, 05/13/26	8,494	8,113,623
3.35%, 03/08/27(a)	7,135	6,827,016
3.40%, 01/25/28(a)	3,770	3,574,012
3.74%, 08/26/25	3,969	3,894,701
4.04%, 08/26/27(a)	6,100	5,969,863
4.32%, 11/23/31 (Call 11/23/26), (5-year USD ICE Swap + 2.236%)(c)	8,939	8,584,808
5.46%, 11/18/27	9,360	9,517,665
5.51%, 11/17/25(a)	6,000	6,046,332
5.54%, 11/17/28	12,480	12,772,673
Westpac New Zealand Ltd.
4.90%, 02/15/28(a)(b)	4,283	4,235,664
5.13%, 02/26/27(a)(b)	4,045	4,040,597
5.20%, 02/28/29(b)	4,000	3,997,239
Woori Bank
0.75%, 02/01/26(b)	800	733,984
4.88%, 01/26/28(a)(b)	2,250	2,236,208

		6,955,784,213

Beverages — 1.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)(a)	8,520	8,302,756
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28 (Call 01/13/28)(a)	19,819	19,219,717
4.75%, 01/23/29 (Call 10/23/28)	25,990	25,773,584
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(a)(b)	705	664,262
4.45%, 05/15/25 (Call 03/15/25)(b)	5,253	5,175,428

Security	Par (000)	Value

Beverages (continued)
4.70%, 05/15/28 (Call 02/15/28)(b)	$310	$301,072
Bacardi Ltd./Bacardi-Martini BV, 5.25%, 01/15/29 (Call 12/15/28)(b)	65	63,988
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	1,788	1,750,876
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	8,565	7,468,682
1.45%, 06/01/27(a)	9,733	8,809,037
1.50%, 03/05/28(a)	5,560	4,945,239
2.90%, 05/25/27	3,431	3,257,699
3.38%, 03/25/27	6,185	5,965,487
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)(a)	2,892	2,828,509
Coca-Cola Europacific Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(b)	2,278	2,058,390
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	3,479	3,307,651
3.60%, 02/15/28 (Call 11/15/27)	5,536	5,233,713
3.70%, 12/06/26 (Call 09/06/26)	4,369	4,208,174
4.35%, 05/09/27 (Call 04/09/27)(a)	4,059	3,969,669
4.40%, 11/15/25 (Call 09/15/25)	3,619	3,564,971
4.65%, 11/15/28 (Call 08/15/28)	3,115	3,057,745
4.75%, 12/01/25	2,559	2,531,799
4.80%, 01/15/29 (Call 12/15/28)	2,490	2,454,089
5.00%, 02/02/26 (Call 03/11/24)(a)	4,145	4,118,565
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	5,273	4,974,541
3.88%, 05/18/28 (Call 02/18/28)	1,655	1,602,705
5.20%, 10/24/25(a)	3,415	3,417,434
5.30%, 10/24/27 (Call 09/24/27)	5,025	5,085,979
5.38%, 10/05/26 (Call 09/05/26)	4,750	4,789,032
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(a)(b)	7,245	6,913,913
JDE Peet’s NV, 1.38%, 01/15/27 (Call 12/15/26)(a)(b)	5,050	4,515,870
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	2,583	2,422,017
3.40%, 11/15/25 (Call 08/15/25)	3,493	3,384,153
3.43%, 06/15/27 (Call 03/15/27)(a)	3,648	3,473,069
4.42%, 05/25/25 (Call 03/25/25)(a)	3,977	3,933,297
4.60%, 05/25/28 (Call 02/25/28)(a)	8,045	7,935,590
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	13,044	12,423,503
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	6,585	6,204,420
2.63%, 03/19/27 (Call 01/19/27)	4,005	3,765,505
2.75%, 04/30/25 (Call 01/30/25)(a)	6,591	6,418,153
2.85%, 02/24/26 (Call 11/24/25)	4,793	4,607,643
3.00%, 10/15/27 (Call 07/15/27)	7,175	6,764,522
3.50%, 07/17/25 (Call 04/17/25)(a)	4,794	4,697,254
3.60%, 02/18/28 (Call 01/18/28)	6,632	6,380,073
4.45%, 05/15/28 (Call 04/15/28)(a)	5,850	5,838,546
4.55%, 02/13/26 (Call 01/13/26)(a)	3,367	3,347,043
5.13%, 11/10/26 (Call 10/10/26)(a)	4,625	4,654,341
5.25%, 11/10/25(a)	5,335	5,356,888
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29 (Call 01/16/29)	2,700	2,675,601
4.65%, 02/16/27 (Call 01/16/27)	2,525	2,507,122
Pernod Ricard International Finance LLC,
1.25%, 04/01/28 (Call 02/01/28)(a)(b)	3,954	3,407,462

S C H E D U L E O F I N V E S T M E N T S	149

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Pernod Ricard SA, 3.25%, 06/08/26 (Call 03/08/26)(a)(b)	$4,609	$4,426,748

		264,953,526

Biotechnology — 0.7%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	7,045	6,137,327
2.20%, 02/21/27 (Call 12/21/26)(a)	11,675	10,766,332
2.60%, 08/19/26 (Call 05/19/26)(a)	8,764	8,271,748
3.00%, 02/22/29 (Call 12/22/28)	1,155	1,059,323
3.13%, 05/01/25 (Call 02/01/25)(a)	6,472	6,306,729
3.20%, 11/02/27 (Call 08/02/27)	2,240	2,106,363
5.15%, 03/02/28 (Call 02/02/28)	30,430	30,488,742
5.51%, 03/02/26 (Call 03/11/24)(a)	5,295	5,288,102
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	6,118	6,009,503
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)(a)	11,884	11,647,869
Bio-Rad Laboratories Inc., 3.30%, 03/15/27 (Call 02/15/27)(a)	2,801	2,641,307
CSL Finance PLC, 3.85%, 04/27/27 (Call 03/27/27)(a)(b)	3,545	3,413,903
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	4,894	4,306,455
2.95%, 03/01/27 (Call 12/01/26)(a)	8,147	7,697,114
3.65%, 03/01/26 (Call 12/01/25)(a)	18,262	17,732,170
Illumina Inc.
5.75%, 12/13/27 (Call 11/13/27)	3,650	3,681,342
5.80%, 12/12/25 (Call 11/12/25)	3,370	3,370,353
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	6,916	6,475,078
1.75%, 09/02/27 (Call 07/02/27)(a)	6,593	5,870,844

		143,270,604

Building Materials — 0.4%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)	6,131	5,693,928
5.80%, 11/30/25	8,900	8,962,711
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(a)(b)	1,960	1,859,604
3.95%, 04/04/28 (Call 01/04/28)(b)	7,081	6,822,099
CRH America Inc., 3.88%, 05/18/25 (Call 02/15/25)(b)	8,400	8,215,335
Fortune Brands Innovations Inc., 4.00%, 06/15/25 (Call 03/15/25)	3,820	3,747,115
Holcim Finance U.S. LLC, 3.50%, 09/22/26 (Call 06/22/26)(a)(b)	3,101	2,970,141
Johnson Controls International PLC, 3.90%, 02/14/26 (Call 11/14/25)(a)	3,462	3,373,527
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)(a)	2,346	2,212,337
1.70%, 08/01/27 (Call 06/01/27)	2,393	2,142,493
5.50%, 09/15/28 (Call 08/15/28)	4,380	4,420,169
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)(a)	975	931,105
3.50%, 12/15/27 (Call 09/15/27)	3,340	3,165,948
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	4,210	3,658,354
3.50%, 11/15/27 (Call 08/15/27)(a)	695	653,098
Mohawk Industries Inc., 5.85%, 09/18/28 (Call 08/18/28)(a)	4,760	4,862,886
Owens Corning, 3.40%, 08/15/26 (Call 05/15/26)	3,088	2,949,791

Security	Par (000)	Value

Building Materials (continued)
St Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(b)	$290	$288,766
Trane Technologies Financing Ltd., 3.50%, 03/21/26 (Call 01/21/26)	3,241	3,132,942
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)(a)	1,690	1,612,076
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)(a)	2,844	2,754,066
4.50%, 04/01/25 (Call 01/01/25)(a)	3,190	3,155,036
5.80%, 03/01/26 (Call 03/01/24)(a)	890	890,000

		78,473,527

Chemicals — 1.2%
Air Liquide Finance SA, 2.50%, 09/27/26 (Call 06/27/26)(b)	6,079	5,718,050
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	4,084	3,860,651
1.85%, 05/15/27 (Call 03/15/27)	4,481	4,096,540
4.60%, 02/08/29 (Call 01/08/29)	6,395	6,318,768
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)(a)	4,615	4,532,301
Bayport Polymers LLC, 4.74%, 04/14/27 (Call 03/14/27)(a)(b)	700	663,509
Cabot Corp., 3.40%, 09/15/26 (Call 06/15/26)	2,081	1,957,496
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)(a)	2,845	2,580,320
6.05%, 03/15/25	7,028	7,045,391
6.17%, 07/15/27 (Call 06/15/27)(a)	12,948	13,145,016
6.35%, 11/15/28 (Call 10/15/28)	5,950	6,119,305
CF Industries Inc., 4.50%, 12/01/26(a)(b)	5,063	4,934,076
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(a)(b)	3,185	3,034,701
3.70%, 06/01/28 (Call 03/01/28)(a)(b)	5,205	4,935,784
5.13%, 04/01/25 (Call 03/01/25)(b)	4,878	4,858,860
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)(a)	1,060	1,052,254
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)(a)	11,975	11,833,864
4.73%, 11/15/28 (Call 08/15/28)(a)	11,665	11,600,272
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	5,335	5,247,838
4.50%, 12/01/28 (Call 09/01/28)(a)	1,110	1,077,147
Ecolab Inc.
1.65%, 02/01/27 (Call 01/01/27)	3,356	3,066,785
2.70%, 11/01/26 (Call 08/01/26)(a)	4,616	4,381,280
3.25%, 12/01/27 (Call 09/01/27)(a)	3,505	3,320,055
5.25%, 01/15/28 (Call 12/15/27)(a)	3,575	3,628,477
EIDP Inc.
1.70%, 07/15/25 (Call 06/15/25)	3,800	3,610,543
4.50%, 05/15/26 (Call 04/15/26)	790	777,807
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)(a)	3,368	3,155,515
5.15%, 05/18/26 (Call 04/18/26)(a)	3,300	3,254,514
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	6,660	6,206,676
1.83%, 10/15/27 (Call 08/15/27)(b)	7,845	6,894,602
4.45%, 09/26/28 (Call 06/26/28)(a)	100	96,444
LG Chem Ltd., 1.38%, 07/07/26(b)	3,635	3,313,523
Linde Inc./CT
3.20%, 01/30/26 (Call 10/30/25)	4,627	4,484,767
4.70%, 12/05/25 (Call 11/05/25)	4,080	4,060,912

150	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
LYB Finance Co. BV, 8.10%, 03/15/27(a)(b)	$2,985	$3,175,439
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	2,865	2,730,079
LYB International Finance III LLC, 1.25%, 10/01/25 (Call 09/01/25)(a)	3,626	3,388,243
MEGlobal BV
2.63%, 04/28/28 (Call 01/28/28)(b)	4,400	3,905,176
4.25%, 11/03/26(b)	5,406	5,189,760
MEGlobal Canada ULC, 5.00%, 05/18/25(a)(b)	10,125	9,986,389
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)(a)	4,690	4,505,259
5.38%, 11/15/28 (Call 10/15/28)(a)	3,575	3,601,490
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)(a)	3,043	2,959,250
4.00%, 12/15/26 (Call 09/15/26)	3,059	2,962,167
4.90%, 03/27/28 (Call 02/27/28)(a)	6,676	6,621,240
5.95%, 11/07/25(a)	3,540	3,568,575
OCI NV, 4.63%, 10/15/25 (Call 04/02/24)(a)(b)	999	979,499
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(b)	3,949	3,602,085
4.00%, 10/04/27 (Call 07/04/27)(a)(b)	2,905	2,735,010
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)(a)	4,756	4,395,216
3.75%, 03/15/28 (Call 12/15/27)	2,715	2,601,583
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	3,079	2,937,582
SABIC Capital II BV, 4.50%, 10/10/28(b)	4,280	4,173,069
Sherwin-Williams Co. (The)
3.45%, 08/01/25 (Call 05/01/25)(a)	2,920	2,846,212
3.45%, 06/01/27 (Call 03/01/27)	10,382	9,887,658
3.95%, 01/15/26 (Call 10/15/25)(a)	1,841	1,801,130
4.25%, 08/08/25(a)	2,910	2,868,456
Syngenta Finance NV
4.89%, 04/24/25 (Call 02/24/25)(b)	4,757	4,691,642
5.18%, 04/24/28 (Call 01/24/28)(a)(b)	2,715	2,663,209
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)(a)	5,091	4,898,191
Yara International ASA
3.80%, 06/06/26 (Call 03/06/26)(a)(b)	2,044	1,960,500
4.75%, 06/01/28 (Call 03/01/28)(b)	2,860	2,764,655

		263,262,807

Commercial Services — 0.9%
Adani Ports & Special Economic Zone Ltd.
4.00%, 07/30/27 (Call 06/30/27)(b)	1,935	1,771,133
4.20%, 08/04/27 (Call 02/04/27)(b)	2,360	2,171,196
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(a)(b)	3,748	3,393,204
4.00%, 05/01/28 (Call 03/11/24)(a)(b)	4,420	4,134,084
4.38%, 08/15/27 (Call 03/18/24)(a)(b)	4,095	3,911,294
Automatic Data Processing Inc.
1.70%, 05/15/28 (Call 03/15/28)	2,110	1,881,381
3.38%, 09/15/25 (Call 06/15/25)	6,633	6,481,781
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	240	211,347
5.25%, 10/01/25 (Call 07/01/25)(a)	1,974	1,962,074
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	5,191	5,082,242
3.70%, 04/01/27 (Call 01/01/27)(a)	4,562	4,423,311
CK Hutchison International 23 Ltd., 4.75%, 04/21/28 (Call 03/21/28)(a)(b)	5,795	5,741,487
DP World Crescent Ltd., 4.85%, 09/26/28(b)	225	220,876

Security	Par (000)	Value

Commercial Services (continued)
Element Fleet Management Corp.
3.85%, 06/15/25 (Call 05/15/25)(a)(b)	$2,742	$2,667,158
6.27%, 06/26/26 (Call 05/26/26)(a)(b)	4,460	4,499,835
6.32%, 12/04/28 (Call 11/04/28)(a)(b)	4,640	4,759,001
Equifax Inc.
2.60%, 12/15/25 (Call 11/15/25)	2,928	2,790,482
3.25%, 06/01/26 (Call 03/01/26)(a)	2,300	2,197,138
5.10%, 12/15/27 (Call 11/15/27)	5,555	5,536,590
5.10%, 06/01/28 (Call 05/01/28)(a)	5,416	5,383,505
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(b)	2,140	2,037,113
3.80%, 11/01/25 (Call 08/01/25)(b)	5,263	5,125,177
4.60%, 05/01/28 (Call 04/01/28)(b)	6,745	6,629,042
5.00%, 02/15/29 (Call 01/15/29)(a)(b)	4,270	4,243,191
Experian Finance PLC, 4.25%, 02/01/29 (Call 11/01/28)(a)(b)	580	560,563
Gartner Inc., 4.50%, 07/01/28 (Call 04/01/24)(a)(b)	1,628	1,541,039
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)(a)	6,985	6,429,784
2.15%, 01/15/27 (Call 12/15/26)	4,841	4,442,873
4.45%, 06/01/28 (Call 03/01/28)	1,595	1,538,383
4.80%, 04/01/26 (Call 01/01/26)(a)	5,124	5,059,971
4.95%, 08/15/27 (Call 07/15/27)	3,506	3,473,830
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)(a)	2,849	2,599,663
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)(a)	497	446,062
Moody’s Corp.
3.25%, 01/15/28 (Call 10/15/27)(a)	1,360	1,280,041
3.75%, 03/24/25 (Call 02/24/25)	5,169	5,081,312
4.25%, 02/01/29 (Call 11/01/28)(a)	2,150	2,079,925
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	7,083	6,779,040
2.65%, 10/01/26 (Call 08/01/26)(a)	8,436	7,950,452
3.90%, 06/01/27 (Call 05/01/27)(a)	4,165	4,026,482
Pelabuhan Indonesia Persero PT, 4.25%, 05/05/25(a)(b)	10,330	10,153,920
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)(a)	9,217	8,592,574
2.95%, 01/22/27 (Call 10/22/26)(a)	3,532	3,351,674
4.75%, 08/01/28 (Call 05/01/28)	395	393,759
Sodexo Inc., 1.63%, 04/16/26 (Call 03/16/26)(b)	3,662	3,383,343
Transurban Finance Co. Pty. Ltd.
3.38%, 03/22/27 (Call 12/22/26)(a)(b)	2,744	2,585,075
4.13%, 02/02/26 (Call 11/02/25)(a)(b)	3,715	3,622,055
Triton Container International Ltd., 2.05%, 04/15/26 (Call 03/15/26)(a)(b)	4,054	3,715,857
UL Solutions Inc., 6.50%, 10/20/28 (Call 09/20/28)(a)(b)	1,860	1,921,440
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	6,409	6,295,571
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)(a)	1,165	1,111,369

		185,669,699

Computers — 2.0%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	8,617	8,101,271
0.70%, 02/08/26 (Call 01/08/26)(a)	16,239	15,011,588
1.13%, 05/11/25 (Call 04/11/25)	14,663	14,000,172
1.20%, 02/08/28 (Call 12/08/27)(a)	17,247	15,154,420

S C H E D U L E O F I N V E S T M E N T S	151

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
1.40%, 08/05/28 (Call 06/05/28)	$11,365	$9,934,696
2.05%, 09/11/26 (Call 07/11/26)	12,955	12,117,822
2.45%, 08/04/26 (Call 05/04/26)	14,440	13,666,447
2.90%, 09/12/27 (Call 06/12/27)(a)	13,176	12,432,668
3.00%, 06/20/27 (Call 03/20/27)(a)	11,083	10,515,426
3.00%, 11/13/27 (Call 08/13/27)(a)	9,678	9,155,059
3.20%, 05/13/25(a)	13,032	12,760,325
3.20%, 05/11/27 (Call 02/11/27)(a)	13,307	12,703,606
3.25%, 02/23/26 (Call 11/23/25)(a)	21,242	20,608,745
3.35%, 02/09/27 (Call 11/09/26)	14,636	14,080,536
4.00%, 05/10/28 (Call 04/10/28)(a)	14,248	13,939,820
4.42%, 05/08/26 (Call 05/08/24)(a)	20	19,916
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 04/01/24)(b)	3,080	2,857,867
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)	4,117	3,730,856
Dell Inc., 7.10%, 04/15/28(a)	490	525,594
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)	11,287	11,183,531
5.25%, 02/01/28 (Call 01/01/28)(a)	6,637	6,686,691
5.85%, 07/15/25 (Call 06/15/25)	6,829	6,859,159
6.02%, 06/15/26 (Call 03/15/26)	22,146	22,388,920
6.10%, 07/15/27 (Call 05/15/27)(a)	3,897	4,001,832
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)(a)	4,697	4,264,461
2.38%, 09/15/28 (Call 07/15/28)(a)	975	840,948
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	3,658	3,356,404
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)(a)	2,710	2,454,766
HCL America Inc., 1.38%, 03/10/26 (Call 02/10/26)(b)	1,526	1,410,267
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)(a)	5,441	5,055,388
4.90%, 10/15/25 (Call 07/15/25)(a)	16,364	16,252,238
5.25%, 07/01/28 (Call 06/01/28)(a)	4,552	4,557,725
6.10%, 04/01/26 (Call 04/01/24)(a)	2,256	2,257,055
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	3,670	3,372,151
2.20%, 06/17/25 (Call 05/17/25)(a)	7,893	7,577,567
3.00%, 06/17/27 (Call 04/17/27)	6,980	6,518,729
4.75%, 01/15/28 (Call 12/15/27)	5,905	5,846,555
IBM International Capital Pte Ltd.
4.60%, 02/05/27 (Call 01/05/27)	4,520	4,463,566
4.60%, 02/05/29 (Call 01/05/29)	4,470	4,382,778
4.70%, 02/05/26	4,565	4,527,763
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	8,527	7,698,743
2.20%, 02/09/27 (Call 01/09/27)(a)	4,390	4,060,103
3.30%, 05/15/26	19,175	18,457,381
3.30%, 01/27/27(a)	2,966	2,835,214
3.45%, 02/19/26(a)	8,731	8,470,049
4.00%, 07/27/25(a)	6,504	6,402,392
4.15%, 07/27/27 (Call 06/27/27)	5,168	5,039,126
4.50%, 02/06/26(a)	5,270	5,223,282
4.50%, 02/06/28 (Call 01/06/28)(a)	6,505	6,414,024
6.22%, 08/01/27	1,320	1,378,583
6.50%, 01/15/28	1,260	1,331,856
7.00%, 10/30/25	6,852	7,070,667
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)(a)	4,450	4,063,216
2.70%, 10/15/28 (Call 08/15/28)(a)	2,715	2,378,718
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	3,676	3,591,206

Security	Par (000)	Value

Computers (continued)
Lenovo Group Ltd., 5.83%, 01/27/28 (Call 12/27/27)(b)	$200	$201,727
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	5,252	5,014,228
2.38%, 06/22/27 (Call 04/22/27)(a)	4,299	3,940,137
Western Digital Corp., 2.85%, 02/01/29 (Call 12/01/28)(a)	2,200	1,852,834
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(a)(b)	3,585	3,291,230

		428,290,044

Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.
3.10%, 08/15/25	4,062	3,960,231
3.10%, 08/15/27 (Call 07/15/27)(a)	3,475	3,318,824
4.60%, 03/01/28 (Call 02/01/28)	2,628	2,647,940
4.80%, 03/02/26(a)	4,088	4,097,811
Conopco Inc.
Series E, 7.25%, 12/15/26(a)	2,785	2,946,851
Series F, 6.63%, 04/15/28(a)	3,610	3,860,305
Estee Lauder Companies Inc. (The)
3.15%, 03/15/27 (Call 12/15/26)	3,550	3,384,255
4.38%, 05/15/28 (Call 04/15/28)(a)	6,065	5,963,892
Haleon U.K. Capital PLC
3.13%, 03/24/25(b)	75	73,139
3.13%, 03/24/25(a)	10,260	10,005,479
Haleon U.S. Capital LLC, 3.38%, 03/24/27 (Call 02/24/27)	12,890	12,243,615
Kenvue Inc.
5.05%, 03/22/28 (Call 02/22/28)	7,928	7,978,494
5.35%, 03/22/26 (Call 02/22/26)(a)	5,510	5,545,789
Procter & Gamble Co. (The)
0.55%, 10/29/25	6,993	6,520,450
1.00%, 04/23/26(a)	6,265	5,799,149
1.90%, 02/01/27(a)	6,515	6,035,526
2.45%, 11/03/26(a)	5,661	5,351,844
2.70%, 02/02/26	4,146	3,992,513
2.80%, 03/25/27(a)	4,065	3,848,704
2.85%, 08/11/27	4,535	4,283,848
3.95%, 01/26/28(a)	5,260	5,169,866
4.10%, 01/26/26(a)	4,440	4,389,161
4.35%, 01/29/29	3,450	3,419,302
Unilever Capital Corp.
2.00%, 07/28/26(a)	5,169	4,839,983
2.90%, 05/05/27 (Call 02/05/27)	6,725	6,360,509
3.10%, 07/30/25(a)	4,158	4,055,821
3.38%, 03/22/25 (Call 01/22/25)	778	762,328
3.50%, 03/22/28 (Call 12/22/27)(a)	6,585	6,298,912
4.88%, 09/08/28 (Call 08/08/28)(a)	3,840	3,868,575

		141,023,116

Distribution & Wholesale — 0.1%
Ferguson Finance PLC
4.25%, 04/20/27 (Call 03/20/27)(b)	1,680	1,632,893
4.50%, 10/24/28 (Call 07/24/28)(b)	4,185	4,080,318
LKQ Corp., 5.75%, 06/15/28 (Call 05/15/28)	5,685	5,744,954
Mitsubishi Corp.
1.13%, 07/15/26 (Call 06/15/26)(b)	12,050	10,959,589
5.00%, 07/05/28 (Call 06/05/28)(a)(b)	6,115	6,120,198

		28,537,952

152	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services — 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	$6,543	$6,078,756
2.45%, 10/29/26 (Call 09/29/26)	24,618	22,707,416
3.00%, 10/29/28 (Call 08/29/28)(a)	19,910	17,890,452
3.65%, 07/21/27 (Call 04/21/27)	7,269	6,839,875
3.88%, 01/23/28 (Call 10/23/27)(a)	2,770	2,608,990
4.45%, 10/01/25 (Call 08/01/25)(a)	4,354	4,270,030
4.45%, 04/03/26 (Call 02/03/26)	3,933	3,853,606
4.63%, 10/15/27 (Call 08/15/27)(a)	4,515	4,374,422
5.10%, 01/19/29 (Call 12/19/28)(a)	10,985	10,797,720
5.75%, 06/06/28 (Call 05/06/28)(a)	8,015	8,073,008
6.10%, 01/15/27 (Call 12/15/26)(a)	4,535	4,591,666
6.45%, 04/15/27 (Call 03/15/27)(a)(b)	2,690	2,753,377
6.50%, 07/15/25 (Call 06/15/25)(a)	8,499	8,578,678
Affiliated Managers Group Inc., 3.50%, 08/01/25	1,445	1,404,452
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	7,891	7,245,999
2.10%, 09/01/28 (Call 07/01/28)(a)	845	733,096
2.20%, 01/15/27 (Call 12/15/26)(a)	4,880	4,473,916
2.88%, 01/15/26 (Call 12/15/25)(a)	9,387	8,951,765
3.25%, 03/01/25 (Call 01/01/25)	5,006	4,887,292
3.38%, 07/01/25 (Call 06/01/25)	5,885	5,716,372
3.63%, 04/01/27 (Call 01/01/27)(a)	4,187	3,934,140
3.63%, 12/01/27 (Call 09/01/27)(a)	2,690	2,527,546
3.75%, 06/01/26 (Call 04/01/26)(a)	5,063	4,877,727
4.63%, 10/01/28 (Call 07/01/28)	3,050	2,946,536
5.10%, 03/01/29 (Call 02/01/29)(a)	3,125	3,076,068
5.30%, 02/01/28 (Call 01/01/28)(a)	5,110	5,085,518
5.85%, 12/15/27 (Call 11/15/27)(a)	3,780	3,826,842
AIR Lease Corp. Sukuk Ltd., 5.85%, 04/01/28 (Call 03/01/28)(b)	4,830	4,818,453
Aircastle Ltd.
2.85%, 01/26/28 (Call 11/26/27)(a)(b)	3,935	3,500,158
4.25%, 06/15/26 (Call 04/15/26)(a)	4,639	4,497,280
5.25%, 08/11/25 (Call 07/11/25)(b)	5,208	5,147,857
5.95%, 02/15/29 (Call 01/15/29)(a)(b)	3,675	3,630,405
6.50%, 07/18/28 (Call 06/18/28)(b)	4,550	4,596,759
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	5,050	4,294,430
4.63%, 03/30/25(a)	852	842,631
4.75%, 06/09/27 (Call 05/09/27)(a)	3,730	3,623,000
5.80%, 05/01/25 (Call 04/01/25)(a)	988	986,442
6.85%, 01/03/30 (Call 01/03/29), (1-day SOFR + 2.282%)(a)(c)	7,010	7,164,405
6.99%, 06/13/29 (Call 06/13/28), (1-day SOFR + 3.260%)(a)(c)	6,250	6,421,284
7.10%, 11/15/27 (Call 10/15/27)(a)	4,745	4,940,620
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	6,472	5,920,229
2.25%, 03/04/25 (Call 02/01/25)(a)	11,117	10,765,873
2.55%, 03/04/27 (Call 02/01/27)(a)	11,512	10,684,313
3.13%, 05/20/26 (Call 04/20/26)	5,333	5,122,812
3.30%, 05/03/27 (Call 04/03/27)(a)	11,272	10,684,830
3.95%, 08/01/25 (Call 07/01/25)	14,638	14,381,154
4.20%, 11/06/25 (Call 10/06/25)	4,865	4,801,113
4.90%, 02/13/26 (Call 01/13/26)(a)	7,690	7,665,419
4.99%, 05/01/26 (Call 05/01/25), (1-day SOFR + 1.000%)(c)	8,352	8,302,995

Security	Par (000)	Value

Diversified Financial Services (continued)
5.10%, 02/16/28 (Call 02/16/27), (1-day SOFR + 1.000%)(a)(c)	$3,310	$3,297,520
5.28%, 07/27/29 (Call 07/27/28), (1-day SOFR + 1.280%)(c)	15,730	15,810,377
5.39%, 07/28/27 (Call 07/28/26), (1-day SOFR + 0.970%)(a)(c)	5,910	5,926,299
5.85%, 11/05/27 (Call 10/05/27)(a)	10,330	10,605,843
6.34%, 10/30/26 (Call 10/30/25), (1-day SOFR + 1.330%)(c)	5,980	6,070,993
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)(a)	1,755	1,666,209
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(a)	3,682	3,494,483
3.00%, 04/02/25 (Call 03/02/25)	2,193	2,137,174
5.70%, 12/15/28 (Call 11/15/28)(a)	3,330	3,424,564
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	605	529,765
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(a)(b)	1,225	1,091,409
3.75%, 07/15/27 (Call 06/15/27)(a)(b)	3,500	3,159,333
3.95%, 07/15/26 (Call 06/15/26)(b)	2,805	2,610,763
6.50%, 02/08/29 (Call 01/08/29)(a)(b)	2,850	2,784,515
7.95%, 08/11/28 (Call 07/11/28)(b)	250	258,486
Ares Finance Co. III LLC, 4.13%, 06/30/51 (Call 06/30/26), (5-year CMT + 3.237%)(b)(c)	3,125	2,823,125
Ares Management Corp., 6.38%, 11/10/28 (Call 10/10/28)(a)	1,120	1,167,167
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(a)(b)	5,321	4,945,620
1.95%, 09/20/26 (Call 08/20/26)(a)(b)	5,613	5,107,404
3.50%, 11/01/27 (Call 07/01/27)(a)(b)	2,365	2,181,235
4.13%, 08/01/25 (Call 06/01/25)(b)	4,229	4,108,605
4.88%, 10/01/25 (Call 07/01/25)(b)	1,707	1,672,683
6.25%, 04/15/28 (Call 03/15/28)(a)(b)	4,265	4,327,869
6.75%, 10/25/28 (Call 09/25/28)(a)(b)	3,625	3,756,350
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	5,083	4,716,391
2.53%, 11/18/27 (Call 10/18/27)(a)(b)	12,980	11,490,291
2.75%, 02/21/28 (Call 12/21/27)(a)(b)	2,645	2,352,473
3.25%, 02/15/27 (Call 12/15/26)(b)	4,377	4,044,226
4.25%, 04/15/26 (Call 03/15/26)(a)(b)	6,664	6,425,617
4.38%, 05/01/26 (Call 03/01/26)(b)	4,962	4,787,800
5.50%, 01/15/26 (Call 12/15/25)(a)(b)	4,561	4,513,824
5.75%, 03/01/29 (Call 02/01/29)(b)	4,725	4,656,832
6.38%, 05/04/28 (Call 04/04/28)(a)(b)	6,235	6,326,983
BGC Group Inc.
4.38%, 12/15/25 (Call 09/15/25)(a)	1,592	1,536,872
8.00%, 05/25/28 (Call 04/25/28)(a)	765	808,962
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/28 (Call 06/05/28)(a)(b)	5,160	4,468,730
3.15%, 10/02/27 (Call 07/02/27)(a)(b)	1,885	1,761,637
5.90%, 11/03/27 (Call 10/03/27)(a)(b)	4,103	4,193,055
Blue Owl Credit Income Corp., 7.95%, 06/13/28 (Call 05/13/28)(a)(b)	3,500	3,611,228
BOC Aviation Ltd.
3.25%, 04/29/25 (Call 03/29/25)(a)(b)	10,459	10,158,931
3.50%, 09/18/27 (Call 06/18/27)(b)	245	230,136
3.88%, 04/27/26 (Call 01/27/26)(a)(b)	6,742	6,521,940
BOC Aviation USA Corp., 5.75%, 11/09/28 (Call 10/09/28)(a)(b)	785	802,674

S C H E D U L E O F I N V E S T M E N T S	153

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)(a)	$7,100	$6,811,191
4.25%, 06/02/26 (Call 03/02/26)	3,831	3,761,848
Cantor Fitzgerald LP
4.50%, 04/14/27 (Call 01/14/27)(a)(b)	2,315	2,193,197
7.20%, 12/12/28 (Call 11/12/28)(a)(b)	4,190	4,300,662
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (1-day SOFR + 0.855%)(c)	7,156	6,495,083
2.64%, 03/03/26 (Call 03/03/25), (1-day SOFR + 1.290%)(a)(c)	6,741	6,537,407
3.65%, 05/11/27 (Call 04/11/27)(a)	5,999	5,713,711
3.75%, 07/28/26 (Call 06/28/26)(a)	8,499	8,163,452
3.75%, 03/09/27 (Call 02/09/27)	9,062	8,651,462
3.80%, 01/31/28 (Call 12/31/27)(a)	10,869	10,279,676
4.20%, 10/29/25 (Call 09/29/25)	8,945	8,744,653
4.25%, 04/30/25 (Call 03/31/25)	3,757	3,706,247
4.93%, 05/10/28 (Call 05/10/27), (1-day SOFR + 2.057%)(c)	10,178	9,958,288
4.99%, 07/24/26 (Call 07/24/25), (1-day SOFR + 2.160%)(c)	7,960	7,887,306
5.47%, 02/01/29 (Call 02/01/28), (1-day SOFR + 2.080%)(c)	8,090	8,045,265
5.70%, 02/01/30 (Call 02/01/29), (1-day SOFR + 1.905%)(a)(c)	1,620	1,623,642
6.31%, 06/08/29 (Call 06/08/28), (1-day SOFR + 2.640%)(a)(c)	12,910	13,215,100
7.15%, 10/29/27 (Call 10/29/26), (1-day SOFR + 2.440%)(a)(c)	3,850	3,990,728
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	4,452	4,311,174
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)(a)	8,132	7,458,619
1.15%, 05/13/26 (Call 04/13/26)(a)	6,459	5,925,196
2.00%, 03/20/28 (Call 01/20/28)(a)	9,655	8,564,388
2.45%, 03/03/27 (Call 02/03/27)(a)	10,083	9,346,259
3.00%, 03/10/25 (Call 12/10/24)(a)	2,030	1,982,003
3.20%, 03/02/27 (Call 12/02/26)	4,057	3,850,377
3.20%, 01/25/28 (Call 10/25/27)(a)	2,982	2,792,819
3.30%, 04/01/27 (Call 01/01/27)	5,077	4,822,741
3.45%, 02/13/26 (Call 11/13/25)(a)	2,138	2,068,994
3.63%, 04/01/25 (Call 01/01/25)	2,413	2,367,110
3.85%, 05/21/25 (Call 03/21/25)	4,376	4,293,991
4.00%, 02/01/29 (Call 11/01/28)(a)	50	48,023
4.20%, 03/24/25 (Call 02/24/25)	3,472	3,429,801
5.64%, 05/19/29 (Call 05/19/28), (1-day SOFR + 2.210%)(a)(c)	9,199	9,315,216
5.88%, 08/24/26 (Call 07/24/26)	6,440	6,539,430
6.20%, 11/17/29 (Call 11/17/28), (1-day SOFR + 1.878%)(c)	9,350	9,653,732
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(b)	13,770	13,514,842
Citadel Finance LLC, 3.38%, 03/09/26 (Call 02/09/26)(b)	3,512	3,285,940
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(a)(b)	3,611	3,506,019
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)(a)	1,108	1,082,639
3.75%, 06/15/28 (Call 03/15/28)	5,272	5,091,115
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(a)(b)	5,131	4,930,542
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)(a)	592	580,757

Security	Par (000)	Value

Diversified Financial Services (continued)
4.10%, 02/09/27 (Call 11/09/26)	$5,342	$5,123,469
4.50%, 01/30/26 (Call 11/30/25)(a)	2,254	2,218,006
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin, 3.88%, 02/15/26 (Call 12/15/25)(b)	2,762	2,561,553
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	2,488	2,369,820
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)(b)	1,215	1,215,049
Franklin Resources Inc., 2.85%, 03/30/25(a)	1,709	1,665,064
HPS Corporate Lending Fund, 6.75%, 01/30/29 (Call 12/30/28)(b)	1,900	1,880,912
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(a)(b)	775	747,053
Intercorp Financial Services Inc., 4.13%, 10/19/27 (Call 07/19/27)(b)	110	102,369
Invesco Finance PLC, 3.75%, 01/15/26(a)	3,180	3,090,535
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)(a)	1,211	1,197,295
Jefferies Financial Group Inc.
4.85%, 01/15/27(a)	5,312	5,275,459
5.88%, 07/21/28 (Call 06/21/28)(a)	11,165	11,384,130
6.45%, 06/08/27	2,692	2,774,330
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)(a)	2,058	1,949,510
4.50%, 09/19/28 (Call 06/19/28)	5,395	5,170,070
Legg Mason Inc., 4.75%, 03/15/26(a)	3,440	3,418,890
LPL Holdings Inc.
4.63%, 11/15/27 (Call 03/05/24)(a)(b)	2,220	2,128,806
6.75%, 11/17/28 (Call 10/17/28)(a)	2,180	2,275,509
LSEGA Financing PLC
1.38%, 04/06/26 (Call 03/06/26)(b)	6,754	6,231,845
2.00%, 04/06/28 (Call 02/06/28)(b)	1,185	1,054,112
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	5,263	5,021,314
3.30%, 03/26/27 (Call 01/26/27)	7,710	7,396,151
3.50%, 02/26/28 (Call 11/26/27)(a)	3,845	3,698,464
4.88%, 03/09/28 (Call 02/09/28)(a)	5,600	5,662,582
Mitsubishi HC Capital Inc.
3.64%, 04/13/25 (Call 03/13/25)(a)(b)	4,610	4,510,276
5.08%, 09/15/27 (Call 08/15/27)(b)	2,460	2,435,189
Mitsubishi HC Finance America LLC, 5.81%, 09/12/28 (Call 08/12/28)(a)(b)	2,615	2,659,111
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)(a)	3,438	3,338,653
5.35%, 06/28/28 (Call 05/28/28)	8,650	8,736,746
5.65%, 06/28/25	2,637	2,645,747
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27 (Call 12/15/26)(a)(b)	2,327	2,232,270
Nomura Holdings Inc.
1.65%, 07/14/26	8,090	7,404,791
1.85%, 07/16/25(a)	9,678	9,191,288
2.17%, 07/14/28(a)	8,265	7,199,224
2.33%, 01/22/27	7,754	7,113,136
2.71%, 01/22/29	2,990	2,636,301
5.10%, 07/03/25	4,130	4,089,889
5.39%, 07/06/27	3,385	3,378,426
5.71%, 01/09/26(a)	4,000	4,008,287
5.84%, 01/18/28(a)	3,735	3,781,635
6.07%, 07/12/28	6,160	6,309,512

154	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(a)(b)	$1,340	$1,295,093
ORIX Corp.
3.70%, 07/18/27	630	602,367
5.00%, 09/13/27(a)	8,329	8,320,368
Power Finance Corp. Ltd., 6.15%, 12/06/28(b)	280	286,915
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)(a)	3,824	3,709,613
6.20%, 05/15/29 (Call 02/15/29)	3,075	3,083,827
6.63%, 03/15/25 (Call 09/15/24)(a)	4,166	4,174,091
REC Ltd., 5.63%, 04/11/28(a)(b)	3,245	3,251,640
SURA Asset Management SA, 4.38%, 04/11/27(b)	35	33,558
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)(a)	937	884,390
3.95%, 12/01/27 (Call 09/01/27)	4,790	4,437,018
4.50%, 07/23/25 (Call 04/23/25)	4,694	4,588,116
4.88%, 06/13/25 (Call 05/13/25)	2,462	2,422,802
USAA Capital Corp., 3.38%, 05/01/25(b)	4,403	4,299,718
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	3,857	3,387,761
1.90%, 04/15/27 (Call 02/15/27)(a)	10,066	9,274,445
2.75%, 09/15/27 (Call 06/15/27)	4,891	4,582,694
3.15%, 12/14/25 (Call 09/14/25)	25,594	24,813,786
Voya Financial Inc.
3.65%, 06/15/26	4,270	4,097,726
4.70%, 01/23/48 (Call 01/23/28), (3-mo. LIBOR US + 2.084%)(c)	2,298	1,928,533
Western Union Co. (The), 1.35%, 03/15/26 (Call 02/15/26)	4,390	4,043,671

		971,905,675

Electric — 5.9%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(b)	3,000	2,662,302
4.38%, 04/23/25(b)	9,358	9,241,025
4.38%, 06/22/26(b)	5,900	5,792,809
Adani Transmission Step-One Ltd., 4.00%, 08/03/26(b)	3,380	3,169,426
AEP Texas Inc.
3.85%, 10/01/25 (Call 07/01/25)(b)	2,120	2,051,956
3.95%, 06/01/28 (Call 03/01/28)	4,520	4,324,174
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	3,126	2,977,218
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	8,981	8,296,405
3.30%, 07/15/25 (Call 06/15/25)(a)(b)	6,381	6,152,635
5.45%, 06/01/28 (Call 05/01/28)	8,035	8,010,364
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)(a)	650	632,033
3.75%, 09/01/27 (Call 08/01/27)	4,145	3,983,982
Alexander Funding Trust II, 7.47%, 07/31/28 (Call 06/30/28)(a)(b)	3,115	3,260,217
Alliant Energy Finance LLC, 4.25%, 06/15/28 (Call 03/15/28)(a)(b)	795	764,673
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	1,170	1,028,821
1.95%, 03/15/27 (Call 02/15/27)(a)	3,756	3,432,247
3.65%, 02/15/26 (Call 11/15/25)	2,618	2,531,285
5.00%, 01/15/29 (Call 12/15/28)	4,325	4,288,253
5.70%, 12/01/26 (Call 11/01/26)	4,660	4,713,083

Security	Par (000)	Value

Electric (continued)
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	$845	$815,049
American Electric Power Co. Inc.
3.20%, 11/13/27 (Call 08/13/27)(a)	3,745	3,503,771
3.88%, 02/15/62 (Call 11/15/26), (5-year CMT + 2.675%)(a)(c)	4,705	4,185,262
5.20%, 01/15/29 (Call 12/15/28)	5,410	5,402,575
5.70%, 08/15/25	3,695	3,699,758
5.75%, 11/01/27 (Call 10/01/27)	3,746	3,822,890
Series J, 4.30%, 12/01/28 (Call 09/01/28)	3,190	3,072,337
Series N, 1.00%, 11/01/25 (Call 10/01/25)	3,546	3,295,695
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	3,485	3,400,273
Series X, 3.30%, 06/01/27 (Call 03/01/27)	2,025	1,903,416
Arizona Public Service Co.
2.55%, 09/15/26 (Call 06/15/26)(a)	978	913,179
2.95%, 09/15/27 (Call 06/15/27)(a)	1,381	1,292,224
3.15%, 05/15/25 (Call 02/15/25)(a)	1,511	1,469,308
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	2,905	2,798,517
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28 (Call 05/01/28)(a)(b)	205	195,886
Avangrid Inc., 3.20%, 04/15/25 (Call 03/15/25)	11,443	11,130,951
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)(a)	2,266	2,134,987
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (Call 01/15/28)(a)	1,348	1,262,592
4.05%, 04/15/25 (Call 03/15/25)	7,780	7,669,133
Black Hills Corp.
3.15%, 01/15/27 (Call 07/15/26)(a)	3,431	3,246,750
3.95%, 01/15/26 (Call 07/15/25)	2,553	2,477,333
5.95%, 03/15/28 (Call 02/15/28)(a)	3,218	3,309,778
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28 (Call 09/01/28)(a)	3,800	3,833,111
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	1,630	1,545,901
Series Z, 2.40%, 09/01/26 (Call 06/01/26)(a)	2,406	2,266,890
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)(a)	3,635	3,348,247
5.25%, 08/10/26	2,780	2,780,807
Cleco Corporate Holdings LLC, 3.74%,
05/01/26 (Call 02/01/26)(a)	4,331	4,160,814
Cleveland Electric Illuminating Co. (The), 3.50%, 04/01/28 (Call 01/01/28)(a)(b)	500	465,631
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	2,040	1,893,986
3.00%, 05/15/26 (Call 02/15/26)(a)	2,550	2,422,595
3.45%, 08/15/27 (Call 05/15/27)(a)	2,697	2,554,998
3.60%, 11/15/25 (Call 08/15/25)(a)	2,296	2,219,361
Colbun SA, 3.95%, 10/11/27 (Call 07/11/27)(b)	2,235	2,129,614
Comision Federal de Electricidad, 4.75%, 02/23/27(b)	2,515	2,457,371
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	3,664	3,466,922
3.70%, 08/15/28 (Call 05/15/28)(a)	2,505	2,386,572
Series 122, 2.95%, 08/15/27 (Call 05/15/27)(a)	2,398	2,247,215
Connecticut Light & Power Co. (The)
Series A, 0.75%, 12/01/25 (Call 11/01/25)	2,754	2,551,336
Series A, 3.20%, 03/15/27 (Call 12/15/26)(a)	4,111	3,911,621
Connecticut Light and Power Co. (The), 4.65%, 01/01/29 (Call 12/01/28)	2,870	2,820,954

S C H E D U L E O F I N V E S T M E N T S	155

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)(a)	$755	$717,394
Series B, 2.90%, 12/01/26 (Call 09/01/26)(a)	2,415	2,265,294
Series B, 3.13%, 11/15/27 (Call 08/15/27)	1,985	1,867,440
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	1,750	1,688,830
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)(a)	6,215	6,036,512
5.60%, 03/01/28 (Call 02/01/28)	5,720	5,795,917
Consumers Energy Co.
3.80%, 11/15/28 (Call 08/15/28)(a)	1,478	1,415,188
4.65%, 03/01/28 (Call 01/01/28)(a)	2,900	2,883,156
4.90%, 02/15/29 (Call 12/15/28)	1,850	1,845,238
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	5,040	4,922,035
4.25%, 06/01/28 (Call 03/01/28)	4,749	4,582,608
Series A, 1.45%, 04/15/26 (Call 03/15/26)	3,897	3,599,940
Series A, 3.30%, 03/15/25 (Call 02/15/25)(a)	2,725	2,663,054
Series B, 3.60%, 03/15/27 (Call 01/15/27)	2,583	2,470,939
Series D, 2.85%, 08/15/26 (Call 05/15/26)(a)	2,986	2,820,665
DTE Electric Co.
4.85%, 12/01/26	960	958,263
Series A, 1.90%, 04/01/28 (Call 02/01/28)	535	476,638
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	4,913	4,627,080
4.88%, 06/01/28 (Call 05/01/28)	6,715	6,619,442
5.10%, 03/01/29 (Call 02/01/29)(a)	5,000	4,957,823
Series F, 1.05%, 06/01/25 (Call 05/01/25)(a)	5,580	5,283,571
Duke Energy Carolinas LLC
2.95%, 12/01/26 (Call 09/01/26)	4,714	4,493,129
3.95%, 11/15/28 (Call 08/15/28)(a)	4,605	4,436,125
Series A, 6.00%, 12/01/28(a)	1,921	2,004,737
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)(a)	4,115	3,849,480
2.65%, 09/01/26 (Call 06/01/26)	10,184	9,580,637
3.15%, 08/15/27 (Call 05/15/27)(a)	4,430	4,153,039
3.25%, 01/15/82 (Call 01/15/27), (5-year CMT + 2.321%)(a)(c)	3,183	2,684,431
4.30%, 03/15/28 (Call 02/15/28)(a)	9,146	8,885,676
4.85%, 01/05/27	2,525	2,506,069
4.85%, 01/05/29 (Call 12/05/28)	4,060	3,991,008
5.00%, 12/08/25(a)	3,300	3,288,792
5.00%, 12/08/27 (Call 11/08/27)	4,555	4,523,971
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)(a)	2,372	2,264,780
3.80%, 07/15/28 (Call 04/15/28)(a)	1,993	1,913,477
Duke Energy Ohio Inc., 3.65%, 02/01/29 (Call 11/01/28)	1,626	1,535,913
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)(a)	3,434	3,348,904
3.70%, 09/01/28 (Call 06/01/28)	530	505,465
Duquesne Light Holdings Inc., 3.62%, 08/01/27 (Call 05/01/27)(a)(b)	2,095	1,950,244
Edison International
4.13%, 03/15/28 (Call 12/15/27)(a)	6,205	5,929,620
4.70%, 08/15/25	2,397	2,363,357
4.95%, 04/15/25 (Call 03/15/25)	2,582	2,559,439
5.25%, 11/15/28 (Call 10/15/28)(a)	5,045	5,016,240
5.75%, 06/15/27 (Call 04/15/27)	4,309	4,349,166
EDP Finance BV, 1.71%, 01/24/28(b)	6,055	5,324,618
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(a)(b)	12,004	11,698,157

Security	Par (000)	Value

Electric (continued)
4.50%, 09/21/28 (Call 06/21/28)(b)	$6,000	$5,814,237
5.70%, 05/23/28 (Call 04/23/28)(a)(b)	10,120	10,302,455
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	5,722	5,487,410
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	3,784	3,638,354
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	4,840	4,708,529
Enel Finance America LLC, 7.10%, 10/14/27 (Call 09/14/27)(b)	6,940	7,302,516
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(b)	8,616	7,850,258
1.88%, 07/12/28 (Call 05/12/28)(a)(b)	2,500	2,166,995
3.50%, 04/06/28(a)(b)	8,940	8,333,934
3.63%, 05/25/27(a)(b)	5,430	5,161,085
4.25%, 06/15/25(a)(b)	4,885	4,800,659
4.63%, 06/15/27 (Call 05/15/27)(a)(b)	5,635	5,524,508
6.80%, 10/14/25(a)(b)	5,250	5,352,096
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)(a)	4,251	4,123,511
4.00%, 06/01/28 (Call 03/01/28)(a)	720	692,655
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)(a)	5,409	5,055,685
1.90%, 06/15/28 (Call 04/15/28)(a)	5,185	4,556,237
2.95%, 09/01/26 (Call 06/01/26)	4,678	4,439,443
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	2,848	2,660,056
3.12%, 09/01/27 (Call 06/01/27)	1,918	1,805,835
3.25%, 04/01/28 (Call 01/01/28)(a)	3,377	3,165,398
4.44%, 01/15/26 (Call 10/15/25)	440	434,472
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	935	855,913
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)(a)	4,770	4,493,356
3.10%, 04/01/27 (Call 01/01/27)(a)	1,650	1,555,192
3.25%, 12/01/25 (Call 09/01/25)(a)	1,518	1,464,892
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	1,763	1,720,055
Evergy Missouri West Inc., 5.15%, 12/15/27 (Call 11/15/27)(a)(b)	1,973	1,965,337
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	4,975	4,652,324
3.35%, 03/15/26 (Call 12/15/25)	1,843	1,770,102
4.60%, 07/01/27 (Call 06/01/27)(a)	4,751	4,641,620
4.75%, 05/15/26	3,305	3,263,172
5.00%, 01/01/27	2,225	2,210,457
5.45%, 03/01/28 (Call 02/01/28)(a)	11,770	11,831,089
5.95%, 02/01/29 (Call 01/01/29)(a)	4,590	4,700,500
Series M, 3.30%, 01/15/28 (Call 10/15/27)	410	381,858
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	2,353	2,197,521
Series U, 1.40%, 08/15/26 (Call 07/15/26)	1,807	1,643,162
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	5,160	4,799,973
3.40%, 04/15/26 (Call 01/15/26)	4,999	4,813,083
3.95%, 06/15/25 (Call 03/15/25)	5,586	5,481,616
5.15%, 03/15/28 (Call 02/15/28)	13,055	13,019,479
5.15%, 03/15/29 (Call 02/15/29)	940	935,976
Fells Point Funding Trust, 3.05%, 01/31/27 (Call 12/31/26)(a)(b)	6,954	6,506,847
FirstEnergy Transmission LLC, 2.87%, 09/15/28 (Call 07/15/28)(a)(b)	50	45,168

156	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	$10,362	$10,103,921
3.13%, 12/01/25 (Call 06/01/25)	5,441	5,280,700
4.40%, 05/15/28 (Call 03/15/28)(a)	11,674	11,462,113
4.45%, 05/15/26 (Call 04/15/26)	3,835	3,800,932
5.05%, 04/01/28 (Call 03/01/28)	11,294	11,378,628
Series A, 3.30%, 05/30/27 (Call 02/28/27)	2,388	2,265,540
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	7,573	7,153,600
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)(a)	1,914	1,838,986
3.25%, 03/30/27 (Call 12/30/26)(a)	2,870	2,711,663
4.65%, 05/16/28 (Call 03/16/28)	5,135	5,060,734
5.00%, 02/23/27 (Call 01/23/27)	965	963,183
Iberdrola International BV, 5.81%, 03/15/25	1,975	1,981,447
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)(a)	2,490	2,373,984
Interstate Power & Light Co.
3.40%, 08/15/25 (Call 05/15/25)(a)	794	770,053
4.10%, 09/26/28 (Call 06/26/28)(a)	3,760	3,601,530
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)(a)	3,644	3,479,904
3.35%, 11/15/27 (Call 08/15/27)	3,345	3,136,771
4.95%, 09/22/27 (Call 08/22/27)(b)	6,607	6,563,830
Jersey Central Power & Light Co., 4.30%, 01/15/26 (Call 10/15/25)(a)(b)	4,565	4,455,711
Kallpa Generacion SA
4.13%, 08/16/27 (Call 05/16/27)(b)	3,600	3,397,433
4.88%, 05/24/26 (Call 02/24/26)(b)	375	366,094
Kentucky Utilities Co., 3.30%, 10/01/25 (Call 07/01/25)	2,283	2,204,828
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(a)(b)	8,049	7,712,320
3.60%, 05/06/25(b)	270	264,270
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(b)	1,830	1,679,066
Liberty Utilities Co., 5.58%, 01/31/29 (Call 12/31/28)(a)(b)	1,650	1,653,871
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	1,075	1,043,310
Metropolitan Edison Co.
4.00%, 04/15/25(a)(b)	1,041	1,018,942
4.30%, 01/15/29 (Call 10/15/28)(a)(b)	2,535	2,436,104
5.20%, 04/01/28 (Call 03/01/28)(a)(b)	4,515	4,505,812
MidAmerican Energy Co., 3.10%, 05/01/27 (Call 02/01/27)	5,050	4,775,962
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28 (Call 02/15/28)(a)(b)	5,465	5,233,834
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)(a)	1,105	1,058,260
Monongahela Power Co., 3.55%, 05/15/27 (Call 02/15/27)(a)(b)	3,377	3,202,559
Narragansett Electric Co. (The), 3.92%, 08/01/28 (Call 05/01/28)(a)(b)	390	374,512
National Grid PLC, 5.60%, 06/12/28 (Call 05/12/28)	6,435	6,515,076
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)(a)	4,721	4,308,752
3.05%, 04/25/27 (Call 01/25/27)	2,820	2,680,172
3.25%, 11/01/25 (Call 08/01/25)	2,847	2,760,128

Security	Par (000)	Value

Electric (continued)
3.40%, 02/07/28 (Call 11/07/27)	$4,935	$4,668,330
3.45%, 06/15/25(a)	2,198	2,147,905
3.90%, 11/01/28 (Call 08/01/28)(a)	1,065	1,022,792
4.45%, 03/13/26 (Call 02/13/26)	4,305	4,251,439
4.80%, 02/05/27 (Call 01/05/27)(a)	3,765	3,746,235
4.80%, 03/15/28 (Call 02/15/28)	4,368	4,347,858
4.85%, 02/07/29 (Call 01/07/29)	2,800	2,774,335
5.05%, 09/15/28 (Call 08/15/28)	4,475	4,488,522
5.25%, 04/20/46 (Call 04/20/26), (3-mo. LIBOR US + 3.630%)(c)	65	62,950
5.45%, 10/30/25	3,180	3,190,380
5.60%, 11/13/26 (Call 10/13/26)(a)	2,010	2,036,802
7.13%, 09/15/53 (Call 06/15/28), (5-year CMT + 3.533%)(c)	180	186,099
New York State Electric & Gas Corp.
3.25%, 12/01/26 (Call 09/01/26)(a)(b)	1,675	1,577,905
5.65%, 08/15/28 (Call 07/15/28)(a)(b)	1,000	1,022,109
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	6,737	6,147,110
1.90%, 06/15/28 (Call 04/15/28)	6,430	5,627,871
3.55%, 05/01/27 (Call 02/01/27)	10,215	9,721,006
3.80%, 03/15/82 (Call 03/15/27), (5-year CMT + 2.547%)(a)(c)	2,565	2,272,871
4.45%, 06/20/25	8,775	8,656,738
4.63%, 07/15/27 (Call 06/15/27)	8,513	8,376,393
4.80%, 12/01/77 (Call 12/01/27), (3-mo. LIBOR US + 2.409%)(a)(c)	3,140	2,845,725
4.90%, 02/28/28 (Call 01/28/28)(a)	14,885	14,759,537
4.90%, 03/15/29 (Call 02/15/29)	5,750	5,678,456
4.95%, 01/29/26	5,850	5,804,329
5.75%, 09/01/25	4,425	4,448,636
6.05%, 03/01/25(a)	9,620	9,654,597
Niagara Mohawk Power Corp., 4.28%, 12/15/28 (Call 09/15/28)(a)(b)	1,275	1,211,361
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(a)(b)	3,688	3,455,382
2.45%, 12/02/27 (Call 10/02/27)(b)	6,505	5,809,922
NSTAR Electric Co.
2.70%, 06/01/26 (Call 03/01/26)(a)	993	938,157
3.20%, 05/15/27 (Call 02/15/27)	3,151	3,003,514
3.25%, 11/15/25 (Call 08/15/25)	1,380	1,332,457
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)(a)	3,215	3,080,343
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	3,350	3,114,811
2.95%, 04/01/25 (Call 01/01/25)	2,397	2,337,769
3.70%, 11/15/28 (Call 08/15/28)	3,385	3,207,264
4.30%, 05/15/28 (Call 04/15/28)	1,220	1,187,874
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)(a)	6,678	5,980,550
2.95%, 03/01/26 (Call 12/01/25)	4,554	4,321,766
3.00%, 06/15/28 (Call 04/15/28)(a)	5,636	5,117,322
3.15%, 01/01/26	12,903	12,334,259
3.30%, 03/15/27 (Call 12/15/26)	2,805	2,628,939
3.30%, 12/01/27 (Call 09/01/27)	7,540	6,976,766
3.45%, 07/01/25	5,864	5,695,390
3.50%, 06/15/25 (Call 03/15/25)	4,254	4,127,169
3.75%, 07/01/28	5,785	5,385,395
4.65%, 08/01/28 (Call 05/01/28)	2,050	1,960,105
4.95%, 06/08/25	2,257	2,235,424
5.45%, 06/15/27 (Call 05/15/27)	2,902	2,897,399

S C H E D U L E O F I N V E S T M E N T S	157

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.55%, 05/15/29 (Call 04/15/29)	$4,350	$4,358,979
6.10%, 01/15/29 (Call 12/15/28)	1,235	1,264,224
PacifiCorp
3.35%, 07/01/25 (Call 04/01/25)(a)	1,800	1,752,617
5.10%, 02/15/29 (Call 01/15/29)	3,325	3,313,896
Palomino Funding Trust I, 7.23%, 05/17/28 (Call 04/17/28)(a)(b)	3,050	3,178,409
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)(a)	2,146	2,085,322
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(a)(b)	1,875	1,730,617
Series 144A, 5.15%, 03/30/26(a)(b)	2,115	2,095,505
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 05/15/27(b)	11,940	11,417,625
5.45%, 05/21/28(a)(b)	8,045	7,995,656
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)(a)	4,044	3,838,416
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	5,283	5,036,312
Public Service Co. of Colorado
2.90%, 05/15/25 (Call 11/15/24)	1,905	1,846,765
3.70%, 06/15/28 (Call 12/15/27)	700	667,409
Public Service Co. of New Mexico, 3.85%, 08/01/25 (Call 05/01/25)(a)	2,155	2,094,023
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)(a)	3,478	3,217,580
2.25%, 09/15/26 (Call 06/15/26)	3,233	3,030,436
3.00%, 05/15/25 (Call 02/15/25)(a)	2,038	1,986,155
3.00%, 05/15/27 (Call 02/15/27)	3,339	3,155,190
3.65%, 09/01/28 (Call 06/01/28)(a)	420	400,141
3.70%, 05/01/28 (Call 02/01/28)	400	382,603
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	4,321	4,045,408
5.85%, 11/15/27 (Call 10/15/27)(a)	4,685	4,800,546
5.88%, 10/15/28 (Call 09/15/28)	5,875	6,030,465
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)(a)	4,320	3,837,893
3.65%, 05/15/25 (Call 02/15/25)	3,022	2,943,965
Puget Sound Energy Inc., 7.02%, 12/01/27(a)	1,120	1,175,532
Rochester Gas and Electric Corp., 3.10%, 06/01/27 (Call 03/01/27)(a)(b)	2,500	2,343,630
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	3,830	3,632,064
4.95%, 08/15/28 (Call 07/15/28)(a)	5,495	5,493,710
6.00%, 06/01/26(a)	2,085	2,122,851
Sempra
3.25%, 06/15/27 (Call 03/15/27)	4,398	4,138,158
3.30%, 04/01/25 (Call 03/01/25)	2,140	2,089,277
3.40%, 02/01/28 (Call 11/01/27)	6,060	5,698,779
4.13%, 04/01/52 (Call 01/01/27), (5-year CMT + 2.868%)(c)	7,658	7,025,985
5.40%, 08/01/26 (Call 07/01/26)	5,070	5,082,683
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	3,741	3,544,076
Southern California Edison Co.
4.88%, 02/01/27 (Call 01/01/27)	3,430	3,411,018
4.90%, 06/01/26 (Call 05/01/26)	2,960	2,939,429
5.30%, 03/01/28 (Call 02/01/28)	2,260	2,281,496
5.35%, 03/01/26	3,075	3,077,476
5.65%, 10/01/28 (Call 09/01/28)	6,920	7,086,171

Security	Par (000)	Value

Electric (continued)
5.85%, 11/01/27 (Call 10/01/27)	$5,170	$5,293,686
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)(a)	2,494	2,312,763
Series B, 3.65%, 03/01/28 (Call 12/01/27)	35	33,158
Series C, 4.20%, 06/01/25(a)	2,145	2,113,840
Series D, 4.70%, 06/01/27 (Call 05/01/27)(a)	4,560	4,510,152
Series E, 3.70%, 08/01/25 (Call 06/01/25)	6,005	5,865,793
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	11,522	11,018,370
4.85%, 06/15/28 (Call 04/15/28)	5,170	5,122,877
5.11%, 08/01/27	5,728	5,713,608
5.15%, 10/06/25	3,210	3,205,604
5.50%, 03/15/29 (Call 01/15/29)	2,325	2,358,066
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26), (5-year CMT + 2.915%)(c)	6,200	5,814,715
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	3,445	3,029,902
Series B, 4.00%, 01/15/51 (Call 10/15/25), (5-year CMT + 3.733%)(a)(c)	7,920	7,605,663
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	4,738	4,362,368
4.15%, 12/01/25 (Call 09/01/25)(a)	5,163	5,075,045
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)(a)	3,053	2,866,136
Series M, 4.10%, 09/15/28 (Call 06/15/28)(a)	1,375	1,317,816
Series N, 1.65%, 03/15/26 (Call 02/15/26)(a)	3,243	3,017,217
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29 (Call 11/27/28)(b)	25	23,282
SP PowerAssets Ltd.
3.00%, 09/26/27(b)	55	51,613
3.25%, 11/24/25(a)(b)	2,088	2,022,430
State Grid Overseas Investment BVI Ltd.
3.50%, 05/04/27(a)(b)	15,364	14,751,035
4.25%, 05/02/28(a)(b)	4,155	4,088,165
System Energy Resources Inc., 6.00%, 04/15/28 (Call 03/15/28)	3,234	3,271,672
Tampa Electric Co., 4.90%, 03/01/29 (Call 02/01/29)	2,120	2,108,748
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)(b)	9,005	8,476,156
3.15%, 06/02/26(a)(b)	5,305	5,084,626
3.70%, 06/10/25(b)	1,574	1,542,866
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(a)(b)	3,783	3,702,563
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)	3,046	2,857,137
Virginia Electric & Power Co.
Series A, 3.10%, 05/15/25 (Call 02/15/25)	2,323	2,258,907
Series A, 3.15%, 01/15/26 (Call 10/15/25)	4,860	4,693,267
Series A, 3.50%, 03/15/27 (Call 12/15/26)	5,218	4,996,741
Series A, 3.80%, 04/01/28 (Call 01/01/28)	4,360	4,181,367
Series B, 2.95%, 11/15/26 (Call 08/15/26)	2,849	2,699,961
Series B, 3.75%, 05/15/27 (Call 04/15/27)	4,359	4,192,459
Vistra Operations Co. LLC	5,532	5,232,486
3.70%, 01/30/27 (Call 11/30/26)(a)(b)
5.13%, 05/13/25(b)	5,427	5,382,269
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	3,568	3,138,630
2.20%, 12/15/28 (Call 10/15/28)(a)	3,390	2,978,275
4.75%, 01/09/26 (Call 12/09/25)	6,290	6,228,724
4.75%, 01/15/28 (Call 12/15/27)(a)	3,310	3,271,592

158	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.00%, 09/27/25 (Call 08/27/25)(a)	$3,420	$3,401,047
5.15%, 10/01/27 (Call 09/01/27)	5,500	5,494,483
5.60%, 09/12/26 (Call 08/12/26)(a)	3,295	3,327,144
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)(a)	24	21,143
3.10%, 06/01/25 (Call 03/01/25)(a)	1,430	1,391,098
Wisconsin Power and Light Co., 3.05%, 10/15/27 (Call 07/15/27)	2,634	2,458,230
Wisconsin Public Service Corp., 5.35%, 11/10/25 (Call 10/10/25)(a)	2,132	2,135,836
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	4,099	3,685,534
3.30%, 06/01/25 (Call 12/01/24)	3,966	3,859,005
3.35%, 12/01/26 (Call 06/01/26)	4,130	3,902,210
4.00%, 06/15/28 (Call 12/15/27)(a)	3,720	3,550,496

		1,269,934,310

Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(a)	4,927	4,456,495
1.80%, 10/15/27 (Call 08/15/27)(a)	1,709	1,539,413
2.00%, 12/21/28 (Call 10/21/28)(a)	3,135	2,764,680
3.15%, 06/01/25 (Call 03/01/25)	3,524	3,443,457
Molex Electronic Technologies LLC, 3.90%, 04/15/25 (Call 01/15/25)(a)(b)	2,715	2,631,986

		14,836,031

Electronics — 0.6%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)(a)	1,760	1,663,992
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	3,113	3,009,584
4.75%, 03/30/26	1,515	1,504,561
Arrow Electronics Inc.
3.88%, 01/12/28 (Call 10/12/27)(a)	4,005	3,783,502
4.00%, 04/01/25 (Call 01/01/25)(a)	2,746	2,697,706
6.13%, 03/01/26 (Call 03/11/24)(a)	4,265	4,261,056
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)(a)	3,990	3,904,138
6.25%, 03/15/28 (Call 02/15/28)(a)	3,770	3,834,216
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	4,400	4,253,381
4.75%, 06/15/25 (Call 03/15/25)(a)	4,045	3,997,267
6.00%, 01/15/28 (Call 12/15/27)	3,150	3,201,787
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	6,310	6,024,334
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)(a)	6,207	5,575,339
1.35%, 06/01/25 (Call 05/01/25)(a)	8,477	8,101,777
2.50%, 11/01/26 (Call 08/01/26)(a)	9,972	9,398,606
4.25%, 01/15/29 (Call 12/15/28)(a)	2,340	2,288,305
4.95%, 02/15/28 (Call 01/15/28)(a)	3,403	3,437,503
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	1,435	1,346,350
3.35%, 03/01/26 (Call 12/01/25)(a)	2,706	2,612,854
3.50%, 02/15/28 (Call 11/15/27)	3,640	3,437,820
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	3,696	3,421,104
3.95%, 01/12/28 (Call 10/12/27)	1,560	1,473,621
4.25%, 05/15/27 (Call 04/15/27)	5,618	5,422,135
5.45%, 02/01/29 (Call 01/01/29)(a)	1,790	1,786,738
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	4,987	4,908,798

Security	Par (000)	Value

Electronics (continued)
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)(a)	$4,569	$4,161,129
2.38%, 08/09/28 (Call 06/09/28)(a)	1,910	1,661,591
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)(a)	4,720	4,682,961
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)(a)	2,799	2,642,825
3.70%, 02/15/26 (Call 11/15/25)(a)	2,497	2,432,258
4.50%, 02/13/26(a)	3,210	3,174,312
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	3,387	3,121,624
2.40%, 04/01/28 (Call 02/01/28)	3,790	3,311,908

		120,535,082

Engineering & Construction — 0.1%
Jacobs Engineering Group Inc., 6.35%, 08/18/28 (Call 07/18/28)	6,575	6,786,255
MasTec Inc., 4.50%, 08/15/28 (Call 04/01/24)(a)(b)	550	515,756
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(b)	3,525	3,266,668
4.25%, 10/31/26 (Call 07/31/26)(a)(b)	6,619	6,339,702
Ste Transcore Holdings Inc., 3.38%, 05/05/27 (Call 02/05/27)(b)	7,025	6,688,381
Sydney Airport Finance Co. Pty. Ltd.
3.38%, 04/30/25 (Call 01/30/25)(a)(b)	2,134	2,079,829
3.63%, 04/28/26 (Call 01/28/26)(b)	5,686	5,470,433

		31,147,024

Entertainment — 0.2%
Warnermedia Holdings Inc.
3.64%, 03/15/25	11,687	11,440,381
3.76%, 03/15/27 (Call 02/15/27)	25,750	24,365,649
3.79%, 03/15/25 (Call 03/11/24)	3,807	3,731,936
6.41%, 03/15/26 (Call 03/15/24)	5,465	5,463,567

		45,001,533

Environmental Control — 0.2%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)(a)	2,520	2,338,368
2.90%, 07/01/26 (Call 04/01/26)(a)	3,624	3,461,991
3.20%, 03/15/25 (Call 12/15/24)	3,019	2,952,883
3.38%, 11/15/27 (Call 08/15/27)	3,155	2,994,482
3.95%, 05/15/28 (Call 02/15/28)	6,240	6,009,251
Veralto Corp.
5.35%, 09/18/28 (Call 08/18/28)(b)	5,605	5,643,020
5.50%, 09/18/26 (Call 08/18/26)(a)(b)	4,590	4,609,723
Waste Connections Inc., 4.25%, 12/01/28 (Call 09/01/28)(a)	2,390	2,315,602
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)(a)	3,415	3,170,829
1.15%, 03/15/28 (Call 01/15/28)(a)	4,795	4,158,222
3.15%, 11/15/27 (Call 08/15/27)(a)	4,921	4,631,000
4.88%, 02/15/29 (Call 01/15/29)(a)	4,305	4,308,955
7.00%, 07/15/28	175	190,081

		46,784,407

Food — 1.7%
Bimbo Bakeries USA Inc., 6.05%, 01/15/29 (Call 12/15/28)(b)	325	334,591
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	2,747	2,681,401
3.95%, 03/15/25 (Call 01/15/25)	5,318	5,232,773
4.15%, 03/15/28 (Call 12/15/27)(a)	7,855	7,578,890

S C H E D U L E O F I N V E S T M E N T S	159

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Cencosud SA, 4.38%, 07/17/27 (Call 04/17/27)(a)(b)	$4,630	$4,455,374
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	6,652	5,783,468
4.60%, 11/01/25 (Call 09/01/25)(a)	6,974	6,871,422
4.85%, 11/01/28 (Call 08/01/28)(a)	5,860	5,756,600
5.30%, 10/01/26(a)	3,675	3,675,870
7.00%, 10/01/28(a)	7,035	7,515,353
7.13%, 10/01/26(a)	2,065	2,150,154
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(b)	13,109	12,410,017
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)(a)	1,275	1,221,358
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)(a)	5,054	4,803,746
4.00%, 04/17/25 (Call 02/17/25)(a)	6,228	6,128,522
4.20%, 04/17/28 (Call 01/17/28)(a)	14,240	13,826,710
4.70%, 01/30/27 (Call 12/20/26)(a)	3,420	3,387,118
5.24%, 11/18/25 (Call 03/18/24)(a)	2,610	2,607,089
5.50%, 10/17/28 (Call 09/17/28)(a)	3,182	3,233,889
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)(a)	2,428	2,307,153
2.30%, 08/15/26 (Call 05/15/26)	3,944	3,721,953
3.20%, 08/21/25 (Call 05/21/25)(a)	2,055	2,006,099
4.25%, 05/04/28 (Call 04/04/28)(a)	1,700	1,671,931
Hormel Foods Corp., 1.70%, 06/03/28 (Call 04/03/28)(a)	6,305	5,565,575
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	3,737	3,564,918
J M Smucker Co. (The), 5.90%, 11/15/28 (Call 10/15/28)	6,715	6,909,994
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)(a)	6,565	6,023,009
3.00%, 02/02/29 (Call 12/02/28)	950	832,771
5.13%, 02/01/28 (Call 01/01/28)	5,649	5,534,959
JM Smucker Co. (The)
3.38%, 12/15/27 (Call 09/15/27)(a)	3,480	3,281,423
3.50%, 03/15/25	7,493	7,339,823
Kellanova
3.25%, 04/01/26(a)	5,186	4,985,413
3.40%, 11/15/27 (Call 08/15/27)(a)	4,210	3,969,677
4.30%, 05/15/28 (Call 02/15/28)(a)	4,510	4,383,407
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)(a)	12,657	12,072,207
3.88%, 05/15/27 (Call 02/15/27)(a)	9,042	8,733,142
4.63%, 01/30/29 (Call 10/30/28)	2,350	2,307,390
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	5,056	4,752,069
3.50%, 02/01/26 (Call 11/01/25)(a)	3,782	3,667,530
3.70%, 08/01/27 (Call 05/01/27)	4,065	3,903,305
4.50%, 01/15/29 (Call 10/15/28)	3,605	3,525,331
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(a)(b)	3,898	3,534,956
2.70%, 04/01/25 (Call 03/01/25)(a)(b)	5,127	4,989,400
4.55%, 04/20/28 (Call 03/20/28)(a)(b)	7,966	7,855,638
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)(a)	3,623	3,331,413
3.25%, 11/15/25 (Call 08/15/25)	2,220	2,140,866
3.40%, 08/15/27 (Call 05/15/27)	5,143	4,871,926

Security	Par (000)	Value

Food (continued)
Mondelez International Holdings Netherlands BV
1.25%, 09/24/26 (Call 08/24/26)(b)	$2,690	$2,437,752
4.25%, 09/15/25(b)	3,500	3,445,615
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)(a)	5,350	5,114,212
2.63%, 03/17/27 (Call 02/17/27)	5,245	4,892,842
4.13%, 05/07/28 (Call 02/07/28)(a)	3,078	3,015,039
4.75%, 02/20/29 (Call 01/20/29)	3,150	3,113,780
Nestle Holdings Inc.
0.63%, 01/15/26 (Call 12/15/25)(a)(b)	5,332	4,917,748
1.00%, 09/15/27 (Call 07/15/27)(a)(b)	7,148	6,284,245
1.15%, 01/14/27 (Call 12/14/26)(a)(b)	3,503	3,159,709
1.50%, 09/14/28 (Call 07/14/28)(a)(b)	5,745	4,992,457
3.50%, 09/24/25 (Call 07/24/25)(b)	6,105	5,970,324
3.63%, 09/24/28 (Call 06/24/28)(a)(b)	9,670	9,250,701
4.00%, 09/12/25 (Call 08/12/25)(a)(b)	5,522	5,443,574
4.13%, 10/01/27 (Call 09/01/27)(a)(b)	3,640	3,559,609
5.00%, 03/14/28 (Call 02/14/28)(b)	6,218	6,275,650
5.00%, 09/12/28 (Call 08/12/28)(a)(b)	3,195	3,226,050
5.25%, 03/13/26(a)(b)	6,725	6,760,540
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(a)(b)	6,729	6,517,387
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(b)	90	87,583
Smithfield Foods Inc., 4.25%, 02/01/27 (Call 11/01/26)(b)	4,080	3,903,891
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	5,413	5,107,800
3.30%, 07/15/26 (Call 04/15/26)(a)	6,732	6,460,077
3.75%, 10/01/25 (Call 07/01/25)	5,598	5,458,294
5.75%, 01/17/29 (Call 12/17/28)(a)	3,175	3,248,280
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	9,057	8,584,073
4.00%, 03/01/26 (Call 01/01/26)	5,942	5,801,238
5.40%, 03/15/29 (Call 02/15/29)	3,075	3,074,654
Walmart Inc., 3.90%, 09/09/25	11,055	10,885,740

		368,426,487

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	3,730	3,502,153
Georgia-Pacific LLC
0.95%, 05/15/26 (Call 04/15/26)(a)(b)	5,782	5,286,221
1.75%, 09/30/25 (Call 08/30/25)(b)	6,152	5,824,103
2.10%, 04/30/27 (Call 02/28/27)(a)(b)	4,350	3,978,388
7.25%, 06/01/28(a)	330	351,992
Inversiones CMPC SA, 4.38%, 04/04/27(a)(b)	2,438	2,350,100
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25(a)	4,969	5,126,434
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)(a)	475	414,121
5.75%, 07/14/26(a)(b)	780	778,749
6.00%, 01/15/29 (Call 10/15/28)	1,460	1,459,111
Suzano International Finance BV, 5.50%, 01/17/27	5,340	5,325,191
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	1,000	1,049,381

		35,445,944

Gas — 0.5%
APA Infrastructure Ltd.
4.20%, 03/23/25 (Call 12/23/24)(a)(b)	8,469	8,337,956

160	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
4.25%, 07/15/27 (Call 04/15/27)(a)(b)	$4,285	$4,181,623
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)	2,273	2,137,369
Boston Gas Co., 3.15%, 08/01/27 (Call 05/01/27)(b)	3,315	3,077,639
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(a)(b)	4,886	4,671,401
4.63%, 08/05/27 (Call 07/05/27)(b)	2,150	2,079,367
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (Call 01/01/28)(a)	1,065	1,022,706
5.25%, 03/01/28 (Call 02/01/28)	6,985	7,032,033
East Ohio Gas Co. (The), 1.30%, 06/15/25 (Call 05/15/25)(b)	4,299	4,076,401
KeySpan Gas East Corp., 2.74%, 08/15/26 (Call 05/15/26)(a)(b)	6,226	5,811,376
National Fuel Gas Co.
3.95%, 09/15/27 (Call 06/15/27)	2,348	2,225,676
4.75%, 09/01/28 (Call 06/01/28)(a)	1,150	1,110,715
5.20%, 07/15/25 (Call 04/15/25)(a)	2,771	2,748,740
5.50%, 01/15/26 (Call 12/15/25)(a)	3,670	3,656,852
5.50%, 10/01/26(a)	2,035	2,031,876
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)(a)	8,753	8,211,552
3.49%, 05/15/27 (Call 02/15/27)	5,428	5,158,559
5.25%, 03/30/28 (Call 02/29/28)(a)	6,105	6,131,886
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	3,935	3,700,387
3.20%, 06/15/25 (Call 03/15/25)(a)	3,171	3,092,750
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	4,865	4,609,066
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)(a)	4,995	4,774,754
3.88%, 11/15/25 (Call 08/15/25)(a)	2,545	2,475,662
Southwest Gas Corp.
3.70%, 04/01/28 (Call 01/01/28)	184	173,656
5.45%, 03/23/28 (Call 02/23/28)(a)	2,852	2,878,749
5.80%, 12/01/27 (Call 11/01/27)(a)	1,080	1,100,028

		96,508,779

Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)(a)	2,520	2,448,066
Regal Rexnord Corp.
6.05%, 02/15/26(b)	5,635	5,658,330
6.05%, 04/15/28 (Call 03/15/28)(a)(b)	8,698	8,752,621
Snap-on Inc., 3.25%, 03/01/27 (Call 12/01/26)(a)	808	772,430
Stanley Black & Decker Inc.
3.40%, 03/01/26 (Call 01/01/26)	3,514	3,389,157
4.00%, 03/15/60 (Call 03/15/25), (5-year CMT + 2.657%)(a)(c)	4,732	4,219,514
4.25%, 11/15/28 (Call 08/15/28)(a)	2,640	2,549,202
6.00%, 03/06/28 (Call 02/06/28)(a)	2,968	3,065,527
6.27%, 03/06/26 (Call 03/11/24)	950	950,010

		31,804,857

Health Care - Products — 0.7%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(a)	1,440	1,263,344
3.75%, 11/30/26 (Call 08/30/26)	11,040	10,748,659
3.88%, 09/15/25 (Call 06/15/25)(a)	3,595	3,539,154
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)(a)	1,696	1,613,141

Security	Par (000)	Value

Health Care - Products (continued)
Alcon Finance Corp., 2.75%, 09/23/26 (Call 07/23/26)(b)	$3,634	$3,411,235
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)	9,012	8,197,589
2.27%, 12/01/28 (Call 10/01/28)	7,100	6,222,819
2.60%, 08/15/26 (Call 05/15/26)	5,000	4,690,587
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)(a)	4,351	4,171,939
3.75%, 03/01/26 (Call 01/01/26)(a)	432	420,020
4.00%, 03/01/28 (Call 12/01/27)	600	581,003
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)(a)	4,125	4,022,888
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	1,535	1,490,815
GE HealthCare Technologies Inc.
5.60%, 11/15/25 (Call 10/15/25)	10,175	10,208,758
5.65%, 11/15/27 (Call 10/15/27)	11,370	11,548,811
HCA Inc., 3.13%, 03/15/27 (Call 02/15/27)	6,389	6,003,216
Medtronic Global Holdings SCA, 4.25%, 03/30/28 (Call 02/29/28)	8,003	7,827,958
Olympus Corp., 2.14%, 12/08/26 (Call 11/08/26)(b)	2,672	2,446,479
Revvity Inc., 1.90%, 09/15/28 (Call 07/15/28)(a) .	1,540	1,329,359
Solventum Corp.
5.40%, 03/01/29 (Call 02/01/29)(b)	5,845	5,835,926
5.45%, 02/25/27 (Call 01/25/27)(b)	3,485	3,491,571
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)(a)	4,688	4,447,403
3.38%, 11/01/25 (Call 08/01/25)(a)	4,859	4,717,660
3.50%, 03/15/26 (Call 12/15/25)	7,196	6,975,722
3.65%, 03/07/28 (Call 12/07/27)(a)	5,013	4,780,781
4.85%, 12/08/28 (Call 11/08/28)	3,340	3,329,522
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)(a)	4,365	3,833,777
4.80%, 11/21/27 (Call 10/21/27)	4,134	4,136,876
4.95%, 08/10/26 (Call 07/10/26)	4,980	4,984,181
5.00%, 12/05/26 (Call 11/05/26)	3,755	3,764,311
5.00%, 01/31/29 (Call 12/31/28)	6,240	6,276,906
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26 (Call 12/15/25)	3,942	3,787,297
3.55%, 04/01/25 (Call 01/01/25)	6,059	5,928,688
5.35%, 12/01/28 (Call 11/01/28)	4,275	4,322,738

		160,351,133

Health Care - Services — 1.6%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)	3,855	3,692,740
Blue Cross and Blue Shield of Minnesota, 3.79%, 05/01/25 (Call 02/01/25)(b)	2,092	2,027,998
Bon Secours Mercy Health Inc., Series 2018, 4.30%, 07/01/28 (Call 01/01/28)(a)	155	151,407
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	12,372	10,903,863
4.25%, 12/15/27 (Call 03/18/24)(a)	17,262	16,420,423
CommonSpirit Health, 1.55%, 10/01/25 (Call 07/01/25)	3,407	3,200,222
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)(a)	6,651	6,178,678
3.65%, 12/01/27 (Call 09/01/27)(a)	11,158	10,666,745
4.10%, 03/01/28 (Call 12/01/27)	8,393	8,119,241
4.90%, 02/08/26 (Call 03/11/24)(a)	4,098	4,069,368
5.35%, 10/15/25 (Call 09/15/25)	2,775	2,771,995

S C H E D U L E O F I N V E S T M E N T S	161

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Fresenius Medical Care U.S. Finance III Inc., 1.88%, 12/01/26 (Call 11/01/26)(a)(b)	$5,480	$4,941,684
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	7,450	7,291,364
5.20%, 06/01/28 (Call 05/01/28)(a)	7,550	7,521,896
5.25%, 04/15/25	8,956	8,913,992
5.25%, 06/15/26 (Call 12/15/25)	9,746	9,686,670
5.38%, 09/01/26 (Call 03/01/26)	6,594	6,574,987
5.63%, 09/01/28 (Call 03/01/28)(a)	10,760	10,843,061
5.88%, 02/15/26 (Call 08/15/25)	9,970	10,011,321
5.88%, 02/01/29 (Call 08/01/28)	1,650	1,679,391
7.69%, 06/15/25(a)	2,300	2,356,677
Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 06/01/25 (Call 05/01/25)(b)	3,951	3,763,437
Highmark Inc., 1.45%, 05/10/26 (Call 04/10/26)(a)(b)	3,901	3,558,841
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)(a)	5,673	5,086,775
3.95%, 03/15/27 (Call 12/15/26)(a)	4,544	4,388,839
4.50%, 04/01/25 (Call 03/01/25)	4,417	4,371,176
5.70%, 03/13/26 (Call 03/13/24)	700	694,739
5.75%, 03/01/28 (Call 02/01/28)(a)	3,510	3,578,786
5.75%, 12/01/28 (Call 11/01/28)(a)	2,360	2,410,268
IQVIA Inc., 5.70%, 05/15/28 (Call 04/15/28)(a)	5,315	5,353,587
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	1,660	1,578,224
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	3,825	3,526,921
3.60%, 09/01/27 (Call 06/01/27)(a)	4,211	4,004,200
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)(a)	2,636	2,450,249
Premier Health Partners, Series G, 2.91%, 11/15/26 (Call 05/15/26)	1,017	927,012
Providence St Joseph Health Obligated Group, Series H, 2.75%, 10/01/26 (Call 07/01/26)	1,030	964,337
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)(a)	3,936	3,787,321
3.50%, 03/30/25 (Call 12/30/24)(a)	4,999	4,907,959
Roche Holdings Inc.
0.99%, 03/05/26 (Call 02/05/26)(a)(b)	4,347	4,020,922
1.93%, 12/13/28 (Call 10/13/28)(a)(b)	8,915	7,810,628
2.31%, 03/10/27 (Call 02/10/27)(b)	8,517	7,937,683
2.38%, 01/28/27 (Call 10/28/26)(a)(b)	5,513	5,163,310
2.63%, 05/15/26 (Call 02/15/26)(b)	6,100	5,809,315
3.00%, 11/10/25 (Call 08/10/25)(a)(b)	3,462	3,355,065
5.27%, 11/13/26 (Call 10/13/26)(a)(b)	7,100	7,164,405
5.34%, 11/13/28 (Call 10/13/28)(a)(b)	9,295	9,488,090
SSM Health Care Corp.
4.89%, 06/01/28 (Call 03/01/28)	35	35,267
Series A, 3.82%, 06/01/27 (Call 03/01/27)	885	851,680
Sutter Health, Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	653	614,774
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	4,385	4,246,277
1.15%, 05/15/26 (Call 04/15/26)(a)	6,982	6,430,090
1.25%, 01/15/26	3,679	3,437,269
2.95%, 10/15/27(a)	6,208	5,830,475
3.10%, 03/15/26	6,910	6,674,814
3.38%, 04/15/27(a)	4,241	4,076,836
3.45%, 01/15/27(a)	5,254	5,070,141

Security	Par (000)	Value

Health Care - Services (continued)
3.70%, 12/15/25(a)	$2,713	$2,654,233
3.75%, 07/15/25	13,433	13,181,107
3.85%, 06/15/28	7,906	7,613,480
3.88%, 12/15/28(a)	5,785	5,551,917
4.25%, 01/15/29 (Call 12/15/28)(a)	7,660	7,463,031
5.15%, 10/15/25	6,009	6,022,104
5.25%, 02/15/28 (Call 01/15/28)(a)	6,784	6,897,699
Universal Health Services Inc., 1.65%, 09/01/26 (Call 08/01/26)	4,690	4,264,068
UPMC, Series D-1, 3.60%, 04/03/25(a)	3,140	3,082,637

		338,123,711

Holding Companies - Diversified — 1.0%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)(a)	6,975	6,336,086
2.88%, 06/15/27 (Call 05/15/27)(a)	3,056	2,776,175
2.88%, 06/15/28 (Call 04/15/28)(a)	6,826	5,978,198
3.25%, 07/15/25 (Call 06/15/25)	8,214	7,889,678
3.88%, 01/15/26 (Call 12/15/25)	7,791	7,474,574
4.25%, 03/01/25 (Call 01/01/25)(a)	4,108	4,028,796
5.88%, 03/01/29 (Call 02/01/29)	2,175	2,125,649
7.00%, 01/15/27	3,015	3,075,063
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)(a)	2,270	2,067,015
2.95%, 03/10/26 (Call 02/10/26)(a)	2,504	2,343,434
Barings BDC Inc.
3.30%, 11/23/26 (Call 10/13/26)	2,315	2,113,844
7.00%, 02/15/29 (Call 01/15/29)	25	24,796
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)(a)	7,962	7,192,412
3.25%, 03/15/27 (Call 02/15/27)	6,285	5,748,036
4.00%, 01/15/29 (Call 11/15/28)(a)	100	90,957
4.70%, 03/24/25(a)	6,065	5,970,863
7.05%, 09/29/25(a)	5,818	5,894,416
7.30%, 11/27/28 (Call 10/27/28)(a)(b)	2,530	2,611,131
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(a)	4,054	3,638,352
2.75%, 09/16/26 (Call 08/19/26)(a)	4,898	4,494,454
2.85%, 09/30/28 (Call 07/30/28)(a)	3,840	3,341,814
3.63%, 01/15/26 (Call 12/15/25)(a)	5,795	5,521,220
Blue Owl Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	3,277	2,970,590
2.88%, 06/11/28 (Call 04/11/28)	2,955	2,581,915
3.40%, 07/15/26 (Call 06/15/26)	6,972	6,493,315
3.75%, 07/22/25 (Call 06/22/25)	3,683	3,548,319
4.00%, 03/30/25 (Call 02/28/25)(a)	2,960	2,889,968
4.25%, 01/15/26 (Call 12/15/25)(a)	4,189	4,037,674
Blue Owl Capital Corp. II, 8.45%, 11/15/26 (Call 10/15/26)(a)(b)	350	359,089
Blue Owl Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)(a)	2,139	1,936,629
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (Call 08/23/26)(a)	2,490	2,266,991
4.70%, 02/08/27 (Call 01/08/27)	3,440	3,239,172
5.50%, 03/21/25(a)	4,053	4,010,970
7.75%, 09/16/27 (Call 08/16/27)(a)	3,505	3,585,375
7.75%, 01/15/29 (Call 12/15/28)(b)	1,510	1,542,022
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)(a)	2,010	1,768,462
3.75%, 06/17/26 (Call 05/17/26)(a)(b)	2,881	2,649,873
4.75%, 12/15/25 (Call 11/15/25)(a)(b)	4,686	4,465,625

162	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(a)(b)	$4,630	$4,350,575
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)(b)	4,760	4,486,165
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)(b)	2,904	2,777,655
CK Hutchison International 21 Ltd., 1.50%, 04/15/26 (Call 03/15/26)(b)	5,635	5,203,432
Franklin BSP Lending Corp., 3.25%, 03/30/26 (Call 02/28/26)(a)	2,625	2,423,298
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)(a)	3,301	2,986,727
3.13%, 10/12/28 (Call 08/12/28)(a)	4,115	3,554,439
3.25%, 07/15/27 (Call 06/15/27)(a)	2,557	2,321,093
3.40%, 01/15/26 (Call 12/15/25)	7,243	6,847,750
7.88%, 01/15/29 (Call 12/15/28)	1,420	1,467,781
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)(a)	4,260	4,059,749
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)(a)	2,466	2,174,428
2.50%, 08/24/26 (Call 07/24/26)(a)	2,450	2,235,820
7.05%, 12/05/28 (Call 11/05/28)	1,915	1,951,062
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)(a)	4,093	3,786,422
6.95%, 03/01/29 (Call 02/01/29)	1,210	1,214,493
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)(a)	1,559	1,490,570
Oaktree Specialty Lending Corp., 2.70%, 01/15/27 (Call 12/15/26)(a)	1,876	1,670,235
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)(a)	2,425	2,185,063
3.44%, 10/15/28 (Call 08/15/28)(a)	1,945	1,651,356
3.71%, 01/22/26 (Call 12/22/25)(a)	3,168	2,980,592
Sixth Street Specialty Lending Inc., 2.50%, 08/01/26 (Call 07/01/26)(a)	2,465	2,260,848

		203,162,505

Home Builders — 0.2%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	3,702	3,349,394
1.40%, 10/15/27 (Call 08/15/27)(a)	815	718,463
2.60%, 10/15/25 (Call 09/15/25)(a)	3,319	3,175,706
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	3,077	3,046,265
4.75%, 11/29/27 (Call 05/29/27)	5,963	5,867,813
5.00%, 06/15/27 (Call 12/15/26)(a)	2,185	2,166,908
5.25%, 06/01/26 (Call 12/01/25)	2,425	2,420,818
Meritage Homes Corp.
5.13%, 06/06/27 (Call 12/06/26)(a)	55	54,169
6.00%, 06/01/25 (Call 03/01/25)	40	39,931
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)(a)	2,708	2,695,940
5.50%, 03/01/26 (Call 12/01/25)	2,878	2,883,718
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)(a)	2,933	2,819,024
4.88%, 11/15/25 (Call 08/15/25)(a)	2,164	2,137,222
4.88%, 03/15/27 (Call 12/15/26)(a)	3,020	2,969,690

		34,345,061

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)(a)	2,491	2,449,417

Security	Par (000)	Value

Home Furnishings (continued)
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)(a)	$3,460	$3,231,055
Whirlpool Corp.
3.70%, 05/01/25	924	904,484
4.75%, 02/26/29 (Call 11/26/28)(a)	3,640	3,554,161

		10,139,117

Household Products & Wares — 0.2%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)(a)	3,737	3,700,688
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)(a)	3,020	2,846,376
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)(a)	1,765	1,655,714
3.90%, 05/15/28 (Call 02/15/28)(a)	4,467	4,302,267
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	1,968	1,731,701
2.65%, 03/01/25(a)	1,805	1,760,931
2.75%, 02/15/26(a)	2,746	2,637,282
3.05%, 08/15/25(a)	2,550	2,480,231
3.95%, 11/01/28 (Call 08/01/28)(a)	385	372,864
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27 (Call 03/26/27)(a)(b)	16,006	15,047,450

		36,535,504

Insurance — 3.6%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6-mo. LIBOR US + 3.540%)(c)	3,970	3,813,104
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)(a)	3,310	3,055,158
2.88%, 10/15/26 (Call 07/15/26)	2,772	2,618,505
AIA Group Ltd.
3.20%, 03/11/25 (Call 12/11/24)(b)	2,816	2,755,927
3.90%, 04/06/28 (Call 01/06/28)(a)(b)	1,260	1,212,941
5.63%, 10/25/27 (Call 09/25/27)(a)(b)	6,580	6,719,892
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	2,374	2,302,495
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	4,461	4,115,982
3.28%, 12/15/26 (Call 09/15/26)	4,905	4,673,944
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)(a)	3,769	3,625,267
American International Group Inc.
4.20%, 04/01/28 (Call 01/01/28)	3,215	3,122,485
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3-mo. LIBOR US + 2.868%)(a)(c)	4,270	4,194,872
Aon Corp.
4.50%, 12/15/28 (Call 09/15/28)(a)	2,650	2,585,843
8.21%, 01/01/27(a)	1,766	1,897,352
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27 (Call 04/28/27)	5,356	4,990,155
Aon Global Ltd., 3.88%, 12/15/25 (Call 09/15/25)	5,413	5,278,308
Aon North America Inc.
5.13%, 03/01/27 (Call 02/01/27)	4,375	4,371,827
5.15%, 03/01/29 (Call 02/01/29)	5,975	5,977,147
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	4,119	3,972,065
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	850	832,486
Assured Guaranty U.S. Holdings Inc., 6.13%, 09/15/28 (Call 08/15/28)	1,865	1,925,319

S C H E D U L E O F I N V E S T M E N T S	163

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Athene Global Funding
1.45%, 01/08/26(a)(b)	$3,413	$3,150,374
1.61%, 06/29/26(a)(b)	3,565	3,236,928
1.73%, 10/02/26(a)(b)	3,289	2,959,021
1.99%, 08/19/28(b)	4,655	3,991,109
2.45%, 08/20/27(a)(b)	2,955	2,647,486
2.50%, 03/24/28(b)	7,610	6,746,523
2.55%, 06/29/25(a)(b)	2,257	2,150,637
2.95%, 11/12/26(a)(b)	3,647	3,379,644
5.58%, 01/09/29(a)(b)	4,750	4,732,258
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	6,840	6,551,927
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)(a)	2,417	2,307,153
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27 (Call 02/15/27)(a)	6,375	5,973,059
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	17,677	17,078,690
Brighthouse Financial Global Funding
1.55%, 05/24/26(a)(b)	4,320	3,939,394
2.00%, 06/28/28(b)	2,020	1,732,917
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)(a)	5,111	4,818,381
Chubb INA Holdings Inc., 3.35%, 05/03/26 (Call 02/03/26)	11,201	10,799,252
Cincinnati Financial Corp., 6.92%, 05/15/28	60	63,764
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/15/27)(a)	3,811	3,609,351
4.50%, 03/01/26 (Call 12/01/25)	5,080	4,998,744
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)(a)	3,781	3,759,222
CNO Global Funding
1.75%, 10/07/26(a)(b)	4,098	3,696,947
2.65%, 01/06/29(a)(b)	2,765	2,390,039
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(a)	8,860	8,653,362
3.65%, 04/05/27 (Call 03/05/27)	9,157	8,688,861
6.88%, 12/15/52 (Call 09/15/27), (5-year CMT + 3.846%)(a)(c)	6,104	6,094,109
Corebridge Global Funding
0.90%, 09/22/25(a)(b)	1,333	1,242,768
5.20%, 01/12/29(a)(b)	3,680	3,639,306
5.75%, 07/02/26(a)(b)	3,935	3,937,984
5.90%, 09/19/28(a)(b)	1,180	1,202,888
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%, (Call 07/24/26), (3-mo. LIBOR US + 3.660%)(a)(b)(c)(d)	8,545	8,159,115
Empower Finance 2020 LP, 1.36%, 09/17/27 (Call 07/17/27)(b)	1,030	907,524
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27), (5-year CMT + 4.006%)(a)(c)	155	139,597
5.75%, 09/01/40 (Call 09/01/25), (5-year CMT + 5.468%)(a)(c)	260	248,700
Equitable Financial Life Global Funding
1.00%, 01/09/26(a)(b)	3,237	2,974,891
1.30%, 07/12/26(a)(b)	3,481	3,150,263
1.40%, 07/07/25(b)	4,813	4,548,424
1.40%, 08/27/27(a)(b)	3,794	3,283,196
1.70%, 11/12/26(a)(b)	3,557	3,215,626
1.80%, 03/08/28(a)(b)	455	398,765

Security	Par (000)	Value

Insurance (continued)
5.45%, 03/03/28(a)(b)	$4,325	$4,291,115
5.50%, 12/02/25(a)(b)	2,350	2,344,348
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	12,790	12,315,321
7.00%, 04/01/28(a)	610	646,628
F&G Annuities & Life Inc., 7.40%, 01/13/28 (Call 12/13/27)(a)	3,335	3,426,574
F&G Global Funding
1.75%, 06/30/26(a)(b)	5,541	5,002,545
2.00%, 09/20/28(b)	585	492,503
2.30%, 04/11/27(a)(b)	3,020	2,703,970
5.15%, 07/07/25(a)(b)	1,655	1,623,161
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)(a)	3,885	3,798,239
Farmers Exchange Capital, 7.05%, 07/15/28(a)(b)	905	911,442
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)(b)	4,042	3,990,878
Fidelity National Financial Inc., 4.50%, 08/15/28 (Call 05/15/28)(a)	140	134,851
GA Global Funding Trust
1.63%, 01/15/26(b)	4,791	4,411,409
1.95%, 09/15/28(b)	460	389,105
2.25%, 01/06/27(a)(b)	4,230	3,845,185
3.85%, 04/11/25(b)	3,064	3,000,769
5.50%, 01/08/29(b)	4,240	4,187,261
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)(a)	2,590	2,526,743
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(a)(b)	2,075	2,003,281
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	4,042	3,794,031
Guardian Life Global Funding
0.88%, 12/10/25(b)	3,674	3,397,019
1.10%, 06/23/25(b)	3,141	2,977,192
1.25%, 05/13/26(a)(b)	2,410	2,208,053
1.25%, 11/19/27(a)(b)	3,673	3,219,817
1.40%, 07/06/27(a)(b)	40	35,499
1.63%, 09/16/28(a)(b)	250	217,055
3.25%, 03/29/27(a)(b)	2,365	2,246,300
5.55%, 10/28/27(a)(b)	3,327	3,396,214
5.74%, 10/02/28(a)(b)	2,170	2,245,714
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	2,180	2,136,894
Horace Mann Educators Corp.
4.50%, 12/01/25 (Call 09/01/25)	439	429,733
7.25%, 09/15/28 (Call 08/15/28)(a)	550	588,835
Jackson Financial Inc., 5.17%, 06/08/27 (Call 05/08/27)(a)	971	964,703
Jackson National Life Global Funding
3.05%, 04/29/26(a)(b)	3,033	2,847,095
3.88%, 06/11/25(b)	2,878	2,799,545
5.25%, 04/12/28(a)(b)	2,295	2,209,635
5.50%, 01/09/26(a)(b)	3,235	3,220,320
Jackson National Life Insurance Co., 8.15%, 03/15/27(a)(b)	5,960	6,225,883
Liberty Mutual Group Inc., 4.57%, 02/01/29(a)(b) .	1,155	1,113,247
Lincoln National Corp.
3.35%, 03/09/25(a)	2,731	2,666,982
3.63%, 12/12/26 (Call 09/15/26)(a)	3,380	3,226,219
3.80%, 03/01/28 (Call 12/01/27)(a)	3,390	3,223,779

164	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)(a)	$5,033	$4,896,989
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)(a)	3,071	2,848,631
4.06%, 02/24/32 (Call 02/24/27), (5-year USD ICE Swap + 1.647%)(a)(c)	5,275	5,021,859
4.15%, 03/04/26	7,902	7,746,488
Markel Group Inc., 3.50%, 11/01/27 (Call 08/01/27)	1,635	1,539,937
Marsh & McLennan Companies Inc., 3.75%, 03/14/26 (Call 12/14/25)	5,676	5,534,466
MassMutual Global Funding II
1.20%, 07/16/26(a)(b)	1,375	1,252,377
2.35%, 01/14/27(a)(b)	4,281	3,980,500
2.80%, 03/21/25(a)(b)	520	506,339
3.40%, 03/08/26(a)(b)	5,948	5,760,759
4.15%, 08/26/25(b)	4,937	4,865,350
4.50%, 04/10/26(b)	4,110	4,062,032
4.85%, 01/17/29(a)(b)	3,175	3,141,910
5.05%, 12/07/27(a)(b)	4,740	4,740,464
5.05%, 06/14/28(a)(b)	4,075	4,066,480
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (Call 04/26/28), (5-year USD ICE Swap + 3.150%)(b)(c)	100	97,617
5.20%, 10/20/45 (Call 10/20/25), (5-year USD Swap + 4.230%)(a)(b)(c)	13,145	12,920,016
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	2,054	1,960,032
Met Tower Global Funding
1.25%, 09/14/26(b)	3,326	3,015,416
3.70%, 06/13/25(a)(b)	1,785	1,747,892
4.85%, 01/16/27(a)(b)	1,950	1,945,360
5.40%, 06/20/26(a)(b)	3,495	3,512,510
MetLife Inc., 3.60%, 11/13/25 (Call 08/13/25)	5,490	5,358,496
Metropolitan Life Global Funding I
0.95%, 07/02/25(b)	9,839	9,289,035
1.88%, 01/11/27(a)(b)	6,175	5,634,341
2.80%, 03/21/25(b)	2,151	2,093,427
3.00%, 09/19/27(a)(b)	5,010	4,655,335
3.45%, 12/18/26(b)	6,955	6,664,466
4.05%, 08/25/25(b)	4,443	4,368,043
4.40%, 06/30/27(a)(b)	3,425	3,334,277
4.85%, 01/08/29(a)(b)	5,190	5,121,144
5.00%, 01/06/26(b)	2,944	2,936,083
5.05%, 01/06/28(a)(b)	3,990	3,978,212
5.40%, 09/12/28(b)	2,915	2,949,624
Metropolitan Life Insurance Co., 7.80%, 11/01/25(b)	2,100	2,163,986
MGIC Investment Corp., 5.25%, 08/15/28 (Call 03/18/24)	305	294,669
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	5	5,293
Mutual of Omaha Companies Global Funding, 5.45%, 12/12/28(a)(b)	1,905	1,922,349
Mutual of Omaha Cos Global Funding, 5.80%, 07/27/26(b)	2,220	2,236,847
New York Life Global Funding
0.85%, 01/15/26(a)(b)	5,357	4,960,704
0.95%, 06/24/25(b)	3,443	3,258,713
1.15%, 06/09/26(b)	3,968	3,628,571
2.35%, 07/14/26(a)(b)	750	704,422

Security	Par (000)	Value

Insurance (continued)
3.00%, 01/10/28(a)(b)	$1,625	$1,511,622
3.25%, 04/07/27(b)	4,910	4,659,149
3.60%, 08/05/25(b)	4,895	4,793,039
4.70%, 04/02/26(a)(b)	5,650	5,605,336
4.70%, 01/29/29(a)(b)	4,720	4,655,290
4.85%, 01/09/28(a)(b)	8,870	8,816,868
4.90%, 06/13/28(b)	5,348	5,332,530
5.45%, 09/18/26(b)	4,165	4,202,901
Nippon Life Insurance Co.
4.00%, 09/19/47 (Call 09/19/27), (5-year USD ICE Swap + 2.880%)(a)(b)(c)	3,510	3,299,100
4.70%, 01/20/46 (Call 01/20/26), (5-year USD ICE Swap + 3.750%)(a)(b)(c)	8,699	8,478,843
Northwestern Mutual Global Funding
0.80%, 01/14/26(a)(b)	5,248	4,849,642
1.70%, 06/01/28(b)	3,480	3,022,404
1.75%, 01/11/27(a)(b)	3,863	3,530,694
4.00%, 07/01/25(a)(b)	4,375	4,311,891
4.35%, 09/15/27(a)(b)	4,875	4,751,810
4.70%, 04/06/26(a)(b)	3,495	3,453,364
4.71%, 01/10/29(a)(b)	3,210	3,162,303
4.90%, 06/12/28(b)	3,445	3,408,510
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	4,918	4,748,898
Pacific Life Global Funding II
1.20%, 06/24/25(a)(b)	4,156	3,943,958
1.38%, 04/14/26(b)	9,100	8,401,492
1.45%, 01/20/28(a)(b)	915	805,892
1.60%, 09/21/28(b)	610	517,713
4.90%, 04/04/28(a)(b)	4,433	4,365,377
4.90%, 01/11/29(a)(b)	2,100	2,079,913
5.50%, 08/28/26(a)(b)	2,170	2,184,123
5.50%, 07/18/28(a)(b)	4,075	4,126,473
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(b)	100	94,563
Pricoa Global Funding I
0.80%, 09/01/25(a)(b)	2,623	2,455,268
1.20%, 09/01/26(a)(b)	2,898	2,629,071
4.20%, 08/28/25(a)(b)	1,725	1,700,816
5.10%, 05/30/28(b)	3,920	3,918,871
5.55%, 08/28/26(b)	2,165	2,190,448
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)(a)	2,325	2,204,426
3.40%, 05/15/25 (Call 02/15/25)	3,005	2,935,438
Principal Life Global Funding II
0.88%, 01/12/26(a)(b)	3,745	3,446,308
1.25%, 06/23/25(a)(b)	3,662	3,473,623
1.25%, 08/16/26(b)	6,240	5,644,616
1.50%, 11/17/26(b)	4,050	3,680,378
3.00%, 04/18/26(a)(b)	4,496	4,272,819
5.00%, 01/16/27(a)(b)	1,915	1,918,945
5.10%, 01/25/29(a)(b)	2,715	2,693,240
5.50%, 06/28/28(a)(b)	2,085	2,085,550
Progressive Corp. (The)
2.45%, 01/15/27(a)	3,629	3,383,441
2.50%, 03/15/27 (Call 02/15/27)(a)	4,130	3,844,131
Protective Life Corp., 4.30%, 09/30/28 (Call 06/30/28)(a)(b)	2,855	2,761,536
Protective Life Global Funding
1.17%, 07/15/25(a)(b)	2,677	2,529,202
1.30%, 09/20/26(a)(b)	2,860	2,587,672

S C H E D U L E O F I N V E S T M E N T S	165

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
1.62%, 04/15/26(a)(b)	$3,722	$3,443,017
1.90%, 07/06/28(b)	245	215,529
3.22%, 03/28/25(b)	2,765	2,706,549
4.71%, 07/06/27(a)(b)	2,510	2,473,392
4.99%, 01/12/27(a)(b)	1,950	1,944,511
5.21%, 04/14/26(a)(b)	3,105	3,096,820
5.37%, 01/06/26(b)	4,150	4,159,391
5.47%, 12/08/28(a)(b)	2,805	2,837,700
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)(a)	10,160	9,467,309
3.88%, 03/27/28 (Call 12/27/27)	3,443	3,306,761
4.50%, 09/15/47 (Call 09/15/27), (3-mo. LIBOR US + 2.380%)(a)(c)	4,515	4,210,701
5.38%, 05/15/45 (Call 05/15/25), (3-mo. LIBOR US + 3.031%)(a)(c)	6,516	6,415,444
5.70%, 09/15/48 (Call 09/15/28), (3-mo. LIBOR US + 2.665%)(a)(c)	665	646,175
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(a)(b)	1,840	1,888,962
Reinsurance Group of America Inc., 3.95%, 09/15/26 (Call 06/15/26)(a)	3,919	3,811,781
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	3,523	3,141,394
2.75%, 05/07/25(a)(b)	3,128	3,011,144
2.75%, 01/21/27(b)	1,330	1,213,442
4.93%, 09/01/27(b)	100	97,002
5.24%, 02/02/26(a)(b)	415	407,998
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)(a)	1,135	1,073,101
3.70%, 04/01/25 (Call 01/01/25)(a)	2,278	2,232,903
RGA Global Funding
2.00%, 11/30/26(a)(b)	2,510	2,284,112
2.70%, 01/18/29(a)(b)	2,130	1,869,863
6.00%, 11/21/28(a)(b)	2,250	2,296,644
Sammons Financial Group Inc., 4.45%, 05/12/27 (Call 02/12/27)(a)(b)	1,620	1,533,939
SBL Holdings Inc., 5.13%, 11/13/26 (Call 09/13/26)(a)(b)	2,799	2,624,846
SiriusPoint Ltd., 4.60%, 11/01/26 (Call 08/01/26)(a)(b)	1,545	1,460,778
Sumitomo Life Insurance Co., 4.00%, 09/14/77 (Call 09/14/27), (3-mo. LIBOR US + 2.993%)(b)(c)	65	61,003
Swiss Re America Holding Corp., 7.00%, 02/15/26(a)	165	169,425
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	4,809	4,712,306
Unum Group, 3.88%, 11/05/25	2,000	1,935,280
Willis North America Inc.
4.50%, 09/15/28 (Call 06/15/28)	1,440	1,389,979
4.65%, 06/15/27 (Call 05/15/27)	5,870	5,761,038

		778,765,562

Internet — 1.6%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)(a)	15,585	14,717,547
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)(a)	7,304	6,871,360
0.80%, 08/15/27 (Call 06/15/27)(a)	7,535	6,658,278
2.00%, 08/15/26 (Call 05/15/26)(a)	12,980	12,196,515
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	7,768	7,378,111

Security	Par (000)	Value

Internet (continued)
1.00%, 05/12/26 (Call 04/12/26)	$16,802	$15,465,780
1.20%, 06/03/27 (Call 04/03/27)	8,731	7,812,113
1.65%, 05/12/28 (Call 03/12/28)(a)	13,050	11,581,045
3.00%, 04/13/25	9,255	9,042,817
3.15%, 08/22/27 (Call 05/22/27)	23,083	21,914,358
3.30%, 04/13/27 (Call 03/13/27)	14,375	13,781,488
4.55%, 12/01/27 (Call 11/01/27)	14,079	14,035,901
4.60%, 12/01/25	7,712	7,677,707
5.20%, 12/03/25 (Call 09/03/25)	5,627	5,651,886
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)(a)	2,140	1,925,529
1.72%, 04/09/26 (Call 03/09/26)(a)	3,115	2,878,959
3.08%, 04/07/25 (Call 03/07/25)(a)	4,378	4,255,372
3.63%, 07/06/27(a)	3,740	3,566,203
4.13%, 06/30/25(a)	1,995	1,951,669
4.38%, 03/29/28 (Call 12/29/27)(a)	3,790	3,668,988
4.88%, 11/14/28 (Call 08/14/28)	200	198,408
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	5,210	4,960,643
3.60%, 06/01/26 (Call 03/01/26)	6,204	6,012,483
3.65%, 03/15/25 (Call 12/15/24)(a)	3,088	3,035,876
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)(a)	4,692	4,327,325
1.90%, 03/11/25 (Call 02/11/25)(a)	4,968	4,795,444
3.60%, 06/05/27 (Call 03/05/27)	5,642	5,394,408
5.90%, 11/22/25 (Call 10/22/25)(a)	2,660	2,681,855
5.95%, 11/22/27 (Call 10/22/27)(a)	2,128	2,189,066
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)(a)	7,055	6,672,456
4.63%, 08/01/27 (Call 05/01/27)	5,706	5,584,440
5.00%, 02/15/26 (Call 11/15/25)(a)	4,690	4,657,694
6.25%, 05/01/25 (Call 02/01/25)(b)	6,392	6,420,820
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(a)(b)	4,695	4,423,180
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)(a)	17,544	16,815,591
4.60%, 05/15/28 (Call 04/15/28)(a)	10,740	10,693,045
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	5,455	5,335,251
4.38%, 11/15/26	7,917	7,789,339
4.88%, 04/15/28(a)	11,562	11,538,648
5.88%, 11/15/28	13,425	13,894,463
Prosus NV
3.26%, 01/19/27 (Call 12/19/26)(a)(b)	4,250	3,911,794
4.85%, 07/06/27 (Call 04/06/27)(b)	396	380,576
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(b)	4,509	4,227,189
3.58%, 04/11/26 (Call 02/11/26)(b)	3,850	3,718,727
3.60%, 01/19/28 (Call 10/19/27)(a)(b)	15,345	14,559,611
Tencent Music Entertainment Group, 1.38%, 09/03/25 (Call 08/03/25)(a)	1,977	1,860,098
VeriSign Inc.
4.75%, 07/15/27 (Call 04/01/24)(a)	5,360	5,256,797
5.25%, 04/01/25 (Call 01/01/25)	4,058	4,043,521

		338,410,374

Iron & Steel — 0.2%
ArcelorMittal SA
4.55%, 03/11/26(a)	2,920	2,876,639
6.55%, 11/29/27 (Call 10/29/27)(a)	7,985	8,316,313
Gerdau Trade Inc., 4.88%, 10/24/27(b)	625	608,735
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)(a)	3,653	3,504,870

166	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
3.95%, 05/23/25	$3,465	$3,410,711
3.95%, 05/01/28 (Call 02/01/28)(a)	755	730,252
4.30%, 05/23/27 (Call 04/23/27)	3,510	3,431,675
POSCO
4.38%, 08/04/25(b)	4,000	3,932,305
4.50%, 08/04/27(b)	592	574,445
5.63%, 01/17/26(b)	660	660,490
5.75%, 01/17/28(a)(b)	6,975	7,054,893
Reliance Inc., 1.30%, 08/15/25 (Call 07/15/25)	3,076	2,887,300
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)(a)	1,054	935,093
2.40%, 06/15/25 (Call 05/15/25)	3,293	3,163,616
5.00%, 12/15/26 (Call 04/01/24)(a)	2,905	2,882,348
Vale Overseas Ltd., 6.25%, 08/10/26(a)	265	268,600

		45,238,285

Leisure Time — 0.1%
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27 (Call 01/14/27)(a)(b)	3,576	3,350,930
3.35%, 06/08/25 (Call 05/08/25)(a)(b)	4,340	4,190,086
6.50%, 03/10/28 (Call 02/10/28)(a)(b)	5,190	5,321,820
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	2,827	2,746,436
Royal Caribbean Cruises Ltd., 8.25%, 01/15/29 (Call 04/01/25)(a)(b)	50	53,034

		15,662,306

Lodging — 0.4%
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)	3,170	3,046,775
4.85%, 03/15/26 (Call 12/15/25)	2,628	2,597,592
5.38%, 04/23/25 (Call 03/23/25)(a)	2,787	2,781,453
5.75%, 01/30/27 (Call 12/30/26)(a)	3,685	3,731,720
Las Vegas Sands Corp., 3.50%, 08/18/26 (Call 06/18/26)	30	28,208
Marriott International Inc./MD 3.75%, 03/15/25 (Call 12/15/24)	2,054	2,015,387
3.75%, 10/01/25 (Call 07/01/25)	2,131	2,077,750
4.88%, 05/15/29 (Call 04/15/29)	1,230	1,213,581
5.00%, 10/15/27 (Call 09/15/27)(a)	7,261	7,231,008
5.45%, 09/15/26 (Call 08/15/26)(a)	1,930	1,938,573
5.55%, 10/15/28 (Call 09/15/28)	4,940	5,026,567
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(a)	1,413	1,383,804
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	3,496	3,508,613
Series R, 3.13%, 06/15/26 (Call 03/15/26)	5,677	5,420,160
Series X, 4.00%, 04/15/28 (Call 01/15/28)	3,370	3,228,687
Sands China Ltd.
2.55%, 03/08/27 (Call 02/08/27)(a)	4,938	4,447,304
4.05%, 01/08/26 (Call 12/08/25)	4,820	4,621,910
5.13%, 08/08/25 (Call 06/08/25)	11,542	11,375,853
5.40%, 08/08/28 (Call 05/08/28)	12,500	12,197,002

		77,871,947

Machinery — 1.2%
Caterpillar Financial Services Corp.
0.80%, 11/13/25	6,349	5,918,394
0.90%, 03/02/26	4,923	4,546,568
1.10%, 09/14/27(a)	4,719	4,159,968
1.15%, 09/14/26(a)	3,169	2,888,897
1.45%, 05/15/25	4,019	3,843,047
1.70%, 01/08/27	3,224	2,966,565
2.40%, 08/09/26(a)	2,070	1,951,387

Security	Par (000)	Value

Machinery (continued)
3.40%, 05/13/25(a)	$7,961	$7,793,125
3.60%, 08/12/27(a)	4,593	4,423,125
3.65%, 08/12/25	5,263	5,157,314
4.35%, 05/15/26	8,050	7,956,001
4.50%, 01/08/27	2,400	2,384,082
4.80%, 01/06/26(a)	5,835	5,818,649
4.85%, 02/27/29	3,910	3,914,490
5.05%, 02/27/26(a)	3,725	3,727,119
5.15%, 08/11/25	5,300	5,300,190
5.40%, 03/10/25	968	970,188
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)(a)	4,016	3,673,406
1.88%, 01/15/26 (Call 12/15/25)	3,426	3,210,642
3.95%, 05/23/25	3,306	3,244,304
4.55%, 04/10/28 (Call 03/10/28)(a)	5,295	5,184,481
5.45%, 10/14/25(a)	2,535	2,537,793
5.50%, 01/12/29 (Call 12/12/28)(a)	1,940	1,966,459
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)(a)	2,423	2,324,931
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	5,013	4,883,232
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)(a) .	2,845	2,741,119
John Deere Capital Corp.
0.70%, 01/15/26	6,260	5,794,316
1.05%, 06/17/26	4,145	3,800,322
1.30%, 10/13/26(a)	2,950	2,692,968
1.50%, 03/06/28(a)	1,680	1,481,857
1.70%, 01/11/27(a)	2,323	2,128,051
1.75%, 03/09/27(a)	3,620	3,312,764
2.25%, 09/14/26	3,416	3,198,325
2.35%, 03/08/27(a)	3,959	3,692,905
2.65%, 06/10/26	3,490	3,325,029
2.80%, 09/08/27	2,653	2,484,367
3.05%, 01/06/28(a)	1,325	1,250,943
3.40%, 06/06/25	6,820	6,677,107
3.40%, 09/11/25(a)	2,540	2,479,794
4.05%, 09/08/25(a)	5,535	5,457,834
4.15%, 09/15/27(a)	6,421	6,296,706
4.50%, 01/08/27(a)	3,450	3,423,362
4.50%, 01/16/29	5,085	5,007,556
4.75%, 06/08/26	4,270	4,257,177
4.75%, 01/20/28(a)	7,246	7,238,153
4.80%, 01/09/26(a)	7,915	7,895,087
4.90%, 03/03/28	5,470	5,500,951
4.95%, 06/06/25	4,245	4,239,492
4.95%, 07/14/28(a)	10,315	10,372,799
5.05%, 03/03/26(a)	2,725	2,732,038
Komatsu Finance America Inc., 5.50%, 10/06/27 (Call 09/06/27)(a)(b)	1,400	1,416,183
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	870	839,844
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	835	813,314
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)(a)	8,805	8,484,946
2.29%, 04/05/27 (Call 02/05/27)	3,296	3,049,677
5.25%, 08/16/28 (Call 07/16/28)(a)	6,080	6,126,398
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(a)(b)	1,140	1,055,958
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	3,574	3,465,908
3.45%, 11/15/26 (Call 08/15/26)	5,199	4,943,777

S C H E D U L E O F I N V E S T M E N T S	167

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
4.70%, 09/15/28 (Call 06/15/28)	$9,134	$8,910,194
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)(a)	3,388	3,029,551
3.25%, 11/01/26 (Call 08/01/26)(a)	3,639	3,475,100

		253,836,229

Machinery - Diversified — 0.1%
Ingersoll Rand Inc., 5.40%, 08/14/28 (Call 07/14/28)(a)	4,520	4,556,425
John Deere Capital Corp.
5.15%, 09/08/26	2,465	2,481,538
5.30%, 09/08/25(a)	2,740	2,752,008
Nordson Corp., 5.60%, 09/15/28 (Call 08/15/28)	2,120	2,155,240

		11,945,211

Manufacturing — 0.6%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)(a)	4,668	4,349,240
2.65%, 04/15/25 (Call 03/15/25)(a)	3,213	3,110,477
2.88%, 10/15/27 (Call 07/15/27)(a)	5,844	5,410,122
3.00%, 08/07/25(a)	3,688	3,571,011
3.63%, 09/14/28 (Call 06/14/28)(a)	4,375	4,127,970
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	4,135	3,930,940
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)(a)	2,827	2,675,755
4.35%, 05/18/28 (Call 04/18/28)	2,890	2,846,264
GE Capital Funding LLC, 3.45%, 05/15/25 (Call 04/15/25)	1,273	1,243,300
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	1,785	1,728,601
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	6,785	6,449,038
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	4,327	4,114,425
4.25%, 09/15/27 (Call 08/15/27)	8,178	8,003,624
Siemens Financieringsmaatschappij NV
1.20%, 03/11/26(b)	11,461	10,614,836
1.70%, 03/11/28(a)(b)	8,705	7,744,712
2.35%, 10/15/26(a)(b)	10,714	10,025,903
3.25%, 05/27/25(a)(b)	10,067	9,847,603
3.40%, 03/16/27(a)(b)	8,461	8,113,781
6.13%, 08/17/26(a)(b)	11,038	11,323,918
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)(a)	3,243	3,006,548
2.25%, 04/01/28 (Call 02/01/28)(a)	4,775	4,278,501
Textron Inc.
3.38%, 03/01/28 (Call 12/01/27)(a)	804	753,206
3.65%, 03/15/27 (Call 12/15/26)	2,664	2,548,423
3.88%, 03/01/25 (Call 12/01/24)	2,350	2,313,176
4.00%, 03/15/26 (Call 12/15/25)	2,458	2,391,631

		124,523,005

Media — 1.4%
Charter Communications
Operating LLC/Charter Communications
Operating Capital
2.25%, 01/15/29 (Call 11/15/28)(a)	7,591	6,405,385
3.75%, 02/15/28 (Call 11/15/27)	6,865	6,326,097
4.20%, 03/15/28 (Call 12/15/27)	9,256	8,676,246
4.91%, 07/23/25 (Call 04/23/25)	29,838	29,425,129
6.15%, 11/10/26 (Call 10/10/26)(a)	7,625	7,691,647

Security	Par (000)	Value

Media (continued)
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)(a)	$9,507	$8,863,419
3.15%, 03/01/26 (Call 12/01/25)	14,838	14,319,760
3.15%, 02/15/28 (Call 11/15/27)	9,563	8,968,285
3.30%, 02/01/27 (Call 11/01/26)	8,259	7,912,996
3.30%, 04/01/27 (Call 02/01/27)	5,995	5,717,821
3.38%, 08/15/25 (Call 05/15/25)(a)	10,230	9,990,751
3.55%, 05/01/28 (Call 02/01/28)(a)	12,150	11,534,509
3.95%, 10/15/25 (Call 08/15/25)	20,168	19,816,302
4.15%, 10/15/28 (Call 07/15/28)	22,902	22,217,107
4.55%, 01/15/29 (Call 12/15/28)	3,120	3,069,631
5.25%, 11/07/25	6,030	6,057,078
5.35%, 11/15/27 (Call 10/15/27)	5,562	5,648,775
Cox Communications Inc.
3.35%, 09/15/26 (Call 06/15/26)(b)	7,576	7,206,275
3.50%, 08/15/27 (Call 05/15/27)(a)(b)	5,184	4,890,742
5.45%, 09/15/28 (Call 08/15/28)(a)(b)	1,575	1,587,548
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	2,344	2,288,516
3.95%, 06/15/25 (Call 03/15/25)	3,499	3,418,170
3.95%, 03/20/28 (Call 12/20/27)(a)	12,130	11,356,344
4.90%, 03/11/26 (Call 12/11/25)(a)	6,468	6,369,422
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	3,805	3,545,882
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	6,301	6,135,166
4.71%, 01/25/29 (Call 10/25/28)(a)	5,095	4,971,236
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(a)	2,629	2,368,704
3.38%, 02/15/28 (Call 11/15/27)	2,150	1,894,850
3.70%, 06/01/28 (Call 03/01/28)(a)	3,635	3,216,821
TCI Communications Inc.
7.13%, 02/15/28	950	1,024,736
7.88%, 02/15/26	3,636	3,819,144
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	3,629	3,482,650
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	6,871	6,389,104
2.95%, 06/15/27(a)	5,500	5,216,492
3.00%, 02/13/26(a)	6,622	6,378,725
3.15%, 09/17/25	5,454	5,290,590
Walt Disney Co. (The)
1.75%, 01/13/26	10,145	9,569,031
2.20%, 01/13/28(a)	6,972	6,356,741
3.38%, 11/15/26 (Call 08/15/26)	3,269	3,145,860
3.70%, 10/15/25 (Call 07/15/25)(a)	4,416	4,316,002
3.70%, 03/23/27(a)	3,843	3,723,736

		300,603,425

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)(a)	5,827	5,691,333
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)(a)	3,070	2,980,395

		8,671,728

Mining — 0.7%
Alcoa Nederland Holding BV
5.50%, 12/15/27 (Call 04/02/24)(a)(b)	5,812	5,711,904
6.13%, 05/15/28 (Call 04/02/24)(a)(b)	3,300	3,300,604
Anglo American Capital PLC
2.25%, 03/17/28 (Call 01/17/28)(b)	4,165	3,671,158

168	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
4.00%, 09/11/27(a)(b)	$4,440	$4,230,352
4.50%, 03/15/28 (Call 12/15/27)(a)(b)	5,135	4,943,954
4.75%, 04/10/27(b)	4,912	4,806,376
4.88%, 05/14/25(b)	2,742	2,712,026
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28 (Call 09/01/28)(a)	670	600,103
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (Call 01/28/28)	7,198	7,149,327
4.88%, 02/27/26	5,150	5,127,822
5.10%, 09/08/28 (Call 08/08/28)(a)	8,805	8,858,596
5.25%, 09/08/26	6,417	6,456,713
6.42%, 03/01/26(a)	2,926	2,997,630
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27 (Call 05/01/27)(a)(b)	9,331	8,761,003
4.50%, 09/16/25(b)	315	308,505
Freeport Indonesia PT, 4.76%, 04/14/27 (Call 03/14/27)(a)(b)	6,420	6,243,736
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 04/01/24)(a)	3,447	3,270,514
4.38%, 08/01/28 (Call 04/01/24)(a)	4,505	4,285,681
5.00%, 09/01/27 (Call 04/01/24)(a)	3,427	3,369,329
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	6,354	6,001,755
1.63%, 04/27/26 (Call 03/27/26)(b)	4,455	4,120,159
3.88%, 10/27/27 (Call 07/27/27)(b)	1,363	1,296,335
4.00%, 04/16/25(b)	3,386	3,327,123
4.00%, 03/27/27 (Call 12/27/26)(a)(b)	6,870	6,610,164
5.40%, 05/08/28 (Call 04/08/28)(b)	6,515	6,550,646
6.13%, 10/06/28 (Call 09/06/28)(b)	3,820	3,942,850
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
4.75%, 05/15/25 (Call 04/15/25)(b)	10,393	10,258,438
6.53%, 11/15/28(a)(b)	2,879	2,965,545
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)(a)	3,458	3,360,691
Newcastle Coal Infrastructure Group Pty. Ltd.,
4.40%, 09/29/27 (Call 06/29/27)(a)(b)	872	819,665
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28(a) .	6,135	6,682,451
Southern Copper Corp., 3.88%, 04/23/25	3,829	3,752,192
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)	2,140	2,051,163

		148,544,510

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)(a)	6,370	5,899,830
3.25%, 02/15/29 (Call 04/01/24)	1,585	1,413,257
3.28%, 12/01/28 (Call 10/01/28)	2,888	2,583,547
4.13%, 05/01/25 (Call 04/01/24)	4,141	4,055,489
4.25%, 04/01/28 (Call 04/01/24)(a)	5,580	5,306,915

		19,259,038

Oil & Gas — 3.1%
Aker BP ASA
2.00%, 07/15/26 (Call 06/15/26)(b)	4,799	4,420,100
5.60%, 06/13/28 (Call 05/13/28)(b)	4,380	4,420,977
Apache Corp., 4.38%, 10/15/28 (Call 07/15/28) .	1,120	1,050,874
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)(a)	5,737	5,450,680
3.12%, 05/04/26 (Call 02/04/26)(a)	6,317	6,070,951
3.41%, 02/11/26 (Call 12/11/25)	6,860	6,652,286
3.54%, 04/06/27 (Call 02/06/27)(a)	3,496	3,356,594

Security	Par (000)	Value

Oil & Gas (continued)
3.59%, 04/14/27 (Call 01/14/27)(a)	$4,236	$4,072,694
3.80%, 09/21/25 (Call 07/21/25)(a)	5,616	5,508,351
3.94%, 09/21/28 (Call 06/21/28)	12,660	12,166,100
4.23%, 11/06/28 (Call 08/06/28)(a)	6,770	6,580,930
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	9,384	8,884,173
3.72%, 11/28/28 (Call 08/28/28)	7,220	6,856,978
4.38%, (Call 06/22/25), (5-year CMT + 4.036%)(a)(c)(d)	16,392	16,152,146
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	4,258	4,063,233
3.85%, 06/01/27 (Call 03/01/27)	8,690	8,328,793
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)	1,782	1,726,146
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)(a)	16,232	15,574,790
2.00%, 05/11/27 (Call 03/11/27)	6,624	6,093,621
2.95%, 05/16/26 (Call 02/16/26)(a)	14,458	13,888,984
3.33%, 11/17/25 (Call 08/17/25)	5,085	4,961,572
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	5,393	5,071,490
1.02%, 08/12/27 (Call 06/12/27)(a)	4,594	4,061,923
3.85%, 01/15/28 (Call 10/15/27)(a)	4,050	3,941,179
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	16,475	16,131,990
ConocoPhillips Co., 2.40%, 03/07/25 (Call 03/11/24)	1,138	1,105,548
Continental Resources Inc./OK
2.27%, 11/15/26 (Call 04/01/24)(b)	5,356	4,915,322
4.38%, 01/15/28 (Call 10/15/27)	6,803	6,540,172
Coterra Energy Inc., 3.90%, 05/15/27 (Call 02/15/27)	5,228	5,027,796
Devon Energy Corp.
5.25%, 10/15/27 (Call 03/11/24)(a)	3,370	3,362,650
5.85%, 12/15/25 (Call 09/15/25)	4,021	4,044,274
5.88%, 06/15/28 (Call 03/11/24)(a)	740	744,465
Diamondback Energy Inc., 3.25%, 12/01/26 (Call 10/01/26)(a)	4,983	4,763,019
Empresa Nacional del Petroleo, 3.75%, 08/05/26 (Call 05/05/26)(b)	3,612	3,422,286
Eni SpA, Series X-R, 4.75%, 09/12/28(a)(b)	2,882	2,851,713
Eni USA Inc., 7.30%, 11/15/27(a)	4,567	4,853,775
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	4,004	3,914,470
4.15%, 01/15/26 (Call 10/15/25)(a)	5,231	5,151,070
EQT Corp.
3.13%, 05/15/26 (Call 04/01/24)(a)(b)	2,741	2,592,163
3.90%, 10/01/27 (Call 07/01/27)	8,100	7,662,683
5.00%, 01/15/29 (Call 07/15/28)(a)	1,842	1,795,189
5.70%, 04/01/28 (Call 03/01/28)(a)	3,993	4,021,515
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	12,928	12,174,104
2.88%, 04/06/25 (Call 03/06/25)	20,337	19,850,574
3.00%, 04/06/27 (Call 02/06/27)(a)	6,284	5,944,929
3.63%, 09/10/28 (Call 06/10/28)(a)	2,880	2,756,725
6.50%, 12/01/28(a)(b)	3,500	3,736,090
6.80%, 01/15/28(a)	660	700,231
7.15%, 11/15/25(a)	2,534	2,613,831
7.15%, 01/15/29(a)	1,550	1,688,916
7.25%, 09/23/27(a)	1,419	1,527,584

S C H E D U L E O F I N V E S T M E N T S	169

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)(a)	$6,603	$6,238,902
3.04%, 03/01/26 (Call 12/01/25)(a)	15,811	15,255,304
3.29%, 03/19/27 (Call 01/19/27)(a)	7,186	6,922,626
GS Caltex Corp., 4.50%, 01/05/26(b)	2,080	2,039,450
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)(a)	7,212	7,035,927
HF Sinclair Corp.
5.00%, 02/01/28 (Call 03/11/24)(b)	535	515,184
5.88%, 04/01/26 (Call 01/01/26)(a)	5,600	5,617,305
6.38%, 04/15/27 (Call 04/15/24)(b)	215	215,367
KazMunayGas National Co. JSC, 4.75%, 04/19/27(a)(b)	6,725	6,492,530
Kunlun Energy Co. Ltd., 3.75%, 05/13/25(b)	210	205,736
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	6,968	6,769,170
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)(a)	2,340	2,229,162
4.70%, 05/01/25 (Call 04/01/25)	9,146	9,059,579
5.13%, 12/15/26 (Call 09/15/26)	4,944	4,938,630
Occidental Petroleum Corp.
3.40%, 04/15/26 (Call 01/15/26)(a)	890	851,944
5.50%, 12/01/25 (Call 09/01/25)	3,545	3,536,550
5.55%, 03/15/26 (Call 12/15/25)(a)	6,660	6,667,308
5.88%, 09/01/25 (Call 06/01/25)(a)	4,885	4,896,724
6.38%, 09/01/28 (Call 03/01/28)(a)	7,435	7,702,068
8.50%, 07/15/27 (Call 01/15/27)(a)	3,530	3,829,062
Ovintiv Inc.
5.38%, 01/01/26 (Call 10/01/25)	3,298	3,282,022
5.65%, 05/15/25(a)	4,465	4,465,880
5.65%, 05/15/28 (Call 04/15/28)(a)	5,545	5,594,359
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)(a)	560	524,363
Pertamina Persero PT, 1.40%, 02/09/26 (Call 01/09/26)(a)(b)	6,809	6,288,111
Petroliam Nasional Bhd, 7.63%, 10/15/26(a)(b)	2,113	2,235,195
Petronas Capital Ltd., 3.50%, 03/18/25(b)	11,158	10,923,905
Petronas Energy Canada Ltd., 2.11%, 03/23/28 (Call 01/23/28)(b)	5,260	4,706,148
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	3,627	3,356,240
3.85%, 04/09/25 (Call 03/09/25)	4,802	4,720,086
3.90%, 03/15/28 (Call 12/15/27)	4,937	4,755,888
Phillips 66 Co.
3.55%, 10/01/26 (Call 07/01/26)	3,179	3,050,601
3.75%, 03/01/28 (Call 12/01/27)	4,800	4,576,837
4.95%, 12/01/27 (Call 11/01/27)(a)	5,506	5,487,651
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	2,378	2,207,130
5.10%, 03/29/26	5,540	5,533,973
PTTEP Treasury Center Co. Ltd., 2.59%, 06/10/27 (Call 04/10/27)(b)	345	316,713
Qatar Energy, 1.38%, 09/12/26 (Call 08/12/26)(b)	12,863	11,733,860
Raizen Fuels Finance SA, 5.30%, 01/20/27(a)(b) .	591	588,342
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(a)(b)	1,777	1,788,910
6.33%, 09/30/27(b)	4,083	4,140,205
Reliance Industries Ltd., 3.67%, 11/30/27(a)(b)	540	509,865
SA Global Sukuk Ltd., 1.60%, 06/17/26 (Call 05/17/26)(b)	13,330	12,256,722

Security	Par (000)	Value

Oil & Gas (continued)
Saudi Arabian Oil Co., 1.63%, 11/24/25 (Call 10/24/25)(a)(b)	$10,231	$9,582,805
Shell International Finance BV
2.50%, 09/12/26(a)	6,531	6,167,791
2.88%, 05/10/26	11,420	10,929,182
3.25%, 05/11/25	18,417	18,011,202
3.88%, 11/13/28 (Call 08/13/28)(a)	3,424	3,304,442
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(b)	10,951	10,694,493
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(b)	5,513	5,203,831
3.50%, 05/03/26(a)(b)	6,007	5,811,472
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(a)(b)	5,450	5,157,123
3.63%, 04/12/27(a)(b)	5,464	5,260,863
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(a)(b)	9,662	9,047,785
2.15%, 05/13/25 (Call 04/13/25)(a)(b)	9,679	9,306,406
4.13%, 09/12/25(b)	3,697	3,632,447
Suncor Energy Inc.
7.00%, 11/15/28(a)	2,250	2,401,857
7.88%, 06/15/26(a)	1,670	1,752,708
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(b)	3,860	3,625,119
4.00%, 08/15/26(a)(b)	5,320	4,982,169
Thaioil Treasury Center Co. Ltd., 4.63%, 11/20/28(b)	110	106,763
TotalEnergies Capital International SA, 3.46%, 02/19/29 (Call 11/19/28)(a)	2,850	2,676,260
TotalEnergies Capital SA, 3.88%, 10/11/28	8,870	8,550,578
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)(a)	4,136	3,747,926
2.85%, 04/15/25 (Call 03/15/25)	640	621,557
3.40%, 09/15/26 (Call 06/15/26)(a)	1,241	1,185,642
4.35%, 06/01/28 (Call 03/01/28)(a)	5,176	5,037,559
Var Energi ASA
5.00%, 05/18/27 (Call 04/18/27)(b)	2,060	2,002,919
7.50%, 01/15/28 (Call 12/15/27)(b)	7,701	8,109,435
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	7,293	7,131,615
3.70%, 09/15/26 (Call 06/15/26)(b)	5,299	5,061,442
3.70%, 03/15/28 (Call 12/15/27)(a)(b)	6,510	6,063,890

		662,477,464

Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	4,191	3,865,312
3.34%, 12/15/27 (Call 09/15/27)	9,095	8,575,813
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	3,573	3,490,591
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	3,727	3,521,853
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(a)(b)	8,575	8,223,198
4.00%, 12/21/25 (Call 09/21/25)(a)(b)	3,836	3,755,842

170	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Schlumberger Investment SA, 4.50%, 05/15/28 (Call 04/15/28)(a)	$6,455	$6,394,999

		37,827,608

Packaging & Containers — 0.3%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	3,401	3,274,107
4.50%, 05/15/28 (Call 02/15/28)	980	952,778
Amcor Flexibles North America Inc.
3.10%, 09/15/26 (Call 06/15/26)(a)	2,133	1,991,758
4.00%, 05/17/25 (Call 04/17/25)	3,747	3,675,368
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)(a)	9,721	9,051,875
1.65%, 01/15/27 (Call 12/15/26)(a)	2,585	2,327,844
4.88%, 07/15/26 (Call 04/01/24)(a)(b)	8,351	8,154,150
5.50%, 04/15/28 (Call 03/15/28)(a)(b)	4,035	4,009,158
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(a)(b)	2,639	2,578,124
CCL Industries Inc., 3.25%, 10/01/26 (Call 07/01/26)(a)(b)	2,295	2,163,020
Graphic Packaging International LLC, 1.51%, 04/15/26 (Call 03/15/26)(a)(b)	2,787	2,547,614
Packaging Corp. of America, 3.40%, 12/15/27 (Call 09/15/27)	3,973	3,754,187
Sealed Air Corp., 1.57%, 10/15/26 (Call 09/15/26)(a)(b)	4,053	3,647,530
Silgan Holdings Inc., 1.40%, 04/01/26 (Call 03/01/26)(a)(b)	3,440	3,140,158
Sonoco Products Co., 2.25%, 02/01/27 (Call 01/01/27)	2,172	1,994,548
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	3,505	3,298,021
3.75%, 03/15/25 (Call 01/15/25)	4,603	4,518,037
3.90%, 06/01/28 (Call 03/01/28)	1,130	1,070,926
4.00%, 03/15/28 (Call 12/15/27)	5,105	4,873,081
4.65%, 03/15/26 (Call 01/15/26)	5,204	5,136,527

		72,158,811

Pharmaceuticals — 3.8%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)(a)	25,611	24,283,373
3.20%, 05/14/26 (Call 02/14/26)	13,080	12,591,984
3.60%, 05/14/25 (Call 02/14/25)	23,999	23,519,291
4.25%, 11/14/28 (Call 08/14/28)(a)	10,155	9,922,324
4.80%, 03/15/27 (Call 02/15/27)	13,325	13,287,216
4.80%, 03/15/29 (Call 02/15/29)	13,325	13,263,531
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)(a)	8,085	7,436,426
1.75%, 05/28/28 (Call 03/28/28)	7,324	6,474,831
4.80%, 02/26/27 (Call 01/26/27)	6,300	6,285,132
4.85%, 02/26/29 (Call 01/26/29)	7,585	7,582,397
4.88%, 03/03/28 (Call 02/03/28)	7,955	7,947,460
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	7,878	7,208,743
3.13%, 06/12/27 (Call 03/12/27)	5,147	4,890,977
3.38%, 11/16/25(a)	13,383	13,015,483
4.00%, 01/17/29 (Call 10/17/28)	3,145	3,038,272
Bayer Corp., 6.65%, 02/15/28(b)	595	605,872
Bayer U.S. Finance II LLC
4.25%, 12/15/25 (Call 10/15/25)(b)	16,740	16,276,383
4.38%, 12/15/28 (Call 09/15/28)(b)	22,422	20,886,382
5.50%, 08/15/25(a)(b)	1,161	1,148,859

Security	Par (000)	Value

Pharmaceuticals (continued)
Bayer U.S. Finance LLC
6.13%, 11/21/26 (Call 10/21/26)(a)(b)	$6,290	$6,334,640
6.25%, 01/21/29 (Call 12/21/28)(b)	6,370	6,417,620
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	11,754	11,268,463
4.69%, 02/13/28 (Call 01/13/28)	6,273	6,180,565
4.87%, 02/08/29 (Call 01/08/29)	2,750	2,715,549
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	7,123	6,625,702
1.13%, 11/13/27 (Call 09/13/27)(a)	7,039	6,170,923
3.20%, 06/15/26 (Call 04/15/26)	11,280	10,854,803
3.25%, 02/27/27(a)	3,813	3,661,032
3.45%, 11/15/27 (Call 08/15/27)(a)	2,365	2,256,446
3.90%, 02/20/28 (Call 11/20/27)	10,635	10,267,847
4.90%, 02/22/27 (Call 01/22/27)	2,890	2,886,769
4.90%, 02/22/29 (Call 01/22/29)	7,425	7,407,533
4.95%, 02/20/26	4,595	4,587,147
6.80%, 11/15/26	725	757,794
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	8,082	7,663,314
3.75%, 09/15/25 (Call 06/15/25)	3,864	3,769,123
5.13%, 02/15/29 (Call 01/15/29)	4,390	4,370,607
Cencora Inc.
3.25%, 03/01/25 (Call 12/01/24)	4,605	4,505,435
3.45%, 12/15/27 (Call 09/15/27)	5,115	4,845,565
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)(a)	2,284	2,109,954
3.05%, 10/15/27 (Call 07/15/27)	2,451	2,291,022
3.25%, 04/15/25 (Call 01/15/25)	5,385	5,256,123
3.40%, 03/01/27 (Call 12/01/26)(a)	8,899	8,472,664
4.38%, 10/15/28 (Call 07/15/28)	33,885	32,889,967
4.50%, 02/25/26 (Call 11/27/25)	5,414	5,338,703
5.69%, 03/15/26 (Call 03/15/24)	940	939,980
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	12,446	10,942,432
2.88%, 06/01/26 (Call 03/01/26)	11,498	10,925,944
3.00%, 08/15/26 (Call 06/15/26)(a)	4,782	4,540,513
3.63%, 04/01/27 (Call 02/01/27)	2,596	2,491,245
3.88%, 07/20/25 (Call 04/20/25)	18,433	18,056,688
4.10%, 03/25/25 (Call 01/25/25)	6,427	6,345,173
4.30%, 03/25/28 (Call 12/25/27)	40,981	39,772,093
5.00%, 02/20/26 (Call 01/20/26)(a)	9,717	9,672,901
5.00%, 01/30/29 (Call 12/30/28)	265	264,136
6.25%, 06/01/27(a)	6,507	6,742,651
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	4,747	4,618,137
3.10%, 05/15/27 (Call 02/15/27)(a)	1,603	1,524,791
4.50%, 02/09/27 (Call 01/09/27)(a)	6,350	6,325,281
4.50%, 02/09/29 (Call 01/09/29)(a)	6,340	6,303,711
5.00%, 02/27/26 (Call 03/11/24)	100	99,960
5.50%, 03/15/27(a)	3,290	3,373,061
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(a)(b)	11,088	10,838,254
Evernorth Health Inc., 4.50%, 02/25/26 (Call 11/27/25)(a)	1,187	1,167,041
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	7,436	7,306,688
3.88%, 05/15/28(a)	15,464	14,956,401
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	5,926	5,559,652
0.95%, 09/01/27 (Call 07/01/27)	9,320	8,246,576

S C H E D U L E O F I N V E S T M E N T S	171

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.45%, 03/01/26 (Call 12/01/25)	$13,553	$12,969,404
2.90%, 01/15/28 (Call 10/15/27)(a)	9,492	8,981,270
2.95%, 03/03/27 (Call 12/03/26)	6,618	6,330,207
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)(a)	3,977	3,691,142
1.30%, 08/15/26 (Call 07/15/26)(a)	3,926	3,583,641
3.95%, 02/16/28 (Call 11/16/27)(a)	3,038	2,950,666
4.90%, 07/15/28 (Call 06/15/28)(a)	3,843	3,843,559
5.25%, 02/15/26 (Call 04/01/24)(a)	3,778	3,778,044
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)(a)	5,616	5,511,772
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	6,827	6,311,096
1.70%, 06/10/27 (Call 05/10/27)	9,803	8,880,283
1.90%, 12/10/28 (Call 10/10/28)(a)	1,835	1,619,517
4.05%, 05/17/28 (Call 04/17/28)	3,540	3,469,819
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	1,070	1,122,345
6.40%, 03/01/28(a)	540	571,253
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	6,318	6,091,766
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)(a)	8,172	7,574,037
3.00%, 11/20/25 (Call 08/20/25)(a)	11,935	11,564,631
3.10%, 05/17/27 (Call 02/17/27)(a)	6,531	6,218,379
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)(a)	4,632	4,396,800
2.75%, 06/03/26(a)	8,270	7,915,414
3.00%, 12/15/26(a)	11,003	10,494,653
3.60%, 09/15/28 (Call 06/15/28)(a)	1,355	1,294,817
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	19,313	19,071,379
4.45%, 05/19/28 (Call 04/19/28)(a)	31,535	30,920,063
4.65%, 05/19/25(a)	19,825	19,702,052
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 04/01/24)(a)(b)	770	711,818
Sanofi SA, 3.63%, 06/19/28 (Call 03/19/28)	545	526,352
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	19,203	18,291,737
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)	12,545	12,524,320
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	14,226	13,730,593
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	5,279	5,010,125
2.30%, 06/22/27 (Call 04/22/27)(a)	5,072	4,587,825
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)(a)	5,080	4,750,485
3.90%, 08/20/28 (Call 05/20/28)(a)	1,450	1,393,700
4.50%, 11/13/25 (Call 08/13/25)	5,898	5,825,879
5.40%, 11/14/25 (Call 10/14/25)(a)	4,450	4,458,170

		821,252,568

Pipelines — 2.7%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	3,680	3,586,615
5.95%, 06/01/26 (Call 03/01/26)(a)	3,877	3,907,497
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	8,469	8,430,552
5.88%, 03/31/25 (Call 10/02/24)(a)	11,029	11,028,727
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 03/11/24)	5,282	5,070,089

Security	Par (000)	Value

Pipelines (continued)
Colonial Pipeline Co., 3.75%, 10/01/25 (Call 07/01/25)(a)(b)	$2,070	$2,018,206
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(a)(b)	2,571	2,483,161
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	7,497	7,388,519
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/28 (Call 07/15/28)(a)(b)	9,930	10,113,304
6.06%, 08/15/26 (Call 07/15/26)(b)	2,040	2,064,491
DCP Midstream Operating LP
5.38%, 07/15/25 (Call 04/15/25)	6,545	6,530,413
5.63%, 07/15/27 (Call 04/15/27)(a)	3,961	3,974,337
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)(a)	3,493	3,515,772
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	3,198	2,923,427
3.70%, 07/15/27 (Call 04/15/27)	4,716	4,507,464
4.25%, 12/01/26 (Call 09/01/26)	4,957	4,850,452
5.50%, 07/15/77 (Call 07/15/27), (3-mo. SOFR + 3.680%)(a)(c)	6,433	5,981,232
5.90%, 11/15/26 (Call 10/15/26)(a)	5,010	5,103,653
5.97%, 03/08/26 (Call 03/08/24)(a)	4,535	4,533,783
6.00%, 11/15/28 (Call 10/15/28)(a)	5,955	6,167,079
6.25%, 03/01/78 (Call 03/01/28), (3-mo. SOFR + 3.903%)(c)	5,230	4,991,675
7.38%, 01/15/83 (Call 10/15/27), (5-year CMT + 3.708%)(a)(c)	3,235	3,241,793
8.25%, 01/15/84 (Call 10/15/28), (5-year CMT + 3.785%)(c)	50	51,869
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27), (3-mo. SOFR + 4.152%)(a)(c)	4,298	4,176,198
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	6,818	6,601,657
3.90%, 07/15/26 (Call 04/15/26)	3,712	3,593,242
4.00%, 10/01/27 (Call 07/01/27)	5,009	4,794,240
4.05%, 03/15/25 (Call 12/15/24)(a)	6,820	6,710,545
4.20%, 04/15/27 (Call 01/15/27)(a)	4,276	4,147,941
4.40%, 03/15/27 (Call 12/15/26)	4,926	4,800,709
4.75%, 01/15/26 (Call 10/15/25)(a)	6,459	6,384,285
4.95%, 05/15/28 (Call 02/15/28)(a)	6,336	6,253,070
4.95%, 06/15/28 (Call 03/15/28)	6,444	6,346,970
5.50%, 06/01/27 (Call 03/01/27)	6,495	6,517,261
5.55%, 02/15/28 (Call 01/15/28)(a)	6,425	6,474,569
5.63%, 05/01/27 (Call 03/18/24)(a)(b)	1,950	1,932,489
5.95%, 12/01/25 (Call 09/01/25)(a)	2,622	2,637,752
6.00%, 02/01/29 (Call 04/01/24)(a)(b)	2,400	2,406,624
6.05%, 12/01/26 (Call 11/01/26)	6,385	6,498,034
6.10%, 12/01/28 (Call 11/01/28)(a)	3,605	3,726,370
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)(a)	6,108	5,957,050
3.95%, 02/15/27 (Call 11/15/26)	3,740	3,649,570
4.15%, 10/16/28 (Call 07/16/28)	8,008	7,728,858
4.60%, 01/11/27 (Call 12/11/26)(a)	3,800	3,772,468
5.05%, 01/10/26	5,215	5,211,416
5.38%, 02/15/78 (Call 02/15/28), (3-mo. SOFR + 2.832%)(c)	3,250	3,004,353
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3-mo. SOFR + 3.295%)(c)	6,465	6,132,904

172	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Florida Gas Transmission Co. LLC, 4.35%, 07/15/25 (Call 04/15/25)(a)(b)	$3,996	$3,920,685
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(b)	270	252,428
Gray Oak Pipeline LLC
2.60%, 10/15/25 (Call 09/15/25)(b)	4,427	4,211,649
3.45%, 10/15/27 (Call 08/15/27)(a)(b)	1,750	1,630,304
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(a)(b)	3,526	3,464,078
6.19%, 11/01/25(a)(b)	2,808	2,817,755
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	3,403	3,107,925
4.30%, 06/01/25 (Call 03/01/25)	10,659	10,503,449
4.30%, 03/01/28 (Call 12/01/27)	9,724	9,432,017
5.00%, 02/01/29 (Call 01/01/29)	4,860	4,817,414
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)(a)	4,565	4,530,109
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)(a)	10,215	9,529,663
4.00%, 03/15/28 (Call 12/15/27)(a)	10,706	10,264,937
4.13%, 03/01/27 (Call 12/01/26)	8,396	8,141,145
4.25%, 12/01/27 (Call 09/01/27)(a)	4,980	4,819,719
4.80%, 02/15/29 (Call 11/15/28)(a)	1,750	1,713,835
4.88%, 06/01/25 (Call 03/01/25)	8,265	8,191,022
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(a)(b)	4,845	4,729,379
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	3,263	3,166,704
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	3,036	2,888,352
3.20%, 03/15/25(a)	1,190	1,157,539
4.00%, 07/13/27 (Call 04/13/27)	2,031	1,958,060
4.55%, 07/15/28 (Call 04/15/28)	4,830	4,718,532
5.55%, 11/01/26 (Call 10/01/26)	5,045	5,082,532
5.65%, 11/01/28 (Call 10/01/28)	7,390	7,517,966
5.85%, 01/15/26 (Call 12/15/25)(a)	4,255	4,292,812
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	3,734	3,705,479
Plains All American Pipeline LP/PAA
Finance Corp.
4.50%, 12/15/26 (Call 09/15/26)(a)	5,299	5,197,298
4.65%, 10/15/25 (Call 07/15/25)	7,232	7,137,157
QazaqGaz NC JSC, 4.38%, 09/26/27(a)(b)	3,553	3,309,619
Sabal Trail Transmission LLC, 4.25%, 05/01/28 (Call 02/01/28)(a)(b)	1,335	1,281,479
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	10,330	9,965,007
5.00%, 03/15/27 (Call 09/15/26)	9,999	9,924,550
5.63%, 03/01/25 (Call 12/01/24)	13,625	13,606,153
5.88%, 06/30/26 (Call 12/31/25)	10,459	10,543,769
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	3,895	3,722,664
3.50%, 03/15/25 (Call 12/15/24)	3,555	3,484,340
Targa Resources Corp., 5.20%, 07/01/27 (Call 06/01/27)	4,773	4,749,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (Call 04/01/24)(a)	8,377	8,192,580
6.50%, 07/15/27 (Call 04/01/24)	5,575	5,632,880

Security	Par (000)	Value

Pipelines (continued)
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	$3,987	$3,803,102
4.38%, 03/13/25 (Call 12/13/24)	3,856	3,799,488
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27(a)	2,332	2,450,464
7.00%, 10/15/28(a)	3,565	3,809,464
Texas Eastern Transmission LP, 3.50%, 01/15/28 (Call 10/15/27)(b)	626	586,787
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (Call 02/15/28)(a)	11,420	11,001,209
4.88%, 01/15/26 (Call 10/15/25)	6,388	6,337,341
6.20%, 03/09/26 (Call 03/18/24)	2,269	2,269,032
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27), (3 mo. LIBOR US + 3.208%)(a)(c)	9,460	8,698,599
5.63%, 05/20/75 (Call 05/20/25), (3-mo. LIBOR US + 3.528%)(a)(c)	4,717	4,565,075
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26), (3 mo. LIBOR US + 4.640%)(a)(c)	7,440	7,135,411
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	610	585,730
7.85%, 02/01/26 (Call 11/01/25)	7,099	7,375,836
Transportadora de Gas Internacional SA ESP,
5.55%, 11/01/28 (Call 08/01/28)(b)	250	246,397
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	4,145	4,031,369
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)(a)	3,045	2,970,504
4.50%, 03/01/28 (Call 12/01/27)	6,676	6,381,582
4.65%, 07/01/26 (Call 04/01/26)	2,965	2,900,752
4.75%, 08/15/28 (Call 05/15/28)(a)	4,447	4,293,812
6.35%, 01/15/29 (Call 12/15/28)(a)	895	923,845
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	9,860	9,435,965
4.00%, 09/15/25 (Call 06/15/25)	6,054	5,936,062
4.90%, 03/15/29 (Call 02/15/29)	3,325	3,280,452
5.30%, 08/15/28 (Call 07/15/28)	8,420	8,481,244
5.40%, 03/02/26	6,145	6,159,288

		566,693,855

Private Equity — 0.0%
Apollo Management Holdings LP, 4.40%, 05/27/26 (Call 02/27/26)(a)(b)	3,374	3,289,750

Real Estate — 0.1%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)(a)	3,766	3,724,011
GAIF Bond Issuer Pty. Ltd., 3.40%, 09/30/26 (Call 06/30/26)(b)	3,735	3,555,504
Jones Lang LaSalle Inc., 6.88%, 12/01/28 (Call 11/01/28)	2,010	2,113,635
Ontario Teachers’ Cadillac Fairview Properties Trust, 3.88%, 03/20/27 (Call 12/20/26)(b)	4,506	4,245,734
Realty Income Corp.
2.10%, 03/15/28 (Call 01/15/28)(a)	965	856,500
3.20%, 01/15/27 (Call 11/15/26)(a)	1,798	1,697,699
Sun Communities Operating LP, 5.50%, 01/15/29 (Call 12/15/28)	3,115	3,083,740

		19,276,823

Real Estate Investment Trusts — 3.2%
Agree LP, 2.00%, 06/15/28 (Call 04/15/28)(a)	1,750	1,520,993

S C H E D U L E O F I N V E S T M E N T S	173

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)(a)	$3,911	$3,819,394
3.80%, 04/15/26 (Call 02/15/26)(a)	3,812	3,702,467
3.95%, 01/15/27 (Call 10/15/26)(a)	2,415	2,329,629
3.95%, 01/15/28 (Call 10/15/27)	3,028	2,885,799
4.30%, 01/15/26 (Call 10/15/25)	816	799,210
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)	3,565	3,424,735
4.90%, 02/15/29 (Call 11/15/28)(a)	275	267,951
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	3,861	3,630,084
1.45%, 09/15/26 (Call 08/15/26)(a)	4,167	3,787,534
1.50%, 01/31/28 (Call 11/30/27)	4,410	3,829,054
1.60%, 04/15/26 (Call 03/15/26)	4,487	4,155,184
2.40%, 03/15/25 (Call 02/15/25)	5,484	5,301,569
2.75%, 01/15/27 (Call 11/15/26)(a)	5,050	4,700,647
3.13%, 01/15/27 (Call 10/15/26)	2,740	2,584,655
3.38%, 10/15/26 (Call 07/15/26)(a)	6,664	6,356,125
3.55%, 07/15/27 (Call 04/15/27)(a)	5,392	5,110,152
3.60%, 01/15/28 (Call 10/15/27)	4,572	4,309,325
3.65%, 03/15/27 (Call 02/15/27)	4,670	4,463,308
4.00%, 06/01/25 (Call 03/01/25)(a)	5,482	5,376,098
4.40%, 02/15/26 (Call 11/15/25)(a)	3,403	3,346,496
5.25%, 07/15/28 (Call 06/15/28)(a)	7,758	7,730,056
5.50%, 03/15/28 (Call 02/15/28)(a)	4,816	4,835,817
5.80%, 11/15/28 (Call 10/15/28)(a)	5,505	5,610,693
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	3,373	2,934,125
2.90%, 10/15/26 (Call 07/15/26)(a)	1,886	1,782,925
2.95%, 05/11/26 (Call 02/11/26)(a)	2,875	2,745,424
3.20%, 01/15/28 (Call 10/15/27)(a)	3,410	3,189,863
3.35%, 05/15/27 (Call 02/15/27)	2,432	2,306,111
3.45%, 06/01/25 (Call 03/03/25)	3,486	3,408,861
3.50%, 11/15/25 (Call 08/15/25)(a)	1,899	1,844,640
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	6,305	5,835,893
3.65%, 02/01/26 (Call 11/03/25)(a)	6,324	6,081,184
4.50%, 12/01/28 (Call 09/01/28)	1,950	1,842,324
6.75%, 12/01/27 (Call 11/01/27)(a)	10,090	10,419,120
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)(a)	2,115	1,871,265
3.90%, 03/15/27 (Call 12/15/26)	2,629	2,507,283
4.13%, 06/15/26 (Call 03/15/26)	3,757	3,620,292
Camden Property Trust
4.10%, 10/15/28 (Call 07/15/28)(a)	3,165	3,048,415
5.85%, 11/03/26 (Call 10/03/26)(a)	2,680	2,736,911
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)(a)	2,355	1,950,523
2.25%, 03/15/26 (Call 02/15/26)(a)	2,496	2,334,217
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	6,808	6,155,164
1.35%, 07/15/25 (Call 06/15/25)(a)	4,602	4,354,528
2.90%, 03/15/27 (Call 02/15/27)(a)	5,474	5,096,306
3.65%, 09/01/27 (Call 06/01/27)	6,754	6,377,362
3.70%, 06/15/26 (Call 03/15/26)	5,376	5,176,871
3.80%, 02/15/28 (Call 11/15/27)	7,874	7,415,762
4.00%, 03/01/27 (Call 12/01/26)	3,774	3,635,273
4.30%, 02/15/29 (Call 11/15/28)	975	925,801
4.45%, 02/15/26 (Call 11/15/25)	6,277	6,159,161
4.80%, 09/01/28 (Call 08/01/28)	965	941,948
5.00%, 01/11/28 (Call 12/11/27)	6,910	6,805,325

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
CubeSmart LP
2.25%, 12/15/28 (Call 10/15/28)(a)	$3,608	$3,138,731
3.13%, 09/01/26 (Call 06/01/26)(a)	1,715	1,621,447
4.00%, 11/15/25 (Call 08/15/25)	1,511	1,470,340
4.38%, 02/15/29 (Call 11/15/28)(a)	2,220	2,111,708
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)(a)	6,359	6,066,544
4.45%, 07/15/28 (Call 04/15/28)(a)	2,555	2,471,767
5.55%, 01/15/28 (Call 12/15/27)	6,515	6,580,363
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)(a)	2,000	1,963,290
4.50%, 06/01/27 (Call 03/01/27)(a)	3,075	2,906,644
4.75%, 12/15/26 (Call 09/15/26)(a)	2,620	2,517,241
4.95%, 04/15/28 (Call 01/15/28)	2,255	2,139,357
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)(a)	13,915	13,011,793
1.25%, 07/15/25 (Call 06/15/25)	896	845,594
1.45%, 05/15/26 (Call 04/15/26)	2,586	2,379,491
1.55%, 03/15/28 (Call 01/15/28)	2,385	2,075,199
1.80%, 07/15/27 (Call 05/15/27)	4,435	3,987,400
2.00%, 05/15/28 (Call 03/15/28)(a)	2,960	2,608,539
2.90%, 11/18/26 (Call 09/18/26)(a)	5,299	4,988,761
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	3,077	2,903,740
3.25%, 08/01/27 (Call 05/01/27)	2,460	2,310,742
3.38%, 06/01/25 (Call 03/01/25)(a)	2,938	2,865,406
3.50%, 03/01/28 (Call 12/01/27)	3,725	3,515,590
4.15%, 12/01/28 (Call 09/01/28)(a)	4,768	4,610,057
Essex Portfolio LP
1.70%, 03/01/28 (Call 01/01/28)(a)	3,360	2,919,979
3.38%, 04/15/26 (Call 01/15/26)	2,810	2,702,080
3.50%, 04/01/25 (Call 01/01/25)(a)	2,860	2,795,287
3.63%, 05/01/27 (Call 02/01/27)(a)	2,391	2,267,837
Extra Space Storage LP
3.50%, 07/01/26 (Call 04/01/26)	3,552	3,401,276
3.88%, 12/15/27 (Call 09/15/27)(a)	3,135	2,977,765
5.70%, 04/01/28 (Call 03/01/28)	3,755	3,807,421
Federal Realty OP LP
1.25%, 02/15/26 (Call 01/15/26)	5,760	5,307,049
3.25%, 07/15/27 (Call 04/15/27)(a)	3,364	3,134,340
5.38%, 05/01/28 (Call 04/01/28)(a)	3,245	3,219,511
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	5,282	5,234,155
5.30%, 01/15/29 (Call 10/15/28)	3,645	3,536,399
5.38%, 04/15/26 (Call 01/15/26)	6,015	5,949,236
5.75%, 06/01/28 (Call 03/03/28)	4,225	4,191,453
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(a)(b)	860	795,185
Healthcare Realty Holdings LP
3.50%, 08/01/26 (Call 05/01/26)(a)	3,705	3,524,019
3.63%, 01/15/28 (Call 10/15/27)	305	278,882
3.75%, 07/01/27 (Call 04/01/27)	3,601	3,379,325
Healthpeak OP LLC
1.35%, 02/01/27 (Call 01/01/27)(a)	4,590	4,128,430
2.13%, 12/01/28 (Call 10/01/28)(a)	3,120	2,713,156
3.25%, 07/15/26 (Call 05/15/26)(a)	4,029	3,848,921
4.00%, 06/01/25 (Call 03/01/25)(a)	2,795	2,740,079
Highwoods Realty LP
3.88%, 03/01/27 (Call 12/01/26)	828	777,347
4.13%, 03/15/28 (Call 12/15/27)(a)	2,555	2,364,309

174	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)(a)	$3,232	$3,164,890
Series F, 4.50%, 02/01/26 (Call 11/01/25)(a)	1,940	1,897,290
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28 (Call 09/15/28)(a)	2,719	2,378,141
Kilroy Realty LP
4.38%, 10/01/25 (Call 07/01/25)(a)	2,765	2,694,404
4.75%, 12/15/28 (Call 09/15/28)(a)	3,605	3,394,849
Kimco Realty OP LLC
1.90%, 03/01/28 (Call 01/01/28)(a)	3,270	2,864,373
2.80%, 10/01/26 (Call 07/01/26)	2,787	2,612,593
3.25%, 08/15/26 (Call 05/15/26)	1,560	1,471,311
3.80%, 04/01/27 (Call 01/01/27)(a)	2,610	2,500,810
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	1,891	1,790,782
Kite Realty Group Trust, 4.00%, 03/15/25 (Call 12/15/24)(a)	2,170	2,123,256
LXP Industrial Trust, 6.75%, 11/15/28 (Call 10/15/28)(a)	805	831,081
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)(a)	1,838	1,659,741
3.60%, 06/01/27 (Call 03/01/27)(a)	3,320	3,172,241
4.00%, 11/15/25 (Call 08/15/25)	2,802	2,741,555
4.20%, 06/15/28 (Call 03/15/28)	2,165	2,094,995
NNN REIT Inc.
3.50%, 10/15/27 (Call 07/15/27)	1,775	1,665,241
3.60%, 12/15/26 (Call 09/15/26)(a)	2,153	2,049,258
4.00%, 11/15/25 (Call 08/15/25)	2,711	2,644,665
4.30%, 10/15/28 (Call 07/15/28)(a)	2,695	2,587,926
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	4,256	4,092,739
4.75%, 01/15/28 (Call 10/15/27)	4,000	3,837,324
5.25%, 01/15/26 (Call 10/15/25)(a)	3,474	3,442,968
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)(a)	2,735	2,601,694
4.30%, 03/15/27 (Call 12/15/26)(a)	2,541	2,473,104
Piedmont Operating Partnership LP, 9.25%, 07/20/28 (Call 06/20/28)	2,760	2,915,900
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)(a)	3,169	2,910,235
3.25%, 06/30/26 (Call 03/30/26)(a)	2,249	2,160,295
3.25%, 10/01/26 (Call 07/01/26)	2,366	2,257,485
3.38%, 12/15/27 (Call 09/15/27)(a)	3,435	3,244,688
3.88%, 09/15/28 (Call 06/15/28)(a)	3,215	3,074,906
4.00%, 09/15/28 (Call 06/15/28)	815	783,607
4.38%, 02/01/29 (Call 11/01/28)(a)	1,845	1,803,370
4.88%, 06/15/28 (Call 05/15/28)	5,475	5,468,285
Prologis Targeted U.S. Logistics Fund LP, 5.25%, 04/01/29 (Call 03/01/29)(b)	425	422,777
Public Storage Operating Co.
0.88%, 02/15/26 (Call 01/15/26)(a)	3,170	2,925,838
1.50%, 11/09/26 (Call 10/09/26)	4,000	3,651,353
1.85%, 05/01/28 (Call 03/01/28)	4,635	4,095,296
1.95%, 11/09/28 (Call 09/09/28)(a)	405	355,489
3.09%, 09/15/27 (Call 06/15/27)	3,201	3,011,340
5.13%, 01/15/29 (Call 12/15/28)(a)	3,835	3,872,006
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)(a)	2,146	1,957,725
2.20%, 06/15/28 (Call 04/15/28)(a)	4,420	3,923,197
3.00%, 01/15/27 (Call 10/15/26)(a)	3,824	3,605,724
3.40%, 01/15/28 (Call 11/15/27)	4,890	4,585,320

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.65%, 01/15/28 (Call 10/15/27)	$1,964	$1,862,432
3.88%, 04/15/25 (Call 02/15/25)	3,249	3,192,883
3.95%, 08/15/27 (Call 05/15/27)	4,156	4,013,789
4.13%, 10/15/26 (Call 07/15/26)(a)	3,859	3,756,843
4.45%, 09/15/26 (Call 06/15/26)	1,955	1,902,952
4.63%, 11/01/25 (Call 09/01/25)	3,521	3,478,964
4.70%, 12/15/28 (Call 11/15/28)	1,770	1,739,339
4.75%, 02/15/29 (Call 01/15/29)(a)	2,525	2,470,393
4.88%, 06/01/26 (Call 03/01/26)	3,549	3,521,678
5.05%, 01/13/26 (Call 03/11/24)	3,014	3,001,031
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	3,255	3,108,519
3.90%, 11/01/25 (Call 08/01/25)(a)	1,735	1,675,617
4.13%, 03/15/28 (Call 12/15/27)	2,605	2,487,441
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28 (Call 09/15/28)(a)	1,445	1,493,632
Rexford Industrial Realty LP, 5.00%, 06/15/28 (Call 05/15/28)(a)	2,495	2,469,814
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	3,140	3,083,077
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(b)	3,317	3,198,896
3.63%, 01/28/26 (Call 12/28/25)(b)	4,597	4,443,846
3.75%, 03/23/27 (Call 12/23/26)(a)(b)	3,035	2,886,624
Scentre Group Trust 2, 4.75%, 09/24/80 (Call 06/24/26), (5-year CMT + 4.379%)(a)(b)(c)	4,682	4,452,109
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(a)	3,650	3,310,287
1.75%, 02/01/28 (Call 11/01/27)(a)	5,363	4,746,735
3.25%, 11/30/26 (Call 08/30/26)(a)	4,629	4,412,660
3.30%, 01/15/26 (Call 10/15/25)	5,185	5,003,894
3.38%, 06/15/27 (Call 03/15/27)	5,165	4,901,014
3.38%, 12/01/27 (Call 09/01/27)(a)	4,680	4,414,303
3.50%, 09/01/25 (Call 06/01/25)(a)	7,138	6,964,502
SITE Centers Corp.
4.25%, 02/01/26 (Call 11/01/25)	2,606	2,543,277
4.70%, 06/01/27 (Call 03/01/27)	3,498	3,440,066
Sixth Street Specialty Lending Inc., 6.95%, 08/14/28 (Call 07/14/28)	1,728	1,759,323
Store Capital LLC, 4.50%, 03/15/28 (Call 12/15/27)(a)	2,645	2,475,460
Sun Communities Operating LP, 2.30%, 11/01/28 (Call 09/01/28)(a)	1,995	1,731,414
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)(a)	1,825	1,703,362
3.88%, 07/15/27 (Call 04/15/27)(a)	1,920	1,762,189
Trust Fibra Uno, 5.25%, 01/30/26 (Call 10/30/25)(a)(b)	1,907	1,858,435
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)(a)	1,796	1,691,625
3.50%, 07/01/27 (Call 04/01/27)(a)	2,145	2,013,935
3.50%, 01/15/28 (Call 10/15/27)(a)	2,105	1,960,088
4.40%, 01/26/29 (Call 10/26/28)	2,010	1,923,063
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	2,662	2,513,043
3.85%, 04/01/27 (Call 01/01/27)	2,516	2,397,205
4.00%, 03/01/28 (Call 12/01/27)(a)	4,815	4,582,025
4.13%, 01/15/26 (Call 10/15/25)	2,959	2,879,471
4.40%, 01/15/29 (Call 10/15/28)	4,695	4,497,780

S C H E D U L E O F I N V E S T M E N T S	175

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
VICI Properties LP
4.38%, 05/15/25(a)	$3,151	$3,094,654
4.75%, 02/15/28 (Call 01/15/28)	8,310	8,047,471
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27 (Call 04/01/24)(a)(b)	4,480	4,214,334
3.88%, 02/15/29 (Call 11/15/28)(b)	100	91,225
4.25%, 12/01/26 (Call 04/01/24)(b)	7,855	7,514,301
4.50%, 09/01/26 (Call 06/01/26)(a)(b)	3,229	3,115,275
4.50%, 01/15/28 (Call 10/15/27)(a)(b)	2,655	2,522,595
4.63%, 06/15/25 (Call 03/15/25)(b)	4,805	4,723,459
5.75%, 02/01/27 (Call 11/01/26)(a)(b)	4,439	4,418,581
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(a)(b)	4,616	4,193,534
4.13%, 09/20/28 (Call 06/20/28)(a)(b)	100	89,236
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	3,138	2,718,029
2.70%, 02/15/27 (Call 12/15/26)(a)	4,560	4,261,599
4.00%, 06/01/25 (Call 03/01/25)	7,735	7,595,029
4.25%, 04/01/26 (Call 01/01/26)	4,324	4,237,744
4.25%, 04/15/28 (Call 01/15/28)	5,468	5,289,559
Weyerhaeuser Co.
4.75%, 05/15/26	5,140	5,088,338
6.95%, 10/01/27(a)	4,035	4,275,182
WP Carey Inc., 4.25%, 10/01/26 (Call 07/01/26)(a)	2,118	2,060,943

		693,551,227

Retail — 1.7%
7-Eleven Inc.
0.95%, 02/10/26 (Call 01/10/26)(a)(b)	8,067	7,434,235
1.30%, 02/10/28 (Call 12/10/27)(a)(b)	6,660	5,778,829
Alimentation Couche-Tard Inc., 3.55%, 07/26/27 (Call 04/26/27)(a)(b)	6,924	6,597,795
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	3,195	2,732,694
3.80%, 11/15/27 (Call 08/15/27)(a)	2,450	2,280,599
4.50%, 10/01/25 (Call 07/01/25)(a)	2,488	2,444,196
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)(a)	2,452	2,349,787
3.25%, 04/15/25 (Call 01/15/25)	2,434	2,377,159
3.63%, 04/15/25 (Call 03/15/25)	3,029	2,973,423
3.75%, 06/01/27 (Call 03/01/27)	4,503	4,325,494
4.50%, 02/01/28 (Call 01/01/28)(a)	3,100	3,036,369
5.05%, 07/15/26	2,795	2,789,040
6.25%, 11/01/28 (Call 10/01/28)(a)	3,765	3,915,231
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)(a)	3,450	3,381,265
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	8,260	7,430,637
3.00%, 05/18/27 (Call 02/18/27)(a)	6,644	6,338,753
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)(a)	4,013	3,853,612
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	4,332	4,167,557
4.13%, 05/01/28 (Call 02/01/28)(a)	1,641	1,583,146
4.15%, 11/01/25 (Call 08/01/25)	3,068	3,005,954
4.63%, 11/01/27 (Call 10/01/27)(a)	3,917	3,842,056
5.20%, 07/05/28 (Call 06/05/28)(a)	2,750	2,747,495
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)(a)	6,136	6,026,173
4.20%, 05/15/28 (Call 02/15/28)	8,193	7,901,892

Security	Par (000)	Value

Retail (continued)
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(a)(b)	$1,110	$1,068,988
Genuine Parts Co., 6.50%, 11/01/28 (Call 10/01/28)(a)	3,030	3,175,027
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(a)	997	860,255
1.50%, 09/15/28 (Call 07/15/28)(a)	2,575	2,243,432
2.13%, 09/15/26 (Call 06/15/26)(a)	6,328	5,916,088
2.50%, 04/15/27 (Call 02/15/27)	4,740	4,417,156
2.70%, 04/15/25 (Call 03/15/25)	2,645	2,576,906
2.80%, 09/14/27 (Call 06/14/27)(a)	6,650	6,236,589
2.88%, 04/15/27 (Call 03/15/27)	5,094	4,813,276
3.00%, 04/01/26 (Call 01/01/26)(a)	8,228	7,924,354
3.35%, 09/15/25 (Call 06/15/25)	6,441	6,289,161
3.90%, 12/06/28 (Call 09/06/28)(a)	2,725	2,635,160
4.00%, 09/15/25 (Call 08/15/25)	4,916	4,838,507
4.95%, 09/30/26 (Call 08/30/26)(a)	4,295	4,297,351
InRetail Consumer, 3.25%, 03/22/28 (Call 01/22/28)(b)	55	48,841
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)(a)	7,110	6,166,626
1.70%, 09/15/28 (Call 07/15/28)(a)	8,185	7,110,951
2.50%, 04/15/26 (Call 01/15/26)(a)	8,121	7,709,050
3.10%, 05/03/27 (Call 02/03/27)(a)	10,024	9,477,027
3.35%, 04/01/27 (Call 03/01/27)(a)	5,262	5,015,511
3.38%, 09/15/25 (Call 06/15/25)	4,756	4,628,346
4.00%, 04/15/25 (Call 03/15/25)	4,705	4,637,526
4.40%, 09/08/25(a)	6,290	6,212,654
4.80%, 04/01/26 (Call 03/01/26)(a)	6,310	6,271,446
6.88%, 02/15/28(a)	45	48,407
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	3,231	3,058,560
3.30%, 07/01/25 (Call 06/01/25)(a)	4,778	4,666,048
3.38%, 05/26/25 (Call 02/26/25)(a)	4,187	4,092,434
3.50%, 03/01/27 (Call 12/01/26)(a)	5,605	5,399,727
3.50%, 07/01/27 (Call 05/01/27)(a)	6,754	6,468,179
3.70%, 01/30/26 (Call 10/30/25)(a)	10,775	10,525,003
3.80%, 04/01/28 (Call 01/01/28)	7,687	7,388,960
4.80%, 08/14/28 (Call 07/14/28)	4,865	4,851,381
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)(a)	3,128	3,027,191
3.60%, 09/01/27 (Call 06/01/27)	5,695	5,425,189
4.35%, 06/01/28 (Call 03/01/28)(a)	1,715	1,672,439
5.75%, 11/20/26 (Call 10/20/26)	3,285	3,331,472
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)(a)	3,050	2,789,413
4.60%, 04/15/25 (Call 03/15/25)	4,290	4,248,387
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)(a)	3,947	3,620,097
2.45%, 06/15/26 (Call 03/15/26)	2,689	2,539,080
3.50%, 03/01/28 (Call 12/01/27)(a)	4,634	4,395,830
3.80%, 08/15/25 (Call 06/15/25)	7,868	7,704,279
4.00%, 11/15/28 (Call 08/15/28)(a)	3,918	3,788,619
4.75%, 02/15/26 (Call 01/15/26)(a)	6,471	6,428,085
4.85%, 02/08/27 (Call 01/08/27)	2,200	2,188,445
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	5,980	5,529,797
2.25%, 04/15/25 (Call 03/15/25)(a)	9,320	9,028,734
2.50%, 04/15/26(a)	6,259	5,976,699

176	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	$275	$237,071
2.25%, 09/15/26 (Call 06/15/26)	5,868	5,513,775
Walmart Inc.
3.05%, 07/08/26 (Call 05/08/26)(a)	5,115	4,920,934
3.55%, 06/26/25 (Call 04/26/25)(a)	2,826	2,776,818
3.70%, 06/26/28 (Call 03/26/28)(a)	1,540	1,489,782
3.90%, 04/15/28 (Call 03/15/28)	8,318	8,116,296
4.00%, 04/15/26 (Call 03/15/26)	4,330	4,264,501
5.88%, 04/05/27(a)	1,175	1,220,580

		360,615,831

Savings & Loans — 0.2%
Nationwide Building Society
1.50%, 10/13/26(a)(b)	5,759	5,228,251
2.97%, 02/16/28 (Call 02/16/27), (1-day SOFR + 1.29%)(a)(b)(c)	4,233	3,916,537
3.90%, 07/21/25(b)	946	927,191
4.00%, 09/14/26(b)	6,781	6,488,243
4.13%, 10/18/32 (Call 10/18/27), (5-year USD ICE Swap + 1.849%)(a)(b)(c)	3,360	3,073,017
4.30%, 03/08/29 (Call 03/08/28), (3-mo. LIBOR US + 1.452%)(b)(c)	6,035	5,739,793
4.85%, 07/27/27(b)	4,578	4,523,466
6.56%, 10/18/27 (Call 10/18/26), (1-day SOFR + 1.910%)(a)(b)(c)	5,345	5,471,391

		35,367,889

Semiconductors — 1.6%
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)(a)	5,325	4,649,843
2.95%, 04/01/25 (Call 03/01/25)(a)	3,311	3,233,434
3.45%, 06/15/27 (Call 03/15/27)(a)	870	833,105
3.50%, 12/05/26 (Call 09/05/26)	6,178	5,967,387
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)(a)	8,490	8,126,116
3.90%, 10/01/25 (Call 07/01/25)(a)	4,923	4,837,885
Broadcom Corp./Broadcom Cayman
Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	5,798	5,462,521
3.88%, 01/15/27 (Call 10/15/26)	18,474	17,850,832
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(b)	5,706	5,065,877
3.15%, 11/15/25 (Call 10/15/25)	5,820	5,615,177
3.46%, 09/15/26 (Call 07/15/26)(a)	4,982	4,780,355
4.11%, 09/15/28 (Call 06/15/28)(a)	6,125	5,872,444
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	1,640	1,426,087
2.60%, 05/19/26 (Call 02/19/26)	6,709	6,381,805
3.15%, 05/11/27 (Call 02/11/27)(a)	7,762	7,358,233
3.40%, 03/25/25 (Call 02/25/25)(a)	8,922	8,749,889
3.70%, 07/29/25 (Call 04/29/25)	14,923	14,619,669
3.75%, 03/25/27 (Call 01/25/27)(a)	6,985	6,761,331
3.75%, 08/05/27 (Call 07/05/27)(a)	8,295	7,997,053
4.88%, 02/10/26	10,155	10,119,708
4.88%, 02/10/28 (Call 01/10/28)	14,739	14,705,031
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)(a)	5,419	5,287,154
3.80%, 03/15/25 (Call 12/15/24)(a)	4,086	4,025,869
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	3,619	3,356,432
2.45%, 04/15/28 (Call 02/15/28)	4,290	3,851,766

Security	Par (000)	Value

Semiconductors (continued)
4.88%, 06/22/28 (Call 03/22/28)	$4,185	$4,116,706
5.75%, 02/15/29 (Call 01/15/29)	1,450	1,477,271
Microchip Technology Inc., 4.25%, 09/01/25 (Call 04/01/24)(a)	7,861	7,714,235
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	5,826	5,663,547
4.98%, 02/06/26 (Call 12/06/25)	3,621	3,602,008
5.33%, 02/06/29 (Call 11/06/28)	3,800	3,804,610
5.38%, 04/15/28 (Call 03/15/28)(a)	4,527	4,551,156
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)(a)	4,193	3,712,940
3.20%, 09/16/26 (Call 06/16/26)	6,485	6,251,253
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)(a)	3,383	3,380,628
5.55%, 12/01/28 (Call 09/01/28)	4,260	4,304,022
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)	3,317	3,208,265
3.15%, 05/01/27 (Call 03/01/27)	4,033	3,790,038
3.88%, 06/18/26 (Call 04/18/26)(a)	4,974	4,816,105
4.40%, 06/01/27 (Call 05/01/27)(a)	2,650	2,586,829
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)(a)	1,825	1,587,872
3.25%, 05/20/27 (Call 02/20/27)	14,030	13,377,547
3.45%, 05/20/25 (Call 02/20/25)	9,362	9,173,605
Renesas Electronics Corp., 2.17%, 11/25/26 (Call 10/25/26)(b)	5,661	5,140,547
SK Hynix Inc.
1.50%, 01/19/26(a)(b)	6,545	6,059,452
5.50%, 01/16/27(b)	190	189,810
5.50%, 01/16/29(b)	1,350	1,347,875
6.38%, 01/17/28(a)(b)	6,780	6,984,558
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)(a)	3,678	3,390,710
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)(a)	3,730	3,401,487
2.90%, 11/03/27 (Call 08/03/27)(a)	1,850	1,737,620
4.60%, 02/08/27 (Call 01/08/27)(a)	1,875	1,868,716
4.60%, 02/15/28 (Call 01/15/28)(a)	6,152	6,140,175
4.60%, 02/08/29 (Call 01/08/29)(a)	3,265	3,246,732
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	7,796	7,168,755
3.88%, 04/22/27 (Call 03/22/27)	5,705	5,527,512
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(a)(b)	6,867	6,397,597
1.00%, 09/28/27 (Call 07/28/27)(a)(b)	4,740	4,129,712
1.25%, 04/23/26 (Call 03/23/26)(a)(b)	7,281	6,713,286
1.75%, 04/23/28 (Call 02/23/28)(a)(b)	6,375	5,619,404
4.38%, 07/22/27 (Call 06/22/27)(a)(b)	3,200	3,139,392

		332,256,980

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)(a)	3,610	3,138,310
3.48%, 12/01/27 (Call 09/01/27)	2,240	2,099,210
3.84%, 05/01/25 (Call 04/01/25)	3,704	3,629,583

		8,867,103

Software — 2.1%
Adobe Inc., 2.15%, 02/01/27 (Call 12/01/26)	5,550	5,165,991
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)(a)	3,950	3,780,632
4.38%, 06/15/25 (Call 03/15/25)(a)	2,631	2,603,023

S C H E D U L E O F I N V E S T M E N T S	177

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	$3,670	$3,508,349
Concentrix Corp.
6.60%, 08/02/28 (Call 07/02/28)(a)	5,565	5,596,575
6.65%, 08/02/26 (Call 07/02/26)(a)	5,320	5,396,705
Constellation Software Inc., 5.16%, 02/16/29 (Call 01/16/29)(b)	2,790	2,775,722
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	4,179	4,159,239
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)(a)	8,142	7,529,334
1.65%, 03/01/28 (Call 01/01/28)(a)	5,759	5,074,656
4.50%, 07/15/25(a)	5,431	5,378,292
4.70%, 07/15/27 (Call 06/15/27)(a)	3,768	3,739,980
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)(a)	6,978	6,383,198
3.20%, 07/01/26 (Call 05/01/26)	13,238	12,648,967
3.85%, 06/01/25 (Call 03/01/25)	6,233	6,108,007
4.20%, 10/01/28 (Call 07/01/28)	6,680	6,409,832
5.15%, 03/15/27 (Call 02/15/27)	3,100	3,101,130
5.38%, 08/21/28 (Call 07/21/28)	5,095	5,135,882
5.45%, 03/02/28 (Call 02/02/28)	6,003	6,056,111
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	4,413	4,170,227
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	3,867	3,648,670
1.35%, 07/15/27 (Call 05/15/27)(a)	3,930	3,507,042
5.13%, 09/15/28 (Call 08/15/28)(a)	6,690	6,775,124
5.25%, 09/15/26 (Call 08/15/26)(a)	5,320	5,364,975
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	26,478	25,076,049
3.13%, 11/03/25 (Call 08/03/25)(a)	19,930	19,371,553
3.30%, 02/06/27 (Call 11/06/26)	26,798	25,883,059
3.40%, 09/15/26 (Call 06/15/26)(b)	5,814	5,623,546
3.40%, 06/15/27 (Call 03/15/27)(a)(b)	999	959,067
Open Text Corp., 6.90%, 12/01/27 (Call 11/01/27)(a)(b)	6,910	7,133,221
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)(a)	17,771	16,504,971
2.30%, 03/25/28 (Call 01/25/28)(a)	15,000	13,442,348
2.50%, 04/01/25 (Call 03/01/25)	21,929	21,229,276
2.65%, 07/15/26 (Call 04/15/26)	18,786	17,694,023
2.80%, 04/01/27 (Call 02/01/27)(a)	14,848	13,849,271
2.95%, 05/15/25 (Call 02/15/25)(a)	15,927	15,449,748
3.25%, 11/15/27 (Call 08/15/27)	18,086	16,962,616
4.50%, 05/06/28 (Call 04/06/28)(a)	7,030	6,893,812
5.80%, 11/10/25	6,647	6,701,797
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	5,392	5,051,372
1.40%, 09/15/27 (Call 07/15/27)(a)	5,751	5,085,397
3.80%, 12/15/26 (Call 09/15/26)(a)	4,961	4,797,820
3.85%, 12/15/25 (Call 09/15/25)	2,649	2,583,625
4.20%, 09/15/28 (Call 06/15/28)	5,981	5,782,803
Salesforce Inc.
1.50%, 07/15/28 (Call 05/15/28)	8,100	7,083,025
3.70%, 04/11/28 (Call 01/11/28)	11,842	11,416,406
Take-Two Interactive Software Inc.
3.55%, 04/14/25	6,140	6,014,118
3.70%, 04/14/27 (Call 03/14/27)	4,757	4,548,712
4.95%, 03/28/28 (Call 02/28/28)	8,923	8,851,732
5.00%, 03/28/26	5,610	5,579,374

Security	Par (000)	Value

Software (continued)
VMware LLC
1.40%, 08/15/26 (Call 07/15/26)	$9,903	$9,002,117
1.80%, 08/15/28 (Call 06/15/28)	4,145	3,593,341
3.90%, 08/21/27 (Call 05/21/27)(a)	8,244	7,858,503
4.50%, 05/15/25 (Call 04/15/25)	5,393	5,334,645
4.65%, 05/15/27 (Call 03/15/27)	3,694	3,615,831
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	7,720	7,356,171

		440,347,012

Telecommunications — 2.6%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	15,090	13,277,718
1.70%, 03/25/26 (Call 03/11/24)	19,827	18,438,850
2.30%, 06/01/27 (Call 04/01/27)	16,761	15,347,541
2.95%, 07/15/26 (Call 04/15/26)(a)	2,798	2,660,050
3.80%, 02/15/27 (Call 11/15/26)	5,394	5,202,379
3.88%, 01/15/26 (Call 10/15/25)	3,154	3,078,280
4.10%, 02/15/28 (Call 11/15/27)	11,355	10,949,663
4.25%, 03/01/27 (Call 12/01/26)	10,350	10,090,182
5.54%, 02/20/26 (Call 03/11/24)	5,905	5,902,141
Bharti Airtel Ltd., 4.38%, 06/10/25(a)(b)	5,448	5,351,864
British Telecommunications PLC, 5.13%, 12/04/28 (Call 09/04/28)(a)	3,754	3,774,112
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	9,852	9,297,013
2.95%, 02/28/26	4,948	4,770,348
3.50%, 06/15/25	3,825	3,753,530
4.80%, 02/26/27 (Call 01/26/27)(a)	9,070	9,077,546
4.85%, 02/26/29 (Call 01/26/29)	13,575	13,595,962
4.90%, 02/26/26(a)	5,630	5,630,937
Deutsche Telekom International Finance BV
3.60%, 01/19/27 (Call 10/19/26)(a)(b)	1,875	1,813,507
4.38%, 06/21/28 (Call 03/21/28)(a)(b)	7,045	6,858,269
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(a)(b)	3,062	2,981,822
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)	2,854	2,643,680
KT Corp., 2.50%, 07/18/26(b)	210	196,735
Motorola Solutions Inc.
4.60%, 02/23/28 (Call 11/23/27)(a)	5,399	5,300,876
7.50%, 05/15/25	458	467,564
NBN Co. Ltd.
1.45%, 05/05/26 (Call 04/05/26)(a)(b)	9,006	8,301,384
1.63%, 01/08/27 (Call 12/08/26)(a)(b)	7,645	6,940,360
5.75%, 10/06/28 (Call 09/06/28)(a)(b)	10,260	10,562,049
Nokia OYJ, 4.38%, 06/12/27(a)	2,259	2,164,866
NTT Finance Corp.
1.16%, 04/03/26 (Call 03/03/26)(b)	20,794	19,155,403
1.59%, 04/03/28 (Call 02/03/28)(a)(b)	10,005	8,774,933
4.24%, 07/25/25(a)(b)	4,590	4,523,474
4.37%, 07/27/27 (Call 06/27/27)(a)(b)	3,345	3,279,375
Ooredoo International Finance Ltd.
3.75%, 06/22/26(a)(b)	1,692	1,640,265
5.00%, 10/19/25(b)	9,650	9,568,844
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)(a)	4,227	3,978,757
2.95%, 03/15/25	7,630	7,426,755
3.20%, 03/15/27 (Call 02/15/27)(a)	9,200	8,662,485
3.63%, 12/15/25 (Call 09/15/25)	5,327	5,162,964
5.00%, 02/15/29 (Call 01/15/29)	2,740	2,715,602
SK Telecom Co. Ltd., 6.63%, 07/20/27(a)(b)	1,105	1,151,543
Sprint Capital Corp., 6.88%, 11/15/28	13,295	14,142,051

178	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Sprint LLC, 7.63%, 03/01/26 (Call 11/01/25)	$11,690	$12,078,599
Telefonica Emisiones SA, 4.10%, 03/08/27(a)	6,237	6,040,880
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	8,949	8,732,465
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	4,212	3,945,234
3.70%, 09/15/27 (Call 06/15/27)	3,600	3,418,464
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	7,210	6,697,668
2.05%, 02/15/28 (Call 12/15/27)	11,605	10,339,806
2.25%, 02/15/26 (Call 03/11/24)	12,211	11,504,159
2.63%, 04/15/26 (Call 03/11/24)(a)	8,627	8,164,168
2.63%, 02/15/29 (Call 03/11/24)	25	22,167
3.50%, 04/15/25 (Call 03/15/25)	19,903	19,457,107
3.75%, 04/15/27 (Call 02/15/27)	26,034	24,955,061
4.75%, 02/01/28 (Call 03/11/24)(a)	10,235	10,055,086
4.80%, 07/15/28 (Call 06/15/28)	7,166	7,073,712
4.85%, 01/15/29 (Call 12/15/28)	9,650	9,524,216
4.95%, 03/15/28 (Call 02/15/28)(a)	7,840	7,794,462
5.38%, 04/15/27 (Call 03/11/24)(a)	4,701	4,691,390
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)(a)	10,249	9,514,106
1.45%, 03/20/26 (Call 02/20/26)	13,257	12,292,000
2.10%, 03/22/28 (Call 01/22/28)	22,905	20,394,406
2.63%, 08/15/26	12,435	11,723,726
3.00%, 03/22/27 (Call 01/22/27)	5,302	4,990,556
3.88%, 02/08/29 (Call 11/08/28)(a)	250	237,365
4.13%, 03/16/27(a)	20,780	20,204,467
4.33%, 09/21/28(a)	30,055	29,170,713
Vodafone Group PLC
4.13%, 05/30/25	11,652	11,464,680
4.38%, 05/30/28(a)	7,035	6,914,433

		560,012,775

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)(a)	3,275	3,074,292
3.55%, 11/19/26 (Call 09/19/26)	4,518	4,289,565
Mattel Inc.
3.38%, 04/01/26 (Call 03/11/24)(a)(b)	4,090	3,881,561
5.88%, 12/15/27 (Call 04/01/24)(b)	5,385	5,388,420

		16,633,838

Transportation — 0.8%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)(a)	3,345	3,269,323
3.25%, 06/15/27 (Call 03/15/27)	2,085	1,989,425
3.65%, 09/01/25 (Call 06/01/25)	2,328	2,279,524
7.00%, 12/15/25	3,168	3,274,009
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)(a)	3,543	3,399,362
6.90%, 07/15/28(a)	485	523,084
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	5,680	5,208,867
3.70%, 02/01/26 (Call 11/01/25)	1,685	1,635,374
4.00%, 06/01/28 (Call 03/01/28)(a)	2,590	2,494,038
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)(a)	4,140	3,994,199
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)(a)	4,667	4,404,466
3.25%, 06/01/27 (Call 03/01/27)	5,518	5,238,241
3.35%, 11/01/25 (Call 08/01/25)(a)	4,053	3,934,403

Security	Par (000)	Value

Transportation (continued)
3.80%, 03/01/28 (Call 12/01/27)(a)	$4,978	$4,790,682
FedEx Corp.
3.25%, 04/01/26 (Call 01/01/26)(a)	5,177	4,991,028
3.40%, 02/15/28 (Call 11/15/27)(a)	2,640	2,492,080
4.20%, 10/17/28 (Call 07/17/28)	2,335	2,249,594
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)(a)	4,806	4,692,663
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	410	391,800
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27 (Call 03/06/27)(a)(b)	5,410	5,157,185
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)(a)	4,132	3,938,343
3.15%, 06/01/27 (Call 03/01/27)(a)	940	890,600
3.65%, 08/01/25 (Call 06/01/25)(a)	2,175	2,125,203
3.80%, 08/01/28 (Call 05/01/28)	2,145	2,053,845
5.59%, 05/17/25	1,576	1,579,842
7.80%, 05/15/27	2,660	2,878,546
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	2,404	2,202,330
2.85%, 03/01/27 (Call 02/01/27)(a)	2,905	2,721,919
2.90%, 12/01/26 (Call 10/01/26)(a)	1,826	1,717,568
3.35%, 09/01/25 (Call 08/01/25)(a)	2,670	2,588,664
4.30%, 06/15/27 (Call 05/15/27)	1,500	1,459,850
4.63%, 06/01/25 (Call 05/01/25)(a)	2,682	2,656,616
5.25%, 06/01/28 (Call 05/01/28)(a)	4,278	4,285,972
5.30%, 03/15/27 (Call 02/15/27)	1,635	1,636,972
5.38%, 03/15/29 (Call 02/15/29)	2,325	2,323,304
5.65%, 03/01/28 (Call 02/01/28)(a)	3,440	3,496,736
6.30%, 12/01/28 (Call 11/01/28)(a)	2,705	2,818,049
TTX Co., 5.50%, 09/25/26 (Call 08/25/26)(b)	2,245	2,251,110
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	1,120	1,039,412
2.75%, 03/01/26 (Call 12/01/25)(a)	4,094	3,921,344
3.00%, 04/15/27 (Call 01/15/27)(a)	3,323	3,150,120
3.25%, 08/15/25 (Call 05/15/25)	3,201	3,118,559
3.75%, 07/15/25 (Call 05/15/25)	3,322	3,259,585
3.95%, 09/10/28 (Call 06/10/28)(a)	6,775	6,571,545
4.75%, 02/21/26 (Call 01/21/26)(a)	3,130	3,122,580
6.63%, 02/01/29(a)	270	292,002
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)(a)	1,147	1,080,784
3.05%, 11/15/27 (Call 08/15/27)	6,396	6,014,032
3.90%, 04/01/25 (Call 03/01/25)(a)	6,707	6,615,750
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)(a)	7,792	7,118,455
1.50%, 09/22/28 (Call 07/22/28)(a)	2,770	2,432,416
3.95%, 09/09/27 (Call 08/09/27)(a)	7,455	7,307,793
XPO Inc., 6.25%, 06/01/28 (Call 06/01/25)(a)(b)	5,090	5,101,447

		170,180,640

Trucking & Leasing — 0.4%
DAE Funding LLC
2.63%, 03/20/25 (Call 02/20/25)(a)(b)	6,547	6,290,279
3.38%, 03/20/28 (Call 01/20/28)(a)(b)	5,820	5,331,411
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)(a)	3,045	2,966,478
3.25%, 09/15/26 (Call 06/15/26)	2,964	2,818,804
3.50%, 03/15/28 (Call 12/15/27)	915	857,713
3.85%, 03/30/27 (Call 12/30/26)(a)	1,988	1,904,621
4.55%, 11/07/28 (Call 08/07/28)(a)	525	511,792
5.40%, 03/15/27 (Call 02/15/27)	555	556,127

S C H E D U L E O F I N V E S T M E N T S	179

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Trucking & Leasing (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)	$4,749	$4,411,254
1.70%, 06/15/26 (Call 05/15/26)(a)(b)	4,950	4,556,445
3.40%, 11/15/26 (Call 08/15/26)(a)(b)	3,707	3,509,929
3.95%, 03/10/25 (Call 01/10/25)(b)	4,574	4,487,259
4.00%, 07/15/25 (Call 06/15/25)(b)	3,284	3,208,866
4.20%, 04/01/27 (Call 01/01/27)(a)(b)	2,796	2,697,142
4.40%, 07/01/27 (Call 06/01/27)(a)(b)	4,825	4,681,914
4.45%, 01/29/26 (Call 11/29/25)(a)(b)	2,577	2,513,649
5.35%, 01/12/27 (Call 12/12/26)(a)(b)	2,110	2,104,105
5.55%, 05/01/28 (Call 04/01/28)(a)(b)	4,900	4,929,609
5.70%, 02/01/28 (Call 01/01/28)(a)(b)	4,615	4,656,837
5.75%, 05/24/26 (Call 04/24/26)(a)(b)	4,570	4,593,719
5.88%, 11/15/27 (Call 10/15/27)(a)(b)	3,295	3,345,672
6.05%, 08/01/28 (Call 07/01/28)(a)(b)	7,165	7,328,583
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(b)	3,946	3,587,970
2.30%, 06/15/28 (Call 04/15/28)(b)	1,920	1,684,968
5.45%, 05/03/28 (Call 04/03/28)(a)(b)	5,225	5,214,415

		88,749,561

Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)(a)	2,098	1,889,785
3.38%, 01/20/27 (Call 12/20/26)(a)	2,515	2,281,463

		4,171,248

Water — 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)(a)	4,307	4,015,037
3.00%, 12/01/26 (Call 09/01/26)	195	183,358
3.40%, 03/01/25 (Call 12/01/24)(a)	4,210	4,126,563
3.75%, 09/01/28 (Call 06/01/28)	1,350	1,281,440
United Utilities PLC, 6.88%, 08/15/28(a)	1,200	1,271,874

		10,878,272

Total Corporate Bonds & Notes — 98.4% (Cost: $21,586,851,444)		21,003,717,724

Foreign Government Obligations(f)

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/15/25)(b)	5,095	4,795,669

South Korea — 0.4%
Korea Electric Power Corp.
1.13%, 06/15/25(a)(b)	3,527	3,342,001
3.63%, 06/14/25(b)	3,345	3,272,862
4.00%, 06/14/27(a)(b)	3,040	2,934,919
4.88%, 01/31/27(b)	465	464,192
5.38%, 04/06/26(a)(b)	4,270	4,280,481
5.38%, 07/31/26(a)(b)	740	741,956
5.50%, 04/06/28(a)(b)	2,990	3,039,610
7.00%, 02/01/27(a)	2,284	2,395,008
Korea Gas Corp.
1.13%, 07/13/26(a)(b)	4,746	4,317,983
2.25%, 07/18/26(a)(b)	2,865	2,676,379
3.13%, 07/20/27(a)(b)	1,105	1,036,568
3.50%, 07/02/26(a)(b)	4,525	4,351,556
3.88%, 07/13/27(a)(b)	3,470	3,338,992

Security	Par (000)	Value

South Korea (continued)
4.88%, 07/05/28(a)(b)	$4,080	$4,056,040
Korea Housing Finance Corp.
4.63%, 02/24/28(b)	4,230	4,189,944
5.38%, 11/15/26(a)(b)	805	812,283
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(b)	4,320	3,960,768
3.13%, 07/25/27(b)	3,063	2,869,755
4.25%, 07/27/27(b)	3,680	3,574,942
5.00%, 07/18/28(a)(b)	4,045	4,039,054
Korea National Oil Corp.
0.88%, 10/05/25(b)	370	344,969
1.25%, 04/07/26(b)	3,000	2,761,888
1.75%, 04/18/25(a)(b)	5,000	4,800,956
2.13%, 04/18/27(b)	5,000	4,567,379
2.50%, 10/24/26(b)	4,609	4,295,423
2.63%, 04/14/26(b)	1,966	1,861,841
3.25%, 10/01/25(b)	1,734	1,678,978
3.38%, 03/27/27(b)	3,000	2,853,015
4.75%, 04/03/26(b)	2,000	1,973,480
4.88%, 04/03/28(b)	3,000	2,962,410

		87,795,632

Total Foreign Government Obligations — 0.4% (Cost: $96,009,815)		92,591,301

Total Long-Term Investments — 98.8% (Cost: $21,682,861,259)		21,096,309,025

	Shares

Short-Term Securities

Money Market Funds — 7.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(g)(h)(i)	1,626,047,630	1,626,860,654
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(g)(h)	49,160,000	49,160,000

Total Short-Term Securities — 7.9% (Cost: $1,675,363,139)		1,676,020,654

Total Investments — 106.7% (Cost: $23,358,224,398)		22,772,329,679

Liabilities in Excess of Other Assets — (6.7)%		(1,420,666,360)

Net Assets — 100.0%		$21,351,663,319

(a)	All or a portion of this security is on loan.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.

(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

180	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 1-5 Year Investment Grade Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,565,570,896	$61,530,956	(a)	$—	$143,234	$(384,432)	$1,626,860,654	1,626,047,630	$5,854,331	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	41,030,000	8,130,000	(a)	—	—	—	49,160,000	49,160,000	2,710,497		—

					$143,234	$(384,432)	$1,676,020,654		$8,564,828		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$21,003,717,724	$—	$21,003,717,724
Foreign Government Obligations	—	92,591,301	—	92,591,301
Short-Term Securities
Money Market Funds	1,676,020,654	—	—	1,676,020,654

	$1,676,020,654	$21,096,309,025	$—	$22,772,329,679

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	181

Schedule of Investments February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)(a)	$1,832	$1,526,977
4.75%, 03/30/30 (Call 12/30/29)(a)	4,689	4,561,833
5.38%, 06/15/33 (Call 03/15/33)	1,745	1,726,031
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	3,278	2,800,004
2.60%, 08/01/31 (Call 05/01/31)(a)	3,899	3,271,276
4.20%, 06/01/30 (Call 03/01/30)	3,589	3,399,221

		17,285,342

Aerospace & Defense — 1.2%
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(a)(b)	5,741	4,647,489
3.40%, 04/15/30 (Call 01/15/30)(b)	7,789	7,054,727
Boeing Co. (The)
2.95%, 02/01/30 (Call 11/01/29)	4,673	4,095,637
3.20%, 03/01/29 (Call 12/01/28)	5,457	4,936,954
3.63%, 02/01/31 (Call 11/01/30)	8,264	7,401,233
5.15%, 05/01/30 (Call 02/01/30)	25,451	25,025,100
6.13%, 02/15/33(a)	1,820	1,887,503
General Dynamics Corp.
2.25%, 06/01/31 (Call 03/01/31)(a)	2,998	2,519,093
3.63%, 04/01/30 (Call 01/01/30)(a)	6,029	5,631,666
HEICO Corp., 5.35%, 08/01/33 (Call 05/01/33)(a)	4,338	4,315,857
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	4,319	3,475,263
2.90%, 12/15/29 (Call 09/15/29)	2,788	2,472,074
5.40%, 07/31/33 (Call 04/30/33)	9,793	9,799,927
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	2,962	2,477,466
3.90%, 06/15/32 (Call 03/15/32)(a)	4,812	4,466,891
4.75%, 02/15/34 (Call 11/15/33)(a)	140	136,792
5.25%, 01/15/33 (Call 10/15/32)(a)	5,668	5,785,171
Northrop Grumman Corp.
4.40%, 05/01/30 (Call 02/01/30)	5,016	4,832,245
4.70%, 03/15/33 (Call 12/15/32)(a)	6,580	6,351,730
4.90%, 06/01/34 (Call 03/01/34)	3,200	3,114,947
Northrop Grumman Systems Corp., 7.75%, 02/15/31(a)	607	689,905
RTX Corp.
1.90%, 09/01/31 (Call 06/01/31)	5,611	4,474,283
2.25%, 07/01/30 (Call 04/01/30)(a)	6,292	5,325,193
2.38%, 03/15/32 (Call 12/15/31)	5,805	4,727,171
5.15%, 02/27/33 (Call 11/27/32)	7,008	6,939,210
6.00%, 03/15/31 (Call 01/15/31)	5,775	6,014,492
6.10%, 03/15/34 (Call 12/15/33)(a)	6,543	6,908,295
7.50%, 09/15/29	2,823	3,131,547

		148,637,861

Agriculture — 1.5%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)(a)	10,240	8,201,109
3.40%, 05/06/30 (Call 02/06/30)(a)	11,936	10,742,788
6.88%, 11/01/33 (Call 08/01/33)	2,195	2,371,420
Archer-Daniels-Midland Co.
2.90%, 03/01/32 (Call 12/01/31)	4,609	3,929,752
3.25%, 03/27/30 (Call 12/27/29)	5,851	5,290,313
4.50%, 08/15/33 (Call 05/15/33)(a)	1,900	1,817,741
5.94%, 10/01/32(a)	830	875,432

Security	Par (000)	Value

Agriculture (continued)
BAT Capital Corp.
2.73%, 03/25/31 (Call 12/25/30)	$7,149	$5,893,639
3.46%, 09/06/29 (Call 06/06/29)	3,169	2,867,424
4.74%, 03/16/32 (Call 12/16/31)(a)	5,197	4,888,937
4.91%, 04/02/30 (Call 01/02/30)(a)	6,381	6,201,362
5.83%, 02/20/31 (Call 12/20/30)	1,545	1,539,657
6.00%, 02/20/34 (Call 11/20/33)	1,700	1,681,771
6.34%, 08/02/30 (Call 06/02/30)	5,088	5,254,367
6.42%, 08/02/33 (Call 05/02/33)(a)	7,738	7,960,093
7.75%, 10/19/32 (Call 07/19/32)(a)	3,407	3,807,629
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)	5,949	5,058,854
Cargill Inc.
1.70%, 02/02/31 (Call 11/02/30)(a)(b)	2,958	2,380,215
2.13%, 04/23/30 (Call 01/23/30)(a)(b)	4,959	4,215,821
2.13%, 11/10/31 (Call 08/10/31)(a)(b)	5,758	4,682,391
3.25%, 05/23/29 (Call 02/23/29)(a)(b)	2,848	2,652,992
4.00%, 06/22/32 (Call 03/22/32)(b)	3,845	3,548,890
4.75%, 04/24/33 (Call 01/24/33)(b)	3,064	2,972,100
5.13%, 10/11/32 (Call 07/11/32)(b)	2,970	2,957,675
Imperial Brands Finance PLC, 3.88%, 07/26/29 (Call 04/26/29)(a)(b)	5,690	5,259,413
JT International Financial Services BV, 6.88%, 10/24/32 (Call 07/24/32)(b)	3,005	3,323,939
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)(a)	3,995	3,228,218
2.10%, 05/01/30 (Call 02/01/30)	4,501	3,797,157
3.38%, 08/15/29 (Call 05/15/29)(a)	4,785	4,394,678
5.13%, 02/15/30 (Call 12/15/29)	11,351	11,296,059
5.13%, 02/13/31 (Call 12/13/30)	4,560	4,491,157
5.25%, 02/13/34 (Call 11/13/33)(a)	5,055	4,938,731
5.38%, 02/15/33 (Call 11/15/32)	12,708	12,647,142
5.50%, 09/07/30 (Call 07/07/30)	3,505	3,537,700
5.63%, 11/17/29 (Call 09/17/29)	7,566	7,747,035
5.63%, 09/07/33 (Call 06/07/33)	5,880	5,942,791
5.75%, 11/17/32 (Call 08/17/32)	8,503	8,673,555
Viterra Finance BV
3.20%, 04/21/31 (Call 01/21/31)(b)	3,380	2,900,855
5.25%, 04/21/32 (Call 01/21/32)(a)(b)	1,805	1,756,872

		185,727,674

Airlines — 0.0%
Southwest Airlines Co., 2.63%, 02/10/30 (Call 11/10/29)	3,826	3,308,889

Apparel — 0.3%
NIKE Inc., 2.85%, 03/27/30 (Call 12/27/29)(a)	9,193	8,276,773
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)(a)	4,555	4,051,872
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)(a)	3,072	2,489,226
7.70%, 11/27/30 (Call 09/27/30)(a)	8,560	9,076,589
7.85%, 11/27/33 (Call 08/27/33)(a)	6,445	6,971,853
VF Corp.
2.95%, 04/23/30 (Call 01/23/30)(a)	4,460	3,676,218
6.00%, 10/15/33(a)	380	369,140

		34,911,671

Auto Manufacturers — 2.5%
American Honda Finance Corp.
1.80%, 01/13/31(a)	3,503	2,875,946
4.60%, 04/17/30(a)	4,460	4,369,269
4.90%, 01/10/34(a)	2,415	2,353,591

182	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
5.85%, 10/04/30	$3,194	$3,321,710
BMW Finance NV, 2.85%, 08/14/29 (Call 05/14/29)(a)(b)	2,930	2,674,425
BMW U.S. Capital LLC
1.95%, 08/12/31 (Call 05/12/31)(b)	2,912	2,364,972
2.55%, 04/01/31 (Call 01/01/31)(a)(b)	3,040	2,602,144
3.63%, 04/18/29 (Call 01/18/29)(a)(b)	3,360	3,181,803
3.70%, 04/01/32 (Call 01/01/32)(b)	2,630	2,382,739
4.15%, 04/09/30 (Call 01/09/30)(a)(b)	6,282	6,036,948
5.15%, 08/11/33 (Call 05/11/33)(a)(b)	3,005	3,005,456
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	5,043	4,076,097
5.15%, 02/20/34 (Call 11/20/33)	735	733,960
Daimler Trucks Finance North America LLC
2.50%, 12/14/31(b)	4,470	3,665,385
5.38%, 01/18/34 (Call 10/18/33)(a)(b)	1,270	1,265,678
5.50%, 09/20/33(b)	4,973	5,002,792
Ford Holdings LLC, 9.30%, 03/01/30	305	351,256
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	16,486	13,519,459
6.10%, 08/19/32 (Call 05/19/32)(a)	9,975	9,957,518
7.45%, 07/16/31(a)	7,700	8,301,435
9.63%, 04/22/30 (Call 01/22/30)(a)	1,050	1,226,632
Ford Motor Credit Co. LLC
3.63%, 06/17/31 (Call 03/17/31)(a)	4,740	4,040,809
4.00%, 11/13/30 (Call 08/13/30)	8,785	7,767,282
5.11%, 05/03/29 (Call 02/03/29)	5,305	5,112,247
6.05%, 03/05/31 (Call 01/05/31)(a)	4,820	4,798,167
7.12%, 11/07/33 (Call 08/07/33)	7,235	7,711,748
7.20%, 06/10/30 (Call 04/10/30)(a)	5,203	5,479,334
7.35%, 03/06/30 (Call 01/06/30)(a)	8,150	8,639,019
General Motors Co.
5.40%, 10/15/29 (Call 08/15/29)	7,872	7,852,813
5.60%, 10/15/32 (Call 07/15/32)(a)	7,495	7,479,612
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	5,825	4,750,341
2.70%, 06/10/31 (Call 03/10/31)	5,845	4,818,301
3.10%, 01/12/32 (Call 10/12/31)(a)	7,221	6,032,068
3.60%, 06/21/30 (Call 03/21/30)(a)	7,234	6,472,538
4.30%, 04/06/29 (Call 02/06/29)	5,512	5,229,851
5.75%, 02/08/31 (Call 12/08/30)(a)	1,260	1,256,340
5.85%, 04/06/30 (Call 02/06/30)(a)	3,725	3,774,189
6.10%, 01/07/34 (Call 10/07/33)	9,230	9,330,973
6.40%, 01/09/33 (Call 10/09/32)(a)	5,975	6,211,485
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)	5,293	4,650,490
Hyundai Capital America
5.40%, 01/08/31 (Call 11/08/30)(a)(b)	1,655	1,656,742
5.70%, 06/26/30 (Call 04/26/30)(a)(b)	2,974	3,022,649
5.80%, 04/01/30 (Call 02/01/30)(b)	2,820	2,879,059
6.20%, 09/21/30 (Call 07/21/30)(a)(b)	3,168	3,307,913
6.38%, 04/08/30 (Call 01/08/30)(a)(b)	3,503	3,684,590
Mercedes-Benz Finance North America LLC
2.45%, 03/02/31(a)(b)	1,932	1,652,894
2.63%, 03/10/30(a)(b)	2,782	2,431,862
3.10%, 08/15/29(b)	3,310	3,016,990
5.00%, 01/11/34(a)(b)	1,935	1,899,508
5.05%, 08/03/33(a)(b)	4,045	4,012,699
8.50%, 01/18/31(a)	8,918	10,838,592
Nissan Motor Co. Ltd., 4.81%, 09/17/30 (Call 06/17/30)(a)(b)	13,805	12,710,753

Security	Par (000)	Value

Auto Manufacturers (continued)
Stellantis Finance U.S. Inc.
2.69%, 09/15/31 (Call 06/15/31)(a)(b)	$6,042	$5,000,272
6.38%, 09/12/32 (Call 06/12/32)(a)(b)	4,093	4,355,095
Toyota Motor Corp.
2.36%, 03/25/31 (Call 12/25/30)(a)	2,608	2,250,545
2.76%, 07/02/29(a)	2,262	2,084,080
5.12%, 07/13/33 (Call 04/13/33)(a)	2,380	2,499,636
Toyota Motor Credit Corp.
1.65%, 01/10/31(a)	3,321	2,694,393
1.90%, 09/12/31	2,927	2,378,528
2.15%, 02/13/30	5,359	4,602,820
2.40%, 01/13/32(a)	1,598	1,337,315
3.38%, 04/01/30	5,619	5,168,645
4.45%, 06/29/29(a)	4,516	4,437,974
4.55%, 05/17/30(a)	4,150	4,071,048
4.70%, 01/12/33(a)	3,128	3,086,131
4.80%, 01/05/34	5,100	4,973,942
5.55%, 11/20/30	1,750	1,807,228
Volkswagen Group of America Finance LLC
3.75%, 05/13/30(a)(b)	3,061	2,837,701
4.60%, 06/08/29 (Call 04/08/29)(a)(b)	2,821	2,746,869
5.90%, 09/12/33 (Call 06/12/33)(a)(b)	2,815	2,861,408
6.45%, 11/16/30 (Call 09/16/30)(a)(b)	2,515	2,656,711

		307,641,414

Auto Parts & Equipment — 0.1%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)(a)	587	567,736
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32 (Call 12/01/31)(a)	5,111	4,407,161
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)(a)	2,320	1,877,643
3.50%, 05/30/30 (Call 02/28/30)(a)	2,607	2,328,798
4.25%, 05/15/29 (Call 02/15/29)(a)	2,034	1,934,837
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	4,628	3,982,380
5.50%, 03/21/33 (Call 12/21/32)(a)	3,041	3,118,237

		18,216,792

Banks — 23.4%
ABN AMRO Bank NV, 3.32%, 03/13/37 (Call 12/13/31), (5-year CMT + 1.900%)(a)(b)(c)	4,926	3,917,034
ANZ New Zealand Int’l Ltd./London, 2.55%, 02/13/30(a)(b)	3,383	2,927,222
ASB Bank Ltd.
2.38%, 10/22/31(a)(b)	2,665	2,156,609
5.28%, 06/17/32 (Call 06/17/27), (5-year CMT + 2.250%)(b)(c)	2,345	2,303,585
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (Call 11/25/30), (5-year CMT + 1.700%)(a)(b)(c)	7,451	6,028,107
6.74%, 12/08/32(a)(b)	6,673	7,087,424
Banco Bilbao Vizcaya Argentaria SA, 7.88%,
11/15/34 (Call 11/15/33),
(1-year CMT + 3.300%)(c)	4,100	4,370,823
Banco de Chile, 2.99%, 12/09/31 (Call 09/09/31)(a)(b)	915	782,956
Banco de Credito e Inversiones SA, 2.88%, 10/14/31 (Call 07/14/31)(a)(b)	1,355	1,146,195
Banco Nacional de Panama, 2.50%, 08/11/30
(Call 05/11/30)(b)	6,385	4,820,675

S C H E D U L E O F I N V E S T M E N T S	183

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Banco Santander Chile, 3.18%, 10/26/31 (Call 07/28/31)(b)	$1,460	$1,266,324
Banco Santander SA
2.75%, 12/03/30	9,745	7,926,354
2.96%, 03/25/31(a)	5,996	5,114,058
3.23%, 11/22/32 (Call 08/22/31), (1-year CMT + 1.600%)(a)(c)	5,594	4,627,394
3.31%, 06/27/29	5,802	5,262,735
3.49%, 05/28/30	5,717	5,128,137
6.92%, 08/08/33	9,865	10,243,936
6.94%, 11/07/33	10,420	11,359,431
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36 (Call 09/23/31), (5-year CMT + 2.150%)(a)(b)(c)	4,715	3,959,899
5.50%, 09/21/33 (Call 06/21/33)(a)(b)	3,100	3,113,270
9.03%, 03/15/29(a)(b)	1,360	1,556,301
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30), (1-day SOFR + 1.530%)(c)	16,294	13,224,405
1.92%, 10/24/31 (Call 10/24/30), (1-day SOFR + 1.370%)(c)	14,707	11,867,487
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(c)	19,679	15,928,564
2.48%, 09/21/36 (Call 09/21/31), (5-year CMT + 1.200%)(c)	11,628	9,167,039
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(c)	20,377	17,371,404
2.57%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.210%)(c)	18,570	15,219,982
2.59%, 04/29/31 (Call 04/29/30), (1-day SOFR + 2.150%)(c)	17,983	15,369,843
2.69%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.320%)(c)	25,795	21,601,435
2.88%, 10/22/30 (Call 10/22/29), (3-mo. SOFR + 1.452%)(c)	11,644	10,254,400
2.97%, 02/04/33 (Call 02/04/32), (1-day SOFR + 1.330%)(c)	20,698	17,384,374
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(a)(c)	14,262	12,839,026
3.85%, 03/08/37 (Call 03/08/32), (5-year CMT + 2.000%)(c)	14,233	12,425,600
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(c)	23,050	21,670,043
5.02%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.160%)(a)(c)	28,087	27,376,999
5.29%, 04/25/34 (Call 04/25/33), (1-day SOFR + 1.910%)(a)(c)	28,063	27,665,659
5.47%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.650%)(a)(c)	26,235	26,159,108
5.87%, 09/15/34 (Call 09/15/33), (1-day SOFR + 1.840%)(c)	23,200	23,789,552
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(c)	11,740	9,825,056
Bank of Montreal, 3.09%, 01/10/37 (Call 01/10/32), (5-year CMT + 1.400%)(c)	6,347	5,138,074
Bank of New York Mellon Corp. (The)
1.65%, 01/28/31 (Call 10/28/30)(a)	1,993	1,604,634
1.80%, 07/28/31 (Call 04/28/31)(a)	2,776	2,237,672
2.50%, 01/26/32 (Call 10/26/31)(a)	2,849	2,381,385
3.30%, 08/23/29 (Call 05/23/29)(a)	4,684	4,298,040
3.85%, 04/26/29 (Call 02/26/29)	1,835	1,757,548

Security	Par (000)	Value

Banks (continued)
4.29%, 06/13/33 (Call 06/13/32), (1-day SOFR + 1.418%)(c)	$4,530	$4,237,754
4.60%, 07/26/30 (Call 07/26/29), (1-day SOFR + 1.755%)(a)(c)	2,905	2,837,057
4.71%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.511%)(a)(c)	4,313	4,133,873
4.97%, 04/26/34 (Call 04/26/33), (1-day SOFR + 1.606%)(a)(c)	5,741	5,594,690
5.83%, 10/25/33 (Call 10/25/32), (1-day SOFR + 2.074%)(c)	8,692	9,026,219
6.47%, 10/25/34 (Call 10/25/33), (1-day SOFR + 1.845%)(c)	6,240	6,768,848
Bank of New Zealand, 2.87%, 01/27/32(a)(b)	1,045	872,444
Bank of Nova Scotia (The)
2.15%, 08/01/31	3,375	2,757,243
2.45%, 02/02/32	5,326	4,371,169
4.59%, 05/04/37 (Call 02/04/32), (5-year CMT + 2.050%)(a)(c)	6,665	5,961,315
4.85%, 02/01/30	8,215	8,105,695
5.65%, 02/01/34	4,245	4,309,028
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)(a)	1,948	1,763,356
Barclays PLC
2.65%, 06/24/31 (Call 06/24/30), (1-year CMT + 1.900%)(c)	5,767	4,801,126
2.67%, 03/10/32 (Call 03/10/31), (1-year CMT + 1.200%)(c)	5,603	4,567,242
2.89%, 11/24/32 (Call 11/24/31), (1-year CMT + 1.300%)(c)	7,203	5,865,615
3.56%, 09/23/35 (Call 09/23/30), (5-year CMT + 2.900%)(c)	5,133	4,302,382
5.09%, 06/20/30 (Call 06/20/29), (3-mo. LIBOR US + 3.054%)(c)	8,451	8,006,008
5.75%, 08/09/33 (Call 08/09/32), (1-year CMT + 3.000%)(a)(c)	5,592	5,542,869
6.22%, 05/09/34 (Call 05/09/33), (1-day SOFR + 2.980%)(c)	12,198	12,350,244
6.69%, 09/13/34 (Call 09/13/33), (1-day SOFR + 2.620%)(a)(c)	9,355	9,785,096
7.12%, 06/27/34 (Call 06/27/33), (1-day SOFR + 3.570%)(a)(c)	9,055	9,399,237
7.44%, 11/02/33 (Call 11/02/32), (1-year CMT + 3.500%)(c)	11,874	12,990,159
BNP Paribas SA
2.59%, 08/12/35 (Call 08/12/30), (5-year CMT + 2.050%)(b)(c)	7,695	6,149,557
2.87%, 04/19/32 (Call 04/19/31), (1-day SOFR + 1.387%)(b)(c)	13,577	11,352,759
3.05%, 01/13/31 (Call 01/13/30), (1-day SOFR + 1.507%)(a)(b)(c)	3,955	3,448,552
3.13%, 01/20/33 (Call 01/20/32), (1-day SOFR + 1.561%)(a)(b)(c)	7,993	6,724,000
5.34%, 06/12/29 (Call 06/12/28), (1-year CMT + 1.500%)(b)(c)	100	99,954
5.50%, 05/20/30 (Call 05/20/29), (1-day SOFR + 1.590%)(b)(c)	4,805	4,783,463
5.74%, 02/20/35 (Call 02/20/34), (1-day SOFR + 1.880%)(b)(c)	6,380	6,317,449
5.89%, 12/05/34 (Call 12/05/33), (1-day SOFR + 1.866%)(a)(b)(c)	11,915	12,177,734

184	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
BPCE SA
2.28%, 01/20/32 (Call 01/20/31), (1-day SOFR + 1.312%)(a)(b)(c)	$7,062	$5,652,619
2.70%, 10/01/29(a)(b)	5,185	4,543,713
3.12%, 10/19/32 (Call 10/19/31), (1-day SOFR + 1.730%)(b)(c)	5,971	4,815,350
3.65%, 01/14/37 (Call 01/14/32), (5-year CMT + 1.900%)(b)(c)	1,705	1,381,485
5.75%, 07/19/33 (Call 07/19/32), (1-day SOFR + 2.865%)(a)(b)(c)	5,338	5,280,102
6.51%, 01/18/35 (Call 01/18/34), (1-year CMT + 2.791%)(b)(c)	3,375	3,344,093
7.00%, 10/19/34 (Call 10/19/33), (1-day SOFR + 2.590%)(a)(b)(c)	9,283	9,905,350
CaixaBank SA, 6.84%, 09/13/34
(Call 09/13/33),
(1-day SOFR + 2.770%)(a)(b)(c)	2,320	2,439,323
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (Call 03/07/32)(a)	5,718	5,110,596
6.09%, 10/03/33 (Call 07/03/33)(a)	6,120	6,352,653
Citigroup Inc.
2.52%, 11/03/32 (Call 11/03/31), (1-day SOFR + 1.177%)(c)	10,613	8,614,456
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(c)	17,539	14,440,321
2.57%, 06/03/31 (Call 06/03/30), (1-day SOFR + 2.107%)(c)	20,790	17,580,307
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(c)	10,849	9,307,744
2.98%, 11/05/30 (Call 11/05/29), (1-day SOFR + 1.422%)(a)(c)	13,283	11,706,313
3.06%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.351%)(c)	17,515	14,706,311
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(c)	15,395	13,622,019
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(a)(c)	14,870	13,938,556
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(c)	23,719	22,406,005
4.91%, 05/24/33 (Call 05/24/32), (1-day SOFR + 2.086%)(a)(c)	14,773	14,144,998
5.83%, 02/13/35 (Call 02/13/34), (1-day SOFR + 2.056%)(c)	12,020	11,760,014
5.88%, 02/22/33(a)	3,381	3,448,665
6.00%, 10/31/33(a)	3,610	3,731,111
6.17%, 05/25/34 (Call 05/25/33), (1-day SOFR + 2.661%)(c)	18,298	18,435,145
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(a)(c)	16,020	16,805,728
6.63%, 06/15/32	6,589	7,015,882
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)(a)	2,057	1,706,414
2.64%, 09/30/32 (Call 07/02/32)	1,270	964,308
3.25%, 04/30/30 (Call 01/30/30)(a)	4,186	3,621,729
5.64%, 05/21/37 (Call 05/21/32), (5-year CMT + 2.750%)(c)	2,140	1,964,374
Comerica Bank, 5.33%, 08/25/33
(Call 08/25/32), (1-day SOFR + 2.610%)(c)	1,943	1,734,970
Commonwealth Bank of Australia
1.88%, 09/15/31(a)(b)	4,063	3,263,909
2.69%, 03/11/31(b)	8,845	7,271,773

Security	Par (000)	Value

Banks (continued)
3.61%, 09/12/34 (Call 09/12/29), (5-year CMT + 2.050%)(b)(c)	$6,370	$5,666,767
3.78%, 03/14/32(a)(b)	6,365	5,567,813
Cooperatieve Rabobank UA, 3.76%, 04/06/33 (Call 04/06/32), (1-year CMT + 1.420%)(b)(c)	5,383	4,777,741
Credit Agricole SA
3.25%, 01/14/30(a)(b)	6,797	5,962,218
5.51%, 07/05/33(b)	6,175	6,288,366
6.25%, 01/10/35 (Call 01/10/34), (1-day SOFR + 2.670%)(b)(c)	6,405	6,399,993
Deutsche Bank AG/New York
3.04%, 05/28/32 (Call 05/28/31), (1-day SOFR + 1.718%)(c)	5,070	4,192,328
3.55%, 09/18/31 (Call 09/18/30), (1-day SOFR + 3.043%)(a)(c)	9,715	8,429,208
3.73%, 01/14/32 (Call 10/14/30), (1-day SOFR + 2.757%)(c)	7,110	5,823,814
3.74%, 01/07/33 (Call 10/07/31), (1-day SOFR + 2.257%)(a)(c)	6,850	5,505,113
5.88%, 07/08/31 (Call 04/08/30), (1-day SOFR + 5.438%)(a)(c)	2,500	2,393,094
7.08%, 02/10/34 (Call 11/10/32), (1-day SOFR + 3.650%)(a)(c)	8,175	8,148,318
Discover Bank, 2.70%, 02/06/30 (Call 11/06/29)(a)	2,728	2,319,295
Fifth Third Bancorp.
4.34%, 04/25/33 (Call 04/25/32), (1-day SOFR + 1.660%)(a)(c)	3,538	3,207,508
4.77%, 07/28/30 (Call 07/28/29), (1-day SOFR + 2.127%)(c)	5,865	5,596,463
5.63%, 01/29/32 (Call 01/29/31), (1-day SOFR + 1.840%)(a)(c)	1,970	1,952,370
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(a)	2,159	2,017,194
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(c)	15,287	12,257,680
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(c)	28,746	23,393,038
2.60%, 02/07/30 (Call 11/07/29)	13,366	11,607,521
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(c)	22,409	18,632,650
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(c)	17,690	14,590,255
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(c)	23,041	19,539,239
3.80%, 03/15/30 (Call 12/15/29)(a)	16,184	15,047,704
6.13%, 02/15/33(a)	5,825	6,248,557
6.56%, 10/24/34 (Call 10/24/33), (1-day SOFR + 1.950%)(a)(c)	6,815	7,341,159
HBOS PLC, 6.00%, 11/01/33(b)	190	179,488
HSBC Capital Funding Dollar 1 LP, 10.18%,
(Call 06/30/30),
(3-mo. LIBOR US + 4.980%)(a)(b)(c)(d)	4,520	5,664,681
HSBC Holdings PLC
2.36%, 08/18/31 (Call 08/18/30), (1-day SOFR + 1.947%)(c)	9,156	7,533,581
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(c)	14,400	11,905,679
2.85%, 06/04/31 (Call 06/04/30), (1-day SOFR + 2.387%)(c)	9,125	7,766,631

S C H E D U L E O F I N V E S T M E N T S	185

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.87%, 11/22/32 (Call 11/22/31), (1-day SOFR + 1.410%)(c)	$10,372	$8,555,790
3.97%, 05/22/30 (Call 05/22/29), (3-mo. SOFR + 1.872%)(c)	16,562	15,356,713
4.76%, 03/29/33 (Call 03/29/32), (1-day SOFR + 2.530%)(c)	11,458	10,530,240
4.95%, 03/31/30	11,808	11,563,683
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(a)(c)	14,407	14,157,282
5.72%, 03/04/35 (Call 03/04/34), (1-day SOFR + 1.780%)(c)	8,000	7,972,093
6.25%, 03/09/34 (Call 03/09/33), (1-day SOFR + 2.390%)(a)(c)	13,046	13,537,222
6.55%, 06/20/34 (Call 06/20/33), (1-day SOFR + 2.980%)(c)	11,455	11,724,238
7.40%, 11/13/34 (Call 11/13/33), (1-day SOFR + 3.020%)(a)(c)	11,665	12,506,279
7.63%, 05/17/32(a)	2,030	2,250,696
8.11%, 11/03/33 (Call 11/03/32), (1-day SOFR + 4.250%)(a)(c)	11,317	12,779,417
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31), (5-year CMT + 1.170%)(c)	2,746	2,077,254
2.55%, 02/04/30 (Call 11/04/29)(a)	4,322	3,646,405
5.02%, 05/17/33 (Call 05/17/32), (1-day SOFR + 2.050%)(a)(c)	2,303	2,177,137
5.71%, 02/02/35 (Call 02/02/34), (1-day SOFR + 1.870%)(a)(c)	620	611,732
Huntington National Bank (The), 5.65%, 01/10/30 (Call 11/10/29)	5,345	5,327,615
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31), (1-day SOFR + 1.316%)(a)(c)	4,032	3,394,204
4.05%, 04/09/29(a)	5,158	4,877,940
4.25%, 03/28/33 (Call 03/28/32), (1-day SOFR + 2.070%)(a)(c)	5,265	4,846,715
6.11%, 09/11/34 (Call 09/11/33), (1-day SOFR + 2.090%)(c)	7,030	7,250,577
Intercorp Peru Ltd., 3.88%, 08/15/29 (Call 05/15/29)(a)(b)	1,020	893,724
Intesa Sanpaolo SpA
6.63%, 06/20/33(a)(b)	7,260	7,339,642
7.20%, 11/28/33(a)(b)	8,575	8,976,791
8.25%, 11/21/33 (Call 11/21/32), (1-year CMT + 4.400%)(b)(c)	6,883	7,469,466
Series NR, 4.00%, 09/23/29(b)	50	45,420
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30), (3-mo. SOFR + 1.105%)(c)	8,981	7,232,712
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(a)(c)	18,105	14,560,437
2.52%, 04/22/31 (Call 04/22/30), (1-day SOFR + 2.040%)(c)	14,104	12,067,572
2.55%, 11/08/32 (Call 11/08/31), (1-day SOFR + 1.180%)(c)	17,368	14,301,455
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(a)(c)	20,827	17,426,071
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(c)	22,010	19,309,197
2.96%, 05/13/31 (Call 05/13/30), (3-mo. SOFR + 2.515%)(c)	16,508	14,338,403

Security	Par (000)	Value

Banks (continued)
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(c)	$21,112	$17,831,027
3.70%, 05/06/30 (Call 05/06/29), (3-mo. SOFR + 1.422%)(c)	14,238	13,265,411
4.49%, 03/24/31 (Call 03/24/30), (3-mo. SOFR + 3.790%)(c)	18,332	17,606,895
4.57%, 06/14/30 (Call 06/14/29), (1-day SOFR + 1.750%)(c)	11,956	11,583,410
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(c)	16,831	15,969,819
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(a)(c)	26,117	25,335,276
5.34%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.620%)(a)(c)	13,870	13,795,499
5.35%, 06/01/34 (Call 06/01/33), (1-day SOFR + 1.845%)(c)	23,060	22,957,839
5.72%, 09/14/33 (Call 09/14/32), (1-day SOFR + 2.580%)(a)(c)	20,716	20,975,577
6.25%, 10/23/34 (Call 10/23/33), (1-day SOFR + 1.810%)(c)	14,530	15,413,669
8.75%, 09/01/30	2,580	3,038,002
KBC Group NV, 6.32%, 09/21/34
(Call 09/21/33),
(1-year CMT + 2.050%)(a)(b)(c)	5,385	5,580,234
KeyBank NA, 5.00%, 01/26/33 (Call 10/26/32)	6,308	5,758,432
KeyBank NA/Cleveland OH
3.90%, 04/13/29 (Call 03/13/29)(a)	1,778	1,580,226
4.90%, 08/08/32(a)	4,210	3,693,641
KeyCorp
2.55%, 10/01/29(a)	4,200	3,512,736
4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(c)	4,343	3,928,603
KKR Group Finance Co. XII LLC, 4.85%,
05/17/32 (Call 02/17/32)(a)(b)	5,165	4,929,885
Kookmin Bank, 2.50%, 11/04/30(b)	980	806,701
Lloyds Banking Group PLC
4.98%, 08/11/33 (Call 08/11/32), (1-year CMT + 2.300%)(a)(c)	6,935	6,600,131
5.68%, 01/05/35 (Call 01/05/34), (1-year CMT + 1.750%)(c)	11,620	11,488,329
7.95%, 11/15/33 (Call 08/15/32), (1-year CMT + 3.750%)(c)	5,445	6,056,703
M&T Bank Corp., 5.05%, 01/27/34 (Call 01/27/33), (1-day SOFR + 1.850%)(c)	5,973	5,483,588
Macquarie Bank Ltd.
3.05%, 03/03/36 (Call 03/03/31), (5-year CMT + 1.700%)(a)(b)(c)	4,728	3,849,373
3.62%, 06/03/30(a)(b)	4,198	3,682,130
6.80%, 01/18/33(a)(b)	6,713	7,073,130
Macquarie Group Ltd.
2.69%, 06/23/32 (Call 06/23/31), (1-day SOFR + 1.440%)(b)(c)	5,485	4,510,585
2.87%, 01/14/33 (Call 01/14/32), (3-mo. SOFR + 1.532%)(a)(b)(c)	6,778	5,577,215
4.44%, 06/21/33 (Call 06/21/32), (1-day SOFR + 2.405%)(a)(b)(c)	3,200	2,950,963
5.49%, 11/09/33 (Call 11/09/32), (1-day SOFR + 2.865%)(a)(b)(c)	4,620	4,580,207
5.89%, 06/15/34 (Call 06/15/33), (1-day SOFR + 2.380%)(a)(b)(c)	4,050	4,090,959

186	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.26%, 12/07/34 (Call 12/07/33), (1-day SOFR + 2.303%)(a)(b)(c)	$5,150	$5,328,657
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	6,904	5,730,804
2.31%, 07/20/32 (Call 07/20/31), (1-year CMT + 0.950%)(c)	10,605	8,687,171
2.49%, 10/13/32 (Call 10/13/31), (1-year CMT + 0.970%)(c)	4,222	3,493,257
2.56%, 02/25/30(a)	6,449	5,585,035
2.85%, 01/19/33 (Call 01/19/32), (1-year CMT + 1.100%)(a)(c)	5,570	4,693,529
3.20%, 07/18/29	10,139	9,220,287
3.74%, 03/07/29	484	457,149
4.32%, 04/19/33 (Call 04/19/32), (1-year CMT + 1.550%)(a)(c)	3,295	3,083,414
5.13%, 07/20/33 (Call 07/20/32), (1-year CMT + 2.125%)(a)(c)	8,343	8,254,381
5.41%, 04/19/34 (Call 04/19/33), (1-year CMT + 1.970%)(a)(c)	5,675	5,736,623
5.44%, 02/22/34 (Call 02/22/33), (1-year CMT + 1.630%)(a)(c)	7,023	7,104,818
5.47%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.125%)(a)(c)	4,435	4,508,623
5.48%, 02/22/31 (Call 02/22/30), (1-year CMT + 1.530%)(a)(c)	2,795	2,815,847
Mizuho Financial Group Inc.
1.98%, 09/08/31 (Call 09/08/30), (3-mo. SOFR + 1.532%)(c)	4,375	3,543,311
2.17%, 05/22/32 (Call 05/22/31), (1-year CMT + 0.870%)(c)	3,141	2,538,426
2.20%, 07/10/31 (Call 07/10/30), (3-mo. SOFR + 1.772%)(a)(c)	5,634	4,659,685
2.26%, 07/09/32 (Call 07/09/31), (1-year CMT + 0.900%)(a)(c)	3,015	2,436,820
2.56%, 09/13/31	5,883	4,777,599
2.59%, 05/25/31 (Call 05/25/30), (3-mo. SOFR + 1.332%)(c)	2,798	2,382,628
2.87%, 09/13/30 (Call 09/13/29), (3-mo. SOFR + 1.572%)(a)(c)	2,934	2,582,403
3.15%, 07/16/30 (Call 07/16/29), (3-mo. SOFR + 1.392%)(c)	4,227	3,802,507
3.26%, 05/22/30 (Call 05/22/29), (1-year CMT + 1.250%)(c)	3,450	3,123,092
5.38%, 05/26/30 (Call 05/26/29), (1-year CMT + 1.120%)(c)	2,360	2,360,930
5.58%, 05/26/35 (Call 05/26/34), (1-year CMT + 1.300%)(c)	4,000	4,008,775
5.67%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.400%)(c)	4,018	4,075,863
5.74%, 05/27/31 (Call 05/27/30), (1-year CMT + 1.650%)(a)(c)	3,800	3,875,395
5.75%, 05/27/34 (Call 05/27/33), (1-year CMT + 1.800%)(a)(c)	5,568	5,685,275
5.75%, 07/06/34 (Call 07/06/33), (1-year CMT + 1.900%)(c)	7,025	7,165,306
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(c)	20,906	16,552,739
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(c)	15,205	12,054,699

Security	Par (000)	Value

Banks (continued)
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(c)	$20,838	$16,787,415
2.48%, 09/16/36 (Call 09/16/31), (1-day SOFR + 1.360%)(c)	16,795	13,164,021
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(c)	14,127	11,567,627
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(c)	20,267	17,556,240
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(c)	14,402	12,078,815
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(c)	13,319	12,099,945
4.89%, 07/20/33 (Call 07/20/32), (1-day SOFR + 2.076%)(c)	11,408	10,957,929
5.25%, 04/21/34 (Call 04/21/33), (1-day SOFR + 1.870%)(a)(c)	18,520	18,177,999
5.30%, 04/20/37 (Call 04/20/32), (1-day SOFR + 2.620%)(c)	11,800	11,303,993
5.42%, 07/21/34 (Call 07/21/33), (1-day SOFR + 1.880%)(c)	13,720	13,638,529
5.47%, 01/18/35 (Call 01/18/34), (1-day SOFR + 1.730%)(a)(c)	14,175	14,158,319
5.94%, 02/07/39 (Call 02/07/34), (5-year CMT + 1.800%)(c)	6,605	6,503,949
5.95%, 01/19/38 (Call 01/19/33), (5-year CMT + 2.430%)(c)	11,250	11,220,339
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(a)(c)	16,925	17,938,192
6.63%, 11/01/34 (Call 11/01/33), (1-day SOFR + 2.050%)(a)(c)	11,375	12,325,790
7.25%, 04/01/32(a)	6,549	7,467,714
National Australia Bank Ltd.
2.33%, 08/21/30(b)	8,205	6,712,552
2.99%, 05/21/31(b)	6,780	5,652,193
3.35%, 01/12/37 (Call 01/12/32), (5-year CMT + 1.700%)(a)(b)(c)	6,470	5,397,999
3.93%, 08/02/34 (Call 08/02/29), (5-year CMT + 1.880%)(b)(c)	7,953	7,219,645
4.95%, 01/10/34(a)(b)	3,685	3,637,653
6.43%, 01/12/33(a)(b)	7,023	7,296,270
NatWest Group PLC
3.03%, 11/28/35 (Call 08/28/30), (5-year CMT + 2.350%)(c)	3,867	3,185,979
4.45%, 05/08/30 (Call 05/08/29), (3-mo. LIBOR US + 1.871%)(c)	6,992	6,619,530
5.78%, 03/01/35 (Call 03/01/34), (1-year CMT + 1.500%)(c)	2,600	2,594,829
6.02%, 03/02/34 (Call 03/02/33), (1-year CMT + 2.100%)(a)(c)	6,368	6,492,777
Norinchukin Bank (The)
2.08%, 09/22/31(a)(b)	7,645	6,184,149
5.07%, 09/14/32(a)(b)	1,500	1,483,237
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	5,370	4,536,495
3.15%, 05/03/29 (Call 02/03/29)(a)	2,665	2,468,454
6.13%, 11/02/32 (Call 08/02/32)(a)	5,568	5,862,238
PNC Bank NA, 2.70%, 10/22/29(a)	4,243	3,659,421
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31), (1-day SOFR + 0.979%)(a)(c)	4,995	4,075,360
2.55%, 01/22/30 (Call 10/24/29)(a)	11,138	9,567,907

S C H E D U L E O F I N V E S T M E N T S	187

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.45%, 04/23/29 (Call 01/23/29)	$8,190	$7,563,262
4.63%, 06/06/33 (Call 06/06/32), (1-day SOFR + 1.850%)(a)(c)	4,768	4,418,466
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(c)	9,048	8,700,522
5.68%, 01/22/35 (Call 01/22/34), (1-day SOFR + 1.902%)(c)	8,500	8,524,507
5.94%, 08/18/34 (Call 08/18/33), (1-day SOFR + 1.946%)(c)	5,003	5,096,936
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(a)(c)	8,718	8,946,652
6.88%, 10/20/34 (Call 10/20/33), (1-day SOFR + 2.284%)(c)	13,205	14,304,823
Royal Bank of Canada
2.30%, 11/03/31	8,947	7,324,931
3.88%, 05/04/32	6,183	5,644,671
5.00%, 02/01/33(a)	10,661	10,484,070
5.00%, 05/02/33(a)	6,121	6,024,242
5.15%, 02/01/34	4,575	4,505,078
Santander Holdings USA Inc., 7.66%, 11/09/31 (Call 11/09/30), (1-day SOFR + 3.280%)(a)(c)	3,470	3,707,715
Santander U.K. Group Holdings PLC, 2.90%, 03/15/32 (Call 03/15/31), (1-day SOFR + 1.475%)(a)(c)	2,020	1,701,950
Shinhan Bank Co. Ltd.
4.00%, 04/23/29(a)(b)	1,150	1,062,510
4.38%, 04/13/32(b)	820	747,815
Societe Generale SA
2.89%, 06/09/32 (Call 06/09/31), (1-year CMT + 1.300%)(a)(b)(c)	7,329	5,941,209
3.00%, 01/22/30(b)	7,307	6,309,024
3.34%, 01/21/33 (Call 01/21/32), (1-year CMT + 1.600%)(b)(c)	6,271	5,178,276
3.65%, 07/08/35 (Call 07/08/30), (5-year CMT + 3.000%)(b)(c)	1,670	1,402,002
6.07%, 01/19/35 (Call 01/19/34), (1-year CMT + 2.100%)(a)(b)(c)	5,170	5,094,164
6.22%, 06/15/33 (Call 06/15/32), (1-year CMT + 3.200%)(a)(b)(c)	7,258	7,115,510
6.69%, 01/10/34 (Call 01/10/33), (1-year CMT + 2.950%)(b)(c)	8,980	9,276,717
Standard Chartered Bank, 8.00%, 05/30/31(a)(b)	1,850	1,997,010
Standard Chartered PLC
2.68%, 06/29/32 (Call 06/29/31), (1-year CMT + 1.200%)(b)(c)	7,315	5,929,100
3.27%, 02/18/36 (Call 11/18/30), (5-year CMT + 2.300%)(b)(c)	6,420	5,318,894
3.60%, 01/12/33 (Call 01/12/32), (1-year CMT + 1.900%)(b)(c)	5,440	4,570,932
4.31%, 05/21/30 (Call 05/21/29), (3-mo. LIBOR US + 1.910%)(a)(b)(c)	4,486	4,176,439
4.64%, 04/01/31 (Call 04/01/30), (1-year CMT + 3.850%)(a)(b)(c)	11,273	10,686,132
6.10%, 01/11/35 (Call 01/11/34), (1-year CMT + 2.100%)(a)(b)(c)	8,665	8,732,237
6.30%, 07/06/34 (Call 07/06/33), (1-year CMT + 2.580%)(a)(b)(c)	6,528	6,725,018
State Street Corp.
2.20%, 03/03/31(a)	4,399	3,641,686
2.40%, 01/24/30(a)	4,146	3,624,365

Security	Par (000)	Value

Banks (continued)
2.62%, 02/07/33 (Call 02/07/32), (1-day SOFR + 1.002%)(a)(c)	$3,713	$3,082,495
3.03%, 11/01/34 (Call 11/01/29), (1-day SOFR + 1.490%)(c)	3,087	2,723,549
3.15%, 03/30/31 (Call 03/30/30), (1-day SOFR + 2.650%)(c)	2,197	1,953,919
4.16%, 08/04/33 (Call 08/04/32), (1-day SOFR + 1.726%)(a)(c)	4,291	3,965,727
4.42%, 05/13/33 (Call 05/13/32), (1-day SOFR + 1.605%)(c)	2,570	2,426,508
4.82%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.567%)(a)(c)	4,303	4,150,047
5.16%, 05/18/34 (Call 05/18/33), (1-day SOFR + 1.890%)(a)(c)	7,240	7,153,428
6.12%, 11/21/34 (Call 11/21/33), (1-day SOFR + 1.958%)(c)	3,685	3,808,983
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	2,780	2,207,545
2.13%, 07/08/30	8,221	6,844,136
2.14%, 09/23/30	4,651	3,822,291
2.22%, 09/17/31	5,300	4,301,093
2.72%, 09/27/29(a)	2,712	2,383,749
2.75%, 01/15/30	6,926	6,056,476
3.04%, 07/16/29(a)	13,831	12,441,580
3.20%, 09/17/29(a)	2,659	2,394,512
5.71%, 01/13/30	7,600	7,793,902
5.77%, 01/13/33(a)	10,205	10,538,206
5.78%, 07/13/33	4,310	4,463,015
5.81%, 09/14/33(a)	10,320	10,692,942
5.85%, 07/13/30(a)	3,755	3,867,212
Sumitomo Mitsui Trust Bank Ltd., 5.35%, 03/07/34	2,600	2,617,690
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	6,346	5,174,032
2.45%, 01/12/32(a)	3,712	3,079,579
3.20%, 03/10/32(a)	9,403	8,199,757
4.46%, 06/08/32(a)	11,728	11,182,623
Truist Bank, 2.25%, 03/11/30 (Call 12/11/29)(a)	6,701	5,507,472
Truist Financial Corp.
1.95%, 06/05/30 (Call 03/05/30)	4,256	3,484,094
3.88%, 03/19/29 (Call 02/16/29)(a)	3,421	3,147,170
4.92%, 07/28/33 (Call 07/28/32), (1-day SOFR + 2.240%)(a)(c)	5,985	5,504,445
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(c)	8,715	8,266,770
5.71%, 01/24/35 (Call 01/24/34), (1-day SOFR + 1.922%)(a)(c)	11,225	11,113,072
5.87%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.361%)(c)	10,088	10,086,970
6.12%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.300%)(c)	4,478	4,556,846
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)(a)	7,053	5,585,490
2.49%, 11/03/36 (Call 11/03/31), (5-year CMT + 0.950%)(a)(c)	7,310	5,648,776
2.68%, 01/27/33 (Call 01/27/32), (1-day SOFR + 1.020%)(c)	5,236	4,281,878
3.00%, 07/30/29 (Call 04/30/29)	5,606	4,971,477
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(a)(c)	11,648	10,961,990

188	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.97%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.110%)(c)	$7,470	$6,981,468
5.68%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.860%)(a)(c)	11,570	11,543,097
5.84%, 06/12/34 (Call 06/10/33), (1-day SOFR + 2.260%)(c)	9,798	9,893,619
5.85%, 10/21/33 (Call 10/21/32), (1-day SOFR + 2.090%)(a)(c)	8,618	8,723,998
UBS Group AG
2.10%, 02/11/32 (Call 02/11/31), (1-year CMT + 1.000%)(b)(c)	11,209	8,850,056
2.75%, 02/11/33 (Call 02/11/32), (1-year CMT + 1.100%)(a)(b)(c)	9,475	7,632,105
3.09%, 05/14/32 (Call 05/14/31), (1-day SOFR + 1.730%)(b)(c)	18,326	15,400,033
3.13%, 08/13/30 (Call 08/13/29), (3-mo. LIBOR US + 1.468%)(a)(b)(c)	8,264	7,305,060
4.19%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.730%)(b)(c)	16,935	15,575,133
4.99%, 08/05/33 (Call 08/05/32), (1-year CMT + 2.400%)(a)(b)(c)	9,203	8,772,826
5.70%, 02/08/35 (Call 02/08/34), (1-year CMT + 1.770%)(a)(b)(c)	8,340	8,248,952
5.96%, 01/12/34 (Call 01/12/33), (1-year CMT + 2.200%)(b)(c)	13,335	13,515,748
6.25%, 09/22/29 (Call 09/22/28), (1-year CMT + 1.800%)(b)(c)	275	282,470
6.30%, 09/22/34 (Call 09/22/33), (1-year CMT + 2.000%)(b)(c)	4,535	4,688,213
6.54%, 08/12/33 (Call 08/12/32), (1-day SOFR + 3.920%)(b)(c)	17,205	17,942,341
9.02%, 11/15/33 (Call 11/15/32), (1-day SOFR + 5.020%)(b)(c)	11,778	14,171,470
UniCredit SpA, 3.13%, 06/03/32 (Call 06/03/31), (1-year CMT + 1.550%)(b)(c)	5,656	4,729,462
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)(a)	1,128	1,027,041
Wells Fargo & Co.
2.57%, 02/11/31 (Call 02/11/30), (3-mo. SOFR + 1.262%)(c)	19,019	16,215,145
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(c)	23,053	20,216,943
3.35%, 03/02/33 (Call 03/02/32), (1-day SOFR + 1.500%)(c)	22,908	19,662,300
4.48%, 04/04/31 (Call 04/04/30), (3-mo. SOFR + 4.032%)(a)(c)	10,182	9,681,942
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(c)	24,243	23,179,913
5.39%, 04/24/34 (Call 04/24/33), (1-day SOFR + 2.020%)(c)	21,303	20,952,338
5.50%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.780%)(a)(c)	15,195	15,094,638
5.56%, 07/25/34 (Call 07/25/33), (1-day SOFR + 1.990%)(a)(c)	23,931	23,838,537
6.49%, 10/23/34 (Call 10/23/33), (1-day SOFR + 2.060%)(c)	18,320	19,483,491
Series B, 7.95%, 11/15/29	1,250	1,393,880
Westpac Banking Corp.
2.15%, 06/03/31	6,126	5,078,367
2.65%, 01/16/30	4,385	3,889,602

Security	Par (000)	Value

Banks (continued)
2.67%, 11/15/35 (Call 11/15/30), (5-year CMT + 1.750%)(c)	$7,855	$6,405,581
3.02%, 11/18/36 (Call 11/18/31), (5-year CMT + 1.530%)(c)	6,438	5,237,376
4.11%, 07/24/34 (Call 07/24/29), (5-year CMT + 2.000%)(c)	7,353	6,716,574
5.41%, 08/10/33 (Call 08/10/32), (1-year CMT + 2.680%)(a)(c)	5,208	5,105,574
6.82%, 11/17/33(a)	4,540	4,871,890
Wintrust Financial Corp., 4.85%, 06/06/29	908	823,911
Zions Bancorp. NA, 3.25%, 10/29/29 (Call 07/29/29)(a)	2,070	1,688,349

		2,930,296,360

Beverages — 1.5%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	9,998	9,249,493
4.90%, 01/23/31 (Call 10/23/30)(a)	4,958	4,985,857
6.63%, 08/15/33	745	824,625
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 06/15/33 (Call 03/15/33)(b)	5,498	5,407,990
Becle SAB de CV, 2.50%, 10/14/31 (Call 07/14/31)(b)	4,410	3,451,839
Brown-Forman Corp., 4.75%, 04/15/33 (Call 01/15/33)(a)	4,135	4,078,789
Cia. Cervecerias Unidas SA, 3.35%, 01/19/32 (Call 10/19/31)(b)	1,320	1,129,920
Coca-Cola Co. (The)
1.38%, 03/15/31(a)	7,454	5,967,926
1.65%, 06/01/30(a)	9,127	7,632,680
2.00%, 03/05/31	4,447	3,719,677
2.13%, 09/06/29(a)	5,749	5,058,444
2.25%, 01/05/32(a)	11,411	9,612,543
3.45%, 03/25/30	7,158	6,677,673
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	1,950	1,523,516
2.75%, 01/22/30 (Call 10/22/29)	5,859	5,152,991
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	5,990	4,887,562
2.88%, 05/01/30 (Call 02/01/30)(a)	4,097	3,598,134
3.15%, 08/01/29 (Call 05/01/29)	4,800	4,354,854
4.75%, 05/09/32 (Call 02/09/32)(a)	4,703	4,548,419
4.90%, 05/01/33 (Call 02/01/33)(a)	5,283	5,123,542
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	5,866	4,947,502
2.13%, 04/29/32 (Call 01/29/32)	4,580	3,706,787
2.38%, 10/24/29 (Call 07/24/29)(a)	5,417	4,758,891
5.50%, 01/24/33 (Call 10/24/32)	4,510	4,634,823
5.63%, 10/05/33 (Call 07/05/33)	5,325	5,537,534
JDE Peet’s NV, 2.25%, 09/24/31 (Call 06/24/31)(a)(b)	3,122	2,442,415
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)(a)	3,037	2,523,745
3.20%, 05/01/30 (Call 02/01/30)	4,686	4,233,694
3.95%, 04/15/29 (Call 02/15/29)	5,570	5,306,877
4.05%, 04/15/32 (Call 01/15/32)(a)	5,295	4,918,065
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	4,464	3,568,284
1.63%, 05/01/30 (Call 02/01/30)	6,066	5,046,414
1.95%, 10/21/31 (Call 07/21/31)(a)	7,612	6,241,138
2.63%, 07/29/29 (Call 04/29/29)	5,740	5,171,724
2.75%, 03/19/30 (Call 12/19/29)	8,591	7,672,039

S C H E D U L E O F I N V E S T M E N T S	189

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.90%, 07/18/32 (Call 04/18/32)	$7,300	$6,850,160
4.45%, 02/15/33 (Call 11/15/32)(a)	5,748	5,698,590
7.00%, 03/01/29	2	2,208
Pepsico Singapore Financing I Pte Ltd., 4.70%, 02/16/34 (Call 11/16/33)(a)	2,275	2,237,830
Pernod Ricard International Finance LLC, 1.63%, 04/01/31 (Call 01/01/30)(a)(b)	5,289	4,194,267

		186,679,461

Biotechnology — 0.9%
Amgen Inc.
2.00%, 01/15/32 (Call 10/15/31)	6,011	4,816,777
2.30%, 02/25/31 (Call 11/25/30)	6,828	5,713,405
2.45%, 02/21/30 (Call 11/21/29)	7,519	6,535,722
3.35%, 02/22/32 (Call 11/22/31)(a)	5,980	5,291,919
4.05%, 08/18/29 (Call 06/18/29)(a)	7,411	7,085,975
4.20%, 03/01/33 (Call 12/01/32)	4,805	4,444,753
5.25%, 03/02/30 (Call 01/02/30)	15,275	15,388,516
5.25%, 03/02/33 (Call 12/02/32)	23,555	23,490,409
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	9,592	8,028,531
Bio-Rad Laboratories Inc., 3.70%, 03/15/32 (Call 12/15/31)(a)	4,905	4,368,704
CSL Finance PLC
4.05%, 04/27/29 (Call 02/27/29)(b)	2,115	2,018,606
4.25%, 04/27/32 (Call 01/27/32)(b)	5,955	5,623,227
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)(a)	5,930	4,841,893
5.25%, 10/15/33 (Call 07/15/33)(a)	4,291	4,341,002
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)(a)	3,389	2,784,182
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	7,817	6,323,408
Royalty Pharma PLC
2.15%, 09/02/31 (Call 06/02/31)(a)	3,720	2,968,990
2.20%, 09/02/30 (Call 06/02/30)	6,273	5,163,918

		119,229,937

Building Materials — 0.6%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	4,434	3,784,363
2.72%, 02/15/30 (Call 11/15/29)(a)	11,742	10,280,245
5.90%, 03/15/34 (Call 12/15/33)	1,045	1,084,040
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	4,558	3,789,218
Fortune Brands Innovations Inc.
3.25%, 09/15/29 (Call 06/15/29)(a)	4,250	3,845,007
4.00%, 03/25/32 (Call 12/25/31)(a)	2,425	2,201,531
5.88%, 06/01/33 (Call 03/01/33)	4,071	4,133,302
GCC SAB de CV, 3.61%, 04/20/32 (Call 01/20/32)(b)	250	211,955
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)(a)	6,954	5,681,695
2.00%, 09/16/31 (Call 06/16/31)(a)	2,582	2,071,925
4.90%, 12/01/32 (Call 09/01/32)(a)	2,140	2,097,015
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)(a)	5,512	4,586,611
Series CB, 2.50%, 03/15/30 (Call 12/15/29)(a)	3,332	2,887,686
Masco Corp.
2.00%, 10/01/30 (Call 07/01/30)(a)	2,441	1,986,869
2.00%, 02/15/31 (Call 11/15/30)	3,409	2,768,171

Security	Par (000)	Value

Building Materials (continued)
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(a)	$2,257	$2,057,510
Owens Corning
3.88%, 06/01/30 (Call 03/01/30)	2,385	2,197,104
3.95%, 08/15/29 (Call 05/15/29)(a)	4,270	4,026,602
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (Call 12/21/28)(a)	3,991	3,773,413
5.25%, 03/03/33 (Call 12/03/32)	3,950	3,983,518
UltraTech Cement Ltd., 2.80%, 02/16/31 (Call 08/16/30)(a)(b)	2,285	1,917,522
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)	4,904	4,466,591

		73,831,893

Chemicals — 1.5%
Air Liquide Finance SA, 2.25%, 09/10/29 (Call 06/10/29)(a)(b)	3,103	2,735,257
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)	5,647	4,803,777
4.75%, 02/08/31 (Call 12/08/30)	5,530	5,459,960
4.80%, 03/03/33 (Call 12/03/32)(a)	3,851	3,796,833
4.85%, 02/08/34 (Call 11/08/33)(a)	5,480	5,372,957
Albemarle Corp., 5.05%, 06/01/32 (Call 03/01/32)(a)	4,080	3,874,452
Alpek SAB de CV
3.25%, 02/25/31 (Call 11/25/30)(a)(b)	4,000	3,352,401
4.25%, 09/18/29 (Call 06/18/29)(b)	230	211,435
Bayport Polymers LLC, 5.14%, 04/14/32 (Call 01/14/32)(a)(b)	1,295	1,154,545
Cabot Corp.
4.00%, 07/01/29 (Call 04/01/29)(a)	1,939	1,804,553
5.00%, 06/30/32 (Call 03/30/32)(a)	2,690	2,593,769
Celanese U.S. Holdings LLC
6.33%, 07/15/29 (Call 05/15/29)(a)	4,505	4,626,414
6.38%, 07/15/32 (Call 04/15/32)(a)	5,975	6,121,839
6.55%, 11/15/30 (Call 09/15/30)	6,175	6,420,032
6.70%, 11/15/33 (Call 08/15/33)	5,705	5,993,019
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	5,486	4,579,972
5.15%, 02/15/34 (Call 11/15/33)(a)	1,980	1,951,157
6.30%, 03/15/33 (Call 12/15/32)(a)	3,688	3,950,886
7.38%, 11/01/29(a)	6,421	7,122,151
Eastman Chemical Co.
5.63%, 02/20/34 (Call 11/20/33)(a)	2,215	2,198,738
5.75%, 03/08/33 (Call 12/08/32)(a)	3,118	3,138,745
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)(a)	4,123	3,269,551
2.13%, 02/01/32 (Call 11/01/31)	4,220	3,467,959
4.80%, 03/24/30 (Call 12/24/29)(a)	4,526	4,522,279
EIDP Inc.
2.30%, 07/15/30 (Call 04/15/30)(a)	3,187	2,725,853
4.80%, 05/15/33 (Call 02/15/33)(a)	1,085	1,061,609
FMC Corp.
3.45%, 10/01/29 (Call 07/01/29)(a)	3,173	2,820,461
5.65%, 05/18/33 (Call 02/18/33)(a)	3,377	3,270,414
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(a)(b)	3,825	3,183,319
4.40%, 03/30/32 (Call 09/30/31)(a)(b)	2,300	2,084,143
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)(a)	2,969	2,444,846
4.50%, 05/01/29 (Call 02/01/29)(a)	4,306	4,089,864

190	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
International Flavors & Fragrances Inc., 2.30%, 11/01/30 (Call 08/01/30)(a)(b)	$7,068	$5,800,287
LG Chem Ltd.
2.38%, 07/07/31(b)	2,900	2,385,019
3.63%, 04/15/29(b)	1,135	1,051,580
Linde Inc./CT, 1.10%, 08/10/30 (Call 05/10/30)	4,523	3,621,717
LYB International Finance III LLC
2.25%, 10/01/30 (Call 07/01/30)(a)	3,279	2,730,929
5.50%, 03/01/34 (Call 12/01/33)	4,025	3,993,491
5.63%, 05/15/33 (Call 02/15/33)(a)	3,536	3,590,526
MEGlobal Canada ULC, 5.88%, 05/18/30(a)(b)	3,180	3,201,878
Mosaic Co. (The), 5.45%, 11/15/33 (Call 05/15/33)	30	29,663
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	2,563	2,127,745
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	3,306	2,927,173
4.20%, 04/01/29 (Call 01/01/29)(a)	3,912	3,760,333
OCI NV, 6.70%, 03/16/33 (Call 12/16/32)(b)	4,117	4,080,625
Orbia Advance Corp. SAB de CV, 2.88%, 05/11/31 (Call 02/11/31)(b)	3,025	2,451,042
PPG Industries Inc.
2.55%, 06/15/30 (Call 03/15/30)(a)	1,899	1,636,195
2.80%, 08/15/29 (Call 05/15/29)(a)	2,012	1,799,004
Rohm & Haas Co., 7.85%, 07/15/29	3,313	3,676,263
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)(a)	2,211	1,867,346
4.55%, 03/01/29 (Call 12/01/28)(a)	2,108	2,027,619
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)(a)	3,413	2,766,106
2.30%, 05/15/30 (Call 02/15/30)	3,012	2,556,824
2.95%, 08/15/29 (Call 05/15/29)	5,063	4,548,788
Sociedad Quimica y Minera de Chile SA
4.25%, 05/07/29 (Call 02/07/29)(b)	2,555	2,415,883
6.50%, 11/07/33 (Call 08/07/33)(a)(b)	840	866,040
Westlake Corp., 3.38%, 06/15/30 (Call 03/15/30)	2,193	1,958,938
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(a)(b)	4,562	3,955,182
7.38%, 11/14/32 (Call 08/14/32)(a)(b)	3,695	4,060,662

		190,090,048

Coal — 0.0%
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)(a)	2,842	2,591,176

Commercial Services — 1.5%
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/31 (Call 08/18/30)(b)	1,353	1,159,690
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(b)	2,045	1,631,553
4.38%, 07/03/29(b)	3,095	2,756,694
Ashtead Capital Inc.
2.45%, 08/12/31 (Call 05/12/31)(a)(b)	4,175	3,360,539
4.25%, 11/01/29 (Call 11/01/24)(b)	3,785	3,491,976
5.50%, 08/11/32 (Call 05/11/32)(a)(b)	4,224	4,129,359
5.55%, 05/30/33 (Call 02/28/33)(a)(b)	2,955	2,890,343
5.95%, 10/15/33 (Call 07/15/33)(a)(b)	4,435	4,458,005
Automatic Data Processing Inc., 1.25%, 09/01/30 (Call 06/01/30)(a)	6,118	4,961,014
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)(a)	4,240	3,822,762

Security	Par (000)	Value

Commercial Services (continued)
Cintas Corp. No. 2, 4.00%, 05/01/32 (Call 02/01/32)	$2,810	$2,637,152
CK Hutchison International 23 Ltd., 4.88%, 04/21/33 (Call 01/21/33)(a)(b)	6,540	6,453,340
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	6,107	5,163,547
DP World Crescent Ltd., 3.75%, 01/30/30 (Call 10/30/29)(a)(b)	3,455	3,184,885
Emory University, Series 2020, 2.14%, 09/01/30 (Call 06/01/30)(a)	1,002	855,680
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)(a)	6,280	5,125,473
3.10%, 05/15/30 (Call 02/15/30)	3,905	3,444,684
ERAC USA Finance LLC, 4.90%, 05/01/33 (Call 02/01/33)(b)	6,523	6,363,405
Experian Finance PLC, 2.75%, 03/08/30 (Call 12/08/29)(b)	3,916	3,388,667
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	88	78,848
3.75%, 10/01/30 (Call 10/01/25)(a)(b)	1,720	1,522,321
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	5,779	4,981,013
2.90%, 11/15/31 (Call 08/15/31)(a)	4,311	3,598,025
3.20%, 08/15/29 (Call 05/15/29)(a)	7,003	6,236,981
5.30%, 08/15/29 (Call 06/15/29)	2,890	2,851,169
5.40%, 08/15/32 (Call 05/15/32)(a)	4,308	4,250,538
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)(a)	2,439	1,982,677
Johns Hopkins University, 4.71%, 07/01/32 (Call 04/01/32)(a)	785	788,005
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)(a)	3,876	3,130,641
4.25%, 08/08/32 (Call 05/08/32)(a)	3,030	2,863,046
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)(a)	6,358	5,411,152
2.85%, 10/01/29 (Call 07/01/29)	8,680	7,735,508
4.40%, 06/01/32 (Call 03/01/32)(a)	5,953	5,711,222
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)(a)	1,184	948,327
2.90%, 10/01/30 (Call 07/01/30)	4,596	3,983,291
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	4,606	4,113,120
4.00%, 03/18/29 (Call 12/18/28)	5,336	5,096,501
4.75%, 05/20/32 (Call 02/20/32)	2,858	2,806,229
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)(a)	3,600	2,874,306
2.50%, 12/01/29 (Call 09/01/29)(a)	2,915	2,568,685
2.70%, 03/01/29 (Call 01/01/29)(a)	5,105	4,621,580
2.90%, 03/01/32 (Call 12/01/31)	7,185	6,194,239
4.25%, 05/01/29 (Call 02/01/29)(a)	5,225	5,065,981
5.25%, 09/15/33 (Call 06/15/33)(a)(b)	4,330	4,380,091
Sodexo Inc., 2.72%, 04/16/31 (Call 01/16/31)(a)(b)	4,293	3,616,946
Transurban Finance Co. Pty. Ltd., 2.45%, 03/16/31 (Call 12/16/30)(a)(b)	5,356	4,442,716
Triton Container International Ltd., 3.15%, 06/15/31 (Call 03/15/31)(a)(b)	4,302	3,386,413
Triton Container International Ltd./TAL
International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)(a)	2,560	2,032,367

S C H E D U L E O F I N V E S T M E N T S	191

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
United Rentals North America Inc., 6.00%, 12/15/29 (Call 12/15/25)(b)	$8,375	$8,382,680
Verisk Analytics Inc.
4.13%, 03/15/29 (Call 12/15/28)	3,338	3,204,495
5.75%, 04/01/33 (Call 01/01/33)(a)	2,460	2,540,159
Yale University, Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	1,636	1,370,682

		192,048,722

Computers — 1.6%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	4,048	3,435,976
Apple Inc.
1.25%, 08/20/30 (Call 05/20/30)	7,061	5,719,057
1.65%, 05/11/30 (Call 02/11/30)	9,952	8,327,435
1.65%, 02/08/31 (Call 11/08/30)(a)	15,297	12,589,191
1.70%, 08/05/31 (Call 05/05/31)	5,696	4,639,609
2.20%, 09/11/29 (Call 06/11/29)(a)	10,394	9,188,883
3.25%, 08/08/29 (Call 06/08/29)(a)	5,725	5,352,685
3.35%, 08/08/32 (Call 05/08/32)(a)	8,705	7,904,415
4.15%, 05/10/30 (Call 03/10/30)(a)	2,998	2,943,646
4.30%, 05/10/33 (Call 02/10/33)(a)	5,915	5,851,888
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (Call 07/01/24)(a)(b)	1,905	1,758,582
5.95%, 08/04/33 (Call 05/04/33)(a)	3,338	3,424,009
CGI Inc., 2.30%, 09/14/31 (Call 06/14/31)	2,377	1,899,215
Dell International LLC/EMC Corp.
5.30%, 10/01/29 (Call 07/01/29)	10,175	10,198,855
5.75%, 02/01/33 (Call 11/01/32)(a)	5,918	6,092,013
6.20%, 07/15/30 (Call 04/15/30)	5,621	5,882,438
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)(a)	3,220	2,665,244
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)(a)	6,200	5,185,383
3.40%, 06/17/30 (Call 03/17/30)(a)	745	671,369
4.00%, 04/15/29 (Call 02/15/29)(a)	5,625	5,359,168
4.20%, 04/15/32 (Call 01/15/32)(a)	3,895	3,595,081
5.50%, 01/15/33 (Call 10/15/32)(a)	6,488	6,507,904
IBM International Capital Pte Ltd.
4.75%, 02/05/31 (Call 12/05/30)	4,435	4,318,678
4.90%, 02/05/34 (Call 11/05/33)	3,825	3,720,125
International Business Machines Corp.
1.95%, 05/15/30 (Call 02/15/30)	8,236	6,893,808
2.72%, 02/09/32 (Call 11/09/31)(a)	2,485	2,152,986
3.50%, 05/15/29(a)	18,251	17,055,080
4.40%, 07/27/32 (Call 04/27/32)(a)	4,548	4,343,476
4.75%, 02/06/33 (Call 11/06/32)(a)	4,170	4,071,372
5.88%, 11/29/32(a)	3,270	3,465,925
Kyndryl Holdings Inc.
3.15%, 10/15/31 (Call 07/15/31)(a)	3,976	3,278,908
6.35%, 02/20/34 (Call 11/20/33)	860	868,043
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	4,440	3,639,124
4.38%, 05/15/30 (Call 02/15/30)	3,467	3,262,359
5.75%, 03/15/33 (Call 12/15/32)(a)	4,160	4,227,880
Lenovo Group Ltd.
3.42%, 11/02/30 (Call 08/02/30)(a)(b)	4,960	4,314,868
6.54%, 07/27/32 (Call 04/27/32)(a)(b)	3,505	3,675,666
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)	4,318	3,706,691
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	3,454	2,915,147

Security	Par (000)	Value

Computers (continued)
Western Digital Corp., 3.10%, 02/01/32 (Call 11/01/31)(a)	$1,770	$1,385,381

		196,487,563

Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co.
3.25%, 08/15/32 (Call 05/15/32)(a)	3,013	2,704,461
4.60%, 03/01/33 (Call 12/01/32)(a)	3,038	3,013,414
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)(a)	3,798	3,116,133
2.38%, 12/01/29 (Call 09/01/29)(a)	3,758	3,284,826
2.60%, 04/15/30 (Call 01/15/30)(a)	4,397	3,845,303
4.65%, 05/15/33 (Call 02/15/33)(a)	4,105	3,981,675
5.00%, 02/14/34 (Call 11/14/33)	2,195	2,156,573
Haleon U.S. Capital LLC
3.38%, 03/24/29 (Call 01/24/29)	250	231,029
3.63%, 03/24/32 (Call 12/24/31)	11,425	10,234,570
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)	8,742	8,642,438
5.00%, 03/22/30 (Call 01/22/30)	6,108	6,125,762
Procter & Gamble Co. (The)
1.20%, 10/29/30	7,503	6,040,724
1.95%, 04/23/31	6,048	5,090,152
2.30%, 02/01/32(a)	4,820	4,117,557
3.00%, 03/25/30(a)	8,521	7,797,940
4.05%, 01/26/33(a)	5,020	4,834,336
4.55%, 01/29/34(a)	3,045	3,002,187
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	2,975	2,403,881
1.75%, 08/12/31 (Call 05/12/31)(a)	4,892	3,940,088
2.13%, 09/06/29 (Call 06/06/29)(a)	4,860	4,233,128
5.00%, 12/08/33 (Call 09/08/33)	3,750	3,755,847
5.90%, 11/15/32	5,020	5,350,418

		97,902,442

Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(a)(b)	3,728	3,327,355
4.65%, 04/20/32 (Call 01/20/32)(b)	4,170	3,976,877
LKQ Corp., 6.25%, 06/15/33 (Call 03/15/33)	3,335	3,427,273

		10,731,505

Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32 (Call 10/30/31)(a)	22,810	19,290,028
3.40%, 10/29/33 (Call 07/29/33)(a)	8,874	7,372,320
5.30%, 01/19/34 (Call 10/19/33)(a)	4,230	4,080,429
6.15%, 09/30/30 (Call 07/30/30)(a)	359	370,824
Affiliated Managers Group Inc., 3.30%, 06/15/30 (Call 03/15/30)(a)	2,567	2,257,943
Air Lease Corp.
2.88%, 01/15/32 (Call 10/15/31)(a)	4,620	3,835,328
3.00%, 02/01/30 (Call 11/01/29)	3,895	3,391,266
3.13%, 12/01/30 (Call 09/01/30)	4,348	3,747,754
3.25%, 10/01/29 (Call 07/01/29)(a)	3,044	2,707,396
Ally Financial Inc.
8.00%, 11/01/31(a)	12,800	14,051,031
8.00%, 11/01/31	2,691	2,929,354
American Express Co.
4.05%, 05/03/29 (Call 03/03/29)(a)	5,032	4,869,361
4.42%, 08/03/33 (Call 08/03/32), (1-day SOFR + 1.760%)(c)	8,173	7,744,626

192	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.99%, 05/26/33 (Call 02/26/32), (1-day SOFR + 2.255%)(a)(c)	$4,040	$3,925,996
5.04%, 05/01/34 (Call 05/01/33), (1-day SOFR + 1.835%)(a)(c)	8,000	7,851,732
5.63%, 07/28/34 (Call 07/28/33), (1-day SOFR + 1.930%)(a)(c)	3,348	3,374,064
6.49%, 10/30/31 (Call 10/30/30), (1-day SOFR + 1.940%)(c)	4,724	5,032,542
Ameriprise Financial Inc.
4.50%, 05/13/32 (Call 02/13/32)(a)	3,275	3,147,324
5.15%, 05/15/33 (Call 02/15/33)	4,594	4,593,734
Apollo Global Management Inc., 6.38%, 11/15/33 (Call 08/15/33)(a)	2,610	2,802,089
Ares Finance Co. II LLC, 3.25%, 06/15/30 (Call 03/15/30)(a)(b)	2,685	2,344,604
Aviation Capital Group LLC, 6.38%, 07/15/30 (Call 05/15/30)(a)(b)	2,671	2,723,410
Avolon Holdings Funding Ltd., 5.75%, 03/01/29 (Call 02/01/29)(b)	30	29,567
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(b)	3,475	2,690,858
2.00%, 01/30/32 (Call 10/30/31)(b)	5,375	4,170,110
2.50%, 01/10/30 (Call 10/10/29)(a)(b)	3,391	2,907,109
2.55%, 03/30/32 (Call 12/30/31)(a)(b)	1,700	1,385,273
6.20%, 04/22/33 (Call 01/22/33)(a)(b)	5,828	6,088,655
Blue Owl Finance LLC
3.13%, 06/10/31 (Call 03/10/31)(a)(b)	4,589	3,799,820
4.38%, 02/15/32 (Call 11/15/31)(a)(b)	2,015	1,767,539
BOC Aviation Ltd.
2.63%, 09/17/30 (Call 06/17/30)(a)(b)	4,455	3,790,893
3.00%, 09/11/29 (Call 06/11/29)(a)(b)	4,539	4,059,500
BOC Aviation USA Corp., 4.88%, 05/03/33 (Call 02/03/33)(a)(b)	3,320	3,237,083
Brookfield Capital Finance LLC, 6.09%, 06/14/33 (Call 03/14/33)	4,011	4,149,003
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32 (Call 10/30/31)	4,530	3,634,938
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	4,308	3,620,086
4.35%, 04/15/30 (Call 01/15/30)	5,203	4,932,167
4.85%, 03/29/29 (Call 12/29/28)(a)	5,434	5,358,506
6.35%, 01/05/34 (Call 10/05/33)	3,040	3,194,374
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31), (1-day SOFR + 1.337%)(c)	5,601	4,234,251
2.62%, 11/02/32 (Call 11/02/31), (1-day SOFR + 1.265%)(c)	2,977	2,382,105
3.27%, 03/01/30 (Call 03/01/29), (1-day SOFR + 1.790%)(c)	6,930	6,176,958
5.25%, 07/26/30 (Call 07/26/29), (1-day SOFR + 2.600%)(c)	5,155	5,026,712
5.27%, 05/10/33 (Call 05/10/32), (1-day SOFR + 2.370%)(a)(c)	6,685	6,493,893
5.82%, 02/01/34 (Call 02/01/33), (1-day SOFR + 2.600%)(a)(c)	7,910	7,821,133
6.05%, 02/01/35 (Call 02/01/34), (1-day SOFR + 2.260%)(a)(c)	1,990	2,009,944
6.38%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.860%)(c)	9,870	10,170,018

Security	Par (000)	Value

Diversified Financial Services (continued)
7.62%, 10/30/31 (Call 10/30/30), (1-day SOFR + 3.070%)(a)(c)	$7,320	$8,010,588
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)(a)	3,909	3,171,486
3.00%, 03/16/32 (Call 12/16/31)(a)	2,025	1,746,198
Charles Schwab Corp. (The)
1.65%, 03/11/31 (Call 12/11/30)(a)	4,710	3,735,837
1.95%, 12/01/31 (Call 09/01/31)(a)	5,078	4,032,502
2.30%, 05/13/31 (Call 02/13/31)(a)	4,760	3,943,076
2.75%, 10/01/29 (Call 07/01/29)	3,139	2,785,589
2.90%, 03/03/32 (Call 12/03/31)(a)	5,751	4,877,232
3.25%, 05/22/29 (Call 02/22/29)(a)	3,315	3,056,957
4.63%, 03/22/30 (Call 12/22/29)(a)	3,666	3,620,355
5.85%, 05/19/34 (Call 05/19/33), (1-day SOFR + 2.500%)(c)	8,139	8,265,208
6.14%, 08/24/34 (Call 08/24/33), (1-day SOFR + 2.010%)(a)(c)	7,704	7,981,426
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	5,570	4,440,057
CME Group Inc., 2.65%, 03/15/32 (Call 12/15/31)	4,870	4,177,103
Credit Suisse USA Inc., 7.13%, 07/15/32(a)	5,135	5,730,887
Discover Financial Services
6.70%, 11/29/32 (Call 08/29/32)	4,610	4,824,897
7.96%, 11/02/34 (Call 11/02/33), (1-day SOFR + 3.370%)(a)(c)	5,383	6,029,365
FMR LLC
4.95%, 02/01/33(a)(b)	1,200	1,130,706
7.57%, 06/15/29(b)	1,345	1,489,422
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)(a)	5,949	4,803,238
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)(a)	6,389	5,226,186
2.75%, 10/15/32 (Call 07/15/32)(a)	2,765	2,231,464
4.15%, 01/23/30	6,197	5,765,693
Lazard Group LLC, 4.38%, 03/11/29 (Call 12/11/28)(a)	2,745	2,613,693
LPL Holdings Inc.
4.00%, 03/15/29 (Call 04/01/24)(a)(b)	680	623,877
4.38%, 05/15/31 (Call 05/15/26)(a)(b)	1,382	1,250,096
LSEGA Financing PLC, 2.50%, 04/06/31 (Call 01/06/31)(a)(b)	7,775	6,534,389
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	3,800	3,155,413
2.00%, 11/18/31 (Call 08/18/31)(a)	4,761	3,911,616
2.95%, 06/01/29 (Call 03/01/29)	6,033	5,537,570
3.35%, 03/26/30 (Call 12/26/29)	9,176	8,476,748
4.85%, 03/09/33 (Call 12/09/32)(a)	4,436	4,430,477
Mitsubishi HC Capital Inc., 3.97%, 04/13/30 (Call 01/13/30)(a)(b)	425	386,070
Mitsubishi HC Finance America LLC, 5.66%, 02/28/33 (Call 11/28/32)(a)(b)	3,395	3,422,563
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)(a)	4,728	3,764,199
5.55%, 02/15/34 (Call 11/15/33)	1,230	1,238,320
Nomura Holdings Inc.
2.61%, 07/14/31	6,160	5,064,219
2.68%, 07/16/30	6,099	5,156,695
3.00%, 01/22/32	4,727	3,931,430
3.10%, 01/16/30	8,843	7,760,880
5.61%, 07/06/29	3,768	3,788,021

S C H E D U L E O F I N V E S T M E N T S	193

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
6.09%, 07/12/33(a)	$3,770	$3,934,475
6.18%, 01/18/33(a)	4,030	4,224,004
ORIX Corp.
2.25%, 03/09/31(a)	3,273	2,742,999
4.00%, 04/13/32(a)	2,993	2,783,505
5.20%, 09/13/32(a)	2,590	2,615,551
Power Finance Corp. Ltd., 3.95%, 04/23/30(a)(b)	4,526	4,116,924
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)(a)	3,612	3,571,601
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	2,683	2,424,441
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	4,292	3,369,236
5.15%, 03/19/29 (Call 12/19/28)(a)	3,155	3,009,520
USAA Capital Corp., 2.13%, 05/01/30 (Call 02/01/30)(b)	2,066	1,708,423
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)(a)	6,255	4,941,128
2.05%, 04/15/30 (Call 01/15/30)(a)	8,758	7,513,603
Western Union Co. (The), 2.75%, 03/15/31 (Call 12/15/30)(a)	1,900	1,560,409

		436,211,217

Electric — 7.5%
Abu Dhabi National Energy Co. PJSC
4.70%, 04/24/33(a)(b)	7,425	7,227,955
4.88%, 04/23/30(a)(b)	5,884	5,867,325
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31 (Call 01/22/31)(b)	1,015	841,729
3.95%, 02/12/30(b)	4,067	3,486,744
AEP Texas Inc.
4.70%, 05/15/32 (Call 02/15/32)(a)	3,225	3,082,680
5.40%, 06/01/33 (Call 03/01/33)	2,551	2,550,709
Series E, 6.65%, 02/15/33(a)	705	750,494
Series I, 2.10%, 07/01/30 (Call 04/01/30)(a)	3,825	3,166,227
AES Corp. (The)
2.45%, 01/15/31 (Call 10/15/30)(a)	8,773	7,156,412
3.95%, 07/15/30 (Call 04/15/30)(a)(b)	4,086	3,712,285
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(a)(b)	6,521	5,473,298
Alabama Power Co.
3.05%, 03/15/32 (Call 12/15/31)	3,383	2,929,091
3.94%, 09/01/32 (Call 03/01/32)(a)	2,804	2,577,738
5.70%, 02/15/33	170	171,737
5.85%, 11/15/33 (Call 08/15/33)	1,860	1,946,096
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	3,558	2,860,991
Alliant Energy Finance LLC, 3.60%, 03/01/32 (Call 12/01/31)(a)(b)	1,410	1,216,991
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)(a)	4,937	4,445,110
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)(a)	2,329	1,864,696
3.85%, 09/01/32 (Call 06/01/32)	2,830	2,579,849
4.95%, 06/01/33 (Call 03/01/33)(a)	2,735	2,692,297
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	2,629	2,220,244
5.63%, 03/01/33 (Call 12/01/32)(a)	3,780	3,807,256
5.95%, 11/01/32 (Call 08/01/32)(a)	3,374	3,491,191
American Transmission Systems Inc., 2.65%, 01/15/32 (Call 10/15/31)(b)	3,632	2,982,544

Security	Par (000)	Value

Electric (continued)
Appalachian Power Co.
4.50%, 08/01/32 (Call 05/01/32)(a)	$2,950	$2,760,273
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	3,230	2,730,111
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	2,110	1,695,615
2.60%, 08/15/29 (Call 05/15/29)	2,467	2,174,847
5.55%, 08/01/33 (Call 05/01/33)	2,710	2,718,912
6.35%, 12/15/32 (Call 09/15/32)(a)	2,149	2,272,328
Atlantic City Electric Co., 2.30%, 03/15/31 (Call 12/15/30)	2,151	1,775,339
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)(a)	5,819	5,428,852
Baltimore Gas & Electric Co., 2.25%, 06/15/31 (Call 03/15/31)	3,448	2,872,554
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)(a)	3,095	2,450,601
3.70%, 07/15/30 (Call 04/15/30)(a)	6,537	6,037,972
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)(a)	2,269	1,884,990
3.05%, 10/15/29 (Call 07/15/29)(a)	2,420	2,144,313
4.35%, 05/01/33 (Call 02/01/33)(a)	1,365	1,244,471
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33 (Call 01/01/33)(a)	4,813	4,742,237
5.15%, 03/01/34 (Call 12/01/33)	1,510	1,507,206
Series AE, 2.35%, 04/01/31 (Call 01/01/31)(a)	2,355	1,978,164
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	1,729	1,495,776
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	2,898	2,760,478
Series K2, 6.95%, 03/15/33(a)	310	350,708
CenterPoint Energy Inc.
2.65%, 06/01/31 (Call 03/01/31)(a)	3,034	2,543,831
2.95%, 03/01/30 (Call 12/01/29)(a)	2,798	2,474,290
Cleco Corporate Holdings LLC, 3.38%, 09/15/29 (Call 06/15/29)	1,816	1,579,058
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30 (Call 08/15/30)(a)(b)	2,329	2,169,704
CMS Energy Corp.
3.75%, 12/01/50 (Call 09/01/30), (5-year CMT + 2.900%)(c)	1,909	1,526,882
4.75%, 06/01/50 (Call 03/01/30), (5-year CMT + 4.116%)(c)	2,635	2,414,478
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(a)(b)	2,715	2,379,977
3.15%, 01/19/32 (Call 10/19/31)(a)(b)	2,665	2,250,077
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(a)(b)	6,340	5,345,461
3.88%, 07/26/33 (Call 04/26/33)(a)(b)	3,310	2,712,524
4.69%, 05/15/29 (Call 03/15/29)(b)	7,190	6,811,285
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	2,120	1,803,417
3.15%, 03/15/32 (Call 12/15/31)	1,325	1,152,850
4.90%, 02/01/33 (Call 11/01/32)(a)	1,259	1,238,681
Connecticut Light & Power Co. (The)
4.90%, 07/01/33 (Call 04/01/33)(a)	1,745	1,707,314
Series A, 2.05%, 07/01/31 (Call 04/01/31)	2,589	2,099,049
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	4,881	4,109,671
5.20%, 03/01/33 (Call 12/01/32)(a)	2,525	2,544,014
5.50%, 03/15/34 (Call 12/15/33)(a)	3,240	3,308,918
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)(a)	6,375	5,828,120

194	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Constellation Energy Generation LLC
5.80%, 03/01/33 (Call 12/01/32)	$3,468	$3,544,609
6.13%, 01/15/34 (Call 10/15/33)	2,183	2,277,506
Consumers Energy Co.
3.60%, 08/15/32 (Call 02/15/32)	1,910	1,721,352
4.60%, 05/30/29 (Call 03/30/29)	1,185	1,164,780
4.63%, 05/15/33 (Call 11/15/32)	4,280	4,135,029
Dominion Energy Inc.
4.35%, 08/15/32 (Call 05/15/32)(a)	2,635	2,455,746
5.38%, 11/15/32 (Call 08/15/32)(a)	5,643	5,610,432
Series C, 2.25%, 08/15/31 (Call 05/15/31)	7,603	6,155,203
Series C, 3.38%, 04/01/30 (Call 01/01/30)	9,881	8,884,375
Series E, 6.30%, 03/15/33	715	746,253
Series F, 5.25%, 08/01/33	850	835,609
Dominion Energy South Carolina Inc.
5.30%, 05/15/33(a)	990	998,206
6.63%, 02/01/32(a)	420	465,810
Series A, 2.30%, 12/01/31 (Call 09/01/31)	2,160	1,771,029
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)(a)	3,714	3,188,633
5.20%, 04/01/33 (Call 01/01/33)(a)	3,508	3,530,006
5.20%, 03/01/34 (Call 12/01/33)	2,700	2,686,531
Series A, 3.00%, 03/01/32 (Call 12/01/31)	2,950	2,546,978
Series C, 2.63%, 03/01/31 (Call 12/01/30)(a)	2,110	1,812,808
DTE Energy Co.
2.95%, 03/01/30 (Call 12/01/29)(a)	2,002	1,751,693
Series C, 3.40%, 06/15/29 (Call 03/15/29)(a)	2,860	2,616,550
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	2,538	2,238,396
2.45%, 02/01/30 (Call 11/01/29)	2,983	2,607,933
2.55%, 04/15/31 (Call 01/15/31)	3,139	2,689,584
2.85%, 03/15/32 (Call 12/15/31)(a)	2,655	2,255,910
4.85%, 01/15/34 (Call 10/15/33)(a)	2,420	2,347,649
4.95%, 01/15/33 (Call 10/15/32)(a)	6,889	6,790,590
6.45%, 10/15/32(a)	2,250	2,437,618
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)(a)	5,151	4,404,582
2.55%, 06/15/31 (Call 03/15/31)	5,653	4,713,044
3.40%, 06/15/29 (Call 03/15/29)	3,442	3,169,471
4.50%, 08/15/32 (Call 05/15/32)	6,907	6,484,073
5.75%, 09/15/33 (Call 06/15/33)(a)	4,530	4,614,961
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)(a)	2,816	2,323,657
2.40%, 12/15/31 (Call 09/15/31)	3,763	3,108,946
2.50%, 12/01/29 (Call 09/01/29)(a)	4,776	4,198,127
5.88%, 11/15/33 (Call 08/15/33)	2,540	2,658,977
Duke Energy Indiana LLC, 5.25%, 03/01/34 (Call 12/01/33)	1,600	1,595,840
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	2,470	2,075,383
5.25%, 04/01/33 (Call 01/01/33)(a)	1,985	1,986,559
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)(a)	3,530	2,853,656
3.40%, 04/01/32 (Call 01/01/32)(a)	2,610	2,308,699
3.45%, 03/15/29 (Call 12/15/28)	652	609,817
5.25%, 03/15/33 (Call 12/15/32)(a)	2,050	2,046,438
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(a)(b)	2,250	1,857,699
2.78%, 01/07/32 (Call 10/07/31)(a)(b)	2,279	1,847,791
Edison International, 6.95%, 11/15/29 (Call 09/15/29)	3,810	4,060,848

Security	Par (000)	Value

Electric (continued)
Electricite de France SA, 6.25%, 05/23/33 (Call 02/23/33)(a)(b)	$6,135	$6,409,038
Emera U.S. Finance LP, 2.64%, 06/15/31 (Call 03/15/31)	2,315	1,877,172
Enel Finance International NV
2.25%, 07/12/31 (Call 04/12/31)(b)	6,400	5,114,325
4.88%, 06/14/29(a)(b)	3,685	3,613,658
5.00%, 06/15/32 (Call 03/15/32)(a)(b)	5,639	5,380,609
7.50%, 10/14/32 (Call 07/14/32)(b)	7,340	8,167,211
Engie Energia Chile SA, 3.40%, 01/28/30 (Call 10/28/29)(b)	2,601	2,264,010
Entergy Arkansas LLC
5.15%, 01/15/33 (Call 10/15/32)(a)	2,160	2,163,044
5.30%, 09/15/33 (Call 06/15/33)(a)	980	982,701
Entergy Corp.
2.40%, 06/15/31 (Call 03/05/31)(a)	3,758	3,095,408
2.80%, 06/15/30 (Call 03/15/30)(a)	3,600	3,113,203
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)(a)	1,966	1,557,803
2.35%, 06/15/32 (Call 03/15/32)(a)	3,160	2,560,040
3.05%, 06/01/31 (Call 03/01/31)(a)	1,860	1,609,749
4.00%, 03/15/33 (Call 12/15/32)(a)	4,440	4,042,742
Entergy Mississippi LLC, 5.00%, 09/01/33 (Call 06/01/33)(a)	1,230	1,206,341
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)(a)	3,433	2,750,570
4.00%, 03/30/29 (Call 12/30/28)	1,618	1,545,893
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)(a)	5,377	4,763,829
Evergy Kansas Central Inc., 5.90%, 11/15/33 (Call 08/15/33)	2,425	2,522,110
Evergy Metro Inc.
4.95%, 04/15/33 (Call 01/15/33)(a)	1,810	1,769,711
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)(a)	2,487	2,100,256
Evergy Missouri West Inc., 3.75%, 03/15/32 (Call 12/15/31)(a)(b)	1,497	1,316,955
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)(a)	2,010	1,658,019
3.38%, 03/01/32 (Call 12/01/31)	3,875	3,329,194
5.13%, 05/15/33 (Call 02/15/33)	5,045	4,873,084
5.50%, 01/01/34 (Call 10/01/33)	4,205	4,161,982
Series O, 4.25%, 04/01/29 (Call 01/01/29)	1,575	1,501,679
Series R, 1.65%, 08/15/30 (Call 05/15/30)(a)	3,503	2,789,009
Exelon Corp.
3.35%, 03/15/32 (Call 12/15/31)(a)	3,692	3,218,600
4.05%, 04/15/30 (Call 01/15/30)	7,894	7,403,535
5.30%, 03/15/33 (Call 12/15/32)(a)	5,753	5,695,931
5.45%, 03/15/34 (Call 12/15/33)	1,655	1,646,950
7.60%, 04/01/32(a)	2,345	2,653,724
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	8,007	6,680,037
4.63%, 05/15/30 (Call 03/15/30)	3,087	3,039,425
4.80%, 05/15/33 (Call 02/15/33)	3,700	3,615,564
5.10%, 04/01/33 (Call 01/01/33)	4,368	4,349,381
5.95%, 10/01/33(a)	210	218,559
Georgia Power Co.
4.70%, 05/15/32 (Call 02/15/32)(a)	4,148	4,008,884
4.95%, 05/17/33 (Call 11/17/32)(a)	5,485	5,370,247
5.25%, 03/15/34 (Call 09/15/33)	2,700	2,687,804
Series B, 2.65%, 09/15/29 (Call 06/15/29)(a)	4,148	3,668,509

S C H E D U L E O F I N V E S T M E N T S	195

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Indianapolis Power & Light Co., 5.65%, 12/01/32 (Call 09/01/32)(a)(b)	$1,500	$1,525,675
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	1,721	1,450,531
3.60%, 04/01/29 (Call 01/01/29)(a)	1,860	1,728,062
5.70%, 10/15/33 (Call 07/15/33)	1,745	1,775,035
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	2,986	2,749,174
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	4,210	3,674,423
5.40%, 06/01/33 (Call 03/01/33)(b)	3,245	3,205,128
Jersey Central Power & Light Co., 2.75%, 03/01/32 (Call 12/01/31)(a)(b)	2,979	2,462,604
Kentucky Power Co., 7.00%, 11/15/33 (Call 08/15/33)(a)(b)	2,415	2,548,132
Kentucky Utilities Co., 5.45%, 04/15/33 (Call 01/15/33)(a)	2,090	2,110,058
Liberty Utilities Co., 5.87%, 01/31/34 (Call 10/31/33)(a)(b)	1,775	1,783,139
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(a)(b)	5,031	3,992,358
Louisville Gas & Electric Co., 5.45%, 04/15/33 (Call 01/15/33)	2,645	2,670,708
Massachusetts Electric Co., 1.73%, 11/24/30 (Call 08/24/30)(a)(b)	2,085	1,638,893
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)	609	574,578
5.35%, 01/15/34 (Call 10/15/33)	1,875	1,911,394
6.75%, 12/30/31(a)	1,075	1,206,696
Minejesa Capital BV, 4.63%, 08/10/30(b)	4,965	4,688,747
Monongahela Power Co., 5.85%, 02/15/34 (Call 11/15/33)(b)	1,618	1,648,053
Narragansett Electric Co. (The), 3.40%, 04/09/30 (Call 01/09/30)(b)	4,319	3,918,031
National Grid PLC
5.42%, 01/11/34 (Call 10/11/33)	3,505	3,419,275
5.81%, 06/12/33 (Call 03/12/33)	5,979	6,041,228
National Grid USA, 8.00%, 11/15/30	340	379,900
National Rural Utilities Cooperative
Finance Corp.
1.35%, 03/15/31 (Call 12/15/30)	2,563	1,991,919
1.65%, 06/15/31 (Call 03/15/31)(a)	2,280	1,807,543
2.40%, 03/15/30 (Call 12/15/29)	3,222	2,779,158
2.75%, 04/15/32 (Call 01/15/32)	2,595	2,179,859
3.70%, 03/15/29 (Call 12/15/28)	2,588	2,432,466
4.02%, 11/01/32 (Call 05/01/32)(a)	2,260	2,074,610
4.15%, 12/15/32 (Call 09/15/32)	2,345	2,160,700
5.00%, 02/07/31 (Call 12/07/30)(a)	2,595	2,558,103
5.80%, 01/15/33 (Call 07/15/32)	3,785	3,914,654
Series C, 8.00%, 03/01/32	3,885	4,490,008
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)(a)	1,671	1,578,199
Series DD, 2.40%, 05/01/30 (Call 02/01/30)(a)	2,401	2,042,300
New York State Electric & Gas Corp.
2.15%, 10/01/31 (Call 07/01/31)(a)(b)	3,180	2,520,289
5.85%, 08/15/33 (Call 05/15/33)(b)	1,115	1,144,314
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)(a)	12,112	10,185,491
2.44%, 01/15/32 (Call 10/15/31)	5,698	4,627,691

Security	Par (000)	Value

Electric (continued)
2.75%, 11/01/29 (Call 08/01/29)	$6,414	$5,650,950
3.50%, 04/01/29 (Call 01/01/29)	2,845	2,632,866
5.00%, 02/28/30 (Call 12/28/29)(a)	3,647	3,617,480
5.00%, 07/15/32 (Call 04/15/32)	5,850	5,697,685
5.05%, 02/28/33 (Call 11/28/32)(a)	6,350	6,195,578
5.25%, 03/15/34 (Call 12/15/33)	4,925	4,830,659
5.65%, 05/01/79 (Call 05/01/29), (3-mo. LIBOR US + 3.156%)(a)(c)	2,776	2,662,754
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(a)(b)	6,259	5,115,116
2.76%, 01/10/32 (Call 10/10/31)(a)(b)	1,205	990,329
5.29%, 01/17/34 (Call 10/17/33)(b)	3,035	2,961,074
Northern States Power Co./MN, 2.25%, 04/01/31 (Call 10/01/30)	3,890	3,258,917
NRG Energy Inc.
4.45%, 06/15/29 (Call 03/15/29)(b)	2,926	2,719,439
7.00%, 03/15/33 (Call 12/15/32)(a)(b)	4,510	4,695,562
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)(a)	1,804	1,440,261
3.25%, 05/15/29 (Call 02/15/29)(a)	3,805	3,542,632
3.95%, 04/01/30 (Call 01/01/30)(a)	2,358	2,210,106
Oglethorpe Power Corp., 6.19%, 01/01/31(b)	127	126,148
Ohio Edison Co., 5.50%, 01/15/33 (Call 10/15/32)(a)(b)	1,555	1,533,918
Ohio Power Co.
5.00%, 06/01/33 (Call 03/01/33)(a)	1,319	1,294,942
Series D, 6.60%, 03/01/33	2,390	2,558,846
Series G, 6.60%, 02/15/33	325	351,779
Series P, 2.60%, 04/01/30 (Call 01/01/30)(a)	1,900	1,645,230
Series Q, 1.63%, 01/15/31 (Call 10/15/30)(a)	2,410	1,922,565
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)(a)	1,965	1,762,412
3.30%, 03/15/30 (Call 09/15/29)(a)	1,889	1,700,317
5.40%, 01/15/33 (Call 07/15/32)(a)	2,565	2,610,441
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)	3,754	3,301,127
4.15%, 06/01/32 (Call 03/01/32)(a)	3,075	2,877,510
4.55%, 09/15/32 (Call 06/15/32)	3,614	3,471,765
5.65%, 11/15/33 (Call 08/15/33)(a)	4,320	4,462,698
7.00%, 05/01/32(a)	2,540	2,827,416
7.25%, 01/15/33(a)	1,525	1,733,308
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)(a)	11,350	9,301,029
3.25%, 06/01/31 (Call 03/01/31)(a)	6,204	5,322,990
4.20%, 03/01/29 (Call 01/01/29)	495	466,674
4.40%, 03/01/32 (Call 12/01/31)	2,755	2,504,282
4.55%, 07/01/30 (Call 01/01/30)	17,417	16,346,455
5.80%, 05/15/34 (Call 02/15/34)(a)	3,750	3,746,057
5.90%, 06/15/32 (Call 03/15/32)(a)	3,556	3,575,679
6.10%, 01/15/29 (Call 12/15/28)	2,065	2,113,865
6.15%, 01/15/33 (Call 10/15/32)(a)	4,628	4,734,164
6.40%, 06/15/33 (Call 03/15/33)(a)	6,880	7,153,208
6.95%, 03/15/34 (Call 12/15/33)(a)	4,408	4,763,913
PacifiCorp.
2.70%, 09/15/30 (Call 06/15/30)	2,512	2,156,356
3.50%, 06/15/29 (Call 03/15/29)(a)	1,631	1,502,233
5.30%, 02/15/31 (Call 12/15/30)(a)	4,065	4,021,383
5.45%, 02/15/34 (Call 11/15/33)	3,425	3,375,385
7.70%, 11/15/31(a)	970	1,111,608
PECO Energy Co., 4.90%, 06/15/33 (Call 03/15/33)(a)	3,235	3,207,519

196	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Pennsylvania Electric Co., 3.60%, 06/01/29 (Call 03/01/29)(a)(b)	$1,830	$1,689,702
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(a)(b)	3,553	3,056,312
3.38%, 02/05/30(a)(b)	3,645	3,234,937
3.88%, 07/17/29(b)	3,982	3,666,325
Potomac Electric Power Co., 5.20%, 03/15/34 (Call 12/15/33)	1,825	1,815,593
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)(a)	1,290	1,201,831
PPL Electric Utilities Corp.
4.85%, 02/15/34 (Call 11/15/33)	2,255	2,195,845
5.00%, 05/15/33 (Call 02/15/33)	4,838	4,807,807
Progress Energy Inc.
7.00%, 10/30/31(a)	2,390	2,635,826
7.75%, 03/01/31	3,737	4,226,346
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	3,796	3,055,202
4.10%, 06/01/32 (Call 03/01/32)(a)	1,520	1,409,562
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	1,682	1,367,984
Public Service Co. of New Hampshire
5.35%, 10/01/33 (Call 07/01/33)	1,830	1,851,318
Series V, 2.20%, 06/15/31 (Call 03/15/31)	1,400	1,156,043
Public Service Co. of Oklahoma
5.25%, 01/15/33 (Call 10/15/32)	3,680	3,649,621
Series J, 2.20%, 08/15/31 (Call 05/15/31)	2,765	2,250,367
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)	2,593	2,087,510
2.45%, 01/15/30 (Call 10/15/29)	1,948	1,694,104
3.10%, 03/15/32 (Call 12/15/31)	2,260	1,971,765
3.20%, 05/15/29 (Call 02/15/29)	2,246	2,070,828
4.65%, 03/15/33 (Call 12/15/32)(a)	2,790	2,700,413
4.90%, 12/15/32 (Call 09/15/32)	2,330	2,301,759
5.20%, 08/01/33 (Call 05/01/33)(a)	1,195	1,207,421
5.20%, 03/01/34 (Call 12/01/33)	2,700	2,700,618
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)(a)	3,275	2,632,177
2.45%, 11/15/31 (Call 08/15/31)	4,385	3,569,786
6.13%, 10/15/33 (Call 07/15/33)(a)	2,391	2,491,847
Puget Energy Inc.
4.10%, 06/15/30 (Call 03/15/30)(a)	2,777	2,514,076
4.22%, 03/15/32 (Call 12/15/31)	2,585	2,312,608
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	5,091	4,144,543
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)(a)	3,113	2,692,532
Sempra
3.70%, 04/01/29 (Call 02/01/29)	2,490	2,317,040
5.50%, 08/01/33 (Call 05/01/33)	3,730	3,706,981
Sociedad de Transmision Austral SA, 4.00%, 01/27/32 (Call 10/27/31)(a)(b)	1,895	1,662,863
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	3,511	2,964,247
2.75%, 02/01/32 (Call 11/01/31)	2,385	2,005,488
2.85%, 08/01/29 (Call 05/01/29)(a)	3,217	2,878,186
5.20%, 06/01/34 (Call 03/01/34)	2,725	2,665,426
5.95%, 11/01/32 (Call 08/01/32)(a)	4,430	4,619,195
6.00%, 01/15/34	195	203,557
6.65%, 04/01/29	2	2,100
Series A, 4.20%, 03/01/29 (Call 12/01/28)	2,866	2,760,110

Security	Par (000)	Value

Electric (continued)
Series G, 2.50%, 06/01/31 (Call 03/01/31)	$3,231	$2,712,762
Southern Co. (The)
5.20%, 06/15/33 (Call 12/15/32)(a)	4,585	4,513,353
5.70%, 10/15/32 (Call 04/15/32)	3,040	3,112,441
5.70%, 03/15/34 (Call 09/15/33)	2,025	2,062,837
Series A, 3.70%, 04/30/30 (Call 01/30/30)(a)	5,781	5,329,578
Southwestern Electric Power Co., 5.30%, 04/01/33 (Call 01/01/33)(a)	2,630	2,594,664
Tampa Electric Co., 2.40%, 03/15/31 (Call 12/15/30)(a)	2,346	1,945,279
Three Gorges Finance I Cayman Islands Ltd., 2.15%, 09/22/30 (Call 06/22/30)(b)	85	72,521
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	3,149	2,527,953
3.25%, 05/15/32 (Call 02/15/32)(a)	1,306	1,130,664
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)(a)	3,045	2,449,817
2.95%, 03/15/30 (Call 12/15/29)	1,559	1,381,636
3.50%, 03/15/29 (Call 12/15/28)	2,163	2,017,097
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)(a)	2,838	2,339,235
2.40%, 03/30/32 (Call 12/30/31)(a)	3,305	2,727,915
5.00%, 04/01/33 (Call 01/01/33)	5,070	4,968,051
5.00%, 01/15/34 (Call 10/15/33)(a)	2,500	2,430,187
5.30%, 08/15/33 (Call 05/15/33)(a)	2,945	2,942,907
Series A, 2.88%, 07/15/29 (Call 04/15/29)(a)	2,988	2,703,762
Vistra Operations Co. LLC
4.30%, 07/15/29 (Call 04/15/29)(b)	4,585	4,273,366
6.95%, 10/15/33 (Call 07/15/33)(b)	4,145	4,318,655
WEC Energy Group Inc., 1.80%, 10/15/30 (Call 07/15/30)	2,829	2,289,043
Wisconsin Electric Power Co.
4.75%, 09/30/32 (Call 06/30/32)(a)	4,275	4,192,040
5.63%, 05/15/33(a)	545	571,030
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)(a)	2,645	2,101,208
3.00%, 07/01/29 (Call 04/01/29)(a)	1,413	1,289,201
3.95%, 09/01/32 (Call 06/01/32)(a)	3,702	3,415,461
4.95%, 04/01/33 (Call 01/01/33)	2,816	2,737,013
Xcel Energy Inc.
2.35%, 11/15/31 (Call 05/15/31)(a)	1,770	1,419,756
2.60%, 12/01/29 (Call 06/01/29)(a)	3,005	2,615,297
3.40%, 06/01/30 (Call 12/01/29)(a)	3,583	3,196,282
4.60%, 06/01/32 (Call 12/01/31)(a)	3,395	3,165,659
5.45%, 08/15/33 (Call 02/15/33)	3,810	3,772,308
5.50%, 03/15/34 (Call 09/15/33)	4,025	3,956,173

		938,625,626

Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	3,226	2,643,824
Emerson Electric Co.
1.95%, 10/15/30 (Call 07/15/30)	3,035	2,546,563
2.20%, 12/21/31 (Call 09/21/31)	6,184	5,130,651
6.00%, 08/15/32(a)	55	57,810

		10,378,848

Electronics — 0.7%
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	2,424	2,212,811
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32 (Call 04/01/32)	3,433	3,430,214

S C H E D U L E O F I N V E S T M E N T S	197

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	$4,315	$3,540,551
2.80%, 02/15/30 (Call 11/15/29)(a)	5,649	5,032,499
4.35%, 06/01/29 (Call 03/01/29)	2,879	2,798,732
Arrow Electronics Inc., 2.95%, 02/15/32 (Call 11/15/31)(a)	3,068	2,563,846
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	2,206	1,822,668
5.50%, 06/01/32 (Call 03/01/32)	2,100	2,014,557
Flex Ltd.
4.88%, 06/15/29 (Call 03/15/29)	3,789	3,685,077
4.88%, 05/12/30 (Call 02/12/30)	4,011	3,866,865
Honeywell International Inc.
1.75%, 09/01/31 (Call 06/01/31)(a)	8,451	6,795,791
1.95%, 06/01/30 (Call 03/01/30)	6,452	5,454,756
2.70%, 08/15/29 (Call 05/15/29)(a)	4,391	3,949,983
4.50%, 01/15/34 (Call 10/15/33)	635	610,726
4.88%, 09/01/29 (Call 08/01/29)	1,875	1,876,067
4.95%, 09/01/31 (Call 07/01/31)	3,750	3,742,712
5.00%, 02/15/33 (Call 11/15/32)(a)	6,207	6,218,055
Hubbell Inc., 2.30%, 03/15/31 (Call 12/15/30)(a)	1,746	1,441,094
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)(a)	3,645	3,113,457
3.60%, 01/15/30 (Call 10/15/29)(a)	3,098	2,790,583
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)	3,272	2,910,214
TD SYNNEX Corp., 2.65%, 08/09/31 (Call 05/09/31)(a)	2,956	2,345,156
Trimble Inc., 6.10%, 03/15/33 (Call 12/15/32)(a)	5,048	5,275,168
Tyco Electronics Group SA, 2.50%, 02/04/32 (Call 12/04/31)(a)	3,026	2,560,184
Vontier Corp., 2.95%, 04/01/31 (Call 01/01/31)	3,505	2,883,697

		82,935,463

Engineering & Construction — 0.1%
Jacobs Engineering Group Inc., 5.90%, 03/01/33 (Call 12/01/32)(a)	1,965	1,964,226
Sitios Latinoamerica SAB de CV, 5.38%, 04/04/32 (Call 01/04/32)(a)(b)	5,685	5,241,710
Ste Transcore Holdings Inc., 3.75%, 05/05/32 (Call 11/05/31)(a)(b)	2,140	1,944,982
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31 (Call 08/12/30)(b)	545	451,413
Vinci SA, 3.75%, 04/10/29 (Call 01/10/29)(a)(b)	5,583	5,312,317

		14,914,648

Entertainment — 0.3%
Genm Capital Labuan Ltd., 3.88%, 04/19/31 (Call 01/19/31)(a)(b)	2,635	2,281,905
Warnermedia Holdings Inc.
4.05%, 03/15/29 (Call 01/15/29)	5,845	5,414,038
4.28%, 03/15/32 (Call 12/15/31)(a)	28,743	25,356,702

		33,052,645

Environmental Control — 0.5%
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)(a)	4,062	3,205,827
1.75%, 02/15/32 (Call 11/15/31)	3,594	2,820,202
2.30%, 03/01/30 (Call 12/01/29)	3,848	3,303,836
2.38%, 03/15/33 (Call 12/15/32)(a)	3,835	3,072,382
4.88%, 04/01/29 (Call 03/01/29)(a)	1,080	1,075,870
5.00%, 12/15/33 (Call 09/15/33)	2,390	2,351,451

Security	Par (000)	Value

Environmental Control (continued)
Veralto Corp., 5.45%, 09/18/33 (Call 06/18/33)(b)	$5,253	$5,276,085
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	3,997	3,241,487
2.60%, 02/01/30 (Call 11/01/29)	3,733	3,285,213
3.20%, 06/01/32 (Call 03/01/32)	2,907	2,531,404
3.50%, 05/01/29 (Call 02/01/29)(a)	2,774	2,599,081
4.20%, 01/15/33 (Call 10/15/32)(a)	4,342	4,059,119
5.00%, 03/01/34 (Call 12/01/33)(a)	2,700	2,643,627
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)(a)	5,711	4,542,111
2.00%, 06/01/29 (Call 04/01/29)	2,840	2,457,445
4.15%, 04/15/32 (Call 01/15/32)(a)	5,580	5,257,616
4.63%, 02/15/30 (Call 12/15/29)(a)	4,375	4,303,394
4.63%, 02/15/33 (Call 11/15/32)	3,095	2,989,450
4.88%, 02/15/34 (Call 11/15/33)	10	9,798

		59,025,398

Food — 1.7%
Ahold Finance USA LLC, 6.88%, 05/01/29(a)	4,200	4,559,010
Bimbo Bakeries USA Inc., 6.40%, 01/15/34 (Call 10/15/33)(b)	2,000	2,138,200
Campbell Soup Co., 2.38%, 04/24/30 (Call 01/24/30)(a)	3,415	2,897,975
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(a)(b)	885	764,527
CK Hutchison International 21 Ltd., 2.50%, 04/15/31 (Call 01/15/31)(a)(b)	3,655	3,101,317
Conagra Brands Inc., 8.25%, 09/15/30(a)	2,950	3,387,953
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)(a)	3,150	2,633,555
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)(a)	3,778	3,098,995
2.88%, 04/15/30 (Call 01/15/30)(a)	4,870	4,303,880
4.95%, 03/29/33 (Call 12/29/32)(a)	6,300	6,184,820
Hershey Co. (The)
1.70%, 06/01/30 (Call 03/01/30)(a)	2,308	1,927,366
2.45%, 11/15/29 (Call 08/15/29)	1,757	1,556,158
4.50%, 05/04/33 (Call 02/04/33)(a)	1,710	1,672,387
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	6,018	4,990,947
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)	3,670	3,220,107
J M Smucker Co. (The), 6.20%, 11/15/33 (Call 08/15/33)(a)	4,855	5,131,567
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 05/15/32 (Call 02/15/32)	6,098	4,882,402
3.63%, 01/15/32 (Call 01/15/27)(a)	5,640	4,742,310
3.75%, 12/01/31 (Call 12/01/26)	3,232	2,748,284
5.50%, 01/15/30 (Call 01/15/25)	8,075	7,870,232
5.75%, 04/01/33 (Call 01/01/33)	11,805	11,448,703
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(a)	2,980	2,373,607
2.38%, 03/15/30 (Call 12/15/29)(a)	3,584	3,075,855
Kellanova
2.10%, 06/01/30 (Call 03/01/30)(a)	3,508	2,956,340
5.25%, 03/01/33 (Call 12/01/32)(a)	2,645	2,627,576
Series B, 7.45%, 04/01/31	4,363	4,884,286
Kraft Heinz Foods Co.
3.75%, 04/01/30 (Call 01/01/30)(a)	5,173	4,827,638
4.25%, 03/01/31 (Call 12/01/30)	2,474	2,350,727
6.75%, 03/15/32(a)	2,732	2,987,966

198	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(a)	$3,520	$2,807,375
2.20%, 05/01/30 (Call 02/01/30)(a)	2,597	2,187,794
7.50%, 04/01/31(a)	1,565	1,766,169
8.00%, 09/15/29(a)	2,874	3,263,425
Series B, 7.70%, 06/01/29	1,535	1,703,677
Mars Inc.
1.63%, 07/16/32 (Call 04/16/32)(a)(b)	2,800	2,152,807
3.20%, 04/01/30 (Call 01/01/30)(b)	4,332	3,926,806
4.65%, 04/20/31 (Call 02/20/31)(a)(b)	3,145	3,079,386
4.75%, 04/20/33 (Call 01/20/33)(a)(b)	6,065	5,906,428
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)	3,057	2,456,608
2.50%, 04/15/30 (Call 01/15/30)(a)	2,799	2,398,322
4.95%, 04/15/33 (Call 01/15/33)(a)	3,528	3,443,252
Mondelez International Inc.
1.50%, 02/04/31 (Call 11/04/30)	3,042	2,420,536
1.88%, 10/15/32 (Call 07/15/32)(a)	3,450	2,714,842
2.75%, 04/13/30 (Call 01/13/30)	4,366	3,859,029
3.00%, 03/17/32 (Call 12/17/31)	4,815	4,149,877
6.50%, 11/01/31(a)	1,075	1,147,481
Nestle Holdings Inc.
1.25%, 09/15/30 (Call 06/15/30)(a)(b)	6,060	4,875,509
1.88%, 09/14/31 (Call 06/14/31)(a)(b)	4,910	4,051,562
4.25%, 10/01/29 (Call 08/01/29)(a)(b)	2,898	2,828,261
4.30%, 10/01/32 (Call 07/01/32)(a)(b)	6,008	5,887,876
4.85%, 03/14/33 (Call 12/14/32)(a)(b)	4,763	4,775,148
4.95%, 03/14/30 (Call 01/14/30)(a)(b)	2,850	2,875,502
5.00%, 09/12/30 (Call 07/12/30)(a)(b)	2,540	2,583,007
5.00%, 09/12/33 (Call 06/12/33)(a)(b)	1,545	1,575,510
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(a)(b)	2,950	2,255,451
3.00%, 10/15/30 (Call 07/15/30)(b)	2,999	2,469,111
5.20%, 04/01/29 (Call 01/01/29)(b)	2,188	2,099,358
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	3,007	2,586,448
2.45%, 12/14/31 (Call 09/14/31)	2,672	2,208,514
5.95%, 04/01/30 (Call 01/01/30)	6,184	6,434,865
6.00%, 01/17/34 (Call 10/17/33)(a)	2,595	2,734,768
Tyson Foods Inc., 5.70%, 03/15/34 (Call 12/15/33)	2,700	2,696,508

		211,665,902

Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/30 (Call 10/29/29)(a)(b)	2,352	2,151,157
4.25%, 04/30/29 (Call 01/30/29)(b)	2,792	2,530,968
Georgia-Pacific LLC
2.30%, 04/30/30 (Call 01/30/30)(b)	6,028	5,139,075
7.75%, 11/15/29(a)	3,231	3,670,755
8.88%, 05/15/31(a)	1,091	1,338,402
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(a)(b)	2,970	2,510,006
3.85%, 01/13/30 (Call 10/13/29)(a)(b)	1,695	1,538,839
6.13%, 06/23/33 (Call 03/23/33)(a)(b)	735	742,100
Suzano Austria GmbH
3.13%, 01/15/32 (Call 10/15/31)(a)	6,160	5,058,670
3.75%, 01/15/31 (Call 10/15/30)(a)	7,164	6,268,012
5.00%, 01/15/30 (Call 10/15/29)(a)	5,765	5,490,515

		36,438,499

Security	Par (000)	Value

Gas — 0.7%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)(a)	$3,191	$2,541,100
2.63%, 09/15/29 (Call 06/15/29)(a)	2,631	2,341,809
5.45%, 10/15/32 (Call 07/15/32)(a)	1,290	1,322,769
5.90%, 11/15/33 (Call 08/15/33)(a)	2,474	2,601,570
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	2,923	2,563,437
3.76%, 03/16/32 (Call 12/16/31)(b)	2,385	2,085,181
Brooklyn Union Gas Co. (The)
3.87%, 03/04/29 (Call 12/04/28)(a)(b)	2,556	2,352,259
4.87%, 08/05/32 (Call 05/05/32)(b)	2,355	2,162,056
6.39%, 09/15/33 (Call 06/15/33)(a)(b)	2,533	2,584,797
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	2,530	2,055,337
4.40%, 07/01/32 (Call 04/01/32)(a)	2,940	2,782,327
5.40%, 03/01/33 (Call 12/01/32)(a)	3,513	3,543,152
East Ohio Gas Co. (The), 2.00%, 06/15/30 (Call 03/15/30)(b)	2,831	2,320,902
ENN Energy Holdings Ltd., 2.63%, 09/17/30 (Call 06/17/30)(b)	70	59,604
Grupo Energia Bogota SA ESP
4.88%, 05/15/30 (Call 02/15/30)(a)(b)	2,145	2,033,704
7.85%, 11/09/33 (Call 07/09/33)(b)	225	246,085
KeySpan Gas East Corp., 5.99%, 03/06/33 (Call 12/06/32)(b)	2,916	2,905,868
Korea Gas Corp., 2.88%, 07/16/29(a)(b)	2,890	2,600,061
Nakilat Inc., 6.07%, 12/31/33(b)	62	64,194
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)(a)	3,385	2,828,179
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)	4,139	3,287,408
2.95%, 09/01/29 (Call 06/01/29)	4,235	3,805,783
3.60%, 05/01/30 (Call 02/01/30)	5,549	5,077,818
5.40%, 06/30/33 (Call 03/30/33)(a)	2,175	2,174,995
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)(a)	1,400	1,166,167
4.25%, 09/01/32 (Call 06/01/32)(a)	740	699,620
5.10%, 04/01/29 (Call 03/01/29)(a)	445	446,465
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)(a)	1,974	1,650,899
3.50%, 06/01/29 (Call 03/01/29)(a)	3,034	2,794,028
5.40%, 06/15/33 (Call 03/15/33)(a)	2,160	2,164,560
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(a)(b)	2,595	2,262,383
Sempra Global, 3.25%, 01/15/32 (Call 10/15/31)(a)(b)	2,892	2,344,360
Southern California Gas Co.
5.20%, 06/01/33 (Call 03/01/33)	3,236	3,211,035
Series XX, 2.55%, 02/01/30 (Call 11/01/29)(a)	3,545	3,077,992
Southern Co. Gas Capital Corp.
5.15%, 09/15/32 (Call 03/15/32)(a)	3,025	3,003,109
5.75%, 09/15/33 (Call 03/15/33)	3,073	3,148,576
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	2,751	2,203,374
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	2,194	1,832,228
4.05%, 03/15/32 (Call 12/15/31)(a)	3,660	3,347,085
Spire Missouri Inc., 4.80%, 02/15/33 (Call 11/15/32)(a)	1,085	1,055,215

		90,747,491

S C H E D U L E O F I N V E S T M E N T S	199

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hand & Machine Tools — 0.2%
Kennametal Inc., 2.80%, 03/01/31 (Call 12/01/30)	$1,642	$1,374,459
Regal Rexnord Corp.
6.30%, 02/15/30 (Call 12/15/29)(b)	6,226	6,339,443
6.40%, 04/15/33 (Call 01/15/33)(a)(b)	5,640	5,790,275
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)(a)	4,734	3,975,843
3.00%, 05/15/32 (Call 02/15/32)(a)	3,004	2,538,185

		20,018,205

Health Care - Products — 1.3%
Abbott Laboratories, 1.40%, 06/30/30 (Call 03/30/30)(a)	4,105	3,386,253
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	3,211	2,691,505
2.30%, 03/12/31 (Call 12/12/30)	5,381	4,493,074
2.75%, 09/15/29 (Call 06/15/29)(a)	3,134	2,806,386
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)	4,674	4,012,604
3.00%, 09/23/29 (Call 06/23/29)(b)	5,571	4,997,162
5.38%, 12/06/32 (Call 09/06/32)(a)(b)	4,498	4,503,711
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)(a)	4,184	3,304,483
2.54%, 02/01/32 (Call 11/01/31)(a)	9,190	7,534,867
3.95%, 04/01/30 (Call 01/01/30)(a)	3,199	2,962,448
Boston Scientific Corp.
2.65%, 06/01/30 (Call 03/01/30)	7,289	6,371,521
4.00%, 03/01/29 (Call 12/01/28)(a)	650	620,893
Dentsply Sirona Inc., 3.25%, 06/01/30 (Call 03/01/30)	4,513	3,927,927
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	4,450	3,956,248
GE HealthCare Technologies Inc.
5.86%, 03/15/30 (Call 01/15/30)	7,240	7,483,974
5.91%, 11/22/32 (Call 08/22/32)(a)	10,218	10,619,180
HCA Inc., 3.63%, 03/15/32 (Call 12/15/31)	12,714	11,106,389
Medtronic Global Holdings SCA, 4.50%, 03/30/33 (Call 12/30/32)	6,253	6,018,887
Revvity Inc.
2.25%, 09/15/31 (Call 06/15/31)(a)	3,109	2,528,066
2.55%, 03/15/31 (Call 12/15/30)(a)	2,698	2,259,708
3.30%, 09/15/29 (Call 06/15/29)	4,925	4,433,732
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)(a)	6,220	5,093,330
Solventum Corp.
5.45%, 03/13/31 (Call 01/13/31)(b)	6,275	6,220,979
5.60%, 03/23/34 (Call 12/23/33)(a)(b)	6,275	6,235,436
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)	4,042	3,431,571
Stryker Corp., 1.95%, 06/15/30 (Call 03/15/30)	5,910	4,945,293
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)(a)	7,151	5,842,458
2.60%, 10/01/29 (Call 07/01/29)(a)	5,024	4,480,816
4.95%, 11/21/32 (Call 08/21/32)(a)	3,708	3,693,635
4.98%, 08/10/30 (Call 06/10/30)	4,730	4,733,349
5.09%, 08/10/33 (Call 05/10/33)(a)	4,710	4,737,510
5.20%, 01/31/34 (Call 10/31/33)(a)	2,855	2,887,239
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)(a)	4,708	3,947,857
3.55%, 03/20/30 (Call 12/20/29)(a)	1,958	1,773,220

		158,041,711

Security	Par (000)	Value

Health Care - Services — 2.4%
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)(a)	$1,640	$1,462,726
5.43%, 03/01/32 (Call 12/01/31)(a)	940	941,863
Advocate Health & Hospitals Corp., Series
2020, 2.21%, 06/15/30 (Call 03/15/30)(a)	295	245,014
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)	5,279	4,701,119
Banner Health
1.90%, 01/01/31 (Call 07/01/30)(a)	776	632,091
2.34%, 01/01/30 (Call 10/01/29)(a)	1,830	1,579,326
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	2,035	1,647,473
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)(a)	2,615	2,385,838
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	2,005	1,635,066
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)	1,275	1,063,833
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)	12,563	10,293,187
2.63%, 08/01/31 (Call 05/01/31)(a)	7,553	6,180,393
3.00%, 10/15/30 (Call 07/15/30)	12,533	10,707,819
3.38%, 02/15/30 (Call 02/15/25)(a)	11,336	10,000,023
4.63%, 12/15/29 (Call 12/15/24)(a)	18,574	17,581,220
CommonSpirit Health
2.78%, 10/01/30 (Call 04/01/30)	910	779,212
3.35%, 10/01/29 (Call 04/01/29)	3,963	3,603,516
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)	6,017	5,108,551
2.55%, 03/15/31 (Call 12/15/30)	6,309	5,348,433
2.88%, 09/15/29 (Call 06/15/29)	5,735	5,149,909
4.10%, 05/15/32 (Call 02/15/32)(a)	3,786	3,488,197
4.75%, 02/15/33 (Call 11/15/32)(a)	5,560	5,374,017
5.50%, 10/15/32 (Call 07/15/32)(a)	3,965	4,038,140
Fresenius Medical Care U.S. Finance III Inc.
2.38%, 02/16/31 (Call 11/16/30)(a)(b)	5,510	4,280,530
3.00%, 12/01/31 (Call 09/01/31)(a)(b)	3,130	2,487,251
3.75%, 06/15/29 (Call 03/15/29)(a)(b)	2,776	2,466,462
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)(a)	4,778	3,888,432
3.38%, 03/15/29 (Call 01/15/29)(a)	2,740	2,498,952
3.50%, 09/01/30 (Call 03/01/30)	15,329	13,696,376
4.13%, 06/15/29 (Call 03/15/29)	11,158	10,505,922
5.45%, 04/01/31 (Call 02/01/31)(a)	1,545	1,537,694
5.50%, 06/01/33 (Call 03/01/33)(a)	7,625	7,579,817
5.60%, 04/01/34 (Call 01/01/34)(a)	3,450	3,434,830
7.50%, 11/06/33(a)	680	756,814
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/30 (Call 03/01/30)(b)	4,779	4,001,266
Highmark Inc., 2.55%, 05/10/31 (Call 02/10/31)(a)(b)	2,909	2,282,760
Humana Inc.
2.15%, 02/03/32 (Call 11/03/31)	4,936	3,912,892
3.13%, 08/15/29 (Call 05/15/29)(a)	3,341	3,024,247
3.70%, 03/23/29 (Call 02/23/29)	663	620,052
4.88%, 04/01/30 (Call 01/01/30)(a)	4,339	4,269,387
5.88%, 03/01/33 (Call 12/01/32)(a)	4,761	4,893,847
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)(a)	3,145	2,690,550
2.95%, 12/01/29 (Call 09/01/29)(a)	3,995	3,560,590

200	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)(a)	$1,660	$1,367,883
Piedmont Healthcare Inc., 2.04%, 01/01/32 (Call 07/01/31)	1,380	1,113,537
Providence St Joseph Health Obligated Group
5.40%, 10/01/33 (Call 04/01/33)(a)	438	436,440
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)(a)	3,622	3,150,789
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	2,583	2,208,579
2.95%, 06/30/30 (Call 03/30/30)	5,382	4,744,715
4.20%, 06/30/29 (Call 03/30/29)(a)	3,025	2,907,829
6.40%, 11/30/33 (Call 08/30/33)(a)	4,545	4,855,092
Roche Holdings Inc.
2.08%, 12/13/31 (Call 09/13/31)(a)(b)	11,914	9,752,363
5.49%, 11/13/30 (Call 09/13/30)(a)(b)	7,923	8,161,273
5.59%, 11/13/33 (Call 08/13/33)(b)	8,350	8,728,184
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)(a)	1,582	1,505,053
Stanford Health Care, Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	720	650,503
Sutter Health
5.16%, 08/15/33 (Call 02/15/33)	150	151,027
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	3,385	2,889,624
UnitedHealth Group Inc.
2.00%, 05/15/30(a)	7,766	6,533,657
2.30%, 05/15/31 (Call 02/15/31)	9,070	7,604,391
2.88%, 08/15/29(a)	6,054	5,492,343
4.00%, 05/15/29 (Call 03/15/29)(a)	5,636	5,421,289
4.20%, 05/15/32 (Call 02/15/32)	8,905	8,391,769
4.50%, 04/15/33 (Call 01/15/33)(a)	8,844	8,487,113
5.30%, 02/15/30 (Call 12/15/29)	5,958	6,072,445
5.35%, 02/15/33 (Call 11/15/32)(a)	11,469	11,701,789
Universal Health Services Inc.
2.65%, 10/15/30 (Call 07/15/30)	4,714	3,935,606
2.65%, 01/15/32 (Call 10/15/31)(a)	3,032	2,464,821
UPMC, 5.04%, 05/15/33 (Call 02/15/33)	435	429,472

		305,493,223

Holding Companies - Diversified — 0.1%
Ares Capital Corp., 3.20%, 11/15/31 (Call 08/15/31)(a)	4,694	3,820,706
Blackstone Private Credit Fund, 6.25%, 01/25/31 (Call 11/25/30)(b)	1,350	1,338,214
Blue Owl Credit Income Corp., 6.65%, 03/15/31 (Call 01/15/31)(b)	1,785	1,727,744
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29 (Call 06/06/29)(a)(b)	4,207	3,738,162
CK Hutchison International 19 Ltd., 3.63%, 04/11/29 (Call 01/11/29)(a)(b)	3,448	3,228,529
Golub Capital BDC Inc., 6.00%, 07/15/29 (Call 06/15/29)(a)	30	29,121
JAB Holdings BV, 2.20%, 11/23/30 (Call 08/23/30)(a)(b)	953	754,075

		14,636,551

Home Builders — 0.1%
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)(a)	2,194	1,853,515
3.85%, 01/15/30 (Call 07/15/29)(a)	1,647	1,518,323
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	5,679	5,001,797

Security	Par (000)	Value

Home Builders (continued)
PulteGroup Inc.
6.38%, 05/15/33	$2,960	$3,121,381
7.88%, 06/15/32(a)	2,525	2,918,999
Toll Brothers Finance Corp., 3.80%, 11/01/29 (Call 08/01/29)(a)	2,213	2,034,528

		16,448,543

Home Furnishings — 0.1%
Panasonic Holdings Corp., 3.11%, 07/19/29 (Call 04/19/29)(a)(b)	2,270	2,063,143
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	1,805	1,484,962
4.70%, 05/14/32 (Call 02/14/32)(a)	1,840	1,736,824
5.50%, 03/01/33 (Call 12/01/32)(a)	2,290	2,270,572
5.75%, 03/01/34 (Call 12/01/33)(a)	1,625	1,612,840

		9,168,341

Household Products & Wares — 0.3%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)(a)	2,659	2,158,287
2.65%, 04/30/30 (Call 02/01/30)(a)	3,118	2,705,336
5.75%, 03/15/33 (Call 12/15/32)	2,310	2,397,333
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)(a)	2,323	1,916,824
5.60%, 11/15/32 (Call 08/15/32)	3,066	3,180,579
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)(a)	3,352	2,768,138
4.40%, 05/01/29 (Call 03/01/29)(a)	2,525	2,461,611
4.60%, 05/01/32 (Call 02/01/32)(a)	4,090	3,968,221
Kimberly-Clark Corp.
2.00%, 11/02/31 (Call 08/02/31)(a)	3,567	2,937,967
3.10%, 03/26/30 (Call 12/26/29)(a)	4,587	4,177,366
3.20%, 04/25/29 (Call 01/25/29)(a)	3,862	3,588,526
4.50%, 02/16/33 (Call 11/16/32)(a)	2,200	2,151,299
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31 (Call 04/01/31)(a)(b)	1,940	1,634,093
SC Johnson & Son Inc., 5.75%, 02/15/33(a)(b)	55	55,340

		36,100,920

Insurance — 4.5%
Accident Fund Insurance Co. of America, 8.50%, 08/01/32 (Call 05/01/32)(b)	80	79,100
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)(a)	6,436	5,965,775
AIA Group Ltd.
3.38%, 04/07/30 (Call 01/07/30)(b)	6,377	5,828,536
3.60%, 04/09/29 (Call 01/09/29)(b)	5,469	5,132,021
4.95%, 04/04/33 (Call 01/04/33)(b)	3,913	3,904,451
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	5,115	5,563,176
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	3,352	3,115,861
Allianz SE, 6.35%, 09/06/53 (Call 03/06/33), (5-year CMT + 3.232%)(b)(c)	2,125	2,216,324
Allstate Corp. (The)
1.45%, 12/15/30 (Call 09/15/30)	3,778	2,983,139
5.25%, 03/30/33 (Call 12/30/32)(a)	5,867	5,844,698
5.35%, 06/01/33(a)	120	120,200
American Financial Group Inc./OH, 5.25%, 04/02/30 (Call 01/02/30)(a)	1,468	1,450,414
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)(a)	2,592	2,337,151
5.13%, 03/27/33 (Call 12/27/32)(a)	5,246	5,174,512

S C H E D U L E O F I N V E S T M E N T S	201

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
American National Group LLC, 6.14%, 06/13/32 (Call 03/13/32)(a)(b)	$190	$178,747
Americo Life Inc., 3.45%, 04/15/31 (Call 01/15/31)(a)(b)	2,454	1,903,213
AmFam Holdings Inc., 2.81%, 03/11/31 (Call 12/11/30)(a)(b)	3,258	2,463,324
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	6,672	5,800,427
3.75%, 05/02/29 (Call 02/02/29)(a)	4,532	4,252,267
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	2,823	2,266,617
2.60%, 12/02/31 (Call 09/02/31)	3,145	2,614,417
5.00%, 09/12/32 (Call 06/12/32)	3,522	3,440,135
5.35%, 02/28/33 (Call 11/28/32)(a)	4,713	4,700,658
Aon North America Inc.
5.30%, 03/01/31 (Call 01/01/31)	5,375	5,366,771
5.45%, 03/01/34 (Call 12/01/33)	5,375	5,378,403
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)(a)	2,649	2,138,313
5.45%, 07/15/34 (Call 04/15/34)(a)	385	383,589
5.50%, 03/02/33 (Call 12/02/32)(a)	1,704	1,702,044
6.50%, 02/15/34 (Call 11/15/33)	1,040	1,111,241
Ascot Group Ltd., 4.25%, 12/15/30 (Call 12/15/25)(a)(b)	650	527,109
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)(a)	2,250	1,827,117
3.70%, 02/22/30 (Call 11/22/29)	2,472	2,206,248
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)(a)	3,572	3,123,246
Athene Global Funding
2.55%, 11/19/30(b)	4,428	3,625,883
2.65%, 10/04/31(a)(b)	2,900	2,337,647
2.67%, 06/07/31(b)	3,284	2,669,065
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	3,249	2,823,955
5.88%, 01/15/34 (Call 10/15/33)(a)	3,965	3,933,422
6.15%, 04/03/30 (Call 01/03/30)(a)	3,474	3,574,439
6.65%, 02/01/33 (Call 11/01/32)(a)	2,658	2,781,759
AXA SA, 8.60%, 12/15/30	5,155	6,105,266
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)(a)	2,216	2,083,895
4.90%, 01/15/40 (Call 01/15/30), (5-year CMT + 3.186%)(c)	2,089	1,827,300
Belrose Funding Trust, 2.33%, 08/15/30 (Call 05/15/30)(a)(b)	2,644	2,075,145
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	4,815	3,928,490
1.85%, 03/12/30 (Call 12/12/29)	3,131	2,663,339
2.88%, 03/15/32 (Call 12/15/31)(a)	6,608	5,775,597
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)(a)	3,408	3,391,554
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)(a)	4,928	4,034,604
4.20%, 03/17/32 (Call 12/17/31)(a)	3,890	3,531,410
4.50%, 03/15/29 (Call 12/15/28)(a)	1,822	1,763,375
Chubb INA Holdings Inc., 1.38%, 09/15/30 (Call 06/15/30)(a)	6,878	5,567,482
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)(a)	3,225	2,663,897
3.90%, 05/01/29 (Call 02/01/29)	3,298	3,094,887
5.13%, 02/15/34 (Call 11/15/33)	1,345	1,300,480

Security	Par (000)	Value

Insurance (continued)
5.50%, 06/15/33 (Call 03/15/33)(a)	$1,265	$1,275,730
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)(a)	3,300	3,204,434
Corebridge Financial Inc.
3.85%, 04/05/29 (Call 02/05/29)	5,783	5,362,871
3.90%, 04/05/32 (Call 01/05/32)	8,190	7,208,026
5.75%, 01/15/34 (Call 10/15/33)	4,295	4,282,105
6.05%, 09/15/33 (Call 06/15/33)(a)(b)	3,250	3,318,021
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32 (Call 10/18/31)(b)	1,090	850,839
Empower Finance 2020 LP, 1.78%, 03/17/31 (Call 12/17/30)(b)	2,762	2,183,098
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	3,333	2,715,705
4.95%, 06/01/29 (Call 03/01/29)(a)	3,309	3,218,728
Equitable Financial Life Global Funding, 1.75%, 11/15/30(b)	1,587	1,261,822
Equitable Holdings Inc., 5.59%, 01/11/33 (Call 10/11/32)(a)	3,260	3,285,987
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)(a)	3,610	3,129,513
4.63%, 04/29/30 (Call 01/29/30)	4,331	4,085,552
5.63%, 08/16/32 (Call 05/16/32)	4,641	4,564,432
6.00%, 12/07/33 (Call 09/07/33)(b)	3,115	3,129,411
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33), (3-mo. LIBOR US + 3.744%)(b)(c)	320	294,029
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	4,123	3,350,143
3.40%, 06/15/30 (Call 03/15/30)(a)	4,161	3,671,741
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)(a)	4,040	3,166,996
4.00%, 05/15/30 (Call 02/15/30)	2,782	2,471,141
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(a)(b)	8,948	7,756,344
Five Corners Funding Trust III, 5.79%, 02/15/33 (Call 11/15/32)(a)(b)	4,705	4,831,405
GA Global Funding Trust, 2.90%, 01/06/32(a)(b)	3,270	2,637,077
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(a)(b)	4,088	3,302,177
4.40%, 10/15/29 (Call 07/15/29)(a)(b)	3,468	3,170,637
7.95%, 06/15/33 (Call 03/15/33)(a)(b)	3,942	4,312,229
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)(a)	2,381	1,965,261
4.80%, 06/15/32 (Call 03/15/32)(a)	2,415	2,324,209
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30 (Call 06/01/30)(a)	2,064	1,712,955
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)(a)	3,847	3,438,249
Intact Financial Corp., 5.46%, 09/22/32 (Call 06/22/32)(b)	3,660	3,638,215
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)(a)	2,925	2,418,296
5.67%, 06/08/32 (Call 03/08/32)(a)	1,990	1,983,271
Jackson National Life Global Funding, 3.05%, 06/21/29(b)	2,011	1,715,019
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)(a)	2,633	2,064,464
3.80%, 02/23/32 (Call 11/23/31)	2,545	2,133,980
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(a)	2,944	2,574,846

202	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.40%, 01/15/31 (Call 10/15/30)(a)	$2,903	$2,540,372
3.40%, 03/01/32 (Call 12/01/31)(a)	1,045	886,618
Loews Corp., 3.20%, 05/15/30 (Call 02/15/30)	3,272	2,954,532
Manulife Financial Corp., 3.70%, 03/16/32 (Call 12/16/31)(a)	4,900	4,463,130
Markel Group Inc., 3.35%, 09/17/29 (Call 06/17/29)(a)	2,574	2,318,495
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(a)	5,048	4,261,725
2.38%, 12/15/31 (Call 09/15/31)(a)	2,729	2,267,284
4.38%, 03/15/29 (Call 12/15/28)(a)	8,282	8,091,181
5.15%, 03/15/34 (Call 12/15/33)	1,875	1,868,231
5.40%, 09/15/33 (Call 06/15/33)(a)	3,720	3,784,320
5.75%, 11/01/32 (Call 08/01/32)	3,425	3,559,356
5.88%, 08/01/33	725	763,224
MassMutual Global Funding II
1.55%, 10/09/30(b)	3,416	2,721,064
2.15%, 03/09/31(a)(b)	3,135	2,572,881
MetLife Inc.
4.55%, 03/23/30 (Call 12/23/29)(a)	6,274	6,145,065
5.38%, 07/15/33 (Call 04/15/33)(a)	6,525	6,551,879
6.50%, 12/15/32(a)	2,034	2,226,213
Metropolitan Life Global Funding I
1.55%, 01/07/31(a)(b)	4,538	3,559,906
2.40%, 01/11/32(a)(b)	4,435	3,610,634
2.95%, 04/09/30(a)(b)	5,713	5,022,531
3.05%, 06/17/29(a)(b)	2,993	2,688,374
4.30%, 08/25/29(b)	3,268	3,126,343
5.05%, 01/08/34(a)(b)	2,805	2,745,472
5.15%, 03/28/33(b)	6,513	6,442,227
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (Call 03/06/29), (5-year USD Swap + 3.256%)(a)(b)(c)(d)	4,200	4,044,898
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42 (Call 11/23/31), (5-year CMT + 3.982%)(b)(c)	8,320	8,386,560
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(a)(b)	160	176,287
8.25%, 12/01/31(a)(b)	1,830	2,040,805
New York Life Global Funding
1.20%, 08/07/30(a)(b)	3,502	2,755,462
1.85%, 08/01/31(a)(b)	3,500	2,789,525
4.55%, 01/28/33(b)	5,800	5,522,845
5.00%, 01/09/34(a)(b)	5,300	5,204,985
New York Life Insurance Co., 5.88%, 05/15/33(b)	6,160	6,368,921
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31), (5-year CMT + 2.653%)(b)(c)	8,443	6,967,913
2.90%, 09/16/51 (Call 09/16/31), (5-year CMT + 2.600%)(a)(b)(c)	5,230	4,301,835
3.40%, 01/23/50 (Call 01/23/30), (5-year CMT + 2.612%)(a)(b)(c)	5,698	5,002,768
6.25%, 09/13/53 (Call 09/13/33), (5-year CMT + 2.954%)(b)(c)	2,915	3,020,603
Pacific Life Global Funding II, 2.45%, 01/11/32(a)(b)	2,295	1,836,042
Pacific LifeCorp., 6.60%, 09/15/33(a)(b)	350	376,808
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)(a)	3,515	3,299,969

Security	Par (000)	Value

Insurance (continued)
4.50%, 10/01/50 (Call 04/01/30), (5-year CMT + 3.815%)(c)	$2,950	$2,630,102
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	4,193	3,481,115
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	3,646	3,032,603
3.70%, 05/15/29 (Call 02/15/29)(a)	3,462	3,229,563
5.38%, 03/15/33 (Call 12/15/32)	2,615	2,634,255
Principal Life Global Funding II
1.50%, 08/27/30(a)(b)	2,400	1,896,130
1.63%, 11/19/30(a)(b)	1,740	1,360,287
2.50%, 09/16/29(a)(b)	2,515	2,168,592
Progressive Corp. (The)
3.00%, 03/15/32 (Call 12/15/31)	3,480	3,013,158
3.20%, 03/26/30 (Call 12/26/29)(a)	3,740	3,378,415
4.00%, 03/01/29 (Call 12/01/28)	2,985	2,872,065
4.95%, 06/15/33 (Call 03/15/33)(a)	3,973	3,945,121
6.25%, 12/01/32	1,340	1,450,725
6.63%, 03/01/29	1,255	1,348,253
Protective Life Corp., 3.40%, 01/15/30 (Call 10/15/29)(a)(b)	2,784	2,446,001
Protective Life Global Funding, 1.74%, 09/21/30(a)(b)	3,137	2,510,833
Prudential Financial Inc.
2.10%, 03/10/30 (Call 12/10/29)(a)	3,320	2,841,123
3.70%, 10/01/50 (Call 07/01/30), (5-year CMT + 3.035%)(a)(c)	4,774	4,169,863
5.13%, 03/01/52 (Call 11/28/31), (5-year CMT + 3.162%)(c)	5,755	5,379,991
5.75%, 07/15/33(a)	1,750	1,835,274
6.00%, 09/01/52 (Call 06/01/32), (5-year CMT + 3.234%)(a)(c)	6,703	6,684,870
6.75%, 03/01/53 (Call 12/01/32), (5-year CMT + 2.848%)(a)(c)	2,835	2,947,212
Prudential Funding Asia PLC
3.13%, 04/14/30(a)	6,356	5,664,940
3.63%, 03/24/32 (Call 12/24/31)(a)	2,592	2,315,630
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	3,884	3,427,135
3.90%, 05/15/29 (Call 02/15/29)	3,710	3,500,803
6.00%, 09/15/33 (Call 06/15/33)	3,000	3,080,511
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (Call 01/15/29)	273	251,632
5.75%, 06/05/33 (Call 03/05/33)(a)	5,351	5,394,308
RGA Global Funding, 5.50%, 01/11/31(b)	1,785	1,761,091
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(a)(b)	4,927	3,981,386
4.75%, 04/08/32 (Call 01/08/32)(a)(b)	2,185	1,896,259
SBL Holdings Inc., 5.00%, 02/18/31 (Call 11/18/30)(a)(b)	3,630	2,997,235
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)(a)	2,670	2,068,746
Sumitomo Life Insurance Co.
3.38%, 04/15/81 (Call 04/15/31), (5-year CMT + 2.747%)(b)(c)	4,575	3,909,634
5.88%, (Call 01/18/34), (5-year CMT + 2.841%)(b)(c)(d)	2,850	2,815,429
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29), (5-year CMT + 3.582%)(a)(b)(c)	5,130	4,973,309
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	1,588	1,761,938

S C H E D U L E O F I N V E S T M E N T S	203

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Trustage Financial Group Inc., 4.63%, 04/15/32 (Call 01/15/32)(a)(b)	$1,325	$1,141,759
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	1,921	1,796,462
Western & Southern Financial Group Inc., 5.75%, 07/15/33(b)	80	82,943
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	4,894	4,354,017
5.35%, 05/15/33 (Call 02/15/33)	5,005	4,920,309

		565,279,403

Internet — 1.8%
Alibaba Group Holding Ltd., 2.13%, 02/09/31 (Call 11/09/30)	8,805	7,281,949
Alphabet Inc., 1.10%, 08/15/30 (Call 05/15/30)(a)	12,236	9,907,771
Amazon.com Inc.
1.50%, 06/03/30 (Call 03/03/30)(a)	11,581	9,577,722
2.10%, 05/12/31 (Call 02/12/31)	16,957	14,246,474
3.45%, 04/13/29 (Call 02/13/29)(a)	5,130	4,861,493
3.60%, 04/13/32 (Call 01/13/32)(a)	14,029	12,937,189
4.65%, 12/01/29 (Call 10/01/29)	8,998	9,002,521
4.70%, 12/01/32 (Call 09/01/32)	12,963	12,896,340
Baidu Inc.
2.38%, 10/09/30 (Call 07/09/30)	1,250	1,050,034
2.38%, 08/23/31 (Call 05/23/31)	2,560	2,106,534
3.43%, 04/07/30 (Call 01/07/30)(a)	2,295	2,075,916
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)(a)	9,048	8,888,911
eBay Inc.
2.60%, 05/10/31 (Call 02/10/31)(a)	4,527	3,839,036
2.70%, 03/11/30 (Call 12/11/29)(a)	5,948	5,196,071
6.30%, 11/22/32 (Call 08/22/32)(a)	2,565	2,721,606
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(a)	3,246	2,779,611
3.25%, 02/15/30 (Call 11/15/29)(a)	7,747	6,901,576
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)(a)	3,427	3,097,642
Meituan, 3.05%, 10/28/30 (Call 07/28/30)(a)(b)	6,120	5,177,113
Meta Platforms Inc.
3.85%, 08/15/32 (Call 05/15/32)(a)	16,983	15,731,089
4.80%, 05/15/30 (Call 03/15/30)	7,098	7,095,548
4.95%, 05/15/33 (Call 02/15/33)(a)	10,227	10,236,034
Netflix Inc.
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	5,716	5,670,798
5.38%, 11/15/29(b)	6,465	6,564,985
6.38%, 05/15/29(a)	4,760	5,053,658
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(b)	9,320	7,523,537
3.68%, 01/21/30 (Call 10/21/29)(a)(b)	5,912	5,117,903
4.19%, 01/19/32 (Call 10/19/31)(b)	5,075	4,348,086
Tencent Holdings Ltd.
2.39%, 06/03/30 (Call 03/03/30)(a)(b)	10,860	9,284,907
2.88%, 04/22/31 (Call 01/22/31)(a)(b)	3,145	2,726,489
3.98%, 04/11/29 (Call 01/11/29)(a)(b)	13,143	12,457,135
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)(a)	3,403	2,771,915
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)(a)	4,905	4,077,871
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)(a)	5,513	4,727,894

		227,933,358

Security	Par (000)	Value

Iron & Steel — 0.4%
ArcelorMittal SA
4.25%, 07/16/29(a)	$3,223	$3,055,144
6.80%, 11/29/32 (Call 08/29/32)(a)	6,063	6,409,446
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(a)(b)	2,920	2,728,990
Nucor Corp.
2.70%, 06/01/30 (Call 03/01/30)(a)	3,363	2,966,536
3.13%, 04/01/32 (Call 01/01/32)(a)	3,597	3,145,450
POSCO, 5.88%, 01/17/33(b)	25	25,752
Reliance Inc., 2.15%, 08/15/30 (Call 05/15/30)	3,547	2,943,001
Steel Dynamics Inc.
3.25%, 01/15/31 (Call 10/15/30)(a)	3,121	2,766,696
3.45%, 04/15/30 (Call 01/15/30)	3,655	3,322,467
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)(a)	8,182	7,361,407
6.13%, 06/12/33 (Call 03/12/33)(a)	8,325	8,426,149
8.25%, 01/17/34(a)	2,050	2,402,180

		45,553,218

Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)	3,290	2,590,225
4.40%, 09/15/32 (Call 06/15/32)(a)	2,865	2,553,470
Polaris Inc., 6.95%, 03/15/29 (Call 02/15/29)(a)	50	52,691

		5,196,386

Lodging — 0.3%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)(a)	2,390	2,093,886
3.70%, 01/15/31 (Call 10/15/30)(a)	2,662	2,286,825
Hyatt Hotels Corp., 5.75%, 04/23/30 (Call 01/23/30)	2,682	2,733,052
Marriott International Inc./MD
5.30%, 05/15/34 (Call 02/15/34)	1,240	1,220,281
Series FF, 4.63%, 06/15/30 (Call 03/15/30)(a).	6,370	6,169,658
Series GG, 3.50%, 10/15/32 (Call 07/15/32)(a)	6,105	5,331,238
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	6,618	5,650,212
Series II, 2.75%, 10/15/33 (Call 07/15/33)(a)	4,481	3,608,733
Sands China Ltd.
3.10%, 03/08/29 (Call 01/08/29)	2,500	2,157,487
3.25%, 08/08/31 (Call 05/08/31)(a)	3,870	3,224,035
4.63%, 06/18/30 (Call 03/18/30)	3,749	3,422,902

		37,898,309

Machinery — 0.6%
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(a)	3,008	2,525,356
2.60%, 09/19/29 (Call 06/19/29)(a)	2,820	2,540,283
2.60%, 04/09/30 (Call 01/09/30)	5,024	4,467,377
Deere & Co.
3.10%, 04/15/30 (Call 01/15/30)(a)	4,212	3,827,430
5.38%, 10/16/29	3,398	3,509,703
7.13%, 03/03/31(a)	350	399,093
8.10%, 05/15/30(a)	770	901,903
Dover Corp., 2.95%, 11/04/29 (Call 08/04/29)	1,780	1,584,053
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	2,859	2,338,984
3.50%, 10/01/30 (Call 07/01/30)(a)	3,174	2,790,299
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	3,188	2,687,698
3.00%, 05/01/30 (Call 02/01/30)	3,256	2,841,941

204	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
John Deere Capital Corp.
1.45%, 01/15/31(a)	$3,708	$2,995,766
2.00%, 06/17/31	3,515	2,911,320
2.45%, 01/09/30	3,334	2,926,599
2.80%, 07/18/29	3,428	3,118,748
3.35%, 04/18/29(a)	3,191	2,997,773
3.45%, 03/07/29	212	200,223
3.90%, 06/07/32(a)	2,976	2,772,131
4.35%, 09/15/32(a)	3,080	2,983,759
4.70%, 06/10/30(a)	5,725	5,679,368
4.85%, 10/11/29(a)	2,452	2,466,779
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	1,760	1,437,924
5.65%, 05/15/33 (Call 02/15/33)	1,816	1,816,010
Oshkosh Corp., 3.10%, 03/01/30 (Call 12/01/29)	1,860	1,644,649
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	8,823	7,694,408
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)(a)	2,621	2,105,959
3.50%, 03/01/29 (Call 12/01/28)(a)	1,171	1,115,000
Xylem Inc./NY, 2.25%, 01/30/31 (Call 10/30/30)(a)	4,423	3,714,942

		78,995,478

Machinery - Diversified — 0.1%
Ingersoll Rand Inc., 5.70%, 08/14/33 (Call 05/14/33)	4,425	4,500,272
John Deere Capital Corp., 5.15%, 09/08/33(a)	2,690	2,736,133
Nordson Corp., 5.80%, 09/15/33 (Call 06/15/33)(a)	1,945	2,007,603
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34 (Call 12/11/33)	545	547,264

		9,791,272

Manufacturing — 0.6%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	6,127	5,320,253
3.05%, 04/15/30 (Call 01/15/30)(a)	4,056	3,593,440
3.38%, 03/01/29 (Call 12/01/28)(a)	3,700	3,415,726
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	3,225	2,553,141
2.75%, 03/01/30 (Call 12/01/29)(a)	4,817	4,186,359
Eaton Corp.
4.00%, 11/02/32(a)	3,430	3,221,001
4.15%, 03/15/33 (Call 12/15/32)(a)	7,500	7,058,527
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)	4,020	3,862,674
General Electric Co., 6.75%, 03/15/32(a)	5,955	6,612,412
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	5,604	5,153,017
4.50%, 09/15/29 (Call 07/15/29)(a)	5,605	5,482,122
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)(a)	2,263	2,180,507
5.90%, 07/15/32 (Call 04/15/32)(a)	2,155	2,210,681
Siemens Financieringsmaatschappij NV, 2.15%, 03/11/31(a)(b)	10,102	8,410,040
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	5,965	5,063,373
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)(a)	3,193	2,666,351
3.00%, 06/01/30 (Call 03/01/30)	3,973	3,484,940

Security	Par (000)	Value

Manufacturing (continued)
3.90%, 09/17/29 (Call 06/17/29)(a)	$1,991	$1,864,580
6.10%, 11/15/33 (Call 08/15/33)(a)	2,615	2,729,354

		79,068,498

Media — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32 (Call 11/01/31)(a)	5,771	4,384,438
2.80%, 04/01/31 (Call 01/01/31)	8,857	7,157,520
4.40%, 04/01/33 (Call 01/01/33)(a)	5,733	5,011,986
5.05%, 03/30/29 (Call 12/30/28)	6,587	6,302,225
6.65%, 02/01/34 (Call 11/01/33)(a)	7,965	7,992,348
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)(a)	9,890	7,888,532
1.95%, 01/15/31 (Call 10/15/30)	7,818	6,422,876
2.65%, 02/01/30 (Call 11/01/29)(a)	9,281	8,160,429
3.40%, 04/01/30 (Call 01/01/30)(a)	9,103	8,329,805
4.25%, 10/15/30 (Call 07/15/30)	8,716	8,338,677
4.25%, 01/15/33	9,589	8,979,045
4.65%, 02/15/33 (Call 11/15/32)(a)	6,130	5,954,492
4.80%, 05/15/33 (Call 02/15/33)(a)	5,668	5,538,326
5.50%, 11/15/32 (Call 08/15/32)(a)	5,757	5,903,773
7.05%, 03/15/33	5,713	6,417,312
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(b)	3,412	2,716,292
2.60%, 06/15/31 (Call 03/15/31)(a)(b)	3,437	2,812,203
5.70%, 06/15/33 (Call 03/15/33)(b)	2,666	2,669,293
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)(a)	6,736	5,920,700
4.13%, 05/15/29 (Call 02/15/29)	4,179	3,871,156
FactSet Research Systems Inc., 3.45%, 03/01/32 (Call 12/01/31)	3,553	3,089,228
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)(a)	4,198	3,780,962
6.50%, 10/13/33 (Call 07/13/33)	6,067	6,372,116
Grupo Televisa SAB, 8.50%, 03/11/32(a)	1,360	1,560,639
Paramount Global
4.20%, 06/01/29 (Call 03/01/29)	1,565	1,377,592
4.20%, 05/19/32 (Call 02/19/32)	5,600	4,565,695
4.95%, 01/15/31 (Call 10/15/30)(a)	6,028	5,293,252
5.50%, 05/15/33	510	443,269
7.88%, 07/30/30(a)	5,660	5,779,778
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33(a)	3,915	4,344,822
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32	2,379	2,688,522
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)	10,972	9,465,426
2.65%, 01/13/31(a)	14,854	12,919,356
3.80%, 03/22/30(a)	7,195	6,794,043
6.55%, 03/15/33(a)	1,660	1,846,816

		191,092,944

Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.13%, 04/01/32 (Call 01/01/32)(a)	1,930	1,757,253

Mining — 1.4%
Alcoa Nederland Holding BV, 4.13%, 03/31/29 (Call 03/31/24)(a)(b)	2,575	2,357,831
Anglo American Capital PLC
2.63%, 09/10/30 (Call 06/10/30)(a)(b)	5,954	5,012,664

S C H E D U L E O F I N V E S T M E N T S	205

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
2.88%, 03/17/31 (Call 12/17/30)(a)(b)	$3,684	$3,094,080
3.88%, 03/16/29 (Call 01/16/29)(a)(b)	2,629	2,442,353
5.50%, 05/02/33 (Call 02/02/33)(a)(b)	5,190	5,108,980
5.63%, 04/01/30 (Call 01/01/30)(b)	4,570	4,585,587
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)	4,335	3,760,137
Antofagasta PLC
2.38%, 10/14/30 (Call 07/14/30)(a)(b)	2,510	2,068,596
5.63%, 05/13/32 (Call 02/13/32)(b)	595	591,022
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33 (Call 11/28/32)	4,370	4,311,798
5.25%, 09/08/30 (Call 07/08/30)(a)	6,130	6,178,518
5.25%, 09/08/33 (Call 06/08/33)	8,115	8,151,105
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(b)	6,775	5,923,504
3.15%, 01/14/30 (Call 10/14/29)(b)	6,043	5,260,843
3.75%, 01/15/31 (Call 10/15/30)(b)	4,955	4,357,914
5.13%, 02/02/33 (Call 11/02/32)(a)(b)	6,060	5,674,392
5.95%, 01/08/34 (Call 10/08/33)(b)	3,975	3,922,630
Freeport Indonesia PT, 5.32%, 04/14/32 (Call 01/01/32)(a)(b)	8,535	8,267,276
Freeport-McMoRan Inc.
4.25%, 03/01/30 (Call 03/01/25)	2,923	2,731,069
4.63%, 08/01/30 (Call 08/01/25)(a)	4,060	3,869,117
5.25%, 09/01/29 (Call 09/01/24)(a)	2,971	2,955,085
Glencore Funding LLC
2.50%, 09/01/30 (Call 06/01/30)(a)(b)	5,955	5,040,732
2.63%, 09/23/31 (Call 06/23/31)(a)(b)	4,260	3,534,359
2.85%, 04/27/31 (Call 01/27/31)(a)(b)	3,637	3,099,123
4.88%, 03/12/29 (Call 12/12/28)(a)(b)	2,680	2,642,947
5.70%, 05/08/33 (Call 02/08/33)(b)	3,118	3,153,970
6.38%, 10/06/30 (Call 08/06/30)(b)	3,260	3,425,408
6.50%, 10/06/33 (Call 07/06/33)(a)(b)	5,820	6,209,267
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29 (Call 02/15/29)(a)(b)	1,065	1,078,274
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.45%, 05/15/30 (Call 02/15/30)(a)(b)	6,396	6,250,619
Industrias Penoles SAB de CV, 4.15%, 09/12/29 (Call 06/12/29)(a)(b)	3,465	3,202,920
Kinross Gold Corp., 6.25%, 07/15/33 (Call 04/15/33)(a)(b)	5,341	5,451,314
Newcastle Coal Infrastructure Group Pty. Ltd., 4.70%, 05/12/31 (Call 02/12/31)(a)(b)	2,676	2,397,874
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)(a)	6,232	5,211,490
2.60%, 07/15/32 (Call 04/15/32)(a)	6,441	5,300,997
2.80%, 10/01/29 (Call 07/01/29)(a)	4,550	4,041,791
Newmont Corp./Newcrest Finance Pty Ltd., 3.25%, 05/13/30 (Call 02/13/30)(a)(b)	3,435	3,072,206
Northern Star Resources Ltd., 6.13%, 04/11/33 (Call 01/11/33)(a)(b)	3,785	3,783,989
Rio Tinto Alcan Inc.
6.13%, 12/15/33(a)	1,920	2,041,587
7.25%, 03/15/31	4,182	4,672,242
Rio Tinto Finance USA PLC, 5.00%, 03/09/33 (Call 12/09/32)(a)	3,705	3,701,180
South32 Treasury Ltd., 4.35%, 04/14/32 (Call 01/14/32)(a)(b)	4,322	3,868,093
Vale Canada Ltd., 7.20%, 09/15/32(a)	594	640,035

Security	Par (000)	Value

Mining (continued)
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	$3,428	$2,832,434

		175,277,352

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31 (Call 09/01/31)	5,201	4,514,000

Oil & Gas — 4.3%
Aker BP ASA
3.10%, 07/15/31 (Call 04/15/31)(b)	5,874	4,961,253
3.75%, 01/15/30 (Call 10/15/29)(b)	6,340	5,745,780
4.00%, 01/15/31 (Call 10/15/30)(a)(b)	4,880	4,408,934
6.00%, 06/13/33 (Call 03/13/33)(b)	3,655	3,716,495
Apache Corp., 4.25%, 01/15/30 (Call 10/15/29)(a)	1,289	1,183,703
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	6,492	5,349,560
2.72%, 01/12/32 (Call 10/12/31)(a)	11,150	9,461,074
3.63%, 04/06/30 (Call 01/06/30)	8,344	7,781,746
4.70%, 04/10/29 (Call 03/10/29)(a)	3,825	3,778,782
4.81%, 02/13/33 (Call 11/13/32)(a)	13,085	12,765,541
4.89%, 09/11/33 (Call 06/11/33)(a)	8,368	8,206,768
4.99%, 04/10/34 (Call 01/10/34)	3,825	3,762,894
BP Capital Markets PLC, 4.88%, (Call 03/22/30), (5-year CMT + 4.398%)(a)(c)(d)	11,421	10,778,557
Burlington Resources LLC
7.20%, 08/15/31(a)	3,923	4,419,256
7.40%, 12/01/31	379	433,647
Canadian Natural Resources Ltd.
2.95%, 07/15/30 (Call 04/15/30)(a)	3,083	2,678,338
6.45%, 06/30/33	385	406,396
7.20%, 01/15/32(a)	2,239	2,438,408
Cenovus Energy Inc., 2.65%, 01/15/32 (Call 10/15/31)(a)	2,875	2,350,395
Chevron Corp., 2.24%, 05/11/30 (Call 02/11/30)(a)	8,856	7,660,256
Chevron USA Inc., 3.25%, 10/15/29 (Call 07/15/29)(a)	3,245	3,022,897
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(b)	100	102,330
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29 (Call 06/30/29)(a)	3,420	3,097,391
CNOOC Petroleum North America ULC, 7.88%, 03/15/32(a)	3,100	3,668,013
Conoco Funding Co., 7.25%, 10/15/31	3,695	4,189,728
ConocoPhillips Co.
5.05%, 09/15/33 (Call 06/15/33)(a)	5,430	5,413,177
5.90%, 10/15/32(a)	2,115	2,260,840
6.95%, 04/15/29(a)	7,848	8,600,795
Continental Resources Inc./OK
2.88%, 04/01/32 (Call 01/01/32)(a)(b)	4,690	3,765,650
5.75%, 01/15/31 (Call 07/15/30)(a)(b)	8,953	8,776,492
Coterra Energy Inc.
4.38%, 03/15/29 (Call 12/15/28)(a)	1,855	1,787,236
5.60%, 03/15/34 (Call 12/15/33)	2,700	2,697,143
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)(a)	3,560	3,397,507
7.88%, 09/30/31(a)	3,030	3,441,950
7.95%, 04/15/32	2,841	3,240,609
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)(a)	4,888	4,285,485

206	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.50%, 12/01/29 (Call 09/01/29)(a)	$6,274	$5,759,690
6.25%, 03/15/33 (Call 12/15/32)(a)	6,858	7,209,928
Empresa Nacional del Petroleo
3.45%, 09/16/31 (Call 06/16/31)(b)	3,255	2,731,463
5.25%, 11/06/29 (Call 08/06/29)(b)	2,910	2,811,092
6.15%, 05/10/33 (Call 02/10/33)(a)(b)	4,110	4,092,865
Eni SpA, 4.25%, 05/09/29 (Call 02/09/29)(a)(b)	5,360	5,172,052
EOG Resources Inc., 4.38%, 04/15/30 (Call 01/15/30)(a)	4,710	4,571,417
EQT Corp.
3.63%, 05/15/31 (Call 05/15/30)(a)(b)	3,243	2,834,712
5.75%, 02/01/34 (Call 11/01/33)(a)	2,805	2,759,029
7.00%, 02/01/30 (Call 11/01/29)(a)	4,861	5,147,016
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	3,371	2,927,385
3.13%, 04/06/30 (Call 01/06/30)(a)	8,943	8,156,905
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)(a)	7,397	6,606,993
2.61%, 10/15/30 (Call 07/15/30)	11,615	10,188,542
3.48%, 03/19/30 (Call 12/19/29)	11,590	10,822,231
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)(a)	3,755	3,123,130
Hess Corp.
7.13%, 03/15/33(a)	3,360	3,768,134
7.30%, 08/15/31(a)	5,249	5,904,608
7.88%, 10/01/29	4,693	5,258,384
HF Sinclair Corp., 4.50%, 10/01/30 (Call 07/01/30)(a)	2,069	1,935,771
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.55%, 09/18/33 (Call 06/18/33)(b)	135	142,787
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(a)(b)	3,475	2,819,094
5.38%, 04/24/30(a)(b)	5,180	5,017,474
Marathon Oil Corp., 6.80%, 03/15/32(a)	4,719	5,038,105
Occidental Petroleum Corp.
3.50%, 08/15/29 (Call 05/15/29)(a)	1,320	1,199,530
6.13%, 01/01/31 (Call 07/01/30)(a)	6,010	6,164,697
6.63%, 09/01/30 (Call 03/01/30)(a)	8,497	8,942,243
7.50%, 05/01/31(a)	5,310	5,864,061
7.88%, 09/15/31	3,098	3,486,123
8.88%, 07/15/30 (Call 01/15/30)	4,798	5,533,731
Ovintiv Inc.
6.25%, 07/15/33 (Call 04/15/33)(a)	3,145	3,233,663
7.20%, 11/01/31	2,890	3,120,745
7.38%, 11/01/31(a)	3,655	3,983,267
8.13%, 09/15/30	2,490	2,790,146
Patterson-UTI Energy Inc.
5.15%, 11/15/29 (Call 08/15/29)(a)	365	352,269
7.15%, 10/01/33 (Call 07/01/33)(a)	2,290	2,426,267
Pertamina Persero PT
2.30%, 02/09/31 (Call 11/09/30)(a)(b)	5,135	4,216,438
3.10%, 01/21/30 (Call 10/21/29)(b)	2,935	2,600,851
3.10%, 08/27/30 (Call 05/25/30)(a)(b)	4,840	4,249,276
3.65%, 07/30/29(a)(b)	4,270	3,947,546
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(b)	7,815	6,470,117
3.50%, 04/21/30 (Call 01/21/30)(b)	13,739	12,548,341
Phillips 66, 2.15%, 12/15/30 (Call 09/15/30)(a)	5,224	4,338,760
Phillips 66 Co.
3.15%, 12/15/29 (Call 09/15/29)	3,509	3,171,896
5.25%, 06/15/31 (Call 04/15/31)	2,675	2,666,966

Security	Par (000)	Value

Oil & Gas (continued)
5.30%, 06/30/33 (Call 03/30/33)	$5,913	$5,863,994
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)(a)	6,344	5,284,468
2.15%, 01/15/31 (Call 10/15/30)(a)	5,309	4,441,513
PTTEP Treasury Center Co. Ltd., 2.99%, 01/15/30 (Call 07/15/29)(a)(b)	2,310	2,046,661
Qatar Energy, 2.25%, 07/12/31 (Call 04/12/31)(a)(b)	19,560	16,241,763
Reliance Industries Ltd., 2.88%, 01/12/32(a)(b)	8,465	7,162,361
SA Global Sukuk Ltd., 2.69%, 06/17/31 (Call 03/17/31)(a)(b)	17,750	15,143,058
Santos Finance Ltd.
3.65%, 04/29/31 (Call 01/29/31)(a)(b)	5,989	5,172,783
6.88%, 09/19/33 (Call 06/19/33)(a)(b)	4,710	4,904,684
Saudi Arabian Oil Co.
2.25%, 11/24/30 (Call 08/24/30)(a)(b)	12,055	10,079,547
3.50%, 04/16/29(b)	15,775	14,625,539
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	8,893	7,831,689
2.75%, 04/06/30 (Call 01/06/30)	10,352	9,217,636
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31 (Call 10/08/30)(a)(b)	7,505	6,433,261
2.70%, 05/13/30 (Call 02/13/30)(a)(b)	9,570	8,524,143
2.95%, 08/08/29 (Call 05/08/29)(a)(b)	4,392	4,020,532
2.95%, 11/12/29 (Call 08/12/29)(a)(b)	6,197	5,632,515
Suncor Energy Inc., 7.15%, 02/01/32	4,180	4,577,222
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30 (Call 02/15/30)(b)	3,528	2,878,608
Thaioil Treasury Center Co. Ltd., 2.50%, 06/18/30(a)(b)	2,388	1,999,506
Tosco Corp., 8.13%, 02/15/30(a)	2,097	2,422,347
TotalEnergies Capital International SA, 2.83%, 01/10/30 (Call 10/10/29)	7,553	6,791,354
Valero Energy Corp.
2.80%, 12/01/31 (Call 09/01/31)(a)	2,060	1,740,087
4.00%, 04/01/29 (Call 01/01/29)(a)	1,130	1,078,485
7.50%, 04/15/32	4,820	5,484,422
Var Energi ASA, 8.00%, 11/15/32 (Call 08/15/32)(b)	5,718	6,355,443
Woodside Finance Ltd., 4.50%, 03/04/29 (Call 12/04/28)(a)(b)	2,045	1,950,180

		538,044,567

Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)(a)	3,118	2,846,859
4.49%, 05/01/30 (Call 02/01/30)(a)	3,111	3,022,598
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)(a)	6,390	5,675,679
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)(a)	3,274	2,989,711
Schlumberger Holdings Corp., 4.30%, 05/01/29 (Call 02/01/29)(b)	4,527	4,380,931
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(a)	7,105	6,245,655
4.85%, 05/15/33 (Call 02/15/33)(a)	2,655	2,626,092

		27,787,525

Packaging & Containers — 0.3%
Amcor Finance USA Inc., 5.63%, 05/26/33 (Call 02/26/33)(a)	3,695	3,757,070

S C H E D U L E O F I N V E S T M E N T S	207

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	$3,259	$2,780,475
2.69%, 05/25/31 (Call 02/25/31)(a)	4,833	4,082,819
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)(a)	1,265	1,109,771
Berry Global Inc., 5.65%, 01/15/34 (Call 10/15/33)(b)	4,565	4,504,136
CCL Industries Inc., 3.05%, 06/01/30 (Call 03/01/30)(a)(b)	3,698	3,189,815
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	3,298	2,957,732
5.70%, 12/01/33 (Call 09/01/33)	1,505	1,540,232
Sonoco Products Co.
2.85%, 02/01/32 (Call 11/01/31)(a)	3,042	2,568,305
3.13%, 05/01/30 (Call 02/01/30)(a)	3,969	3,526,395
WestRock MWV LLC
7.95%, 02/15/31(a)	1,800	2,051,071
8.20%, 01/15/30(a)	2,305	2,622,229
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)(a)	3,755	3,168,007
4.20%, 06/01/32 (Call 03/01/32)(a)	2,833	2,661,337
4.90%, 03/15/29 (Call 12/15/28)(a)	3,149	3,120,052

		43,639,446

Pharmaceuticals — 3.3%
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)	30,491	27,897,143
4.95%, 03/15/31 (Call 01/15/31)	6,070	6,071,219
5.05%, 03/15/34 (Call 12/15/33)	4,865	4,889,217
Astrazeneca Finance LLC
2.25%, 05/28/31 (Call 02/28/31)(a)	4,199	3,522,543
4.88%, 03/03/33 (Call 12/03/32)(a)	3,350	3,342,173
4.90%, 03/03/30 (Call 01/03/30)(a)	3,670	3,676,957
4.90%, 02/26/31 (Call 12/26/30)	5,660	5,647,761
5.00%, 02/26/34 (Call 11/26/33)	5,375	5,393,044
AstraZeneca PLC, 1.38%, 08/06/30 (Call 05/06/30)(a)	7,409	6,004,017
Bayer U.S. Finance LLC
6.38%, 11/21/30 (Call 09/21/30)(b)	5,335	5,375,494
6.50%, 11/21/33 (Call 08/21/33)(b)	10,375	10,380,659
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	5,943	4,835,660
2.82%, 05/20/30 (Call 02/20/30)(a)	4,730	4,153,519
4.30%, 08/22/32 (Call 05/22/32)	3,174	2,974,713
5.11%, 02/08/34 (Call 11/08/33)	1,125	1,105,418
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (Call 08/13/30)	7,477	5,998,646
2.95%, 03/15/32 (Call 12/15/31)(a)	10,280	8,883,895
3.40%, 07/26/29 (Call 04/26/29)(a)	13,383	12,478,605
5.10%, 02/22/31 (Call 12/22/30)	1,940	1,947,938
5.20%, 02/22/34 (Call 11/22/33)(a)	11,180	11,270,827
5.75%, 02/01/31 (Call 12/01/30)(a)	5,795	6,041,522
5.90%, 11/15/33 (Call 08/15/33)(a)	4,795	5,073,655
Cardinal Health Inc., 5.45%, 02/15/34 (Call 11/15/33)(a)	295	295,094
Cencora Inc.
2.70%, 03/15/31 (Call 12/15/30)	6,194	5,291,866
2.80%, 05/15/30 (Call 02/15/30)(a)	3,275	2,874,577
5.13%, 02/15/34 (Call 11/15/33)	1,250	1,227,013
Cigna Group (The)
2.38%, 03/15/31 (Call 12/15/30)	8,734	7,291,358
2.40%, 03/15/30 (Call 12/15/29)	7,478	6,413,431

Security	Par (000)	Value

Pharmaceuticals (continued)
5.00%, 05/15/29 (Call 04/15/29)(a)	$2,825	$2,805,849
5.13%, 05/15/31 (Call 03/15/31)	3,340	3,303,052
5.25%, 02/15/34 (Call 11/15/33)	3,170	3,132,455
5.40%, 03/15/33 (Call 12/15/32)(a)	4,833	4,869,655
CVS Health Corp.
1.75%, 08/21/30 (Call 05/21/30)	7,281	5,914,192
1.88%, 02/28/31 (Call 11/28/30)(a)	7,396	5,947,397
2.13%, 09/15/31 (Call 06/15/31)(a)	5,914	4,771,501
3.25%, 08/15/29 (Call 05/15/29)	9,969	9,079,835
3.75%, 04/01/30 (Call 01/01/30)	8,627	7,960,095
5.13%, 02/21/30 (Call 12/21/29)	8,595	8,541,460
5.25%, 01/30/31 (Call 11/30/30)(a)	4,581	4,575,669
5.25%, 02/21/33 (Call 11/21/32)(a)	10,041	9,938,680
5.30%, 06/01/33 (Call 03/01/33)(a)	7,301	7,248,372
Eli Lilly & Co.
3.38%, 03/15/29 (Call 12/15/28)	5,137	4,841,375
4.70%, 02/27/33 (Call 11/27/32)	6,113	6,062,559
4.70%, 02/09/34 (Call 11/09/33)	5,515	5,443,991
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)(a)	5,710	5,366,184
Johnson & Johnson
1.30%, 09/01/30 (Call 06/01/30)(a)	10,164	8,321,737
4.38%, 12/05/33 (Call 06/05/33)(a)	475	469,235
4.95%, 05/15/33(a)	950	985,916
6.95%, 09/01/29(a)	1,345	1,509,462
McKesson Corp., 5.10%, 07/15/33 (Call 04/15/33)	2,126	2,119,135
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)(a)	7,232	5,912,030
2.15%, 12/10/31 (Call 09/10/31)(a)	11,524	9,546,290
3.40%, 03/07/29 (Call 12/07/28)	3	2,817
4.30%, 05/17/30 (Call 03/17/30)(a)	4,555	4,434,416
4.50%, 05/17/33 (Call 02/17/33)(a)	9,173	8,920,437
6.50%, 12/01/33(a)	190	214,156
Novartis Capital Corp., 2.20%, 08/14/30 (Call 05/14/30)	9,117	7,838,335
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	6,812	5,674,793
1.75%, 08/18/31 (Call 05/18/31)	5,834	4,709,284
2.63%, 04/01/30 (Call 01/01/30)	8,776	7,764,257
Pfizer Investment Enterprises Pte Ltd.
4.65%, 05/19/30 (Call 03/19/30)	13,460	13,240,039
4.75%, 05/19/33 (Call 02/19/33)	28,513	27,766,338
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30 (Call 12/31/29)	14,399	12,119,068
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)(a)	9,533	8,029,225
Wyeth LLC, 6.50%, 02/01/34	200	220,181
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	4,735	3,973,693
5.60%, 11/16/32 (Call 08/16/32)(a)	4,813	4,972,391

		408,903,520

Pipelines — 3.5%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(a)(b)	3,340	3,127,075
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	2,902	2,561,821
3.60%, 09/01/32 (Call 06/01/32)(a)	2,938	2,554,258
4.80%, 05/03/29 (Call 02/03/29)(a)	2,642	2,570,981
5.63%, 08/01/34 (Call 05/01/34)	1,900	1,884,743
Cameron LNG LLC, 2.90%, 07/15/31 (Call 04/15/31)(b)	5,077	4,373,828

208	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29 (Call 05/18/29)	$7,181	$6,622,349
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(a)	7,457	6,232,508
4.00%, 03/01/31 (Call 03/01/26)	8,570	7,643,182
4.50%, 10/01/29 (Call 10/01/24)	8,623	8,076,859
5.95%, 06/30/33 (Call 12/30/32)	8,197	8,250,830
Colonial Enterprises Inc., 3.25%, 05/15/30 (Call 02/15/30)(a)(b)	3,598	3,204,591
Colonial Pipeline Co., 7.63%, 04/15/32(a)(b)	975	1,102,709
Columbia Pipelines Holding Co. LLC, 5.68%, 01/15/34 (Call 10/15/33)(a)(b)	1,220	1,196,504
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/30 (Call 06/15/30)(a)(b)	2,860	2,913,205
6.04%, 11/15/33 (Call 08/15/33)(b)	8,850	9,087,196
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	2,505	2,135,085
5.13%, 05/15/29 (Call 02/15/29)(a)	3,615	3,569,892
8.13%, 08/16/30(a)	2,490	2,837,333
DT Midstream Inc., 4.30%, 04/15/32 (Call 01/15/32)(b)	3,765	3,347,612
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29 (Call 08/15/29)	2,675	2,380,440
El Paso Natural Gas Co. LLC
3.50%, 02/15/32 (Call 11/15/31)(b)	1,589	1,338,528
8.38%, 06/15/32(a)	1,455	1,678,322
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)(a)	7,413	5,859,249
3.13%, 11/15/29 (Call 08/15/29)(a)	5,640	5,090,454
5.70%, 03/08/33 (Call 12/08/32)(a)	12,810	12,954,524
6.20%, 11/15/30 (Call 09/15/30)	3,020	3,165,982
7.63%, 01/15/83 (Call 10/15/32), (5-year CMT + 4.418%)(c)	1,645	1,665,933
8.25%, 01/15/84 (Call 10/15/28), (5-year CMT + 3.785%)(a)(c)	2,030	2,105,867
8.50%, 01/15/84 (Call 10/15/33), (5-year CMT + 4.431%)(c)	60	63,979
Series 20-A, 5.75%, 07/15/80 (Call 04/15/30), (5-year CMT + 5.314%)(a)(c)	5,273	4,918,114
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	8,741	7,971,930
4.15%, 09/15/29 (Call 06/15/29)(a)	3,326	3,139,977
5.25%, 04/15/29 (Call 01/15/29)(a)	5,964	5,940,987
5.55%, 05/15/34 (Call 02/15/34)(a)	1,895	1,874,911
5.75%, 02/15/33 (Call 11/15/32)	8,582	8,641,181
6.40%, 12/01/30 (Call 10/01/30)	4,947	5,191,016
6.55%, 12/01/33 (Call 09/01/33)	8,275	8,777,292
7.38%, 02/01/31 (Call 02/01/26)(a)(b)	5,100	5,336,385
8.25%, 11/15/29 (Call 08/15/29)	1,705	1,933,558
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	7,276	6,460,483
3.13%, 07/31/29 (Call 04/30/29)	7,559	6,915,521
4.85%, 01/31/34 (Call 10/31/33)	3,410	3,321,556
5.35%, 01/31/33 (Call 10/31/32)	5,793	5,870,127
Series D, 6.88%, 03/01/33	3,595	4,006,493
Flex Intermediate Holdco LLC, 3.36%, 06/30/31 (Call 12/30/30)(a)(b)	4,685	3,809,297
Florida Gas Transmission Co. LLC
2.30%, 10/01/31 (Call 07/01/31)(b)	4,012	3,215,163
2.55%, 07/01/30 (Call 04/01/30)(a)(b)	3,294	2,780,712

Security	Par (000)	Value

Pipelines (continued)
GNL Quintero SA, 4.63%, 07/31/29(a)(b)	$2,443	$2,398,189
Kinder Morgan Energy Partners LP
7.30%, 08/15/33(a)	920	1,021,378
7.40%, 03/15/31(a)	1,332	1,474,520
7.75%, 03/15/32(a)	3,265	3,645,813
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	5,721	4,640,282
4.80%, 02/01/33 (Call 11/01/32)	5,146	4,856,919
5.20%, 06/01/33 (Call 03/01/33)(a)	9,467	9,216,893
5.40%, 02/01/34 (Call 11/01/33)(a)	5,340	5,250,892
7.75%, 01/15/32	5,454	6,141,187
7.80%, 08/01/31	2,953	3,308,909
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29 (Call 01/01/29)(b)	3,713	3,577,536
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	8,974	7,640,659
4.95%, 09/01/32 (Call 06/01/32)	6,030	5,775,392
5.00%, 03/01/33 (Call 12/01/32)	6,630	6,341,662
NGPL PipeCo LLC, 3.25%, 07/15/31 (Call 04/15/31)(b)	4,295	3,664,890
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	5,274	4,678,038
3.25%, 06/01/30(a)	2,808	2,511,114
3.40%, 09/01/29 (Call 06/01/29)	4,371	3,991,191
4.35%, 03/15/29 (Call 12/15/28)(a)	8	7,701
5.80%, 11/01/30 (Call 09/01/30)	4,218	4,314,843
6.05%, 09/01/33 (Call 06/01/33)(a)	9,867	10,168,909
6.10%, 11/15/32 (Call 08/15/32)	4,243	4,398,887
6.35%, 01/15/31 (Call 10/15/30)(a)	2,324	2,434,347
Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)(b).	323	335,246
Plains All American Pipeline LP/PAA
Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)(a)	6,101	5,535,306
3.80%, 09/15/30 (Call 06/15/30)	4,702	4,285,046
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30 (Call 11/15/29)	12,203	11,677,214
Southern Natural Gas Co. LLC, 8.00%, 03/01/32(a)	687	780,347
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	4,495	4,045,989
6.13%, 03/15/33 (Call 12/15/32)	5,453	5,614,177
6.15%, 03/01/29 (Call 02/01/29)	349	359,709
6.50%, 03/30/34 (Call 12/30/33)	2,988	3,164,611
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	5,950	5,309,512
4.88%, 02/01/31 (Call 02/01/26)	6,275	5,945,161
5.50%, 03/01/30 (Call 03/01/25)	5,982	5,924,034
Tennessee Gas Pipeline Co. LLC, 2.90%, 03/01/30 (Call 12/01/29)(b)	6,009	5,220,577
Texas Eastern Transmission LP, 7.00%, 07/15/32(a)	3,813	4,222,280
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	6,129	5,023,456
4.10%, 04/15/30 (Call 01/15/30)	7,456	6,977,523
Transcanada Trust
5.50%, 09/15/79 (Call 09/15/29), (1-day SOFR + 4.416%)(c)	5,827	5,210,381
5.60%, 03/07/82 (Call 12/07/31), (5-year CMT + 3.986%)(a)(c)	4,556	3,986,594

S C H E D U L E O F I N V E S T M E N T S	209

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30 (Call 02/15/30)	$4,559	$4,100,801
Western Midstream Operating LP
4.05%, 02/01/30 (Call 11/01/29)(a)	7,111	6,573,868
6.15%, 04/01/33 (Call 01/01/33)	5,043	5,124,818
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	8,364	7,052,779
3.50%, 11/15/30 (Call 08/15/30)(a)	5,495	4,958,939
4.65%, 08/15/32 (Call 05/15/32)(a)	6,032	5,738,463
5.15%, 03/15/34 (Call 12/15/33)(a)	2,850	2,782,634
5.65%, 03/15/33 (Call 12/15/32)(a)	5,223	5,311,032
7.75%, 06/15/31(a)	1,832	2,009,666
8.75%, 03/15/32(a)	2,246	2,676,598
Series A, 7.50%, 01/15/31	2,547	2,828,802

		443,936,256

Private Equity — 0.1%
Apollo Management Holdings LP, 2.65%, 06/05/30 (Call 03/05/30)(a)(b)	3,288	2,795,951
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(a)(b)	2,862	2,635,142
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(a)(b)	4,514	4,181,941

		9,613,034

Real Estate — 0.3%
American Homes 4 Rent LP, 5.50%, 02/01/34 (Call 11/01/33)	2,340	2,294,804
AvalonBay Communities Inc., 5.30%, 12/07/33 (Call 09/07/33)(a)	2,255	2,261,305
Brixmor Operating Partnership LP, 5.50%, 02/15/34 (Call 11/15/33)(a)	1,200	1,168,204
Brookfield Corp., 7.38%, 03/01/33	10	10,763
Camden Property Trust, 4.90%, 01/15/34 (Call 10/15/33)(a)	1,855	1,784,270
CBRE Services Inc., 2.50%, 04/01/31 (Call 01/01/31)(a)	3,123	2,570,563
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31 (Call 02/13/31)(a)(b)	2,415	2,044,935
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)(a)	2,249	1,761,769
Mid-America Apartments LP, 5.00%, 03/15/34 (Call 12/15/33)(a)	1,150	1,119,074
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32 (Call 10/21/31)(b)	250	205,858
Ontario Teachers’ Cadillac Fairview Properties Trust, 2.50%, 10/15/31 (Call 07/15/31)(a)(b)	5,025	3,985,025
Prologis LP, 5.00%, 03/15/34 (Call 12/15/33)(a)	2,675	2,628,834
Realty Income Corp.
2.70%, 02/15/32 (Call 11/15/31)(a)	1,771	1,456,065
3.20%, 02/15/31 (Call 11/15/30)	2,126	1,859,365
3.40%, 01/15/30 (Call 10/15/29)(a)	2,932	2,657,830
4.00%, 07/15/29 (Call 04/15/29)(a)	2,532	2,387,646
5.13%, 02/15/34 (Call 11/15/33)	2,270	2,196,239
Regency Centers LP, 5.25%, 01/15/34 (Call 10/15/33)(a)	720	703,626

		33,096,175

Real Estate Investment Trusts — 4.8%
Agree LP
2.60%, 06/15/33 (Call 03/15/33)	865	670,091
2.90%, 10/01/30 (Call 07/01/30)	1,955	1,666,124
4.80%, 10/01/32 (Call 07/01/32)(a)	1,535	1,434,163

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)(a)	$4,500	$3,367,421
2.00%, 05/18/32 (Call 02/18/32)	7,250	5,605,790
2.75%, 12/15/29 (Call 09/15/29)(a)	2,232	1,941,607
3.38%, 08/15/31 (Call 05/15/31)(a)	4,115	3,622,708
4.50%, 07/30/29 (Call 04/30/29)	2,011	1,925,520
4.70%, 07/01/30 (Call 04/01/30)	2,730	2,624,943
4.90%, 12/15/30 (Call 09/15/30)(a)	4,168	4,058,113
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	2,950	2,377,775
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	2,328	1,874,122
3.63%, 04/15/32 (Call 01/15/32)(a)	3,276	2,858,437
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	4,732	3,802,428
2.10%, 06/15/30 (Call 03/15/30)(a)	4,705	3,871,674
2.30%, 09/15/31 (Call 06/15/31)(a)	4,246	3,428,668
2.70%, 04/15/31 (Call 01/15/31)	4,170	3,499,792
2.90%, 01/15/30 (Call 10/15/29)(a)	4,685	4,104,596
3.80%, 08/15/29 (Call 05/15/29)(a)	9,591	8,875,709
3.95%, 03/15/29 (Call 12/15/28)	2,570	2,412,056
4.05%, 03/15/32 (Call 12/15/31)(a)	4,014	3,651,128
5.55%, 07/15/33 (Call 04/15/33)	4,515	4,511,712
5.65%, 03/15/33 (Call 12/15/32)	4,946	4,978,095
5.90%, 11/15/33 (Call 08/15/33)(a)	5,230	5,363,795
AvalonBay Communities Inc.
2.05%, 01/15/32 (Call 10/15/31)(a)	5,840	4,760,484
2.30%, 03/01/30 (Call 12/01/29)(a)	4,163	3,577,913
2.45%, 01/15/31 (Call 10/17/30)	2,966	2,531,589
3.30%, 06/01/29 (Call 03/01/29)(a)	2,058	1,896,401
5.00%, 02/15/33 (Call 11/15/32)(a)	910	891,870
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	4,165	3,070,689
2.55%, 04/01/32 (Call 01/01/32)(a)	5,585	4,342,084
2.90%, 03/15/30 (Call 12/15/29)	4,261	3,594,763
3.25%, 01/30/31 (Call 10/30/30)(a)	6,998	5,896,469
3.40%, 06/21/29 (Call 03/21/29)(a)	5,789	5,108,890
6.50%, 01/15/34 (Call 10/15/33)(a)	640	653,038
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)(a)	3,120	2,540,605
4.05%, 07/01/30 (Call 04/01/30)(a)	4,820	4,434,966
4.13%, 05/15/29 (Call 02/15/29)	4,278	4,000,057
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)(a)	2,327	1,806,177
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)(a)	5,197	4,567,897
3.15%, 07/01/29 (Call 04/01/29)(a)	3,751	3,412,371
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(a)(b)	2,335	2,243,992
Corporate Office Properties LP
2.75%, 04/15/31 (Call 01/15/31)(a)	3,401	2,745,105
2.90%, 12/01/33 (Call 09/01/33)	235	179,267
Crown Castle Inc.
2.10%, 04/01/31 (Call 01/01/31)	6,151	4,938,131
2.25%, 01/15/31 (Call 10/15/30)	6,555	5,356,287
2.50%, 07/15/31 (Call 04/15/31)	4,878	3,996,082
3.10%, 11/15/29 (Call 08/15/29)	3,577	3,164,599
3.30%, 07/01/30 (Call 04/01/30)	4,583	4,046,007
5.10%, 05/01/33 (Call 02/01/33)	4,771	4,611,422
5.60%, 06/01/29 (Call 05/01/29)	4,550	4,575,196

210	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.80%, 03/01/34 (Call 12/01/33)(a)	$3,525	$3,572,514
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)(a)	1,220	978,724
2.50%, 02/15/32 (Call 11/15/31)(a)	2,825	2,282,911
3.00%, 02/15/30 (Call 11/15/29)(a)	2,081	1,812,569
Digital Realty Trust LP, 3.60%, 07/01/29 (Call 04/01/29)(a)	5,528	5,092,725
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)(a)	1,815	1,481,702
3.75%, 08/15/29 (Call 05/15/29)(a)	2,300	2,007,500
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	6,479	5,370,965
2.50%, 05/15/31 (Call 02/15/31)(a)	6,193	5,164,319
3.20%, 11/18/29 (Call 08/18/29)(a)	7,446	6,687,152
3.90%, 04/15/32 (Call 01/15/32)(a)	8,763	7,950,446
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)(a)	3,882	3,119,650
2.50%, 02/15/30 (Call 11/15/29)	2,982	2,590,744
3.00%, 07/01/29 (Call 04/01/29)(a)	2,131	1,931,526
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)(a)	2,055	1,606,442
2.55%, 06/15/31 (Call 03/15/31)	1,607	1,323,866
2.65%, 03/15/32 (Call 12/15/31)(a)	3,370	2,742,488
3.00%, 01/15/30 (Call 10/15/29)(a)	3,266	2,865,294
4.00%, 03/01/29 (Call 12/01/28)(a)	1,897	1,793,513
Extra Space Storage LP
2.20%, 10/15/30 (Call 07/15/30)	2,531	2,069,186
2.35%, 03/15/32 (Call 12/15/31)	3,250	2,578,345
2.40%, 10/15/31 (Call 07/15/31)	3,219	2,600,168
2.55%, 06/01/31 (Call 03/01/31)(a)	2,545	2,093,356
3.90%, 04/01/29 (Call 02/01/29)(a)	1,975	1,844,221
4.00%, 06/15/29 (Call 03/15/29)	2,219	2,082,515
5.40%, 02/01/34 (Call 11/01/33)	2,370	2,323,201
5.50%, 07/01/30 (Call 05/01/30)	2,435	2,446,326
5.90%, 01/15/31 (Call 11/15/30)	2,045	2,094,281
Federal Realty OP LP
3.20%, 06/15/29 (Call 03/15/29)(a)	2,430	2,171,063
3.50%, 06/01/30 (Call 03/01/30)	2,369	2,124,637
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	4,581	3,800,343
4.00%, 01/15/30 (Call 10/15/29)(a)	4,276	3,848,211
4.00%, 01/15/31 (Call 10/15/30)(a)	4,264	3,762,380
6.75%, 12/01/33 (Call 09/01/33)(a)	920	954,652
Goodman U.S. Finance Five LLC, 4.63%, 05/04/32 (Call 02/04/32)(b)	230	209,587
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)(a)	4,768	3,737,605
2.05%, 03/15/31 (Call 12/15/30)	1,695	1,287,781
2.40%, 03/15/30 (Call 12/15/29)	1,735	1,391,655
3.10%, 02/15/30 (Call 11/15/29)	3,668	3,157,093
Healthpeak OP LLC
2.88%, 01/15/31 (Call 10/15/30)(a)	3,568	3,036,687
3.00%, 01/15/30 (Call 10/15/29)(a)	4,976	4,360,179
3.50%, 07/15/29 (Call 04/15/29)	3,707	3,385,313
5.25%, 12/15/32 (Call 09/15/32)(a)	4,054	3,965,323
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)(a)	2,030	1,591,601
3.05%, 02/15/30 (Call 11/15/29)(a)	2,253	1,889,938
4.20%, 04/15/29 (Call 01/15/29)	1,861	1,676,313
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/15/29)(a)	2,385	2,110,541

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Series I, 3.50%, 09/15/30 (Call 06/15/30)(a)	$6,290	$5,546,628
Series J, 2.90%, 12/15/31 (Call 09/15/31)(a)	2,330	1,923,332
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)(a)	3,719	2,904,894
2.70%, 01/15/34 (Call 10/15/33)	270	210,213
4.15%, 04/15/32 (Call 01/15/32)(a)	3,135	2,828,038
5.45%, 08/15/30 (Call 06/15/30)(a)	2,670	2,658,111
5.50%, 08/15/33 (Call 05/15/33)(a)	3,533	3,489,681
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	3,095	2,288,915
2.65%, 11/15/33 (Call 08/15/33)(a)	975	709,963
3.05%, 02/15/30 (Call 11/15/29)(a)	2,961	2,482,021
4.25%, 08/15/29 (Call 05/15/29)(a)	1,571	1,432,754
Kimco Realty OP LLC
2.25%, 12/01/31 (Call 09/01/31)(a)	2,857	2,272,328
2.70%, 10/01/30 (Call 07/01/30)(a)	3,757	3,191,392
3.20%, 04/01/32 (Call 01/01/32)(a)	3,250	2,761,749
4.60%, 02/01/33 (Call 11/01/32)(a)	3,575	3,351,259
6.40%, 03/01/34 (Call 12/01/33)	983	1,034,405
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)(a)	1,905	1,797,310
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)(a)	2,095	1,663,206
2.70%, 09/15/30 (Call 06/15/30)(a)	2,291	1,888,928
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)(a)	2,572	2,049,570
2.75%, 03/15/30 (Call 12/15/29)(a)	1,798	1,580,176
3.95%, 03/15/29 (Call 12/15/28)(a)	2,493	2,378,243
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	2,318	1,859,977
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)(a)	2,372	2,005,018
5.60%, 10/15/33 (Call 07/15/33)(a)	3,115	3,106,449
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)(a)	3,052	2,429,326
3.38%, 02/01/31 (Call 11/01/30)	4,050	3,409,797
3.63%, 10/01/29 (Call 07/01/29)	2,895	2,542,528
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	1,900	1,528,376
Physicians Realty LP, 2.63%, 11/01/31 (Call 08/01/31)(a)	2,625	2,137,081
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)(a)	1,340	948,202
3.15%, 08/15/30 (Call 05/15/30)	2,764	2,109,284
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	5,230	4,150,833
1.63%, 03/15/31 (Call 12/15/30)(a)	1,145	909,352
1.75%, 07/01/30 (Call 04/01/30)	1,731	1,419,237
1.75%, 02/01/31 (Call 11/01/30)(a)	3,904	3,163,425
2.25%, 04/15/30 (Call 01/15/30)	5,957	5,108,576
2.25%, 01/15/32 (Call 10/15/31)(a)	3,521	2,875,237
2.88%, 11/15/29 (Call 08/15/29)(a)	2,062	1,847,987
4.63%, 01/15/33 (Call 10/15/32)(a)	4,460	4,292,020
4.75%, 06/15/33 (Call 03/15/33)	3,360	3,258,079
5.13%, 01/15/34 (Call 10/15/33)	2,070	2,048,926
Prologis Targeted U.S. Logistics Fund LP, 5.50%, 04/01/34 (Call 01/01/34)(b)	240	238,267
Public Storage Operating Co.
2.25%, 11/09/31 (Call 08/09/31)	3,515	2,897,954
2.30%, 05/01/31 (Call 02/01/31)(a)	3,538	2,975,889

S C H E D U L E O F I N V E S T M E N T S	211

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.39%, 05/01/29 (Call 02/01/29)	$3,065	$2,857,600
5.10%, 08/01/33 (Call 05/01/33)	4,510	4,505,685
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	2,863	2,326,645
Realty Income Corp.
1.80%, 03/15/33 (Call 12/15/32)(a)	2,245	1,690,051
2.85%, 12/15/32 (Call 09/15/32)	4,230	3,485,535
3.10%, 12/15/29 (Call 09/15/29)(a)	3,645	3,277,637
3.25%, 06/15/29 (Call 03/15/29)(a)	2,665	2,436,348
3.25%, 01/15/31 (Call 10/15/30)	6,027	5,338,797
4.85%, 03/15/30 (Call 01/15/30)(a)	3,625	3,552,598
4.90%, 07/15/33 (Call 04/15/33)(a)	3,480	3,320,221
5.63%, 10/13/32 (Call 07/13/32)(a)	4,125	4,175,051
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)(a)	2,647	2,343,090
3.70%, 06/15/30 (Call 03/15/30)	3,513	3,202,507
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	1,358	1,099,500
2.15%, 09/01/31 (Call 06/01/31)(a)	4,235	3,347,121
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)(a)	4,568	3,703,684
3.90%, 10/15/29 (Call 07/15/29)(a)	2,424	2,154,723
Safehold GL Holdings LLC
2.80%, 06/15/31 (Call 03/15/31)(a)	2,502	2,032,972
2.85%, 01/15/32 (Call 08/15/31)(a)	755	607,147
6.10%, 04/01/34 (Call 01/01/34)	800	791,656
Scentre Group Trust 1/Scentre Group Trust 2, 4.38%, 05/28/30 (Call 02/28/30)(a)(b)	4,617	4,340,375
Scentre Group Trust 2, 5.13%, 09/24/80 (Call 06/24/30), (5-year CMT + 4.685%)(b)(c)	115	105,252
Simon Property Group LP
2.20%, 02/01/31 (Call 11/01/30)(a)	4,161	3,412,307
2.25%, 01/15/32 (Call 10/15/31)(a)	3,818	3,073,171
2.45%, 09/13/29 (Call 06/13/29)(a)	7,836	6,833,782
2.65%, 07/15/30 (Call 04/15/30)	4,587	3,979,918
2.65%, 02/01/32 (Call 12/01/31)(a)	3,835	3,189,164
5.50%, 03/08/33 (Call 12/08/32)(a)	3,535	3,564,756
6.25%, 01/15/34 (Call 10/15/33)(a)	1,220	1,285,571
Store Capital LLC
2.70%, 12/01/31 (Call 09/01/31)(a)	2,173	1,691,816
2.75%, 11/18/30 (Call 08/18/30)(a)	1,919	1,513,490
4.63%, 03/15/29 (Call 12/15/28)(a)	1,900	1,772,827
Sun Communities Operating LP
2.70%, 07/15/31 (Call 04/15/31)(a)	4,272	3,484,178
4.20%, 04/15/32 (Call 01/15/32)	3,325	2,954,356
5.70%, 01/15/33 (Call 10/15/32)	2,098	2,065,081
Tanger Properties LP, 2.75%, 09/01/31 (Call 06/01/31)(a)	2,293	1,850,062
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/30/29)(b)	3,365	3,062,044
7.38%, 02/13/34 (Call 11/13/33)(b)	150	150,450
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)(a)	970	723,620
2.10%, 08/01/32 (Call 05/01/32)	1,935	1,496,057
2.10%, 06/15/33 (Call 03/15/33)(a)	2,540	1,921,553
3.00%, 08/15/31 (Call 05/15/31)(a)	3,307	2,837,507
3.20%, 01/15/30 (Call 10/15/29)(a)	3,863	3,455,201
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	2,812	2,286,793
3.00%, 01/15/30 (Call 10/15/29)	3,861	3,370,374
4.75%, 11/15/30 (Call 08/15/30)(a)	2,782	2,658,347

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
VICI Properties LP
4.95%, 02/15/30 (Call 12/15/29)(a)	$5,696	$5,422,688
5.13%, 05/15/32 (Call 02/15/32)(a)	8,758	8,218,185
VICI Properties LP/VICI Note Co. Inc.
4.13%, 08/15/30 (Call 02/15/25)(a)(b)	5,520	4,951,308
4.63%, 12/01/29 (Call 12/01/24)(b)	5,756	5,359,412
WEA Finance LLC, 3.50%, 06/15/29 (Call 03/15/29)(a)(b)	4,253	3,691,549
Welltower OP LLC
2.75%, 01/15/31 (Call 10/15/30)	3,327	2,837,957
2.75%, 01/15/32 (Call 10/15/31)(a)	2,555	2,125,436
2.80%, 06/01/31 (Call 03/01/31)(a)	4,758	4,040,052
3.10%, 01/15/30 (Call 10/15/29)	4,380	3,907,339
3.85%, 06/15/32 (Call 03/15/32)(a)	3,455	3,101,827
4.13%, 03/15/29 (Call 12/15/28)	1,130	1,074,917
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	3,025	2,612,878
4.00%, 11/15/29 (Call 08/15/29)	5,072	4,761,593
4.00%, 04/15/30 (Call 01/15/30)	4,588	4,290,941
6.88%, 12/15/33	15	16,139
7.38%, 03/15/32(a)	4,080	4,607,659
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	627	475,152
2.40%, 02/01/31 (Call 11/01/30)(a)	3,244	2,669,939
2.45%, 02/01/32 (Call 11/01/31)	2,951	2,350,416
3.85%, 07/15/29 (Call 04/15/29)(a)	2,106	1,946,941

		603,930,253

Retail — 2.5%
7-Eleven Inc., 1.80%, 02/10/31 (Call 11/10/30)(b)	11,001	8,765,270
Advance Auto Parts Inc., 3.50%, 03/15/32 (Call 12/15/31)(a)	1,945	1,631,353
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (Call 10/25/29)(a)(b)	4,371	3,895,986
5.27%, 02/12/34 (Call 11/12/33)(a)(b)	2,810	2,783,833
AutoNation Inc.
2.40%, 08/01/31 (Call 05/01/31)(a)	2,872	2,274,628
3.85%, 03/01/32 (Call 12/01/31)(a)	4,156	3,628,866
4.75%, 06/01/30 (Call 03/01/30)(a)	3,507	3,335,638
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)(a)	3,873	3,081,621
3.75%, 04/18/29 (Call 01/18/29)(a)	2,040	1,915,837
4.00%, 04/15/30 (Call 01/15/30)(a)	4,520	4,254,357
4.75%, 08/01/32 (Call 05/01/32)(a)	4,675	4,489,333
4.75%, 02/01/33 (Call 11/01/32)(a)	3,155	3,022,579
5.20%, 08/01/33 (Call 05/01/33)(a)	1,905	1,887,773
6.55%, 11/01/33 (Call 08/01/33)	2,640	2,851,976
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)(a)	4,092	3,363,965
Costco Wholesale Corp.
1.60%, 04/20/30 (Call 01/20/30)(a)	10,559	8,797,643
1.75%, 04/20/32 (Call 01/20/32)	6,164	4,929,091
Darden Restaurants Inc., 6.30%, 10/10/33 (Call 07/10/33)	2,020	2,109,995
Dick’s Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)(a)	4,674	3,916,812
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)(a)	6,936	6,275,841
5.00%, 11/01/32 (Call 08/01/32)(a)	4,972	4,832,481
5.45%, 07/05/33 (Call 04/05/33)(a)	4,235	4,206,211

212	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Dollar Tree Inc., 2.65%, 12/01/31 (Call 09/01/31)(a)	$4,876	$4,058,299
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)	3,139	2,527,363
2.75%, 02/01/32 (Call 11/01/31)(a)	3,138	2,586,816
6.88%, 11/01/33 (Call 08/01/33)(a)	2,678	2,925,968
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)	7,297	5,774,275
1.88%, 09/15/31 (Call 06/15/31)(a)	5,752	4,659,349
2.70%, 04/15/30 (Call 01/15/30)	9,324	8,247,072
2.95%, 06/15/29 (Call 03/15/29)	9,921	9,056,529
3.25%, 04/15/32 (Call 01/15/32)(a)	7,309	6,492,672
4.50%, 09/15/32 (Call 06/15/32)(a)	7,212	7,055,031
4.90%, 04/15/29 (Call 03/15/29)	2,735	2,745,549
Lowe’s Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)	7,508	6,096,094
2.63%, 04/01/31 (Call 01/01/31)	8,522	7,260,025
3.65%, 04/05/29 (Call 01/05/29)(a)	509	479,769
3.75%, 04/01/32 (Call 01/01/32)(a)	8,697	7,902,697
4.50%, 04/15/30 (Call 01/15/30)(a)	7,091	6,889,601
5.00%, 04/15/33 (Call 01/15/33)(a)	4,992	4,924,121
5.15%, 07/01/33 (Call 04/01/33)(a)	7,340	7,307,856
6.50%, 03/15/29(a)	1,336	1,430,896
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	4,512	3,861,556
2.63%, 09/01/29 (Call 06/01/29)(a)	6,153	5,506,288
3.60%, 07/01/30 (Call 04/01/30)(a)	5,994	5,554,774
4.60%, 09/09/32 (Call 06/09/32)(a)	4,601	4,492,972
4.95%, 08/14/33 (Call 05/14/33)(a)	4,668	4,630,949
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)(a)	2,688	2,154,441
3.90%, 06/01/29 (Call 03/01/29)	2,742	2,602,888
4.20%, 04/01/30 (Call 01/01/30)	3,360	3,189,395
4.70%, 06/15/32 (Call 03/15/32)(a)	5,350	5,176,307
Ross Stores Inc., 1.88%, 04/15/31 (Call 01/15/31)(a)	3,429	2,785,943
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	4,345	3,715,566
2.55%, 11/15/30 (Call 08/15/30)(a)	7,584	6,514,429
3.00%, 02/14/32 (Call 11/14/31)(a)	6,227	5,408,134
3.55%, 08/15/29 (Call 05/15/29)(a)	5,512	5,170,011
4.80%, 02/15/33 (Call 11/15/32)(a)	3,103	3,060,239
4.90%, 02/15/31 (Call 12/15/30)(a)	2,390	2,361,074
5.00%, 02/15/34 (Call 11/15/33)	1,995	1,963,333
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)(a)	5,111	4,458,841
2.65%, 09/15/30 (Call 06/15/30)(a)	2,904	2,550,319
3.38%, 04/15/29 (Call 01/15/29)	5,500	5,167,041
4.40%, 01/15/33 (Call 10/15/32)(a)	3,138	3,030,733
4.50%, 09/15/32 (Call 06/15/32)(a)	6,158	5,961,671
6.35%, 11/01/32(a)	770	841,171
TJX Companies Inc. (The)
1.60%, 05/15/31 (Call 02/15/31)(a)	3,037	2,450,685
3.88%, 04/15/30 (Call 01/15/30)	3,458	3,279,686
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	4,129	3,320,779
5.25%, 05/15/33 (Call 02/15/33)(a)	4,580	4,555,462
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)(a)	1,865	1,665,612
3.25%, 07/08/29 (Call 04/08/29)(a)	4,000	3,758,708
4.00%, 04/15/30 (Call 02/15/30)(a)	3,441	3,335,643

Security	Par (000)	Value

Retail (continued)
4.10%, 04/15/33 (Call 01/15/33)	$8,175	$7,789,637
4.15%, 09/09/32 (Call 06/09/32)(a)	6,930	6,685,271
7.55%, 02/15/30(a)	2,695	3,121,742

		314,792,371

Savings & Loans — 0.0%
Nationwide Building Society, 3.96%, 07/18/30 (Call 07/18/29), (3-mo. LIBOR US + 1.855%)(b)(c)	5,216	4,773,067

Semiconductors — 2.8%
Advanced Micro Devices Inc., 3.92%, 06/01/32 (Call 03/01/32)(a)	3,101	2,899,139
Analog Devices Inc.
2.10%, 10/01/31 (Call 07/01/31)(a)	5,985	4,944,294
4.25%, 10/01/32 (Call 07/01/32)	200	188,838
Applied Materials Inc., 1.75%, 06/01/30 (Call 03/01/30)(a)	4,844	4,040,264
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(b)	15,576	13,012,386
2.60%, 02/15/33 (Call 11/15/32)(b)	10,040	8,069,817
3.42%, 04/15/33 (Call 01/15/33)(a)(b)	13,001	11,104,046
4.00%, 04/15/29 (Call 02/15/29)(b)	3,968	3,757,142
4.15%, 11/15/30 (Call 08/15/30)	11,203	10,480,682
4.15%, 04/15/32 (Call 01/15/32)(b)	6,947	6,379,955
4.30%, 11/15/32 (Call 08/15/32)	11,619	10,759,870
4.75%, 04/15/29 (Call 01/15/29)	7,583	7,439,100
5.00%, 04/15/30 (Call 01/15/30)(a)	4,361	4,354,370
Foundry JV Holdco LLC, 5.88%, 01/25/34 (Call 10/25/33)(b)	4,455	4,432,419
Intel Corp.
2.00%, 08/12/31 (Call 05/12/31)	7,203	5,848,895
2.45%, 11/15/29 (Call 08/15/29)	11,534	10,108,898
3.90%, 03/25/30 (Call 12/25/29)	8,775	8,256,266
4.00%, 08/05/29 (Call 06/05/29)(a)	5,330	5,097,490
4.00%, 12/15/32	4,321	3,988,927
4.15%, 08/05/32 (Call 05/05/32)(a)	7,045	6,614,649
5.00%, 02/21/31 (Call 12/21/30)	2,645	2,628,186
5.13%, 02/10/30 (Call 12/10/29)	7,313	7,372,639
5.15%, 02/21/34 (Call 11/21/33)	3,020	2,989,102
5.20%, 02/10/33 (Call 11/10/32)(a)	12,495	12,508,878
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)(a)	1,486	1,442,946
4.65%, 07/15/32 (Call 04/15/32)(a)	5,787	5,642,059
4.70%, 02/01/34 (Call 11/01/33)	2,125	2,069,063
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	4,812	4,036,461
4.00%, 03/15/29 (Call 12/15/28)	5,323	5,139,090
Marvell Technology Inc.
2.95%, 04/15/31 (Call 01/15/31)(a)	4,875	4,178,367
5.95%, 09/15/33 (Call 06/15/33)(a)	4,520	4,668,670
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	8,147	6,687,404
4.66%, 02/15/30 (Call 11/15/29)	5,205	5,035,358
5.30%, 01/15/31 (Call 11/15/30)	3,070	3,038,528
5.88%, 02/09/33 (Call 11/09/32)	3,560	3,636,757
5.88%, 09/15/33 (Call 06/15/33)(a)	4,507	4,595,189
6.75%, 11/01/29 (Call 09/01/29)	7,513	7,974,615
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)(a)	7,722	6,450,014
2.85%, 04/01/30 (Call 01/01/30)	8,943	8,053,833

S C H E D U L E O F I N V E S T M E N T S	213

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	$6,212	$5,141,627
2.65%, 02/15/32 (Call 11/15/31)	6,268	5,142,419
3.40%, 05/01/30 (Call 02/01/30)	6,386	5,724,074
4.30%, 06/18/29 (Call 03/18/29)	6,033	5,761,898
5.00%, 01/15/33 (Call 10/15/32)	5,880	5,678,232
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(b)	4,145	3,492,102
4.38%, 10/15/29 (Call 10/15/24)(a)	4,948	4,603,017
QUALCOMM Inc.
1.65%, 05/20/32 (Call 02/20/32)(a)	7,252	5,661,562
2.15%, 05/20/30 (Call 02/20/30)(a)	7,437	6,369,873
4.25%, 05/20/32 (Call 02/20/32)	3,125	2,985,849
5.40%, 05/20/33 (Call 02/20/33)(a)	3,645	3,783,323
SK Hynix Inc.
2.38%, 01/19/31(b)	4,623	3,802,789
6.50%, 01/17/33(a)(b)	4,655	4,931,624
Skyworks Solutions Inc., 3.00%, 06/01/31 (Call 03/01/31)	3,009	2,520,723
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	5,233	4,381,313
1.90%, 09/15/31 (Call 06/15/31)(a)	2,200	1,815,992
2.25%, 09/04/29 (Call 06/04/29)	4,676	4,127,785
3.65%, 08/16/32 (Call 05/16/32)(a)	2,630	2,416,568
4.85%, 02/08/34 (Call 11/08/33)(a)	1,600	1,589,459
4.90%, 03/14/33 (Call 12/14/32)	3,750	3,754,922
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)	8,039	6,809,937
4.13%, 04/22/29 (Call 02/22/29)(a)	2,875	2,792,554
4.25%, 04/22/32 (Call 01/22/32)(a)	5,125	4,995,446
TSMC Global Ltd.
1.38%, 09/28/30 (Call 06/28/30)(a)(b)	6,173	4,955,596
2.25%, 04/23/31 (Call 01/23/31)(b)	8,095	6,801,204
4.63%, 07/22/32 (Call 04/22/32)(a)(b)	2,110	2,082,576
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)(a)	4,834	4,185,970

		346,233,040

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 4.20%, 05/01/30 (Call 02/01/30)(a)	2,827	2,660,863

Software — 1.9%
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	8,136	7,105,459
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)(a)	6,142	5,100,808
2.85%, 01/15/30 (Call 10/15/29)	3,126	2,773,839
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	6,032	5,054,245
2.90%, 12/01/29 (Call 09/01/29)	4,595	4,054,479
Concentrix Corp., 6.85%, 08/02/33 (Call 05/02/33)(a)	3,843	3,757,673
Constellation Software Inc., 5.46%, 02/16/34 (Call 11/16/33)(a)(b)	1,125	1,124,885
Electronic Arts Inc., 1.85%, 02/15/31 (Call 11/15/30)(a)	3,813	3,103,429
Fidelity National Information Services Inc.
2.25%, 03/01/31 (Call 12/01/30)(a)	7,899	6,614,699
3.75%, 05/21/29 (Call 02/21/29)(a)	3,572	3,397,215
5.10%, 07/15/32 (Call 04/15/32)(a)	4,363	4,362,622
Fiserv Inc.
2.65%, 06/01/30 (Call 03/01/30)	6,394	5,508,810
3.50%, 07/01/29 (Call 04/01/29)	18,950	17,410,555

Security	Par (000)	Value

Software (continued)
5.35%, 03/15/31 (Call 01/15/31)	$2,675	$2,677,335
5.45%, 03/15/34 (Call 12/15/33)	2,675	2,671,628
5.60%, 03/02/33 (Call 12/02/32)	5,492	5,541,077
5.63%, 08/21/33 (Call 05/21/33)	5,580	5,638,444
Intuit Inc.
1.65%, 07/15/30 (Call 04/15/30)	3,603	2,955,372
5.20%, 09/15/33 (Call 06/15/33)	6,391	6,457,168
Microsoft Corp., 1.35%, 09/15/30 (Call 06/15/30)(a)(b)	2,332	1,909,418
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(a)(b)	2,390	1,959,925
3.63%, 09/01/30 (Call 03/01/25)(b)	5,360	4,727,693
3.63%, 11/01/31 (Call 11/01/26)(a)(b)	3,815	3,303,712
3.88%, 02/15/31 (Call 06/01/25)(a)(b)	5,990	5,328,394
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	5,910	5,425,380
Oracle Corp.
2.88%, 03/25/31 (Call 12/25/30)	18,459	15,919,499
2.95%, 04/01/30 (Call 01/01/30)(a)	18,468	16,378,218
3.25%, 05/15/30 (Call 02/15/30)(a)	2,896	2,595,881
4.65%, 05/06/30 (Call 03/06/30)(a)	4,624	4,506,583
4.90%, 02/06/33 (Call 11/06/32)(a)	8,841	8,548,760
6.15%, 11/09/29 (Call 09/09/29)(a)	7,417	7,754,225
6.25%, 11/09/32 (Call 08/09/32)	12,953	13,682,549
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)	6,013	4,808,803
2.00%, 06/30/30 (Call 03/30/30)(a)	3,943	3,282,539
2.95%, 09/15/29 (Call 06/15/29)(a)	4,281	3,833,161
Salesforce Inc., 1.95%, 07/15/31 (Call 04/15/31)(a)	8,966	7,342,445
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	9,271	7,437,529
Take-Two Interactive Software Inc., 4.00%, 04/14/32 (Call 01/14/32)	3,228	2,967,788
VMware LLC
2.20%, 08/15/31 (Call 05/15/31)	8,984	7,246,838
4.70%, 05/15/30 (Call 02/15/30)(a)	4,714	4,535,725
Workday Inc.
3.70%, 04/01/29 (Call 02/01/29)	4,240	3,964,697
3.80%, 04/01/32 (Call 01/01/32)(a)	7,855	7,100,080

		239,869,584

Telecommunications — 4.2%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	5,656	4,963,604
3.63%, 04/22/29 (Call 01/22/29)	5,087	4,734,600
4.70%, 07/21/32 (Call 04/21/32)	4,455	4,283,285
AT&T Inc.
2.25%, 02/01/32 (Call 11/01/31)	15,089	12,100,904
2.55%, 12/01/33 (Call 09/01/33)	21,280	16,784,086
2.75%, 06/01/31 (Call 03/01/31)(a)	17,708	15,090,662
4.30%, 02/15/30 (Call 11/15/29)	18,966	18,088,029
4.35%, 03/01/29 (Call 12/01/28)(a)	4,106	3,962,426
5.40%, 02/15/34 (Call 11/15/33)	7,730	7,740,210
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33 (Call 02/11/33)(a)	4,835	4,773,806
5.20%, 02/15/34 (Call 11/15/33)	3,195	3,152,511
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	2,199	1,760,875
Bharti Airtel Ltd., 3.25%, 06/03/31 (Call 03/05/31)(a)(b)	1,690	1,480,156

214	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(a)(b)	$6,844	$6,154,022
9.63%, 12/15/30	14,908	18,247,589
Cisco Systems Inc.
4.95%, 02/26/31 (Call 12/26/30)	5,850	5,852,898
5.05%, 02/26/34 (Call 11/26/33)	6,070	6,110,073
Deutsche Telekom International Finance BV
8.75%, 06/15/30	20,372	24,037,899
9.25%, 06/01/32	3,160	3,988,501
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32 (Call 06/14/32)(b)	490	386,487
Juniper Networks Inc.
2.00%, 12/10/30 (Call 09/10/30)(a)	2,734	2,202,684
3.75%, 08/15/29 (Call 05/15/29)(a)	3,070	2,845,134
Koninklijke KPN NV, 8.38%, 10/01/30	5,482	6,380,232
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	5,635	4,644,580
2.75%, 05/24/31 (Call 02/24/31)	5,512	4,602,330
4.60%, 05/23/29 (Call 02/23/29)(a)	4,741	4,606,725
5.60%, 06/01/32 (Call 03/01/32)(a)	3,802	3,811,669
NBN Co. Ltd.
2.50%, 01/08/32 (Call 10/08/31)(a)(b)	3,590	2,957,951
2.63%, 05/05/31 (Call 02/05/31)(a)(b)	7,113	6,019,575
6.00%, 10/06/33 (Call 07/06/33)(a)(b)	5,045	5,362,343
NTT Finance Corp., 2.07%, 04/03/31 (Call 01/03/31)(b)	5,224	4,295,725
Ooredoo International Finance Ltd., 2.63%, 04/08/31(a)(b)	5,585	4,783,888
Orange SA, 9.00%, 03/01/31	14,941	18,060,494
Rogers Communications Inc.
3.80%, 03/15/32 (Call 12/15/31)	10,995	9,771,443
5.30%, 02/15/34 (Call 11/15/33)(a)	580	569,259
Saudi Telecom Co., 3.89%, 05/13/29(b)	5,615	5,326,296
Sprint Capital Corp., 8.75%, 03/15/32	11,506	13,896,061
Telefonica Europe BV, 8.25%, 09/15/30(a)	13,696	15,570,214
Telefonica Moviles Chile SA, 3.54%, 11/18/31 (Call 08/18/31)(b)	1,270	943,614
TELUS Corp., 3.40%, 05/13/32 (Call 02/13/32)	5,552	4,818,794
T-Mobile USA Inc.
2.25%, 11/15/31 (Call 08/15/31)	5,763	4,675,723
2.40%, 03/15/29 (Call 01/15/29)	2,234	1,967,769
2.55%, 02/15/31 (Call 11/15/30)(a)	14,374	12,119,146
2.70%, 03/15/32 (Call 12/15/31)(a)	5,877	4,891,340
2.88%, 02/15/31 (Call 02/15/26)	6,390	5,495,955
3.38%, 04/15/29 (Call 04/15/24)	12,915	11,840,760
3.50%, 04/15/31 (Call 04/15/26)(a)	14,013	12,503,713
3.88%, 04/15/30 (Call 01/15/30)	39,464	36,631,115
5.05%, 07/15/33 (Call 04/15/33)(a)	14,562	14,242,440
5.15%, 04/15/34 (Call 01/15/34)	1,620	1,595,179
5.20%, 01/15/33 (Call 10/15/32)	7,046	7,004,102
5.75%, 01/15/34 (Call 10/15/33)	1,285	1,322,671
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)(a)	6,787	5,448,486
1.68%, 10/30/30 (Call 07/30/30)	6,814	5,493,269
1.75%, 01/20/31 (Call 10/20/30)	12,630	10,129,318
2.36%, 03/15/32 (Call 12/15/31)	25,960	21,048,069
2.55%, 03/21/31 (Call 12/21/30)	20,757	17,494,546
3.15%, 03/22/30 (Call 12/22/29)	8,726	7,802,771
4.02%, 12/03/29 (Call 09/03/29)	22,212	21,047,456
4.50%, 08/10/33(a)	6,683	6,306,777
5.05%, 05/09/33 (Call 02/09/33)(a)	11,453	11,341,678

Security	Par (000)	Value

Telecommunications (continued)
6.40%, 09/15/33	$3,300	$3,549,598
7.75%, 12/01/30(a)	3,384	3,867,476
Vodafone Group PLC
6.25%, 11/30/32(a)	3,635	3,857,319
7.88%, 02/15/30	8,012	9,090,137
Xiaomi Best Time International Ltd.
2.88%, 07/14/31 (Call 04/14/31)(a)(b)	3,670	3,020,552
3.38%, 04/29/30 (Call 01/29/30)(a)(b)	2,390	2,085,553

		531,034,552

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)(a)	5,295	4,852,575
Mattel Inc., 3.75%, 04/01/29 (Call 04/01/24)(a)(b)	1,970	1,799,180

		6,651,755

Transportation — 1.1%
AP Moller - Maersk A/S
4.50%, 06/20/29 (Call 03/20/29)(a)(b)	3,251	3,180,683
5.88%, 09/14/33 (Call 06/14/33)(b)	4,643	4,676,558
Burlington Northern Santa Fe LLC, 7.95%, 08/15/30(a)	855	993,002
Canadian National Railway Co.
3.85%, 08/05/32 (Call 05/05/32)	4,935	4,538,606
5.85%, 11/01/33 (Call 08/01/33)	1,285	1,364,922
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	3,600	3,035,261
2.45%, 12/02/31 (Call 09/02/31)(a)	8,818	7,841,761
2.88%, 11/15/29 (Call 08/15/29)(a)	3,113	2,766,995
5.75%, 03/15/33(a)	260	266,927
7.13%, 10/15/31(a)	1,832	2,046,479
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	2,907	2,525,537
4.10%, 11/15/32 (Call 08/15/32)(a)	5,673	5,300,410
5.20%, 11/15/33 (Call 08/15/33)(a)	5,180	5,216,057
Empresa de Transporte de Pasajeros Metro SA, 3.65%, 05/07/30 (Call 02/07/30)(a)(b)	2,850	2,592,205
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	6,263	5,230,944
3.10%, 08/05/29 (Call 05/05/29)	6,115	5,548,670
4.25%, 05/15/30 (Call 02/15/30)(a)	4,879	4,653,760
4.90%, 01/15/34(a)	600	584,319
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)(a)	3,286	2,742,641
2.55%, 11/01/29 (Call 08/01/29)	2,856	2,511,722
3.00%, 03/15/32 (Call 12/15/31)(a)	3,823	3,287,750
4.45%, 03/01/33 (Call 12/01/32)(a)	3,313	3,157,404
5.05%, 08/01/30 (Call 06/01/30)	4,020	4,015,499
5.55%, 03/15/34 (Call 12/15/33)	2,605	2,674,383
7.25%, 02/15/31(a)	235	258,523
Ryder System Inc., 6.60%, 12/01/33 (Call 09/01/33)(a)	1,480	1,584,649
TTX Co., 5.75%, 11/22/33 (Call 08/22/33)(a)(b)	1,130	1,181,967
Union Pacific Corp.
2.38%, 05/20/31 (Call 02/20/31)(a)	6,048	5,110,138
2.40%, 02/05/30 (Call 11/05/29)	4,823	4,204,431
2.80%, 02/14/32 (Call 12/15/31)(a)	7,388	6,341,059
3.70%, 03/01/29 (Call 12/01/28)(a)	4,696	4,479,262
4.50%, 01/20/33 (Call 10/20/32)(a)	5,515	5,348,212
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	2,768	2,467,175
3.40%, 03/15/29 (Call 12/15/28)(a)	1,384	1,308,081

S C H E D U L E O F I N V E S T M E N T S	215

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.45%, 04/01/30 (Call 01/01/30)(a)	$4,680	$4,606,603
4.88%, 03/03/33 (Call 12/03/32)(a)	5,758	5,709,245
United Parcel Service of America Inc., 7.62%, 04/01/30(e)	836	941,779
Walmart Inc., 1.80%, 09/22/31 (Call 06/22/31)	10,738	8,805,288

		133,098,907

Trucking & Leasing — 0.2%
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)(a)	2,262	1,773,319
3.50%, 06/01/32 (Call 03/01/32)(a)	2,277	1,969,258
4.00%, 06/30/30 (Call 03/30/30)	2,543	2,355,362
4.70%, 04/01/29 (Call 01/01/29)(a)	2,676	2,616,124
4.90%, 03/15/33 (Call 12/15/32)(a)	1,922	1,830,456
5.45%, 09/15/33 (Call 06/15/33)(a)	1,855	1,844,297
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.35%, 11/01/29 (Call 08/01/29)(b)	1,982	1,763,627
6.20%, 06/15/30 (Call 04/15/30)(b)	3,550	3,677,108
SMBC Aviation Capital Finance DAC, 5.70%, 07/25/33 (Call 04/25/33)(a)(b)	5,888	5,887,499

		23,717,050

Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	2,950	2,444,640
2.80%, 05/01/30 (Call 02/01/30)	3,390	2,975,048
3.45%, 06/01/29 (Call 03/01/29)(a)	2,912	2,707,813
4.45%, 06/01/32 (Call 03/01/32)(a)	4,960	4,744,384
5.15%, 03/01/34 (Call 12/01/33)	2,700	2,677,592
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)(a)	3,343	2,743,245
2.70%, 04/15/30 (Call 01/15/30)(a)	2,634	2,266,710
3.57%, 05/01/29 (Call 02/01/29)(a)	1,937	1,796,097
5.38%, 01/15/34 (Call 10/15/33)	1,810	1,780,001

		24,135,530

Total Corporate Bonds & Notes — 98.4% (Cost: $13,311,681,668)		12,347,796,947

Foreign Government Obligations(f)

South Korea — 0.1%
Korea Gas Corp., 2.00%, 07/13/31(b)	2,620	2,128,185
Korea Housing Finance Corp., 4.63%, 02/24/33(b)	2,560	2,469,680

Security	Par (000)	Value

South Korea (continued)
Korea National Oil Corp.
2.38%, 04/07/31(b)	$1,900	$1,595,718
2.63%, 04/18/32(b)	3,270	2,717,473

		8,911,056

Total Foreign Government Obligations — 0.1% (Cost: $9,858,391)		8,911,056

Total Long-Term Investments — 98.5% (Cost: $13,321,540,059)		12,356,708,003

	Shares

Short-Term Securities

Money Market Funds — 14.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(g)(h)(i)	1,730,932,354	1,731,797,820
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(g)(h)	58,470,000	58,470,000

Total Short-Term Securities — 14.3% (Cost: $1,789,642,318)		1,790,267,820

Total Investments — 112.8% (Cost: $15,111,182,377)		14,146,975,823

Liabilities in Excess of Other Assets — (12.8)%		(1,607,375,229)

Net Assets — 100.0%		$12,539,600,594

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

216	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 5-10 Year Investment Grade Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,290,306,207	$441,696,772	(a)	$—	$(95,544)	$(109,615)	$1,731,797,820	1,730,932,354	$5,874,822	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	19,842,000	38,628,000	(a)	—	—	—	58,470,000	58,470,000	2,297,629		—

					$(95,544)	$(109,615)	$1,790,267,820		$8,172,451		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$12,347,796,947	$—	$12,347,796,947
Foreign Government Obligations	—	8,911,056	—	8,911,056
Short-Term Securities
Money Market Funds	1,790,267,820	—	—	1,790,267,820

	$1,790,267,820	$12,356,708,003	$—	$14,146,975,823

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	217

Schedule of Investments February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41 (Call 09/01/40)(a)	$217	$159,255
5.40%, 10/01/48 (Call 04/01/48)	278	257,254

		416,509

Aerospace & Defense — 2.5%
Airbus SE, 3.95%, 04/10/47 (Call 10/10/46)(a)(b)	465	381,669
BAE Systems Holdings Inc., 4.75%, 10/07/44(b)	194	172,713
BAE Systems PLC
3.00%, 09/15/50 (Call 03/15/50)(b)	257	172,272
5.80%, 10/11/41(b)	772	778,564
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	765	615,037
3.30%, 03/01/35 (Call 09/01/34)	349	272,999
3.38%, 06/15/46 (Call 12/15/45)(a)	387	262,712
3.50%, 03/01/39 (Call 09/01/38)	157	119,091
3.50%, 03/01/45 (Call 09/01/44)	358	246,288
3.55%, 03/01/38 (Call 09/01/37)	413	319,581
3.60%, 05/01/34 (Call 02/01/34)	379	318,563
3.63%, 03/01/48 (Call 09/01/47)(a)	315	218,221
3.65%, 03/01/47 (Call 09/01/46)(a)	242	170,185
3.75%, 02/01/50 (Call 08/01/49)(a)	1,080	766,755
3.83%, 03/01/59 (Call 09/01/58)	283	196,444
3.85%, 11/01/48 (Call 05/01/48)	290	210,288
3.90%, 05/01/49 (Call 11/01/48)	799	589,743
3.95%, 08/01/59 (Call 02/01/59)(a)	1,097	781,912
5.71%, 05/01/40 (Call 11/01/39)	2,453	2,389,484
5.81%, 05/01/50 (Call 11/01/49)(a)	4,619	4,452,163
5.88%, 02/15/40(a)	412	405,877
5.93%, 05/01/60 (Call 11/01/59)	3,021	2,892,270
6.63%, 02/15/38(a)	226	239,974
6.88%, 03/15/39	392	425,564
General Dynamics Corp.
2.85%, 06/01/41 (Call 12/01/40)	227	164,477
3.60%, 11/15/42 (Call 05/15/42)	634	506,310
4.25%, 04/01/40 (Call 10/01/39)	569	505,901
4.25%, 04/01/50 (Call 10/01/49)	608	524,346
Howmet Aerospace Inc., 5.95%, 02/01/37(a)	630	639,703
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	293	278,527
5.05%, 04/27/45 (Call 10/27/44)	382	357,903
5.60%, 07/31/53 (Call 01/31/53)	419	422,395
6.15%, 12/15/40	490	514,714
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	751	496,565
3.60%, 03/01/35 (Call 09/01/34)	915	800,820
3.80%, 03/01/45 (Call 09/01/44)	904	732,417
4.07%, 12/15/42	1,123	961,772
4.09%, 09/15/52 (Call 03/15/52)	1,295	1,076,653
4.15%, 06/15/53 (Call 12/15/52)	640	531,016
4.30%, 06/15/62 (Call 12/15/61)	499	417,804
4.50%, 05/15/36 (Call 11/15/35)	377	356,385
4.70%, 05/15/46 (Call 11/15/45)	1,082	997,205
4.80%, 08/15/34 (Call 05/15/34)	400	391,135
5.20%, 02/15/55 (Call 08/15/54)	540	530,430
5.20%, 02/15/64 (Call 08/15/63)	290	283,212
5.70%, 11/15/54 (Call 05/15/54)(a)	827	872,935
5.72%, 06/01/40	333	348,847
5.90%, 11/15/63 (Call 05/15/63)	595	647,776
Series B, 6.15%, 09/01/36	660	714,288

Security	Par (000)	Value

Aerospace & Defense (continued)
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	$659	$523,933
4.03%, 10/15/47 (Call 04/15/47)	1,997	1,611,796
4.75%, 06/01/43	852	773,772
4.95%, 03/15/53 (Call 09/15/52)(a)	828	765,232
5.05%, 11/15/40	255	244,406
5.15%, 05/01/40 (Call 11/01/39)	122	118,432
5.20%, 06/01/54 (Call 12/01/53)	1,000	959,197
5.25%, 05/01/50 (Call 11/01/49)	838	807,941
RTX Corp.
2.82%, 09/01/51 (Call 03/01/51)	901	563,399
3.03%, 03/15/52 (Call 09/15/51)	1,089	711,888
3.13%, 07/01/50 (Call 01/01/50)(a)	985	662,532
3.75%, 11/01/46 (Call 05/01/46)	1,120	854,901
4.05%, 05/04/47 (Call 11/04/46)	619	495,996
4.15%, 05/15/45 (Call 11/16/44)	788	646,623
4.20%, 12/15/44 (Call 06/15/44)(a)	335	265,227
4.35%, 04/15/47 (Call 10/15/46)	953	797,757
4.45%, 11/16/38 (Call 05/16/38)	513	457,282
4.50%, 06/01/42	3,150	2,754,075
4.63%, 11/16/48 (Call 05/16/48)	1,592	1,391,082
4.70%, 12/15/41	300	268,111
4.80%, 12/15/43 (Call 06/15/43)	124	111,608
4.88%, 10/15/40	277	255,563
5.38%, 02/27/53 (Call 08/27/52)(a)	1,265	1,227,081
5.40%, 05/01/35	230	231,718
5.70%, 04/15/40	440	441,454
6.05%, 06/01/36	470	489,404
6.13%, 07/15/38(a)	575	606,141
6.40%, 03/15/54 (Call 09/15/53)(a)	1,525	1,688,176

		52,196,632

Agriculture — 1.4%
Altria Group Inc.
3.40%, 02/04/41 (Call 08/04/40)	1,164	837,079
3.70%, 02/04/51 (Call 08/04/50)	1,304	887,827
3.88%, 09/16/46 (Call 03/16/46)	1,176	865,221
4.00%, 02/04/61 (Call 08/04/60)	839	603,661
4.25%, 08/09/42	772	618,883
4.45%, 05/06/50 (Call 11/06/49)	507	399,826
4.50%, 05/02/43(a)	599	497,287
5.38%, 01/31/44(a)	1,554	1,510,288
5.80%, 02/14/39 (Call 08/14/38)(a)	1,496	1,491,814
5.95%, 02/14/49 (Call 08/14/48)(a)	2,164	2,155,742
6.20%, 02/14/59 (Call 08/14/58)	226	229,654
Archer-Daniels-Midland Co.
2.70%, 09/15/51 (Call 03/15/51)	450	284,603
3.75%, 09/15/47 (Call 03/15/47)	239	181,131
4.02%, 04/16/43(a)	328	268,936
4.50%, 03/15/49 (Call 09/15/48)(a)	304	264,184
4.54%, 03/26/42(a)	386	344,707
5.38%, 09/15/35	750	748,930
5.77%, 03/01/41(c)	169	170,971
BAT Capital Corp.
3.73%, 09/25/40 (Call 03/25/40)	513	373,102
3.98%, 09/25/50 (Call 03/25/50)	1,023	698,236
4.39%, 08/15/37 (Call 02/15/37)	2,057	1,686,950
4.54%, 08/15/47 (Call 02/15/47)	2,013	1,509,798
4.76%, 09/06/49 (Call 03/06/49)	952	736,505
5.28%, 04/02/50 (Call 10/02/49)	375	310,925
5.65%, 03/16/52 (Call 09/16/51)	483	424,260
7.08%, 08/02/43 (Call 02/02/43)	657	684,656

218	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
7.08%, 08/02/53 (Call 02/02/53)	$1,037	$1,073,523
Cargill Inc.
3.13%, 05/25/51 (Call 11/25/50)(a)(b)	665	456,711
3.88%, 05/23/49 (Call 11/23/48)(b)	258	203,108
4.38%, 04/22/52 (Call 10/22/51)(a)(b)	486	420,317
4.76%, 11/23/45(a)(b)	484	443,329
Philip Morris International Inc.
3.88%, 08/21/42	639	503,998
4.13%, 03/04/43	658	538,461
4.25%, 11/10/44	1,115	919,370
4.38%, 11/15/41	658	559,320
4.50%, 03/20/42	662	572,093
4.88%, 11/15/43	661	594,970
6.38%, 05/16/38	1,378	1,486,794
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	618	590,311
5.85%, 08/15/45 (Call 02/15/45)	1,844	1,675,281
6.15%, 09/15/43	531	513,500
7.25%, 06/15/37	476	509,234

		29,845,496

Apparel — 0.2%
NIKE Inc.
3.25%, 03/27/40 (Call 09/27/39)	529	420,312
3.38%, 11/01/46 (Call 05/01/46)	594	451,235
3.38%, 03/27/50 (Call 09/27/49)(a)	1,337	1,014,603
3.63%, 05/01/43 (Call 11/01/42)	800	654,215
3.88%, 11/01/45 (Call 05/01/45)	898	743,389
VF Corp., 6.45%, 11/01/37(a)	245	237,523

		3,521,277

Auto Manufacturers — 0.5%
Cummins Inc.
2.60%, 09/01/50 (Call 03/01/50)(a)	269	169,383
4.88%, 10/01/43 (Call 04/01/43)	462	437,237
5.45%, 02/20/54 (Call 08/20/53)	235	236,289
Ford Motor Co.
4.75%, 01/15/43(a)	1,760	1,423,870
5.29%, 12/08/46 (Call 06/08/46)(a)	1,113	962,491
7.40%, 11/01/46	425	455,931
General Motors Co.
5.00%, 04/01/35	644	601,729
5.15%, 04/01/38 (Call 10/01/37)	799	740,155
5.20%, 04/01/45	1,096	967,342
5.40%, 04/01/48 (Call 10/01/47)	692	619,616
5.95%, 04/01/49 (Call 10/01/48)(a)	825	794,692
6.25%, 10/02/43	1,169	1,174,043
6.60%, 04/01/36 (Call 10/01/35)(a)	1,245	1,309,910
6.75%, 04/01/46 (Call 10/01/45)(a)	682	721,295

		10,613,983

Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)(a)	1,304	818,332
4.40%, 10/01/46 (Call 04/01/46)	125	97,112
5.40%, 03/15/49 (Call 09/15/48)(a)	230	206,541
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52 (Call 11/01/51)	872	667,179
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)(a)	240	195,474

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Lear Corp.
3.55%, 01/15/52 (Call 07/15/51)	$235	$159,665
5.25%, 05/15/49 (Call 11/15/48)(a)	407	366,482

		2,510,785

Banks — 7.6%
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40), (1-day SOFR + 1.930%)(d)	4,213	2,933,480
2.83%, 10/24/51 (Call 10/24/50), (1-day SOFR + 1.880%)(d)	1,069	685,379
2.97%, 07/21/52 (Call 07/21/51), (1-day SOFR + 1.560%)(a)(d)	1,437	956,123
3.31%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.580%)(d)	2,674	2,024,949
3.95%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.452%)(d)	1,102	892,728
4.08%, 04/23/40 (Call 04/23/39), (3-mo. SOFR + 1.582%)(d)	1,292	1,103,994
4.08%, 03/20/51 (Call 03/20/50), (3-mo. SOFR + 3.412%)(d)	4,249	3,429,789
4.24%, 04/24/38 (Call 04/24/37), (3-mo. SOFR + 2.076%)(d)	1,418	1,257,900
4.33%, 03/15/50 (Call 03/15/49), (3-mo. SOFR + 1.782%)(d)	1,803	1,533,942
4.44%, 01/20/48 (Call 01/20/47), (3-mo. SOFR + 2.252%)(d)	1,739	1,506,519
4.88%, 04/01/44	417	394,282
5.00%, 01/21/44	1,615	1,545,564
5.88%, 02/07/42	1,279	1,347,807
6.11%, 01/29/37	1,572	1,648,295
7.75%, 05/14/38	1,392	1,671,193
Series L, 4.75%, 04/21/45	588	533,917
Series N, 3.48%, 03/13/52 (Call 03/13/51), (1-day SOFR + 1.650%)(d)	939	689,393
Bank of America NA, 6.00%, 10/15/36	1,056	1,101,893
Barclays PLC
3.33%, 11/24/42 (Call 11/24/41), (1-year CMT + 1.300%)(d)	712	515,451
3.81%, 03/10/42 (Call 03/10/41), (1-year CMT + 1.700%)(a)(d)	710	532,427
4.95%, 01/10/47(a)	1,451	1,319,042
5.25%, 08/17/45(a)	1,558	1,489,189
BNP Paribas SA, 2.82%, 01/26/41(a)(b)	694	468,321
BPCE SA, 3.58%, 10/19/42 (Call 10/19/41), (1-day SOFR + 1.952%)(a)(b)(d)	309	218,208
Citigroup Inc.
2.90%, 11/03/42 (Call 11/03/41), (1-day SOFR + 1.379%)(d)	943	668,742
3.88%, 01/24/39 (Call 01/24/38), (3-mo. SOFR + 1.430%)(d)	425	357,653
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(d)	1,085	920,682
4.65%, 07/30/45	1,104	992,919
4.65%, 07/23/48 (Call 06/23/48)	2,292	2,039,720
4.75%, 05/18/46	1,848	1,626,575
5.30%, 05/06/44	769	734,358
5.32%, 03/26/41 (Call 03/26/40), (1-day SOFR + 4.548%)(d)	1,109	1,084,506
5.88%, 01/30/42(a)	819	860,115
6.13%, 08/25/36	468	480,487
6.68%, 09/13/43	895	987,423

S C H E D U L E O F I N V E S T M E N T S	219

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.88%, 03/05/38	$189	$204,564
6.88%, 02/15/98	129	147,508
8.13%, 07/15/39	1,618	2,054,678
Commonwealth Bank of Australia
3.31%, 03/11/41(a)(b)	962	689,551
3.74%, 09/12/39(a)(b)	900	706,694
3.90%, 07/12/47(b)	1,179	967,785
4.32%, 01/10/48(a)(b)	1,002	804,408
Cooperatieve Rabobank UA
5.25%, 05/24/41	1,200	1,212,728
5.25%, 08/04/45	307	297,947
5.75%, 12/01/43	1,243	1,250,613
5.80%, (a)(b)	220	197,997
Credit Agricole SA, 2.81%, 01/11/41(b)	884	593,601
Fifth Third Bancorp., 8.25%, 03/01/38	603	712,976
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(d)	1,136	805,196
3.21%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.513%)(d)	1,893	1,408,601
3.44%, 02/24/43 (Call 02/24/42), (1-day SOFR + 1.632%)(a)(d)	1,591	1,210,290
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.635%)(d)	1,810	1,546,406
4.41%, 04/23/39 (Call 04/23/38), (3-mo. SOFR + 1.692%)(d)	1,116	987,566
4.75%, 10/21/45 (Call 04/21/45)	1,635	1,493,927
4.80%, 07/08/44 (Call 01/08/44)	1,738	1,587,414
5.15%, 05/22/45(a)	1,891	1,804,692
6.25%, 02/01/41	2,087	2,246,587
6.45%, 05/01/36(a)	701	746,830
6.75%, 10/01/37	4,249	4,618,456
HSBC Bank USA NA, 7.00%, 01/15/39	765	875,091
HSBC Bank USA NA/New York, 5.63%, 08/15/35	331	324,449
HSBC Holdings PLC
5.25%, 03/14/44(a)	1,131	1,076,880
6.10%, 01/14/42(a)	748	819,913
6.33%, 03/09/44 (Call 03/09/43), (1-day SOFR + 2.650%)(d)	2,323	2,442,325
6.50%, 05/02/36	1,707	1,782,413
6.50%, 09/15/37(a)	1,420	1,495,392
6.50%, 09/15/37	824	844,440
6.80%, 06/01/38 (a)	940	999,900
HSBC USA Inc., 7.20%, 07/15/97	252	301,084
Intesa Sanpaolo SpA
7.78%, 06/20/54 (Call 06/20/53), (1-year CMT + 3.900%)(b)(d)	1,285	1,298,352
7.80%, 11/28/53(b)	1,285	1,388,230
JPMorgan Chase & Co.
2.53%, 11/19/41 (Call 11/19/40), (3-mo. SOFR + 1.510%)(a)(d)	1,409	968,202
3.11%, 04/22/41 (Call 04/22/40), (3-mo. SOFR + 2.460%)(d)	1,331	1,001,396
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(d)	1,938	1,329,928
3.16%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.460%)(d)	1,690	1,267,178
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(d)	2,700	1,916,744
3.88%, 07/24/38 (Call 07/24/37), (3-mo. SOFR + 1.622%)(d)	2,086	1,779,335

Security	Par (000)	Value

Banks (continued)
3.90%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.482%)(d)	$1,747	$1,394,998
3.96%, 11/15/48 (Call 11/15/47), (3-mo. SOFR + 1.642%)(d)	3,009	2,415,416
4.03%, 07/24/48 (Call 07/24/47), (3-mo. SOFR + 1.722%)(d)	1,437	1,168,164
4.26%, 02/22/48 (Call 02/22/47), (3-mo. SOFR + 1.842%)(d)	1,883	1,600,090
4.85%, 02/01/44	818	768,111
4.95%, 06/01/45(a)	1,584	1,487,187
5.40%, 01/06/42	1,027	1,039,768
5.50%, 10/15/40	1,109	1,133,948
5.60%, 07/15/41(a)	1,467	1,513,566
5.63%, 08/16/43(a)	1,008	1,034,515
6.40%, 05/15/38	2,082	2,322,825
Lloyds Banking Group PLC
3.37%, 12/14/46 (Call 09/14/41), (5-year CMT + 1.500%)(d)	725	492,993
4.34%, 01/09/48	1,242	978,123
5.30%, 12/01/45(a)	612	570,395
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	1,226	1,045,352
4.15%, 03/07/39	309	278,208
4.29%, 07/26/38(a)	199	184,249
Morgan Stanley
2.80%, 01/25/52 (Call 01/25/51), (1-day SOFR + 1.430%)(a)(d)	1,855	1,192,707
3.22%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.485%)(d)	1,499	1,126,963
3.97%, 07/22/38 (Call 07/22/37)(d)	1,307	1,115,065
4.30%, 01/27/45	2,279	1,975,088
4.38%, 01/22/47	1,988	1,715,494
4.46%, 04/22/39 (Call 04/22/38), (3-mo. SOFR + 1.693%)(d)	619	556,011
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.840%)(a)(d)	1,839	1,909,418
6.38%, 07/24/42	1,627	1,809,604
MUFG Bank Ltd., 4.70%, 03/10/44(b)	105	94,057
National Australia Bank Ltd., 2.65%, 01/14/41(b)	579	374,180
Regions Bank/Birmingham AL, 6.45%, 06/26/37	402	407,966
Regions Financial Corp., 7.38%, 12/10/37(a)	200	224,187
Societe Generale SA
3.63%, 03/01/41(a)(b)	754	504,883
4.03%, 01/21/43 (Call 01/21/42), (1-year CMT + 1.900%)(b)(d)	535	372,441
5.63%, 11/24/45(a)(b)	210	180,490
7.13%, 01/19/55 (Call 01/19/54), (1-year CMT + 2.950%)(b)(d)	795	771,590
7.37%, 01/10/53(a)(b)	1,017	1,040,894
Standard Chartered PLC
5.30%, 01/09/43(a)(b)	697	628,385
5.70%, 03/26/44(b)	1,191	1,164,231
Sumitomo Mitsui Financial Group Inc.
2.30%, 01/12/41	292	196,611
2.93%, 09/17/41(a)	593	440,857
3.05%, 01/14/42	225	170,438
6.18%, 07/13/43	818	896,383
UBS AG/London, 4.50%, 06/26/48	1,106	1,012,997
UBS Group AG
3.18%, 02/11/43 (Call 02/11/42), (1-year CMT + 1.100%)(b)(d)	1,342	966,202

220	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.88%, 05/15/45(a)	$1,851	$1,700,873
5.70%, 02/08/35 (Call 02/08/34), (1-year CMT + 1.770%)(b)(d)	800	791,266
6.30%, 09/22/34 (Call 09/22/33), (1-year CMT + 2.000%)(b)(d)	400	413,514
Wachovia Corp.
5.50%, 08/01/35	769	754,087
7.50%, 04/15/35	221	252,653
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40), (1-day SOFR + 2.530%)(d)	2,767	2,043,365
3.90%, 05/01/45(a)	1,852	1,482,221
4.40%, 06/14/46	1,960	1,614,314
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(d)	2,355	2,053,096
4.65%, 11/04/44	1,585	1,368,664
4.75%, 12/07/46	1,770	1,530,159
4.90%, 11/17/45	1,754	1,554,869
5.01%, 04/04/51 (Call 04/04/50), (3-mo. SOFR + 4.502%)(d)	4,388	4,057,558
5.38%, 02/07/35(a)	500	504,968
5.38%, 11/02/43	1,485	1,419,793
5.61%, 01/15/44	1,932	1,874,369
5.95%, 12/01/86 (Call 12/15/36)	304	309,697
Wells Fargo Bank NA
5.85%, 02/01/37	900	920,443
5.95%, 08/26/36	445	455,355
6.60%, 01/15/38	1,225	1,320,035
Westpac Banking Corp.
2.96%, 11/16/40(a)	757	517,211
3.13%, 11/18/41	814	563,498
4.42%, 07/24/39	710	616,214

		159,154,504

Beverages — 2.6%
Anheuser-Busch Companies LLC/ Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	4,626	4,427,593
4.90%, 02/01/46 (Call 08/01/45)	7,957	7,356,213
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	695	627,037
4.70%, 02/01/36 (Call 08/01/35)	715	684,334
4.90%, 02/01/46 (Call 08/01/45)	1,637	1,513,400
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42(a)	165	134,134
4.35%, 06/01/40 (Call 12/01/39)	918	822,006
4.38%, 04/15/38 (Call 10/15/37)	1,268	1,159,541
4.44%, 10/06/48 (Call 04/06/48)	2,087	1,826,739
4.50%, 06/01/50 (Call 12/01/49)	50	45,075
4.60%, 04/15/48 (Call 10/15/47)	746	670,341
4.75%, 04/15/58 (Call 10/15/57)(a)	878	797,104
4.95%, 01/15/42	1,170	1,116,022
5.45%, 01/23/39 (Call 07/23/38)	1,835	1,866,056
5.55%, 01/23/49 (Call 07/23/48)	3,121	3,199,526
5.80%, 01/23/59 (Call 07/23/58)	1,779	1,888,528
5.88%, 06/15/35	430	455,524
8.00%, 11/15/39	404	507,871
8.20%, 01/15/39	1,148	1,479,102
Bacardi Ltd.
5.15%, 05/15/38 (Call 11/15/37)(b)	252	237,944
5.30%, 05/15/48 (Call 11/15/47)(a)(b)	543	505,650

Security	Par (000)	Value

Beverages (continued)
Bacardi Ltd./Bacardi-Martini BV, 5.90%, 06/15/43 (Call 12/15/42)(a)(b)	$223	$220,989
Brown-Forman Corp.
3.75%, 01/15/43 (Call 07/15/42)(a)	320	252,782
4.00%, 04/15/38 (Call 10/15/37)(a)	290	253,292
4.50%, 07/15/45 (Call 01/15/45)(a)	225	199,455
Coca-Cola Co. (The)
2.50%, 06/01/40	683	487,912
2.50%, 03/15/51	1,404	878,722
2.60%, 06/01/50	1,545	999,584
2.75%, 06/01/60(a)	808	512,605
2.88%, 05/05/41	612	459,079
3.00%, 03/05/51(a)	1,584	1,116,129
4.20%, 03/25/50	607	536,252
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	239	230,394
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	539	403,328
4.10%, 02/15/48 (Call 08/15/47)	474	380,975
4.50%, 05/09/47 (Call 11/09/46)(a)	404	340,835
5.25%, 11/15/48 (Call 05/15/48)(a)	479	453,224
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)(a)	483	409,263
5.88%, 09/30/36	467	497,942
Diageo Investment Corp.
4.25%, 05/11/42(a)	460	408,957
7.45%, 04/15/35	510	600,172
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	590	439,320
Heineken NV
4.00%, 10/01/42(b)	486	400,441
4.35%, 03/29/47 (Call 09/29/46)(a)(b)	190	166,179
Keurig Dr Pepper Inc.
3.35%, 03/15/51 (Call 09/15/50)	577	402,939
3.80%, 05/01/50 (Call 11/01/49)	777	591,082
4.42%, 12/15/46 (Call 06/15/46)	391	327,701
4.50%, 11/15/45 (Call 05/15/45)	500	431,337
4.50%, 04/15/52 (Call 10/15/51)	1,086	922,110
5.09%, 05/25/48 (Call 11/25/47)	235	220,110
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	1,451	1,185,320
5.00%, 05/01/42	1,033	961,640
PepsiCo Inc.
2.63%, 10/21/41 (Call 04/21/41)	537	385,477
2.75%, 10/21/51 (Call 04/21/51)(a)	1,021	671,975
2.88%, 10/15/49 (Call 04/15/49)	1,002	692,524
3.38%, 07/29/49 (Call 01/29/49)	715	538,916
3.45%, 10/06/46 (Call 04/06/46)(a)	962	746,986
3.50%, 03/19/40 (Call 09/19/39)	65	53,190
3.60%, 08/13/42(a)	250	202,147
3.63%, 03/19/50 (Call 09/19/49)	904	713,503
3.88%, 03/19/60 (Call 09/19/59)	354	283,376
4.00%, 03/05/42(a)	512	455,002
4.00%, 05/02/47 (Call 11/02/46)	495	413,726
4.20%, 07/18/52 (Call 01/18/52)	450	391,860
4.25%, 10/22/44 (Call 04/22/44)	55	47,687
4.45%, 04/14/46 (Call 10/14/45)	794	718,660
4.60%, 07/17/45 (Call 01/17/45)	350	315,851
4.65%, 02/15/53 (Call 08/15/52)	619	576,743
4.88%, 11/01/40(a)	342	335,769
5.50%, 01/15/40(a)	100	104,331

S C H E D U L E O F I N V E S T M E N T S	221

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Pernod Ricard International Finance LLC, 2.75%, 10/01/50 (Call 04/01/50)(b)	$204	$127,953
Pernod Ricard SA, 5.50%, 01/15/42(a)(b)	756	764,040

		55,549,526

Biotechnology — 1.8%
Amgen Inc.
2.77%, 09/01/53 (Call 03/01/53)	825	503,563
2.80%, 08/15/41 (Call 02/15/41)	737	525,574
3.00%, 01/15/52 (Call 07/15/51)(a)	863	576,496
3.15%, 02/21/40 (Call 08/21/39)	1,429	1,072,071
3.38%, 02/21/50 (Call 08/21/49)	1,928	1,383,892
4.20%, 02/22/52 (Call 08/22/51)	914	739,112
4.40%, 05/01/45 (Call 11/01/44)	2,105	1,797,113
4.40%, 02/22/62 (Call 08/22/61)	1,004	807,436
4.56%, 06/15/48 (Call 12/15/47)	1,137	985,508
4.66%, 06/15/51 (Call 12/15/50)	2,977	2,590,849
4.88%, 03/01/53 (Call 09/01/52)	830	744,729
4.95%, 10/01/41	413	384,591
5.15%, 11/15/41 (Call 05/15/41)	716	681,041
5.60%, 03/02/43 (Call 09/02/42)	2,268	2,270,473
5.65%, 06/15/42 (Call 12/15/41)	406	407,379
5.65%, 03/02/53 (Call 09/02/52)	3,483	3,481,551
5.75%, 03/15/40(a)	357	361,446
5.75%, 03/02/63 (Call 09/02/62)	2,244	2,244,208
6.38%, 06/01/37	391	418,656
6.40%, 02/01/39	310	335,173
6.90%, 06/01/38(a)	265	296,557
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)(a)	340	327,895
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	1,341	885,832
3.25%, 02/15/51 (Call 08/15/50)(a)	602	412,132
5.20%, 09/15/45 (Call 03/15/45)	881	830,350
CSL Finance PLC
4.63%, 04/27/42 (Call 10/27/41)(a)(b)	335	305,741
4.75%, 04/27/52 (Call 10/27/51)(a)(b)	929	839,922
4.95%, 04/27/62 (Call 10/27/61)(a)(b)	369	334,285
Gilead Sciences Inc.
2.60%, 10/01/40 (Call 04/01/40)	499	348,375
2.80%, 10/01/50 (Call 04/01/50)	1,324	853,263
4.00%, 09/01/36 (Call 03/01/36)	520	460,101
4.15%, 03/01/47 (Call 09/01/46)	1,513	1,250,559
4.50%, 02/01/45 (Call 08/01/44)	1,514	1,332,316
4.60%, 09/01/35 (Call 03/01/35)(a)	567	538,132
4.75%, 03/01/46 (Call 09/01/45)	1,916	1,741,659
4.80%, 04/01/44 (Call 10/01/43)	1,519	1,395,174
5.55%, 10/15/53 (Call 04/15/53)	865	881,714
5.65%, 12/01/41 (Call 06/01/41)	1,138	1,159,703
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	651	405,179
Royalty Pharma PLC
3.30%, 09/02/40 (Call 03/02/40)(a)	718	526,956
3.35%, 09/02/51 (Call 03/02/51)	621	406,455
3.55%, 09/02/50 (Call 03/02/50)(a)	878	597,667

		38,440,828

Building Materials — 0.5%
Carrier Global Corp.
3.38%, 04/05/40 (Call 10/05/39)	1,017	784,849
3.58%, 04/05/50 (Call 10/05/49)(a)	1,678	1,237,990
6.20%, 03/15/54 (Call 09/15/53)	1,355	1,478,967

Security	Par (000)	Value

Building Materials (continued)
CRH America Finance Inc.
4.40%, 05/09/47 (Call 11/09/46)(b)	$200	$172,045
4.50%, 04/04/48 (Call 10/04/47)(b)	408	359,450
CRH America Inc., 5.13%, 05/18/45 (Call 11/18/44)(b)	381	360,073
Fortune Brands Innovations Inc., 4.50%, 03/25/52 (Call 09/25/51)(a)	356	288,501
Holcim Capital Corp. Ltd., 6.50%, 09/12/43(b)	345	345,266
Holcim Finance U.S. LLC, 4.75%, 09/22/46 (Call 03/22/46)(b)	200	175,863
Holcim U.S. Finance Luxembourg SA, 6.88%, 09/29/39(b)	200	212,033
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	428	367,811
4.63%, 07/02/44 (Call 01/02/44)	376	327,764
4.95%, 07/02/64 (Call 01/02/64)(c)	251	222,459
5.13%, 09/14/45 (Call 03/14/45)	329	305,682
6.00%, 01/15/36	178	187,049
Lafarge SA, 7.13%, 07/15/36	265	293,046
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	718	496,400
4.25%, 12/15/47 (Call 06/15/47)	379	314,702
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	224	149,332
4.50%, 05/15/47 (Call 11/15/46)(a)	177	147,694
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)(a)	404	331,382
4.40%, 01/30/48 (Call 07/30/47)	369	304,811
7.00%, 12/01/36	369	410,342
Trane Technologies Financing Ltd.
4.50%, 03/21/49 (Call 09/21/48)(a)	163	144,550
4.65%, 11/01/44 (Call 05/01/44)	172	154,667
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)(a)	93	79,546
5.75%, 06/15/43	453	465,879
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	205	223,734
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)(a)	575	496,681
4.70%, 03/01/48 (Call 09/01/47)	382	341,178

		11,179,746

Chemicals — 1.6%
Air Liquide Finance SA, 3.50%, 09/27/46 (Call 03/27/46)(b)	390	306,743
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	331	238,341
2.80%, 05/15/50 (Call 11/15/49)	706	470,106
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)	147	133,732
5.65%, 06/01/52 (Call 12/01/51)(a)	370	333,782
CF Industries Inc.
4.95%, 06/01/43	900	800,270
5.38%, 03/15/44	599	560,042
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	1,001	728,876
4.25%, 10/01/34 (Call 04/01/34)(a)	654	601,965
4.38%, 11/15/42 (Call 05/15/42)	1,116	938,684
4.63%, 10/01/44 (Call 04/01/44)	331	286,038
4.80%, 05/15/49 (Call 11/15/48)	595	519,259
5.25%, 11/15/41 (Call 05/15/41)	719	676,885
5.55%, 11/30/48 (Call 05/30/48)	789	768,148

222	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
5.60%, 02/15/54 (Call 08/15/53)	$300	$293,143
6.90%, 05/15/53 (Call 11/15/52)	795	910,244
9.40%, 05/15/39	526	700,147
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	1,244	1,229,698
5.42%, 11/15/48 (Call 05/15/48)	1,747	1,718,939
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	359	304,674
4.80%, 09/01/42 (Call 03/01/42)	655	572,380
Ecolab Inc.
2.13%, 08/15/50 (Call 02/15/50)	437	252,697
2.70%, 12/15/51 (Call 06/15/51)(a)	661	419,191
2.75%, 08/18/55 (Call 02/18/55)	712	442,994
3.95%, 12/01/47 (Call 06/01/47)(a)	276	228,083
5.50%, 12/08/41(a)	334	338,356
FMC Corp.
4.50%, 10/01/49 (Call 04/01/49)(a)	428	318,364
6.38%, 05/18/53 (Call 11/18/52)(a)	431	420,418
GC Treasury Center Co. Ltd., 4.30%, 03/18/51 (Call 09/18/50)(b)	436	329,257
International Flavors & Fragrances Inc.
3.27%, 11/15/40 (Call 05/15/40)(b)	218	152,804
3.47%, 12/01/50 (Call 06/01/50)(a)(b)	1,199	789,068
4.38%, 06/01/47 (Call 12/01/46)	395	294,674
5.00%, 09/26/48 (Call 03/26/48)	665	559,500
Linde Inc./CT
2.00%, 08/10/50 (Call 02/10/50)(a)	242	135,587
3.55%, 11/07/42 (Call 05/07/42)	845	674,866
Lubrizol Corp. (The), 6.50%, 10/01/34	545	614,671
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	919	808,169
5.25%, 07/15/43	727	667,103
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	233	172,851
3.63%, 04/01/51 (Call 10/01/50)(a)	818	568,966
3.80%, 10/01/60 (Call 04/01/60)(a)	563	381,022
4.20%, 10/15/49 (Call 04/15/49)	806	622,552
4.20%, 05/01/50 (Call 11/01/49)	818	631,787
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)(a)	910	746,737
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)	330	288,473
5.63%, 11/15/43 (Call 05/15/43)	385	367,751
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	366	285,830
4.13%, 03/15/35 (Call 09/15/34)	307	276,136
4.90%, 06/01/43 (Call 12/01/42)(a)	285	257,607
5.00%, 04/01/49 (Call 10/01/48)(a)	579	523,457
5.25%, 01/15/45 (Call 07/15/44)	323	300,313
5.63%, 12/01/40	246	240,974
5.80%, 03/27/53 (Call 09/27/52)	693	695,472
5.88%, 12/01/36	537	550,710
6.13%, 01/15/41 (Call 07/15/40)	284	290,751
Orbia Advance Corp. SAB de CV
5.50%, 01/15/48 (Call 07/15/47)(b)	408	343,740
5.88%, 09/17/44(b)	609	543,373
6.75%, 09/19/42(b)	100	99,090
PPG Industries Inc., 5.50%, 11/15/40	50	47,421
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)(a)	215	172,694
5.25%, 06/01/45 (Call 12/01/44)(a)	224	207,087

Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. (The)
2.90%, 03/15/52 (Call 09/15/51)	$398	$257,488
3.30%, 05/15/50 (Call 11/15/49)	424	297,955
3.80%, 08/15/49 (Call 02/15/49)	396	305,456
4.00%, 12/15/42 (Call 06/15/42)	374	305,811
4.50%, 06/01/47 (Call 12/01/46)	1,044	904,809
4.55%, 08/01/45 (Call 02/01/45)	346	297,221
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51 (Call 03/10/51)(b)	556	363,974
4.25%, 01/22/50 (Call 07/22/49)(a)(b)	210	158,902
Westlake Corp.
2.88%, 08/15/41 (Call 02/15/41)	192	130,801
3.13%, 08/15/51 (Call 02/15/51)	475	298,495
3.38%, 08/15/61 (Call 02/15/61)(a)	591	366,478
4.38%, 11/15/47 (Call 05/15/47)(a)	308	250,113
5.00%, 08/15/46 (Call 02/15/46)(a)	540	480,577

		33,570,772

Coal — 0.1%
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	295	266,839
5.40%, 02/01/43 (Call 08/01/42)	295	273,005
6.00%, 08/15/40 (Call 02/15/40)	438	432,094
6.13%, 10/01/35	300	306,124
6.25%, 07/15/41 (Call 01/15/41)	342	346,230

		1,624,292

Commercial Services — 1.7%
Adani Ports & Special Economic Zone Ltd., 5.00%, 08/02/41 (Call 02/02/41)(b)	120	97,192
American University (The), Series 2019, 3.67%, 04/01/49	485	391,732
Brown University, Series A, 2.92%, 09/01/50 (Call 03/01/50)	533	374,011
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)(a)	220	135,401
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)(a)	227	157,448
4.32%, 08/01/45	393	353,138
4.70%, 11/01/2111	320	283,992
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/2121)	210	201,239
Claremont Mckenna College, 3.78%, 01/01/2122 (Call 07/01/2121)	150	100,416
DP World Ltd./United Arab Emirates
4.70%, 09/30/49 (Call 03/30/49)(b)	360	292,068
5.63%, 09/25/48(b)	1,004	937,234
6.85%, 07/02/37(a)(b)	1,145	1,234,928
Duke University
3.20%, 10/01/38(a)	200	163,688
3.30%, 10/01/46(a)	265	201,371
Series 2020, 2.68%, 10/01/44	447	329,935
Series 2020, 2.76%, 10/01/50	354	243,897
Series 2020, 2.83%, 10/01/55	432	297,750
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	361	250,893
Equifax Inc., 7.00%, 07/01/37(a)	230	253,377
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(b)	93	77,899
4.50%, 02/15/45 (Call 08/15/44)(b)	329	288,567
5.20%, 10/30/34 (Call 07/30/34)(a)(b)	150	148,783
5.40%, 05/01/53 (Call 11/01/52)(a)(b)	950	952,260

S C H E D U L E O F I N V E S T M E N T S	223

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
5.63%, 03/15/42(b)	$487	$493,026
6.70%, 06/01/34(b)	300	330,501
7.00%, 10/15/37(b)	1,215	1,380,890
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47 (Call 12/01/46)	334	273,401
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	80	50,322
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	350	207,861
George Washington University (The)
4.87%, 09/15/45	270	260,027
Series 2014, 4.30%, 09/15/44(a)	282	244,980
Series 2016, 3.55%, 09/15/46	230	179,142
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	677	578,413
Georgetown University (The)
5.12%, 04/01/53 (Call 10/01/52)(a)	160	161,236
Series 20A, 2.94%, 04/01/50 (Call 10/01/49)	341	232,792
Series A, 5.22%, (Call 04/01/2118)	185	171,564
Series B, 4.32%, 04/01/49 (Call 10/01/48)	310	276,253
Global Payments Inc.
4.15%, 08/15/49 (Call 02/15/49)	553	421,845
5.95%, 08/15/52 (Call 02/15/52)(a)	565	555,102
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	225	200,851
ITR Concession Co. LLC, 5.18%, 07/15/35 (Call 01/15/35)(b)	184	158,884
Johns Hopkins University
Series 2013, 4.08%, 07/01/53(a)	321	282,005
Series A, 2.81%, 01/01/60 (Call 07/01/59)(a)	240	155,083
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)(a)	428	275,885
3.46%, 05/01/47	245	191,068
3.65%, 05/01/48 (Call 11/01/47)	547	453,749
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	345	252,055
3.89%, 07/01/2116(a)	355	268,546
3.96%, 07/01/38	354	323,751
4.68%,	399	364,903
5.60%, (a)	577	621,620
Series F, 2.99%, 07/01/50 (Call 01/01/50)	499	360,182
Series G, 2.29%, 07/01/51 (Call 01/01/51)(a)	391	242,855
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	188	144,000
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)	294	164,950
2.75%, 08/19/41 (Call 02/19/41)	435	305,019
3.10%, 11/29/61 (Call 05/29/61)(a)	390	249,240
3.25%, 05/20/50 (Call 11/20/49)(a)	222	157,190
3.75%, 02/25/52 (Call 08/25/51)	365	283,573
4.88%, 12/17/48 (Call 06/17/48)	289	267,160
5.25%, 07/15/44(a)	590	576,273
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	245	169,827
Northwestern University
3.69%, 12/01/38	275	237,898
3.87%, 12/01/48(a)	250	209,586
4.64%, 12/01/44(a)	515	490,926
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)(a)	190	150,718
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)(a)	280	186,989
PayPal Holdings Inc.
3.25%, 06/01/50 (Call 12/01/49)(a)	914	636,144
5.05%, 06/01/52 (Call 12/01/51)	810	759,968
5.25%, 06/01/62 (Call 12/01/61)(a)	445	414,522

Security	Par (000)	Value

Commercial Services (continued)
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(b)	$365	$345,454
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)(a)	482	314,487
3.15%, 07/15/46 (Call 01/15/46)	465	347,948
3.30%, 07/15/56 (Call 01/15/56)	249	184,483
3.62%, 10/01/37	252	222,882
3.75%, 11/15/52 (Call 05/15/52)	325	271,008
4.88%, 10/15/40(a)	155	153,100
6.50%, 01/15/39(b)	565	657,467
Quanta Services Inc., 3.05%, 10/01/41 (Call 04/01/41)(a)	488	343,869
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	487	308,961
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	611	330,027
3.25%, 12/01/49 (Call 06/01/49)	443	316,783
3.70%, 03/01/52 (Call 09/01/51)(a)	908	703,253
3.90%, 03/01/62 (Call 09/01/61)	401	311,992
4.50%, 05/15/48 (Call 11/15/47)(a)	185	154,663
6.55%, 11/15/37(a)	150	163,218
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)(a)	250	187,205
Trustees of Boston College
3.13%, 07/01/52(a)	272	197,440
3.99%, 07/01/47	160	129,795
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)(a)	305	259,802
Trustees of Dartmouth College, 3.47%, 06/01/46	260	202,949
Trustees of Princeton University (The)
4.20%, 03/01/52 (Call 09/01/51)	50	45,291
5.70%, 03/01/39(a)	629	688,011
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)(a)	225	151,313
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)(a)	225	156,511
4.67%, 09/01/2112	190	168,156
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	315	195,676
Trustees of Tufts College
3.10%, 08/15/51 (Call 02/15/51)	220	160,561
Series 2012, 5.02%, 04/15/2112(a)	205	177,624
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)(a)	160	113,782
4.00%, 10/01/53 (Call 04/01/53)	385	319,217
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	260	202,541
Series C, 2.55%, 04/01/50 (Call 10/01/49)(a)	320	216,488
University of Miami, 4.06%, 04/01/52	400	336,766
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45(a)	407	326,812
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)(a)	328	255,712
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	326	223,811
3.03%, 10/01/39	483	390,321
4.98%, 10/01/53 (Call 04/01/53)	190	190,399
5.25%, 10/01/2111(a)	185	182,468
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	285	238,285
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)(a)	294	204,871
Series A, 3.23%, 10/01/2120 (Call 04/01/2120)(a)	180	109,738
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)(a)	368	270,139
5.50%, 06/15/45 (Call 12/15/44)(a)	183	174,665

224	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	$405	$317,274
4.35%, 04/15/2122 (Call 10/15/2121)(a)	200	167,862
Wesleyan University, 4.78%, 07/01/2116	191	160,909
William Marsh Rice University
3.57%, 05/15/45	143	115,311
3.77%, 05/15/55(a)	220	175,577
WK Kellogg Foundation Trust, 2.44%, 10/01/50 (Call 04/01/50)(a)(b)	130	79,859
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)(a)	406	262,132

		36,024,862

Computers — 2.0%
Apple Inc.
2.38%, 02/08/41 (Call 08/08/40)	990	696,378
2.40%, 08/20/50 (Call 02/20/50)(a)	1,070	667,127
2.55%, 08/20/60 (Call 02/20/60)(a)	1,499	921,402
2.65%, 05/11/50 (Call 11/11/49)	2,105	1,370,654
2.65%, 02/08/51 (Call 08/08/50)	2,857	1,842,664
2.70%, 08/05/51 (Call 02/05/51)	1,596	1,038,976
2.80%, 02/08/61 (Call 08/08/60)	1,505	956,407
2.85%, 08/05/61 (Call 02/05/61)	940	598,458
2.95%, 09/11/49 (Call 03/11/49)	1,288	900,579
3.45%, 02/09/45	1,740	1,380,591
3.75%, 09/12/47 (Call 03/12/47)	935	762,402
3.75%, 11/13/47 (Call 05/13/47)	1,022	831,291
3.85%, 05/04/43	2,599	2,224,591
3.85%, 08/04/46 (Call 02/04/46)	1,926	1,605,436
3.95%, 08/08/52 (Call 02/08/52)	1,481	1,233,121
4.10%, 08/08/62 (Call 02/08/62)	1,095	916,934
4.25%, 02/09/47 (Call 08/09/46)	915	823,298
4.38%, 05/13/45	1,742	1,590,288
4.45%, 05/06/44(a)	887	829,726
4.50%, 02/23/36 (Call 08/23/35)	934	918,194
4.65%, 02/23/46 (Call 08/23/45)	3,403	3,216,513
4.85%, 05/10/53 (Call 11/10/52)(a)	1,086	1,061,584
Dell Inc.
5.40%, 09/10/40(a)	281	270,376
6.50%, 04/15/38	360	375,766
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(a)	650	475,125
3.45%, 12/15/51 (Call 06/15/51)	727	499,216
8.10%, 07/15/36 (Call 01/15/36)	851	1,020,859
8.35%, 07/15/46 (Call 01/15/46)	385	487,092
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	540	564,134
6.35%, 10/15/45 (Call 04/15/45)(a)	1,183	1,222,538
HP Inc., 6.00%, 09/15/41(a)	1,072	1,099,043
IBM International Capital Pte Ltd.
5.25%, 02/05/44 (Call 08/05/43)	600	574,631
5.30%, 02/05/54 (Call 08/05/53)	1,200	1,151,614
International Business Machines Corp.
2.85%, 05/15/40 (Call 11/15/39)	359	261,680
2.95%, 05/15/50 (Call 11/15/49)	692	457,727
3.43%, 02/09/52 (Call 08/09/51)	451	322,113
4.00%, 06/20/42(a)	834	693,812
4.15%, 05/15/39	1,551	1,352,673
4.25%, 05/15/49	2,558	2,146,685
4.70%, 02/19/46	462	415,412
4.90%, 07/27/52 (Call 01/27/52)	688	640,035
5.10%, 02/06/53 (Call 08/06/52)	596	568,526

Security	Par (000)	Value

Computers (continued)
5.60%, 11/30/39	$695	$715,561
7.13%, 12/01/96(a)	182	228,148
Kyndryl Holdings Inc., 4.10%, 10/15/41 (Call 04/15/41)	244	182,509

		42,111,889

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)(a)	442	365,346
4.00%, 08/15/45	464	406,648
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	691	472,347
3.70%, 08/15/42	246	185,991
4.15%, 03/15/47 (Call 09/15/46)	373	306,276
4.38%, 06/15/45 (Call 12/15/44)	341	292,213
5.15%, 05/15/53 (Call 11/15/52)	530	509,163
6.00%, 05/15/37	345	368,182
Haleon U.S. Capital LLC, 4.00%, 03/24/52 (Call 09/24/51)	827	660,480
Kenvue Inc.
5.05%, 03/22/53 (Call 09/22/52)(a)	1,400	1,348,263
5.10%, 03/22/43 (Call 09/22/42)(a)	471	460,298
5.20%, 03/22/63 (Call 09/22/62)	615	595,839
Procter & Gamble Co. (The)
3.50%, 10/25/47	320	255,602
3.55%, 03/25/40	356	305,062
3.60%, 03/25/50	451	370,302
5.55%, 03/05/37	725	778,298
5.80%, 08/15/34	224	246,229
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)(a)	591	381,151

		8,307,690

Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	345	277,262
4.20%, 05/15/47 (Call 11/15/46)	277	238,028
4.60%, 06/15/45 (Call 12/15/44)(a)	847	774,988

		1,290,278

Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41 (Call 04/29/41)	1,707	1,325,210
American Express Co., 4.05%, 12/03/42(a)	1,089	938,052
Ares Finance Co. IV LLC, 3.65%, 02/01/52 (Call 08/01/51)(a)(b)	390	269,604
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50 (Call 03/30/50)(b)	338	205,347
2.85%, 08/05/51 (Call 02/05/51)(a)(b)	500	310,331
3.20%, 01/30/52 (Call 07/30/51)(a)(b)	761	512,507
3.50%, 09/10/49 (Call 03/10/49)(a)(b)	355	250,784
4.00%, 10/02/47 (Call 04/02/47)(a)(b)	315	238,585
4.45%, 07/15/45(b)	285	235,103
5.00%, 06/15/44(b)	381	344,087
6.25%, 08/15/42(b)	115	118,242
Blue Owl Finance LLC, 4.13%, 10/07/51 (Call 04/07/51)(b)	260	174,831
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	663	470,370
3.63%, 02/15/52 (Call 08/15/51)(a)	368	261,837
4.70%, 09/20/47 (Call 03/20/47)(a)	741	630,601
5.97%, 03/04/54 (Call 09/04/53)	195	196,531

S C H E D U L E O F I N V E S T M E N T S	225

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Brookfield Finance LLC/Brookfield Finance Inc.,
3.45%, 04/15/50 (Call 10/15/49)	$585	$404,750
CI Financial Corp., 4.10%, 06/15/51
(Call 12/15/50)(a)	831	490,770
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)	532	457,941
5.30%, 09/15/43 (Call 03/15/43)	827	835,506
FMR LLC
5.15%, 02/01/43(b)	350	323,850
6.45%, 11/15/39(b)	395	418,604
6.50%, 12/14/40(b)	327	345,969
Franklin Resources Inc., 2.95%, 08/12/51
(Call 02/12/51)	350	213,954
Invesco Finance PLC, 5.38%, 11/30/43	358	344,898
Jefferies Financial Group Inc.
6.25%, 01/15/36	325	333,358
6.50%, 01/20/43	462	479,865
6.63%, 10/23/43 (Call 07/23/43)(a)	153	156,474
KKR Group Finance Co. II LLC, 5.50%, 02/01/43
(Call 08/01/42)(a)(b)	411	390,823
Legg Mason Inc., 5.63%, 01/15/44	380	381,304
LSEGA Financing PLC, 3.20%, 04/06/41
(Call 10/06/40)(b)	645	482,436
Mastercard Inc.
2.95%, 03/15/51 (Call 09/15/50)	609	424,127
3.65%, 06/01/49 (Call 12/01/48)	812	647,982
3.80%, 11/21/46 (Call 05/21/46)	394	324,217
3.85%, 03/26/50 (Call 09/26/49)	1,241	1,025,159
3.95%, 02/26/48 (Call 08/26/47)	334	283,315
Nasdaq Inc.
2.50%, 12/21/40 (Call 06/21/40)	569	377,266
3.25%, 04/28/50 (Call 10/28/49)(a)	497	338,724
3.95%, 03/07/52 (Call 09/07/51)	480	365,361
5.95%, 08/15/53 (Call 02/15/53)(a)	655	673,510
6.10%, 06/28/63 (Call 12/28/62)	695	724,676
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45 (Call 10/15/44)(b)	261	209,252
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)(a)	669	496,812
4.95%, 07/15/46(a)	670	615,127
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)(a)	1,367	797,540
2.70%, 04/15/40 (Call 10/15/39)	572	422,368
3.65%, 09/15/47 (Call 03/15/47)	835	666,197
4.15%, 12/14/35 (Call 06/14/35)(a)	1,166	1,096,061
4.30%, 12/14/45 (Call 06/14/45)	3,100	2,771,483
Voya Financial Inc.
4.80%, 06/15/46	199	168,707
5.70%, 07/15/43(a)	552	535,260
Western Union Co. (The)
6.20%, 11/17/36(a)	584	589,562
6.20%, 06/21/40	254	253,621

		26,348,851

Electric — 12.7%
Abu Dhabi National Energy Co. PJSC
3.40%, 04/29/51 (Call 10/29/50)(b)	587	415,361
4.00%, 10/03/49(b)	448	357,410
6.50%, 10/27/36(b)	1,040	1,164,642
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	131	90,331

Security	Par (000)	Value

Electric (continued)
3.80%, 10/01/47 (Call 04/01/47)	$278	$206,854
5.25%, 05/15/52 (Call 11/15/51)	350	328,983
Series G, 4.15%, 05/01/49 (Call 11/01/48)	229	179,624
Series H, 3.45%, 01/15/50 (Call 07/15/49)	402	280,319
AEP Transmission Co. LLC
3.15%, 09/15/49 (Call 03/15/49)	350	238,974
3.75%, 12/01/47 (Call 06/01/47)(a)	444	340,996
3.80%, 06/15/49 (Call 12/15/48)	319	245,496
4.00%, 12/01/46 (Call 06/01/46)	290	234,086
4.25%, 09/15/48 (Call 03/15/48)	291	239,154
4.50%, 06/15/52 (Call 12/01/51)	435	376,933
5.40%, 03/15/53 (Call 09/15/52)(a)	615	608,979
Series M, 3.65%, 04/01/50 (Call 10/01/49)	474	356,179
Series N, 2.75%, 08/15/51 (Call 02/15/51)	457	284,752
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)(a)	584	389,107
3.13%, 07/15/51 (Call 01/15/51)	505	343,398
3.45%, 10/01/49 (Call 04/01/49)	452	328,796
3.75%, 03/01/45 (Call 09/01/44)	624	489,739
3.85%, 12/01/42	220	177,157
4.10%, 01/15/42	320	259,461
4.15%, 08/15/44 (Call 02/15/44)	364	303,295
4.30%, 01/02/46 (Call 07/02/45)	355	298,960
5.50%, 03/15/41	263	258,303
6.00%, 03/01/39(a)	257	270,888
6.13%, 05/15/38	415	434,287
Series 11-C, 5.20%, 06/01/41(a)	305	298,975
Series A, 4.30%, 07/15/48 (Call 01/15/48)	424	355,449
Series B, 3.70%, 12/01/47 (Call 06/01/47)	470	356,269
Alfa Desarrollo SpA, 4.55%, 09/27/51
(Call 03/27/51)(b)	597	443,945
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)(a)	156	101,366
3.25%, 03/15/50 (Call 09/15/49)	332	232,681
3.70%, 12/01/47 (Call 06/01/47)	347	268,093
4.15%, 03/15/46 (Call 09/15/45)	415	343,591
4.30%, 07/01/44 (Call 01/01/44)	195	161,245
4.50%, 03/15/49 (Call 09/15/48)	418	362,639
4.80%, 12/15/43 (Call 06/15/43)	280	248,487
5.90%, 12/01/52 (Call 06/01/52)	420	445,929
American Electric Power Co. Inc., 3.25%, 03/01/50 (Call 09/01/49)	337	230,705
American Transmission Systems Inc., 5.00%, 09/01/44 (Call 03/01/44)(b)	216	193,879
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	273	223,345
4.45%, 06/01/45 (Call 12/01/44)	316	260,223
7.00%, 04/01/38	475	532,224
Series L, 5.80%, 10/01/35	285	292,379
Series P, 6.70%, 08/15/37	285	308,925
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	355	286,511
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	440	315,180
Arizona Public Service Co.
2.65%, 09/15/50 (Call 03/15/50)(a)	530	314,777
3.35%, 05/15/50 (Call 11/15/49)(a)	270	184,108
3.50%, 12/01/49 (Call 06/01/49)	207	142,679
3.75%, 05/15/46 (Call 11/15/45)	191	140,778
4.20%, 08/15/48 (Call 02/15/48)	187	148,070
4.25%, 03/01/49 (Call 09/01/48)	261	208,913
4.35%, 11/15/45 (Call 05/15/45)	187	151,912
4.50%, 04/01/42 (Call 10/01/41)	446	379,555

226	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.70%, 01/15/44 (Call 07/15/43)	$165	$137,151
5.05%, 09/01/41 (Call 03/01/41)(a)	427	389,004
5.50%, 09/01/35	300	294,523
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)(a)	218	165,432
4.35%, 06/01/48 (Call 12/01/47)(a)	166	136,320
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)	333	215,916
3.20%, 09/15/49 (Call 03/15/49)	447	306,376
3.50%, 08/15/46 (Call 02/15/46)	484	357,135
3.75%, 08/15/47 (Call 02/15/47)	295	222,317
4.25%, 09/15/48 (Call 03/15/48)	275	227,604
4.55%, 06/01/52 (Call 12/01/51)	461	401,576
5.40%, 06/01/53 (Call 12/01/52)(a)	599	587,539
6.35%, 10/01/36	465	496,973
Basin Electric Power Cooperative, 4.75%, 04/26/47
(Call 10/26/46)(a)(b)	165	141,092
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	1,311	841,948
3.80%, 07/15/48 (Call 01/15/48)(a)	662	503,146
4.25%, 10/15/50 (Call 04/15/50)	728	586,494
4.45%, 01/15/49 (Call 07/15/48)	933	786,928
4.50%, 02/01/45 (Call 08/01/44)	556	493,336
4.60%, 05/01/53 (Call 11/01/52)(a)	814	695,000
5.15%, 11/15/43 (Call 05/15/43)	543	521,340
5.95%, 05/15/37	414	428,931
6.13%, 04/01/36	1,292	1,364,208
Black Hills Corp.
3.88%, 10/15/49 (Call 04/15/49)	238	169,399
4.20%, 09/15/46 (Call 03/15/46)(a)	145	112,788
Buffalo Energy Mexico Holdings/Buffalo Energy
Infrastructure/Buffalo Energy, 7.88%, 02/15/39
(Call 11/15/38)(b)	40	42,479
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)	188	169,351
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	578	450,581
3.60%, 03/01/52 (Call 09/01/51)	369	277,327
3.95%, 03/01/48 (Call 09/01/47)	241	194,933
4.50%, 04/01/44 (Call 10/01/43)	312	276,136
5.30%, 04/01/53 (Call 10/01/52)	335	333,442
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	715	606,039
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	294	193,413
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	600	431,372
Series AJ, 4.85%, 10/01/52 (Call 04/01/52)	287	264,818
CenterPoint Energy Inc., 3.70%, 09/01/49
(Call 03/01/49)(a)	225	164,028
CEZ AS, 5.63%, 04/03/42(b)	243	217,480
Cleco Corporate Holdings LLC, 4.97%, 05/01/46
(Call 11/01/45)	184	151,421
Cleco Power LLC
6.00%, 12/01/40	253	256,446
6.50%, 12/01/35(a)	310	319,855
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36(a)	341	339,814
CMS Energy Corp.
4.70%, 03/31/43 (Call 09/30/42)	510	443,124
4.88%, 03/01/44 (Call 09/01/43)	187	171,726
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)(b)	254	250,581

Security	Par (000)	Value

Electric (continued)
Comision Federal de Electricidad
4.68%, 02/09/51 (Call 08/09/50)(b)	$632	$443,275
5.75%, 02/14/42(a)(b)	461	397,705
6.13%, 06/16/45(a)(b)	535	473,475
6.26%, 02/15/52 (Call 08/15/51)(b)	390	338,765
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	578	381,907
3.65%, 06/15/46 (Call 12/15/45)	655	498,414
3.70%, 03/01/45 (Call 09/01/44)(a)	348	271,334
3.80%, 10/01/42 (Call 04/01/42)	298	239,453
4.00%, 03/01/48 (Call 09/01/47)	711	572,889
4.00%, 03/01/49 (Call 09/01/48)	368	294,098
4.35%, 11/15/45 (Call 05/15/45)	398	338,557
4.60%, 08/15/43 (Call 02/15/43)	395	350,315
4.70%, 01/15/44 (Call 07/15/43)	240	213,828
5.30%, 02/01/53 (Call 08/01/52)	516	499,452
6.45%, 01/15/38	394	427,529
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	547	419,700
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	210	144,674
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	589	395,279
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	340	209,847
Series 133, 3.85%, 03/15/52 (Call 09/15/51)(a)	415	319,437
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	707	575,729
4.30%, 04/15/44 (Call 10/15/43)	309	262,895
5.25%, 01/15/53 (Call 07/15/52)	436	424,997
6.35%, 06/01/36	235	250,857
Series A, 4.15%, 06/01/45 (Call 12/01/44)(a)	182	153,250
Consolidated Edison Co. of New York Inc.
3.20%, 12/01/51 (Call 06/01/51)	629	427,164
3.60%, 06/15/61 (Call 12/15/60)	530	382,678
3.70%, 11/15/59 (Call 05/15/59)	438	312,523
3.85%, 06/15/46 (Call 12/15/45)	502	394,444
3.95%, 03/01/43 (Call 09/01/42)(a)	650	533,228
4.45%, 03/15/44 (Call 09/15/43)	571	496,632
4.50%, 12/01/45 (Call 06/01/45)	561	485,648
4.50%, 05/15/58 (Call 11/15/57)	567	476,976
4.63%, 12/01/54 (Call 06/01/54)	558	479,140
5.70%, 06/15/40	360	362,264
5.90%, 11/15/53 (Call 05/15/53)	855	901,680
6.15%, 11/15/52 (Call 05/15/52)	640	693,563
Series 05-A, 5.30%, 03/01/35	398	395,306
Series 06-A, 5.85%, 03/15/36	440	451,414
Series 06-B, 6.20%, 06/15/36	375	398,597
Series 06-E, 5.70%, 12/01/36	312	312,590
Series 07-A, 6.30%, 08/15/37(a)	495	529,319
Series 08-B, 6.75%, 04/01/38	575	640,565
Series 09-C, 5.50%, 12/01/39	565	564,618
Series 12-A, 4.20%, 03/15/42	401	335,171
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	405	314,699
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	841	673,657
Series A, 4.13%, 05/15/49 (Call 11/15/48)	523	420,111
Series C, 3.00%, 12/01/60 (Call 06/01/60)	470	286,950
Series C, 4.00%, 11/15/57 (Call 05/15/57)(a)	194	151,064
Series C, 4.30%, 12/01/56 (Call 06/01/56)(a)	338	276,752
Series E, 4.65%, 12/01/48 (Call 06/01/48)	474	414,317
Consorcio Transmantaro SA, 5.20%, 04/11/38 (Call 01/11/38)(b)	802	747,473
Constellation Energy Generation LLC
5.60%, 06/15/42 (Call 12/15/41)	754	734,522
5.75%, 10/01/41 (Call 04/01/41)	415	406,082

S C H E D U L E O F I N V E S T M E N T S	227

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.25%, 10/01/39	$767	$790,692
6.50%, 10/01/53 (Call 04/01/53)	717	786,908
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	172	95,008
3.10%, 08/15/50 (Call 02/15/50)	406	281,566
3.25%, 08/15/46 (Call 02/15/46)	290	212,108
3.50%, 08/01/51 (Call 02/01/51)	426	318,610
3.75%, 02/15/50 (Call 08/15/49)	198	154,828
3.95%, 05/15/43 (Call 11/15/42)	454	373,170
3.95%, 07/15/47 (Call 01/15/47)	235	190,833
4.05%, 05/15/48 (Call 11/15/47)	416	344,780
4.10%, 11/15/45 (Call 05/15/45)	135	108,245
4.20%, 09/01/52 (Call 03/01/52)	370	307,549
4.35%, 04/15/49 (Call 10/15/48)	494	427,460
4.35%, 08/31/64 (Call 02/28/64)	197	149,838
Dayton Power & Light Co. (The), 3.95%, 06/15/49
(Call 12/15/48)	258	189,723
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	243	194,727
4.15%, 05/15/45 (Call 11/15/44)(a)	326	260,875
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	402	345,859
4.85%, 08/15/52 (Call 02/15/52)	595	521,178
7.00%, 06/15/38	428	465,811
Series A, 4.60%, 03/15/49 (Call 09/15/48)	436	369,354
Series B, 3.30%, 04/15/41 (Call 10/15/40)	199	146,486
Series B, 5.95%, 06/15/35	500	511,317
Series C, 4.05%, 09/15/42 (Call 03/15/42)	380	300,650
Series C, 4.90%, 08/01/41 (Call 02/01/41)	442	396,186
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	418	368,401
5.10%, 06/01/65 (Call 12/01/64)	226	209,123
5.45%, 02/01/41 (Call 08/01/40)(a)	352	344,541
6.05%, 01/15/38(a)	398	420,625
6.25%, 10/15/53 (Call 04/15/53)	405	447,720
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	377	250,655
3.70%, 03/15/45 (Call 09/15/44)	127	99,698
3.70%, 06/01/46 (Call 12/01/45)	189	144,868
3.75%, 08/15/47 (Call 02/15/47)	245	187,762
3.95%, 06/15/42 (Call 12/15/41)(a)	235	187,340
3.95%, 03/01/49 (Call 09/01/48)	728	588,450
4.30%, 07/01/44 (Call 01/01/44)	181	154,896
5.40%, 04/01/53 (Call 10/01/52)	506	501,335
5.70%, 10/01/37(a)	258	260,241
Series A, 4.00%, 04/01/43 (Call 10/01/42)	296	245,139
Series A, 4.05%, 05/15/48 (Call 11/15/47)	575	469,999
Series A, 6.63%, 06/01/36(a)	340	372,330
Series B, 3.25%, 04/01/51 (Call 10/01/50)	482	335,447
Series B, 3.65%, 03/01/52 (Call 09/01/51)	485	364,286
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	671	463,479
3.45%, 04/15/51 (Call 10/15/50)	373	265,223
3.55%, 03/15/52 (Call 09/15/51)	553	398,046
3.70%, 12/01/47 (Call 06/01/47)	542	403,765
3.75%, 06/01/45 (Call 12/01/44)	447	345,843
3.88%, 03/15/46 (Call 09/15/45)	408	317,902
3.95%, 03/15/48 (Call 09/15/47)	478	378,177
4.00%, 09/30/42 (Call 03/30/42)	483	395,296
4.25%, 12/15/41 (Call 06/15/41)	469	397,291
5.30%, 02/15/40	605	593,511

Security	Par (000)	Value

Electric (continued)
5.35%, 01/15/53 (Call 07/15/52)	$770	$753,655
5.40%, 01/15/54 (Call 07/15/53)	732	713,193
6.00%, 01/15/38	419	439,802
6.05%, 04/15/38	439	461,169
6.10%, 06/01/37	417	435,503
Duke Energy Corp.
3.30%, 06/15/41 (Call 12/15/40)	136	100,046
3.50%, 06/15/51 (Call 12/15/50)	621	429,918
3.75%, 09/01/46 (Call 03/01/46)	1,388	1,035,721
3.95%, 08/15/47 (Call 02/15/47)	521	397,501
4.20%, 06/15/49 (Call 12/15/48)	503	395,856
4.80%, 12/15/45 (Call 06/15/45)	541	475,094
5.00%, 08/15/52 (Call 02/15/52)	968	862,398
6.10%, 09/15/53 (Call 03/15/53)(a)	630	653,688
Duke Energy Florida LLC
3.00%, 12/15/51 (Call 06/15/51)	410	264,754
3.40%, 10/01/46 (Call 04/01/46)	553	398,057
3.85%, 11/15/42 (Call 05/15/42)	365	290,320
4.20%, 07/15/48 (Call 01/15/48)	332	271,268
5.65%, 04/01/40	376	377,907
5.95%, 11/15/52 (Call 05/15/52)	435	458,101
6.20%, 11/15/53 (Call 05/15/53)	605	655,181
6.35%, 09/15/37	435	465,784
6.40%, 06/15/38	934	1,010,346
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)(a)	478	297,560
3.75%, 05/15/46 (Call 11/15/45)	406	310,191
5.40%, 04/01/53 (Call 10/01/52)	440	424,364
6.12%, 10/15/35(a)	330	341,618
6.35%, 08/15/38	475	508,055
6.45%, 04/01/39	360	392,871
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	254	211,946
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	286	263,458
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)(a)	411	283,792
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	368	276,318
4.30%, 02/01/49 (Call 08/01/48)(a)	382	310,848
5.65%, 04/01/53 (Call 10/01/52)	335	338,063
Duke Energy Progress LLC
2.50%, 08/15/50 (Call 02/15/50)	555	331,238
2.90%, 08/15/51 (Call 02/15/51)	412	264,254
3.60%, 09/15/47 (Call 03/15/47)	481	356,494
3.70%, 10/15/46 (Call 04/15/46)	441	333,923
4.00%, 04/01/52 (Call 10/01/51)	330	260,276
4.10%, 05/15/42 (Call 11/15/41)	517	428,007
4.10%, 03/15/43 (Call 09/15/42)	321	263,204
4.15%, 12/01/44 (Call 06/01/44)	449	367,304
4.20%, 08/15/45 (Call 02/15/45)	640	527,904
4.38%, 03/30/44 (Call 09/30/43)	435	371,851
5.35%, 03/15/53 (Call 09/15/52)	495	479,528
6.30%, 04/01/38	290	311,292
E.ON International Finance BV, 6.65%, 04/30/38(b)	1,011	1,082,125
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)(a)	190	162,291
6.00%, 05/15/35	531	533,826
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(b)	368	338,217
4.88%, 09/21/38 (Call 03/21/38)(b)	491	435,777
4.88%, 01/22/44(b)	808	704,975
4.95%, 10/13/45 (Call 04/13/45)(b)	1,031	906,556
5.00%, 09/21/48 (Call 03/21/48)(b)	1,194	1,049,783

228	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.25%, 10/13/55 (Call 04/13/55)(a)(b)	$216	$184,965
5.60%, 01/27/40(a)(b)	698	675,574
6.00%, 01/22/2114(a)(b)	574	538,257
6.90%, 05/23/53 (Call 11/23/52)(a)(b)	855	931,608
6.95%, 01/26/39(b)	1,495	1,638,360
Elm Road Generating Station Supercritical LLC,
6.09%, 02/11/40(a)(b)	395	385,403
Emera U.S. Finance LP, 4.75%, 06/15/46
(Call 12/15/45)	764	625,404
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(b)	545	389,675
Enel Finance America LLC, 2.88%, 07/12/41
(Call 01/12/41)(b)	211	140,561
Enel Finance International NV
4.75%, 05/25/47(b)	1,126	946,373
5.50%, 06/15/52 (Call 12/15/51)(a)(b)	840	765,001
6.00%, 10/07/39(b)	1,169	1,169,810
6.80%, 09/15/37(b)	991	1,062,885
7.75%, 10/14/52 (Call 04/14/52)(b)	829	991,906
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)(a)	647	388,750
3.35%, 06/15/52 (Call 12/15/51)	410	280,431
4.20%, 04/01/49 (Call 10/01/48)	553	453,928
4.95%, 12/15/44 (Call 12/15/24)	175	153,439
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	595	430,521
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	655	411,324
3.10%, 06/15/41 (Call 12/15/40)	359	263,331
4.20%, 09/01/48 (Call 03/01/48)	714	577,535
4.20%, 04/01/50 (Call 10/01/49)	443	358,239
4.75%, 09/15/52 (Call 03/15/52)	415	362,396
4.95%, 01/15/45 (Call 01/15/25)	240	218,400
Entergy Mississippi LLC
3.50%, 06/01/51 (Call 03/01/51)(a)	359	253,829
3.85%, 06/01/49 (Call 12/01/48)	418	317,937
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	335	241,949
4.50%, 03/30/39 (Call 09/30/38)	108	96,085
5.00%, 09/15/52 (Call 03/15/52)(a)	284	257,895
5.15%, 06/01/45 (Call 06/01/25)	190	175,203
5.80%, 09/01/53 (Call 03/01/53)(a)	302	311,271
Evergy Kansas Central Inc.
3.25%, 09/01/49 (Call 03/01/49)	276	189,650
3.45%, 04/15/50 (Call 10/15/49)	340	238,679
4.10%, 04/01/43 (Call 10/01/42)	394	320,770
4.13%, 03/01/42 (Call 09/01/41)(a)	586	485,110
4.25%, 12/01/45 (Call 06/01/45)	183	149,531
4.63%, 09/01/43 (Call 03/01/43)	269	230,076
5.70%, 03/15/53 (Call 09/15/52)	244	243,853
Evergy Kansas South Inc., 4.30%, 07/15/44
(Call 01/15/44)(b)	124	100,064
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	196	157,685
4.20%, 03/15/48 (Call 09/15/47)	135	110,136
5.30%, 10/01/41 (Call 04/01/41)(a)	441	414,537
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	240	191,141
Series B, 6.05%, 11/15/35(a)	260	268,953
Eversource Energy, 3.45%, 01/15/50
(Call 07/15/49)(a)	498	340,588
Exelon Corp.
4.10%, 03/15/52 (Call 09/15/51)	600	465,230

Security	Par (000)	Value

Electric (continued)
4.45%, 04/15/46 (Call 10/15/45)	$649	$544,113
4.70%, 04/15/50 (Call 10/15/49)	726	630,090
4.95%, 06/15/35 (Call 12/15/34)	95	89,035
5.10%, 06/15/45 (Call 12/15/44)	626	571,689
5.60%, 03/15/53 (Call 09/15/52)(a)	770	749,879
5.63%, 06/15/35	437	434,489
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(b)	135	111,680
5.45%, 07/15/44 (Call 01/15/44)(a)(b)	164	154,417
Florida Power & Light Co.
2.88%, 12/04/51 (Call 06/04/51)(a)	1,025	666,285
3.15%, 10/01/49 (Call 04/01/49)	655	451,568
3.70%, 12/01/47 (Call 06/01/47)	353	274,730
3.80%, 12/15/42 (Call 06/15/42)	394	322,109
3.95%, 03/01/48 (Call 09/01/47)(a)	929	753,235
3.99%, 03/01/49 (Call 09/01/48)	485	391,938
4.05%, 06/01/42 (Call 12/01/41)	452	383,075
4.05%, 10/01/44 (Call 04/01/44)	411	346,484
4.13%, 02/01/42 (Call 08/01/41)	635	545,999
4.13%, 06/01/48 (Call 12/01/47)	587	485,758
4.95%, 06/01/35	365	358,778
5.13%, 06/01/41 (Call 12/01/40)(a)	275	261,505
5.25%, 02/01/41 (Call 08/01/40)	324	319,736
5.30%, 04/01/53 (Call 10/01/52)	631	623,721
5.65%, 02/01/37	233	239,700
5.69%, 03/01/40	446	456,555
5.95%, 02/01/38	563	599,118
5.96%, 04/01/39	455	489,019
Georgia Power Co.
4.30%, 03/15/42(a)	1,005	859,749
4.30%, 03/15/43	539	454,173
5.13%, 05/15/52 (Call 11/15/51)(a)	680	644,592
5.40%, 06/01/40(a)	220	211,465
Series 10-C, 4.75%, 09/01/40	543	491,868
Series A, 3.25%, 03/15/51 (Call 09/15/50)	609	417,929
Series B, 3.70%, 01/30/50 (Call 07/30/49)	424	320,332
Great River Energy, 6.25%, 07/01/38(a)(b)	351	362,410
Iberdrola International BV, 6.75%, 07/15/36(a)	485	542,516
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)	294	214,848
5.50%, 03/15/53 (Call 09/15/52)(a)	295	289,575
5.80%, 04/01/54 (Call 10/01/53)(a)	260	264,838
Series K, 4.20%, 03/01/48 (Call 09/01/47)(a)	260	209,977
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	380	256,707
4.25%, 08/15/48 (Call 02/15/48)	460	373,321
5.63%, 04/01/53 (Call 10/01/52)	430	430,331
6.05%, 03/15/37	368	382,475
Series K, 4.55%, 03/15/46 (Call 09/15/45)	355	303,728
Series L, 3.75%, 07/01/47 (Call 01/01/47)	285	212,308
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(b)	255	200,923
4.70%, 09/01/45 (Call 03/01/45)(b)	191	159,466
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/51 (Call 07/15/50)(b)	595	449,958
4.88%, 01/14/48(b)	352	269,016
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(b)	1,045	827,300
International Transmission Co., 4.63%, 08/15/43
(Call 02/15/43)(a)	325	277,920
Interstate Power & Light Co.
3.10%, 11/30/51 (Call 05/30/51)	218	139,426

S C H E D U L E O F I N V E S T M E N T S	229

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.50%, 09/30/49 (Call 03/30/49)(a)	$429	$305,481
3.70%, 09/15/46 (Call 03/15/46)	184	136,552
4.70%, 10/15/43 (Call 04/15/43)(a)	243	204,419
6.25%, 07/15/39	230	239,650
ITC Holdings Corp., 5.30%, 07/01/43
(Call 01/01/43)	493	462,289
Jersey Central Power & Light Co., 6.15%, 06/01/37	291	300,441
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	428	296,538
4.38%, 10/01/45 (Call 04/01/45)	404	339,494
5.13%, 11/01/40 (Call 05/01/40)	707	670,717
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	239	205,322
LLPL Capital Pte Ltd., 6.88%, 02/04/39(b)	171	165,324
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	216	176,176
4.38%, 10/01/45 (Call 04/01/45)	170	142,457
4.65%, 11/15/43 (Call 05/15/43)	247	213,904
5.13%, 11/15/40 (Call 05/15/40)	145	133,369
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(b)	275	210,585
5.87%, 02/26/54 (Call 08/26/53)(b)	325	326,356
5.90%, 11/15/39(a)(b)	544	541,027
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	425	261,411
3.15%, 04/15/50 (Call 10/15/49)(a)	768	525,242
3.65%, 08/01/48 (Call 02/01/48)	680	519,190
3.95%, 08/01/47 (Call 02/01/47)	507	406,453
4.25%, 05/01/46 (Call 11/01/45)	316	264,758
4.25%, 07/15/49 (Call 01/15/49)	804	676,959
4.40%, 10/15/44 (Call 04/15/44)(a)	520	446,476
4.80%, 09/15/43 (Call 03/15/43)	356	325,453
5.30%, 02/01/55 (Call 08/01/54)	250	243,042
5.75%, 11/01/35	426	443,181
5.80%, 10/15/36	255	262,787
5.85%, 09/15/54 (Call 03/15/54)	845	889,716
Minejesa Capital BV, 5.63%, 08/10/37(a)(b)	506	441,485
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	478	397,903
Series B, 3.10%, 07/30/51 (Call 01/30/51)(a)	305	198,402
Monongahela Power Co., 5.40%, 12/15/43
(Call 06/15/43)(b)	789	745,451
Narragansett Electric Co. (The)
4.17%, 12/10/42(b)	282	222,942
5.64%, 03/15/40(b)	273	267,440
National Grid USA, 5.80%, 04/01/35	320	316,548
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49 (Call 09/15/48)	204	169,917
4.40%, 11/01/48 (Call 05/01/48)	188	158,583
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	270	260,872
5.45%, 05/15/41 (Call 11/15/40)(a)	270	260,999
5.90%, 05/01/53 (Call 11/01/52)(a)	332	340,399
6.00%, 03/15/54 (Call 09/15/53)	420	441,086
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	259	169,226
Series N, 6.65%, 04/01/36	394	422,645
Series R, 6.75%, 07/01/37	290	320,913
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(b)	295	182,053
3.80%, 12/05/47 (Call 06/05/47)(b)	116	87,433
5.94%, 11/25/52 (Call 05/25/52)(b)	205	208,299

Security	Par (000)	Value

Electric (continued)
New York State Electric & Gas Corp., 3.30%, 09/15/49 (Call 03/15/49)(a)(b)	$215	$140,681
NextEra Energy Capital Holdings Inc.
3.00%, 01/15/52 (Call 07/15/51)	509	322,922
5.25%, 02/28/53 (Call 08/28/52)	955	890,102
5.55%, 03/15/54 (Call 09/15/53)	1,075	1,041,697
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(b)	349	217,037
4.12%, 11/28/42(b)	235	186,740
4.28%, 10/01/34 (Call 04/01/34)(b)	413	367,395
5.66%, 01/17/54 (Call 07/17/53)(b)	665	645,669
5.78%, 09/16/52 (Call 03/16/52)(a)(b)	655	653,185
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	640	395,238
2.90%, 03/01/50 (Call 09/01/49)	519	338,795
3.20%, 04/01/52 (Call 10/01/51)	316	217,311
3.40%, 08/15/42 (Call 02/15/42)	413	313,393
3.60%, 05/15/46 (Call 11/15/45)	422	321,711
3.60%, 09/15/47 (Call 03/15/47)	477	361,309
4.00%, 08/15/45 (Call 02/15/45)	250	201,566
4.13%, 05/15/44 (Call 11/15/43)(a)	228	188,023
4.50%, 06/01/52 (Call 12/01/51)	440	384,052
4.85%, 08/15/40 (Call 02/15/40)	280	254,099
5.10%, 05/15/53 (Call 11/15/52)(a)	593	566,970
5.25%, 07/15/35(a)	284	283,204
5.35%, 11/01/39	333	328,452
5.40%, 03/15/54 (Call 09/15/53)	670	662,883
6.20%, 07/01/37	320	343,373
6.25%, 06/01/36(a)	361	391,097
NorthWestern Corp., 4.18%, 11/15/44
(Call 05/15/44)(a)	183	147,178
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)(a)	412	275,177
4.40%, 03/01/44 (Call 09/01/43)	198	170,512
4.55%, 06/01/52 (Call 12/01/51)	300	260,992
4.95%, 09/15/52 (Call 03/15/52)(a)	390	361,363
5.50%, 03/15/40(a)	472	469,543
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	355	255,550
4.20%, 12/01/42	335	262,555
4.25%, 04/01/46 (Call 10/01/45)	160	123,464
4.50%, 04/01/47 (Call 10/01/46)	390	317,298
4.55%, 06/01/44	155	127,807
5.05%, 10/01/48 (Call 04/01/48)	312	275,416
5.25%, 09/01/50	245	226,929
5.38%, 11/01/40	490	459,350
5.95%, 11/01/39	438	436,835
6.20%, 12/01/53 (Call 06/01/53)(a)(b)	335	344,565
Ohio Edison Co.
6.88%, 07/15/36(a)	375	413,644
8.25%, 10/15/38	265	325,625
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	422	327,285
4.15%, 04/01/48 (Call 10/01/47)	305	242,891
Series F, 5.85%, 10/01/35	275	278,391
Series R, 2.90%, 10/01/51 (Call 04/01/51)	540	346,156
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	225	170,597
3.90%, 05/01/43 (Call 11/01/42)(a)	255	202,597
4.00%, 12/15/44 (Call 06/15/44)	185	144,853
4.15%, 04/01/47 (Call 10/01/46)	226	180,026

230	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.55%, 03/15/44 (Call 09/15/43)(a)	$166	$140,702
5.25%, 05/15/41 (Call 11/15/40)	190	178,871
5.60%, 04/01/53 (Call 10/01/52)	218	219,575
5.85%, 06/01/40	260	261,798
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	487	301,023
3.10%, 09/15/49 (Call 03/15/49)	548	376,174
3.70%, 05/15/50 (Call 11/15/49)	276	209,811
3.75%, 04/01/45 (Call 10/01/44)	384	305,044
3.80%, 09/30/47 (Call 03/30/47)	268	205,907
3.80%, 06/01/49 (Call 12/01/48)	415	325,964
4.10%, 11/15/48 (Call 05/15/48)	334	274,761
4.55%, 12/01/41 (Call 06/01/41)	430	389,218
4.60%, 06/01/52 (Call 12/01/51)	341	301,539
4.95%, 09/15/52 (Call 03/15/52)	736	684,958
5.25%, 09/30/40	505	501,247
5.30%, 06/01/42 (Call 12/01/41)	355	358,530
5.35%, 10/01/52 (Call 04/01/52)(a)	242	240,218
7.50%, 09/01/38	383	457,038
Pacific Gas and Electric Co.
3.30%, 08/01/40 (Call 02/01/40)	681	490,403
3.50%, 08/01/50 (Call 02/01/50)	1,692	1,139,054
3.75%, 08/15/42 (Call 02/15/42)(a)	504	367,666
3.95%, 12/01/47 (Call 06/01/47)	659	479,588
4.00%, 12/01/46 (Call 06/01/46)(a)	547	398,854
4.20%, 06/01/41 (Call 12/01/40)	308	242,114
4.25%, 03/15/46 (Call 09/15/45)	338	257,544
4.30%, 03/15/45 (Call 09/15/44)(a)	450	351,334
4.45%, 04/15/42 (Call 10/15/41)	411	331,334
4.50%, 07/01/40 (Call 01/01/40)	1,443	1,209,085
4.50%, 12/15/41 (Call 06/15/41)	391	302,168
4.60%, 06/15/43 (Call 12/15/42)	200	164,441
4.75%, 02/15/44 (Call 08/15/43)(a)	579	483,403
4.95%, 07/01/50 (Call 01/01/50)	2,680	2,274,863
5.25%, 03/01/52 (Call 09/01/51)	535	474,360
6.70%, 04/01/53 (Call 10/01/52)(a)	761	814,072
6.75%, 01/15/53 (Call 07/15/52)	1,060	1,134,335
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	962	586,091
3.30%, 03/15/51 (Call 09/15/50)	490	321,666
4.10%, 02/01/42 (Call 08/01/41)	380	300,168
4.13%, 01/15/49 (Call 07/15/48)	440	343,594
4.15%, 02/15/50 (Call 08/15/49)	412	320,622
5.25%, 06/15/35	350	340,881
5.35%, 12/01/53 (Call 06/01/53)	655	605,003
5.50%, 05/15/54 (Call 11/15/53)(a)	1,010	943,251
5.75%, 04/01/37	575	571,440
6.00%, 01/15/39(a)	649	667,603
6.10%, 08/01/36	355	368,385
6.25%, 10/15/37	563	580,119
6.35%, 07/15/38	235	246,800
PacifiCorp., 5.80%, 01/15/55 (Call 07/15/54)	1,055	1,018,800
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	297	192,130
2.85%, 09/15/51 (Call 03/15/51)	335	215,069
3.00%, 09/15/49 (Call 03/15/49)	340	227,483
3.05%, 03/15/51 (Call 09/15/50)	295	197,654
3.70%, 09/15/47 (Call 03/15/47)(a)	328	254,583
3.90%, 03/01/48 (Call 09/01/47)	364	292,464
4.15%, 10/01/44 (Call 04/01/44)	284	237,401
4.38%, 08/15/52 (Call 02/15/52)	395	337,762

Security	Par (000)	Value

Electric (continued)
4.60%, 05/15/52 (Call 11/15/51)	$340	$301,591
4.80%, 10/15/43 (Call 04/15/43)	295	262,690
5.95%, 10/01/36	281	297,765
Pennsylvania Electric Co., 6.15%, 10/01/38	274	278,415
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
4.00%, 06/30/50 (Call 12/30/49)(b)	623	442,378
4.38%, 02/05/50(b)	390	296,248
4.88%, 07/17/49(b)	463	377,760
5.25%, 10/24/42(b)	905	810,604
5.25%, 05/15/47(a)(b)	480	420,146
6.15%, 05/21/48(b)	1,115	1,080,156
6.25%, 01/25/49(b)	475	465,500
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	486	408,911
5.50%, 03/15/54 (Call 09/15/53)	275	272,828
6.50%, 11/15/37	390	429,559
7.90%, 12/15/38(a)	225	283,698
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	300	204,403
3.95%, 06/01/47 (Call 12/01/46)	355	285,984
4.13%, 06/15/44 (Call 12/15/43)	267	223,622
4.15%, 10/01/45 (Call 04/01/45)	206	169,951
4.15%, 06/15/48 (Call 12/15/47)	307	256,571
4.75%, 07/15/43 (Call 01/15/43)	355	324,984
5.20%, 07/15/41 (Call 01/15/41)(a)	185	176,889
5.25%, 05/15/53 (Call 11/15/52)	633	615,013
6.25%, 05/15/39	260	281,190
Progress Energy Inc., 6.00%, 12/01/39	545	550,130
Public Service Co. of Colorado
3.55%, 06/15/46 (Call 12/15/45)	212	148,976
3.60%, 09/15/42 (Call 03/15/42)	473	363,789
3.80%, 06/15/47 (Call 12/15/46)	336	253,468
3.95%, 03/15/43 (Call 09/15/42)(a)	259	201,153
4.05%, 09/15/49 (Call 03/15/49)	333	259,711
4.10%, 06/15/48 (Call 12/15/47)	337	267,934
4.30%, 03/15/44 (Call 09/15/43)	190	157,878
4.50%, 06/01/52 (Call 12/01/51)	351	295,263
4.75%, 08/15/41 (Call 02/15/41)	284	254,436
5.25%, 04/01/53 (Call 10/01/52)(a)	696	658,152
6.50%, 08/01/38	275	301,125
Series 17, 6.25%, 09/01/37	305	322,793
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	485	328,885
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	345	208,635
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)(a)	179	135,785
5.15%, 01/15/53 (Call 07/15/52)(a)	167	159,717
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/37	249	269,525
Series K, 3.15%, 08/15/51 (Call 02/15/51)(a)	287	192,189
Public Service Electric & Gas Co.
2.05%, 08/01/50 (Call 02/01/50)	266	148,089
2.70%, 05/01/50 (Call 11/01/49)	236	151,559
3.00%, 03/01/51 (Call 09/01/50)	227	149,776
3.15%, 01/01/50 (Call 07/01/49)	239	166,433
3.20%, 08/01/49 (Call 02/01/49)	305	215,580
3.60%, 12/01/47 (Call 06/01/47)	317	242,003
3.65%, 09/01/42 (Call 03/01/42)	365	288,118
3.80%, 01/01/43 (Call 07/01/42)	375	305,379
3.80%, 03/01/46 (Call 09/01/45)	356	279,978
3.85%, 05/01/49 (Call 11/01/48)	331	264,521

S C H E D U L E O F I N V E S T M E N T S	231

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.95%, 05/01/42 (Call 11/01/41)	$436	$364,700
4.05%, 05/01/48 (Call 11/01/47)(a)	285	237,140
4.15%, 11/01/45 (Call 05/01/45)	184	148,224
5.13%, 03/15/53 (Call 09/15/52)(a)	395	381,872
5.38%, 11/01/39	290	280,523
5.45%, 08/01/53 (Call 02/01/53)(a)	383	384,888
5.45%, 03/01/54 (Call 09/01/53)	425	425,273
5.50%, 03/01/40	275	275,499
5.70%, 12/01/36(a)	274	282,752
5.80%, 05/01/37	397	409,550
Series I, 4.00%, 06/01/44 (Call 12/01/43)	135	107,369
Series K, 4.05%, 05/01/45 (Call 11/01/44)(a)	84	66,725
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)(a)	165	104,619
3.25%, 09/15/49 (Call 03/15/49)	280	189,458
4.22%, 06/15/48 (Call 12/15/47)	289	232,620
4.30%, 05/20/45 (Call 11/20/44)(a)	181	148,905
4.43%, 11/15/41 (Call 05/15/41)	266	223,357
5.45%, 06/01/53 (Call 12/01/52)(a)	141	139,460
5.48%, 06/01/35	371	370,555
5.64%, 04/15/41 (Call 10/15/40)	300	298,044
5.76%, 10/01/39(a)	375	377,881
5.76%, 07/15/40(a)	270	269,017
5.80%, 03/15/40(a)	299	300,513
6.27%, 03/15/37(a)	525	549,699
6.72%, 06/15/36	80	87,102
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)(b)	695	687,424
San Diego Gas & Electric Co.
3.70%, 03/15/52 (Call 09/15/51)	311	231,009
3.95%, 11/15/41(a)	298	240,292
4.15%, 05/15/48 (Call 11/15/47)	158	130,124
4.30%, 04/01/42 (Call 10/01/41)	317	266,792
4.50%, 08/15/40	457	406,192
5.35%, 05/15/35	434	430,687
5.35%, 05/15/40	330	317,265
5.35%, 04/01/53 (Call 10/01/52)	574	556,817
6.00%, 06/01/39	248	259,005
Series FFF, 6.13%, 09/15/37(a)	240	242,539
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	134	103,549
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)(a)	196	158,402
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	244	169,520
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)(a)	502	334,136
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	505	472,196
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(b)	622	604,895
Sempra
3.80%, 02/01/38 (Call 08/01/37)	608	498,887
4.00%, 02/01/48 (Call 08/01/47)	673	523,332
6.00%, 10/15/39	877	886,777
Sierra Pacific Power Co.
5.90%, 03/15/54 (Call 09/15/53)(b)	327	334,482
Series P, 6.75%, 07/01/37(a)	150	159,309
Solar Star Funding LLC, 5.38%, 06/30/35(b)	74	73,147
Southern California Edison Co.
3.45%, 02/01/52 (Call 08/01/51)	605	422,096
3.65%, 02/01/50 (Call 08/01/49)	1,089	797,068
3.90%, 12/01/41 (Call 06/01/41)	395	313,454
4.00%, 04/01/47 (Call 10/01/46)	1,404	1,095,664
4.05%, 03/15/42 (Call 09/15/41)	415	340,676

Security	Par (000)	Value

Electric (continued)
4.50%, 09/01/40 (Call 03/01/40)	$422	$367,987
4.65%, 10/01/43 (Call 04/01/43)	561	491,293
5.50%, 03/15/40	508	502,465
5.63%, 02/01/36	364	362,927
5.70%, 03/01/53 (Call 09/01/52)(a)	265	263,472
5.75%, 04/15/54 (Call 10/15/53)	425	423,287
5.88%, 12/01/53 (Call 06/01/53)	576	584,209
6.05%, 03/15/39	457	471,089
Series 04-G, 5.75%, 04/01/35	385	387,477
Series 05-B, 5.55%, 01/15/36(a)	285	281,959
Series 05-E, 5.35%, 07/15/35	385	383,793
Series 06-E, 5.55%, 01/15/37(a)	358	355,328
Series 08-A, 5.95%, 02/01/38	532	545,577
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	397	314,004
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)(a)	480	308,410
Series B, 4.88%, 03/01/49 (Call 09/01/48)	571	507,900
Series C, 3.60%, 02/01/45 (Call 08/01/44)	324	239,720
Series C, 4.13%, 03/01/48 (Call 09/01/47)	1,063	850,154
Series E, 5.45%, 06/01/52 (Call 12/01/51)	280	268,466
Series H, 3.65%, 06/01/51 (Call 12/01/50)	319	234,275
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	202	178,693
4.40%, 07/01/46 (Call 01/01/46)(a)	1,654	1,394,083
Southern Power Co.
5.15%, 09/15/41	470	433,004
5.25%, 07/15/43	265	244,538
Series F, 4.95%, 12/15/46 (Call 06/15/46)	318	278,631
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)(a)	635	416,902
6.20%, 03/15/40	324	334,049
Series J, 3.90%, 04/01/45 (Call 10/01/44)	348	265,942
Series L, 3.85%, 02/01/48 (Call 08/01/47)	406	296,617
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)(a)	252	175,252
3.70%, 08/15/47 (Call 02/15/47)	343	243,704
3.75%, 06/15/49 (Call 12/15/48)	261	189,057
4.50%, 08/15/41 (Call 02/15/41)	311	257,373
6.00%, 10/01/36	226	226,313
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	202	160,917
Series 8, 3.15%, 05/01/50 (Call 11/01/49)(a)	493	317,399
Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak, 4.85%, 10/14/38
(Call 10/14/29)(b)	485	442,650
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)(b)	235	213,773
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(a)(b)	525	507,466
State Grid Overseas Investment BVI Ltd., 4.00%, 05/04/47(a)(b)	290	246,431
Tampa Electric Co.
3.45%, 03/15/51 (Call 09/15/50)	295	205,056
3.63%, 06/15/50 (Call 12/15/49)	230	167,384
4.10%, 06/15/42 (Call 12/15/41)	558	455,074
4.20%, 05/15/45 (Call 11/15/44)	128	100,548
4.30%, 06/15/48 (Call 12/15/47)	180	147,796
4.35%, 05/15/44 (Call 11/15/43)	199	165,478
4.45%, 06/15/49 (Call 12/15/48)	136	115,430
5.00%, 07/15/52 (Call 01/15/52)(a)	270	245,794
6.15%, 05/15/37(a)	315	324,752
6.55%, 05/15/36	240	254,693

232	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/01/40
(Call 12/01/37)(b)	$330	$294,897
Toledo Edison Co. (The), 6.15%, 05/15/37	370	389,886
Tri-State Generation & Transmission
Association Inc.
4.70%, 11/01/44 (Call 05/01/44)	196	149,432
6.00%, 06/15/40(b)	497	465,602
Tucson Electric Power Co.
3.25%, 05/01/51 (Call 11/01/50)	226	151,753
4.00%, 06/15/50 (Call 12/15/49)	241	185,215
4.85%, 12/01/48 (Call 06/01/48)(a)	189	167,136
5.50%, 04/15/53 (Call 10/15/52)	275	268,656
Union Electric Co.
2.63%, 03/15/51 (Call 09/15/50)	601	362,967
3.25%, 10/01/49 (Call 04/01/49)	347	236,492
3.65%, 04/15/45 (Call 10/15/44)	376	282,924
3.90%, 09/15/42 (Call 03/15/42)(a)	534	432,150
3.90%, 04/01/52 (Call 10/01/51)	500	389,213
4.00%, 04/01/48 (Call 10/01/47)	261	205,530
5.25%, 01/15/54 (Call 07/15/53)	325	307,715
5.30%, 08/01/37	337	335,163
5.45%, 03/15/53 (Call 09/15/52)(a)	334	327,707
8.45%, 03/15/39	377	479,611
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	828	480,280
2.95%, 11/15/51 (Call 05/15/51)	718	460,520
3.30%, 12/01/49 (Call 06/01/49)	292	205,639
4.00%, 01/15/43 (Call 07/15/42)	516	421,408
4.45%, 02/15/44 (Call 08/15/43)	373	320,818
4.60%, 12/01/48 (Call 06/01/48)	317	275,472
5.35%, 01/15/54 (Call 07/15/53)(a)	375	360,908
5.45%, 04/01/53 (Call 10/01/52)	617	604,232
5.70%, 08/15/53 (Call 02/15/53)	540	546,488
6.35%, 11/30/37	432	461,852
8.88%, 11/15/38(a)	592	787,188
Series A, 6.00%, 05/15/37	433	449,554
Series B, 3.80%, 09/15/47 (Call 03/15/47)	494	376,381
Series B, 4.20%, 05/15/45 (Call 11/15/44)	272	224,126
Series B, 6.00%, 01/15/36	588	614,686
Series C, 4.00%, 11/15/46 (Call 05/15/46)	407	323,641
Series C, 4.63%, 05/15/52 (Call 11/15/51)	528	455,865
Series D, 4.65%, 08/15/43 (Call 02/15/43)	513	453,710
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)(a)	291	221,691
4.25%, 06/01/44 (Call 12/01/43)	71	58,240
4.30%, 12/15/45 (Call 06/15/45)(a)	181	147,870
4.30%, 10/15/48 (Call 04/15/48)(a)	175	146,337
5.70%, 12/01/36(a)	265	272,537
Wisconsin Power and Light Co.
3.65%, 04/01/50 (Call 10/01/49)	202	147,293
4.10%, 10/15/44 (Call 04/15/44)	170	132,898
6.38%, 08/15/37(a)	350	372,115
7.60%, 10/01/38	170	198,503
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	660	416,010
3.30%, 09/01/49 (Call 03/01/49)(a)	199	139,671
3.67%, 12/01/42	448	350,285
4.75%, 11/01/44 (Call 05/01/44)(a)	270	240,531
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	406	279,411
4.80%, 09/15/41 (Call 03/15/41)(a)	203	174,835

Security	Par (000)	Value

Electric (continued)
6.50%, 07/01/36(a)	$315	$331,234

		267,342,390

Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	416	266,047
2.80%, 12/21/51 (Call 06/21/51)(a)	840	542,239
5.25%, 11/15/39	315	318,555
6.13%, 04/15/39(a)	225	240,003

		1,366,844

Electronics — 0.2%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	339	276,883
Honeywell International Inc.
2.80%, 06/01/50 (Call 12/01/49)(a)	494	343,255
3.81%, 11/21/47 (Call 05/21/47)	360	289,074
5.00%, 03/01/35 (Call 12/01/34)	575	573,288
5.25%, 03/01/54 (Call 09/01/53)	575	573,831
5.35%, 03/01/64 (Call 09/01/63)	575	574,283
5.38%, 03/01/41	469	478,764
5.70%, 03/15/36	571	602,935
5.70%, 03/15/37	591	617,943
Tyco Electronics Group SA, 7.13%, 10/01/37	433	493,021

		4,823,277

Energy - Alternate Sources — 0.0%
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(b)	228	180,191

Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 (Call 08/11/40)(a)(b)	680	481,100
5.13%, 08/11/61 (Call 08/11/60)(b)	1,120	782,768
LBJ Infrastructure Group LLC, 3.80%, 12/31/57
(Call 06/30/57)(a)(b)	332	224,067
Mexico City Airport Trust
5.50%, 10/31/46 (Call 04/30/46)(b)	461	381,682
5.50%, 07/31/47 (Call 01/31/47)(b)	1,696	1,409,800

		3,279,417

Entertainment — 0.4%
Warnermedia Holdings Inc.
5.05%, 03/15/42 (Call 09/15/41)	3,205	2,695,141
5.14%, 03/15/52 (Call 09/15/51)	5,803	4,715,492
5.39%, 03/15/62 (Call 09/15/61)	2,555	2,061,184

		9,471,817

Environmental Control — 0.2%
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)(a)	190	161,140
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	333	230,966
5.70%, 05/15/41 (Call 11/15/40)	308	319,499
6.20%, 03/01/40	412	447,376
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)(a)	654	432,944
3.05%, 04/01/50 (Call 10/01/49)	415	282,607
Waste Management Inc.
2.50%, 11/15/50 (Call 05/15/50)	412	254,468
2.95%, 06/01/41 (Call 12/01/40)	169	125,090
3.90%, 03/01/35 (Call 09/01/34)	154	135,626
4.10%, 03/01/45 (Call 09/01/44)	315	270,275
4.15%, 07/15/49 (Call 01/15/49)	633	537,288

		3,197,279

S C H E D U L E O F I N V E S T M E N T S	233

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food — 1.9%
Bimbo Bakeries USA Inc.
4.00%, 05/17/51 (Call 11/17/50)(b)	$535	$411,720
5.38%, 01/09/36 (Call 10/09/35)(b)	85	84,382
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)(a)	463	300,905
4.80%, 03/15/48 (Call 09/15/47)(a)	467	409,908
Cencosud SA, 6.63%, 02/12/45 (Call 08/12/44)(b)	200	203,500
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	833	788,587
5.40%, 11/01/48 (Call 05/01/48)(a)	785	724,823
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)(a)	611	393,654
4.15%, 02/15/43 (Call 08/15/42)	210	175,280
4.55%, 04/17/38 (Call 10/17/37)	249	220,978
4.70%, 04/17/48 (Call 10/17/47)(a)	227	202,145
5.40%, 06/15/40	436	425,843
Grupo Bimbo SAB de CV
4.00%, 09/06/49 (Call 03/06/49)(a)(b)	445	347,589
4.70%, 11/10/47 (Call 05/10/47)(b)	599	516,857
4.88%, 06/27/44(b)	295	261,363
Hershey Co. (The)
2.65%, 06/01/50 (Call 12/01/49)	298	193,474
3.13%, 11/15/49 (Call 05/15/49)	235	168,677
3.38%, 08/15/46 (Call 02/15/46)(a)	204	154,052
Hormel Foods Corp., 3.05%, 06/03/51
(Call 12/03/50)(a)	509	342,242
Ingredion Inc.
3.90%, 06/01/50 (Call 12/01/49)(a)	185	135,106
6.63%, 04/15/37	169	182,328
J M Smucker Co. (The)
6.50%, 11/15/43 (Call 05/15/43)(a)	720	771,139
6.50%, 11/15/53 (Call 05/15/53)(a)	905	983,355
JBS USA LUX SA/JBS USA Food Co./JBS
Luxembourg SARL, 7.25%, 11/15/53
(Call 05/15/53)(a)(b)	920	963,908
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
4.38%, 02/02/52 (Call 08/02/51)	975	701,442
6.50%, 12/01/52 (Call 06/01/52)	1,425	1,370,149
JM Smucker Co. (The)
2.75%, 09/15/41 (Call 03/15/41)	141	94,104
3.55%, 03/15/50 (Call 09/15/49)	204	142,431
4.25%, 03/15/35	499	447,672
4.38%, 03/15/45	472	394,950
Kellanova, 4.50%, 04/01/46	475	409,475
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	380	377,108
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	2,285	1,893,077
4.63%, 10/01/39 (Call 04/01/39)	90	81,279
4.88%, 10/01/49 (Call 04/01/49)(a)	979	873,407
5.00%, 07/15/35 (Call 01/15/35)	186	181,651
5.00%, 06/04/42	1,375	1,271,154
5.20%, 07/15/45 (Call 01/15/45)	1,431	1,336,084
5.50%, 06/01/50 (Call 12/01/49)	715	695,445
6.50%, 02/09/40	588	638,077
6.88%, 01/26/39	685	770,589
7.13%, 08/01/39(b)	748	851,368
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	329	250,183
3.95%, 01/15/50 (Call 07/15/49)	654	513,684
4.45%, 02/01/47 (Call 08/01/46)(a)	1,099	929,426

Security	Par (000)	Value

Food (continued)
4.65%, 01/15/48 (Call 07/15/47)	$415	$361,661
5.00%, 04/15/42 (Call 10/15/41)	402	368,835
5.15%, 08/01/43 (Call 02/01/43)	374	348,335
5.40%, 07/15/40 (Call 01/15/40)	300	287,771
5.40%, 01/15/49 (Call 07/15/48)	331	323,495
6.90%, 04/15/38	523	584,297
Mars Inc.
2.38%, 07/16/40 (Call 01/16/40)(b)	790	543,730
2.45%, 07/16/50 (Call 01/16/50)(a)(b)	377	226,108
3.88%, 04/01/39 (Call 10/01/38)(a)(b)	529	453,475
3.95%, 04/01/44 (Call 10/01/43)(b)	242	197,801
3.95%, 04/01/49 (Call 10/01/48)(a)(b)	758	612,705
4.13%, 04/01/54 (Call 10/01/53)(b)	432	352,205
4.20%, 04/01/59 (Call 10/01/58)(b)	531	436,567
McCormick & Co. Inc./MD, 4.20%, 08/15/47
(Call 02/15/47)(a)	189	156,041
Mondelez International Inc., 2.63%, 09/04/50
(Call 03/04/50)	1,035	649,461
Nestle Holdings Inc.
2.50%, 09/14/41 (Call 03/14/41)(b)	150	105,704
2.63%, 09/14/51 (Call 03/14/51)(b)	711	457,369
3.90%, 09/24/38 (Call 03/24/38)(b)	787	691,172
4.00%, 09/24/48 (Call 03/24/48)(b)	1,692	1,428,277
4.70%, 01/15/53 (Call 07/15/52)(b)	755	710,717
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)(a)	641	434,753
3.30%, 02/15/50 (Call 08/15/49)	394	278,284
4.45%, 03/15/48 (Call 09/15/47)	468	394,057
4.50%, 04/01/46 (Call 10/01/45)	366	313,415
4.85%, 10/01/45 (Call 04/01/45)	420	381,892
5.38%, 09/21/35(a)	320	322,702
6.60%, 04/01/40 (Call 10/01/39)(a)	215	235,031
6.60%, 04/01/50 (Call 10/01/49)	1,029	1,162,818
Tesco PLC, 6.15%, 11/15/37(a)(b)	445	446,090
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	551	446,174
4.88%, 08/15/34 (Call 02/15/34)(a)	543	515,668
5.10%, 09/28/48 (Call 03/28/48)	1,238	1,092,270
5.15%, 08/15/44 (Call 02/15/44)	417	375,290

		39,278,740

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
5.15%, 01/29/50 (Call 07/29/49)(b)	300	242,511
5.50%, 11/02/47 (Call 05/02/47)	280	236,043
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	380	320,906
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(a)	681	577,425
4.40%, 08/15/47 (Call 02/15/47)(a)	684	568,247
4.80%, 06/15/44 (Call 12/15/43)(a)	536	475,308
5.00%, 09/15/35 (Call 03/15/35)	81	78,295
5.15%, 05/15/46 (Call 11/15/45)(a)	170	156,036
6.00%, 11/15/41 (Call 05/15/41)(a)	628	648,372
7.30%, 11/15/39	24	27,780
Suzano Austria GmbH, 7.00%, 03/16/47
(Call 09/16/46)(a)(b)	1,058	1,097,757

		4,428,680

Gas — 0.9%
APA Infrastructure Ltd., 5.00%, 03/23/35
(Call 12/23/34)(b)	185	171,629

234	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Atmos Energy Corp.
2.85%, 02/15/52 (Call 08/15/51)(a)	$477	$305,195
3.38%, 09/15/49 (Call 03/15/49)	405	291,677
4.13%, 10/15/44 (Call 04/15/44)	599	510,908
4.13%, 03/15/49 (Call 09/15/48)	377	310,898
4.15%, 01/15/43 (Call 07/15/42)(a)	457	391,215
4.30%, 10/01/48 (Call 04/01/48)	471	403,408
5.50%, 06/15/41 (Call 12/15/40)	335	336,721
5.75%, 10/15/52 (Call 04/15/52)	410	431,003
6.20%, 11/15/53 (Call 05/15/53)	400	442,410
Boston Gas Co.
4.49%, 02/15/42(b)	430	350,852
6.12%, 07/20/53 (Call 01/20/53)(a)(b)	325	327,118
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(a)(b)	535	405,785
4.49%, 03/04/49 (Call 09/04/48)(b)	347	267,760
4.50%, 03/10/46 (Call 09/10/45)(b)	337	262,180
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	206	164,060
5.85%, 01/15/41 (Call 07/15/40)	461	471,051
6.63%, 11/01/37(a)	265	287,209
Centrica PLC, 5.38%, 10/16/43 (Call 04/16/43)(b)	379	331,989
East Ohio Gas Co. (The), 3.00%, 06/15/50 (Call 12/15/49)(b)	597	372,459
KeySpan Gas East Corp.
3.59%, 01/18/52 (Call 07/18/51)(b)	339	227,052
5.82%, 04/01/41(b)	685	648,725
Korea Gas Corp., 6.25%, 01/20/42(b)	610	686,639
Mega Advance Investments Ltd., 6.38%, 05/12/41(a)(b)	360	386,194
NiSource Inc.
3.95%, 03/30/48 (Call 09/30/47)	335	257,565
4.38%, 05/15/47 (Call 11/15/46)	520	431,243
4.80%, 02/15/44 (Call 08/15/43)	705	625,971
5.00%, 06/15/52 (Call 12/15/51)	484	438,955
5.25%, 02/15/43 (Call 08/15/42)	604	571,146
5.65%, 02/01/45 (Call 08/01/44)	418	409,380
5.80%, 02/01/42 (Call 08/01/41)	349	329,717
5.95%, 06/15/41 (Call 12/15/40)	292	295,293
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)(a)	292	251,038
4.66%, 02/01/44 (Call 08/01/43)(a)	446	398,986
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	442	294,249
3.64%, 11/01/46 (Call 05/01/46)	85	59,907
4.10%, 09/18/34 (Call 03/18/34)	95	83,717
4.65%, 08/01/43 (Call 02/01/43)	339	291,942
5.05%, 05/15/52 (Call 11/15/51)	265	238,390
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)(a)	530	417,651
4.45%, 03/15/44 (Call 09/15/43)	175	146,467
5.13%, 11/15/40	264	250,712
5.75%, 06/01/53 (Call 12/01/52)	400	404,407
6.35%, 11/15/52 (Call 05/15/52)(a)	513	564,233
Series KK, 5.75%, 11/15/35(a)	320	319,178
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	305	247,881
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	429	351,747
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	285	219,073
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	416	315,380
4.40%, 06/01/43 (Call 12/01/42)	592	490,286

Security	Par (000)	Value

Gas (continued)
4.40%, 05/30/47 (Call 11/30/46)	$340	$275,875
5.88%, 03/15/41 (Call 09/15/40)	511	510,119
6.00%, 10/01/34	150	150,119
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	320	207,276
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	221	140,281
3.80%, 09/29/46 (Call 03/29/46)	165	120,552
4.15%, 06/01/49 (Call 12/01/48)	237	180,501
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)	195	165,312
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	230	156,493
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)(a)	300	218,951
Series K, 3.80%, 09/15/46 (Call 03/15/46)	346	255,553

		19,869,683
Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	298	209,220
4.10%, 03/01/48 (Call 09/01/47)	168	140,173
Stanley Black & Decker Inc.
2.75%, 11/15/50 (Call 05/15/50)	529	307,172
4.85%, 11/15/48 (Call 05/15/48)	300	259,737
5.20%, 09/01/40	655	610,450

		1,526,752
Health Care - Products — 1.3%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	1,694	1,660,751
4.75%, 04/15/43 (Call 10/15/42)	441	423,027
4.90%, 11/30/46 (Call 05/30/46)	2,806	2,704,852
5.30%, 05/27/40	650	664,364
6.00%, 04/01/39(a)	502	557,509
6.15%, 11/30/37	702	777,440
Alcon Finance Corp.
3.80%, 09/23/49 (Call 03/23/49)(b)	311	240,691
5.75%, 12/06/52 (Call 06/06/52)(b)	635	654,065
Baxter International Inc.
3.13%, 12/01/51 (Call 06/01/51)(a)	758	494,774
3.50%, 08/15/46 (Call 02/15/46)	188	133,162
4.50%, 06/15/43 (Call 12/15/42)(a)	530	429,079
6.25%, 12/01/37(a)	230	232,562
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	369	342,268
4.70%, 03/01/49 (Call 09/01/48)(a)	526	482,679
6.50%, 11/15/35	344	380,123
7.38%, 01/15/40(a)	300	351,598
Covidien International Finance SA, 6.55%, 10/15/37	295	327,384
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)(a)	936	592,948
2.80%, 12/10/51 (Call 06/10/51)(a)	989	642,936
4.38%, 09/15/45 (Call 03/15/45)	320	282,457
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	606	482,179
3.40%, 11/15/49 (Call 05/15/49)	922	689,868
GE HealthCare Technologies Inc., 6.38%, 11/22/52 (Call 05/22/52)	884	981,719
HCA Inc., 4.38%, 03/15/42 (Call 09/15/41)	350	290,658
Koninklijke Philips NV
5.00%, 03/15/42	494	447,215
6.88%, 03/11/38(a)	959	1,030,250

S C H E D U L E O F I N V E S T M E N T S	235

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)(a)	$80	$68,300
4.38%, 03/15/35	1,787	1,684,782
4.63%, 03/15/45	1,630	1,512,895
Revvity Inc., 3.63%, 03/15/51 (Call 09/15/50)	164	113,865
Solventum Corp.
5.90%, 04/30/54 (Call 10/30/53)(a)(b)	950	929,757
6.00%, 05/15/64 (Call 11/15/63)(b)	950	922,650
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51
(Call 09/15/50)	463	342,498
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)(a)	295	201,974
4.10%, 04/01/43 (Call 10/01/42)	427	361,159
4.38%, 05/15/44 (Call 11/15/43)	298	262,844
4.63%, 03/15/46 (Call 09/15/45)	800	728,016
Thermo Fisher Scientific Inc.
2.80%, 10/15/41 (Call 04/15/41)	1,026	738,495
4.10%, 08/15/47 (Call 02/15/47)	933	782,062
5.30%, 02/01/44 (Call 08/01/43)	358	356,759
5.40%, 08/10/43 (Call 04/10/43)(a)	574	580,185
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	194	170,851
4.45%, 08/15/45 (Call 02/15/45)(a)	189	167,266
5.75%, 11/30/39	390	387,679

		26,608,595
Health Care - Services — 4.0%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)(a)	182	118,433
Adventist Health System/West, 3.63%, 03/01/49 (Call 09/01/48)	225	165,609
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	248	186,205
4.27%, 08/15/48 (Call 02/15/48)	228	196,107
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	145	98,585
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)(a)	789	589,907
4.13%, 11/15/42 (Call 05/15/42)	386	308,578
4.50%, 05/15/42 (Call 11/15/41)	614	521,169
4.75%, 03/15/44 (Call 09/15/43)	207	178,520
6.63%, 06/15/36	855	930,680
6.75%, 12/15/37	647	705,839
AHS Hospital Corp.
5.02%, 07/01/45	329	313,978
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	84	54,941
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	240	157,180
4.81%, 11/15/45 (Call 05/15/45)	160	146,885
Series 2019, 3.89%, 04/15/49 (Call 10/15/48)	186	151,801
Ascension Health
3.95%, 11/15/46(a)	894	752,469
4.85%, 11/15/53	410	392,126
Series B, 3.11%, 11/15/39 (Call 05/15/39)	454	354,022
Banner Health
2.91%, 01/01/42 (Call 07/01/41)	175	127,846
2.91%, 01/01/51 (Call 07/01/50)(a)	250	161,327
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)(a)	258	182,988
Baptist Health South Florida Inc., Series 2017,
4.34%, 11/15/41	193	168,117
Baptist Health South Florida Obligated Group,
Series 2021, 3.12%, 11/15/71 (Call 05/15/71)(a)	10	5,920

Security	Par (000)	Value

Health Care - Services (continued)
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%, 08/15/50 (Call 02/15/50)(a)	$235	$174,334
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)(a)	241	197,325
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	260	215,343
4.19%, 11/15/45 (Call 05/15/45)	173	151,137
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)(a)	673	445,965
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51 (Call 01/01/51)	195	123,568
Bon Secours Mercy Health Inc., Series 20-2,
3.21%, 06/01/50 (Call 12/01/49)	190	134,126
Catholic Health Services of Long Island Obligated
Group, Series 2020, 3.37%, 07/01/50
(Call 01/01/50)(a)	192	131,653
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)(a)	212	131,721
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	197	166,518
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	201	123,735
Children’s Hospital Medical Center/Cincinnati OH,
4.27%, 05/15/44	176	155,261
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	150	97,892
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	79	50,599
City of Hope
Series 2013, 5.62%, 11/15/43	337	328,747
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)(a)	198	166,002
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	335	304,651
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)	418	317,602
3.91%, 10/01/50 (Call 04/01/50)	497	381,858
4.19%, 10/01/49 (Call 04/01/49)	837	679,100
4.35%, 11/01/42(a)	744	634,788
6.46%, 11/01/52 (Call 05/01/52)(a)	215	242,496
Community Health Network Inc., Series 20-A,
3.10%, 05/01/50 (Call 11/01/49)	139	93,165
Corewell Health Obligated Group, Series 19A,
3.49%, 07/15/49 (Call 01/15/49)	154	116,422
Cottage Health Obligated Group, Series 2020,
3.30%, 11/01/49 (Call 05/01/49)(a)	279	197,772
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)(a)	194	146,871
Dignity Health
4.50%, 11/01/42	231	198,943
5.27%, 11/01/64(a)	160	148,572
Duke University Health System Inc., Series 2017,
3.92%, 06/01/47 (Call 12/01/46)	279	230,962
Elevance Health Inc.
3.13%, 05/15/50 (Call 11/15/49)	742	508,664
3.60%, 03/15/51 (Call 09/15/50)	1,084	809,303
3.70%, 09/15/49 (Call 03/15/49)	861	652,452
4.38%, 12/01/47 (Call 06/01/47)	1,213	1,030,647
4.55%, 03/01/48 (Call 09/01/47)	747	653,536
4.55%, 05/15/52 (Call 11/15/51)	696	607,944
4.63%, 05/15/42	866	779,919
4.65%, 01/15/43(a)	760	687,653
4.65%, 08/15/44 (Call 02/15/44)	692	616,741
4.85%, 08/15/54 (Call 02/15/54)	152	129,746

236	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.10%, 01/15/44	$595	$561,483
5.13%, 02/15/53 (Call 08/15/52)	992	937,267
5.85%, 01/15/36(a)	403	419,079
5.95%, 12/15/34	373	390,653
6.10%, 10/15/52 (Call 04/15/52)	764	820,552
6.38%, 06/15/37	396	428,665
Franciscan Missionaries of Our Lady Health
System Inc., Series B, 3.91%, 07/01/49
(Call 01/01/49)(a)	155	120,971
Fred Hutchinson Cancer Center, 4.97%, 01/01/52
(Call 07/01/51)	120	113,794
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)(a)	385	334,261
4.50%, 07/01/57 (Call 01/01/57)	150	126,528
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	380	264,724
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	304	202,248
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	80	55,887
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	1,494	1,009,490
4.63%, 03/15/52 (Call 09/15/51)	1,803	1,476,229
5.13%, 06/15/39 (Call 12/15/38)	946	879,102
5.25%, 06/15/49 (Call 12/15/48)	1,831	1,648,725
5.50%, 06/15/47 (Call 12/15/46)	1,267	1,179,664
5.90%, 06/01/53 (Call 12/01/52)	935	918,379
6.00%, 04/01/54 (Call 10/01/53)	635	630,224
6.10%, 04/01/64 (Call 10/01/63)	725	715,887
Health Care Service Corp. A Mutual Legal Reserve
Co., 3.20%, 06/01/50 (Call 12/01/49)(b)	519	351,897
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)(a)	222	181,180
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	414	323,558
4.63%, 12/01/42 (Call 06/01/42)	610	535,600
4.80%, 03/15/47 (Call 09/15/46)	328	285,880
4.95%, 10/01/44 (Call 04/01/44)	615	554,680
5.50%, 03/15/53 (Call 09/15/52)(a)	615	595,718
8.15%, 06/15/38	269	320,619
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	214	177,420
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	175	114,928
Inova Health System Foundation, 4.07%, 05/15/52
(Call 11/15/51)(a)	180	153,401
Integris Baptist Medical Center Inc., Series A,
3.88%, 08/15/50 (Call 02/15/50)	240	181,099
Iowa Health System, Series 2020, 3.67%, 02/15/50
(Call 08/15/49)	189	146,928
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46(a)	341	278,339
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	1,169	1,007,984
4.88%, 04/01/42	539	511,848
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	892	655,463
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)(a)	745	544,145
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	1,203	824,601
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)(a)	652	581,935
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	142	113,829
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	89	63,224
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	399	271,564

Security	Par (000)	Value

Health Care - Services (continued)
Mayo Clinic
3.77%, 11/15/43	$45	$37,981
Series 2013, 4.00%, 11/15/47(a)	100	84,572
Series 2016, 4.13%, 11/15/52(a)	253	220,184
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	431	296,333
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	241	207,814
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	80	60,489
Memorial Health Services, 3.45%, 11/01/49
(Call 05/01/49)	262	194,871
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	155	131,866
5.00%, 07/01/42	411	398,228
Series 2015, 4.20%, 07/01/55	530	444,506
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	50	33,912
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	226	141,873
Montefiore Obligated Group
4.29%, 09/01/50	135	83,408
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)	162	118,609
Mount Nittany Medical Center Obligated Group,
3.80%, 11/15/52(a)	199	155,758
Mount Sinai Hospital
Series 2017, 3.98%, 07/01/48	194	158,604
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	308	226,731
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	309	206,406
MultiCare Health System, 2.80%, 08/15/50
(Call 02/15/50)(a)	196	115,092
MyMichigan Health, Series 2020, 3.41%, 06/01/50
(Call 12/01/49)	188	136,885
Nationwide Children’s Hospital Inc., 4.56%, 11/01/52 (Call 05/01/52)	197	181,109
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	185	124,632
2.61%, 08/01/60 (Call 02/01/60)(a)	155	89,480
3.56%, 08/01/36	175	149,682
4.02%, 08/01/45(a)	310	262,905
4.06%, 08/01/56	198	160,924
4.76%, 08/01/2116(a)	180	154,944
Series 2019, 3.95%, (Call 02/01/2119)(a)	250	183,352
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	444	339,468
3.98%, 11/01/46 (Call 11/01/45)	145	114,198
4.26%, 11/01/47 (Call 11/01/46)	669	544,438
6.15%, 11/01/43	295	308,520
Northwestern Memorial Healthcare Obligated
Group, Series 2021, 2.63%, 07/15/51
(Call 01/15/51)(a)	189	123,148
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	150	113,459
3.17%, 11/01/51 (Call 05/01/51)	747	508,688
3.32%, 11/01/61 (Call 05/01/61)(a)	327	213,063
4.37%, 11/01/43	310	264,749
NY Society for Relief of Ruptured & Crippled
Maintaining Hosp Special Surgery, Series 2020,
2.67%, 10/01/50 (Call 04/01/50)(a)	54	32,813
NYU Langone Hospitals
5.75%, 07/01/43(a)	80	83,379
Series 2020, 3.38%, 07/01/55 (Call 01/01/55)	430	309,069
Ochsner Clinic Foundation, 5.90%, 05/15/45
(Call 11/15/44)(a)	195	187,666

S C H E D U L E O F I N V E S T M E N T S	237

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
OhioHealth Corp.
2.83%, 11/15/41 (Call 05/15/41)	$175	$127,917
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	177	126,868
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	105	76,934
4.09%, 10/01/48 (Call 04/01/48)	190	158,040
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)(a)	266	232,351
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	440	290,070
Piedmont Healthcare Inc.
2.86%, 01/01/52 (Call 07/01/51)(a)	276	176,872
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)(a)	105	74,094
Presbyterian Healthcare Services, 4.88%, 08/01/52 (Call 02/01/52)	205	196,769
Providence St Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	750	452,050
Series A, 3.93%, 10/01/48 (Call 04/01/48)(a)	199	153,083
Series I, 3.74%, 10/01/47(a)	255	191,823
Queen’s Health Systems (The), 4.81%, 07/01/52 (Call 01/01/52)(a)	135	125,753
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)(a)	198	173,618
Rady Children’s Hospital-San Diego, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	190	128,863
Roche Holdings Inc.
2.61%, 12/13/51 (Call 06/13/51)(b)	1,820	1,147,539
4.00%, 11/28/44 (Call 05/28/44)(b)	568	487,565
7.00%, 03/01/39(b)	685	823,519
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	259	192,969
3.95%, 07/01/46 (Call 07/01/45)	190	152,070
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)(a)	498	321,129
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	195	131,709
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)(a)	196	122,694
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)	190	180,771
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	167	113,149
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	264	212,512
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)(a)	193	142,887
Sutter Health
5.55%, 08/15/53 (Call 02/15/53)(a)	10	10,438
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	198	164,341
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	145	111,446
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)(a)	390	286,115
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)(a)	170	102,245
4.33%, 11/15/55(a)	190	166,306
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	170	169,809
Trinity Health Corp.
4.13%, 12/01/45	168	142,169
Series 2019, 3.43%, 12/01/48(a)	218	165,863
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	236	166,186
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)	110	104,023
UnitedHealth Group Inc. 2.75%, 05/15/40 (Call 11/15/39)	945	680,850

Security	Par (000)	Value

Health Care - Services (continued)
2.90%, 05/15/50 (Call 11/15/49)	$1,146	$761,307
3.05%, 05/15/41 (Call 11/15/40)	1,057	785,329
3.13%, 05/15/60 (Call 11/15/59)	810	529,989
3.25%, 05/15/51 (Call 11/15/50)	1,425	999,338
3.50%, 08/15/39 (Call 02/15/39)	532	429,686
3.70%, 08/15/49 (Call 02/15/49)	1,105	848,087
3.75%, 10/15/47 (Call 04/15/47)	866	675,197
3.88%, 08/15/59 (Call 02/15/59)	1,175	904,099
3.95%, 10/15/42 (Call 04/15/42)	600	504,240
4.20%, 01/15/47 (Call 07/15/46)	820	694,415
4.25%, 03/15/43 (Call 09/15/42)	674	589,550
4.25%, 04/15/47 (Call 10/15/46)	698	593,493
4.25%, 06/15/48 (Call 12/15/47)	1,116	939,311
4.38%, 03/15/42 (Call 09/15/41)(a)	476	423,597
4.45%, 12/15/48 (Call 06/15/48)	933	820,146
4.63%, 07/15/35	175	168,922
4.63%, 11/15/41 (Call 05/15/41)	603	550,196
4.75%, 07/15/45	1,654	1,521,969
4.75%, 05/15/52 (Call 11/15/51)	1,715	1,560,050
4.95%, 05/15/62 (Call 11/15/61)	852	787,581
5.05%, 04/15/53 (Call 10/15/52)	1,772	1,685,871
5.20%, 04/15/63 (Call 10/15/62)	1,520	1,449,498
5.70%, 10/15/40 (Call 04/15/40)	309	320,248
5.80%, 03/15/36	785	830,999
5.88%, 02/15/53 (Call 08/15/52)	1,475	1,577,985
5.95%, 02/15/41 (Call 08/15/40)	400	420,885
6.05%, 02/15/63 (Call 08/15/62)	1,306	1,414,361
6.50%, 06/15/37	565	630,175
6.63%, 11/15/37	660	746,354
6.88%, 02/15/38	990	1,150,044
UPMC, 5.38%, 05/15/43 (Call 11/15/42)	102	103,139
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	80	56,336
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	190	119,594
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	177	160,150
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)(a)	268	175,890
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)(a)	90	51,824

		84,809,689

Holding Companies - Diversified — 0.1%
Alfa SAB de CV, 6.88%, 03/25/44 (Call 09/25/43)(b)	445	440,439
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49 (Call 03/06/49)(b)	732	539,296
JAB Holdings BV
3.75%, 05/28/51 (Call 11/28/50)(b)	315	204,911
4.50%, 04/08/52 (Call 10/08/51)(b)	415	306,657
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(a)(b)	585	404,533

		1,895,836

Home Builders — 0.0%
MDC Holdings Inc.
3.97%, 08/06/61 (Call 02/06/61)	195	148,552
6.00%, 01/15/43 (Call 10/15/42)	681	679,378
PulteGroup Inc., 6.00%, 02/15/35	235	241,329

		1,069,259

238	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/51 (Call 05/15/51)(a)	$378	$260,692
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)(a)	286	230,177
4.60%, 05/15/50 (Call 11/15/49)(a)	531	429,359
5.15%, 03/01/43	241	212,712

		1,132,940

Household Products & Wares — 0.2%
Church & Dwight Co. Inc.
3.95%, 08/01/47 (Call 02/01/47)	164	130,301
5.00%, 06/15/52 (Call 12/15/51)	378	357,275
Kimberly-Clark Corp.
2.88%, 02/07/50 (Call 08/07/49)(a)	205	140,115
3.20%, 07/30/46 (Call 01/30/46)	98	71,273
3.70%, 06/01/43	290	227,013
3.90%, 05/04/47 (Call 11/04/46)	127	102,559
5.30%, 03/01/41	405	404,179
6.63%, 08/01/37(a)	798	917,737
SC Johnson & Son Inc.
4.00%, 05/15/43 (Call 02/15/43)(b)	440	354,640
4.35%, 09/30/44 (Call 03/30/44)(a)(b)	264	216,953
4.75%, 10/15/46 (Call 04/16/46)(b)	680	608,411
4.80%, 09/01/40(b)	473	423,219

		3,953,675

Insurance — 4.9%
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	151	120,388
4.75%, 01/15/49 (Call 07/15/48)	364	329,117
6.45%, 08/15/40(a)	399	433,453
AIA Group Ltd.
3.20%, 09/16/40 (Call 03/16/40)(b)	805	600,727
4.50%, 03/16/46 (Call 09/16/45)(b)	335	301,780
4.88%, 03/11/44(b)	282	267,264
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	310	218,719
4.90%, 09/15/44 (Call 03/15/44)(a)	199	186,334
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	251	195,135
4.20%, 12/15/46 (Call 06/15/46)	272	222,118
4.50%, 06/15/43	655	570,947
5.55%, 05/09/35	696	707,567
5.95%, 04/01/36	665	693,752
6.50%, 05/15/67 (Call 05/15/37), (3-mo. LIBOR US + 2.120%)(a)(d)	304	306,093
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	250	203,580
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	320	281,388
4.38%, 06/30/50 (Call 12/30/49)	819	703,276
4.50%, 07/16/44 (Call 01/16/44)	547	482,622
4.75%, 04/01/48 (Call 10/01/47)(a)	906	826,745
4.80%, 07/10/45 (Call 01/10/45)	606	554,820
6.25%, 05/01/36	700	729,343
AmFam Holdings Inc., 3.83%, 03/11/51 (Call 09/11/50)(a)(b)	247	147,345
Aon Corp., 6.25%, 09/30/40(a)	357	379,261
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (Call 02/23/51)(a)	524	327,031
3.90%, 02/28/52 (Call 08/28/51)	751	568,481

Security	Par (000)	Value

Insurance (continued)
Aon Global Ltd.
4.25%, 12/12/42	$276	$222,103
4.45%, 05/24/43 (Call 02/24/43)	280	229,453
4.60%, 06/14/44 (Call 03/14/44)	475	409,063
4.75%, 05/15/45 (Call 11/15/44)	408	359,883
Aon North America Inc., 5.75%, 03/01/54 (Call 09/01/53)	1,100	1,104,317
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	315	288,347
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	726	534,551
7.35%, 05/01/34	65	73,068
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	410	381,419
Arthur J Gallagher & Co.
3.05%, 03/09/52 (Call 09/09/51)	305	193,064
3.50%, 05/20/51 (Call 11/20/50)	746	517,973
5.75%, 03/02/53 (Call 09/02/52)	508	500,589
5.75%, 07/15/54 (Call 01/15/54)	205	203,048
6.75%, 02/15/54 (Call 08/15/53)	525	591,820
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66 (Call 12/15/36), (1-mo. LIBOR US + 2.215%)(a)(b)(d)	255	233,653
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51 (Call 03/15/51)	135	94,819
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)(a)	360	236,054
3.95%, 05/25/51 (Call 11/25/50)(a)	391	285,250
Augustar Life Insurance Co., 6.88%, 06/15/42(b)	235	212,446
AXA SA, 6.38%, (Call 12/14/36), (1-day SOFR + 2.256%)(a)(b)(d)(e)	250	272,573
AXIS Specialty Finance PLC, 5.15%, 04/01/45	129	111,467
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51 (Call 07/15/50)	626	386,846
2.85%, 10/15/50 (Call 04/15/50)	1,446	955,076
3.85%, 03/15/52 (Call 09/15/51)	2,250	1,784,991
4.20%, 08/15/48 (Call 02/15/48)	1,881	1,636,733
4.25%, 01/15/49 (Call 07/15/48)(a)	1,600	1,409,389
4.30%, 05/15/43	546	489,584
4.40%, 05/15/42	712	656,907
5.75%, 01/15/40	729	783,792
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	669	632,663
Brighthouse Financial Inc.
3.85%, 12/22/51 (Call 06/22/51)(a)	303	197,760
4.70%, 06/22/47 (Call 12/22/46)	671	519,884
Brown & Brown Inc., 4.95%, 03/17/52 (Call 09/17/51)	425	366,872
Chubb Corp. (The)
6.00%, 05/11/37	900	965,943
Series 1, 6.50%, 05/15/38	723	814,741
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	434	294,228
3.05%, 12/15/61 (Call 06/15/61)	784	521,512
4.15%, 03/13/43	604	527,762
4.35%, 11/03/45 (Call 05/03/45)	960	847,642
6.70%, 05/15/36(a)	651	741,027
Cincinnati Financial Corp., 6.13%, 11/01/34(a)	545	568,607
Corebridge Financial Inc.
4.35%, 04/05/42 (Call 10/05/41)	245	202,194
4.40%, 04/05/52 (Call 10/05/51)	1,033	829,105
Empower Finance 2020 LP, 3.08%, 09/17/51 (Call 03/17/51)(a)(b)	507	337,779

S C H E D U L E O F I N V E S T M E N T S	239

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	$1,170	$1,057,924
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	818	521,756
3.50%, 10/15/50 (Call 04/15/50)	801	560,021
4.87%, 06/01/44	245	218,915
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34), (3-mo. LIBOR US + 3.454%)(b)(d)	303	247,387
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37), (3-mo. LIBOR US + 3.231%)(b)(d)	202	149,013
Fidelity National Financial Inc., 3.20%, 09/17/51 (Call 03/17/51)(a)	270	169,612
Five Corners Funding Trust IV, 6.00%, 02/15/53 (Call 08/15/52)(a)(b)	526	553,407
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(b)	341	300,134
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	426	342,429
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(b)	239	156,764
4.85%, 01/24/77(b)	443	364,753
4.88%, 06/19/64(a)(b)	280	240,606
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	455	291,389
3.60%, 08/19/49 (Call 02/19/49)	738	555,750
4.30%, 04/15/43	299	255,690
4.40%, 03/15/48 (Call 09/15/47)	345	296,789
5.95%, 10/15/36	550	568,151
6.10%, 10/01/41	351	365,210
6.63%, 03/30/40	380	407,633
Hill City Funding Trust, 4.05%, 08/15/41 (Call 02/15/41)(b)	170	122,243
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)(a)	345	246,902
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(b)	1,125	841,952
3.95%, 05/15/60 (Call 11/15/59)(b)	474	339,136
4.85%, 08/01/44(a)(b)	105	90,611
5.50%, 06/15/52 (Call 12/15/51)(b)	718	686,705
6.50%, 03/15/35(b)	515	513,286
6.50%, 05/01/42(b)	377	372,070
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)(b).	210	242,125
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)	226	175,162
4.38%, 06/15/50 (Call 12/15/49)	236	181,969
6.30%, 10/09/37	291	299,307
7.00%, 06/15/40(a)	413	449,491
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	710	596,540
6.00%, 02/01/35(a)	481	509,146
Manulife Financial Corp., 5.38%, 03/04/46(a)	509	498,455
Maple Grove Funding Trust I, 4.16%, 08/15/51 (Call 02/15/51)(b)	413	283,749
Markel Group Inc.
3.45%, 05/07/52 (Call 11/07/51)(a)	511	350,563
4.15%, 09/17/50 (Call 03/17/50)	395	310,358
4.30%, 11/01/47 (Call 05/01/47)	263	210,350
5.00%, 03/30/43(a)	235	210,760
5.00%, 04/05/46	316	280,740

Security	Par (000)	Value

Insurance (continued)
5.00%, 05/20/49 (Call 11/20/48)(a)	$498	$448,546
Marsh & McLennan Companies Inc.
2.90%, 12/15/51 (Call 06/15/51)	325	208,378
4.20%, 03/01/48 (Call 09/01/47)	439	367,967
4.35%, 01/30/47 (Call 07/30/46)	394	334,288
4.75%, 03/15/39 (Call 09/15/38)	50	47,336
4.90%, 03/15/49 (Call 09/15/48)	1,081	999,922
5.45%, 03/15/53 (Call 09/15/52)	620	617,366
5.45%, 03/15/54 (Call 09/15/53)	350	347,771
5.70%, 09/15/53 (Call 03/15/53)	842	868,828
6.25%, 11/01/52 (Call 05/01/52)	430	474,177
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	440	274,724
3.38%, 04/15/50(a)(b)	699	479,551
3.73%, 10/15/70(a)(b)	601	406,829
4.50%, 04/15/65(b)	391	305,161
4.90%, 04/01/77(b)	366	306,332
5.08%, 02/15/69 (Call 02/15/49), (3-mo. LIBOR US + 3.191%)(a)(b)(d)	590	526,948
5.38%, 12/01/41(a)(b)	391	353,154
5.67%, 12/01/52 (Call 06/01/52)(b)	341	340,183
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(b)	555	594,079
MetLife Inc.
4.05%, 03/01/45	793	653,468
4.13%, 08/13/42	902	764,428
4.60%, 05/13/46 (Call 11/13/45)	627	560,172
4.72%, 12/15/44	412	367,835
4.88%, 11/13/43	812	747,473
5.00%, 07/15/52 (Call 01/15/52)	890	830,899
5.25%, 01/15/54 (Call 07/15/53)(a)	808	780,638
5.70%, 06/15/35	1,072	1,108,534
5.88%, 02/06/41	676	706,130
6.38%, 06/15/34	717	773,541
6.40%, 12/15/66 (Call 12/15/31)	843	855,729
9.25%, 04/08/68 (Call 04/08/33)(a)(b)	405	461,963
10.75%, 08/01/69 (Call 08/01/34)	476	639,669
Mutual of Omaha Insurance Co.
6.14%, 01/16/64 (Call 10/16/53), (10-year CMT + 2.950%)(b)(d)	170	172,191
6.80%, 06/15/36(b)	93	97,249
National Life Insurance Co., 5.25%, 07/19/68 (Call 07/19/48), (3-mo. LIBOR US + 3.314%)(a)(b)(d)	205	178,321
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(b)	510	396,217
5.30%, 11/18/44(a)(b)	137	122,625
6.75%, 05/15/87	215	208,337
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(b)	1,060	837,737
4.95%, 04/22/44(b)	224	192,295
9.38%, 08/15/39(b)	763	983,695
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(b)	1,023	781,360
4.45%, 05/15/69 (Call 11/15/68)(b)	760	612,747
6.75%, 11/15/39(b)	974	1,100,856
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(b)	677	478,217
3.63%, 09/30/59 (Call 03/30/59)(b)	1,058	740,089
3.85%, 09/30/47 (Call 03/30/47)(a)(b)	904	703,872
6.06%, 03/30/40(b)	1,201	1,246,323

240	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	$387	$280,604
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(a)(b)	226	156,367
Pacific Life Insurance Co.
4.30%, 10/24/67 (Call 10/24/47), (3-mo. LIBOR US + 2.796%)(b)(d)	475	360,500
9.25%, 06/15/39(a)(b)	330	430,017
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(b)	539	372,331
5.13%, 01/30/43(b)	474	440,637
5.40%, 09/15/52 (Call 03/15/52)(b)	605	582,610
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	355	232,786
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(b)	313	288,439
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)	185	153,247
4.35%, 05/15/43(a)	396	343,979
4.63%, 09/15/42	356	319,387
5.50%, 03/15/53 (Call 09/15/52)	195	190,222
6.05%, 10/15/36(a)	736	774,366
Progressive Corp. (The)
3.70%, 01/26/45(a)	274	221,854
3.70%, 03/15/52 (Call 09/15/51)	395	305,829
3.95%, 03/26/50 (Call 09/26/49)(a)	408	331,999
4.13%, 04/15/47 (Call 10/15/46)	708	594,403
4.20%, 03/15/48 (Call 09/15/47)	495	425,764
4.35%, 04/25/44	264	234,035
Prudential Financial Inc.
3.00%, 03/10/40 (Call 09/10/39)	312	232,542
3.70%, 03/13/51 (Call 09/13/50)	1,250	953,590
3.91%, 12/07/47 (Call 06/07/47)(a)	615	484,551
3.94%, 12/07/49 (Call 06/07/49)	879	689,837
4.35%, 02/25/50 (Call 08/25/49)	840	710,973
4.42%, 03/27/48 (Call 09/27/47)	295	251,990
4.60%, 05/15/44	688	612,364
5.70%, 12/14/36	842	868,030
6.63%, 12/01/37	513	572,028
6.63%, 06/21/40(a)	274	301,018
Securian Financial Group Inc., 4.80%, 04/15/48(b)	210	170,032
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)(a)	177	166,992
Sompo International Holdings Ltd., 7.00%, 07/15/34	90	96,295
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(b)	1,147	802,318
4.27%, 05/15/47 (Call 11/15/46)(a)(b)	1,720	1,414,358
4.90%, 09/15/44(b)	1,306	1,186,417
6.85%, 12/16/39(b)	1,115	1,257,898
Transatlantic Holdings Inc., 8.00%, 11/30/39	547	695,222
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	405	252,110
3.05%, 06/08/51 (Call 12/08/50)	695	474,822
3.75%, 05/15/46 (Call 11/15/45)	397	315,761
4.00%, 05/30/47 (Call 11/30/46)	577	475,964
4.05%, 03/07/48 (Call 09/07/47)	375	314,095
4.10%, 03/04/49 (Call 09/04/48)	434	365,941
4.30%, 08/25/45 (Call 02/25/45)	331	288,521
4.60%, 08/01/43	490	457,129

Security	Par (000)	Value

Insurance (continued)
5.35%, 11/01/40	$705	$711,148
5.45%, 05/25/53 (Call 11/25/52)(a)	725	739,341
6.25%, 06/15/37	470	516,649
6.75%, 06/20/36	532	605,432
Trinity Acquisition PLC, 6.13%, 08/15/43	289	282,086
Unum Group
4.13%, 06/15/51 (Call 12/15/50)	450	330,754
4.50%, 12/15/49 (Call 06/15/49)	405	321,059
5.75%, 08/15/42	430	417,408
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)(a)	234	139,443
3.55%, 03/30/52 (Call 09/30/51)	342	234,274
4.00%, 05/12/50 (Call 11/12/49)	362	277,933
4.75%, 08/01/44	223	192,741
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(b)	330	223,488
5.15%, 01/15/49 (Call 07/15/48)(b)	250	227,082
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	400	296,670
5.05%, 09/15/48 (Call 03/15/48)(a)	226	201,205
5.90%, 03/05/54 (Call 09/05/53)	625	623,545
WR Berkley Corp., 6.25%, 02/15/37(a)	245	251,705
XL Group Ltd., 5.25%, 12/15/43	455	423,793

		104,188,316

Internet — 1.8%
Alibaba Group Holding Ltd.
2.70%, 02/09/41 (Call 08/09/40)(a)	723	499,378
3.15%, 02/09/51 (Call 08/09/50)	1,310	864,280
3.25%, 02/09/61 (Call 08/09/60)	835	530,004
4.00%, 12/06/37 (Call 06/06/37)	637	549,158
4.20%, 12/06/47 (Call 06/06/47)	1,497	1,217,329
4.40%, 12/06/57 (Call 06/06/57)	754	616,798
4.50%, 11/28/34 (Call 05/28/34)(a)	491	461,241
Alphabet Inc.
1.90%, 08/15/40 (Call 02/15/40)(a)	943	624,782
2.05%, 08/15/50 (Call 02/15/50)	1,967	1,161,771
2.25%, 08/15/60 (Call 02/15/60)(a)	1,652	949,611
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)(a)	2,137	1,342,489
2.70%, 06/03/60 (Call 12/03/59)	1,614	994,934
2.88%, 05/12/41 (Call 11/12/40)	1,712	1,285,648
3.10%, 05/12/51 (Call 11/12/50)	2,741	1,934,846
3.25%, 05/12/61 (Call 11/12/60)	1,534	1,055,476
3.88%, 08/22/37 (Call 02/22/37)	1,921	1,712,935
3.95%, 04/13/52 (Call 10/13/51)(a)	2,114	1,747,480
4.05%, 08/22/47 (Call 02/22/47)	2,962	2,538,317
4.10%, 04/13/62 (Call 10/13/61)(a)	979	811,369
4.25%, 08/22/57 (Call 02/22/57)	1,941	1,670,680
4.80%, 12/05/34 (Call 06/05/34)	734	734,116
4.95%, 12/05/44 (Call 06/05/44)	1,338	1,322,541
eBay Inc.
3.65%, 05/10/51 (Call 11/10/50)	260	188,438
4.00%, 07/15/42 (Call 01/15/42)	715	567,780
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	203	157,693
Meta Platforms Inc.
4.45%, 08/15/52 (Call 02/15/52)	2,184	1,908,164
4.65%, 08/15/62 (Call 02/15/62)	1,299	1,150,968
5.60%, 05/15/53 (Call 11/15/52)	1,967	2,036,524
5.75%, 05/15/63 (Call 11/15/62)	1,452	1,520,102
Prosus NV
3.83%, 02/08/51 (Call 08/08/50)(b)	1,410	869,466

S C H E D U L E O F I N V E S T M E N T S	241

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
4.03%, 08/03/50 (Call 02/03/50)(b)	$672	$427,763
4.99%, 01/19/52 (Call 07/19/51)(b)	642	470,824
Tencent Holdings Ltd.
3.24%, 06/03/50 (Call 12/03/49)(b)	1,492	1,004,104
3.29%, 06/03/60 (Call 12/03/59)(a)(b)	678	435,836
3.68%, 04/22/41 (Call 10/22/40)(b)	547	434,385
3.84%, 04/22/51 (Call 10/22/50)(a)(b)	1,265	950,548
3.93%, 01/19/38 (Call 07/19/37)(b)	645	550,339
3.94%, 04/22/61 (Call 10/22/60)(b)	590	432,762
4.53%, 04/11/49 (Call 10/11/48)(b)	374	319,826

		38,050,705

Iron & Steel — 0.3%
ArcelorMittal SA
6.75%, 03/01/41	478	491,528
7.00%, 10/15/39	705	752,418
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	636	410,404
3.85%, 04/01/52 (Call 09/01/51)	476	373,980
4.40%, 05/01/48 (Call 11/01/47)(a)	121	106,254
5.20%, 08/01/43 (Call 02/01/43)(a)	282	274,475
6.40%, 12/01/37(a)	735	804,662
Reliance Inc., 6.85%, 11/15/36	270	293,791
Steel Dynamics Inc., 3.25%, 10/15/50 (Call 04/15/50)	277	181,818
Vale Overseas Ltd.
6.88%, 11/21/36(a)	1,167	1,245,736
6.88%, 11/10/39(a)	968	1,036,533
Vale SA, 5.63%, 09/11/42	416	406,499

		6,378,098

Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52 (Call 10/01/51)(a)	250	197,478
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)(a)	209	165,979

		363,457

Lodging — 0.0%
Marriott International Inc./MD, 4.50%, 10/01/34 (Call 04/01/34)	175	161,553

Machinery — 0.5%
ABB Finance USA Inc., 4.38%, 05/08/42(a)	466	419,290
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	843	620,052
3.25%, 04/09/50 (Call 10/09/49)	969	718,052
3.80%, 08/15/42	1,423	1,187,513
4.30%, 05/15/44 (Call 11/15/43)	351	316,218
4.75%, 05/15/64 (Call 11/15/63)	352	319,989
5.20%, 05/27/41	676	681,185
5.30%, 09/15/35	282	293,850
6.05%, 08/15/36	703	771,371
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	373	260,541
3.75%, 04/15/50 (Call 10/15/49)	731	600,502
3.90%, 06/09/42 (Call 12/09/41)(a)	1,130	966,115
Dover Corp.
5.38%, 10/15/35(a)	370	373,132
5.38%, 03/01/41 (Call 12/01/40)	337	329,551
6.60%, 03/15/38	276	300,376

Security	Par (000)	Value

Machinery (continued)
Otis Worldwide Corp.
3.11%, 02/15/40 (Call 08/15/39)	$400	$305,285
3.36%, 02/15/50 (Call 08/15/49)(a)	620	450,075
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	330	195,799
4.20%, 03/01/49 (Call 09/01/48)(a)	384	327,006
6.25%, 12/01/37	260	279,304
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)(a)	205	171,632

		9,886,838

Manufacturing — 0.7%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)(a)	418	289,322
3.25%, 08/26/49 (Call 02/26/49)(a)	832	575,207
3.63%, 10/15/47 (Call 04/15/47)(a)	411	298,098
3.70%, 04/15/50 (Call 10/15/49)	563	415,599
3.88%, 06/15/44	200	157,257
4.00%, 09/14/48 (Call 03/14/48)(a)	980	792,399
5.70%, 03/15/37(a)	536	558,463
Eaton Corp.
3.92%, 09/15/47 (Call 03/15/47)(a)	185	150,185
4.15%, 11/02/42	980	852,621
4.70%, 08/23/52 (Call 02/23/52)(a)	407	376,119
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	1,126	1,055,190
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	236	208,018
4.50%, 03/11/44	405	366,429
5.88%, 01/14/38	710	754,891
6.15%, 08/07/37	236	249,279
6.88%, 01/10/39(a)	725	856,958
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	954	812,770
4.88%, 09/15/41 (Call 03/15/41)	680	652,881
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	604	493,286
4.10%, 03/01/47 (Call 09/01/46)	394	323,924
4.20%, 11/21/34 (Call 05/21/34)	502	462,553
4.45%, 11/21/44 (Call 05/21/44)	332	290,804
6.25%, 05/15/38	290	310,505
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(b)	761	569,994
3.30%, 09/15/46(b)	973	738,127
4.20%, 03/16/47(b)	815	714,923
4.40%, 05/27/45(b)	1,503	1,354,350

		14,680,152

Media — 4.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (Call 12/01/40)(a)	866	573,287
3.50%, 03/01/42 (Call 09/01/41)	706	461,783
3.70%, 04/01/51 (Call 10/01/50)	1,839	1,116,356
3.85%, 04/01/61 (Call 10/01/60)(a)	1,690	981,616
3.90%, 06/01/52 (Call 12/01/51)	2,123	1,334,727
3.95%, 06/30/62 (Call 12/30/61)	1,386	816,435
4.40%, 12/01/61 (Call 06/01/61)	1,077	692,339
4.80%, 03/01/50 (Call 09/01/49)	2,449	1,772,148
5.13%, 07/01/49 (Call 01/01/49)	1,346	1,022,343
5.25%, 04/01/53 (Call 10/01/52)	1,332	1,034,142
5.38%, 04/01/38 (Call 10/01/37)	322	277,415
5.38%, 05/01/47 (Call 11/01/46)	2,047	1,616,497

242	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.50%, 04/01/63 (Call 10/01/62)	$995	$769,631
5.75%, 04/01/48 (Call 10/01/47)	2,031	1,690,745
6.38%, 10/23/35 (Call 04/23/35)(a)	1,503	1,455,011
6.48%, 10/23/45 (Call 04/23/45)	2,875	2,626,475
6.83%, 10/23/55 (Call 04/23/55)	585	554,319
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	1,282	734,674
2.65%, 08/15/62 (Call 02/15/62)	1,067	596,746
2.80%, 01/15/51 (Call 07/15/50)(a)	1,449	905,813
2.89%, 11/01/51 (Call 05/01/51)(a)	4,225	2,675,061
2.94%, 11/01/56 (Call 05/01/56)	4,992	3,071,736
2.99%, 11/01/63 (Call 05/01/63)	3,364	2,021,043
3.20%, 07/15/36 (Call 01/15/36)	892	720,369
3.25%, 11/01/39 (Call 05/01/39)	945	724,719
3.40%, 07/15/46 (Call 01/15/46)	859	629,921
3.45%, 02/01/50 (Call 08/01/49)	1,632	1,171,871
3.75%, 04/01/40 (Call 10/01/39)	1,323	1,082,854
3.90%, 03/01/38 (Call 09/01/37)	992	850,723
3.97%, 11/01/47 (Call 05/01/47)	1,322	1,047,263
4.00%, 08/15/47 (Call 02/15/47)	785	629,005
4.00%, 03/01/48 (Call 09/01/47)(a)	850	673,878
4.00%, 11/01/49 (Call 05/01/49)	1,716	1,364,049
4.05%, 11/01/52 (Call 05/01/52)	1,026	809,877
4.20%, 08/15/34 (Call 02/15/34)	725	666,599
4.40%, 08/15/35 (Call 02/15/35)	651	604,850
4.60%, 10/15/38 (Call 04/15/38)(a)	812	747,532
4.60%, 08/15/45 (Call 02/15/45)	705	624,150
4.65%, 07/15/42	526	473,603
4.70%, 10/15/48 (Call 04/15/48)(a)	1,613	1,455,714
4.75%, 03/01/44	400	363,765
4.95%, 10/15/58 (Call 04/15/58)	864	799,851
5.35%, 05/15/53 (Call 11/15/52)(a)	1,415	1,378,949
5.50%, 05/15/64 (Call 11/15/63)	1,122	1,100,374
5.65%, 06/15/35	606	623,058
6.40%, 03/01/40	175	189,414
6.45%, 03/15/37	535	586,321
6.50%, 11/15/35	537	584,457
6.55%, 07/01/39(a)	235	257,747
6.95%, 08/15/37	293	332,017
Cox Communications Inc.
2.95%, 10/01/50 (Call 04/01/50)(b)	230	140,243
3.60%, 06/15/51 (Call 12/15/50)(a)(b)	452	313,408
4.50%, 06/30/43 (Call 12/30/42)(b)	341	278,758
4.60%, 08/15/47 (Call 02/15/47)(b)	170	136,433
4.70%, 12/15/42(b)	301	251,255
4.80%, 02/01/35 (Call 08/01/34)(a)(b)	249	228,877
5.80%, 12/15/53 (Call 06/15/53)(a)(b)	525	511,119
8.38%, 03/01/39(b)	335	401,449
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)(a)	1,772	1,172,917
4.65%, 05/15/50 (Call 11/15/49)	960	727,999
4.88%, 04/01/43(a)	453	364,691
4.95%, 05/15/42	446	351,402
5.00%, 09/20/37 (Call 03/20/37)(a)	310	265,532
5.20%, 09/20/47 (Call 03/20/47)	886	720,480
5.30%, 05/15/49 (Call 11/15/48)	650	531,697
6.35%, 06/01/40(a)	827	794,078
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	811	757,618
5.58%, 01/25/49 (Call 07/25/48)(a)	1,148	1,050,067

Security	Par (000)	Value

Media (continued)
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	$318	$266,024
5.25%, 05/24/49 (Call 11/24/48)(a)	205	178,148
6.13%, 01/31/46 (Call 07/31/45)	371	362,399
6.63%, 01/15/40(a)	1,067	1,100,778
NBCUniversal Media LLC
4.45%, 01/15/43	665	581,822
5.95%, 04/01/41	381	394,240
6.40%, 04/30/40	350	379,361
Paramount Global
4.38%, 03/15/43	1,103	738,138
4.60%, 01/15/45 (Call 07/15/44)(a)	401	275,265
4.85%, 07/01/42 (Call 01/01/42)(a)	427	311,620
4.90%, 08/15/44 (Call 02/15/44)(a)	325	228,819
4.95%, 05/19/50 (Call 11/19/49)	744	529,357
5.25%, 04/01/44 (Call 10/01/43)(a)	200	148,752
5.85%, 09/01/43 (Call 03/01/43)	1,076	870,287
5.90%, 10/15/40 (Call 04/15/40)(a)	285	231,693
6.88%, 04/30/36(a)	893	819,291
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	388	421,110
Thomson Reuters Corp.
5.50%, 08/15/35(a)	363	368,745
5.65%, 11/23/43 (Call 05/23/43)	190	183,239
5.85%, 04/15/40	375	381,862
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	1,268	928,500
5.50%, 09/01/41 (Call 03/01/41)	1,152	949,696
5.88%, 11/15/40 (Call 05/15/40)	1,093	942,677
6.55%, 05/01/37	1,222	1,151,036
6.75%, 06/15/39(a)	1,342	1,266,285
7.30%, 07/01/38	1,222	1,218,355
TWDC Enterprises 18 Corp.
3.00%, 07/30/46(a)	513	357,939
3.70%, 12/01/42	442	358,254
4.13%, 06/01/44	882	755,602
4.38%, 08/16/41	350	308,055
Series E, 4.13%, 12/01/41	530	455,251
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	1,567	1,011,257
3.50%, 05/13/40 (Call 11/13/39)(a)	1,288	1,033,439
3.60%, 01/13/51 (Call 07/13/50)	2,055	1,560,917
3.80%, 05/13/60 (Call 11/13/59)	603	459,964
4.63%, 03/23/40 (Call 09/23/39)	661	621,456
4.70%, 03/23/50 (Call 09/23/49)(a)	1,611	1,474,642
4.75%, 09/15/44 (Call 03/15/44)	572	525,645
4.75%, 11/15/46 (Call 05/15/46)	600	542,699
4.95%, 10/15/45 (Call 04/15/45)	396	369,774
5.40%, 10/01/43	460	463,528
6.15%, 03/01/37	140	151,652
6.15%, 02/15/41	593	640,045
6.20%, 12/15/34	717	783,090
6.40%, 12/15/35	833	918,637
6.65%, 11/15/37	972	1,101,022
7.75%, 12/01/45	335	429,041

		87,840,703

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)(a)	366	303,844
4.20%, 06/15/35 (Call 12/15/34)	168	150,728
4.38%, 06/15/45 (Call 12/15/44)	173	151,784

S C H E D U L E O F I N V E S T M E N T S	243

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metal Fabricate & Hardware (continued)
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	$295	$258,283
5.25%, 10/01/54 (Call 04/01/54)(a)	221	188,951

		1,053,590

Mining — 1.7%
Anglo American Capital PLC
3.95%, 09/10/50 (Call 03/10/50)(a)(b)	467	346,409
4.75%, 03/16/52 (Call 09/16/51)(b)	578	485,240
Barrick Gold Corp.
5.25%, 04/01/42(a)	205	199,717
6.45%, 10/15/35	331	357,554
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	545	576,764
Barrick North America Finance LLC
5.70%, 05/30/41	945	959,439
5.75%, 05/01/43	769	787,231
7.50%, 09/15/38	365	419,581
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	705	721,860
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	951	819,418
5.00%, 09/30/43	2,219	2,122,537
5.50%, 09/08/53 (Call 03/08/53)(a)	658	673,153
Corp. Nacional del Cobre de Chile
3.15%, 01/15/51 (Call 07/15/50)(b)	403	244,229
3.70%, 01/30/50 (Call 07/30/49)(b)	2,483	1,659,131
4.25%, 07/17/42(a)(b)	630	483,966
4.38%, 02/05/49 (Call 08/05/48)(b)	1,661	1,263,955
4.50%, 08/01/47 (Call 02/01/47)(b)	1,167	897,318
4.88%, 11/04/44(a)(b)	825	674,764
5.63%, 09/21/35(b)	64	61,302
5.63%, 10/18/43(b)	978	893,082
6.15%, 10/24/36(a)(b)	513	508,721
6.30%, 09/08/53 (Call 03/08/53)(b)	795	768,131
6.44%, 01/26/36 (Call 10/26/35)(b)	110	111,842
Freeport Indonesia PT, 6.20%, 04/14/52 (Call 10/14/51)(a)(b)	690	659,758
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	433	421,220
5.45%, 03/15/43 (Call 09/15/42)	1,747	1,626,712
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(b)	520	383,884
Glencore Canada Corp., 6.20%, 06/15/35(a)	330	340,705
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)(b)	375	354,836
6.00%, 11/15/41(b)	603	599,454
6.90%, 11/15/37(b)	593	643,234
Glencore Funding LLC
3.38%, 09/23/51 (Call 03/23/51)(a)(b)	200	137,243
3.88%, 04/27/51 (Call 10/27/50)(a)(b)	75	56,233
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.80%, 05/15/50 (Call 11/15/49)(b)	375	345,046
6.76%, 11/15/48(a)(b)	264	273,268
Industrias Penoles SAB de CV
4.75%, 08/06/50 (Call 02/06/50)(b)	343	264,693
5.65%, 09/12/49 (Call 03/12/49)(b)	305	267,936
Kinross Gold Corp., 6.88%, 09/01/41 (Call 03/01/41)(a)	330	346,931
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(a)(b)	852	656,558

Security	Par (000)	Value

Mining (continued)
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)(a)	$1,017	$936,852
5.45%, 06/09/44 (Call 12/09/43)	200	195,366
5.88%, 04/01/35	170	175,067
6.25%, 10/01/39	913	967,244
Newmont Corp./Newcrest Finance Pty Ltd.
4.20%, 05/13/50 (Call 11/13/49)	322	265,014
5.75%, 11/15/41 (Call 08/15/41)(a)	577	585,705
Rio Tinto Alcan Inc., 5.75%, 06/01/35	569	589,802
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	1,035	656,616
5.20%, 11/02/40	1,078	1,061,306
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	809	694,648
4.75%, 03/22/42 (Call 09/22/41)	503	471,414
5.13%, 03/09/53 (Call 09/09/52)(a)	893	858,253
Southern Copper Corp.
5.25%, 11/08/42	1,123	1,055,835
5.88%, 04/23/45	1,056	1,050,036
6.75%, 04/16/40	957	1,051,543
7.50%, 07/27/35	1,025	1,180,437

		35,208,193

Oil & Gas — 5.7%
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	473	363,181
5.10%, 09/01/40 (Call 03/01/40)(a)	1,315	1,100,300
5.25%, 02/01/42 (Call 08/01/41)	370	304,880
5.35%, 07/01/49 (Call 01/01/49)	347	281,313
6.00%, 01/15/37(a)	453	440,275
BG Energy Capital PLC, 5.13%, 10/15/41(b)	802	746,705
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	1,420	903,454
2.94%, 06/04/51 (Call 12/04/50)(a)	1,987	1,301,241
3.00%, 02/24/50 (Call 08/24/49)	1,765	1,177,578
3.00%, 03/17/52 (Call 09/17/51)(a)	1,120	743,195
3.06%, 06/17/41 (Call 12/17/40)	740	550,432
3.38%, 02/08/61 (Call 08/08/60)(a)	1,819	1,225,057
Burlington Resources LLC, 5.95%, 10/15/36	459	483,139
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	350	305,424
5.85%, 02/01/35	411	410,550
6.25%, 03/15/38	1,064	1,093,573
6.50%, 02/15/37	517	538,376
6.75%, 02/01/39	605	644,379
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)(a)	796	568,586
5.25%, 06/15/37 (Call 12/15/36)	252	233,787
5.40%, 06/15/47 (Call 12/15/46)	424	388,433
6.75%, 11/15/39	484	524,539
Chevron Corp.
2.98%, 05/11/40 (Call 11/11/39)(a)	114	85,814
3.08%, 05/11/50 (Call 11/11/49)(a)	819	577,471
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	738	441,616
5.25%, 11/15/43 (Call 05/15/43)	96	96,813
6.00%, 03/01/41 (Call 09/01/40)	75	81,655
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(a)(b)	500	528,275
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(b)	250	243,323
CNOOC Finance 2013 Ltd.
3.30%, 09/30/49 (Call 03/30/49)	470	342,240
4.25%, 05/09/43	220	193,857

244	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	$405	$386,755
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	465	406,265
CNOOC Petroleum North America ULC
5.88%, 03/10/35	122	128,036
6.40%, 05/15/37(a)	1,055	1,164,158
7.50%, 07/30/39(a)	410	497,908
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)(b)	415	447,594
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	212	172,441
3.80%, 03/15/52 (Call 09/15/51)	929	712,143
4.03%, 03/15/62 (Call 09/15/61)	1,540	1,198,057
4.30%, 11/15/44 (Call 05/15/44)	579	497,853
4.88%, 10/01/47 (Call 04/01/47)(a)	259	240,383
5.30%, 05/15/53 (Call 11/15/52)	961	940,592
5.55%, 03/15/54 (Call 09/15/53)	869	879,177
5.70%, 09/15/63 (Call 03/15/63)	670	684,391
5.90%, 05/15/38	150	157,137
5.95%, 03/15/46 (Call 09/15/45)(a)	265	275,701
6.50%, 02/01/39	1,060	1,191,699
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)(a)	545	442,091
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	748	632,940
5.00%, 06/15/45 (Call 12/15/44)(a)	412	356,555
5.60%, 07/15/41 (Call 01/15/41)	1,128	1,061,636
Diamondback Energy Inc.
4.25%, 03/15/52 (Call 09/15/51)(a)	738	583,647
4.40%, 03/24/51 (Call 09/24/50)	468	377,958
6.25%, 03/15/53 (Call 09/15/52)(a)	612	647,157
Empresa Nacional del Petroleo, 4.50%, 09/14/47 (Call 03/14/47)(b)	466	340,495
Eni SpA, 5.70%, 10/01/40(b)	455	426,329
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	177	159,077
4.95%, 04/15/50 (Call 10/15/49)	508	473,370
5.10%, 01/15/36 (Call 07/15/35)	190	185,198
Equinor ASA
3.25%, 11/18/49 (Call 05/18/49)	914	658,883
3.63%, 04/06/40 (Call 10/06/39)	368	303,527
3.70%, 04/06/50 (Call 10/06/49)	974	760,716
3.95%, 05/15/43	609	508,679
4.25%, 11/23/41	565	497,435
4.80%, 11/08/43(a)	651	611,535
5.10%, 08/17/40	573	563,574
Exxon Mobil Corp.
3.00%, 08/16/39 (Call 02/16/39)	538	414,857
3.10%, 08/16/49 (Call 02/16/49)	1,262	883,052
3.45%, 04/15/51 (Call 10/15/50)	2,365	1,750,376
3.57%, 03/06/45 (Call 09/06/44)	833	650,925
4.11%, 03/01/46 (Call 09/01/45)	2,021	1,712,596
4.23%, 03/19/40 (Call 09/19/39)(a)	1,708	1,531,467
4.33%, 03/19/50 (Call 09/19/49)	2,354	2,041,918
Hess Corp.
5.60%, 02/15/41(a)	1,162	1,170,103
5.80%, 04/01/47 (Call 10/01/46)	409	415,632
6.00%, 01/15/40	844	885,926
KazMunayGas National Co. JSC
5.75%, 04/19/47(b)	1,085	919,650
6.38%, 10/24/48(a)(b)	1,355	1,231,356

Security	Par (000)	Value

Oil & Gas (continued)
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	$407	$353,273
6.60%, 10/01/37(a)	918	957,147
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	246	202,300
4.75%, 09/15/44 (Call 03/15/44)	545	475,820
5.00%, 09/15/54 (Call 03/15/54)	353	301,411
5.85%, 12/15/45 (Call 06/15/45)(a)	269	260,260
6.50%, 03/01/41 (Call 09/01/40)(a)	1,198	1,271,490
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	676	724,519
Occidental Petroleum Corp.
0.00%, 10/10/36 (Put 10/10/24)(f)	960	506,545
4.10%, 02/15/47 (Call 08/15/46)	346	254,376
4.20%, 03/15/48 (Call 09/15/47)	400	305,676
4.40%, 04/15/46 (Call 10/15/45)(a)	515	411,489
4.40%, 08/15/49 (Call 02/15/49)	304	224,808
4.63%, 06/15/45 (Call 12/15/44)(a)	386	311,575
6.20%, 03/15/40	240	243,758
6.45%, 09/15/36	1,304	1,372,929
6.60%, 03/15/46 (Call 09/15/45)(a)	1,049	1,114,237
7.95%, 06/15/39(a)	185	214,131
Ovintiv Inc.
6.50%, 08/15/34	430	450,659
6.50%, 02/01/38(a)	453	462,802
6.63%, 08/15/37	413	425,954
7.10%, 07/15/53 (Call 01/15/53)	409	446,568
Pertamina Persero PT
4.15%, 02/25/60 (Call 08/25/59)(a)(b)	515	380,424
4.18%, 01/21/50 (Call 07/21/49)(b)	840	641,764
4.70%, 07/30/49(b)	631	524,890
5.63%, 05/20/43(b)	1,095	1,038,574
6.00%, 05/03/42(b)	972	962,405
6.45%, 05/30/44(b)	1,336	1,386,216
6.50%, 05/27/41(b)	455	476,533
6.50%, 11/07/48(b)	679	711,143
Petronas Capital Ltd.
3.40%, 04/28/61 (Call 10/28/60)(b)	1,515	1,023,527
4.50%, 03/18/45(b)	1,222	1,072,268
4.55%, 04/21/50 (Call 10/21/49)(b)	2,264	1,979,286
4.80%, 04/21/60 (Call 10/21/59)(b)	828	740,977
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)(a)	835	568,651
4.65%, 11/15/34 (Call 05/15/34)	1,037	974,505
4.88%, 11/15/44 (Call 05/15/44)	1,395	1,275,889
5.88%, 05/01/42	1,239	1,277,242
Phillips 66 Co.
4.68%, 02/15/45 (Call 08/15/44)	334	292,218
4.90%, 10/01/46 (Call 04/01/46)	609	543,802
5.65%, 06/15/54 (Call 12/15/53)	425	420,766
PTTEP Treasury Center Co. Ltd.
3.90%, 12/06/59(a)(b)	655	495,475
6.35%, 06/12/42(b)	315	343,901
Qatar Energy
3.13%, 07/12/41 (Call 01/12/41)(b)	2,633	1,929,478
3.30%, 07/12/51 (Call 01/12/51)(a)(b)	3,543	2,448,567
Reliance Industries Ltd.
3.63%, 01/12/52(a)(b)	1,592	1,156,130
3.75%, 01/12/62(b)	776	550,254
Saudi Arabian Oil Co.
3.25%, 11/24/50 (Call 05/24/50)(b)	1,961	1,297,402
3.50%, 11/24/70 (Call 05/24/70)(b)	1,815	1,141,196

S C H E D U L E O F I N V E S T M E N T S	245

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.25%, 04/16/39(b)	$2,463	$2,120,806
4.38%, 04/16/49(b)	2,103	1,711,737
Shell International Finance BV
2.88%, 11/26/41 (Call 05/26/41)	35	25,546
3.00%, 11/26/51 (Call 05/26/51)	950	638,573
3.13%, 11/07/49 (Call 05/07/49)	1,192	825,584
3.25%, 04/06/50 (Call 10/06/49)(a)	1,756	1,249,444
3.63%, 08/21/42	488	392,394
3.75%, 09/12/46	1,119	881,452
4.00%, 05/10/46	1,913	1,570,061
4.13%, 05/11/35	1,372	1,271,427
4.38%, 05/11/45	2,535	2,214,452
4.55%, 08/12/43	1,117	1,014,027
5.50%, 03/25/40	948	975,880
6.38%, 12/15/38(a)	2,331	2,600,327
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	380	338,120
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(b)	693	663,367
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(b)	435	442,580
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(b)	740	635,406
Sinopec Group Overseas Development 2016 Ltd., 4.25%, 05/03/46(b)	410	358,685
Sinopec Group Overseas Development 2017 Ltd.
4.00%, 09/13/47(b)	405	338,021
4.25%, 04/12/47(b)	350	304,385
Sinopec Group Overseas Development 2018 Ltd.
3.10%, 01/08/51 (Call 07/08/50)(b)	400	277,757
3.35%, 05/13/50 (Call 11/13/49)(b)	340	249,731
3.44%, 11/12/49 (Call 05/12/49)(b)	395	296,633
3.68%, 08/08/49 (Call 02/08/49)(b)	425	334,889
4.60%, 09/12/48(a)(b)	403	369,294
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(a)	342	248,966
4.00%, 11/15/47 (Call 05/15/47)	556	423,934
5.95%, 12/01/34	690	718,336
6.50%, 06/15/38	1,131	1,184,005
6.80%, 05/15/38	903	964,315
6.85%, 06/01/39	760	818,119
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(a)(b)	511	345,661
3.75%, 06/18/50(b)	390	274,089
5.38%, 11/20/48(b)	405	372,099
TotalEnergies Capital International SA
2.99%, 06/29/41 (Call 12/29/40)	194	143,943
3.13%, 05/29/50 (Call 11/29/49)(a)	2,223	1,549,133
3.39%, 06/29/60 (Call 12/29/59)	701	486,564
3.46%, 07/12/49 (Call 01/12/49)	785	587,503
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	676	476,200
4.00%, 06/01/52 (Call 12/01/51)(a)	425	319,716
4.90%, 03/15/45(a)	326	293,370
6.63%, 06/15/37	1,448	1,550,683
XTO Energy Inc., 6.75%, 08/01/37	300	337,266

		120,238,101
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	1,169	1,136,125
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc., 4.08%, 12/15/47
(Call 06/15/47)	804	649,161

Security	Par (000)	Value

Oil & Gas Services (continued)
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	$452	$398,835
4.75%, 08/01/43 (Call 02/01/43)	823	744,106
4.85%, 11/15/35 (Call 05/15/35)	832	800,158
5.00%, 11/15/45 (Call 05/15/45)	1,508	1,403,279
6.70%, 09/15/38	768	861,374
7.45%, 09/15/39	828	994,327
NOV Inc., 3.95%, 12/01/42 (Call 06/01/42)	1,165	869,798

		7,857,163
Packaging & Containers — 0.1%
Packaging Corp. of America
3.05%, 10/01/51 (Call 04/01/51)(a)	600	400,544
4.05%, 12/15/49 (Call 06/15/49)	253	198,812
Sonoco Products Co., 5.75%, 11/01/40
(Call 05/01/40)	415	417,064
Stora Enso OYJ, 7.25%, 04/15/36(a)(b)	375	396,887

		1,413,307
Pharmaceuticals — 7.1%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)(a)	3,354	2,940,561
4.25%, 11/21/49 (Call 05/21/49)	4,720	4,049,294
4.30%, 05/14/36 (Call 11/14/35)	896	831,986
4.40%, 11/06/42	2,238	2,006,605
4.45%, 05/14/46 (Call 11/14/45)	1,534	1,356,621
4.50%, 05/14/35 (Call 11/14/34)	1,783	1,698,581
4.55%, 03/15/35 (Call 09/15/34)	1,557	1,491,700
4.63%, 10/01/42 (Call 04/01/42)	319	291,904
4.70%, 05/14/45 (Call 11/14/44)	2,022	1,862,467
4.75%, 03/15/45 (Call 09/15/44)	1,179	1,092,904
4.85%, 06/15/44 (Call 12/15/43)	1,067	1,009,971
4.88%, 11/14/48 (Call 05/14/48)	1,625	1,537,850
5.35%, 03/15/44 (Call 09/15/43)	530	534,873
5.40%, 03/15/54 (Call 09/15/53)	770	781,644
5.50%, 03/15/64 (Call 09/15/63)	450	455,177
AstraZeneca PLC
2.13%, 08/06/50 (Call 02/06/50)	309	181,568
3.00%, 05/28/51 (Call 11/28/50)	847	586,975
4.00%, 09/18/42	976	832,996
4.38%, 11/16/45(a)	887	784,393
4.38%, 08/17/48 (Call 02/17/48)	562	499,991
6.45%, 09/15/37	2,523	2,843,976
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(b)	345	238,536
4.20%, 07/15/34 (Call 01/15/34)(b)	178	149,097
4.40%, 07/15/44 (Call 01/15/44)(b)	715	539,512
4.63%, 06/25/38 (Call 12/25/37)(b)	586	482,258
4.65%, 11/15/43 (Call 05/15/43)(b)	115	87,920
4.70%, 07/15/64 (Call 01/15/64)(b)	645	461,701
4.88%, 06/25/48 (Call 12/25/47)(b)	1,638	1,297,966
5.50%, 07/30/35(a)(b)	280	256,915
Bayer U.S. Finance LLC, 6.88%, 11/21/53
(Call 05/21/53)(a)(b)	890	890,640
Becton Dickinson and Co.
3.79%, 05/20/50 (Call 11/20/49)	580	448,911
4.67%, 06/06/47 (Call 12/06/46)	1,636	1,449,054
4.69%, 12/15/44 (Call 06/15/44)	849	759,842
Bristol-Myers Squibb Co.
2.35%, 11/13/40 (Call 05/13/40)	651	436,642
2.55%, 11/13/50 (Call 05/13/50)(a)	1,481	897,583
3.25%, 08/01/42	445	336,725

246	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.55%, 03/15/42 (Call 09/15/41)	$1,095	$863,351
3.70%, 03/15/52 (Call 09/15/51)	1,823	1,383,626
3.90%, 03/15/62 (Call 09/15/61)	841	627,777
4.13%, 06/15/39 (Call 12/15/38)	1,676	1,460,124
4.25%, 10/26/49 (Call 04/26/49)	3,242	2,719,883
4.35%, 11/15/47 (Call 05/15/47)	1,211	1,030,288
4.50%, 03/01/44 (Call 09/01/43)	55	48,768
4.55%, 02/20/48 (Call 08/20/47)	1,238	1,090,076
4.63%, 05/15/44 (Call 11/15/43)	860	779,472
5.00%, 08/15/45 (Call 02/15/45)	544	517,125
5.50%, 02/22/44 (Call 08/22/43)	275	278,305
5.55%, 02/22/54 (Call 08/22/53)	1,290	1,305,293
5.65%, 02/22/64 (Call 08/22/63)	1,250	1,261,440
5.88%, 11/15/36(a)	386	407,050
6.25%, 11/15/53 (Call 05/15/53)(a)	1,100	1,218,554
6.40%, 11/15/63 (Call 05/15/63)	1,025	1,144,459
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	501	411,857
4.50%, 11/15/44 (Call 05/15/44)	171	143,422
4.60%, 03/15/43	308	263,546
4.90%, 09/15/45 (Call 03/15/45)	347	306,282
Cencora Inc.
4.25%, 03/01/45 (Call 09/01/44)(a)	287	250,366
4.30%, 12/15/47 (Call 06/15/47)(a)	349	297,077
Cigna Group (The)
3.20%, 03/15/40 (Call 09/15/39)	527	392,823
3.40%, 03/15/50 (Call 09/15/49)	1,240	868,383
3.40%, 03/15/51 (Call 09/15/50)	1,498	1,047,295
3.88%, 10/15/47 (Call 04/15/47)	842	647,216
4.80%, 08/15/38 (Call 02/15/38)	2,004	1,858,597
4.80%, 07/15/46 (Call 01/16/46)	1,205	1,076,846
4.90%, 12/15/48 (Call 06/15/48)	2,522	2,266,615
5.38%, 02/15/42 (Call 08/15/41)	136	127,343
5.60%, 02/15/54 (Call 08/15/53)	575	565,603
6.13%, 11/15/41	404	427,294
CVS Health Corp.
2.70%, 08/21/40 (Call 02/21/40)(a)	1,059	724,086
4.13%, 04/01/40 (Call 10/01/39)	735	604,659
4.25%, 04/01/50 (Call 10/01/49)(a)	658	525,340
4.78%, 03/25/38 (Call 09/25/37)	4,137	3,759,334
4.88%, 07/20/35 (Call 01/20/35)	385	366,985
5.05%, 03/25/48 (Call 09/25/47)	6,737	6,009,225
5.13%, 07/20/45 (Call 01/20/45)	3,101	2,820,665
5.30%, 12/05/43 (Call 06/05/43)	668	621,699
5.63%, 02/21/53 (Call 08/21/52)	1,034	993,389
5.88%, 06/01/53 (Call 12/01/52)(a)	1,063	1,059,514
6.00%, 06/01/63 (Call 12/01/62)(a)	601	601,642
6.13%, 09/15/39	444	454,193
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	1,147	693,597
2.50%, 09/15/60 (Call 03/15/60)	730	427,089
3.70%, 03/01/45 (Call 09/01/44)	251	206,343
3.95%, 05/15/47 (Call 11/15/46)	310	266,110
3.95%, 03/15/49 (Call 09/15/48)	871	732,412
4.15%, 03/15/59 (Call 09/15/58)	384	324,476
4.88%, 02/27/53 (Call 08/27/52)	1,104	1,067,908
4.95%, 02/27/63 (Call 08/27/62)	1,033	996,504
5.00%, 02/09/54 (Call 08/09/53)	720	709,243
5.10%, 02/09/64 (Call 08/09/63)	875	859,814
5.55%, 03/15/37(a)	500	524,745
5.95%, 11/15/37(a)	215	231,834

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	$514	$452,000
6.38%, 05/15/38	2,365	2,649,921
Johnson & Johnson
2.10%, 09/01/40 (Call 03/01/40)	579	393,485
2.25%, 09/01/50 (Call 03/01/50)(a)	843	520,383
2.45%, 09/01/60 (Call 03/01/60)	1,021	602,610
3.40%, 01/15/38 (Call 07/15/37)	843	715,505
3.50%, 01/15/48 (Call 07/15/47)(a)	641	506,626
3.55%, 03/01/36 (Call 09/01/35)	700	619,785
3.63%, 03/03/37 (Call 09/03/36)	1,178	1,041,032
3.70%, 03/01/46 (Call 09/01/45)	2,064	1,694,822
3.75%, 03/03/47 (Call 09/03/46)	1,036	852,651
4.50%, 09/01/40	591	562,077
4.50%, 12/05/43 (Call 06/05/43)	534	502,481
4.85%, 05/15/41	409	402,650
5.85%, 07/15/38(a)	542	595,963
5.95%, 08/15/37	829	915,142
McKesson Corp., 4.88%, 03/15/44 (Call 09/15/43)	196	173,281
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)(a)	186	165,265
5.90%, 11/01/39	518	539,186
Merck & Co. Inc.
2.35%, 06/24/40 (Call 12/24/39)	575	398,659
2.45%, 06/24/50 (Call 12/24/49)(a)	1,139	701,846
2.75%, 12/10/51 (Call 06/10/51)	1,725	1,112,664
2.90%, 12/10/61 (Call 06/10/61)	1,328	825,249
3.60%, 09/15/42 (Call 03/15/42)	627	508,984
3.70%, 02/10/45 (Call 08/10/44)	1,403	1,135,550
3.90%, 03/07/39 (Call 09/07/38)	857	751,788
4.00%, 03/07/49 (Call 09/07/48)	1,384	1,155,380
4.15%, 05/18/43	1,144	998,784
4.90%, 05/17/44 (Call 11/17/43)	800	768,473
5.00%, 05/17/53 (Call 11/17/52)	1,294	1,254,128
5.15%, 05/17/63 (Call 11/17/62)	860	839,191
6.55%, 09/15/37	473	529,917
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	321	341,958
5.85%, 06/30/39	256	269,434
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	619	508,849
5.40%, 11/29/43 (Call 05/29/43)	425	368,172
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)(a)	1,020	679,388
3.70%, 09/21/42	543	450,353
4.00%, 11/20/45 (Call 05/20/45)	930	790,324
4.40%, 05/06/44	1,639	1,491,570
Pfizer Inc.
2.55%, 05/28/40 (Call 11/28/39)	884	620,177
2.70%, 05/28/50 (Call 11/28/49)	1,138	751,231
3.90%, 03/15/39 (Call 09/15/38)	533	455,180
4.00%, 12/15/36(a)	747	670,706
4.00%, 03/15/49 (Call 09/15/48)	1,096	904,746
4.10%, 09/15/38 (Call 03/15/38)	522	464,598
4.13%, 12/15/46	1,220	1,023,266
4.20%, 09/15/48 (Call 03/15/48)	1,391	1,185,112
4.30%, 06/15/43	779	683,862
4.40%, 05/15/44	895	805,588
5.60%, 09/15/40	495	508,743
7.20%, 03/15/39	1,898	2,255,534

S C H E D U L E O F I N V E S T M E N T S	247

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/43 (Call 11/19/42)(a)	$2,518	$2,421,685
5.30%, 05/19/53 (Call 11/19/52)	4,961	4,852,836
5.34%, 05/19/63 (Call 11/19/62)	3,182	3,065,073
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	1,144	852,154
3.18%, 07/09/50 (Call 01/09/50)	1,738	1,196,183
3.38%, 07/09/60 (Call 01/09/60)	822	550,588
Utah Acquisition Sub Inc., 5.25%, 06/15/46
(Call 12/15/45)	809	661,000
Viatris Inc.
3.85%, 06/22/40 (Call 12/22/39)	1,313	964,960
4.00%, 06/22/50 (Call 12/22/49)(a)	1,628	1,111,238
Wyeth LLC
5.95%, 04/01/37	1,821	1,945,538
6.00%, 02/15/36(a)	521	557,479
Zoetis Inc.
3.00%, 05/15/50 (Call 11/15/49)	309	211,947
3.95%, 09/12/47 (Call 03/12/47)	332	265,662
4.45%, 08/20/48 (Call 02/20/48)	247	216,572
4.70%, 02/01/43 (Call 08/01/42)	1,085	992,829

		149,052,314

Pipelines — 4.7%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	1,591	1,412,808
Cameron LNG LLC
3.30%, 01/15/35 (Call 09/15/34)(a)(b)	530	438,320
3.40%, 01/15/38 (Call 07/15/37)(b)	434	356,011
3.70%, 01/15/39 (Call 07/15/38)(b)	455	373,260
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39 (Call 07/04/39)(a)	177	138,346
Colonial Pipeline Co.
4.20%, 04/15/43 (Call 10/15/42)(a)(b)	110	92,052
4.25%, 04/15/48 (Call 10/15/47)(a)(b)	421	346,990
6.38%, 08/01/37(b)	70	71,210
Columbia Pipeline Group Inc., 5.80%, 06/01/45
(Call 12/01/44)	305	295,232
Columbia Pipelines Operating Co. LLC
6.50%, 08/15/43 (Call 02/15/43)(b)	312	330,161
6.54%, 11/15/53 (Call 05/15/53)(b)	1,157	1,232,521
6.71%, 08/15/63 (Call 02/15/63)(b)	426	461,295
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	299	284,741
6.45%, 11/03/36(b)	430	442,979
6.75%, 09/15/37(b)	563	599,300
Eastern Gas Transmission & Storage Inc.
3.90%, 11/15/49 (Call 05/15/49)	218	158,633
4.60%, 12/15/44 (Call 06/15/44)	312	266,346
4.80%, 11/01/43 (Call 05/01/43)	172	151,491
EIG Pearl Holdings Sarl
3.55%, 08/31/36(b)	265	224,985
4.39%, 11/30/46(b)	985	758,265
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	497	482,702
7.38%, 10/15/45 (Call 04/15/45)	477	549,138
Series B, 7.50%, 04/15/38	390	451,071
Enbridge Inc.
3.40%, 08/01/51 (Call 02/01/51)(a)	875	611,532
4.00%, 11/15/49 (Call 05/15/49)(a)	448	345,039
4.50%, 06/10/44 (Call 12/10/43)	413	342,977
5.50%, 12/01/46 (Call 06/01/46)(a)	530	512,465

Security	Par (000)	Value

Pipelines (continued)
6.70%, 11/15/53 (Call 05/15/53)(a)	$1,060	$1,184,897
Energy Transfer LP
4.90%, 03/15/35 (Call 09/15/34)	279	260,145
4.95%, 01/15/43 (Call 07/15/42)(a)	338	290,699
5.00%, 05/15/44 (Call 11/15/43)	540	468,530
5.00%, 05/15/50 (Call 11/15/49)	1,787	1,540,551
5.15%, 02/01/43 (Call 08/01/42)	409	360,264
5.15%, 03/15/45 (Call 09/15/44)	922	822,556
5.30%, 04/01/44 (Call 10/01/43)	623	564,608
5.30%, 04/15/47 (Call 10/15/46)	842	754,134
5.35%, 05/15/45 (Call 11/15/44)	830	754,591
5.40%, 10/01/47 (Call 04/01/47)	1,283	1,163,690
5.95%, 10/01/43 (Call 04/01/43)	398	387,017
5.95%, 05/15/54 (Call 11/15/53)	1,016	991,587
6.00%, 06/15/48 (Call 12/15/47)	935	916,442
6.05%, 06/01/41 (Call 12/01/40)	654	647,966
6.10%, 02/15/42	265	262,080
6.13%, 12/15/45 (Call 06/15/45)	946	939,993
6.25%, 04/15/49 (Call 10/15/48)	1,512	1,526,609
6.50%, 02/01/42 (Call 08/01/41)	864	905,399
6.63%, 10/15/36	686	717,708
6.85%, 02/15/40(a)	165	170,277
7.50%, 07/01/38(a)	564	638,870
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	395	390,528
Enterprise Products Operating LLC
3.20%, 02/15/52 (Call 08/15/51)	908	620,819
3.30%, 02/15/53 (Call 08/15/52)(a)	932	648,864
3.70%, 01/31/51 (Call 07/31/50)	773	581,403
3.95%, 01/31/60 (Call 07/31/59)	918	698,537
4.20%, 01/31/50 (Call 07/31/49)	1,098	906,563
4.25%, 02/15/48 (Call 08/15/47)	1,141	954,510
4.45%, 02/15/43 (Call 08/15/42)	1,001	874,131
4.80%, 02/01/49 (Call 08/01/48)	1,041	943,099
4.85%, 08/15/42 (Call 02/15/42)	675	617,437
4.85%, 03/15/44 (Call 09/15/43)	1,338	1,227,499
4.90%, 05/15/46 (Call 11/15/45)	893	815,521
4.95%, 10/15/54 (Call 04/15/54)	383	349,263
5.10%, 02/15/45 (Call 08/15/44)	969	910,220
5.70%, 02/15/42	561	567,474
5.95%, 02/01/41	695	728,355
6.13%, 10/15/39	570	601,006
6.45%, 09/01/40(a)	570	621,144
7.55%, 04/15/38	340	404,470
Series H, 6.65%, 10/15/34	223	246,242
Series J, 5.75%, 03/01/35	75	75,508
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38 (Call 09/30/37)(b)	150	145,172
Flex Intermediate Holdco LLC, 4.32%, 12/30/39
(Call 06/30/39)(b)	193	139,516
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(b)	410	355,175
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/36(a)(b)	1,022	827,884
2.94%, 09/30/40(a)(b)	1,467	1,167,939
3.25%, 09/30/40(a)(b)	1,225	924,726
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/38(b)	600	609,374
6.51%, 02/23/42(b)	845	870,868
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45 (Call 04/15/45)(b)	197	177,560
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	413	347,436

248	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.00%, 08/15/42 (Call 02/15/42)(a)	$565	$491,510
5.00%, 03/01/43 (Call 09/01/42)	627	548,875
5.40%, 09/01/44 (Call 03/01/44)	480	438,322
5.50%, 03/01/44 (Call 09/01/43)	634	586,407
5.63%, 09/01/41	337	316,992
5.80%, 03/15/35	470	472,389
6.38%, 03/01/41(a)	499	507,407
6.50%, 02/01/37	241	248,266
6.50%, 09/01/39	486	500,099
6.55%, 09/15/40	362	374,264
6.95%, 01/15/38	1,105	1,196,377
7.50%, 11/15/40	325	362,139
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	552	357,730
3.60%, 02/15/51 (Call 08/15/50)	1,029	706,227
5.05%, 02/15/46 (Call 08/15/45)	688	600,111
5.20%, 03/01/48 (Call 09/01/47)	723	642,486
5.30%, 12/01/34 (Call 06/01/34)(a)	400	389,905
5.45%, 08/01/52 (Call 02/01/52)(a)	711	654,231
5.55%, 06/01/45 (Call 12/01/44)	1,663	1,561,321
Magellan Midstream Partners LP, 3.95%, 03/01/50 (Call 09/01/49)	684	501,226
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	983	855,526
4.70%, 04/15/48 (Call 10/15/47)	1,404	1,176,316
4.90%, 04/15/58 (Call 10/15/57)(a)	403	333,148
4.95%, 03/14/52 (Call 09/14/51)	1,293	1,109,691
5.20%, 03/01/47 (Call 09/01/46)	970	870,398
5.20%, 12/01/47 (Call 06/01/47)	656	586,896
5.50%, 02/15/49 (Call 08/15/48)(a)	1,371	1,283,955
5.65%, 03/01/53 (Call 09/01/52)	502	477,368
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	541	598,637
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(b)	461	318,178
4.10%, 09/15/42 (Call 03/15/42)(b)	338	261,209
4.30%, 01/15/49 (Call 07/15/48)(b)	472	388,006
5.63%, 02/01/54 (Call 08/01/53)(b)	400	405,132
ONEOK Inc.
4.20%, 12/01/42 (Call 06/01/42)(a)	291	226,092
4.20%, 03/15/45	204	151,462
4.20%, 10/03/47 (Call 04/03/47)	473	362,669
4.25%, 09/15/46(a)	481	374,793
4.45%, 09/01/49 (Call 03/01/49)(a)	581	464,717
4.50%, 03/15/50 (Call 09/15/49)	363	290,947
4.85%, 02/01/49	495	422,881
4.95%, 07/13/47 (Call 01/06/47)	679	585,921
5.15%, 10/15/43(a)	519	467,944
5.20%, 07/15/48 (Call 01/15/48)	816	737,086
6.00%, 06/15/35	409	412,753
6.40%, 05/01/37(a)	305	308,607
6.63%, 09/01/53 (Call 03/01/53)	1,493	1,604,419
7.15%, 01/15/51 (Call 07/15/50)	332	370,511
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	628	638,018
6.20%, 09/15/43 (Call 03/15/43)	239	243,835
6.65%, 10/01/36	560	593,337
6.85%, 10/15/37	493	528,247
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43 (Call 07/31/42)(a)	524	413,206
4.70%, 06/15/44 (Call 12/15/43)(a)	515	426,599
4.90%, 02/15/45 (Call 08/15/44)	614	517,081

Security	Par (000)	Value

Pipelines (continued)
5.15%, 06/01/42 (Call 12/01/41)	$544	$479,699
6.65%, 01/15/37	549	581,070
Sabal Trail Transmission LLC
4.68%, 05/01/38 (Call 11/01/37)(b)	94	84,992
4.83%, 05/01/48 (Call 11/01/47)(b)	274	233,499
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37
(Call 03/15/37)	240	248,582
Southern Natural Gas Co. LLC, 4.80%, 03/15/47
(Call 09/15/46)(b)	400	325,230
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	541	453,795
5.95%, 09/25/43 (Call 03/25/43)	265	263,321
Targa Resources Corp.
4.95%, 04/15/52 (Call 10/15/51)	740	633,105
6.25%, 07/01/52 (Call 01/01/52)	450	455,960
6.50%, 02/15/53 (Call 08/15/52)	752	788,453
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37(a)	180	202,733
Texas Eastern Transmission LP, 4.15%, 01/15/48
(Call 07/15/47)(b)	218	175,603
TransCanada PipeLines Ltd.
4.75%, 05/15/38 (Call 11/15/37)(a)	185	167,065
4.88%, 05/15/48 (Call 11/15/47)	789	688,424
5.00%, 10/16/43 (Call 04/16/43)	635	567,305
5.10%, 03/15/49 (Call 09/15/48)(a)	826	759,481
5.85%, 03/15/36	595	594,570
6.10%, 06/01/40	700	714,272
6.20%, 10/15/37	935	960,110
7.25%, 08/15/38	670	749,556
7.63%, 01/15/39	1,184	1,382,458
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	415	322,637
4.45%, 08/01/42 (Call 02/01/42)(a)	413	357,479
4.60%, 03/15/48 (Call 09/15/47)	540	473,690
5.40%, 08/15/41 (Call 02/15/41)	399	388,869
Western Midstream Operating LP
5.25%, 02/01/50 (Call 08/01/49)	1,028	909,425
5.30%, 03/01/48 (Call 09/01/47)	570	491,221
5.45%, 04/01/44 (Call 10/01/43)(a)	471	422,167
5.50%, 08/15/48 (Call 02/15/48)	269	236,365
Williams Companies Inc. (The)
3.50%, 10/15/51 (Call 04/15/51)(a)	621	431,361
4.85%, 03/01/48 (Call 09/01/47)	791	696,625
4.90%, 01/15/45 (Call 07/15/44)	419	369,523
5.10%, 09/15/45 (Call 03/15/45)	846	771,786
5.30%, 08/15/52 (Call 02/15/52)	692	647,484
5.40%, 03/04/44 (Call 09/04/43)	425	398,239
5.75%, 06/24/44 (Call 12/24/43)	543	532,650
5.80%, 11/15/43 (Call 05/15/43)	427	418,446
6.30%, 04/15/40	1,055	1,097,856

		98,083,701

Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48
(Call 09/15/47)(a)(b)	195	176,644
Carlyle Finance LLC, 5.65%, 09/15/48
(Call 03/15/48)(b)	249	233,706
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	499	474,893
KKR Group Finance Co. III LLC, 5.13%, 06/01/44
(Call 12/01/43)(a)(b)	833	758,666

S C H E D U L E O F I N V E S T M E N T S	249

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Private Equity (continued)
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50
(Call 08/25/49)(a)(b)	$431	$303,311
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50
(Call 02/25/50)(a)(b)	671	459,569
KKR Group Finance Co. X LLC, 3.25%, 12/15/51
(Call 06/15/51)(a)(b)	641	429,178

		2,835,967

Real Estate — 0.1%
CBRE Services Inc., 5.95%, 08/15/34
(Call 05/15/34)	552	557,063
Kilroy Realty LP, 6.25%, 01/15/36 (Call 10/15/35)	120	115,525
Prologis LP, 5.25%, 03/15/54 (Call 09/15/53)	725	696,177
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(b)	170	182,730

		1,551,495

Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities Inc.
3.00%, 05/18/51 (Call 11/18/50)(a)	884	556,156
3.55%, 03/15/52 (Call 09/15/51)	890	617,513
4.00%, 02/01/50 (Call 08/01/49)	637	481,372
4.75%, 04/15/35 (Call 01/15/35)	813	757,514
4.85%, 04/15/49 (Call 10/15/48)(a)	212	184,831
5.15%, 04/15/53 (Call 10/15/52)(a)	443	401,447
5.25%, 05/15/36 (Call 02/15/36)	265	254,388
5.63%, 05/15/54 (Call 11/15/53)	400	384,903
American Homes 4 Rent LP
3.38%, 07/15/51 (Call 01/15/51)(a)	355	234,002
4.30%, 04/15/52 (Call 10/15/51)(a)	280	217,254
American Tower Corp.
2.95%, 01/15/51 (Call 07/15/50)(a)	853	541,382
3.10%, 06/15/50 (Call 12/15/49)	926	605,930
3.70%, 10/15/49 (Call 04/15/49)	569	412,942
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	311	243,512
4.15%, 07/01/47 (Call 01/01/47)(a)	265	214,462
4.35%, 04/15/48 (Call 10/18/47)	238	201,220
Camden Property Trust, 3.35%, 11/01/49
(Call 05/01/49)(a)	274	195,444
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	1,003	695,668
3.25%, 01/15/51 (Call 07/15/50)(a)	895	605,771
4.00%, 11/15/49 (Call 05/15/49)	288	221,383
4.15%, 07/01/50 (Call 01/01/50)	563	443,862
4.75%, 05/15/47 (Call 11/15/46)(a)	222	186,884
5.20%, 02/15/49 (Call 08/15/48)	281	253,546
Equinix Inc.
2.95%, 09/15/51 (Call 03/15/51)(a)	439	278,849
3.00%, 07/15/50 (Call 01/15/50)	328	212,884
3.40%, 02/15/52 (Call 08/15/51)(a)	323	223,565
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)(a)	300	230,557
4.50%, 07/01/44 (Call 01/01/44)	566	486,529
4.50%, 06/01/45 (Call 12/01/44)	267	222,883
Essex Portfolio LP
2.65%, 09/01/50 (Call 03/01/50)(a)	349	202,773
4.50%, 03/15/48 (Call 09/15/47)(a)	240	200,664
Federal Realty OP LP
3.63%, 08/01/46 (Call 02/01/46)	259	166,166
4.50%, 12/01/44 (Call 06/01/44)(a)	448	363,147

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37
(Call 04/15/37)(b)	$173	$145,103
Healthpeak OP LLC, 6.75%, 02/01/41
(Call 08/01/40)(a)	312	340,607
Kimco Realty OP LLC
3.70%, 10/01/49 (Call 04/01/49)(a)	357	255,778
4.13%, 12/01/46 (Call 06/01/46)	281	213,394
4.25%, 04/01/45 (Call 10/01/44)(a)	460	359,707
4.45%, 09/01/47 (Call 03/01/47)	333	263,783
Mid-America Apartments LP, 2.88%, 09/15/51
(Call 03/15/51)	185	117,351
NNN REIT Inc.
3.00%, 04/15/52 (Call 10/15/51)(a)	473	302,084
3.10%, 04/15/50 (Call 10/15/49)(a)	265	171,193
3.50%, 04/15/51 (Call 10/15/50)	384	273,395
4.80%, 10/15/48 (Call 04/15/48)	296	253,904
Prologis LP
2.13%, 10/15/50 (Call 04/15/50)	493	270,632
3.00%, 04/15/50 (Call 10/15/49)(a)	624	421,921
3.05%, 03/01/50 (Call 09/01/49)	296	201,100
4.38%, 09/15/48 (Call 03/15/48)	280	237,187
5.25%, 06/15/53 (Call 12/15/52)	825	799,517
Public Storage Operating Co., 5.35%, 08/01/53
(Call 02/01/53)	605	600,228
Realty Income Corp.
4.65%, 03/15/47 (Call 09/15/46)	484	421,371
5.88%, 03/15/35(a)	275	277,599
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	364	291,416
4.65%, 03/15/49 (Call 09/15/48)	333	282,632
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)(a)	1,009	699,280
3.80%, 07/15/50 (Call 01/15/50)	684	518,125
4.25%, 10/01/44 (Call 04/01/44)(a)	347	283,928
4.25%, 11/30/46 (Call 05/30/46)	435	352,595
4.75%, 03/15/42 (Call 09/15/41)	498	444,659
5.85%, 03/08/53 (Call 09/03/52)	575	582,120
6.65%, 01/15/54 (Call 07/15/53)(a)	425	478,075
6.75%, 02/01/40 (Call 11/01/39)(a)	536	588,575
Trust Fibra Uno
6.39%, 01/15/50 (Call 07/15/49)(b)	500	420,640
6.95%, 01/30/44 (Call 07/30/43)(b)	445	396,782
UDR Inc., 3.10%, 11/01/34 (Call 08/01/34)	235	188,994
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	195	154,305
4.88%, 04/15/49 (Call 10/15/48)	398	337,809
5.70%, 09/30/43 (Call 03/30/43)	333	314,099
VICI Properties LP, 5.63%, 05/15/52
(Call 11/15/51)	685	620,247
WEA Finance LLC, 4.63%, 09/20/48
(Call 03/20/48)(a)(b)	423	288,991
WEA Finance LLC/Westfield U.K. & Europe
Finance PLC, 4.75%, 09/17/44
(Call 03/17/44)(b)	437	306,236
Welltower OP LLC
4.95%, 09/01/48 (Call 03/01/48)	454	409,243
5.13%, 03/15/43 (Call 09/15/42)	255	228,350
6.50%, 03/15/41 (Call 09/15/40)	340	366,983
Weyerhaeuser Co., 4.00%, 03/09/52
(Call 09/09/51)	344	269,877

		26,249,218

250	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail — 2.8%
7-Eleven Inc.
2.50%, 02/10/41 (Call 08/10/40)(a)(b)	$231	$154,546
2.80%, 02/10/51 (Call 08/02/50)(b)	925	573,367
Alimentation Couche-Tard Inc.
3.44%, 05/13/41 (Call 11/13/40)(b)	236	178,790
3.63%, 05/13/51 (Call 11/13/50)(a)(b)	390	284,393
3.80%, 01/25/50 (Call 07/25/49)(b)	373	284,876
4.50%, 07/26/47 (Call 01/26/47)(b)	469	392,199
5.62%, 02/12/54 (Call 08/12/53)(b)	360	358,837
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(a)(b)	665	490,011
CK Hutchison International 21 Ltd., 3.13%, 04/15/41 (Call 10/15/40)(a)(b)	585	445,320
Darden Restaurants Inc., 4.55%, 02/15/48
(Call 08/15/47)	259	210,553
Dick’s Sporting Goods Inc., 4.10%, 01/15/52
(Call 07/15/51)	691	488,477
Dollar General Corp.
4.13%, 04/03/50 (Call 10/03/49)(a)	316	241,294
5.50%, 11/01/52 (Call 05/01/52)(a)	170	160,438
Dollar Tree Inc., 3.38%, 12/01/51 (Call 06/01/51)	272	178,845
Home Depot Inc. (The)
2.38%, 03/15/51 (Call 09/15/50)	1,089	640,723
2.75%, 09/15/51 (Call 03/15/51)	965	617,242
3.13%, 12/15/49 (Call 06/15/49)	1,173	816,795
3.30%, 04/15/40 (Call 10/15/39)	951	745,036
3.35%, 04/15/50 (Call 10/15/49)	1,384	1,001,816
3.50%, 09/15/56 (Call 03/15/56)	695	513,424
3.63%, 04/15/52 (Call 10/15/51)	1,348	1,018,264
3.90%, 06/15/47 (Call 12/15/46)	997	806,159
4.20%, 04/01/43 (Call 10/01/42)	848	731,289
4.25%, 04/01/46 (Call 10/01/45)	1,350	1,153,022
4.40%, 03/15/45 (Call 09/15/44)	852	746,008
4.50%, 12/06/48 (Call 06/06/48)(a)	1,291	1,139,164
4.88%, 02/15/44 (Call 08/15/43)	885	830,134
4.95%, 09/15/52 (Call 03/15/52)(a)	990	940,351
5.40%, 09/15/40 (Call 03/15/40)	379	381,354
5.88%, 12/16/36	2,458	2,614,040
5.95%, 04/01/41 (Call 10/01/40)	827	882,200
Lowe’s Companies Inc.
2.80%, 09/15/41 (Call 03/15/41)	661	461,681
3.00%, 10/15/50 (Call 04/15/50)	1,540	993,576
3.50%, 04/01/51 (Call 10/01/50)	500	351,705
3.70%, 04/15/46 (Call 10/15/45)	1,119	841,824
4.05%, 05/03/47 (Call 11/03/46)	1,325	1,048,955
4.25%, 04/01/52 (Call 10/01/51)	1,324	1,063,735
4.38%, 09/15/45 (Call 03/15/45)	329	278,732
4.45%, 04/01/62 (Call 10/01/61)	945	754,519
4.55%, 04/05/49 (Call 10/05/48)	592	497,685
4.65%, 04/15/42 (Call 10/15/41)	464	414,325
5.00%, 04/15/40 (Call 10/15/39)	610	579,634
5.00%, 09/15/43 (Call 03/15/43)(a)	30	27,269
5.13%, 04/15/50 (Call 10/15/49)	444	410,624
5.50%, 10/15/35	547	563,230
5.63%, 04/15/53 (Call 10/15/52)	1,265	1,255,466
5.75%, 07/01/53 (Call 01/01/53)	484	488,931
5.80%, 10/15/36	220	225,516
5.80%, 09/15/62 (Call 03/15/62)	834	832,102
5.85%, 04/01/63 (Call 10/01/62)	412	415,615
McDonald’s Corp.
3.63%, 05/01/43	586	461,372

Security	Par (000)	Value

Retail (continued)
3.63%, 09/01/49 (Call 03/01/49)	$1,548	$1,159,547
3.70%, 02/15/42	416	335,096
4.20%, 04/01/50 (Call 10/01/49)	642	531,020
4.45%, 03/01/47 (Call 09/01/46)	951	817,176
4.45%, 09/01/48 (Call 03/01/48)	701	607,094
4.60%, 05/26/45 (Call 11/26/44)	531	471,693
4.70%, 12/09/35 (Call 06/09/35)	252	242,090
4.88%, 07/15/40(a)	259	244,640
4.88%, 12/09/45 (Call 06/09/45)	1,351	1,246,099
5.15%, 09/09/52 (Call 03/09/52)	659	625,978
5.45%, 08/14/53 (Call 02/14/53)	696	693,664
5.70%, 02/01/39(a)	335	344,442
6.30%, 10/15/37	807	880,515
6.30%, 03/01/38	797	870,511
Starbucks Corp.
3.35%, 03/12/50 (Call 09/12/49)	438	309,690
3.50%, 11/15/50 (Call 05/15/50)(a)	1,084	793,686
3.75%, 12/01/47 (Call 06/01/47)(a)	374	287,487
4.30%, 06/15/45 (Call 12/15/44)	231	195,973
4.45%, 08/15/49 (Call 02/15/49)(a)	858	733,984
4.50%, 11/15/48 (Call 05/15/48)	925	800,203
Target Corp.
2.95%, 01/15/52 (Call 07/15/51)	976	649,517
3.63%, 04/15/46	557	434,264
3.90%, 11/15/47 (Call 05/15/47)	502	410,214
4.00%, 07/01/42	849	734,492
4.80%, 01/15/53 (Call 07/15/52)(a)	1,050	970,823
6.50%, 10/15/37	324	361,878
7.00%, 01/15/38	440	514,323
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)(a)	216	200,524
TJX Companies Inc. (The), 4.50%, 04/15/50
(Call 10/15/49)	185	168,545
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	860	607,399
2.65%, 09/22/51 (Call 03/22/51)(a)	1,395	908,496
2.95%, 09/24/49 (Call 03/24/49)	711	496,050
3.63%, 12/15/47 (Call 06/15/47)	492	388,827
3.95%, 06/28/38 (Call 12/28/37)	179	161,576
4.00%, 04/11/43 (Call 10/11/42)	295	255,936
4.05%, 06/29/48 (Call 12/29/47)	1,620	1,397,060
4.30%, 04/22/44 (Call 10/22/43)(a)	265	238,510
4.50%, 09/09/52 (Call 03/09/52)	936	852,311
4.50%, 04/15/53 (Call 10/15/52)	1,336	1,214,478
4.88%, 07/08/40(a)	285	284,400
5.00%, 10/25/40	400	403,976
5.25%, 09/01/35	1,277	1,324,034
5.63%, 04/01/40	565	599,678
5.63%, 04/15/41(a)	50	53,125
6.20%, 04/15/38	670	752,648
6.50%, 08/15/37	955	1,094,874

		59,654,009

Semiconductors — 2.3%
Advanced Micro Devices Inc., 4.39%, 06/01/52
(Call 12/01/51)(a)	321	283,433
Analog Devices Inc.
2.80%, 10/01/41 (Call 04/01/41)	458	325,682
2.95%, 10/01/51 (Call 04/01/51)	795	531,404
5.30%, 12/15/45 (Call 06/15/45)	160	155,334
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	414	278,437
4.35%, 04/01/47 (Call 10/01/46)	780	693,408

S C H E D U L E O F I N V E S T M E N T S	251

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
5.10%, 10/01/35 (Call 04/01/35)(a)	$234	$237,026
5.85%, 06/15/41	516	556,147
Broadcom Inc.
3.14%, 11/15/35 (Call 08/15/35)(a)(b)	2,787	2,212,282
3.19%, 11/15/36 (Call 08/15/36)(b)	2,359	1,849,357
3.47%, 04/15/34 (Call 01/15/34)(b)	1,383	1,168,026
3.50%, 02/15/41 (Call 08/15/40)(b)	2,395	1,831,487
3.75%, 02/15/51 (Call 08/15/50)(b)	1,602	1,197,693
4.93%, 05/15/37 (Call 02/15/37)(b)	2,072	1,930,447
Intel Corp.
2.80%, 08/12/41 (Call 02/12/41)	505	358,750
3.05%, 08/12/51 (Call 02/12/51)(a)	1,264	836,419
3.10%, 02/15/60 (Call 08/15/59)	929	588,592
3.20%, 08/12/61 (Call 02/12/61)	640	412,895
3.25%, 11/15/49 (Call 05/15/49)	2,013	1,394,833
3.73%, 12/08/47 (Call 06/08/47)	1,611	1,224,774
4.10%, 05/19/46 (Call 11/19/45)	1,046	868,012
4.10%, 05/11/47 (Call 11/11/46)	839	692,054
4.25%, 12/15/42(a)	525	447,665
4.60%, 03/25/40 (Call 09/25/39)(a)	559	519,282
4.75%, 03/25/50 (Call 09/25/49)	1,960	1,746,875
4.80%, 10/01/41	644	601,775
4.90%, 07/29/45 (Call 01/29/45)(a)	601	568,716
4.90%, 08/05/52 (Call 02/05/52)	1,478	1,359,912
4.95%, 03/25/60 (Call 09/25/59)(a)	753	687,206
5.05%, 08/05/62 (Call 02/05/62)	820	755,743
5.60%, 02/21/54 (Call 08/21/53)	215	214,876
5.63%, 02/10/43 (Call 08/10/42)	815	827,786
5.70%, 02/10/53 (Call 08/10/52)	1,700	1,723,270
5.90%, 02/10/63 (Call 08/10/62)	1,101	1,146,932
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	660	476,829
4.95%, 07/15/52 (Call 01/15/52)	1,190	1,126,941
5.00%, 03/15/49 (Call 09/15/48)	230	219,436
5.25%, 07/15/62 (Call 01/15/62)	643	630,851
5.65%, 11/01/34 (Call 07/01/34)(a)	220	228,801
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)(a)	563	379,808
3.13%, 06/15/60 (Call 12/15/59)	389	255,492
4.88%, 03/15/49 (Call 09/15/48)	605	570,129
Micron Technology Inc.
3.37%, 11/01/41 (Call 05/01/41)	309	225,150
3.48%, 11/01/51 (Call 05/01/51)(a)	321	223,184
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	599	500,339
3.50%, 04/01/50 (Call 10/01/49)	1,603	1,257,005
3.70%, 04/01/60 (Call 10/01/59)	333	261,490
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42 (Call 08/15/41)	308	218,400
3.25%, 05/11/41 (Call 11/11/40)(a)	739	543,958
3.25%, 11/30/51 (Call 05/30/51)	356	239,764
QUALCOMM Inc.
3.25%, 05/20/50 (Call 11/20/49)(a)	544	397,215
4.30%, 05/20/47 (Call 11/20/46)	1,483	1,286,759
4.50%, 05/20/52 (Call 11/20/51)	614	543,659
4.65%, 05/20/35 (Call 11/20/34)	729	714,007
4.80%, 05/20/45 (Call 11/20/44)	1,551	1,461,569
6.00%, 05/20/53 (Call 11/20/52)	1,148	1,257,496
Texas Instruments Inc.
2.70%, 09/15/51 (Call 03/15/51)	389	249,743
3.88%, 03/15/39 (Call 09/15/38)	504	443,934

Security	Par (000)	Value

Semiconductors (continued)
4.10%, 08/16/52 (Call 02/16/52)	$206	$172,356
4.15%, 05/15/48 (Call 11/15/47)	1,542	1,309,289
5.00%, 03/14/53 (Call 09/14/52)(a)	578	561,587
5.05%, 05/18/63 (Call 11/18/62)	1,272	1,216,190
5.15%, 02/08/54 (Call 08/08/53)(a)	250	247,640
TSMC Arizona Corp.
3.13%, 10/25/41 (Call 04/25/41)	370	293,409
3.25%, 10/25/51 (Call 04/25/51)(a)	739	561,189
4.50%, 04/22/52 (Call 10/22/51)(a)	555	532,280

		48,832,429

Software — 2.7%
Electronic Arts Inc., 2.95%, 02/15/51
(Call 08/15/50)(a)	239	159,266
Fidelity National Information Services Inc.
3.10%, 03/01/41 (Call 09/01/40)(a)	593	425,942
4.50%, 08/15/46 (Call 02/15/46)	230	190,034
5.63%, 07/15/52 (Call 01/15/52)(a)	344	341,565
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	190	159,581
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	1,625	1,359,484
Intuit Inc., 5.50%, 09/15/53 (Call 03/15/53)	903	928,710
Microsoft Corp.
2.50%, 09/15/50 (Call 03/15/50)(b)	1,181	750,541
2.53%, 06/01/50 (Call 12/01/49)	5,101	3,284,500
2.68%, 06/01/60 (Call 12/01/59)(a)	3,091	1,950,847
2.92%, 03/17/52 (Call 09/17/51)	5,119	3,539,958
3.04%, 03/17/62 (Call 09/17/61)	1,634	1,113,574
3.45%, 08/08/36 (Call 02/08/36)	1,400	1,233,270
3.50%, 02/12/35 (Call 08/12/34)(a)	1,181	1,072,922
3.50%, 11/15/42(a)	387	324,234
3.70%, 08/08/46 (Call 02/08/46)	1,584	1,323,764
3.75%, 02/12/45 (Call 08/12/44)(a)	632	541,164
3.95%, 08/08/56 (Call 02/08/56)(a)	376	316,261
4.00%, 02/12/55 (Call 08/12/54)(a)	456	395,173
4.10%, 02/06/37 (Call 08/06/36)(a)	756	712,411
4.20%, 11/03/35 (Call 05/03/35)(a)	583	564,322
4.25%, 02/06/47 (Call 08/06/46)(a)	1,094	1,008,285
4.45%, 11/03/45 (Call 05/03/45)(a)	910	867,781
4.50%, 10/01/40	378	368,581
4.50%, 06/15/47 (Call 12/15/46)(b)	205	191,163
4.50%, 02/06/57 (Call 08/06/56)	665	629,070
4.75%, 11/03/55 (Call 05/03/55)	231	227,081
5.20%, 06/01/39(a)	441	466,737
5.30%, 02/08/41(a)	531	568,975
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	2,488	1,920,807
3.60%, 04/01/50 (Call 10/01/49)	3,806	2,679,576
3.65%, 03/25/41 (Call 09/25/40)	1,837	1,412,517
3.80%, 11/15/37 (Call 05/15/37)	1,471	1,211,382
3.85%, 07/15/36 (Call 01/15/36)	1,067	897,106
3.85%, 04/01/60 (Call 10/01/59)	2,958	2,058,610
3.90%, 05/15/35 (Call 11/15/34)	1,020	875,841
3.95%, 03/25/51 (Call 09/25/50)(a)	2,873	2,143,121
4.00%, 07/15/46 (Call 01/15/46)	2,474	1,902,751
4.00%, 11/15/47 (Call 05/15/47)	1,843	1,411,900
4.10%, 03/25/61 (Call 09/25/60)	1,339	982,276
4.13%, 05/15/45 (Call 11/15/44)	1,740	1,378,988
4.30%, 07/08/34 (Call 01/08/34)	1,298	1,178,017
4.38%, 05/15/55 (Call 11/15/54)	1,115	875,310
4.50%, 07/08/44 (Call 01/08/44)	872	734,144
5.38%, 07/15/40	1,815	1,737,374
5.55%, 02/06/53 (Call 08/06/52)	2,077	1,984,242

252	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
6.13%, 07/08/39	$921	$947,296
6.50%, 04/15/38(a)	1,071	1,144,657
6.90%, 11/09/52 (Call 05/09/52)	2,210	2,489,614
Salesforce Inc.
2.70%, 07/15/41 (Call 01/15/41)	964	688,204
2.90%, 07/15/51 (Call 01/15/51)	1,576	1,047,372
3.05%, 07/15/61 (Call 01/15/61)	1,168	750,884

		57,467,185

Telecommunications — 5.7%
America Movil SAB de CV
4.38%, 07/16/42	1,008	872,813
4.38%, 04/22/49 (Call 10/22/48)(a)	423	363,191
6.13%, 11/15/37(a)	549	576,736
6.13%, 03/30/40	1,804	1,897,502
6.38%, 03/01/35	749	810,734
AT&T Inc.
3.10%, 02/01/43 (Call 08/01/42)(a)	501	360,623
3.30%, 02/01/52 (Call 08/01/51)(a)	897	607,131
3.50%, 06/01/41 (Call 12/01/40)(a)	2,096	1,606,067
3.50%, 09/15/53 (Call 03/15/53)	6,438	4,425,078
3.50%, 02/01/61 (Call 08/01/60)(a)	810	542,600
3.55%, 09/15/55 (Call 03/15/55)	5,969	4,066,252
3.65%, 06/01/51 (Call 12/01/50)(a)	2,298	1,644,343
3.65%, 09/15/59 (Call 03/15/59)	4,862	3,288,679
3.80%, 12/01/57 (Call 06/01/57)	5,207	3,664,606
3.85%, 06/01/60 (Call 12/01/59)	1,393	985,503
4.30%, 12/15/42 (Call 06/15/42)	1,039	879,749
4.35%, 06/15/45 (Call 12/15/44)	889	743,670
4.50%, 05/15/35 (Call 11/15/34)	1,993	1,835,206
4.50%, 03/09/48 (Call 09/09/47)	1,631	1,364,283
4.55%, 03/09/49 (Call 09/09/48)	874	736,894
4.65%, 06/01/44 (Call 12/01/43)	535	458,502
4.75%, 05/15/46 (Call 11/15/45)	1,700	1,488,878
4.80%, 06/15/44 (Call 12/15/43)	449	396,538
4.85%, 03/01/39 (Call 09/01/38)	840	775,285
4.85%, 07/15/45 (Call 01/15/45)(a)	284	249,099
4.90%, 08/15/37 (Call 02/14/37)	631	591,937
5.15%, 03/15/42(a)	266	252,313
5.15%, 11/15/46 (Call 05/15/46)	745	687,087
5.15%, 02/15/50 (Call 08/14/49)	537	489,193
5.25%, 03/01/37 (Call 09/01/36)	914	889,824
5.35%, 09/01/40	483	464,894
5.45%, 03/01/47 (Call 09/01/46)	524	510,149
5.55%, 08/15/41	362	354,645
5.65%, 02/15/47 (Call 08/15/46)(a)	765	767,529
5.70%, 03/01/57 (Call 09/01/56)(a)	375	362,801
6.00%, 08/15/40 (Call 05/15/40)	395	405,575
6.15%, 09/15/34	125	130,021
6.25%, 03/29/41	240	247,432
6.30%, 01/15/38	434	456,832
6.38%, 03/01/41(a)	336	352,909
6.55%, 02/15/39	275	293,161
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52 (Call 02/15/52)	504	370,805
4.30%, 07/29/49 (Call 01/29/49)	424	349,241
4.46%, 04/01/48 (Call 10/01/47)	836	710,658
5.55%, 02/15/54 (Call 08/15/53)	475	467,197
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	334	246,030
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	437	294,521
British Telecommunications PLC, 4.25%, 11/08/49 (Call 05/08/49)(b)	200	160,909

Security	Par (000)	Value

Telecommunications (continued)
Cisco Systems Inc.
5.30%, 02/26/54 (Call 08/26/53)	$700	$708,508
5.35%, 02/26/64 (Call 08/26/63)	700	704,493
5.50%, 01/15/40	1,818	1,878,438
5.90%, 02/15/39	1,872	2,009,071
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	220	169,643
4.38%, 11/15/57 (Call 05/15/57)	648	533,444
4.70%, 03/15/37	420	385,447
4.75%, 03/15/42	476	424,025
5.35%, 11/15/48 (Call 05/15/48)(a)	337	323,748
5.45%, 11/15/79 (Call 05/19/79)	980	908,064
5.75%, 08/15/40	300	299,957
5.85%, 11/15/68 (Call 05/15/68)(a)	139	135,431
7.25%, 08/15/36 (Call 08/15/26)(a)	495	511,538
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(b)	651	486,418
Deutsche Telekom International Finance BV
4.75%, 06/21/38 (Call 12/21/37)(b)	366	342,566
4.88%, 03/06/42(a)(b)	742	683,973
Juniper Networks Inc., 5.95%, 03/15/41(a)	389	385,489
Motorola Solutions Inc., 5.50%, 09/01/44	286	272,333
Nokia OYJ, 6.63%, 05/15/39	583	562,576
Ooredoo International Finance Ltd., 4.50%, 01/31/43(b)	493	453,207
Orange SA
5.38%, 01/13/42(a)	889	874,767
5.50%, 02/06/44 (Call 08/06/43)	179	178,411
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)(a)	965	697,181
4.30%, 02/15/48 (Call 08/15/47)	563	450,198
4.35%, 05/01/49 (Call 11/01/48)(a)	1,135	914,464
4.50%, 03/15/42 (Call 09/15/41)	176	151,107
4.50%, 03/15/43 (Call 09/15/42)(a)	356	300,961
4.55%, 03/15/52 (Call 09/15/51)	1,729	1,426,865
5.00%, 03/15/44 (Call 09/15/43)	783	708,281
5.45%, 10/01/43 (Call 04/01/43)(a)	481	459,860
7.50%, 08/15/38	628	724,070
SES Global Americas Holdings Inc., 5.30%, 03/25/44(b)	159	121,896
SES SA, 5.30%, 04/04/43(a)(b)	370	267,288
Telefonica Emisiones SA
4.67%, 03/06/38	259	230,930
4.90%, 03/06/48(a)	972	835,075
5.21%, 03/08/47	1,975	1,776,393
5.52%, 03/01/49 (Call 09/01/48)	890	831,779
7.05%, 06/20/36	1,873	2,062,705
TELUS Corp.
4.30%, 06/15/49 (Call 12/15/48)	167	136,026
4.60%, 11/16/48 (Call 05/16/48)	448	383,064
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	2,072	1,496,544
3.30%, 02/15/51 (Call 08/15/50)	2,717	1,867,922
3.40%, 10/15/52 (Call 04/15/52)	2,511	1,744,152
3.60%, 11/15/60 (Call 05/15/60)	1,372	949,006
4.38%, 04/15/40 (Call 10/15/39)	1,572	1,378,096
4.50%, 04/15/50 (Call 10/15/49)	2,682	2,269,539
5.50%, 01/15/55 (Call 07/15/54)	635	618,453
5.65%, 01/15/53 (Call 07/15/52)	1,575	1,566,409
5.75%, 01/15/54 (Call 07/15/53)	1,185	1,200,054
5.80%, 09/15/62 (Call 03/15/62)	647	657,901

S C H E D U L E O F I N V E S T M E N T S	253

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
6.00%, 06/15/54 (Call 12/15/53)(a)	$910	$953,055
Verizon Communications Inc.
2.65%, 11/20/40 (Call 05/20/40)	2,385	1,644,354
2.85%, 09/03/41 (Call 03/03/41)	733	517,349
2.88%, 11/20/50 (Call 05/20/50)(a)	2,210	1,407,885
2.99%, 10/30/56 (Call 04/30/56)	3,173	1,971,437
3.00%, 11/20/60 (Call 05/20/60)(a)	1,764	1,073,168
3.40%, 03/22/41 (Call 09/22/40)	2,818	2,159,054
3.55%, 03/22/51 (Call 09/22/50)(a)	3,573	2,594,733
3.70%, 03/22/61 (Call 09/22/60)(a)	2,712	1,916,275
3.85%, 11/01/42 (Call 05/01/42)	567	455,512
3.88%, 03/01/52 (Call 09/01/51)(a)	1,024	790,838
4.00%, 03/22/50 (Call 09/22/49)	1,044	824,339
4.13%, 08/15/46	1,065	875,974
4.27%, 01/15/36	1,205	1,094,404
4.40%, 11/01/34 (Call 05/01/34)	1,557	1,448,207
4.52%, 09/15/48	1,177	1,029,883
4.67%, 03/15/55(a)	714	630,960
4.75%, 11/01/41	361	332,310
4.81%, 03/15/39(a)	992	927,371
4.86%, 08/21/46(a)	2,245	2,057,641
5.01%, 04/15/49(a)	415	400,892
5.01%, 08/21/54	310	287,789
5.25%, 03/16/37	956	954,538
5.50%, 03/16/47(a)	458	459,618
5.50%, 02/23/54 (Call 08/23/53)	245	242,048
5.85%, 09/15/35(a)	405	423,844
6.55%, 09/15/43(a)	672	750,118
Vodafone Group PLC
4.25%, 09/17/50	1,438	1,131,573
4.38%, 02/19/43	1,220	1,026,942
4.88%, 06/19/49	1,631	1,412,206
5.00%, 05/30/38(a)	120	115,582
5.13%, 06/19/59(a)	206	181,200
5.25%, 05/30/48(a)	981	914,961
5.63%, 02/10/53 (Call 08/10/52)	648	627,060
5.75%, 02/10/63 (Call 08/10/62)	220	215,202
6.15%, 02/27/37	1,659	1,730,338
Xiaomi Best Time International Ltd., 4.10%, 07/14/51 (Call 01/14/51)(b)	210	148,361

		119,680,412

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	246	206,434
6.35%, 03/15/40(a)	507	512,068
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)(a)	355	320,613
6.20%, 10/01/40(a)	330	324,459

		1,363,574

Transportation — 3.5%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	626	407,474
3.05%, 02/15/51 (Call 08/15/50)	557	380,369
3.30%, 09/15/51 (Call 03/15/51)(a)	862	617,175
3.55%, 02/15/50 (Call 08/15/49)	775	584,621
3.90%, 08/01/46 (Call 02/01/46)	681	550,267
4.05%, 06/15/48 (Call 12/15/47)	719	595,064
4.13%, 06/15/47 (Call 12/15/46)	740	616,893
4.15%, 04/01/45 (Call 10/01/44)	905	764,627
4.15%, 12/15/48 (Call 06/15/48)	654	547,513

Security	Par (000)	Value

Transportation (continued)
4.38%, 09/01/42 (Call 03/01/42)	$610	$540,996
4.40%, 03/15/42 (Call 09/15/41)	488	434,255
4.45%, 03/15/43 (Call 09/15/42)	708	630,453
4.45%, 01/15/53 (Call 07/15/52)	890	782,635
4.55%, 09/01/44 (Call 03/01/44)	770	689,157
4.70%, 09/01/45 (Call 03/01/45)	621	569,984
4.90%, 04/01/44 (Call 10/01/43)	949	898,884
4.95%, 09/15/41 (Call 03/15/41)	263	251,251
5.05%, 03/01/41 (Call 09/01/40)	393	382,432
5.15%, 09/01/43 (Call 03/01/43)	591	577,907
5.20%, 04/15/54 (Call 10/15/53)	1,391	1,364,426
5.40%, 06/01/41 (Call 12/01/40)	510	512,973
5.75%, 05/01/40 (Call 11/01/39)	597	624,701
6.15%, 05/01/37	473	516,410
6.20%, 08/15/36	400	435,551
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	158	98,348
3.20%, 08/02/46 (Call 02/02/46)	317	234,851
3.50%, 11/15/42 (Call 05/15/42)(a)	458	348,805
3.65%, 02/03/48 (Call 08/03/47)	454	359,830
4.40%, 08/05/52 (Call 02/05/52)	394	347,944
4.45%, 01/20/49 (Call 07/20/48)	456	408,502
4.50%, 11/07/43 (Call 05/07/43)	238	209,182
6.13%, 11/01/53 (Call 05/01/53)	230	261,064
6.20%, 06/01/36	580	630,518
6.25%, 08/01/34	345	375,738
6.38%, 11/15/37(a)	469	512,769
6.71%, 07/15/36(a)	167	184,964
Canadian Pacific Railway Co.
3.00%, 12/02/41 (Call 06/02/41)	866	735,584
3.10%, 12/02/51 (Call 06/02/51)(a)	1,690	1,148,467
3.50%, 05/01/50 (Call 11/01/49)	785	575,401
4.20%, 11/15/69 (Call 05/15/69)	236	184,566
4.30%, 05/15/43 (Call 11/15/42)	166	141,222
4.70%, 05/01/48 (Call 11/01/47)	443	389,776
4.80%, 09/15/35 (Call 03/15/35)(a)	95	90,827
4.80%, 08/01/45 (Call 02/01/45)	456	412,990
4.95%, 08/15/45 (Call 02/15/45)	372	341,228
5.75%, 01/15/42	443	436,482
5.95%, 05/15/37	664	686,114
6.13%, 09/15/2115 (Call 03/15/2115)	474	500,470
Central Japan Railway Co., 4.25%, 11/24/45 (Call 05/24/45)(b)	141	120,050
CSX Corp.
2.50%, 05/15/51 (Call 11/15/50)(a)	513	312,519
3.35%, 09/15/49 (Call 03/15/49)	590	423,463
3.80%, 11/01/46 (Call 05/01/46)	632	498,051
3.80%, 04/15/50 (Call 10/15/49)	374	289,913
3.95%, 05/01/50 (Call 11/01/49)	562	452,090
4.10%, 03/15/44 (Call 09/15/43)	842	710,011
4.25%, 11/01/66 (Call 05/01/66)	316	253,260
4.30%, 03/01/48 (Call 09/01/47)	795	681,144
4.40%, 03/01/43 (Call 09/01/42)	232	205,251
4.50%, 03/15/49 (Call 09/15/48)	349	305,040
4.50%, 11/15/52 (Call 05/15/52)	800	701,255
4.50%, 08/01/54 (Call 02/01/54)	186	162,101
4.65%, 03/01/68 (Call 09/01/67)	190	163,550
4.75%, 05/30/42 (Call 11/30/41)(a)	576	532,552
4.75%, 11/15/48 (Call 05/15/48)	614	561,536
5.50%, 04/15/41 (Call 10/15/40)	497	500,884
6.00%, 10/01/36	529	563,295

254	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
6.15%, 05/01/37	$791	$857,566
6.22%, 04/30/40	584	632,998
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50 (Call 02/18/50)(b)	295	176,992
3.83%, 09/14/61 (Call 03/14/61)(b)	585	386,073
Empresa de Transporte de Pasajeros Metro SA
3.69%, 09/13/61 (Call 03/13/61)(a)(b)	545	356,569
4.70%, 05/07/50 (Call 11/07/49)(a)(b)	808	649,786
5.00%, 01/25/47 (Call 07/25/46)(a)(b)	555	473,814
ENA Master Trust, 4.00%, 05/19/48 (Call 02/19/48)(b)	230	160,885
FedEx Corp.
3.25%, 05/15/41 (Call 11/15/40)	391	289,488
3.88%, 08/01/42	560	444,506
3.90%, 02/01/35	275	242,692
4.05%, 02/15/48 (Call 08/15/47)	812	639,497
4.10%, 04/15/43	525	428,159
4.10%, 02/01/45	721	577,671
4.40%, 01/15/47 (Call 07/15/46)	670	556,555
4.50%, 02/01/65	209	162,973
4.55%, 04/01/46 (Call 10/01/45)	984	837,799
4.75%, 11/15/45 (Call 05/15/45)	1,214	1,063,080
4.95%, 10/17/48 (Call 04/17/48)(a)	732	661,009
5.10%, 01/15/44	710	658,278
5.25%, 05/15/50 (Call 11/15/49)(a)	1,175	1,107,546
Norfolk Southern Corp.
2.90%, 08/25/51 (Call 02/25/51)	585	376,383
3.05%, 05/15/50 (Call 11/15/49)(a)	768	514,712
3.16%, 05/15/55 (Call 11/15/54)	767	503,810
3.40%, 11/01/49 (Call 05/01/49)	357	256,716
3.70%, 03/15/53 (Call 09/15/52)	403	299,678
3.94%, 11/01/47 (Call 05/01/47)	661	523,558
3.95%, 10/01/42 (Call 04/01/42)	620	508,531
4.05%, 08/15/52 (Call 02/15/52)	698	558,269
4.10%, 05/15/49 (Call 11/15/48)	379	305,121
4.10%, 05/15/2121 (Call 11/15/2120)(a)	280	201,586
4.15%, 02/28/48 (Call 08/28/47)	510	421,563
4.45%, 06/15/45 (Call 12/15/44)	499	430,131
4.55%, 06/01/53 (Call 12/01/52)	600	521,984
4.65%, 01/15/46 (Call 07/15/45)	506	448,704
4.80%, 08/15/43 (Call 02/15/43)	245	216,413
4.84%, 10/01/41	563	523,083
5.10%, 12/31/49 (Call 02/01/2118)	180	156,364
5.35%, 08/01/54 (Call 02/01/54)	1,005	984,877
5.95%, 03/15/64 (Call 09/15/63)(a)	610	643,363
Polar Tankers Inc., 5.95%, 05/10/37(a)(b)	877	889,354
TTX Co.
3.90%, 02/01/45 (Call 08/01/44)(b)	240	191,506
4.20%, 07/01/46 (Call 01/01/46)(b)	310	253,589
4.60%, 02/01/49 (Call 08/01/48)(b)	311	271,851
4.65%, 06/15/44(b)	240	207,075
5.65%, 12/01/52 (Call 06/01/52)(b)	250	254,122
Union Pacific Corp.
2.89%, 04/06/36 (Call 01/06/36)	565	455,733
2.95%, 03/10/52 (Call 09/10/51)(a)	867	579,784
2.97%, 09/16/62 (Call 03/16/62)	831	517,401
3.20%, 05/20/41 (Call 11/20/40)	623	481,081
3.25%, 02/05/50 (Call 08/05/49)	1,545	1,112,596
3.35%, 08/15/46 (Call 02/15/46)	269	194,583
3.38%, 02/01/35 (Call 08/01/34)	435	370,564
3.38%, 02/14/42 (Call 08/14/41)	275	215,167

Security	Par (000)	Value

Transportation (continued)
3.50%, 02/14/53 (Call 08/14/52)(a)	$1,165	$867,125
3.55%, 08/15/39 (Call 02/15/39)	232	190,143
3.55%, 05/20/61 (Call 11/20/60)	560	401,284
3.60%, 09/15/37 (Call 03/15/37)	348	297,556
3.75%, 02/05/70 (Call 08/05/69)(a)	540	394,981
3.80%, 10/01/51 (Call 04/01/51)	1,090	862,402
3.80%, 04/06/71 (Call 10/06/70)	816	597,954
3.84%, 03/20/60 (Call 09/20/59)	1,503	1,141,744
3.85%, 02/14/72 (Call 08/14/71)	405	298,749
3.88%, 02/01/55 (Call 08/01/54)	324	252,725
3.95%, 08/15/59 (Call 02/15/59)(a)	332	257,455
4.00%, 04/15/47 (Call 10/15/46)	460	376,401
4.05%, 11/15/45 (Call 05/15/45)	362	296,936
4.05%, 03/01/46 (Call 09/01/45)	443	365,765
4.10%, 09/15/67 (Call 03/15/67)(a)	403	319,136
4.30%, 03/01/49 (Call 09/01/48)	593	502,749
4.50%, 09/10/48 (Call 03/10/48)	335	293,986
4.95%, 09/09/52 (Call 03/09/52)(a)	558	537,167
4.95%, 05/15/53 (Call 11/15/52)	420	401,916
5.15%, 01/20/63 (Call 07/20/62)	305	292,161
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	450	343,895
3.40%, 09/01/49 (Call 03/01/49)(a)	482	361,068
3.63%, 10/01/42	573	460,124
3.75%, 11/15/47 (Call 05/15/47)	984	780,264
4.25%, 03/15/49 (Call 09/15/48)	758	654,294
4.88%, 11/15/40 (Call 05/15/40)	565	541,445
5.05%, 03/03/53 (Call 09/03/52)(a)	1,029	998,951
5.20%, 04/01/40 (Call 10/01/39)	166	165,055
5.30%, 04/01/50 (Call 10/01/49)(a)	1,017	1,020,023
6.20%, 01/15/38(a)	1,611	1,763,181

		73,117,448

Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)(a)	474	305,387
4.50%, 03/30/45 (Call 09/30/44)	295	237,028
5.20%, 03/15/44 (Call 09/15/43)	309	281,764

		824,179

Water — 0.2%
American Water Capital Corp.
3.25%, 06/01/51 (Call 12/01/50)(a)	445	313,016
3.45%, 05/01/50 (Call 11/01/49)	405	296,386
3.75%, 09/01/47 (Call 03/01/47)(a)	625	486,938
4.00%, 12/01/46 (Call 06/01/46)	315	255,152
4.15%, 06/01/49 (Call 12/01/48)	490	404,987
4.20%, 09/01/48 (Call 03/01/48)	680	572,376
4.30%, 12/01/42 (Call 06/01/42)	281	243,771
4.30%, 09/01/45 (Call 03/01/45)	331	282,349
5.45%, 03/01/54 (Call 09/01/53)	425	418,065
6.59%, 10/15/37	552	620,737
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)(a)	461	318,561
4.28%, 05/01/49 (Call 11/01/48)(a)	350	282,855
5.30%, 05/01/52 (Call 11/01/51)	415	387,210

		4,882,403

Total Long-Term Investments — 97.7% (Cost: $2,452,457,628)		2,057,857,494

S C H E D U L E O F I N V E S T M E N T S	255

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 11.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(g)(h)(i)	233,726,059	$233,842,922
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(g)(h)	11,450,000	11,450,000

Total Short-Term Securities — 11.6% (Cost: $245,194,548)		245,292,922

Total Investments — 109.3% (Cost: $2,697,652,176)		2,303,150,416

Liabilities in Excess of Other Assets — (9.3)%		(195,631,195)

Net Assets — 100.0%		$2,107,519,221

(a)	All or a portion of this security is on loan.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.

(f)	Zero-coupon bond.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.

(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$124,087,027	$109,767,448	(a)	$—		$(15,816)	$4,263	$233,842,922	233,726,059	$734,398	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	14,420,000	—		(2,970,000	)(a)	—	—	11,450,000	11,450,000	354,908		—

						$(15,816)	$4,263	$245,292,922		$1,089,306		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

256	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® 10+ Year Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,057,857,494	$—	$2,057,857,494
Short-Term Securities
Money Market Funds	245,292,922	—	—	245,292,922

	$245,292,922	$2,057,857,494	$—	$2,303,150,416

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	257

Statements of Assets and Liabilities

February 29, 2024

	iShares BBB Rated Corporate Bond ETF	iShares Broad USD Investment Grade Corporate Bond ETF	iShares 1-5 Year Investment Grade Corporate Bond ETF	iShares 5-10 Year Investment Grade Corporate Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$32,670,697	$10,336,000,082	$21,096,309,025	$12,356,708,003
Investments, at value — affiliated(c)	3,381,987	1,227,903,118	1,676,020,654	1,790,267,820
Cash	9,724	—	—	—
Foreign currency, at value(d)	—	83	55	—
Receivables:
Investments sold	214,675	36,424,825	85,087,510	35,583,765
Securities lending income — affiliated	458	318,419	418,663	478,441
Capital shares sold	—	3,577,587	2,706,972	2,666,712
Dividends — affiliated	2,106	78,436	110,953	161,592
Interest — unaffiliated	409,921	123,829,535	220,969,893	141,989,503

Total assets	36,689,568	11,728,132,085	23,081,623,725	14,327,855,836

LIABILITIES
Bank overdraft	—	189,775	135,986	2,271,390
Collateral on securities loaned, at value	2,754,078	1,213,303,280	1,626,669,165	1,731,817,648
Payables:
Investments purchased	—	34,712,922	100,274,968	53,679,506
Capital shares redeemed	—	848,657	2,197,983	98,466
Investment advisory fees	3,888	331,933	682,304	388,232

Total liabilities	2,757,966	1,249,386,567	1,729,960,406	1,788,255,242

Commitments and contingent liabilities

NET ASSETS	$33,931,602	$10,478,745,518	$21,351,663,319	$12,539,600,594

NET ASSETS CONSIST OF
Paid-in capital	$37,286,610	$11,495,887,089	$22,305,442,618	$14,064,598,630
Accumulated loss	(3,355,008)	(1,017,141,571)	(953,779,299)	(1,524,998,036)

NET ASSETS	$33,931,602	$10,478,745,518	$21,351,663,319	$12,539,600,594

NET ASSET VALUE
Shares outstanding	400,000	208,100,000	418,050,000	245,400,000

Net asset value	$84.83	$50.35	$51.07	$51.10

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$35,169,183	$11,252,871,900	$21,682,861,259	$13,321,540,059
(b) Securities loaned, at value	$2,658,199	$1,171,249,623	$1,571,458,400	$1,672,759,782
(c) Investments, at cost — affiliated	$3,381,217	$1,227,506,429	$1,675,363,139	$1,789,642,318
(d) Foreign currency, at cost	$—	$78	$53	$—

See notes to financial statements.

258	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (continued)

February 29, 2024

iShares 10+ Year Investment Grade Corporate Bond ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$2,057,857,494
Investments, at value — affiliated(c)	245,292,922
Cash	10,918
Receivables:
Investments sold	12,092,892
Securities lending income — affiliated	66,517
Capital shares sold	1,760,930
Dividends — affiliated	48,817
Interest — unaffiliated	30,416,589

Total assets	2,347,547,079

LIABILITIES
Collateral on securities loaned, at value	233,809,513
Payables:
Investments purchased	5,925,515
Capital shares redeemed	225,845
Investment advisory fees	66,985

Total liabilities	240,027,858

Commitments and contingent liabilities

NET ASSETS	$2,107,519,221

NET ASSETS CONSIST OF
Paid-in capital	$2,579,110,793
Accumulated loss	(471,591,572)

NET ASSETS	$2,107,519,221

NET ASSETVALUE
Shares outstanding	41,500,000

Net asset value	$50.78

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$2,452,457,628
(b) Securities loaned, at value	$225,909,408
(c) Investments, at cost — affiliated	$245,194,548

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	259

Statements of Operations

Year Ended February 29, 2024

	iShares BBB Rated Corporate Bond ETF	iShares Broad USD Investment Grade Corporate Bond ETF	iShares 1-5 Year Investment Grade Corporate Bond ETF	iShares 5-10 Year Investment Grade Corporate Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$39,761	$2,207,473	$2,710,497	$2,297,629
Interest — unaffiliated	1,156,653	389,949,923	766,227,145	459,915,393
Securities lending income — affiliated — net	7,061	3,800,503	5,854,331	5,874,822
Other income — unaffiliated	399	35,764	56,472	21,348
Foreign taxes withheld	—	(1,738)	(5,274)	—

Total investment income	1,203,874	395,991,925	774,843,171	468,109,192

EXPENSES
Investment advisory	41,593	3,732,573	9,034,670	4,608,906
Interest expense	—	9,132	1,910	2,907

Total expenses	41,593	3,741,705	9,036,580	4,611,813

Net investment income	1,162,281	392,250,220	765,806,591	463,497,379

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(450,944)	(58,121,171)	(214,723,418)	(296,552,735)
Investments — affiliated	224	(53,157)	143,234	(95,544)
In-kind redemptions — unaffiliated(a)	(996,690)	(25,841,090)	(199,912,854)	(9,606,642)

	(1,447,410)	(84,015,418)	(414,493,038)	(306,254,921)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	2,182,960	234,705,588	906,939,072	585,953,213
Investments — affiliated	(467)	(54,092)	(384,432)	(109,615)
Foreign currency translations	—	2	1	—

	2,182,493	234,651,498	906,554,641	585,843,598

Net realized and unrealized gain	735,083	150,636,080	492,061,603	279,588,677

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,897,364	$542,886,300	$1,257,868,194	$743,086,056

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

260	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (continued)

Year Ended February 29, 2024

iShares 10+ Year Investment Grade Corporate Bond ETF

INVESTMENT INCOME
Dividends — affiliated	$354,908
Interest — unaffiliated	92,806,579
Securities lending income — affiliated — net	734,398
Other income — unaffiliated	6,724

Total investment income	93,902,609

EXPENSES
Investment advisory	755,717
Interest expense	12

Total expenses	755,729

Net investment income	93,146,880

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(35,275,298)
Investments — affiliated	(15,816)
In-kind redemptions — unaffiliated(a)	(9,417,307)

(44,708,421)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	51,648,166
Investments — affiliated	4,263

51,652,429

Net realized and unrealized gain	6,944,008

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$100,090,888

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	261

Statements of Changes in Net Assets

	iShares BBB Rated Corporate Bond ETF		iShares Broad USD Investment Grade Corporate Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/29/24	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,162,281	$1,292,119	$392,250,220	$226,482,444
Net realized loss	(1,447,410)	(7,788,010)	(84,015,418)	(149,612,711)
Net change in unrealized appreciation (depreciation)	2,182,493	(1,172,525)	234,651,498	(770,111,027)

Net increase (decrease) in net assets resulting from operations	1,897,364	(7,668,416)	542,886,300	(693,241,294)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,115,723)	(1,613,872)	(381,607,770)	(216,611,047)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	8,316,480	(37,800,662)	2,077,031,907	2,568,216,178

NET ASSETS
Total increase (decrease) in net assets	9,098,121	(47,082,950)	2,238,310,437	1,658,363,837
Beginning of year	24,833,481	71,916,431	8,240,435,081	6,582,071,244

End of year	$33,931,602	$24,833,481	$10,478,745,518	$8,240,435,081

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

262	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares 1-5 Year Investment Grade Corporate Bond ETF		iShares 5-10 Year Investment Grade Corporate Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/29/24	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$765,806,591	$485,018,271	$463,497,379	$307,490,313
Net realized loss	(414,493,038)	(294,233,741)	(306,254,921)	(410,662,939)
Net change in unrealized appreciation (depreciation)	906,554,641	(890,572,813)	585,843,598	(967,731,868)

Net increase (decrease) in net assets resulting from operations	1,257,868,194	(699,788,283)	743,086,056	(1,070,904,494)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(768,525,086)	(471,445,863)	(456,554,851)	(299,895,987)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(3,385,791,059)	2,983,143,833	1,226,381,589	1,208,588,801

NET ASSETS
Total increase (decrease) in net assets	(2,896,447,951)	1,811,909,687	1,512,912,794	(162,211,680)
Beginning of year	24,248,111,270	22,436,201,583	11,026,687,800	11,188,899,480

End of year	$21,351,663,319	$24,248,111,270	$12,539,600,594	$11,026,687,800

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	263

Statements of Changes in Net Assets (continued)

		iShares 10+ Year Investment Grade Corporate Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$93,146,880	$62,875,908
Net realized loss	(44,708,421)	(116,278,064)
Net change in unrealized appreciation (depreciation)	51,652,429	(245,428,510)

Net increase (decrease) in net assets resulting from operations	100,090,888	(298,830,666)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(90,769,438)	(63,136,970)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	497,362,943	(28,613,305)

NET ASSETS
Total increase (decrease) in net assets	506,684,393	(390,580,941)
Beginning of year	1,600,834,828	1,991,415,769

End of year	$2,107,519,221	$1,600,834,828

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

264	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares BBB Rated Corporate Bond ETF
			Period From
	Year Ended	Year Ended	05/18/21	(a)
	02/29/24	02/28/23	to 02/28/22

Net asset value, beginning of period	$82.78	$95.89	$100.00

Net investment income(b)	3.50	2.48	1.70
Net realized and unrealized gain (loss)(c)	2.02	(12.15)		(4.28)

Net increase (decrease) from investment operations	5.52	(9.67)		(2.58)

Distributions(d)
From net investment income	(3.47)	(2.71)		(1.53)
From net realized gain	—	(0.73)	—

Total distributions	(3.47)	(3.44)		(1.53)

Net asset value, end of period	$84.83	$82.78	$95.89

Total Return(e)
Based on net asset value	6.81%	(10.14)%	(2.66	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.15%	0.15%	0.15	%(h)

Net investment income	4.19%	2.85%	2.14	%(h)

Supplemental Data
Net assets, end of period (000)	$33,932	$24,833	$71,916

Portfolio turnover rate(i)	15%	10%	19	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	265

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Broad USD Investment Grade Corporate Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20

Net asset value, beginning of year	$49.43	$56.64	$60.09	$60.20	$53.97

Net investment income(a)	2.09	1.66	1.36	1.67	1.97
Net realized and unrealized gain (loss)(b)	0.87	(7.28)	(3.43)	(0.06)	6.21

Net increase (decrease) from investment operations	2.96	(5.62)	(2.07)	1.61	8.18

Distributions from net investment income(c)	(2.04)	(1.59)	(1.38)	(1.72)	(1.95)

Net asset value, end of year	$50.35	$49.43	$56.64	$60.09	$60.20

Total Return(d)
Based on net asset value	6.14%	(9.99)%	(3.51)%	2.70%	15.41%

Ratios to Average Net Assets(e)
Total expenses	0.04%	0.04%	0.04%	0.06%	0.06%

Net investment income	4.20%	3.27%	2.27%	2.77%	3.44%

Supplemental Data
Net assets, end of year (000)	$10,478,746	$8,240,435	$6,582,071	$5,913,258	$4,277,259

Portfolio turnover rate(f)	10%	11%	12%	13%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

266	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 1-5 Year Investment Grade Corporate Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20

Net asset value, beginning of year	$49.89	$52.72	$54.88	$54.36	$52.28

Net investment income(a)	1.71	1.11	0.81	1.19	1.64
Net realized and unrealized gain(b)	1.18	(2.86)	(2.02)	0.60	2.08

Net increase from investment operations	2.89	(1.75)	(1.21)	1.79	3.72

Distributions(c)
From net investment income	(1.71)	(1.07)	(0.86)	(1.27)	(1.64)
From net realized gain	—	(0.01)	(0.09)	—	—

Total distributions	(1.71)	(1.08)	(0.95)	(1.27)	(1.64)

Net asset value, end of year	$51.07	$49.89	$52.72	$54.88	$54.36

Total Return(d)
Based on net asset value	5.91%	(3.32)%	(2.20)%	3.32%	7.21%

Ratios to Average Net Assets(e)
Total expenses	0.04%	0.05%	0.06%	0.06%	0.06%

Net investment income	3.39%	2.21%	1.50%	2.18%	3.08%

Supplemental Data
Net assets, end of year (000)	$21,351,663	$24,248,111	$22,436,202	$22,726,686	$14,260,460

Portfolio turnover rate(f)	25%	26%	30%	29%	38%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	267

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 5-10 Year Investment Grade Corporate Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20

Net asset value, beginning of year	$49.83	$56.71	$60.34	$59.76	$53.88

Net investment income(a)	2.02	1.57	1.34	1.58	2.00
Net realized and unrealized gain (loss)(b)	1.25	(6.91)	(3.49)	0.65	5.86

Net increase (decrease) from investment operations	3.27	(5.34)	(2.15)	2.23	7.86

Distributions(c)
From net investment income	(2.00)	(1.54)	(1.35)	(1.65)	(1.98)
From net realized gain	—	—	(0.13)	—	—

Total distributions	(2.00)	(1.54)	(1.48)	(1.65)	(1.98)

Net asset value, end of year	$51.10	$49.83	$56.71	$60.34	$59.76

Total Return(d)
Based on net asset value	6.71%	(9.47)%	(3.62)%	3.79%	14.83%

Ratios to Average Net Assets(e)
Total expenses	0.04%	0.05%	0.06%	0.06%	0.06%

Net investment income	4.02%	3.07%	2.24%	2.64%	3.49%

Supplemental Data
Net assets, end of year (000)	$12,539,601	$11,026,688	$11,188,899	$11,063,433	$9,387,751

Portfolio turnover rate(f)	21%	24%	27%	23%	26%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

268	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 10+ Year Investment Grade Corporate Bond ETF

	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20

Net asset value, beginning of year	$50.34	$63.42	$68.68	$70.27	$57.73

Net investment income(a)	2.47	2.27	2.18	2.31	2.54
Net realized and unrealized gain (loss)(b)	0.39	(13.06)	(5.24)	(1.57)	12.48

Net increase (decrease) from investment operations	2.86	(10.79)	(3.06)	0.74	15.02

Distributions from net investment income(c)	(2.42)	(2.29)	(2.20)	(2.33)	(2.48)

Net asset value, end of year	$50.78	$50.34	$63.42	$68.68	$70.27

Total Return(d)
Based on net asset value	5.87%	(17.18)%	(4.62)%	1.05%	26.50%

Ratios to Average Net Assets(e)
Total expenses	0.04%	0.05%	0.06%	0.06%	0.06%

Net investment income	4.93%	4.26%	3.18%	3.32%	3.89%

Supplemental Data
Net assets, end of year (000)	$2,107,519	$1,600,835	$1,991,416	$2,403,908	$2,122,014

Portfolio turnover rate(f)	7%	9%	9%	10%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	269

Notes to Financial Statements

1. ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
BBB Rated Corporate Bond	Non-diversified
Broad USD Investment Grade Corporate Bond	Diversified
1-5 Year Investment Grade Corporate Bond	Diversified
5-10 Year Investment Grade Corporate Bond	Diversified
10+ Year Investment Grade Corporate Bond	Diversified

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 29, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

270	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	271

Notes to Financial Statements (continued)

4. SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
BBB Rated Corporate Bond
Barclays Capital, Inc.	$66,906	$(66,906)	$—		$—
BMO Capital Markets Corp.	91,035	(91,035)	—		—
BNP Paribas SA	1,106,975	(1,106,975)	—		—
BofA Securities, Inc.	156,968	(156,968)	—		—
HSBC Securities (USA), Inc.	27,965	(27,965)	—		—
J.P. Morgan Securities LLC	650,080	(650,080)	—		—
Jefferies LLC	18,943	(18,943)	—		—
Mizuho Securities USA LLC	7,337	(7,337)	—		—
Nomura Securities International, Inc.	105,368	(105,368)	—		—
RBC Capital Markets LLC	329,049	(329,049)	—		—
Scotia Capital (USA), Inc.	30,576	(30,576)	—		—
State Street Bank & Trust Co.	66,997	(66,997)	—		—

	$2,658,199	$(2,658,199)	$—		$—

272	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
Broad USD Investment Grade Corporate Bond
Barclays Bank PLC	$176,371,303	$(176,371,303)	$—		$—
Barclays Capital, Inc.	18,350,009	(18,350,009)	—		—
BMO Capital Markets Corp.	23,504,731	(23,504,731)	—		—
BNP Paribas SA	176,498,766	(176,498,766)	—		—
BofA Securities, Inc.	39,577,219	(39,577,219)	—		—
Citigroup Global Markets, Inc.	32,849,018	(32,849,018)	—		—
Deutsche Bank Securities, Inc.	21,246,718	(21,246,718)	—		—
Goldman Sachs & Co. LLC	188,796,167	(188,796,167)	—		—
HSBC Securities (USA), Inc.	6,118,711	(6,118,711)	—		—
J.P. Morgan Securities LLC	211,792,292	(211,792,292)	—		—
Jefferies LLC	15,062,558	(15,062,558)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	9,139,129	(9,139,129)	—		—
Mizuho Securities USA LLC	4,768,825	(4,768,825)	—		—
Morgan Stanley	96,226,615	(96,226,615)	—		—
Nomura Securities International, Inc.	18,389,507	(18,389,507)	—		—
Pershing LLC	13,667,149	(13,667,149)	—		—
RBC Capital Markets LLC	56,891,092	(56,891,092)	—		—
Scotia Capital (USA), Inc.	7,018,796	(7,018,796)	—		—
State Street Bank & Trust Co.	19,663,906	(19,663,906)	—		—
TD Securities (USA) LLC	1,961,168	(1,961,168)	—		—
Toronto-Dominion Bank (The)	1,271,539	(1,271,539)	—		—
UBS Securities LLC	2,951,848	(2,951,848)	—		—
Wells Fargo Bank N.A	2,320,235	(2,320,235)	—		—
Wells Fargo Securities LLC	26,812,322	(26,812,322)	—		—

	$1,171,249,623	$(1,171,249,623)	$—		$—

1-5 Year Investment Grade Corporate Bond
Barclays Bank PLC	$275,507,274	$(275,507,274)	$—		$—
Barclays Capital, Inc.	8,427,426	(8,427,426)	—		—
BMO Capital Markets Corp.	37,574,201	(37,574,201)	—		—
BNP Paribas SA	187,949,634	(187,949,634)	—		—
BofA Securities, Inc.	76,988,217	(76,988,217)	—		—
Citigroup Global Markets, Inc.	51,629,686	(51,629,686)	—		—
Deutsche Bank Securities, Inc.	48,076,331	(48,076,331)	—		—
Goldman Sachs & Co. LLC	248,769,558	(248,769,558)	—		—
HSBC Securities (USA), Inc.	9,314,149	(9,314,149)	—		—
J.P. Morgan Securities LLC	246,345,049	(246,345,049)	—		—
Jefferies LLC	5,617,175	(5,617,175)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	7,264,771	(7,264,771)	—		—
Mizuho Securities USA LLC	15,880,158	(15,880,158)	—		—
Morgan Stanley	153,371,360	(153,371,360)	—		—
Nomura Securities International, Inc.	18,080,926	(18,080,926)	—		—
Pershing LLC	22,741,242	(22,741,242)	—		—
RBC Capital Markets LLC	63,878,784	(63,878,784)	—		—
Scotia Capital (USA), Inc.	22,137,469	(22,137,469)	—		—
State Street Bank & Trust Co.	2,360,507	(2,360,507)	—		—
TD Securities (USA) LLC	2,047,356	(2,047,356)	—		—
UBS Securities LLC	7,425,810	(7,425,810)	—		—
Wells Fargo Bank N.A	2,877	(2,877)	—		—
Wells Fargo Securities LLC	60,068,440	(60,068,440)	—		—

	$1,571,458,400	$(1,571,458,400)	$—		$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	273

Notes to Financial Statements (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
5-10 Year Investment Grade Corporate Bond
Barclays Bank PLC	$260,959,343	$(260,959,343)	$—		$—
Barclays Capital, Inc.	25,696,093	(25,696,093)	—		—
BMO Capital Markets Corp.	37,548,465	(37,548,465)	—		—
BNP Paribas SA	216,703,826	(216,703,826)	—		—
BofA Securities, Inc.	62,326,299	(62,326,299)	—		—
Citigroup Global Markets, Inc.	41,989,438	(41,989,438)	—		—
Deutsche Bank Securities, Inc.	20,790,817	(20,790,817)	—		—
Goldman Sachs & Co. LLC	218,461,184	(218,461,184)	—		—
HSBC Securities (USA), Inc.	4,141,644	(4,141,644)	—		—
J.P. Morgan Securities LLC	288,795,045	(288,795,045)	—		—
Jefferies LLC	27,708,010	(27,708,010)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	18,641,674	(18,641,674)	—		—
Mizuho Securities USA LLC	6,450,825	(6,450,825)	—		—
Morgan Stanley	107,543,096	(107,543,096)	—		—
Nomura Securities International, Inc.	45,188,116	(45,188,116)	—		—
Pershing LLC	10,677,484	(10,677,484)	—		—
RBC Capital Markets LLC	110,225,258	(110,225,258)	—		—
Scotia Capital (USA), Inc.	15,837,742	(15,837,742)	—		—
State Street Bank & Trust Co.	29,089,999	(29,089,999)	—		—
TD Securities (USA) LLC	4,010,120	(4,010,120)	—		—
Toronto-Dominion Bank (The)	13,962,659	(13,962,659)	—		—
UBS Securities LLC	7,612,107	(7,612,107)	—		—
Wells Fargo Bank N.A	6,063,498	(6,063,498)	—		—
Wells Fargo Securities LLC	92,337,040	(92,337,040)	—		—

	$1,672,759,782	$(1,672,759,782)	$—		$—

10+ Year Investment Grade Corporate Bond
Barclays Bank PLC	$29,785,578	$(29,785,578)	$—		$—
BMO Capital Markets Corp.	2,663,972	(2,663,972)	—		—
BNP Paribas SA	38,322,147	(38,322,147)	—		—
BofA Securities, Inc.	6,485,241	(6,485,241)	—		—
Citigroup Global Markets, Inc.	3,213,292	(3,213,292)	—		—
Deutsche Bank Securities, Inc.	1,566,565	(1,566,565)	—		—
Goldman Sachs & Co. LLC	42,583,517	(42,583,517)	—		—
HSBC Securities (USA), Inc.	2,668,142	(2,668,142)	—		—
J.P. Morgan Securities LLC	45,293,412	(45,293,412)	—		—
Jefferies LLC	3,112,827	(3,112,827)	—		—
Mitsubishi UFJ Securities Holdings Co., Ltd.	658,005	(658,005)	—		—
Mizuho Securities USA LLC	234,763	(234,763)	—		—
Morgan Stanley	16,863,824	(16,863,824)	—		—
Nomura Securities International, Inc.	4,111,131	(4,111,131)	—		—
Pershing LLC	2,986,164	(2,986,164)	—		—
RBC Capital Markets LLC	9,359,964	(9,359,964)	—		—
Scotia Capital (USA), Inc.	4,230,973	(4,230,973)	—		—
State Street Bank & Trust Co.	6,676,377	(6,676,377)	—		—
Toronto-Dominion Bank (The)	68,229	(68,229)	—		—
UBS AG	116,184	(116,184)	—		—
UBS Securities LLC	92,165	(92,165)	—		—
Wells Fargo Bank N.A	814,507	(814,507)	—		—
Wells Fargo Securities LLC	4,002,429	(4,002,429)	—		—

	$225,909,408	$(225,909,408)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

274	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
BBB Rated Corporate Bond	0.15%
Broad USD Investment Grade Corporate Bond	0.04
1-5 Year Investment Grade Corporate Bond	0.04
5-10 Year Investment Grade Corporate Bond	0.04
10+ Year Investment Grade Corporate Bond	0.04

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Prior to January 08, 2024 (date of conversion for iShares Broad USD Investment Grade Corporate Bond ETF), ETF Services were performed by State Street Bank and Trust Company.

Prior to January 26, 2024 (date of conversion for iShares BBB Rated Corporate Bond ETF, iShares 1-5 Year Investment Grade Corporate Bond ETF, iShares 5-10 Year Investment Grade Corporate Bond ETF and iShares 10+ Year Investment Grade Corporate Bond ETF), ETF Services were performed by State Street Bank and Trust Company.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 29, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
BBB Rated Corporate Bond	$2,079
Broad USD Investment Grade Corporate Bond	1,135,643
1-5 Year Investment Grade Corporate Bond	1,741,902
5-10 Year Investment Grade Corporate Bond	1,763,780
10+ Year Investment Grade Corporate Bond	219,889

N O T E S T O F I N A N C I A L S T A T E M E N T S	275

Notes to Financial Statements (continued)

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 29, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
BBB Rated Corporate Bond	$4,418,609	$3,872,382
Broad USD Investment Grade Corporate Bond	1,032,319,062	923,103,389
1-5 Year Investment Grade Corporate Bond	5,559,178,837	5,563,969,116
5-10 Year Investment Grade Corporate Bond	2,485,793,822	2,394,071,751
10+ Year Investment Grade Corporate Bond	127,434,816	123,681,383

For the year ended February 29, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
BBB Rated Corporate Bond	$60,267,698	$52,838,097
Broad USD Investment Grade Corporate Bond	3,199,104,675	1,180,673,299
1-5 Year Investment Grade Corporate Bond	8,104,983,267	11,428,322,698
5-10 Year Investment Grade Corporate Bond	4,165,056,599	2,997,144,554
10+ Year Investment Grade Corporate Bond	1,817,128,459	1,325,821,900

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 29, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
BBB Rated Corporate Bond	$(996,690)	$996,690
Broad USD Investment Grade Corporate Bond	(25,851,045)	25,851,045
1-5 Year Investment Grade Corporate Bond	(200,562,432)	200,562,432
5-10 Year Investment Grade Corporate Bond	(10,398,451)	10,398,451
10+ Year Investment Grade Corporate Bond	(9,417,307)	9,417,307

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/29/24	Year Ended 02/28/23
BBB Rated Corporate Bond
Ordinary income	$1,115,723	$1,613,872

Broad USD Investment Grade Corporate Bond
Ordinary income	$381,607,770	$216,611,047

276	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

iShares ETF	Year Ended 02/29/24	Year Ended 02/28/23
1-5 Year Investment Grade Corporate Bond
Ordinary income	$768,525,086	$467,995,751
Long-term capital gains	—	3,450,112

	$768,525,086	$471,445,863

5-10 Year Investment Grade Corporate Bond
Ordinary income	$456,554,851	$299,895,987

10+ Year Investment Grade Corporate Bond
Ordinary income	$90,769,438	$63,136,970

As of February 29, 2024, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total

BBB Rated Corporate Bond	$123,167	$(967,836)	$(2,510,339)	$(3,355,008)
Broad USD Investment Grade Corporate Bond	39,029,382	(133,995,749)	(922,175,204)	(1,017,141,571)
1-5 Year Investment Grade Corporate Bond	69,116,652	(419,486,614)	(603,409,337)	(953,779,299)
5-10 Year Investment Grade Corporate Bond	44,837,617	(597,245,704)	(972,589,949)	(1,524,998,036)
10+ Year Investment Grade Corporate Bond	8,789,571	(85,136,614)	(395,244,529)	(471,591,572)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and the classification of investments.

As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BBB Rated Corporate Bond	$38,563,023	$160,323	$(2,670,662)	$(2,510,339)
Broad USD Investment Grade Corporate Bond	12,486,078,409	30,393,136	(952,568,345)	(922,175,209)
1-5 Year Investment Grade Corporate Bond	23,375,739,018	77,956,106	(681,365,445)	(603,409,339)
5-10 Year Investment Grade Corporate Bond	15,119,565,772	57,325,278	(1,029,915,227)	(972,589,949)
10+ Year Investment Grade Corporate Bond	2,698,394,945	2,750,839	(397,995,368)	(395,244,529)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability

N O T E S T O F I N A N C I A L S T A T E M E N T S	277

Notes to Financial Statements (continued)

of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/29/24		Year Ended 02/28/23
iShares ETF	Shares	Amount	Shares	Amount
BBB Rated Corporate Bond
Shares sold	750,000	$63,347,650	300,000	$23,989,448
Shares redeemed	(650,000)	(55,031,170)	(750,000)	(61,790,110)

	100,000	$8,316,480	(450,000)	$(37,800,662)

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Notes to Financial Statements (continued)

	Year Ended 02/29/24		Year Ended 02/28/23
iShares ETF	Shares	Amount	Shares	Amount
Broad USD Investment Grade Corporate Bond
Shares sold	66,350,000	$3,297,369,497	82,800,000	$4,226,077,150
Shares redeemed	(24,950,000)	(1,220,337,590)	(32,300,000)	(1,657,860,972)

	41,400,000	$2,077,031,907	50,500,000	$2,568,216,178

1-5 Year Investment Grade Corporate Bond
Shares sold	164,550,000	$8,289,089,192	161,150,000	$8,066,556,091
Shares redeemed	(232,550,000)	(11,674,880,251)	(100,650,000)	(5,083,412,258)

	(68,000,000)	$(3,385,791,059)	60,500,000	$2,983,143,833

5-10 Year Investment Grade Corporate Bond
Shares sold	85,150,000	$4,289,592,867	68,800,000	$3,532,921,534
Shares redeemed	(61,050,000)	(3,063,211,278)	(44,800,000)	(2,324,332,733)

	24,100,000	$1,226,381,589	24,000,000	$1,208,588,801

10+ Year Investment Grade Corporate Bond
Shares sold	37,100,000	$1,865,641,732	16,200,000	$857,334,969
Shares redeemed	(27,400,000)	(1,368,278,789)	(15,800,000)	(885,948,274)

	9,700,000	$497,362,943	400,000	$(28,613,305)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	279

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of each of the five funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 29, 2024, the related statements of operations for the year ended February 29, 2024, the statements of changes in net assets for each of the two years in the period ended February 29, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 29, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

iShares BBB Rated Corporate Bond ETF

iShares Broad USD Investment Grade Corporate Bond ETF

iShares 1-5 Year Investment Grade Corporate Bond ETF

iShares 5-10 Year Investment Grade Corporate Bond ETF

iShares 10+ Year Investment Grade Corporate Bond ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 19, 2024

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 29, 2024:

iShares ETF	Federal Obligation Interest

BBB Rated Corporate Bond	$6,231
Broad USD Investment Grade Corporate Bond	358,885
1-5 Year Investment Grade Corporate Bond	433,571
5-10 Year Investment Grade Corporate Bond	368,087
10+ Year Investment Grade Corporate Bond	56,019

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 29, 2024:

iShares ETF	Interest Dividends

BBB Rated Corporate Bond	$1,159,229
Broad USD Investment Grade Corporate Bond	390,127,853
1-5 Year Investment Grade Corporate Bond	766,210,134
5-10 Year Investment Grade Corporate Bond	458,915,976
10+ Year Investment Grade Corporate Bond	92,615,833

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 29, 2024:

iShares ETF	Interest-Related Dividends

BBB Rated Corporate Bond	$1,060,510
Broad USD Investment Grade Corporate Bond	304,094,116
1-5 Year Investment Grade Corporate Bond	547,639,402
5-10 Year Investment Grade Corporate Bond	348,809,449
10+ Year Investment Grade Corporate Bond	78,123,085

I M P O R T A N T T A X I N F O R M A T I O N	281

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares BBB Rated Corporate Bond ETF, iShares Broad USD Investment Grade Corporate Bond ETF, iShares 1-5 Year Investment Grade Corporate Bond ETF, iShares 5-10 Year Investment Grade Corporate Bond ETF and iShares 10+ Year Investment Grade Corporate Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 29, 2024

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Broad USD Investment Grade Corporate Bond	$2.042041	$—	$—	$2.042041	100%	—%	—%	100%
1-5 Year Investment Grade Corporate Bond	1.709067	—	—	1.709067	100	—	—	100
10+ Year Investment Grade Corporate Bond	2.422933	—	—	2.422933	100	—	—	100

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares 1-5 Year Investment Grade Corporate Bond ETF and iShares 5-10 Year Investment Grade Corporate Bond ETF (the “Funds”) to be marketed to investors in the EU and/or UK.

Report on Remuneration

BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being

S U P P L E M E N T A L I N F O R M A T I O N	283

Supplemental Information (unaudited) (continued)

comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year. BlackRock bases its proportionality approach on a combination of factors that it is entitled to take into account based on relevant guidelines.

Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Funds; and (d) staff of companies to which portfolio management and risk management has been formally delegated.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2023 was USD 5.43m. This figure is comprised of fixed remuneration of USD 0.74m and variable remuneration of USD 4.68m. There was a total of 8 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2023, to its senior management was USD 3.66m, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 1.77m.

Disclosures Under the EU Sustainable Finance Disclosure Regulation

The iShares 1-5 Year Investment Grade Corporate Bond ETF and iShares 5-10 Year Investment Grade Corporate Bond ETF (the “Funds”) are registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).

Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, each Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.

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Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 401 funds as of February 29, 2024. With the exception of Robert S. Kapito and Aaron Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (1957)	Trustee (since 2009).	President, of BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (1955)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (1956)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (1954)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

Cecilia H. Herbert (1949)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and Personnel Committee (since 2022); Member of the Wyoming State Investment Funds Committee (since 2022); Director of the Jackson Hole Center for the Arts (since 2021); Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (1959)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	285

Trustee and Officer Information (unaudited) (continued)

Independent Trustees (continued)

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Martinez (1961)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (1964)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years

Dominik Rohé (1973)	President (since 2023).	Managing Director, BlackRock, Inc. (since 2005); Head of Americas ETF and Index Investments (since 2023); Head of Latin America (2019-2023).

Trent Walker (1974)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Aaron Wasserman (1974)	Chief Compliance Officer (iShares, Inc. and iShares Trust, since 2023; iShares U.S. ETF Trust, since 2023).	Managing Director of BlackRock, Inc. (since 2018); Chief Compliance Officer of the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (since 2023); Deputy Chief Compliance Officer for the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (2014-2023).

Marisa Rolland (1980)	Secretary (since 2022).	Managing Director, of BlackRock, Inc. (since 2023); Director, of BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (1982)	Executive Vice President (since 2022).	Managing Director, of BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering of BlackRock, Inc. (since 2021); Co-Head of EII’s Americas Portfolio Engineering of BlackRock, Inc. (2020-2021); Head of Developed Markets Portfolio Engineering of BlackRock, Inc. (2016-2019).

Jennifer Hsui (1976)	Executive Vice President (since 2022).	Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).

James Mauro (1970)	Executive Vice President (since 2022).	Managing Director, of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management of BlackRock, Inc. (since 2020).

Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer.

Effective February 1, 2024, Salim Ramji resigned as Trustee of the Trust.

Effective March 5, 2024, Stephen Cohen replaced Salim Ramji as Trustee of the Trust.

Effective March 5, 2024, Dominik Rohé resigned as President of the Trust.

Effective March 5, 2024, Jessica Tan replaced Dominik Rohé as President of the Trust.

Effective April 8, 2024, Laura Fergerson was appointed as Trustee of the Trust.

Effective April 8, 2024, James Lam was appointed as Trustee of the Trust.

286	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	287

Glossary of Terms Used in this Report

Portfolio Abbreviation

CMT	Constant Maturity Treasury

JSC	Joint Stock Company

LIBOR	London Interbank Offered Rate

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

288	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-212-0224

FEBRUARY 29, 2024

2024 Annual Report

iShares Trust

•	iShares ESG Advanced Investment Grade Corporate Bond ETF | ELQD | NYSE Arca

•	iShares ESG Advanced Total USD Bond Market ETF | EUSB | NYSE Arca

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended February 29, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.

The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates three times during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.

Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito

President, BlackRock Inc.

Rob Kapito

President, BlackRock Inc.

Total Returns as of February 29, 2024
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	13.93%	30.45%
U.S. small cap equities (Russell 2000® Index)	8.97	10.05
International equities (MSCI Europe, Australasia, Far East Index)	9.23	14.41
Emerging market equities (MSCI Emerging Markets Index)	4.93	8.73
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.69	5.22
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	0.58	0.69
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	2.35	3.33
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	4.33	5.42
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	6.18	11.01

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Bond Market Overview

U.S. investment-grade bonds produced a gain of 3.33% during the 12 months ended February 29, 2024 (the “reporting period”), as measured by the Bloomberg U.S. Aggregate Bond Index. Income made a sizable contribution to performance, and strength in credit-oriented market segments provided an additional boost to returns.

The 12-month gain for the index belies the challenging environment for the bond market through the first eight months of the period. During this time, yields drifted steadily higher (as prices fell) in response to better-than-expected economic growth and continued interest rate increases by the U.S. Federal Reserve (Fed). The Fed raised rates by a quarter-point at its meetings in March, May, and July 2023, moving its benchmark fed funds rate to a range of 5.25% - 5.50%. Although the Fed’s aggressive actions contributed to a decline in inflation, U.S. economic growth remained robust behind persistent strength in the labor market. This trend gave rise to expectations that the central bank would need to keep rates “higher for longer,” fueling a sharp sell-off in the bond market in the span from August through October 2023.

The investment backdrop improved considerably in the final two months of 2023, touching off a rally that helped the fixed-income market quickly recover its earlier losses. The headline Consumer Price Index fell to its lowest levels since early 2021 in the November report, surprising the markets and causing the consensus to shift toward the view that the Fed was in fact finished raising rates. In December, Fed Chairman Jerome Powell provided another positive surprise with his suggestion that rate cuts could begin as early as the first half of 2024. Bond prices moved surged in response, with the credit sectors leading the way amid a pronounced improvement in investor sentiment. While yields crept higher in January and February, the Bloomberg U.S. Aggregate Bond Index finished in positive territory on the strength of its earlier advance.

These trends were reflected in the U.S. Treasury market, where the yield on the two-year note entered the annual period at 4.81%, reached a high of 5.19% in mid-October, and subsequently finished February 2024 at 4.64%. The 10-year issue followed a similar path, climbing from 3.92% at the start of the period to a high of 4.98% before sliding to 4.25% on February 29, 2024. One result of these moves was that the yield curve’s inversion—i.e., the extent to which short-term rates exceeded those of longer-term issues—gradually moderated from the unusually high level reached in early 2023. Short-term Treasuries were the strongest performers on a total return basis, followed by intermediate-term issues. However, longer-dated government bonds (those with maturities of 10 years and above) posted a loss.

Investment-grade corporate bonds were the best performing segment of the index during the 12-month period. The asset class was helped by a larger contribution from yield, together with a decline in yield spreads relative to U.S. Treasuries. Securitized assets—a category that encompasses mortgage-backed securities (MBS), asset backed securities (ABS) and commercial mortgage-backed securities (CMBS)—underperformed the index. While ABS and CMBS both held up well, agency MBS failed to keep pace with the broader fixed-income market due to the combination of the Fed’s ongoing balance sheet reduction and lower buying demand from banks.

4	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® ESG Advanced Investment Grade Corporate Bond ETF

Investment Objective

The iShares ESG Advanced Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment grade corporate bonds that applies extensive climate-based screens and other extensive screens for involvement in controversial activities, and reflects the performance of issuers with a favorable environmental, social and governance rating as identified by the index provider, as represented by the iBoxx MSCI ESG Advanced USD Liquid Investment Grade Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	5.87%	(5.91)%	5.87%	(13.12)%
Fund Market	5.89	(5.82)	5.89	(12.93)
Index	6.20	(5.70)	6.20	(12.68)

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was November 8, 2021. The first day of secondary market trading was November 10, 2021.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,036.90	$ 0.91		$ 1,000.00	$ 1,024.00	$ 0.91		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 29, 2024 (continued)	iShares® ESG Advanced Investment Grade Corporate Bond ETF

Portfolio Management Commentary

Returns for investment-grade corporate bonds with positive environmental, social and governance (“ESG”) characteristics were positive during the 12-month reporting period despite market volatility driven by shifting expectations around inflation and Federal Reserve (Fed) interest rate policy. In this vein, the yield on the 10-year Treasury bond began the period at 3.92% and rose more than 100 basis points to 4.98% before declining on an improved outlook for Fed rate cuts, ultimately ending the period at 4.25%. Corporate bonds were the best performing segment of the investment grade market as credit sentiment remained firm and yield spreads relative to U.S. Treasuries narrowed.

The iBoxx MSCI ESG Advanced USD Liquid Investment Grade Index (“the Index”) performed in line with the Markit iBoxx USD Liquid Investment Grade Index during the period. Within the Index, performance was strongly positive for both financial and industrial issues. In terms of quality, performance was led by lower rated bonds within the Baa ratings category. Relative to the broader market, the ESG selection process leads to overweight and underweight positions in bonds with higher or lower ESG characteristics, respectively. Consequently, the Index achieved an ESG quality score that was higher than the broader market, with lower exposure to carbon intensive companies.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	4.4%
Aa	2.8
A	48.5
Baa	41.5
Ba	2.7
Not Rated	0.1

MATURITY ALLOCATION

Maturity	Percent of Total Investments	(a)
1-5 Years	20.7%
5-10 Years	36.3
10-15 Years	8.0
15-20 Years	7.9
More than 20 Years	27.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF

Investment Objective

The iShares ESG Advanced Total USD Bond Market ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high-yield from issuers with a favorable environmental, social and governance rating as identified by the index provider, while applying extensive screens for involvement in controversial activities, as represented by the Bloomberg MSCI US Universal Choice ESG Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	3.70%	(2.44)%	3.70%	(8.70)%
Fund Market	3.85	(2.39)	3.85	(8.53)
Index	3.81	(2.30)	3.81	(8.23)

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was June 23, 2020. The first day of secondary market trading was June 25, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/23)	Ending Account Value (02/29/24)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,026.10	$ 0.60		$ 1,000.00	$ 1,024.30	$ 0.60		0.12%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of February 29, 2024 (continued)	iShares® ESG Advanced Total USD Bond Market ETF

Portfolio Management Commentary

Returns for bonds with positive environmental, social and governance (“ESG”) characteristics were positive during the 12-month reporting period despite market volatility driven by shifting expectations around inflation and Federal Reserve (Fed) interest rate policy. In this vein, the yield on the 10-year Treasury bond began the period at 3.92% and rose more than 100 basis points to 4.98% before declining on an improved outlook for Fed rate cuts, ultimately ending the period at 4.25%.

The Bloomberg MSCI Universal Choice ESG Screened Index (“the Index”) slightly underperformed the broader bond market as represented by the Bloomberg U.S. Universal Index. Within the Index, corporate bonds were the best performing segment as credit sentiment remained firm and yield spreads relative to U.S. Treasuries narrowed. Returns were more muted for Treasuries as longer-term yields finished the period higher. Within securitized assets, demand for agency mortgage-backed securities was negatively impacted by the Fed’s post-pandemic balance sheet reduction efforts. In addition, banks curtailed their purchases given extended durations for the sector with the rise in mortgage rates seen since the beginning of the Fed’s hiking cycle along with an inverted yield curve that hurt net interest margins.

Relative to the broader market, the ESG selection process leads to overweight and underweight positions in bonds with higher or lower ESG characteristics, respectively. Consequently, the Index achieved an ESG quality score that was higher than the broader market, with lower exposure to carbon intensive companies.

Portfolio Information

CREDIT QUALITY ALLOCATION

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	63.9%
Aa	2.7
A	12.0
Baa	14.0
Ba	3.3
B	1.7
Caa	0.4
Ca	0.2
Not Rated	1.8

PORTFOLIO COMPOSITION

Investment Type	Percent of Total Investments (a)
U.S. Government & Agency Obligations	60.3%
Corporate Bonds & Notes	32.1
Foreign Government Obligations	6.5
Collaterized Mortgage Obligations	0.9
Asset-Backed Securities	0.4
TBA Sales Commitments	(0.2)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	9

Schedule of Investments February 29, 2024	iShares® ESG Advanced Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Apparel — 0.2%
Tapestry Inc.
7.35%, 11/27/28 (Call 10/27/28)	$6	$6,280
7.85%, 11/27/33 (Call 08/27/33)	10	10,808
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	10	8,252

		25,340

Auto Manufacturers — 1.2%
General Motors Co.
5.15%, 04/01/38 (Call 10/01/37)	25	23,159
5.20%, 04/01/45	10	8,756
5.60%, 10/15/32 (Call 07/15/32)	15	14,951
6.25%, 10/02/43	10	10,046
6.80%, 10/01/27 (Call 08/01/27)	25	26,067
General Motors Financial Co. Inc.
2.40%, 04/10/28 (Call 02/10/28)	15	13,385
2.70%, 06/10/31 (Call 03/10/31)	50	41,169
3.10%, 01/12/32 (Call 10/12/31)	15	12,525

		150,058

Auto Parts & Equipment — 0.1%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)(a)	10	8,610
4.15%, 05/01/52 (Call 11/01/51)	10	7,647

		16,257

Banks — 29.5%
Banco Santander SA, 4.25%, 04/11/27	200	192,613
Bank of America Corp.
2.30%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.220%)(b)	60	48,526
2.59%, 04/29/31 (Call 04/29/30),
(1-day SOFR + 2.150%)(b)	25	21,344
2.68%, 06/19/41 (Call 06/19/40),
(1-day SOFR + 1.930%)(b)	10	6,976
2.69%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.320%)(b)	50	41,759
2.83%, 10/24/51 (Call 10/24/50),
(1-day SOFR + 1.880%)(b)	10	6,419
2.97%, 02/04/33 (Call 02/04/32),
(1-day SOFR + 1.330%)(b)	20	16,776
2.97%, 07/21/52 (Call 07/21/51),
(1-day SOFR + 1.560%)(b)	52	34,489
3.31%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.580%)(b)	15	11,327
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.302%)(b)	65	60,664
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(b)	10	9,394
4.08%, 04/23/40 (Call 04/23/39),
(3-mo. SOFR + 1.582%)(b)	45	38,431
4.08%, 03/20/51 (Call 03/20/50),
(3-mo. SOFR + 3.412%)(b)	5	4,016
5.02%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.160%)(b)	5	4,864
5.20%, 04/25/29 (Call 04/25/28),
(1-day SOFR + 1.630%)(b)	25	24,859
5.47%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.650%)(b)	15	14,935
Bank of Montreal, 2.65%, 03/08/27	45	42,015
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29 (Call 05/23/29)	15	13,778
Bank of Nova Scotia (The), 2.45%, 02/02/32	25	20,531

Security	Par (000)	Value

Banks (continued)
Barclays PLC
5.50%, 08/09/28 (Call 08/09/27),
(1-year CMT + 2.650%)(b)	$200	$198,930
6.22%, 05/09/34 (Call 05/09/33),
(1-day SOFR + 2.980%)(b)	20	20,227
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (Call 03/07/32)(a)	10	8,929
6.09%, 10/03/33 (Call 07/03/33)	6	6,229
Citigroup Inc.
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(b)	10	8,230
2.90%, 11/03/42 (Call 11/03/41),
(1-day SOFR + 1.379%)(b)	30	21,302
2.98%, 11/05/30 (Call 11/05/29),
(1-day SOFR + 1.422%)(b)	10	8,809
3.06%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.351%)(b)	10	8,392
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(b)	5	4,418
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(b)	15	14,038
4.13%, 07/25/28	15	14,260
4.41%, 03/31/31 (Call 03/31/30),
(1-day SOFR + 3.914%)(b)	95	89,641
4.45%, 09/29/27	20	19,362
4.65%, 07/23/48 (Call 06/23/48)	25	22,225
4.75%, 05/18/46	55	48,093
4.91%, 05/24/33 (Call 05/24/32),
(1-day SOFR + 2.086%)(b)	10	9,558
6.63%, 06/15/32	15	15,970
Citizens Financial Group Inc., 3.25%, 04/30/30
(Call 01/30/30)(a)	10	8,649
Cooperatieve Rabobank UA, 5.25%, 05/24/41	40	40,426
Fifth Third Bancorp.
4.77%, 07/28/30 (Call 07/28/29),
(1-day SOFR + 2.127%)(b)	10	9,543
6.34%, 07/27/29 (Call 07/27/28),
(1-day SOFR + 2.340%)(b)	10	10,257
8.25%, 03/01/38	6	7,092
Goldman Sachs Group Inc. (The)
2.38%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.248%)(b)	20	16,274
2.62%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.281%)(b)	100	83,208
3.10%, 02/24/33 (Call 02/24/32),
(1-day SOFR + 1.410%)(b)	15	12,692
3.62%, 03/15/28 (Call 03/15/27),
(1-day SOFR + 1.846%)(b)	15	14,296
5.15%, 05/22/45	45	42,808
6.56%, 10/24/34 (Call 10/24/33),
(1-day SOFR + 1.950%)(a)(b)	15	16,100
6.75%, 10/01/37	75	81,468
HSBC Holdings PLC
2.80%, 05/24/32 (Call 05/24/31),
(1-day SOFR + 1.187%)(b)	200	165,360
6.16%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 1.970%)(b)	40	40,859
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)	5	4,218
6.21%, 08/21/29 (Call 08/21/28),
(1-day SOFR + 2.020%)(b)	15	15,249

10	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
ING Groep NV, 6.11%, 09/11/34 (Call 09/11/33),
(1-day SOFR + 2.090%)(b)	$20	$20,604
JPMorgan Chase & Co.
2.58%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.250%)(b)	110	91,984
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(b)	15	13,159
3.33%, 04/22/52 (Call 04/22/51),
(1-day SOFR + 1.580%)(b)	10	7,113
4.03%, 07/24/48 (Call 07/24/47),
(3-mo. SOFR + 1.722%)(b)	15	12,175
4.49%, 03/24/31 (Call 03/24/30),
(3-mo. SOFR + 3.790%)(b)	15	14,385
4.57%, 06/14/30 (Call 06/14/29),
(1-day SOFR + 1.750%)(b)	10	9,694
4.85%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.990%)(b)	30	29,662
4.91%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.080%)(b)	15	14,524
5.30%, 07/24/29 (Call 07/24/28),
(1-day SOFR + 1.450%)(b)	33	33,059
5.35%, 06/01/34 (Call 06/01/33),
(1-day SOFR + 1.845%)(b)	15	14,914
5.40%, 01/06/42	15	15,136
6.40%, 05/15/38	95	105,854
KeyCorp
2.55%, 10/01/29	20	16,717
4.79%, 06/01/33 (Call 06/01/32),
(1-day SOFR + 2.060%)(b)	10	9,040
Lloyds Banking Group PLC, 5.68%, 01/05/35
(Call 01/05/34), (1-year CMT + 1.750%)(b)	40	39,568
Mitsubishi UFJ Financial Group Inc., 2.05%, 07/17/30	200	165,961
Mizuho Financial Group Inc., 4.02%, 03/05/28	200	192,374
Morgan Stanley
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(b)	140	112,734
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(b)	30	25,168
4.30%, 01/27/45	60	51,645
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.890%)(b)	25	24,001
5.25%, 04/21/34 (Call 04/21/33),
(1-day SOFR + 1.870%)(b)	10	9,803
5.60%, 03/24/51 (Call 03/24/50),
(1-day SOFR + 4.840%)(b)	30	30,960
6.30%, 10/18/28 (Call 10/18/27),
(1-day SOFR + 2.240%)(b)	75	77,495
6.63%, 11/01/34 (Call 11/01/33),
(1-day SOFR + 2.050%)(b)	20	21,661
NatWest Group PLC, 4.89%, 05/18/29 (Call 05/18/28), (3-mo. LIBOR US + 1.754%)(b)	50	48,742
Northern Trust Corp., 6.13%, 11/02/32 (Call 08/02/32)	10	10,514
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	50	42,907
5.58%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 1.841%)(b)	15	15,090
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(b)	16	16,390
6.88%, 10/20/34 (Call 10/20/33),
(1-day SOFR + 2.284%)(b)	20	21,626

Security	Par (000)	Value

Banks (continued)
Royal Bank of Canada
2.30%, 11/03/31	$10	$8,191
5.00%, 02/01/33	10	9,819
5.15%, 02/01/34	10	9,835
5.20%, 08/01/28	10	10,053
6.00%, 11/01/27	25	25,721
Santander Holdings USA Inc., 6.50%, 03/09/29
(Call 03/09/28), (1-day SOFR + 2.356%)(b)	20	20,302
State Street Corp., 2.20%, 03/03/31(a)	5	4,127
Sumitomo Mitsui Financial Group Inc., 3.35%, 10/18/27	200	188,325
Toronto-Dominion Bank (The)
2.00%, 09/10/31	15	12,223
4.46%, 06/08/32	35	33,307
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	20	17,376
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(b)	25	23,722
5.44%, 01/24/30 (Call 01/24/29),
(1-day SOFR + 1.620%)(b)	15	14,839
5.71%, 01/24/35 (Call 01/24/34),
(1-day SOFR + 1.922%)(b)	10	9,889
5.87%, 06/08/34 (Call 06/08/33),
(1-day SOFR + 2.361%)(b)	10	9,994
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	65	51,453
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(b)	10	9,410
5.78%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 2.020%)(b)	25	25,268
5.84%, 06/12/34 (Call 06/10/33),
(1-day SOFR + 2.260%)(b)	10	10,079
UBS AG/London, 5.65%, 09/11/28	25	25,476
Westpac Banking Corp.
2.15%, 06/03/31	15	12,423
2.96%, 11/16/40	10	6,827
5.54%, 11/17/28	15	15,346
6.82%, 11/17/33	5	5,368

		3,574,860

Beverages — 0.1%
Keurig Dr Pepper Inc., 3.80%, 05/01/50 (Call 11/01/49)	20	15,253

Biotechnology — 3.1%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	50	43,544
2.00%, 01/15/32 (Call 10/15/31)	25	20,027
4.40%, 05/01/45 (Call 11/01/44)	15	12,757
4.40%, 02/22/62 (Call 08/22/61)	15	12,051
4.66%, 06/15/51 (Call 12/15/50)	75	65,008
5.25%, 03/02/30 (Call 01/02/30)	27	27,224
5.25%, 03/02/33 (Call 12/02/32)	27	26,884
5.60%, 03/02/43 (Call 09/02/42)	28	28,000
5.75%, 03/02/63 (Call 09/02/62)	12	11,989
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	20	16,725
3.15%, 05/01/50 (Call 11/01/49)	5	3,297
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	25	20,391
4.00%, 09/01/36 (Call 03/01/36)	20	17,715
4.75%, 03/01/46 (Call 09/01/45)	50	45,445
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30
(Call 06/15/30)	15	12,125

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Royalty Pharma PLC, 3.30%, 09/02/40 (Call 03/02/40)	$15	$10,916

		374,098

Building Materials — 0.4%
Carrier Global Corp.
2.72%, 02/15/30 (Call 11/15/29)	15	13,136
3.38%, 04/05/40 (Call 10/05/39)	10	7,685
3.58%, 04/05/50 (Call 10/05/49)	20	14,700
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	5	4,167
3.20%, 07/15/51 (Call 01/15/51)	5	3,451

		43,139

Chemicals — 0.9%
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)	10	8,502
2.70%, 05/15/40 (Call 11/15/39)	10	7,198
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)	13	13,196
6.70%, 11/15/33 (Call 08/15/33)	19	19,926
CF Industries Inc., 5.15%, 03/15/34	15	14,505
DuPont de Nemours Inc., 5.32%, 11/15/38 (Call 05/15/38)	30	29,523
Nutrien Ltd., 5.00%, 04/01/49 (Call 10/01/48)	10	9,023
Sherwin-Williams Co. (The), 4.50%, 06/01/47
(Call 12/01/46)	15	12,877

		114,750

Commercial Services — 0.6%
Automatic Data Processing Inc., 1.25%, 09/01/30
(Call 06/01/30)	15	12,119
Global Payments Inc.
3.20%, 08/15/29 (Call 05/15/29)	15	13,355
5.95%, 08/15/52 (Call 02/15/52)(a)	10	9,833
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	20	17,040
4.40%, 06/01/32 (Call 03/01/32)(a)	15	14,374
S&P Global Inc.
2.90%, 03/01/32 (Call 12/01/31)	10	8,605
3.70%, 03/01/52 (Call 09/01/51)	5	3,854

		79,180

Computers — 4.4%
Apple Inc.
1.40%, 08/05/28 (Call 06/05/28)	200	174,615
2.65%, 05/11/50 (Call 11/11/49)	35	22,858
2.65%, 02/08/51 (Call 08/08/50)	10	6,436
2.70%, 08/05/51 (Call 02/05/51)	40	25,972
2.80%, 02/08/61 (Call 08/08/60)	10	6,333
3.35%, 08/08/32 (Call 05/08/32)(a)	15	13,596
4.65%, 02/23/46 (Call 08/23/45)	100	94,244
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)	5	3,659
5.30%, 10/01/29 (Call 07/01/29)	40	40,095
5.75%, 02/01/33 (Call 11/01/32)(a)	10	10,286
6.20%, 07/15/30 (Call 04/15/30)	10	10,469
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	15	15,564
6.35%, 10/15/45 (Call 04/15/45)	5	5,163
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)	10	8,350
6.00%, 09/15/41	5	5,108
International Business Machines Corp., 4.15%, 05/15/39	100	87,008

		529,756

Security	Par (000)	Value

Cosmetics & Personal Care — 0.1%
Kenvue Inc.
5.05%, 03/22/53 (Call 09/22/52)	$10	$9,580
5.20%, 03/22/63 (Call 09/22/62)	5	4,831

		14,411

Diversified Financial Services — 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28 (Call 08/29/28)	150	134,606
Ally Financial Inc., 8.00%, 11/01/31(a)	15	16,454
American Express Co.
4.05%, 05/03/29 (Call 03/03/29)	25	24,210
4.05%, 12/03/42	10	8,599
Ameriprise Financial Inc., 5.15%, 05/15/33 (Call 02/15/33)	5	4,993
Capital One Financial Corp., 3.80%, 01/31/28
(Call 12/31/27)	25	23,652
Charles Schwab Corp. (The)
2.30%, 05/13/31 (Call 02/13/31)	20	16,567
2.45%, 03/03/27 (Call 02/03/27)	15	13,893
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	5	4,275
5.30%, 09/15/43 (Call 03/15/43)	5	5,040
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	10	7,714
3.00%, 09/15/60 (Call 03/15/60)	30	18,663
4.25%, 09/21/48 (Call 03/21/48)	10	8,483
4.95%, 06/15/52 (Call 12/15/51)	15	14,001
Mastercard Inc.
3.35%, 03/26/30 (Call 12/26/29)	40	36,930
3.85%, 03/26/50 (Call 09/26/49)	10	8,226
Nasdaq Inc., 5.55%, 02/15/34 (Call 11/15/33)	30	30,207
Nomura Holdings Inc., 6.07%, 07/12/28	50	51,132
Raymond James Financial Inc., 3.75%, 04/01/51
(Call 10/01/50)	10	7,409
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)	5	4,631
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	10	7,887
2.05%, 04/15/30 (Call 01/15/30)	15	12,855
4.30%, 12/14/45 (Call 06/14/45)	25	22,300

		482,727

Electric — 0.1%
Commonwealth Edison Co., 4.00%, 03/01/48
(Call 09/01/47)	10	8,033

Electronics — 0.1%
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	10	8,200

Entertainment — 0.7%
Warnermedia Holdings Inc.
4.28%, 03/15/32 (Call 12/15/31)	35	30,822
5.05%, 03/15/42 (Call 09/15/41)	10	8,387
5.14%, 03/15/52 (Call 09/15/51)	45	36,481
5.39%, 03/15/62 (Call 09/15/61)	10	8,079

		83,769

Environmental Control — 0.4%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	20	19,250
Waste Connections Inc., 4.20%, 01/15/33 (Call 10/15/32)	12	11,203
Waste Management Inc., 1.50%, 03/15/31 (Call 12/15/30)	20	15,867

		46,320

Food — 1.0%
Conagra Brands Inc., 5.30%, 11/01/38 (Call 05/01/38)	15	14,166
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	25	20,740
J M Smucker Co. (The), 6.50%, 11/15/53 (Call 05/15/53)	6	6,523

12	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Kraft Heinz Foods Co., 4.38%, 06/01/46 (Call 12/01/45)	$60	$49,565
Sysco Corp., 6.60%, 04/01/50 (Call 10/01/49)	10	11,281
Tyson Foods Inc., 5.10%, 09/28/48 (Call 03/28/48)(a)	20	17,641

		119,916

Hand & Machine Tools — 0.3%
Regal Rexnord Corp.
6.30%, 02/15/30 (Call 12/15/29)(c)	5	5,080
6.40%, 04/15/33 (Call 01/15/33)(c)	10	10,266
Stanley Black & Decker Inc., 2.30%, 03/15/30
(Call 12/15/29)	22	18,483

		33,829

Health Care - Products — 2.3%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	15	14,652
4.90%, 11/30/46 (Call 05/30/46)	15	14,415
Baxter International Inc.
2.54%, 02/01/32 (Call 11/01/31)(a)	15	12,285
3.13%, 12/01/51 (Call 06/01/51)(a)	10	6,513
DH Europe Finance II Sarl, 2.60%, 11/15/29
(Call 08/15/29)	80	71,141
GE HealthCare Technologies Inc., 5.65%, 11/15/27
(Call 10/15/27)	100	101,505
HCA Inc., 3.63%, 03/15/32 (Call 12/15/31)	10	8,721
Medtronic Global Holdings SCA, 4.50%, 03/30/33
(Call 12/30/32)	15	14,419
Medtronic Inc., 4.38%, 03/15/35	15	14,128
Thermo Fisher Scientific Inc., 2.80%, 10/15/41
(Call 04/15/41)	30	21,492

		279,271

Health Care - Services — 4.2%
Aetna Inc., 3.88%, 08/15/47 (Call 02/15/47)	15	11,157
Centene Corp., 4.63%, 12/15/29 (Call 12/15/24)	95	89,922
Elevance Health Inc.
2.55%, 03/15/31 (Call 12/15/30)	10	8,478
3.60%, 03/15/51 (Call 09/15/50)	35	26,009
4.65%, 01/15/43	20	17,912
4.75%, 02/15/33 (Call 11/15/32)	10	9,660
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	15	12,154
3.50%, 09/01/30 (Call 03/01/30)	10	8,918
3.50%, 07/15/51 (Call 01/15/51)	45	30,421
4.13%, 06/15/29 (Call 03/15/29)	10	9,398
5.25%, 06/15/49 (Call 12/15/48)	10	8,976
5.50%, 06/01/33 (Call 03/01/33)	20	19,843
5.63%, 09/01/28 (Call 03/01/28)	10	10,074
5.88%, 02/01/29 (Call 08/01/28)	10	10,177
Humana Inc.
2.15%, 02/03/32 (Call 11/03/31)	15	11,846
5.50%, 03/15/53 (Call 09/15/52)	5	4,842
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	5	4,459
UnitedHealth Group Inc.
4.00%, 05/15/29 (Call 03/15/29)	20	19,245
4.20%, 05/15/32 (Call 02/15/32)	51	47,986
4.20%, 01/15/47 (Call 07/15/46)	5	4,227
4.75%, 05/15/52 (Call 11/15/51)	92	83,729
5.20%, 04/15/63 (Call 10/15/62)	15	14,290
5.35%, 02/15/33 (Call 11/15/32)	15	15,279
6.05%, 02/15/63 (Call 08/15/62)	15	16,261

Security	Par (000)	Value

Health Care - Services (continued)
6.88%, 02/15/38	$10	$11,610

		506,873

Insurance — 1.5%
American International Group Inc.
4.38%, 06/30/50 (Call 12/30/49)	5	4,292
4.80%, 07/10/45 (Call 01/10/45)	10	9,150
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/33
(Call 11/28/32)	10	9,970
Chubb INA Holdings Inc.
3.05%, 12/15/61 (Call 06/15/61)	15	9,975
4.35%, 11/03/45 (Call 05/03/45)	15	13,242
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	10	9,073
Everest Reinsurance Holdings Inc., 3.13%, 10/15/52
(Call 04/15/52)	11	7,016
Hartford Financial Services Group Inc. (The), 3.60%,
08/19/49 (Call 02/19/49)	10	7,499
Marsh & McLennan Companies Inc.
4.90%, 03/15/49 (Call 09/15/48)	10	9,241
5.70%, 09/15/53 (Call 03/15/53)	5	5,143
MetLife Inc.
4.05%, 03/01/45	27	22,205
4.55%, 03/23/30 (Call 12/23/29)(a)	15	14,687
5.00%, 07/15/52 (Call 01/15/52)	10	9,325
5.70%, 06/15/35	15	15,514
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	10	8,382
Prudential Financial Inc., 4.35%, 02/25/50 (Call 08/25/49)	25	21,083
Travelers Companies Inc. (The), 3.05%, 06/08/51
(Call 12/08/50)(a)	15	10,252

		186,049

Internet — 0.4%
Alphabet Inc.
1.10%, 08/15/30 (Call 05/15/30)	15	12,154
2.05%, 08/15/50 (Call 02/15/50)	10	5,901
2.25%, 08/15/60 (Call 02/15/60)(a)	10	5,735
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	10	9,825
eBay Inc.
2.70%, 03/11/30 (Call 12/11/29)	10	8,741
3.65%, 05/10/51 (Call 11/10/50)	10	7,233

		49,589

Lodging — 0.1%
Marriott International Inc./MD, Series GG, 3.50%, 10/15/32 (Call 07/15/32)	20	17,459

Machinery — 0.4%
Caterpillar Inc., 3.25%, 09/19/49 (Call 03/19/49)	30	22,025
Deere & Co., 3.90%, 06/09/42 (Call 12/09/41)	15	12,832
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	22	19,204

		54,061

Machinery - Diversified — 0.1%
John Deere Capital Corp., 5.15%, 09/08/33	10	10,152

Manufacturing — 0.7%
3M Co.
2.88%, 10/15/27 (Call 07/15/27)(a)	20	18,502
3.25%, 08/26/49 (Call 02/26/49)(a)	10	6,889
Eaton Corp., 4.15%, 03/15/33 (Call 12/15/32)	15	14,099
Illinois Tool Works Inc., 3.90%, 09/01/42 (Call 03/01/42)	10	8,466
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	40	36,835

		84,791

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 6.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30%, 02/01/32 (Call 11/01/31)	$10	$7,592
3.50%, 03/01/42 (Call 09/01/41)	15	9,825
3.85%, 04/01/61 (Call 10/01/60)	33	19,137
4.20%, 03/15/28 (Call 12/15/27)	13	12,187
4.40%, 04/01/33 (Call 01/01/33)(a)	6	5,240
4.80%, 03/01/50 (Call 09/01/49)	51	36,821
5.05%, 03/30/29 (Call 12/30/28)	13	12,428
6.38%, 10/23/35 (Call 04/23/35)	15	14,534
6.48%, 10/23/45 (Call 04/23/45)	43	39,174
6.65%, 02/01/34 (Call 11/01/33)	5	5,010
Comcast Corp.
2.94%, 11/01/56 (Call 05/01/56)	15	9,226
2.99%, 11/01/63 (Call 05/01/63)	130	77,569
3.75%, 04/01/40 (Call 10/01/39)	15	12,289
4.15%, 10/15/28 (Call 07/15/28)	155	150,344
4.25%, 01/15/33	15	14,051
5.35%, 05/15/53 (Call 11/15/52)	26	25,222
7.05%, 03/15/33	35	39,308
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	55	51,386
4.00%, 09/15/55 (Call 03/15/55)	8	5,265
5.20%, 09/20/47 (Call 03/20/47)	30	24,398
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	15	14,643
5.48%, 01/25/39 (Call 07/25/38)	10	9,278
5.58%, 01/25/49 (Call 07/25/48)	10	9,130
Paramount Global
4.38%, 03/15/43	30	20,058
4.95%, 01/15/31 (Call 10/15/30)(a)	15	13,147
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5	5,540
Time Warner Cable LLC
5.50%, 09/01/41 (Call 03/01/41)	27	22,204
6.55%, 05/01/37	17	15,917
Walt Disney Co. (The)
2.65%, 01/13/31	50	43,445
3.60%, 01/13/51 (Call 07/13/50)	65	49,289
3.80%, 03/22/30	15	14,155

		787,812

Mining — 0.2%
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	10	8,385
6.25%, 10/01/39	10	10,553

		18,938

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31
(Call 09/01/31)	11	9,540

Packaging & Containers — 0.0%
Berry Global Inc., 5.65%, 01/15/34 (Call 10/15/33)(c)	5	4,932

Pharmaceuticals — 10.1%
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)(a)	30	27,410
4.05%, 11/21/39 (Call 05/21/39)	70	61,176
4.25%, 11/21/49 (Call 05/21/49)	55	47,162
4.70%, 05/14/45 (Call 11/14/44)	25	23,034
AstraZeneca PLC, 6.45%, 09/15/37	40	44,958

Security	Par (000)	Value

Pharmaceuticals (continued)
Becton Dickinson and Co.
2.82%, 05/20/30 (Call 02/20/30)	$30	$26,298
4.67%, 06/06/47 (Call 12/06/46)	10	8,833
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (Call 08/13/30)	25	20,024
2.95%, 03/15/32 (Call 12/15/31)	25	21,537
3.40%, 07/26/29 (Call 04/26/29)	26	24,246
3.90%, 02/20/28 (Call 11/20/27)	15	14,476
4.25%, 10/26/49 (Call 04/26/49)	60	50,020
6.40%, 11/15/63 (Call 05/15/63)	10	11,088
Cencora Inc., 3.45%, 12/15/27 (Call 09/15/27)	25	23,679
Cigna Group (The)
4.90%, 12/15/48 (Call 06/15/48)	65	58,333
5.60%, 02/15/54 (Call 08/15/53)	10	9,814
CVS Health Corp.
1.88%, 02/28/31 (Call 11/28/30)	15	12,041
2.13%, 09/15/31 (Call 06/15/31)	20	16,125
4.78%, 03/25/38 (Call 09/25/37)	35	31,724
5.05%, 03/25/48 (Call 09/25/47)	65	57,935
5.13%, 07/20/45 (Call 01/20/45)	15	13,578
5.88%, 06/01/53 (Call 12/01/52)	15	14,931
6.00%, 06/01/63 (Call 12/01/62)	5	5,002
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	15	9,023
4.70%, 02/09/34 (Call 11/09/33)	15	14,810
4.95%, 02/27/63 (Call 08/27/62)	10	9,613
5.00%, 02/09/54 (Call 08/09/53)	15	14,745
5.10%, 02/09/64 (Call 08/09/63)	5	4,906
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	40	38,725
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29
(Call 03/01/29)	25	23,474
Johnson & Johnson, 3.70%, 03/01/46 (Call 09/01/45)	80	65,590
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)	35	28,596
2.90%, 12/10/61 (Call 06/10/61)	10	6,207
3.70%, 02/10/45 (Call 08/10/44)	60	48,565
5.00%, 05/17/53 (Call 11/17/52)	25	24,201
5.15%, 05/17/63 (Call 11/17/62)	5	4,873
Novartis Capital Corp.
2.20%, 08/14/30 (Call 05/14/30)	30	25,742
2.75%, 08/14/50 (Call 02/14/50)	25	16,594
Pfizer Inc.
2.70%, 05/28/50 (Call 11/28/49)	30	19,725
3.45%, 03/15/29 (Call 12/15/28)	15	14,093
4.13%, 12/15/46	15	12,581
7.20%, 03/15/39	35	41,563
Pfizer Investment Enterprises Pte Ltd.
4.65%, 05/19/30 (Call 03/19/30)	30	29,528
4.75%, 05/19/33 (Call 02/19/33)	75	72,977
5.30%, 05/19/53 (Call 11/19/52)	50	48,860
5.34%, 05/19/63 (Call 11/19/62)	10	9,630
Zoetis Inc., 5.60%, 11/16/32 (Call 08/16/32)	15	15,494

		1,223,539

Real Estate — 0.0%
CBRE Services Inc., 5.95%, 08/15/34 (Call 05/15/34)	5	5,052

Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	20	15,465
3.55%, 03/15/52 (Call 09/15/51)	15	10,392

14	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	$10	$8,024
2.10%, 06/15/30 (Call 03/15/30)	10	8,230
3.10%, 06/15/50 (Call 12/15/49)	15	9,785
5.55%, 07/15/33 (Call 04/15/33)	10	9,972
Boston Properties LP, 2.45%, 10/01/33 (Call 07/01/33)	30	22,112
Brixmor Operating Partnership LP, 4.13%, 05/15/29
(Call 02/15/29)	10	9,356
Crown Castle Inc.
2.10%, 04/01/31 (Call 01/01/31)	15	12,014
2.90%, 04/01/41 (Call 10/01/40)	30	20,788
5.80%, 03/01/34 (Call 12/01/33)	10	10,126
Digital Realty Trust LP, 5.55%, 01/15/28 (Call 12/15/27)	20	20,212
Equinix Inc., 2.50%, 05/15/31 (Call 02/15/31)	10	8,331
Prologis LP, 4.75%, 06/15/33 (Call 03/15/33)	20	19,359
Simon Property Group LP, 2.65%, 07/15/30
(Call 04/15/30)	50	43,414

		227,580

Retail — 3.8%
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)	10	9,414
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	15	13,564
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	20	19,286
Home Depot Inc. (The)
2.75%, 09/15/51 (Call 03/15/51)	115	73,322
2.95%, 06/15/29 (Call 03/15/29)	45	41,035
5.88%, 12/16/36	15	15,977
Lowe’s Companies Inc.
1.70%, 09/15/28 (Call 07/15/28)	95	82,470
2.80%, 09/15/41 (Call 03/15/41)	35	24,400
4.45%, 04/01/62 (Call 10/01/61)	20	15,967
5.63%, 04/15/53 (Call 10/15/52)	15	14,846
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	25	21,377
3.63%, 09/01/49 (Call 03/01/49)	30	22,368
4.60%, 09/09/32 (Call 06/09/32)	15	14,629
4.88%, 12/09/45 (Call 06/09/45)	15	13,819
5.45%, 08/14/53 (Call 02/14/53)	5	4,975
Starbucks Corp.
3.50%, 11/15/50 (Call 05/15/50)	15	10,948
3.55%, 08/15/29 (Call 05/15/29)	42	39,432
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	10	8,722
2.95%, 01/15/52 (Call 07/15/51)	5	3,325
4.80%, 01/15/53 (Call 07/15/52)(a)	10	9,224

		459,100

Semiconductors — 4.9%
Analog Devices Inc., 2.95%, 10/01/51 (Call 04/01/51)	5	3,325
Applied Materials Inc., 4.35%, 04/01/47 (Call 10/01/46)	10	8,860
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(c)	20	16,651
3.42%, 04/15/33 (Call 01/15/33)(c)	10	8,530
3.47%, 04/15/34 (Call 01/15/34)(c)	15	12,642
3.50%, 02/15/41 (Call 08/15/40)(c)	15	11,472
3.75%, 02/15/51 (Call 08/15/50)(c)	5	3,740
4.30%, 11/15/32 (Call 08/15/32)	14	12,964
4.93%, 05/15/37 (Call 02/15/37)(c)	75	69,864
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	90	78,257
2.80%, 08/12/41 (Call 02/12/41)	85	60,389
3.05%, 08/12/51 (Call 02/12/51)	35	23,124

Security	Par (000)	Value

Semiconductors (continued)
3.73%, 12/08/47 (Call 06/08/47)	$10	$7,621
4.60%, 03/25/40 (Call 09/25/39)	10	9,257
5.13%, 02/10/30 (Call 12/10/29)	25	25,213
5.90%, 02/10/63 (Call 08/10/62)	21	21,807
KLA Corp., 4.95%, 07/15/52 (Call 01/15/52)	15	14,197
Lam Research Corp., 4.88%, 03/15/49 (Call 09/15/48)	5	4,703
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	15	12,823
Micron Technology Inc.
4.66%, 02/15/30 (Call 11/15/29)	25	24,187
5.88%, 02/09/33 (Call 11/09/32)	10	10,185
NVIDIA Corp., 3.50%, 04/01/40 (Call 10/01/39)	20	16,714
NXP BV/NXP Funding LLC/NXP USA Inc., 3.25%, 05/11/41 (Call 11/11/40)	25	18,300
QUALCOMM Inc.
1.65%, 05/20/32 (Call 02/20/32)	10	7,814
3.25%, 05/20/27 (Call 02/20/27)	50	47,659
4.50%, 05/20/52 (Call 11/20/51)	10	8,829
4.80%, 05/20/45 (Call 11/20/44)	10	9,424
6.00%, 05/20/53 (Call 11/20/52)	10	10,957
Texas Instruments Inc.
3.88%, 03/15/39 (Call 09/15/38)	15	13,186
4.15%, 05/15/48 (Call 11/15/47)	20	16,928

		589,622

Software — 4.4%
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	10	8,733
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)	10	8,280
Broadridge Financial Solutions Inc., 2.90%, 12/01/29
(Call 09/01/29)	20	17,662
Fidelity National Information Services Inc., 2.25%,
03/01/31 (Call 12/01/30)(a)	20	16,733
Fiserv Inc.
4.40%, 07/01/49 (Call 01/01/49)	20	16,593
5.63%, 08/21/33 (Call 05/21/33)	12	12,110
Intuit Inc.
5.20%, 09/15/33 (Call 06/15/33)	10	10,089
5.50%, 09/15/53 (Call 03/15/53)	5	5,134
Microsoft Corp.
2.50%, 09/15/50 (Call 03/15/50)(c)	5	3,176
2.53%, 06/01/50 (Call 12/01/49)	165	106,102
Oracle Corp.
2.88%, 03/25/31 (Call 12/25/30)	25	21,552
2.95%, 04/01/30 (Call 01/01/30)	45	39,705
3.60%, 04/01/40 (Call 10/01/39)	38	29,329
3.80%, 11/15/37 (Call 05/15/37)	15	12,338
3.85%, 07/15/36 (Call 01/15/36)	15	12,612
3.85%, 04/01/60 (Call 10/01/59)	15	10,400
3.95%, 03/25/51 (Call 09/25/50)	40	29,854
4.00%, 07/15/46 (Call 01/15/46)	135	103,748
6.25%, 11/09/32 (Call 08/09/32)	15	15,843
Salesforce Inc.
1.95%, 07/15/31 (Call 04/15/31)	15	12,281
2.90%, 07/15/51 (Call 01/15/51)	20	13,280
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	15	14,276
3.80%, 04/01/32 (Call 01/01/32)	11	9,918

		529,748

Telecommunications — 7.2%
AT&T Inc.
2.55%, 12/01/33 (Call 09/01/33)	110	86,595
3.50%, 06/01/41 (Call 12/01/40)	65	49,718

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.55%, 09/15/55 (Call 03/15/55)	$95	$64,559
3.65%, 06/01/51 (Call 12/01/50)	85	61,146
3.65%, 09/15/59 (Call 03/15/59)	15	10,109
4.10%, 02/15/28 (Call 11/15/27)	20	19,280
Bell Telephone Co. of Canada or Bell Canada, 4.46%, 04/01/48 (Call 10/01/47)	15	12,706
British Telecommunications PLC, 9.63%, 12/15/30	15	18,359
Cisco Systems Inc.
5.05%, 02/26/34 (Call 11/26/33)	15	15,083
5.30%, 02/26/54 (Call 08/26/53)	15	15,195
5.90%, 02/15/39	25	26,798
Corning Inc., 4.38%, 11/15/57 (Call 05/15/57)	15	12,370
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	15	17,672
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	10	8,225
4.60%, 05/23/29 (Call 02/23/29)	15	14,591
Orange SA, 5.50%, 02/06/44 (Call 08/06/43)	20	19,992
Rogers Communications Inc.
3.80%, 03/15/32 (Call 12/15/31)	10	8,888
4.35%, 05/01/49 (Call 11/01/48)	20	16,082
4.55%, 03/15/52 (Call 09/15/51)(a)	10	8,249
5.00%, 03/15/44 (Call 09/15/43)	8	7,210
Telefonica Emisiones SA, 7.05%, 06/20/36	55	60,472
TELUS Corp., 4.60%, 11/16/48 (Call 05/16/48)(a)	7	5,976
Verizon Communications Inc.
2.55%, 03/21/31 (Call 12/21/30)	30	25,301
2.99%, 10/30/56 (Call 04/30/56)	100	61,854
3.15%, 03/22/30 (Call 12/22/29)	20	17,920
3.40%, 03/22/41 (Call 09/22/40)	125	95,841
3.88%, 02/08/29 (Call 11/08/28)	20	18,999
4.33%, 09/21/28	40	38,794
4.50%, 08/10/33	15	14,137
4.86%, 08/21/46	5	4,581
Vodafone Group PLC, 4.88%, 06/19/49	37	32,066

		868,768

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	10	9,174

Transportation — 0.6%
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	11	9,183
4.55%, 04/01/46 (Call 10/01/45)	37	31,498

Security	Par (000)	Value

Transportation (continued)
United Parcel Service Inc.
3.75%, 11/15/47 (Call 05/15/47)	$27	$21,397
6.20%, 01/15/38	15	16,407

		78,485

Water — 0.1%
American Water Capital Corp., 3.75%, 09/01/47
(Call 03/01/47)	10	7,756

Total Long-Term Investments — 96.8% (Cost: $13,580,840)		11,728,187

	Shares

Short-Term Securities

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(d)(e)(f)	268,485	268,619
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(d)(e)	290,000	290,000

Total Short-Term Securities — 4.6% (Cost: $558,479)		558,619

Total Investments — 101.4% (Cost: $14,139,319)		12,286,806

Liabilities in Excess of Other Assets — (1.4)%		(174,498)

Net Assets — 100.0%		$12,112,308

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

16	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Investment Grade Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$580,588	$—		$(311,857)	(a)	$(112)	$—	$268,619	268,485	$1,923	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	170,000	(a)	—		—	—	290,000	290,000	8,257		—

						$(112)	$—	$558,619		$10,180		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$11,728,187	$—	$11,728,187
Short-Term Securities
Money Market Funds	558,619	—	—	558,619

	$558,619	$11,728,187	$—	$12,286,806

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

American Express Credit Account Master Trust Series 2022-2, Class A, 3.39%, 05/15/27	$1,000	$978,666
Chase Issuance Trust, 4.60%, 01/16/29	860	854,414
Santander Drive Auto Receivables Trust
5.23%, 12/15/28	90	89,788
Series 2021-3, Class C, 0.95%, 09/15/27 (Call 06/15/25)	40	39,603
Toyota Auto Receivables Owner Trust Series 2021-B, Class A4, 0.53%, 10/15/26 (Call 07/15/25)	75	71,058
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	100	98,921
World Omni Auto Receivables Trust, 4.86%, 03/15/29	280	278,648

Total Asset-Backed Securities — 0.4% (Cost: $2,444,518)		2,411,098

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 0.9%
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4, 3.58%, 05/15/52 (Call 05/15/29)	100	92,382
BBCMS Mortgage Trust, Series 2021-C11, Class A5, 2.32%, 09/15/54	200	165,409
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 07/15/31)	460	387,847
Benchmark Mortgage Trust 4.44%, 05/15/55 (Call 05/15/32)(a)	1,000	926,155
Series 2018-B4, Class ASB, 4.06%, 07/15/51 (Call 07/15/28)(a)	891	868,368
Series 2020-B16, Class A5, 2.73%, 02/15/53 (Call 02/15/30)	100	87,199
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 12/15/30)	100	81,471
CGMS Commercial Mortgage Trust, Series 2017-B1 AAB 3.24%, 08/15/50 (Call 08/15/27)	111	106,616
Commission Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	1,000	970,433
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.51%, 04/15/50 (Call 03/15/25)	155	151,706
GS Mortgage Securities Trust, Series 2017-GS7, Class AAB, 3.20%, 08/10/50 (Call 08/10/27)	498	481,020
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5, 3.77%, 08/15/47 (Call 07/15/24)	75	74,354
Series 2015-C29, Class A4, 3.61%, 05/15/48 (Call 03/15/26)	172	167,114
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49 (Call 01/15/27)	100	94,577
UBS Commercial Mortgage Trust, Series 2018-C13 ASB4.24%, 10/15/51 (Call 10/15/28)	94	92,456
Wells Fargo Commercial Mortgage Trust
Series 2017-RC1, Class A4, 3.63%, 01/15/60 (Call 03/15/27)	150	142,417
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	600	506,991

		5,396,515

Total Collaterized Mortgage Obligations — 0.9% (Cost: $6,185,529)		5,396,515

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Clear Channel International BV, 6.63%, 08/01/25 (Call 03/11/24)(b)	$20	$19,993
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 04/01/24)(b)	70	65,467
7.50%, 06/01/29 (Call 06/01/24)(b)(c)	60	49,916
7.75%, 04/15/28 (Call 04/15/24)(b)(c)	55	47,621
9.00%, 09/15/28 (Call 09/15/25)(b)(c)	40	41,716
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	50	41,646
3.38%, 03/01/41 (Call 09/01/40)	25	18,375
4.75%, 03/30/30 (Call 12/30/29)	68	66,133
5.40%, 10/01/48 (Call 04/01/48)	20	18,482
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	100	96,871
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 04/01/24)(b)	27	24,250
4.63%, 03/15/30 (Call 03/15/25)(b)	30	26,742
5.00%, 08/15/27 (Call 03/11/24)(b)(c)	40	38,520
7.38%, 02/15/31 (Call 11/15/26)(b)(c)	25	26,086

		581,818

Aerospace & Defense — 0.1%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	45	42,842
4.95%, 08/15/25 (Call 05/15/25)	39	38,489
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	41	36,748
5.90%, 02/01/27	41	41,403
5.95%, 02/01/37(c)	35	35,739
6.75%, 01/15/28	25	26,068
6.88%, 05/01/25 (Call 04/01/25)	34	34,345
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)	40	35,114
9.38%, 11/30/29 (Call 11/30/25)(b)	55	59,485
9.75%, 11/15/30 (Call 11/15/26)(b)	65	69,642
Triumph Group Inc.
7.75%, 08/15/25 (Call 03/06/24)	25	25,000
9.00%, 03/15/28 (Call 03/15/25)(b)	70	73,130

		518,005

Agriculture — 0.0%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 03/11/24)(b)	35	34,298
6.00%, 06/15/30 (Call 06/15/25)(b)	60	59,120

		93,418

Airlines — 0.0%
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(b)	30	29,268
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 03/11/24)(b)	65	61,210

		90,478

Apparel — 0.1%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(b)	20	17,115
4.25%, 03/15/29 (Call 04/01/24)(b)	20	18,039
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)(b)	53	51,173
9.00%, 02/15/31 (Call 02/15/26)(b)(c)	35	35,086

18	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(b)	$25	$22,504
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	40	32,425
4.13%, 07/15/27 (Call 04/15/27)	63	59,831
7.35%, 11/27/28 (Call 10/27/28)	70	73,248
7.85%, 11/27/33 (Call 08/27/33)	75	81,147
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	35	32,997
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(b)	30	24,046

		447,611

Auto Manufacturers — 0.3%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(b)	70	70,993
BMW Finance NV, 2.85%, 08/14/29 (Call 05/14/29)(b)	95	86,725
BMW U.S. Capital LLC
1.25%, 08/12/26 (Call 07/12/26)(b)	55	50,257
2.55%, 04/01/31 (Call 01/01/31)(b)	75	64,087
2.80%, 04/11/26 (Call 01/11/26)(b)	200	191,242
3.30%, 04/06/27 (Call 01/06/27)(b)	25	23,793
3.63%, 04/18/29 (Call 01/18/29)(b)	5	4,731
3.70%, 04/01/32 (Call 01/01/32)(b)	10	9,075
3.90%, 04/09/25 (Call 03/09/25)(b)	125	123,253
3.95%, 08/14/28 (Call 05/14/28)(b)(c)	50	48,063
4.15%, 04/09/30 (Call 01/09/30)(b)	85	81,622
5.15%, 08/11/33 (Call 05/11/33)(b)(c)	55	54,963
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	22	20,637
1.50%, 09/01/30 (Call 06/01/30)	70	56,543
2.60%, 09/01/50 (Call 03/01/50)	45	28,222
4.88%, 10/01/43 (Call 04/01/43)	40	37,745
5.45%, 02/20/54 (Call 08/20/53)	65	65,340
Daimler Trucks Finance North America LLC
2.50%, 12/14/31(b)	85	69,792
3.65%, 04/07/27(b)	15	14,382
5.40%, 09/20/28(b)	150	151,728
5.60%, 08/08/25(b)	150	150,265
PACCAR Financial Corp., 1.10%, 05/11/26	60	55,309
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(b)	25	22,870

		1,481,637

Auto Parts & Equipment — 0.2%
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(c)	30	26,001
6.50%, 04/01/27 (Call 04/01/24)(c)	35	34,525
6.88%, 07/01/28 (Call 03/11/24)	25	24,143
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	90	56,349
4.35%, 03/15/29 (Call 12/15/28)	12	11,596
4.40%, 10/01/46 (Call 04/01/46)	2	1,571
5.40%, 03/15/49 (Call 09/15/48)	25	22,668
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)	55	47,426
4.15%, 05/01/52 (Call 11/01/51)	70	53,431
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	140	129,221
4.38%, 03/15/45 (Call 09/15/44)	15	12,209
Cooper-Standard Automotive Inc., 5.63%, 05/15/27 (Call 01/31/25), (10.63% PIK)(b)(d)	22	16,321

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/02/24)(b)(c)	$12	$11,968
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	25	21,582
4.50%, 02/15/32 (Call 02/15/27)(c)	21	17,619
5.38%, 11/15/27 (Call 03/11/24)(c)	25	24,253
5.63%, 06/15/28 (Call 03/11/24)	25	24,220
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	10	8,936
3.55%, 01/15/52 (Call 07/15/51)	35	23,726
3.80%, 09/15/27 (Call 06/15/27)	20	19,142
4.25%, 05/15/29 (Call 02/15/29)	45	42,820
5.25%, 05/15/49 (Call 11/15/48)	40	35,920
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	45	38,705
4.15%, 10/01/25 (Call 07/01/25)	87	85,398
Tenneco Inc., 8.00%, 11/17/28 (Call 11/17/24)(b)	105	95,714

		885,464

Banks — 6.7%
ABN AMRO Bank NV
2.47%, 12/13/29 (Call 12/13/28), (1-year CMT + 1.100%)(a)(b)	50	43,498
3.32%, 03/13/37 (Call 12/13/31), (5-year CMT + 1.900%)(a)(b)	50	39,716
4.80%, 04/18/26(b)	200	195,019
Agricultural Bank of China Ltd./Singapore, 1.25%, 03/02/26(e)	200	185,633
Banc of California, 3.25%, 05/01/31 (Call 05/01/26), (3-mo. SOFR + 2.520%)(a)	20	17,593
Banco de Credito del Peru SA
3.13%, 07/01/30 (Call 07/01/25), (5-year CMT + 3.000%)(a)(e)	100	95,019
3.25%, 09/30/31 (Call 09/30/26), (5-year CMT + 2.450%)(a)(c)(e)	100	91,992
Banco do Brasil SA/Cayman, 6.25%, 04/18/30(e)	200	202,993
Bangkok Bank PCL/Hong Kong, 4.45%, 09/19/28(e)	200	193,743
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(e)	200	190,814
Bank of China Ltd., 3.50%, 04/20/27(e)	200	191,924
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25), (5-year CMT + 3.345%)(a)(e)(f)	200	193,830
Bank of Montreal 0.95%, 01/22/27 (Call 01/22/26),
(1-day SOFR + 0.603%)(a)	55	50,747
1.25%, 09/15/26	250	227,523
1.85%, 05/01/25	140	134,512
2.65%, 03/08/27	105	97,966
3.09%, 01/10/37 (Call 01/10/32), (5-year CMT + 1.400%)(a)	35	28,346
3.70%, 06/07/25	65	63,684
3.80%, 12/15/32 (Call 12/15/27), (5-year USD Swap + 1.432%)(a)	70	64,387
5.20%, 02/01/28 (Call 01/01/28)	115	115,426
5.27%, 12/11/26	50	50,120
5.92%, 09/25/25	210	212,165
Series H, 4.70%, 09/14/27 (Call 08/14/27)	85	84,147
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26 (Call 09/15/26)	5	4,516
1.60%, 04/24/25 (Call 03/24/25)	107	102,791
1.65%, 07/14/28 (Call 05/14/28)	20	17,520
1.65%, 01/28/31 (Call 10/28/30)	85	68,417

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.80%, 07/28/31 (Call 04/28/31)	$50	$40,321
2.05%, 01/26/27 (Call 12/26/26)	20	18,454
2.45%, 08/17/26 (Call 05/17/26)	96	90,256
2.80%, 05/04/26 (Call 02/04/26)	95	90,688
3.00%, 10/30/28 (Call 07/30/28)	85	77,937
3.25%, 05/16/27 (Call 02/16/27)	100	94,983
3.30%, 08/23/29 (Call 05/23/29)	115	105,507
3.40%, 01/29/28 (Call 10/29/27)	148	139,985
3.44%, 02/07/28 (Call 02/07/27), (3-mo. SOFR + 1.331%)(a)	142	135,718
3.85%, 04/28/28	122	117,671
3.95%, 11/18/25 (Call 10/18/25)	60	58,710
4.29%, 06/13/33 (Call 06/13/32), (1-day SOFR + 1.418%)(a)	100	93,373
4.97%, 04/26/34 (Call 04/26/33), (1-day SOFR + 1.606%)(a)	150	146,163
5.83%, 10/25/33 (Call 10/25/32), (1-day SOFR + 2.074%)(a)	55	57,036
Series J, 1.90%, 01/25/29 (Call 11/25/28)	45	39,384
Bank of Nova Scotia (The)
1.05%, 03/02/26	150	138,315
1.30%, 06/11/25	65	61,779
1.30%, 09/15/26 (Call 06/15/26)	70	63,711
1.35%, 06/24/26	260	238,638
1.95%, 02/02/27	50	45,890
2.15%, 08/01/31	130	106,229
2.45%, 02/02/32	35	28,711
2.70%, 08/03/26	120	113,316
3.45%, 04/11/25	30	29,376
4.50%, 12/16/25	135	132,676
4.59%, 05/04/37 (Call 02/04/32), (5-year CMT + 2.050%)(a)	105	93,982
4.75%, 02/02/26	35	34,733
Banque Federative du Credit Mutuel SA
1.60%, 10/04/26(b)	65	59,294
4.94%, 01/26/26(b)	205	203,489
BDO Unibank Inc., 2.13%, 01/13/26(e)	200	188,044
BPCE SA
1.65%, 10/06/26 (Call 10/06/25), (1-day SOFR + 1.520%)(a)(b)	165	154,194
2.70%, 10/01/29(b)	80	70,002
3.58%, 10/19/42 (Call 10/19/41), (1-day SOFR + 1.952%)(a)(b)	55	38,922
4.50%, 03/15/25(b)	200	196,329
4.88%, 04/01/26(b)	225	220,012
6.71%, 10/19/29 (Call 10/19/28), (1-day SOFR + 2.270%)	250	259,521
7.00%, 10/19/34 (Call 10/19/33), (1-day SOFR + 2.590%)(a)(b)	255	272,484
CaixaBank SA, 6.21%, 01/18/29 (Call 01/18/28), (1-day SOFR + 2.700%)(a)(b)	220	223,068
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	115	103,374
Cooperatieve Rabobank UA
1.34%, 06/24/26 (Call 06/24/25), (1-year CMT + 1.000%)(a)(b)	280	264,542
1.98%, 12/15/27 (Call 12/15/26), (1-year CMT + 0.730%)(a)(b)	255	231,331
5.25%, 05/24/41	171	172,770
5.25%, 08/04/45	35	33,938
5.75%, 12/01/43	65	65,240

Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank UA/NY
3.38%, 05/21/25	$300	$293,780
5.50%, 10/05/26	275	278,086
Credit Agricole SA
4.00%, 01/10/33 (Call 01/10/28), (5-year USD Swap + 1.644%)(a)(b)	270	249,074
6.32%, 10/03/29 (Call 10/03/28), (1-day SOFR + 1.860%)(a)(b)	290	299,208
Credit Agricole SA/London, 1.91%, 06/16/26 (Call 06/16/25), (1-day SOFR + 1.676%)(a)(b)	250	238,136
DBS Group Holdings Ltd., 1.82%, 03/10/31 (Call 03/10/26), (5-year CMT + 1.100%)(a)(e)	200	185,562
DIB Sukuk Ltd., 2.95%, 01/16/26(e)	200	191,082
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	250	238,700
DNB Bank ASA
1.54%, 05/25/27 (Call 05/25/26), (1-year CMT + 0.720%)(a)(b)	200	183,258
1.61%, 03/30/28 (Call 03/30/27), (1-year CMT + 0.680%)(a)(b)	20	17,806
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	60	65,988
Emirates NBD Bank PJSC, 4.25%, (Call 02/27/27)(a)(e)(f)	200	184,467
First Abu Dhabi Bank PJSC, 4.50%, (Call 04/05/26), (5-year CMT + 4.138%)(a)(e)(f)	200	192,398
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	135	131,413
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31), (5-year CMT + 1.170%)(a)	75	56,606
2.55%, 02/04/30 (Call 11/04/29)	155	130,461
4.00%, 05/15/25 (Call 04/15/25)	135	132,558
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(e)	200	197,573
Industrial & Commercial Bank of China Ltd./Singapore, 1.20%, 09/09/25(e)	200	188,200
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.005%)(a)	215	198,983
3.95%, 03/29/27	255	245,514
4.55%, 10/02/28	200	194,972
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31), (1-year CMT + 2.600%)(a)(b)	45	36,892
4.95%, 06/01/42 (Call 06/01/41), (1-year CMT + 2.750%)(a)(b)	50	36,032
5.71%, 01/15/26(b)	55	54,513
6.63%, 06/20/33(b)	200	202,020
8.25%, 11/21/33 (Call 11/21/32), (1-year CMT + 4.400%)(a)(b)	200	217,014
Series XR, 4.00%, 09/23/29(b)	200	181,740
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26), (5-year CMT + 1.700%)(a)(e)	200	185,386
KeyCorp
2.25%, 04/06/27	166	148,071
2.55%, 10/01/29	114	95,384
4.10%, 04/30/28	90	84,239
4.15%, 10/29/25	165	159,971
4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(a)	40	36,125
Kookmin Bank, 4.50%, 02/01/29(e)	200	190,450
Korea Development Bank (The), 2.00%, 10/25/31	200	163,469

20	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(g)	$90	$52,134
0.38%, 07/18/25	335	314,886
0.63%, 01/22/26	274	253,966
0.75%, 09/30/30	245	195,126
1.00%, 10/01/26	180	164,703
1.75%, 09/14/29	320	279,286
2.00%, 05/02/25	194	187,395
2.88%, 04/03/28	204	192,163
3.88%, 06/15/28	315	308,198
4.13%, 07/15/33	225	219,928
5.13%, 09/29/25	50	50,195
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.38%, 10/12/28(e)	10	8,715
4.88%, 03/09/26(e)	30	30,018
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	155	143,403
1.75%, 07/27/26	125	116,906
1.75%, 01/14/27(e)	160	148,008
2.38%, 06/10/25	120	116,113
3.88%, 06/14/28	15	14,677
5.00%, 10/24/33	65	67,925
Series 37, 2.50%, 11/15/27	125	116,630
Series 40, 0.50%, 05/27/25	136	128,669
M&T Bank Corp., 4.55%, 08/16/28 (Call 08/16/27), (1-day SOFR + 1.780%)(a)	10	9,531
Macquarie Bank Ltd.
3.05%, 03/03/36 (Call 03/03/31), (5-year CMT + 1.700%)(a)(b)	115	93,659
3.62%, 06/03/30(b)	75	65,870
4.88%, 06/10/25(b)	35	34,536
5.21%, 06/15/26(b)	190	189,599
Manufacturers & Traders Trust Co., 4.70%, 01/27/28 (Call 12/27/27)	250	240,471
Mizuho Financial Group Inc.
2.26%, 07/09/32 (Call 07/09/31), (1-year CMT + 0.900%)(a)	220	177,742
2.59%, 05/25/31 (Call 05/25/30), (3-mo. SOFR + 1.332%)(a)	220	187,150
2.65%, 05/22/26 (Call 05/22/25), (1-year CMT + 0.900%)(a)(c)	455	439,188
4.02%, 03/05/28	280	269,185
5.38%, 05/26/30 (Call 05/26/29), (1-year CMT + 1.120%)(a)	200	200,040
5.67%, 05/27/29 (Call 05/27/28), (1-year CMT + 1.500%)(a)	200	202,677
5.75%, 07/06/34 (Call 07/06/33), (1-year CMT + 1.900%)(a)	70	71,318
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25), (1-day SOFR + 0.720%)(a)	260	239,902
1.51%, 07/20/27 (Call 07/20/26), (1-day SOFR + 0.858%)(a)	259	236,881
1.59%, 05/04/27 (Call 05/04/26), (1-day SOFR + 0.879%)(a)	279	257,222
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(a)	185	146,487
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(a)	150	119,069
2.19%, 04/28/26 (Call 04/28/25), (1-day SOFR + 1.990%)(a)	120	115,486

Security	Par (000)	Value

Banks (continued)
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(a)	$245	$197,525
2.48%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.000%)(a)	70	64,751
2.48%, 09/16/36 (Call 09/16/31), (1-day SOFR + 1.360%)(a)	185	145,380
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(a)	151	123,671
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(a)	285	246,712
2.80%, 01/25/52 (Call 01/25/51), (1-day SOFR + 1.430%)(a)	125	80,355
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(a)	155	130,026
3.13%, 07/27/26	90	85,811
3.22%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.485%)(a)	175	131,484
3.59%, 07/22/28 (Call 07/22/27)(a)	144	136,274
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(a)	195	177,071
3.63%, 01/20/27	255	245,855
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.402%)(a)	240	226,831
3.88%, 01/27/26	170	165,868
3.95%, 04/23/27	215	206,933
3.97%, 07/22/38 (Call 07/22/37)(a)	30	25,574
4.00%, 07/23/25	175	172,009
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(a)	110	106,454
4.30%, 01/27/45	165	143,013
4.35%, 09/08/26	105	102,637
4.38%, 01/22/47	150	129,342
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.890%)(a)	225	216,061
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(a)	170	168,205
4.89%, 07/20/33 (Call 07/20/32), (1-day SOFR + 2.076%)(a)	120	115,156
5.00%, 11/24/25	175	173,965
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(a)	110	109,233
5.17%, 01/16/30 (Call 01/16/29), (1-day SOFR + 1.450%)(a)	400	397,514
5.25%, 04/21/34 (Call 04/21/33), (1-day SOFR + 1.870%)(a)	197	193,368
5.30%, 04/20/37 (Call 04/20/32), (1-day SOFR + 2.620%)(a)	165	157,789
5.42%, 07/21/34 (Call 07/21/33), (1-day SOFR + 1.880%)(a)	170	169,173
5.47%, 01/18/35 (Call 01/18/34), (1-day SOFR + 1.730%)(a)	150	149,849
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.840%)(a)	135	139,679
6.25%, 08/09/26	55	56,290
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(a)	200	211,982
6.38%, 07/24/42	128	142,192
6.63%, 11/01/34 (Call 11/01/33), (1-day SOFR + 2.050%)(a)	100	108,515
7.25%, 04/01/32	86	98,004
National Bank of Canada, 5.60%, 12/18/28	50	50,493

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26), (1-day SOFR + 1.050%)(a)(e)	$200	$181,848
Nordea Bank Abp
0.75%, 08/28/25(b)	290	271,498
1.50%, 09/30/26(b)	105	95,251
4.63%, 09/13/33 (Call 09/13/28), (5-year USD Swap + 1.690%)(a)(b)	100	94,374
Norinchukin Bank (The), 2.08%, 09/22/31(b)	50	40,422
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	95	80,069
3.15%, 05/03/29 (Call 02/03/29)	60	55,532
3.38%, 05/08/32 (Call 05/08/27), (3-mo. LIBOR US + 1.131%)(a)	42	38,954
3.65%, 08/03/28 (Call 05/03/28)	95	90,835
3.95%, 10/30/25	75	73,565
4.00%, 05/10/27 (Call 04/10/27)	38	36,905
NRW Bank
0.63%, 05/19/25(e)	125	118,400
0.88%, 03/09/26(e)	35	32,371
3.88%, 05/26/26(e)	20	19,610
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	240	224,025
4.13%, 01/20/26	10	9,881
4.13%, 01/18/29	75	74,118
4.25%, 03/01/28	20	19,827
5.00%, 10/23/26	15	15,149
Oversea-Chinese Banking Corp. Ltd., 1.83%, 09/10/30 (Call 09/10/25), (5-year CMT + 1.580%)(a)(b)	178	167,822
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	45	40,837
2.31%, 04/23/32 (Call 04/23/31), (1-day SOFR + 0.979%)(a)	135	109,877
2.55%, 01/22/30 (Call 10/24/29)	265	227,398
2.60%, 07/23/26 (Call 05/23/26)	185	173,927
3.15%, 05/19/27 (Call 04/19/27)	75	70,589
3.45%, 04/23/29 (Call 01/23/29)	226	208,683
4.63%, 06/06/33 (Call 06/06/32), (1-day SOFR + 1.850%)(a)	30	27,791
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(a)	175	168,135
5.58%, 06/12/29 (Call 06/12/28), (1-day SOFR + 1.841%)(a)	150	150,951
5.68%, 01/22/35 (Call 01/22/34), (1-day SOFR + 1.902%)(a)	110	110,258
5.94%, 08/18/34 (Call 08/18/33), (1-day SOFR + 1.946%)(a)	20	20,364
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(a)	100	102,658
6.88%, 10/20/34 (Call 10/20/33), (1-day SOFR + 2.284%)(a)	130	140,916
QNB Finance Ltd., 2.63%, 05/12/25(e)	200	192,393
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	55	46,842
2.25%, 05/18/25 (Call 04/18/25)	145	138,841
7.38%, 12/10/37	26	29,234
Shinhan Bank Co. Ltd., 3.88%, 03/24/26(e)	200	192,561
Shinhan Financial Group Co. Ltd., 5.00%, 07/24/28(e)	200	198,132
Skandinaviska Enskilda Banken AB, 0.85%, 09/02/25(b)	215	201,427

Security	Par (000)	Value

Banks (continued)
Standard Chartered PLC
2.61%, 01/12/28 (Call 01/12/27), (1-year CMT + 1.180%)(a)(b)	$350	$320,291
2.68%, 06/29/32 (Call 06/29/31), (1-year CMT + 1.200%)(a)(b)	210	170,027
3.27%, 02/18/36 (Call 11/18/30), (5-year CMT + 2.300%)(a)(b)	210	173,717
3.97%, 03/30/26 (Call 03/30/25), (1-year CMT + 1.650%)(a)(b)	200	195,462
4.64%, 04/01/31 (Call 04/01/30), (1-year CMT + 3.850%)(a)(b)	200	189,324
6.30%, 01/09/29 (Call 01/09/28), (1-year CMT + 2.450%)(a)(b)	250	255,510
6.30%, 07/06/34 (Call 07/06/33), (1-year CMT + 2.580%)(a)(b)	200	205,631
State Street Corp.
2.20%, 03/03/31	145	119,873
2.40%, 01/24/30	95	83,033
2.62%, 02/07/33 (Call 02/07/32), (1-day SOFR + 1.002%)(a)	25	20,751
2.65%, 05/19/26(c)	75	71,322
2.90%, 03/30/26 (Call 03/30/25), (1-day SOFR + 2.600%)(a)	90	87,641
3.03%, 11/01/34 (Call 11/01/29), (1-day SOFR + 1.490%)(a)	25	22,052
3.15%, 03/30/31 (Call 03/30/30), (1-day SOFR + 2.650%)(a)	5	4,446
3.55%, 08/18/25	119	116,583
4.14%, 12/03/29 (Call 12/03/28), (3-mo. SOFR + 1.292%)(a)	85	81,460
4.42%, 05/13/33 (Call 05/13/32), (1-day SOFR + 1.605%)(a)	10	9,431
5.16%, 05/18/34 (Call 05/18/33), (1-day SOFR + 1.890%)(a)(c)	140	138,194
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	245	232,888
1.71%, 01/12/31	125	99,509
1.90%, 09/17/28	225	195,756
2.13%, 07/08/30	90	74,811
2.14%, 09/23/30	112	91,984
2.63%, 07/14/26	75	70,803
2.93%, 09/17/41	200	148,739
3.01%, 10/19/26	145	137,275
3.20%, 09/17/29	120	107,905
3.35%, 10/18/27	103	97,149
3.36%, 07/12/27	140	132,681
3.45%, 01/11/27	55	52,673
3.54%, 01/17/28	40	37,886
3.78%, 03/09/26	175	170,219
3.94%, 07/19/28	20	19,141
4.31%, 10/16/28(c)	45	44,027
5.71%, 01/13/30	200	204,923
5.77%, 01/13/33	200	206,343
5.88%, 07/13/26	250	253,679
Sumitomo Mitsui Trust Bank Ltd.
5.55%, 09/14/28(b)	210	213,714
5.65%, 03/09/26(b)	205	206,395
Svenska Handelsbanken AB, 1.42%, 06/11/27 (Call 06/11/26), (1-year CMT + 0.630%)(a)(b)	275	249,618

22	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Truist Bank
3.30%, 05/15/26 (Call 04/15/26)	$80	$76,189
4.05%, 11/03/25 (Call 09/03/25)	15	14,679
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	75	65,277
1.20%, 08/05/25 (Call 07/03/25)	115	108,172
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(a)	215	197,348
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(a)	95	81,591
1.95%, 06/05/30 (Call 03/05/30)	70	57,174
3.70%, 06/05/25 (Call 05/05/25)	210	205,377
3.88%, 03/19/29 (Call 02/16/29)	45	41,441
4.00%, 05/01/25 (Call 03/01/25)	50	49,095
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(a)	145	139,316
4.92%, 07/28/33 (Call 07/28/32), (1-day SOFR + 2.240%)(a)	80	73,514
5.44%, 01/24/30 (Call 01/24/29), (1-day SOFR + 1.620%)(a)	80	79,203
5.71%, 01/24/35 (Call 01/24/34), (1-day SOFR + 1.922%)(a)	80	79,326
5.87%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.361%)(a)	220	219,970
7.16%, 10/30/29 (Call 10/30/28), (1-day SOFR + 2.446%)(a)	160	169,379
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	35	27,741
1.45%, 05/12/25 (Call 04/11/25)	15	14,353
2.22%, 01/27/28 (Call 01/27/27), (1-day SOFR + 0.730%)(a)	125	114,492
2.49%, 11/03/36 (Call 11/03/31), (5-year CMT + 0.950%)(a)	160	123,672
2.68%, 01/27/33 (Call 01/27/32), (1-day SOFR + 1.020%)(a)	70	57,135
3.00%, 07/30/29 (Call 04/30/29)	70	61,990
3.10%, 04/27/26 (Call 03/27/26)	80	76,388
3.95%, 11/17/25 (Call 10/17/25)	10	9,783
4.65%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.230%)(a)	150	145,771
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(a)	195	183,534
4.97%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.110%)(a)	55	51,466
5.68%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.860%)(a)	100	99,776
5.78%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.020%)(a)	75	75,767
5.84%, 06/12/34 (Call 06/10/33), (1-day SOFR + 2.260%)(a)	110	110,852
5.85%, 10/21/33 (Call 10/21/32), (1-day SOFR + 2.090%)(a)	105	106,025
Series V, 2.38%, 07/22/26 (Call 06/22/26)	245	229,595
Series X, 3.15%, 04/27/27 (Call 03/27/27)	170	160,509
United Overseas Bank Ltd., 1.25%, 04/14/26(b)	30	27,707
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.360%)(a)(c)	20	15,536
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	70	63,597
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.250%)(a)	35	30,656

Security	Par (000)	Value

Banks (continued)
Woori Bank, 0.75%, 02/01/26(e)	$200	$183,610
Yapi ve Kredi Bankasi A/S, 9.25%, 01/17/34, (5-year CMT + 5.278%)(a)(e)	200	206,666

		39,544,177

Beverages — 0.1%
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 (Call 06/01/32)	150	116,755
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	25	20,758
2.55%, 09/15/26 (Call 06/15/26)	65	60,957
3.20%, 05/01/30 (Call 02/01/30)	80	72,141
3.35%, 03/15/51 (Call 09/15/50)	45	31,285
3.43%, 06/15/27 (Call 03/15/27)	40	38,073
3.80%, 05/01/50 (Call 11/01/49)	45	34,224
3.95%, 04/15/29 (Call 02/15/29)	55	52,359
4.05%, 04/15/32 (Call 01/15/32)	55	51,015
4.42%, 12/15/46 (Call 06/15/46)	30	25,319
4.50%, 11/15/45 (Call 05/15/45)	40	34,486
4.50%, 04/15/52 (Call 10/15/51)	70	59,405
4.60%, 05/25/28 (Call 02/25/28)	5	4,925
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(b)	35	31,773

		633,475

Biotechnology — 0.6%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	60	52,198
2.00%, 01/15/32 (Call 10/15/31)	135	108,236
2.20%, 02/21/27 (Call 12/21/26)	163	150,189
2.30%, 02/25/31 (Call 11/25/30)	71	59,416
2.45%, 02/21/30 (Call 11/21/29)	120	104,317
2.60%, 08/19/26 (Call 05/19/26)	102	96,273
2.77%, 09/01/53 (Call 03/01/53)	65	39,600
2.80%, 08/15/41 (Call 02/15/41)	65	46,283
3.00%, 02/22/29 (Call 12/22/28)	85	78,002
3.00%, 01/15/52 (Call 07/15/51)	20	13,368
3.13%, 05/01/25 (Call 02/01/25)	72	70,205
3.15%, 02/21/40 (Call 08/21/39)	117	87,760
3.20%, 11/02/27 (Call 08/02/27)	70	65,790
3.35%, 02/22/32 (Call 11/22/31)	25	22,108
3.38%, 02/21/50 (Call 08/21/49)	120	85,597
4.05%, 08/18/29 (Call 06/18/29)	100	95,594
4.20%, 02/22/52 (Call 08/22/51)	65	52,649
4.40%, 05/01/45 (Call 11/01/44)	120	102,426
4.40%, 02/22/62 (Call 08/22/61)	60	48,209
4.56%, 06/15/48 (Call 12/15/47)	85	73,600
4.66%, 06/15/51 (Call 12/15/50)	190	164,797
4.88%, 03/01/53 (Call 09/01/52)	50	44,863
4.95%, 10/01/41	5	4,659
5.15%, 03/02/28 (Call 02/02/28)	205	205,406
5.15%, 11/15/41 (Call 05/15/41)	52	49,506
5.25%, 03/02/30 (Call 01/02/30)	85	85,635
5.25%, 03/02/33 (Call 12/02/32)	300	299,108
5.60%, 03/02/43 (Call 09/02/42)	145	145,472
5.65%, 03/02/53 (Call 09/02/52)	225	225,114
5.75%, 03/02/63 (Call 09/02/62)	150	150,061
6.38%, 06/01/37	35	37,572
6.40%, 02/01/39	35	37,855
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	129	107,947
3.15%, 05/01/50 (Call 11/01/49)	100	66,032

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
3.25%, 02/15/51 (Call 08/15/50)	$50	$34,103
4.05%, 09/15/25 (Call 06/15/25)	55	53,917
5.20%, 09/15/45 (Call 03/15/45)	50	47,055
CSL Finance PLC
4.05%, 04/27/29 (Call 02/27/29)(b)	35	33,373
4.25%, 04/27/32 (Call 01/27/32)(b)	20	18,884
4.63%, 04/27/42 (Call 10/27/41)(b)	10	9,126
4.75%, 04/27/52 (Call 10/27/51)(b)	95	85,745
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	80	65,635
5.75%, 12/13/27 (Call 11/13/27)	15	15,108
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	80	64,583
2.80%, 09/15/50 (Call 03/15/50)	56	34,890
Royalty Pharma PLC
1.75%, 09/02/27 (Call 07/02/27)	60	53,341
2.20%, 09/02/30 (Call 06/02/30)	15	12,347
3.35%, 09/02/51 (Call 03/02/51)	110	71,434
3.55%, 09/02/50 (Call 03/02/50)	35	23,824

		3,699,212

Building Materials — 0.4%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	25	23,170
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	70	61,640
5.00%, 03/01/30 (Call 03/01/25)(b)	30	28,314
6.38%, 06/15/32 (Call 06/15/27)(b)	40	40,045
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 08/01/24)(b)	30	30,781
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)	39	36,243
2.70%, 02/15/31 (Call 11/15/30)	55	46,884
2.72%, 02/15/30 (Call 11/15/29)	179	156,651
3.38%, 04/05/40 (Call 10/05/39)	97	74,830
3.58%, 04/05/50 (Call 10/05/49)	125	92,112
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 04/01/24)(b)	20	18,021
CRH America Finance Inc.
3.95%, 04/04/28 (Call 01/04/28)(b)	55	52,950
4.40%, 05/09/47 (Call 11/09/46)(b)	10	8,623
4.50%, 04/04/48 (Call 10/04/47)(b)	11	9,681
CRH America Inc., 5.13%, 05/18/45 (Call 11/18/44)(b)	45	42,614
Fortune Brands Innovations Inc.
3.25%, 09/15/29 (Call 06/15/29)	72	65,046
4.00%, 06/15/25 (Call 03/15/25)	50	49,062
5.88%, 06/01/33 (Call 03/01/33)	40	40,630
Griffon Corp., 5.75%, 03/01/28 (Call 04/01/24)	55	53,244
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 04/02/24)(b)	25	24,102
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 04/01/24)(b)(c)	12	11,741
4.88%, 12/15/27 (Call 04/01/24)(b)	25	23,772
Knife River Corp., 7.75%, 05/01/31 (Call 05/01/26)(b)	30	31,082
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	105	98,987
1.70%, 08/01/27 (Call 06/01/27)	67	60,051
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 04/01/24)(b)	25	22,499
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	42	34,894
3.20%, 07/15/51 (Call 01/15/51)	60	41,530

Security	Par (000)	Value

Building Materials (continued)
3.45%, 06/01/27 (Call 03/01/27)	$25	$23,842
3.50%, 12/15/27 (Call 09/15/27)	70	66,413
4.25%, 12/15/47 (Call 06/15/47)	40	33,241
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	52	44,977
Masco Corp.
2.00%, 10/01/30 (Call 07/01/30)	75	61,024
2.00%, 02/15/31 (Call 11/15/30)	20	16,241
3.13%, 02/15/51 (Call 08/15/50)	10	6,660
3.50%, 11/15/27 (Call 08/15/27)	35	32,899
4.50%, 05/15/47 (Call 11/15/46)	40	33,404
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(b)	25	22,085
5.38%, 02/01/28 (Call 04/01/24)(b)	30	30,019
Mohawk Industries Inc., 5.85%, 09/18/28 (Call 08/18/28)(c)	5	5,101
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	79	75,393
3.88%, 06/01/30 (Call 03/01/30)	55	50,697
3.95%, 08/15/29 (Call 05/15/29)	5	4,717
4.30%, 07/15/47 (Call 01/15/47)	45	36,875
4.40%, 01/30/48 (Call 07/30/47)	25	20,560
7.00%, 12/01/36	25	27,769
PGT Innovations Inc., 4.38%, 10/01/29 (Call 10/01/24)(b)	35	35,269
St Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(b)	15	14,974
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 03/11/24)(b)(c)	46	44,405
6.50%, 03/15/27 (Call 03/11/24)(b)	20	20,018
7.25%, 01/15/31 (Call 01/15/27)(b)	40	41,459
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (Call 01/21/26)	70	67,644
3.80%, 03/21/29 (Call 12/21/28)	68	64,280
4.50%, 03/21/49 (Call 09/21/48)	24	21,245
4.65%, 11/01/44 (Call 05/01/44)	25	22,435
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	32	30,515
4.30%, 02/21/48 (Call 08/21/47)	17	14,622
5.75%, 06/15/43	20	20,669
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	85	77,466
4.50%, 04/01/25 (Call 01/01/25)	50	49,468
4.50%, 06/15/47 (Call 12/15/46)	27	23,351
4.70%, 03/01/48 (Call 09/01/47)	45	40,298

		2,459,234

Chemicals — 0.7%
Air Liquide Finance SA, 3.50%, 09/27/46 (Call 03/27/46)(b)	15	11,768
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	40	37,818
1.85%, 05/15/27 (Call 03/15/27)	43	39,302
2.05%, 05/15/30 (Call 02/15/30)	44	37,411
2.70%, 05/15/40 (Call 11/15/39)	50	35,994
2.80%, 05/15/50 (Call 11/15/49)	55	36,534
4.85%, 02/08/34 (Call 11/08/33)	100	98,049
Ashland Inc.
3.38%, 09/01/31 (Call 06/01/31)(b)(c)	25	20,963
6.88%, 05/15/43 (Call 02/15/43)(c)	15	15,087
Avient Corp.
5.75%, 05/15/25 (Call 04/01/24)(b)	35	34,816

24	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
7.13%, 08/01/30 (Call 08/01/25)(b)	$45	$46,015
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31 (Call 11/15/26)(b)	25	26,011
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 04/01/24)(b)	40	35,562
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 04/01/24)(b)	30	28,975
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	40	36,222
6.17%, 07/15/27 (Call 06/15/27)	165	167,529
6.38%, 07/15/32 (Call 04/15/32)	90	92,405
6.70%, 11/15/33 (Call 08/15/33)	80	83,988
CF Industries Inc.
4.95%, 06/01/43	40	35,385
5.15%, 03/15/34	60	58,136
5.38%, 03/15/44	50	46,560
Element Solutions Inc., 3.88%, 09/01/28 (Call 04/01/24)(b)	45	40,810
FMC Corp.
3.45%, 10/01/29 (Call 07/01/29)	10	8,886
4.50%, 10/01/49 (Call 04/01/49)	35	26,014
5.65%, 05/18/33 (Call 02/18/33)(c)	50	48,407
6.38%, 05/18/53 (Call 11/18/52)	20	19,522
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	20	19,074
4.25%, 10/15/28 (Call 04/01/24)	15	13,939
Ingevity Corp., 3.88%, 11/01/28 (Call 04/01/24)(b)	30	26,469
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	100	93,167
1.83%, 10/15/27 (Call 08/15/27)(b)	115	101,107
2.30%, 11/01/30 (Call 08/01/30)(b)	50	40,972
3.27%, 11/15/40 (Call 05/15/40)(b)	30	20,971
3.47%, 12/01/50 (Call 06/01/50)(b)	50	32,833
4.38%, 06/01/47 (Call 12/01/46)	40	29,891
4.45%, 09/26/28 (Call 06/26/28)	25	24,151
5.00%, 09/26/48 (Call 03/26/48)	55	46,119
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	34	27,203
2.00%, 08/10/50 (Call 02/10/50)	40	22,450
3.20%, 01/30/26 (Call 10/30/25)	100	96,924
3.55%, 11/07/42 (Call 05/07/42)	25	19,965
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	40	38,465
5.25%, 12/15/29 (Call 09/15/29)	40	38,039
5.65%, 12/01/44 (Call 06/01/44)	20	17,105
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	60	57,653
4.88%, 11/15/41 (Call 05/15/41)	10	8,729
5.45%, 11/15/33 (Call 05/15/33)	25	24,704
5.63%, 11/15/43 (Call 05/15/43)	15	14,373
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	79	69,860
3.00%, 04/01/25 (Call 01/01/25)	20	19,453
3.95%, 05/13/50 (Call 11/13/49)	55	42,828
4.00%, 12/15/26 (Call 09/15/26)	25	24,217
4.13%, 03/15/35 (Call 09/15/34)	25	22,514
4.20%, 04/01/29 (Call 01/01/29)	80	76,852
4.90%, 06/01/43 (Call 12/01/42)	30	27,106
5.00%, 04/01/49 (Call 10/01/48)	46	41,511
5.25%, 01/15/45 (Call 07/15/44)	35	32,567

Security	Par (000)	Value

Chemicals (continued)
5.63%, 12/01/40	$10	$9,781
5.80%, 03/27/53 (Call 09/27/52)	30	30,030
5.88%, 12/01/36	35	35,818
OCI NV, 4.63%, 10/15/25 (Call 04/02/24)(b)	95	93,280
Orbia Advance Corp. SAB de CV, 2.88%, 05/11/31 (Call 02/11/31)(e)	200	162,239
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	40	36,970
2.55%, 06/15/30 (Call 03/15/30)	75	64,705
3.75%, 03/15/28 (Call 12/15/27)	134	128,329
Rain Carbon Inc., 12.25%, 09/01/29 (Call 03/01/26)(b)(c)	25	25,009
Rayonier AM Products Inc., 7.63%, 01/15/26 (Call 03/18/24)(b)	30	26,723
RPM International Inc., 4.25%, 01/15/48 (Call 07/15/47)	35	28,135
SABIC Capital II BV, 4.50%, 10/10/28(e)	200	195,379
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	25	20,228
2.30%, 05/15/30 (Call 02/15/30)	75	63,758
2.90%, 03/15/52 (Call 09/15/51)	25	16,127
2.95%, 08/15/29 (Call 05/15/29)	115	103,421
3.30%, 05/15/50 (Call 11/15/49)	40	27,992
3.45%, 08/01/25 (Call 05/01/25)	35	34,106
3.45%, 06/01/27 (Call 03/01/27)	139	132,373
3.80%, 08/15/49 (Call 02/15/49)	40	30,858
3.95%, 01/15/26 (Call 10/15/25)	20	19,572
4.50%, 06/01/47 (Call 12/01/46)	70	60,424
4.55%, 08/01/45 (Call 02/01/45)	21	18,078
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29 (Call 02/07/29)(e)	200	188,686
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.13%, 04/01/29 (Call 04/02/24)(b)	25	9,539
Tronox Inc., 4.63%, 03/15/29 (Call 04/01/24)(b)(c)	55	48,704
Westlake Corp.
3.38%, 08/15/61 (Call 02/15/61)	25	15,481
4.38%, 11/15/47 (Call 05/15/47)	90	73,939
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	85	73,409
3.80%, 06/06/26 (Call 03/06/26)(b)	25	23,980
4.75%, 06/01/28 (Call 03/01/28)(b)	77	74,454
7.38%, 11/14/32 (Call 08/14/32)(e)	100	109,511

		4,320,418

Commercial Services — 1.0%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(b)	50	45,343
4.88%, 07/15/32(b)	40	36,251
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(b)	20	17,561
4.63%, 10/01/27 (Call 04/01/24)(b)	35	32,924
APi Group DE Inc.
4.13%, 07/15/29 (Call 07/15/24)(b)	21	18,907
4.75%, 10/15/29 (Call 10/15/24)(b)	20	18,624
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(b)	45	42,767
6.75%, 02/15/27 (Call 04/01/24)(b)	35	35,059
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(b)	20	18,116
2.45%, 08/12/31 (Call 05/12/31)(b)	30	24,167
4.00%, 05/01/28 (Call 03/11/24)(b)	30	28,105
5.95%, 10/15/33 (Call 07/15/33)(b)	200	201,067

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	$141	$114,206
1.70%, 05/15/28 (Call 03/15/28)	72	64,101
3.38%, 09/15/25 (Call 06/15/25)	85	83,042
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(b)(c)	30	27,161
5.38%, 03/01/29 (Call 04/01/24)(b)(c)	35	31,868
5.75%, 07/15/27 (Call 03/11/24)(b)	25	23,817
5.75%, 07/15/27 (Call 04/01/24)(b)	25	23,813
8.00%, 02/15/31 (Call 11/15/26)(b)	30	28,984
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	25	22,019
3.88%, 08/15/30 (Call 05/15/30)	30	27,047
5.25%, 10/01/25 (Call 07/01/25)	30	29,775
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(b)	30	26,088
Cintas Corp. No. 2
3.70%, 04/01/27 (Call 01/01/27)	140	135,595
4.00%, 05/01/32 (Call 02/01/32)	10	9,366
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(b)	30	26,189
Element Fleet Management Corp., 3.85%, 06/15/25 (Call 05/15/25)(b)	52	50,592
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(b)	135	128,515
3.80%, 11/01/25 (Call 08/01/25)(b)	87	84,693
4.20%, 11/01/46 (Call 05/01/46)(b)	47	39,320
4.50%, 02/15/45 (Call 08/15/44)(b)	60	52,540
4.90%, 05/01/33 (Call 02/01/33)(b)	5	4,872
5.00%, 02/15/29 (Call 01/15/29)(b)	50	49,707
5.20%, 10/30/34 (Call 07/30/34)(b)	100	99,182
5.40%, 05/01/53 (Call 11/01/52)(b)	60	60,017
6.70%, 06/01/34(b)	25	27,553
7.00%, 10/15/37(b)	40	45,419
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	35	31,381
3.75%, 10/01/30 (Call 10/01/25)(b)	45	39,841
4.50%, 07/01/28 (Call 04/01/24)(b)	55	52,088
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	70	64,441
2.15%, 01/15/27 (Call 12/15/26)	85	78,009
2.90%, 05/15/30 (Call 02/15/30)	60	51,685
2.90%, 11/15/31 (Call 08/15/31)	60	50,066
3.20%, 08/15/29 (Call 05/15/29)	110	98,040
4.80%, 04/01/26 (Call 01/01/26)	45	44,404
5.95%, 08/15/52 (Call 02/15/52)	80	78,628
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	75	68,771
2.65%, 07/15/31 (Call 04/15/31)	45	36,550
Herc Holdings Inc., 5.50%, 07/15/27 (Call 04/01/24)(b)	71	69,506
Hertz Corp. (The)
4.63%, 12/01/26 (Call 04/01/24)(b)	25	22,139
5.00%, 12/01/29 (Call 12/01/24)(b)(c)	55	42,174
Korn Ferry, 4.63%, 12/15/27 (Call 04/01/24)(b)	30	28,401
Matthews International Corp., 5.25%, 12/01/25 (Call 04/01/24)(b)	21	20,636
Mobius Merger Sub Inc., 9.00%, 06/01/30 (Call 06/01/26)(b)	30	29,383
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)(c)	40	32,339
3.10%, 11/29/61 (Call 05/29/61)	25	15,993
3.25%, 01/15/28 (Call 10/15/27)	12	11,290

Security	Par (000)	Value

Commercial Services (continued)
3.25%, 05/20/50 (Call 11/20/49)	$30	$21,264
3.75%, 03/24/25 (Call 02/24/25)	40	39,329
3.75%, 02/25/52 (Call 08/25/51)	25	19,347
4.25%, 02/01/29 (Call 11/01/28)	52	50,369
4.88%, 12/17/48 (Call 06/17/48)	29	26,754
5.25%, 07/15/44	45	44,021
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	79	75,637
2.30%, 06/01/30 (Call 03/01/30)	75	63,799
2.65%, 10/01/26 (Call 08/01/26)	95	89,580
2.85%, 10/01/29 (Call 07/01/29)	124	110,576
3.25%, 06/01/50 (Call 12/01/49)(c)	72	50,087
4.40%, 06/01/32 (Call 03/01/32)(c)	60	57,551
5.05%, 06/01/52 (Call 12/01/51)	40	37,533
5.25%, 06/01/62 (Call 12/01/61)	45	41,889
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	60	54,965
5.75%, 04/15/26(b)	75	74,448
6.25%, 01/15/28 (Call 04/01/24)(b)	70	69,062
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	90	72,042
2.90%, 10/01/30 (Call 07/01/30)	51	44,217
3.05%, 10/01/41 (Call 04/01/41)	40	28,106
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	95	84,814
4.00%, 03/18/29 (Call 12/18/28)	60	57,304
RR Donnelley & Sons Co., 8.50%, 04/15/29(b)	26	18,623
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	44	35,110
2.30%, 08/15/60 (Call 02/15/60)	50	27,015
2.45%, 03/01/27 (Call 02/01/27)	75	69,912
2.50%, 12/01/29 (Call 09/01/29)	25	22,028
2.70%, 03/01/29 (Call 01/01/29)	105	94,959
2.90%, 03/01/32 (Call 12/01/31)	65	55,975
2.95%, 01/22/27 (Call 10/22/26)	22	20,846
3.25%, 12/01/49 (Call 06/01/49)	50	35,621
3.70%, 03/01/52 (Call 09/01/51)	50	38,661
3.90%, 03/01/62 (Call 09/01/61)	30	23,348
4.25%, 05/01/29 (Call 02/01/29)	95	92,119
4.75%, 08/01/28 (Call 05/01/28)	70	69,720
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	45	38,643
4.00%, 05/15/31 (Call 05/15/26)	45	39,543
4.63%, 12/15/27 (Call 04/01/24)	30	28,756
5.13%, 06/01/29 (Call 06/01/24)	40	38,802
7.50%, 04/01/27	15	15,491
Sodexo Inc.
1.63%, 04/16/26 (Call 03/16/26)(b)	145	133,941
2.72%, 04/16/31 (Call 01/16/31)(b)	10	8,418
Sotheby’s, 7.38%, 10/15/27 (Call 03/11/24)(b)	45	43,261
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29 (Call 06/01/24)(b)	20	17,484
Transurban Finance Co. Pty. Ltd.
2.45%, 03/16/31 (Call 12/16/30)(b)	47	38,872
3.38%, 03/22/27 (Call 12/22/26)(b)	55	51,802
4.13%, 02/02/26 (Call 11/02/25)(b)	47	45,784
TriNet Group Inc.
3.50%, 03/01/29 (Call 04/01/24)(b)	30	26,708
7.13%, 08/15/31 (Call 08/15/26)(b)	25	25,540

26	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Triton Container International Ltd.
2.05%, 04/15/26 (Call 03/15/26)(b)	$57	$52,241
3.15%, 06/15/31 (Call 03/15/31)(b)	50	39,380
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	35	27,854
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	45	38,958
3.88%, 11/15/27 (Call 03/11/24)	41	38,618
3.88%, 02/15/31 (Call 08/15/25)	55	48,708
4.00%, 07/15/30 (Call 07/15/25)	40	36,155
4.88%, 01/15/28 (Call 03/11/24)	85	82,020
5.25%, 01/15/30 (Call 01/15/25)(c)	45	43,570
5.50%, 05/15/27 (Call 04/01/24)	34	33,807
Valvoline Inc., 3.63%, 06/15/31 (Call 06/15/26)(b)	30	25,444
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	40	29,290
4.00%, 06/15/25 (Call 03/15/25)	80	78,588
4.13%, 03/15/29 (Call 12/15/28)	50	47,980
5.50%, 06/15/45 (Call 12/15/44)	17	16,217
5.75%, 04/01/33 (Call 01/01/33)	5	5,165
Williams Scotsman Inc.
4.63%, 08/15/28 (Call 04/01/24)(b)	30	28,173
6.13%, 06/15/25 (Call 03/18/24)(b)	33	32,952
7.38%, 10/01/31 (Call 10/01/26)(b)	25	25,899
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)(c)	30	13,853

		5,914,685

Computers — 0.3%
ASGN Inc., 4.63%, 05/15/28 (Call 04/01/24)(b)	35	32,822
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 04/01/24)(b)	50	46,463
4.00%, 07/01/29 (Call 07/01/24)(b)	35	32,333
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	70	63,477
2.30%, 09/14/31 (Call 06/14/31)	50	39,996
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 03/11/24)	40	35,300
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	40	36,319
2.38%, 09/15/28 (Call 07/15/28)	55	47,418
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	42	38,539
2.20%, 03/15/31 (Call 12/15/30)	42	34,732
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	110	102,237
4.90%, 10/15/25 (Call 07/15/25)	104	103,331
6.20%, 10/15/35 (Call 04/15/35)	50	52,203
6.35%, 10/15/45 (Call 04/15/45)	60	62,021
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	40	36,537
4.10%, 10/15/41 (Call 04/15/41)	30	22,441
NCR Voyix Corp.
5.00%, 10/01/28 (Call 04/01/24)(b)	35	32,482
5.13%, 04/15/29 (Call 04/15/24)(b)	65	60,133
5.25%, 10/01/30 (Call 10/01/25)(b)	27	24,410
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	61	58,163
2.70%, 06/22/30 (Call 03/22/30)	77	66,017
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	30	27,382
4.13%, 01/15/31 (Call 10/15/30)	15	13,171

Security	Par (000)	Value

Computers (continued)
4.88%, 06/01/27 (Call 03/01/27)	$30	$29,083
5.75%, 12/01/34 (Call 06/01/34)	25	23,964
8.25%, 12/15/29 (Call 07/15/26)(b)	30	32,093
8.50%, 07/15/31 (Call 07/15/26)(b)	30	32,396
9.63%, 12/01/32 (Call 12/01/27)	46	52,214
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	57	48,150
Unisys Corp., 6.88%, 11/01/27 (Call 04/01/24)(b)	30	26,944
Virtusa Corp., 7.13%, 12/15/28 (Call 04/01/24)(b)	21	18,633
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	55	46,348
3.10%, 02/01/32 (Call 11/01/31)	45	35,080
4.75%, 02/15/26 (Call 11/15/25)	130	127,164

		1,539,996

Cosmetics & Personal Care — 0.1%
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)	30	27,339
5.50%, 06/01/28 (Call 04/01/24)(b)	40	39,051
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	25	20,494
2.38%, 12/01/29 (Call 09/01/29)	64	55,920
2.60%, 04/15/30 (Call 01/15/30)	85	74,380
3.13%, 12/01/49 (Call 06/01/49)	25	17,044
3.15%, 03/15/27 (Call 12/15/26)	68	64,772
4.15%, 03/15/47 (Call 09/15/46)	35	28,882
4.38%, 06/15/45 (Call 12/15/44)	35	30,081
6.00%, 05/15/37	15	15,985
Kenvue Inc.
5.05%, 03/22/28 (Call 02/22/28)	205	206,285
5.05%, 03/22/53 (Call 09/22/52)	210	202,100

		782,333

Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(b)	30	26,765
4.50%, 10/24/28 (Call 07/24/28)(b)	45	43,823
4.65%, 04/20/32 (Call 01/20/32)(b)	50	47,667
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 04/01/24)(b)	70	63,125
LKQ Corp.
5.75%, 06/15/28 (Call 05/15/28)	50	50,504
6.25%, 06/15/33 (Call 03/15/33)	40	41,116
OPENLANE Inc., 5.13%, 06/01/25 (Call 04/01/24)(b)(c)	12	11,814
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(b)	20	17,686
Ritchie Bros Holdings Inc.
6.75%, 03/15/28 (Call 03/15/25)(b)	30	30,701
7.75%, 03/15/31 (Call 03/15/26)(b)	45	47,280
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	55	44,139
4.20%, 05/15/47 (Call 11/15/46)	35	30,062
4.60%, 06/15/45 (Call 12/15/44)	37	33,685

		488,367

Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28 (Call 08/29/28)	175	157,238
3.30%, 01/30/32 (Call 10/30/31)	370	313,121
3.40%, 10/29/33 (Call 07/29/33)	155	128,940
3.65%, 07/21/27 (Call 04/21/27)	135	127,095
3.85%, 10/29/41 (Call 04/29/41)	150	115,956
3.88%, 01/23/28 (Call 10/23/27)	155	145,951

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.45%, 10/01/25 (Call 08/01/25)	$200	$196,165
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	55	48,400
3.50%, 08/01/25	35	34,040
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	105	96,429
2.10%, 09/01/28 (Call 07/01/28)	45	39,079
2.88%, 01/15/26 (Call 12/15/25)	150	143,094
2.88%, 01/15/32 (Call 10/15/31)	55	45,637
3.00%, 02/01/30 (Call 11/01/29)	70	60,848
3.13%, 12/01/30 (Call 09/01/30)	40	34,440
3.25%, 03/01/25 (Call 01/01/25)	55	53,700
3.25%, 10/01/29 (Call 07/01/29)	50	44,566
3.38%, 07/01/25 (Call 06/01/25)	80	77,731
3.75%, 06/01/26 (Call 04/01/26)	35	33,729
4.63%, 10/01/28 (Call 07/01/28)	50	48,295
Aircastle Ltd.
2.85%, 01/26/28 (Call 11/26/27)(b)	70	62,254
6.50%, 07/18/28 (Call 06/18/28)(b)	15	15,161
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	60	50,970
4.75%, 06/09/27 (Call 05/09/27)	40	38,839
5.75%, 11/20/25 (Call 10/21/25)	60	59,676
6.70%, 02/14/33 (Call 11/16/32)	25	24,643
6.85%, 01/03/30 (Call 01/03/29), (1-day SOFR + 2.282%)(a)	10	10,220
8.00%, 11/01/31	225	246,511
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	95	86,859
2.25%, 03/04/25 (Call 02/01/25)	25	24,210
2.55%, 03/04/27 (Call 02/01/27)	135	125,420
3.13%, 05/20/26 (Call 04/20/26)	125	119,961
3.30%, 05/03/27 (Call 04/03/27)	144	136,515
4.05%, 05/03/29 (Call 03/03/29)	140	135,308
4.05%, 12/03/42	125	107,524
4.20%, 11/06/25 (Call 10/06/25)	135	133,166
4.42%, 08/03/33 (Call 08/03/32), (1-day SOFR + 1.760%)(a)	130	123,158
4.99%, 05/26/33 (Call 02/26/32), (1-day SOFR + 2.255%)(a)	65	63,225
5.04%, 05/01/34 (Call 05/01/33), (1-day SOFR + 1.835%)(a)	110	107,890
5.28%, 07/27/29 (Call 07/27/28), (1-day SOFR + 1.280%)(a)	170	170,972
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	30	28,432
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	90	85,383
3.00%, 04/02/25 (Call 03/02/25)	82	79,848
4.50%, 05/13/32 (Call 02/13/32)	45	43,174
Apollo Global Management Inc., 6.38%, 11/15/33 (Call 08/15/33)	30	32,194
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	55	51,125
1.95%, 09/20/26 (Call 08/20/26)(b)	55	50,046
3.50%, 11/01/27 (Call 07/01/27)(b)	80	73,827
4.13%, 08/01/25 (Call 06/01/25)(b)	80	77,742
4.88%, 10/01/25 (Call 07/01/25)(b)	61	59,763
6.75%, 10/25/28 (Call 09/25/28)(b)	5	5,182
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	100	92,695

Security	Par (000)	Value

Diversified Financial Services (continued)
2.53%, 11/18/27 (Call 10/18/27)(b)	$30	$26,532
4.25%, 04/15/26 (Call 03/15/26)(b)	70	67,486
6.38%, 05/04/28 (Call 04/04/28)(b)	205	208,123
BOC Aviation Ltd., 1.75%, 01/21/26 (Call 12/21/25)(e)	200	186,857
Bread Financial Holdings Inc., 9.75%, 03/15/29 (Call 03/15/26)(b)	50	51,158
Burford Capital Global Finance LLC, 9.25%, 07/01/31 (Call 07/01/26)(b)	20	20,993
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (1-day SOFR + 0.855%)(a)	45	40,831
2.36%, 07/29/32 (Call 07/29/31), (1-day SOFR + 1.337%)(a)	110	82,888
2.64%, 03/03/26 (Call 03/03/25), (1-day SOFR + 1.290%)(a)	120	116,401
3.27%, 03/01/30 (Call 03/01/29), (1-day SOFR + 1.790%)(a)	115	102,467
3.75%, 07/28/26 (Call 06/28/26)	10	9,597
3.80%, 01/31/28 (Call 12/31/27)	105	99,227
4.93%, 05/10/28 (Call 05/10/27), (1-day SOFR + 2.057%)(a)	120	117,381
4.99%, 07/24/26 (Call 07/24/25), (1-day SOFR + 2.160%)(a)	210	208,044
5.27%, 05/10/33 (Call 05/10/32), (1-day SOFR + 2.370%)(a)	125	121,233
5.47%, 02/01/29 (Call 02/01/28), (1-day SOFR + 2.080%)(a)	45	44,704
5.70%, 02/01/30 (Call 02/01/29), (1-day SOFR + 1.905%)(a)	60	60,113
5.82%, 02/01/34 (Call 02/01/33), (1-day SOFR + 2.600%)(a)	35	34,589
6.31%, 06/08/29 (Call 06/08/28), (1-day SOFR + 2.640%)(a)	90	92,173
6.38%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.860%)(a)	130	133,906
7.15%, 10/29/27 (Call 10/29/26), (1-day SOFR + 2.440%)(a)	80	82,939
7.62%, 10/30/31 (Call 10/30/30), (1-day SOFR + 3.070%)(a)	50	54,719
Cboe Global Markets Inc.
3.00%, 03/16/32 (Call 12/16/31)	15	12,973
3.65%, 01/12/27 (Call 10/12/26)	65	62,902
CCBL Cayman 1 Corp. Ltd., 1.60%, 09/15/26 (Call 08/15/26)(e)	200	182,149
CDBL Funding 2, 2.75%, 03/02/25(e)	200	194,616
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	30	27,509
1.15%, 05/13/26 (Call 04/13/26)	60	55,048
1.65%, 03/11/31 (Call 12/11/30)	100	79,144
1.95%, 12/01/31 (Call 09/01/31)	65	51,594
2.00%, 03/20/28 (Call 01/20/28)	85	75,355
2.30%, 05/13/31 (Call 02/13/31)	35	28,971
2.75%, 10/01/29 (Call 07/01/29)	65	57,664
2.90%, 03/03/32 (Call 12/03/31)	40	33,857
3.20%, 03/02/27 (Call 12/02/26)	55	52,193
3.20%, 01/25/28 (Call 10/25/27)	100	93,622
3.25%, 05/22/29 (Call 02/22/29)	40	36,873
3.30%, 04/01/27 (Call 01/01/27)	25	23,749
3.45%, 02/13/26 (Call 11/13/25)	35	33,878
3.85%, 05/21/25 (Call 03/21/25)	80	78,504
4.00%, 02/01/29 (Call 11/01/28)(c)	25	23,973

28	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.20%, 03/24/25 (Call 02/24/25)	$85	$84,058
4.63%, 03/22/30 (Call 12/22/29)(c)	75	74,034
6.14%, 08/24/34 (Call 08/24/33), (1-day SOFR + 2.010%)(a)	100	103,725
6.20%, 11/17/29 (Call 11/17/28), (1-day SOFR + 1.878%)(a)	100	103,271
CICC Hong Kong Finance 2016 MTN Ltd., 2.00%, 01/26/26(e)	200	188,223
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	65	63,508
3.75%, 06/15/28 (Call 03/15/28)	85	82,003
4.15%, 06/15/48 (Call 12/15/47)	30	25,753
5.30%, 09/15/43 (Call 03/15/43)	50	50,609
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	85	81,692
4.50%, 01/30/26 (Call 11/30/25)	70	68,783
6.70%, 11/29/32 (Call 08/29/32)	35	36,625
7.96%, 11/02/34 (Call 11/02/33), (1-day SOFR + 3.370%)(a)	60	67,241
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	20	19,036
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	60	48,393
2.85%, 03/30/25	50	48,712
2.95%, 08/12/51 (Call 02/12/51)	25	15,361
goeasy Ltd.
4.38%, 05/01/26 (Call 03/11/24)(b)	20	19,129
7.63%, 07/01/29 (Call 07/01/26)(b)	25	24,988
9.25%, 12/01/28 (Call 12/01/25)(b)	25	26,537
ICBCIL Finance Co. Ltd., 1.75%, 08/25/25(e)	200	189,185
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	130	100,329
2.10%, 06/15/30 (Call 03/15/30)	40	33,558
2.65%, 09/15/40 (Call 03/15/40)	132	93,499
3.00%, 06/15/50 (Call 12/15/49)	60	40,240
3.00%, 09/15/60 (Call 03/15/60)	105	65,047
3.10%, 09/15/27 (Call 06/15/27)	89	83,575
3.65%, 05/23/25	60	58,827
3.75%, 12/01/25 (Call 09/01/25)	85	82,885
3.75%, 09/21/28 (Call 06/21/28)(c)	35	33,405
4.00%, 09/15/27 (Call 08/15/27)	105	101,397
4.25%, 09/21/48 (Call 03/21/48)	22	18,620
4.60%, 03/15/33 (Call 12/15/32)	115	109,930
4.95%, 06/15/52 (Call 12/15/51)	50	46,668
5.20%, 06/15/62 (Call 12/15/61)	70	67,271
Legg Mason Inc.
4.75%, 03/15/26	75	74,473
5.63%, 01/15/44	34	34,065
LPL Holdings Inc.
4.00%, 03/15/29 (Call 04/01/24)(b)	55	50,438
4.38%, 05/15/31 (Call 05/15/26)(b)	25	22,559
4.63%, 11/15/27 (Call 03/05/24)(b)	35	33,498
LSEGA Financing PLC
1.38%, 04/06/26 (Call 03/06/26)(b)	30	27,679
2.00%, 04/06/28 (Call 02/06/28)(b)	240	213,099
2.50%, 04/06/31 (Call 01/06/31)(b)	25	21,000
3.20%, 04/06/41 (Call 10/06/40)(b)	20	14,982
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	37	30,695
2.00%, 03/03/25 (Call 02/03/25)	65	62,997
2.00%, 11/18/31 (Call 08/18/31)	25	20,509
2.95%, 11/21/26 (Call 08/21/26)	74	70,584

Security	Par (000)	Value

Diversified Financial Services (continued)
2.95%, 06/01/29 (Call 03/01/29)	$94	$86,297
2.95%, 03/15/51 (Call 09/15/50)	30	20,780
3.30%, 03/26/27 (Call 01/26/27)	87	83,368
3.35%, 03/26/30 (Call 12/26/29)	64	59,095
3.50%, 02/26/28 (Call 11/26/27)	40	38,400
3.65%, 06/01/49 (Call 12/01/48)	55	43,730
3.80%, 11/21/46 (Call 05/21/46)	44	36,330
3.85%, 03/26/50 (Call 09/26/49)	69	56,968
3.95%, 02/26/48 (Call 08/26/47)	52	43,947
Mitsubishi HC Capital Inc.
3.64%, 04/13/25 (Call 03/13/25)(b)	10	9,756
3.97%, 04/13/30 (Call 01/13/30)(b)	10	9,209
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	50	39,819
2.50%, 12/21/40 (Call 06/21/40)	55	36,394
3.25%, 04/28/50 (Call 10/28/49)	40	27,199
3.85%, 06/30/26 (Call 03/30/26)	80	77,639
3.95%, 03/07/52 (Call 09/07/51)	100	75,973
5.55%, 02/15/34 (Call 11/15/33)	100	100,652
5.65%, 06/28/25	10	10,032
OneMain Finance Corp.
3.50%, 01/15/27 (Call 04/01/24)	35	32,139
3.88%, 09/15/28 (Call 09/15/24)	35	30,580
4.00%, 09/15/30 (Call 09/15/25)	50	42,142
5.38%, 11/15/29 (Call 05/15/29)	40	37,124
6.63%, 01/15/28 (Call 07/15/27)	45	44,772
6.88%, 03/15/25	70	70,695
7.13%, 03/15/26	90	91,428
7.88%, 03/15/30 (Call 12/15/26)	30	30,517
9.00%, 01/15/29 (Call 07/15/25)	50	52,505
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 04/01/24)(b)	40	36,038
5.38%, 10/15/25 (Call 04/01/24)(b)	35	34,470
5.75%, 09/15/31 (Call 09/15/26)(b)	30	27,585
7.88%, 12/15/29 (Call 12/15/26)(b)	35	35,801
Pioneer Reward Ltd., 2.00%, 04/09/26(e)	200	187,368
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)(c)	20	16,739
7.38%, 09/01/25 (Call 04/01/24)(b)	20	19,957
8.38%, 02/01/28 (Call 02/01/25)(b)	25	24,436
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)	42	40,788
6.63%, 03/15/25 (Call 09/15/24)	60	60,096
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	25	18,517
4.65%, 04/01/30 (Call 01/01/30)	50	49,407
4.95%, 07/15/46	55	50,524
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 04/01/24)(b)	65	59,735
3.63%, 03/01/29 (Call 04/01/24)(b)	40	35,519
3.88%, 03/01/31 (Call 03/01/26)(b)	70	60,077
4.00%, 10/15/33 (Call 10/15/27)(b)	50	41,533
Shinhan Card Co. Ltd., 2.50%, 01/27/27(e)	200	183,990
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	30	27,638
4.20%, 10/29/25 (Call 09/29/25)	30	29,102
State Elite Global Ltd., 1.50%, 09/29/26(e)	200	182,562
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	80	62,741
3.70%, 08/04/26 (Call 05/04/26)	20	18,874
3.95%, 12/01/27 (Call 09/01/27)	95	87,992

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.50%, 07/23/25 (Call 04/23/25)	$120	$117,282
5.15%, 03/19/29 (Call 12/19/28)	74	70,592
7.25%, 02/02/33 (Call 11/02/32)	40	38,994
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	110	96,588
1.10%, 02/15/31 (Call 11/15/30)	95	75,068
1.90%, 04/15/27 (Call 02/15/27)	47	43,275
2.00%, 08/15/50 (Call 02/15/50)	115	66,855
2.05%, 04/15/30 (Call 01/15/30)	72	61,754
2.70%, 04/15/40 (Call 10/15/39)	65	48,100
2.75%, 09/15/27 (Call 06/15/27)	30	28,097
3.15%, 12/14/25 (Call 09/14/25)	145	140,637
3.65%, 09/15/47 (Call 03/15/47)	45	35,812
4.15%, 12/14/35 (Call 06/14/35)	65	60,929
4.30%, 12/14/45 (Call 06/14/45)	200	178,262
Voya Financial Inc.
3.65%, 06/15/26	44	42,303
4.70%, 01/23/48 (Call 01/23/28), (3-mo. LIBOR US + 2.084%)(a)	40	33,625
4.80%, 06/15/46	25	21,239
5.70%, 07/15/43	30	29,068
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	60	55,227
2.75%, 03/15/31 (Call 12/15/30)	30	24,725
6.20%, 11/17/36	35	35,254

		14,648,642

Electric — 0.5%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	35	24,111
3.80%, 10/01/47 (Call 04/01/47)	40	29,650
4.70%, 05/15/32 (Call 02/15/32)	60	57,171
American Transmission Systems Inc.
2.65%, 01/15/32 (Call 10/15/31)(b)	60	49,257
5.00%, 09/01/44 (Call 03/01/44)(b)	45	40,175
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	55	42,845
3.95%, 03/01/48 (Call 09/01/47)	45	36,331
4.50%, 04/01/44 (Call 10/01/43)	30	26,488
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	35	29,508
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	45	29,579
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	65	54,607
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	90	64,690
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	30	25,941
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	10	9,521
Series K2, 6.95%, 03/15/33	10	11,280
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30 (Call 08/15/30)(b)	35	32,628
Commonwealth Edison Co.
3.70%, 03/01/45 (Call 09/01/44)	5	3,895
4.00%, 03/01/48 (Call 09/01/47)	95	75,910
5.30%, 02/01/53 (Call 08/01/52)	65	63,010
5.90%, 03/15/36	195	203,935
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	45	30,111
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	60	46,149
Duke Energy Florida Project Finance LLC, Series 2035, 3.11%, 09/01/38(c)	25	20,594
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(b)	40	36,125
4.55%, 04/01/49 (Call 10/01/48)(b)	40	33,119
5.45%, 07/15/44 (Call 01/15/44)(b)	40	37,603

Security	Par (000)	Value

Electric (continued)
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	$56	$48,862
3.25%, 06/30/26 (Call 03/30/26)	50	47,754
3.35%, 11/15/27 (Call 08/15/27)	35	32,830
5.30%, 07/01/43 (Call 01/01/43)	20	18,719
Jersey Central Power & Light Co., 2.75%, 03/01/32 (Call 12/01/31)(b)	30	24,769
Metropolitan Edison Co., 4.30%, 01/15/29 (Call 10/15/28)(b)	30	28,805
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	45	43,109
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	15	13,689
3.40%, 02/07/28 (Call 11/07/27)	50	47,230
4.02%, 11/01/32 (Call 05/01/32)	50	45,999
4.30%, 03/15/49 (Call 09/15/48)	31	25,750
4.40%, 11/01/48 (Call 05/01/48)	25	21,069
4.80%, 03/15/28 (Call 02/15/28)	130	129,298
5.25%, 04/20/46 (Call 04/20/26), (3-mo. LIBOR US + 3.630%)(a)	45	43,652
5.45%, 10/30/25	150	150,386
5.80%, 01/15/33 (Call 07/15/32)	80	82,727
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	40	31,216
4.15%, 04/01/48 (Call 10/01/47)	50	40,033
Series P, 2.60%, 04/01/30 (Call 01/01/30)	45	38,938
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	50	39,871
Series R, 2.90%, 10/01/51 (Call 04/01/51)	35	22,285
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	15	9,315
2.75%, 05/15/30 (Call 02/15/30)	110	96,623
2.95%, 04/01/25 (Call 01/01/25)	10	9,751
3.10%, 09/15/49 (Call 03/15/49)	31	21,253
3.70%, 11/15/28 (Call 08/15/28)	81	76,750
3.70%, 05/15/50 (Call 11/15/49)	30	22,873
3.75%, 04/01/45 (Call 10/01/44)	25	19,827
3.80%, 09/30/47 (Call 03/30/47)	45	34,715
3.80%, 06/01/49 (Call 12/01/48)	60	47,069
4.10%, 11/15/48 (Call 05/15/48)	40	32,779
4.15%, 06/01/32 (Call 03/01/32)	5	4,683
4.55%, 09/15/32 (Call 06/15/32)	55	52,762
4.55%, 12/01/41 (Call 06/01/41)	10	9,067
4.60%, 06/01/52 (Call 12/01/51)	20	17,587
5.25%, 09/30/40	35	34,734
5.35%, 10/01/52 (Call 04/01/52)	30	29,763
5.65%, 11/15/33 (Call 08/15/33)	15	15,466
7.00%, 05/01/32	40	44,558
Pennsylvania Electric Co., 3.60%, 06/01/29 (Call 03/01/29)(b)	20	18,460
Potomac Electric Power Co., 4.15%, 03/15/43 (Call 09/15/42)	137	115,132
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	30	20,465
3.95%, 06/01/47 (Call 12/01/46)	25	20,179
4.13%, 06/15/44 (Call 12/15/43)	25	20,962
4.15%, 06/15/48 (Call 12/15/47)	40	33,521
5.25%, 05/15/53 (Call 11/15/52)	40	38,830
6.25%, 05/15/39	25	27,149
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	10	9,777

		2,975,274

30	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	$45	$36,880
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 04/01/24)(b)	45	39,796
4.75%, 06/15/28 (Call 04/01/24)(b)	35	32,109
6.50%, 12/31/27 (Call 08/31/24)(b)	20	19,846
EnerSys
4.38%, 12/15/27 (Call 09/15/27)(b)	20	18,823
6.63%, 01/15/32 (Call 01/15/27)(b)	15	15,053
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 04/01/24)(b)	85	85,228
7.25%, 06/15/28 (Call 04/01/24)(b)	75	76,699

		324,434

Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	32	29,221
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)	20	18,918
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	27	26,096
2.20%, 09/15/31 (Call 06/15/31)	55	45,121
2.80%, 02/15/30 (Call 11/15/29)	80	71,248
4.35%, 06/01/29 (Call 03/01/29)	40	38,882
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	5	4,722
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	30	26,360
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	50	41,270
4.63%, 04/15/26 (Call 01/15/26)	60	58,720
Coherent Corp., 5.00%, 12/15/29 (Call 12/14/24)(b)	60	55,960
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	55	53,184
4.88%, 06/15/29 (Call 03/15/29)	41	39,881
4.88%, 05/12/30 (Call 02/12/30)	50	48,173
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	42	34,653
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	7	5,785
3.15%, 08/15/27 (Call 05/15/27)	30	28,149
3.35%, 03/01/26 (Call 12/01/25)	20	19,295
3.50%, 02/15/28 (Call 11/15/27)	27	25,505
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	72	66,600
3.00%, 01/15/31 (Call 10/15/30)	40	34,129
3.60%, 01/15/30 (Call 10/15/29)	40	36,034
3.95%, 01/12/28 (Call 10/12/27)	32	30,263
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	57	50,691
4.60%, 04/06/27 (Call 01/06/27)	60	59,040
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(b)	55	49,938
5.00%, 10/01/25(b)	46	45,572
5.88%, 09/01/30 (Call 09/01/25)(b)	30	29,253
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	40	34,200
4.38%, 02/15/30 (Call 11/15/29)(b)	25	22,783
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	72	71,352
TTM Technologies Inc., 4.00%, 03/01/29 (Call 04/01/24)(b)	30	26,930
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	65	61,440
7.13%, 10/01/37	20	22,958

Security	Par (000)	Value

Electronics (continued)
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	$59	$54,428
2.40%, 04/01/28 (Call 02/01/28)	45	39,395
2.95%, 04/01/31 (Call 01/01/31)	38	31,281

		1,437,430

Energy - Alternate Sources — 0.0%
Contemporary Ruiding Development Ltd., 1.88%, 09/17/25 (Call 08/17/25)(e)	200	189,204
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 04/01/24)(b)(c)	30	11,136

		200,340

Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	55	53,863
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	25	23,082
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(b)	35	27,227
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	30	27,747
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(b)	20	17,484
INNOVATE Corp., 8.50%, 02/01/26 (Call 03/11/24)(b)	20	14,900
Sydney Airport Finance Co. Pty. Ltd.
3.38%, 04/30/25 (Call 01/30/25)(b)	27	26,315
3.63%, 04/28/26 (Call 01/28/26)(b)	90	86,664
TopBuild Corp.
3.63%, 03/15/29 (Call 04/01/24)(b)	25	22,443
4.13%, 02/15/32 (Call 10/15/26)(b)	30	26,449
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	27	25,535

		351,709

Entertainment — 0.3%
AMC Entertainment Holdings Inc.
7.50%, 02/15/29 (Call 02/15/25)(b)(c)	55	38,018
10.00%, 06/15/26 (Call 03/11/24), (12.00% PIK)(b)(c)(d)	65	51,418
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(c)	30	28,315
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/01/24)	30	29,682
5.50%, 05/01/25 (Call 04/01/24)(b)	55	54,823
6.50%, 10/01/28 (Call 03/18/24)	15	15,030
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)(c)	45	42,115
5.88%, 03/15/26 (Call 04/01/24)(b)	25	24,698
8.75%, 05/01/25 (Call 04/01/24)(b)(c)	11	11,041
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(b)	40	30,247
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(b)	25	24,716
Motion Bondco DAC, 6.63%, 11/15/27 (Call 04/02/24)(b)	25	24,054
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(b)	25	25,483
SeaWorld Parks & Entertainment Inc.
5.25%, 08/15/29 (Call 08/15/24)(b)	40	37,305
8.75%, 05/01/25 (Call 04/01/24)(b)	20	20,089
Six Flags Entertainment Corp.
5.50%, 04/15/27 (Call 04/01/24)(b)	30	29,462
7.25%, 05/15/31 (Call 05/15/26)(b)(c)	45	45,282

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 04/01/24)(b)	$25	$25,084
Vail Resorts Inc., 6.25%, 05/15/25 (Call 04/01/24)(b)	40	40,116
Warnermedia Holdings Inc.
3.76%, 03/15/27 (Call 02/15/27)	300	283,929
4.05%, 03/15/29 (Call 01/15/29)	135	124,766
4.28%, 03/15/32 (Call 12/15/31)	240	211,809
5.05%, 03/15/42 (Call 09/15/41)	255	214,023
5.14%, 03/15/52 (Call 09/15/51)	385	312,619
5.39%, 03/15/62 (Call 09/15/61)	105	84,516
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)(c)	45	37,810
3.75%, 12/01/29 (Call 12/01/24)(b)	30	26,602
3.88%, 07/15/30 (Call 07/15/25)(b)	35	30,881

		1,923,933

Environmental Control — 0.2%
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(b)	45	39,444
5.00%, 09/01/30 (Call 09/01/25)	25	21,694
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	12	11,129
1.45%, 02/15/31 (Call 11/15/30)	60	47,253
1.75%, 02/15/32 (Call 11/15/31)	102	79,970
2.30%, 03/01/30 (Call 12/01/29)	69	59,263
2.90%, 07/01/26 (Call 04/01/26)	90	85,949
3.05%, 03/01/50 (Call 09/01/49)	35	24,234
3.20%, 03/15/25 (Call 12/15/24)	62	60,535
3.38%, 11/15/27 (Call 08/15/27)	78	73,956
3.95%, 05/15/28 (Call 02/15/28)	33	31,746
5.70%, 05/15/41 (Call 11/15/40)	5	5,187
6.20%, 03/01/40	40	43,580
Veralto Corp., 5.45%, 09/18/33 (Call 06/18/33)(b)	10	10,045
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	25	20,235
2.60%, 02/01/30 (Call 11/01/29)	60	52,866
2.95%, 01/15/52 (Call 07/15/51)	50	33,083
3.05%, 04/01/50 (Call 10/01/49)	35	23,633
3.50%, 05/01/29 (Call 02/01/29)	50	46,836
4.25%, 12/01/28 (Call 09/01/28)	35	33,892
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	52	48,303
1.15%, 03/15/28 (Call 01/15/28)	105	90,957
1.50%, 03/15/31 (Call 12/15/30)	52	41,268
2.50%, 11/15/50 (Call 05/15/50)	22	13,591
3.13%, 03/01/25 (Call 12/01/24)	50	48,935
3.15%, 11/15/27 (Call 08/15/27)	59	55,523
4.10%, 03/01/45 (Call 09/01/44)	65	55,789
4.15%, 04/15/32 (Call 01/15/32)	50	47,099
4.15%, 07/15/49 (Call 01/15/49)	35	29,575
4.88%, 02/15/34 (Call 11/15/33)	80	78,288

		1,313,858

Food — 0.7%
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/24)	18	17,922
5.25%, 09/15/27 (Call 04/01/24)(c)	35	32,559
8.00%, 09/15/28 (Call 09/15/25)(b)(c)	30	31,227
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	70	59,437
4.15%, 03/15/28 (Call 12/15/27)	80	77,166
4.80%, 03/15/48 (Call 09/15/47)	70	61,396

Security	Par (000)	Value

Food (continued)
China Mengniu Dairy Co. Ltd., 2.50%, 06/17/30 (Call 03/17/30)(e)	$200	$170,103
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	80	69,513
4.60%, 11/01/25 (Call 09/01/25)	115	113,295
4.85%, 11/01/28 (Call 08/01/28)	116	113,991
5.30%, 11/01/38 (Call 05/01/38)	78	73,653
5.40%, 11/01/48 (Call 05/01/48)	50	46,144
8.25%, 09/15/30	45	51,673
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	35	29,236
3.50%, 10/01/26 (Call 07/01/26)	15	14,383
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	55	45,075
2.88%, 04/15/30 (Call 01/15/30)	75	66,221
3.00%, 02/01/51 (Call 08/01/50)	50	32,228
3.20%, 02/10/27 (Call 11/10/26)	75	71,288
4.00%, 04/17/25 (Call 02/17/25)	90	88,571
4.15%, 02/15/43 (Call 08/15/42)	5	4,180
4.20%, 04/17/28 (Call 01/17/28)	96	93,084
4.70%, 04/17/48 (Call 10/17/47)(c)	35	31,564
5.40%, 06/15/40	22	21,625
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	30	26,483
1.80%, 06/11/30 (Call 03/11/30)	65	53,941
3.05%, 06/03/51 (Call 12/03/50)	70	46,974
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	60	52,723
3.20%, 10/01/26 (Call 07/01/26)	52	49,587
3.90%, 06/01/50 (Call 12/01/49)	25	18,312
J M Smucker Co. (The)
5.90%, 11/15/28 (Call 10/15/28)	50	51,467
6.20%, 11/15/33 (Call 08/15/33)	60	63,472
6.50%, 11/15/53 (Call 05/15/53)	60	65,326
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	25	19,950
2.38%, 03/15/30 (Call 12/15/29)	60	51,463
2.75%, 09/15/41 (Call 03/15/41)	10	6,680
3.38%, 12/15/27 (Call 09/15/27)	35	33,003
3.55%, 03/15/50 (Call 09/15/49)	20	14,008
4.25%, 03/15/35	60	53,729
4.38%, 03/15/45	40	33,426
Kellanova
3.25%, 04/01/26	105	100,928
4.30%, 05/15/28 (Call 02/15/28)	70	67,978
Series B, 7.45%, 04/01/31	50	55,939
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	100	95,414
3.75%, 04/01/30 (Call 01/01/30)	70	65,260
3.88%, 05/15/27 (Call 02/15/27)	115	110,996
4.25%, 03/01/31 (Call 12/01/30)	35	33,237
4.38%, 06/01/46 (Call 12/01/45)	120	99,542
4.63%, 01/30/29 (Call 10/30/28)	35	34,326
4.63%, 10/01/39 (Call 04/01/39)	40	36,125
4.88%, 10/01/49 (Call 04/01/49)	85	75,851
5.00%, 07/15/35 (Call 01/15/35)	70	68,330
5.00%, 06/04/42	60	55,350
5.20%, 07/15/45 (Call 01/15/45)	85	79,344
5.50%, 06/01/50 (Call 12/01/49)	35	34,064
6.50%, 02/09/40	55	59,327
6.75%, 03/15/32	25	27,500

32	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
6.88%, 01/26/39	$45	$50,397
7.13%, 08/01/39(b)	45	51,167
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	55	49,757
4.38%, 01/31/32 (Call 01/31/27)(b)	40	35,684
4.88%, 05/15/28 (Call 11/15/27)(b)	30	29,055
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	45	41,400
1.85%, 02/15/31 (Call 11/15/30)	25	20,098
2.50%, 04/15/30 (Call 01/15/30)	55	47,071
3.40%, 08/15/27 (Call 05/15/27)	60	56,754
4.20%, 08/15/47 (Call 02/15/47)(c)	27	22,342
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(b)	65	57,832
4.63%, 04/15/30 (Call 04/15/25)(b)	80	72,669
5.50%, 12/15/29 (Call 12/15/24)(b)	70	66,843
5.63%, 01/15/28 (Call 03/18/24)(b)	50	49,068
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	60	46,206
3.00%, 10/15/30 (Call 07/15/30)(b)	20	16,439
4.25%, 02/01/27 (Call 11/01/26)(b)	95	90,814
5.20%, 04/01/29 (Call 01/01/29)(b)	5	4,793
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 03/18/24)(c)	27	23,877
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(b)	30	27,504
4.75%, 02/15/29 (Call 04/01/24)(b)	50	46,923
6.88%, 09/15/28 (Call 09/15/25)(b)	30	30,549
7.25%, 01/15/32 (Call 09/15/26)(b)	25	25,820
United Natural Foods Inc., 6.75%, 10/15/28 (Call 04/01/24)(b)	30	24,976

		4,143,627

Food Service — 0.0%
Aramark Services Inc.
5.00%, 04/01/25 (Call 04/01/24)(b)	25	24,828
5.00%, 02/01/28 (Call 04/01/24)(b)	65	62,364

		87,192

Forest Products & Paper — 0.1%
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(b)	35	32,377
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(b)(c)	30	25,231
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	54	45,734
4.40%, 08/15/47 (Call 02/15/47)(c)	39	32,412
4.80%, 06/15/44 (Call 12/15/43)	33	29,383
5.00%, 09/15/35 (Call 03/15/35)	30	29,082
5.15%, 05/15/46 (Call 11/15/45)	25	23,198
6.00%, 11/15/41 (Call 05/15/41)	50	51,501
Inversiones CMPC SA, 6.13%, 06/23/33 (Call 03/23/33)(e)	200	202,011
Mercer International Inc.
5.13%, 02/01/29 (Call 03/11/24)	50	43,148
5.50%, 01/15/26 (Call 04/01/24)	16	15,468
12.88%, 10/01/28 (Call 10/01/25)(b)	15	15,889

		545,434

Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 04/15/28 (Call 03/15/28)(b)	70	70,405
6.30%, 02/15/30 (Call 12/15/29)(b)	100	101,750
6.40%, 04/15/33 (Call 01/15/33)(b)	80	82,102

Security	Par (000)	Value

Hand & Machine Tools (continued)
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	$35	$24,567
3.25%, 03/01/27 (Call 12/01/26)	7	6,702
4.10%, 03/01/48 (Call 09/01/47)	25	20,865
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	80	67,160
2.75%, 11/15/50 (Call 05/15/50)	65	37,877
3.40%, 03/01/26 (Call 01/01/26)	37	35,662
4.00%, 03/15/60 (Call 03/15/25), (5-year CMT + 2.657%)(a)	30	26,705
4.25%, 11/15/28 (Call 08/15/28)	20	19,297
4.85%, 11/15/48 (Call 05/15/48)	30	25,959
5.20%, 09/01/40	21	19,706

		538,757

Health Care - Products — 0.4%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	55	46,075
2.30%, 03/12/31 (Call 12/12/30)	80	66,746
2.75%, 09/15/29 (Call 06/15/29)	50	44,736
3.05%, 09/22/26 (Call 06/22/26)	50	47,545
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)	50	42,921
3.00%, 09/23/29 (Call 06/23/29)(b)	70	62,759
3.80%, 09/23/49 (Call 03/23/49)(b)	65	50,363
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(b)	45	40,341
4.63%, 07/15/28 (Call 04/01/24)(b)	90	84,929
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	65	40,924
2.80%, 12/10/51 (Call 06/10/51)(c)	45	29,160
3.35%, 09/15/25 (Call 06/15/25)	30	29,261
4.38%, 09/15/45 (Call 03/15/45)	50	44,302
Dentsply Sirona Inc., 3.25%, 06/01/30 (Call 03/01/30)	80	69,724
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	65	57,726
3.25%, 11/15/39 (Call 05/15/39)	35	27,807
3.40%, 11/15/49 (Call 05/15/49)	82	61,091
Embecta Corp.
5.00%, 02/15/30 (Call 02/15/27)(b)	30	23,899
6.75%, 02/15/30 (Call 02/15/27)(b)(c)	15	12,908
GE HealthCare Technologies Inc.
5.65%, 11/15/27 (Call 10/15/27)	105	106,608
5.91%, 11/22/32 (Call 08/22/32)	115	119,391
6.38%, 11/22/52 (Call 05/22/52)	110	121,905
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)	45	42,291
3.63%, 03/15/32 (Call 12/15/31)	90	78,632
4.38%, 03/15/42 (Call 09/15/41)	20	16,576
Hologic Inc.
3.25%, 02/15/29 (Call 04/01/24)(b)	55	49,044
4.63%, 02/01/28 (Call 04/01/24)(b)	20	19,167
Neogen Food Safety Corp., 8.63%, 07/20/30 (Call 07/20/27)(b)	20	21,277
Revvity Inc.
1.90%, 09/15/28 (Call 07/15/28)	25	21,597
2.25%, 09/15/31 (Call 06/15/31)	50	40,640
2.55%, 03/15/31 (Call 12/15/30)	17	14,238
3.30%, 09/15/29 (Call 06/15/29)	43	38,710
3.63%, 03/15/51 (Call 09/15/50)	33	22,963
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)	90	76,537

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)	$150	$125,566
3.50%, 03/15/26 (Call 12/15/25)	125	121,206
4.63%, 03/15/46 (Call 09/15/45)	110	99,651
Teleflex Inc.
4.25%, 06/01/28 (Call 04/01/24)(b)	30	28,068
4.63%, 11/15/27 (Call 03/18/24)	30	28,647
Varex Imaging Corp., 7.88%, 10/15/27 (Call 04/01/24)(b)	19	19,221
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	85	71,100
3.05%, 01/15/26 (Call 12/15/25)	100	96,061

		2,262,313

Health Care - Services — 0.8%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 04/01/24)(b)	30	28,357
5.50%, 07/01/28 (Call 04/01/24)(b)	30	29,082
AHP Health Partners Inc., 5.75%, 07/15/29
(Call 07/15/24)(b)	20	18,113
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 04/01/24)(b)	35	33,840
3.50%, 04/01/30 (Call 04/01/25)(b)	40	38,612
5.00%, 07/15/27 (Call 04/01/24)(b)	30	29,585
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 04/01/24)(b)	30	27,158
4.00%, 03/15/31 (Call 03/15/26)(b)	30	26,452
4.25%, 05/01/28 (Call 03/18/24)(b)	30	28,143
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	80	65,631
4.63%, 06/01/30 (Call 06/01/25)(b)	150	131,920
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)	120	101,939
2.55%, 03/15/31 (Call 12/15/30)	100	84,759
2.88%, 09/15/29 (Call 06/15/29)	75	67,253
3.13%, 05/15/50 (Call 11/15/49)	85	58,016
3.60%, 03/15/51 (Call 09/15/50)	95	70,721
3.65%, 12/01/27 (Call 09/01/27)	111	106,145
3.70%, 09/15/49 (Call 03/15/49)	20	15,148
4.10%, 03/01/28 (Call 12/01/27)	150	145,081
4.10%, 05/15/32 (Call 02/15/32)	10	9,217
4.38%, 12/01/47 (Call 06/01/47)	95	80,671
4.55%, 03/01/48 (Call 09/01/47)	75	65,314
4.55%, 05/15/52 (Call 11/15/51)	20	17,346
4.63%, 05/15/42	35	31,492
4.65%, 01/15/43	40	36,097
4.65%, 08/15/44 (Call 02/15/44)	5	4,444
4.75%, 02/15/33 (Call 11/15/32)	120	115,901
5.13%, 02/15/53 (Call 08/15/52)	90	85,191
6.10%, 10/15/52 (Call 04/15/52)	65	69,726
6.38%, 06/15/37	20	21,569
Encompass Health Corp.
4.50%, 02/01/28 (Call 04/01/24)	47	44,460
4.63%, 04/01/31 (Call 04/01/26)	25	22,584
4.75%, 02/01/30 (Call 02/01/25)	45	41,748
5.75%, 09/15/25 (Call 04/01/24)	20	19,915
Fortrea Holdings Inc., 7.50%, 07/01/30 (Call 07/01/26)(b)(c)	35	35,792
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	75	60,986
3.38%, 03/15/29 (Call 01/15/29)	55	50,155
3.50%, 09/01/30 (Call 03/01/30)	125	111,741

Security	Par (000)	Value

Health Care - Services (continued)
3.50%, 07/15/51 (Call 01/15/51)	$90	$60,751
4.13%, 06/15/29 (Call 03/15/29)	100	94,042
4.50%, 02/15/27 (Call 08/15/26)	148	144,926
4.63%, 03/15/52 (Call 09/15/51)	110	90,020
5.20%, 06/01/28 (Call 05/01/28)	15	14,938
5.25%, 04/15/25	95	94,576
5.25%, 06/15/26 (Call 12/15/25)	135	134,174
5.25%, 06/15/49 (Call 12/15/48)	115	103,020
5.38%, 09/01/26 (Call 03/01/26)	120	119,652
5.50%, 06/01/33 (Call 03/01/33)	70	69,518
5.50%, 06/15/47 (Call 12/15/46)	90	83,881
5.63%, 09/01/28 (Call 03/01/28)	100	100,742
5.88%, 02/15/26 (Call 08/15/25)	165	165,728
5.88%, 02/01/29 (Call 08/01/28)	60	61,067
5.90%, 06/01/53 (Call 12/01/52)	65	63,849
6.00%, 04/01/54 (Call 10/01/53)	80	79,401
6.10%, 04/01/64 (Call 10/01/63)	40	39,531
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(b)	30	27,597
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	120	107,660
2.15%, 02/03/32 (Call 11/03/31)	55	43,521
3.13%, 08/15/29 (Call 05/15/29)	60	54,202
3.70%, 03/23/29 (Call 02/23/29)	70	65,434
3.95%, 03/15/27 (Call 12/15/26)	68	65,581
3.95%, 08/15/49 (Call 02/15/49)	35	27,356
4.50%, 04/01/25 (Call 03/01/25)	20	19,793
4.63%, 12/01/42 (Call 06/01/42)	27	23,436
4.80%, 03/15/47 (Call 09/15/46)	30	26,137
4.88%, 04/01/30 (Call 01/01/30)	62	61,003
4.95%, 10/01/44 (Call 04/01/44)	55	49,590
5.50%, 03/15/53 (Call 09/15/52)	45	43,594
IQVIA Inc.
5.00%, 10/15/26 (Call 04/01/24)(b)	60	58,698
5.00%, 05/15/27 (Call 04/01/24)(b)	50	48,687
6.50%, 05/15/30 (Call 05/15/26)(b)	35	35,503
ModivCare Inc., 5.88%, 11/15/25 (Call 04/01/24)(b)	35	34,177
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	40	35,109
3.88%, 05/15/32 (Call 02/15/32)(b)	45	38,725
4.38%, 06/15/28 (Call 04/01/24)(b)	45	42,003
Pediatrix Medical Group Inc., 5.38%, 02/15/30 (Call 02/15/25)(b)(c)	25	22,476
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	25	21,337
2.95%, 06/30/30 (Call 03/30/30)	96	84,505
3.45%, 06/01/26 (Call 03/01/26)	75	72,157
3.50%, 03/30/25 (Call 12/30/24)	37	36,325
4.20%, 06/30/29 (Call 03/30/29)	45	43,255
4.70%, 03/30/45 (Call 09/30/44)(c)	25	22,081
6.40%, 11/30/33 (Call 08/30/33)	5	5,347
Select Medical Corp., 6.25%, 08/15/26 (Call 04/01/24)(b)	72	71,848
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 04/01/24)(b)(c)	15	14,967
10.00%, 04/15/27 (Call 04/01/24)(b)(c)	14	14,193

		4,866,417

Home Builders — 0.2%
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 03/18/24)(c)	20	19,455
6.75%, 03/15/25 (Call 03/18/24)(c)	20	19,991
7.25%, 10/15/29 (Call 10/15/24)	20	20,017

34	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(b)	$30	$26,485
6.75%, 06/01/27 (Call 04/01/24)	30	30,052
DR Horton Inc.
1.40%, 10/15/27 (Call 08/15/27)	5	4,410
2.60%, 10/15/25 (Call 09/15/25)	10	9,569
Installed Building Products Inc., 5.75%, 02/01/28 (Call 03/18/24)(b)	20	19,650
KB Home
4.00%, 06/15/31 (Call 12/15/30)(c)	20	17,434
4.80%, 11/15/29 (Call 05/15/29)	15	14,148
6.88%, 06/15/27 (Call 12/15/26)	20	20,627
7.25%, 07/15/30 (Call 07/15/25)(c)	20	20,665
LGI Homes Inc.
4.00%, 07/15/29 (Call 01/15/29)(b)	20	17,258
8.75%, 12/15/28 (Call 12/15/25)(b)	25	26,200
M/I Homes Inc.
3.95%, 02/15/30 (Call 08/15/29)	15	13,375
4.95%, 02/01/28 (Call 03/18/24)	20	19,030
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)(c)	50	42,249
3.85%, 01/15/30 (Call 07/15/29)	30	27,673
3.97%, 08/06/61 (Call 02/06/61)	20	15,217
6.00%, 01/15/43 (Call 10/15/42)	30	29,895
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(b)(c)	30	27,315
5.13%, 06/06/27 (Call 12/06/26)	20	19,702
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	84	74,031
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)(c)	25	24,888
5.50%, 03/01/26 (Call 12/01/25)	44	44,083
6.00%, 02/15/35	41	42,104
6.38%, 05/15/33	25	26,434
7.88%, 06/15/32(c)	20	23,131
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	30	28,332
5.75%, 01/15/28 (Call 10/15/27)(b)	30	29,590
5.88%, 06/15/27 (Call 03/15/27)(b)	30	29,920
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(b)	35	30,984
Toll Brothers Finance Corp., 4.88%, 03/15/27 (Call 12/15/26)	5	4,916
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	20	19,608
5.70%, 06/15/28 (Call 12/15/27)	20	19,660
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 04/01/24)(b)	20	19,738

		877,836

Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/51 (Call 05/15/51)	30	20,684
4.40%, 03/15/29 (Call 12/15/28)	32	30,317
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(b)	45	37,475
4.00%, 04/15/29 (Call 04/15/24)(b)	45	40,365
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	65	53,306
4.50%, 06/01/46 (Call 12/01/45)	30	24,120
4.60%, 05/15/50 (Call 11/15/49)(c)	35	28,180
4.75%, 02/26/29 (Call 11/26/28)(c)	15	14,647

Security	Par (000)	Value

Home Furnishings (continued)
5.50%, 03/01/33 (Call 12/01/32)	$20	$19,830

		268,924

Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/18/24)(b)	35	31,027
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	70	56,831
2.65%, 04/30/30 (Call 02/01/30)	18	15,657
4.88%, 12/06/28 (Call 09/06/28)	30	29,699
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	10	8,252
3.15%, 08/01/27 (Call 05/01/27)	75	70,667
3.95%, 08/01/47 (Call 02/01/47)	65	51,942
5.00%, 06/15/52 (Call 12/15/51)	5	4,716
5.60%, 11/15/32 (Call 08/15/32)	5	5,185
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	85	70,217
3.90%, 05/15/28 (Call 02/15/28)	50	48,053
4.60%, 05/01/32 (Call 02/01/32)(c)	10	9,703
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	64	56,302
2.00%, 11/02/31 (Call 08/02/31)	15	12,326
2.75%, 02/15/26	20	19,248
2.88%, 02/07/50 (Call 08/07/49)	35	23,907
3.05%, 08/15/25	55	53,480
3.10%, 03/26/30 (Call 12/26/29)	25	22,742
3.20%, 04/25/29 (Call 01/25/29)	50	46,392
3.20%, 07/30/46 (Call 01/30/46)	25	18,254
3.90%, 05/04/47 (Call 11/04/46)	30	24,302
3.95%, 11/01/28 (Call 08/01/28)	35	33,945
5.30%, 03/01/41	22	22,003
6.63%, 08/01/37	25	28,801
SC Johnson & Son Inc.
4.00%, 05/15/43 (Call 02/15/43)(b)	15	12,147
4.75%, 10/15/46 (Call 04/16/46)(b)	35	31,179
4.80%, 09/01/40(b)	15	13,382
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)(c)	30	28,496
5.50%, 07/15/30 (Call 07/15/25)(b)	25	24,501

		873,356

Housewares — 0.0%
Newell Brands Inc.
4.88%, 06/01/25 (Call 05/01/25)	26	25,459
5.20%, 04/01/26 (Call 01/01/26)	115	111,645
6.38%, 09/15/27 (Call 06/15/27)(c)	25	24,285
6.38%, 04/01/36 (Call 10/01/35)	25	21,936
6.50%, 04/01/46 (Call 10/01/45)	40	31,964
6.63%, 09/15/29 (Call 06/15/29)(c)	25	23,931

		239,220

Insurance — 1.7%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	40	46,987
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	15	13,855
2.88%, 10/15/26 (Call 07/15/26)	45	42,490
3.60%, 04/01/30 (Call 01/01/30)	88	81,573
4.00%, 10/15/46 (Call 04/15/46)	20	15,922
4.75%, 01/15/49 (Call 07/15/48)	55	49,767
AIA Group Ltd., 3.20%, 09/16/40 (Call 03/16/40)(b)	210	156,906
American International Group Inc.
4.20%, 04/01/28 (Call 01/01/28)	10	9,712

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.38%, 06/30/50 (Call 12/30/49)	$75	$64,343
4.50%, 07/16/44 (Call 01/16/44)	5	4,415
4.75%, 04/01/48 (Call 10/01/47)	75	68,503
4.80%, 07/10/45 (Call 01/10/45)	70	64,107
6.25%, 05/01/36	50	51,877
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3-mo. LIBOR US + 2.868%)(a)	90	88,355
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/52 (Call 08/28/51)	100	75,678
5.00%, 09/12/32 (Call 06/12/32)	70	68,381
5.35%, 02/28/33 (Call 11/28/32)	60	59,893
Aon Global Ltd., 4.75%, 05/15/45 (Call 11/15/44)	100	88,149
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	20	19,312
5.03%, 12/15/46 (Call 06/15/46)	29	26,661
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	70	51,566
7.35%, 05/01/34	15	16,828
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	30	27,918
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	15	12,146
3.50%, 05/20/51 (Call 11/20/50)	20	13,885
5.75%, 03/02/53 (Call 09/02/52)	80	78,763
6.75%, 02/15/54 (Call 08/15/53)	40	44,793
Assurant Inc.
4.90%, 03/27/28 (Call 12/27/27)	65	63,668
7.00%, 03/27/48 (Call 03/27/28), (3-mo. LIBOR US + 4.135%)(a)	25	25,306
AXA SA, 6.38%, (Call 12/14/36), (1-day SOFR + 2.256%)(a)(b)(f)	30	32,850
AXIS Specialty Finance LLC, 4.90%, 01/15/40 (Call 01/15/30), (5-year CMT + 3.186%)(a)	5	4,413
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	25	23,903
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	15	12,257
4.95%, 03/17/52 (Call 09/17/51)	60	51,696
Chubb Corp. (The)
6.00%, 05/11/37	15	16,098
Series 1, 6.50%, 05/15/38	30	33,707
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	55	37,224
3.05%, 12/15/61 (Call 06/15/61)	105	69,708
3.15%, 03/15/25	25	24,441
3.35%, 05/03/26 (Call 02/03/26)	180	173,530
4.15%, 03/13/43	25	21,854
4.35%, 11/03/45 (Call 05/03/45)	60	52,973
6.70%, 05/15/36	35	39,801
Corebridge Global Funding, 0.90%, 09/22/25(b)	75	69,929
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%, (Call 07/24/26), (3-mo. LIBOR US + 3.660%)(a)(b)(f)	30	28,669
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(b)	35	30,835
1.78%, 03/17/31 (Call 12/17/30)(b)	95	75,280
3.08%, 09/17/51 (Call 03/17/51)(b)	30	20,063
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	115	72,065
3.50%, 10/15/50 (Call 04/15/50)	5	3,511
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 (Call 02/17/28)(b)	45	43,496
4.58%, 05/17/48 (Call 11/17/47)(b)	5	4,399

Security	Par (000)	Value

Insurance (continued)
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	$75	$60,478
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	47	44,056
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	50	41,521
4.50%, 04/15/26 (Call 01/15/26)	60	58,851
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	30	19,227
3.60%, 08/19/49 (Call 02/19/49)	26	19,566
4.30%, 04/15/43	20	17,078
4.40%, 03/15/48 (Call 09/15/47)	40	34,544
5.95%, 10/15/36	15	15,509
6.10%, 10/01/41	35	36,467
Jackson Financial Inc., 3.13%, 11/23/31 (Call 08/23/31)	85	70,381
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(b)	5	3,752
3.95%, 05/15/60 (Call 11/15/59)(b)	45	32,230
4.13%, 12/15/51 (Call 09/15/26), (5-year CMT + 3.315%)(a)(b)	25	21,929
4.30%, 02/01/61 (Call 02/01/26)(b)	40	25,469
5.50%, 06/15/52 (Call 12/15/51)(b)	135	129,147
7.80%, 03/07/87(b)	25	25,661
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	50	43,767
3.35%, 03/09/25	40	39,032
3.40%, 01/15/31 (Call 10/15/30)	50	43,769
3.63%, 12/12/26 (Call 09/15/26)(c)	45	42,962
3.80%, 03/01/28 (Call 12/01/27)	26	24,734
4.35%, 03/01/48 (Call 09/01/47)	25	19,362
4.38%, 06/15/50 (Call 12/15/49)	24	18,526
6.30%, 10/09/37	5	5,129
7.00%, 06/15/40	50	54,519
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	81	68,297
3.50%, 03/10/25 (Call 12/10/24)	67	65,807
3.75%, 03/14/26 (Call 12/14/25)	81	79,025
4.20%, 03/01/48 (Call 09/01/47)	65	54,112
4.35%, 01/30/47 (Call 07/30/46)	30	25,450
4.38%, 03/15/29 (Call 12/15/28)	140	136,913
4.75%, 03/15/39 (Call 09/15/38)	85	80,024
4.90%, 03/15/49 (Call 09/15/48)	77	71,202
5.45%, 03/15/54 (Call 09/15/53)	100	99,371
5.70%, 09/15/53 (Call 03/15/53)	60	62,142
5.75%, 11/01/32 (Call 08/01/32)	15	15,665
5.88%, 08/01/33	70	73,884
Massachusetts Mutual Life Insurance Co., 3.20%, 12/01/61(b)	200	125,095
MassMutual Global Funding II
2.15%, 03/09/31(b)	85	69,563
4.50%, 04/10/26(b)	205	202,715
5.05%, 06/14/28(b)	205	204,563
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (Call 04/26/28), (5-year USD ICE Swap + 3.150%)(a)(b)	40	39,048
5.20%, 10/20/45 (Call 10/20/25), (5-year USD Swap + 4.230%)(a)(b)	35	34,430
Metropolitan Life Global Funding I
0.95%, 07/02/25(b)	30	28,332
1.55%, 01/07/31(b)	70	55,097

36	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
1.88%, 01/11/27(b)	$165	$150,595
2.95%, 04/09/30(b)	155	136,115
3.45%, 12/18/26(b)	120	114,958
5.15%, 03/28/33(b)	150	148,459
MGIC Investment Corp., 5.25%, 08/15/28 (Call 03/18/24)	35	33,821
Munich Re America Corp., Series B, 7.45%, 12/15/26	90	95,361
New York Life Global Funding
0.85%, 01/15/26(b)	185	171,282
1.20%, 08/07/30(b)	10	7,869
3.60%, 08/05/25(b)	140	137,076
4.55%, 01/28/33(b)	220	209,208
4.90%, 06/13/28(b)	165	164,461
5.00%, 01/09/34(b)	100	98,210
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(b)	165	125,707
4.45%, 05/15/69 (Call 11/15/68)(b)	15	12,031
5.88%, 05/15/33(b)	20	20,680
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	40	33,198
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	60	49,911
3.10%, 11/15/26 (Call 08/15/26)	40	37,952
3.40%, 05/15/25 (Call 02/15/25)	20	19,534
3.70%, 05/15/29 (Call 02/15/29)	25	23,320
4.30%, 11/15/46 (Call 05/15/46)	30	24,844
4.35%, 05/15/43	22	19,120
4.63%, 09/15/42	20	17,927
6.05%, 10/15/36	51	53,653
Principal Life Global Funding II
0.88%, 01/12/26(b)	50	46,008
1.25%, 06/23/25(b)	63	59,761
1.50%, 08/27/30(b)	40	31,593
1.63%, 11/19/30(b)	15	11,713
2.50%, 09/16/29(b)	21	18,215
3.00%, 04/18/26(b)	85	80,795
Progressive Corp. (The)
2.45%, 01/15/27	35	32,658
3.20%, 03/26/30 (Call 12/26/29)	65	58,721
3.70%, 01/26/45	25	20,223
3.95%, 03/26/50 (Call 09/26/49)	35	28,494
4.00%, 03/01/29 (Call 12/01/28)	27	25,971
4.13%, 04/15/47 (Call 10/15/46)	62	52,068
4.20%, 03/15/48 (Call 09/15/47)	40	34,385
4.35%, 04/25/44	15	13,276
6.25%, 12/01/32	73	79,246
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	90	79,041
4.30%, 09/30/28 (Call 06/30/28)(b)(c)	60	57,980
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	60	55,901
2.10%, 03/10/30 (Call 12/10/29)	79	67,554
3.00%, 03/10/40 (Call 09/10/39)	45	33,544
3.70%, 10/01/50 (Call 07/01/30), (5-year CMT + 3.035%)(a)	75	65,398
3.70%, 03/13/51 (Call 09/13/50)	80	60,738
3.88%, 03/27/28 (Call 12/27/27)	60	57,646
3.91%, 12/07/47 (Call 06/07/47)	65	51,309
3.94%, 12/07/49 (Call 06/07/49)	82	64,268
4.35%, 02/25/50 (Call 08/25/49)	75	63,416
4.42%, 03/27/48 (Call 09/27/47)	45	38,412

Security	Par (000)	Value

Insurance (continued)
5.13%, 03/01/52 (Call 11/28/31), (5-year CMT + 3.162%)(a)	$30	$28,031
5.70%, 12/14/36	67	69,133
5.70%, 09/15/48 (Call 09/15/28), (3-mo. LIBOR US + 2.665%)(a)	105	102,566
5.75%, 07/15/33	23	24,133
6.00%, 09/01/52 (Call 06/01/32), (5-year CMT + 3.234%)(a)	95	94,695
6.63%, 12/01/37	25	27,803
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	72	63,640
3.90%, 05/15/29 (Call 02/15/29)	73	68,870
3.95%, 09/15/26 (Call 06/15/26)	25	24,448
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	75	66,877
2.75%, 05/07/25(b)	15	14,451
2.75%, 01/21/27(b)	40	36,551
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	15	14,200
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29), (5-year CMT + 3.582%)(a)(b)	200	193,580
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	65	40,462
3.75%, 05/15/46 (Call 11/15/45)	39	30,920
4.00%, 05/30/47 (Call 11/30/46)	60	49,478
4.05%, 03/07/48 (Call 09/07/47)	30	25,149
4.10%, 03/04/49 (Call 09/04/48)	37	31,098
4.30%, 08/25/45 (Call 02/25/45)	45	39,218
4.60%, 08/01/43	25	23,222
5.35%, 11/01/40	30	30,329
5.45%, 05/25/53 (Call 11/25/52)	50	51,004
6.25%, 06/15/37	60	65,934
6.75%, 06/20/36	50	57,008
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	70	68,594
Unum Group, 4.13%, 06/15/51 (Call 12/15/50)	65	47,705
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	88	78,197
3.88%, 09/15/49 (Call 03/15/49)	39	28,913
4.50%, 09/15/28 (Call 06/15/28)	57	55,002
4.65%, 06/15/27 (Call 05/15/27)	25	24,535
5.05%, 09/15/48 (Call 03/15/48)	20	17,906
XL Group Ltd., 5.25%, 12/15/43	30	28,023
Zurich Finance Ireland Designated Activity Co., 3.00%, 04/19/51 (Call 01/19/31), (5-year CMT + 2.777%)(a)(e)	200	162,633

		9,890,796

Internet — 0.4%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	50	41,359
4.00%, 12/06/37 (Call 06/06/37)	15	12,934
4.20%, 12/06/47 (Call 06/06/47)	255	207,407
4.50%, 11/28/34 (Call 05/28/34)	200	187,297
Baidu Inc., 2.38%, 08/23/31 (Call 05/23/31)	210	173,223
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	90	85,645
3.60%, 06/01/26 (Call 03/01/26)	81	78,499
3.65%, 03/15/25 (Call 12/15/24)	95	93,418
4.63%, 04/13/30 (Call 01/13/30)	105	103,182
Cars.com Inc., 6.38%, 11/01/28 (Call 04/01/24)(b)	25	24,204

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(b)(c)	$35	$33,418
7.00%, 06/15/27 (Call 06/15/24)(b)	25	24,968
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	75	69,157
1.90%, 03/11/25 (Call 02/11/25)	138	133,164
2.60%, 05/10/31 (Call 02/10/31)	55	46,619
2.70%, 03/11/30 (Call 12/11/29)	70	61,160
3.60%, 06/05/27 (Call 03/05/27)	77	73,540
3.65%, 05/10/51 (Call 11/10/50)	60	43,390
4.00%, 07/15/42 (Call 01/15/42)	65	51,566
Gen Digital Inc.
5.00%, 04/15/25 (Call 03/11/24)(b)	60	59,404
6.75%, 09/30/27 (Call 09/30/24)(b)	50	50,302
7.13%, 09/30/30 (Call 09/30/25)(b)(c)	35	35,754
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 04/01/24)(b)	45	40,081
5.25%, 12/01/27 (Call 04/01/24)(b)	40	38,828
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 03/11/24)(b)	30	26,160
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(e)	200	188,460
Prosus NV
3.68%, 01/21/30 (Call 10/21/29)(e)	200	172,532
4.99%, 01/19/52 (Call 07/19/51)(e)	200	146,728
Rakuten Group Inc.
5.13%, (Call 04/22/26), (5-year CMT + 4.578%)(a)(b)(c)(f)	45	38,261
6.25%, (Call 04/22/31), (5-year CMT + 4.956%)(a)(b)(f)	40	28,826
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	75	62,343
4.75%, 07/15/27 (Call 04/01/24)	40	39,213
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	25	22,426

		2,493,468

Iron & Steel — 0.2%
ATI Inc.
4.88%, 10/01/29 (Call 10/01/24)	20	18,583
5.13%, 10/01/31 (Call 10/01/26)	20	18,301
5.88%, 12/01/27 (Call 04/01/24)	25	24,491
7.25%, 08/15/30 (Call 08/15/26)	25	25,711
Carpenter Technology Corp.
6.38%, 07/15/28 (Call 04/01/24)	20	19,925
7.63%, 03/15/30 (Call 03/15/25)	20	20,656
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 04/01/24)(b)(c)	25	23,137
4.88%, 03/01/31 (Call 03/01/26)(b)(c)	20	18,012
5.88%, 06/01/27 (Call 04/01/24)	31	30,676
6.25%, 10/01/40	15	13,095
6.75%, 03/15/26 (Call 04/01/24)(b)	45	45,372
6.75%, 04/15/30 (Call 04/15/26)(b)	45	44,673
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	20	17,495
4.13%, 01/15/30 (Call 01/15/25)	15	13,697
4.38%, 03/15/32 (Call 03/15/27)	20	17,808
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(e)	200	186,973
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(b)	30	30,537
8.13%, 05/01/27 (Call 04/01/24)(b)	46	46,405
8.50%, 05/01/30 (Call 05/01/25)(b)	40	41,343
9.25%, 10/01/28 (Call 10/01/25)(b)	55	57,760

Security	Par (000)	Value

Iron & Steel (continued)
Reliance Inc.
1.30%, 08/15/25 (Call 07/15/25)	$115	$107,941
2.15%, 08/15/30 (Call 05/15/30)	70	58,078
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	60	53,332
2.40%, 06/15/25 (Call 05/15/25)	62	59,558
3.25%, 01/15/31 (Call 10/15/30)	25	22,155
3.25%, 10/15/50 (Call 04/15/50)	15	9,824
3.45%, 04/15/30 (Call 01/15/30)	30	27,263
5.00%, 12/15/26 (Call 04/01/24)	40	39,673
U.S. Steel Corp., 6.65%, 06/01/37	15	15,493

		1,107,967

Leisure Time — 0.1%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)	25	19,671
4.40%, 09/15/32 (Call 06/15/32)(c)	15	13,379
5.10%, 04/01/52 (Call 10/01/51)	25	19,761
Harley-Davidson Financial Services Inc., 3.05%, 02/14/27 (Call 01/14/27)(b)	10	9,370
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	28	22,086
NCL Corp. Ltd.
5.88%, 03/15/26 (Call 12/15/25)(b)	80	78,116
5.88%, 02/15/27 (Call 03/11/24)(b)	60	59,284
7.75%, 02/15/29 (Call 11/15/28)(b)(c)	35	35,865
8.13%, 01/15/29 (Call 01/15/26)(b)	40	42,144
8.38%, 02/01/28 (Call 02/01/25)(b)	30	31,512
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(b)(c)	25	24,389

		355,577

Lodging — 0.1%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	85	72,614
3.75%, 05/01/29 (Call 05/01/24)(b)	45	40,978
4.00%, 05/01/31 (Call 05/01/26)(b)	61	54,219
4.88%, 01/15/30 (Call 01/15/25)	50	47,548
5.38%, 05/01/25 (Call 03/11/24)(b)	26	25,975
5.75%, 05/01/28 (Call 04/01/24)(b)	35	34,913
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)	30	26,475
5.00%, 06/01/29 (Call 06/01/24)(b)	50	46,346
6.63%, 01/15/32 (Call 01/15/27)(b)	50	50,004
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 03/18/24)	35	34,152
Hyatt Hotels Corp.
5.75%, 01/30/27 (Call 12/30/26)	90	91,078
5.75%, 04/23/30 (Call 01/23/30)	35	35,665
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(b)(c)	30	27,210
4.75%, 01/15/28 (Call 04/01/24)	25	23,236
Studio City Co. Ltd., 7.00%, 02/15/27 (Call 04/01/24)(b)	50	49,801
Studio City Finance Ltd., 5.00%, 01/15/29 (Call 04/01/24)(b)	70	61,260
Travel & Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(b)	35	32,102
4.63%, 03/01/30 (Call 12/01/29)(b)(c)	20	18,055
6.00%, 04/01/27 (Call 01/01/27)	30	29,849
6.60%, 10/01/25 (Call 07/01/25)	25	25,244

38	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
6.63%, 07/31/26 (Call 04/30/26)(b)	$35	$35,360

		862,084

Machinery — 0.7%
ABB Finance USA Inc., 4.38%, 05/08/42	10	8,975
ATS Corp., 4.13%, 12/15/28 (Call 04/01/24)(b)	25	22,809
Caterpillar Financial Services Corp.
0.80%, 11/13/25	45	41,947
0.90%, 03/02/26	105	96,923
1.10%, 09/14/27	169	148,916
1.15%, 09/14/26	10	9,116
1.45%, 05/15/25	95	90,853
1.70%, 01/08/27	55	50,574
2.40%, 08/09/26(c)	50	47,143
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	25	20,978
2.60%, 09/19/29 (Call 06/19/29)	106	95,425
2.60%, 04/09/30 (Call 01/09/30)	44	39,092
3.25%, 09/19/49 (Call 03/19/49)	50	36,800
3.25%, 04/09/50 (Call 10/09/49)	65	48,050
3.80%, 08/15/42	60	50,066
4.30%, 05/15/44 (Call 11/15/43)	50	45,160
4.75%, 05/15/64 (Call 11/15/63)	40	36,170
5.20%, 05/27/41	75	75,776
6.05%, 08/15/36	40	43,818
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(b)	80	82,538
9.50%, 01/01/31 (Call 01/01/26)(b)	31	33,300
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	12	10,972
1.88%, 01/15/26 (Call 12/15/25)	75	70,291
5.50%, 01/12/29 (Call 12/12/28)	20	20,266
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	104	99,788
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	112	109,071
2.88%, 09/07/49 (Call 03/07/49)	40	27,835
3.10%, 04/15/30 (Call 01/15/30)	81	73,698
3.75%, 04/15/50 (Call 10/15/49)	60	49,118
3.90%, 06/09/42 (Call 12/09/41)	75	64,000
5.38%, 10/16/29	25	25,812
7.13%, 03/03/31	25	28,543
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	50	44,601
3.15%, 11/15/25 (Call 08/15/25)	72	69,428
5.38%, 10/15/35	10	10,169
5.38%, 03/01/41 (Call 12/01/40)	37	36,392
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	25	20,436
3.50%, 10/01/30 (Call 07/01/30)	49	43,103
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	50	42,141
3.00%, 05/01/30 (Call 02/01/30)	74	64,612
John Deere Capital Corp.
0.70%, 01/15/26	62	57,393
1.05%, 06/17/26	57	52,253
1.30%, 10/13/26	35	31,977
1.45%, 01/15/31	22	17,758
1.50%, 03/06/28	12	10,569
1.75%, 03/09/27	75	68,575
2.00%, 06/17/31	32	26,451
2.25%, 09/14/26	90	84,250
2.45%, 01/09/30	71	62,390

Security	Par (000)	Value

Machinery (continued)
2.65%, 06/10/26	$77	$73,388
2.80%, 09/08/27	90	84,218
2.80%, 07/18/29	60	54,539
3.05%, 01/06/28	43	40,568
3.40%, 06/06/25	114	111,696
3.40%, 09/11/25	68	66,397
3.45%, 03/13/25	91	89,372
3.45%, 03/07/29	72	67,895
4.15%, 09/15/27	40	39,201
4.50%, 01/16/29	200	197,094
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 03/18/24)(b)(c)	21	20,997
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)(c)	26	23,651
nVent Finance Sarl, 2.75%, 11/15/31 (Call 08/15/31)	60	48,914
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	166	159,895
2.29%, 04/05/27 (Call 02/05/27)	75	69,303
2.57%, 02/15/30 (Call 11/15/29)	120	104,512
3.11%, 02/15/40 (Call 08/15/39)	70	53,224
3.36%, 02/15/50 (Call 08/15/49)	35	25,314
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	25	14,938
3.50%, 03/01/29 (Call 12/01/28)	110	104,816
4.20%, 03/01/49 (Call 09/01/48)	45	38,343
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(b)	30	29,404
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)	35	32,780
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(b)	50	46,162
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	55	50,945
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	45	42,789
4.70%, 09/15/28 (Call 06/15/28)	60	58,529
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	55	49,141
2.25%, 01/30/31 (Call 10/30/30)	50	41,891
3.25%, 11/01/26 (Call 08/01/26)	75	71,602
4.38%, 11/01/46 (Call 05/01/46)	22	18,613

		4,376,452

Machinery - Diversified — 0.0%
Ingersoll Rand Inc., 5.70%, 08/14/33 (Call 05/14/33)	20	20,355

Manufacturing — 0.3%
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	41	35,659
3.75%, 12/01/27 (Call 09/01/27)	64	60,820
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	115	108,686
3.92%, 09/15/47 (Call 03/15/47)	20	16,363
4.00%, 11/02/32	35	32,793
4.15%, 11/02/42	60	52,087
4.70%, 08/23/52 (Call 02/23/52)	45	41,519
Enpro Inc., 5.75%, 10/15/26 (Call 04/01/24)	25	24,722
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 04/01/24)(b)(c)	30	29,968
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)	25	21,317
5.00%, 09/15/26 (Call 07/15/26)	21	20,566
5.75%, 06/15/25 (Call 03/11/24)	20	19,898
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	70	66,549

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.90%, 09/01/42 (Call 03/01/42)	$48	$40,869
4.88%, 09/15/41 (Call 03/15/41)	67	64,737
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	5	4,756
3.25%, 06/14/29 (Call 03/14/29)	81	74,531
4.00%, 06/14/49 (Call 12/14/48)	40	32,637
4.10%, 03/01/47 (Call 09/01/46)	35	28,740
4.20%, 11/21/34 (Call 05/21/34)	56	51,564
4.45%, 11/21/44 (Call 05/21/44)	30	26,316
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	45	43,400
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(b)	250	222,572
2.15%, 03/11/31(b)	280	233,381
3.30%, 09/15/46(b)	260	196,589
6.13%, 08/17/26(b)	270	276,898
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)	80	74,180
2.25%, 04/01/28 (Call 02/01/28)	120	107,526
Trinity Industries Inc., 7.75%, 07/15/28 (Call 07/15/25)(b)	20	20,705

		2,030,348

Media — 1.7%
Belo Corp.
7.25%, 09/15/27(c)	15	15,203
7.75%, 06/01/27(c)	15	15,376
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)(c)	40	30,201
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(b)	200	160,806
4.25%, 01/15/34 (Call 01/15/28)(b)	110	82,265
4.50%, 08/15/30 (Call 02/15/25)(b)	200	165,901
4.50%, 05/01/32 (Call 05/01/26)	170	134,332
4.50%, 06/01/33 (Call 06/01/27)(b)	100	76,955
4.75%, 03/01/30 (Call 09/01/24)(b)	200	170,163
4.75%, 02/01/32 (Call 02/01/27)(b)	65	52,474
5.00%, 02/01/28 (Call 03/18/24)(b)	200	184,728
5.13%, 05/01/27 (Call 04/01/24)(b)	175	165,401
5.38%, 06/01/29 (Call 06/01/24)(b)	45	40,614
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32 (Call 11/01/31)	40	30,385
3.50%, 06/01/41 (Call 12/01/40)	160	105,862
3.85%, 04/01/61 (Call 10/01/60)	365	211,513
3.90%, 06/01/52 (Call 12/01/51)	550	345,136
4.20%, 03/15/28 (Call 12/15/27)	165	154,599
4.40%, 04/01/33 (Call 01/01/33)(c)	95	82,967
4.80%, 03/01/50 (Call 09/01/49)	50	36,125
4.91%, 07/23/25 (Call 04/23/25)	265	261,303
5.05%, 03/30/29 (Call 12/30/28)	145	138,712
5.75%, 04/01/48 (Call 10/01/47)	75	62,327
6.38%, 10/23/35 (Call 04/23/35)	190	183,569
6.48%, 10/23/45 (Call 04/23/45)	400	365,313
6.65%, 02/01/34 (Call 11/01/33)(c)	5	5,009
6.83%, 10/23/55 (Call 04/23/55)	5	4,729
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	200	159,359
1.95%, 01/15/31 (Call 10/15/30)	210	172,452
2.45%, 08/15/52 (Call 02/15/52)	105	60,247
2.65%, 02/01/30 (Call 11/01/29)	145	127,617
2.65%, 08/15/62 (Call 02/15/62)(c)	90	50,177
2.80%, 01/15/51 (Call 07/15/50)	100	62,470
2.89%, 11/01/51 (Call 05/01/51)	300	190,044

Security	Par (000)	Value

Media (continued)
2.94%, 11/01/56 (Call 05/01/56)	$385	$237,060
2.99%, 11/01/63 (Call 05/01/63)	250	149,595
3.15%, 03/01/26 (Call 12/01/25)	55	53,083
3.15%, 02/15/28 (Call 11/15/27)	45	42,202
3.20%, 07/15/36 (Call 01/15/36)	15	12,112
3.25%, 11/01/39 (Call 05/01/39)	80	61,437
3.30%, 02/01/27 (Call 11/01/26)	120	115,041
3.30%, 04/01/27 (Call 02/01/27)	50	47,699
3.40%, 04/01/30 (Call 01/01/30)	205	187,610
3.40%, 07/15/46 (Call 01/15/46)	50	36,678
3.45%, 02/01/50 (Call 08/01/49)	160	114,902
3.55%, 05/01/28 (Call 02/01/28)	30	28,469
3.75%, 04/01/40 (Call 10/01/39)	100	81,726
3.90%, 03/01/38 (Call 09/01/37)	95	81,520
3.95%, 10/15/25 (Call 08/15/25)	170	167,054
3.97%, 11/01/47 (Call 05/01/47)	115	91,215
4.00%, 03/01/48 (Call 09/01/47)	75	59,462
4.00%, 11/01/49 (Call 05/01/49)	145	114,677
4.05%, 11/01/52 (Call 05/01/52)	80	63,098
4.15%, 10/15/28 (Call 07/15/28)	315	305,779
4.20%, 08/15/34 (Call 02/15/34)	55	50,528
4.25%, 10/15/30 (Call 07/15/30)	100	95,569
4.25%, 01/15/33	165	154,550
4.40%, 08/15/35 (Call 02/15/35)	35	32,425
4.60%, 10/15/38 (Call 04/15/38)	30	27,604
4.70%, 10/15/48 (Call 04/15/48)	105	94,788
4.80%, 05/15/33 (Call 02/15/33)	125	122,140
4.95%, 10/15/58 (Call 04/15/58)	70	64,641
5.25%, 11/07/25	140	140,611
5.35%, 05/15/53 (Call 11/15/52)	50	48,765
6.50%, 11/15/35	130	141,785
7.05%, 03/15/33	5	5,620
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	40	39,060
3.63%, 05/15/30 (Call 02/15/30)	80	70,306
3.95%, 06/15/25 (Call 03/15/25)	40	39,053
3.95%, 03/20/28 (Call 12/20/27)	115	107,514
4.00%, 09/15/55 (Call 03/15/55)	81	53,618
4.13%, 05/15/29 (Call 02/15/29)	50	46,205
4.65%, 05/15/50 (Call 11/15/49)	62	47,072
4.88%, 04/01/43	59	47,234
4.90%, 03/11/26 (Call 12/11/25)	55	54,150
5.00%, 09/20/37 (Call 03/20/37)	40	34,228
5.20%, 09/20/47 (Call 03/20/47)	77	62,632
5.30%, 05/15/49 (Call 11/15/48)	58	47,304
6.35%, 06/01/40	40	38,452
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(b)(c)	45	28,996
5.38%, 11/15/31 (Call 11/15/26)(b)(c)	68	44,031
5.88%, 07/15/26 (Call 04/01/24)(b)	40	37,967
7.00%, 05/15/27 (Call 03/11/24)(b)(c)	40	36,131
Grupo Televisa SAB, 6.13%, 01/31/46 (Call 07/31/45)	200	195,152
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 04/01/24)(b)	30	21,577
5.25%, 08/15/27 (Call 03/18/24)(b)(c)	40	29,650
6.38%, 05/01/26 (Call 03/18/24)	45	37,622
8.38%, 05/01/27 (Call 03/18/24)(c)	50	29,723
NBCUniversal Media LLC, 4.45%, 01/15/43	120	104,871
Nexstar Media Inc.
4.75%, 11/01/28 (Call 03/11/24)(b)(c)	55	48,891
5.63%, 07/15/27 (Call 03/11/24)(b)	90	85,299

40	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 04/01/24)(b)	$30	$23,451
5.38%, 01/15/31 (Call 01/15/26)(b)	25	14,248
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 04/01/24)(b)	25	20,750
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 04/01/24)(b)	55	51,389
3.88%, 09/01/31 (Call 09/01/26)(b)(c)	85	70,375
4.00%, 07/15/28 (Call 07/15/24)(b)	105	94,665
4.13%, 07/01/30 (Call 07/01/25)(b)	80	69,058
5.00%, 08/01/27 (Call 04/01/24)(b)	85	81,142
5.50%, 07/01/29 (Call 07/01/24)(b)	70	66,216
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	40	43,609
TEGNA Inc.
4.63%, 03/15/28 (Call 04/01/24)(c)	50	45,167
4.75%, 03/15/26 (Call 04/01/24)(b)	31	29,985
5.00%, 09/15/29 (Call 09/15/24)	60	52,818
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	21	20,142
5.50%, 08/15/35	25	25,378
5.65%, 11/23/43 (Call 05/23/43)	25	24,280
5.85%, 04/15/40	27	27,408
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	65	72,084
Time Warner Cable LLC
5.50%, 09/01/41 (Call 03/01/41)	270	222,471
6.55%, 05/01/37	5	4,694
7.30%, 07/01/38	170	169,388
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(b)	85	72,744
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(b)	30	25,659
6.00%, 01/15/27 (Call 04/02/24)(b)	25	24,412
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	50	44,559

		9,916,609

Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc.
5.00%, 09/30/27 (Call 03/18/24)(b)	25	24,166
6.38%, 06/15/30 (Call 07/15/25)(b)	30	30,114
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	30	29,119
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	37	32,231

		115,630

Mining — 0.2%
Antofagasta PLC, 5.63%, 05/13/32 (Call 02/13/32)(e)	200	199,912
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(b)(c)	15	14,550
Coeur Mining Inc., 5.13%, 02/15/29 (Call 04/01/24)(b)(c)	20	18,424
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 03/11/24)(b)	30	29,338
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(b)	30	26,701
5.63%, 06/15/28 (Call 03/11/24)(b)	20	19,319
5.88%, 02/15/26 (Call 04/02/24)(b)	20	19,829
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31 (Call 01/01/31)(b)	85	76,061
4.50%, 09/15/27 (Call 06/15/27)(b)	30	28,790
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(b)	40	39,135

Security	Par (000)	Value

Mining (continued)
6.13%, 04/15/32 (Call 01/15/32)(b)	$45	$44,460
Hecla Mining Co., 7.25%, 02/15/28 (Call 03/18/24)	30	29,939
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(b)	30	25,671
4.63%, 03/01/28 (Call 04/01/24)(b)	30	27,704
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	105	102,044
New Gold Inc., 7.50%, 07/15/27 (Call 04/01/24)(b)(c)	25	24,833
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	150	137,806
Newmont Corp./Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(b)	100	89,571
4.20%, 05/13/50 (Call 11/13/49)	30	24,519
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 03/11/24)(b)	30	29,803
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 04/01/24)(b)	25	24,667
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	50	41,240

		1,074,316

Miscellaneous – Manufacturing — 0.0%
Hillenbrand Inc., 6.25%, 02/15/29 (Call 02/15/26)	16	16,003

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp. 2.67%, 12/01/26 (Call 11/01/26)	74	68,682
3.25%, 02/15/29 (Call 04/01/24)	45	40,112
3.28%, 12/01/28 (Call 10/01/28)	60	54,020
3.57%, 12/01/31 (Call 09/01/31)	55	47,695
4.13%, 05/01/25 (Call 04/01/24)	30	29,408
4.25%, 04/01/28 (Call 04/01/24)	40	38,085
Pitney Bowes Inc. 6.88%, 03/15/27 (Call 03/15/24)(b)(c)	25	22,536
7.25%, 03/15/29 (Call 03/15/24)(b)(c)	20	17,314
Xerox Corp. 4.80%, 03/01/35	15	11,362
6.75%, 12/15/39	17	14,539
Xerox Holdings Corp. 5.00%, 08/15/25 (Call 07/15/25)(b)	45	44,260
5.50%, 08/15/28 (Call 07/15/28)(b)	40	36,170

		424,183

Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 03/18/24)(b)	15	14,130
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	27	25,583

		39,713

Packaging & Containers — 0.3%
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	10	8,781
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(c)	70	59,252
3.13%, 09/15/31 (Call 06/15/31)(c)	40	33,681
6.00%, 06/15/29 (Call 05/15/26)	65	65,350
6.88%, 03/15/28 (Call 11/15/24)	40	40,989
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	125	116,449
4.50%, 02/15/26 (Call 04/01/24)(b)	20	19,388
5.63%, 07/15/27 (Call 04/01/24)(b)(c)	30	29,601
5.65%, 01/15/34 (Call 10/15/33)(b)	50	49,349
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	60	58,645
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 04/01/24)(b)(c)	15	14,616
5.38%, 01/15/28 (Call 04/01/24)(b)	27	26,105
Clearwater Paper Corp., 4.75%, 08/15/28 (Call 03/18/24)(b)	20	18,505

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)	$25	$24,080
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	15	14,406
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	20	21,047
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(b)(c)	25	23,032
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27 (Call 04/01/24)(b)	35	34,944
7.25%, 05/15/31 (Call 05/15/26)(b)	40	40,472
Packaging Corp. of America, 3.05%, 10/01/51 (Call 04/01/51)	105	69,968
Sealed Air Corp.
1.57%, 10/15/26 (Call 09/15/26)(b)	115	103,485
4.00%, 12/01/27 (Call 09/01/27)(b)	25	23,329
5.00%, 04/15/29 (Call 04/15/25)(b)(c)	25	23,795
5.50%, 09/15/25 (Call 06/15/25)(b)	25	24,951
6.88%, 07/15/33(b)	25	25,840
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28 (Call 02/01/25)(b)	45	44,905
7.25%, 02/15/31 (Call 11/15/26)(b)	20	20,667
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 03/18/24)	25	23,410
Sonoco Products Co.
2.25%, 02/01/27 (Call 01/01/27)	10	9,177
2.85%, 02/01/32 (Call 11/01/31)	5	4,220
3.13%, 05/01/30 (Call 02/01/30)	75	66,555
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)(c)	25	22,784
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 04/02/24)(b)	60	58,520
8.50%, 08/15/27 (Call 03/11/24)(b)	40	38,988
WestRock MWV LLC, 8.20%, 01/15/30	5	5,685
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)	50	42,138
3.38%, 09/15/27 (Call 06/15/27)	10	9,410
3.75%, 03/15/25 (Call 01/15/25)	30	29,382
3.90%, 06/01/28 (Call 03/01/28)	20	18,957
4.00%, 03/15/28 (Call 12/15/27)	60	57,271
4.20%, 06/01/32 (Call 03/01/32)	20	18,792
4.65%, 03/15/26 (Call 01/15/26)	155	152,961
4.90%, 03/15/29 (Call 12/15/28)	40	39,603

		1,633,485

Pharmaceuticals — 0.5%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(b)	35	31,326
AdaptHealth LLC
4.63%, 08/01/29 (Call 04/01/24)(b)	30	24,976
5.13%, 03/01/30 (Call 03/01/25)(b)	35	29,276
6.13%, 08/01/28 (Call 03/11/24)(b)	10	9,198
Astrazeneca Finance LLC
4.80%, 02/26/27 (Call 01/26/27)	210	209,460
4.85%, 02/26/29 (Call 01/26/29)	260	259,899
5.00%, 02/26/34 (Call 11/26/33)	100	100,370
AstraZeneca PLC
4.38%, 08/17/48 (Call 02/17/48)	100	88,790
6.45%, 09/15/37	160	180,177
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 04/01/24)(b)(c)	40	22,712
9.25%, 04/01/26 (Call 04/01/24)(b)	40	37,468
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(b)	95	54,005
5.00%, 01/30/28 (Call 03/18/24)(b)	25	11,197
5.00%, 02/15/29 (Call 03/11/24)(b)(c)	25	11,023

Security	Par (000)	Value

Pharmaceuticals (continued)
5.25%, 01/30/30 (Call 01/30/25)(b)(c)	$50	$21,701
5.25%, 02/15/31 (Call 02/15/26)(b)(c)	25	10,829
5.50%, 11/01/25 (Call 04/01/24)(b)(c)	90	83,628
5.75%, 08/15/27 (Call 03/18/24)(b)	30	18,342
6.13%, 02/01/27 (Call 04/01/24)(b)(c)	55	35,109
6.25%, 02/15/29 (Call 03/11/24)(b)	50	22,971
7.25%, 05/30/29 (Call 05/30/24)(b)	20	8,889
9.00%, 12/15/25 (Call 04/01/24)(b)	55	52,282
11.00%, 09/30/28(b)(c)	125	84,207
14.00%, 10/15/30 (Call 10/15/25)(b)(c)	20	11,596
Elanco Animal Health Inc., 6.65%, 08/28/28 (Call 05/28/28)	45	45,580
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	100	97,790
Grifols SA, 4.75%, 10/15/28 (Call 10/15/24)(b)	45	37,289
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 04/01/24)(b)	35	34,089
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(b)(c)	35	25,003
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	85	78,274
Novartis Capital Corp.
2.20%, 08/14/30 (Call 05/14/30)	100	85,898
3.10%, 05/17/27 (Call 02/17/27)	170	161,754
4.40%, 05/06/44	205	186,572
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(b)(c)	30	27,390
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(b)	110	100,564
5.13%, 04/30/31 (Call 04/30/26)(b)	110	94,166
Owens & Minor Inc.
4.50%, 03/31/29 (Call 04/01/24)(b)(c)	30	26,811
6.63%, 04/01/30 (Call 04/01/25)(b)(c)	30	29,013
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (Call 12/15/25)	40	38,636
4.65%, 06/15/30 (Call 03/15/30)	40	35,919
4.90%, 12/15/44 (Call 06/15/44)	20	15,642
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	45	42,122
3.00%, 05/15/50 (Call 11/15/49)	55	37,648
3.90%, 08/20/28 (Call 05/20/28)	30	28,840
3.95%, 09/12/47 (Call 03/12/47)	48	38,663
4.45%, 08/20/48 (Call 02/20/48)	20	17,495
4.50%, 11/13/25 (Call 08/13/25)	60	59,245
4.70%, 02/01/43 (Call 08/01/42)	50	45,674

		2,809,508

Private Equity — 0.0%
Apollo Management Holdings LP, 4.87%, 02/15/29 (Call 11/15/28)(b)(c)	15	14,795
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	25	23,410
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(b)	65	59,872
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	35	33,309

		131,386

Real Estate — 0.3%
American Homes 4 Rent LP, 5.50%, 02/01/34 (Call 11/01/33)	40	39,267
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30 (Call 04/15/25)(b)	29	26,459

42	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
AvalonBay Communities Inc., 5.30%, 12/07/33 (Call 09/07/33)	$25	$25,063
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)(c)	25	20,530
4.88%, 03/01/26 (Call 12/01/25)	65	64,218
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31 (Call 02/13/31)(e)	200	169,387
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28 (Call 04/01/24)(b)	40	39,429
8.88%, 09/01/31 (Call 09/01/26)(b)	25	26,119
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27 (Call 03/15/27)(b)	30	31,161
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.88%, 05/27/30 (Call 02/27/30)(e)	200	173,203
Howard Hughes Corp. (The) 4.13%, 02/01/29 (Call 03/18/24)(b)	40	35,559
4.38%, 02/01/31 (Call 02/01/26)(b)	35	29,908
5.38%, 08/01/28 (Call 04/01/24)(b)	45	42,476
Hysan MTN Ltd., 2.88%, 06/02/27 (Call 03/02/27)(e)	200	183,022
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 04/01/24)	30	24,337
4.75%, 02/01/30 (Call 09/01/24)	35	27,700
5.00%, 03/01/31 (Call 03/01/26)	35	27,211
MAF Sukuk Ltd., 3.93%, 02/28/30(e)	200	186,303
Mid-America Apartments LP, 5.00%, 03/15/34 (Call 12/15/33)	20	19,466
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(b)(c)	8	5,604
5.75%, 01/15/29 (Call 03/18/24)(b)	33	24,551
Sun Hung Kai Properties Capital Market Ltd., 2.75%, 05/13/30 (Call 02/13/30)(e)	200	173,024
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(e)	200	187,813
Vanke Real Estate Hong Kong Co. Ltd., 3.50%, 11/12/29(e)	200	90,712
Wharf REIC Finance BVI Ltd., 2.38%, 05/07/25(e)	200	192,269

		1,864,791

Real Estate Investment Trusts — 2.1%
Alexandria Real Estate Equities Inc. 2.00%, 05/18/32 (Call 02/18/32)	80	61,756
2.75%, 12/15/29 (Call 09/15/29)	15	13,050
2.95%, 03/15/34 (Call 12/15/33)	105	84,646
3.00%, 05/18/51 (Call 11/18/50)	82	51,453
3.38%, 08/15/31 (Call 05/15/31)	60	52,688
3.45%, 04/30/25 (Call 02/28/25)	50	48,830
3.55%, 03/15/52 (Call 09/15/51)	40	27,755
3.80%, 04/15/26 (Call 02/15/26)	90	87,236
3.95%, 01/15/27 (Call 10/15/26)	48	46,274
4.00%, 02/01/50 (Call 08/01/49)	40	30,134
4.30%, 01/15/26 (Call 10/15/25)	35	34,336
4.50%, 07/30/29 (Call 04/30/29)	50	47,940
4.70%, 07/01/30 (Call 04/01/30)	55	52,865
4.85%, 04/15/49 (Call 10/15/48)	15	13,108
4.90%, 12/15/30 (Call 09/15/30)	81	78,833
5.63%, 05/15/54 (Call 11/15/53)	35	33,683
American Homes 4 Rent LP
3.38%, 07/15/51 (Call 01/15/51)	5	3,304
3.63%, 04/15/32 (Call 01/15/32)	100	87,130
4.90%, 02/15/29 (Call 11/15/28)	10	9,746
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	20	18,809

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
1.45%, 09/15/26 (Call 08/15/26)	$50	$45,450
1.50%, 01/31/28 (Call 11/30/27)	90	78,162
1.60%, 04/15/26 (Call 03/15/26)	45	41,659
1.88%, 10/15/30 (Call 07/15/30)	60	48,187
2.10%, 06/15/30 (Call 03/15/30)	59	48,562
2.30%, 09/15/31 (Call 06/15/31)	60	48,426
2.40%, 03/15/25 (Call 02/15/25)	85	82,220
2.70%, 04/15/31 (Call 01/15/31)	50	41,939
2.75%, 01/15/27 (Call 11/15/26)	89	82,887
2.90%, 01/15/30 (Call 10/15/29)	60	52,631
2.95%, 01/15/51 (Call 07/15/50)(c)	60	38,009
3.10%, 06/15/50 (Call 12/15/49)	35	22,869
3.13%, 01/15/27 (Call 10/15/26)	44	41,494
3.38%, 10/15/26 (Call 07/15/26)	89	84,871
3.55%, 07/15/27 (Call 04/15/27)	64	60,668
3.60%, 01/15/28 (Call 10/15/27)	104	97,867
3.70%, 10/15/49 (Call 04/15/49)	27	19,720
3.80%, 08/15/29 (Call 05/15/29)	81	74,974
3.95%, 03/15/29 (Call 12/15/28)	66	61,939
4.00%, 06/01/25 (Call 03/01/25)	49	48,035
4.40%, 02/15/26 (Call 11/15/25)	50	49,167
5.65%, 03/15/33 (Call 12/15/32)	90	90,503
5.90%, 11/15/33 (Call 08/15/33)	45	46,146
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(b)	20	16,561
AvalonBay Communities Inc.
2.05%, 01/15/32 (Call 10/15/31)(c)	75	61,190
2.45%, 01/15/31 (Call 10/17/30)	80	68,220
3.20%, 01/15/28 (Call 10/15/27)	5	4,685
3.35%, 05/15/27 (Call 02/15/27)	50	47,424
3.90%, 10/15/46 (Call 04/15/46)	40	31,241
4.15%, 07/01/47 (Call 01/01/47)	25	20,280
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(b)	20	17,543
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	50	36,900
2.55%, 04/01/32 (Call 01/01/32)	65	50,508
2.75%, 10/01/26 (Call 07/01/26)	70	64,805
2.90%, 03/15/30 (Call 12/15/29)	50	42,262
3.25%, 01/30/31 (Call 10/30/30)	85	71,563
3.40%, 06/21/29 (Call 03/21/29)	80	70,597
3.65%, 02/01/26 (Call 11/03/25)	95	91,358
4.50%, 12/01/28 (Call 09/01/28)	50	47,241
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	25	21,977
4.55%, 10/01/29 (Call 07/01/29)(c)	20	16,735
7.80%, 03/15/28 (Call 02/15/28)(c)	20	19,825
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	43	38,034
2.50%, 08/16/31 (Call 05/16/31)	20	16,241
3.90%, 03/15/27 (Call 12/15/26)	50	47,634
4.05%, 07/01/30 (Call 04/01/30)	55	50,506
4.13%, 06/15/26 (Call 03/15/26)	32	30,977
4.13%, 05/15/29 (Call 02/15/29)	25	23,357
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 04/01/24)(b)	45	39,626
5.75%, 05/15/26 (Call 03/11/24)(b)	55	53,069
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	31	27,241
3.15%, 07/01/29 (Call 04/01/29)	34	30,930

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.35%, 11/01/49 (Call 05/01/49)	$25	$17,824
4.10%, 10/15/28 (Call 07/15/28)	20	19,261
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	40	33,116
2.25%, 03/15/26 (Call 02/15/26)	53	49,563
2.75%, 04/15/31 (Call 01/15/31)	40	32,264
2.90%, 12/01/33 (Call 09/01/33)	25	19,110
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	70	63,275
1.35%, 07/15/25 (Call 06/15/25)	70	66,229
2.10%, 04/01/31 (Call 01/01/31)	91	72,962
2.25%, 01/15/31 (Call 10/15/30)	67	54,762
2.50%, 07/15/31 (Call 04/15/31)	86	70,426
2.90%, 03/15/27 (Call 02/15/27)	10	9,312
2.90%, 04/01/41 (Call 10/01/40)	122	84,687
3.10%, 11/15/29 (Call 08/15/29)	55	48,667
3.25%, 01/15/51 (Call 07/15/50)	53	35,769
3.30%, 07/01/30 (Call 04/01/30)	67	59,172
3.65%, 09/01/27 (Call 06/01/27)	109	102,871
3.70%, 06/15/26 (Call 03/15/26)	115	110,820
3.80%, 02/15/28 (Call 11/15/27)	55	51,791
4.00%, 03/01/27 (Call 12/01/26)	25	24,064
4.00%, 11/15/49 (Call 05/15/49)	33	25,386
4.15%, 07/01/50 (Call 01/01/50)	50	39,538
4.30%, 02/15/29 (Call 11/15/28)	57	54,175
4.45%, 02/15/26 (Call 11/15/25)	77	75,557
5.80%, 03/01/34 (Call 12/01/33)	105	106,521
CubeSmart LP, 2.50%, 02/15/32 (Call 11/15/31)	50	40,374
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	85	78,368
3.70%, 08/15/27 (Call 05/15/27)	155	147,725
4.45%, 07/15/28 (Call 04/15/28)	60	58,053
EPR Properties, 4.95%, 04/15/28 (Call 01/15/28)	15	14,217
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	40	37,395
1.25%, 07/15/25 (Call 06/15/25)	99	93,405
1.55%, 03/15/28 (Call 01/15/28)	55	47,873
1.80%, 07/15/27 (Call 05/15/27)	60	53,931
2.00%, 05/15/28 (Call 03/15/28)	45	39,682
2.15%, 07/15/30 (Call 04/15/30)	124	102,816
2.50%, 05/15/31 (Call 02/15/31)	20	16,701
2.90%, 11/18/26 (Call 09/18/26)	69	64,972
2.95%, 09/15/51 (Call 03/15/51)	45	28,598
3.00%, 07/15/50 (Call 01/15/50)	35	22,696
3.20%, 11/18/29 (Call 08/18/29)	65	58,418
3.40%, 02/15/52 (Call 08/15/51)	10	6,930
3.90%, 04/15/32 (Call 01/15/32)	25	22,687
Federal Realty OP LP
1.25%, 02/15/26 (Call 01/15/26)	25	23,049
3.20%, 06/15/29 (Call 03/15/29)	60	53,612
3.25%, 07/15/27 (Call 04/15/27)	25	23,354
3.50%, 06/01/30 (Call 03/01/30)	45	40,360
4.50%, 12/01/44 (Call 06/01/44)	20	16,276
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(b)(c)	50	46,139
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(b)	60	56,263
3.75%, 09/15/30(b)(c)	25	20,619
6.00%, 04/15/25 (Call 04/01/24)(b)	25	24,864
Healthpeak OP LLC
1.35%, 02/01/27 (Call 01/01/27)	35	31,491

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.88%, 01/15/31 (Call 10/15/30)	$61	$51,875
3.00%, 01/15/30 (Call 10/15/29)	50	43,869
3.25%, 07/15/26 (Call 05/15/26)	40	38,210
3.50%, 07/15/29 (Call 04/15/29)	10	9,137
4.00%, 06/01/25 (Call 03/01/25)	25	24,527
5.25%, 12/15/32 (Call 09/15/32)	45	43,997
6.75%, 02/01/41 (Call 08/01/40)	34	37,240
Highwoods Realty LP, 3.88%, 03/01/27 (Call 12/01/26)	20	18,773
Host Hotels & Resorts LP
Series F, 4.50%, 02/01/26 (Call 11/01/25)	52	50,898
Series H, 3.38%, 12/15/29 (Call 09/15/29)	72	63,701
Series I, 3.50%, 09/15/30 (Call 06/15/30)	52	45,842
Series J, 2.90%, 12/15/31 (Call 09/15/31)	15	12,385
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	35	26,307
3.95%, 11/01/27 (Call 08/01/27)	20	17,280
4.65%, 04/01/29 (Call 01/01/29)	30	24,996
Invitation Homes Operating Partnership LP
4.15%, 04/15/32 (Call 01/15/32)	160	144,597
5.50%, 08/15/33 (Call 05/15/33)(c)	10	9,877
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	55	48,689
4.88%, 09/15/27 (Call 03/11/24)(b)	57	54,677
4.88%, 09/15/29 (Call 09/15/24)(b)	55	51,153
5.00%, 07/15/28 (Call 03/11/24)(b)	30	28,374
5.25%, 03/15/28 (Call 03/11/24)(b)	45	43,348
5.25%, 07/15/30 (Call 07/15/25)(b)	65	60,833
5.63%, 07/15/32 (Call 07/15/26)(b)	35	32,508
7.00%, 02/15/29 (Call 08/15/25)(b)	60	60,921
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(b)	40	35,741
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	40	29,641
2.65%, 11/15/33 (Call 08/15/33)	35	25,499
3.05%, 02/15/30 (Call 11/15/29)	15	12,564
4.25%, 08/15/29 (Call 05/15/29)	50	45,621
4.38%, 10/01/25 (Call 07/01/25)	40	38,988
4.75%, 12/15/28 (Call 09/15/28)	30	28,254
Kimco Realty OP LLC
1.90%, 03/01/28 (Call 01/01/28)	20	17,522
2.70%, 10/01/30 (Call 07/01/30)	75	63,788
2.80%, 10/01/26 (Call 07/01/26)	19	17,802
3.80%, 04/01/27 (Call 01/01/27)	35	33,538
4.13%, 12/01/46 (Call 06/01/46)	30	22,837
4.25%, 04/01/45 (Call 10/01/44)	30	23,476
4.60%, 02/01/33 (Call 11/01/32)	135	126,539
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	40	31,889
2.88%, 09/15/51 (Call 03/15/51)	20	12,700
4.20%, 06/15/28 (Call 03/15/28)	5	4,838
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)(c)	70	46,899
4.63%, 08/01/29 (Call 08/01/24)	50	37,255
5.00%, 10/15/27 (Call 04/01/24)(c)	75	61,271
5.25%, 08/01/26 (Call 04/01/24)(c)	30	26,702
NNN REIT Inc.
3.50%, 04/15/51 (Call 10/15/50)	75	53,458
5.60%, 10/15/33 (Call 07/15/33)	75	74,740
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	60	47,695

44	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.38%, 02/01/31 (Call 11/01/30)	$57	$47,984
4.75%, 01/15/28 (Call 10/15/27)	50	47,975
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(b)	45	41,462
5.88%, 10/01/28 (Call 04/01/24)(b)	40	38,993
7.50%, 06/01/25 (Call 04/01/24)(b)	35	35,180
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	30	24,429
3.95%, 01/15/28 (Call 10/15/27)	10	9,514
4.30%, 03/15/27 (Call 12/15/26)	20	19,434
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	15	11,508
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	35	27,750
1.63%, 03/15/31 (Call 12/15/30)	80	63,440
1.75%, 07/01/30 (Call 04/01/30)	44	36,170
2.13%, 04/15/27 (Call 02/15/27)	51	46,801
2.13%, 10/15/50 (Call 04/15/50)	42	22,933
2.25%, 04/15/30 (Call 01/15/30)	119	102,043
2.88%, 11/15/29 (Call 08/15/29)	24	21,551
3.00%, 04/15/50 (Call 10/15/49)	37	25,021
3.05%, 03/01/50 (Call 09/01/49)	27	18,322
3.25%, 06/30/26 (Call 03/30/26)	45	43,224
3.25%, 10/01/26 (Call 07/01/26)	55	52,522
3.38%, 12/15/27 (Call 09/15/27)	15	14,160
3.88%, 09/15/28 (Call 06/15/28)	50	47,837
4.00%, 09/15/28 (Call 06/15/28)	41	39,469
4.38%, 09/15/48 (Call 03/15/48)	45	38,237
4.63%, 01/15/33 (Call 10/15/32)	35	33,677
4.75%, 06/15/33 (Call 03/15/33)	50	48,430
5.13%, 01/15/34 (Call 10/15/33)	45	44,541
5.25%, 06/15/53 (Call 12/15/52)	45	43,606
Public Storage Operating Co.
2.30%, 05/01/31 (Call 02/01/31)	160	134,246
5.10%, 08/01/33 (Call 05/01/33)	80	79,905
5.35%, 08/01/53 (Call 02/01/53)	30	29,828
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	95	90,843
3.70%, 06/15/30 (Call 03/15/30)	40	36,447
4.40%, 02/01/47 (Call 08/01/46)	20	16,002
4.65%, 03/15/49 (Call 09/15/48)	35	29,628
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 04/01/24)(b)	30	27,872
4.75%, 10/15/27 (Call 04/01/24)(c)	35	33,440
7.25%, 07/15/28 (Call 07/15/25)(b)	25	25,687
SBA Communications Corp.
3.13%, 02/01/29 (Call 04/01/24)	85	75,257
3.88%, 02/15/27 (Call 03/11/24)	80	75,540
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(b)	75	72,246
3.63%, 01/28/26 (Call 12/28/25)(b)	90	87,000
3.75%, 03/23/27 (Call 12/23/26)(b)	30	28,577
4.38%, 05/28/30 (Call 02/28/30)(b)	65	61,099
Scentre Group Trust 2, 5.13%, 09/24/80 (Call 06/24/30), (5-year CMT + 4.685%)(a)(b)	35	31,974
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)	95	84,097
2.45%, 09/13/29 (Call 06/13/29)	272	236,967
2.65%, 07/15/30 (Call 04/15/30)	60	52,065
3.25%, 11/30/26 (Call 08/30/26)	45	42,895

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.25%, 09/13/49 (Call 03/13/49)	$85	$59,105
3.30%, 01/15/26 (Call 10/15/25)	265	255,700
3.38%, 12/01/27 (Call 09/01/27)	60	56,593
3.80%, 07/15/50 (Call 01/15/50)	110	83,129
6.75%, 02/01/40 (Call 11/01/39)	80	88,026
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	25	23,308
4.38%, 01/15/27 (Call 07/15/26)(b)	30	28,137
4.75%, 03/15/25 (Call 09/15/24)(c)	30	29,590
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(b)	40	29,214
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)	35	30,493
6.50%, 02/15/29 (Call 03/11/24)(b)	65	50,272
10.50%, 02/15/28 (Call 09/15/25)(b)	145	150,077
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	35	30,549
3.25%, 10/15/26 (Call 07/15/26)	35	33,043
3.85%, 04/01/27 (Call 01/01/27)	47	44,803
4.00%, 03/01/28 (Call 12/01/27)	27	25,694
4.13%, 01/15/26 (Call 10/15/25)	70	68,143
4.38%, 02/01/45 (Call 08/01/44)	15	11,877
4.40%, 01/15/29 (Call 10/15/28)	52	49,786
4.75%, 11/15/30 (Call 08/15/30)	12	11,479
4.88%, 04/15/49 (Call 10/15/48)	17	14,383
5.70%, 09/30/43 (Call 03/30/43)	30	28,339
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	70	63,535
3.50%, 06/15/29 (Call 03/15/29)(b)	55	47,570
4.13%, 09/20/28 (Call 06/20/28)(b)	35	31,500
4.63%, 09/20/48 (Call 03/20/48)(b)(c)	45	30,781
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44 (Call 03/17/44)(b)	10	6,985
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	55	47,638
2.75%, 01/15/31 (Call 10/15/30)	60	51,145
2.75%, 01/15/32 (Call 10/15/31)	35	29,099
2.80%, 06/01/31 (Call 03/01/31)	45	38,179
4.00%, 06/01/25 (Call 03/01/25)	225	220,864
4.13%, 03/15/29 (Call 12/15/28)	60	57,042
4.25%, 04/15/28 (Call 01/15/28)	35	33,853
4.95%, 09/01/48 (Call 03/01/48)	25	22,480
6.50%, 03/15/41 (Call 09/15/40)	30	32,417
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	90	68,335
2.40%, 02/01/31 (Call 11/01/30)	35	28,793
3.85%, 07/15/29 (Call 04/15/29)	20	18,504
4.25%, 10/01/26 (Call 07/01/26)	35	34,066
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(b)	30	27,715
6.38%, 08/15/25 (Call 03/11/24)(b)	30	30,030

		12,429,851

Retail — 1.3%
1011778 BC ULC/New Red Finance Inc. 3.50%, 02/15/29 (Call 03/11/24)(b)	40	36,072
3.88%, 01/15/28 (Call 04/01/24)(b)	85	79,173
4.00%, 10/15/30 (Call 10/15/25)(b)	155	136,182
4.38%, 01/15/28 (Call 04/01/24)(b)	50	46,919
Advance Auto Parts Inc. 1.75%, 10/01/27 (Call 08/01/27)	42	36,293

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.50%, 03/15/32 (Call 12/15/31)(c)	$20	$16,645
3.90%, 04/15/30 (Call 01/15/30)	27	24,110
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/11/24)	20	18,671
4.63%, 11/15/29 (Call 11/15/24)(b)(c)	47	42,835
4.75%, 03/01/30 (Call 03/01/25)	25	22,757
5.00%, 02/15/32 (Call 11/15/26)(b)	35	31,145
AutoNation Inc.
2.40%, 08/01/31 (Call 05/01/31)	70	55,425
3.80%, 11/15/27 (Call 08/15/27)	45	41,868
4.50%, 10/01/25 (Call 07/01/25)	15	14,725
4.75%, 06/01/30 (Call 03/01/30)	55	52,290
AutoZone Inc.
4.00%, 04/15/30 (Call 01/15/30)	25	23,499
4.75%, 08/01/32 (Call 05/01/32)	120	115,307
4.75%, 02/01/33 (Call 11/01/32)	20	19,158
6.25%, 11/01/28 (Call 10/01/28)	50	52,018
6.55%, 11/01/33 (Call 08/01/33)	55	59,364
Bath & Body Works Inc.
5.25%, 02/01/28	40	38,853
6.63%, 10/01/30 (Call 10/01/25)(b)(c)	60	60,374
6.75%, 07/01/36	50	49,244
6.88%, 11/01/35	60	60,007
6.95%, 03/01/33	15	14,605
7.50%, 06/15/29 (Call 06/15/24)(c)	25	25,746
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/24)(b)	20	18,003
4.50%, 11/15/26 (Call 04/01/24)(b)(c)	15	14,475
6.50%, 08/01/30 (Call 08/01/26)(b)	35	35,197
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	45	44,070
Bloomin’ Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 04/15/24)(b)	20	18,468
BlueLinx Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(b)(c)	20	19,074
Brinker International Inc., 8.25%, 07/15/30 (Call 06/27/26)(b)	20	20,967
Darden Restaurants Inc., 6.30%, 10/10/33 (Call 07/10/33)	55	57,391
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 04/01/24)(b)	31	31,236
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	30	27,129
3.88%, 04/15/27 (Call 01/15/27)	65	62,462
4.13%, 05/01/28 (Call 02/01/28)	40	38,644
4.13%, 04/03/50 (Call 10/03/49)	55	42,020
4.15%, 11/01/25 (Call 08/01/25)	65	63,667
4.63%, 11/01/27 (Call 10/01/27)	50	49,016
5.45%, 07/05/33 (Call 04/05/33)(c)	65	64,501
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	15	12,487
3.38%, 12/01/51 (Call 06/01/51)	30	19,824
4.00%, 05/15/25 (Call 03/15/25)	25	24,562
4.20%, 05/15/28 (Call 02/15/28)	80	77,075
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(b)(c)	25	21,185
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)	30	24,076
6.88%, 11/01/33 (Call 08/01/33)	80	87,383
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 04/01/24)(b)	42	38,373
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(b)	20	18,561

Security	Par (000)	Value

Retail (continued)
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	$135	$116,423
1.38%, 03/15/31 (Call 12/15/30)	105	83,067
1.50%, 09/15/28 (Call 07/15/28)	70	60,982
1.88%, 09/15/31 (Call 06/15/31)	20	16,204
2.38%, 03/15/51 (Call 09/15/50)	95	55,805
2.70%, 04/15/30 (Call 01/15/30)	109	96,424
2.75%, 09/15/51 (Call 03/15/51)	55	35,025
2.88%, 04/15/27 (Call 03/15/27)	100	94,357
2.95%, 06/15/29 (Call 03/15/29)	115	104,970
3.13%, 12/15/49 (Call 06/15/49)	100	69,586
3.25%, 04/15/32 (Call 01/15/32)	30	26,607
3.30%, 04/15/40 (Call 10/15/39)	125	97,962
3.35%, 09/15/25 (Call 06/15/25)	90	87,799
3.35%, 04/15/50 (Call 10/15/49)	100	72,476
3.50%, 09/15/56 (Call 03/15/56)	45	32,957
3.63%, 04/15/52 (Call 10/15/51)	40	30,235
3.90%, 12/06/28 (Call 09/06/28)	120	116,119
3.90%, 06/15/47 (Call 12/15/46)	115	92,632
4.20%, 04/01/43 (Call 10/01/42)	15	12,920
4.40%, 03/15/45 (Call 09/15/44)	70	61,434
4.50%, 12/06/48 (Call 06/06/48)	105	92,650
4.88%, 02/15/44 (Call 08/15/43)	50	46,906
5.40%, 09/15/40 (Call 03/15/40)	60	60,351
5.88%, 12/16/36	204	217,307
5.95%, 04/01/41 (Call 10/01/40)	50	53,345
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 04/01/24)(b)	45	44,028
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)	45	40,154
4.38%, 01/15/31 (Call 10/15/25)(b)	35	31,037
4.63%, 12/15/27 (Call 04/01/24)(b)	25	23,837
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	30	25,997
1.70%, 09/15/28 (Call 07/15/28)	125	108,613
1.70%, 10/15/30 (Call 07/15/30)	105	85,135
2.50%, 04/15/26 (Call 01/15/26)	70	66,450
2.63%, 04/01/31 (Call 01/01/31)	130	110,854
2.80%, 09/15/41 (Call 03/15/41)	25	17,450
3.00%, 10/15/50 (Call 04/15/50)	110	70,965
3.10%, 05/03/27 (Call 02/03/27)	135	127,579
3.35%, 04/01/27 (Call 03/01/27)	30	28,583
3.38%, 09/15/25 (Call 06/15/25)	90	87,552
3.50%, 04/01/51 (Call 10/01/50)	65	45,848
3.65%, 04/05/29 (Call 01/05/29)	90	84,856
3.70%, 04/15/46 (Call 10/15/45)	55	41,401
3.75%, 04/01/32 (Call 01/01/32)	160	145,202
4.00%, 04/15/25 (Call 03/15/25)	200	197,111
4.05%, 05/03/47 (Call 11/03/46)	120	95,065
4.25%, 04/01/52 (Call 10/01/51)	90	72,370
4.38%, 09/15/45 (Call 03/15/45)	5	4,238
4.45%, 04/01/62 (Call 10/01/61)	85	67,954
4.50%, 04/15/30 (Call 01/15/30)	60	58,290
4.55%, 04/05/49 (Call 10/05/48)	10	8,455
4.65%, 04/15/42 (Call 10/15/41)	35	31,303
5.00%, 04/15/40 (Call 10/15/39)	35	33,255
5.13%, 04/15/50 (Call 10/15/49)	50	46,118
5.15%, 07/01/33 (Call 04/01/33)	150	149,281
5.50%, 10/15/35	56	57,595
5.63%, 04/15/53 (Call 10/15/52)	60	59,618
5.80%, 09/15/62 (Call 03/15/62)	60	59,896

46	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(c)	$20	$18,834
4.25%, 08/01/31 (Call 05/01/31)	25	21,073
4.38%, 04/01/30 (Call 01/01/30)(c)	30	26,500
5.00%, 01/15/44 (Call 07/15/43)	55	39,283
6.95%, 03/15/28	15	15,193
Papa John’s International Inc., 3.88%, 09/15/29 (Call 09/15/24)(b)(c)	25	22,156
Patrick Industries Inc., 4.75%, 05/01/29 (Call 05/01/24)(b)	20	18,316
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	100	91,459
4.60%, 04/15/25 (Call 03/15/25)	35	34,663
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 03/13/24)	35	34,992
6.75%, 03/01/32 (Call 03/01/27)	25	24,905
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(c)	100	92,436
2.25%, 04/15/25 (Call 03/15/25)	65	62,976
2.35%, 02/15/30 (Call 11/15/29)	75	65,422
2.50%, 04/15/26	50	47,755
2.65%, 09/15/30 (Call 06/15/30)	55	48,239
2.95%, 01/15/52 (Call 07/15/51)	30	19,915
3.38%, 04/15/29 (Call 01/15/29)	70	65,606
3.63%, 04/15/46	65	50,700
3.90%, 11/15/47 (Call 05/15/47)	75	61,150
4.00%, 07/01/42	55	47,329
4.80%, 01/15/53 (Call 07/15/52)(c)	35	32,300
6.50%, 10/15/37	135	150,818
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	15	12,928
2.25%, 09/15/26 (Call 06/15/26)	105	98,633
4.50%, 04/15/50 (Call 10/15/49)	30	27,331
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	5	4,026
5.25%, 05/15/33 (Call 02/15/33)	55	54,659
Victoria’s Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(b)	35	29,527
Walgreen Co., 4.40%, 09/15/42	15	12,218
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)(c)	25	21,599
3.45%, 06/01/26 (Call 03/01/26)	75	71,517
4.10%, 04/15/50 (Call 10/15/49)(c)	45	32,744
4.50%, 11/18/34 (Call 05/18/34)	15	13,292
4.80%, 11/18/44 (Call 05/18/44)(c)	50	41,634
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	57	50,037
4.63%, 01/31/32 (Call 10/01/26)	60	55,060
4.75%, 01/15/30 (Call 10/15/29)(b)	45	42,705
5.35%, 11/01/43 (Call 05/01/43)	15	14,364
5.38%, 04/01/32 (Call 04/01/27)	55	52,833
6.88%, 11/15/37	20	21,698

		7,812,589

Savings & Loans — 0.1%
Nationwide Building Society
1.00%, 08/28/25(b)	88	82,594
3.96%, 07/18/30 (Call 07/18/29), (3-mo. LIBOR US + 1.855%)(a)(b)	40	36,602
4.30%, 03/08/29 (Call 03/08/28), (3-mo. LIBOR US + 1.452%)(a)(b)	220	209,187

Security	Par (000)	Value

Savings & Loans (continued)
6.56%, 10/18/27 (Call 10/18/26), (1-day SOFR + 1.910%)(a)(b)	$200	$204,704

		533,087

Semiconductors — 1.7%
ams-OSRAM AG, 12.25%, 03/30/29 (Call 03/30/26)(b)	25	25,379
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	40	34,908
2.10%, 10/01/31 (Call 07/01/31)	60	49,503
2.80%, 10/01/41 (Call 04/01/41)	80	56,773
2.95%, 04/01/25 (Call 03/01/25)	27	26,374
2.95%, 10/01/51 (Call 04/01/51)	73	48,627
3.50%, 12/05/26 (Call 09/05/26)	90	86,921
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	60	50,038
2.75%, 06/01/50 (Call 12/01/49)	55	36,988
3.30%, 04/01/27 (Call 01/01/27)	92	88,062
3.90%, 10/01/25 (Call 07/01/25)	50	49,123
4.35%, 04/01/47 (Call 10/01/46)	62	54,973
5.10%, 10/01/35 (Call 04/01/35)	40	40,488
5.85%, 06/15/41	39	41,946
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	40	37,678
3.88%, 01/15/27 (Call 10/15/26)	85	82,172
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(b)	195	162,310
2.60%, 02/15/33 (Call 11/15/32)(b)	110	88,281
3.14%, 11/15/35 (Call 08/15/35)(b)	210	166,442
3.15%, 11/15/25 (Call 10/15/25)	30	28,958
3.19%, 11/15/36 (Call 08/15/36)(b)	180	140,674
3.42%, 04/15/33 (Call 01/15/33)(b)	178	152,002
3.46%, 09/15/26 (Call 07/15/26)	30	28,777
3.47%, 04/15/34 (Call 01/15/34)(b)	115	97,099
3.50%, 02/15/41 (Call 08/15/40)(b)	165	126,067
4.00%, 04/15/29 (Call 02/15/29)(b)	40	37,850
4.11%, 09/15/28 (Call 06/15/28)	120	115,007
4.15%, 11/15/30 (Call 08/15/30)	185	172,946
4.15%, 04/15/32 (Call 01/15/32)(b)	80	73,445
4.30%, 11/15/32 (Call 08/15/32)	100	92,602
4.93%, 05/15/37 (Call 02/15/37)(b)	125	116,470
5.00%, 04/15/30 (Call 01/15/30)	20	19,930
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)(c)	30	26,592
4.38%, 04/15/28 (Call 03/11/24)(b)	20	18,711
4.75%, 04/15/29 (Call 01/15/29)(b)	50	47,211
5.95%, 06/15/30 (Call 06/15/25)(b)	55	53,935
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	150	142,671
3.05%, 08/12/51 (Call 02/12/51)	5	3,304
3.20%, 08/12/61 (Call 02/12/61)	10	6,433
3.73%, 12/08/47 (Call 06/08/47)	270	204,646
4.88%, 02/10/26	300	299,034
4.88%, 02/10/28 (Call 01/10/28)	365	363,984
5.13%, 02/10/30 (Call 12/10/29)	310	312,444
5.15%, 02/21/34 (Call 11/21/33)	50	49,509
5.20%, 02/10/33 (Call 11/10/32)	170	170,073
5.60%, 02/21/54 (Call 08/21/53)	120	119,980
5.63%, 02/10/43 (Call 08/10/42)	205	208,354
5.70%, 02/10/53 (Call 08/10/52)	375	378,959
5.90%, 02/10/63 (Call 08/10/62)	190	197,927
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	20	19,397

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.65%, 07/15/32 (Call 04/15/32)	$55	$53,613
4.95%, 07/15/52 (Call 01/15/52)	100	94,793
5.25%, 07/15/62 (Call 01/15/62)	60	58,297
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	65	54,549
2.88%, 06/15/50 (Call 12/15/49)(c)	55	37,185
3.13%, 06/15/60 (Call 12/15/59)	44	28,846
3.75%, 03/15/26 (Call 01/15/26)	100	97,592
3.80%, 03/15/25 (Call 12/15/24)	27	26,604
4.00%, 03/15/29 (Call 12/15/28)	83	79,981
4.88%, 03/15/49 (Call 09/15/48)	35	32,932
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	50	46,382
2.45%, 04/15/28 (Call 02/15/28)	22	19,753
2.95%, 04/15/31 (Call 01/15/31)	80	68,509
4.88%, 06/22/28 (Call 03/22/28)	50	49,116
Microchip Technology Inc., 4.25%, 09/01/25 (Call 04/01/24)	35	34,360
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	40	32,814
3.37%, 11/01/41 (Call 05/01/41)	40	29,095
3.48%, 11/01/51 (Call 05/01/51)	35	24,313
4.19%, 02/15/27 (Call 12/15/26)	122	118,549
4.66%, 02/15/30 (Call 11/15/29)	75	72,432
4.98%, 02/06/26 (Call 12/06/25)	75	74,561
5.33%, 02/06/29 (Call 11/06/28)	76	76,074
5.88%, 02/09/33 (Call 11/09/32)	60	61,233
5.88%, 09/15/33 (Call 06/15/33)	50	50,961
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)	70	58,478
2.85%, 04/01/30 (Call 01/01/30)	146	131,472
3.20%, 09/16/26 (Call 06/16/26)	110	106,033
3.50%, 04/01/40 (Call 10/01/39)	104	87,100
3.50%, 04/01/50 (Call 10/01/49)	60	47,008
3.70%, 04/01/60 (Call 10/01/59)	42	33,034
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)	40	39,936
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	50	41,395
2.65%, 02/15/32 (Call 11/15/31)	70	57,467
2.70%, 05/01/25 (Call 04/01/25)	22	21,276
3.13%, 02/15/42 (Call 08/15/41)	40	28,430
3.15%, 05/01/27 (Call 03/01/27)	77	72,389
3.25%, 05/11/41 (Call 11/11/40)	50	36,744
3.25%, 11/30/51 (Call 05/30/51)	40	26,904
3.40%, 05/01/30 (Call 02/01/30)	89	79,672
3.88%, 06/18/26 (Call 04/18/26)	45	43,546
4.30%, 06/18/29 (Call 03/18/29)	40	38,186
4.40%, 06/01/27 (Call 05/01/27)	10	9,769
5.00%, 01/15/33 (Call 10/15/32)	35	33,822
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 04/01/24)(b)	40	36,603
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(b)	65	54,862
4.38%, 10/15/29 (Call 10/15/24)	69	64,167
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	40	34,777
1.65%, 05/20/32 (Call 02/20/32)	205	160,006
2.15%, 05/20/30 (Call 02/20/30)	10	8,553
3.25%, 05/20/27 (Call 02/20/27)	205	195,453
3.25%, 05/20/50 (Call 11/20/49)	30	21,848

Security	Par (000)	Value

Semiconductors (continued)
3.45%, 05/20/25 (Call 02/20/25)	$35	$34,276
4.30%, 05/20/47 (Call 11/20/46)	105	91,011
4.50%, 05/20/52 (Call 11/20/51)	75	66,060
4.65%, 05/20/35 (Call 11/20/34)	60	58,663
5.40%, 05/20/33 (Call 02/20/33)	35	36,266
6.00%, 05/20/53 (Call 11/20/52)	80	87,702
Renesas Electronics Corp., 2.17%, 11/25/26 (Call 10/25/26)(b)	35	31,820
SK Hynix Inc.
1.50%, 01/19/26(e)	200	185,265
2.38%, 01/19/31(e)	200	164,085
Skyworks Solutions Inc., 3.00%, 06/01/31 (Call 03/01/31)	47	39,362
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)(c)	30	26,875
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	35	31,940
1.38%, 03/12/25 (Call 02/12/25)	70	67,334
1.75%, 05/04/30 (Call 02/04/30)	60	50,209
1.90%, 09/15/31 (Call 06/15/31)	65	53,643
2.25%, 09/04/29 (Call 06/04/29)	105	92,666
2.70%, 09/15/51 (Call 03/15/51)	55	35,297
2.90%, 11/03/27 (Call 08/03/27)	52	48,810
3.88%, 03/15/39 (Call 09/15/38)	80	70,323
4.15%, 05/15/48 (Call 11/15/47)	104	88,316
5.05%, 05/18/63 (Call 11/18/62)	75	71,736
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)	200	169,305
3.13%, 10/25/41 (Call 04/25/41)	200	158,557
TSMC Global Ltd.
1.00%, 09/28/27 (Call 07/28/27)(e)	200	174,359
1.38%, 09/28/30 (Call 06/28/30)(e)	200	160,168
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	81	70,096

		10,107,595

Software — 0.7%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 04/01/24)(b)	25	24,675
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	110	102,392
2.30%, 02/01/30 (Call 11/01/29)	106	92,465
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	80	66,363
2.85%, 01/15/30 (Call 10/15/29)	50	44,323
3.50%, 06/15/27 (Call 03/15/27)	27	25,816
4.38%, 06/15/25 (Call 03/15/25)	42	41,521
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 03/11/24)(b)	60	56,453
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	65	54,460
2.90%, 12/01/29 (Call 09/01/29)	85	74,827
3.40%, 06/27/26 (Call 03/27/26)	45	43,011
Camelot Finance SA, 4.50%, 11/01/26 (Call 04/02/24)(b)	40	38,225
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(b)	45	45,297
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(b)	50	45,652
4.88%, 07/01/29 (Call 06/30/24)(b)	55	49,863
Concentrix Corp.
6.60%, 08/02/28 (Call 07/02/28)	55	55,253
6.85%, 08/02/33 (Call 05/02/33)	25	24,447

48	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Consensus Cloud Solutions Inc.
6.00%, 10/15/26 (Call 04/01/24)(b)(c)	$20	$19,040
6.50%, 10/15/28 (Call 10/15/26)(b)(c)	30	26,809
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)	35	31,471
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	75	61,044
2.95%, 02/15/51 (Call 08/15/50)	50	33,227
4.80%, 03/01/26 (Call 12/01/25)	37	36,803
Fair Isaac Corp.
4.00%, 06/15/28 (Call 03/18/24)(b)	55	51,073
5.25%, 05/15/26 (Call 02/15/26)(b)	30	29,681
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	105	97,115
1.65%, 03/01/28 (Call 01/01/28)	30	26,439
2.25%, 03/01/31 (Call 12/01/30)	90	75,213
3.10%, 03/01/41 (Call 09/01/40)	66	47,520
4.50%, 08/15/46 (Call 02/15/46)	25	20,491
5.10%, 07/15/32 (Call 04/15/32)(c)	65	64,961
5.63%, 07/15/52 (Call 01/15/52)	25	24,726
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	140	128,102
2.65%, 06/01/30 (Call 03/01/30)	74	63,631
3.20%, 07/01/26 (Call 05/01/26)	164	156,626
3.50%, 07/01/29 (Call 04/01/29)	140	128,735
3.85%, 06/01/25 (Call 03/01/25)	82	80,361
4.20%, 10/01/28 (Call 07/01/28)	45	43,166
4.40%, 07/01/49 (Call 01/01/49)	127	106,215
5.63%, 08/21/33 (Call 05/21/33)	130	131,460
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	52	49,061
1.35%, 07/15/27 (Call 05/15/27)	32	28,549
1.65%, 07/15/30 (Call 04/15/30)	102	83,639
5.25%, 09/15/26 (Call 08/15/26)	60	60,523
5.50%, 09/15/53 (Call 03/15/53)	70	72,185
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(b)	30	29,026
Open Text Corp.
3.88%, 02/15/28 (Call 04/01/24)(b)	50	45,981
3.88%, 12/01/29 (Call 12/01/24)(b)	45	39,770
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	50	44,171
4.13%, 12/01/31 (Call 12/01/26)(b)	37	31,683
PTC Inc., 4.00%, 02/15/28 (Call 04/01/24)(b)	25	23,306
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 04/01/24)(b)	30	12,083
5.38%, 12/01/28 (Call 04/01/24)(b)	27	7,940
RingCentral Inc., 8.50%, 08/15/30 (Call 08/15/26)(b)(c)	25	25,837
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	60	56,188
1.40%, 09/15/27 (Call 07/15/27)	70	61,834
1.75%, 02/15/31 (Call 11/15/30)	111	88,679
2.00%, 06/30/30 (Call 03/30/30)	65	53,996
2.95%, 09/15/29 (Call 06/15/29)	55	49,234
3.80%, 12/15/26 (Call 09/15/26)	84	81,195
3.85%, 12/15/25 (Call 09/15/25)	37	36,098
4.20%, 09/15/28 (Call 06/15/28)	30	28,988
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	125	100,270
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	30	26,734
3.88%, 03/15/31 (Call 03/15/26)	30	26,122
VMware LLC
1.40%, 08/15/26 (Call 07/15/26)	40	36,367

Security	Par (000)	Value

Software (continued)
2.20%, 08/15/31 (Call 05/15/31)	$115	$92,725
3.90%, 08/21/27 (Call 05/21/27)	107	102,021
4.50%, 05/15/25 (Call 04/15/25)	50	49,448
4.65%, 05/15/27 (Call 03/15/27)	92	90,057
4.70%, 05/15/30 (Call 02/15/30)	82	78,854
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	50	47,597
3.70%, 04/01/29 (Call 02/01/29)	5	4,673
3.80%, 04/01/32 (Call 01/01/32)	70	63,274
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.,
3.88%, 02/01/29 (Call 03/11/24)(b)	40	35,825

		4,132,885

Telecommunications — 1.5%
America Movil SAB de CV
4.38%, 04/22/49 (Call 10/22/48)	30	25,795
6.13%, 03/30/40	210	219,769
6.38%, 03/01/35	110	119,186
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52 (Call 02/15/52)	45	33,082
4.30%, 07/29/49 (Call 01/29/49)	30	24,688
4.46%, 04/01/48 (Call 10/01/47)	70	59,497
5.10%, 05/11/33 (Call 02/11/33)	5	4,947
5.20%, 02/15/34 (Call 11/15/33)	80	78,939
5.55%, 02/15/54 (Call 08/15/53)	50	49,194
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	35	25,767
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	35	23,506
Bharti Airtel Ltd., 4.38%, 06/10/25(e)	200	196,565
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(b)(c)	20	17,902
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(b)	60	41,094
6.00%, 03/01/26 (Call 04/01/24)(b)	85	76,500
7.13%, 07/01/28 (Call 04/01/24)(b)	35	13,882
8.25%, 03/01/27 (Call 04/01/24)(b)	50	21,868
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/11/24)(b)(c)	40	14,246
6.00%, 06/15/25 (Call 03/11/24)(b)	64	52,161
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 03/11/24)(b)	20	19,632
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 03/11/24)(b)	25	20,626
6.50%, 10/01/28 (Call 03/11/24)(b)	40	34,439
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	37	28,631
4.38%, 11/15/57 (Call 05/15/57)	37	30,436
4.70%, 03/15/37	14	12,859
4.75%, 03/15/42	30	26,876
5.35%, 11/15/48 (Call 05/15/48)	36	34,571
5.45%, 11/15/79 (Call 05/19/79)	60	55,414
5.75%, 08/15/40	16	15,992
5.85%, 11/15/68 (Call 05/15/68)	15	14,757
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(b)	110	101,967
5.88%, 10/15/27 (Call 04/01/24)(b)	60	57,985
5.88%, 11/01/29 (Call 11/01/24)	45	38,489
6.00%, 01/15/30 (Call 10/15/24)(b)	55	47,024
6.75%, 05/01/29 (Call 05/01/24)(b)	55	49,428
8.63%, 03/15/31 (Call 03/15/26)(b)	45	45,579
8.75%, 05/15/30 (Call 05/15/25)(b)	65	66,288
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(e)	200	180,553
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(b)	160	149,030

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	$47	$43,562
2.00%, 12/10/30 (Call 09/10/30)	22	17,713
3.75%, 08/15/29 (Call 05/15/29)	45	41,710
5.95%, 03/15/41	25	24,732
Level 3 Financing Inc.
3.40%, 03/01/27	40	40,800
3.63%, 01/15/29	45	26,325
3.75%, 07/15/29	45	26,325
3.88%, 11/15/29	45	46,350
4.25%, 07/01/28	60	36,900
4.63%, 09/15/27	50	32,250
10.50%, 05/15/30	42	43,220
11.00%, 11/15/29 (Call 03/22/27)(h)	51	50,968
Lumen Technologies Inc.
4.00%, 02/15/27	55	33,240
4.50%, 01/15/29 (Call 03/11/24)(b)	10	3,141
5.38%, 06/15/29 (Call 06/15/24)(b)	15	4,940
Series G, 6.88%, 01/15/28	12	5,982
Series P, 7.60%, 09/15/39	20	6,639
Series U, 7.65%, 03/15/42	15	4,954
Millicom International Cellular SA, 6.25%, 03/25/29 (Call 03/25/24)(e)	180	174,499
Nokia OYJ
4.38%, 06/12/27	30	28,752
6.63%, 05/15/39	30	28,948
Ooredoo International Finance Ltd., 2.63%, 04/08/31(e)	200	171,540
Qwest Corp., 7.25%, 09/15/25	15	14,510
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	69	64,938
3.63%, 12/15/25 (Call 09/15/25)	105	101,753
3.80%, 03/15/32 (Call 12/15/31)	100	88,840
4.30%, 02/15/48 (Call 08/15/47)	80	63,914
4.35%, 05/01/49 (Call 11/01/48)	76	61,040
4.50%, 03/15/42 (Call 09/15/41)	50	42,934
4.50%, 03/15/43 (Call 09/15/42)	45	38,057
4.55%, 03/15/52 (Call 09/15/51)	80	66,023
5.00%, 03/15/44 (Call 09/15/43)	75	67,644
5.25%, 03/15/82 (Call 03/15/27), (5-year CMT + 3.590%)(a)(b)	45	42,893
5.30%, 02/15/34 (Call 11/15/33)	70	68,720
5.45%, 10/01/43 (Call 04/01/43)	65	62,164
7.50%, 08/15/38	30	34,498
SES Global Americas Holdings Inc., 5.30%, 03/25/44(b)	20	15,365
Telecom Italia Capital SA
6.00%, 09/30/34	60	55,680
6.38%, 11/15/33	50	47,933
7.20%, 07/18/36	55	54,708
7.72%, 06/04/38	55	56,228
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	40	39,030
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	37	34,663
3.40%, 05/13/32 (Call 02/13/32)	50	43,382
3.70%, 09/15/27 (Call 06/15/27)	65	61,697
4.30%, 06/15/49 (Call 12/15/48)	25	20,314
4.60%, 11/16/48 (Call 05/16/48)	50	42,727
U.S. Cellular Corp., 6.70%, 12/15/33	30	29,520
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	116	107,652

Security	Par (000)	Value

Telecommunications (continued)
1.45%, 03/20/26 (Call 02/20/26)	$45	$41,726
1.50%, 09/18/30 (Call 06/18/30)	67	53,754
1.68%, 10/30/30 (Call 07/30/30)	60	48,281
1.75%, 01/20/31 (Call 10/20/30)	100	80,193
2.10%, 03/22/28 (Call 01/22/28)	209	186,087
2.36%, 03/15/32 (Call 12/15/31)	271	219,495
2.55%, 03/21/31 (Call 12/21/30)	194	163,439
2.63%, 08/15/26	170	160,312
2.65%, 11/20/40 (Call 05/20/40)	139	95,827
2.85%, 09/03/41 (Call 03/03/41)	50	35,218
2.88%, 11/20/50 (Call 05/20/50)	140	89,201
2.99%, 10/30/56 (Call 04/30/56)	205	127,438
3.00%, 03/22/27 (Call 01/22/27)	182	171,242
3.00%, 11/20/60 (Call 05/20/60)(c)	112	67,991
3.15%, 03/22/30 (Call 12/22/29)	74	66,245
3.40%, 03/22/41 (Call 09/22/40)	187	143,197
3.55%, 03/22/51 (Call 09/22/50)	234	169,917
3.70%, 03/22/61 (Call 09/22/60)	185	131,590
3.85%, 11/01/42 (Call 05/01/42)	45	36,193
3.88%, 02/08/29 (Call 11/08/28)	94	89,308
3.88%, 03/01/52 (Call 09/01/51)	65	50,078
4.00%, 03/22/50 (Call 09/22/49)	69	54,417
4.02%, 12/03/29 (Call 09/03/29)	243	230,649
4.13%, 03/16/27	259	251,889
4.13%, 08/15/46	60	49,105
4.33%, 09/21/28	200	194,158
4.40%, 11/01/34 (Call 05/01/34)	142	131,986
4.50%, 08/10/33	151	142,291
4.52%, 09/15/48	105	91,872
4.67%, 03/15/55	30	26,458
4.75%, 11/01/41	47	43,252
4.81%, 03/15/39	79	73,679
4.86%, 08/21/46	120	110,163
5.01%, 04/15/49(c)	50	48,605
5.25%, 03/16/37	65	64,800
5.50%, 03/16/47	27	27,177
5.50%, 02/23/54 (Call 08/23/53)	60	59,284
5.85%, 09/15/35	22	22,974
6.40%, 09/15/33	7	7,524
6.55%, 09/15/43	42	46,787
7.75%, 12/01/30	25	28,521
Viasat Inc., 7.50%, 05/30/31 (Call 05/30/26)(b)	50	35,130
ViaSat Inc.
5.63%, 04/15/27 (Call 03/11/24)(b)	100	93,895
6.50%, 07/15/28 (Call 04/01/24)(b)(c)	20	14,812
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(b)	25	21,693
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 04/01/24)(b)	75	70,011

		8,617,345

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	15	14,075
3.55%, 11/19/26 (Call 09/19/26)	55	52,158
3.90%, 11/19/29 (Call 08/19/29)	90	82,582
5.10%, 05/15/44 (Call 11/15/43)	15	12,598
6.35%, 03/15/40	25	25,337

		186,750

50	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation — 0.2%
AP Moller - Maersk A/S
4.50%, 06/20/29 (Call 03/20/29)(b)	$50	$48,892
5.88%, 09/14/33 (Call 06/14/33)(b)	5	5,035
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 03/18/24)(b)	35	30,951
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	55	53,024
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	65	63,448
MTR Corp. Ltd., 1.63%, 08/19/30(e)	200	165,582
RXO Inc., 7.50%, 11/15/27 (Call 11/15/24)(b)	20	20,723
Ryder System Inc.
2.85%, 03/01/27 (Call 02/01/27)	60	56,109
2.90%, 12/01/26 (Call 10/01/26)	50	46,979
3.35%, 09/01/25 (Call 08/01/25)	50	48,463
4.63%, 06/01/25 (Call 05/01/25)	57	56,462
6.30%, 12/01/28 (Call 11/01/28)	5	5,210
6.60%, 12/01/33 (Call 09/01/33)	50	53,535
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(e)	200	172,719
XPO CNW Inc., 6.70%, 05/01/34	15	15,558
XPO Inc.
7.13%, 06/01/31 (Call 06/01/26)(b)	50	51,106
7.13%, 02/01/32 (Call 02/01/27)(b)	45	45,714

		939,510

Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45
(Call 06/15/25), (3-mo. SOFR + 4.562%)(a)(b)	30	29,794
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	50	39,338
3.10%, 06/01/51 (Call 12/01/50)	45	28,921
3.25%, 03/30/25 (Call 12/30/24)	15	14,625
3.25%, 09/15/26 (Call 06/15/26)	30	28,590
3.50%, 03/15/28 (Call 12/15/27)	25	23,446
3.85%, 03/30/27 (Call 12/30/26)	30	28,779
4.00%, 06/30/30 (Call 03/30/30)	65	60,294
4.55%, 11/07/28 (Call 08/07/28)(c)	20	19,529
4.70%, 04/01/29 (Call 01/01/29)	30	29,328
5.20%, 03/15/44 (Call 09/15/43)	25	22,817
6.05%, 03/15/34 (Call 12/15/33)	60	61,422

		386,883

Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	65	56,892
2.95%, 09/01/27 (Call 06/01/27)	5	4,662
3.40%, 03/01/25 (Call 12/01/24)	35	34,315
3.45%, 06/01/29 (Call 03/01/29)	52	48,340
3.45%, 05/01/50 (Call 11/01/49)	34	24,867
3.75%, 09/01/28 (Call 06/01/28)	45	42,690
3.75%, 09/01/47 (Call 03/01/47)	31	24,059
4.00%, 12/01/46 (Call 06/01/46)	25	20,226
4.15%, 06/01/49 (Call 12/01/48)	37	30,583
4.20%, 09/01/48 (Call 03/01/48)	25	20,995
4.30%, 12/01/42 (Call 06/01/42)	52	45,405
4.30%, 09/01/45 (Call 03/01/45)	20	17,063
4.45%, 06/01/32 (Call 03/01/32)	45	43,027
6.59%, 10/15/37	55	61,757

		474,881

Total Corporate Bonds & Notes — 31.5% (Cost: $202,817,546)		186,143,071

Security	Par (000)	Value

Foreign Government Obligations(i)

Argentina — 0.2%
Argentina Bonar Bonds
0.75%, 07/09/30(j)	$355	$153,538
1.00%, 07/09/29	60	25,808
3.50%, 07/09/41(j)	50	17,126
3.63%, 07/09/35(j)	470	168,243
4.25%, 01/09/38(j)	190	71,588
Argentine Republic Government International Bond
0.75%, 07/09/30 (Call 04/03/24)(j)	420	194,099
1.00%, 07/09/29 (Call 04/01/24)(c)	100	46,272
3.50%, 07/09/41 (Call 04/03/24)(j)	225	80,850
3.63%, 07/09/35 (Call 04/03/24)(j)	420	155,400
3.63%, 07/09/46 (Call 04/03/24)(c)(j)	55	21,312
4.25%, 01/09/38 (Call 04/03/24)(j)	285	118,779

		1,053,015

Bermuda — 0.0%
Bermuda Government International Bond, 2.38%, 08/20/30 (Call 05/20/30)(e)	155	129,635

Brazil — 0.2%
Brazilian Government International Bond
5.63%, 01/07/41	300	269,294
7.13%, 01/20/37(c)	225	239,827
8.25%, 01/20/34	160	183,229
10.13%, 05/15/27(c)	120	137,136

		829,486

Canada — 0.6%
Canada Government International Bond
0.75%, 05/19/26	140	128,697
2.88%, 04/28/25	205	200,103
CDP Financial Inc.
0.88%, 06/10/25(b)	60	56,896
1.00%, 05/26/26(b)	50	46,029
4.25%, 07/25/28(b)	250	246,076
Export Development Canada
3.38%, 08/26/25	5	4,893
3.88%, 02/14/28	420	411,238
4.13%, 02/13/29	120	118,574
Ontario Teachers’ Finance Trust, 2.00%, 04/16/31(b)	250	208,771
Province of Alberta Canada
1.00%, 05/20/25	100	95,214
1.30%, 07/22/30	115	94,347
2.05%, 08/17/26(b)	100	93,798
3.30%, 03/15/28	80	76,188
Province of British Columbia Canada
0.90%, 07/20/26	155	141,825
1.30%, 01/29/31(c)	70	56,750
2.25%, 06/02/26	30	28,428
4.20%, 07/06/33	100	96,634
7.25%, 09/01/36	20	24,422
Province of Manitoba Canada, 2.13%, 06/22/26	225	212,186
Province of New Brunswick Canada, 3.63%, 02/24/28	20	19,177
Province of Ontario Canada
0.63%, 01/21/26	116	107,292
1.05%, 04/14/26	10	9,257
1.05%, 05/21/27	100	89,360
1.13%, 10/07/30	90	72,563
1.60%, 02/25/31	75	61,849
1.80%, 10/14/31	105	86,531
2.00%, 10/02/29	30	26,262

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
2.30%, 06/15/26	$60	$56,842
2.50%, 04/27/26	115	109,720
4.20%, 01/18/29	110	108,392
Province of Quebec Canada
0.60%, 07/23/25	215	202,409
2.50%, 04/20/26	50	47,732
2.75%, 04/12/27	58	54,880
4.50%, 09/08/33	105	103,651
Series PD, 7.50%, 09/15/29	110	125,553

		3,622,539

Chile — 0.1%
Chile Government International Bond
3.24%, 02/06/28 (Call 11/06/27)	200	187,212
3.50%, 01/25/50 (Call 07/25/49)	200	144,928
3.63%, 10/30/42	200	155,389
3.86%, 06/21/47	200	156,793
4.00%, 01/31/52 (Call 07/31/51)	200	156,973

		801,295

Colombia — 0.1%
Colombia Government International Bond 4.50%, 03/15/29 (Call 12/15/28)	200	182,479
6.13%, 01/18/41	300	255,461
7.38%, 09/18/37	300	294,361

		732,301

Costa Rica — 0.0%
Costa Rica Government International Bond, 6.55%, 04/03/34 (Call 01/03/34)(e)	200	206,017

Finland — 0.1%
Finland Government International Bond, 6.95%, 02/15/26	95	98,232
Kuntarahoitus OYJ, 4.88%, 01/13/27(b)	200	201,308

		299,540

France — 0.3%
Caisse d’Amortissement de la Dette Sociale
0.38%, 09/23/25(b)	365	340,368
1.38%, 01/20/31(b)	325	264,607
3.00%, 05/17/25(b)	300	292,559
3.75%, 05/24/28(b)	305	296,229
4.88%, 09/19/26(b)	200	201,081

		1,394,844

Germany — 0.0%
State of North Rhine-Westphalia Germany, 1.00%, 04/21/26(e)	100	92,387

Hong Kong — 0.1%
Airport Authority
1.75%, 01/12/27 (Call 12/12/26)(b)	200	183,801
2.63%, 02/04/51 (Call 08/04/50)(b)	200	129,965
Hong Kong Government International Bond, 1.38%, 02/02/31(b)	200	164,095

		477,861

Hungary — 0.1%
Hungary Government International Bond
2.13%, 09/22/31(e)	200	156,342
6.25%, 09/22/32(e)	200	206,377
7.63%, 03/29/41	166	190,169
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27 (Call 11/04/27)(e)	200	200,747

		753,635

Security	Par (000)	Value

Indonesia — 0.4%
Indonesia Government International Bond
2.85%, 02/14/30	$200	$177,302
3.05%, 03/12/51	200	139,436
3.20%, 09/23/61 (Call 03/23/61)	200	130,111
4.35%, 01/11/48	200	172,507
4.55%, 01/11/28 (Call 12/11/27)	200	196,775
4.65%, 09/20/32 (Call 06/20/32)	200	193,175
4.85%, 01/11/33 (Call 10/11/32)	200	196,239
5.25%, 01/17/42(e)	200	197,825
6.75%, 01/15/44(e)	200	231,386
Perusahaan Penerbit SBSN Indonesia III
2.55%, 06/09/31(e)	200	170,358
4.15%, 03/29/27(e)	200	195,302
4.40%, 06/06/27(e)	200	196,590
4.70%, 06/06/32(e)	200	195,773

		2,392,779

Israel — 0.1%
Israel Government International Bond, 2.88%, 03/16/26	200	189,769
State of Israel
3.38%, 01/15/50	400	268,277
3.80%, 05/13/60(e)	200	136,768

		594,814

Italy — 0.1%
Republic of Italy Government International Bond
2.88%, 10/17/29	205	180,603
3.88%, 05/06/51	20	13,842
5.38%, 06/15/33	170	166,841

		361,286

Japan — 0.3%
Development Bank of Japan Inc., 4.50%, 01/30/34(b)	200	197,927
Japan Bank for International Cooperation
0.63%, 07/15/25	200	188,085
1.25%, 01/21/31	105	84,079
1.63%, 01/20/27	200	183,227
1.88%, 04/15/31	200	165,991
2.13%, 02/16/29	115	102,024
2.25%, 11/04/26	20	18,730
2.50%, 05/28/25	35	33,862
2.75%, 11/16/27	15	13,997
2.88%, 04/14/25	220	214,348
2.88%, 06/01/27	75	70,842
3.25%, 07/20/28	20	18,885
4.63%, 07/19/28	220	219,509
Japan International Cooperation Agency
1.00%, 07/22/30(c)	25	19,861
2.13%, 10/20/26	46	42,909
4.00%, 05/23/28	200	194,011

		1,768,287

Kazakhstan — 0.0%
Kazakhstan Government International Bond, 4.88%, 10/14/44(e)	200	187,264

Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 4.24%, 04/22/45(e)	200	183,640

Netherlands — 0.1%
BNG Bank NV
3.50%, 05/19/28(b)	300	288,387
4.25%, 01/25/29(b)	200	198,288

52	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Netherlands (continued)
Nederlandse Waterschapsbank NV
1.00%, 05/28/30(b)	$45	$36,507
4.00%, 06/01/28(b)	200	196,065

		719,247

Norway — 0.1%
Kommunalbanken AS
0.88%, 03/12/25(b)(c)	365	349,266
1.13%, 06/14/30(b)	200	162,665

		511,931

Panama — 0.2%
Panama Government International Bond
3.16%, 01/23/30 (Call 10/23/29)	200	164,340
3.75%, 04/17/26(e)	100	94,303
4.50%, 05/15/47 (Call 11/15/46)	400	267,057
4.50%, 04/16/50 (Call 10/16/49)	200	130,171
6.70%, 01/26/36	180	170,203
8.88%, 09/30/27	35	37,723
9.38%, 04/01/29	100	110,480

		974,277

Paraguay — 0.0%
Paraguay Government International Bond, 3.85%, 06/28/33 (Call 03/28/33)(e)	200	172,762

Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	100	75,693
2.39%, 01/23/26 (Call 12/23/25)	70	66,261
2.78%, 01/23/31 (Call 10/23/30)	145	123,341
2.78%, 12/01/60 (Call 06/01/60)(c)	60	34,407
3.00%, 01/15/34 (Call 10/15/33)	100	81,299
3.30%, 03/11/41 (Call 09/11/40)	60	44,514
3.55%, 03/10/51 (Call 09/10/50)	75	53,823
3.60%, 01/15/72 (Call 07/15/71)	35	22,983
5.63%, 11/18/50	90	89,073
6.55%, 03/14/37	70	75,501
8.75%, 11/21/33	100	122,757

		789,652

Poland — 0.1%
Republic of Poland Government International Bond
3.25%, 04/06/26	90	87,541
4.88%, 10/04/33 (Call 07/04/33)	90	88,118
5.50%, 11/16/27 (Call 08/16/27)	50	51,183
5.50%, 04/04/53 (Call 10/04/52)	155	154,811
5.75%, 11/16/32 (Call 08/16/32)	50	52,131

		433,784

Qatar — 0.2%
Qatar Government International Bond
3.75%, 04/16/30(e)	200	191,146
4.00%, 03/14/29(e)	200	194,662
4.40%, 04/16/50(e)	200	175,020
4.50%, 04/23/28(e)	200	199,003
4.63%, 06/02/46(e)	200	182,630
4.82%, 03/14/49(e)	200	185,255
5.10%, 04/23/48(e)	200	192,768

		1,320,484

Romania — 0.1%
Romanian Government International Bond
3.00%, 02/27/27(e)	50	46,522
3.00%, 02/14/31(e)	100	83,055
3.63%, 03/27/32(e)	66	55,770

Security	Par (000)	Value

Romania (continued)
4.00%, 02/14/51(e)	$120	$83,014
5.13%, 06/15/48(e)	50	41,583
5.25%, 11/25/27(e)	50	49,028
6.00%, 05/25/34(e)	50	48,671
6.13%, 01/22/44(e)	50	47,570
6.38%, 01/30/34(b)	200	198,881
7.13%, 01/17/33(e)	40	42,135

		696,229

South Africa — 0.1%
Republic of South Africa Government International Bond
4.88%, 04/14/26	200	194,541
5.65%, 09/27/47	200	145,338
6.25%, 03/08/41	225	185,228

		525,107

South Korea — 0.1%
Korea Development Bank (The), 1.25%, 06/03/25(e)	400	381,047
Korea International Bond, 1.75%, 10/15/31	200	164,809

		545,856

Supranational — 2.1%
Africa Finance Corp., 4.38%, 04/17/26(e)	200	191,873
African Development Bank
0.88%, 03/23/26	215	199,012
0.88%, 07/22/26	245	224,354
4.38%, 11/03/27	15	14,947
4.63%, 01/04/27	25	25,047
Asian Development Bank
0.38%, 09/03/25	230	215,114
0.50%, 02/04/26	345	318,489
0.63%, 04/29/25	181	172,116
0.75%, 10/08/30	165	130,753
1.00%, 04/14/26	264	244,648
1.25%, 06/09/28	35	30,714
1.50%, 01/20/27	115	105,711
1.50%, 03/04/31	60	49,645
1.75%, 08/14/26	35	32,720
1.75%, 09/19/29	230	200,273
1.88%, 01/24/30	70	60,800
2.00%, 04/24/26	114	107,821
2.13%, 03/19/25(c)	79	76,621
2.38%, 08/10/27	115	107,427
2.50%, 11/02/27	45	42,040
2.63%, 01/12/27	20	18,989
2.75%, 01/19/28	35	32,888
2.88%, 05/06/25	40	39,028
3.13%, 09/26/28	20	18,956
3.13%, 04/27/32	5	4,562
4.00%, 01/12/33	5	4,850
4.13%, 01/12/34	200	195,535
4.25%, 01/09/26	10	9,914
5.82%, 06/16/28	105	110,242
6.22%, 08/15/27	77	80,529
6.38%, 10/01/28	35	37,333
Council of Europe Development Bank
0.88%, 09/22/26(c)	210	191,282
3.75%, 05/25/26	5	4,903
European Bank for Reconstruction & Development
0.50%, 05/19/25	249	235,851
0.50%, 11/25/25	75	69,681
4.13%, 01/25/29	150	148,299

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
European Investment Bank
0.00%, 11/06/26(g)	$10	$8,861
0.38%, 12/15/25	170	157,360
0.38%, 03/26/26	275	252,104
0.63%, 07/25/25	120	113,156
0.63%, 10/21/27	45	39,292
0.75%, 10/26/26	280	253,857
0.75%, 09/23/30	60	47,833
0.88%, 05/17/30	89	72,218
1.25%, 02/14/31	70	57,216
1.38%, 03/15/27(c)	85	77,584
1.63%, 03/14/25	277	267,522
1.63%, 10/09/29	50	43,270
1.63%, 05/13/31	5	4,174
1.75%, 03/15/29	10	8,833
2.13%, 04/13/26	155	147,218
2.38%, 05/24/27	235	220,457
3.25%, 11/15/27	30	28,789
3.88%, 03/15/28	5	4,901
4.00%, 02/15/29	510	501,749
4.13%, 02/13/34	200	196,122
4.88%, 02/15/36	105	108,867
European Stability Mechanism, 0.38%, 09/10/25(b)	215	200,972
Inter-American Development Bank
0.63%, 07/15/25	105	99,046
0.63%, 09/16/27	90	78,789
0.88%, 04/03/25	115	109,923
0.88%, 04/20/26	320	295,673
1.13%, 07/20/28	15	13,059
1.13%, 01/13/31	195	157,560
1.75%, 03/14/25	125	120,799
2.00%, 06/02/26	75	70,764
2.00%, 07/23/26	185	174,129
2.25%, 06/18/29	126	113,329
2.38%, 07/07/27	95	88,827
3.13%, 09/18/28	219	207,536
3.20%, 08/07/42	5	4,032
3.50%, 09/14/29	205	195,977
3.88%, 10/28/41	75	66,773
4.38%, 02/01/27	10	9,962
4.38%, 01/24/44	29	27,547
International Bank for Reconstruction & Development
0.38%, 07/28/25	215	201,886
0.50%, 10/28/25	250	232,994
0.63%, 04/22/25	337	320,778
0.65%, 02/10/26 (Call 05/10/24)	5	4,597
0.75%, 03/11/25	240	229,727
0.75%, 11/24/27(c)	209	182,669
0.75%, 08/26/30	151	120,050
0.85%, 02/10/27 (Call 05/10/24)	30	26,558
0.88%, 07/15/26	55	50,457
0.88%, 05/14/30	154	124,559
1.13%, 09/13/28	380	329,454
1.25%, 02/10/31	176	143,103
1.38%, 04/20/28	110	97,391
1.63%, 11/03/31	215	176,769
1.75%, 10/23/29	265	230,198
1.88%, 10/27/26	263	245,597
2.13%, 03/03/25	35	33,997
2.50%, 07/29/25	387	374,403
2.50%, 11/22/27	95	88,705

Security	Par (000)	Value

Supranational (continued)
3.13%, 11/20/25	$60	$58,345
3.88%, 02/14/30	20	19,455
4.00%, 01/10/31	300	292,734
4.75%, 11/14/33	130	133,536
4.75%, 02/15/35	25	25,342
Nordic Investment Bank, 0.38%, 09/11/25	355	331,860

		12,474,211

Sweden — 0.1%
Svensk Exportkredit AB
0.50%, 08/26/25	215	201,119
0.63%, 05/14/25	220	208,560

		409,679

United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
1.70%, 03/02/31(e)	200	164,777
1.88%, 09/15/31(e)	200	164,616
2.50%, 09/30/29(e)	200	178,435
3.13%, 10/11/27(e)	200	189,514
3.13%, 09/30/49(e)	200	138,837
4.13%, 10/11/47(e)	200	166,739
Dubai DOF Sukuk Ltd., 2.76%, 09/09/30(e)	200	179,079
Finance Department Government of Sharjah, 3.63%, 03/10/33(e)	200	165,602
UAE International Government Bond, 2.88%, 10/19/41(e)	400	290,273

		1,637,872

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	50	43,543
4.38%, 01/23/31 (Call 10/23/30)	60	58,422
4.98%, 04/20/55	88	81,943
5.10%, 06/18/50	154	147,870
7.63%, 03/21/36	100	120,112
7.88%, 01/15/33, (7.88% PIK)(c)(d)	70	83,459

		535,349

Total Foreign Government Obligations — 6.4% (Cost: $41,105,695)		37,627,065

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 23.4%
Federal Home Loan Mortgage Corp.
3.00%, 05/01/29	381	369,533
4.00%, 01/01/48	35	32,701
Federal National Mortgage Association
Series 2017-M3, Class A2, 2.47%, 12/25/26(a)	148	139,441
Series 2018-M12, Class A2, 3.63%, 08/25/30(a)	50	46,747
Series 2021-M13, Class A2, 1.60%, 04/25/31(a)	340	274,923
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	203,172
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	490	394,019
Freddie Mac Multifamily Structured Pass Through Certificates
Series K043, Class A2, 3.06%, 12/25/24 (Call 01/25/25)	74	72,334
Series K048, Class A2, 3.28%, 06/25/25 (Call 08/25/25)(a)	100	97,758
Series K058, Class A2, 2.65%, 08/25/26 (Call 09/25/26)	75	71,240
Series K064, Class A2, 3.22%, 03/25/27 (Call 05/25/27)	100	95,788

54	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K070, Class A2, 3.30%, 11/25/27 (Call 12/25/27)(a)	$200	$190,411
Series K115, Class A2, 1.38%, 06/25/30 (Call 07/25/30)	50	40,901
Series K131, Class A2, 1.85%, 07/25/31 (Call 09/25/31)	1,000	822,155
Series K735, Class A2, 2.86%, 05/25/26 (Call 06/25/26)	684	656,236
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	180	161,581
Government National Mortgage Association
2.00%, 08/20/50	155	126,691
2.00%, 11/20/50	415	338,631
2.00%, 12/20/50	2,993	2,440,447
2.00%, 01/20/51	4,079	3,320,215
2.00%, 02/20/51	1,581	1,288,650
2.00%, 10/20/51	1,960	1,595,244
2.00%, 12/20/51	384	312,536
2.50%, 10/20/50	503	426,062
2.50%, 01/20/51	179	151,241
2.50%, 02/20/51	183	155,415
2.50%, 05/20/51	1,978	1,675,573
2.50%, 08/20/51	118	100,119
2.50%, 11/20/51	3,354	2,838,192
2.50%, 12/20/51	846	715,898
2.50%, 02/20/52	1,751	1,481,128
2.50%, 08/20/52	349	295,002
3.00%, 03/20/45	31	27,660
3.00%, 12/20/45	4	3,269
3.00%, 01/20/46	4	3,277
3.00%, 03/20/46	248	220,343
3.00%, 05/20/46	2	2,012
3.00%, 08/20/46	10	8,688
3.00%, 09/20/46	89	79,157
3.00%, 04/20/49	46	40,628
3.00%, 10/15/49	31	27,237
3.00%, 12/20/49	994	878,641
3.00%, 01/20/50	140	123,550
3.00%, 02/20/50	347	306,736
3.00%, 07/20/50	116	101,955
3.00%, 12/20/50	160	141,067
3.00%, 08/20/51	1,039	911,905
3.00%, 09/20/51	882	773,715
3.00%, 10/20/51	582	510,170
3.00%, 11/20/51	135	118,075
3.00%, 12/20/51	433	379,828
3.00%, 02/20/52	888	778,039
3.50%, 10/20/42	727	672,901
3.50%, 05/20/47	408	373,642
3.50%, 09/20/47	781	714,268
3.50%, 02/20/48	142	129,482
3.50%, 03/20/49	347	317,360
3.50%, 09/20/49	216	197,038
3.50%, 10/20/49	144	131,874
3.50%, 12/20/49	61	55,356
3.50%, 01/20/50	323	294,545
3.50%, 01/20/52	904	818,350
3.50%, 02/20/52	319	288,442
3.50%, 03/20/54(k)	200	180,881
4.00%, 02/20/49	764	720,161
4.00%, 01/20/50	44	41,002

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 07/20/52	$89	$83,020
4.00%, 08/20/52	327	304,078
4.00%, 09/20/52	754	701,008
4.00%, 12/20/52	214	199,350
4.50%, 07/20/41	176	172,807
4.50%, 09/20/48	87	83,908
4.50%, 01/20/49	172	166,540
4.50%, 06/20/53	646	616,389
4.50%, 03/20/54(k)	825	787,782
5.00%, 07/20/52	47	46,405
5.00%, 09/20/52	483	471,875
5.00%, 12/20/52	375	366,429
5.00%, 01/20/53	237	231,237
5.00%, 04/20/53	142	138,756
5.00%, 03/20/54(k)	390	380,914
5.50%, 12/20/52	688	683,574
5.50%, 01/20/53	70	69,581
5.50%, 04/20/53	276	273,756
5.50%, 06/20/53	191	189,302
5.50%, 07/20/53	253	252,858
6.00%, 09/20/53	145	145,962
6.00%, 10/20/53	217	218,064
6.00%, 01/20/54	94	94,316
6.00%, 03/20/54(k)	700	703,413
6.50%, 11/20/53	106	107,738
6.50%, 03/20/54(k)	500	506,781
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	157	135,958
1.50%, 10/01/36	61	53,141
1.50%, 02/01/37	1,257	1,085,483
1.50%, 03/01/37	1,585	1,369,294
1.50%, 04/01/37	123	106,475
1.50%, 08/01/37	107	92,693
1.50%, 11/01/50	435	325,903
1.50%, 03/01/51	620	463,147
1.50%, 04/01/51	457	341,304
1.50%, 05/01/51	879	657,307
1.50%, 07/01/51	1,571	1,173,862
2.00%, 12/01/35	44	39,198
2.00%, 02/01/36	735	652,608
2.00%, 03/01/36	144	127,796
2.00%, 04/01/36	52	46,327
2.00%, 05/01/36	31	27,537
2.00%, 06/01/36	577	510,324
2.00%, 08/01/36	394	348,672
2.00%, 09/01/36	705	622,397
2.00%, 10/01/36	233	205,895
2.00%, 11/01/36	205	181,265
2.00%, 12/01/36	442	391,202
2.00%, 01/01/37	607	535,370
2.00%, 02/01/37	749	660,610
2.00%, 04/01/37	1,935	1,708,114
2.00%, 05/01/37	292	257,243
2.00%, 06/01/37	625	551,326
2.00%, 03/18/39(k)	150	132,307
2.00%, 07/01/50	254	201,417
2.00%, 08/01/50	800	637,102
2.00%, 09/01/50	330	262,016
2.00%, 10/01/50	755	598,445
2.00%, 11/01/50	1,671	1,322,111
2.00%, 12/01/50	57	45,297

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 01/01/51	$698	$553,339
2.00%, 02/01/51	385	305,700
2.00%, 03/01/51	2,126	1,680,921
2.00%, 04/01/51	1,600	1,266,001
2.00%, 05/01/51	1,060	837,649
2.00%, 06/01/51	812	643,918
2.00%, 07/01/51	612	484,462
2.00%, 08/01/51	1,961	1,546,295
2.00%, 10/01/51	2,768	2,189,437
2.00%, 11/01/51	3,186	2,519,286
2.00%, 12/01/51	2,673	2,122,316
2.00%, 01/01/52	2,646	2,088,495
2.00%, 02/01/52	433	340,482
2.00%, 03/01/52	45	35,281
2.50%, 07/01/32	337	315,011
2.50%, 11/01/34	37	34,166
2.50%, 10/01/35	106	96,709
2.50%, 03/01/36	84	76,799
2.50%, 05/01/36	451	409,350
2.50%, 06/01/36	83	75,705
2.50%, 07/01/36	325	294,832
2.50%, 08/01/36	89	80,482
2.50%, 04/01/37	324	294,154
2.50%, 05/01/37	355	322,064
2.50%, 06/01/37	355	322,681
2.50%, 03/18/39(k)	475	430,606
2.50%, 10/01/50	96	80,866
2.50%, 11/01/50	1,263	1,049,042
2.50%, 12/01/50	290	239,790
2.50%, 01/01/51	289	237,697
2.50%, 03/01/51	510	423,525
2.50%, 04/01/51	133	109,504
2.50%, 07/01/51	382	316,364
2.50%, 08/01/51	1,465	1,220,656
2.50%, 09/01/51	1,578	1,308,088
2.50%, 10/01/51	1,083	893,524
2.50%, 11/01/51	2,354	1,941,448
2.50%, 12/01/51	3,332	2,760,169
2.50%, 01/01/52	2,987	2,462,311
2.50%, 02/01/52	446	369,231
2.50%, 03/01/52	1,341	1,102,516
2.50%, 04/01/52	1,759	1,453,450
3.00%, 03/01/30	82	78,939
3.00%, 09/01/34	381	356,237
3.00%, 03/01/35	35	32,375
3.00%, 07/01/35	26	24,296
3.00%, 03/18/39(k)	1,025	949,639
3.00%, 11/01/46	90	78,768
3.00%, 12/01/46	81	71,131
3.00%, 04/01/48	579	514,392
3.00%, 11/01/48	118	103,052
3.00%, 02/01/49	831	729,763
3.00%, 12/01/49	1,168	1,016,403
3.00%, 07/01/50	31	26,431
3.00%, 08/01/50	169	147,074
3.00%, 10/01/50	249	213,864
3.00%, 01/01/51	73	63,214
3.00%, 04/01/51	77	65,890
3.00%, 07/01/51	1,072	924,750
3.00%, 08/01/51	414	355,549
3.00%, 11/01/51	66	56,534

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 01/01/52	$1,231	$1,060,913
3.00%, 02/01/52	456	391,479
3.00%, 04/01/52	4,443	3,822,184
3.00%, 05/01/52	905	778,093
3.00%, 03/13/54(k)	25	21,380
3.50%, 02/01/34	104	100,240
3.50%, 03/18/39(k)	575	543,962
3.50%, 07/01/45	1,642	1,494,311
3.50%, 07/01/47	57	51,839
3.50%, 09/01/47	599	542,449
3.50%, 10/01/47	311	281,572
3.50%, 11/01/47	76	68,460
3.50%, 02/01/48	363	329,178
3.50%, 02/01/49	59	53,318
3.50%, 03/01/49	233	211,414
3.50%, 06/01/49	343	310,483
3.50%, 08/01/49	66	60,075
3.50%, 12/01/49	305	272,976
3.50%, 02/01/51	1,640	1,477,157
3.50%, 10/01/51	726	657,324
3.50%, 06/01/52	906	812,821
3.50%, 07/01/52	313	281,749
4.00%, 08/01/37	31	29,676
4.00%, 09/01/37	45	43,566
4.00%, 11/01/37	61	58,736
4.00%, 02/01/38	33	31,346
4.00%, 05/01/38	28	27,299
4.00%, 11/01/38	18	17,417
4.00%, 03/18/39(k)	525	505,617
4.00%, 09/01/47	38	35,808
4.00%, 05/01/48	1,143	1,068,127
4.00%, 09/01/48	340	317,427
4.00%, 03/01/49	173	161,213
4.00%, 07/01/49	695	649,195
4.00%, 08/01/49	251	235,307
4.00%, 04/01/50	523	487,900
4.00%, 05/01/50	246	228,956
4.00%, 03/01/51	1,215	1,133,932
4.00%, 05/01/52	511	470,913
4.00%, 06/01/52	658	606,859
4.00%, 08/01/52	598	550,814
4.00%, 03/13/54(k)	600	551,985
4.50%, 04/01/49	79	76,374
4.50%, 09/01/50	387	372,191
4.50%, 10/01/50	141	134,608
4.50%, 05/01/52	155	149,030
4.50%, 06/01/52	739	699,290
4.50%, 09/01/52	1,046	992,204
4.50%, 10/01/52	1,894	1,799,455
4.50%, 11/01/52	43	40,492
4.50%, 12/01/52	327	312,356
4.50%, 08/01/53	38	36,079
5.00%, 09/01/49	27	26,316
5.00%, 08/01/52	116	112,786
5.00%, 09/01/52	273	267,110
5.00%, 10/01/52	402	392,407
5.00%, 11/01/52	348	340,081
5.00%, 12/01/52	299	292,533
5.00%, 01/01/53	826	804,015
5.00%, 03/01/53	94	92,351
5.00%, 04/01/53	236	228,700

56	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 06/01/53	$193	$188,984
5.00%, 03/01/54(k)	1,500	1,454,532
5.50%, 09/01/52	114	114,446
5.50%, 11/01/52	163	162,099
5.50%, 12/01/52	628	627,930
5.50%, 01/01/53	728	728,741
5.50%, 02/01/53	324	322,565
5.50%, 03/01/53	190	189,624
5.50%, 04/01/53	155	155,293
5.50%, 05/01/53	647	640,793
5.50%, 06/01/53	44	44,175
5.50%, 03/13/54(k)	1,055	1,043,577
6.00%, 01/01/53	72	73,616
6.00%, 06/01/53	84	85,076
6.00%, 07/01/53	225	225,430
6.00%, 08/01/53	337	342,235
6.00%, 09/01/53	438	442,911
6.00%, 11/01/53	642	647,563
6.00%, 12/01/53	195	196,577
6.00%, 02/01/54	119	120,403
6.00%, 03/13/54(k)	1,125	1,129,692
6.00%, 04/11/54(k)	575	577,308
6.50%, 10/01/53	53	53,857
6.50%, 11/01/53	63	64,156
6.50%, 12/01/53	616	632,327
6.50%, 01/01/54	417	426,361
6.50%, 02/01/54	505	520,815
6.50%, 03/13/54(k)	2,400	2,441,964

		137,965,748

U.S. Government Obligations — 35.9%
U.S. Treasury Note/Bond
0.25%, 05/31/25	1,250	1,179,785
0.25%, 06/30/25	1,150	1,082,168
0.25%, 07/31/25	1,200	1,125,234
0.25%, 08/31/25	300	280,395
0.25%, 09/30/25	1,280	1,192,450
0.25%, 10/31/25	1,300	1,207,172
0.38%, 04/30/25	1,590	1,508,326
0.38%, 11/30/25	1,000	927,734
0.38%, 12/31/25(c)	1,560	1,443,183
0.38%, 01/31/26	3,370	3,107,377
0.38%, 09/30/27	1,100	955,969
0.50%, 02/28/26	800	737,500
0.50%, 05/31/27	1,000	883,203
0.50%, 08/31/27	780	682,988
0.50%, 10/31/27	230	200,226
0.63%, 07/31/26	2,000	1,823,437
0.63%, 11/30/27	700	610,695
0.63%, 12/31/27	1,445	1,256,924
0.63%, 05/15/30	115	92,332
0.63%, 08/15/30	2,050	1,632,152
0.75%, 03/31/26	300	277,383
0.75%, 04/30/26	1,400	1,290,406
0.75%, 08/31/26	600	547,313
0.75%, 01/31/28	1,700	1,482,453
0.88%, 06/30/26	2,300	2,116,359
0.88%, 09/30/26	1,900	1,735,234
0.88%, 11/15/30	1,190	957,950
1.00%, 07/31/28	2,100	1,823,883
1.13%, 01/15/25(c)	390	376,883
1.13%, 10/31/26	1,100	1,008,219

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.13%, 02/28/27	$700	$635,961
1.13%, 02/29/28	2,130	1,881,722
1.13%, 08/31/28	2,400	2,091,188
1.13%, 02/15/31	1,015	827,701
1.13%, 05/15/40	1,300	802,141
1.13%, 08/15/40	1,590	971,391
1.25%, 11/30/26	1,900	1,743,844
1.25%, 12/31/26	1,700	1,557,625
1.25%, 03/31/28	2,550	2,259,539
1.25%, 04/30/28	1,400	1,237,687
1.25%, 05/31/28	1,600	1,411,375
1.25%, 06/30/28	1,660	1,461,189
1.25%, 09/30/28	1,700	1,486,570
1.25%, 08/15/31	1,550	1,255,016
1.25%, 05/15/50	1,055	535,907
1.38%, 10/31/28	1,970	1,729,752
1.38%, 12/31/28	1,400	1,224,125
1.38%, 11/15/31	1,950	1,583,156
1.38%, 11/15/40	1,480	939,569
1.38%, 08/15/50	1,440	756,000
1.50%, 02/15/25	760	734,439
1.50%, 08/15/26	1,400	1,302,547
1.50%, 01/31/27	2,000	1,841,250
1.50%, 11/30/28	1,300	1,146,133
1.63%, 05/15/26	1,650	1,548,680
1.63%, 10/31/26	600	557,344
1.63%, 05/15/31	1,800	1,508,906
1.63%, 11/15/50	1,600	898,750
1.75%, 03/15/25	910	879,821
1.75%, 01/31/29	2,300	2,044,664
1.75%, 08/15/41	1,820	1,212,291
1.88%, 02/28/27	1,000	929,141
1.88%, 02/28/29	1,050	937,699
1.88%, 02/15/32	2,150	1,805,664
1.88%, 02/15/41	1,350	930,234
1.88%, 02/15/51	1,770	1,060,064
1.88%, 11/15/51	1,570	936,112
2.00%, 08/15/25	1,100	1,056,559
2.00%, 11/15/26	2,000	1,875,156
2.00%, 11/15/41	1,300	899,844
2.00%, 02/15/50	900	560,531
2.00%, 08/15/51	1,850	1,140,062
2.25%, 11/15/25	1,550	1,487,273
2.25%, 03/31/26	600	572,250
2.25%, 02/15/27	570	535,934
2.25%, 08/15/27	700	652,586
2.25%, 11/15/27	1,000	928,516
2.25%, 05/15/41	1,550	1,131,742
2.25%, 08/15/46	1,300	882,984
2.25%, 02/15/52	1,320	863,981
2.38%, 05/15/27	600	564,047
2.38%, 03/31/29	680	621,456
2.38%, 05/15/29	1,000	912,344
2.38%, 02/15/42	1,300	955,703
2.38%, 05/15/51	2,000	1,350,312
2.50%, 03/31/27	700	661,938
2.50%, 02/15/45	1,075	779,207
2.50%, 02/15/46	760	545,419
2.50%, 05/15/46	900	644,203
2.63%, 01/31/26	560	539,350
2.63%, 05/31/27	1,400	1,325,406

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.63%, 02/15/29	$1,000	$926,562
2.63%, 07/31/29	1,000	921,250
2.75%, 05/15/25	1,800	1,754,227
2.75%, 04/30/27	3,000	2,854,453
2.75%, 02/15/28	1,400	1,319,828
2.75%, 05/31/29	900	836,086
2.75%, 08/15/32	2,400	2,142,750
2.75%, 08/15/42	290	225,566
2.75%, 11/15/42	400	310,000
2.75%, 08/15/47	550	408,891
2.75%, 11/15/47	600	445,219
2.88%, 05/31/25	600	585,258
2.88%, 06/15/25	650	633,598
2.88%, 05/15/28	1,000	944,922
2.88%, 08/15/28	600	565,500
2.88%, 04/30/29	800	748,625
2.88%, 05/15/32	2,000	1,808,125
2.88%, 05/15/43	200	157,406
2.88%, 08/15/45	960	741,300
2.88%, 11/15/46	600	459,094
2.88%, 05/15/49	200	151,219
2.88%, 05/15/52	1,300	979,469
3.00%, 07/15/25	1,300	1,268,160
3.00%, 09/30/25	480	467,025
3.00%, 10/31/25	250	243,008
3.00%, 05/15/42	250	202,578
3.00%, 11/15/44	500	396,641
3.00%, 05/15/45	990	783,028
3.00%, 11/15/45	400	315,188
3.00%, 02/15/47	500	390,703
3.00%, 05/15/47	600	468,188
3.00%, 02/15/48	800	621,750
3.00%, 08/15/48	700	543,156
3.00%, 08/15/52	1,400	1,083,031
3.13%, 08/15/25	1,130	1,103,207
3.13%, 11/15/28	1,100	1,045,859
3.13%, 08/31/29	700	660,680
3.13%, 02/15/43	500	410,391
3.13%, 08/15/44	500	405,703
3.13%, 05/15/48	550	437,078
3.25%, 06/30/27	900	868,711
3.25%, 06/30/29	700	665,930
3.25%, 05/15/42	700	588,875
3.38%, 05/15/33	2,800	2,612,750
3.38%, 08/15/42	400	342,063
3.38%, 05/15/44	100	84,547
3.38%, 11/15/48	1,500	1,245,937
3.50%, 09/15/25	1,000	980,781
3.50%, 01/31/28	638	618,860
3.50%, 04/30/28	1,000	969,062
3.50%, 01/31/30	700	671,727
3.50%, 04/30/30	800	766,500
3.50%, 02/15/33	2,400	2,264,250
3.63%, 05/15/26	1,300	1,274,406
3.63%, 03/31/28	800	779,125
3.63%, 05/31/28	1,400	1,362,922
3.63%, 03/31/30	700	675,664
3.63%, 08/15/43	200	176,313
3.63%, 02/15/53	1,114	974,402
3.63%, 05/15/53	1,030	901,733
3.75%, 04/15/26	2,050	2,015,246

Security	Par (000)	Value

U.S. Government Obligations (continued)
3.75%, 12/31/28	$1,200	$1,172,812
3.75%, 05/31/30	400	388,406
3.75%, 06/30/30	438	425,202
3.75%, 12/31/30	800	775,375
3.75%, 11/15/43	300	269,016
3.88%, 03/31/25	700	691,633
3.88%, 01/15/26	100	98,578
3.88%, 11/30/27	800	786,750
3.88%, 12/31/27	800	786,688
3.88%, 09/30/29	700	686,109
3.88%, 11/30/29	700	685,836
3.88%, 12/31/29	800	783,563
3.88%, 08/15/33	2,200	2,134,344
3.88%, 02/15/43	488	446,978
3.88%, 05/15/43	486	444,462
4.00%, 12/15/25	513	506,748
4.00%, 02/15/26	1,900	1,877,437
4.00%, 02/29/28	1,000	987,734
4.00%, 06/30/28	538	531,527
4.00%, 01/31/29(c)	1,000	988,437
4.00%, 02/28/30	800	788,187
4.00%, 07/31/30	600	590,719
4.00%, 01/31/31	600	590,344
4.00%, 02/15/34	1,000	980,469
4.00%, 11/15/42	488	455,670
4.00%, 11/15/52	900	843,047
4.13%, 01/31/25	600	594,773
4.13%, 06/15/26	1,441	1,427,603
4.13%, 09/30/27	900	892,758
4.13%, 07/31/28	500	496,484
4.13%, 08/31/30	300	297,328
4.13%, 11/15/32	2,800	2,770,687
4.13%, 08/15/53	1,338	1,281,971
4.25%, 05/31/25	526	521,665
4.25%, 10/15/25	820	813,370
4.25%, 01/31/26(c)	800	794,062
4.25%, 02/28/31	1,000	998,906
4.25%, 05/15/39	400	395,563
4.38%, 08/15/26	1,200	1,196,062
4.38%, 12/15/26	1,500	1,497,070
4.38%, 08/31/28	800	802,562
4.38%, 11/30/28	2,300	2,309,883
4.38%, 11/30/30	1,200	1,206,750
4.38%, 08/15/43	963	943,138
4.50%, 11/15/25	701	698,262
4.50%, 07/15/26	501	500,609
4.50%, 11/15/33	2,800	2,853,375
4.50%, 02/15/36	100	103,438
4.63%, 02/28/25	851	847,410
4.63%, 06/30/25	700	697,758
4.63%, 03/15/26	2,000	2,000,000
4.63%, 09/15/26	1,400	1,404,047
4.63%, 10/15/26	1,400	1,404,703
4.63%, 11/15/26	1,000	1,003,750
4.63%, 09/30/28	600	608,109
4.63%, 09/30/30	600	611,813
4.75%, 07/31/25	524	523,345
4.75%, 02/15/37	600	633,281
4.75%, 11/15/43	910	936,731
4.75%, 11/15/53	1,400	1,490,562
4.88%, 11/30/25	800	801,969

58	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
4.88%, 10/31/28	$1,400	$1,434,234
4.88%, 10/31/30	500	517,031
5.00%, 05/15/37	400	431,500

		211,760,492

Total U.S. Government & Agency Obligations — 59.3% (Cost: $392,531,587)		349,726,240

Total Long-Term Investments — 98.5% (Cost: $645,084,875)		581,303,989

	Shares

Short-Term Securities

Money Market Funds — 4.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.30%(l)(m)(n)	27,853,397	27,853,397

Total Short-Term Securities — 4.7% (Cost: $27,853,397)		27,853,397

Total Investments Before TBA Sales Commitments — 103.2% (Cost: $672,938,272)		609,157,386

	Par (000)

TBA Sales Commitments(k)

Mortgage-Backed Securities — (0.2)%
Uniform Mortgage-Backed Securities
6.00%, 03/13/54	(575)	(577,398)
6.50%, 03/13/54	(725)	(737,677)

Total TBA Sales Commitments — (0.2)% (Proceeds: $(1,314,223))		(1,315,075)

Total Investments, Net of TBA Sales Commitments — 103.0% (Cost: $671,624,049)		607,842,311

Liabilities in Excess of Other Assets — (3.0)%		(17,502,635)

Net Assets — 100.0%		$590,339,676

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Perpetual security with no stated maturity date.
(g)	Zero-coupon bond.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	U.S. dollar denominated security issued by foreign domiciled entity.
(j)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)	Represents or includes a TBA transaction.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$18,430,070	$9,423,327	(a)	$—	$—	$—	$27,853,397	27,853,397	$823,260	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) February 29, 2024	iShares® ESG Advanced Total USD Bond Market ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$2,411,098	$—	$2,411,098
Collaterized Mortgage Obligations	—	5,396,515	—	5,396,515
Corporate Bonds & Notes	—	186,092,103	50,968	186,143,071
Foreign Government Obligations	—	37,627,065	—	37,627,065
U.S. Government & Agency Obligations	—	349,726,240	—	349,726,240
Short-Term Securities
Money Market Funds	27,853,397	—	—	27,853,397
Liabilities
Investments
TBA Sales Commitments	—	(1,315,075)	—	(1,315,075)

	$27,853,397	$579,937,946	$50,968	$607,842,311

See notes to financial statements.

60	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

February 29, 2024

	iShares ESG Advanced Investment Grade Corporate Bond ETF	iShares ESG Advanced Total USD Bond Market ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$11,728,187	$581,303,989
Investments, at value — affiliated(c)	558,619	27,853,397
Cash	423	96,658
Foreign currency, at value(d)	—	569
Receivables:
Investments sold	125,039	9,954,448
Securities lending income — affiliated	120	5,635
TBA sales commitments	—	1,314,223
Capital shares sold	—	24,396
Dividends — affiliated	1,157	63,813
Interest — unaffiliated	149,278	4,205,208

Total assets	12,562,823	624,822,336

LIABILITIES
Collateral on securities loaned, at value	268,431	12,763,397
TBA sales commitments, at value(e)	—	1,315,075
Payables:
Investments purchased	180,347	20,349,141
Investment advisory fees	1,737	55,047

Total liabilities	450,515	34,482,660

Commitments and contingent liabilities

NET ASSETS	$12,112,308	$590,339,676

NET ASSETS CONSIST OF
Paid-in capital	$15,158,203	$680,968,566
Accumulated loss	(3,045,895)	(90,628,890)

NET ASSETS	$12,112,308	$590,339,676

NET ASSETVALUE
Shares outstanding	150,000	13,900,000

Net asset value	$80.75	$42.47

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — unaffiliated	$13,580,840	$645,084,875
(b) Securities loaned, at value	$259,311	$9,714,028
(c) Investments, at cost — affiliated	$558,479	$27,853,397
(d) Foreign currency, at cost	$—	$563
(e) Proceeds from TBA sales commitments	$—	$1,314,223

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Statements of Operations

Year Ended February 29, 2024

	iShares ESG Advanced Investment Grade Corporate Bond ETF	iShares ESG Advanced Total USD Bond Market ETF

INVESTMENT INCOME
Dividends — affiliated	$8,257	$750,117
Interest — unaffiliated	479,266	18,469,136
Securities lending income — affiliated — net	1,923	73,143
Other income — unaffiliated	—	588

Total investment income	489,446	19,292,984

EXPENSES
Investment advisory	21,541	700,859
Interest expense	—	63

Total expenses	21,541	700,922

Less:
Investment advisory fees waived	—	(13,124)

Total expenses after fees waived	21,541	687,798

Net investment income	467,905	18,605,186

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(371,208)	(7,243,308)
Investments — affiliated	(112)	—
Foreign currency transactions	—	(1)
In-kind redemptions — unaffiliated(a)	—	(5,362,181)

	(371,320)	(12,605,490)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	587,277	12,108,464
Foreign currency translations	—	10

	587,277	12,108,474

Net realized and unrealized gain (loss)	215,957	(497,016)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$683,862	$18,108,170

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

62	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares ESG Advanced Investment Grade Corporate Bond ETF		iShares ESG Advanced Total USD Bond Market ETF
	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/29/24	Year Ended 02/28/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$467,905	$457,695	$18,605,186	$17,739,911
Net realized loss	(371,320)	(1,752,499)	(12,605,490)	(41,430,926)
Net change in unrealized appreciation (depreciation)	587,277	(1,000,276)	12,108,474	(50,521,134)

Net increase (decrease) in net assets resulting from operations	683,862	(2,295,080)	18,108,170	(74,212,149)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(464,156)	(457,951)	(18,397,296)	(17,304,554)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	(3,953,019)	19,935,401	52,415,316

NET ASSETS
Total increase (decrease) in net assets	219,706	(6,706,050)	19,646,275	(39,101,387)
Beginning of year	11,892,602	18,598,652	570,693,401	609,794,788

End of year	$12,112,308	$11,892,602	$590,339,676	$570,693,401

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	63

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Advanced Investment Grade Corporate Bond ETF
	Year Ended 02/29/24	Year Ended 02/28/23	Period From 11/08/21 to 02/28/22	(a)

Net asset value, beginning of period	$79.28	$92.99	$100.00

Net investment income(b)	3.12	2.45	0.64
Net realized and unrealized gain (loss)(c)	1.44	(13.69)	(7.19)

Net increase (decrease) from investment operations	4.56	(11.24)	(6.55)

Distributions from net investment income(d)	(3.09)	(2.47)	(0.46)

Net asset value, end of period	$80.75	$79.28	$92.99

Total Return(e)
Based on net asset value	5.87%	(12.17)%	(6.56	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.18%	0.18%	0.18	%(h)

Net investment income	3.91%	2.97%	2.16	%(h)

Supplemental Data
Net assets, end of period (000)	$12,112	$11,893	$18,599

Portfolio turnover rate(i)	29%	35%	7	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

64	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Advanced Total USD Bond Market ETF
	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Period From 06/23/20 to 02/28/21	(a)

Net asset value, beginning of period	$42.27	$47.64	$49.61	$50.00

Net investment income(b)	1.35	1.01	0.60	0.35
Net realized and unrealized gain (loss)(c)	0.19	(5.38)	(2.01)	(0.42)

Net increase (decrease) from investment operations	1.54	(4.37)	(1.41)	(0.07)

Distributions from net investment income(d)	(1.34)	(1.00)	(0.56)	(0.32)

Net asset value, end of period	$42.47	$42.27	$47.64	$49.61

Total Return(e)
Based on net asset value	3.70%	(9.22)%	(2.85)%	(0.16	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.12%	0.12%	0.12%	0.12	%(h)

Total expenses after fees waived	0.12%	0.11%	0.11%	0.11	%(h)

Net investment income	3.19%	2.32%	1.23%	1.03	%(h)

Supplemental Data
Net assets, end of period (000)	$590,340	$570,693	$609,795	$188,521

Portfolio turnover rate(i)(j)	63%	167%	243%	216	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.
(j)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Notes to Financial Statements

1. ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
ESG Advanced Investment Grade Corporate Bond	Non-diversified
ESG Advanced Total USD Bond Market	Diversified	(a)

(a)	The Fund’s classification changed from non-diversified to diversified during the reporting period.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has

66	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements (continued)

guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

68	2 0 2 4 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

ESG Advanced Investment Grade Corporate Bond
Barclays Capital, Inc.	$40,310	$(40,310)	$—		$—
BMO Capital Markets Corp.	25,583	(25,583)	—		—
BofA Securities, Inc.	39,608	(39,608)	—		—
J.P. Morgan Securities LLC	78,577	(78,577)	—		—
Nomura Securities International, Inc.	22,926	(22,926)	—		—
RBC Capital Markets LLC	37,280	(37,280)	—		—
Scotia Capital (USA), Inc.	15,027	(15,027)	—		—

	$259,311	$(259,311)	$—		$—

ESG Advanced Total USD Bond Market
Barclays Bank PLC	$738,225	$(738,225)	$—		$—
Barclays Capital, Inc.	58,677	(58,677)	—		—
BMO Capital Markets Corp.	77,869	(77,869)	—		—
BNP Paribas SA	582,421	(582,421)	—		—
BofA Securities, Inc.	348,425	(348,425)	—		—
Citigroup Global Markets, Inc.	1,387,391	(1,387,391)	—		—
Goldman Sachs & Co. LLC	2,418,602	(2,418,602)	—		—
J.P. Morgan Securities LLC	2,835,565	(2,835,565)	—		—
Jefferies LLC	280,506	(280,506)	—		—
Morgan Stanley	405,676	(405,676)	—		—
Nomura Securities International, Inc.	34,718	(34,718)	—		—
Pershing LLC	69,420	(69,420)	—		—
RBC Capital Markets LLC	175,475	(175,475)	—		—
Scotia Capital (USA), Inc.	16,927	(16,927)	—		—
State Street Bank & Trust Co.	89,311	(89,311)	—		—
UBS AG	59,637	(59,637)	—		—
UBS Securities LLC	30,706	(30,706)	—		—
Wells Fargo Securities LLC	104,477	(104,477)	—		—

	$9,714,028	$(9,714,028)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees

ESG Advanced Investment Grade Corporate Bond	0.18%
ESG Advanced Total USD Bond Market	0.12

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Notes to Financial Statements (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares ESG Advanced Total USD Bond Market ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended February 29, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts Waived
ESG Advanced Total USD Bond Market	$13,124

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Prior to January 26, 2024 (date of conversion for respective funds), ETF Services were performed by State Street Bank and Trust Company.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 29, 2024, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts

ESG Advanced Investment Grade Corporate Bond	$577
ESG Advanced Total USD Bond Market	17,576

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

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Notes to Financial Statements (continued)

6. PURCHASES AND SALES

For the year ended February 29, 2024, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
ESG Advanced Investment Grade Corporate Bond	$—	$—	$3,393,963	$3,360,398
ESG Advanced Total USD Bond Market	325,065,184	313,242,576	44,108,833	47,575,713

For the year ended February 29, 2024, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
ESG Advanced Total USD Bond Market	$70,760,450	$58,559,419

7. INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2024 and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 29, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
ESG Advanced Total USD Bond Market	$(5,364,802)	$5,364,802

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/29/24	Year Ended 02/28/23
ESG Advanced Investment Grade Corporate Bond
Ordinary income	$464,156	$457,951

ESG Advanced Total USD Bond Market
Ordinary income	$18,397,296	$17,304,554

As of February 29, 2024, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards	(a)	Net Unrealized Gains (Losses)	(b)	Total
ESG Advanced Investment Grade Corporate Bond	$42,815	$(1,229,795)		$(1,858,915)		$(3,045,895)
ESG Advanced Total USD Bond Market	1,723,158	(28,347,698)		(64,004,350)		(90,628,890)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, the classification of investments and TBA transactions.

N O T E S T O F I N A N C I A L S T A T E M E N T S	71

Notes to Financial Statements (continued)

As of February 29, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG Advanced Investment Grade Corporate Bond	$14,145,721	$57,632	$(1,916,547)	$(1,858,915)
ESG Advanced Total USD Bond Market	673,160,890	1,299,688	(65,304,044)	(64,004,356)

8. PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Valuation Risk: The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will

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Notes to Financial Statements (continued)

decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds’ performance.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.  CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/29/24		Year Ended 02/28/23
iShares ETF	Shares	Amount	Shares	Amount

ESG Advanced Investment Grade Corporate Bond
Shares redeemed	—	$—	(50,000)	$(3,953,019)

ESG Advanced Total USD Bond Market
Shares sold	2,300,000	$97,601,454	7,800,000	$359,712,060
Shares redeemed	(1,900,000)	(77,666,053)	(7,100,000)	(307,296,744)

	400,000	$19,935,401	700,000	$52,415,316

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of each of the two funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 29, 2024, the related statements of operations for the year ended February 29, 2024, the statements of changes in net assets for each of the two years in the period ended February 29, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 29, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

iShares ESG Advanced Investment Grade Corporate Bond ETF iShares ESG Advanced Total USD Bond Market ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 19, 2024

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 29, 2024:

iShares ETF	Federal Obligation Interest
ESG Advanced Investment Grade Corporate Bond	$1,242
ESG Advanced Total USD Bond Market	5,359,062

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 29, 2024:

iShares ETF	Interest Dividends
ESG Advanced Investment Grade Corporate Bond	$468,381
ESG Advanced Total USD Bond Market	18,588,492

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 29, 2024:

iShares ETF	Interest-Related Dividends
ESG Advanced Investment Grade Corporate Bond	$378,403
ESG Advanced Total USD Bond Market	15,710,183

I M P O R T A N T T A X I N F O R M A T I O N	75

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares ESG Advanced Investment Grade Corporate Bond ETF and iShares ESG Advanced Total USD Bond Market ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”).At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

S U P P L E M E N T A L I N F O R M A T I O N	77

Trustee and Officer Information (unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 401 funds as of February 29, 2024. With the exception of Robert S. Kapito and Aaron Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (1957)	Trustee (since 2009).	President, of BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (1955)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (1956)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (1954)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

Cecilia H. Herbert (1949)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and Personnel Committee (since 2022); Member of the Wyoming State Investment Funds Committee (since 2022); Director of the Jackson Hole Center for the Arts (since 2021); Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (1959)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).

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Trustee and Officer Information (unaudited) (continued)

Independent Trustees (continued)

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

John E. Martinez (1961)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (1964)	Trustee (since 2011); Fixed-Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Year of Birth)	Position(s)	Principal Occupation(s) During Past 5 Years

Dominik Rohé (1973)	President (since 2023).	Managing Director, BlackRock, Inc. (since 2005); Head of Americas ETF and Index Investments (since 2023); Head of Latin America (2019-2023).

Trent Walker (1974)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Aaron Wasserman (1974)	Chief Compliance Officer (iShares, Inc. and iShares Trust, since 2023; iShares U.S. ETF Trust, since 2023).	Managing Director of BlackRock, Inc. (since 2018); Chief Compliance Officer of the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (since 2023); Deputy Chief Compliance Officer for the BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (2014-2023).

Marisa Rolland (1980)	Secretary (since 2022).	Managing Director, of BlackRock, Inc. (since 2023); Director, of BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc. (2010-2017).

Rachel Aguirre (1982)	Executive Vice President (since 2022).	Managing Director, of BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering of BlackRock, Inc. (since 2021); Co-Head of EII’s Americas Portfolio Engineering of BlackRock, Inc. (2020-2021); Head of Developed Markets Portfolio Engineering of BlackRock, Inc. (2016-2019).

Jennifer Hsui (1976)	Executive Vice President (since 2022).	Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).

James Mauro (1970)	Executive Vice President (since 2022).	Managing Director, of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management of BlackRock, Inc. (since 2020).

Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer.

Effective February 1, 2024, Salim Ramji resigned as Trustee of the Trust.

Effective March 5, 2024, Stephen Cohen replaced Salim Ramji as Trustee of the Trust.

Effective March 5, 2024, Dominik Rohé resigned as President of the Trust.

Effective March 5, 2024, Jessica Tan replaced Dominik Rohé as President of the Trust.

Effective April 8, 2024, Laura Fergerson was appointed as Trustee of the Trust.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	79

Trustee and Officer Information (unaudited) (continued)

Effective April 8, 2024, James Lam was appointed as Trustee of the Trust.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	81

Glossary of Terms Used in this Report

Portfolio Abbreviation

CMT	Constant Maturity Treasury

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

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Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-213-0224

(b) Not Applicable

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Richard L. Fagnani and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the eleven series of the registrant for which the fiscal year-end is February 29, 2024 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)

Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $151,850 for the fiscal year ended February 28, 2023 and $151,850 for the fiscal year ended February 29, 2024.

(b)

Audit-Related Fees – There were no fees billed for the fiscal years ended February 28, 2023 and February 29, 2024 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)

Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $106,700 for the fiscal year ended February 28, 2023 and $106,700 for the fiscal year ended February 29, 2024. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d)

All Other Fees – There were no other fees billed in each of the fiscal years ended February 28, 2023 and February 29, 2024 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)

(1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $106,700 for the fiscal year ended February 28, 2023 and $106,700 for the fiscal year ended February 29, 2024.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i)	Not Applicable

(j)	Not Applicable

Item 5.	Audit Committee of Listed Registrants.

(a) The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The registrant’s audit committee members are Richard L. Fagnani, Cecilia H. Herbert and Madhav V. Rajan.

(b) Not applicable.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 14.	Exhibits.

(a) (1) Code of Ethics is not filed as an exhibit; please refer to Item 2.

(a) (2) Section 302 Certifications are attached.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)

Date: April 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)

Date: April 19, 2024

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: April 19, 2024